UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Shareholders.

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Simon Property Group, Inc. REIT	8.6%
Prologis, Inc. REIT	6.1
Public Storage REIT	5.0
Welltower, Inc. REIT	4.3
Equity Residential REIT	4.0
AvalonBay Communities, Inc. REIT	4.0
Digital Realty Trust, Inc. REIT	3.6
Ventas, Inc. REIT	3.5
Boston Properties, Inc. REIT	2.9
Essex Property Trust, Inc. REIT	2.7
TOTAL	44.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Residential REITS	22.6%
Retail REITS	18.0
Office REITS	15.9
Specialized REITS	12.6
Health Care REITS	11.5
Industrial REITS	9.2
Hotel & Resort REITS	7.6
Diversified REITS	2.0
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
AbbVie, Inc.	1.5%
FibroGen, Inc.	1.5
Heron Therapeutics, Inc.	1.5
Madrigal Pharmaceuticals, Inc.	1.5
Ionis Pharmaceuticals, Inc.	1.5
PTC Therapeutics, Inc.	1.5
Amgen, Inc.	1.4
United Therapeutics Corp.	1.4
Loxo Oncology, Inc.	1.4
TESARO, Inc.	1.4
TOTAL	14.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Biotechnology	99.9%
Short Term Investments	6.7
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
AT&T, Inc.	2.3%
Realty Income Corp. REIT	2.0
AbbVie, Inc.	1.9
National Retail Properties, Inc. REIT	1.9
People's United Financial, Inc.	1.6
Kimberly-Clark Corp.	1.5
International Business Machines Corp.	1.5
Consolidated Edison, Inc.	1.5
Chevron Corp.	1.5
Old Republic International Corp.	1.5
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Financials	16.1%
	Industrials	16.0
	Consumer Staples	15.6
	Utilities	11.1
	Materials	8.9
	Consumer Discretionary	7.7
	Real Estate	7.7
	Health Care	6.3
	Communication Services	5.0
	Energy	2.9
	Information Technology	2.5
	Short-Term Investments	0.0 *
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.4%
Acadia Realty Trust REIT	338,854	$ 8,051,171
Alexandria Real Estate Equities, Inc. REIT	449,073	51,751,172
American Assets Trust, Inc. REIT	158,899	6,382,973
American Campus Communities, Inc. REIT	572,595	23,699,707
American Homes 4 Rent Class A REIT	1,075,934	21,357,290
Apartment Investment & Management Co. Class A REIT	650,291	28,534,769
Apple Hospitality REIT, Inc.	895,083	12,763,884
Ashford Hospitality Trust, Inc. REIT	369,167	1,476,668
AvalonBay Communities, Inc. REIT	577,140	100,451,217
Boston Properties, Inc. REIT	644,922	72,585,971
Braemar Hotels & Resorts, Inc. REIT	126,626	1,130,770
Brandywine Realty Trust REIT	742,953	9,561,805
Brixmor Property Group, Inc. REIT	1,253,229	18,409,934
Camden Property Trust REIT	389,092	34,259,551
CBL & Associates Properties, Inc. REIT (a)	721,199	1,384,702
Chatham Lodging Trust REIT	195,614	3,458,456
Chesapeake Lodging Trust REIT	253,908	6,182,660
Columbia Property Trust, Inc. REIT	490,735	9,495,722
CorePoint Lodging, Inc. REIT	171,110	2,096,097
Corporate Office Properties Trust REIT	452,865	9,523,751
Cousins Properties, Inc. REIT	1,750,272	13,827,149
CubeSmart REIT	778,597	22,337,948
DiamondRock Hospitality Co. REIT	863,887	7,844,094
Digital Realty Trust, Inc. REIT	861,319	91,773,539
Douglas Emmett, Inc. REIT	674,667	23,026,385
Duke Realty Corp. REIT	1,496,757	38,766,006
Easterly Government Properties, Inc. REIT	256,964	4,029,196
EastGroup Properties, Inc. REIT	150,771	13,830,224
Equity Commonwealth REIT	505,816	15,179,538
Equity LifeStyle Properties, Inc. REIT	374,923	36,416,271
Equity Residential REIT	1,538,468	101,554,273
Essex Property Trust, Inc. REIT	275,865	67,644,857
Extra Space Storage, Inc. REIT	528,454	47,814,518
Federal Realty Investment Trust REIT	308,503	36,415,694
First Industrial Realty Trust, Inc. REIT	525,964	15,179,321
Franklin Street Properties Corp. REIT	447,912	2,790,492
Front Yard Residential Corp. REIT	208,988	1,824,465
HCP, Inc. REIT	1,994,183	55,697,531
Healthcare Realty Trust, Inc. REIT	521,532	14,832,370
Hersha Hospitality Trust REIT	150,164	2,633,877
See accompanying notes to financial statements.
4

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	430,986	$ 16,674,848
Hospitality Properties Trust REIT	684,778	16,352,499
Host Hotels & Resorts, Inc. REIT	3,099,186	51,663,431
Hudson Pacific Properties, Inc. REIT	652,754	18,969,031
Independence Realty Trust, Inc. REIT	373,528	3,428,987
Invitation Homes, Inc. REIT	1,239,862	24,896,429
JBG SMITH Properties REIT	453,219	15,776,553
Kilroy Realty Corp. REIT	420,951	26,469,399
Kimco Realty Corp. REIT	1,760,752	25,795,017
Kite Realty Group Trust REIT	347,215	4,892,259
Liberty Property Trust REIT	617,627	25,866,219
Life Storage, Inc. REIT	194,770	18,111,662
LTC Properties, Inc. REIT	166,605	6,944,096
Macerich Co. REIT	442,152	19,136,339
Mack-Cali Realty Corp. REIT	379,528	7,434,954
Mid-America Apartment Communities, Inc. REIT	475,469	45,502,383
National Storage Affiliates Trust REIT	234,830	6,213,602
NorthStar Realty Europe Corp. REIT	205,922	2,994,106
Paramount Group, Inc. REIT	848,836	10,661,380
Park Hotels & Resorts, Inc. REIT	840,934	21,847,465
Pebblebrook Hotel Trust REIT (a)	535,266	15,153,380
Pennsylvania Real Estate Investment Trust (a)	265,782	1,578,745
Piedmont Office Realty Trust, Inc. Class A REIT	534,000	9,099,360
Prologis, Inc. REIT	2,628,443	154,342,173
PS Business Parks, Inc. REIT	83,122	10,888,982
Public Storage REIT	626,144	126,737,807
QTS Realty Trust, Inc. Class A REIT	212,054	7,856,601
Regency Centers Corp. REIT	707,725	41,529,303
Retail Opportunity Investments Corp. REIT	473,940	7,526,167
Retail Properties of America, Inc. Class A REIT	896,089	9,722,566
Retail Value, Inc. REIT	63,967	1,636,916
Rexford Industrial Realty, Inc. REIT	386,790	11,398,701
RLJ Lodging Trust REIT	729,231	11,959,388
RPT Realty REIT	332,014	3,967,567
Ryman Hospitality Properties, Inc. REIT	213,741	14,254,387
Saul Centers, Inc. REIT	47,554	2,245,500
Senior Housing Properties Trust REIT	989,490	11,596,823
Seritage Growth Properties Class A REIT (a)	115,210	3,724,739
Simon Property Group, Inc. REIT	1,291,271	216,920,615
SITE Centers Corp. REIT	613,180	6,787,903
SL Green Realty Corp. REIT	356,323	28,178,023
Summit Hotel Properties, Inc. REIT	434,072	4,223,521
See accompanying notes to financial statements.
5

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sun Communities, Inc. REIT	360,767	$ 36,693,612
Sunstone Hotel Investors, Inc. REIT	950,144	12,361,373
Tanger Factory Outlet Centers, Inc. REIT (a)	390,408	7,894,050
Taubman Centers, Inc. REIT	254,197	11,563,422
Tier REIT, Inc.	223,453	4,609,835
UDR, Inc. REIT	1,149,225	45,532,294
Universal Health Realty Income Trust REIT	52,781	3,239,170
Urban Edge Properties REIT	474,968	7,893,968
Ventas, Inc. REIT	1,488,472	87,209,574
Vornado Realty Trust REIT	723,229	44,861,895
Washington Prime Group, Inc. REIT (a)	770,334	3,743,823
Washington Real Estate Investment Trust	333,559	7,671,857
Weingarten Realty Investors REIT	496,798	12,325,558
Welltower, Inc. REIT	1,568,440	108,865,420
Xenia Hotels & Resorts, Inc. REIT	467,653	8,043,633
TOTAL COMMON STOCKS (Cost $2,537,365,480)		2,509,445,328
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c)	5,803,778	5,803,778
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	3,613,019	3,613,019
TOTAL SHORT-TERM INVESTMENTS (Cost $9,416,797)		9,416,797
TOTAL INVESTMENTS — 99.8% (Cost $2,546,782,277)		2,518,862,125
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,814,639
NET ASSETS — 100.0%		$ 2,523,676,764
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
6

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,509,445,328	$—	$—	$2,509,445,328
Short-Term Investments	9,416,797	—	—	9,416,797
TOTAL INVESTMENTS	$2,518,862,125	$—	$—	$2,518,862,125
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,839,904	$ 4,839,904	$143,614,685	$142,650,811	$—	$—	5,803,778	$5,803,778	$35,440
State Street Navigator Securities Lending Government Money Market Portfolio	7,014,238	7,014,238	36,904,974	40,306,193	—	—	3,613,019	3,613,019	38,167
Total		$11,854,142	$180,519,659	$182,957,004	$—	$—		$9,416,797	$73,607
See accompanying notes to financial statements.
7

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	599,891	$ 55,303,951
ACADIA Pharmaceuticals, Inc. (a) (b)	2,890,019	46,731,607
Acceleron Pharma, Inc. (a) (b)	711,498	30,985,738
Achillion Pharmaceuticals, Inc. (a)	2,432,706	3,868,003
Acorda Therapeutics, Inc. (a)	1,549,951	24,148,237
Agios Pharmaceuticals, Inc. (a) (b)	991,048	45,697,223
Aimmune Therapeutics, Inc. (a) (b)	1,122,541	26,851,181
Akebia Therapeutics, Inc. (a) (b)	974,033	5,386,402
Alder Biopharmaceuticals, Inc. (a) (b)	1,697,305	17,397,376
Alexion Pharmaceuticals, Inc. (a)	469,498	45,710,325
Alkermes PLC (a)	1,565,361	46,193,803
Allakos, Inc. (a) (b)	196,918	10,292,904
Alnylam Pharmaceuticals, Inc. (a)	662,141	48,276,700
AMAG Pharmaceuticals, Inc. (a) (b)	1,436,853	21,825,797
Amgen, Inc.	267,455	52,065,465
Amicus Therapeutics, Inc. (a) (b)	4,858,908	46,548,339
AnaptysBio, Inc. (a) (b)	734,160	46,832,066
Apellis Pharmaceuticals, Inc. (a)	393,542	5,190,819
Arena Pharmaceuticals, Inc. (a)	1,039,288	40,480,268
ArQule, Inc. (a) (b)	2,730,790	7,564,288
Array BioPharma, Inc. (a) (b)	3,217,232	45,845,556
Arrowhead Pharmaceuticals, Inc. (a) (b)	3,239,679	40,236,813
Atara Biotherapeutics, Inc. (a) (b)	898,605	31,217,538
Athenex, Inc. (a) (b)	557,405	7,073,469
Audentes Therapeutics, Inc. (a)	976,142	20,811,347
BioCryst Pharmaceuticals, Inc. (a) (b)	836,301	6,748,949
Biogen, Inc. (a)	163,267	49,130,306
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	500,000	18,490,000
BioMarin Pharmaceutical, Inc. (a)	551,721	46,979,043
Bluebird Bio, Inc. (a) (b)	496,887	49,291,190
Blueprint Medicines Corp. (a)	698,751	37,669,666
Cara Therapeutics, Inc. (a) (b)	1,510,150	19,631,950
CareDx, Inc. (a)	1,211,134	30,447,909
Celgene Corp. (a)	753,292	48,278,484
Clovis Oncology, Inc. (a) (b)	2,475,193	44,454,466
Coherus Biosciences, Inc. (a) (b)	1,710,871	15,483,383
Cytokinetics, Inc. (a)	531,470	3,358,890
CytomX Therapeutics, Inc. (a)	700,491	10,577,414
Deciphera Pharmaceuticals, Inc. (a)	436,376	9,159,532
Denali Therapeutics, Inc. (a) (b)	582,202	12,028,293
See accompanying notes to financial statements.
8

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Dicerna Pharmaceuticals, Inc. (a)	1,139,253	$ 12,178,615
Dynavax Technologies Corp. (a) (b)	1,752,569	16,036,006
Eagle Pharmaceuticals, Inc. (a) (b)	541,266	21,807,607
Editas Medicine, Inc. (a) (b)	1,272,452	28,948,283
Emergent BioSolutions, Inc. (a)	694,506	41,170,316
Enanta Pharmaceuticals, Inc. (a)	515,794	36,533,689
Epizyme, Inc. (a) (b)	1,547,432	9,532,181
Esperion Therapeutics, Inc. (a) (b)	1,071,233	49,276,718
Exact Sciences Corp. (a) (b)	752,251	47,467,038
Exelixis, Inc. (a)	2,443,275	48,059,219
Fate Therapeutics, Inc. (a) (b)	952,550	12,221,217
FibroGen, Inc. (a)	1,173,106	54,291,346
Five Prime Therapeutics, Inc. (a)	638,208	5,935,334
Flexion Therapeutics, Inc. (a) (b)	1,523,344	17,244,254
G1 Therapeutics, Inc. (a) (b)	793,185	15,189,493
Genomic Health, Inc. (a)	581,087	37,427,814
Gilead Sciences, Inc.	783,409	49,002,233
Global Blood Therapeutics, Inc. (a) (b)	1,216,465	49,935,888
GlycoMimetics, Inc. (a)	642,558	6,085,024
Halozyme Therapeutics, Inc. (a)	1,670,059	24,432,963
Heron Therapeutics, Inc. (a) (b)	2,057,365	53,368,048
ImmunoGen, Inc. (a)	5,319,230	25,532,304
Immunomedics, Inc. (a) (b)	2,726,416	38,905,956
Incyte Corp. (a)	775,518	49,315,190
Inovio Pharmaceuticals, Inc. (a) (b)	1,796,882	7,187,528
Insmed, Inc. (a) (b)	1,825,206	23,946,703
Intellia Therapeutics, Inc. (a) (b)	1,589,416	21,695,528
Intercept Pharmaceuticals, Inc. (a) (b)	475,693	47,945,097
Intrexon Corp. (a) (b)	3,292,681	21,534,134
Invitae Corp. (a)	2,201,349	24,346,920
Ionis Pharmaceuticals, Inc. (a) (b)	970,419	52,460,851
Iovance Biotherapeutics, Inc. (a) (b)	2,548,794	22,556,827
Ironwood Pharmaceuticals, Inc. (a) (b)	2,649,577	27,449,618
Karyopharm Therapeutics, Inc. (a) (b)	1,532,114	14,355,908
Kura Oncology, Inc. (a) (b)	392,159	5,505,912
Lexicon Pharmaceuticals, Inc. (a) (b)	844,791	5,609,412
Ligand Pharmaceuticals, Inc. (a) (b)	375,289	50,926,717
Loxo Oncology, Inc. (a) (b)	369,992	51,824,779
MacroGenics, Inc. (a)	602,994	7,658,024
Madrigal Pharmaceuticals, Inc. (a) (b)	466,078	52,536,312
Mirati Therapeutics, Inc. (a) (b)	1,138,318	48,287,450
Momenta Pharmaceuticals, Inc. (a)	1,527,579	16,864,472
See accompanying notes to financial statements.
9

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Myriad Genetics, Inc. (a) (b)	1,649,213	$ 47,942,622
Natera, Inc. (a)	1,581,511	22,077,894
Neurocrine Biosciences, Inc. (a)	719,914	51,409,059
Novavax, Inc. (a) (b)	7,190,138	13,229,854
OPKO Health, Inc. (a) (b)	9,230,568	27,784,010
PDL BioPharma, Inc. (a)	2,338,784	6,782,474
Portola Pharmaceuticals, Inc. (a) (b)	2,607,067	50,889,948
Progenics Pharmaceuticals, Inc. (a)	3,001,546	12,606,493
Prothena Corp. PLC (a) (b)	775,466	7,987,300
PTC Therapeutics, Inc. (a)	1,527,563	52,425,962
Puma Biotechnology, Inc. (a) (b) (c)	2,275,128	46,298,855
Radius Health, Inc. (a) (b)	1,486,832	24,517,860
Regeneron Pharmaceuticals, Inc. (a)	134,751	50,329,499
REGENXBIO, Inc. (a)	1,123,748	47,141,229
Repligen Corp. (a) (b)	772,824	40,758,738
Retrophin, Inc. (a)	635,670	14,385,212
Rhythm Pharmaceuticals, Inc. (a)	229,362	6,165,251
Rigel Pharmaceuticals, Inc. (a) (b)	4,506,526	10,365,010
Sage Therapeutics, Inc. (a) (b)	500,700	47,962,053
Sangamo Therapeutics, Inc. (a) (b)	3,947,821	45,320,985
Sarepta Therapeutics, Inc. (a) (b)	429,932	46,918,479
Seattle Genetics, Inc. (a) (b)	849,522	48,133,917
Solid Biosciences, Inc. (a) (b)	505,649	13,551,393
Sorrento Therapeutics, Inc. (a) (b)	4,205,809	10,093,942
Spark Therapeutics, Inc. (a) (b)	1,196,426	46,828,114
Spectrum Pharmaceuticals, Inc. (a) (b)	3,202,325	28,020,344
Stemline Therapeutics, Inc. (a) (b)	519,688	4,937,036
TESARO, Inc. (a) (b)	697,018	51,753,587
TG Therapeutics, Inc. (a) (b)	3,152,021	12,923,286
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,116,739	48,555,812
United Therapeutics Corp. (a)	476,106	51,847,943
Vanda Pharmaceuticals, Inc. (a)	1,009,675	26,382,808
Verastem, Inc. (a) (b) (c)	7,404,424	24,878,865
Vericel Corp. (a)	1,223,676	21,291,962
Vertex Pharmaceuticals, Inc. (a)	302,030	50,049,391
Viking Therapeutics, Inc. (a) (b) (c)	5,680,423	43,455,236
Xencor, Inc. (a)	494,838	17,893,342
ZIOPHARM Oncology, Inc. (a) (b)	2,527,367	4,726,176
TOTAL COMMON STOCKS (Cost $5,142,808,408)		3,605,475,559
See accompanying notes to financial statements.
10

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	4,185,212	$ 4,185,212
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	235,737,779	235,737,779
TOTAL SHORT-TERM INVESTMENTS (Cost $239,922,991)		239,922,991
TOTAL INVESTMENTS — 106.6% (Cost $5,382,731,399)		3,845,398,550
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(236,501,299)
NET ASSETS — 100.0%		$ 3,608,897,251
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,605,475,559	$—	$—	$3,605,475,559
Short-Term Investments	239,922,991	—	—	239,922,991
TOTAL INVESTMENTS	$3,845,398,550	$—	$—	$3,845,398,550
See accompanying notes to financial statements.
11

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
Abeona Therapeutics, Inc.	2,520,361	$ 40,325,776	$ 26,711,417	$ 48,220,977	$ (21,690,435)	$ —*	—	$ —*	$ —
Achaogen, Inc.	2,803,183	24,275,565	8,669,057	20,022,199	(35,566,972)	—*	—	—*	—
Adamas Pharmaceuticals, Inc.	1,816,121	46,910,405	33,367,702	51,649,316	(37,101,625)	—*	—	—*	—
Dynavax Technologies Corp	4,265,484	65,048,631	49,919,396	75,816,363	(27,403,803)	—*	1,752,569	—*	—
Esperion Therapeutics, Inc.	1,744,744	68,376,517	80,660,034	111,176,393	(473,402)	—*	1,071,233	—*	—
GeronCorp.	12,458,850	42,733,855	33,496,321	77,414,675	(7,393,793)	—*	—	—*	—
MiMedx Group, Inc.	5,956,023	38,058,987	25,124,315	41,812,410	(39,189,059)	—*	—	—*	—
Prothena Corp. PLC.	2,699,311	39,355,954	28,918,575	52,588,596	(37,760,200)	—*	775,466	—*	—
Puma Biotechnology, Inc.	82,976,566	82,976,566	84,876,921	65,116,429	(13,836,770)	(42,601,433)	2,275,128	46,298,855	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,417,812	1,417,812	37,653,943	34,886,543	—	—	4,185,212	4,185,212	45,273
State Street Navigator Securities Lending Government Money Market Portfolio	626,558,013	626,558,013	1,093,181,196	1,484,001,430	—	—	235,737,779	235,737,779	8,073,942
Verastem, Inc.	—	—	65,601,001	16,609,918	(2,188,546)	(21,923,672)	7,404,424	24,878,865	—
VikingTherapeutics, Inc.	—	—	140,173,980	42,741,047	(4,400,236)	(49,577,461)	5,680,423	43,455,236	—
Total		$1,076,038,081	$1,708,353,858	$2,122,056,296	$(227,004,841)	$(114,102,566)		$354,555,947	$8,119,215
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2018.
*	As of December 31, 2018, no longer an affiliate.
See accompanying notes to financial statements.
12

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.	699,131	$ 109,910,384
United Technologies Corp.	1,148,164	122,256,503
		232,166,887
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	1,451,332	122,042,508
Expeditors International of Washington, Inc.	1,269,631	86,449,175
		208,491,683
BANKS — 5.5%
Bank OZK	6,086,710	138,959,589
Commerce Bancshares, Inc.	1,672,823	94,297,033
Community Bank System, Inc.	1,775,778	103,527,857
Cullen/Frost Bankers, Inc.	1,864,049	163,924,469
People's United Financial, Inc.	18,082,749	260,934,068
United Bankshares, Inc. (a)	4,615,734	143,595,485
		905,238,501
BEVERAGES — 3.2%
Brown-Forman Corp. Class B	1,804,323	85,849,688
Coca-Cola Co.	4,816,857	228,078,179
PepsiCo, Inc.	1,957,977	216,317,299
		530,245,166
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	3,407,554	314,142,403
BUILDING PRODUCTS — 0.6%
AO Smith Corp.	2,478,906	105,849,286
CAPITAL MARKETS — 4.0%
Eaton Vance Corp.	4,203,719	147,886,834
Franklin Resources, Inc. (a)	7,117,136	211,094,254
S&P Global, Inc.	383,607	65,190,173
SEI Investments Co.	1,282,019	59,229,278
T Rowe Price Group, Inc.	1,820,840	168,099,949
		651,500,488
CHEMICALS — 5.3%
Air Products & Chemicals, Inc.	1,178,837	188,672,862
Albemarle Corp. (a)	955,888	73,670,288
Ecolab, Inc.	472,066	69,558,925
HB Fuller Co.	1,896,470	80,922,375
See accompanying notes to financial statements.
13

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Linde PLC	848,735	$ 132,436,609
PPG Industries, Inc.	1,199,246	122,598,919
RPM International, Inc.	2,422,959	142,421,530
Sherwin-Williams Co.	129,871	51,099,044
		861,380,552
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc. (b)	4,864,227	156,190,329
Cintas Corp.	324,141	54,452,447
MSA Safety, Inc.	1,000,070	94,276,599
		304,919,375
CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	840,561	79,071,573
Bemis Co., Inc.	3,817,017	175,201,080
Sonoco Products Co.	3,660,204	194,466,639
		448,739,292
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,939,610	186,241,352
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	13,074,703	373,152,024
ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	1,005,551	174,784,875
ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	2,557,791	152,828,012
nVent Electric PLC	8,068,229	181,212,424
		334,040,436
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.7%
Essex Property Trust, Inc. REIT	798,215	195,730,300
Federal Realty Investment Trust REIT	1,776,912	209,746,693
National Retail Properties, Inc. REIT	6,334,411	307,282,278
Realty Income Corp. REIT	5,183,673	326,778,746
Tanger Factory Outlet Centers, Inc. REIT (a) (b)	10,603,415	214,401,051
		1,253,939,068
FOOD & STAPLES RETAILING — 2.5%
Sysco Corp.	1,820,303	114,060,186
Walmart, Inc.	1,513,121	140,947,221
Walgreens Boots Alliance, Inc.	2,168,470	148,171,555
		403,178,962
See accompanying notes to financial statements.
14

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	3,720,630	$ 152,434,211
Hormel Foods Corp. (a)	3,027,193	129,200,597
J.M. Smucker Co.	2,058,844	192,481,326
Lancaster Colony Corp.	665,091	117,627,994
McCormick & Co., Inc. (a)	744,742	103,697,876
		695,442,004
GAS UTILITIES — 3.5%
Atmos Energy Corp.	1,417,287	131,410,851
National Fuel Gas Co. (a)	3,443,435	176,235,003
New Jersey Resources Corp.	3,034,502	138,585,707
UGI Corp.	2,259,595	120,549,393
		566,780,954
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,520,110	109,949,556
Becton Dickinson and Co.	336,928	75,916,617
Medtronic PLC	1,481,389	134,747,144
West Pharmaceutical Services, Inc.	289,413	28,371,156
		348,984,473
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cardinal Health, Inc.	4,740,283	211,416,622
HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald's Corp.	1,042,397	185,098,435
HOUSEHOLD DURABLES — 1.3%
Leggett & Platt, Inc. (a)	6,152,713	220,513,234
HOUSEHOLD PRODUCTS — 5.6%
Church & Dwight Co., Inc.	1,629,927	107,184,000
Clorox Co. (a)	1,112,402	171,465,644
Colgate-Palmolive Co.	2,587,240	153,992,525
Kimberly-Clark Corp.	2,229,782	254,061,361
Procter & Gamble Co.	2,568,131	236,062,601
		922,766,131
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	932,501	177,678,740
Carlisle Cos., Inc.	932,686	93,753,597
Roper Technologies, Inc.	140,998	37,578,787
		309,011,124
See accompanying notes to financial statements.
15

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
INSURANCE — 6.6%
Aflac, Inc.	3,448,568	$ 157,116,758
Brown & Brown, Inc.	2,612,246	71,993,500
Chubb, Ltd.	1,164,953	150,488,629
Cincinnati Financial Corp.	2,576,715	199,489,275
Mercury General Corp.	2,264,099	117,076,559
Old Republic International Corp.	11,701,937	240,708,844
RenaissanceRe Holdings, Ltd.	518,605	69,337,489
RLI Corp.	1,059,504	73,095,181
		1,079,306,235
IT SERVICES — 2.2%
Automatic Data Processing, Inc.	886,964	116,298,720
International Business Machines Corp.	2,175,829	247,326,482
		363,625,202
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc. (a)	1,867,433	143,194,763
MACHINERY — 6.2%
Caterpillar, Inc.	1,338,399	170,070,361
Donaldson Co., Inc.	1,738,467	75,432,083
Dover Corp.	1,787,613	126,831,142
Illinois Tool Works, Inc.	1,576,526	199,730,079
Lincoln Electric Holdings, Inc.	1,723,325	135,884,176
Nordson Corp.	594,019	70,896,168
Pentair PLC	2,824,660	106,715,655
Stanley Black & Decker, Inc.	1,062,464	127,219,439
		1,012,779,103
MEDIA — 1.8%
John Wiley & Sons, Inc. Class A	2,643,309	124,156,224
Meredith Corp. (a) (b)	3,336,331	173,289,032
		297,445,256
METALS & MINING — 0.9%
Nucor Corp.	2,868,503	148,617,140
MULTI-UTILITIES — 4.7%
Black Hills Corp. (b)	3,068,815	192,660,206
Consolidated Edison, Inc.	3,198,388	244,548,746
MDU Resources Group, Inc.	6,513,407	155,279,623
Vectren Corp.	2,347,844	168,997,811
		761,486,386
See accompanying notes to financial statements.
16

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 1.0%
Target Corp.	2,351,053	$ 155,381,093
OIL, GAS & CONSUMABLE FUELS — 2.9%
Chevron Corp.	2,215,532	241,027,726
Exxon Mobil Corp.	3,312,592	225,885,649
		466,913,375
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,263,127	163,006,539
SOFTWARE — 0.3%
CDK Global, Inc.	1,126,923	53,957,073
SPECIALTY RETAIL — 1.5%
Lowe's Cos., Inc.	1,154,466	106,626,480
Ross Stores, Inc.	634,451	52,786,323
TJX Cos., Inc.	1,747,443	78,180,600
		237,593,403
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
VF Corp.	1,884,523	134,441,871
TRADING COMPANIES & DISTRIBUTORS — 0.6%
W.W. Grainger, Inc.	373,075	105,341,457
WATER UTILITIES — 1.9%
American States Water Co.	1,380,242	92,531,423
Aqua America, Inc.	3,954,494	135,204,150
California Water Service Group	1,617,545	77,092,195
		304,827,768
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc.	4,570,254	148,716,065
TOTAL COMMON STOCKS (Cost $14,838,238,000)		16,324,656,056
SHORT-TERM INVESTMENTS — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	2,369,590	2,369,590
See accompanying notes to financial statements.
17

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	281,095	$ 281,095
TOTAL SHORT-TERM INVESTMENTS (Cost $2,650,685)		2,650,685
TOTAL INVESTMENTS — 99.8% (Cost $14,840,888,685)		16,327,306,741
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		28,626,500
NET ASSETS — 100.0%		$ 16,355,933,241
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,324,656,056	$—	$—	$16,324,656,056
Short-Term Investments	2,650,685	—	—	2,650,685
TOTAL INVESTMENTS	$16,327,306,741	$—	$—	$16,327,306,741
See accompanying notes to financial statements.
18

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
ABM Industries, Inc.	3,731,522	$ 108,885,812	$ 57,212,893	$ 22,695,944	$ (6,381,800)	$ 6,405,768	4,864,227	$156,190,329	$1,487,704
American StatesWater Co.	1,953,212	111,645,598	26,115,298	60,003,054	3,927,778	—*	1,380,242	—*	—
Black Hills Corp.	3,670,397	224,665,001	51,731,368	86,157,628	9,706,137	12,127,602	3,068,815	192,660,206	2,862,188
CaliforniaWater Service Group.	2,873,838	111,935,990	24,121,924	75,469,318	4,001,585	—*	1,617,545	—*	—
John Wiley & Sons, Inc.	1,724,299	107,596,258	52,403,380	1,791,532	491,116	(33,560,766)	2,643,309	124,156,224	—
Mercury General Corp.	3,245,775	147,877,509	35,956,603	92,980,407	5,395,276	—*	2,264,099	—*	—
Meredith Corp.	4,508,441	229,930,491	53,661,483	114,854,496	(9,317,537)	(4,765,983)	3,336,331	173,289,032	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,876,958	19,876,958	244,674,610	262,181,978	—	—	2,369,590	2,369,590	478,420
State Street Navigator Securities Lending Government Money Market Portfolio	295,796,901	295,796,901	194,985,408	490,501,214	—	—	281,095	281,095	139,875
Tanger Factory Outlet Centers, Inc.	14,268,422	335,165,233	70,407,889	157,079,626	(37,616,942)	(71,709,387)	10,603,415	214,401,051	—
United Bankshares, Inc	5,456,493	198,616,345	41,802,712	75,220,033	(362,126)	—*	4,615,734	—*	—
Total		$1,891,992,096	$853,073,568	$1,438,935,230	$(30,156,513)	$(91,502,766)		$863,347,527	$4,968,187
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2018.
*	As of December 31, 2018, no longer an affiliate.
See accompanying notes to financial statements.
19

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,509,445,328	$ 3,490,842,603	$15,463,959,214
Investments in affiliated issuers, at value	9,416,797	354,555,947	863,347,527
Total Investments	2,518,862,125	3,845,398,550	16,327,306,741
Cash	724	1,583	75
Receivable for fund shares sold	—	3,847	—
Dividends receivable — unaffiliated issuers	12,949,287	—	33,586,968
Dividends receivable — affiliated issuers	10,156	10,474	140,051
Securities lending income receivable — unaffiliated issuers	1,690	135,545	63,421
Securities lending income receivable — affiliated issuers	5,605	253,343	1,039
TOTAL ASSETS	2,531,829,587	3,845,803,342	16,361,098,295
LIABILITIES
Payable upon return of securities loaned	3,613,019	235,737,779	281,095
Payable for investments purchased	3,970,639	—	—
Payable for fund shares repurchased	—	—	100,607
Advisory fee payable	567,882	1,167,184	4,775,255
Trustees’ fees and expenses payable	1,283	1,128	8,097
TOTAL LIABILITIES	8,152,823	236,906,091	5,165,054
NET ASSETS	$2,523,676,764	$ 3,608,897,251	$16,355,933,241
NET ASSETS CONSIST OF:
Paid-in Capital	$2,655,567,481	$ 6,931,182,481	$14,959,246,478
Total distributable earnings (loss)	(131,890,717)	(3,322,285,230)	1,396,686,763
NET ASSETS	$2,523,676,764	$ 3,608,897,251	$16,355,933,241
NET ASSET VALUE PER SHARE
Net asset value per share	$ 86.04	$ 72.03	$ 89.47
Shares outstanding (unlimited amount authorized, $0.01 par value)	29,331,617	50,100,000	182,803,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,537,365,480	$ 4,888,924,121	$13,888,988,344
Investments in affiliated issuers	9,416,797	493,807,278	951,900,341
Total cost of investments	$2,546,782,277	$ 5,382,731,399	$14,840,888,685
* Includes investments in securities on loan, at value	$ 10,318,689	$ 1,240,183,655	$ 433,318,581
See accompanying notes to financial statements.
20

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 61,072,348	$ 3,326,992	$ 228,430,074
Dividend income — affiliated issuers	35,440	45,273	4,968,187
Unaffiliated securities lending income	19,522	799,875	369,309
Affiliated securities lending income	38,167	8,073,942	139,875
TOTAL INVESTMENT INCOME (LOSS)	61,165,477	12,246,082	233,907,445
EXPENSES
Advisory fee	3,246,724	8,767,380	28,205,467
Trustees’ fees and expenses	22,094	45,709	140,245
TOTAL EXPENSES	3,268,818	8,813,089	28,345,712
NET INVESTMENT INCOME (LOSS)	57,896,659	3,432,993	205,561,733
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,635,462)	(597,344,272)	42,772,187
Investments — affiliated issuers	—	(22,686,637)	(62,256,810)
In-kind redemptions — unaffiliated issuers	49,079,826	430,549,240	781,391,343
In-kind redemptions — affiliated issuers	—	2,261,085	32,100,297
Net realized gain (loss)	37,444,364	(187,220,584)	794,007,017
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(262,216,170)	(1,103,708,601)	(1,255,715,071)
Investment — affiliated issuers	—	(6,776,668)	(65,470,868)
Net change in unrealized appreciation/depreciation	(262,216,170)	(1,110,485,269)	(1,321,185,939)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(224,771,806)	(1,297,705,853)	(527,178,922)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(166,875,147)	$(1,294,272,860)	$ (321,617,189)
See accompanying notes to financial statements.
21

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 57,896,659	$ 72,812,026
Net realized gain (loss)	37,444,364	149,120,474
Net change in unrealized appreciation/depreciation	(262,216,170)	(135,030,550)
Net increase (decrease) in net assets resulting from operations	(166,875,147)	86,901,950
Net equalization credits and charges	973,500	(1,198,481)
Distributions to shareholders (Note 10)	(62,922,350)	(82,015,344)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	411,184,293	185,968,769
Cost of shares redeemed	(221,340,291)	(643,125,871)
Net income equalization	(973,500)	1,198,481
Net increase (decrease) in net assets from beneficial interest transactions	188,870,502	(455,958,621)
Net increase (decrease) in net assets during the period	(39,953,495)	(452,270,496)
Net assets at beginning of period	2,563,630,259	3,015,900,755
NET ASSETS AT END OF PERIOD	$2,523,676,764	$2,563,630,259
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,400,000	2,100,000
Shares redeemed	(2,400,000)	(7,200,000)
Net increase (decrease)	2,000,000	(5,100,000)
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,432,993	$ 10,146,963
Net realized gain (loss)	(187,220,584)	1,303,463,817
Net change in unrealized appreciation/depreciation	(1,110,485,269)	(431,971,869)
Net increase (decrease) in net assets resulting from operations	(1,294,272,860)	881,638,911
Net equalization credits and charges	314,255	471,103
Distributions to shareholders (Note 10)	(4,996,708)	(10,274,808)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,911,537,325	12,662,823,816
Cost of shares redeemed	(8,236,352,747)	(11,850,174,331)
Net income equalization	(314,255)	(471,103)
Net increase (decrease) in net assets from beneficial interest transactions	(325,129,677)	812,178,382
Net increase (decrease) in net assets during the period	(1,624,084,990)	1,684,013,588
Net assets at beginning of period	5,232,982,241	3,548,968,653
NET ASSETS AT END OF PERIOD	$ 3,608,897,251	$ 5,232,982,241
SHARES OF BENEFICIAL INTEREST:
Shares sold	91,250,000	144,350,000
Shares redeemed	(96,100,000)	(135,400,000)
Net increase (decrease)	(4,850,000)	8,950,000
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 205,561,733	$ 395,742,054
Net realized gain (loss)	794,007,017	1,650,846,015
Net change in unrealized appreciation/depreciation	(1,321,185,939)	(626,242,750)
Net increase (decrease) in net assets resulting from operations	(321,617,189)	1,420,345,319
Net equalization credits and charges	3,605,786	(4,486,612)
Distributions to shareholders (Note 10)	(216,769,131)	(795,452,180)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,951,806,235	2,997,629,350
Cost of shares redeemed	(2,409,437,099)	(3,748,758,779)
Net income equalization	(3,605,786)	4,486,612
Net increase (decrease) in net assets from beneficial interest transactions	1,538,763,350	(746,642,817)
Net increase (decrease) in net assets during the period	1,003,982,816	(126,236,290)
Net assets at beginning of period	15,351,950,425	15,478,186,715
NET ASSETS AT END OF PERIOD	$16,355,933,241	$15,351,950,425
SHARES OF BENEFICIAL INTEREST:
Shares sold	42,450,000	31,750,000
Shares redeemed	(25,350,000)	(40,100,000)
Net increase (decrease)	17,100,000	(8,350,000)
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 93.80	$ 92.99	$ 99.44	$ 84.38	$ 82.99	$ 75.91
Income (loss) from investment operations:
Net investment income (loss) (a)	2.09	2.47	1.62	2.83	2.28	2.03
Net realized and unrealized gain (loss) (b)	(7.65)	1.20	(4.28)	15.72	1.91	7.56
Total from investment operations	(5.56)	3.67	(2.66)	18.55	4.19	9.59
Net equalization credits and charges	0.04	(0.04)	(0.09)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.24)	(2.82)	(3.70)	(3.52)	(2.81)	(2.52)
Net asset value, end of period	$ 86.04	$ 93.80	$ 92.99	$ 99.44	$ 84.38	$ 82.99
Total return (c)	(5.94)%	4.03%	(2.73)%	22.43%	4.97%	13.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,523,677	$2,563,630	$3,015,901	$3,816,521	$2,863,030	$2,579,540
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	4.46%(d)	2.72%	1.71%	3.14%	2.55%	2.66%
Portfolio turnover rate (e)	6%(f)	6%	9%	10%	5%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 95.23	$ 77.15	$ 54.16	$ 84.11	$ 51.33	$ 34.97
Income (loss) from investment operations:
Net investment income (loss) (b)	0.06	0.20	0.20	0.29	0.52	0.37
Net realized and unrealized gain (loss) (c)	(23.19)	18.06	22.97	(29.93)	32.83	16.33
Total from investment operations	(23.13)	18.26	23.17	(29.64)	33.35	16.70
Net equalization credits and charges (b)	0.01	0.01	(0.00)(d)	(0.01)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.08)	(0.19)	(0.18)	(0.30)	(0.58)	(0.36)
Net asset value, end of period	$ 72.03	$ 95.23	$ 77.15	$ 54.16	$ 84.11	$ 51.33
Total return (e)	(24.29)%	23.69%	42.80%	(35.30)%	65.37%	48.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,608,897	$5,232,982	$3,548,969	$1,873,833	$2,750,480	$1,108,657
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.14%(f)	0.23%	0.30%	0.45%	0.81%	0.84%
Portfolio turnover rate (g)	20%(h)	62%	59%	75%	78%	86%
(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 92.65	$ 88.93	$ 83.91	$ 76.23	$ 76.57	$ 66.41
Income (loss) from investment operations:
Net investment income (loss) (a)	1.23	2.31	1.81	2.01	1.88	1.69
Net realized and unrealized gain (loss) (b)	(3.17)	6.10	6.01	10.29	1.59	11.42
Total from investment operations	(1.94)	8.41	7.82	12.30	3.47	13.11
Net equalization credits and charges (a)	0.02	(0.03)	0.01	0.01	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(1.26)	(2.33)	(2.22)	(2.02)	(1.86)	(1.70)
Net realized gains	—	(2.33)	(0.59)	(2.61)	(1.95)	(1.23)
Total distributions	(1.26)	(4.66)	(2.81)	(4.63)	(3.81)	(2.93)
Net asset value, end of period	$ 89.47	$ 92.65	$ 88.93	$ 83.91	$ 76.23	$ 76.57
Total return (d)	(2.11)%	9.44%	9.46%	16.94%	4.45%	20.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,355,933	$15,351,950	$15,478,187	$14,009,561	$12,925,516	$12,806,768
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.55%(e)	2.51%	2.10%	2.62%	2.41%	2.35%
Portfolio turnover rate (f)	11%(g)	24%	32%	32%	28%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
28

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
30

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
31

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares.
32

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 158,253,097	$ 162,382,408
SPDR S&P Biotech ETF	986,590,873	984,368,244
SPDR S&P Dividend ETF	1,702,258,965	1,706,429,650
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 396,923,159	$ 207,355,530	$ 49,079,826
SPDR S&P Biotech ETF	5,450,446,484	5,780,296,025	432,810,325
SPDR S&P Dividend ETF	3,923,079,492	2,376,604,885	813,491,640
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer
33

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
34

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 2,546,782,277	$ 171,651,864	$ 199,572,016	$ (27,920,152)
SPDR S&P Biotech ETF	5,382,731,399	16,380,302	1,553,713,151	(1,537,332,849)
SPDR S&P Dividend ETF	14,840,888,685	2,106,903,753	620,485,697	1,486,418,056
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 10,318,689	$ 3,613,019	$ 7,264,375	$ 10,877,394
SPDR S&P Biotech ETF	1,240,183,655	235,737,779	1,003,019,711	1,238,757,490
SPDR S&P Dividend ETF	433,318,581	281,095	442,207,602	442,488,697
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 3,613,019	$—	$—	$—	$ 3,613,019	$ 3,613,019
SPDR S&P Biotech ETF	Common Stocks	235,737,779	—	—	—	235,737,779	235,737,779
SPDR S&P Dividend ETF	Common Stocks	281,095	—	—	—	281,095	281,095
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Dow Jones REIT ETF	$ 82,015,344	$ —	$ 82,015,344	$ —
SPDR S&P Biotech ETF	10,274,808	—	10,274,808	376,235
SPDR S&P Dividend ETF	394,923,602	400,528,578	795,452,180	818,452
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
37

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
38

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$ 940.60	$ 757.10	$ 978.90
Expenses Paid During Period(a)	1.22	1.55	1.75
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.90	1,023.40	1,023.40
Expenses Paid During Period(a)	1.28	1.79	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
39

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation -All Rights Reserved
SPDRTOPEQSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Boeing Co.	4.0%
Teledyne Technologies, Inc.	4.0
Esterline Technologies Corp.	4.0
Curtiss-Wright Corp.	3.9
Hexcel Corp.	3.9
Spirit AeroSystems Holdings, Inc. Class A	3.9
TransDigm Group, Inc.	3.9
Axon Enterprise, Inc.	3.9
Aerojet Rocketdyne Holdings, Inc.	3.9
Huntington Ingalls Industries, Inc.	3.8
TOTAL	39.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Aerospace & Defense	99.9%
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Bank OZK	1.6%
MGIC Investment Corp.	1.6
PacWest Bancorp	1.6
Bank of America Corp.	1.6
BankUnited, Inc.	1.6
New York Community Bancorp, Inc.	1.6
Prosperity Bancshares, Inc.	1.5
Western Alliance Bancorp	1.5
Comerica, Inc.	1.5
Fifth Third Bancorp	1.5
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Regional Banks	78.2%
Thrifts & Mortgage Finance	8.0
Diversified Banks	7.5
Asset Management & Custody Banks	3.0
Other Diversified Financial Services	3.0
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
AO Smith Corp.	4.7%
Toll Brothers, Inc.	4.7
Owens Corning	4.6
PulteGroup, Inc.	4.6
Mohawk Industries, Inc.	4.6
Home Depot, Inc.	4.5
NVR, Inc.	4.5
Masco Corp.	4.5
Lowe's Cos., Inc.	4.5
D.R. Horton, Inc.	4.5
TOTAL	45.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Building Products	35.4%
Homebuilding	32.1
Household Appliances	10.0
Home Improvement Retail	9.1
Home Furnishings	7.1
Homefurnishing Retail	6.0
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(6.2)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Valero Energy Corp.	2.1%
PBF Energy, Inc. Class A	2.0
Diamondback Energy, Inc.	2.0
Newfield Exploration Co.	2.0
Phillips 66	2.0
Marathon Petroleum Corp.	2.0
EQT Corp.	2.0
Parsley Energy, Inc. Class A	1.9
ConocoPhillips	1.9
PDC Energy, Inc.	1.9
TOTAL	19.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Oil & Gas Exploration & Production	78.7%
Oil & Gas Refining & Marketing	15.6
Integrated Oil & Gas	5.6
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Bank OZK	1.8%
PacWest Bancorp	1.8
Western Alliance Bancorp	1.7
Comerica, Inc.	1.7
Fifth Third Bancorp	1.7
Regions Financial Corp.	1.7
SVB Financial Group	1.7
Texas Capital Bancshares, Inc.	1.7
PNC Financial Services Group, Inc.	1.7
Citizens Financial Group, Inc.	1.7
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Regional Banks	99.7%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	523,686	$ 19,554,435
Aerojet Rocketdyne Holdings, Inc. (a)	1,246,120	43,900,808
Aerovironment, Inc. (a)	596,865	40,556,977
Arconic, Inc.	2,280,111	38,442,671
Astronics Corp. (a)	310,993	9,469,737
Astronics Corp. Class B (a)	33,751	1,026,368
Axon Enterprise, Inc. (a)	1,008,051	44,102,231
Boeing Co.	141,211	45,540,547
BWX Technologies, Inc.	1,076,266	41,145,649
Cubic Corp.	392,896	21,114,231
Curtiss-Wright Corp.	435,545	44,477,855
Engility Holdings, Inc. (a)	431,547	12,281,828
Esterline Technologies Corp. (a)	370,477	44,994,432
General Dynamics Corp.	266,374	41,876,657
Harris Corp.	303,157	40,820,090
HEICO Corp.	556,494	43,117,155
Hexcel Corp.	773,493	44,352,089
Huntington Ingalls Industries, Inc.	226,974	43,195,422
KeyW Holding Corp. (a) (b)	688,199	4,604,051
Kratos Defense & Security Solutions, Inc. (a) (b)	2,401,981	33,843,912
L3 Technologies, Inc.	235,292	40,860,809
Lockheed Martin Corp.	156,441	40,962,511
Mercury Systems, Inc. (a)	801,983	37,925,776
Moog, Inc. Class A	254,473	19,716,568
National Presto Industries, Inc. (b)	68,395	7,996,743
Northrop Grumman Corp.	171,331	41,958,962
Raytheon Co.	264,996	40,637,137
Spirit AeroSystems Holdings, Inc. Class A	615,049	44,338,882
Teledyne Technologies, Inc. (a)	219,231	45,396,163
Textron, Inc.	909,829	41,843,036
TransDigm Group, Inc. (a)	129,780	44,132,987
Triumph Group, Inc. (b)	1,831,839	21,066,149
United Technologies Corp.	378,869	40,341,971
See accompanying notes to financial statements.
6

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Wesco Aircraft Holdings, Inc. (a)	812,415	$ 6,418,079
TOTAL COMMON STOCKS (Cost $1,267,618,013)		1,132,012,918
TOTAL INVESTMENTS — 99.9% (Cost $1,267,618,013)		1,132,012,918
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		713,283
NET ASSETS — 100.0%		$ 1,132,726,201
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,132,012,918	$—	$—	$1,132,012,918
TOTAL INVESTMENTS	$1,132,012,918	$—	$—	$1,132,012,918
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,339,636	$2,339,636	$75,314,479	$77,654,115	$—	$—	—	$—	$31,297
State Street Navigator Securities Lending Government Money Market Portfolio	1,064,266	1,064,266	20,198,447	21,262,713	—	—	—	—	7,003
Total		$3,403,902	$95,512,926	$98,916,828	$—	$—		$—	$38,300
See accompanying notes to financial statements.
7

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.0%
Bank of New York Mellon Corp.	794,711	$ 37,407,047
Northern Trust Corp.	447,802	37,431,769
		74,838,816
DIVERSIFIED BANKS — 7.5%
Bank of America Corp.	1,579,940	38,929,722
Citigroup, Inc.	702,998	36,598,076
JPMorgan Chase & Co.	385,631	37,645,298
US Bancorp	793,349	36,256,049
Wells Fargo & Co.	831,060	38,295,245
		187,724,390
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.0%
AXA Equitable Holdings, Inc.	2,292,656	38,126,869
Voya Financial, Inc.	936,891	37,606,805
		75,733,674
REGIONAL BANKS — 78.2%
Ameris Bancorp	424,858	13,455,253
Associated Banc-Corp.	1,821,559	36,048,653
BancorpSouth Bank	841,092	21,986,145
Bank of Hawaii Corp.	356,795	24,019,439
Bank OZK	1,762,039	40,227,350
BankUnited, Inc.	1,295,683	38,792,749
Banner Corp.	221,668	11,854,805
BB&T Corp.	847,076	36,695,332
BOK Financial Corp.	338,389	24,814,065
Cathay General Bancorp	609,051	20,421,480
CenterState Bank Corp.	813,227	17,110,296
Chemical Financial Corp.	525,964	19,255,542
CIT Group, Inc.	939,448	35,952,675
Citizens Financial Group, Inc.	1,278,136	37,998,983
Columbia Banking System, Inc.	347,549	12,612,553
Comerica, Inc.	560,698	38,514,346
Commerce Bancshares, Inc.	630,446	35,538,241
Community Bank System, Inc.	244,138	14,233,245
Cullen/Frost Bankers, Inc.	419,827	36,919,586
CVB Financial Corp.	879,224	17,786,702
East West Bancorp, Inc.	867,181	37,748,389
FCB Financial Holdings, Inc. Class A (a)	358,690	12,044,810
Fifth Third Bancorp	1,633,278	38,431,031
See accompanying notes to financial statements.
8

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
First Financial Bancorp	440,948	$ 10,459,287
First Hawaiian, Inc.	1,657,117	37,301,704
First Horizon National Corp.	2,852,275	37,535,939
First Merchants Corp.	221,614	7,594,712
First Midwest Bancorp, Inc.	650,089	12,878,263
First Republic Bank	434,769	37,781,426
FNB Corp.	3,520,534	34,642,055
Fulton Financial Corp.	1,299,418	20,114,991
Glacier Bancorp, Inc.	500,648	19,835,674
Great Western Bancorp, Inc.	525,330	16,416,563
Hancock Whitney Corp.	692,662	24,000,738
Home BancShares, Inc.	1,036,559	16,937,374
Hope Bancorp, Inc.	1,282,167	15,206,501
Huntington Bancshares, Inc.	3,178,024	37,882,046
IBERIABANK Corp.	516,958	33,230,060
Investors Bancorp, Inc.	2,911,045	30,274,868
KeyCorp	2,556,263	37,781,567
M&T Bank Corp.	261,671	37,452,970
MB Financial, Inc.	752,293	29,813,372
Old National Bancorp	1,164,083	17,926,878
PacWest Bancorp	1,172,028	39,005,092
People's United Financial, Inc.	2,536,157	36,596,746
Pinnacle Financial Partners, Inc.	677,891	31,250,775
PNC Financial Services Group, Inc.	326,353	38,153,929
Popular, Inc.	768,460	36,286,681
Prosperity Bancshares, Inc.	618,527	38,534,232
Regions Financial Corp.	2,871,317	38,418,222
Signature Bank	355,117	36,509,579
Simmons First National Corp. Class A	492,583	11,886,028
South State Corp.	222,382	13,331,801
Sterling Bancorp	2,267,145	37,430,564
SunTrust Banks, Inc.	741,210	37,386,633
SVB Financial Group (a)	201,773	38,320,728
Synovus Financial Corp.	822,714	26,318,621
TCF Financial Corp.	1,653,788	32,232,328
Texas Capital Bancshares, Inc. (a)	747,823	38,206,277
Trustmark Corp.	504,817	14,351,947
UMB Financial Corp.	277,599	16,925,211
Umpqua Holdings Corp.	2,154,457	34,255,866
Union Bankshares Corp.	426,042	12,027,166
United Bankshares, Inc. (b)	597,645	18,592,736
United Community Banks, Inc.	665,187	14,274,913
See accompanying notes to financial statements.
9

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Valley National Bancorp	3,122,030	$ 27,723,626
Webster Financial Corp.	768,001	37,854,769
Western Alliance Bancorp (a)	975,714	38,530,946
Wintrust Financial Corp.	573,417	38,126,496
Zions Bancorp	931,054	37,931,140
		1,957,991,710
THRIFTS & MORTGAGE FINANCE — 8.0%
Axos Financial, Inc. (a) (b)	582,947	14,678,605
Essent Group, Ltd. (a)	906,411	30,981,128
LendingTree, Inc. (a) (b)	166,858	36,637,011
MGIC Investment Corp. (a)	3,803,080	39,780,217
New York Community Bancorp, Inc. (b)	4,105,790	38,635,484
Radian Group, Inc.	1,620,793	26,516,174
Washington Federal, Inc.	523,795	13,990,564
		201,219,183
TOTAL COMMON STOCKS (Cost $3,104,982,287)		2,497,507,773
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	2,041,836	2,041,836
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	17,900,550	17,900,550
TOTAL SHORT-TERM INVESTMENTS (Cost $19,942,386)		19,942,386
TOTAL INVESTMENTS — 100.5% (Cost $3,124,924,673)		2,517,450,159
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(13,692,851)
NET ASSETS — 100.0%		$ 2,503,757,308
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
10

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,497,507,773	$—	$—	$2,497,507,773
Short-Term Investments	19,942,386	—	—	19,942,386
TOTAL INVESTMENTS	$2,517,450,159	$—	$—	$2,517,450,159
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,680,092	$ 2,680,092	$ 44,236,543	$ 44,874,799	$—	$—	2,041,836	$ 2,041,836	$ 75,332
State Street Navigator Securities Lending Government Money Market Portfolio	42,289,748	42,289,748	134,881,962	159,271,160	—	—	17,900,550	17,900,550	65,708
Total		$44,969,840	$179,118,505	$204,145,959	$—	$—		$19,942,386	$141,040
See accompanying notes to financial statements.
11

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BUILDING PRODUCTS — 35.4%
Allegion PLC	184,795	$ 14,730,010
AO Smith Corp.	579,343	24,737,946
Armstrong World Industries, Inc.	177,487	10,331,518
Fortune Brands Home & Security, Inc.	593,562	22,549,420
Johnson Controls International PLC	750,454	22,250,961
Lennox International, Inc.	92,526	20,250,240
Masco Corp.	812,159	23,747,529
Owens Corning	555,126	24,414,442
Trex Co., Inc. (a)	199,598	11,848,137
USG Corp.	273,034	11,647,631
		186,507,834
HOME FURNISHINGS — 7.1%
Leggett & Platt, Inc.	374,126	13,408,676
Mohawk Industries, Inc. (a)	205,059	23,983,700
		37,392,376
HOME IMPROVEMENT RETAIL — 9.1%
Home Depot, Inc.	139,213	23,919,578
Lowe's Cos., Inc.	257,004	23,736,889
		47,656,467
HOMEBUILDING — 32.1%
Cavco Industries, Inc. (a)	28,657	3,736,300
Century Communities, Inc. (a)	185,866	3,208,047
D.R. Horton, Inc.	675,781	23,422,569
Installed Building Products, Inc. (a)	104,972	3,536,507
Lennar Corp. Class A	596,605	23,357,086
LGI Homes, Inc. (a) (b)	130,435	5,898,271
M/I Homes, Inc. (a)	91,457	1,922,426
MDC Holdings, Inc.	150,632	4,234,265
NVR, Inc. (a)	9,812	23,911,746
PulteGroup, Inc.	936,726	24,345,509
Skyline Champion Corp.	230,885	3,391,701
Taylor Morrison Home Corp. Class A (a)	370,576	5,892,158
Toll Brothers, Inc.	744,636	24,520,863
TopBuild Corp. (a)	130,957	5,893,065
TRI Pointe Group, Inc. (a) (b)	847,988	9,268,509
William Lyon Homes Class A (a)	246,133	2,631,162
		169,170,184
See accompanying notes to financial statements.
12

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HOMEFURNISHING RETAIL — 6.0%
Aaron's, Inc.	201,868	$ 8,488,550
Williams-Sonoma, Inc. (b)	459,754	23,194,589
		31,683,139
HOUSEHOLD APPLIANCES — 10.0%
Helen of Troy, Ltd. (a)	69,980	9,179,976
iRobot Corp. (a) (b)	247,256	20,705,218
Whirlpool Corp.	211,972	22,653,447
		52,538,641
TOTAL COMMON STOCKS (Cost $734,842,937)		524,948,641
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	1,453,535	1,453,535
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	32,866,839	32,866,839
TOTAL SHORT-TERM INVESTMENTS (Cost $34,320,374)		34,320,374
TOTAL INVESTMENTS — 106.2% (Cost $769,163,311)		559,269,015
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(32,404,111)
NET ASSETS — 100.0%		$ 526,864,904
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
13

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$524,948,641	$—	$—	$524,948,641
Short-Term Investments	34,320,374	—	—	34,320,374
TOTAL INVESTMENTS	$559,269,015	$—	$—	$559,269,015
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,199,375	$ 1,199,375	$ 10,292,342	$ 10,038,182	$—	$—	1,453,535	$ 1,453,535	$13,389
State Street Navigator Securities Lending Government Money Market Portfolio	28,620,037	28,620,037	155,861,931	151,615,129	—	—	32,866,839	32,866,839	55,322
Total		$29,819,412	$166,154,273	$161,653,311	$—	$—		$34,320,374	$68,711
See accompanying notes to financial statements.
14

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.6%
Chevron Corp.	424,068	$ 46,134,358
Exxon Mobil Corp.	638,490	43,538,633
Occidental Petroleum Corp.	741,403	45,507,316
		135,180,307
OIL & GAS EXPLORATION & PRODUCTION — 78.7%
Anadarko Petroleum Corp.	947,512	41,538,926
Antero Resources Corp. (a)	4,267,797	40,074,614
Apache Corp.	1,596,267	41,902,009
Bonanza Creek Energy, Inc. (a)	380,661	7,868,263
Cabot Oil & Gas Corp.	2,070,900	46,284,615
California Resources Corp. (a) (b)	2,303,095	39,244,739
Callon Petroleum Co. (a) (b)	6,876,192	44,626,486
Carrizo Oil & Gas, Inc. (a)	3,856,827	43,543,577
Centennial Resource Development, Inc. Class A (a) (b)	3,794,803	41,818,729
Chesapeake Energy Corp. (a) (b)	20,716,782	43,505,242
Cimarex Energy Co.	704,459	43,429,897
CNX Resources Corp. (a)	3,911,948	44,674,446
Concho Resources, Inc. (a)	419,837	43,155,045
ConocoPhillips	747,928	46,633,311
Continental Resources, Inc. (a)	1,054,622	42,385,258
Denbury Resources, Inc. (a) (b) (c)	23,207,149	39,684,225
Devon Energy Corp.	1,868,174	42,108,642
Diamondback Energy, Inc. (b)	520,478	48,248,311
EOG Resources, Inc.	482,270	42,058,767
EQT Corp. (b)	2,488,170	47,001,531
Extraction Oil & Gas, Inc. (a) (b)	7,272,349	31,198,377
Gulfport Energy Corp. (a)	5,278,756	34,575,852
Halcon Resources Corp. (a) (b) (c)	12,207,456	20,752,675
Hess Corp.	948,181	38,401,331
HighPoint Resources Corp. (a)	4,354,512	10,842,735
Jagged Peak Energy, Inc. (a) (b)	1,783,555	16,266,022
Kosmos Energy, Ltd. (a) (b)	5,778,721	23,519,394
Laredo Petroleum, Inc. (a) (c)	12,220,297	44,237,475
Magnolia Oil & Gas Corp. (a) (b)	1,861,617	20,868,727
Marathon Oil Corp.	3,209,466	46,023,742
Matador Resources Co. (a) (b)	2,778,953	43,157,140
Murphy Oil Corp. (b)	1,753,569	41,015,979
Newfield Exploration Co. (a)	3,283,718	48,139,306
Noble Energy, Inc.	2,215,040	41,554,150
See accompanying notes to financial statements.
15

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Northern Oil and Gas, Inc. (a) (b)	8,079,567	$ 18,259,821
Oasis Petroleum, Inc. (a)	8,195,358	45,320,330
Parsley Energy, Inc. Class A (a)	2,937,853	46,946,891
PDC Energy, Inc. (a)	1,560,878	46,451,729
Penn Virginia Corp. (a)	337,034	18,220,058
Pioneer Natural Resources Co.	351,863	46,277,022
QEP Resources, Inc. (a)	6,895,621	38,822,346
Range Resources Corp. (b)	4,111,722	39,349,180
Resolute Energy Corp. (a) (b)	616,126	17,855,331
Ring Energy, Inc. (a)	1,311,424	6,662,034
SM Energy Co.	2,888,655	44,716,379
Southwestern Energy Co. (a) (b)	12,702,580	43,315,798
SRC Energy, Inc. (a) (b)	6,832,830	32,114,301
Talos Energy, Inc. (a)	266,812	4,354,372
Tellurian, Inc. (a) (b)	2,189,409	15,216,393
W&T Offshore, Inc. (a)	5,734,685	23,626,902
Whiting Petroleum Corp. (a) (b)	1,715,534	38,925,466
WildHorse Resource Development Corp. (a)	2,289,136	32,299,709
WPX Energy, Inc. (a)	3,995,863	45,353,045
		1,894,426,645
OIL & GAS REFINING & MARKETING — 15.6%
Clean Energy Fuels Corp. (a)	1,492,787	2,567,594
CVR Energy, Inc.	897,483	30,945,214
Delek US Holdings, Inc.	1,267,590	41,209,351
Green Plains, Inc.	881,989	11,562,876
HollyFrontier Corp.	892,791	45,639,476
Marathon Petroleum Corp.	806,329	47,581,474
Par Pacific Holdings, Inc. (a)	355,777	5,044,918
PBF Energy, Inc. Class A	1,499,492	48,988,404
Phillips 66	556,063	47,904,827
Renewable Energy Group, Inc. (a) (b)	1,078,728	27,723,310
REX American Resources Corp. (a)	32,291	2,199,340
Valero Energy Corp.	658,348	49,356,349
World Fuel Services Corp.	661,972	14,172,820
		374,895,953
TOTAL COMMON STOCKS (Cost $3,681,203,511)		2,404,502,905
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	2,393,066	2,393,066
See accompanying notes to financial statements.
16

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	56,546,207	$ 56,546,207
TOTAL SHORT-TERM INVESTMENTS (Cost $58,939,273)		58,939,273
TOTAL INVESTMENTS — 102.3% (Cost $3,740,142,784)		2,463,442,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(56,459,527)
NET ASSETS — 100.0%		$ 2,406,982,651
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,404,502,905	$—	$—	$2,404,502,905
Short-Term Investments	58,939,273	—	—	58,939,273
TOTAL INVESTMENTS	$2,463,442,178	$—	$—	$2,463,442,178
See accompanying notes to financial statements.
17

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
Denbury Resources, Inc.	10,544,149	$ 50,717,357	$105,405,482	$ 84,397,662	$12,995,993	$(45,036,945)	23,207,149	$ 39,684,225	$ —
Halcon Resources Corp.	6,250,513	27,439,752	52,877,270	42,552,816	(2,442,656)	(14,568,875)	12,207,456	20,752,675	—
Laredo Petroleum, Inc.	5,051,620	48,596,584	99,613,035	66,982,565	(4,888,053)	(32,101,526)	12,220,297	44,237,475	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	898,945	898,945	19,774,977	18,280,856	—	—	2,393,066	2,393,066	18,145
State Street Navigator Securities Lending Government Money Market Portfolio	97,243,852	97,243,852	363,268,329	403,965,974	—	—	56,546,207	56,546,207	698,706
Total		$224,896,490	$640,939,093	$616,179,873	$ 5,665,284	$(91,707,346)		$163,613,648	$716,851
See accompanying notes to financial statements.
18

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
Ameris Bancorp	500,423	$ 15,848,396
Associated Banc-Corp.	2,145,265	42,454,794
Banc of California, Inc.	782,570	10,416,007
Bancorp, Inc. (a)	256,727	2,043,547
BancorpSouth Bank	990,536	25,892,611
Bank of Hawaii Corp.	420,183	28,286,720
Bank OZK	2,304,896	52,620,776
BankUnited, Inc.	1,630,092	48,804,954
Banner Corp.	261,094	13,963,307
BB&T Corp.	1,108,055	48,000,943
Berkshire Hills Bancorp, Inc.	414,908	11,190,069
BOK Financial Corp.	398,579	29,227,798
Boston Private Financial Holdings, Inc.	854,247	9,029,391
Brookline Bancorp, Inc.	427,850	5,912,887
Cadence BanCorp	1,968,772	33,035,994
Canadian Imperial Bank of Commerce	1	75
Carolina Financial Corp.	98,753	2,922,101
Cathay General Bancorp	717,320	24,051,740
CBTX, Inc. (b)	87,342	2,567,855
CenterState Bank Corp.	957,750	20,151,060
Central Pacific Financial Corp.	241,523	5,881,085
Chemical Financial Corp.	619,394	22,676,014
CIT Group, Inc.	1,228,845	47,027,898
Citizens Financial Group, Inc.	1,672,010	49,708,857
City Holding Co.	70,170	4,742,790
Columbia Banking System, Inc.	409,316	14,854,078
Comerica, Inc.	733,485	50,383,085
Commerce Bancshares, Inc. (b)	742,381	41,847,994
Community Bank System, Inc. (b)	287,531	16,763,057
ConnectOne Bancorp, Inc.	197,098	3,640,400
Cullen/Frost Bankers, Inc. (b)	549,115	48,289,173
Customers Bancorp, Inc. (a)	419,833	7,640,961
CVB Financial Corp.	1,035,387	20,945,879
Eagle Bancorp, Inc. (a)	300,503	14,637,501
East West Bancorp, Inc.	1,134,363	49,378,821
Enterprise Financial Services Corp.	171,844	6,466,490
Equity Bancshares, Inc. Class A (a)	67,745	2,388,011
FB Financial Corp.	127,398	4,461,478
FCB Financial Holdings, Inc. Class A (a)	424,678	14,260,687
Fidelity Southern Corp.	112,169	2,918,637
See accompanying notes to financial statements.
19

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	2,136,500	$ 50,271,845
First BanCorp	2,771,025	23,830,815
First Citizens BancShares, Inc. Class A	45,948	17,324,693
First Commonwealth Financial Corp.	926,703	11,194,572
First Financial Bancorp	519,240	12,316,373
First Financial Bankshares, Inc. (b)	366,193	21,125,674
First Foundation, Inc. (a)	368,449	4,738,254
First Hawaiian, Inc.	2,167,638	48,793,531
First Horizon National Corp. (b)	3,731,036	49,100,434
First Interstate BancSystem, Inc. Class A	387,087	14,151,901
First Merchants Corp.	261,018	8,945,087
First Midwest Bancorp, Inc.	765,594	15,166,417
First Republic Bank	568,717	49,421,507
FNB Corp.	4,146,170	40,798,313
Franklin Financial Network, Inc. (a)	159,567	4,207,782
Fulton Financial Corp.	1,530,285	23,688,812
Glacier Bancorp, Inc.	589,605	23,360,150
Great Western Bancorp, Inc.	618,667	19,333,344
Green Bancorp, Inc.	130,264	2,232,725
Guaranty Bancorp	93,836	1,947,097
Hancock Whitney Corp.	815,668	28,262,896
Hanmi Financial Corp.	355,055	6,994,583
Heartland Financial USA, Inc.	172,481	7,580,540
Heritage Commerce Corp.	282,994	3,209,152
Heritage Financial Corp.	274,211	8,149,551
Hilltop Holdings, Inc.	631,862	11,266,099
Home BancShares, Inc.	1,220,750	19,947,055
Hope Bancorp, Inc.	1,509,966	17,908,197
Huntington Bancshares, Inc.	4,157,207	49,553,907
IBERIABANK Corp.	608,901	39,140,156
Independent Bank Corp.	162,395	3,413,543
Independent Bank Corp. (Massachusetts)	172,749	12,145,982
Independent Bank Group, Inc.	339,652	15,545,872
International Bancshares Corp.	353,079	12,145,918
Investors Bancorp, Inc.	3,428,372	35,655,069
KeyCorp	3,343,946	49,423,522
Lakeland Bancorp, Inc.	183,361	2,715,576
LegacyTexas Financial Group, Inc.	452,722	14,527,849
Live Oak Bancshares, Inc. (b)	353,549	5,236,061
M&T Bank Corp.	342,253	48,986,672
MB Financial, Inc.	885,937	35,109,683
Midland States Bancorp, Inc.	106,037	2,368,867
See accompanying notes to financial statements.
20

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
National Bank Holdings Corp. Class A	197,975	$ 6,111,488
NBT Bancorp, Inc.	120,226	4,158,617
OFG Bancorp	523,690	8,619,937
Old National Bancorp	1,370,994	21,113,308
Opus Bank	282,014	5,524,654
Pacific Premier Bancorp, Inc. (a)	662,554	16,908,378
PacWest Bancorp	1,533,179	51,024,197
Peapack Gladstone Financial Corp.	96,642	2,433,446
People's United Financial, Inc.	3,317,600	47,872,968
Pinnacle Financial Partners, Inc.	798,342	36,803,566
PNC Financial Services Group, Inc.	426,976	49,917,764
Popular, Inc.	991,284	46,808,430
Preferred Bank	124,290	5,387,972
Prosperity Bancshares, Inc. (b)	782,512	48,750,498
QCR Holdings, Inc.	59,026	1,894,144
Regions Financial Corp.	3,756,039	50,255,802
Renasant Corp.	346,605	10,460,539
Sandy Spring Bancorp, Inc.	167,132	5,237,917
Seacoast Banking Corp. of Florida (a)	345,135	8,980,413
ServisFirst Bancshares, Inc. (b)	232,124	7,397,792
Signature Bank	464,580	47,763,470
Simmons First National Corp. Class A	580,073	13,997,161
South State Corp.	261,824	15,696,349
Southside Bancshares, Inc.	220,139	6,989,413
State Bank Financial Corp.	228,205	4,926,946
Sterling Bancorp	2,965,639	48,962,700
SunTrust Banks, Inc.	969,590	48,906,120
SVB Financial Group (a)	263,905	50,120,838
Synovus Financial Corp.	1,123,204	35,931,296
TCF Financial Corp.	1,947,701	37,960,692
Texas Capital Bancshares, Inc. (a)	978,181	49,975,267
TriState Capital Holdings, Inc. (a)	401,245	7,808,228
Triumph Bancorp, Inc. (a)	313,137	9,300,169
Trustmark Corp.	594,579	16,903,881
UMB Financial Corp.	326,980	19,935,971
Umpqua Holdings Corp.	2,537,340	40,343,706
Union Bankshares Corp.	501,829	14,166,633
United Bankshares, Inc. (b)	703,788	21,894,845
United Community Banks, Inc.	783,411	16,812,000
Univest Corp. of Pennsylvania	133,396	2,877,352
Valley National Bancorp (b)	3,676,778	32,649,789
Veritex Holdings, Inc. (a) (b)	321,340	6,870,249
See accompanying notes to financial statements.
21

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	974,216	$ 48,019,107
Westamerica Bancorporation (b)	124,815	6,949,699
Western Alliance Bancorp (a)	1,276,300	50,401,087
Wintrust Financial Corp.	735,953	48,933,515
Zions Bancorp	1,217,931	49,618,509
TOTAL COMMON STOCKS (Cost $3,896,888,407)		2,916,946,819
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	4,533,492	4,533,492
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	307,735	307,735
TOTAL SHORT-TERM INVESTMENTS (Cost $4,841,227)		4,841,227
TOTAL INVESTMENTS — 99.8% (Cost $3,901,729,634)		2,921,788,046
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,528,767
NET ASSETS — 100.0%		$ 2,926,316,813
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,916,946,819	$—	$—	$2,916,946,819
Short-Term Investments	4,841,227	—	—	4,841,227
TOTAL INVESTMENTS	$2,921,788,046	$—	$—	$2,921,788,046
See accompanying notes to financial statements.
22

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,152,142	$ 1,152,142	$ 85,314,151	$ 81,932,801	$—	$—	4,533,492	$4,533,492	$73,151
State Street Navigator Securities Lending Government Money Market Portfolio	10,550,422	10,550,422	55,846,764	66,089,451	—	—	307,735	307,735	20,595
Total		$11,702,564	$141,160,915	$148,022,252	$—	$—		$4,841,227	$93,746
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,132,012,918	$ 2,497,507,773
Investments in affiliated issuers, at value	—	19,942,386
Total Investments	1,132,012,918	2,517,450,159
Cash	751,874	156
Receivable for investments sold	—	23,771,376
Receivable for fund shares sold	—	80,336
Dividends receivable — unaffiliated issuers	327,826	5,087,723
Dividends receivable — affiliated issuers	10,983	17,369
Securities lending income receivable — unaffiliated issuers	3,585	7,273
Securities lending income receivable — affiliated issuers	—	7,980
TOTAL ASSETS	1,133,107,186	2,546,422,372
LIABILITIES
Payable upon return of securities loaned	—	17,900,550
Payable for investments purchased	—	23,975,546
Advisory fee payable	380,686	785,260
Trustees’ fees and expenses payable	299	3,708
TOTAL LIABILITIES	380,985	42,665,064
NET ASSETS	$1,132,726,201	$ 2,503,757,308
NET ASSETS CONSIST OF:
Paid-in Capital	$1,282,195,339	$ 3,671,392,129
Total distributable earnings (loss)	(149,469,138)	(1,167,634,821)
NET ASSETS	$1,132,726,201	$ 2,503,757,308
NET ASSET VALUE PER SHARE
Net asset value per share	$ 78.94	$ 37.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,350,000	67,052,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,267,618,013	$ 3,104,982,287
Investments in affiliated issuers	—	19,942,386
Total cost of investments	$1,267,618,013	$ 3,124,924,673
* Includes investments in securities on loan, at value	$ 30,452,283	$ 68,614,933
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 524,948,641	$ 2,299,828,530	$ 2,916,946,819
Investments in affiliated issuers, at value	34,320,374	163,613,648	4,841,227
Total Investments	559,269,015	2,463,442,178	2,921,788,046
Cash	118	1,471	745
Receivable for investments sold	—	—	44,831,066
Dividends receivable — unaffiliated issuers	634,453	669,667	6,621,449
Dividends receivable — affiliated issuers	2,139	4,752	12,803
Securities lending income receivable — unaffiliated issuers	1,580	24,089	5,199
Securities lending income receivable — affiliated issuers	6,364	75,614	2,613
TOTAL ASSETS	559,913,669	2,464,217,771	2,973,261,921
LIABILITIES
Payable upon return of securities loaned	32,866,839	56,546,207	307,735
Payable for investments purchased	—	—	45,217,462
Payable for fund shares repurchased	3,266	1,675	436,264
Advisory fee payable	177,630	686,568	982,251
Trustees’ fees and expenses payable	1,030	670	1,396
TOTAL LIABILITIES	33,048,765	57,235,120	46,945,108
NET ASSETS	$ 526,864,904	$ 2,406,982,651	$ 2,926,316,813
NET ASSETS CONSIST OF:
Paid-in Capital	$1,358,263,962	$ 5,839,869,637	$ 4,613,106,285
Total distributable earnings (loss)	(831,399,058)	(3,432,886,986)	(1,686,789,472)
NET ASSETS	$ 526,864,904	$ 2,406,982,651	$ 2,926,316,813
NET ASSET VALUE PER SHARE
Net asset value per share	$ 32.52	$ 26.54	$ 46.78
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,200,016	90,700,000	62,552,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 734,842,937	$ 3,471,825,943	$ 3,896,888,407
Investments in affiliated issuers	34,320,374	268,316,841	4,841,227
Total cost of investments	$ 769,163,311	$ 3,740,142,784	$ 3,901,729,634
* Includes investments in securities on loan, at value	$ 39,244,282	$ 263,269,380	$ 40,020,801
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 14,054,435	$ 37,746,338
Dividend income — affiliated issuers	31,297	75,332
Unaffiliated securities lending income	20,573	34,577
Affiliated securities lending income	7,003	65,708
Foreign taxes withheld	—	(50,559)
TOTAL INVESTMENT INCOME (LOSS)	14,113,308	37,871,396
EXPENSES
Advisory fee	2,527,243	5,865,740
Trustees’ fees and expenses	12,156	36,110
TOTAL EXPENSES	2,539,399	5,901,850
NET INVESTMENT INCOME (LOSS)	11,573,909	31,969,546
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,956,684)	(79,556,748)
In-kind redemptions — unaffiliated issuers	117,246,311	141,079,509
Net realized gain (loss)	105,289,627	61,522,761
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(256,360,625)	(734,356,006)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(151,070,998)	(672,833,245)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(139,497,089)	$(640,863,699)
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 5,489,736	$ 14,028,715	$ 52,736,944
Dividend income — affiliated issuers	13,389	18,145	73,151
Unaffiliated securities lending income	19,207	172,590	28,143
Affiliated securities lending income	55,322	698,706	20,595
Foreign taxes withheld	—	—	(87,441)
TOTAL INVESTMENT INCOME (LOSS)	5,577,654	14,918,156	52,771,392
EXPENSES
Advisory fee	1,319,995	5,269,992	8,212,085
Trustees’ fees and expenses	8,249	26,479	45,394
TOTAL EXPENSES	1,328,244	5,296,471	8,257,479
NET INVESTMENT INCOME (LOSS)	4,249,410	9,621,685	44,513,913
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(69,220,320)	(226,377,480)	(131,536,928)
Investments — affiliated issuers	—	(1,542,517)	—
In-kind redemptions — unaffiliated issuers	(1,856,408)	16,178,986	(107,192,246)
In-kind redemptions — affiliated issuers	—	7,207,801	—
Net realized gain (loss)	(71,076,728)	(204,533,210)	(238,729,174)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(62,378,814)	(1,024,195,407)	(826,762,501)
Investment — affiliated issuers	—	(91,707,346)	—
Net change in unrealized appreciation/depreciation	(62,378,814)	(1,115,902,753)	(826,762,501)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(133,455,542)	(1,320,435,963)	(1,065,491,675)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(129,206,132)	$(1,310,814,278)	$(1,020,977,762)
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,573,909	$ 7,384,740
Net realized gain (loss)	105,289,627	120,242,937
Net change in unrealized appreciation/depreciation	(256,360,625)	68,462,313
Net increase (decrease) in net assets resulting from operations	(139,497,089)	196,089,990
Net equalization credits and charges	451,068	511,461
Distributions to shareholders (Note 10)	(11,956,777)	(8,060,217)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	611,134,994	856,182,443
Cost of shares redeemed	(606,898,934)	(415,283,853)
Net income equalization	(451,068)	(511,461)
Net increase (decrease) in net assets from beneficial interest transactions	3,784,992	440,387,129
Net increase (decrease) in net assets during the period	(147,217,806)	628,928,363
Net assets at beginning of period	1,279,944,007	651,015,644
NET ASSETS AT END OF PERIOD	$1,132,726,201	$1,279,944,007
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,650,000	10,300,000
Shares redeemed	(7,000,000)	(4,850,000)
Net increase (decrease)	(350,000)	5,450,000
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,969,546	$ 58,957,881
Net realized gain (loss)	61,522,761	494,110,686
Net change in unrealized appreciation/depreciation	(734,356,006)	(203,775,795)
Net increase (decrease) in net assets resulting from operations	(640,863,699)	349,292,772
Net equalization credits and charges	143,456	305,883
Distributions to shareholders (Note 10)	(35,292,657)	(57,962,080)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	978,340,337	2,634,398,040
Cost of shares redeemed	(1,432,208,261)	(2,562,347,178)
Net income equalization	(143,456)	(305,883)
Net increase (decrease) in net assets from beneficial interest transactions	(454,011,380)	71,744,979
Net increase (decrease) in net assets during the period	(1,130,024,280)	363,381,554
Net assets at beginning of period	3,633,781,588	3,270,400,034
NET ASSETS AT END OF PERIOD	$ 2,503,757,308	$ 3,633,781,588
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,000,000	55,600,000
Shares redeemed	(31,950,000)	(53,650,000)
Net increase (decrease)	(9,950,000)	1,950,000
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,249,410	$ 8,576,556
Net realized gain (loss)	(71,076,728)	179,217,481
Net change in unrealized appreciation/depreciation	(62,378,814)	(133,835,146)
Net increase (decrease) in net assets resulting from operations	(129,206,132)	53,958,891
Net equalization credits and charges	(394,117)	(82,707)
Distributions to shareholders (Note 10)	(4,158,157)	(8,442,284)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,292,408,171	3,004,050,181
Cost of shares redeemed	(1,460,935,993)	(3,272,666,375)
Net income equalization	394,117	82,707
Net increase (decrease) in net assets from beneficial interest transactions	(168,133,705)	(268,533,487)
Net increase (decrease) in net assets during the period	(301,892,111)	(223,099,587)
Net assets at beginning of period	828,757,015	1,051,856,602
NET ASSETS AT END OF PERIOD	$ 526,864,904	$ 828,757,015
SHARES OF BENEFICIAL INTEREST:
Shares sold	35,300,000	73,900,000
Shares redeemed	(40,050,000)	(80,250,000)
Net increase (decrease)	(4,750,000)	(6,350,000)
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,621,685	$ 18,622,795
Net realized gain (loss)	(204,533,210)	286,999,623
Net change in unrealized appreciation/depreciation	(1,115,902,753)	461,386,463
Net increase (decrease) in net assets resulting from operations	(1,310,814,278)	767,008,881
Net equalization credits and charges	(385,615)	325,246
Distributions to shareholders (Note 10)	(9,215,677)	(18,842,121)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,601,858,875	13,586,372,589
Cost of shares redeemed	(6,982,083,231)	(13,546,467,668)
Net income equalization	385,615	(325,246)
Net increase (decrease) in net assets from beneficial interest transactions	620,161,259	39,579,675
Net increase (decrease) in net assets during the period	(700,254,311)	788,071,681
Net assets at beginning of period	3,107,236,962	2,319,165,281
NET ASSETS AT END OF PERIOD	$ 2,406,982,651	$ 3,107,236,962
SHARES OF BENEFICIAL INTEREST:
Shares sold	209,650,000	377,300,000
Shares redeemed	(191,150,000)	(377,800,000)
Net increase (decrease)	18,500,000	(500,000)
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 44,513,913	$ 67,801,652
Net realized gain (loss)	(238,729,174)	403,370,559
Net change in unrealized appreciation/depreciation	(826,762,501)	(106,030,725)
Net increase (decrease) in net assets resulting from operations	(1,020,977,762)	365,141,486
Net equalization credits and charges	(2,959,362)	3,744,547
Distributions to shareholders (Note 10)	(44,496,416)	(70,014,309)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,580,713,755	10,810,408,884
Cost of shares redeemed	(5,993,315,581)	(9,552,045,095)
Net income equalization	2,959,362	(3,744,547)
Net increase (decrease) in net assets from beneficial interest transactions	(1,409,642,464)	1,254,619,242
Net increase (decrease) in net assets during the period	(2,478,076,004)	1,553,490,966
Net assets at beginning of period	5,404,392,817	3,850,901,851
NET ASSETS AT END OF PERIOD	$ 2,926,316,813	$ 5,404,392,817
SHARES OF BENEFICIAL INTEREST:
Shares sold	81,500,000	181,350,000
Shares redeemed	(107,600,000)	(162,750,000)
Net increase (decrease)	(26,100,000)	18,600,000
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 87.07	$ 70.38	$ 55.85	$ 57.12	$ 49.81	$ 38.36
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	0.57	0.61	0.41	0.51	0.88
Net realized and unrealized gain (loss) (c)	(8.17)	16.70	14.41	(0.54)	7.20	11.77
Total from investment operations	(7.43)	17.27	15.02	(0.13)	7.71	12.65
Net equalization credits and charges (b)	0.03	0.04	0.21	0.00(d)	0.07	0.04
Distributions to shareholders from:
Net investment income	(0.73)	(0.62)	(0.70)	(0.42)	(0.47)	(0.79)
Net realized gains	—	—	—	(0.72)	—	(0.45)
Total distributions	(0.73)	(0.62)	(0.70)	(1.14)	(0.47)	(1.24)
Net asset value, end of period	$ 78.94	$ 87.07	$ 70.38	$ 55.85	$ 57.12	$ 49.81
Total return (e)	(8.63)%	24.64%	27.40%	(0.11)%	15.63%	33.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,132,726	$1,279,944	$651,016	$181,497	$159,928	$49,808
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.60%(f)	0.68%	0.94%	0.78%	0.93%	1.81%
Portfolio turnover rate (g)	12%(h)	32%	36%	30%	42%	33%
(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 47.19	$ 43.58	$ 30.51	$ 36.27	$ 33.41	$ 28.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.72	0.59	0.58	0.55	0.49
Net realized and unrealized gain (loss) (b)	(9.80)	3.60	13.05(c)	(5.73)	2.86	4.71
Total from investment operations	(9.36)	4.32	13.64	(5.15)	3.41	5.20
Net equalization credits and charges (a)	0.00(d)	0.00(d)	0.02	(0.02)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.49)	(0.71)	(0.59)	(0.59)	(0.56)	(0.46)
Net asset value, end of period	$ 37.34	$ 47.19	$ 43.58	$ 30.51	$ 36.27	$ 33.41
Total return (e)	(19.93)%	9.91%	44.97%(c)	(14.30)%	10.36%	18.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,503,757	$3,633,782	$3,270,400	$2,041,171	$3,023,444	$2,492,584
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.91%(f)	1.54%	1.50%	1.76%	1.67%	1.54%
Portfolio turnover rate (g)	11%(h)	29%	35%	40%	18%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 39.56	$ 38.53	$ 33.56	$ 36.60	$ 32.75	$ 29.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.35	0.27	0.20	0.18	0.14
Net realized and unrealized gain (loss) (b)	(7.00)	1.03	4.97	(3.04)	3.86	3.30
Total from investment operations	(6.79)	1.38	5.24	(2.84)	4.04	3.44
Net equalization credits and charges (a)	(0.02)	(0.00)(c)	(0.00)(c)	(0.00)(c)	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.23)	(0.35)	(0.27)	(0.20)	(0.18)	(0.13)
Net asset value, end of period	$ 32.52	$ 39.56	$ 38.53	$ 33.56	$ 36.60	$ 32.75
Total return (d)	(17.24)%	3.55%	15.65%	(7.77)%	12.37%	11.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$526,865	$828,757	$1,051,857	$1,240,151	$1,757,020	$1,897,730
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.13%(e)	0.86%	0.76%	0.57%	0.53%	0.44%
Portfolio turnover rate (f)	16%(g)	35%	26%	44%	25%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 43.04	$ 31.90	$ 34.79	$ 46.73	$ 82.28	$ 58.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.27	0.30	0.44	0.71	0.59
Net realized and unrealized gain (loss) (b)	(16.49)	11.14	(2.91)	(11.91)	(35.58)	23.89
Total from investment operations	(16.37)	11.41	(2.61)	(11.47)	(34.87)	24.48
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.02	0.02	0.04	0.07
Distributions to shareholders from:
Net investment income	(0.13)	(0.27)	(0.30)	(0.49)	(0.72)	(0.50)
Net asset value, end of period	$ 26.54	$ 43.04	$ 31.90	$ 34.79	$ 46.73	$ 82.28
Total return (d)	(38.10)%	35.90%	(7.53)%	(24.38)%	(42.42)%	42.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,406,983	$3,107,237	$2,319,165	$1,943,140	$1,420,613	$1,456,408
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.64%(e)	0.76%	0.81%	1.34%	1.29%	0.85%
Portfolio turnover rate (f)	19%(g)	36%	34%	44%	44%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 60.96	$ 54.97	$ 38.45	$ 44.16	$ 40.32	$ 33.85
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.93	0.78	0.77	0.71	0.61
Net realized and unrealized gain (loss) (b)	(14.09)	5.91	16.48	(5.70)	3.79	6.45
Total from investment operations	(13.53)	6.84	17.26	(4.93)	4.50	7.06
Net equalization credits and charges (a)	(0.04)	0.05	0.04	0.01	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.61)	(0.90)	(0.78)	(0.79)	(0.70)	(0.60)
Net asset value, end of period	$ 46.78	$ 60.96	$ 54.97	$ 38.45	$ 44.16	$ 40.32
Total return (c)	(22.36)%	12.56%	45.19%	(11.16)%	11.40%	20.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,926,317	$5,404,393	$3,850,902	$1,615,033	$2,755,536	$2,576,688
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.90%(d)	1.56%	1.54%	1.89%	1.76%	1.59%
Portfolio turnover rate (e)	12%(f)	33%	52%	86%	27%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$207,870,736	$167,707,540
SPDR S&P Bank ETF	371,137,373	386,242,501
SPDR S&P Homebuilders ETF	117,491,401	117,273,837
SPDR S&P Oil & Gas Exploration & Production ETF	600,323,511	595,310,721
SPDR S&P Regional Banking ETF	543,308,501	545,488,199
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$ 585,311,996	$ 581,490,804	$ 117,246,311
SPDR S&P Bank ETF	734,058,455	1,174,953,549	141,079,509
SPDR S&P Homebuilders ETF	1,028,538,029	1,197,061,673	(1,856,408)
SPDR S&P Oil & Gas Exploration & Production ETF	86,440,877	4,944,797,749	23,386,787
SPDR S&P Regional Banking ETF	3,211,718,936	4,622,830,334	(107,192,246)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

7.    Income Tax Information
The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,267,618,013	$27,493,271	$ 163,098,366	$ (135,605,095)
SPDR S&P Bank ETF	3,124,924,673	5,052,534	612,527,048	(607,474,514)
SPDR S&P Homebuilders ETF	769,163,311	808,147	210,702,443	(209,894,296)
SPDR S&P Oil & Gas Exploration & Production ETF	3,740,142,784	883,784	1,277,584,390	(1,276,700,606)
SPDR S&P Regional Banking ETF	3,901,729,634	869,943	980,811,531	(979,941,588)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 30,452,283	$ —	$ 31,543,792	$ 31,543,792
SPDR S&P Bank ETF	68,614,933	17,900,550	51,810,843	69,711,393
SPDR S&P Homebuilders ETF	39,244,282	32,866,839	7,045,257	39,912,096
SPDR S&P Oil & Gas Exploration & Production ETF	263,269,380	56,546,207	219,326,497	275,872,704
SPDR S&P Regional Banking ETF	40,020,801	307,735	40,504,857	40,812,592
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Bank ETF	Common Stocks	$17,900,550	$—	$—	$—	$17,900,550	$17,900,550
SPDR S&P Homebuilders ETF	Common Stocks	32,866,839	—	—	—	32,866,839	32,866,839
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	56,546,207	—	—	—	56,546,207	56,546,207
SPDR S&P Regional Banking ETF	Common Stocks	307,735	—	—	—	307,735	307,735
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR S&P Aerospace & Defense ETF	$ 8,060,217	$—	$ 8,060,217	$ —
SPDR S&P Bank ETF	57,962,080	—	57,962,080	3,646,282
SPDR S&P Homebuilders ETF	8,442,284	—	8,442,284	960,658
SPDR S&P Oil & Gas Exploration & Production ETF	18,842,121	—	18,842,121	—
SPDR S&P Regional Banking ETF	70,014,309	—	70,014,309	—
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
48

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
49

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$ 913.70	$ 800.70	$ 827.60
Expenses Paid During Period(a)	1.69	1.59	1.61
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79	1.79
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$ 619.00	$ 776.40
Expenses Paid During Period(a)	1.43	1.57
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
50

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
51

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRTOPINSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR Portfolio Large Cap ETF
SPDR Portfolio Mid Cap ETF
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR Portfolio Large Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Microsoft Corp.	3.6%
Apple, Inc.	3.5
Amazon.com, Inc.	3.1
Johnson & Johnson	1.5
Alphabet, Inc. Class A	1.5
Facebook, Inc. Class	1.5
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.3
Visa, Inc. Class A	1.1
Pfizer, Inc.	1.1
TOTAL	19.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Information Technology	21.7%
Health Care	15.0
Financials	12.4
Consumer Discretionary	11.0
Industrials	9.8
Communication Services	7.7
Consumer Staples	7.2
Energy	5.1
Real Estate	3.6
Utilities	3.3
Materials	2.8
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Teleflex, Inc.	0.6%
Atmos Energy Corp.	0.5
Domino's Pizza, Inc.	0.5
IDEX Corp.	0.5
UGI Corp.	0.4
Alleghany Corp.	0.4
STERIS PLC	0.4
PTC, Inc.	0.4
Reinsurance Group of America, Inc.	0.4
Zebra Technologies Corp. Class A	0.4
TOTAL	4.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	17.2%
Industrials	16.4
Information Technology	15.0
Consumer Discretionary	12.4
Health Care	10.4
Real Estate	8.7
Materials	5.9
Utilities	4.7
Energy	3.6
Consumer Staples	3.2
Communication Services	2.4
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Mr Cooper Group, Inc.	0.5%
Hanover Insurance Group, Inc.	0.3
Dun & Bradstreet Corp.	0.3
ARRIS International PLC	0.2
Ciena Corp.	0.2
Planet Fitness, Inc. Class A	0.2
Teradata Corp.	0.2
Littelfuse, Inc.	0.2
Popular, Inc.	0.2
Casey's General Stores, Inc.	0.2
TOTAL	2.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	16.9%
Information Technology	15.5
Industrials	14.6
Health Care	13.2
Consumer Discretionary	12.0
Real Estate	8.9
Materials	5.1
Communication Services	3.7
Energy	3.5
Consumer Staples	3.3
Utilities	2.8
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Total Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Microsoft Corp.	3.3%
Apple, Inc.	3.2
Amazon.com, Inc.	2.8
Johnson & Johnson	1.4
Alphabet, Inc. Class A	1.4
Facebook, Inc. Class	1.3
JPMorgan Chase & Co.	1.3
Exxon Mobil Corp.	1.1
Visa, Inc. Class A	1.0
Pfizer, Inc.	1.0
TOTAL	17.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Information Technology	21.1%
Health Care	14.8
Financials	12.8
Consumer Discretionary	11.0
Industrials	10.2
Communication Services	7.2
Consumer Staples	6.8
Energy	5.0
Real Estate	4.1
Utilities	3.2
Materials	3.0
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Microsoft Corp.	7.1%
Amazon.com, Inc.	5.6
Alphabet, Inc. Class C	2.9
Facebook, Inc. Class	2.8
Alphabet, Inc. Class A	2.8
Pfizer, Inc.	2.3
Verizon Communications, Inc.	2.1
Visa, Inc. Class A	2.1
Johnson & Johnson	1.8
Merck & Co., Inc.	1.8
TOTAL	31.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Information Technology	24.8%
	Health Care	18.6
	Communication Services	14.1
	Consumer Discretionary	12.4
	Industrials	8.4
	Consumer Staples	5.5
	Financials	5.5
	Energy	3.6
	Real Estate	3.2
	Materials	2.0
	Utilities	1.8
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Procter & Gamble Co.	1.6%
Pfizer, Inc.	1.6
Realty Income Corp. REIT	1.6
AES Corp.	1.5
Welltower, Inc. REIT	1.5
Verizon Communications, Inc.	1.5
Entergy Corp.	1.5
FirstEnergy Corp.	1.5
UDR, Inc. REIT	1.5
American Electric Power Co., Inc.	1.5
TOTAL	15.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Real Estate	24.8%
Utilities	22.7
Consumer Discretionary	10.5
Consumer Staples	9.0
Energy	7.8
Information Technology	5.6
Financials	5.5
Communication Services	5.2
Health Care	4.2
Industrials	2.3
Materials	2.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Apple, Inc.	7.1%
JPMorgan Chase & Co.	3.2
UnitedHealth Group, Inc.	2.4
Bank of America Corp.	2.2
Chevron Corp.	2.1
AT&T, Inc.	2.1
Berkshire Hathaway, Inc. Class B	2.1
Wells Fargo & Co.	2.0
Johnson & Johnson	1.4
Walmart, Inc.	1.3
TOTAL	25.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	22.0%
Information Technology	14.9
Health Care	12.0
Industrials	10.1
Consumer Staples	9.4
Consumer Discretionary	7.2
Energy	7.2
Communication Services	5.7
Utilities	5.0
Materials	3.5
Real Estate	2.7
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	36,193	$ 610,214
Boeing Co.	43,450	14,012,625
BWX Technologies, Inc.	7,619	291,274
Curtiss-Wright Corp.	3,239	330,767
General Dynamics Corp.	22,464	3,531,565
Harris Corp.	9,491	1,277,963
HEICO Corp.	3,447	267,074
HEICO Corp. Class A	600	37,800
Hexcel Corp.	7,220	413,995
Huntington Ingalls Industries, Inc.	3,566	678,645
L3 Technologies, Inc.	5,978	1,038,140
Lockheed Martin Corp.	21,718	5,686,641
Northrop Grumman Corp.	12,995	3,182,476
Raytheon Co.	22,027	3,377,840
Spirit AeroSystems Holdings, Inc. Class A	9,541	687,811
Teledyne Technologies, Inc. (a)	2,386	494,069
Textron, Inc.	20,829	957,926
TransDigm Group, Inc. (a)	3,919	1,332,695
United Technologies Corp.	68,184	7,260,232
		45,469,752
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	10,880	914,899
Expeditors International of Washington, Inc.	14,157	963,950
FedEx Corp.	19,648	3,169,812
United Parcel Service, Inc. Class B	52,273	5,098,186
XPO Logistics, Inc. (a)	9,446	538,800
		10,685,647
AIRLINES — 0.6%
Alaska Air Group, Inc.	10,554	642,211
American Airlines Group, Inc.	43,123	1,384,679
Delta Air Lines, Inc.	58,802	2,934,220
JetBlue Airways Corp. (a)	25,378	407,571
Southwest Airlines Co.	45,725	2,125,298
United Continental Holdings, Inc. (a)	22,773	1,906,783
		9,400,762
AUTO COMPONENTS — 0.2%
Autoliv, Inc.	7,147	501,934
BorgWarner, Inc.	16,769	582,555
Gentex Corp.	23,100	466,851
Goodyear Tire & Rubber Co.	19,732	402,730
Lear Corp.	5,185	637,029
		2,591,099
AUTOMOBILES — 0.6%
Ford Motor Co.	311,585	2,383,625
General Motors Co.	100,614	3,365,538
Harley-Davidson, Inc.	13,248	452,022
Tesla, Inc. (a)	9,701	3,228,493
		9,429,678
Security Description	Shares	Value
BANKS — 5.8%
Bank of America Corp.	747,725	$ 18,423,944
Bank OZK	9,645	220,195
BB&T Corp.	56,151	2,432,461
BOK Financial Corp.	2,237	164,039
CIT Group, Inc.	10,837	414,732
Citigroup, Inc.	192,934	10,044,144
Citizens Financial Group, Inc.	34,483	1,025,180
Comerica, Inc.	13,666	938,718
Commerce Bancshares, Inc.	8,666	488,502
Cullen/Frost Bankers, Inc.	4,581	402,853
East West Bancorp, Inc.	11,892	517,659
Fifth Third Bancorp	47,861	1,126,169
First Horizon National Corp.	26,291	345,990
First Republic Bank	13,120	1,140,128
Huntington Bancshares, Inc.	85,973	1,024,798
JPMorgan Chase & Co.	251,326	24,534,444
KeyCorp	83,087	1,228,026
M&T Bank Corp.	9,637	1,379,344
PacWest Bancorp	9,543	317,591
People's United Financial, Inc.	26,043	375,801
Pinnacle Financial Partners, Inc.	5,907	272,313
PNC Financial Services Group, Inc.	34,929	4,083,549
Prosperity Bancshares, Inc.	5,039	313,930
Regions Financial Corp.	79,689	1,066,239
Signature Bank	3,786	389,239
SunTrust Banks, Inc.	36,095	1,820,632
SVB Financial Group (a)	4,209	799,373
Synovus Financial Corp.	9,254	296,036
US Bancorp	121,446	5,550,082
Webster Financial Corp.	7,031	346,558
Wells Fargo & Co.	359,355	16,559,078
Western Alliance Bancorp (a)	7,282	287,566
Zions Bancorp	15,876	646,788
		98,976,101
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	5,232	248,938
Coca-Cola Co.	319,151	15,111,800
Constellation Brands, Inc. Class A	11,330	1,822,091
Molson Coors Brewing Co. Class B	13,411	753,162
Monster Beverage Corp. (a)	33,237	1,635,925
PepsiCo, Inc.	109,590	12,107,503
		31,679,419
BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	115,241	10,624,068
Alexion Pharmaceuticals, Inc. (a)	18,126	1,764,747
Alnylam Pharmaceuticals, Inc. (a)	7,041	513,359
Amgen, Inc.	49,832	9,700,795
Biogen, Inc. (a)	15,853	4,770,485
BioMarin Pharmaceutical, Inc. (a)	14,017	1,193,548
Bluebird Bio, Inc. (a) (b)	4,125	409,200
Celgene Corp. (a)	54,613	3,500,147
Exact Sciences Corp. (a) (b)	11,184	705,710
Exelixis, Inc. (a)	22,141	435,513
Gilead Sciences, Inc.	99,911	6,249,433

See accompanying notes to financial statements.
8

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Incyte Corp. (a)	16,758	$ 1,065,641
Ionis Pharmaceuticals, Inc. (a) (b)	11,635	628,988
Ligand Pharmaceuticals, Inc. (a) (b)	1,754	238,018
Neurocrine Biosciences, Inc. (a)	7,234	516,580
Regeneron Pharmaceuticals, Inc. (a)	6,457	2,411,690
Sage Therapeutics, Inc. (a) (b)	3,439	329,422
Sarepta Therapeutics, Inc. (a) (b)	5,735	625,861
Seattle Genetics, Inc. (a) (b)	12,008	680,373
United Therapeutics Corp. (a)	3,565	388,229
Vertex Pharmaceuticals, Inc. (a)	20,916	3,465,990
		50,217,797
BUILDING PRODUCTS — 0.2%
AO Smith Corp.	752	32,110
Fortune Brands Home & Security, Inc.	11,840	449,802
Lennox International, Inc.	3,229	706,699
Masco Corp.	25,017	731,497
Owens Corning	8,380	368,552
Resideo Technologies, Inc. (a)	9,687	199,068
USG Corp.	9,491	404,886
		2,892,614
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	4,565	444,814
Ameriprise Financial, Inc.	11,229	1,171,971
Bank of New York Mellon Corp.	73,626	3,465,576
BlackRock, Inc.	12,768	5,015,526
Cboe Global Markets, Inc.	8,424	824,120
Charles Schwab Corp.	87,740	3,643,842
CME Group, Inc.	24,200	4,552,504
E*TRADE Financial Corp.	21,347	936,706
FactSet Research Systems, Inc.	3,270	654,425
Franklin Resources, Inc.	21,547	639,084
Goldman Sachs Group, Inc.	27,859	4,653,846
Intercontinental Exchange, Inc.	43,208	3,254,859
Invesco, Ltd.	30,986	518,706
Lazard, Ltd. Class A	9,116	336,472
LPL Financial Holdings, Inc.	6,905	421,757
MarketAxess Holdings, Inc.	2,671	564,409
Moody's Corp.	15,254	2,136,170
Morgan Stanley	100,525	3,985,816
MSCI, Inc.	7,196	1,060,906
Nasdaq, Inc.	9,636	786,008
Northern Trust Corp.	16,027	1,339,697
Raymond James Financial, Inc.	10,499	781,231
S&P Global, Inc.	19,858	3,374,668
SEI Investments Co.	10,202	471,332
State Street Corp. (c)	29,041	1,831,616
T Rowe Price Group, Inc.	19,008	1,754,819
TD Ameritrade Holding Corp.	40,364	1,976,221
		50,597,101
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	17,068	2,731,733
Albemarle Corp. (b)	8,378	645,692
Axalta Coating Systems, Ltd. (a)	19,625	459,617
Security Description	Shares	Value
Celanese Corp. Series A	10,845	$ 975,725
CF Industries Holdings, Inc.	17,946	780,830
Chemours Co.	13,313	375,693
DowDuPont, Inc.	187,066	10,004,290
Eastman Chemical Co.	11,815	863,795
Ecolab, Inc.	22,761	3,353,833
FMC Corp.	10,471	774,435
Huntsman Corp.	15,937	307,425
International Flavors & Fragrances, Inc.	6,824	916,258
Linde PLC	22,639	3,532,590
Mosaic Co.	28,244	825,007
PPG Industries, Inc.	19,455	1,988,885
RPM International, Inc.	10,761	632,532
Sherwin-Williams Co.	6,817	2,682,217
Westlake Chemical Corp.	2,425	160,462
		32,011,019
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	7,214	1,211,880
Copart, Inc. (a)	15,771	753,538
KAR Auction Services, Inc.	11,096	529,501
Republic Services, Inc.	25,364	1,828,491
Rollins, Inc.	11,847	427,677
Stericycle, Inc. (a)	7,422	272,313
Waste Management, Inc.	32,289	2,873,398
		7,896,798
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	4,200	884,940
Cisco Systems, Inc.	362,603	15,711,588
CommScope Holding Co., Inc. (a)	16,307	267,272
F5 Networks, Inc. (a)	5,154	835,102
Juniper Networks, Inc.	26,040	700,736
Motorola Solutions, Inc.	13,293	1,529,227
		19,928,865
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	12,935	342,778
Arcosa, Inc. (a)	3,041	84,205
Fluor Corp.	10,881	350,368
Jacobs Engineering Group, Inc.	11,177	653,407
Quanta Services, Inc.	11,876	357,468
		1,788,226
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	4,932	847,663
Vulcan Materials Co.	10,494	1,036,807
		1,884,470
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	33,771	765,251
American Express Co.	66,260	6,315,903
Capital One Financial Corp.	35,270	2,666,059
Credit Acceptance Corp. (a)	1,291	492,852
Discover Financial Services	25,156	1,483,701

See accompanying notes to financial statements.
9

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Santander Consumer USA Holdings, Inc.	9,467	$ 166,525
SLM Corp. (a)	35,953	298,770
Synchrony Financial	54,555	1,279,860
		13,468,921
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	4,899	460,849
Avery Dennison Corp.	7,190	645,878
Ball Corp.	27,007	1,241,782
Berry Global Group, Inc. (a)	10,091	479,625
Crown Holdings, Inc. (a)	10,506	436,734
International Paper Co.	34,991	1,412,237
Packaging Corp. of America	8,221	686,124
Sealed Air Corp.	13,964	486,506
Sonoco Products Co.	7,582	402,832
WestRock Co.	21,979	829,927
		7,082,494
DISTRIBUTORS — 0.1%
Genuine Parts Co.	11,790	1,132,076
LKQ Corp. (a)	24,441	579,985
Pool Corp.	2,869	426,477
		2,138,538
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	3,915	436,327
H&R Block, Inc.	16,615	421,522
Service Corp. International	14,164	570,243
ServiceMaster Global Holdings, Inc. (a)	13,334	489,891
		1,917,983
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AXA Equitable Holdings, Inc.	9,870	164,138
Berkshire Hathaway, Inc. Class B (a)	51,251	10,464,429
Jefferies Financial Group, Inc.	19,097	331,524
Voya Financial, Inc.	14,137	567,459
		11,527,550
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	553,278	15,790,554
CenturyLink, Inc.	85,605	1,296,916
Verizon Communications, Inc.	302,581	17,011,104
Zayo Group Holdings, Inc. (a)	17,548	400,796
		34,499,370
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	18,053	762,739
American Electric Power Co., Inc.	36,215	2,706,709
Duke Energy Corp.	52,359	4,518,582
Edison International	22,760	1,292,085
Entergy Corp.	12,611	1,085,429
Evergy, Inc.	20,888	1,185,812
Eversource Energy	22,129	1,439,270
Security Description	Shares	Value
Exelon Corp.	72,813	$ 3,283,866
FirstEnergy Corp.	34,116	1,281,056
IDACORP, Inc.	3,555	330,828
NextEra Energy, Inc.	34,431	5,984,797
OGE Energy Corp.	15,449	605,446
PG&E Corp. (a)	37,693	895,209
Pinnacle West Capital Corp.	8,386	714,487
PPL Corp.	48,656	1,378,425
Southern Co.	75,952	3,335,812
Xcel Energy, Inc.	35,586	1,753,322
		32,553,874
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,575	410,946
AMETEK, Inc.	17,939	1,214,470
Emerson Electric Co.	49,380	2,950,455
Hubbell, Inc.	3,911	388,519
Rockwell Automation, Inc.	9,840	1,480,723
		6,445,113
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	24,499	1,984,909
Arrow Electronics, Inc. (a)	7,225	498,164
Avnet, Inc.	9,561	345,152
CDW Corp.	11,614	941,315
Cognex Corp.	13,999	541,341
Corning, Inc.	68,465	2,068,328
FLIR Systems, Inc.	11,428	497,575
IPG Photonics Corp. (a)	2,898	328,314
Keysight Technologies, Inc. (a)	14,624	907,858
National Instruments Corp.	9,312	422,579
Trimble, Inc. (a)	19,450	640,099
Zebra Technologies Corp. Class A (a)	4,334	690,103
		9,865,737
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	33,420	718,530
Halliburton Co.	63,959	1,700,030
Helmerich & Payne, Inc.	7,909	379,158
National Oilwell Varco, Inc.	29,249	751,699
Schlumberger, Ltd.	101,596	3,665,584
		7,215,001
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	62,661	2,918,123
Electronic Arts, Inc. (a)	25,194	1,988,059
Liberty Media Corp.-Liberty Braves Class A (a)	1,008	25,140
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	2,386	70,912
Lions Gate Entertainment Corp. Class A	5,939	95,618
Live Nation Entertainment, Inc. (a)	10,958	539,681
Madison Square Garden Co. Class A (a)	1,354	362,466
Netflix, Inc. (a)	36,429	9,750,586

See accompanying notes to financial statements.
10

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	9,106	$ 937,372
Twenty-First Century Fox, Inc. Class B	39,140	1,870,109
Viacom, Inc. Class B	1,282	32,947
Walt Disney Co.	115,205	12,632,228
		31,223,241
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Alexandria Real Estate Equities, Inc. REIT	7,588	874,441
American Campus Communities, Inc. REIT	11,286	467,128
American Homes 4 Rent Class A REIT	19,504	387,154
American Tower Corp. REIT	33,088	5,234,191
Apartment Investment & Management Co. Class A REIT	12,647	554,950
AvalonBay Communities, Inc. REIT	10,844	1,887,398
Boston Properties, Inc. REIT	11,875	1,336,531
Brixmor Property Group, Inc. REIT	25,379	372,818
Camden Property Trust REIT	7,290	641,885
Crown Castle International Corp. REIT	31,202	3,389,473
CubeSmart REIT	14,913	427,854
CyrusOne, Inc. REIT	7,230	382,322
Digital Realty Trust, Inc. REIT	16,521	1,760,313
Douglas Emmett, Inc. REIT	12,208	416,659
Duke Realty Corp. REIT	28,412	735,871
Equinix, Inc. REIT	6,153	2,169,302
Equity LifeStyle Properties, Inc. REIT	6,287	610,656
Equity Residential REIT	28,635	1,890,196
Essex Property Trust, Inc. REIT	5,223	1,280,732
Extra Space Storage, Inc. REIT	9,651	873,222
Federal Realty Investment Trust REIT	5,930	699,977
Gaming and Leisure Properties, Inc. REIT	16,206	523,616
HCP, Inc. REIT	36,310	1,014,138
Healthcare Trust of America, Inc. Class A REIT	16,444	416,198
Highwoods Properties, Inc. REIT	8,315	321,707
Host Hotels & Resorts, Inc. REIT	57,022	950,557
Hudson Pacific Properties, Inc. REIT	11,930	346,686
Invitation Homes, Inc. REIT	22,776	457,342
Iron Mountain, Inc. REIT	20,885	676,883
Kilroy Realty Corp. REIT	8,007	503,480
Kimco Realty Corp. REIT	34,741	508,956
Lamar Advertising Co. Class A REIT	6,940	480,109
Liberty Property Trust REIT	11,817	494,896
Macerich Co. REIT	10,858	469,934
Medical Properties Trust, Inc. REIT	28,263	454,469
Mid-America Apartment Communities, Inc. REIT	9,501	909,246
National Retail Properties, Inc. REIT	11,920	578,239
Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	15,460	$ 543,419
Park Hotels & Resorts, Inc. REIT	15,634	406,171
Prologis, Inc. REIT	49,446	2,903,469
Public Storage REIT	11,050	2,236,630
Realty Income Corp. REIT	20,629	1,300,452
Regency Centers Corp. REIT	11,873	696,708
SBA Communications Corp. REIT (a)	9,483	1,535,203
Simon Property Group, Inc. REIT	23,654	3,973,635
SL Green Realty Corp. REIT	7,455	589,541
STORE Capital Corp. REIT	13,651	386,460
Sun Communities, Inc. REIT	5,874	597,445
UDR, Inc. REIT	21,336	845,332
Ventas, Inc. REIT	27,623	1,618,432
VEREIT, Inc.	81,450	582,368
VICI Properties, Inc. REIT	25,971	487,735
Vornado Realty Trust REIT	14,157	878,159
Welltower, Inc. REIT	29,031	2,015,042
Weyerhaeuser Co. REIT	60,682	1,326,509
WP Carey, Inc. REIT (b)	8,300	542,322
		58,964,561
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	34,672	7,063,033
Kroger Co.	62,741	1,725,377
Sysco Corp.	41,394	2,593,748
US Foods Holding Corp. (a)	16,579	524,560
Walmart, Inc.	105,582	9,834,963
Walgreens Boots Alliance, Inc.	62,787	4,290,236
		26,031,917
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	39,876	1,633,720
Bunge, Ltd.	10,863	580,519
Campbell Soup Co. (b)	13,994	461,662
Conagra Brands, Inc.	32,386	691,765
General Mills, Inc.	42,293	1,646,889
Hershey Co.	11,587	1,241,895
Hormel Foods Corp. (b)	22,160	945,789
Ingredion, Inc.	5,863	535,878
J.M. Smucker Co.	9,019	843,186
Kellogg Co.	26,525	1,512,190
Kraft Heinz Co.	68,831	2,962,486
Lamb Weston Holdings, Inc.	10,894	801,363
McCormick & Co., Inc.	573	79,784
Mondelez International, Inc. Class A	112,067	4,486,042
Post Holdings, Inc. (a) (b)	5,592	498,415
Tyson Foods, Inc. Class A	20,224	1,079,962
		20,001,545
GAS UTILITIES — 0.1%
Atmos Energy Corp.	8,297	769,298
National Fuel Gas Co.	5,991	306,619
UGI Corp.	13,876	740,285
		1,816,202

See accompanying notes to financial statements.
11

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	137,379	$ 9,936,623
ABIOMED, Inc. (a)	3,749	1,218,575
Align Technology, Inc. (a)	6,692	1,401,506
Baxter International, Inc.	43,115	2,837,829
Becton Dickinson and Co.	21,455	4,834,241
Boston Scientific Corp. (a)	109,958	3,885,916
Cooper Cos., Inc.	3,805	968,372
Danaher Corp.	49,043	5,057,314
DENTSPLY SIRONA, Inc.	17,796	662,189
DexCom, Inc. (a)	8,082	968,224
Edwards Lifesciences Corp. (a)	19,537	2,992,482
Haemonetics Corp. (a)	3,681	368,284
Hill-Rom Holdings, Inc.	4,869	431,150
Hologic, Inc. (a)	22,143	910,077
ICU Medical, Inc. (a)	1,254	287,956
IDEXX Laboratories, Inc. (a)	7,187	1,336,926
Insulet Corp. (a) (b)	4,835	383,512
Integra LifeSciences Holdings Corp. (a)	5,035	227,078
Intuitive Surgical, Inc. (a)	9,432	4,517,173
Masimo Corp. (a)	3,545	380,627
ResMed, Inc.	11,326	1,289,692
Stryker Corp.	27,600	4,326,300
Teleflex, Inc.	3,564	921,223
Varian Medical Systems, Inc. (a)	7,303	827,503
West Pharmaceutical Services, Inc.	5,888	577,201
Zimmer Biomet Holdings, Inc.	15,986	1,658,068
		53,206,041
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	12,610	938,184
Anthem, Inc.	19,539	5,131,528
Cardinal Health, Inc.	24,750	1,103,850
Centene Corp. (a)	14,776	1,703,673
Cigna Corp.	28,024	5,322,324
CVS Health Corp.	96,901	6,348,953
DaVita, Inc. (a)	11,266	579,748
Encompass Health Corp.	7,305	450,718
HCA Healthcare, Inc.	21,058	2,620,668
HealthEquity, Inc. (a)	4,635	276,478
Henry Schein, Inc. (a)	11,970	939,884
Humana, Inc.	10,520	3,013,770
Laboratory Corp. of America Holdings (a)	8,279	1,046,134
McKesson Corp.	14,213	1,570,110
Molina Healthcare, Inc. (a)	4,081	474,294
Quest Diagnostics, Inc.	10,815	900,565
UnitedHealth Group, Inc.	71,974	17,930,163
Universal Health Services, Inc. Class B	494	57,581
WellCare Health Plans, Inc. (a)	4,056	957,581
		51,366,206
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc. (a)	3,517	$ 463,998
Cerner Corp. (a)	23,539	1,234,385
Teladoc Health, Inc. (a) (b)	5,535	274,370
Veeva Systems, Inc. Class A (a)	10,523	939,914
		2,912,667
HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	18,955	549,126
Caesars Entertainment Corp. (a) (b)	41,603	282,484
Chipotle Mexican Grill, Inc. (a)	2,219	958,142
Darden Restaurants, Inc.	9,500	948,670
Domino's Pizza, Inc.	3,429	850,358
Dunkin' Brands Group, Inc.	6,976	447,301
Hilton Worldwide Holdings, Inc.	23,342	1,675,956
Las Vegas Sands Corp.	28,396	1,478,012
Marriott International, Inc. Class A	23,992	2,604,571
McDonald's Corp.	57,603	10,228,565
MGM Resorts International	40,221	975,761
Norwegian Cruise Line Holdings, Ltd. (a)	15,565	659,800
Royal Caribbean Cruises, Ltd.	13,126	1,283,592
Six Flags Entertainment Corp. (b)	5,940	330,442
Starbucks Corp.	100,308	6,459,835
Vail Resorts, Inc.	3,605	760,006
Wyndham Hotels & Resorts, Inc.	8,056	365,501
Wynn Resorts, Ltd.	7,200	712,152
Yum China Holdings, Inc.	28,666	961,171
Yum! Brands, Inc.	23,515	2,161,499
		34,692,944
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	27,047	937,449
Leggett & Platt, Inc.	10,778	386,284
Lennar Corp. Class A	23,533	921,317
Lennar Corp. Class B	1,382	43,298
Mohawk Industries, Inc. (a)	4,890	571,934
Newell Brands, Inc. (b)	37,603	699,040
NVR, Inc. (a)	241	587,315
PulteGroup, Inc.	20,382	529,728
Toll Brothers, Inc.	10,985	361,736
Whirlpool Corp.	5,538	591,846
		5,629,947
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	18,796	1,236,025
Clorox Co.	9,759	1,504,252
Colgate-Palmolive Co.	68,095	4,053,014
Kimberly-Clark Corp.	25,540	2,910,028
Procter & Gamble Co.	189,272	17,397,882
		27,101,201
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	53,338	771,267
NRG Energy, Inc.	21,261	841,936

See accompanying notes to financial statements.
12

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vistra Energy Corp. (a)	31,947	$ 731,267
		2,344,470
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	45,754	8,717,967
Carlisle Cos., Inc.	4,895	492,045
General Electric Co.	541,393	4,098,345
Honeywell International, Inc.	58,539	7,734,173
Roper Technologies, Inc.	7,919	2,110,572
		23,153,102
INSURANCE — 2.0%
Aflac, Inc.	57,685	2,628,128
Alleghany Corp.	1,332	830,262
Allstate Corp.	25,692	2,122,930
American Financial Group, Inc.	5,925	536,390
American International Group, Inc.	66,131	2,606,223
Arthur J Gallagher & Co.	13,971	1,029,663
Assurant, Inc.	3,639	325,472
Brighthouse Financial, Inc. (a)	9,204	280,538
Brown & Brown, Inc.	18,399	507,076
Cincinnati Financial Corp.	11,903	921,530
Fidelity National Financial, Inc.	20,461	643,294
First American Financial Corp.	8,333	371,985
Hartford Financial Services Group, Inc.	28,909	1,285,005
Lincoln National Corp.	17,191	882,070
Loews Corp.	22,091	1,005,582
Markel Corp. (a)	1,129	1,171,959
Marsh & McLennan Cos., Inc.	37,679	3,004,900
MetLife, Inc.	62,444	2,563,951
Old Republic International Corp.	21,095	433,924
Principal Financial Group, Inc.	21,699	958,445
Progressive Corp.	45,076	2,719,435
Prudential Financial, Inc.	29,993	2,445,929
Reinsurance Group of America, Inc.	4,928	691,054
Torchmark Corp.	8,669	646,101
Travelers Cos., Inc.	19,856	2,377,756
Unum Group	17,912	526,255
WR Berkley Corp.	7,319	540,947
		34,056,804
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A (a)	24,577	25,681,982
Facebook, Inc. Class (a)	192,069	25,178,325
IAC/InterActiveCorp (a)	6,195	1,133,933
TripAdvisor, Inc. (a)	8,261	445,598
Twitter, Inc. (a)	55,073	1,582,798
Zillow Group, Inc. Class A (a) (b)	3,800	119,434
		54,142,070
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	34,884	52,394,721
Booking Holdings, Inc. (a)	3,962	6,824,228
eBay, Inc. (a)	75,643	2,123,299
Etsy, Inc. (a)	10,270	488,544
Expedia Group, Inc.	9,507	1,070,964
Security Description	Shares	Value
GrubHub, Inc. (a) (b)	7,405	$ 568,778
MercadoLibre, Inc.	3,639	1,065,681
Qurate Retail, Inc. (a)	31,883	622,356
Wayfair, Inc. Class A (a) (b)	4,835	435,537
		65,594,108
IT SERVICES — 5.0%
Akamai Technologies, Inc. (a)	13,860	846,569
Alliance Data Systems Corp.	4,223	633,788
Amdocs, Ltd.	11,427	669,394
Automatic Data Processing, Inc.	34,948	4,582,382
Black Knight, Inc. (a)	10,558	475,743
Booz Allen Hamilton Holding Corp.	11,592	522,451
Broadridge Financial Solutions, Inc.	9,104	876,260
Cognizant Technology Solutions Corp. Class A	46,376	2,943,948
DXC Technology Co.	21,969	1,168,092
EPAM Systems, Inc. (a)	3,739	433,761
Euronet Worldwide, Inc. (a)	2,881	294,957
Fidelity National Information Services, Inc.	26,173	2,684,041
First Data Corp. Class A (a)	40,625	686,969
Fiserv, Inc. (a)	32,892	2,417,233
FleetCor Technologies, Inc. (a)	7,258	1,347,956
Gartner, Inc. (a)	7,230	924,283
Global Payments, Inc.	12,540	1,293,250
GoDaddy, Inc. Class A (a)	13,285	871,762
International Business Machines Corp.	72,265	8,214,363
Jack Henry & Associates, Inc.	5,980	756,590
Leidos Holdings, Inc.	11,103	585,350
Mastercard, Inc. Class A	77,220	14,567,553
Okta, Inc. (a)	7,916	505,041
Paychex, Inc.	25,861	1,684,844
PayPal Holdings, Inc. (a)	98,153	8,253,686
Sabre Corp.	19,158	414,579
Square, Inc. Class A (a)	27,205	1,525,928
Total System Services, Inc.	14,769	1,200,572
Twilio, Inc. Class A (a) (b)	5,835	521,066
VeriSign, Inc. (a)	9,756	1,446,717
Visa, Inc. Class A (b)	146,676	19,352,431
Western Union Co.	36,363	620,353
WEX, Inc. (a)	3,490	488,809
Worldpay, Inc. Class A (a)	23,967	1,831,798
		85,642,519
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	6,551	304,294
Hasbro, Inc.	9,500	771,875
Mattel, Inc. (a) (b)	28,912	288,831
Polaris Industries, Inc.	4,821	369,674
		1,734,674
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	25,419	1,714,766

See accompanying notes to financial statements.
13

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	138	$ 32,047
Bio-Techne Corp.	2,768	400,585
Charles River Laboratories International, Inc. (a)	3,445	389,905
Illumina, Inc. (a)	12,927	3,877,195
IQVIA Holdings, Inc. (a)	13,313	1,546,571
Mettler-Toledo International, Inc. (a)	2,054	1,161,701
PerkinElmer, Inc.	8,457	664,297
PRA Health Sciences, Inc. (a)	4,435	407,843
Thermo Fisher Scientific, Inc.	31,653	7,083,625
Waters Corp. (a)	5,965	1,125,297
		18,403,832
MACHINERY — 1.8%
AGCO Corp.	5,631	313,478
Allison Transmission Holdings, Inc.	10,594	465,183
Caterpillar, Inc.	46,978	5,969,495
Crane Co.	3,602	259,992
Cummins, Inc.	11,455	1,530,846
Deere & Co.	24,007	3,581,124
Donaldson Co., Inc.	9,883	428,823
Dover Corp.	11,868	842,035
Flowserve Corp.	11,043	419,855
Fortive Corp.	23,711	1,604,286
Gardner Denver Holdings, Inc. (a)	7,146	146,136
Graco, Inc.	14,796	619,213
IDEX Corp.	5,951	751,373
Illinois Tool Works, Inc.	26,564	3,365,393
Lincoln Electric Holdings, Inc.	4,674	368,545
Middleby Corp. (a) (b)	4,633	475,948
Nordson Corp.	3,901	465,584
Oshkosh Corp.	5,951	364,856
PACCAR, Inc.	26,860	1,534,780
Parker-Hannifin Corp.	10,237	1,526,746
Snap-on, Inc.	4,613	670,223
Stanley Black & Decker, Inc.	12,247	1,466,456
Toro Co.	8,299	463,748
Trinity Industries, Inc.	9,170	188,810
WABCO Holdings, Inc. (a)	4,406	472,940
Wabtec Corp. (b)	7,207	506,292
Woodward, Inc.	4,513	335,271
Xylem, Inc.	14,310	954,763
		30,092,194
MEDIA — 0.5%
CBS Corp. Class B	911	39,829
Charter Communications, Inc. Class A (a)	13,285	3,785,827
Comcast Corp. Class A	21,424	729,487
Discovery, Inc. Class A (a)	10,142	250,913
DISH Network Corp. Class A (a)	16,401	409,533
GCI Liberty, Inc. Class A (a) (b)	6,889	283,551
Interpublic Group of Cos., Inc.	31,080	641,180
Liberty Broadband Corp. Class A (a)	2,336	167,748
Liberty Media Corp.-Liberty SiriusXM Class A (a)	8,128	299,110
Security Description	Shares	Value
News Corp. Class B	8,531	$ 98,533
Omnicom Group, Inc.	16,599	1,215,711
Sirius XM Holdings, Inc. (b)	110,908	633,285
		8,554,707
METALS & MINING — 0.4%
Alcoa Corp. (a)	13,936	370,419
Freeport-McMoRan, Inc.	112,504	1,159,916
Newmont Mining Corp.	42,247	1,463,858
Nucor Corp.	24,306	1,259,294
Reliance Steel & Aluminum Co.	6,054	430,863
Royal Gold, Inc.	4,926	421,912
Steel Dynamics, Inc.	17,116	514,165
United States Steel Corp.	13,319	242,939
		5,863,366
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	38,777	680,148
Annaly Capital Management, Inc. REIT	92,666	909,980
New Residential Investment Corp. REIT	24,879	353,531
Starwood Property Trust, Inc. REIT	20,059	395,363
		2,339,022
MULTI-UTILITIES — 1.0%
Ameren Corp.	18,752	1,223,193
CenterPoint Energy, Inc.	35,495	1,002,024
CMS Energy Corp.	21,755	1,080,136
Consolidated Edison, Inc.	23,993	1,834,505
Dominion Energy, Inc.	47,262	3,377,342
DTE Energy Co.	12,597	1,389,449
MDU Resources Group, Inc.	14,899	355,192
NiSource, Inc.	25,762	653,067
Public Service Enterprise Group, Inc.	35,442	1,844,756
SCANA Corp.	11,305	540,153
Sempra Energy (b)	20,522	2,220,275
Vectren Corp.	6,253	450,091
WEC Energy Group, Inc.	24,041	1,665,080
		17,635,263
MULTILINE RETAIL — 0.5%
Dollar General Corp.	20,057	2,167,760
Dollar Tree, Inc. (a)	16,233	1,466,165
Kohl's Corp.	13,735	911,180
Macy's, Inc.	24,687	735,179
Nordstrom, Inc. (b)	8,080	376,609
Ollie's Bargain Outlet Holdings, Inc. (a)	3,881	258,125
Target Corp.	39,816	2,631,439
		8,546,457
OIL, GAS & CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp.	38,260	1,677,318
Antero Resources Corp. (a)	18,296	171,799
Apache Corp.	30,470	799,837
Cabot Oil & Gas Corp.	28,538	637,824

See accompanying notes to financial statements.
14

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Centennial Resource Development, Inc. Class A (a) (b)	11,497	$ 126,697
Cheniere Energy, Inc. (a)	27,997	1,657,142
Chevron Corp.	142,491	15,501,596
Cimarex Energy Co.	7,317	451,093
Concho Resources, Inc. (a)	14,671	1,508,032
ConocoPhillips	88,288	5,504,757
Devon Energy Corp.	40,654	916,341
Diamondback Energy, Inc. (b)	12,746	1,181,554
EOG Resources, Inc.	43,947	3,832,618
EQT Corp. (b)	19,705	372,227
Equitrans Midstream Corp. (a)	15,789	316,096
Exxon Mobil Corp.	316,708	21,596,319
Hess Corp.	22,289	902,704
HollyFrontier Corp.	14,124	722,019
Kinder Morgan, Inc.	135,823	2,088,958
Marathon Oil Corp.	68,809	986,721
Marathon Petroleum Corp.	34,165	2,016,077
Murphy Oil Corp.	12,294	287,557
Newfield Exploration Co. (a)	16,165	236,979
Noble Energy, Inc.	38,604	724,211
Occidental Petroleum Corp.	60,698	3,725,643
ONEOK, Inc.	31,842	1,717,876
Parsley Energy, Inc. Class A (a)	19,013	303,828
PBF Energy, Inc. Class A	7,189	234,865
Phillips 66	34,723	2,991,386
Pioneer Natural Resources Co.	12,301	1,617,828
Targa Resources Corp.	17,135	617,203
Valero Energy Corp.	31,980	2,397,541
Williams Cos., Inc.	87,917	1,938,570
WPX Energy, Inc. (a)	33,428	379,408
		80,140,624
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a) (b)	37,378	245,199
Estee Lauder Cos., Inc. Class A	18,020	2,344,402
Herbalife Nutrition, Ltd. (a)	11,944	704,099
		3,293,700
PHARMACEUTICALS — 4.7%
Bristol-Myers Squibb Co.	125,092	6,502,282
Catalent, Inc. (a)	9,960	310,553
Eli Lilly & Co.	67,607	7,823,482
Johnson & Johnson	201,137	25,956,730
Merck & Co., Inc.	200,232	15,299,727
Mylan NV (a)	38,109	1,044,187
Nektar Therapeutics (a)	14,697	483,090
Pfizer, Inc.	432,527	18,879,803
Zoetis, Inc.	37,011	3,165,921
		79,465,775
PROFESSIONAL SERVICES — 0.3%
CoStar Group, Inc. (a)	3,157	1,064,982
Equifax, Inc.	9,483	883,152
ManpowerGroup, Inc.	4,966	321,797
Nielsen Holdings PLC	29,511	688,492
Robert Half International, Inc.	9,607	549,520
Security Description	Shares	Value
TransUnion	14,840	$ 842,912
Verisk Analytics, Inc. (a)	13,015	1,419,156
		5,770,011
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	26,653	1,067,186
Howard Hughes Corp. (a)	3,495	341,182
Jones Lang LaSalle, Inc.	3,566	451,456
		1,859,824
ROAD & RAIL — 1.1%
AMERCO	552	181,117
CSX Corp.	67,101	4,168,985
Genesee & Wyoming, Inc. Class A (a)	5,034	372,617
JB Hunt Transport Services, Inc.	7,246	674,168
Kansas City Southern	8,357	797,676
Knight-Swift Transportation Holdings, Inc. (b)	9,944	249,296
Norfolk Southern Corp.	22,363	3,344,163
Old Dominion Freight Line, Inc.	5,821	718,835
Union Pacific Corp.	58,366	8,067,932
		18,574,789
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a) (b)	83,002	1,532,217
Analog Devices, Inc.	29,790	2,556,876
Applied Materials, Inc.	83,157	2,722,560
Broadcom, Inc.	32,098	8,161,879
Cypress Semiconductor Corp.	26,090	331,865
First Solar, Inc. (a)	5,865	248,999
Integrated Device Technology, Inc. (a)	8,616	417,273
Intel Corp.	362,809	17,026,626
KLA-Tencor Corp.	12,345	1,104,754
Lam Research Corp.	12,667	1,724,865
Maxim Integrated Products, Inc.	21,861	1,111,632
Microchip Technology, Inc. (b)	19,702	1,416,968
Micron Technology, Inc. (a)	90,788	2,880,703
NVIDIA Corp.	46,827	6,251,405
ON Semiconductor Corp. (a)	37,851	624,920
Qorvo, Inc. (a)	9,724	590,539
QUALCOMM, Inc. (b)	118,999	6,772,233
Skyworks Solutions, Inc.	14,342	961,201
Teradyne, Inc.	14,746	462,729
Texas Instruments, Inc.	78,310	7,400,295
Universal Display Corp. (b)	3,549	332,080
Xilinx, Inc.	20,172	1,718,049
		66,350,668
SOFTWARE — 7.1%
Adobe, Inc. (a)	41,376	9,360,906
ANSYS, Inc. (a)	7,265	1,038,459
Aspen Technology, Inc. (a)	5,815	477,877
Autodesk, Inc. (a)	18,529	2,383,015
Cadence Design Systems, Inc. (a)	22,970	998,736

See accompanying notes to financial statements.
15

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CDK Global, Inc.	10,874	$ 520,647
Citrix Systems, Inc.	10,849	1,111,589
DocuSign, Inc. (a) (b)	6,189	248,055
Fair Isaac Corp. (a)	2,054	384,098
Fortinet, Inc. (a)	11,608	817,551
Guidewire Software, Inc. (a)	6,214	498,549
HubSpot, Inc. (a) (b)	2,881	362,228
Intuit, Inc.	20,333	4,002,551
Microsoft Corp.	607,229	61,676,249
Nuance Communications, Inc. (a)	24,948	330,062
Nutanix, Inc. Class A (a)	9,003	374,435
Oracle Corp.	215,964	9,750,775
Palo Alto Networks, Inc. (a)	7,203	1,356,685
Paycom Software, Inc. (a) (b)	3,939	482,331
Proofpoint, Inc. (a)	3,639	304,985
PTC, Inc. (a)	8,803	729,769
RealPage, Inc. (a)	6,089	293,429
Red Hat, Inc. (a)	14,927	2,621,778
RingCentral, Inc. Class A (a)	5,335	439,817
salesforce.com, Inc. (a)	62,221	8,522,410
ServiceNow, Inc. (a)	14,597	2,598,996
Splunk, Inc. (a)	12,773	1,339,249
SS&C Technologies Holdings, Inc.	16,285	734,616
Symantec Corp.	49,793	940,839
Synopsys, Inc. (a)	11,975	1,008,774
Tableau Software, Inc. Class A (a)	5,479	657,480
Tyler Technologies, Inc. (a)	3,039	564,707
Ultimate Software Group, Inc. (a)	2,373	581,076
VMware, Inc. Class A	5,754	789,046
Workday, Inc. Class A (a)	12,313	1,966,140
Zendesk, Inc. (a)	8,316	485,405
		120,753,314
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	6,049	952,475
AutoZone, Inc. (a)	1,965	1,647,338
Best Buy Co., Inc.	19,986	1,058,458
Burlington Stores, Inc. (a)	5,090	827,990
CarMax, Inc. (a) (b)	14,653	919,183
Five Below, Inc. (a)	4,081	417,568
Foot Locker, Inc.	8,838	470,182
Gap, Inc.	18,629	479,883
Home Depot, Inc.	91,030	15,640,775
L Brands, Inc.	18,211	467,476
Lowe's Cos., Inc.	65,861	6,082,922
O'Reilly Automotive, Inc. (a)	5,942	2,046,009
Ross Stores, Inc.	27,905	2,321,696
Tiffany & Co.	10,260	826,033
TJX Cos., Inc.	95,127	4,255,982
Tractor Supply Co.	9,454	788,842
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,496	1,100,801
Williams-Sonoma, Inc. (b)	6,045	304,970
		40,608,583
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	375,640	$ 59,253,454
Dell Technologies, Inc. Class C (a)	9,869	482,304
Hewlett Packard Enterprise Co.	123,393	1,630,022
HP, Inc.	127,442	2,607,463
NetApp, Inc.	21,725	1,296,331
Western Digital Corp.	22,884	846,021
Xerox Corp.	20,525	405,574
		66,521,169
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	2,226	187,184
Hanesbrands, Inc. (b)	26,753	335,215
Lululemon Athletica, Inc. (a)	8,760	1,065,304
NIKE, Inc. Class B	106,584	7,902,138
PVH Corp.	5,963	554,261
Ralph Lauren Corp.	4,341	449,120
Tapestry, Inc.	25,611	864,371
Under Armour, Inc. Class A (a)	13,356	236,000
VF Corp.	31,015	2,212,610
		13,806,203
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc. (b)	38,412	361,457
TOBACCO — 0.8%
Altria Group, Inc.	133,401	6,588,675
Philip Morris International, Inc.	111,964	7,474,717
		14,063,392
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	22,776	1,190,957
HD Supply Holdings, Inc. (a)	15,262	572,630
United Rentals, Inc. (a)	6,822	699,460
W.W. Grainger, Inc.	3,936	1,111,369
Watsco, Inc.	2,372	330,040
		3,904,456
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	13,385	1,214,957
Aqua America, Inc.	13,381	457,496
		1,672,453
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	24,105	1,533,319
TOTAL COMMON STOCKS (Cost $1,862,740,802)		1,691,892,726
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	3,704,237	3,704,237

See accompanying notes to financial statements.
16

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,129,946	$ 1,129,946
TOTAL SHORT-TERM INVESTMENTS (Cost $4,834,183)		4,834,183
TOTAL INVESTMENTS — 99.9% (Cost $1,867,574,985)		1,696,726,909
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,048,134
NET ASSETS — 100.0%		$ 1,697,775,043
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	28	03/15/2019	$3,672,456	$3,507,280	$(165,176)
E-Mini Russell 1000 Index Futures (long)	4	03/15/2019	293,683	276,940	$ (16,743)
Total unrealized depreciation on open futures contracts purchased					$(181,919)
During the period ended December 31, 2018, average notional value related to futures contracts was $3,065,174 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,691,892,726	$—	$—	$1,691,892,726
Short-Term Investments	4,834,183	—	—	4,834,183
TOTAL INVESTMENTS	$1,696,726,909	$—	$—	$1,696,726,909
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(181,919)	—	—	(181,919)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (181,919)	$—	$—	$ (181,919)

See accompanying notes to financial statements.
17

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	21,076	$1,961,965	$ 883,283	$ 253,075	$(1,571)	$(758,986)	29,041	$1,831,616	$25,258	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,179,012	1,179,012	40,535,960	38,010,735	—	—	3,704,237	3,704,237	31,087	—
State Street Navigator Securities Lending Government Money Market Portfolio	2,118,347	2,118,347	11,769,437	12,757,838	—	—	1,129,946	1,129,946	11,736	—
Total		$5,259,324	$53,188,680	$51,021,648	$(1,571)	$(758,986)		$6,665,799	$68,081	$—
See accompanying notes to financial statements.
18

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	16,178	$ 604,086
Aerojet Rocketdyne Holdings, Inc. (a)	34,442	1,213,392
Aerovironment, Inc. (a)	10,705	727,405
Axon Enterprise, Inc. (a)	28,874	1,263,237
Cubic Corp.	12,716	683,358
Curtiss-Wright Corp.	21,757	2,221,825
Engility Holdings, Inc. (a)	9,121	259,584
Esterline Technologies Corp. (a)	12,907	1,567,555
Mercury Systems, Inc. (a)	24,164	1,142,716
Moog, Inc. Class A	16,230	1,257,500
National Presto Industries, Inc.	2,365	276,516
Teledyne Technologies, Inc. (a)	17,465	3,616,478
Triumph Group, Inc. (b)	24,051	276,586
		15,110,238
AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	12,691	535,434
Echo Global Logistics, Inc. (a)	13,555	275,573
Forward Air Corp.	13,607	746,344
Hub Group, Inc. Class A (a)	16,946	628,188
		2,185,539
AIRLINES — 0.5%
Allegiant Travel Co.	6,367	638,101
Hawaiian Holdings, Inc.	23,546	621,850
JetBlue Airways Corp. (a)	148,596	2,386,452
SkyWest, Inc.	26,063	1,159,021
		4,805,424
AUTO COMPONENTS — 1.2%
Adient PLC (b)	42,960	646,978
American Axle & Manufacturing Holdings, Inc. (a)	50,732	563,125
Cooper Tire & Rubber Co. (b)	24,866	803,918
Cooper-Standard Holdings, Inc. (a)	8,215	510,316
Dana, Inc.	69,207	943,291
Delphi Technologies PLC	44,651	639,402
Dorman Products, Inc. (a)	14,435	1,299,439
Fox Factory Holding Corp. (a)	17,842	1,050,359
Garrett Motion, Inc. (a) (b)	36,753	453,532
Gentex Corp.	127,831	2,583,464
Gentherm, Inc. (a)	16,682	666,946
LCI Industries	12,590	841,012
Motorcar Parts of America, Inc. (a) (b)	9,432	156,948
Standard Motor Products, Inc.	10,235	495,681
Superior Industries International, Inc.	11,549	55,551
Visteon Corp. (a) (b)	13,900	837,892
		12,547,854
AUTOMOBILES — 0.2%
Thor Industries, Inc.	24,079	1,252,108
Security Description	Shares	Value
Winnebago Industries, Inc.	14,520	$ 351,529
		1,603,637
BANKS — 8.0%
Ameris Bancorp	19,347	612,720
Associated Banc-Corp.	80,395	1,591,017
Banc of California, Inc.	21,337	283,995
BancorpSouth Bank	42,156	1,101,958
Bank of Hawaii Corp.	20,569	1,384,705
Bank OZK	59,806	1,365,371
Banner Corp.	14,629	782,359
Berkshire Hills Bancorp, Inc.	18,803	507,117
Boston Private Financial Holdings, Inc.	42,169	445,726
Brookline Bancorp, Inc.	41,134	568,472
Cathay General Bancorp	38,264	1,282,992
Central Pacific Financial Corp.	14,928	363,497
Chemical Financial Corp.	35,679	1,306,208
City Holding Co.	7,644	516,658
Columbia Banking System, Inc.	36,655	1,330,210
Commerce Bancshares, Inc.	48,615	2,740,428
Community Bank System, Inc.	25,569	1,490,673
Cullen/Frost Bankers, Inc.	31,627	2,781,278
Customers Bancorp, Inc. (a)	14,912	271,398
CVB Financial Corp.	51,369	1,039,195
Eagle Bancorp, Inc. (a)	15,360	748,186
East West Bancorp, Inc.	71,797	3,125,323
Fidelity Southern Corp.	10,823	281,614
First BanCorp	107,561	925,025
First Commonwealth Financial Corp.	49,731	600,750
First Financial Bancorp	48,850	1,158,722
First Financial Bankshares, Inc. (b)	33,719	1,945,249
First Horizon National Corp.	160,941	2,117,984
First Midwest Bancorp, Inc.	51,628	1,022,751
FNB Corp.	161,697	1,591,098
Franklin Financial Network, Inc. (a)	5,788	152,630
Fulton Financial Corp.	87,786	1,358,927
Glacier Bancorp, Inc.	41,491	1,643,873
Great Western Bancorp, Inc.	27,656	864,250
Green Bancorp, Inc.	13,617	233,395
Hancock Whitney Corp.	42,488	1,472,209
Hanmi Financial Corp.	16,122	317,603
Heritage Financial Corp.	15,234	452,754
Home BancShares, Inc.	79,594	1,300,566
Hope Bancorp, Inc.	61,117	724,848
Independent Bank Corp. (Massachusetts)	13,877	975,692
International Bancshares Corp.	27,253	937,503
LegacyTexas Financial Group, Inc.	21,478	689,229
MB Financial, Inc.	41,957	1,662,756
National Bank Holdings Corp. Class A	13,354	412,238
NBT Bancorp, Inc.	21,955	759,423
OFG Bancorp	21,921	360,820
Old National Bancorp	75,383	1,160,898

See accompanying notes to financial statements.
19

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Opus Bank	9,246	$ 181,129
Pacific Premier Bancorp, Inc. (a)	20,048	511,625
PacWest Bancorp	60,560	2,015,437
Pinnacle Financial Partners, Inc.	36,258	1,671,494
Preferred Bank	6,841	296,557
Prosperity Bancshares, Inc.	32,284	2,011,293
S&T Bancorp, Inc.	17,627	667,006
Seacoast Banking Corp. of Florida (a)	23,887	621,540
ServisFirst Bancshares, Inc. (b)	22,596	720,135
Signature Bank	26,004	2,673,471
Simmons First National Corp. Class A	45,706	1,102,886
Southside Bancshares, Inc.	14,323	454,755
Sterling Bancorp	111,648	1,843,308
Synovus Financial Corp.	80,826	2,585,624
TCF Financial Corp.	82,194	1,601,961
Texas Capital Bancshares, Inc. (a)	24,976	1,276,024
Tompkins Financial Corp.	6,055	454,186
Triumph Bancorp, Inc. (a)	10,544	313,157
Trustmark Corp.	32,212	915,787
UMB Financial Corp.	22,212	1,354,266
Umpqua Holdings Corp.	109,005	1,733,180
United Bankshares, Inc.	51,458	1,600,858
United Community Banks, Inc.	37,582	806,510
Valley National Bancorp	164,170	1,457,830
Veritex Holdings, Inc. (a) (b)	12,011	256,795
Webster Financial Corp.	45,712	2,253,144
Westamerica Bancorporation	13,227	736,479
Wintrust Financial Corp.	28,018	1,862,917
		84,741,647
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	4,308	1,037,539
Coca-Cola Bottling Co. Consolidated	2,293	406,732
MGP Ingredients, Inc. (b)	6,383	364,150
		1,808,421
BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	19,509	303,950
AMAG Pharmaceuticals, Inc. (a) (b)	17,386	264,093
Cytokinetics, Inc. (a)	25,006	158,038
Eagle Pharmaceuticals, Inc. (a) (b)	4,593	185,052
Emergent BioSolutions, Inc. (a)	21,829	1,294,023
Enanta Pharmaceuticals, Inc. (a)	7,434	526,550
Exelixis, Inc. (a)	147,520	2,901,719
Ligand Pharmaceuticals, Inc. (a) (b)	10,453	1,418,472
Momenta Pharmaceuticals, Inc. (a)	39,352	434,446
Myriad Genetics, Inc. (a) (b)	35,305	1,026,316
Progenics Pharmaceuticals, Inc. (a)	39,288	165,010
REGENXBIO, Inc. (a)	13,964	585,790
Repligen Corp. (a) (b)	19,107	1,007,703
Security Description	Shares	Value
Spectrum Pharmaceuticals, Inc. (a) (b)	46,796	$ 409,465
United Therapeutics Corp. (a)	21,565	2,348,429
Vanda Pharmaceuticals, Inc. (a)	25,940	677,812
		13,706,868
BUILDING PRODUCTS — 1.2%
AAON, Inc. (b)	20,146	706,319
American Woodmark Corp. (a)	7,387	411,308
Apogee Enterprises, Inc.	14,219	424,437
Gibraltar Industries, Inc. (a)	15,967	568,266
Griffon Corp.	17,863	186,668
Insteel Industries, Inc.	8,915	216,456
Lennox International, Inc.	17,767	3,888,486
Patrick Industries, Inc. (a)	11,989	354,994
PGT Innovations, Inc. (a)	25,861	409,897
Quanex Building Products Corp.	17,719	240,801
Resideo Technologies, Inc. (a)	61,219	1,258,050
Simpson Manufacturing Co., Inc.	20,784	1,125,038
Trex Co., Inc. (a)	29,093	1,726,961
Universal Forest Products, Inc.	30,934	803,047
		12,320,728
CAPITAL MARKETS — 2.4%
Blucora, Inc. (a)	23,508	626,253
Donnelley Financial Solutions, Inc. (a)	17,778	249,425
Eaton Vance Corp.	56,648	1,992,877
Evercore, Inc. Class A	20,271	1,450,593
FactSet Research Systems, Inc.	18,589	3,720,217
Federated Investors, Inc. Class B	47,717	1,266,886
Greenhill & Co., Inc. (b)	9,486	231,458
Interactive Brokers Group, Inc. Class A	36,293	1,983,413
INTL. FCStone, Inc. (a)	7,805	285,507
Investment Technology Group, Inc.	16,379	495,301
Janus Henderson Group PLC	80,896	1,676,165
Legg Mason, Inc.	42,726	1,089,940
MarketAxess Holdings, Inc.	18,284	3,863,592
Piper Jaffray Cos.	7,279	479,249
SEI Investments Co.	63,747	2,945,111
Stifel Financial Corp.	35,563	1,473,020
Virtus Investment Partners, Inc.	3,677	292,064
Waddell & Reed Financial, Inc. Class A (b)	39,422	712,750
WisdomTree Investments, Inc.	57,889	384,962
		25,218,783
CHEMICALS — 2.7%
AdvanSix, Inc. (a)	15,291	372,183
American Vanguard Corp.	13,083	198,731
Ashland Global Holdings, Inc.	30,769	2,183,368
Balchem Corp.	16,082	1,260,025
Cabot Corp.	30,137	1,294,083
Chemours Co.	83,279	2,350,133
FutureFuel Corp.	12,537	198,837
Hawkins, Inc.	4,614	188,943

See accompanying notes to financial statements.
20

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HB Fuller Co.	25,302	$ 1,079,636
Ingevity Corp. (a)	20,365	1,704,347
Innophos Holdings, Inc.	9,961	244,343
Innospec, Inc.	12,266	757,548
Koppers Holdings, Inc. (a)	10,584	180,351
Kraton Corp. (a)	16,037	350,248
LSB Industries, Inc. (a)	6,751	37,266
Minerals Technologies, Inc.	17,770	912,312
NewMarket Corp. (b)	4,415	1,819,377
Olin Corp.	79,671	1,602,184
PolyOne Corp.	39,116	1,118,718
Quaker Chemical Corp.	6,606	1,173,952
Rayonier Advanced Materials, Inc. (b)	26,060	277,539
RPM International, Inc.	64,892	3,814,352
Scotts Miracle-Gro Co. (b)	19,526	1,200,068
Sensient Technologies Corp.	21,046	1,175,419
Stepan Co.	10,002	740,148
Tredegar Corp.	12,896	204,531
Valvoline, Inc.	91,381	1,768,222
		28,206,864
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	32,983	1,059,084
Brady Corp. Class A	24,282	1,055,296
Brink's Co.	24,560	1,587,804
Clean Harbors, Inc. (a)	24,809	1,224,324
Deluxe Corp.	22,344	858,903
Essendant, Inc.	15,425	194,046
Healthcare Services Group, Inc. (b)	36,832	1,479,910
Herman Miller, Inc.	30,008	907,742
HNI Corp.	22,004	779,602
Interface, Inc.	30,143	429,538
LSC Communications, Inc.	15,507	108,549
Matthews International Corp. Class A	16,194	657,800
Mobile Mini, Inc.	22,324	708,787
MSA Safety, Inc.	17,170	1,618,616
Multi-Color Corp.	6,879	241,384
Pitney Bowes, Inc.	93,688	553,696
RR Donnelley & Sons Co.	29,656	117,438
Stericycle, Inc. (a)	41,936	1,538,632
Team, Inc. (a) (b)	14,916	218,519
Tetra Tech, Inc.	27,422	1,419,637
UniFirst Corp.	7,716	1,103,928
US Ecology, Inc.	11,146	701,975
Viad Corp.	10,230	512,421
		19,077,631
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	23,972	257,459
Applied Optoelectronics, Inc. (a) (b)	9,610	148,282
ARRIS International PLC (a)	79,668	2,435,451
CalAmp Corp. (a)	17,646	229,575
Ciena Corp. (a)	69,059	2,341,791
Security Description	Shares	Value
Comtech Telecommunications Corp.	11,686	$ 284,437
Digi International, Inc. (a)	13,293	134,126
Extreme Networks, Inc. (a)	52,722	321,604
Finisar Corp. (a)	57,572	1,243,555
Harmonic, Inc. (a)	41,180	194,370
InterDigital, Inc.	16,423	1,090,980
Lumentum Holdings, Inc. (a) (b)	36,843	1,547,774
NETGEAR, Inc. (a)	15,879	826,184
NetScout Systems, Inc. (a)	33,515	791,960
Plantronics, Inc.	16,586	548,997
ViaSat, Inc. (a) (b)	27,421	1,616,468
Viavi Solutions, Inc. (a)	113,758	1,143,268
		15,156,281
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	76,087	2,016,305
Aegion Corp. (a)	16,337	266,620
Arcosa, Inc. (a)	24,256	671,649
Comfort Systems USA, Inc.	18,567	811,007
Dycom Industries, Inc. (a)	15,580	841,943
EMCOR Group, Inc.	28,638	1,709,402
Granite Construction, Inc.	22,915	923,016
KBR, Inc.	70,634	1,072,224
MasTec, Inc. (a) (b)	30,799	1,249,207
MYR Group, Inc. (a)	8,168	230,093
Orion Group Holdings, Inc. (a)	14,144	60,678
Valmont Industries, Inc.	10,690	1,186,055
		11,038,199
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	23,439	1,430,482
US Concrete, Inc. (a) (b)	7,495	264,424
		1,694,906
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	12,092	284,162
Enova International, Inc. (a)	17,215	335,004
EZCORP, Inc. Class A (a) (b)	25,475	196,922
FirstCash, Inc.	21,891	1,583,814
Green Dot Corp. Class A (a)	22,891	1,820,292
Navient Corp.	110,543	973,884
PRA Group, Inc. (a)	22,795	555,514
SLM Corp. (a)	216,572	1,799,713
World Acceptance Corp. (a)	3,007	307,496
		7,856,801
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	30,806	2,897,920
Bemis Co., Inc.	45,060	2,068,254
Greif, Inc. Class A	13,111	486,549
Myers Industries, Inc.	14,342	216,708
Owens-Illinois, Inc. (a)	78,840	1,359,202
Silgan Holdings, Inc.	37,421	883,884
Sonoco Products Co.	49,490	2,629,404
		10,541,921

See accompanying notes to financial statements.
21

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	22,988	$ 534,471
Pool Corp.	19,652	2,921,270
		3,455,741
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	29,440	1,393,101
American Public Education, Inc. (a)	8,216	233,827
Career Education Corp. (a)	33,193	379,064
Graham Holdings Co. Class B	2,150	1,377,247
Regis Corp. (a)	17,244	292,286
Service Corp. International	89,334	3,596,587
Sotheby's (a) (b)	16,938	673,116
Strategic Education, Inc.	10,438	1,183,878
Weight Watchers International, Inc. (a)	18,287	704,964
		9,834,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	5,275	377,321
Cincinnati Bell, Inc. (a)	26,066	202,793
Cogent Communications Holdings, Inc.	20,763	938,695
Consolidated Communications Holdings, Inc. (b)	32,551	321,604
Frontier Communications Corp. (b)	52,425	124,772
Iridium Communications, Inc. (a) (b)	47,058	868,220
Vonage Holdings Corp. (a)	107,638	939,680
		3,773,085
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	25,150	1,916,933
El Paso Electric Co.	20,412	1,023,253
Hawaiian Electric Industries, Inc.	54,100	1,981,142
IDACORP, Inc.	24,994	2,325,942
OGE Energy Corp.	97,744	3,830,587
PNM Resources, Inc.	39,087	1,606,085
		12,683,942
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	19,936	2,291,643
AZZ, Inc.	13,078	527,828
Encore Wire Corp.	10,480	525,886
EnerSys	20,725	1,608,467
Hubbell, Inc.	27,082	2,690,326
nVent Electric PLC	81,056	1,820,518
Powell Industries, Inc.	4,579	114,521
Regal Beloit Corp.	21,560	1,510,278
Vicor Corp. (a)	8,187	309,387
		11,398,854
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Anixter International, Inc. (a)	14,554	790,428
Arrow Electronics, Inc. (a)	43,060	2,968,987
Security Description	Shares	Value
Avnet, Inc.	54,049	$ 1,951,169
Badger Meter, Inc.	14,656	721,222
Bel Fuse, Inc. Class B	4,872	89,742
Belden, Inc. (b)	20,342	849,685
Benchmark Electronics, Inc.	21,059	446,030
Cognex Corp.	85,131	3,292,016
Coherent, Inc. (a) (b)	12,178	1,287,336
Control4 Corp. (a)	10,496	184,730
CTS Corp.	16,382	424,130
Daktronics, Inc.	19,555	144,707
Electro Scientific Industries, Inc. (a)	17,211	515,642
ePlus, Inc. (a)	6,814	484,952
Fabrinet (a)	17,839	915,319
FARO Technologies, Inc. (a)	8,484	344,790
II-VI, Inc. (a)	27,984	908,361
Insight Enterprises, Inc. (a)	17,779	724,494
Itron, Inc. (a)	16,569	783,548
Jabil, Inc.	69,786	1,729,995
KEMET Corp.	25,432	446,077
Knowles Corp. (a)	44,975	598,617
Littelfuse, Inc.	12,275	2,104,917
Methode Electronics, Inc.	18,413	428,839
MTS Systems Corp.	8,996	361,009
National Instruments Corp.	54,406	2,468,944
OSI Systems, Inc. (a)	8,150	597,395
Park Electrochemical Corp.	9,471	171,141
Plexus Corp. (a)	15,927	813,551
Rogers Corp. (a)	9,176	908,975
Sanmina Corp. (a)	34,111	820,711
ScanSource, Inc. (a)	13,030	447,971
SYNNEX Corp.	20,580	1,663,687
Tech Data Corp. (a)	18,155	1,485,260
Trimble, Inc. (a)	123,788	4,073,863
TTM Technologies, Inc. (a)	46,383	451,307
Vishay Intertechnology, Inc.	64,659	1,164,509
Zebra Technologies Corp. Class A (a)	26,471	4,214,977
		42,779,033
ENERGY EQUIPMENT & SERVICES — 1.3%
Apergy Corp. (a)	38,594	1,045,126
Archrock, Inc.	64,644	484,184
Bristow Group, Inc. (a) (b)	16,501	40,097
C&J Energy Services, Inc. (a)	32,132	433,782
CARBO Ceramics, Inc. (a) (b)	10,685	37,184
Core Laboratories NV	21,870	1,304,764
Diamond Offshore Drilling, Inc. (a) (b)	32,131	303,317
Dril-Quip, Inc. (a)	16,860	506,306
Ensco PLC Class A (b)	218,862	779,149
Era Group, Inc. (a)	10,101	88,283
Exterran Corp. (a)	15,931	281,979
Geospace Technologies Corp. (a)	6,582	67,860
Gulf Island Fabrication, Inc.	6,678	48,215
Helix Energy Solutions Group, Inc. (a)	67,936	367,534

See accompanying notes to financial statements.
22

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
KLX Energy Services Holdings, Inc. (a)	10,140	$ 237,783
Matrix Service Co. (a)	13,194	236,700
McDermott International, Inc. (a) (b)	90,234	590,130
Nabors Industries, Ltd. (b)	161,135	322,270
Newpark Resources, Inc. (a)	44,435	305,269
Noble Corp. PLC (a)	119,007	311,798
Oceaneering International, Inc. (a)	48,970	592,537
Oil States International, Inc. (a)	30,198	431,227
Patterson-UTI Energy, Inc.	108,920	1,127,322
Pioneer Energy Services Corp. (a)	38,892	47,837
ProPetro Holding Corp. (a)	36,406	448,522
Rowan Cos. PLC Class A (a) (b)	58,083	487,316
SEACOR Holdings, Inc. (a)	8,502	314,574
Superior Energy Services, Inc. (a)	74,729	250,342
TETRA Technologies, Inc. (a)	59,242	99,527
Transocean, Ltd. (a) (b)	249,730	1,733,126
Unit Corp. (a)	26,904	384,189
US Silica Holdings, Inc. (b)	39,423	401,326
		14,109,575
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc.	52,842	1,891,744
Live Nation Entertainment, Inc. (a)	68,003	3,349,148
Marcus Corp.	9,809	387,455
World Wrestling Entertainment, Inc. Class A (b)	21,547	1,609,992
		7,238,339
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Acadia Realty Trust REIT	39,890	947,786
Agree Realty Corp. REIT	15,809	934,628
Alexander & Baldwin, Inc.	31,779	584,098
American Assets Trust, Inc. REIT	18,693	750,898
American Campus Communities, Inc. REIT	67,844	2,808,063
Armada Hoffler Properties, Inc. REIT	23,083	324,547
Camden Property Trust REIT	45,976	4,048,187
CareTrust REIT, Inc.	39,188	723,410
CBL & Associates Properties, Inc. REIT (b)	85,911	164,949
Cedar Realty Trust, Inc. REIT	39,865	125,176
Chatham Lodging Trust REIT	22,935	405,491
Chesapeake Lodging Trust REIT	30,099	732,911
Community Healthcare Trust, Inc. REIT	8,732	251,744
CoreCivic, Inc. REIT	59,307	1,057,444
CoreSite Realty Corp. REIT	17,528	1,528,967
Corporate Office Properties Trust REIT	51,637	1,085,926
Cousins Properties, Inc. REIT	206,456	1,631,002
CyrusOne, Inc. REIT	51,562	2,726,599
DiamondRock Hospitality Co. REIT	100,910	916,263
Douglas Emmett, Inc. REIT	79,295	2,706,338
Security Description	Shares	Value
Easterly Government Properties, Inc. REIT	29,813	$ 467,468
EastGroup Properties, Inc. REIT	17,577	1,612,338
EPR Properties REIT	36,809	2,356,880
First Industrial Realty Trust, Inc. REIT	62,353	1,799,508
Four Corners Property Trust, Inc. REIT	31,284	819,641
Franklin Street Properties Corp. REIT	53,689	334,482
GEO Group, Inc. REIT	60,315	1,188,205
Getty Realty Corp. REIT	16,327	480,177
Global Net Lease, Inc. REIT (b)	34,514	608,137
Government Properties Income Trust REIT (b)	94,434	648,762
Healthcare Realty Trust, Inc. REIT	61,515	1,749,487
Hersha Hospitality Trust REIT	18,880	331,155
Highwoods Properties, Inc. REIT	51,219	1,981,663
Hospitality Properties Trust REIT	80,844	1,930,555
Independence Realty Trust, Inc. REIT	45,210	415,028
iStar, Inc. REIT (b)	33,894	310,808
JBG SMITH Properties REIT	53,660	1,867,905
Kilroy Realty Corp. REIT	49,672	3,123,375
Kite Realty Group Trust REIT	41,915	590,582
Lamar Advertising Co. Class A REIT	41,663	2,882,246
Lexington Realty Trust REIT	104,033	854,111
Liberty Property Trust REIT	73,154	3,063,689
Life Storage, Inc. REIT	23,008	2,139,514
LTC Properties, Inc. REIT	19,921	830,307
Mack-Cali Realty Corp. REIT	45,049	882,510
Medical Properties Trust, Inc. REIT	180,633	2,904,579
National Retail Properties, Inc. REIT	77,309	3,750,260
National Storage Affiliates Trust REIT	27,506	727,809
Omega Healthcare Investors, Inc. REIT	97,184	3,416,018
Pebblebrook Hotel Trust REIT	61,483	1,740,584
Pennsylvania Real Estate Investment Trust (b)	31,773	188,732
PotlatchDeltic Corp. REIT	32,168	1,017,795
PS Business Parks, Inc. REIT	9,915	1,298,865
Rayonier, Inc. REIT	63,589	1,760,779
Retail Opportunity Investments Corp. REIT	55,061	874,369
RPT Realty REIT (b)	39,767	475,216
Sabra Health Care REIT, Inc. (b)	87,760	1,446,285
Saul Centers, Inc. REIT	6,027	284,595
Senior Housing Properties Trust REIT	116,985	1,371,064
Summit Hotel Properties, Inc. REIT	52,300	508,879
Tanger Factory Outlet Centers, Inc. REIT	43,868	887,011

See accompanying notes to financial statements.
23

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Taubman Centers, Inc. REIT	30,456	$ 1,385,443
Uniti Group, Inc. REIT (a)	83,980	1,307,569
Universal Health Realty Income Trust REIT	6,339	389,024
Urban Edge Properties REIT	53,740	893,159
Urstadt Biddle Properties, Inc. Class A REIT	14,852	285,455
Washington Prime Group, Inc. REIT (b)	90,188	438,314
Weingarten Realty Investors REIT	59,113	1,466,593
Whitestone REIT	19,468	238,678
		86,780,035
FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	13,167	393,562
Casey's General Stores, Inc.	18,096	2,318,821
Chefs' Warehouse, Inc. (a)	11,448	366,107
SpartanNash Co.	18,145	311,731
Sprouts Farmers Market, Inc. (a)	62,319	1,465,120
United Natural Foods, Inc. (a)	25,447	269,484
		5,124,825
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	33,252	961,315
Calavo Growers, Inc. (b)	7,638	557,269
Cal-Maine Foods, Inc.	15,003	634,627
Darling Ingredients, Inc. (a)	80,876	1,556,054
Dean Foods Co. (b)	45,623	173,824
Flowers Foods, Inc.	90,803	1,677,131
Hain Celestial Group, Inc. (a)	44,259	701,948
Ingredion, Inc.	34,536	3,156,590
J&J Snack Foods Corp.	7,497	1,083,991
John B Sanfilippo & Son, Inc.	4,489	249,858
Lancaster Colony Corp.	9,698	1,715,188
Post Holdings, Inc. (a)	32,483	2,895,210
Sanderson Farms, Inc. (b)	9,382	931,539
Seneca Foods Corp. Class A (a)	3,442	97,133
Tootsie Roll Industries, Inc. (b)	9,649	322,277
TreeHouse Foods, Inc. (a)	27,583	1,398,734
		18,112,688
GAS UTILITIES — 2.1%
Atmos Energy Corp.	57,260	5,309,147
National Fuel Gas Co.	42,403	2,170,185
New Jersey Resources Corp.	43,399	1,982,032
Northwest Natural Holding Co.	14,467	874,675
ONE Gas, Inc.	25,913	2,062,675
South Jersey Industries, Inc. (b)	42,562	1,183,224
Southwest Gas Holdings, Inc.	25,766	1,971,099
Spire, Inc.	25,060	1,856,445
UGI Corp.	85,728	4,573,589
		21,983,071
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
AngioDynamics, Inc. (a)	18,272	367,815
Anika Therapeutics, Inc. (a)	5,511	185,225
Avanos Medical, Inc. (a)	23,510	1,053,013
Security Description	Shares	Value
Cantel Medical Corp.	17,986	$ 1,339,058
CONMED Corp.	12,591	808,342
CryoLife, Inc. (a)	16,669	473,066
Cutera, Inc. (a)	6,746	114,817
Globus Medical, Inc. Class A (a)	36,515	1,580,369
Haemonetics Corp. (a)	25,409	2,542,171
Heska Corp. (a)	3,333	286,971
Hill-Rom Holdings, Inc.	32,761	2,900,987
ICU Medical, Inc. (a)	8,127	1,866,203
Inogen, Inc. (a)	8,693	1,079,410
Integer Holdings Corp. (a)	14,320	1,092,043
Integra LifeSciences Holdings Corp. (a)	34,934	1,575,523
Invacare Corp. (b)	16,388	70,468
Lantheus Holdings, Inc. (a)	14,920	233,498
LeMaitre Vascular, Inc.	7,939	187,678
LivaNova PLC (a)	24,053	2,200,128
Masimo Corp. (a)	23,660	2,540,374
Meridian Bioscience, Inc.	21,117	366,591
Merit Medical Systems, Inc. (a)	25,888	1,444,809
Natus Medical, Inc. (a)	17,114	582,389
Neogen Corp. (a)	25,804	1,470,828
NuVasive, Inc. (a)	25,175	1,247,673
OraSure Technologies, Inc. (a)	30,744	359,090
Orthofix Medical, Inc. (a)	9,184	482,068
STERIS PLC	41,387	4,422,201
Surmodics, Inc. (a)	6,664	314,941
Tactile Systems Technology, Inc. (a)	7,679	349,779
Teleflex, Inc.	22,335	5,773,151
Varex Imaging Corp. (a)	18,860	446,605
West Pharmaceutical Services, Inc.	36,410	3,569,272
		43,326,556
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	43,371	1,115,068
Addus HomeCare Corp. (a)	4,896	332,340
Amedisys, Inc. (a)	14,374	1,683,339
AMN Healthcare Services, Inc. (a)	23,265	1,318,195
BioTelemetry, Inc. (a)	15,602	931,751
Chemed Corp.	7,784	2,205,052
Community Health Systems, Inc. (a) (b)	55,021	155,159
CorVel Corp. (a)	4,746	292,923
Cross Country Healthcare, Inc. (a)	17,914	131,310
Diplomat Pharmacy, Inc. (a) (b)	24,986	336,312
Encompass Health Corp.	48,742	3,007,381
Ensign Group, Inc.	24,394	946,243
HealthEquity, Inc. (a)	26,685	1,591,760
LHC Group, Inc. (a)	14,495	1,360,791
Magellan Health, Inc. (a)	11,541	656,568
MEDNAX, Inc. (a)	43,310	1,429,230
Molina Healthcare, Inc. (a)	30,545	3,549,940
Owens & Minor, Inc. (b)	30,756	194,685
Patterson Cos., Inc. (b)	41,155	809,107
Providence Service Corp. (a)	5,504	330,350

See accompanying notes to financial statements.
24

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Quorum Health Corp. (a)	10,913	$ 31,539
Select Medical Holdings Corp. (a)	53,762	825,247
Tenet Healthcare Corp. (a)	41,226	706,614
Tivity Health, Inc. (a)	19,452	482,604
US Physical Therapy, Inc.	6,439	659,032
		25,082,540
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	86,499	833,850
Computer Programs & Systems, Inc.	6,017	151,027
HealthStream, Inc.	13,269	320,446
HMS Holdings Corp. (a)	40,855	1,149,251
Medidata Solutions, Inc. (a)	29,664	1,999,947
NextGen Healthcare, Inc. (a)	23,657	358,404
Omnicell, Inc. (a)	19,624	1,201,774
Tabula Rasa HealthCare, Inc. (a)	8,327	530,929
		6,545,628
HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	42,707	1,068,956
BJ's Restaurants, Inc.	9,266	468,582
Boyd Gaming Corp.	39,963	830,431
Brinker International, Inc. (b)	17,928	788,474
Cheesecake Factory, Inc.	20,651	898,525
Churchill Downs, Inc.	5,758	1,404,607
Chuy's Holdings, Inc. (a)	8,653	153,504
Cracker Barrel Old Country Store, Inc. (b)	11,923	1,906,011
Dave & Buster's Entertainment, Inc.	19,220	856,443
Dine Brands Global, Inc. (b)	8,924	600,942
Domino's Pizza, Inc.	20,402	5,059,492
Dunkin' Brands Group, Inc.	40,315	2,584,998
El Pollo Loco Holdings, Inc. (a)	10,773	163,426
Eldorado Resorts, Inc. (a) (b)	30,473	1,103,427
Fiesta Restaurant Group, Inc. (a)	11,637	180,490
International Speedway Corp. Class A	12,435	545,399
Jack in the Box, Inc.	12,594	977,672
Marriott Vacations Worldwide Corp.	20,410	1,439,109
Monarch Casino & Resort, Inc. (a)	5,851	223,157
Papa John's International, Inc. (b)	11,064	440,458
Penn National Gaming, Inc. (a)	52,737	993,038
Red Robin Gourmet Burgers, Inc. (a)	6,503	173,760
Ruth's Hospitality Group, Inc.	14,609	332,063
Scientific Games Corp. Class A (a) (b)	26,813	479,416
Shake Shack, Inc. Class A (a)	12,749	579,060
Six Flags Entertainment Corp. (b)	35,640	1,982,653
Texas Roadhouse, Inc.	33,101	1,976,130
Wendy's Co.	91,170	1,423,164
Wingstop, Inc.	14,553	934,157
Wyndham Destinations, Inc.	47,354	1,697,167
Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	48,268	$ 2,189,919
		34,454,630
HOUSEHOLD DURABLES — 1.6%
Cavco Industries, Inc. (a)	4,296	560,113
Ethan Allen Interiors, Inc.	12,232	215,161
Helen of Troy, Ltd. (a)	13,077	1,715,441
Installed Building Products, Inc. (a)	10,571	356,137
iRobot Corp. (a)	13,325	1,115,836
KB Home	42,455	810,891
La-Z-Boy, Inc.	22,673	628,269
LGI Homes, Inc. (a) (b)	9,268	419,099
M/I Homes, Inc. (a)	14,866	312,483
MDC Holdings, Inc.	22,749	639,474
Meritage Homes Corp. (a)	19,088	700,911
NVR, Inc. (a)	1,666	4,060,025
Tempur Sealy International, Inc. (a) (b)	22,319	924,007
Toll Brothers, Inc.	67,156	2,211,447
TopBuild Corp. (a)	17,829	802,305
TRI Pointe Group, Inc. (a) (b)	69,369	758,203
Tupperware Brands Corp.	23,214	732,866
Universal Electronics, Inc. (a)	5,733	144,930
William Lyon Homes Class A (a)	14,567	155,721
		17,263,319
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	5,264	181,345
Central Garden & Pet Co. Class A (a) (b)	18,371	574,094
Energizer Holdings, Inc.	29,841	1,347,321
WD-40 Co. (b)	6,932	1,270,358
		3,373,118
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	29,090	2,924,127
Raven Industries, Inc.	17,921	648,561
		3,572,688
INSURANCE — 4.7%
Alleghany Corp.	7,325	4,565,819
Ambac Financial Group, Inc. (a)	22,701	391,365
American Equity Investment Life Holding Co.	44,290	1,237,463
American Financial Group, Inc.	34,313	3,106,356
AMERISAFE, Inc.	9,701	549,950
Aspen Insurance Holdings, Ltd.	29,895	1,255,291
Brown & Brown, Inc.	114,821	3,164,467
CNO Financial Group, Inc.	81,461	1,212,140
eHealth, Inc. (a)	8,393	322,459
Employers Holdings, Inc.	16,256	682,264
First American Financial Corp.	54,947	2,452,834
Genworth Financial, Inc. Class A (a)	249,827	1,164,194
Hanover Insurance Group, Inc.	21,045	2,457,425
HCI Group, Inc.	3,843	195,263
Horace Mann Educators Corp.	20,468	766,527
James River Group Holdings, Ltd.	15,017	548,721

See accompanying notes to financial statements.
25

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kemper Corp.	30,318	$ 2,012,509
Maiden Holdings, Ltd.	34,834	57,476
Mercury General Corp.	13,593	702,894
Navigators Group, Inc.	11,362	789,545
Old Republic International Corp.	140,787	2,895,989
Primerica, Inc.	20,802	2,032,563
ProAssurance Corp.	25,201	1,022,152
Reinsurance Group of America, Inc.	30,666	4,300,293
RenaissanceRe Holdings, Ltd.	19,755	2,641,243
RLI Corp.	19,541	1,348,134
Safety Insurance Group, Inc.	7,027	574,879
Selective Insurance Group, Inc.	29,323	1,786,944
Stewart Information Services Corp.	11,812	489,017
Third Point Reinsurance, Ltd. (a)	38,860	374,610
United Fire Group, Inc.	10,631	589,489
United Insurance Holdings Corp.	10,102	167,895
Universal Insurance Holdings, Inc.	16,156	612,635
WR Berkley Corp.	46,756	3,455,736
		49,926,541
INTERACTIVE MEDIA & SERVICES — 0.2%
Cars.com, Inc. (a)	31,725	682,087
QuinStreet, Inc. (a)	18,577	301,505
Yelp, Inc. (a) (b)	37,833	1,323,777
		2,307,369
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	12,906	79,630
Nutrisystem, Inc.	14,809	649,819
PetMed Express, Inc. (b)	10,331	240,299
Shutterfly, Inc. (a) (b)	16,864	678,945
Shutterstock, Inc.	9,354	336,838
Stamps.com, Inc. (a)	8,274	1,287,765
		3,273,296
IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	12,233	1,761,919
Cardtronics PLC Class A (a)	18,682	485,732
CoreLogic, Inc. (a)	39,737	1,328,011
CSG Systems International, Inc.	16,879	536,246
EVERTEC, Inc.	30,096	863,755
ExlService Holdings, Inc. (a)	17,159	902,907
Leidos Holdings, Inc.	73,222	3,860,264
LiveRamp Holdings, Inc. (a) (b)	33,516	1,294,723
ManTech International Corp. Class A	13,068	683,391
MAXIMUS, Inc.	31,861	2,073,832
NIC, Inc.	33,607	419,415
Perficient, Inc. (a)	15,367	342,069
Perspecta, Inc.	68,402	1,177,882
Sabre Corp.	135,803	2,938,777
Science Applications International Corp.	20,604	1,312,475
Sykes Enterprises, Inc. (a)	19,842	490,693
Travelport Worldwide, Ltd.	62,873	982,076
Security Description	Shares	Value
TTEC Holdings, Inc.	7,126	$ 203,590
Unisys Corp. (a)	25,170	292,727
Virtusa Corp. (a)	13,790	587,316
WEX, Inc. (a)	20,976	2,937,899
		25,475,699
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	42,966	1,995,771
Callaway Golf Co.	44,027	673,613
Nautilus, Inc. (a)	15,327	167,064
Polaris Industries, Inc.	28,264	2,167,284
Sturm Ruger & Co., Inc.	8,675	461,683
Vista Outdoor, Inc. (a)	24,648	279,755
		5,745,170
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	9,693	2,250,908
Bio-Techne Corp.	18,650	2,699,028
Cambrex Corp. (a)	16,417	619,906
Charles River Laboratories International, Inc. (a)	23,797	2,693,345
Luminex Corp.	20,535	474,564
Medpace Holdings, Inc. (a)	12,800	677,504
PRA Health Sciences, Inc. (a)	28,491	2,620,032
Syneos Health, Inc. (a)	30,328	1,193,407
		13,228,694
MACHINERY — 5.2%
Actuant Corp. Class A	30,682	644,015
AGCO Corp.	31,978	1,780,215
Alamo Group, Inc.	4,786	370,054
Albany International Corp. Class A	14,575	909,917
Astec Industries, Inc.	9,941	300,119
Barnes Group, Inc.	23,354	1,252,241
Briggs & Stratton Corp.	21,905	286,517
Chart Industries, Inc. (a)	15,419	1,002,698
CIRCOR International, Inc.	9,743	207,526
Crane Co.	24,523	1,770,070
Donaldson Co., Inc.	62,375	2,706,451
EnPro Industries, Inc.	10,487	630,269
ESCO Technologies, Inc.	13,089	863,220
Federal Signal Corp.	30,058	598,154
Franklin Electric Co., Inc.	19,254	825,611
Graco, Inc.	81,335	3,403,870
Greenbrier Cos., Inc.	14,612	577,758
Harsco Corp. (a)	40,315	800,656
Hillenbrand, Inc.	30,797	1,168,130
IDEX Corp.	37,717	4,762,148
ITT, Inc.	42,817	2,066,777
John Bean Technologies Corp.	15,678	1,125,837
Kennametal, Inc.	38,849	1,292,895
Lincoln Electric Holdings, Inc.	31,338	2,471,001
Lindsay Corp.	5,408	520,520
Lydall, Inc. (a)	8,661	175,905

See accompanying notes to financial statements.
26

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Mueller Industries, Inc.	28,862	$ 674,216
Nordson Corp.	25,473	3,040,203
Oshkosh Corp.	34,974	2,144,256
Proto Labs, Inc. (a)	13,354	1,506,198
SPX Corp. (a)	21,388	599,078
SPX FLOW, Inc. (a)	21,252	646,486
Standex International Corp.	6,548	439,895
Tennant Co.	8,971	467,479
Terex Corp.	32,300	890,511
Timken Co.	34,410	1,284,181
Titan International, Inc.	24,801	115,573
Toro Co.	52,099	2,911,292
Trinity Industries, Inc.	73,129	1,505,726
Wabash National Corp.	29,278	382,956
Wabtec Corp. (b)	42,459	2,982,745
Watts Water Technologies, Inc. Class A	14,012	904,194
Woodward, Inc.	27,320	2,029,603
		55,037,166
MARINE — 0.2%
Kirby Corp. (a)	26,411	1,779,045
Matson, Inc.	21,360	683,947
		2,462,992
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	22,495	1,234,526
Cable One, Inc.	2,454	2,012,525
EW Scripps Co. Class A	28,580	449,563
Gannett Co., Inc. (b)	56,656	483,276
John Wiley & Sons, Inc. Class A	22,541	1,058,751
Meredith Corp.	19,917	1,034,489
New Media Investment Group, Inc.	26,847	310,620
New York Times Co. Class A (b)	69,855	1,557,068
Scholastic Corp.	13,805	555,789
TechTarget, Inc. (a)	10,785	131,685
TEGNA, Inc.	107,874	1,172,590
		10,000,882
METALS & MINING — 1.6%
AK Steel Holding Corp. (a) (b)	154,881	348,482
Allegheny Technologies, Inc. (a) (b)	61,662	1,342,382
Carpenter Technology Corp.	23,511	837,227
Century Aluminum Co. (a)	24,979	182,597
Commercial Metals Co.	58,359	934,911
Compass Minerals International, Inc.	16,955	706,854
Haynes International, Inc.	6,194	163,522
Kaiser Aluminum Corp.	8,322	743,071
Materion Corp.	10,058	452,509
Olympic Steel, Inc.	4,714	67,269
Reliance Steel & Aluminum Co.	34,373	2,446,326
Royal Gold, Inc.	32,207	2,758,530
Steel Dynamics, Inc.	112,220	3,371,089
SunCoke Energy, Inc. (a)	32,111	274,549
Security Description	Shares	Value
TimkenSteel Corp. (a) (b)	19,541	$ 170,788
United States Steel Corp.	85,418	1,558,024
Worthington Industries, Inc.	20,071	699,274
		17,057,404
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	54,594	909,536
ARMOUR Residential REIT, Inc.	20,859	427,610
Capstead Mortgage Corp. REIT	45,466	303,258
Granite Point Mortgage Trust, Inc. REIT	21,322	384,436
Invesco Mortgage Capital, Inc. REIT	55,886	809,229
New York Mortgage Trust, Inc. REIT (b)	62,569	368,531
PennyMac Mortgage Investment Trust REIT	30,137	561,151
Redwood Trust, Inc. REIT	38,757	584,068
		4,347,819
MULTI-UTILITIES — 0.9%
Avista Corp.	32,824	1,394,364
Black Hills Corp.	26,781	1,681,311
MDU Resources Group, Inc.	96,628	2,303,611
NorthWestern Corp.	24,774	1,472,567
Vectren Corp.	41,111	2,959,170
		9,811,023
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	19,959	577,214
Dillard's, Inc. Class A (b)	9,328	562,572
JC Penney Co., Inc. (a) (b)	124,991	129,991
Ollie's Bargain Outlet Holdings, Inc. (a)	25,026	1,664,479
		2,934,256
OIL, GAS & CONSUMABLE FUELS — 2.3%
Bonanza Creek Energy, Inc. (a)	9,986	206,411
Callon Petroleum Co. (a) (b)	113,034	733,591
Carrizo Oil & Gas, Inc. (a)	39,816	449,523
Chesapeake Energy Corp. (a) (b)	434,836	913,156
Cloud Peak Energy, Inc. (a)	41,635	15,251
CNX Resources Corp. (a)	100,356	1,146,065
CONSOL Energy, Inc. (a)	12,886	408,615
Denbury Resources, Inc. (a) (b)	228,093	390,039
EQT Corp. (b)	123,961	2,341,623
Equitrans Midstream Corp. (a)	100,025	2,002,500
Green Plains, Inc.	19,694	258,188
Gulfport Energy Corp. (a)	71,104	465,731
HighPoint Resources Corp. (a)	50,027	124,567
Laredo Petroleum, Inc. (a)	65,724	237,921
Matador Resources Co. (a) (b)	52,079	808,787
Murphy Oil Corp.	80,248	1,877,001
Oasis Petroleum, Inc. (a)	133,066	735,855
Par Pacific Holdings, Inc. (a)	13,594	192,763
PBF Energy, Inc. Class A	58,906	1,924,459

See accompanying notes to financial statements.
27

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc. (a)	33,079	$ 984,431
Penn Virginia Corp. (a)	6,873	371,554
QEP Resources, Inc. (a)	119,880	674,924
Range Resources Corp. (b)	102,494	980,868
Renewable Energy Group, Inc. (a) (b)	17,070	438,699
REX American Resources Corp. (a) (b)	3,090	210,460
Ring Energy, Inc. (a)	28,621	145,395
SM Energy Co.	51,642	799,418
Southwestern Energy Co. (a) (b)	290,259	989,783
SRC Energy, Inc. (a)	121,318	570,195
World Fuel Services Corp.	31,568	675,871
WPX Energy, Inc. (a)	194,568	2,208,347
		24,281,991
PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co.	19,468	464,312
Clearwater Paper Corp. (a)	7,720	188,136
Domtar Corp.	31,493	1,106,349
Louisiana-Pacific Corp.	68,388	1,519,581
Neenah, Inc.	8,314	489,861
PH Glatfelter Co.	22,761	222,147
Schweitzer-Mauduit International, Inc.	15,408	385,971
		4,376,357
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	219,010	332,895
Edgewell Personal Care Co. (a)	26,972	1,007,404
Inter Parfums, Inc.	8,601	563,968
Medifast, Inc.	5,920	740,118
Nu Skin Enterprises, Inc. Class A	27,479	1,685,287
		4,329,672
PHARMACEUTICALS — 0.8%
Akorn, Inc. (a)	44,486	150,808
Amphastar Pharmaceuticals, Inc. (a)	17,601	350,260
ANI Pharmaceuticals, Inc. (a)	4,421	199,034
Assertio Therapeutics, Inc. (a)	27,107	97,856
Catalent, Inc. (a)	71,860	2,240,595
Corcept Therapeutics, Inc. (a) (b)	48,451	647,305
Endo International PLC (a)	98,081	715,991
Innoviva, Inc. (a)	34,223	597,191
Lannett Co., Inc. (a) (b)	10,916	54,143
Mallinckrodt PLC (a) (b)	38,764	612,471
Medicines Co. (a) (b)	32,345	619,083
Phibro Animal Health Corp. Class A	10,143	326,199
Prestige Consumer Healthcare, Inc. (a) (b)	25,634	791,578
Supernus Pharmaceuticals, Inc. (a)	26,107	867,275
		8,269,789
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	24,913	1,357,758
Dun & Bradstreet Corp.	18,263	2,606,861
Security Description	Shares	Value
Exponent, Inc.	25,975	$ 1,317,192
Forrester Research, Inc.	4,974	222,338
FTI Consulting, Inc. (a)	18,962	1,263,628
Heidrick & Struggles International, Inc.	9,374	292,375
Insperity, Inc.	18,842	1,759,089
Kelly Services, Inc. Class A	15,214	311,583
Korn/Ferry International	28,466	1,125,546
ManpowerGroup, Inc.	30,064	1,948,147
Navigant Consulting, Inc.	20,510	493,265
Resources Connection, Inc.	14,520	206,184
TrueBlue, Inc. (a)	18,269	406,485
WageWorks, Inc. (a)	19,923	541,109
		13,851,560
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A	18,745	621,584
Jones Lang LaSalle, Inc.	22,508	2,849,513
Marcus & Millichap, Inc. (a)	10,480	359,778
RE/MAX Holdings, Inc. Class A	8,909	273,952
Realogy Holdings Corp.	56,722	832,679
		4,937,506
ROAD & RAIL — 1.3%
ArcBest Corp.	12,926	442,845
Avis Budget Group, Inc. (a)	32,963	741,008
Genesee & Wyoming, Inc. Class A (a)	28,399	2,102,094
Heartland Express, Inc.	22,866	418,448
Knight-Swift Transportation Holdings, Inc. (b)	61,009	1,529,495
Landstar System, Inc.	20,307	1,942,771
Marten Transport, Ltd.	19,531	316,207
Old Dominion Freight Line, Inc.	32,290	3,987,492
Ryder System, Inc.	26,512	1,276,553
Saia, Inc. (a)	12,764	712,486
Werner Enterprises, Inc.	22,331	659,658
		14,129,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	19,001	815,713
Axcelis Technologies, Inc. (a)	14,899	265,202
Brooks Automation, Inc.	35,184	921,117
Cabot Microelectronics Corp.	13,795	1,315,353
CEVA, Inc. (a)	11,440	252,710
Cirrus Logic, Inc. (a)	28,878	958,172
Cohu, Inc.	20,022	321,754
Cree, Inc. (a) (b)	50,027	2,139,905
Cypress Semiconductor Corp.	176,119	2,240,234
Diodes, Inc. (a)	19,520	629,715
DSP Group, Inc. (a)	11,245	125,944
First Solar, Inc. (a)	37,588	1,595,799
FormFactor, Inc. (a)	36,789	518,357
Ichor Holdings, Ltd. (a) (b)	12,179	198,518

See accompanying notes to financial statements.
28

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Integrated Device Technology, Inc. (a)	63,672	$ 3,083,635
Kopin Corp. (a) (b)	33,333	33,300
Kulicke & Soffa Industries, Inc.	33,480	678,640
MaxLinear, Inc. (a) (b)	27,379	481,870
MKS Instruments, Inc.	26,227	1,694,526
Monolithic Power Systems, Inc.	19,378	2,252,692
Nanometrics, Inc. (a)	12,079	330,119
PDF Solutions, Inc. (a) (b)	15,014	126,568
Photronics, Inc. (a)	34,530	334,250
Power Integrations, Inc.	14,080	858,598
Rambus, Inc. (a)	54,528	418,230
Rudolph Technologies, Inc. (a)	16,186	331,327
Semtech Corp. (a)	32,487	1,490,179
Silicon Laboratories, Inc. (a)	21,273	1,676,525
SMART Global Holdings, Inc. (a) (b)	5,444	161,687
SolarEdge Technologies, Inc. (a) (b)	19,656	689,926
Synaptics, Inc. (a)	17,250	641,872
Teradyne, Inc.	87,443	2,743,961
Ultra Clean Holdings, Inc. (a) (b)	20,439	173,118
Universal Display Corp. (b)	20,615	1,928,946
Veeco Instruments, Inc. (a)	24,576	182,108
Versum Materials, Inc.	54,412	1,508,301
Xperi Corp.	20,829	383,045
		34,501,916
SOFTWARE — 3.5%
8x8, Inc. (a)	46,232	834,025
ACI Worldwide, Inc. (a)	57,751	1,597,970
Agilysys, Inc. (a)	7,694	110,332
Alarm.com Holdings, Inc. (a)	17,221	893,253
Blackbaud, Inc.	23,794	1,496,643
Bottomline Technologies DE, Inc. (a)	17,890	858,720
CDK Global, Inc.	62,839	3,008,731
CommVault Systems, Inc. (a)	19,160	1,132,164
Ebix, Inc. (b)	11,135	473,906
Fair Isaac Corp. (a)	14,128	2,641,936
j2 Global, Inc.	23,181	1,608,298
LivePerson, Inc. (a)	28,614	539,660
LogMeIn, Inc.	24,898	2,030,930
Manhattan Associates, Inc. (a)	31,683	1,342,409
MicroStrategy, Inc. Class A (a)	4,592	586,628
Monotype Imaging Holdings, Inc.	21,046	326,634
OneSpan, Inc. (a)	15,663	202,836
Progress Software Corp.	21,837	774,995
PTC, Inc. (a)	52,309	4,336,416
Qualys, Inc. (a)	16,555	1,237,321
SPS Commerce, Inc. (a)	8,682	715,223
Teradata Corp. (a)	57,529	2,206,812
TiVo Corp.	61,378	577,567
Tyler Technologies, Inc. (a)	19,184	3,564,771
Ultimate Software Group, Inc. (a)	15,438	3,780,303
		36,878,483
Security Description	Shares	Value
SPECIALTY RETAIL — 2.7%
Aaron's, Inc.	34,255	$ 1,440,423
Abercrombie & Fitch Co. Class A	33,765	676,988
American Eagle Outfitters, Inc.	82,107	1,587,128
Asbury Automotive Group, Inc. (a)	9,321	621,338
Ascena Retail Group, Inc. (a)	83,635	209,924
AutoNation, Inc. (a)	28,449	1,015,629
Barnes & Noble Education, Inc. (a)	18,315	73,443
Barnes & Noble, Inc. (b)	28,044	198,832
Bed Bath & Beyond, Inc. (b)	66,036	747,528
Buckle, Inc. (b)	14,018	271,108
Caleres, Inc.	21,513	598,707
Cato Corp. Class A	11,799	168,372
Chico's FAS, Inc.	63,952	359,410
Children's Place, Inc. (b)	7,912	712,792
Dick's Sporting Goods, Inc. (b)	35,650	1,112,280
DSW, Inc. Class A	33,792	834,662
Express, Inc. (a) (b)	37,407	191,150
Five Below, Inc. (a)	27,396	2,803,159
Francesca's Holdings Corp. (a) (b)	16,141	15,670
GameStop Corp. Class A (b)	49,216	621,106
Genesco, Inc. (a)	10,208	452,214
Group 1 Automotive, Inc.	8,577	452,180
Guess?, Inc.	28,150	584,676
Haverty Furniture Cos., Inc.	10,162	190,842
Hibbett Sports, Inc. (a) (b)	9,828	140,540
Kirkland's, Inc. (a)	7,898	75,268
Lithia Motors, Inc. Class A (b)	10,758	821,158
Lumber Liquidators Holdings, Inc. (a) (b)	14,888	141,734
MarineMax, Inc. (a)	11,336	207,562
Michaels Cos., Inc. (a) (b)	42,659	577,603
Monro, Inc. (b)	16,487	1,133,481
Murphy USA, Inc. (a)	14,836	1,137,031
Office Depot, Inc.	261,199	673,894
Rent-A-Center, Inc. (a)	21,973	355,743
RH (a)	8,966	1,074,306
Sally Beauty Holdings, Inc. (a) (b)	58,846	1,003,324
Shoe Carnival, Inc. (b)	5,580	186,986
Signet Jewelers, Ltd. (b)	25,938	824,050
Sleep Number Corp. (a)	16,554	525,258
Sonic Automotive, Inc. Class A (b)	12,166	167,404
Tailored Brands, Inc. (b)	24,999	340,986
Tile Shop Holdings, Inc.	16,955	92,913
Urban Outfitters, Inc. (a)	37,784	1,254,429
Vitamin Shoppe, Inc. (a)	9,685	45,907
Williams-Sonoma, Inc. (b)	39,657	2,000,696
Zumiez, Inc. (a)	9,101	174,466
		28,894,300
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a)	55,871	568,208
Cray, Inc. (a)	20,250	437,197
Diebold Nixdorf, Inc. (b)	34,594	86,139
Electronics For Imaging, Inc. (a)	22,442	556,562

See accompanying notes to financial statements.
29

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
NCR Corp. (a) (b)	58,903	$ 1,359,481
		3,007,587
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	22,266	1,817,351
Crocs, Inc. (a)	33,177	861,938
Deckers Outdoor Corp. (a)	14,163	1,812,156
Fossil Group, Inc. (a) (b)	22,659	356,426
G-III Apparel Group, Ltd. (a)	20,949	584,268
Movado Group, Inc.	7,856	248,407
Oxford Industries, Inc.	8,453	600,501
Skechers U.S.A., Inc. Class A (a)	66,857	1,530,357
Steven Madden, Ltd.	39,240	1,187,402
Unifi, Inc. (a)	7,157	163,466
Vera Bradley, Inc. (a)	10,243	87,782
Wolverine World Wide, Inc.	47,253	1,506,898
		10,756,952
THRIFTS & MORTGAGE FINANCE — 0.9%
Axos Financial, Inc. (a)	27,792	699,803
Dime Community Bancshares, Inc.	15,486	262,952
Flagstar Bancorp, Inc. (a)	14,480	382,272
HomeStreet, Inc. (a)	14,011	297,453
LendingTree, Inc. (a) (b)	3,720	816,800
Meta Financial Group, Inc.	13,625	264,189
New York Community Bancorp, Inc. (b)	241,176	2,269,466
NMI Holdings, Inc. Class A (a)	29,781	531,591
Northfield Bancorp, Inc.	23,118	313,249
Northwest Bancshares, Inc.	51,463	871,783
Oritani Financial Corp.	19,656	289,926
Provident Financial Services, Inc.	30,407	733,721
TrustCo Bank Corp. NY	47,903	328,615
Walker & Dunlop, Inc.	14,267	617,048
Washington Federal, Inc.	39,266	1,048,795
		9,727,663
TOBACCO — 0.1%
Universal Corp.	12,090	654,673
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	19,419	1,047,461
DXP Enterprises, Inc. (a)	7,906	220,103
GATX Corp. (b)	18,341	1,298,726
Kaman Corp.	13,943	782,063
MSC Industrial Direct Co., Inc. Class A	22,046	1,695,778
NOW, Inc. (a)	52,500	611,100
Veritiv Corp. (a)	5,750	143,577
Watsco, Inc.	15,933	2,216,918
		8,015,726
WATER UTILITIES — 0.5%
American States Water Co.	18,468	1,238,095
Aqua America, Inc.	87,638	2,996,343
Security Description	Shares	Value
California Water Service Group	24,070	$ 1,147,176
		5,381,614
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Spok Holdings, Inc.	8,153	108,109
Telephone & Data Systems, Inc.	45,205	1,470,970
		1,579,079
TOTAL COMMON STOCKS (Cost $1,231,169,818)		1,053,695,715
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (d)	212	—
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (e)	11,090	22,180
TOTAL RIGHTS (Cost $21,182)		22,180
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	943,390	943,390
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	11,953,551	11,953,551
TOTAL SHORT-TERM INVESTMENTS (Cost $12,896,941)		12,896,941
TOTAL INVESTMENTS — 101.1% (Cost $1,244,087,941)		1,066,614,836
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(11,572,723)
NET ASSETS — 100.0%		$ 1,055,042,113

See accompanying notes to financial statements.
30

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $22,180 representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,053,695,715	$ —	$—	$1,053,695,715
Rights	—	22,180	0(a)	22,180
Short-Term Investments	12,896,941	—	—	12,896,941
TOTAL INVESTMENTS	$1,066,592,656	$22,180	$ 0	$1,066,614,836
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2018.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,450	$ 1,009,450	$25,999,067	$26,065,127	$—	$—	943,390	$ 943,390	$11,597	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,591,708	9,591,708	67,878,234	65,516,391	—	—	11,953,551	11,953,551	81,755	—
Total		$10,601,158	$93,877,301	$91,581,518	$—	$—		$12,896,941	$93,352	$—
See accompanying notes to financial statements.
31

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.0%
Other Securities		$ 10,997,326
AIR FREIGHT & LOGISTICS — 0.3%
Other Securities		3,123,724
AIRLINES — 0.4%
Spirit Airlines, Inc. (a)	34,741	2,012,199
Other Securities		2,638,649
		4,650,848
AUTO COMPONENTS — 1.1%
Other Securities		12,148,312
AUTOMOBILES — 0.1%
Other Securities		1,460,763
BANKS — 9.2%
Popular, Inc.	51,506	2,432,113
Wintrust Financial Corp.	29,037	1,930,670
Other Securities		98,223,641
		102,586,424
BEVERAGES — 0.1%
Other Securities		1,592,047
BIOTECHNOLOGY — 5.6%
Loxo Oncology, Inc. (a)(b)	13,673	1,915,177
Other Securities		60,821,281
		62,736,458
BUILDING PRODUCTS — 1.2%
Trex Co., Inc. (a)	33,111	1,965,469
Other Securities		11,657,774
		13,623,243
CAPITAL MARKETS — 1.3%
Other Securities		14,135,039
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	33,335	2,365,452
WR Grace & Co.	36,140	2,345,847
Other Securities		25,581,267
		30,292,566
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Other Securities		23,517,119
COMMUNICATIONS EQUIPMENT — 1.7%
ARRIS International PLC (a)	86,456	2,642,960
Ciena Corp. (a)	75,871	2,572,786
Other Securities		14,132,426
		19,348,172
CONSTRUCTION & ENGINEERING — 1.0%
Other Securities		10,922,159
CONSTRUCTION MATERIALS — 0.2%
Other Securities		2,573,138
CONSUMER FINANCE — 0.8%
Green Dot Corp. Class A (a)	24,367	1,937,664
Security Description	Shares	Value
Other Securities		$ 6,804,016
		8,741,680
CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	48,516	2,226,884
Other Securities		4,677,748
		6,904,632
DISTRIBUTORS — 0.1%
Other Securities		660,755
DIVERSIFIED CONSUMER SERVICES — 1.2%
Grand Canyon Education, Inc. (a)	23,904	2,298,131
Other Securities		10,929,587
		13,227,718
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		876,879
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Other Securities		5,119,383
ELECTRIC UTILITIES — 0.9%
Other Securities		9,583,512
ELECTRICAL EQUIPMENT — 0.8%
Other Securities		8,964,344
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Dolby Laboratories, Inc. Class A	33,930	2,098,231
Littelfuse, Inc.	14,331	2,457,480
Other Securities		26,587,094
		31,142,805
ENERGY EQUIPMENT & SERVICES — 1.1%
Other Securities		12,392,909
ENTERTAINMENT — 0.7%
Other Securities		7,389,907
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.4%
EPR Properties REIT	35,432	2,268,711
Hospitality Properties Trust REIT	84,945	2,028,487
Life Storage, Inc. REIT	24,724	2,299,085
Pebblebrook Hotel Trust REIT (b)	70,679	2,000,922
Rayonier, Inc. REIT	73,233	2,027,822
Other Securities		83,401,225
		94,026,252
FOOD & STAPLES RETAILING — 0.8%
Casey's General Stores, Inc.	18,847	2,415,055
Other Securities		7,110,123
		9,525,178
FOOD PRODUCTS — 1.3%
Other Securities		14,052,775

See accompanying notes to financial statements.
32

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.9%
Other Securities		$ 9,831,749
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Penumbra, Inc. (a)(b)	16,292	1,990,882
Other Securities		29,099,364
		31,090,246
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Amedisys, Inc. (a)	17,670	2,069,334
Chemed Corp.	8,414	2,383,518
Other Securities		18,587,806
		23,040,658
HEALTH CARE TECHNOLOGY — 0.8%
Medidata Solutions, Inc. (a)	30,709	2,070,401
Other Securities		6,964,221
		9,034,622
HOTELS, RESTAURANTS & LEISURE — 3.2%
Planet Fitness, Inc. Class A (a)	47,304	2,536,440
Texas Roadhouse, Inc.	36,110	2,155,767
Wyndham Destinations, Inc.	54,290	1,945,754
Other Securities		29,512,462
		36,150,423
HOUSEHOLD DURABLES — 1.5%
Other Securities		16,246,969
HOUSEHOLD PRODUCTS — 0.4%
Other Securities		4,167,800
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Other Securities		3,565,882
INDUSTRIAL CONGLOMERATES — 0.1%
Other Security		685,909
INSURANCE — 2.5%
Hanover Insurance Group, Inc.	23,005	2,686,294
Primerica, Inc.	23,008	2,248,112
Other Securities		22,698,118
		27,632,524
INTERACTIVE MEDIA & SERVICES — 0.6%
Other Securities		6,743,663
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Other Securities		7,450,805
IT SERVICES — 1.8%
MAXIMUS, Inc.	34,719	2,259,860
Other Securities		18,444,398
		20,704,258
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Other Securities		3,612,068
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Other Securities		$ 6,932,533
MACHINERY — 3.5%
ITT, Inc.	49,725	2,400,226
Other Securities		36,889,912
		39,290,138
MARINE — 0.2%
Other Securities		2,742,309
MEDIA — 1.6%
Cable One, Inc.	2,524	2,069,932
Nexstar Media Group, Inc. Class A (b)	24,663	1,939,498
Tribune Media Co. Class A	44,444	2,016,869
Other Securities		12,095,206
		18,121,505
METALS & MINING — 1.0%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	5,429	—
Other Securities		10,988,835
		10,988,835
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Other Securities		12,386,079
MULTI-UTILITIES — 0.4%
Other Securities		4,258,589
MULTILINE RETAIL — 0.1%
Other Securities		1,403,575
OIL, GAS & CONSUMABLE FUELS — 2.4%
Peabody Energy Corp.	62,897	1,917,101
Other Securities		25,091,830
		27,008,931
PAPER & FOREST PRODUCTS — 0.5%
Other Securities		5,934,342
PERSONAL PRODUCTS — 0.5%
Other Securities		5,742,498
PHARMACEUTICALS — 1.3%
Other Securities		14,934,207
PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	18,558	2,648,969
Insperity, Inc.	22,997	2,147,000
Other Securities		12,705,772
		17,501,741
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Other Securities		5,546,418
ROAD & RAIL — 0.8%
Landstar System, Inc.	23,005	2,200,888

See accompanying notes to financial statements.
33

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 6,507,425
		8,708,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Cree, Inc. (a)(b)	48,738	2,084,768
Mellanox Technologies, Ltd. (a)	25,424	2,348,669
Monolithic Power Systems, Inc.	18,511	2,151,904
Other Securities		26,079,053
		32,664,394
SOFTWARE — 5.7%
Coupa Software, Inc. (a)(b)	31,110	1,955,575
LogMeIn, Inc.	25,916	2,113,968
New Relic, Inc. (a)	23,644	1,914,455
Teradata Corp. (a)	64,578	2,477,212
Trade Desk, Inc. Class A (a)(b)	20,208	2,345,340
Other Securities		52,804,634
		63,611,184
SPECIALTY RETAIL — 2.8%
Other Securities		30,907,907
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Other Securities		5,984,081
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Deckers Outdoor Corp. (a)	16,930	2,166,193
Other Securities		9,366,377
		11,532,570
THRIFTS & MORTGAGE FINANCE — 2.0%
MGIC Investment Corp. (a)	191,942	2,007,713
Mr Cooper Group, Inc. (a)	451,847	5,273,054
Other Securities		15,394,882
		22,675,649
TOBACCO — 0.1%
Other Securities		1,491,058
TRADING COMPANIES & DISTRIBUTORS — 1.5%
MSC Industrial Direct Co., Inc. Class A	26,571	2,043,841
Other Securities		14,770,314
		16,814,155
TRANSPORTATION INFRASTRUCTURE — 0.1%
Other Security		1,627,688
WATER UTILITIES — 0.4%
Other Securities		3,961,488
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Other Securities		3,751,957
TOTAL COMMON STOCKS (Cost $1,374,296,093)		1,112,795,787

LIMITED PARTNERSHIPS — 0.0%(d)
CAPITAL MARKETS — 0.0% (d)
Other Security	$ 24,597
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Other Security	480,749
TOTAL LIMITED PARTNERSHIPS (Cost $626,110)	505,346
Security Description	Shares	Value
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (c)	24	—
Other Security		8,710
		8,710
CHEMICALS — 0.0% (d)
Other Security		37,330
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security		1,055
MEDIA — 0.0% (d)
Other Security		1,071
PHARMACEUTICALS — 0.0% (d)
Other Security		3,955
TOTAL RIGHTS (Cost $40,705)		52,121
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	10,125,535	10,125,535
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	20,867,197	20,867,197
TOTAL SHORT-TERM INVESTMENTS (Cost $30,992,732)		30,992,732
TOTAL INVESTMENTS — 102.3% (Cost $1,405,955,640)		1,144,345,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(26,076,824)
NET ASSETS — 100.0%		$ 1,118,269,162

See accompanying notes to financial statements.
34

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
REIT=	Real Estate Investment Trust
CVR=	Contingent Value Rights
At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	03/15/2019	$1,290,153	$1,214,100	$(76,053)
During the period ended December 31, 2018, average notional value related to futures contracts was $1,434,446 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,112,793,120	$ 2,667	$ 0(a)	$1,112,795,787
Limited Partnerships	505,346	—	—	505,346
Rights	—	52,121	0(a)	52,121
Short-Term Investments	30,992,732	—	—	30,992,732
TOTAL INVESTMENTS	$1,144,291,198	$54,788	$ 0	$1,144,345,986
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(76,053)	—	—	(76,053)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (76,053)	$ —	$—	$ (76,053)

See accompanying notes to financial statements.
35

SPDR PORTFOLIO SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,425,039	$ 3,425,039	$ 46,459,521	$ 39,759,025	$—	$—	10,125,535	$10,125,535	$ 38,730	$—
State Street Navigator Securities Lending Government Money Market Portfolio	27,139,654	27,139,654	68,579,615	74,852,072	—	—	20,867,197	20,867,197	441,524	—
Total		$30,564,693	$115,039,136	$114,611,097	$—	$—		$30,992,732	$480,254	$—
See accompanying notes to financial statements.
36

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.	59,687	$ 19,249,058
United Technologies Corp.	94,298	10,040,851
Other Securities		36,129,780
		65,419,689
AIR FREIGHT & LOGISTICS — 0.6%
Other Securities		15,392,231
AIRLINES — 0.5%
Other Securities		13,868,677
AUTO COMPONENTS — 0.2%
Other Securities		5,938,499
AUTOMOBILES — 0.6%
Other Securities		13,895,971
BANKS — 6.1%
Bank of America Corp.	1,028,909	25,352,318
Citigroup, Inc.	263,537	13,719,736
JPMorgan Chase & Co.	341,116	33,299,744
Wells Fargo & Co.	484,440	22,322,995
Other Securities		61,618,363
		156,313,156
BEVERAGES — 1.7%
Coca-Cola Co.	438,423	20,759,329
PepsiCo, Inc.	150,990	16,681,375
Other Securities		6,593,325
		44,034,029
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	159,052	14,663,004
Amgen, Inc.	68,896	13,411,984
Other Securities		52,640,738
		80,715,726
BUILDING PRODUCTS — 0.3%
Other Securities		6,264,120
CAPITAL MARKETS — 2.8%
State Street Corp. (a)	40,988	2,585,113
Other Securities		69,858,681
		72,443,794
CHEMICALS — 2.0%
DowDuPont, Inc.	255,246	13,650,556
Other Securities		37,318,081
		50,968,637
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Other Securities		15,512,337
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	499,804	21,656,507
Other Securities		9,993,706
		31,650,213
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
Other Securities		$ 4,447,237
CONSTRUCTION MATERIALS — 0.1%
Other Securities		3,154,316
CONSUMER FINANCE — 0.8%
Other Securities		20,724,489
CONTAINERS & PACKAGING — 0.4%
Other Securities		10,746,630
DISTRIBUTORS — 0.1%
Other Securities		3,143,509
DIVERSIFIED CONSUMER SERVICES — 0.2%
Other Securities		4,962,695
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc. Class B (b)	68,179	13,920,788
Other Securities		1,628,010
		15,548,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	748,457	21,360,963
Verizon Communications, Inc.	414,308	23,292,396
Other Securities		3,052,435
		47,705,794
ELECTRIC UTILITIES — 1.8%
Other Securities		46,374,738
ELECTRICAL EQUIPMENT — 0.4%
Other Securities		10,815,698
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Other Securities		19,492,891
ENERGY EQUIPMENT & SERVICES — 0.5%
Other Securities		12,636,709
ENTERTAINMENT — 1.7%
Netflix, Inc. (b)	48,454	12,969,198
Walt Disney Co.	157,782	17,300,796
Other Securities		13,125,103
		43,395,097
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Other Securities		100,733,864
FOOD & STAPLES RETAILING — 1.5%
Walmart, Inc.	144,699	13,478,712
Other Securities		24,131,033
		37,609,745
FOOD PRODUCTS — 1.2%
Other Securities		30,269,833
GAS UTILITIES — 0.2%
Other Securities		4,784,702

See accompanying notes to financial statements.
37

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	189,052	$ 13,674,131
Other Securities		65,990,792
		79,664,923
HEALTH CARE PROVIDERS & SERVICES — 3.0%
UnitedHealth Group, Inc.	99,190	24,710,213
Other Securities		50,965,006
		75,675,219
HEALTH CARE TECHNOLOGY — 0.2%
Other Securities		5,894,268
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald's Corp.	79,803	14,170,619
Other Securities		40,364,535
		54,535,154
HOUSEHOLD DURABLES — 0.4%
Other Securities		10,364,539
HOUSEHOLD PRODUCTS — 1.5%
Procter & Gamble Co.	254,848	23,425,628
Other Securities		14,337,309
		37,762,937
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Other Securities		3,503,264
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	60,589	11,544,628
Honeywell International, Inc.	81,703	10,794,600
Other Securities		9,552,664
		31,891,892
INSURANCE — 2.0%
Other Securities		51,394,601
INTERACTIVE MEDIA & SERVICES — 2.9%
Alphabet, Inc. Class A (b)	33,567	35,076,172
Facebook, Inc. Class (b)	262,658	34,431,837
Other Securities		5,268,122
		74,776,131
INTERNET & DIRECT MARKETING RETAIL — 3.5%
Amazon.com, Inc. (b)	47,168	70,844,921
Other Securities		18,769,673
		89,614,594
IT SERVICES — 4.7%
International Business Machines Corp.	100,399	11,412,354
Mastercard, Inc. Class A	103,368	19,500,373
PayPal Holdings, Inc. (b)	129,551	10,893,944
Visa, Inc. Class A	198,653	26,210,277
Security Description	Shares	Value
Other Securities		$ 52,082,360
		120,099,308
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Other Securities		3,019,694
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Thermo Fisher Scientific, Inc.	44,018	9,850,788
Other Securities		17,159,086
		27,009,874
MACHINERY — 2.0%
Other Securities		50,009,052
MARINE — 0.0% (c)
Other Securities		550,513
MEDIA — 0.6%
Other Securities		15,183,937
METALS & MINING — 0.4%
Ferroglobe Representation & Warranty Insurance Trust (b)(d)	929	—
Other Securities		10,179,528
		10,179,528
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Other Securities		5,803,909
MULTI-UTILITIES — 0.9%
Other Securities		24,123,654
MULTILINE RETAIL — 0.5%
Other Securities		12,682,398
OIL, GAS & CONSUMABLE FUELS — 4.5%
Chevron Corp.	196,450	21,371,796
Exxon Mobil Corp.	429,107	29,260,806
Other Securities		64,893,342
		115,525,944
PAPER & FOREST PRODUCTS — 0.0% (c)
Other Securities		1,069,880
PERSONAL PRODUCTS — 0.2%
Other Securities		5,687,321
PHARMACEUTICALS — 4.4%
Eli Lilly & Co.	92,879	10,747,958
Johnson & Johnson	274,906	35,476,619
Merck & Co., Inc.	275,579	21,056,991
Pfizer, Inc.	595,271	25,983,579
Other Securities		18,424,847
		111,689,994
PROFESSIONAL SERVICES — 0.4%
Other Securities		11,156,467
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Other Securities		3,395,162

See accompanying notes to financial statements.
38

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ROAD & RAIL — 1.1%
Union Pacific Corp.	80,258	$ 11,094,063
Other Securities		16,493,978
		27,588,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Broadcom, Inc.	44,447	11,301,983
Intel Corp.	499,954	23,462,841
Texas Instruments, Inc.	107,419	10,151,095
Other Securities		52,280,820
		97,196,739
SOFTWARE — 7.1%
Adobe, Inc. (b)	56,327	12,743,420
Microsoft Corp.	828,787	84,179,896
Oracle Corp.	298,351	13,470,548
salesforce.com, Inc. (b)	84,680	11,598,620
Other Securities		59,082,536
		181,075,020
SPECIALTY RETAIL — 2.4%
Home Depot, Inc.	125,638	21,587,121
Other Securities		40,402,851
		61,989,972
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Apple, Inc.	512,307	80,811,306
Other Securities		10,738,814
		91,550,120
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	141,335	10,478,577
Other Securities		10,493,143
		20,971,720
THRIFTS & MORTGAGE FINANCE — 0.2%
Other Securities		5,103,911
TOBACCO — 0.8%
Philip Morris International, Inc.	148,771	9,931,952
Other Securities		9,096,287
		19,028,239
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Other Securities		8,559,053
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Other Security		373,789
WATER UTILITIES — 0.1%
Other Securities		2,848,804
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Other Securities		$ 2,882,905
TOTAL COMMON STOCKS (Cost $2,760,677,811)		2,540,396,294
LIMITED PARTNERSHIPS — 0.0%(c)
CAPITAL MARKETS — 0.0% (c)
Other Security	6,318
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Other Security	100,237
TOTAL LIMITED PARTNERSHIPS (Cost $129,585)	106,555
Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (c)
MEDIA — 0.0% (c)
Other Security		24
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
Other Security		5,402
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Other Security		227
MEDIA — 0.0% (c)
Other Security		132
PHARMACEUTICALS — 0.0% (c)
Other Security		564
TOTAL RIGHTS (Cost $5,950)		6,325
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	15,784,948	15,784,948

See accompanying notes to financial statements.
39

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	7,227,711	$ 7,227,711
TOTAL SHORT-TERM INVESTMENTS (Cost $23,012,659)		23,012,659
TOTAL INVESTMENTS — 100.1% (Cost $2,783,826,019)		2,563,521,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,858,189)
NET ASSETS — 100.0%		$ 2,560,663,668
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	128	03/15/2019	$16,275,967	$16,033,280	$(242,687)
E-Mini S&P MidCap 400 Index (long)	2	03/15/2019	343,314	332,440	$ (10,874)
E-Mini Russell 2000 Index (long)	19	03/15/2019	1,308,224	1,281,550	$ (26,674)
Total unrealized depreciation on open futures contracts purchased					$(280,235)
See accompanying notes to financial statements.
40

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

During the period ended December 31, 2018, average notional value related to futures contracts was $13,103,033 or 1% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,540,395,009	$1,285	$ 0(a)	$2,540,396,294
Limited Partnerships	106,555	—	—	106,555
Preferred Stocks	24	—	—	24
Rights	—	6,325	—	6,325
Short-Term Investments	23,012,659	—	—	23,012,659
TOTAL INVESTMENTS	$2,563,514,247	$7,610	$ 0	$2,563,521,857
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(280,235)	—	—	(280,235)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (280,235)	$ —	$—	$ (280,235)
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	31,091	$ 2,894,261	$ 933,960	$ 185,211	$16,369	$(1,074,266)	40,988	$ 2,585,113	$ 35,440	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,071,013	4,071,013	42,577,116	30,863,181	—	—	15,784,948	15,784,948	142,875	—
State Street Navigator Securities Lending Government Money Market Portfolio	10,078,060	10,078,060	23,630,644	26,480,993	—	—	7,227,711	7,227,711	87,879	—
Total		$17,043,334	$67,141,720	$57,529,385	$16,369	$(1,074,266)		$25,597,772	$266,194	$—
See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.	149,824	$ 48,318,240
Harris Corp.	17,470	2,352,336
L3 Technologies, Inc.	13,197	2,291,791
Lockheed Martin Corp.	41,998	10,996,756
Raytheon Co.	34,893	5,350,842
TransDigm Group, Inc. (a)	13,683	4,653,041
United Technologies Corp.	110,336	11,748,577
		85,711,583
AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	49,227	3,351,866
FedEx Corp.	31,121	5,020,751
United Parcel Service, Inc. Class B	98,970	9,652,544
		18,025,161
AUTO COMPONENTS — 0.1%
Aptiv PLC	45,822	2,821,261
BANKS — 0.9%
Comerica, Inc.	21,183	1,455,060
First Republic Bank	46,300	4,023,470
SVB Financial Group (a)	15,071	2,862,285
US Bancorp	430,619	19,679,288
		28,020,103
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	47,412	2,255,863
Coca-Cola Co.	564,867	26,746,452
Constellation Brands, Inc. Class A	46,953	7,550,981
Monster Beverage Corp. (a)	113,603	5,591,540
PepsiCo, Inc.	244,114	26,969,715
		69,114,551
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	221,684	20,437,048
Alexion Pharmaceuticals, Inc. (a)	62,975	6,131,246
Amgen, Inc.	119,270	23,218,291
Biogen, Inc. (a)	30,718	9,243,661
Celgene Corp. (a)	93,717	6,006,323
Incyte Corp. (a)	24,170	1,536,970
Regeneron Pharmaceuticals, Inc. (a)	13,035	4,868,572
Vertex Pharmaceuticals, Inc. (a)	72,378	11,993,758
		83,435,869
BUILDING PRODUCTS — 0.1%
Allegion PLC	13,842	1,103,346
Masco Corp.	40,963	1,197,758
		2,301,104
CAPITAL MARKETS — 1.7%
Ameriprise Financial, Inc.	21,454	2,239,154
Cboe Global Markets, Inc.	31,520	3,083,602
Charles Schwab Corp.	176,546	7,331,955
E*TRADE Financial Corp.	42,847	1,880,126
Intercontinental Exchange, Inc.	161,266	12,148,168
Moody's Corp.	23,323	3,266,153
Security Description	Shares	Value
MSCI, Inc.	25,138	$ 3,706,095
Nasdaq, Inc.	22,960	1,872,847
Northern Trust Corp.	33,469	2,797,674
S&P Global, Inc.	71,013	12,067,949
T Rowe Price Group, Inc.	34,325	3,168,884
		53,562,607
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	62,166	9,949,668
Celanese Corp. Series A	20,210	1,818,294
CF Industries Holdings, Inc.	27,421	1,193,088
Eastman Chemical Co.	21,581	1,577,787
Ecolab, Inc.	71,963	10,603,748
FMC Corp.	16,941	1,252,956
Linde PLC	104,620	16,324,905
Mosaic Co.	47,615	1,390,834
PPG Industries, Inc.	31,470	3,217,178
Sherwin-Williams Co.	14,401	5,666,218
		52,994,676
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	24,424	4,102,988
Copart, Inc. (a)	39,989	1,910,674
Republic Services, Inc.	26,641	1,920,550
Rollins, Inc.	42,613	1,538,329
Waste Management, Inc.	111,010	9,878,780
		19,351,321
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	14,569	3,069,688
Cisco Systems, Inc.	1,275,599	55,271,705
F5 Networks, Inc. (a)	17,245	2,794,207
Motorola Solutions, Inc.	46,163	5,310,592
		66,446,192
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	10,232	1,758,574
Vulcan Materials Co.	18,064	1,784,723
		3,543,297
CONSUMER FINANCE — 0.4%
American Express Co.	99,056	9,442,018
Discover Financial Services	62,272	3,672,802
		13,114,820
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	11,143	1,000,976
Ball Corp.	64,832	2,980,975
		3,981,951
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	36,325	921,565
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	264,916	54,090,549

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Verizon Communications, Inc.	1,172,458	$ 65,915,589
ELECTRIC UTILITIES — 1.1%
Alliant Energy Corp.	38,320	1,619,020
Eversource Energy	49,746	3,235,480
NextEra Energy, Inc.	135,535	23,558,693
Pinnacle West Capital Corp.	32,025	2,728,530
Xcel Energy, Inc.	66,014	3,252,510
		34,394,233
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	66,246	4,484,854
Eaton Corp. PLC	59,301	4,071,607
Rockwell Automation, Inc.	17,173	2,584,193
		11,140,654
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. Class A	32,634	2,644,007
Keysight Technologies, Inc. (a)	53,490	3,320,659
		5,964,666
ENTERTAINMENT — 2.4%
Electronic Arts, Inc. (a)	41,370	3,264,507
Netflix, Inc. (a)	123,645	33,094,821
Take-Two Interactive Software, Inc. (a)	32,489	3,344,418
Twenty-First Century Fox, Inc. Class A	137,330	6,608,320
Twenty-First Century Fox, Inc. Class B	63,943	3,055,196
Walt Disney Co.	236,339	25,914,571
		75,281,833
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
American Tower Corp. REIT	124,805	19,742,903
Apartment Investment & Management Co. Class A REIT	44,370	1,946,956
AvalonBay Communities, Inc. REIT	26,815	4,667,151
Boston Properties, Inc. REIT	23,392	2,632,770
Crown Castle International Corp. REIT	48,496	5,268,120
Digital Realty Trust, Inc. REIT	32,962	3,512,101
Duke Realty Corp. REIT	68,482	1,773,684
Equinix, Inc. REIT	13,780	4,858,277
Equity Residential REIT	71,427	4,714,896
Essex Property Trust, Inc. REIT	13,928	3,415,285
Extra Space Storage, Inc. REIT	23,824	2,155,595
Federal Realty Investment Trust REIT	10,221	1,206,487
HCP, Inc. REIT	136,267	3,805,937
Host Hotels & Resorts, Inc. REIT	99,518	1,658,965
Mid-America Apartment Communities, Inc. REIT	18,239	1,745,472
Public Storage REIT	42,344	8,570,849
Realty Income Corp. REIT	61,472	3,875,195
Security Description	Shares	Value
Regency Centers Corp. REIT	21,781	$ 1,278,109
SBA Communications Corp. REIT (a)	18,732	3,032,523
Simon Property Group, Inc. REIT	58,615	9,846,734
UDR, Inc. REIT	43,237	1,713,050
Vornado Realty Trust REIT	25,169	1,561,233
Welltower, Inc. REIT	106,102	7,364,540
		100,346,832
FOOD & STAPLES RETAILING — 0.2%
Sysco Corp.	85,921	5,383,810
FOOD PRODUCTS — 0.6%
Hershey Co.	24,372	2,612,191
Hormel Foods Corp.	77,840	3,322,211
Kellogg Co.	72,317	4,122,792
Lamb Weston Holdings, Inc.	41,179	3,029,128
McCormick & Co., Inc.	34,730	4,835,805
		17,922,127
HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
Abbott Laboratories	498,165	36,032,274
ABIOMED, Inc. (a)	12,643	4,109,481
Align Technology, Inc. (a)	10,579	2,215,560
Baxter International, Inc.	60,731	3,997,314
Becton Dickinson and Co.	47,843	10,779,985
Boston Scientific Corp. (a)	391,946	13,851,372
Cooper Cos., Inc.	6,066	1,543,797
Danaher Corp.	97,721	10,076,990
Edwards Lifesciences Corp. (a)	59,158	9,061,231
Hologic, Inc. (a)	42,245	1,736,269
IDEXX Laboratories, Inc. (a)	24,292	4,518,798
Intuitive Surgical, Inc. (a)	32,385	15,509,824
Medtronic PLC	380,963	34,652,394
ResMed, Inc.	40,671	4,631,207
Stryker Corp.	51,770	8,114,947
Varian Medical Systems, Inc. (a)	25,999	2,945,947
Zimmer Biomet Holdings, Inc.	58,204	6,036,919
		169,814,309
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cigna Corp.	61,436	11,667,925
DaVita, Inc. (a)	35,949	1,849,936
HCA Healthcare, Inc.	75,974	9,454,964
Henry Schein, Inc. (a)	19,610	1,539,777
Humana, Inc.	38,820	11,121,154
Universal Health Services, Inc. Class B	13,897	1,619,834
WellCare Health Plans, Inc. (a)	14,313	3,379,156
		40,632,746
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	92,878	4,870,522
HOTELS, RESTAURANTS & LEISURE — 2.3%
Chipotle Mexican Grill, Inc. (a)	6,998	3,021,666

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	24,767	$ 2,473,233
Hilton Worldwide Holdings, Inc.	84,571	6,072,198
Marriott International, Inc. Class A	32,299	3,506,379
McDonald's Corp.	218,688	38,832,428
Starbucks Corp.	179,116	11,535,070
Yum! Brands, Inc.	88,292	8,115,801
		73,556,775
HOUSEHOLD DURABLES — 0.1%
Garmin, Ltd.	21,379	1,353,718
Newell Brands, Inc. (b)	63,743	1,184,983
		2,538,701
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	70,291	4,622,336
Clorox Co.	36,377	5,607,151
Colgate-Palmolive Co.	139,706	8,315,301
Kimberly-Clark Corp.	52,788	6,014,665
Procter & Gamble Co.	395,761	36,378,351
		60,937,804
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	82,745	3,276,702
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	84,087	16,021,937
Honeywell International, Inc.	104,822	13,849,083
Roper Technologies, Inc.	29,262	7,798,908
		37,669,928
INSURANCE — 0.8%
Aon PLC	43,271	6,289,873
Arthur J Gallagher & Co.	35,153	2,590,776
Cincinnati Financial Corp.	20,681	1,601,123
Marsh & McLennan Cos., Inc.	89,619	7,147,115
Progressive Corp.	88,132	5,317,004
Torchmark Corp.	12,621	940,643
		23,886,534
INTERACTIVE MEDIA & SERVICES — 8.8%
Alphabet, Inc. Class A (a)	84,836	88,650,226
Alphabet, Inc. Class C (a)	87,241	90,347,652
Facebook, Inc. Class (a)	681,756	89,371,394
TripAdvisor, Inc. (a)	19,554	1,054,743
Twitter, Inc. (a)	206,328	5,929,867
		275,353,882
INTERNET & DIRECT MARKETING RETAIL — 6.1%
Amazon.com, Inc. (a)	116,493	174,968,991
Booking Holdings, Inc. (a)	6,257	10,777,182
eBay, Inc. (a)	98,111	2,753,976
Expedia Group, Inc.	20,096	2,263,814
		190,763,963
IT SERVICES — 7.0%
Accenture PLC Class A	83,058	11,712,009
Akamai Technologies, Inc. (a)	46,464	2,838,021
Security Description	Shares	Value
Alliance Data Systems Corp.	13,366	$ 2,005,969
Automatic Data Processing, Inc.	123,977	16,255,864
Broadridge Financial Solutions, Inc.	33,358	3,210,708
Fidelity National Information Services, Inc.	92,665	9,502,796
Fiserv, Inc. (a)	112,678	8,280,706
FleetCor Technologies, Inc. (a)	15,141	2,811,987
Gartner, Inc. (a)	25,582	3,270,403
Global Payments, Inc.	45,171	4,658,485
Jack Henry & Associates, Inc.	10,592	1,340,100
Mastercard, Inc. Class A	257,806	48,635,102
Paychex, Inc.	56,524	3,682,539
PayPal Holdings, Inc. (a)	334,093	28,093,880
Total System Services, Inc.	32,508	2,642,575
VeriSign, Inc. (a)	30,325	4,496,894
Visa, Inc. Class A (b)	498,577	65,782,249
Western Union Co.	51,941	886,113
		220,106,400
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	18,159	1,475,419
Mattel, Inc. (a) (b)	48,295	482,467
		1,957,886
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	48,214	3,252,517
Illumina, Inc. (a)	41,614	12,481,287
IQVIA Holdings, Inc. (a)	33,022	3,836,166
Mettler-Toledo International, Inc. (a)	4,559	2,578,479
PerkinElmer, Inc.	16,504	1,296,389
Thermo Fisher Scientific, Inc.	114,190	25,554,580
Waters Corp. (a)	12,926	2,438,490
		51,437,908
MACHINERY — 0.5%
Flowserve Corp.	19,810	753,176
Illinois Tool Works, Inc.	34,801	4,408,939
Ingersoll-Rand PLC	69,396	6,330,997
Xylem, Inc.	51,229	3,417,999
		14,911,111
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	21,431	6,107,192
Comcast Corp. Class A	591,994	20,157,396
		26,264,588
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	186,013	1,917,794
MULTI-UTILITIES — 0.5%
Ameren Corp.	69,656	4,543,661
CMS Energy Corp.	45,233	2,245,818
Dominion Energy, Inc.	100,150	7,156,719
WEC Energy Group, Inc.	43,204	2,992,309
		16,938,507

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Dollar General Corp.	74,282	$ 8,028,399
Macy's, Inc.	36,849	1,097,363
Nordstrom, Inc.	15,868	739,607
		9,865,369
OIL, GAS & CONSUMABLE FUELS — 3.6%
Anadarko Petroleum Corp.	143,851	6,306,428
Apache Corp.	108,276	2,842,245
Cabot Oil & Gas Corp.	84,898	1,897,470
Cimarex Energy Co.	15,248	940,039
Concho Resources, Inc. (a)	31,436	3,231,306
ConocoPhillips	326,288	20,344,057
Devon Energy Corp.	133,599	3,011,321
Diamondback Energy, Inc.	44,003	4,079,078
Exxon Mobil Corp.	672,705	45,871,754
Hess Corp.	39,061	1,581,971
HollyFrontier Corp.	45,522	2,327,085
Marathon Oil Corp.	237,151	3,400,745
Newfield Exploration Co. (a)	26,294	385,470
Occidental Petroleum Corp.	213,878	13,127,832
ONEOK, Inc.	66,903	3,609,417
		112,956,218
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	42,666	5,550,847
PHARMACEUTICALS — 7.5%
Bristol-Myers Squibb Co.	235,658	12,249,503
Eli Lilly & Co.	267,412	30,944,917
Johnson & Johnson	448,980	57,940,869
Merck & Co., Inc.	737,831	56,377,667
Pfizer, Inc.	1,640,279	71,598,178
Zoetis, Inc.	74,599	6,381,198
		235,492,332
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	20,719	1,929,561
IHS Markit, Ltd. (a)	102,363	4,910,353
Robert Half International, Inc.	15,308	875,618
Verisk Analytics, Inc. (a)	30,810	3,359,522
		11,075,054
ROAD & RAIL — 1.7%
CSX Corp.	227,219	14,117,117
JB Hunt Transport Services, Inc.	16,732	1,556,745
Kansas City Southern	12,725	1,214,601
Norfolk Southern Corp.	53,160	7,949,546
Union Pacific Corp.	208,941	28,881,915
		53,719,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Micro Devices, Inc. (a) (b)	250,884	4,631,319
Analog Devices, Inc.	56,991	4,891,538
Broadcom, Inc.	117,269	29,819,161
Intel Corp.	867,439	40,708,912
KLA-Tencor Corp.	24,021	2,149,639
Maxim Integrated Products, Inc.	46,541	2,366,610
Security Description	Shares	Value
Microchip Technology, Inc. (b)	34,440	$ 2,476,925
NVIDIA Corp.	91,557	12,222,859
QUALCOMM, Inc. (b)	178,399	10,152,687
Skyworks Solutions, Inc.	30,887	2,070,047
Texas Instruments, Inc.	179,635	16,975,507
Xilinx, Inc.	71,409	6,081,905
		134,547,109
SOFTWARE — 11.0%
Adobe, Inc. (a)	138,429	31,318,177
ANSYS, Inc. (a)	23,884	3,413,979
Autodesk, Inc. (a)	61,926	7,964,303
Cadence Design Systems, Inc. (a)	47,543	2,067,170
Citrix Systems, Inc.	36,535	3,743,376
Fortinet, Inc. (a)	41,471	2,920,802
Intuit, Inc.	73,554	14,479,105
Microsoft Corp.	2,192,342	222,676,177
Oracle Corp.	361,646	16,328,317
Red Hat, Inc. (a)	50,016	8,784,810
salesforce.com, Inc. (a)	216,965	29,717,696
Synopsys, Inc. (a)	24,275	2,044,926
		345,458,838
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	13,497	2,125,238
AutoZone, Inc. (a)	7,186	6,024,311
CarMax, Inc. (a) (b)	22,372	1,403,396
Foot Locker, Inc.	16,068	854,818
Home Depot, Inc.	147,348	25,317,333
Lowe's Cos., Inc.	104,545	9,655,776
O'Reilly Automotive, Inc. (a)	22,678	7,808,716
Ross Stores, Inc.	60,700	5,050,240
Tiffany & Co.	12,363	995,345
TJX Cos., Inc.	350,619	15,686,694
Tractor Supply Co.	34,850	2,907,884
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,054	3,930,661
		81,760,412
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NetApp, Inc.	71,891	4,289,736
Seagate Technology PLC	47,615	1,837,463
		6,127,199
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (b)	43,007	538,878
NIKE, Inc. Class B	183,890	13,633,605
Tapestry, Inc.	55,400	1,869,750
Under Armour, Inc. Class A (a)	34,778	614,527
Under Armour, Inc. Class C (a) (b)	35,675	576,865
VF Corp.	92,784	6,619,210
		23,852,835
TOBACCO — 0.5%
Philip Morris International, Inc.	225,412	15,048,505

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (b)	81,916	$ 4,283,387
United Rentals, Inc. (a)	12,322	1,263,375
W.W. Grainger, Inc.	12,997	3,669,833
		9,216,595
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	32,430	2,943,671
TOTAL COMMON STOCKS (Cost $3,245,063,017)		3,138,237,322
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	1,954,026	1,954,026
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	226,597	226,597
TOTAL SHORT-TERM INVESTMENTS (Cost $2,180,623)		2,180,623
TOTAL INVESTMENTS — 100.0% (Cost $3,247,243,640)		3,140,417,945
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		239,865
NET ASSETS — 100.0%		$ 3,140,657,810

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,138,237,322	$—	$—	$3,138,237,322
Short-Term Investments	2,180,623	—	—	2,180,623
TOTAL INVESTMENTS	$3,140,417,945	$—	$—	$3,140,417,945
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,739,848	$1,739,848	$63,656,822	$63,442,644	$—	$—	1,954,026	$1,954,026	$30,651	$—
State Street Navigator Securities Lending Government Money Market Portfolio	34,656	34,656	2,850,185	2,658,244	—	—	226,597	226,597	2,941	—
Total		$1,774,504	$66,507,007	$66,100,888	$—	$—		$2,180,623	$33,592	$—
See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 2.2%
Ford Motor Co.	1,228,782	$ 9,400,183
General Motors Co.	328,727	10,995,918
		20,396,101
BANKS — 1.1%
People's United Financial, Inc.	704,736	10,169,341
BEVERAGES — 1.4%
Coca-Cola Co.	287,201	13,598,967
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	142,007	13,091,625
CAPITAL MARKETS — 0.9%
Invesco, Ltd.	495,284	8,291,054
CHEMICALS — 1.1%
LyondellBasell Industries NV Class A	119,949	9,974,959
CONTAINERS & PACKAGING — 1.1%
International Paper Co.	245,010	9,888,604
DIVERSIFIED CONSUMER SERVICES — 1.4%
H&R Block, Inc. (a)	519,385	13,176,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	410,325	11,710,675
CenturyLink, Inc.	693,604	10,508,101
Verizon Communications, Inc.	252,094	14,172,725
		36,391,501
ELECTRIC UTILITIES — 12.8%
American Electric Power Co., Inc.	188,183	14,064,797
Duke Energy Corp.	162,721	14,042,822
Edison International	196,485	11,154,454
Entergy Corp.	164,572	14,164,712
Exelon Corp.	311,772	14,060,917
FirstEnergy Corp.	376,168	14,125,108
Pinnacle West Capital Corp.	164,585	14,022,642
PPL Corp.	456,920	12,944,544
Southern Co.	273,414	12,008,343
		120,588,339
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	167,846	11,524,306
ENERGY EQUIPMENT & SERVICES — 1.1%
Helmerich & Payne, Inc.	219,567	10,526,042
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 24.8%
Apartment Investment & Management Co. Class A REIT	312,960	13,732,685
Crown Castle International Corp. REIT	120,398	13,078,835
Digital Realty Trust, Inc. REIT	112,795	12,018,307
Extra Space Storage, Inc. REIT	138,727	12,552,019
HCP, Inc. REIT	501,941	14,019,212
Host Hotels & Resorts, Inc. REIT	614,676	10,246,649
Iron Mountain, Inc. REIT	370,837	12,018,827
Kimco Realty Corp. REIT	779,728	11,423,015
Security Description	Shares	Value
Macerich Co. REIT	227,045	$ 9,826,508
Mid-America Apartment Communities, Inc. REIT	133,203	12,747,527
Public Storage REIT	59,199	11,982,470
Realty Income Corp. REIT	236,487	14,908,140
Regency Centers Corp. REIT	213,198	12,510,459
Simon Property Group, Inc. REIT	76,500	12,851,235
SL Green Realty Corp. REIT	129,994	10,279,926
UDR, Inc. REIT	355,648	14,090,774
Ventas, Inc. REIT	225,280	13,199,155
Welltower, Inc. REIT	205,306	14,250,289
Weyerhaeuser Co. REIT	375,975	8,218,813
		233,954,845
FOOD PRODUCTS — 2.2%
General Mills, Inc.	301,707	11,748,470
Kraft Heinz Co.	217,692	9,369,464
		21,117,934
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	264,011	11,774,891
HOUSEHOLD DURABLES — 2.3%
Garmin, Ltd.	204,722	12,962,997
Newell Brands, Inc. (a)	491,753	9,141,688
		22,104,685
HOUSEHOLD PRODUCTS — 3.1%
Kimberly-Clark Corp.	122,302	13,935,090
Procter & Gamble Co.	164,565	15,126,815
		29,061,905
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.5%
AES Corp.	991,462	14,336,541
INSURANCE — 3.5%
MetLife, Inc.	289,482	11,886,131
Principal Financial Group, Inc.	237,182	10,476,329
Prudential Financial, Inc.	132,481	10,803,825
		33,166,285
IT SERVICES — 2.2%
International Business Machines Corp.	88,697	10,082,188
Western Union Co.	642,888	10,967,669
		21,049,857
MEDIA — 1.3%
Interpublic Group of Cos., Inc.	595,145	12,277,841
MULTI-UTILITIES — 8.4%
CenterPoint Energy, Inc.	465,372	13,137,451
Consolidated Edison, Inc.	167,515	12,808,197
Dominion Energy, Inc.	183,277	13,096,974
DTE Energy Co.	121,787	13,433,106
Public Service Enterprise Group, Inc.	254,033	13,222,418
WEC Energy Group, Inc.	201,718	13,970,989
		79,669,135

See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 3.4%
Kohl's Corp.	178,458	$ 11,838,904
Macy's, Inc.	330,006	9,827,579
Target Corp.	163,660	10,816,289
		32,482,772
OIL, GAS & CONSUMABLE FUELS — 6.7%
Chevron Corp.	104,806	11,401,845
Exxon Mobil Corp.	156,343	10,661,029
Kinder Morgan, Inc.	736,491	11,327,232
Occidental Petroleum Corp.	155,600	9,550,728
ONEOK, Inc.	184,550	9,956,472
Williams Cos., Inc.	445,540	9,824,157
		62,721,463
PHARMACEUTICALS — 1.6%
Pfizer, Inc.	344,794	15,050,258
PROFESSIONAL SERVICES — 1.1%
Nielsen Holdings PLC	440,102	10,267,580
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
QUALCOMM, Inc. (a)	220,912	12,572,102
SPECIALTY RETAIL — 1.1%
L Brands, Inc. (a)	414,223	10,633,104
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Seagate Technology PLC	233,328	9,004,128
Xerox Corp.	523,252	10,339,459
		19,343,587
Security Description	Shares	Value
TOBACCO — 2.3%
Altria Group, Inc.	224,231	$ 11,074,769
Philip Morris International, Inc.	155,295	10,367,494
		21,442,263
TOTAL COMMON STOCKS (Cost $1,021,434,010)		940,644,685
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $1,053,753)	1,053,753	1,053,753
TOTAL INVESTMENTS — 99.8% (Cost $1,022,487,763)		941,698,438
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,446,937
NET ASSETS — 100.0%		$ 943,145,375
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$940,644,685	$—	$—	$940,644,685
Short-Term Investment	1,053,753	—	—	1,053,753
TOTAL INVESTMENTS	$941,698,438	$—	$—	$941,698,438
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	330,421	$330,421	$29,487,270	$28,763,938	$—	$—	1,053,753	$1,053,753	$5,810	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	7,295,919	7,295,919	—	—	—	—	198	—
Total		$330,421	$36,783,189	$36,059,857	$—	$—		$1,053,753	$6,008	$—
See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc.	95,660	$ 1,612,827
General Dynamics Corp.	62,282	9,791,353
Harris Corp.	12,572	1,692,820
Huntington Ingalls Industries, Inc.	9,516	1,810,990
L3 Technologies, Inc.	7,226	1,254,867
Lockheed Martin Corp.	22,045	5,772,263
Northrop Grumman Corp.	38,876	9,520,732
Raytheon Co.	36,348	5,573,966
Textron, Inc.	53,996	2,483,276
United Technologies Corp.	94,364	10,047,879
		49,560,973
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	30,593	2,572,565
FedEx Corp.	29,948	4,831,511
United Parcel Service, Inc. Class B	77,779	7,585,786
		14,989,862
AIRLINES — 0.9%
Alaska Air Group, Inc.	27,433	1,669,298
American Airlines Group, Inc.	91,145	2,926,666
Delta Air Lines, Inc.	139,703	6,971,180
Southwest Airlines Co.	113,599	5,280,081
United Continental Holdings, Inc. (a)	51,444	4,307,406
		21,154,631
AUTO COMPONENTS — 0.2%
Aptiv PLC	22,874	1,408,352
BorgWarner, Inc.	46,338	1,609,782
Goodyear Tire & Rubber Co.	51,791	1,057,055
		4,075,189
AUTOMOBILES — 0.8%
Ford Motor Co.	874,707	6,691,509
General Motors Co.	293,564	9,819,716
Harley-Davidson, Inc.	36,253	1,236,952
		17,748,177
BANKS — 10.9%
Bank of America Corp.	2,040,303	50,273,066
BB&T Corp.	172,523	7,473,696
Citigroup, Inc.	545,511	28,399,303
Citizens Financial Group, Inc.	104,050	3,093,407
Comerica, Inc.	19,375	1,330,869
Fifth Third Bancorp	145,761	3,429,756
Huntington Bancshares, Inc.	236,044	2,813,645
JPMorgan Chase & Co.	743,283	72,559,286
KeyCorp	229,989	3,399,237
M&T Bank Corp.	31,249	4,472,669
People's United Financial, Inc.	83,894	1,210,590
PNC Financial Services Group, Inc.	103,180	12,062,774
Regions Financial Corp.	229,842	3,075,286
SunTrust Banks, Inc.	100,856	5,087,177
Wells Fargo & Co.	947,124	43,643,474
Security Description	Shares	Value
Zions Bancorp	42,704	$ 1,739,761
		244,063,996
BEVERAGES — 1.6%
Coca-Cola Co.	410,841	19,453,321
Molson Coors Brewing Co. Class B	41,681	2,340,805
PepsiCo, Inc.	123,073	13,597,105
		35,391,231
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	161,418	14,881,126
Amgen, Inc.	48,427	9,427,284
Biogen, Inc. (a)	20,649	6,213,697
Celgene Corp. (a)	83,150	5,329,084
Gilead Sciences, Inc.	289,086	18,082,329
Incyte Corp. (a)	20,392	1,296,727
Regeneron Pharmaceuticals, Inc. (a)	7,064	2,638,404
		57,868,651
BUILDING PRODUCTS — 0.5%
Allegion PLC	10,680	851,303
AO Smith Corp.	32,020	1,367,254
Fortune Brands Home & Security, Inc.	31,429	1,193,988
Johnson Controls International PLC	207,205	6,143,628
Masco Corp.	36,004	1,052,757
		10,608,930
CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc.	11,669	1,137,027
Ameriprise Financial, Inc.	14,265	1,488,838
Bank of New York Mellon Corp.	203,530	9,580,157
BlackRock, Inc.	27,180	10,676,847
Charles Schwab Corp.	129,398	5,373,899
CME Group, Inc.	79,944	15,039,065
E*TRADE Financial Corp.	23,174	1,016,875
Franklin Resources, Inc.	66,124	1,961,238
Goldman Sachs Group, Inc.	77,359	12,922,821
Invesco, Ltd.	91,488	1,531,509
Moody's Corp.	18,892	2,645,636
Morgan Stanley	292,386	11,593,105
Nasdaq, Inc.	7,604	620,258
Northern Trust Corp.	23,130	1,933,437
Raymond James Financial, Inc.	28,712	2,136,460
State Street Corp. (b)	85,125	5,368,834
T Rowe Price Group, Inc.	26,756	2,470,114
		87,496,120
CHEMICALS — 2.5%
Albemarle Corp. (c)	23,615	1,820,008
Celanese Corp. Series A	14,019	1,261,289
CF Industries Holdings, Inc.	29,207	1,270,797
DowDuPont, Inc.	512,497	27,408,340
Eastman Chemical Co.	14,316	1,046,643
FMC Corp.	16,810	1,243,268
International Flavors & Fragrances, Inc.	22,502	3,021,344
Linde PLC	40,708	6,352,076

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV Class A	70,612	$ 5,872,094
Mosaic Co.	41,831	1,221,883
PPG Industries, Inc.	28,830	2,947,291
Sherwin-Williams Co.	6,964	2,740,055
		56,205,088
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Copart, Inc. (a)	14,619	698,496
Republic Services, Inc.	27,592	1,989,107
		2,687,603
COMMUNICATIONS EQUIPMENT — 0.1%
Juniper Networks, Inc.	76,763	2,065,692
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	31,231	1,005,638
Jacobs Engineering Group, Inc.	26,607	1,555,445
Quanta Services, Inc.	32,474	977,468
		3,538,551
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (c)	6,029	1,036,204
Vulcan Materials Co.	15,285	1,510,158
		2,546,362
CONSUMER FINANCE — 0.9%
American Express Co.	78,376	7,470,800
Capital One Financial Corp.	106,002	8,012,691
Discover Financial Services	26,104	1,539,614
Synchrony Financial	147,010	3,448,855
		20,471,960
CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.	10,646	956,330
Ball Corp.	24,877	1,143,845
International Paper Co.	90,065	3,635,023
Packaging Corp. of America	20,963	1,749,572
Sealed Air Corp.	34,908	1,216,195
WestRock Co.	56,420	2,130,419
		10,831,384
DISTRIBUTORS — 0.2%
Genuine Parts Co.	32,612	3,131,404
LKQ Corp. (a)	70,760	1,679,135
		4,810,539
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	19,681	499,307
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. Class B (a)	226,105	46,166,119
Jefferies Financial Group, Inc.	62,449	1,084,115
		47,250,234
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	1,626,944	46,432,982
Security Description	Shares	Value
CenturyLink, Inc.	211,409	$ 3,202,846
		49,635,828
ELECTRIC UTILITIES — 3.1%
Alliant Energy Corp.	22,563	953,287
American Electric Power Co., Inc.	110,319	8,245,242
Duke Energy Corp.	159,319	13,749,230
Edison International	73,206	4,155,905
Entergy Corp.	40,244	3,463,801
Evergy, Inc.	58,536	3,323,089
Eversource Energy	31,701	2,061,833
Exelon Corp.	216,302	9,755,220
FirstEnergy Corp.	108,061	4,057,690
PG&E Corp. (a)	115,329	2,739,064
PPL Corp.	161,694	4,580,791
Southern Co.	230,139	10,107,705
Xcel Energy, Inc.	62,879	3,098,048
		70,290,905
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	50,105	3,440,209
Emerson Electric Co.	140,168	8,375,038
Rockwell Automation, Inc.	13,435	2,021,699
		13,836,946
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	41,572	3,368,163
Corning, Inc.	179,616	5,426,199
FLIR Systems, Inc.	30,772	1,339,813
IPG Photonics Corp. (a)	7,955	901,222
TE Connectivity, Ltd.	76,987	5,822,527
		16,857,924
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes a GE Co.	114,122	2,453,623
Halliburton Co.	196,575	5,224,963
Helmerich & Payne, Inc.	24,193	1,159,812
National Oilwell Varco, Inc.	85,268	2,191,388
Schlumberger, Ltd.	309,646	11,172,028
TechnipFMC PLC	94,576	1,851,798
		24,053,612
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	170,761	7,952,340
Electronic Arts, Inc. (a)	34,908	2,754,590
Twenty-First Century Fox, Inc. Class A	128,032	6,160,900
Twenty-First Century Fox, Inc. Class B	58,466	2,793,506
Viacom, Inc. Class B	78,557	2,018,915
Walt Disney Co.	146,353	16,047,606
		37,727,857
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	23,864	2,750,087
AvalonBay Communities, Inc. REIT	9,860	1,716,133

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Boston Properties, Inc. REIT	16,119	$ 1,814,193
Crown Castle International Corp. REIT	54,874	5,960,963
Digital Realty Trust, Inc. REIT	20,137	2,145,597
Duke Realty Corp. REIT	26,317	681,610
Equinix, Inc. REIT	7,164	2,525,740
Equity Residential REIT	26,246	1,732,499
Essex Property Trust, Inc. REIT	3,824	937,683
Extra Space Storage, Inc. REIT	9,546	863,722
Federal Realty Investment Trust REIT	8,544	1,008,534
Host Hotels & Resorts, Inc. REIT	87,473	1,458,175
Iron Mountain, Inc. REIT	63,653	2,062,994
Kimco Realty Corp. REIT	93,734	1,373,203
Macerich Co. REIT	23,484	1,016,388
Mid-America Apartment Communities, Inc. REIT	11,149	1,066,959
Prologis, Inc. REIT	140,826	8,269,303
Realty Income Corp. REIT	17,710	1,116,438
Regency Centers Corp. REIT	20,690	1,214,089
SBA Communications Corp. REIT (a)	10,543	1,706,806
Simon Property Group, Inc. REIT	22,959	3,856,882
SL Green Realty Corp. REIT	18,985	1,501,334
UDR, Inc. REIT	28,209	1,117,641
Ventas, Inc. REIT	79,971	4,685,501
Vornado Realty Trust REIT	18,862	1,170,010
Weyerhaeuser Co. REIT	166,590	3,641,657
		57,394,141
FOOD & STAPLES RETAILING — 3.1%
Costco Wholesale Corp.	97,883	19,939,746
Kroger Co.	179,131	4,926,102
Sysco Corp.	39,292	2,462,037
Walmart, Inc.	317,960	29,617,974
Walgreens Boots Alliance, Inc.	179,736	12,281,361
		69,227,220
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	125,785	5,153,411
Campbell Soup Co. (c)	42,844	1,413,424
Conagra Brands, Inc.	107,920	2,305,171
General Mills, Inc.	133,806	5,210,406
Hershey Co.	12,203	1,307,918
J.M. Smucker Co.	25,336	2,368,663
Kraft Heinz Co.	139,484	6,003,391
Mondelez International, Inc. Class A	325,011	13,010,190
Tyson Foods, Inc. Class A	65,585	3,502,239
		40,274,813
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Align Technology, Inc. (a)	7,955	1,666,016
Baxter International, Inc.	62,731	4,128,954
Becton Dickinson and Co.	22,083	4,975,742
Cooper Cos., Inc.	6,264	1,594,188
Danaher Corp.	60,838	6,273,614
DENTSPLY SIRONA, Inc.	49,511	1,842,304
Security Description	Shares	Value
Hologic, Inc. (a)	26,956	$ 1,107,892
Stryker Corp.	28,347	4,443,392
		26,032,102
HEALTH CARE PROVIDERS & SERVICES — 5.3%
AmerisourceBergen Corp.	34,906	2,597,006
Anthem, Inc.	57,824	15,186,317
Cardinal Health, Inc.	66,254	2,954,928
Centene Corp. (a)	46,048	5,309,335
Cigna Corp.	37,193	7,063,762
CVS Health Corp.	288,958	18,932,528
Henry Schein, Inc. (a)	18,651	1,464,477
Laboratory Corp. of America Holdings (a)	22,464	2,838,551
McKesson Corp.	43,843	4,843,336
Quest Diagnostics, Inc.	30,279	2,521,332
UnitedHealth Group, Inc.	215,018	53,565,284
Universal Health Services, Inc. Class B	8,166	951,829
		118,228,685
HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	89,886	4,431,380
Darden Restaurants, Inc.	8,273	826,142
Marriott International, Inc. Class A	37,793	4,102,808
MGM Resorts International	111,396	2,702,467
Norwegian Cruise Line Holdings, Ltd. (a)	48,930	2,074,142
Royal Caribbean Cruises, Ltd.	38,101	3,725,897
Starbucks Corp.	136,062	8,762,393
Wynn Resorts, Ltd.	21,783	2,154,556
		28,779,785
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	76,077	2,636,829
Garmin, Ltd.	10,171	644,028
Leggett & Platt, Inc.	28,962	1,037,998
Lennar Corp. Class A	65,019	2,545,494
Mohawk Industries, Inc. (a)	13,995	1,636,855
Newell Brands, Inc. (c)	45,791	851,255
PulteGroup, Inc.	57,485	1,494,035
Whirlpool Corp.	14,198	1,517,340
		12,363,834
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	83,736	4,983,967
Kimberly-Clark Corp.	35,806	4,079,736
Procter & Gamble Co.	244,848	22,506,428
		31,570,131
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	147,244	2,129,148
INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	63,749	12,146,734
General Electric Co.	1,944,301	14,718,359

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	82,729	$ 10,930,155
		37,795,248
INSURANCE — 4.2%
Aflac, Inc.	170,455	7,765,930
Allstate Corp.	77,190	6,378,210
American International Group, Inc.	198,039	7,804,717
Aon PLC	19,828	2,882,198
Arthur J Gallagher & Co.	13,430	989,791
Assurant, Inc.	11,581	1,035,805
Brighthouse Financial, Inc. (a)	26,358	803,392
Chubb, Ltd.	102,998	13,305,282
Cincinnati Financial Corp.	17,531	1,357,250
Everest Re Group, Ltd.	9,038	1,968,115
Hartford Financial Services Group, Inc.	79,803	3,547,243
Lincoln National Corp.	47,507	2,437,584
Loews Corp.	61,480	2,798,570
Marsh & McLennan Cos., Inc.	41,443	3,305,079
MetLife, Inc.	220,826	9,067,116
Principal Financial Group, Inc.	58,567	2,586,904
Progressive Corp.	60,964	3,677,958
Prudential Financial, Inc.	92,413	7,536,280
Torchmark Corp.	12,519	933,041
Travelers Cos., Inc.	59,283	7,099,139
Unum Group	48,666	1,429,807
Willis Towers Watson PLC	29,143	4,425,656
		93,135,067
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
TripAdvisor, Inc. (a)	9,490	511,891
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Booking Holdings, Inc. (a)	5,373	9,254,563
eBay, Inc. (a)	124,716	3,500,778
Expedia Group, Inc.	9,964	1,122,444
		13,877,785
IT SERVICES — 2.3%
Accenture PLC Class A	77,006	10,858,616
Cognizant Technology Solutions Corp. Class A	129,589	8,226,310
DXC Technology Co.	62,260	3,310,364
FleetCor Technologies, Inc. (a)	7,855	1,458,831
International Business Machines Corp.	203,021	23,077,397
Jack Henry & Associates, Inc.	8,952	1,132,607
Paychex, Inc.	26,988	1,758,268
Total System Services, Inc.	11,937	970,359
Western Union Co.	57,085	973,870
		51,766,622
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	11,173	907,806
Security Description	Shares	Value
Mattel, Inc. (a) (c)	39,151	$ 391,119
		1,298,925
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	33,317	2,247,565
IQVIA Holdings, Inc. (a)	9,537	1,107,913
Mettler-Toledo International, Inc. (a)	1,991	1,126,070
PerkinElmer, Inc.	12,206	958,781
Waters Corp. (a)	6,764	1,276,029
		6,716,358
MACHINERY — 2.7%
Caterpillar, Inc.	131,924	16,763,583
Cummins, Inc.	33,135	4,428,161
Deere & Co.	71,904	10,725,920
Dover Corp.	32,500	2,305,875
Flowserve Corp.	13,707	521,140
Fortive Corp.	65,381	4,423,678
Illinois Tool Works, Inc.	41,075	5,203,792
PACCAR, Inc.	77,716	4,440,692
Parker-Hannifin Corp.	29,441	4,390,831
Pentair PLC	35,514	1,341,719
Snap-on, Inc.	12,381	1,798,835
Stanley Black & Decker, Inc.	33,609	4,024,342
		60,368,568
MEDIA — 1.7%
CBS Corp. Class B	74,809	3,270,650
Charter Communications, Inc. Class A (a)	22,574	6,432,913
Comcast Corp. Class A	547,829	18,653,577
Discovery, Inc. Class A (a)	34,887	863,104
Discovery, Inc. Class C (a)	80,105	1,848,823
DISH Network Corp. Class A (a)	50,975	1,272,846
Interpublic Group of Cos., Inc.	85,496	1,763,782
News Corp. Class A	85,616	971,742
News Corp. Class B	32,739	378,135
Omnicom Group, Inc.	49,786	3,646,327
		39,101,899
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	177,197	1,826,901
Newmont Mining Corp.	118,464	4,104,778
Nucor Corp.	69,826	3,617,685
		9,549,364
MULTI-UTILITIES — 1.7%
CenterPoint Energy, Inc.	111,416	3,145,274
CMS Energy Corp.	27,714	1,376,000
Consolidated Edison, Inc.	69,918	5,345,930
Dominion Energy, Inc.	77,927	5,568,664
DTE Energy Co.	40,807	4,501,012
NiSource, Inc.	80,780	2,047,773
Public Service Enterprise Group, Inc.	113,348	5,899,763
SCANA Corp.	16,611	793,674
Sempra Energy (c)	61,388	6,641,568

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc.	36,490	$ 2,527,297
		37,846,955
MULTILINE RETAIL — 0.8%
Dollar Tree, Inc. (a)	53,409	4,823,901
Kohl's Corp.	36,716	2,435,740
Macy's, Inc.	39,651	1,180,807
Nordstrom, Inc. (c)	12,922	602,294
Target Corp.	116,846	7,722,352
		16,765,094
OIL, GAS & CONSUMABLE FUELS — 6.1%
Cabot Oil & Gas Corp.	29,684	663,437
Chevron Corp.	427,132	46,467,690
Cimarex Energy Co.	9,337	575,626
Concho Resources, Inc. (a)	20,026	2,058,473
EOG Resources, Inc.	129,634	11,305,381
Exxon Mobil Corp.	416,052	28,370,586
Hess Corp.	24,887	1,007,924
Kinder Morgan, Inc.	425,017	6,536,761
Marathon Petroleum Corp.	154,592	9,122,474
Newfield Exploration Co. (a)	24,057	352,676
Noble Energy, Inc.	106,690	2,001,504
ONEOK, Inc.	39,287	2,119,534
Phillips 66	94,947	8,179,684
Pioneer Natural Resources Co.	38,214	5,025,905
Valero Energy Corp.	95,081	7,128,223
Williams Cos., Inc.	271,525	5,987,126
		136,903,004
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a) (c)	100,212	657,391
Estee Lauder Cos., Inc. Class A	15,610	2,030,861
		2,688,252
PHARMACEUTICALS — 2.7%
Allergan PLC	70,935	9,481,172
Bristol-Myers Squibb Co.	178,949	9,301,769
Johnson & Johnson	245,617	31,696,874
Mylan NV (a)	114,681	3,142,259
Nektar Therapeutics (a)	38,484	1,264,969
Perrigo Co. PLC	27,811	1,077,676
Zoetis, Inc.	48,536	4,151,770
		60,116,489
PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	10,464	974,512
Nielsen Holdings PLC	78,923	1,841,274
Robert Half International, Inc.	15,075	862,290
Verisk Analytics, Inc. (a)	11,329	1,235,314
		4,913,390
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	70,513	2,823,341
ROAD & RAIL — 0.2%
JB Hunt Transport Services, Inc.	6,434	598,619
Kansas City Southern	12,621	1,204,675
Security Description	Shares	Value
Norfolk Southern Corp.	18,791	$ 2,810,006
		4,613,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	37,893	3,252,356
Applied Materials, Inc.	220,091	7,205,779
Intel Corp.	336,635	15,798,281
KLA-Tencor Corp.	15,319	1,370,897
Lam Research Corp.	34,811	4,740,214
Maxim Integrated Products, Inc.	24,645	1,253,198
Microchip Technology, Inc.	25,756	1,852,372
Micron Technology, Inc. (a)	250,732	7,955,726
NVIDIA Corp.	64,149	8,563,892
Qorvo, Inc. (a)	27,747	1,685,075
QUALCOMM, Inc. (c)	130,260	7,413,097
Skyworks Solutions, Inc.	15,419	1,033,381
Texas Instruments, Inc.	73,104	6,908,328
		69,032,596
SOFTWARE — 0.8%
Cadence Design Systems, Inc. (a)	25,756	1,119,871
Oracle Corp.	284,435	12,842,240
Symantec Corp.	142,077	2,684,545
Synopsys, Inc. (a)	14,219	1,197,809
		17,844,465
SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc.	5,683	894,845
Best Buy Co., Inc.	52,093	2,758,845
CarMax, Inc. (a) (c)	23,668	1,484,694
Foot Locker, Inc.	13,063	694,951
Gap, Inc.	47,524	1,224,218
Home Depot, Inc.	136,250	23,410,475
L Brands, Inc.	50,789	1,303,754
Lowe's Cos., Inc.	97,025	8,961,229
Ross Stores, Inc.	36,134	3,006,349
Tiffany & Co.	13,311	1,071,669
		44,811,029
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.8%
Apple, Inc.	1,007,474	158,918,949
Hewlett Packard Enterprise Co.	316,353	4,179,023
HP, Inc.	354,263	7,248,221
Seagate Technology PLC	20,807	802,942
Western Digital Corp.	64,346	2,378,871
Xerox Corp.	46,139	911,707
		174,439,713
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc. (c)	44,919	562,835
Michael Kors Holdings, Ltd. (a)	33,417	1,267,173
NIKE, Inc. Class B	139,518	10,343,865
PVH Corp.	16,846	1,565,836
Ralph Lauren Corp.	12,105	1,252,383
Tapestry, Inc.	21,243	716,951

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A (a)	14,611	$ 258,176
Under Armour, Inc. Class C (a) (c)	15,014	242,776
		16,209,995
TOBACCO — 1.4%
Altria Group, Inc.	419,826	20,735,206
Philip Morris International, Inc.	170,276	11,367,626
		32,102,832
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
United Rentals, Inc. (a)	8,455	866,891
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	14,833	1,346,391
TOTAL COMMON STOCKS (Cost $2,419,154,174)		2,229,712,875
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	3,368,492	3,368,492
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	358,730	358,730
TOTAL SHORT-TERM INVESTMENTS (Cost $3,727,222)		3,727,222
TOTAL INVESTMENTS — 99.9% (Cost $2,422,881,396)		2,233,440,097
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,251,123
NET ASSETS — 100.0%		$ 2,235,691,220

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,229,712,875	$—	$—	$2,229,712,875
Short-Term Investments	3,727,222	—	—	3,727,222
TOTAL INVESTMENTS	$2,233,440,097	$—	$—	$2,233,440,097
See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	46,791	$4,355,774	$ 5,170,727	$ 2,014,338	$(908,802)	$(1,234,527)	85,125	$5,368,834	$ 65,278	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,976,998	1,976,998	64,777,649	63,386,155	—	—	3,368,492	3,368,492	37,122	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,630,828	1,630,828	8,400,941	9,673,039	—	—	358,730	358,730	2,453	—
Total		$7,963,600	$78,349,317	$75,073,532	$(908,802)	$(1,234,527)		$9,096,056	$104,853	$—
See accompanying notes to financial statements.
55

[This Page Intentionally Left Blank]
56

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,690,061,110	$1,053,717,895	$1,113,353,254
Investments in affiliated issuers, at value	6,665,799	12,896,941	30,992,732
Total Investments	1,696,726,909	1,066,614,836	1,144,345,986
Foreign currency, at value	—	—	16,219
Cash at broker	393,058	—	147,164
Cash	154,124	313	—
Receivable for investments sold	—	854,514	—
Receivable for fund shares sold	—	21,254	—
Dividends receivable — unaffiliated issuers	1,835,520	1,237,225	2,120,049
Dividends receivable — affiliated issuers	20,914	2,004	8,375
Securities lending income receivable — unaffiliated issuers	2,201	9,127	33,073
Securities lending income receivable — affiliated issuers	2,131	11,848	53,044
TOTAL ASSETS	1,699,134,857	1,068,751,121	1,146,723,910
LIABILITIES
Due to custodian	—	—	7,117,780
Payable upon return of securities loaned	1,129,946	11,953,551	20,867,197
Payable for investments purchased	—	1,709,770	328,962
Payable for fund shares repurchased	3,903	—	12,257
Payable to broker – accumulated variation margin on open futures contracts	181,842	—	76,013
Advisory fee payable	43,820	45,508	52,269
Trustees’ fees and expenses payable	303	179	270
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	1,359,814	13,709,008	28,454,748
NET ASSETS	$1,697,775,043	$1,055,042,113	$1,118,269,162
NET ASSETS CONSIST OF:
Paid-in Capital	$1,882,790,773	$1,238,599,857	$1,405,589,106
Total distributable earnings (loss)	(185,015,730)	(183,557,744)	(287,319,944)
NET ASSETS	$1,697,775,043	$1,055,042,113	$1,118,269,162
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.20	$ 29.43	$ 26.37
Shares outstanding (unlimited amount authorized, $0.01 par value)	58,150,000	35,850,000	42,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,859,998,003	$1,231,191,000	$1,374,962,908
Investments in affiliated issuers	7,576,982	12,896,941	30,992,732
Total cost of investments	$1,867,574,985	$1,244,087,941	$1,405,955,640
Foreign currency, at cost	$ —	$ —	$ 16,508
* Includes investments in securities on loan, at value	$ 23,894,798	$ 75,190,315	$ 135,556,914
See accompanying notes to financial statements.
57

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$2,537,924,085	$3,138,237,322	$ 940,644,685	$2,224,344,041
25,597,772	2,180,623	1,053,753	9,096,056
2,563,521,857	3,140,417,945	941,698,438	2,233,440,097
—	—	—	—
1,265,625	—	—	—
184,876	137,352	—	570
—	2,977,292	—	1,444,302
436,959	10,967	10,344	—
2,848,448	2,327,501	2,491,176	3,864,263
35,859	12,570	3,335	14,682
6,341	1,754	2,934	1,861
16,690	76	198	163
2,568,316,655	3,145,885,457	944,206,425	2,238,765,938

—	—	—	—
7,227,711	226,597	—	358,730
82,050	4,886,615	1,009,238	2,615,645
—	—	—	15,775
279,910	—	—	—
62,840	113,797	51,491	84,280
476	638	124	288
—	—	197	—
7,652,987	5,227,647	1,061,050	3,074,718
$2,560,663,668	$3,140,657,810	$ 943,145,375	$2,235,691,220

$2,799,523,084	$3,502,025,734	$1,037,240,661	$2,590,241,903
(238,859,416)	(361,367,924)	(94,095,286)	(354,550,683)
$2,560,663,668	$3,140,657,810	$ 943,145,375	$2,235,691,220

$ 30.87	$ 32.48	$ 34.05	$ 27.15
82,950,216	96,700,108	27,700,000	82,352,864

$2,757,041,461	$3,245,063,017	$1,021,434,010	$2,412,129,669
26,784,558	2,180,623	1,053,753	10,751,727
$2,783,826,019	$3,247,243,640	$1,022,487,763	$2,422,881,396
$ —	$ —	$ —	$ —
$ 59,209,713	$ 19,563,839	$ 28,744,043	$ 19,100,186
58

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Portfolio Large Cap ETF	SPDR Portfolio Mid Cap ETF	SPDR Portfolio Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 17,481,893	$ 8,900,075	$ 12,185,927
Dividend income — affiliated issuers	56,345	11,597	38,730
Unaffiliated securities lending income	10,648	47,855	256,965
Affiliated securities lending income	11,736	81,755	441,524
Foreign taxes withheld	(69)	(3,318)	(3,436)
TOTAL INVESTMENT INCOME (LOSS)	17,560,553	9,037,964	12,919,710
EXPENSES
Advisory fee	246,149	258,699	353,020
Trustees’ fees and expenses	12,616	7,325	11,072
Miscellaneous expenses	461	460	—
TOTAL EXPENSES	259,226	266,484	364,092
NET INVESTMENT INCOME (LOSS)	$ 17,301,327	$ 8,771,480	$ 12,555,618
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,118,429)	(3,832,192)	(10,555,268)
Investments — affiliated issuers	(1,571)	—	—
In-kind redemptions — unaffiliated issuers	38,751,166	19,118,755	73,760,953
Foreign currency transactions	—	—	236
Futures contracts	(334,862)	—	(226,579)
Net realized gain (loss)	32,296,304	15,286,563	62,979,342
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(195,533,548)	(207,925,887)	(335,914,776)
Investments — affiliated issuers	(758,986)	—	—
Foreign currency translations	—	—	(289)
Futures contracts	(175,719)	—	(50,015)
Net change in unrealized appreciation/depreciation	(196,468,253)	(207,925,887)	(335,965,080)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(164,171,949)	(192,639,324)	(272,985,738)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(146,870,622)	$(183,867,844)	$(260,430,120)
See accompanying notes to financial statements.
59

SPDR Portfolio Total Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

26,211,072	$ 25,572,805	$ 16,931,935	$ 26,417,464
178,315	30,651	5,810	102,400
32,745	10,570	14,780	8,703
87,879	2,941	198	2,453
(694)	—	—	—
26,509,317	25,616,967	16,952,723	26,531,020

377,031	686,879	253,676	372,887
19,395	25,659	5,148	12,460
465	—	—	465
396,891	712,538	258,824	385,812
$ 26,112,426	$ 24,904,429	$ 16,693,899	$ 26,145,208

(3,945,307)	(220,373,381)	(5,672,352)	(155,897,563)
16,369	—	—	(908,802)
61,541,160	254,252,906	18,616,613	29,379,353
—	—	—	—
(1,966,909)	—	—	—
55,645,313	33,879,525	12,944,261	(127,427,012)

(298,984,179)	(347,719,048)	(88,670,292)	(130,789,347)
(1,074,266)	—	—	(1,234,527)
—	—	—	—
(179,522)	—	—	—
(300,237,967)	(347,719,048)	(88,670,292)	(132,023,874)
(244,592,654)	(313,839,523)	(75,726,031)	(259,450,886)
$(218,480,228)	$(288,935,094)	$(59,032,132)	$(233,305,678)
60

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Portfolio Large Cap ETF		SPDR Portfolio Mid Cap ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,301,327	$ 12,912,226	$ 8,771,480	$ 6,561,449
Net realized gain (loss)	32,296,304	36,173,427	15,286,563	26,206,302
Net change in unrealized appreciation/depreciation	(196,468,253)	(6,583,934)	(207,925,887)	15,811,951
Net increase (decrease) in net assets resulting from operations	(146,870,622)	42,501,719	(183,867,844)	48,579,702
Net equalization credits and charges	1,567,758	2,333,810	825,684	844,660
Distributions to shareholders (Note 10)	(19,484,642)	(14,638,364)	(10,070,222)	(9,569,959)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	811,683,166	1,320,681,888	581,751,573	670,025,191
Cost of shares redeemed	(310,049,296)	(133,539,853)	(113,656,572)	(108,315,867)
Net income equalization	(1,567,758)	(2,333,810)	(825,684)	(844,660)
Net increase (decrease) in net assets from beneficial interest transactions	500,066,112	1,184,808,225	467,269,317	560,864,664
Net increase (decrease) in net assets during the period	335,278,606	1,215,005,390	274,156,935	600,719,067
Net assets at beginning of period	1,362,496,437	147,491,047	780,885,178	180,166,111
NET ASSETS AT END OF PERIOD	$1,697,775,043	$1,362,496,437	$1,055,042,113	$ 780,885,178
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,300,000	41,800,000	17,000,000	19,800,000
Shares redeemed	(9,900,000)	(4,250,000)	(3,550,000)	(3,250,000)
Net increase (decrease) from share transactions	15,400,000	37,550,000	13,450,000	16,550,000
(a)	On October 13, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(c)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(d)	On October 16, 2017, the SPDR Total Stock Market ETF underwent a 6-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(e)	On October 13, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
61

SPDR Portfolio Small Cap ETF		SPDR Portfolio Total Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(c)	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(d)	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(e)

$ 12,555,618	$ 9,943,842	$ 26,112,426	$ 20,604,897	$ 24,904,429	$ 21,438,234
62,979,342	25,761,916	55,645,313	47,746,721	33,879,525	128,907,269
(335,965,080)	65,049,615	(300,237,967)	29,980,904	(347,719,048)	76,640,963
(260,430,120)	100,755,373	(218,480,228)	98,332,522	(288,935,094)	226,986,466
426,492	865,123	2,848,480	3,138,830	913,537	2,022,638
(13,755,683)	(10,071,620)	(25,527,944)	(19,525,613)	(26,531,364)	(23,213,866)

712,531,191	1,064,688,313	873,642,889	1,953,420,912	2,151,966,127	2,000,756,106
(508,863,172)	(190,848,240)	(267,349,860)	(248,702,398)	(1,343,966,170)	(395,919,750)
(426,492)	(865,123)	(2,848,480)	(3,138,830)	(913,537)	(2,022,638)
203,241,527	872,974,950	603,444,549	1,701,579,684	807,086,420	1,602,813,718
(70,517,784)	964,523,826	362,284,857	1,783,525,423	492,533,499	1,808,608,956
1,188,786,946	224,263,120	2,198,378,811	414,853,388	2,648,124,311	839,515,355
$1,118,269,162	$1,188,786,946	$2,560,663,668	$2,198,378,811	$ 3,140,657,810	$2,648,124,311

22,600,000	35,050,000	26,200,000	58,450,000	60,050,000	58,650,000
(17,050,000)	(6,300,000)	(7,950,000)	(7,550,000)	(38,750,000)	(11,650,000)
5,550,000	28,750,000	18,250,000	50,900,000	21,300,000	47,000,000
62

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(f)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,693,899	$ 13,932,476	$ 26,145,208	$ 19,871,132
Net realized gain (loss)	12,944,261	13,907,025	(127,427,012)	56,383,939
Net change in unrealized appreciation/depreciation	(88,670,292)	4,174,172	(132,023,874)	(79,452,939)
Net increase (decrease) in net assets resulting from operations	(59,032,132)	32,013,673	(233,305,678)	(3,197,868)
Net equalization credits and charges	2,052,528	1,184,431	2,566,371	3,117,598
Distributions to shareholders (Note 10)	(19,424,093)	(17,404,738)	(29,659,062)	(25,887,737)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	604,451,813	465,537,464	1,960,663,141	1,457,739,020
Cost of shares redeemed	(149,387,759)	(81,131,663)	(817,974,433)	(413,334,393)
Net income equalization	(2,052,528)	(1,184,431)	(2,566,371)	(3,117,598)
Net increase (decrease) in net assets from beneficial interest transactions	453,011,526	383,221,370	1,140,122,337	1,041,287,029
Net increase (decrease) in net assets during the period	376,607,829	399,014,736	879,723,968	1,015,319,022
Net assets at beginning of period	566,537,546	167,522,810	1,355,967,252	340,648,230
NET ASSETS AT END OF PERIOD	$ 943,145,375	$566,537,546	$2,235,691,220	$1,355,967,252
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,550,000	12,600,000	66,600,000	47,650,000
Shares redeemed	(4,050,000)	(2,150,000)	(30,050,000)	(13,850,000)
Net increase (decrease) from share transactions	12,500,000	10,450,000	36,550,000	33,800,000
(f)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Large Cap ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 31.87	$ 28.36	$ 24.53	$ 24.35	$ 23.12	$ 18.82
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	0.61	0.52	0.50	0.46	0.41
Net realized and unrealized gain (loss) (c)	(2.68)	3.38	3.83	0.17	1.20	4.30
Total from investment operations	(2.34)	3.99	4.35	0.67	1.66	4.71
Net equalization credits and charges (b)	0.03	0.11	0.01	0.01	0.02	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.36)	(0.59)	(0.53)	(0.50)	(0.45)	(0.41)
Net asset value, end of period	$ 29.20	$ 31.87	$ 28.36	$ 24.53	$ 24.35	$ 23.12
Total return (e)	(7.34)%	14.50%	17.94%	2.90%	7.31%	25.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,697,775	$1,362,496	$147,491	$93,191	$73,036	$46,230
Ratios to average net assets:
Total expenses	0.03%(f)	0.04%	0.10%	0.10%	0.11%	0.11%
Net investment income (loss)	2.11%(f)	1.94%	1.94%	2.08%	1.89%	1.92%
Portfolio turnover rate (g)	3%(h)	7%	4%	5%	3%	8%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mid Cap ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 34.86	$ 30.80	$ 26.08	$ 29.00	$ 28.92	$ 25.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.52	0.42	0.41	0.39	0.38
Net realized and unrealized gain (loss) (c)	(5.44)	4.16	4.93	(1.94)	1.28	6.20
Total from investment operations	(5.15)	4.68	5.35	(1.53)	1.67	6.58
Net equalization credits and charges (b)	0.03	0.07	—	(0.01)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.31)	(0.50)	(0.46)	(0.43)	(0.39)	(0.38)
Net realized gains	—	(0.19)	(0.17)	(0.95)	(1.21)	(2.60)
Total distributions	(0.31)	(0.69)	(0.63)	(1.38)	(1.60)	(2.98)
Net asset value, end of period	$ 29.43	$ 34.86	$ 30.80	$ 26.08	$ 29.00	$ 28.92
Total return (d)	(14.77)%	15.56%	20.65%	(5.20)%	6.03%	26.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,055,042	$780,885	$180,166	$62,580	$100,062	$78,077
Ratios to average net assets:
Total expenses	0.05%(e)	0.06%	0.10%	0.10%	0.10%	0.11%
Net investment income (loss)	1.70%(e)	1.56%	1.44%	1.57%	1.36%	1.37%
Portfolio turnover rate (f)	4%(g)	11%	37%	16%	17%	75%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Small Cap ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	For the Period 7/8/13* - 6/30/14(a)
Net asset value, beginning of period	$ 32.26	$ 27.69	$ 22.56	$ 24.66	$ 23.64	$ 20.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.28	0.50	0.38	0.37	0.34	0.32
Net realized and unrealized gain (loss) (c)	(5.88)	4.49	5.12	(2.00)	1.12	3.59
Total from investment operations	(5.60)	4.99	5.50	(1.63)	1.46	3.91
Net equalization credits and charges (b)	0.01	0.04	0.03	0.03	0.04	0.02
Distributions to shareholders from:
Net investment income	(0.30)	(0.46)	(0.40)	(0.38)	(0.38)	(0.28)
Net realized gains	—	—	—	(0.12)	(0.10)	(0.01)
Total distributions	(0.30)	(0.46)	(0.40)	(0.50)	(0.48)	(0.29)
Net asset value, end of period	$ 26.37	$ 32.26	$ 27.69	$ 22.56	$ 24.66	$ 23.64
Total return (d)	(17.39)%	18.27%	24.59%	(6.45)%	6.43%	19.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,118,269	$1,188,787	$224,263	$87,992	$73,986	$53,198
Ratios to average net assets:
Total expenses	0.05%(e)	0.06%	0.10%	0.12%	0.12%	0.12%(e)
Net investment income (loss)	1.78%(e)	1.63%	1.47%	1.68%	1.44%	1.42%(e)
Portfolio turnover rate (f)	7%(g)	28%	20%	18%	17%	19%(g)
*	Commencement of operations.
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Total Stock Market ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 33.98	$ 30.06	$ 25.88	$ 25.83	$ 24.62	$ 20.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.64	0.54	0.51	0.45	0.42
Net realized and unrealized gain (loss) (c)	(3.17)	3.72	4.19	0.07	1.43	4.57
Total from investment operations	(2.81)	4.36	4.73	0.58	1.88	4.99
Net equalization credits and charges (b)	0.04	0.10	(0.01)	(0.01)	(0.13)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.34)	(0.54)	(0.54)	(0.52)	(0.54)	(0.42)
Net asset value, end of period	$ 30.87	$ 33.98	$ 30.06	$ 25.88	$ 25.83	$ 24.62
Total return (e)	(8.23)%	14.90%	18.37%	2.34%	7.17%	25.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,560,664	$2,198,379	$414,853	$341,640	$247,978	$612,924
Ratios to average net assets:
Total expenses	0.03%(f)	0.04%	0.10%	0.10%	0.11%	0.10%
Net investment income (loss)	2.08%(f)	1.92%	1.90%	2.04%	1.79%	1.87%
Portfolio turnover rate (g)	2%(h)	8%	3%	4%	3%	19%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 35.12	$ 29.56	$ 25.22	$ 24.62	$ 22.74	$ 18.21
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.48	0.42	0.39	0.36	0.32
Net realized and unrealized gain (loss) (c)	(2.64)	5.50	4.36	0.60	1.87	4.52
Total from investment operations	(2.38)	5.98	4.78	0.99	2.23	4.84
Net equalization credits and charges (b)	0.01	0.05	(0.00)(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.27)	(0.47)	(0.44)	(0.40)	(0.36)	(0.32)
Net asset value, end of period	$ 32.48	$ 35.12	$ 29.56	$ 25.22	$ 24.62	$ 22.74
Total return (e)	(6.80)%	20.51%	19.07%(f)	4.12%	9.90%	26.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,140,658	$2,648,124	$839,515	$711,123	$556,464	$427,451
Ratios to average net assets:
Total expenses	0.04%(g)	0.06%	0.15%	0.15%	0.18%	0.20%
Net investment income (loss)	1.45%(g)	1.43%	1.52%	1.59%	1.51%	1.54%
Portfolio turnover rate (h)	23%(i)	13%	20%	23%	22%	23%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 10/22/15* - 6/30/16
Net asset value, beginning of period	$ 37.27	$ 35.27	$ 33.54	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.86	1.52	1.40	0.98
Net realized and unrealized gain (loss) (b)	(3.30)	2.15	1.72	3.26
Total from investment operations	(2.44)	3.67	3.12	4.24
Net equalization credits and charges (a)	0.11	0.13	0.18	0.23
Distributions to shareholders from:
Net investment income	(0.89)	(1.49)	(1.41)	(0.93)
Net realized gains	—	(0.31)	(0.16)	—
Total distributions	(0.89)	(1.80)	(1.57)	(0.93)
Net asset value, end of period	$ 34.05	$ 37.27	$ 35.27	$ 33.54
Total return (c)	(6.33)%	10.96%	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$943,145	$566,538	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.07%(d)	0.08%	0.12%	0.12%(d)
Net investment income (loss)	4.61%(d)	4.17%	4.00%	4.50%(d)
Portfolio turnover rate (e)	12%(f)	35%	40%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 29.60	$ 28.38	$ 25.13	$ 24.98	$ 24.49	$ 20.57
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.75	0.65	0.63	0.58	0.51
Net realized and unrealized gain (loss) (c)	(2.47)	1.25	3.27	0.14	0.48	3.92
Total from investment operations	(2.05)	2.00	3.92	0.77	1.06	4.43
Net equalization credits and charges (b)	0.04	0.12	(0.01)	0.01	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(0.44)	(0.73)	(0.66)	(0.63)	(0.58)	(0.50)
Net realized gains	—	(0.17)	—	—	—	—
Total distributions	(0.44)	(0.90)	(0.66)	(0.63)	(0.58)	(0.50)
Net asset value, end of period	$ 27.15	$ 29.60	$ 28.38	$ 25.13	$ 24.98	$ 24.49
Total return (d)	(6.89)%	7.49%	15.70%	3.29%	4.40%	21.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,235,691	$1,355,967	$340,648	$246,308	$229,890	$205,773
Ratios to average net assets:
Total expenses	0.04%(e)	0.06%	0.15%	0.15%	0.18%	0.20%
Net investment income (loss)	2.80%(e)	2.49%	2.40%	2.61%	2.31%	2.26%
Portfolio turnover rate (f)	35%(g)	16%	21%	24%	24%	23%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Large Cap ETF
SPDR Portfolio Mid Cap ETF
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Portfolio Large Cap ETF
SPDR Portfolio Mid Cap ETF
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$(181,842)	$—	$(181,842)
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	(76,013)	—	(76,013)
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	(279,910)	—	(279,910)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$ (334,862)	$—	$ (334,862)
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	(226,579)	—	(226,579)
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	(1,966,909)	—	(1,966,909)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Large Cap ETF
Futures Contracts	$—	$—	$—	$(175,719)	$—	$(175,719)
SPDR Portfolio Small Cap ETF
Futures Contracts	—	—	—	(50,015)	—	(50,015)
SPDR Portfolio Total Stock Market ETF
Futures Contracts	—	—	—	(179,522)	—	(179,522)
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Large Cap ETF	0.03%
SPDR Portfolio Mid Cap ETF	0.05
SPDR Portfolio Small Cap ETF	0.05
SPDR Portfolio Total Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR Portfolio Large Cap ETF	$ 52,606,691	$ 43,169,448
SPDR Portfolio Mid Cap ETF	43,089,781	36,361,446
SPDR Portfolio Small Cap ETF	107,264,011	95,109,512
SPDR Portfolio Total Stock Market ETF	38,662,428	37,160,311
SPDR Portfolio S&P 500 Growth ETF	765,013,967	760,776,628
SPDR Portfolio S&P 500 High Dividend ETF	94,126,289	87,809,908
SPDR Portfolio S&P 500 Value ETF	630,754,804	623,980,066
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Large Cap ETF	$ 746,515,702	$ 251,781,340	$ 38,751,166
SPDR Portfolio Mid Cap ETF	560,632,127	96,856,711	19,118,755
SPDR Portfolio Small Cap ETF	664,832,323	469,025,958	73,760,953
SPDR Portfolio Total Stock Market ETF	845,850,136	243,565,277	61,541,160
SPDR Portfolio S&P 500 Growth ETF	2,013,573,075	1,201,997,591	254,252,906
SPDR Portfolio S&P 500 High Dividend ETF	582,052,504	137,464,880	18,616,613
SPDR Portfolio S&P 500 Value ETF	1,891,439,466	748,510,427	29,379,353
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Large Cap ETF	$1,867,574,985	$30,028,752	$201,058,747	$(171,029,995)
SPDR Portfolio Mid Cap ETF	1,244,087,941	20,547,775	198,020,880	(177,473,105)
SPDR Portfolio Small Cap ETF	1,405,955,640	21,421,872	283,107,579	(261,685,707)
SPDR Portfolio Total Stock Market ETF	2,783,826,019	71,187,044	291,771,441	(220,584,397)
SPDR Portfolio S&P 500 Growth ETF	3,247,243,640	55,919,840	162,745,535	(106,825,695)
SPDR Portfolio S&P 500 High Dividend ETF	1,022,487,763	15,604,372	96,393,697	(80,789,325)
SPDR Portfolio S&P 500 Value ETF	2,422,881,396	26,003,968	215,445,267	(189,441,299)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Large Cap ETF	$ 23,894,798	$ 1,129,946	$ 23,045,619	$ 24,175,565
SPDR Portfolio Mid Cap ETF	75,190,315	11,953,551	65,262,599	77,216,150
SPDR Portfolio Small Cap ETF	135,556,914	20,867,197	118,138,984	139,006,181
SPDR Portfolio Total Stock Market ETF	59,209,713	7,227,711	52,980,618	60,208,329
SPDR Portfolio S&P 500 Growth ETF	19,563,839	226,597	19,525,039	19,751,636
SPDR Portfolio S&P 500 High Dividend ETF	28,744,043	—	29,141,500	29,141,500
SPDR Portfolio S&P 500 Value ETF	19,100,186	358,730	19,045,988	19,404,718
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Large Cap ETF	Common Stocks	$ 1,129,946	$—	$—	$—	$ 1,129,946	$ 1,129,946
SPDR Portfolio Mid Cap ETF	Common Stocks	11,953,456	—	—	—	11,953,456	11,953,456
SPDR Portfolio Small Cap ETF	Common Stocks	20,867,197	—	—	—	20,867,197	20,867,197
SPDR Portfolio Total Stock Market ETF	Common Stocks	7,227,711	—	—	—	7,227,711	7,227,711
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	226,597	—	—	—	226,597	226,597
SPDR Portfolio S&P 500 Value ETF	Common Stocks	358,730	—	—	—	358,730	358,730
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Stock Splits
The Board authorized a 4-for-1 stock split, 3-for-1 stock split, 3-for-1 stock split, 6-for-1 stock split, 4-for-1 stock split for the SPDR Portfolio Large Cap ETF, SPDR Portfolio Mid Cap ETF, SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF and SPDR Portfolio S&P 500 Value ETF, respectively, effective after the close of trading on October 13, 2017, for the shareholders of record on October 11, 2017. The impact of the stock splits was to increase the number of shares outstanding by the corresponding factors noted above, while decreasing the NAV per share by
78

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
12.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Portfolio Large Cap ETF	$ 14,638,364	$ —	$ 14,638,364	$ —
SPDR Portfolio Mid Cap ETF	7,149,031	2,420,928	9,569,959	—
SPDR Portfolio Small Cap ETF	10,071,620	—	10,071,620	(6,947)
SPDR Portfolio Total Stock Market ETF	19,525,613	—	19,525,613	1,111,743
SPDR Portfolio S&P 500 Growth ETF	23,213,866	—	23,213,866	—
SPDR Portfolio S&P 500 High Dividend ETF	14,867,308	2,537,430	17,404,738	—
SPDR Portfolio S&P 500 Value ETF	22,449,340	3,438,397	25,887,737	—
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
79

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
80

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Large Cap ETF	0.03%	$926.60	$0.15	$1,025.10	$0.15
SPDR Portfolio Mid Cap ETF	0.05%	852.30	0.23	1,025.00	0.26
SPDR Portfolio Small Cap ETF	0.05%	826.10	0.23	1,025.00	0.26
SPDR Portfolio Total Stock Market ETF	0.03%	917.70	0.15	1,025.10	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04%	932.00	0.19	1,025.00	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07%	936.70	0.34	1,024.90	0.36
SPDR Portfolio S&P 500 Value ETF	0.04%	931.10	0.19	1,025.00	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Small Cap ETF
SPDR Portfolio Total Stock Market ETF
81

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRPORTEQSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Cummins, Inc.	1.6%
Target Corp.	1.5
Omnicom Group, Inc.	1.3
PACCAR, Inc.	1.2
LyondellBasell Industries NV Class A	1.2
Kimberly-Clark Corp.	1.1
Darden Restaurants, Inc.	1.1
HP, Inc.	1.0
General Mills, Inc.	1.0
Consolidated Edison, Inc.	1.0
TOTAL	12.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Consumer Discretionary	17.8%
Industrials	14.2
Utilities	13.9
Real Estate	11.0
Consumer Staples	9.6
Financials	9.6
Materials	7.9
Information Technology	6.9
Energy	4.1
Communication Services	3.6
Health Care	1.1
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Kohl's Corp.	0.8%
Target Corp.	0.8
Centene Corp.	0.7
NRG Energy, Inc.	0.6
HollyFrontier Corp.	0.6
NetApp, Inc.	0.6
Kroger Co.	0.6
AutoZone, Inc.	0.5
Darden Restaurants, Inc.	0.5
Best Buy Co., Inc.	0.5
TOTAL	6.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Consumer Discretionary	17.9%
Industrials	15.7
Information Technology	14.9
Health Care	10.3
Financials	8.8
Utilities	7.6
Consumer Staples	6.4
Materials	5.6
Energy	5.2
Real Estate	4.1
Communication Services	3.4
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Cigna Corp.	1.0%
Omnicom Group, Inc.	1.0
AutoZone, Inc.	0.9
Kimberly-Clark Corp.	0.9
Clorox Co.	0.8
Motorola Solutions, Inc.	0.8
Waste Management, Inc.	0.8
Consolidated Edison, Inc.	0.8
Marsh & McLennan Cos., Inc.	0.8
CDW Corp.	0.7
TOTAL	8.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Industrials	17.0%
Consumer Discretionary	14.4
Financials	13.7
Information Technology	10.5
Utilities	10.4
Consumer Staples	9.6
Health Care	8.5
Materials	6.4
Real Estate	6.0
Communication Services	3.3
Energy	0.0
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 500 Buyback ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Starbucks Corp.	1.2%
PulteGroup, Inc.	1.2
SBA Communications Corp. REIT	1.2
Broadcom, Inc.	1.2
NRG Energy, Inc.	1.2
McDonald's Corp.	1.2
AutoZone, Inc.	1.2
PPG Industries, Inc.	1.2
Foot Locker, Inc.	1.2
General Motors Co.	1.2
TOTAL	12.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	23.8%
Consumer Discretionary	21.3
Information Technology	16.4
Industrials	12.0
Health Care	11.1
Energy	4.8
Consumer Staples	2.8
Materials	2.3
Real Estate	2.2
Communication Services	1.9
Utilities	1.2
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.8%
Walmart, Inc.	2.3
Exxon Mobil Corp.	2.0
Apple, Inc.	2.0
AT&T, Inc.	1.8
JPMorgan Chase & Co.	1.6
Verizon Communications, Inc.	1.6
CVS Health Corp.	1.5
Wells Fargo & Co.	1.4
Microsoft Corp.	1.4
TOTAL	18.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	18.9%
Health Care	13.0
Information Technology	11.7
Consumer Discretionary	9.6
Consumer Staples	9.6
Communication Services	9.0
Industrials	9.0
Energy	8.1
Utilities	5.1
Real Estate	3.0
Materials	2.8
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Microsoft Corp.	5.7%
Amazon.com, Inc.	5.3
Apple, Inc.	4.5
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class C	1.6
Visa, Inc. Class A	1.6
Pfizer, Inc.	1.5
Cisco Systems, Inc.	1.5
Alphabet, Inc. Class A	1.4
UnitedHealth Group, Inc.	1.4
TOTAL	26.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Information Technology	25.6%
	Health Care	17.1
	Consumer Discretionary	13.4
	Industrials	9.9
	Financials	9.7
	Communication Services	8.7
	Energy	5.0
	Consumer Staples	4.7
	Real Estate	2.2
	Materials	1.8
	Utilities	1.7
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Republic Services, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4
Marsh & McLennan Cos., Inc.	1.3
PepsiCo, Inc.	1.2
Aflac, Inc.	1.2
McDonald's Corp.	1.1
Procter & Gamble Co.	1.1
US Bancorp	1.1
Waste Management, Inc.	1.1
Chubb, Ltd.	1.1
TOTAL	12.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Financials	25.6%
	Information Technology	15.0
	Industrials	11.2
	Consumer Staples	9.9
	Consumer Discretionary	7.5
	Real Estate	6.9
	Health Care	6.8
	Utilities	6.4
	Materials	6.4
	Communication Services	3.0
	Energy	1.1
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Apollo Commercial Real Estate Finance, Inc. REIT	1.1%
White Mountains Insurance Group, Ltd.	1.0
Capitol Federal Financial, Inc.	0.9
Kearny Financial Corp.	0.8
Getty Realty Corp. REIT	0.7
MFA Financial, Inc. REIT	0.7
Capstead Mortgage Corp. REIT	0.7
Oritani Financial Corp.	0.7
National HealthCare Corp.	0.6
PS Business Parks, Inc. REIT	0.6
TOTAL	7.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	31.2%
Real Estate	15.8
Industrials	11.4
Information Technology	9.3
Health Care	7.7
Consumer Discretionary	7.7
Utilities	3.9
Communication Services	3.6
Materials	3.5
Consumer Staples	3.3
Energy	2.2
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Arconic, Inc.	32,353	$ 545,472
Huntington Ingalls Industries, Inc.	3,539	673,507
		1,218,979
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	21,559	1,812,896
AIRLINES — 1.6%
Alaska Air Group, Inc.	38,325	2,332,076
Copa Holdings SA Class A	9,960	783,952
Delta Air Lines, Inc.	51,573	2,573,493
		5,689,521
AUTO COMPONENTS — 0.9%
Adient PLC	17,288	260,357
BorgWarner, Inc.	16,032	556,952
Gentex Corp.	52,134	1,053,628
Goodyear Tire & Rubber Co.	44,028	898,611
Lear Corp.	3,982	489,229
		3,258,777
AUTOMOBILES — 1.2%
Ford Motor Co.	249,428	1,908,124
Harley-Davidson, Inc.	53,135	1,812,966
Thor Industries, Inc.	13,945	725,140
		4,446,230
BANKS — 0.5%
First Hawaiian, Inc.	5,190	116,827
FNB Corp.	27,618	271,761
PacWest Bancorp	11,373	378,493
People's United Financial, Inc.	27,316	394,170
Popular, Inc.	6,855	323,693
Umpqua Holdings Corp.	15,051	239,311
		1,724,255
BEVERAGES — 0.7%
Molson Coors Brewing Co. Class B	45,933	2,579,597
BUILDING PRODUCTS — 0.3%
Fortune Brands Home & Security, Inc.	11,761	446,801
Owens Corning	11,991	527,364
		974,165
CAPITAL MARKETS — 2.4%
BGC Partners, Inc. Class A	83,280	430,558
Eaton Vance Corp.	19,022	669,194
Evercore, Inc. Class A	9,199	658,281
Franklin Resources, Inc.	81,506	2,417,468
Invesco, Ltd.	119,422	1,999,124
Lazard, Ltd. Class A	36,976	1,364,784
Legg Mason, Inc.	24,739	631,092
LPL Financial Holdings, Inc.	7,268	443,929
		8,614,430
CHEMICALS — 4.0%
Cabot Corp.	19,238	826,080
Celanese Corp. Series A	8,855	796,684
Security Description	Shares	Value
CF Industries Holdings, Inc.	60,503	$ 2,632,485
Eastman Chemical Co.	20,607	1,506,578
Huntsman Corp.	16,774	323,570
International Flavors & Fragrances, Inc.	9,048	1,214,875
LyondellBasell Industries NV Class A	50,260	4,179,622
NewMarket Corp.	826	340,386
Olin Corp.	43,588	876,555
RPM International, Inc.	21,470	1,262,007
Scotts Miracle-Gro Co. (a)	11,782	724,122
		14,682,964
COMMERCIAL SERVICES & SUPPLIES — 0.3%
KAR Auction Services, Inc.	24,279	1,158,594
COMMUNICATIONS EQUIPMENT — 0.8%
Juniper Networks, Inc.	104,965	2,824,608
CONSTRUCTION & ENGINEERING — 0.3%
Arcosa, Inc. (b)	3,593	99,490
Fluor Corp.	28,048	903,146
		1,002,636
CONSUMER FINANCE — 0.1%
Navient Corp.	37,017	326,120
CONTAINERS & PACKAGING — 2.5%
Ardagh Group SA	5,800	64,264
Avery Dennison Corp.	10,229	918,871
Bemis Co., Inc.	28,757	1,319,946
Graphic Packaging Holding Co. (a)	60,808	646,997
International Paper Co.	47,917	1,933,930
Packaging Corp. of America	15,671	1,307,902
Sonoco Products Co.	18,313	972,970
WestRock Co.	51,398	1,940,788
		9,105,668
DISTRIBUTORS — 0.2%
Genuine Parts Co.	8,753	840,463
DIVERSIFIED CONSUMER SERVICES — 0.7%
H&R Block, Inc. (a)	66,779	1,694,183
Service Corp. International	16,675	671,336
		2,365,519
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	45,144	783,700
ELECTRIC UTILITIES — 6.8%
Alliant Energy Corp.	26,922	1,137,454
American Electric Power Co., Inc.	24,335	1,818,798
Avangrid, Inc.	3,352	167,902
Edison International	42,696	2,423,852
Entergy Corp.	32,575	2,803,730
Evergy, Inc.	10,184	578,146
Eversource Energy	25,720	1,672,829
Exelon Corp.	48,351	2,180,630
FirstEnergy Corp.	42,977	1,613,786
Hawaiian Electric Industries, Inc.	27,300	999,726
OGE Energy Corp.	60,041	2,353,007

See accompanying notes to financial statements.
9

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PG&E Corp. (b)	44,297	$ 1,052,054
Pinnacle West Capital Corp.	19,377	1,650,920
PPL Corp.	86,495	2,450,403
Xcel Energy, Inc.	38,262	1,885,169
		24,788,406
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. PLC	47,130	3,235,946
Hubbell, Inc.	17,425	1,730,999
Regal Beloit Corp.	3,913	274,106
		5,241,051
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Jabil, Inc.	19,333	479,265
National Instruments Corp.	16,040	727,895
		1,207,160
ENERGY EQUIPMENT & SERVICES — 0.2%
Helmerich & Payne, Inc.	13,709	657,209
RPC, Inc. (a)	6,716	66,287
		723,496
ENTERTAINMENT — 1.1%
Cinemark Holdings, Inc.	34,076	1,219,921
Viacom, Inc. Class B	112,280	2,885,596
		4,105,517
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.9%
Apple Hospitality REIT, Inc.	68,791	980,960
AvalonBay Communities, Inc. REIT	9,457	1,645,991
Brandywine Realty Trust REIT	32,680	420,592
Brixmor Property Group, Inc. REIT	96,255	1,413,986
Camden Property Trust REIT	7,221	635,809
Columbia Property Trust, Inc. REIT	26,378	510,414
CoreSite Realty Corp. REIT	5,552	484,301
Corporate Office Properties Trust REIT	9,964	209,543
CubeSmart REIT	22,386	642,254
Duke Realty Corp. REIT	24,282	628,904
EPR Properties REIT	23,450	1,501,504
Equity LifeStyle Properties, Inc. REIT	7,230	702,250
Extra Space Storage, Inc. REIT	18,957	1,715,229
Federal Realty Investment Trust REIT	6,173	728,661
Gaming and Leisure Properties, Inc. REIT	64,279	2,076,854
HCP, Inc. REIT	63,623	1,776,990
Highwoods Properties, Inc. REIT	20,769	803,553
Hospitality Properties Trust REIT	51,640	1,233,163
Host Hotels & Resorts, Inc. REIT	113,487	1,891,828
Iron Mountain, Inc. REIT	28,455	922,227
Kimco Realty Corp. REIT	90,818	1,330,484
Lamar Advertising Co. Class A REIT	26,537	1,835,830
Liberty Property Trust REIT	23,863	999,382
Life Storage, Inc. REIT	4,573	425,243
Medical Properties Trust, Inc. REIT	115,721	1,860,794
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	9,390	$ 898,623
National Retail Properties, Inc. REIT	22,395	1,086,381
Omega Healthcare Investors, Inc. REIT	16,725	587,884
Outfront Media, Inc. REIT	44,245	801,719
Park Hotels & Resorts, Inc. REIT	44,994	1,168,944
Public Storage REIT	9,986	2,021,266
Rayonier, Inc. REIT	18,711	518,108
Retail Properties of America, Inc. Class A REIT	69,667	755,887
Senior Housing Properties Trust REIT	47,081	551,789
Spirit MTA REIT	1	7
STORE Capital Corp. REIT	15,302	433,200
Taubman Centers, Inc. REIT	6,708	305,147
Ventas, Inc. REIT	23,582	1,381,669
Weingarten Realty Investors REIT	38,102	945,311
WP Carey, Inc. REIT	18,291	1,195,134
		40,027,815
FOOD & STAPLES RETAILING — 0.9%
Casey's General Stores, Inc.	2,667	341,749
Kroger Co.	112,341	3,089,378
		3,431,127
FOOD PRODUCTS — 5.8%
Archer-Daniels-Midland Co.	64,184	2,629,618
Bunge, Ltd.	44,829	2,395,662
Campbell Soup Co. (a)	56,536	1,865,123
Conagra Brands, Inc.	31,621	675,424
Flowers Foods, Inc.	57,102	1,054,674
General Mills, Inc.	94,715	3,688,202
Hershey Co.	25,859	2,771,568
Hormel Foods Corp. (a)	23,318	995,212
Ingredion, Inc.	15,619	1,427,577
J.M. Smucker Co.	23,726	2,218,144
Kellogg Co.	23,750	1,353,987
		21,075,191
GAS UTILITIES — 0.7%
Atmos Energy Corp.	5,238	485,667
National Fuel Gas Co.	22,119	1,132,051
UGI Corp.	16,628	887,104
		2,504,822
HEALTH CARE PROVIDERS & SERVICES — 1.1%
AmerisourceBergen Corp.	16,069	1,195,533
Cardinal Health, Inc.	30,185	1,346,251
Encompass Health Corp.	8,157	503,287
Quest Diagnostics, Inc.	10,303	857,931
		3,903,002
HOTELS, RESTAURANTS & LEISURE — 3.0%
Carnival Corp.	43,073	2,123,499
Darden Restaurants, Inc.	39,442	3,938,678
Extended Stay America, Inc.	52,709	816,989
International Game Technology PLC	6,960	101,825
Royal Caribbean Cruises, Ltd.	19,435	1,900,549

See accompanying notes to financial statements.
10

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Six Flags Entertainment Corp.	22,711	$ 1,263,413
Wyndham Destinations, Inc.	20,844	747,049
		10,892,002
HOUSEHOLD DURABLES — 2.4%
Garmin, Ltd.	36,264	2,296,236
Leggett & Platt, Inc.	41,637	1,492,270
Newell Brands, Inc. (a)	112,015	2,082,359
PulteGroup, Inc.	18,917	491,653
Whirlpool Corp.	22,073	2,358,942
		8,721,460
HOUSEHOLD PRODUCTS — 2.1%
Clorox Co.	19,429	2,994,786
Energizer Holdings, Inc.	8,727	394,024
Kimberly-Clark Corp.	35,436	4,037,578
Spectrum Brands Holdings, Inc.	4,477	189,153
		7,615,541
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	93,197	1,347,629
INSURANCE — 4.0%
American National Insurance Co.	1,167	148,489
Arthur J Gallagher & Co.	22,503	1,658,471
Assurant, Inc.	5,548	496,213
Assured Guaranty, Ltd.	30,336	1,161,262
Cincinnati Financial Corp.	17,665	1,367,624
CNA Financial Corp.	2,231	98,499
Erie Indemnity Co. Class A	7,844	1,045,684
Everest Re Group, Ltd.	4,039	879,533
Fidelity National Financial, Inc.	84,195	2,647,091
First American Financial Corp.	30,513	1,362,100
Mercury General Corp.	8,710	450,394
Old Republic International Corp.	90,327	1,858,026
Principal Financial Group, Inc.	21,557	952,173
Unum Group	22,330	656,055
		14,781,614
IT SERVICES — 2.2%
Amdocs, Ltd.	17,183	1,006,580
Booz Allen Hamilton Holding Corp.	17,293	779,395
Leidos Holdings, Inc.	42,197	2,224,626
Paychex, Inc.	29,754	1,938,473
Sabre Corp.	48,779	1,055,578
Western Union Co. (a)	70,427	1,201,485
		8,206,137
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	5,960	276,842
Hasbro, Inc.	30,909	2,511,356
Polaris Industries, Inc.	16,463	1,262,383
		4,050,581
MACHINERY — 6.4%
Allison Transmission Holdings, Inc.	20,840	915,084
Crane Co.	7,218	520,995
Cummins, Inc.	44,915	6,002,441
Security Description	Shares	Value
Donaldson Co., Inc.	12,890	$ 559,297
Dover Corp.	31,774	2,254,365
Flowserve Corp.	11,331	430,805
Ingersoll-Rand PLC	28,574	2,606,806
Lincoln Electric Holdings, Inc.	6,814	537,284
Oshkosh Corp.	5,091	312,129
PACCAR, Inc.	79,526	4,544,116
Pentair PLC	51,322	1,938,945
Snap-on, Inc.	10,965	1,593,105
Timken Co.	15,625	583,125
Toro Co.	9,942	555,559
Trinity Industries, Inc.	10,776	221,878
		23,575,934
MEDIA — 2.2%
Interpublic Group of Cos., Inc.	122,295	2,522,946
John Wiley & Sons, Inc. Class A	10,335	485,435
Omnicom Group, Inc.	64,826	4,747,856
Tribune Media Co. Class A	7,909	358,910
Viacom, Inc. Class A (a)	2,581	71,778
		8,186,925
METALS & MINING — 1.2%
Nucor Corp.	49,364	2,557,549
Reliance Steel & Aluminum Co.	17,574	1,250,741
Steel Dynamics, Inc.	19,971	599,929
		4,408,219
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.2%
AGNC Investment Corp. REIT	86,324	1,514,123
Annaly Capital Management, Inc. REIT	259,887	2,552,090
Chimera Investment Corp. REIT	59,311	1,056,922
MFA Financial, Inc. REIT	126,278	843,537
New Residential Investment Corp. REIT	106,580	1,514,502
Two Harbors Investment Corp. REIT	55,152	708,152
		8,189,326
MULTI-UTILITIES — 5.8%
Ameren Corp.	29,558	1,928,068
CenterPoint Energy, Inc.	96,536	2,725,211
CMS Energy Corp.	30,119	1,495,408
Consolidated Edison, Inc.	48,231	3,687,742
DTE Energy Co.	20,821	2,296,556
MDU Resources Group, Inc.	61,629	1,469,235
NiSource, Inc.	22,361	566,851
Public Service Enterprise Group, Inc.	24,313	1,265,492
SCANA Corp.	45,443	2,171,267
Sempra Energy	13,930	1,507,087
Vectren Corp.	8,326	599,306
WEC Energy Group, Inc.	23,490	1,626,918
		21,339,141
MULTILINE RETAIL — 3.7%
Kohl's Corp.	53,207	3,529,752
Macy's, Inc.	97,407	2,900,781

See accompanying notes to financial statements.
11

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Nordstrom, Inc. (a)	37,379	$ 1,742,235
Target Corp.	83,067	5,489,898
		13,662,666
OIL, GAS & CONSUMABLE FUELS — 3.8%
Apache Corp.	99,643	2,615,629
HollyFrontier Corp.	22,281	1,139,005
Marathon Petroleum Corp.	47,717	2,815,780
Murphy Oil Corp.	52,021	1,216,771
PBF Energy, Inc. Class A	35,440	1,157,825
Targa Resources Corp.	32,510	1,171,010
Valero Energy Corp.	34,258	2,568,322
Williams Cos., Inc.	63,317	1,396,140
		14,080,482
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,829	696,593
PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	9,844	603,732
PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	2,771	395,533
ManpowerGroup, Inc.	12,935	838,188
Nielsen Holdings PLC	96,252	2,245,559
Robert Half International, Inc.	18,892	1,080,622
		4,559,902
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (a)	20,607	302,511
ROAD & RAIL — 0.2%
Ryder System, Inc.	16,586	798,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Cypress Semiconductor Corp.	50,738	645,387
KLA-Tencor Corp.	16,167	1,446,785
Maxim Integrated Products, Inc.	34,047	1,731,290
Xilinx, Inc.	34,382	2,928,315
		6,751,777
SPECIALTY RETAIL — 3.3%
Best Buy Co., Inc.	48,241	2,554,843
Dick's Sporting Goods, Inc. (a)	24,722	771,327
Foot Locker, Inc.	37,458	1,992,766
Gap, Inc.	69,438	1,788,723
L Brands, Inc.	73,714	1,892,238
Penske Automotive Group, Inc. (a)	3,234	130,395
Tractor Supply Co.	18,702	1,560,495
Williams-Sonoma, Inc. (a)	26,503	1,337,076
		12,027,863
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
HP, Inc.	181,630	3,716,150
Western Digital Corp.	37,824	1,398,353
Xerox Corp.	54,487	1,076,663
		6,191,166
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc.	5,193	$ 423,853
Hanesbrands, Inc. (a)	114,485	1,434,497
Ralph Lauren Corp.	6,763	699,700
Tapestry, Inc.	70,164	2,368,035
		4,926,085
THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc. (a)	92,937	874,537
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co. (a)	39,634	2,072,462
MSC Industrial Direct Co., Inc. Class A	9,795	753,431
W.W. Grainger, Inc.	3,397	959,177
Watsco, Inc.	8,824	1,227,771
		5,012,841
TRANSPORTATION INFRASTRUCTURE — 0.3%
Macquarie Infrastructure Corp.	25,265	923,688
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	6,958	631,578
Aqua America, Inc.	10,628	363,371
		994,949
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	31,152	1,013,686
TOTAL COMMON STOCKS (Cost $382,746,324)		365,152,312
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	470,075	470,075
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	340,894	340,894
TOTAL SHORT-TERM INVESTMENTS (Cost $810,969)		810,969
TOTAL INVESTMENTS — 99.9% (Cost $383,557,293)		365,963,281
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		385,252
NET ASSETS — 100.0%		$ 366,348,533

See accompanying notes to financial statements.
12

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$365,152,312	$—	$—	$365,152,312
Short-Term Investments	810,969	—	—	810,969
TOTAL INVESTMENTS	$365,963,281	$—	$—	$365,963,281
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	368,650	$368,650	$16,073,417	$15,971,992	$—	$—	470,075	$470,075	$2,969
State Street Navigator Securities Lending Government Money Market Portfolio	446,861	446,861	14,488,506	14,594,473	—	—	340,894	340,894	3,385
Total		$815,511	$30,561,923	$30,566,465	$—	$—		$810,969	$6,354
See accompanying notes to financial statements.
13

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
Arconic, Inc.	10,262	$ 173,017
Boeing Co.	1,033	333,143
BWX Technologies, Inc.	2,137	81,698
Curtiss-Wright Corp.	2,850	291,042
General Dynamics Corp.	4,064	638,901
Harris Corp.	2,660	358,169
HEICO Corp.	1,606	124,433
HEICO Corp. Class A	3,456	217,728
Hexcel Corp.	7,151	410,038
Huntington Ingalls Industries, Inc.	4,425	842,122
L3 Technologies, Inc.	2,950	512,297
Lockheed Martin Corp.	1,636	428,370
Northrop Grumman Corp.	1,182	289,472
Raytheon Co.	3,885	595,765
Spirit AeroSystems Holdings, Inc. Class A	12,125	874,091
Teledyne Technologies, Inc. (a)	1,744	361,130
Textron, Inc.	17,585	808,734
TransDigm Group, Inc. (a)	1,716	583,543
United Technologies Corp.	2,570	273,654
		8,197,347
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	11,684	982,507
Expeditors International of Washington, Inc.	20,097	1,368,405
FedEx Corp.	2,378	383,643
United Parcel Service, Inc. Class B	1,766	172,238
XPO Logistics, Inc. (a)	5,646	322,048
		3,228,841
AIRLINES — 1.4%
Alaska Air Group, Inc.	21,972	1,336,996
American Airlines Group, Inc.	6,278	201,587
Copa Holdings SA Class A	495	38,961
Delta Air Lines, Inc.	23,430	1,169,157
JetBlue Airways Corp. (a)	41,719	670,007
Southwest Airlines Co.	12,679	589,320
United Continental Holdings, Inc. (a)	19,519	1,634,326
		5,640,354
AUTO COMPONENTS — 0.8%
Aptiv PLC	5,612	345,531
BorgWarner, Inc.	11,823	410,731
Garrett Motion, Inc. (a) (b)	26,446	326,344
Gentex Corp.	74,578	1,507,221
Goodyear Tire & Rubber Co.	6,929	141,421
Lear Corp.	4,885	600,171
Visteon Corp. (a) (b)	1,046	63,053
		3,394,472
AUTOMOBILES — 0.2%
Ford Motor Co.	29,405	224,948
General Motors Co.	12,229	409,060
Harley-Davidson, Inc.	8,669	295,787
Security Description	Shares	Value
Tesla, Inc. (a)	100	$ 33,280
		963,075
BANKS — 1.2%
Associated Banc-Corp.	3,804	75,281
Bank of Hawaii Corp.	699	47,057
BankUnited, Inc.	4,091	122,485
BB&T Corp.	5,838	252,902
BOK Financial Corp.	600	43,998
CIT Group, Inc.	2,441	93,417
Citigroup, Inc.	400	20,824
Citizens Financial Group, Inc.	4,813	143,090
Comerica, Inc.	2,583	177,426
Commerce Bancshares, Inc.	2,959	166,799
Cullen/Frost Bankers, Inc.	1,776	156,181
East West Bancorp, Inc.	2,501	108,869
Fifth Third Bancorp	9,979	234,806
First Citizens BancShares, Inc. Class A	250	94,262
First Hawaiian, Inc.	2,059	46,348
First Republic Bank	2,014	175,017
FNB Corp.	5,852	57,584
Huntington Bancshares, Inc.	22,108	263,527
KeyCorp	11,544	170,620
M&T Bank Corp.	1,670	239,027
PacWest Bancorp	2,450	81,536
People's United Financial, Inc.	5,032	72,612
Pinnacle Financial Partners, Inc.	715	32,961
PNC Financial Services Group, Inc.	1,114	130,238
Popular, Inc.	5,241	247,480
Prosperity Bancshares, Inc.	1,513	94,260
Regions Financial Corp.	16,611	222,255
Signature Bank	581	59,733
SunTrust Banks, Inc.	5,125	258,505
SVB Financial Group (a)	487	92,491
Synovus Financial Corp.	1,536	49,137
TCF Financial Corp.	3,794	73,945
Umpqua Holdings Corp.	5,650	89,835
US Bancorp	2,225	101,682
Webster Financial Corp.	2,801	138,061
Western Alliance Bancorp (a)	1,420	56,076
Wintrust Financial Corp.	1,200	79,788
Zions Bancorp (b)	3,932	160,190
		4,730,305
BEVERAGES — 0.3%
Brown-Forman Corp. Class A	1,370	64,965
Brown-Forman Corp. Class B	4,145	197,219
Coca-Cola Co.	1,100	52,085
Constellation Brands, Inc. Class A	1,413	227,239
Keurig Dr. Pepper, Inc.	900	23,076
Molson Coors Brewing Co. Class B	7,893	443,271
Monster Beverage Corp. (a)	3,634	178,866
PepsiCo, Inc.	1,459	161,190
		1,347,911
BIOTECHNOLOGY — 0.9%
AbbVie, Inc.	2,089	192,585

See accompanying notes to financial statements.
14

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	2,575	$ 250,702
Amgen, Inc.	2,430	473,048
Biogen, Inc. (a)	2,139	643,668
BioMarin Pharmaceutical, Inc. (a) (b)	625	53,219
Celgene Corp. (a)	1,662	106,518
Exelixis, Inc. (a)	2,815	55,371
Gilead Sciences, Inc.	6,633	414,894
Ionis Pharmaceuticals, Inc. (a) (b)	1,625	87,847
Neurocrine Biosciences, Inc. (a)	455	32,492
Regeneron Pharmaceuticals, Inc. (a)	753	281,245
Seattle Genetics, Inc. (a) (b)	1,575	89,239
United Therapeutics Corp. (a)	5,263	573,141
Vertex Pharmaceuticals, Inc. (a)	2,318	384,116
		3,638,085
BUILDING PRODUCTS — 0.9%
Allegion PLC	5,213	415,528
AO Smith Corp.	5,249	224,132
Armstrong World Industries, Inc.	1,373	79,923
Fortune Brands Home & Security, Inc.	2,632	99,990
Johnson Controls International PLC	22,228	659,060
Lennox International, Inc.	2,841	621,781
Masco Corp.	6,350	185,674
Owens Corning	1,046	46,003
Resideo Technologies, Inc. (a)	34,046	699,645
USG Corp.	12,021	512,816
		3,544,552
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.	549	53,494
Ameriprise Financial, Inc.	864	90,176
Bank of New York Mellon Corp.	2,480	116,734
BGC Partners, Inc. Class A	13,545	70,028
BlackRock, Inc.	122	47,924
Cboe Global Markets, Inc.	2,204	215,617
Charles Schwab Corp.	1,111	46,140
CME Group, Inc.	742	139,585
E*TRADE Financial Corp.	4,427	194,257
Eaton Vance Corp.	9,168	322,530
Evercore, Inc. Class A	9,725	695,921
FactSet Research Systems, Inc.	3,608	722,069
Franklin Resources, Inc.	16,454	488,026
Goldman Sachs Group, Inc.	126	21,048
Interactive Brokers Group, Inc. Class A	803	43,884
Intercontinental Exchange, Inc.	2,909	219,135
Invesco, Ltd.	2,298	38,468
Lazard, Ltd. Class A	13,993	516,482
Legg Mason, Inc.	882	22,500
LPL Financial Holdings, Inc.	12,918	789,031
MarketAxess Holdings, Inc.	2,297	485,379
Moody's Corp.	2,729	382,169
Morgan Stanley	542	21,490
Morningstar, Inc.	2,759	303,048
MSCI, Inc.	5,613	827,524
Nasdaq, Inc.	6,382	520,580
Northern Trust Corp.	1,659	138,676
Raymond James Financial, Inc.	5,085	378,375
Security Description	Shares	Value
S&P Global, Inc.	4,655	$ 791,071
SEI Investments Co.	3,948	182,398
State Street Corp. (c)	1,342	84,640
T Rowe Price Group, Inc.	7,246	668,951
TD Ameritrade Holding Corp.	4,097	200,589
Virtu Financial, Inc. Class A	1,725	44,436
		9,882,375
CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	6,838	1,094,422
Albemarle Corp. (b)	1,127	86,858
Ashland Global Holdings, Inc.	6,103	433,069
Axalta Coating Systems, Ltd. (a)	3,844	90,026
Cabot Corp.	6,519	279,926
Celanese Corp. Series A	7,900	710,763
CF Industries Holdings, Inc.	28,692	1,248,389
Chemours Co.	2,847	80,342
Eastman Chemical Co.	11,783	861,455
Ecolab, Inc.	3,188	469,752
FMC Corp.	1,587	117,375
Huntsman Corp.	2,004	38,657
International Flavors & Fragrances, Inc.	1,923	258,201
Linde PLC	1,423	222,045
LyondellBasell Industries NV Class A	16,206	1,347,691
Mosaic Co.	27,656	807,832
NewMarket Corp. (b)	593	244,369
Olin Corp.	2,462	49,511
Platform Specialty Products Corp. (a)	4,700	48,551
PPG Industries, Inc.	6,408	655,090
RPM International, Inc.	13,092	769,548
Scotts Miracle-Gro Co. (b)	677	41,608
Sherwin-Williams Co.	89	35,018
Valvoline, Inc.	17,309	334,929
Westlake Chemical Corp.	1,417	93,763
WR Grace & Co.	4,414	286,513
		10,705,703
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ADT, Inc.	17,934	107,783
Cintas Corp.	4,602	773,090
Clean Harbors, Inc. (a)	6,003	296,248
Copart, Inc. (a)	17,839	852,347
KAR Auction Services, Inc.	11,830	564,528
Republic Services, Inc.	7,797	562,086
Rollins, Inc.	7,153	258,223
Stericycle, Inc. (a)	616	22,601
Waste Management, Inc.	13,328	1,186,059
		4,622,965
COMMUNICATIONS EQUIPMENT — 1.4%
Arista Networks, Inc. (a)	2,227	469,229
ARRIS International PLC (a)	10,625	324,806
Cisco Systems, Inc.	6,910	299,410
F5 Networks, Inc. (a)	11,448	1,854,920
Juniper Networks, Inc.	46,901	1,262,106

See accompanying notes to financial statements.
15

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	9,407	$ 1,082,181
Ubiquiti Networks, Inc. (b)	2,925	290,774
		5,583,426
CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	17,455	462,557
Arcosa, Inc. (a)	14,204	393,309
Fluor Corp.	14,146	455,501
Jacobs Engineering Group, Inc.	3,753	219,400
Quanta Services, Inc.	20,386	613,619
Valmont Industries, Inc.	960	106,512
		2,250,898
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	960	58,589
Martin Marietta Materials, Inc. (b)	1,978	339,959
Vulcan Materials Co.	1,490	147,212
		545,760
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	8,129	184,203
American Express Co.	3,459	329,712
Capital One Financial Corp.	3,067	231,835
Credit Acceptance Corp. (a)	3,050	1,164,368
Discover Financial Services	8,565	505,164
Navient Corp.	8,230	72,506
OneMain Holdings, Inc. (a)	8,012	194,611
Santander Consumer USA Holdings, Inc.	8,077	142,074
SLM Corp. (a)	5,127	42,605
Synchrony Financial	5,597	131,306
		2,998,384
CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	6,065	570,534
Avery Dennison Corp.	3,323	298,505
Ball Corp.	26,734	1,229,229
Bemis Co., Inc.	8,955	411,034
Berry Global Group, Inc. (a)	7,271	345,591
Crown Holdings, Inc. (a)	5,107	212,298
Graphic Packaging Holding Co. (b)	10,873	115,689
International Paper Co.	7,977	321,952
Owens-Illinois, Inc. (a)	6,351	109,491
Packaging Corp. of America	5,144	429,318
Sealed Air Corp.	3,483	121,348
Silgan Holdings, Inc.	1,601	37,816
Sonoco Products Co.	5,776	306,879
WestRock Co.	8,741	330,060
		4,839,744
DISTRIBUTORS — 0.3%
Genuine Parts Co.	3,907	375,150
LKQ Corp. (a)	4,295	101,920
Pool Corp.	4,364	648,709
		1,125,779
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.2%
Bright Horizons Family Solutions, Inc. (a)	3,188	$ 355,302
frontdoor, Inc. (a)	24,118	641,780
Graham Holdings Co. Class B	803	514,386
Grand Canyon Education, Inc. (a)	7,920	761,429
H&R Block, Inc. (b)	65,528	1,662,445
Service Corp. International	14,650	589,809
ServiceMaster Global Holdings, Inc. (a)	10,936	401,789
		4,926,940
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	5,050	83,981
Berkshire Hathaway, Inc. Class B (a)	282	57,579
Jefferies Financial Group, Inc.	16,337	283,610
Voya Financial, Inc.	1,205	48,369
		473,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	2,090	59,649
CenturyLink, Inc.	16,241	246,051
Verizon Communications, Inc.	2,600	146,172
Zayo Group Holdings, Inc. (a)	2,167	49,494
		501,366
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	14,748	623,103
American Electric Power Co., Inc.	10,522	786,414
Avangrid, Inc.	1,887	94,520
Duke Energy Corp.	5,957	514,089
Edison International	10,101	573,434
Entergy Corp.	16,721	1,439,177
Evergy, Inc.	9,142	518,991
Eversource Energy	11,303	735,147
Exelon Corp.	37,534	1,692,783
FirstEnergy Corp.	21,042	790,127
Hawaiian Electric Industries, Inc.	14,049	514,474
NextEra Energy, Inc.	2,291	398,222
OGE Energy Corp.	19,396	760,129
PG&E Corp. (a)	918	21,803
Pinnacle West Capital Corp.	8,867	755,468
PPL Corp.	20,295	574,957
Southern Co.	9,816	431,119
Xcel Energy, Inc.	17,847	879,322
		12,103,279
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc. (b)	2,236	257,028
AMETEK, Inc.	7,284	493,127
Eaton Corp. PLC	12,840	881,594
Emerson Electric Co.	16,698	997,705
GrafTech International, Ltd.	1,900	21,736
Hubbell, Inc.	2,680	266,231
nVent Electric PLC	34,171	767,481
Regal Beloit Corp.	6,053	424,013
Rockwell Automation, Inc.	5,072	763,235

See accompanying notes to financial statements.
16

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC (a)	7,662	$ 343,564
		5,215,714
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Amphenol Corp. Class A	6,874	556,931
Arrow Electronics, Inc. (a)	4,921	339,303
Avnet, Inc.	23,000	830,300
CDW Corp.	20,099	1,629,024
Cognex Corp.	2,030	78,500
Corning, Inc.	8,145	246,060
Dolby Laboratories, Inc. Class A	6,954	430,035
FLIR Systems, Inc.	12,196	531,014
IPG Photonics Corp. (a)	475	53,813
Jabil, Inc.	29,939	742,188
Keysight Technologies, Inc. (a)	16,799	1,042,882
Littelfuse, Inc.	1,752	300,433
National Instruments Corp.	12,256	556,177
Trimble, Inc. (a)	6,046	198,974
Zebra Technologies Corp. Class A (a)	3,842	611,762
		8,147,396
ENERGY EQUIPMENT & SERVICES — 0.3%
Apergy Corp. (a)	7,647	207,081
Halliburton Co.	6,759	179,654
Helmerich & Payne, Inc.	13,095	627,774
National Oilwell Varco, Inc.	7,307	187,790
Schlumberger, Ltd.	2,300	82,984
Transocean, Ltd. (a)	19,913	138,196
		1,423,479
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	3,264	152,004
Cinemark Holdings, Inc.	15,362	549,960
Electronic Arts, Inc. (a)	4,557	359,593
Live Nation Entertainment, Inc. (a)	11,246	553,865
Madison Square Garden Co. Class A (a)	1,744	466,869
Take-Two Interactive Software, Inc. (a)	3,702	381,084
Twenty-First Century Fox, Inc. Class A	4,404	211,920
Twenty-First Century Fox, Inc. Class B	1,980	94,604
Viacom, Inc. Class B	37,808	971,666
Walt Disney Co.	3,152	345,617
Zynga, Inc. Class A (a)	23,543	92,524
		4,179,706
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	535	61,653
American Campus Communities, Inc. REIT	1,700	70,363
American Homes 4 Rent Class A REIT	1,400	27,790
American Tower Corp. REIT	1,353	214,031
Apartment Investment & Management Co. Class A REIT	900	39,492
Apple Hospitality REIT, Inc.	8,605	122,707
AvalonBay Communities, Inc. REIT	2,427	422,419
Security Description	Shares	Value
Boston Properties, Inc. REIT	1,338	$ 150,592
Brandywine Realty Trust REIT	3,931	50,592
Brixmor Property Group, Inc. REIT	14,605	214,548
Brookfield Property REIT, Inc. Class A	17,600	283,360
Camden Property Trust REIT	1,982	174,515
Columbia Property Trust, Inc. REIT	6,930	134,096
CoreSite Realty Corp. REIT	731	63,765
Corporate Office Properties Trust REIT	1,500	31,545
Crown Castle International Corp. REIT	772	83,862
CubeSmart REIT	7,543	216,409
Digital Realty Trust, Inc. REIT	732	77,995
Douglas Emmett, Inc. REIT	1,345	45,905
Duke Realty Corp. REIT	10,336	267,702
EPR Properties REIT	7,058	451,924
Equinix, Inc. REIT	63	22,211
Equity Commonwealth REIT	1,000	30,010
Equity LifeStyle Properties, Inc. REIT	4,019	390,366
Equity Residential REIT	3,796	250,574
Essex Property Trust, Inc. REIT	1,080	264,827
Extra Space Storage, Inc. REIT	7,963	720,492
Federal Realty Investment Trust REIT	1,677	197,953
Gaming and Leisure Properties, Inc. REIT	13,913	449,529
HCP, Inc. REIT	13,058	364,710
Healthcare Trust of America, Inc. Class A REIT	1,400	35,434
Highwoods Properties, Inc. REIT	3,833	148,299
Hospitality Properties Trust REIT	9,925	237,009
Host Hotels & Resorts, Inc. REIT	37,665	627,876
Hudson Pacific Properties, Inc. REIT	1,384	40,219
Iron Mountain, Inc. REIT	4,358	141,243
Kilroy Realty Corp. REIT	1,360	85,517
Kimco Realty Corp. REIT	10,795	158,147
Lamar Advertising Co. Class A REIT	9,467	654,927
Liberty Property Trust REIT	7,131	298,646
Life Storage, Inc. REIT	1,620	150,644
Macerich Co. REIT	780	33,758
Medical Properties Trust, Inc. REIT	28,260	454,421
Mid-America Apartment Communities, Inc. REIT	2,273	217,526
National Retail Properties, Inc. REIT	6,503	315,461
Omega Healthcare Investors, Inc. REIT	4,727	166,154
Outfront Media, Inc. REIT	10,608	192,217
Paramount Group, Inc. REIT	2,300	28,888
Park Hotels & Resorts, Inc. REIT	15,457	401,573
Prologis, Inc. REIT	6,852	402,349
Public Storage REIT	3,051	617,553
Rayonier, Inc. REIT	10,644	294,732
Realty Income Corp. REIT	3,497	220,451
Regency Centers Corp. REIT	1,320	77,458
Retail Properties of America, Inc. Class A REIT	33,179	359,992
SBA Communications Corp. REIT (a)	740	119,799
Senior Housing Properties Trust REIT	4,110	48,169
Simon Property Group, Inc. REIT	3,559	597,876

See accompanying notes to financial statements.
17

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SL Green Realty Corp. REIT	583	$ 46,104
Spirit Realty Capital, Inc. REIT	3,041	107,195
STORE Capital Corp. REIT	5,391	152,619
Sun Communities, Inc. REIT	761	77,401
Taubman Centers, Inc. REIT	913	41,532
UDR, Inc. REIT	1,995	79,042
Uniti Group, Inc. REIT (a) (b)	2,100	32,697
Ventas, Inc. REIT	3,744	219,361
VEREIT, Inc.	9,700	69,355
VICI Properties, Inc. REIT	6,500	122,070
Vornado Realty Trust REIT	1,210	75,056
Weingarten Realty Investors REIT	14,511	360,018
Welltower, Inc. REIT	1,300	90,233
Weyerhaeuser Co. REIT	4,649	101,627
WP Carey, Inc. REIT	3,274	213,923
		14,810,508
FOOD & STAPLES RETAILING — 2.4%
Casey's General Stores, Inc.	7,100	909,794
Costco Wholesale Corp.	5,303	1,080,274
Kroger Co.	85,320	2,346,300
Sprouts Farmers Market, Inc. (a)	44,450	1,045,020
Sysco Corp.	26,902	1,685,679
US Foods Holding Corp. (a)	42,140	1,333,310
Walmart, Inc.	1,002	93,336
Walgreens Boots Alliance, Inc.	20,024	1,368,240
		9,861,953
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	42,210	1,729,344
Bunge, Ltd.	15,859	847,505
Campbell Soup Co. (b)	724	23,885
Conagra Brands, Inc.	13,283	283,725
Flowers Foods, Inc.	25,828	477,043
General Mills, Inc.	3,323	129,398
Hershey Co.	6,545	701,493
Hormel Foods Corp. (b)	21,483	916,895
Ingredion, Inc.	2,355	215,247
J.M. Smucker Co.	6,107	570,943
Kellogg Co.	7,482	426,549
Lamb Weston Holdings, Inc.	9,602	706,323
McCormick & Co., Inc.	705	98,164
Mondelez International, Inc. Class A	7,004	280,370
Post Holdings, Inc. (a)	8,178	728,905
Seaboard Corp.	26	91,988
TreeHouse Foods, Inc. (a)	11,800	598,378
Tyson Foods, Inc. Class A	6,526	348,488
		9,174,643
GAS UTILITIES — 0.8%
Atmos Energy Corp.	10,076	934,247
National Fuel Gas Co.	11,562	591,743
UGI Corp.	36,013	1,921,293
		3,447,283
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	514	37,178
Security Description	Shares	Value
ABIOMED, Inc. (a)	1,690	$ 549,318
Align Technology, Inc. (a)	1,757	367,968
Baxter International, Inc.	9,108	599,488
Becton Dickinson and Co.	94	21,180
Boston Scientific Corp. (a)	11,673	412,524
Cantel Medical Corp.	1,300	96,785
Cooper Cos., Inc.	2,292	583,314
Danaher Corp.	2,707	279,146
DexCom, Inc. (a)	2,502	299,740
Edwards Lifesciences Corp. (a)	6,219	952,564
Hill-Rom Holdings, Inc.	4,932	436,729
Hologic, Inc. (a)	2,888	118,697
ICU Medical, Inc. (a)	1,475	338,704
IDEXX Laboratories, Inc. (a)	3,261	606,611
Integra LifeSciences Holdings Corp. (a)	1,200	54,120
Intuitive Surgical, Inc. (a)	1,143	547,406
Masimo Corp. (a)	5,425	582,482
Medtronic PLC	2,179	198,202
Penumbra, Inc. (a) (b)	1,100	134,420
ResMed, Inc.	9,582	1,091,102
STERIS PLC	4,561	487,343
Stryker Corp.	1,503	235,595
Teleflex, Inc.	456	117,867
Varian Medical Systems, Inc. (a)	7,065	800,535
West Pharmaceutical Services, Inc.	6,770	663,663
Zimmer Biomet Holdings, Inc.	2,588	268,427
		10,881,108
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a) (b)	8,190	210,565
AmerisourceBergen Corp.	11,671	868,322
Anthem, Inc.	2,473	649,484
Cardinal Health, Inc.	16,382	730,637
Centene Corp. (a)	24,629	2,839,724
Chemed Corp.	2,406	681,572
Cigna Corp.	10,284	1,953,077
CVS Health Corp.	11,044	723,603
DaVita, Inc. (a)	2,524	129,885
Encompass Health Corp.	11,261	694,804
HCA Healthcare, Inc.	8,203	1,020,863
Henry Schein, Inc. (a)	11,899	934,309
Humana, Inc.	7,534	2,158,340
Laboratory Corp. of America Holdings (a)	4,148	524,141
McKesson Corp.	4,925	544,065
MEDNAX, Inc. (a)	3,662	120,846
Molina Healthcare, Inc. (a)	12,299	1,429,390
Premier, Inc. Class A (a)	18,500	690,975
Quest Diagnostics, Inc.	9,166	763,253
UnitedHealth Group, Inc.	568	141,500
Universal Health Services, Inc. Class B	11,525	1,343,354
WellCare Health Plans, Inc. (a)	5,058	1,194,143
		20,346,852

See accompanying notes to financial statements.
18

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc. (a)	1,805	$ 238,134
Cerner Corp. (a)	6,727	352,764
Veeva Systems, Inc. Class A (a)	6,326	565,038
		1,155,936
HOTELS, RESTAURANTS & LEISURE — 3.2%
Aramark	4,114	119,183
Carnival Corp.	11,630	573,359
Chipotle Mexican Grill, Inc. (a)	2,391	1,032,410
Choice Hotels International, Inc.	3,136	224,475
Darden Restaurants, Inc.	22,714	2,268,220
Domino's Pizza, Inc.	3,860	957,241
Dunkin' Brands Group, Inc.	5,939	380,809
Extended Stay America, Inc.	18,115	280,782
Hilton Grand Vacations, Inc. (a)	2,247	59,298
Hilton Worldwide Holdings, Inc.	3,297	236,725
Hyatt Hotels Corp. Class A	4,156	280,946
Las Vegas Sands Corp.	3,115	162,136
Marriott International, Inc. Class A	3,283	356,402
McDonald's Corp.	996	176,860
MGM Resorts International	9,346	226,734
Norwegian Cruise Line Holdings, Ltd. (a)	10,798	457,727
Royal Caribbean Cruises, Ltd.	4,687	458,342
Six Flags Entertainment Corp.	4,873	271,085
Starbucks Corp.	25,345	1,632,218
Vail Resorts, Inc.	3,077	648,693
Wendy's Co.	5,350	83,513
Wyndham Destinations, Inc.	4,480	160,563
Wyndham Hotels & Resorts, Inc.	12,020	545,347
Wynn Resorts, Ltd.	947	93,668
Yum China Holdings, Inc.	16,115	540,336
Yum! Brands, Inc.	12,292	1,129,881
		13,356,953
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	4,548	157,634
Garmin, Ltd.	14,533	920,230
Leggett & Platt, Inc.	8,354	299,407
Lennar Corp. Class A	1,256	49,172
Newell Brands, Inc. (b)	7,800	145,002
NVR, Inc. (a)	98	238,825
PulteGroup, Inc.	11,854	308,085
Tempur Sealy International, Inc. (a)	872	36,101
Toll Brothers, Inc.	3,528	116,177
Whirlpool Corp.	1,840	196,641
		2,467,274
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	8,390	551,726
Clorox Co.	4,760	733,707
Colgate-Palmolive Co.	5,814	346,049
Energizer Holdings, Inc.	2,660	120,099
Kimberly-Clark Corp.	6,797	774,450
Procter & Gamble Co.	1,764	162,147
Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	500	$ 21,125
		2,709,303
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	75,824	1,096,415
NRG Energy, Inc.	62,400	2,471,040
Vistra Energy Corp. (a)	59,258	1,356,416
		4,923,871
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	830	158,148
Carlisle Cos., Inc.	2,860	287,487
Honeywell International, Inc.	1,736	229,360
Roper Technologies, Inc.	1,595	425,100
		1,100,095
INSURANCE — 3.9%
Aflac, Inc.	12,082	550,456
Alleghany Corp.	202	125,911
Allstate Corp.	4,428	365,886
American Financial Group, Inc.	2,773	251,040
American National Insurance Co.	510	64,892
Aon PLC	4,502	654,411
Arch Capital Group, Ltd. (a)	8,407	224,635
Arthur J Gallagher & Co.	12,633	931,052
Assurant, Inc.	2,271	203,118
Assured Guaranty, Ltd.	36,874	1,411,537
Athene Holding, Ltd. Class A (a)	4,520	180,031
Brown & Brown, Inc.	16,754	461,740
Chubb, Ltd.	1,361	175,814
Cincinnati Financial Corp.	5,924	458,636
CNA Financial Corp.	823	36,335
Erie Indemnity Co. Class A	3,467	462,186
Everest Re Group, Ltd.	1,843	401,332
Fidelity National Financial, Inc.	15,907	500,116
First American Financial Corp.	5,000	223,200
Hanover Insurance Group, Inc.	2,913	340,151
Hartford Financial Services Group, Inc.	2,300	102,235
Lincoln National Corp.	1,480	75,939
Loews Corp.	7,043	320,597
Markel Corp. (a)	46	47,750
Marsh & McLennan Cos., Inc.	11,963	954,049
Mercury General Corp.	3,870	200,118
MetLife, Inc.	3,320	136,319
Old Republic International Corp.	37,028	761,666
Principal Financial Group, Inc.	1,331	58,790
Progressive Corp.	19,833	1,196,525
Prudential Financial, Inc.	1,309	106,749
Reinsurance Group of America, Inc.	2,561	359,129
RenaissanceRe Holdings, Ltd.	200	26,740
Torchmark Corp.	23,236	1,731,779
Travelers Cos., Inc.	3,399	407,030
Unum Group	1,674	49,182
White Mountains Insurance Group, Ltd.	914	783,929

See accompanying notes to financial statements.
19

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Willis Towers Watson PLC	2,508	$ 380,865
WR Berkley Corp.	5,603	414,118
		16,135,988
INTERACTIVE MEDIA & SERVICES — 0.3%
Alphabet, Inc. Class A (a)	41	42,843
Alphabet, Inc. Class C (a)	49	50,745
IAC/InterActiveCorp (a)	826	151,191
Match Group, Inc.	6,154	263,207
TripAdvisor, Inc. (a)	9,123	492,095
Twitter, Inc. (a)	13,568	389,944
		1,390,025
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Booking Holdings, Inc. (a)	208	358,263
eBay, Inc. (a)	9,852	276,546
Expedia Group, Inc.	5,154	580,598
GrubHub, Inc. (a) (b)	5,125	393,651
Qurate Retail, Inc. (a)	6,869	134,083
Wayfair, Inc. Class A (a) (b)	200	18,016
		1,761,157
IT SERVICES — 4.1%
Accenture PLC Class A	4,079	575,180
Akamai Technologies, Inc. (a)	17,703	1,081,299
Alliance Data Systems Corp.	1,974	296,258
Amdocs, Ltd.	12,355	723,756
Automatic Data Processing, Inc.	5,440	713,293
Black Knight, Inc. (a)	2,880	129,773
Booz Allen Hamilton Holding Corp.	24,644	1,110,705
Broadridge Financial Solutions, Inc.	13,039	1,255,004
Cognizant Technology Solutions Corp. Class A	14,446	917,032
Conduent, Inc. (a)	9,188	97,668
CoreLogic, Inc. (a)	4,273	142,804
DXC Technology Co.	432	22,969
EPAM Systems, Inc. (a)	4,800	556,848
Euronet Worldwide, Inc. (a)	6,913	707,753
Fidelity National Information Services, Inc.	3,346	343,132
First Data Corp. Class A (a)	18,799	317,891
Fiserv, Inc. (a)	9,744	716,087
FleetCor Technologies, Inc. (a)	1,872	347,668
Genpact, Ltd.	7,442	200,860
Global Payments, Inc.	1,336	137,782
GoDaddy, Inc. Class A (a)	2,407	157,947
International Business Machines Corp.	1,879	213,586
Jack Henry & Associates, Inc.	6,107	772,658
Leidos Holdings, Inc.	14,653	772,506
Mastercard, Inc. Class A	788	148,656
Okta, Inc. (a)	500	31,900
Paychex, Inc.	10,333	673,195
PayPal Holdings, Inc. (a)	3,705	311,553
Sabre Corp.	37,249	806,068
Square, Inc. Class A (a)	863	48,406
Total System Services, Inc.	10,397	845,172
Security Description	Shares	Value
Twilio, Inc. Class A (a)	1,100	$ 98,230
VeriSign, Inc. (a)	4,169	618,221
Visa, Inc. Class A	1,169	154,238
Western Union Co. (b)	21,036	358,874
WEX, Inc. (a)	1,009	141,321
Worldpay, Inc. Class A (a)	2,817	215,303
		16,761,596
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	17,788	826,253
Hasbro, Inc.	14,608	1,186,900
Polaris Industries, Inc.	4,037	309,557
		2,322,710
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	6,024	406,379
Bio-Rad Laboratories, Inc. Class A (a)	368	85,457
Bio-Techne Corp.	2,479	358,761
Bruker Corp.	4,386	130,571
Charles River Laboratories International, Inc. (a)	3,969	449,211
Illumina, Inc. (a)	1,932	579,465
IQVIA Holdings, Inc. (a)	3,325	386,265
Mettler-Toledo International, Inc. (a)	604	341,610
PerkinElmer, Inc.	2,476	194,490
PRA Health Sciences, Inc. (a)	850	78,166
QIAGEN NV (a)	5,791	199,500
Thermo Fisher Scientific, Inc.	750	167,843
Waters Corp. (a)	2,790	526,334
		3,904,052
MACHINERY — 4.0%
AGCO Corp.	3,299	183,655
Allison Transmission Holdings, Inc.	28,422	1,248,010
Caterpillar, Inc.	1,941	246,643
Colfax Corp. (a)	1,276	26,668
Crane Co.	6,881	496,671
Cummins, Inc.	8,117	1,084,756
Deere & Co.	2,270	338,616
Donaldson Co., Inc.	15,374	667,078
Dover Corp.	15,859	1,125,196
Flowserve Corp.	9,294	353,358
Fortive Corp.	4,210	284,849
Gates Industrial Corp. PLC (a) (b)	2,200	29,128
Graco, Inc.	13,913	582,259
IDEX Corp.	4,339	547,842
Illinois Tool Works, Inc.	2,164	274,157
Ingersoll-Rand PLC	17,979	1,640,224
ITT, Inc.	17,543	846,801
Lincoln Electric Holdings, Inc.	4,319	340,553
Middleby Corp. (a) (b)	2,160	221,897
Nordson Corp.	1,039	124,005
Oshkosh Corp.	5,676	347,996
PACCAR, Inc.	12,639	722,192
Parker-Hannifin Corp.	5,023	749,130
Pentair PLC	18,287	690,883
Snap-on, Inc.	5,167	750,713

See accompanying notes to financial statements.
20

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	2,077	$ 248,700
Terex Corp.	3,418	94,234
Timken Co.	3,579	133,568
Toro Co.	11,202	625,968
Trinity Industries, Inc.	7,723	159,017
WABCO Holdings, Inc. (a)	2,679	287,564
Wabtec Corp. (b)	3,975	279,244
Xylem, Inc.	9,852	657,325
		16,408,900
MARINE — 0.3%
Kirby Corp. (a)	15,895	1,070,687
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	6,946	381,197
Cable One, Inc.	161	132,036
CBS Corp. Class B	11,466	501,294
Charter Communications, Inc. Class A (a)	1,099	313,182
Comcast Corp. Class A	4,655	158,503
Discovery, Inc. Class A (a)	12,264	303,411
Discovery, Inc. Class C (a)	17,683	408,124
DISH Network Corp. Class A (a)	900	22,473
Interpublic Group of Cos., Inc.	86,242	1,779,172
John Wiley & Sons, Inc. Class A	5,763	270,688
Liberty Broadband Corp. Class A (a)	321	23,051
Liberty Broadband Corp. Class C (a)	1,148	82,690
Liberty Media Corp.-Liberty SiriusXM Class A (a)	3,699	136,123
Liberty Media Corp.-Liberty SiriusXM Class C (a)	7,689	284,339
News Corp. Class A	7,176	81,448
News Corp. Class B	1,977	22,834
Omnicom Group, Inc.	20,054	1,468,755
Sirius XM Holdings, Inc. (b)	43,096	246,078
Tribune Media Co. Class A	1,902	86,313
Viacom, Inc. Class A	1,100	30,591
		6,732,302
METALS & MINING — 1.6%
Alcoa Corp. (a)	29,131	774,302
Freeport-McMoRan, Inc.	25,870	266,720
Newmont Mining Corp.	32,483	1,125,536
Nucor Corp.	29,763	1,542,021
Reliance Steel & Aluminum Co.	11,550	822,013
Royal Gold, Inc.	2,252	192,884
Southern Copper Corp.	2,192	67,448
Steel Dynamics, Inc.	46,541	1,398,092
United States Steel Corp.	21,030	383,587
		6,572,603
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	12,553	220,180
Annaly Capital Management, Inc. REIT	36,471	358,145
Chimera Investment Corp. REIT	25,806	459,863
MFA Financial, Inc. REIT	23,324	155,804
Security Description	Shares	Value
New Residential Investment Corp. REIT	25,921	$ 368,337
Two Harbors Investment Corp. REIT	13,820	177,449
Starwood Property Trust, Inc. REIT	2,894	57,041
		1,796,819
MULTI-UTILITIES — 2.5%
Ameren Corp.	20,304	1,324,430
CenterPoint Energy, Inc.	36,208	1,022,152
CMS Energy Corp.	17,751	881,337
Consolidated Edison, Inc.	16,445	1,257,385
Dominion Energy, Inc.	3,773	269,618
DTE Energy Co.	10,573	1,166,202
MDU Resources Group, Inc.	22,576	538,212
NiSource, Inc.	13,047	330,741
Public Service Enterprise Group, Inc.	14,736	767,009
SCANA Corp.	12,200	582,916
Sempra Energy	6,731	728,227
Vectren Corp.	8,245	593,475
WEC Energy Group, Inc.	11,808	817,822
		10,279,526
MULTILINE RETAIL — 3.0%
Dollar General Corp.	17,726	1,915,826
Dollar Tree, Inc. (a)	3,566	322,081
Kohl's Corp.	49,417	3,278,324
Macy's, Inc.	65,425	1,948,357
Nordstrom, Inc. (b)	33,269	1,550,668
Target Corp.	48,277	3,190,627
		12,205,883
OIL, GAS & CONSUMABLE FUELS — 4.9%
Anadarko Petroleum Corp.	12,150	532,656
Antero Resources Corp. (a)	20,204	189,716
Apache Corp.	35,409	929,486
Cabot Oil & Gas Corp.	14,276	319,069
Centennial Resource Development, Inc. Class A (a) (b)	7,834	86,331
Cheniere Energy, Inc. (a)	10,059	595,392
Chesapeake Energy Corp. (a)	121,459	255,064
Chevron Corp.	1,775	193,102
Cimarex Energy Co.	5,409	333,465
CNX Resources Corp. (a)	46,189	527,478
Concho Resources, Inc. (a)	3,900	400,881
ConocoPhillips	9,007	561,586
Continental Resources, Inc. (a)	2,625	105,499
Devon Energy Corp.	14,118	318,220
Diamondback Energy, Inc.	2,984	276,617
EOG Resources, Inc.	4,728	412,329
Equitrans Midstream Corp. (a)	4,349	87,067
Exxon Mobil Corp.	1,370	93,420
Hess Corp.	1,700	68,850
HollyFrontier Corp.	46,688	2,386,691
Kinder Morgan, Inc.	10,280	158,106
Marathon Oil Corp.	17,350	248,799
Marathon Petroleum Corp.	29,341	1,731,412
Murphy Oil Corp. (b)	24,576	574,833

See accompanying notes to financial statements.
21

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Newfield Exploration Co. (a)	5,784	$ 84,793
Noble Energy, Inc.	4,425	83,013
Occidental Petroleum Corp.	11,281	692,428
ONEOK, Inc.	11,825	637,959
Parsley Energy, Inc. Class A (a)	1,575	25,168
PBF Energy, Inc. Class A	42,298	1,381,876
Phillips 66	18,077	1,557,333
Pioneer Natural Resources Co.	4,502	592,103
QEP Resources, Inc. (a)	38,711	217,943
Range Resources Corp. (b)	34,775	332,797
SM Energy Co.	9,209	142,555
Targa Resources Corp.	9,328	335,995
Valero Energy Corp.	29,291	2,195,946
Whiting Petroleum Corp. (a) (b)	10,459	237,315
Williams Cos., Inc.	5,306	116,997
WPX Energy, Inc. (a)	9,175	104,136
		20,124,426
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	9,614	337,740
PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. Class A	7,839	1,019,854
Herbalife Nutrition, Ltd. (a)	23,097	1,361,568
Nu Skin Enterprises, Inc. Class A	11,880	728,600
		3,110,022
PHARMACEUTICALS — 0.6%
Allergan PLC	300	40,098
Bristol-Myers Squibb Co.	6,387	331,996
Catalent, Inc. (a)	3,400	106,012
Elanco Animal Health, Inc. (a)	1,100	34,683
Eli Lilly & Co.	2,276	263,379
Jazz Pharmaceuticals PLC (a)	3,983	493,733
Johnson & Johnson	556	71,752
Merck & Co., Inc.	1,963	149,993
Mylan NV (a)	8,519	233,420
Perrigo Co. PLC	1,505	58,319
Pfizer, Inc.	2,320	101,268
Zoetis, Inc.	6,869	587,574
		2,472,227
PROFESSIONAL SERVICES — 0.9%
CoStar Group, Inc. (a)	1,310	441,916
Dun & Bradstreet Corp.	2,596	370,553
Equifax, Inc.	4,301	400,552
IHS Markit, Ltd. (a)	5,288	253,665
ManpowerGroup, Inc.	681	44,129
Nielsen Holdings PLC	4,452	103,865
Robert Half International, Inc.	26,835	1,534,962
TransUnion	4,943	280,763
Verisk Analytics, Inc. (a)	2,908	317,088
		3,747,493
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	32,703	1,309,428
Howard Hughes Corp. (a)	309	30,165
Security Description	Shares	Value
Jones Lang LaSalle, Inc.	6,220	$ 787,452
Realogy Holdings Corp. (b)	2,872	42,161
		2,169,206
ROAD & RAIL — 1.1%
AMERCO	333	109,261
CSX Corp.	6,810	423,105
Genesee & Wyoming, Inc. Class A (a)	3,754	277,871
JB Hunt Transport Services, Inc.	8,496	790,468
Kansas City Southern	5,185	494,908
Landstar System, Inc.	5,789	553,834
Norfolk Southern Corp.	4,262	637,339
Old Dominion Freight Line, Inc.	5,217	644,247
Ryder System, Inc.	1,370	65,966
Schneider National, Inc. Class B	6,934	129,458
Union Pacific Corp.	2,622	362,439
		4,488,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Analog Devices, Inc.	7,000	600,810
Applied Materials, Inc.	9,714	318,036
Broadcom, Inc.	746	189,693
Cypress Semiconductor Corp.	13,699	174,251
First Solar, Inc. (a)	3,034	128,809
Intel Corp.	6,915	324,521
KLA-Tencor Corp.	12,728	1,139,029
Lam Research Corp.	6,536	890,007
Marvell Technology Group, Ltd.	11,787	190,832
Maxim Integrated Products, Inc.	14,328	728,579
Microchip Technology, Inc. (b)	6,207	446,407
Micron Technology, Inc. (a)	49,763	1,578,980
MKS Instruments, Inc.	4,034	260,637
Monolithic Power Systems, Inc.	3,225	374,906
NVIDIA Corp.	990	132,165
NXP Semiconductors NV	2,087	152,935
ON Semiconductor Corp. (a)	38,133	629,576
Qorvo, Inc. (a)	10,993	667,605
QUALCOMM, Inc. (b)	1,120	63,739
Skyworks Solutions, Inc.	7,912	530,262
Teradyne, Inc.	20,538	644,482
Texas Instruments, Inc.	4,520	427,140
Versum Materials, Inc.	9,623	266,750
Xilinx, Inc.	14,283	1,216,483
		12,076,634
SOFTWARE — 3.0%
Adobe, Inc. (a)	1,270	287,325
ANSYS, Inc. (a)	3,815	545,316
Aspen Technology, Inc. (a)	8,627	708,967
Atlassian Corp. PLC Class A (a)	1,985	176,625
Autodesk, Inc. (a)	356	45,785
Cadence Design Systems, Inc. (a)	5,621	244,401
CDK Global, Inc.	2,341	112,087
Citrix Systems, Inc.	11,540	1,182,388
DocuSign, Inc. (a) (b)	500	20,040
Fair Isaac Corp. (a)	3,425	640,475

See accompanying notes to financial statements.
22

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	12,479	$ 878,896
Guidewire Software, Inc. (a)	227	18,212
Intuit, Inc.	4,043	795,865
Manhattan Associates, Inc. (a)	10,484	444,207
Microsoft Corp.	1,840	186,889
Nuance Communications, Inc. (a)	3,600	47,628
Oracle Corp.	2,703	122,041
Palo Alto Networks, Inc. (a)	2,749	517,774
Paycom Software, Inc. (a) (b)	3,385	414,493
Pegasystems, Inc.	3,775	180,558
Proofpoint, Inc. (a)	300	25,143
PTC, Inc. (a)	3,505	290,565
Red Hat, Inc. (a)	4,812	845,180
RingCentral, Inc. Class A (a)	2,484	204,781
salesforce.com, Inc. (a)	1,634	223,809
ServiceNow, Inc. (a)	1,549	275,800
Splunk, Inc. (a)	2,706	283,724
SS&C Technologies Holdings, Inc.	3,991	180,034
Symantec Corp.	2,700	51,017
Synopsys, Inc. (a)	6,151	518,160
Tableau Software, Inc. Class A (a)	1,696	203,520
Teradata Corp. (a)	6,915	265,259
Tyler Technologies, Inc. (a)	1,955	363,278
Ultimate Software Group, Inc. (a)	1,457	356,776
VMware, Inc. Class A	4,278	586,642
Workday, Inc. Class A (a)	487	77,764
Zendesk, Inc. (a)	3,141	183,340
		12,504,764
SPECIALTY RETAIL — 5.9%
Advance Auto Parts, Inc.	7,934	1,249,288
AutoNation, Inc. (a)	1,139	40,662
AutoZone, Inc. (a)	2,716	2,276,931
Best Buy Co., Inc.	42,791	2,266,211
Burlington Stores, Inc. (a)	8,194	1,332,918
CarMax, Inc. (a) (b)	4,586	287,680
Dick's Sporting Goods, Inc. (b)	26,325	821,340
Foot Locker, Inc.	40,560	2,157,792
Gap, Inc.	16,275	419,244
Home Depot, Inc.	1,149	197,421
L Brands, Inc. (b)	3,403	87,355
Lowe's Cos., Inc.	9,847	909,469
Michaels Cos., Inc. (a) (b)	7,683	104,028
O'Reilly Automotive, Inc. (a)	5,008	1,724,405
Penske Automotive Group, Inc. (b)	822	33,143
Ross Stores, Inc.	22,216	1,848,371
Tiffany & Co.	15,145	1,219,324
TJX Cos., Inc.	36,004	1,610,819
Tractor Supply Co.	24,000	2,002,560
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,763	1,411,013
Urban Outfitters, Inc. (a)	22,526	747,863
Williams-Sonoma, Inc. (b)	28,391	1,432,326
		24,180,163
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Apple, Inc.	2,649	$ 417,853
Dell Technologies, Inc. Class C (a)	6,120	299,093
Hewlett Packard Enterprise Co.	72,687	960,195
HP, Inc.	91,738	1,876,960
NCR Corp. (a) (b)	5,284	121,955
NetApp, Inc.	39,726	2,370,451
Pure Storage, Inc. Class A (a)	4,900	78,792
Western Digital Corp.	2,021	74,716
Xerox Corp.	10,953	216,431
		6,416,446
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc.	3,302	269,509
Columbia Sportswear Co.	5,200	437,268
Hanesbrands, Inc. (b)	15,045	188,514
Lululemon Athletica, Inc. (a)	6,591	801,532
Michael Kors Holdings, Ltd. (a)	7,426	281,594
NIKE, Inc. Class B	8,754	649,022
PVH Corp.	2,954	274,574
Ralph Lauren Corp.	19,272	1,993,881
Skechers U.S.A., Inc. Class A (a)	6,162	141,048
Tapestry, Inc.	22,589	762,379
Under Armour, Inc. Class A (a)	8,550	151,078
Under Armour, Inc. Class C (a) (b)	9,000	145,530
VF Corp.	11,106	792,302
		6,888,231
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc. (b)	6,095	57,354
TOBACCO — 0.1%
Altria Group, Inc.	2,853	140,910
Philip Morris International, Inc.	1,738	116,029
		256,939
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	4,505	136,096
Fastenal Co. (b)	18,379	961,038
HD Supply Holdings, Inc. (a)	28,139	1,055,775
MSC Industrial Direct Co., Inc. Class A	8,019	616,822
United Rentals, Inc. (a)	1,040	106,631
Univar, Inc. (a)	3,114	55,242
W.W. Grainger, Inc.	5,115	1,444,272
Watsco, Inc.	2,985	415,333
WESCO International, Inc. (a)	3,052	146,496
		4,937,705
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	900	32,904
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	6,316	573,303

See accompanying notes to financial statements.
23

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Aqua America, Inc.	5,566	$ 190,302
		763,605
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	41,800	243,276
Telephone & Data Systems, Inc.	21,717	706,671
T-Mobile US, Inc. (a)	3,996	254,186
United States Cellular Corp. (a)	1,100	57,167
		1,261,300
TOTAL COMMON STOCKS (Cost $425,904,350)		411,615,477
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	698,927	698,927
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	873,289	873,289
TOTAL SHORT-TERM INVESTMENTS (Cost $1,572,216)		1,572,216
TOTAL INVESTMENTS — 100.3% (Cost $427,476,566)		413,187,693
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,090,819)
NET ASSETS — 100.0%		$ 412,096,874

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$411,615,477	$—	$—	$411,615,477
Short-Term Investments	1,572,216	—	—	1,572,216
TOTAL INVESTMENTS	$413,187,693	$—	$—	$413,187,693
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	4,292	$ 399,542	$ 18,524	$ 218,596	$(60,394)	$(54,436)	1,342	$ 84,640	$ 2,672	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	698,927	642,363	8,900,509	8,843,945	—	—	698,927	698,927	4,603	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,693,489	1,693,489	11,231,538	12,051,738	—	—	873,289	873,289	10,583	—
Total		$2,735,394	$20,150,571	$21,114,279	$(60,394)	$(54,436)		$1,656,856	$17,858	$—
See accompanying notes to financial statements.
24

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
BWX Technologies, Inc.	9,526	$ 364,179
Curtiss-Wright Corp.	5,141	524,999
General Dynamics Corp.	9,074	1,426,523
Hexcel Corp.	11,181	641,119
Huntington Ingalls Industries, Inc.	8,117	1,544,746
L3 Technologies, Inc.	4,823	837,562
Spirit AeroSystems Holdings, Inc. Class A	8,519	614,135
Teledyne Technologies, Inc. (a)	2,114	437,746
Textron, Inc.	12,511	575,381
TransDigm Group, Inc. (a)	1,713	582,523
		7,548,913
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	21,422	1,801,376
Expeditors International of Washington, Inc.	28,023	1,908,086
		3,709,462
AIRLINES — 0.6%
Alaska Air Group, Inc.	15,223	926,319
JetBlue Airways Corp. (a)	30,512	490,023
Southwest Airlines Co.	27,422	1,274,575
		2,690,917
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.	12,889	447,764
Gentex Corp.	51,848	1,047,848
Goodyear Tire & Rubber Co.	12,300	251,043
Lear Corp.	12,112	1,488,080
Visteon Corp. (a) (b)	10,313	621,668
		3,856,403
AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	23,126	789,059
Thor Industries, Inc.	13,171	684,892
		1,473,951
BANKS — 0.4%
Associated Banc-Corp.	8,049	159,290
Bank of Hawaii Corp.	2,159	145,344
BankUnited, Inc.	13,576	406,465
Commerce Bancshares, Inc.	4,927	277,735
FNB Corp.	15,527	152,786
People's United Financial, Inc.	22,538	325,223
Synovus Financial Corp.	5,444	174,154
		1,640,997
BEVERAGES — 0.4%
Molson Coors Brewing Co. Class B	26,797	1,504,920
BUILDING PRODUCTS — 1.0%
Allegion PLC	9,262	738,274
AO Smith Corp.	14,760	630,252
Fortune Brands Home & Security, Inc.	18,245	693,127
Lennox International, Inc.	4,742	1,037,834
Masco Corp.	20,970	613,163
Security Description	Shares	Value
Owens Corning	14,656	$ 644,571
		4,357,221
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	6,967	678,865
BGC Partners, Inc. Class A	59,684	308,566
Cboe Global Markets, Inc.	9,577	936,918
Eaton Vance Corp.	15,218	535,369
Evercore, Inc. Class A	8,568	613,126
FactSet Research Systems, Inc.	5,141	1,028,868
Franklin Resources, Inc.	54,658	1,621,156
Invesco, Ltd.	35,992	602,506
Lazard, Ltd. Class A	24,310	897,282
Legg Mason, Inc.	9,319	237,728
Morningstar, Inc.	4,157	456,605
MSCI, Inc.	6,867	1,012,402
Nasdaq, Inc.	11,292	921,089
SEI Investments Co.	20,179	932,270
T Rowe Price Group, Inc.	13,960	1,288,787
		12,071,537
CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	2,878	204,223
Cabot Corp.	13,028	559,422
Celanese Corp. Series A	11,619	1,045,362
Eastman Chemical Co.	20,810	1,521,419
International Flavors & Fragrances, Inc.	12,146	1,630,843
LyondellBasell Industries NV Class A	15,426	1,282,826
NewMarket Corp.	1,617	666,350
PPG Industries, Inc.	26,658	2,725,247
RPM International, Inc.	21,749	1,278,406
Scotts Miracle-Gro Co. (b)	12,409	762,657
Valvoline, Inc.	17,770	343,850
WR Grace & Co.	12,905	837,664
		12,858,269
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ADT, Inc.	14,215	85,432
Clean Harbors, Inc. (a)	4,234	208,948
Copart, Inc. (a)	20,438	976,528
KAR Auction Services, Inc.	26,134	1,247,115
Republic Services, Inc.	20,030	1,443,963
Rollins, Inc.	14,243	514,172
Stericycle, Inc. (a)	3,641	133,588
Waste Management, Inc.	37,055	3,297,524
		7,907,270
COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc. (a)	10,447	1,692,727
Juniper Networks, Inc.	81,555	2,194,645
Motorola Solutions, Inc.	29,788	3,426,812
		7,314,184
CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	6,655	176,358
Fluor Corp.	13,305	428,421

See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Jacobs Engineering Group, Inc.	15,231	$ 890,404
Quanta Services, Inc.	11,476	345,428
Valmont Industries, Inc.	3,073	340,949
		2,181,560
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	2,117	129,200
CONSUMER FINANCE — 0.3%
Discover Financial Services	20,565	1,212,924
CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	11,723	1,102,783
Ardagh Group SA	4,637	51,378
Avery Dennison Corp.	21,406	1,922,901
Ball Corp.	52,567	2,417,031
Bemis Co., Inc.	21,341	979,552
Berry Global Group, Inc. (a)	12,351	587,043
Crown Holdings, Inc. (a)	25,583	1,063,485
Graphic Packaging Holding Co. (b)	49,141	522,860
International Paper Co.	25,988	1,048,876
Owens-Illinois, Inc. (a)	9,032	155,712
Packaging Corp. of America	7,809	651,739
Sealed Air Corp.	12,972	451,944
Silgan Holdings, Inc.	6,848	161,750
Sonoco Products Co.	13,718	728,837
WestRock Co.	9,880	373,069
		12,218,960
DISTRIBUTORS — 0.5%
Genuine Parts Co.	7,939	762,303
LKQ Corp. (a)	18,753	445,008
Pool Corp.	7,152	1,063,145
		2,270,456
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bright Horizons Family Solutions, Inc. (a)	6,350	707,708
Graham Holdings Co. Class B	1,296	830,192
Grand Canyon Education, Inc. (a)	4,839	465,221
H&R Block, Inc. (b)	19,677	499,205
Service Corp. International	38,428	1,547,111
		4,049,437
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Jefferies Financial Group, Inc.	71,549	1,242,091
ELECTRIC UTILITIES — 4.9%
Alliant Energy Corp.	27,368	1,156,298
American Electric Power Co., Inc.	21,050	1,573,277
Avangrid, Inc.	2,835	142,005
Edison International	31,477	1,786,949
Entergy Corp.	22,675	1,951,637
Evergy, Inc.	10,939	621,007
Eversource Energy	23,641	1,537,611
Exelon Corp.	35,474	1,599,877
FirstEnergy Corp.	25,599	961,242
Hawaiian Electric Industries, Inc.	21,311	780,409
OGE Energy Corp.	42,285	1,657,149
PG&E Corp. (a)	43,932	1,043,385
Security Description	Shares	Value
Pinnacle West Capital Corp.	17,039	$ 1,451,723
PPL Corp.	54,135	1,533,645
Southern Co.	23,894	1,049,425
Xcel Energy, Inc.	38,867	1,914,977
		20,760,616
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	1,512	173,804
AMETEK, Inc.	13,954	944,686
Eaton Corp. PLC	21,501	1,476,259
Hubbell, Inc.	9,270	920,882
nVent Electric PLC	24,499	550,247
Regal Beloit Corp.	5,537	387,867
Rockwell Automation, Inc.	6,993	1,052,306
Sensata Technologies Holding PLC (a)	13,645	611,842
		6,117,893
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	16,827	1,363,323
Arrow Electronics, Inc. (a)	8,183	564,218
CDW Corp.	39,324	3,187,210
Dolby Laboratories, Inc. Class A	9,693	599,415
FLIR Systems, Inc.	12,937	563,277
Jabil, Inc.	17,435	432,214
Littelfuse, Inc.	2,419	414,810
National Instruments Corp.	9,883	448,491
		7,572,958
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Apergy Corp. (a)	5,544	150,132
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc.	25,072	897,578
Lions Gate Entertainment Corp. Class B	6,956	103,505
Live Nation Entertainment, Inc. (a)	14,555	716,834
Madison Square Garden Co. Class A (a)	1,715	459,105
		2,177,022
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.4%
Apple Hospitality REIT, Inc.	42,594	607,390
AvalonBay Communities, Inc. REIT	8,184	1,424,425
Brandywine Realty Trust REIT	18,852	242,625
Brixmor Property Group, Inc. REIT	46,606	684,642
Camden Property Trust REIT	5,520	486,036
Columbia Property Trust, Inc. REIT	11,292	218,500
CoreSite Realty Corp. REIT	2,117	184,666
Corporate Office Properties Trust REIT	5,848	122,983
CubeSmart REIT	11,495	329,792
Duke Realty Corp. REIT	22,021	570,344
Empire State Realty Trust, Inc. Class A REIT	9,082	129,237
EPR Properties REIT	17,506	1,120,909
Equity LifeStyle Properties, Inc. REIT	10,759	1,045,022

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	11,126	$ 1,006,681
Federal Realty Investment Trust REIT	5,462	644,735
Gaming and Leisure Properties, Inc. REIT	38,927	1,257,731
Highwoods Properties, Inc. REIT	16,090	622,522
Hospitality Properties Trust REIT	25,094	599,245
Host Hotels & Resorts, Inc. REIT	52,405	873,591
Kimco Realty Corp. REIT	37,047	542,739
Lamar Advertising Co. Class A REIT	27,824	1,924,864
Liberty Property Trust REIT	16,824	704,589
Life Storage, Inc. REIT	2,334	217,039
Medical Properties Trust, Inc. REIT	33,463	538,085
Mid-America Apartment Communities, Inc. REIT	6,453	617,552
National Retail Properties, Inc. REIT	12,245	594,005
Outfront Media, Inc. REIT	18,931	343,030
Park Hotels & Resorts, Inc. REIT	28,128	730,765
Public Storage REIT	7,386	1,495,000
Rayonier, Inc. REIT	11,663	322,949
Retail Properties of America, Inc. Class A REIT	76,812	833,410
Senior Housing Properties Trust REIT	19,017	222,879
Weingarten Realty Investors REIT	42,452	1,053,234
WP Carey, Inc. REIT	12,008	784,603
		23,095,819
FOOD & STAPLES RETAILING — 2.1%
Casey's General Stores, Inc.	13,106	1,679,403
Kroger Co.	73,416	2,018,940
Sysco Corp.	46,748	2,929,229
US Foods Holding Corp. (a)	74,848	2,368,191
		8,995,763
FOOD PRODUCTS — 5.0%
Archer-Daniels-Midland Co.	40,564	1,661,907
Bunge, Ltd.	21,366	1,141,799
Campbell Soup Co. (b)	63,033	2,079,459
Conagra Brands, Inc.	46,709	997,704
Flowers Foods, Inc.	21,961	405,620
General Mills, Inc.	71,807	2,796,165
Hain Celestial Group, Inc. (a)	4,738	75,145
Hershey Co.	27,568	2,954,738
Hormel Foods Corp. (b)	36,589	1,561,618
Ingredion, Inc.	20,479	1,871,781
J.M. Smucker Co.	24,427	2,283,680
Kellogg Co.	22,621	1,289,623
Lamb Weston Holdings, Inc.	26,934	1,981,265
Seaboard Corp.	32	113,216
		21,213,720
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,726	809,075
National Fuel Gas Co.	13,786	705,567
UGI Corp.	28,639	1,527,891
		3,042,533
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Cantel Medical Corp.	2,319	$ 172,650
Cooper Cos., Inc.	4,766	1,212,947
Hill-Rom Holdings, Inc.	4,820	426,811
ICU Medical, Inc. (a)	806	185,082
Masimo Corp. (a)	2,117	227,302
STERIS PLC	7,510	802,443
Varian Medical Systems, Inc. (a)	13,062	1,480,055
West Pharmaceutical Services, Inc.	12,738	1,248,706
		5,755,996
HEALTH CARE PROVIDERS & SERVICES — 5.1%
AmerisourceBergen Corp.	19,878	1,478,923
Chemed Corp.	2,520	713,866
Cigna Corp.	23,251	4,415,883
DaVita, Inc. (a)	9,948	511,924
Encompass Health Corp.	11,492	709,056
HCA Healthcare, Inc.	13,948	1,735,828
Henry Schein, Inc. (a)	35,946	2,822,480
Humana, Inc.	6,646	1,903,946
Laboratory Corp. of America Holdings (a)	7,652	966,907
McKesson Corp.	16,944	1,871,804
MEDNAX, Inc. (a)	17,635	581,955
Quest Diagnostics, Inc.	19,993	1,664,817
Universal Health Services, Inc. Class B	15,464	1,802,484
WellCare Health Plans, Inc. (a)	2,901	684,897
		21,864,770
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	46,285	2,427,185
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	53,535	1,550,909
Carnival Corp.	29,055	1,432,412
Choice Hotels International, Inc.	6,276	449,236
Darden Restaurants, Inc.	28,464	2,842,415
Domino's Pizza, Inc.	3,634	901,196
Dunkin' Brands Group, Inc.	5,049	323,742
Extended Stay America, Inc.	8,973	139,082
Hilton Grand Vacations, Inc. (a)	11,998	316,627
Hyatt Hotels Corp. Class A	6,829	461,640
Six Flags Entertainment Corp.	12,926	719,073
Wyndham Destinations, Inc.	19,394	695,081
Wyndham Hotels & Resorts, Inc.	9,917	449,934
Yum! Brands, Inc.	24,765	2,276,399
		12,557,746
HOUSEHOLD DURABLES — 2.2%
D.R. Horton, Inc.	14,316	496,192
Garmin, Ltd.	28,384	1,797,275
Leggett & Platt, Inc.	43,208	1,548,575
Lennar Corp. Class B	605	18,955
Mohawk Industries, Inc. (a)	6,253	731,351
Newell Brands, Inc. (b)	25,910	481,667
NVR, Inc. (a)	696	1,696,145

See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PulteGroup, Inc.	39,960	$ 1,038,560
Toll Brothers, Inc.	26,615	876,432
Whirlpool Corp.	6,907	738,151
		9,423,303
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	24,607	1,618,156
Clorox Co.	23,172	3,571,732
Energizer Holdings, Inc.	3,629	163,849
Kimberly-Clark Corp.	31,786	3,621,697
Spectrum Brands Holdings, Inc.	3,151	133,130
		9,108,564
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	40,683	588,276
Vistra Energy Corp. (a)	19,890	455,282
		1,043,558
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,921	796,219
INSURANCE — 8.6%
Aflac, Inc.	37,851	1,724,492
Allstate Corp.	22,387	1,849,838
American Financial Group, Inc.	8,108	734,017
American National Insurance Co.	1,124	143,018
Aon PLC	11,820	1,718,155
Arch Capital Group, Ltd. (a)	48,488	1,295,599
Arthur J Gallagher & Co.	33,032	2,434,458
Assurant, Inc.	5,649	505,247
Assured Guaranty, Ltd.	23,424	896,671
Athene Holding, Ltd. Class A (a)	15,122	602,309
Brown & Brown, Inc.	41,994	1,157,355
Cincinnati Financial Corp.	19,242	1,489,716
CNA Financial Corp.	2,915	128,697
Erie Indemnity Co. Class A	8,810	1,174,461
Everest Re Group, Ltd.	5,612	1,222,069
Fidelity National Financial, Inc.	72,680	2,285,059
First American Financial Corp.	27,003	1,205,414
Hanover Insurance Group, Inc.	5,874	685,907
Loews Corp.	24,441	1,112,554
Marsh & McLennan Cos., Inc.	41,052	3,273,897
Mercury General Corp.	6,586	340,562
Old Republic International Corp.	76,078	1,564,925
Progressive Corp.	43,940	2,650,900
Reinsurance Group of America, Inc.	8,338	1,169,238
Torchmark Corp.	37,463	2,792,117
Unum Group	17,569	516,177
White Mountains Insurance Group, Ltd.	1,105	947,747
WR Berkley Corp.	14,205	1,049,892
		36,670,491
IT SERVICES — 3.7%
Alliance Data Systems Corp.	2,781	417,372
Amdocs, Ltd.	50,779	2,974,634
Booz Allen Hamilton Holding Corp.	15,047	678,168
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	12,912	$ 1,242,780
Conduent, Inc. (a)	16,836	178,967
CoreLogic, Inc. (a)	5,510	184,144
Euronet Worldwide, Inc. (a)	2,723	278,781
Fiserv, Inc. (a)	16,855	1,238,674
Genpact, Ltd.	23,702	639,717
Jack Henry & Associates, Inc.	10,913	1,380,713
Leidos Holdings, Inc.	27,144	1,431,032
Paychex, Inc.	23,470	1,529,070
Sabre Corp.	22,068	477,552
Total System Services, Inc.	10,849	881,915
VeriSign, Inc. (a)	10,925	1,620,068
Western Union Co. (b)	41,165	702,275
		15,855,862
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	8,890	412,941
Hasbro, Inc. (b)	21,738	1,766,212
Polaris Industries, Inc.	3,125	239,625
		2,418,778
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	16,250	1,096,225
Bio-Techne Corp.	2,361	341,684
Bruker Corp.	5,344	159,091
Charles River Laboratories International, Inc. (a)	6,235	705,677
IQVIA Holdings, Inc. (a)	7,004	813,655
Mettler-Toledo International, Inc. (a)	2,056	1,162,832
PerkinElmer, Inc.	4,570	358,973
Waters Corp. (a)	7,215	1,361,110
		5,999,247
MACHINERY — 5.6%
AGCO Corp.	13,234	736,737
Allison Transmission Holdings, Inc.	30,308	1,330,824
Crane Co.	7,867	567,840
Cummins, Inc.	19,620	2,622,017
Donaldson Co., Inc.	22,533	977,707
Dover Corp.	18,531	1,314,774
Graco, Inc.	23,309	975,482
IDEX Corp.	8,038	1,014,878
Ingersoll-Rand PLC	26,840	2,448,613
ITT, Inc.	10,635	513,351
Lincoln Electric Holdings, Inc.	7,149	563,699
Oshkosh Corp.	2,722	166,886
PACCAR, Inc.	33,667	1,923,732
Pentair PLC	25,910	978,880
Snap-on, Inc.	16,121	2,342,220
Stanley Black & Decker, Inc.	12,796	1,532,193
Timken Co.	5,015	187,160
Toro Co.	33,643	1,879,971
WABCO Holdings, Inc. (a)	7,703	826,840
Xylem, Inc.	11,795	786,962
		23,690,766
MARINE — 0.1%
Kirby Corp. (a)	5,861	394,797

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MEDIA — 2.7%
AMC Networks, Inc. Class A (a) (b)	5,053	$ 277,309
Cable One, Inc.	381	312,458
CBS Corp. Class B	26,005	1,136,938
Discovery, Inc. Class A (a)	8,091	200,171
Interpublic Group of Cos., Inc.	105,136	2,168,956
John Wiley & Sons, Inc. Class A	15,509	728,458
Liberty Broadband Corp. Class A (a)	3,427	246,093
Liberty Broadband Corp. Class C (a)	16,132	1,161,988
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,583	242,254
Liberty Media Corp.-Liberty SiriusXM Class C (a)	13,007	480,999
News Corp. Class A	17,854	202,643
News Corp. Class B	6,431	74,278
Omnicom Group, Inc.	57,176	4,187,570
		11,420,115
METALS & MINING — 0.4%
Nucor Corp.	16,535	856,678
Reliance Steel & Aluminum Co.	11,721	834,184
		1,690,862
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
AGNC Investment Corp. REIT	47,458	832,413
Annaly Capital Management, Inc. REIT	152,838	1,500,869
Chimera Investment Corp. REIT	59,683	1,063,551
MFA Financial, Inc. REIT	84,092	561,735
New Residential Investment Corp. REIT	38,389	545,508
Two Harbors Investment Corp. REIT	39,398	505,870
		5,009,946
MULTI-UTILITIES — 4.2%
Ameren Corp.	29,298	1,911,109
CenterPoint Energy, Inc.	62,440	1,762,681
CMS Energy Corp.	32,115	1,594,510
Consolidated Edison, Inc.	42,994	3,287,321
DTE Energy Co.	20,256	2,234,237
MDU Resources Group, Inc.	34,257	816,687
NiSource, Inc.	20,587	521,881
Public Service Enterprise Group, Inc.	21,588	1,123,655
SCANA Corp.	16,796	802,513
Sempra Energy	13,437	1,453,749
Vectren Corp.	9,679	696,694
WEC Energy Group, Inc.	21,551	1,492,622
		17,697,659
MULTILINE RETAIL — 1.8%
Dollar General Corp.	28,747	3,106,976
Dollar Tree, Inc. (a)	15,780	1,425,250
Nordstrom, Inc.	12,276	572,184
Target Corp.	37,273	2,463,372
		7,567,782
Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,102	$ 284,623
PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	4,457	636,192
Equifax, Inc.	12,859	1,197,559
ManpowerGroup, Inc.	3,752	243,129
Nielsen Holdings PLC	43,105	1,005,640
Robert Half International, Inc.	20,906	1,195,823
		4,278,343
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	32,255	1,291,490
Jones Lang LaSalle, Inc.	6,321	800,239
Realogy Holdings Corp. (b)	16,438	241,310
		2,333,039
ROAD & RAIL — 1.1%
AMERCO	1,460	479,041
Genesee & Wyoming, Inc. Class A (a)	2,118	156,774
JB Hunt Transport Services, Inc.	14,211	1,322,192
Kansas City Southern	7,970	760,737
Landstar System, Inc.	8,857	847,349
Old Dominion Freight Line, Inc.	3,941	486,674
Ryder System, Inc.	6,214	299,204
Schneider National, Inc. Class B	12,905	240,936
		4,592,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Maxim Integrated Products, Inc.	26,268	1,335,728
MKS Instruments, Inc.	17,094	1,104,443
Teradyne, Inc.	42,168	1,323,232
Versum Materials, Inc.	13,782	382,037
Xilinx, Inc.	28,898	2,461,243
		6,606,683
SOFTWARE — 1.7%
ANSYS, Inc. (a)	10,984	1,570,053
Aspen Technology, Inc. (a)	9,175	754,002
CDK Global, Inc.	14,014	670,990
Citrix Systems, Inc.	12,062	1,235,873
Fair Isaac Corp. (a)	3,126	584,562
Synopsys, Inc. (a)	27,693	2,332,858
		7,148,338
SPECIALTY RETAIL — 3.7%
Advance Auto Parts, Inc.	3,502	551,425
AutoNation, Inc. (a)	5,443	194,315
AutoZone, Inc. (a)	4,648	3,896,604
L Brands, Inc.	10,340	265,428
Michaels Cos., Inc. (a) (b)	6,832	92,505
O'Reilly Automotive, Inc. (a)	6,759	2,327,326
Ross Stores, Inc.	33,323	2,772,474
Tiffany & Co.	7,296	587,401
TJX Cos., Inc.	61,120	2,734,509
Tractor Supply Co.	19,348	1,614,397

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Williams-Sonoma, Inc. (b)	17,927	$ 904,417
		15,940,801
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Corp.	11,256	222,419
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	10,510	857,826
Hanesbrands, Inc. (b)	26,111	327,171
Tapestry, Inc.	19,559	660,116
		1,845,113
THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc. (b)	50,295	473,276
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	7,091	214,219
Fastenal Co.	18,759	980,908
HD Supply Holdings, Inc. (a)	14,517	544,678
MSC Industrial Direct Co., Inc. Class A	6,132	471,674
W.W. Grainger, Inc.	2,453	692,629
Watsco, Inc.	6,615	920,411
WESCO International, Inc. (a)	2,318	111,264
		3,935,783
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	6,876	251,387
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	13,571	1,231,840
Aqua America, Inc.	15,106	516,474
		1,748,314
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,776	$ 318,111
United States Cellular Corp. (a)	681	35,392
		353,503
TOTAL COMMON STOCKS (Cost $408,424,217)		424,773,303
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $314,294)	314,294	314,294
TOTAL INVESTMENTS — 99.9% (Cost $408,738,511)		425,087,597
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		424,023
NET ASSETS — 100.0%		$ 425,511,620
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$424,773,303	$—	$—	$424,773,303
Short-Term Investment	314,294	—	—	314,294
TOTAL INVESTMENTS	$425,087,597	$—	$—	$425,087,597
See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	297,760	$ 297,760	$10,878,396	$10,861,862	$—	$—	314,294	$314,294	$4,989	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,184,264	2,184,264	10,323,025	12,507,289	—	—	—	—	3,038	—
Total		$2,482,024	$21,201,421	$23,369,151	$—	$—		$314,294	$8,027	$—
See accompanying notes to financial statements.
31

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.	607	$ 195,758
Huntington Ingalls Industries, Inc.	966	183,839
Textron, Inc.	3,362	154,618
		534,215
AIR FREIGHT & LOGISTICS — 1.1%
Expeditors International of Washington, Inc.	3,271	222,722
AIRLINES — 2.3%
American Airlines Group, Inc. (a)	7,116	228,495
United Continental Holdings, Inc. (b)	2,726	228,248
		456,743
AUTO COMPONENTS — 1.1%
Goodyear Tire & Rubber Co.	10,680	217,979
AUTOMOBILES — 1.2%
General Motors Co.	6,915	231,307
BANKS — 10.2%
Bank of America Corp.	7,680	189,235
BB&T Corp.	4,665	202,088
Citigroup, Inc.	3,148	163,885
Citizens Financial Group, Inc.	6,057	180,075
Comerica, Inc.	2,598	178,457
Fifth Third Bancorp	8,145	191,652
JPMorgan Chase & Co.	2,040	199,145
M&T Bank Corp.	1,381	197,662
Regions Financial Corp.	12,643	169,163
SunTrust Banks, Inc.	3,510	177,044
Zions Bancorp (a)	4,534	184,715
		2,033,121
BIOTECHNOLOGY — 4.0%
AbbVie, Inc.	2,410	222,178
Amgen, Inc.	1,107	215,500
Biogen, Inc. (b)	660	198,607
Celgene Corp. (b)	2,664	170,736
		807,021
BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc.	4,617	175,400
CAPITAL MARKETS — 7.7%
Affiliated Managers Group, Inc.	1,762	171,689
Ameriprise Financial, Inc.	1,619	168,975
Bank of New York Mellon Corp.	4,455	209,697
E*TRADE Financial Corp.	4,392	192,721
Franklin Resources, Inc. (a)	7,710	228,679
Goldman Sachs Group, Inc.	1,022	170,725
Morgan Stanley	5,036	199,677
S&P Global, Inc.	1,174	199,510
		1,541,673
CHEMICALS — 1.2%
PPG Industries, Inc.	2,296	234,720
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	4,809	$ 208,374
F5 Networks, Inc. (b)	1,312	212,583
Juniper Networks, Inc.	8,032	216,141
		637,098
CONSTRUCTION & ENGINEERING — 1.1%
Quanta Services, Inc.	7,020	211,302
CONSUMER FINANCE — 1.7%
Discover Financial Services	2,950	173,991
Synchrony Financial	7,326	171,868
		345,859
CONTAINERS & PACKAGING — 1.1%
Sealed Air Corp.	6,287	219,039
ELECTRICAL EQUIPMENT — 1.0%
Rockwell Automation, Inc.	1,270	191,110
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	6,806	205,609
ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes a GE Co.	7,080	152,220
ENTERTAINMENT — 0.9%
Take-Two Interactive Software, Inc. (b)	1,690	173,969
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
SBA Communications Corp. REIT (b)	1,482	239,921
SL Green Realty Corp. REIT	2,442	193,113
		433,034
FOOD & STAPLES RETAILING — 2.1%
Kroger Co.	8,167	224,593
Walgreens Boots Alliance, Inc.	2,992	204,443
		429,036
FOOD PRODUCTS — 0.7%
Conagra Brands, Inc.	6,215	132,752
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Anthem, Inc.	805	211,417
Cigna Corp.	1,065	202,265
DaVita, Inc. (b)	3,189	164,106
HCA Healthcare, Inc.	1,637	203,724
Humana, Inc.	687	196,812
		978,324
HOTELS, RESTAURANTS & LEISURE — 6.7%
Hilton Worldwide Holdings, Inc.	2,987	214,467
Marriott International, Inc. Class A	1,857	201,596
McDonald's Corp.	1,336	237,233
MGM Resorts International	8,320	201,843
Starbucks Corp.	3,897	250,967
Yum! Brands, Inc.	2,499	229,708
		1,335,814

See accompanying notes to financial statements.
32

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.4%
PulteGroup, Inc.	9,554	$ 248,308
Whirlpool Corp.	2,109	225,389
		473,697
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
NRG Energy, Inc.	6,010	237,996
INSURANCE — 4.2%
Allstate Corp.	2,350	194,181
Aon PLC	1,484	215,714
Loews Corp.	4,701	213,990
MetLife, Inc.	4,990	204,889
		828,774
INTERNET & DIRECT MARKETING RETAIL — 1.0%
eBay, Inc. (b)	6,937	194,722
IT SERVICES — 3.2%
Akamai Technologies, Inc. (b)	3,490	213,169
FleetCor Technologies, Inc. (b)	1,049	194,821
VeriSign, Inc. (b)	1,521	225,549
		633,539
LIFE SCIENCES TOOLS & SERVICES — 2.2%
IQVIA Holdings, Inc. (b)	1,759	204,343
Waters Corp. (b)	1,210	228,267
		432,610
MEDIA — 1.0%
Charter Communications, Inc. Class A (b)	708	201,759
MULTILINE RETAIL — 0.9%
Target Corp.	2,584	170,777
OIL, GAS & CONSUMABLE FUELS — 4.0%
Anadarko Petroleum Corp.	3,235	141,823
ConocoPhillips	2,976	185,554
Hess Corp.	3,330	134,865
Marathon Petroleum Corp.	2,731	161,156
Phillips 66	2,009	173,075
		796,473
PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (b)	4,218	202,337
ROAD & RAIL — 2.0%
CSX Corp.	3,114	193,473
Union Pacific Corp.	1,440	199,051
		392,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Applied Materials, Inc.	6,535	213,956
Broadcom, Inc.	938	238,515
Lam Research Corp.	1,532	208,612
		661,083
Security Description	Shares	Value
SOFTWARE — 2.1%
Citrix Systems, Inc.	2,129	$ 218,137
Oracle Corp.	4,640	209,496
		427,633
SPECIALTY RETAIL — 6.3%
AutoZone, Inc. (b)	282	236,412
Best Buy Co., Inc.	3,034	160,680
CarMax, Inc. (a) (b)	3,216	201,740
Foot Locker, Inc.	4,399	234,027
O'Reilly Automotive, Inc. (b)	644	221,748
Tractor Supply Co.	2,525	210,686
		1,265,293
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	984	155,216
Hewlett Packard Enterprise Co.	14,275	188,573
HP, Inc.	9,299	190,257
NetApp, Inc.	2,843	169,642
		703,688
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Michael Kors Holdings, Ltd. (b)	3,462	131,279
NIKE, Inc. Class B	2,888	214,116
		345,395
TOTAL COMMON STOCKS (Cost $23,574,798)		19,868,367
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $13,535)	13,535	13,535
TOTAL INVESTMENTS — 99.9% (Cost $23,588,333)		19,881,902
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		19,175
NET ASSETS — 100.0%		$ 19,901,077
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
33

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,868,367	$—	$—	$19,868,367
Short-Term Investment	13,535	—	—	13,535
TOTAL INVESTMENTS	$19,881,902	$—	$—	$19,881,902
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,578	$146,896	$253,956	$ 348,958	$(54,544)	$2,650	—	$ —	$2,116	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,565	14,565	332,539	333,569	—	—	13,535	13,535	343	—
State Street Navigator Securities Lending Government Money Market Portfolio	18,983	18,983	319,995	338,978	—	—	—	—	57	—
Total		$180,444	$906,490	$1,021,505	$(54,544)	$2,650		$13,535	$2,516	$—
See accompanying notes to financial statements.
34

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	47	$ 1,755
Aerojet Rocketdyne Holdings, Inc. (a)	43	1,515
Aerovironment, Inc. (a)	12	815
Arconic, Inc.	263	4,434
Boeing Co.	312	100,620
Cubic Corp.	15	806
Curtiss-Wright Corp.	20	2,042
Engility Holdings, Inc. (a)	90	2,561
Esterline Technologies Corp. (a)	41	4,980
General Dynamics Corp.	170	26,726
Harris Corp.	53	7,137
Huntington Ingalls Industries, Inc.	29	5,519
L3 Technologies, Inc.	64	11,114
Lockheed Martin Corp.	162	42,418
Mercury Systems, Inc. (a)	22	1,040
Moog, Inc. Class A	42	3,254
National Presto Industries, Inc.	10	1,169
Northrop Grumman Corp.	83	20,327
Raytheon Co.	131	20,089
Teledyne Technologies, Inc. (a)	24	4,970
Textron, Inc.	208	9,566
TransDigm Group, Inc. (a) (b)	16	5,441
Triumph Group, Inc. (b)	203	2,335
United Technologies Corp.	973	103,605
		384,238
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	100	4,219
C.H. Robinson Worldwide, Inc.	116	9,755
Expeditors International of Washington, Inc.	117	7,967
FedEx Corp.	231	37,267
Forward Air Corp.	24	1,316
Hub Group, Inc. Class A (a)	132	4,893
United Parcel Service, Inc. Class B	811	79,097
		144,514
AIRLINES — 1.1%
Alaska Air Group, Inc.	241	14,665
Allegiant Travel Co.	31	3,107
American Airlines Group, Inc.	1,602	51,440
Delta Air Lines, Inc.	1,230	61,377
Hawaiian Holdings, Inc.	99	2,615
JetBlue Airways Corp. (a)	1,223	19,641
SkyWest, Inc.	102	4,536
Southwest Airlines Co.	581	27,005
United Continental Holdings, Inc. (a)	926	77,534
		261,920
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	437	4,851
Aptiv PLC	222	13,668
BorgWarner, Inc.	235	8,164
Cooper Tire & Rubber Co.	196	6,337
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	32	$ 1,988
Dana, Inc.	346	4,716
Delphi Technologies PLC	114	1,632
Dorman Products, Inc. (a)	24	2,160
Garrett Motion, Inc. (a) (b)	49	605
Gentex Corp.	220	4,446
Goodyear Tire & Rubber Co.	926	18,900
LCI Industries	29	1,937
Standard Motor Products, Inc.	26	1,259
Superior Industries International, Inc.	86	414
		71,077
AUTOMOBILES — 1.4%
Ford Motor Co.	15,547	118,935
General Motors Co.	5,295	177,118
Harley-Davidson, Inc.	326	11,123
Thor Industries, Inc.	58	3,016
Winnebago Industries, Inc.	39	944
		311,136
BANKS — 7.4%
Associated Banc-Corp.	194	3,839
Banc of California, Inc.	167	2,223
BancorpSouth Bank	85	2,222
Bank of America Corp.	10,945	269,685
Bank of Hawaii Corp.	35	2,356
Bank OZK	162	3,698
Banner Corp.	71	3,797
BB&T Corp.	872	37,775
Boston Private Financial Holdings, Inc.	125	1,321
Brookline Bancorp, Inc.	94	1,299
Cathay General Bancorp	89	2,984
Chemical Financial Corp.	47	1,721
Citigroup, Inc.	3,947	205,481
Citizens Financial Group, Inc.	623	18,522
City Holding Co.	21	1,419
Columbia Banking System, Inc.	59	2,141
Comerica, Inc.	115	7,899
Commerce Bancshares, Inc.	82	4,622
Community Bank System, Inc.	42	2,449
Cullen/Frost Bankers, Inc.	61	5,364
Customers Bancorp, Inc. (a)	166	3,021
CVB Financial Corp.	84	1,699
East West Bancorp, Inc.	95	4,135
Fifth Third Bancorp	872	20,518
First BanCorp	819	7,043
First Commonwealth Financial Corp.	95	1,148
First Financial Bancorp	60	1,423
First Financial Bankshares, Inc.	31	1,788
First Horizon National Corp.	244	3,211
First Midwest Bancorp, Inc.	86	1,704
FNB Corp.	370	3,641
Fulton Financial Corp.	281	4,350
Glacier Bancorp, Inc.	69	2,734
Great Western Bancorp, Inc.	83	2,594
Hancock Whitney Corp.	81	2,807
Hanmi Financial Corp.	78	1,537

See accompanying notes to financial statements.
35

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Home BancShares, Inc.	103	$ 1,683
Hope Bancorp, Inc.	174	2,064
Huntington Bancshares, Inc.	1,049	12,504
Independent Bank Corp. (Massachusetts)	18	1,266
International Bancshares Corp.	72	2,477
JPMorgan Chase & Co.	3,851	375,935
KeyCorp	1,217	17,987
LegacyTexas Financial Group, Inc.	38	1,219
M&T Bank Corp.	136	19,466
MB Financial, Inc.	110	4,359
NBT Bancorp, Inc.	57	1,972
OFG Bancorp	172	2,831
Old National Bancorp	199	3,065
PacWest Bancorp	160	5,325
People's United Financial, Inc.	761	10,981
Pinnacle Financial Partners, Inc.	39	1,798
PNC Financial Services Group, Inc.	553	64,651
Prosperity Bancshares, Inc. (b)	77	4,797
Regions Financial Corp.	1,443	19,307
S&T Bancorp, Inc.	36	1,362
Signature Bank	65	6,683
Simmons First National Corp. Class A	76	1,834
Sterling Bancorp	103	1,701
SunTrust Banks, Inc.	519	26,178
SVB Financial Group (a)	31	5,888
Synovus Financial Corp.	96	3,071
TCF Financial Corp.	159	3,099
Texas Capital Bancshares, Inc. (a)	39	1,993
Tompkins Financial Corp.	27	2,025
Trustmark Corp.	88	2,502
UMB Financial Corp.	55	3,353
Umpqua Holdings Corp.	288	4,579
United Bankshares, Inc. (b)	120	3,733
United Community Banks, Inc.	48	1,030
US Bancorp	2,055	93,913
Valley National Bancorp (b)	361	3,206
Webster Financial Corp.	77	3,795
Wells Fargo & Co.	6,806	313,620
Westamerica Bancorporation (b)	17	947
Wintrust Financial Corp.	40	2,660
Zions Bancorp (b)	163	6,641
		1,691,670
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a) (b)	8	1,927
Brown-Forman Corp. Class B	115	5,472
Coca-Cola Bottling Co. Consolidated	20	3,548
Coca-Cola Co.	2,429	115,013
Constellation Brands, Inc. Class A	80	12,865
Molson Coors Brewing Co. Class B	289	16,230
Monster Beverage Corp. (a)	180	8,860
PepsiCo, Inc.	661	73,027
		236,942
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	695	64,072
Acorda Therapeutics, Inc. (a)	86	1,340
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	102	$ 9,931
Amgen, Inc.	542	105,511
Biogen, Inc. (a)	132	39,721
Celgene Corp. (a)	323	20,701
Emergent BioSolutions, Inc. (a)	31	1,838
Gilead Sciences, Inc.	1,750	109,462
Incyte Corp. (a)	95	6,041
Momenta Pharmaceuticals, Inc. (a)	54	596
Myriad Genetics, Inc. (a)	67	1,948
Regeneron Pharmaceuticals, Inc. (a)	45	16,808
Spectrum Pharmaceuticals, Inc. (a) (b)	20	175
United Therapeutics Corp. (a)	57	6,207
Vertex Pharmaceuticals, Inc. (a)	51	8,451
		392,802
BUILDING PRODUCTS — 0.3%
AAON, Inc. (b)	15	526
Allegion PLC	31	2,471
AO Smith Corp.	65	2,775
Apogee Enterprises, Inc.	87	2,597
Fortune Brands Home & Security, Inc.	138	5,243
Gibraltar Industries, Inc. (a)	36	1,281
Griffon Corp.	184	1,923
Johnson Controls International PLC	1,042	30,895
Lennox International, Inc.	17	3,721
Masco Corp.	196	5,731
Quanex Building Products Corp.	50	680
Resideo Technologies, Inc. (a)	82	1,685
Simpson Manufacturing Co., Inc.	26	1,407
Universal Forest Products, Inc.	108	2,804
		63,739
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.	48	4,677
Ameriprise Financial, Inc.	160	16,699
Bank of New York Mellon Corp.	1,218	57,331
BlackRock, Inc.	105	41,246
Blucora, Inc. (a)	46	1,225
Cboe Global Markets, Inc.	22	2,152
Charles Schwab Corp.	406	16,861
CME Group, Inc.	304	57,189
Donnelley Financial Solutions, Inc. (a)	119	1,670
E*TRADE Financial Corp.	221	9,698
Eaton Vance Corp.	56	1,970
Evercore, Inc. Class A	27	1,932
FactSet Research Systems, Inc.	15	3,002
Federated Investors, Inc. Class B	128	3,398
Franklin Resources, Inc. (b)	1,195	35,444
Goldman Sachs Group, Inc.	404	67,488
Greenhill & Co., Inc.	54	1,318
Interactive Brokers Group, Inc. Class A	41	2,241
Intercontinental Exchange, Inc.	335	25,236
INTL. FCStone, Inc. (a)	67	2,451
Invesco, Ltd.	710	11,885
Investment Technology Group, Inc.	108	3,266
Janus Henderson Group PLC	247	5,118
Legg Mason, Inc.	289	7,372

See accompanying notes to financial statements.
36

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	11	$ 2,324
Moody's Corp.	33	4,621
Morgan Stanley	2,088	82,789
MSCI, Inc.	18	2,654
Nasdaq, Inc.	133	10,849
Northern Trust Corp.	185	15,464
Piper Jaffray Cos.	20	1,317
Raymond James Financial, Inc.	110	8,185
S&P Global, Inc.	50	8,497
SEI Investments Co.	51	2,356
State Street Corp. (c)	318	20,056
Stifel Financial Corp.	60	2,485
T Rowe Price Group, Inc.	142	13,110
Waddell & Reed Financial, Inc. Class A (b)	312	5,641
		561,217
CHEMICALS — 1.7%
AdvanSix, Inc. (a)	32	755
Air Products & Chemicals, Inc.	180	28,809
Albemarle Corp. (b)	63	4,855
American Vanguard Corp.	25	380
Ashland Global Holdings, Inc.	89	6,315
Balchem Corp.	12	940
Cabot Corp.	69	2,963
CF Industries Holdings, Inc.	306	13,314
Chemours Co.	126	3,556
DowDuPont, Inc.	1,586	84,819
Eastman Chemical Co.	159	11,625
Ecolab, Inc.	149	21,955
FMC Corp.	62	4,586
FutureFuel Corp.	101	1,602
Hawkins, Inc.	19	778
HB Fuller Co.	41	1,749
Ingevity Corp. (a)	19	1,590
Innophos Holdings, Inc.	60	1,472
Innospec, Inc.	20	1,235
International Flavors & Fragrances, Inc.	36	4,834
Koppers Holdings, Inc. (a)	54	920
Kraton Corp. (a)	60	1,310
Linde PLC	374	58,359
LSB Industries, Inc. (a)	42	232
LyondellBasell Industries NV Class A	638	53,056
Minerals Technologies, Inc.	65	3,337
Mosaic Co.	694	20,272
NewMarket Corp. (b)	8	3,297
Olin Corp.	219	4,404
PolyOne Corp.	70	2,002
PPG Industries, Inc.	159	16,255
Quaker Chemical Corp.	6	1,066
Rayonier Advanced Materials, Inc. (b)	79	841
RPM International, Inc.	127	7,465
Scotts Miracle-Gro Co. (b)	78	4,794
Sensient Technologies Corp.	28	1,564
Sherwin-Williams Co.	38	14,951
Stepan Co.	27	1,998
Security Description	Shares	Value
Tredegar Corp.	74	$ 1,174
		395,429
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	129	4,142
Brady Corp. Class A	46	1,999
Brink's Co.	54	3,491
Cintas Corp.	50	8,399
Clean Harbors, Inc. (a)	65	3,208
Copart, Inc. (a)	93	4,444
Deluxe Corp.	86	3,306
Essendant, Inc.	131	1,648
Healthcare Services Group, Inc. (b)	33	1,326
Herman Miller, Inc.	78	2,359
HNI Corp.	86	3,047
Interface, Inc.	78	1,112
LSC Communications, Inc.	172	1,204
Matthews International Corp. Class A	59	2,397
Mobile Mini, Inc.	46	1,461
MSA Safety, Inc.	23	2,168
Pitney Bowes, Inc.	1,186	7,009
Republic Services, Inc.	310	22,348
Rollins, Inc.	67	2,419
RR Donnelley & Sons Co.	314	1,243
Stericycle, Inc. (a)	96	3,522
Tetra Tech, Inc.	46	2,381
UniFirst Corp.	17	2,432
Viad Corp.	23	1,152
Waste Management, Inc.	323	28,744
		116,961
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	62	666
ARRIS International PLC (a)	266	8,132
Ciena Corp. (a)	119	4,035
Cisco Systems, Inc.	2,997	129,860
Comtech Telecommunications Corp.	32	779
Digi International, Inc. (a)	39	394
F5 Networks, Inc. (a)	41	6,643
Finisar Corp. (a)	179	3,866
Harmonic, Inc. (a) (b)	113	533
InterDigital, Inc.	54	3,587
Juniper Networks, Inc.	451	12,137
Lumentum Holdings, Inc. (a) (b)	24	1,008
Motorola Solutions, Inc.	74	8,513
NETGEAR, Inc. (a)	35	1,821
NetScout Systems, Inc. (a)	65	1,536
Plantronics, Inc.	24	794
ViaSat, Inc. (a) (b)	47	2,771
Viavi Solutions, Inc. (a)	139	1,397
		188,472
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	628	16,642
Aegion Corp. (a)	87	1,420
Arcosa, Inc. (a)	96	2,658

See accompanying notes to financial statements.
37

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Comfort Systems USA, Inc.	31	$ 1,354
Dycom Industries, Inc. (a)	42	2,270
EMCOR Group, Inc.	114	6,805
Fluor Corp.	275	8,855
Granite Construction, Inc.	86	3,464
Jacobs Engineering Group, Inc.	169	9,880
KBR, Inc.	275	4,174
Orion Group Holdings, Inc. (a)	86	369
Quanta Services, Inc.	291	8,759
Valmont Industries, Inc.	38	4,216
		70,866
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	43	2,624
Martin Marietta Materials, Inc. (b)	43	7,390
Vulcan Materials Co.	61	6,027
		16,041
CONSUMER FINANCE — 1.0%
American Express Co.	817	77,876
Capital One Financial Corp.	936	70,752
Discover Financial Services	487	28,723
Encore Capital Group, Inc. (a) (b)	39	917
Enova International, Inc. (a)	134	2,608
EZCORP, Inc. Class A (a) (b)	96	742
FirstCash, Inc.	25	1,809
Green Dot Corp. Class A (a)	28	2,227
Navient Corp.	921	8,114
PRA Group, Inc. (a) (b)	69	1,682
SLM Corp. (a)	291	2,418
Synchrony Financial	1,333	31,272
World Acceptance Corp. (a)	24	2,454
		231,594
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	42	3,951
Avery Dennison Corp.	53	4,761
Ball Corp.	230	10,575
Bemis Co., Inc.	119	5,462
Greif, Inc. Class A	101	3,748
International Paper Co.	581	23,449
Myers Industries, Inc.	46	695
Owens-Illinois, Inc. (a)	245	4,224
Packaging Corp. of America	79	6,593
Sealed Air Corp.	301	10,487
Silgan Holdings, Inc.	303	7,157
Sonoco Products Co.	130	6,907
WestRock Co.	414	15,633
		103,642
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	180	4,185
Genuine Parts Co.	192	18,436
LKQ Corp. (a)	302	7,166
Pool Corp.	15	2,230
		32,017
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	60	$ 2,839
American Public Education, Inc. (a)	19	541
Career Education Corp. (a)	79	902
Graham Holdings Co. Class B	9	5,765
H&R Block, Inc. (b)	231	5,860
Regis Corp. (a)	130	2,204
Service Corp. International	118	4,751
Sotheby's (a) (b)	46	1,828
Strategic Education, Inc.	46	5,217
		29,907
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Berkshire Hathaway, Inc. Class B (a)	3,107	634,387
Jefferies Financial Group, Inc.	1,134	19,686
		654,073
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	14,748	420,908
ATN International, Inc.	21	1,502
CenturyLink, Inc.	3,715	56,282
Cincinnati Bell, Inc. (a)	249	1,937
Consolidated Communications Holdings, Inc. (b)	303	2,994
Frontier Communications Corp. (b)	420	1,000
Iridium Communications, Inc. (a) (b)	342	6,310
Verizon Communications, Inc.	6,600	371,052
		861,985
ELECTRIC UTILITIES — 3.2%
ALLETE, Inc.	59	4,497
Alliant Energy Corp.	263	11,112
American Electric Power Co., Inc.	701	52,393
Duke Energy Corp.	1,445	124,703
Edison International	502	28,498
El Paso Electric Co.	53	2,657
Entergy Corp.	354	30,469
Evergy, Inc.	306	17,372
Eversource Energy	415	26,992
Exelon Corp.	1,956	88,216
FirstEnergy Corp.	951	35,710
Hawaiian Electric Industries, Inc.	155	5,676
IDACORP, Inc.	58	5,397
NextEra Energy, Inc.	415	72,135
OGE Energy Corp.	284	11,130
PG&E Corp. (a)	2,022	48,022
Pinnacle West Capital Corp.	159	13,547
PNM Resources, Inc.	104	4,273
PPL Corp.	1,465	41,503
Southern Co.	1,516	66,583
Xcel Energy, Inc.	666	32,814
		723,699
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	23	2,644
AMETEK, Inc.	106	7,176
AZZ, Inc.	29	1,170

See accompanying notes to financial statements.
38

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	567	$ 38,930
Emerson Electric Co.	515	30,771
Encore Wire Corp.	20	1,004
EnerSys	49	3,803
Hubbell, Inc.	46	4,570
nVent Electric PLC	155	3,481
Powell Industries, Inc.	31	775
Regal Beloit Corp.	62	4,343
Rockwell Automation, Inc.	56	8,427
Vicor Corp. (a)	7	265
		107,359
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	114	9,236
Anixter International, Inc. (a)	144	7,821
Arrow Electronics, Inc. (a)	342	23,581
Avnet, Inc.	453	16,353
Badger Meter, Inc.	13	640
Bel Fuse, Inc. Class B	31	571
Belden, Inc. (b)	47	1,963
Benchmark Electronics, Inc.	174	3,685
Cognex Corp.	34	1,315
Coherent, Inc. (a) (b)	16	1,691
Corning, Inc.	912	27,551
CTS Corp.	43	1,113
Daktronics, Inc.	107	792
Electro Scientific Industries, Inc. (a)	34	1,019
Fabrinet (a)	59	3,027
FARO Technologies, Inc. (a)	10	406
FLIR Systems, Inc.	62	2,699
II-VI, Inc. (a)	48	1,558
Insight Enterprises, Inc. (a)	139	5,664
IPG Photonics Corp. (a)	25	2,832
Itron, Inc. (a)	30	1,419
Jabil, Inc.	599	14,849
Keysight Technologies, Inc. (a)	109	6,767
Knowles Corp. (a)	128	1,704
Littelfuse, Inc.	12	2,058
Methode Electronics, Inc.	96	2,236
MTS Systems Corp.	20	803
National Instruments Corp.	51	2,314
OSI Systems, Inc. (a)	21	1,539
Park Electrochemical Corp.	22	398
Plexus Corp. (a)	57	2,912
Rogers Corp. (a)	11	1,090
Sanmina Corp. (a)	268	6,448
ScanSource, Inc. (a)	100	3,438
SYNNEX Corp.	148	11,964
TE Connectivity, Ltd.	228	17,244
Tech Data Corp. (a)	166	13,580
Trimble, Inc. (a)	146	4,805
TTM Technologies, Inc. (a)	183	1,781
Vishay Intertechnology, Inc. (b)	173	3,116
Zebra Technologies Corp. Class A (a)	24	3,822
		217,804
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	25	$ 677
Archrock, Inc.	506	3,790
Baker Hughes a GE Co.	209	4,494
Diamond Offshore Drilling, Inc. (a) (b)	444	4,191
Dril-Quip, Inc. (a) (b)	49	1,471
Ensco PLC Class A (b)	1,709	6,084
Era Group, Inc. (a)	65	568
Exterran Corp. (a)	235	4,160
Geospace Technologies Corp. (a)	11	113
Gulf Island Fabrication, Inc.	31	224
Halliburton Co.	623	16,559
Helix Energy Solutions Group, Inc. (a)	544	2,943
Helmerich & Payne, Inc.	143	6,855
KLX Energy Services Holdings, Inc. (a)	3	70
Matrix Service Co. (a)	74	1,328
McDermott International, Inc. (a) (b)	353	2,309
Nabors Industries, Ltd. (b)	1,272	2,544
National Oilwell Varco, Inc.	590	15,163
Newpark Resources, Inc. (a)	118	811
Noble Corp. PLC (a) (b)	965	2,528
Oceaneering International, Inc. (a)	385	4,659
Oil States International, Inc. (a)	130	1,856
Patterson-UTI Energy, Inc.	278	2,877
Pioneer Energy Services Corp. (a)	192	236
Rowan Cos. PLC Class A (a)	497	4,170
Schlumberger, Ltd.	1,202	43,368
SEACOR Holdings, Inc. (a)	53	1,961
Superior Energy Services, Inc. (a)	927	3,105
TechnipFMC PLC	494	9,673
TETRA Technologies, Inc. (a)	226	380
Transocean, Ltd. (a) (b)	2,104	14,602
Unit Corp. (a)	211	3,013
US Silica Holdings, Inc. (b)	86	876
		167,658
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	151	7,032
Cinemark Holdings, Inc.	151	5,406
Electronic Arts, Inc. (a)	148	11,679
Live Nation Entertainment, Inc. (a)	155	7,634
Marcus Corp.	38	1,501
Netflix, Inc. (a)	86	23,019
Take-Two Interactive Software, Inc. (a)	37	3,809
Twenty-First Century Fox, Inc. Class A	1,002	48,216
Twenty-First Century Fox, Inc. Class B	484	23,125
Viacom, Inc. Class B	1,382	35,517
Walt Disney Co.	1,449	158,883
World Wrestling Entertainment, Inc. Class A	36	2,690
		328,511
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Acadia Realty Trust REIT	74	1,758
Agree Realty Corp. REIT	20	1,182
Alexander & Baldwin, Inc.	78	1,434

See accompanying notes to financial statements.
39

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Alexandria Real Estate Equities, Inc. REIT	48	$ 5,532
American Assets Trust, Inc. REIT	84	3,374
American Campus Communities, Inc. REIT	174	7,202
American Tower Corp. REIT	145	22,938
Apartment Investment & Management Co. Class A REIT	129	5,661
AvalonBay Communities, Inc. REIT	116	20,190
Boston Properties, Inc. REIT	90	10,129
Camden Property Trust REIT	88	7,748
CareTrust REIT, Inc.	65	1,200
CBL & Associates Properties, Inc. REIT (b)	962	1,847
Cedar Realty Trust, Inc. REIT	215	675
Chesapeake Lodging Trust REIT	93	2,265
CoreCivic, Inc. REIT	463	8,255
CoreSite Realty Corp. REIT	14	1,221
Corporate Office Properties Trust REIT	117	2,461
Cousins Properties, Inc. REIT	352	2,781
Crown Castle International Corp. REIT	188	20,422
CyrusOne, Inc. REIT	58	3,067
DiamondRock Hospitality Co. REIT	343	3,114
Digital Realty Trust, Inc. REIT	95	10,122
Douglas Emmett, Inc. REIT	108	3,686
Duke Realty Corp. REIT	413	10,697
EastGroup Properties, Inc. REIT	21	1,926
EPR Properties REIT	84	5,379
Equinix, Inc. REIT	26	9,167
Equity Residential REIT	426	28,120
Essex Property Trust, Inc. REIT	30	7,356
Extra Space Storage, Inc. REIT	87	7,872
Federal Realty Investment Trust REIT	34	4,013
First Industrial Realty Trust, Inc. REIT	202	5,830
Four Corners Property Trust, Inc. REIT	55	1,441
Franklin Street Properties Corp. REIT	219	1,364
GEO Group, Inc. REIT	238	4,689
Getty Realty Corp. REIT	81	2,382
Global Net Lease, Inc. REIT (b)	275	4,846
Government Properties Income Trust REIT (b)	184	1,264
HCP, Inc. REIT	919	25,668
Healthcare Realty Trust, Inc. REIT	103	2,929
Hersha Hospitality Trust REIT	142	2,491
Highwoods Properties, Inc. REIT	131	5,068
Hospitality Properties Trust REIT	325	7,761
Host Hotels & Resorts, Inc. REIT	971	16,187
Iron Mountain, Inc. REIT	246	7,973
JBG SMITH Properties REIT	49	1,706
Kilroy Realty Corp. REIT	96	6,036
Kimco Realty Corp. REIT	475	6,959
Kite Realty Group Trust REIT	42	592
Lamar Advertising Co. Class A REIT	95	6,572
Lexington Realty Trust REIT	279	2,291
Liberty Property Trust REIT	166	6,952
Life Storage, Inc. REIT	44	4,092
LTC Properties, Inc. REIT	52	2,167
Macerich Co. REIT	257	11,123
Mack-Cali Realty Corp. REIT	177	3,467
Security Description	Shares	Value
Medical Properties Trust, Inc. REIT	477	$ 7,670
Mid-America Apartment Communities, Inc. REIT	93	8,900
National Retail Properties, Inc. REIT	182	8,829
Omega Healthcare Investors, Inc. REIT	392	13,779
Pennsylvania Real Estate Investment Trust (b)	138	820
PotlatchDeltic Corp. REIT	25	791
Prologis, Inc. REIT	421	24,721
PS Business Parks, Inc. REIT	22	2,882
Public Storage REIT	101	20,443
Rayonier, Inc. REIT	107	2,963
Realty Income Corp. REIT	276	17,399
Regency Centers Corp. REIT	111	6,513
RPT Realty REIT	198	2,366
Sabra Health Care REIT, Inc.	96	1,582
Saul Centers, Inc. REIT	24	1,133
SBA Communications Corp. REIT (a)	23	3,723
Senior Housing Properties Trust REIT	929	10,888
Simon Property Group, Inc. REIT	253	42,501
SL Green Realty Corp. REIT	104	8,224
Tanger Factory Outlet Centers, Inc. REIT (b)	74	1,496
Taubman Centers, Inc. REIT	58	2,638
UDR, Inc. REIT	164	6,498
Uniti Group, Inc. REIT (a) (b)	54	841
Universal Health Realty Income Trust REIT	12	736
Urban Edge Properties REIT	125	2,078
Urstadt Biddle Properties, Inc. Class A REIT	67	1,288
Ventas, Inc. REIT	541	31,697
Vornado Realty Trust REIT	195	12,096
Washington Prime Group, Inc. REIT (b)	874	4,248
Weingarten Realty Investors REIT	184	4,565
Welltower, Inc. REIT	419	29,083
Weyerhaeuser Co. REIT	710	15,521
		663,556
FOOD & STAPLES RETAILING — 4.4%
Andersons, Inc.	103	3,079
Casey's General Stores, Inc.	56	7,176
Costco Wholesale Corp.	524	106,744
Kroger Co.	3,227	88,743
SpartanNash Co.	195	3,350
Sprouts Farmers Market, Inc. (a)	143	3,362
Sysco Corp.	626	39,225
United Natural Foods, Inc. (a)	319	3,378
Walmart, Inc.	5,766	537,103
Walgreens Boots Alliance, Inc.	3,256	222,482
		1,014,642
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	2,267	92,879
B&G Foods, Inc. (b)	96	2,775
Calavo Growers, Inc. (b)	7	511
Cal-Maine Foods, Inc. (b)	59	2,496
Campbell Soup Co. (b)	420	13,856

See accompanying notes to financial statements.
40

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Conagra Brands, Inc.	495	$ 10,573
Darling Ingredients, Inc. (a)	322	6,195
Dean Foods Co. (b)	656	2,499
Flowers Foods, Inc.	280	5,172
General Mills, Inc.	780	30,373
Hain Celestial Group, Inc. (a)	130	2,062
Hershey Co.	133	14,255
Hormel Foods Corp. (b)	532	22,706
Ingredion, Inc.	72	6,581
J&J Snack Foods Corp.	16	2,313
J.M. Smucker Co.	128	11,967
Kellogg Co.	331	18,870
Kraft Heinz Co.	2,519	108,418
Lamb Weston Holdings, Inc.	66	4,855
Lancaster Colony Corp.	16	2,830
McCormick & Co., Inc. (b)	81	11,279
Mondelez International, Inc. Class A	1,394	55,802
Post Holdings, Inc. (a) (b)	87	7,754
Sanderson Farms, Inc.	39	3,872
Seneca Foods Corp. Class A (a)	26	734
Tootsie Roll Industries, Inc. (b)	73	2,438
TreeHouse Foods, Inc. (a)	220	11,156
Tyson Foods, Inc. Class A	598	31,933
		487,154
GAS UTILITIES — 0.2%
Atmos Energy Corp.	106	9,828
National Fuel Gas Co. (b)	112	5,732
New Jersey Resources Corp.	99	4,521
Northwest Natural Holding Co.	32	1,935
ONE Gas, Inc.	61	4,856
South Jersey Industries, Inc. (b)	112	3,114
Southwest Gas Holdings, Inc.	70	5,355
Spire, Inc.	57	4,223
UGI Corp.	247	13,177
		52,741
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	794	57,430
ABIOMED, Inc. (a)	7	2,275
Align Technology, Inc. (a)	14	2,932
Avanos Medical, Inc. (a)	72	3,225
Baxter International, Inc.	407	26,789
Becton Dickinson and Co.	88	19,828
Boston Scientific Corp. (a)	523	18,483
Cantel Medical Corp.	17	1,266
CONMED Corp.	17	1,091
Cooper Cos., Inc.	16	4,072
CryoLife, Inc. (a)	11	312
Danaher Corp.	412	42,486
DENTSPLY SIRONA, Inc.	226	8,410
Edwards Lifesciences Corp. (a)	79	12,100
Globus Medical, Inc. Class A (a)	40	1,731
Haemonetics Corp. (a)	24	2,401
Hill-Rom Holdings, Inc.	30	2,657
Hologic, Inc. (a)	223	9,165
Security Description	Shares	Value
ICU Medical, Inc. (a)	9	$ 2,067
IDEXX Laboratories, Inc. (a)	17	3,162
Integer Holdings Corp. (a)	34	2,593
Integra LifeSciences Holdings Corp. (a)	32	1,443
Intuitive Surgical, Inc. (a)	37	17,720
Invacare Corp. (b)	138	593
LivaNova PLC (a)	22	2,012
Masimo Corp. (a)	22	2,362
Medtronic PLC	911	82,865
Meridian Bioscience, Inc.	65	1,128
Merit Medical Systems, Inc. (a)	25	1,395
Natus Medical, Inc. (a)	36	1,225
Neogen Corp. (a)	17	969
NuVasive, Inc. (a)	34	1,685
ResMed, Inc.	47	5,352
STERIS PLC	39	4,167
Stryker Corp.	117	18,340
Surmodics, Inc. (a)	6	284
Teleflex, Inc.	15	3,877
Varex Imaging Corp. (a)	31	734
Varian Medical Systems, Inc. (a)	49	5,552
West Pharmaceutical Services, Inc.	24	2,353
Zimmer Biomet Holdings, Inc.	133	13,795
		392,326
HEALTH CARE PROVIDERS & SERVICES — 5.2%
Acadia Healthcare Co., Inc. (a) (b)	113	2,905
Amedisys, Inc. (a)	11	1,288
AmerisourceBergen Corp.	626	46,574
AMN Healthcare Services, Inc. (a)	49	2,776
Anthem, Inc.	380	99,799
Cardinal Health, Inc.	1,207	53,832
Centene Corp. (a)	316	36,435
Chemed Corp.	5	1,416
Cigna Corp.	371	70,533
Community Health Systems, Inc. (a) (b)	567	1,599
CorVel Corp. (a)	13	802
Cross Country Healthcare, Inc. (a)	184	1,349
CVS Health Corp.	5,238	343,194
DaVita, Inc. (a)	252	12,968
Diplomat Pharmacy, Inc. (a) (b)	221	2,975
Encompass Health Corp.	83	5,121
Ensign Group, Inc.	67	2,599
HCA Healthcare, Inc.	384	47,789
Henry Schein, Inc. (a)	172	13,506
Humana, Inc.	180	51,566
Laboratory Corp. of America Holdings (a)	118	14,911
LHC Group, Inc. (a)	19	1,784
Magellan Health, Inc. (a)	59	3,357
McKesson Corp.	781	86,277
MEDNAX, Inc. (a)	122	4,026
Molina Healthcare, Inc. (a)	255	29,636
Owens & Minor, Inc. (b)	387	2,450
Patterson Cos., Inc. (b)	323	6,350
Providence Service Corp. (a)	35	2,101
Quest Diagnostics, Inc.	130	10,825

See accompanying notes to financial statements.
41

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Quorum Health Corp. (a) (b)	135	$ 390
Select Medical Holdings Corp. (a)	212	3,254
Tenet Healthcare Corp. (a)	324	5,553
Tivity Health, Inc. (a) (b)	96	2,382
UnitedHealth Group, Inc.	808	201,289
Universal Health Services, Inc. Class B	113	13,171
WellCare Health Plans, Inc. (a)	71	16,762
		1,203,544
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	202	1,947
Cerner Corp. (a)	220	11,537
Computer Programs & Systems, Inc.	11	276
HMS Holdings Corp. (a)	55	1,547
Medidata Solutions, Inc. (a)	26	1,753
NextGen Healthcare, Inc. (a)	42	636
Omnicell, Inc. (a)	18	1,103
		18,799
HOTELS, RESTAURANTS & LEISURE — 1.6%
Belmond, Ltd. Class A (a)	124	3,104
BJ's Restaurants, Inc.	28	1,416
Boyd Gaming Corp.	110	2,286
Brinker International, Inc. (b)	160	7,037
Carnival Corp.	1,576	77,697
Cheesecake Factory, Inc. (b)	66	2,872
Chipotle Mexican Grill, Inc. (a)	16	6,909
Churchill Downs, Inc.	8	1,951
Cracker Barrel Old Country Store, Inc. (b)	42	6,714
Darden Restaurants, Inc.	144	14,380
Dave & Buster's Entertainment, Inc.	56	2,495
Dine Brands Global, Inc. (b)	23	1,549
Domino's Pizza, Inc.	8	1,984
Dunkin' Brands Group, Inc.	38	2,437
Hilton Worldwide Holdings, Inc.	277	19,889
International Speedway Corp. Class A	96	4,210
Jack in the Box, Inc.	54	4,192
Marriott International, Inc. Class A	132	14,330
Marriott Vacations Worldwide Corp.	38	2,679
McDonald's Corp.	356	63,215
MGM Resorts International	579	14,046
Monarch Casino & Resort, Inc. (a)	18	686
Norwegian Cruise Line Holdings, Ltd. (a)	229	9,707
Papa John's International, Inc. (b)	65	2,588
Penn National Gaming, Inc. (a) (b)	166	3,126
Red Robin Gourmet Burgers, Inc. (a)	54	1,443
Royal Caribbean Cruises, Ltd.	193	18,873
Ruth's Hospitality Group, Inc.	19	432
Scientific Games Corp. Class A (a) (b)	61	1,091
Six Flags Entertainment Corp. (b)	60	3,338
Starbucks Corp.	619	39,864
Texas Roadhouse, Inc.	41	2,448
Wendy's Co.	157	2,451
Wyndham Destinations, Inc.	123	4,408
Wyndham Hotels & Resorts, Inc.	123	5,580
Wynn Resorts, Ltd.	65	6,429
Security Description	Shares	Value
Yum! Brands, Inc.	185	$ 17,005
		374,861
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	326	11,299
Ethan Allen Interiors, Inc.	54	950
Garmin, Ltd.	236	14,943
Helen of Troy, Ltd. (a)	30	3,935
iRobot Corp. (a) (b)	18	1,507
KB Home	197	3,763
La-Z-Boy, Inc.	75	2,078
Leggett & Platt, Inc. (b)	151	5,412
Lennar Corp. Class A	209	8,182
M/I Homes, Inc. (a)	83	1,745
MDC Holdings, Inc.	179	5,032
Meritage Homes Corp. (a)	65	2,387
Mohawk Industries, Inc. (a)	101	11,813
Newell Brands, Inc. (b)	870	16,173
NVR, Inc. (a)	2	4,874
PulteGroup, Inc.	342	8,889
Tempur Sealy International, Inc. (a)	67	2,774
Toll Brothers, Inc.	305	10,044
TopBuild Corp. (a)	34	1,530
TRI Pointe Group, Inc. (a) (b)	235	2,569
Tupperware Brands Corp.	107	3,378
Universal Electronics, Inc. (a)	23	581
Whirlpool Corp.	154	16,458
William Lyon Homes Class A (a)	90	962
		141,278
HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. Class A (a)	47	1,469
Church & Dwight Co., Inc.	143	9,404
Clorox Co. (b)	75	11,560
Colgate-Palmolive Co.	398	23,689
Energizer Holdings, Inc. (b)	35	1,580
Kimberly-Clark Corp.	291	33,157
Procter & Gamble Co.	2,090	192,113
WD-40 Co. (b)	5	916
		273,888
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	2,586	37,393
NRG Energy, Inc.	351	13,900
		51,293
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	343	65,355
Carlisle Cos., Inc.	57	5,730
General Electric Co.	11,554	87,464
Honeywell International, Inc.	496	65,531
Roper Technologies, Inc.	34	9,062
		233,142
INSURANCE — 5.0%
Aflac, Inc.	1,502	68,431
Alleghany Corp.	20	12,466

See accompanying notes to financial statements.
42

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Allstate Corp.	677	$ 55,941
American Equity Investment Life Holding Co.	353	9,863
American Financial Group, Inc.	138	12,493
American International Group, Inc.	1,738	68,495
AMERISAFE, Inc.	22	1,247
Aon PLC	111	16,135
Arthur J Gallagher & Co.	150	11,055
Aspen Insurance Holdings, Ltd.	124	5,207
Assurant, Inc.	206	18,425
Brighthouse Financial, Inc. (a)	468	14,265
Brown & Brown, Inc.	190	5,236
Chubb, Ltd.	624	80,608
Cincinnati Financial Corp.	215	16,645
CNO Financial Group, Inc.	643	9,568
eHealth, Inc. (a)	13	500
Employers Holdings, Inc.	43	1,805
Everest Re Group, Ltd.	63	13,719
First American Financial Corp.	177	7,901
Genworth Financial, Inc. Class A (a)	1,957	9,120
Hanover Insurance Group, Inc.	60	7,006
Hartford Financial Services Group, Inc.	624	27,737
HCI Group, Inc.	47	2,388
Horace Mann Educators Corp.	80	2,996
James River Group Holdings, Ltd.	73	2,667
Kemper Corp.	80	5,310
Lincoln National Corp.	424	21,756
Loews Corp.	1,087	49,480
Maiden Holdings, Ltd.	480	792
Marsh & McLennan Cos., Inc.	295	23,526
Mercury General Corp.	106	5,481
MetLife, Inc.	3,987	163,706
Navigators Group, Inc.	45	3,127
Old Republic International Corp.	555	11,416
Primerica, Inc.	35	3,420
Principal Financial Group, Inc.	1,035	45,716
ProAssurance Corp.	60	2,434
Progressive Corp.	489	29,501
Prudential Financial, Inc.	1,667	135,944
Reinsurance Group of America, Inc.	249	34,917
RenaissanceRe Holdings, Ltd.	53	7,086
RLI Corp.	32	2,208
Safety Insurance Group, Inc.	19	1,554
Selective Insurance Group, Inc.	68	4,144
Stewart Information Services Corp.	64	2,650
Torchmark Corp.	147	10,956
Travelers Cos., Inc.	381	45,625
United Fire Group, Inc.	52	2,883
Universal Insurance Holdings, Inc.	49	1,858
Unum Group	428	12,575
Willis Towers Watson PLC	92	13,971
WR Berkley Corp.	188	13,895
		1,137,850
INTERACTIVE MEDIA & SERVICES — 2.0%
Alphabet, Inc. Class A (a)	142	148,384
Alphabet, Inc. Class C (a)	146	151,199
Security Description	Shares	Value
Cars.com, Inc. (a)	114	$ 2,451
Facebook, Inc. Class (a)	1,109	145,379
QuinStreet, Inc. (a)	78	1,266
TripAdvisor, Inc. (a)	65	3,506
		452,185
INTERNET & DIRECT MARKETING RETAIL — 1.3%
Amazon.com, Inc. (a)	138	207,272
Booking Holdings, Inc. (a)	22	37,893
eBay, Inc. (a)	884	24,814
Expedia Group, Inc.	113	12,729
Liquidity Services, Inc. (a)	23	142
Nutrisystem, Inc.	53	2,326
PetMed Express, Inc. (b)	44	1,023
Shutterfly, Inc. (a)	36	1,449
Stamps.com, Inc. (a)	9	1,401
		289,049
IT SERVICES — 2.3%
Accenture PLC Class A	374	52,738
Akamai Technologies, Inc. (a)	113	6,902
Alliance Data Systems Corp.	53	7,954
Automatic Data Processing, Inc.	198	25,962
Broadridge Financial Solutions, Inc.	44	4,235
CACI International, Inc. Class A (a)	32	4,609
Cardtronics PLC Class A (a)	65	1,690
Cognizant Technology Solutions Corp. Class A	279	17,711
CoreLogic, Inc. (a)	77	2,573
CSG Systems International, Inc.	58	1,843
DXC Technology Co.	127	6,753
EVERTEC, Inc.	82	2,353
Fidelity National Information Services, Inc.	192	19,690
Fiserv, Inc. (a)	186	13,669
Gartner, Inc. (a) (b)	30	3,835
Global Payments, Inc.	31	3,197
International Business Machines Corp.	1,339	152,204
Jack Henry & Associates, Inc.	25	3,163
Leidos Holdings, Inc.	126	6,643
LiveRamp Holdings, Inc. (a) (b)	51	1,970
ManTech International Corp. Class A	52	2,719
Mastercard, Inc. Class A	181	34,146
MAXIMUS, Inc.	45	2,929
NIC, Inc.	192	2,396
Paychex, Inc.	214	13,942
PayPal Holdings, Inc. (a)	448	37,672
Perficient, Inc. (a)	33	735
Perspecta, Inc.	65	1,119
Sabre Corp.	282	6,103
Science Applications International Corp.	60	3,822
Sykes Enterprises, Inc. (a)	78	1,929
Total System Services, Inc.	77	6,259
Travelport Worldwide, Ltd.	181	2,827
TTEC Holdings, Inc.	104	2,971
VeriSign, Inc. (a)	47	6,970
Virtusa Corp. (a)	18	767

See accompanying notes to financial statements.
43

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	352	$ 46,443
Western Union Co. (b)	557	9,502
WEX, Inc. (a)	18	2,521
		525,466
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	82	3,809
Callaway Golf Co.	58	887
Hasbro, Inc. (b)	111	9,019
Mattel, Inc. (a) (b)	1,345	13,437
Polaris Industries, Inc. (b)	60	4,601
Sturm Ruger & Co., Inc.	11	585
Vista Outdoor, Inc. (a)	225	2,554
		34,892
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	105	7,083
Bio-Rad Laboratories, Inc. Class A (a)	13	3,019
Bio-Techne Corp.	7	1,013
Cambrex Corp. (a)	22	831
Charles River Laboratories International, Inc. (a)	31	3,508
Illumina, Inc. (a)	48	14,397
IQVIA Holdings, Inc. (a)	136	15,799
Luminex Corp.	41	947
Mettler-Toledo International, Inc. (a)	10	5,656
PerkinElmer, Inc.	51	4,006
Syneos Health, Inc. (a)	86	3,384
Thermo Fisher Scientific, Inc.	152	34,016
Waters Corp. (a)	35	6,603
		100,262
MACHINERY — 1.5%
Actuant Corp. Class A	50	1,050
AGCO Corp.	130	7,237
Albany International Corp. Class A	17	1,061
Astec Industries, Inc.	49	1,479
Barnes Group, Inc.	39	2,091
Briggs & Stratton Corp.	83	1,086
Caterpillar, Inc.	397	50,447
Chart Industries, Inc. (a)	25	1,626
CIRCOR International, Inc.	23	490
Crane Co.	41	2,959
Cummins, Inc.	169	22,585
Deere & Co.	197	29,387
Donaldson Co., Inc.	75	3,254
Dover Corp.	121	8,585
EnPro Industries, Inc.	24	1,442
ESCO Technologies, Inc.	17	1,121
Federal Signal Corp.	49	975
Flowserve Corp.	110	4,182
Fortive Corp.	98	6,631
Franklin Electric Co., Inc.	37	1,587
Graco, Inc.	55	2,302
Greenbrier Cos., Inc.	120	4,745
Harsco Corp. (a)	66	1,311
Hillenbrand, Inc.	52	1,972
Security Description	Shares	Value
IDEX Corp.	29	$ 3,662
Illinois Tool Works, Inc.	208	26,352
Ingersoll-Rand PLC	233	21,257
ITT, Inc.	72	3,475
John Bean Technologies Corp.	10	718
Kennametal, Inc.	68	2,263
Lincoln Electric Holdings, Inc.	44	3,469
Lindsay Corp.	7	674
Lydall, Inc. (a)	49	995
Mueller Industries, Inc.	97	2,266
Nordson Corp.	24	2,864
Oshkosh Corp.	82	5,027
PACCAR, Inc.	459	26,227
Parker-Hannifin Corp.	87	12,975
Pentair PLC	153	5,780
Snap-on, Inc.	54	7,846
SPX Corp. (a)	49	1,373
SPX FLOW, Inc. (a)	48	1,460
Standex International Corp.	8	537
Stanley Black & Decker, Inc.	125	14,968
Tennant Co.	12	625
Terex Corp.	92	2,536
Timken Co.	99	3,695
Titan International, Inc.	364	1,696
Toro Co.	48	2,682
Trinity Industries, Inc.	289	5,951
Wabash National Corp.	257	3,362
Wabtec Corp. (b)	57	4,004
Watts Water Technologies, Inc. Class A	23	1,484
Woodward, Inc.	45	3,343
Xylem, Inc.	68	4,537
		337,708
MARINE — 0.1%
Kirby Corp. (a)	81	5,456
Matson, Inc.	167	5,347
		10,803
MEDIA — 1.8%
AMC Networks, Inc. Class A (a) (b)	65	3,567
Cable One, Inc.	3	2,460
CBS Corp. Class B	324	14,165
Charter Communications, Inc. Class A (a)	254	72,383
Comcast Corp. Class A	6,133	208,829
Discovery, Inc. Class A (a)	241	5,962
Discovery, Inc. Class C (a)	554	12,786
DISH Network Corp. Class A (a)	895	22,348
EW Scripps Co. Class A	112	1,762
Gannett Co., Inc. (b)	553	4,717
Interpublic Group of Cos., Inc.	502	10,356
John Wiley & Sons, Inc. Class A	66	3,100
Meredith Corp. (b)	78	4,051
New Media Investment Group, Inc.	274	3,170
New York Times Co. Class A (b)	66	1,471
News Corp. Class A	617	7,003
News Corp. Class B	269	3,107
Omnicom Group, Inc.	294	21,533

See accompanying notes to financial statements.
44

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Scholastic Corp.	149	$ 5,999
TEGNA, Inc.	841	9,142
		417,911
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	1,255	2,824
Allegheny Technologies, Inc. (a) (b)	119	2,591
Carpenter Technology Corp.	62	2,208
Century Aluminum Co. (a)	160	1,170
Commercial Metals Co.	275	4,405
Compass Minerals International, Inc. (b)	44	1,834
Freeport-McMoRan, Inc.	1,699	17,517
Haynes International, Inc.	21	554
Kaiser Aluminum Corp.	19	1,696
Materion Corp.	23	1,035
Newmont Mining Corp.	390	13,513
Nucor Corp.	414	21,449
Olympic Steel, Inc.	44	628
Reliance Steel & Aluminum Co.	141	10,035
Royal Gold, Inc.	41	3,512
Steel Dynamics, Inc.	223	6,699
SunCoke Energy, Inc. (a)	172	1,471
TimkenSteel Corp. (a) (b)	109	953
United States Steel Corp.	252	4,596
Worthington Industries, Inc.	158	5,505
		104,195
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	219	3,648
ARMOUR Residential REIT, Inc.	233	4,776
Capstead Mortgage Corp. REIT	537	3,582
Invesco Mortgage Capital, Inc. REIT	436	6,313
New York Mortgage Trust, Inc. REIT (b)	586	3,452
PennyMac Mortgage Investment Trust REIT	238	4,432
		26,203
MULTI-UTILITIES — 1.4%
Ameren Corp.	319	20,808
Avista Corp.	76	3,229
Black Hills Corp.	95	5,964
CenterPoint Energy, Inc.	811	22,895
CMS Energy Corp.	319	15,838
Consolidated Edison, Inc.	442	33,795
Dominion Energy, Inc.	736	52,595
DTE Energy Co.	238	26,251
MDU Resources Group, Inc.	258	6,151
NiSource, Inc.	460	11,661
NorthWestern Corp.	72	4,280
Public Service Enterprise Group, Inc.	661	34,405
SCANA Corp.	578	27,617
Sempra Energy (b)	316	34,188
Vectren Corp.	96	6,910
WEC Energy Group, Inc.	355	24,587
		331,174
Security Description	Shares	Value
MULTILINE RETAIL — 1.0%
Big Lots, Inc. (b)	198	$ 5,726
Dillard's, Inc. Class A (b)	75	4,523
Dollar General Corp.	252	27,236
Dollar Tree, Inc. (a)	253	22,851
JC Penney Co., Inc. (a) (b)	2,496	2,596
Kohl's Corp.	652	43,254
Macy's, Inc.	1,338	39,846
Nordstrom, Inc. (b)	448	20,881
Target Corp.	1,029	68,007
		234,920
OIL, GAS & CONSUMABLE FUELS — 7.4%
Anadarko Petroleum Corp.	360	15,782
Apache Corp.	590	15,487
Cabot Oil & Gas Corp.	147	3,285
Carrizo Oil & Gas, Inc. (a) (b)	119	1,344
Chesapeake Energy Corp. (a) (b)	3,829	8,041
Chevron Corp.	2,815	306,244
Cimarex Energy Co.	56	3,452
CNX Resources Corp. (a)	507	5,790
Concho Resources, Inc. (a)	117	12,026
ConocoPhillips	1,309	81,616
CONSOL Energy, Inc. (a)	109	3,456
Denbury Resources, Inc. (a) (b)	1,637	2,799
Devon Energy Corp.	733	16,522
EOG Resources, Inc.	265	23,111
EQT Corp. (b)	304	5,743
Equitrans Midstream Corp. (a)	242	4,845
Exxon Mobil Corp.	6,762	461,101
Green Plains, Inc.	152	1,993
Gulfport Energy Corp. (a)	616	4,035
Hess Corp.	358	14,499
HollyFrontier Corp.	317	16,205
Kinder Morgan, Inc.	7,688	118,241
Marathon Oil Corp.	1,317	18,886
Marathon Petroleum Corp.	1,400	82,614
Murphy Oil Corp.	636	14,876
Newfield Exploration Co. (a)	262	3,841
Noble Energy, Inc.	682	12,794
Occidental Petroleum Corp.	929	57,022
ONEOK, Inc.	186	10,035
PBF Energy, Inc. Class A	468	15,290
PDC Energy, Inc. (a)	74	2,202
Phillips 66	1,718	148,006
Pioneer Natural Resources Co.	68	8,943
QEP Resources, Inc. (a)	1,025	5,771
Range Resources Corp. (b)	405	3,876
REX American Resources Corp. (a)	12	817
SM Energy Co.	403	6,238
Southwestern Energy Co. (a) (b)	2,292	7,816
Valero Energy Corp.	1,714	128,499
Williams Cos., Inc.	1,864	41,101
World Fuel Services Corp.	266	5,695
WPX Energy, Inc. (a)	331	3,757
		1,703,696

See accompanying notes to financial statements.
45

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	114	$ 2,719
Clearwater Paper Corp. (a)	64	1,560
Domtar Corp.	246	8,642
Louisiana-Pacific Corp.	136	3,022
Neenah, Inc.	19	1,119
PH Glatfelter Co.	141	1,376
Schweitzer-Mauduit International, Inc.	54	1,353
		19,791
PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	1,729	2,628
Coty, Inc. Class A (a) (b)	676	4,435
Edgewell Personal Care Co. (a)	78	2,913
Estee Lauder Cos., Inc. Class A	131	17,043
Inter Parfums, Inc.	20	1,311
Medifast, Inc.	5	625
Nu Skin Enterprises, Inc. Class A	53	3,251
		32,206
PHARMACEUTICALS — 3.8%
Akorn, Inc. (a)	54	183
Allergan PLC	454	60,682
Bristol-Myers Squibb Co.	749	38,933
Catalent, Inc. (a)	66	2,058
Eli Lilly & Co.	585	67,696
Endo International PLC (a)	779	5,687
Johnson & Johnson	1,849	238,613
Lannett Co., Inc. (a) (b)	138	684
Mallinckrodt PLC (a) (b)	325	5,135
Medicines Co. (a) (b)	69	1,321
Merck & Co., Inc.	2,285	174,597
Mylan NV (a)	596	16,330
Nektar Therapeutics (a)	34	1,118
Perrigo Co. PLC	174	6,743
Pfizer, Inc.	5,682	248,019
Prestige Consumer Healthcare, Inc. (a) (b)	74	2,285
Zoetis, Inc.	96	8,212
		878,296
PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	41	2,234
Dun & Bradstreet Corp.	22	3,140
Equifax, Inc.	55	5,122
Exponent, Inc.	17	862
Forrester Research, Inc.	11	492
FTI Consulting, Inc. (a)	54	3,599
Heidrick & Struggles International, Inc.	26	811
IHS Markit, Ltd. (a)	208	9,978
Insperity, Inc.	25	2,334
Kelly Services, Inc. Class A	122	2,499
Korn/Ferry International	43	1,700
ManpowerGroup, Inc.	156	10,109
Navigant Consulting, Inc.	88	2,116
Nielsen Holdings PLC	683	15,934
Resources Connection, Inc.	46	653
Robert Half International, Inc.	100	5,720
Security Description	Shares	Value
TrueBlue, Inc. (a)	79	$ 1,758
Verisk Analytics, Inc. (a)	74	8,069
WageWorks, Inc. (a)	54	1,467
		78,597
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	299	11,972
HFF, Inc. Class A	34	1,127
Jones Lang LaSalle, Inc.	53	6,710
		19,809
ROAD & RAIL — 0.9%
ArcBest Corp.	96	3,289
Avis Budget Group, Inc. (a)	260	5,845
CSX Corp.	535	33,239
Genesee & Wyoming, Inc. Class A (a)	85	6,292
Heartland Express, Inc.	75	1,372
JB Hunt Transport Services, Inc.	72	6,699
Kansas City Southern	67	6,395
Knight-Swift Transportation Holdings, Inc. (b)	94	2,356
Landstar System, Inc.	19	1,818
Norfolk Southern Corp.	324	48,451
Old Dominion Freight Line, Inc.	30	3,705
Ryder System, Inc.	208	10,015
Saia, Inc. (a)	24	1,340
Union Pacific Corp.	485	67,041
Werner Enterprises, Inc.	90	2,659
		200,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)	65	2,791
Advanced Micro Devices, Inc. (a) (b)	325	6,000
Analog Devices, Inc.	170	14,591
Applied Materials, Inc.	594	19,448
Broadcom, Inc.	197	50,093
Brooks Automation, Inc.	32	838
Cabot Microelectronics Corp.	11	1,049
CEVA, Inc. (a)	21	464
Cirrus Logic, Inc. (a)	84	2,787
Cohu, Inc.	44	707
Cree, Inc. (a) (b)	83	3,550
Cypress Semiconductor Corp.	304	3,867
Diodes, Inc. (a)	54	1,742
DSP Group, Inc. (a)	59	661
First Solar, Inc. (a)	178	7,557
Integrated Device Technology, Inc. (a)	59	2,857
Intel Corp.	3,837	180,070
KLA-Tencor Corp.	74	6,622
Kopin Corp. (a) (b)	107	107
Kulicke & Soffa Industries, Inc.	86	1,743
Lam Research Corp.	90	12,255
Microchip Technology, Inc. (b)	92	6,617
Micron Technology, Inc. (a)	1,307	41,471
MKS Instruments, Inc.	48	3,101

See accompanying notes to financial statements.
46

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Monolithic Power Systems, Inc.	8	$ 930
Nanometrics, Inc. (a)	26	711
NVIDIA Corp.	121	16,154
Photronics, Inc. (a)	324	3,136
Power Integrations, Inc.	28	1,707
Qorvo, Inc. (a)	103	6,255
QUALCOMM, Inc. (b)	1,453	82,690
Rudolph Technologies, Inc. (a)	53	1,085
Semtech Corp. (a)	30	1,376
Silicon Laboratories, Inc. (a)	30	2,364
Skyworks Solutions, Inc.	105	7,037
Synaptics, Inc. (a) (b)	49	1,823
Teradyne, Inc.	122	3,828
Texas Instruments, Inc.	440	41,580
Veeco Instruments, Inc. (a)	126	934
Versum Materials, Inc.	37	1,026
Xilinx, Inc.	115	9,795
Xperi Corp.	107	1,968
		555,387
SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	77	2,131
Adobe, Inc. (a)	161	36,425
Agilysys, Inc. (a)	27	387
ANSYS, Inc. (a)	31	4,431
Autodesk, Inc. (a)	43	5,530
Blackbaud, Inc.	19	1,195
Bottomline Technologies DE, Inc. (a)	17	816
Cadence Design Systems, Inc. (a)	131	5,696
CDK Global, Inc.	55	2,633
Citrix Systems, Inc.	75	7,684
CommVault Systems, Inc. (a)	22	1,300
Ebix, Inc. (b)	18	766
Fair Isaac Corp. (a)	6	1,122
Fortinet, Inc. (a)	54	3,803
Intuit, Inc.	49	9,646
j2 Global, Inc.	41	2,845
LivePerson, Inc. (a)	19	358
LogMeIn, Inc.	12	979
Manhattan Associates, Inc. (a)	30	1,271
Microsoft Corp.	3,030	307,757
MicroStrategy, Inc. Class A (a)	9	1,150
Monotype Imaging Holdings, Inc.	49	760
OneSpan, Inc. (a)	74	958
Oracle Corp.	2,686	121,273
Progress Software Corp.	17	603
PTC, Inc. (a)	35	2,902
Red Hat, Inc. (a)	58	10,187
salesforce.com, Inc. (a)	148	20,272
Symantec Corp.	497	9,391
Synopsys, Inc. (a)	68	5,728
Teradata Corp. (a)	102	3,913
TiVo Corp.	139	1,308
Tyler Technologies, Inc. (a)	13	2,416
		577,636
Security Description	Shares	Value
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	91	$ 3,827
Abercrombie & Fitch Co. Class A	215	4,311
Advance Auto Parts, Inc.	86	13,542
American Eagle Outfitters, Inc.	240	4,639
Asbury Automotive Group, Inc. (a)	80	5,333
Ascena Retail Group, Inc. (a)	675	1,694
AutoNation, Inc. (a)	281	10,032
AutoZone, Inc. (a)	25	20,958
Barnes & Noble Education, Inc. (a)	138	553
Barnes & Noble, Inc.	226	1,602
Bed Bath & Beyond, Inc. (b)	548	6,203
Best Buy Co., Inc.	475	25,156
Buckle, Inc. (b)	74	1,431
Caleres, Inc.	84	2,338
CarMax, Inc. (a) (b)	199	12,483
Cato Corp. Class A	65	928
Chico's FAS, Inc.	280	1,574
Children's Place, Inc. (b)	15	1,351
Dick's Sporting Goods, Inc. (b)	299	9,329
DSW, Inc. Class A	267	6,595
Express, Inc. (a) (b)	291	1,487
Five Below, Inc. (a)	27	2,763
Foot Locker, Inc.	229	12,183
Francesca's Holdings Corp. (a) (b)	192	186
GameStop Corp. Class A	398	5,023
Gap, Inc.	935	24,086
Genesco, Inc. (a)	78	3,455
Group 1 Automotive, Inc.	74	3,901
Guess?, Inc.	222	4,611
Haverty Furniture Cos., Inc.	74	1,390
Hibbett Sports, Inc. (a) (b)	31	443
Home Depot, Inc.	682	117,181
Kirkland's, Inc. (a)	42	400
L Brands, Inc. (b)	925	23,745
Lithia Motors, Inc. Class A (b)	104	7,938
Lowe's Cos., Inc.	679	62,712
MarineMax, Inc. (a)	53	970
Michaels Cos., Inc. (a) (b)	459	6,215
Monro, Inc. (b)	22	1,513
Murphy USA, Inc. (a)	117	8,967
Office Depot, Inc.	2,167	5,591
O'Reilly Automotive, Inc. (a)	49	16,872
Rent-A-Center, Inc. (a)	224	3,627
RH (a)	25	2,996
Ross Stores, Inc.	173	14,394
Sally Beauty Holdings, Inc. (a) (b)	235	4,007
Signet Jewelers, Ltd. (b)	203	6,449
Sleep Number Corp. (a)	39	1,237
Sonic Automotive, Inc. Class A (b)	103	1,417
Tailored Brands, Inc. (b)	195	2,660
Tiffany & Co.	89	7,165
TJX Cos., Inc.	768	34,360
Tractor Supply Co.	116	9,679
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38	9,304
Urban Outfitters, Inc. (a)	108	3,586

See accompanying notes to financial statements.
47

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vitamin Shoppe, Inc. (a)	42	$ 199
Williams-Sonoma, Inc. (b)	156	7,870
Zumiez, Inc. (a) (b)	31	594
		555,055
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	2,858	450,821
Diebold Nixdorf, Inc. (b)	150	373
Electronics For Imaging, Inc. (a)	97	2,406
Hewlett Packard Enterprise Co.	2,878	38,018
HP, Inc.	3,095	63,324
NCR Corp. (a) (b)	354	8,170
NetApp, Inc.	119	7,101
Seagate Technology PLC	392	15,127
Western Digital Corp.	376	13,901
Xerox Corp.	868	17,152
		616,393
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	60	4,897
Crocs, Inc. (a)	45	1,169
Deckers Outdoor Corp. (a)	29	3,710
Fossil Group, Inc. (a) (b)	178	2,800
G-III Apparel Group, Ltd. (a)	64	1,785
Hanesbrands, Inc. (b)	424	5,313
Michael Kors Holdings, Ltd. (a)	173	6,560
Movado Group, Inc.	26	822
NIKE, Inc. Class B	587	43,520
Oxford Industries, Inc.	20	1,421
PVH Corp.	64	5,949
Ralph Lauren Corp.	108	11,174
Skechers U.S.A., Inc. Class A (a)	124	2,838
Steven Madden, Ltd.	76	2,300
Tapestry, Inc.	193	6,514
Under Armour, Inc. Class A (a)	86	1,520
Under Armour, Inc. Class C (a) (b)	86	1,391
Unifi, Inc. (a)	26	594
VF Corp.	266	18,976
Wolverine World Wide, Inc.	90	2,870
		126,123
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	55	1,385
Dime Community Bancshares, Inc.	87	1,477
New York Community Bancorp, Inc. (b)	1,166	10,972
Northwest Bancshares, Inc.	140	2,371
Oritani Financial Corp.	65	959
Provident Financial Services, Inc.	138	3,330
TrustCo Bank Corp. NY	243	1,667
Walker & Dunlop, Inc.	71	3,071
Washington Federal, Inc.	144	3,846
		29,078
TOBACCO — 0.7%
Altria Group, Inc.	1,629	80,456
Philip Morris International, Inc.	1,034	69,030
Security Description	Shares	Value
Universal Corp.	98	$ 5,307
		154,793
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	37	1,996
DXP Enterprises, Inc. (a)	44	1,225
Fastenal Co. (b)	132	6,902
GATX Corp. (b)	74	5,240
Kaman Corp.	34	1,907
MSC Industrial Direct Co., Inc. Class A	52	4,000
NOW, Inc. (a)	424	4,935
United Rentals, Inc. (a)	96	9,843
Veritiv Corp. (a)	23	574
W.W. Grainger, Inc.	38	10,730
Watsco, Inc.	29	4,035
		51,387
WATER UTILITIES — 0.1%
American States Water Co.	36	2,413
American Water Works Co., Inc.	118	10,711
Aqua America, Inc.	109	3,727
		16,851
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	70	928
Telephone & Data Systems, Inc.	360	11,715
		12,643
TOTAL COMMON STOCKS (Cost $26,504,252)		22,903,372
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e) (Cost $124)	65	130
TOTAL RIGHTS (Cost $124)		130
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	13,621	13,621
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	50,177	50,177
TOTAL SHORT-TERM INVESTMENTS (Cost $63,798)		63,798
TOTAL INVESTMENTS — 100.1% (Cost $26,568,174)		22,967,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(21,605)
NET ASSETS — 100.0%		$ 22,945,695

See accompanying notes to financial statements.
48

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $130 representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,903,372	$ —	$—	$22,903,372
Rights	—	130	—	130
Short-Term Investments	63,798	—	—	63,798
TOTAL INVESTMENTS	$22,967,170	$130	$—	$22,967,300
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	190	$17,687	$ 13,851	$ 2,841	$93	$(8,734)	318	$20,056	$ 299	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,982	3,982	655,278	645,639	—	—	13,621	13,621	210	—
State Street Navigator Securities Lending Government Money Market Portfolio	56,359	56,359	442,186	448,368	—	—	50,177	50,177	506	—
Total		$78,028	$1,111,315	$1,096,848	$93	$(8,734)		$83,854	$1,015	$—
See accompanying notes to financial statements.
49

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.	107	$ 3,995
Aerojet Rocketdyne Holdings, Inc. (a)	168	5,919
Aerovironment, Inc. (a)	68	4,621
Arconic, Inc.	49	826
Axon Enterprise, Inc. (a)	191	8,356
Boeing Co.	1,540	496,650
Cubic Corp.	68	3,654
Curtiss-Wright Corp.	76	7,761
Engility Holdings, Inc. (a)	11	313
General Dynamics Corp.	206	32,385
Harris Corp.	241	32,451
Huntington Ingalls Industries, Inc.	47	8,945
L3 Technologies, Inc.	135	23,444
Lockheed Martin Corp.	387	101,332
Mercury Systems, Inc. (a)	14	662
Moog, Inc. Class A	41	3,177
Northrop Grumman Corp.	215	52,653
Raytheon Co.	493	75,602
Teledyne Technologies, Inc. (a)	104	21,535
Textron, Inc.	617	28,376
TransDigm Group, Inc. (a)	118	40,127
United Technologies Corp.	1,540	163,979
		1,116,763
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	51	2,152
C.H. Robinson Worldwide, Inc.	342	28,759
Echo Global Logistics, Inc. (a)	93	1,891
Expeditors International of Washington, Inc.	395	26,896
FedEx Corp.	301	48,560
Forward Air Corp.	24	1,316
Hub Group, Inc. Class A (a)	48	1,779
United Parcel Service, Inc. Class B	628	61,249
		172,602
AIRLINES — 0.5%
Alaska Air Group, Inc.	131	7,971
Allegiant Travel Co.	1	100
American Airlines Group, Inc.	40	1,284
Delta Air Lines, Inc.	1,191	59,431
Hawaiian Holdings, Inc.	29	766
JetBlue Airways Corp. (a)	182	2,923
SkyWest, Inc.	143	6,359
Southwest Airlines Co.	891	41,414
United Continental Holdings, Inc. (a)	698	58,444
		178,692
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	33	366
Aptiv PLC	196	12,068
BorgWarner, Inc.	96	3,335
Cooper-Standard Holdings, Inc. (a)	26	1,615
Dana, Inc.	41	559
Security Description	Shares	Value
Delphi Technologies PLC	79	$ 1,131
Dorman Products, Inc. (a)	27	2,430
Fox Factory Holding Corp. (a)	75	4,415
Garrett Motion, Inc. (a) (b)	90	1,111
Gentex Corp.	377	7,619
Gentherm, Inc. (a)	69	2,759
LCI Industries	7	468
Superior Industries International, Inc.	10	48
		37,924
AUTOMOBILES — 0.0% (c)
Ford Motor Co.	322	2,463
General Motors Co.	108	3,613
Harley-Davidson, Inc.	23	785
Thor Industries, Inc.	23	1,196
Winnebago Industries, Inc.	91	2,203
		10,260
BANKS — 3.8%
Ameris Bancorp	89	2,819
Associated Banc-Corp.	179	3,542
Banc of California, Inc.	47	626
BancorpSouth Bank	66	1,725
Bank of America Corp.	11,472	282,670
Bank of Hawaii Corp.	43	2,895
Bank OZK	129	2,945
BB&T Corp.	574	24,866
Brookline Bancorp, Inc.	211	2,916
Cathay General Bancorp	118	3,957
Chemical Financial Corp.	64	2,343
Citigroup, Inc.	1,450	75,487
Citizens Financial Group, Inc.	432	12,843
City Holding Co.	19	1,284
Columbia Banking System, Inc.	57	2,069
Comerica, Inc.	296	20,332
Commerce Bancshares, Inc.	186	10,485
Community Bank System, Inc.	83	4,839
Cullen/Frost Bankers, Inc.	79	6,947
CVB Financial Corp.	79	1,598
East West Bancorp, Inc.	107	4,658
Fifth Third Bancorp	384	9,036
First BanCorp	503	4,326
First Commonwealth Financial Corp.	238	2,875
First Financial Bancorp	234	5,551
First Financial Bankshares, Inc. (b)	126	7,269
First Horizon National Corp.	316	4,159
First Midwest Bancorp, Inc.	205	4,061
FNB Corp.	341	3,355
Glacier Bancorp, Inc.	129	5,111
Great Western Bancorp, Inc.	96	3,000
Hancock Whitney Corp.	79	2,737
Heritage Financial Corp.	71	2,110
Huntington Bancshares, Inc.	1,501	17,892
Independent Bank Corp. (Massachusetts)	42	2,953
International Bancshares Corp.	129	4,438
JPMorgan Chase & Co.	5,258	513,286
KeyCorp	1,539	22,746

See accompanying notes to financial statements.
50

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LegacyTexas Financial Group, Inc.	59	$ 1,893
M&T Bank Corp.	106	15,172
MB Financial, Inc.	62	2,457
Old National Bancorp	268	4,127
PacWest Bancorp	156	5,192
People's United Financial, Inc.	154	2,222
Pinnacle Financial Partners, Inc.	9	415
PNC Financial Services Group, Inc.	344	40,217
Prosperity Bancshares, Inc. (b)	120	7,476
Regions Financial Corp.	2,150	28,767
S&T Bancorp, Inc.	26	984
Seacoast Banking Corp. of Florida (a)	139	3,617
ServisFirst Bancshares, Inc. (b)	99	3,155
Signature Bank	26	2,673
Simmons First National Corp. Class A	141	3,402
Sterling Bancorp	148	2,443
SunTrust Banks, Inc.	721	36,367
SVB Financial Group (a)	145	27,538
Synovus Financial Corp.	68	2,175
TCF Financial Corp.	497	9,687
Texas Capital Bancshares, Inc. (a)	21	1,073
Tompkins Financial Corp.	23	1,725
Trustmark Corp.	70	1,990
UMB Financial Corp.	19	1,158
Umpqua Holdings Corp.	236	3,752
United Bankshares, Inc. (b)	170	5,289
United Community Banks, Inc.	49	1,052
US Bancorp	897	40,993
Valley National Bancorp (b)	490	4,351
Webster Financial Corp.	114	5,619
Wells Fargo & Co.	1,785	82,253
Wintrust Financial Corp.	61	4,056
Zions Bancorp (b)	335	13,648
		1,453,689
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a) (b)	31	7,466
Brown-Forman Corp. Class B	264	12,561
Coca-Cola Co.	3,467	164,162
Constellation Brands, Inc. Class A	97	15,600
MGP Ingredients, Inc. (b)	50	2,852
Monster Beverage Corp. (a)	295	14,520
PepsiCo, Inc.	1,514	167,267
		384,428
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	1,870	172,395
Acorda Therapeutics, Inc. (a)	173	2,695
Alexion Pharmaceuticals, Inc. (a)	385	37,484
Amgen, Inc.	1,332	259,300
Biogen, Inc. (a)	315	94,790
Celgene Corp. (a)	174	11,152
Emergent BioSolutions, Inc. (a)	127	7,529
Enanta Pharmaceuticals, Inc. (a)	54	3,825
Gilead Sciences, Inc.	1,387	86,757
Ligand Pharmaceuticals, Inc. (a) (b)	69	9,363
Momenta Pharmaceuticals, Inc. (a)	201	2,219
Security Description	Shares	Value
Myriad Genetics, Inc. (a)	224	$ 6,512
Regeneron Pharmaceuticals, Inc. (a)	57	21,289
REGENXBIO, Inc. (a)	99	4,153
Repligen Corp. (a) (b)	115	6,065
Spectrum Pharmaceuticals, Inc. (a) (b)	8	70
United Therapeutics Corp. (a)	31	3,376
Vanda Pharmaceuticals, Inc. (a)	151	3,946
Vertex Pharmaceuticals, Inc. (a)	568	94,123
		827,043
BUILDING PRODUCTS — 0.2%
AAON, Inc. (b)	76	2,665
Allegion PLC	133	10,602
American Woodmark Corp. (a)	48	2,673
AO Smith Corp.	36	1,537
Apogee Enterprises, Inc.	38	1,134
Fortune Brands Home & Security, Inc.	87	3,305
Gibraltar Industries, Inc. (a)	38	1,352
Griffon Corp.	58	606
Johnson Controls International PLC	76	2,253
Lennox International, Inc.	68	14,883
Masco Corp.	76	2,222
Patrick Industries, Inc. (a)	56	1,658
PGT Innovations, Inc. (a)	177	2,806
Quanex Building Products Corp.	129	1,753
Resideo Technologies, Inc. (a)	233	4,788
Simpson Manufacturing Co., Inc.	122	6,604
Trex Co., Inc. (a)	170	10,091
Universal Forest Products, Inc.	26	675
		71,607
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	6	585
Ameriprise Financial, Inc.	58	6,053
Bank of New York Mellon Corp.	681	32,055
BlackRock, Inc.	91	35,747
Blucora, Inc. (a)	129	3,437
Cboe Global Markets, Inc.	9	880
Charles Schwab Corp.	1,683	69,895
CME Group, Inc.	788	148,239
E*TRADE Financial Corp.	492	21,589
Eaton Vance Corp.	159	5,594
Evercore, Inc. Class A	113	8,086
FactSet Research Systems, Inc.	87	17,411
Federated Investors, Inc. Class B	27	717
Franklin Resources, Inc. (b)	112	3,322
Goldman Sachs Group, Inc.	145	24,222
Interactive Brokers Group, Inc. Class A	68	3,716
Intercontinental Exchange, Inc.	897	67,571
Invesco, Ltd.	40	670
Investment Technology Group, Inc.	31	937
Janus Henderson Group PLC	87	1,803
Legg Mason, Inc.	7	179
MarketAxess Holdings, Inc.	24	5,071
Moody's Corp.	316	44,253
Morgan Stanley	546	21,649
MSCI, Inc.	268	39,511

See accompanying notes to financial statements.
51

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	254	$ 20,719
Northern Trust Corp.	313	26,164
Piper Jaffray Cos.	48	3,160
Raymond James Financial, Inc.	177	13,171
S&P Global, Inc.	518	88,029
SEI Investments Co.	54	2,495
State Street Corp. (d)	93	5,865
Stifel Financial Corp.	96	3,976
T Rowe Price Group, Inc.	461	42,559
Virtus Investment Partners, Inc.	31	2,462
Waddell & Reed Financial, Inc. Class A (b)	113	2,043
WisdomTree Investments, Inc.	14	93
		773,928
CHEMICALS — 1.4%
AdvanSix, Inc. (a)	84	2,045
Air Products & Chemicals, Inc.	271	43,373
Albemarle Corp. (b)	16	1,233
American Vanguard Corp.	31	471
Ashland Global Holdings, Inc.	124	8,799
Balchem Corp.	77	6,033
Cabot Corp.	124	5,325
CF Industries Holdings, Inc.	694	30,196
Chemours Co.	84	2,370
DowDuPont, Inc.	570	30,484
Eastman Chemical Co.	175	12,794
Ecolab, Inc.	524	77,211
FMC Corp.	56	4,142
HB Fuller Co.	30	1,280
Ingevity Corp. (a)	115	9,624
Innophos Holdings, Inc.	33	809
Innospec, Inc.	63	3,891
International Flavors & Fragrances, Inc.	38	5,102
Koppers Holdings, Inc. (a)	49	835
Kraton Corp. (a)	82	1,791
Linde PLC	769	119,995
LyondellBasell Industries NV Class A	289	24,033
Minerals Technologies, Inc.	50	2,567
Mosaic Co.	1,022	29,853
Olin Corp.	133	2,675
PolyOne Corp.	48	1,373
PPG Industries, Inc.	99	10,121
Quaker Chemical Corp.	15	2,666
Rayonier Advanced Materials, Inc. (b)	128	1,363
RPM International, Inc.	227	13,343
Scotts Miracle-Gro Co. (b)	10	615
Sensient Technologies Corp.	40	2,234
Sherwin-Williams Co.	142	55,871
Stepan Co.	23	1,702
Tredegar Corp.	26	412
Valvoline, Inc.	47	909
		517,540
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	7	225
Brady Corp. Class A	80	3,477
Security Description	Shares	Value
Brink's Co.	55	$ 3,556
Cintas Corp.	205	34,438
Clean Harbors, Inc. (a)	121	5,971
Copart, Inc. (a)	555	26,518
Deluxe Corp.	68	2,614
Healthcare Services Group, Inc. (b)	23	924
Herman Miller, Inc.	115	3,479
HNI Corp.	126	4,464
Interface, Inc.	120	1,710
Matthews International Corp. Class A	38	1,543
Mobile Mini, Inc.	132	4,191
MSA Safety, Inc.	65	6,127
Republic Services, Inc.	302	21,771
Rollins, Inc.	402	14,512
Tetra Tech, Inc.	129	6,678
UniFirst Corp.	38	5,437
US Ecology, Inc.	22	1,386
Viad Corp.	42	2,104
Waste Management, Inc.	539	47,966
		199,091
COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	68	730
Arista Networks, Inc. (a)	124	26,127
Black Box Corp. (a)	11	12
CalAmp Corp. (a)	163	2,121
Ciena Corp. (a)	411	13,937
Cisco Systems, Inc.	13,088	567,103
Comtech Telecommunications Corp.	73	1,777
F5 Networks, Inc. (a)	170	27,545
InterDigital, Inc.	33	2,192
Juniper Networks, Inc.	709	19,079
Lumentum Holdings, Inc. (a) (b)	30	1,260
Motorola Solutions, Inc.	468	53,839
NETGEAR, Inc. (a)	75	3,902
Plantronics, Inc.	115	3,807
ViaSat, Inc. (a) (b)	57	3,360
Viavi Solutions, Inc. (a)	246	2,472
		729,263
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	82	2,173
Aegion Corp. (a)	42	686
Arcosa, Inc. (a)	77	2,132
Comfort Systems USA, Inc.	120	5,242
Dycom Industries, Inc. (a)	31	1,675
EMCOR Group, Inc.	24	1,433
Fluor Corp.	360	11,592
Granite Construction, Inc.	72	2,900
Jacobs Engineering Group, Inc.	241	14,089
KBR, Inc.	271	4,114
MYR Group, Inc. (a)	1	28
Orion Group Holdings, Inc. (a)	35	150
Quanta Services, Inc.	113	3,401
Valmont Industries, Inc.	15	1,664
		51,279

See accompanying notes to financial statements.
52

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	4	$ 244
Martin Marietta Materials, Inc. (b)	5	859
Vulcan Materials Co.	33	3,261
		4,364
CONSUMER FINANCE — 0.5%
American Express Co.	988	94,176
Capital One Financial Corp.	512	38,702
Discover Financial Services	586	34,562
Enova International, Inc. (a)	132	2,569
FirstCash, Inc.	105	7,597
Green Dot Corp. Class A (a)	150	11,928
PRA Group, Inc. (a) (b)	19	463
SLM Corp. (a)	456	3,789
Synchrony Financial	280	6,569
		200,355
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	111	10,442
Avery Dennison Corp.	79	7,097
Ball Corp.	311	14,300
Bemis Co., Inc.	96	4,406
Greif, Inc. Class A	14	520
International Paper Co.	101	4,076
Myers Industries, Inc.	31	468
Owens-Illinois, Inc. (a)	166	2,862
Packaging Corp. of America	38	3,171
Sealed Air Corp.	71	2,474
Sonoco Products Co.	162	8,607
WestRock Co.	83	3,134
		61,557
DISTRIBUTORS — 0.1%
Genuine Parts Co.	237	22,757
LKQ Corp. (a)	147	3,488
Pool Corp.	113	16,798
		43,043
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	187	8,849
Career Education Corp. (a)	225	2,570
H&R Block, Inc. (b)	254	6,444
Regis Corp. (a)	19	322
Service Corp. International	401	16,144
Sotheby's (a) (b)	72	2,861
Strategic Education, Inc.	59	6,692
Weight Watchers International, Inc. (a)	118	4,549
		48,431
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	3,071	627,037
Jefferies Financial Group, Inc.	106	1,840
		628,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	6,577	187,708
Security Description	Shares	Value
CenturyLink, Inc.	1,956	$ 29,633
Cincinnati Bell, Inc. (a)	19	148
Cogent Communications Holdings, Inc.	107	4,837
Iridium Communications, Inc. (a) (b)	295	5,443
Verizon Communications, Inc.	7,144	401,636
Vonage Holdings Corp. (a)	692	6,041
		635,446
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	66	5,030
Alliant Energy Corp.	173	7,309
American Electric Power Co., Inc.	285	21,301
Duke Energy Corp.	293	25,286
Edison International	27	1,533
El Paso Electric Co.	34	1,704
Entergy Corp.	104	8,951
Evergy, Inc.	290	16,463
Eversource Energy	241	15,675
Exelon Corp.	1,352	60,975
FirstEnergy Corp.	841	31,580
Hawaiian Electric Industries, Inc.	80	2,930
IDACORP, Inc.	73	6,793
NextEra Energy, Inc.	660	114,721
OGE Energy Corp.	163	6,388
Pinnacle West Capital Corp.	28	2,386
PNM Resources, Inc.	76	3,123
PPL Corp.	79	2,238
Southern Co.	84	3,689
Xcel Energy, Inc.	299	14,732
		352,807
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	1	115
AMETEK, Inc.	426	28,840
Eaton Corp. PLC	607	41,677
Emerson Electric Co.	1,294	77,316
Encore Wire Corp.	23	1,154
EnerSys	51	3,958
Hubbell, Inc.	68	6,755
nVent Electric PLC	147	3,302
Regal Beloit Corp.	35	2,452
Rockwell Automation, Inc.	50	7,524
Vicor Corp. (a)	56	2,116
		175,209
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	371	30,058
Arrow Electronics, Inc. (a)	33	2,275
Avnet, Inc.	204	7,364
Badger Meter, Inc.	48	2,362
Belden, Inc. (b)	58	2,423
Cognex Corp.	82	3,171
Coherent, Inc. (a) (b)	8	846
Corning, Inc.	1,401	42,324
CTS Corp.	48	1,243
Daktronics, Inc.	23	170

See accompanying notes to financial statements.
53

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Electro Scientific Industries, Inc. (a)	10	$ 300
ePlus, Inc. (a)	19	1,352
Fabrinet (a)	91	4,669
FARO Technologies, Inc. (a)	33	1,341
FLIR Systems, Inc.	393	17,111
II-VI, Inc. (a)	140	4,544
Insight Enterprises, Inc. (a)	84	3,423
IPG Photonics Corp. (a)	3	340
Itron, Inc. (a)	2	95
Jabil, Inc.	68	1,686
KEMET Corp.	5	88
Keysight Technologies, Inc. (a)	528	32,778
Littelfuse, Inc.	10	1,715
MTS Systems Corp.	10	401
National Instruments Corp.	133	6,036
Plexus Corp. (a)	57	2,912
Rogers Corp. (a)	8	793
Sanmina Corp. (a)	66	1,588
SYNNEX Corp.	41	3,314
TE Connectivity, Ltd.	201	15,202
Tech Data Corp. (a)	10	818
Trimble, Inc. (a)	267	8,787
TTM Technologies, Inc. (a)	114	1,109
Vishay Intertechnology, Inc. (b)	33	594
Zebra Technologies Corp. Class A (a)	154	24,521
		227,753
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	125	3,385
Baker Hughes a GE Co.	583	12,535
CARBO Ceramics, Inc. (a) (b)	42	146
Core Laboratories NV	84	5,011
Diamond Offshore Drilling, Inc. (a) (b)	227	2,143
Dril-Quip, Inc. (a)	76	2,282
Ensco PLC Class A (b)	1,375	4,895
Era Group, Inc. (a)	10	87
Exterran Corp. (a)	56	991
Geospace Technologies Corp. (a)	9	93
Gulf Island Fabrication, Inc.	11	79
Halliburton Co.	363	9,649
Helix Energy Solutions Group, Inc. (a)	351	1,899
Helmerich & Payne, Inc.	282	13,519
KLX Energy Services Holdings, Inc. (a)	65	1,524
Matrix Service Co. (a)	10	179
National Oilwell Varco, Inc.	787	20,226
Newpark Resources, Inc. (a)	148	1,017
Noble Corp. PLC (a)	870	2,279
Oceaneering International, Inc. (a)	252	3,049
Oil States International, Inc. (a)	164	2,342
Pioneer Energy Services Corp. (a)	84	103
Rowan Cos. PLC Class A (a)	381	3,197
Schlumberger, Ltd.	798	28,792
SEACOR Holdings, Inc. (a)	10	370
Superior Energy Services, Inc. (a)	22	74
TechnipFMC PLC	787	15,410
TETRA Technologies, Inc. (a)	100	168
Security Description	Shares	Value
Transocean, Ltd. (a) (b)	1,025	$ 7,114
Unit Corp. (a)	68	971
		143,529
ENTERTAINMENT — 2.9%
Activision Blizzard, Inc.	1,664	77,492
Cinemark Holdings, Inc.	178	6,372
Electronic Arts, Inc. (a)	226	17,834
Live Nation Entertainment, Inc. (a)	324	15,957
Netflix, Inc. (a)	1,399	374,456
Take-Two Interactive Software, Inc. (a)	234	24,088
Twenty-First Century Fox, Inc. Class A	3,212	154,561
Twenty-First Century Fox, Inc. Class B	1,529	73,056
Viacom, Inc. Class B	1,018	26,163
Walt Disney Co.	3,061	335,639
World Wrestling Entertainment, Inc. Class A	140	10,461
		1,116,079
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Agree Realty Corp. REIT	19	1,123
Alexander & Baldwin, Inc.	48	882
Alexandria Real Estate Equities, Inc. REIT	132	15,212
American Assets Trust, Inc. REIT	26	1,044
American Campus Communities, Inc. REIT	56	2,318
American Tower Corp. REIT	399	63,118
Apartment Investment & Management Co. Class A REIT	140	6,143
AvalonBay Communities, Inc. REIT	125	21,756
Boston Properties, Inc. REIT	190	21,384
Camden Property Trust REIT	97	8,541
CareTrust REIT, Inc.	42	775
Cedar Realty Trust, Inc. REIT	236	741
Chesapeake Lodging Trust REIT	178	4,334
CoreSite Realty Corp. REIT	42	3,664
Cousins Properties, Inc. REIT	523	4,132
Crown Castle International Corp. REIT	512	55,619
CyrusOne, Inc. REIT	76	4,019
DiamondRock Hospitality Co. REIT	132	1,199
Digital Realty Trust, Inc. REIT	124	13,212
Douglas Emmett, Inc. REIT	82	2,799
Duke Realty Corp. REIT	474	12,277
Easterly Government Properties, Inc. REIT	79	1,239
EastGroup Properties, Inc. REIT	49	4,495
EPR Properties REIT	91	5,827
Equinix, Inc. REIT	34	11,987
Equity Residential REIT	274	18,087
Essex Property Trust, Inc. REIT	31	7,601
Extra Space Storage, Inc. REIT	177	16,015
Federal Realty Investment Trust REIT	92	10,860
First Industrial Realty Trust, Inc. REIT	177	5,108
Four Corners Property Trust, Inc. REIT	64	1,677
Getty Realty Corp. REIT	58	1,706
Government Properties Income Trust REIT (b)	10	69
HCP, Inc. REIT	580	16,199

See accompanying notes to financial statements.
54

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	35	$ 995
Highwoods Properties, Inc. REIT	68	2,631
Hospitality Properties Trust REIT	204	4,872
Host Hotels & Resorts, Inc. REIT	1,038	17,303
Iron Mountain, Inc. REIT	71	2,301
JBG SMITH Properties REIT	164	5,709
Kilroy Realty Corp. REIT	91	5,722
Kimco Realty Corp. REIT	57	835
Kite Realty Group Trust REIT	35	493
Lamar Advertising Co. Class A REIT	152	10,515
Lexington Realty Trust REIT	197	1,617
Liberty Property Trust REIT	173	7,245
Life Storage, Inc. REIT	96	8,927
Macerich Co. REIT	133	5,756
Mack-Cali Realty Corp. REIT	105	2,057
Medical Properties Trust, Inc. REIT	731	11,754
Mid-America Apartment Communities, Inc. REIT	79	7,560
National Retail Properties, Inc. REIT	278	13,486
National Storage Affiliates Trust REIT	148	3,916
Omega Healthcare Investors, Inc. REIT	411	14,447
Pennsylvania Real Estate Investment Trust (b)	9	53
PotlatchDeltic Corp. REIT	17	538
Prologis, Inc. REIT	777	45,625
PS Business Parks, Inc. REIT	16	2,096
Public Storage REIT	111	22,467
Rayonier, Inc. REIT	331	9,165
Realty Income Corp. REIT	406	25,594
Regency Centers Corp. REIT	209	12,264
Retail Opportunity Investments Corp. REIT	125	1,985
Sabra Health Care REIT, Inc.	442	7,284
Saul Centers, Inc. REIT	48	2,267
SBA Communications Corp. REIT (a)	85	13,761
Senior Housing Properties Trust REIT	204	2,391
Simon Property Group, Inc. REIT	586	98,442
SL Green Realty Corp. REIT	72	5,694
Summit Hotel Properties, Inc. REIT	56	545
Taubman Centers, Inc. REIT	98	4,458
UDR, Inc. REIT	330	13,075
Uniti Group, Inc. REIT (a) (b)	391	6,088
Universal Health Realty Income Trust REIT	48	2,946
Urban Edge Properties REIT	56	931
Urstadt Biddle Properties, Inc. Class A REIT	58	1,115
Ventas, Inc. REIT	100	5,859
Vornado Realty Trust REIT	115	7,133
Washington Prime Group, Inc. REIT (b)	23	112
Weingarten Realty Investors REIT	48	1,191
Welltower, Inc. REIT	275	19,088
Weyerhaeuser Co. REIT	187	4,088
		789,558
FOOD & STAPLES RETAILING — 1.8%
Andersons, Inc.	19	568
Casey's General Stores, Inc.	57	7,304
Costco Wholesale Corp.	1,263	257,286
Security Description	Shares	Value
Kroger Co.	2,165	$ 59,537
SpartanNash Co.	14	240
Sprouts Farmers Market, Inc. (a)	374	8,793
Sysco Corp.	1,142	71,558
United Natural Foods, Inc. (a)	8	85
Walmart, Inc.	2,022	188,349
Walgreens Boots Alliance, Inc.	1,137	77,691
		671,411
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	1,245	51,008
B&G Foods, Inc. (b)	47	1,359
Calavo Growers, Inc. (b)	58	4,232
Cal-Maine Foods, Inc. (b)	14	592
Conagra Brands, Inc.	290	6,194
Darling Ingredients, Inc. (a)	178	3,425
Flowers Foods, Inc.	164	3,029
General Mills, Inc.	65	2,531
Hain Celestial Group, Inc. (a)	38	603
Hershey Co.	76	8,146
Hormel Foods Corp. (b)	604	25,779
Ingredion, Inc.	11	1,005
J&J Snack Foods Corp.	31	4,482
J.M. Smucker Co.	55	5,142
John B Sanfilippo & Son, Inc.	1	56
Kellogg Co.	437	24,913
Kraft Heinz Co.	80	3,443
Lamb Weston Holdings, Inc.	350	25,746
Lancaster Colony Corp.	35	6,190
McCormick & Co., Inc. (b)	293	40,797
Mondelez International, Inc. Class A	1,570	62,847
Post Holdings, Inc. (a) (b)	126	11,230
Sanderson Farms, Inc.	26	2,581
Seneca Foods Corp. Class A (a)	35	988
Tootsie Roll Industries, Inc. (b)	35	1,169
Tyson Foods, Inc. Class A	24	1,282
		298,769
GAS UTILITIES — 0.1%
Atmos Energy Corp.	160	14,835
New Jersey Resources Corp.	128	5,846
Northwest Natural Holding Co.	19	1,149
ONE Gas, Inc.	41	3,264
South Jersey Industries, Inc. (b)	26	723
Southwest Gas Holdings, Inc.	29	2,218
Spire, Inc.	23	1,704
UGI Corp.	329	17,552
		47,291
HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Abbott Laboratories	4,477	323,821
ABIOMED, Inc. (a)	145	47,131
Align Technology, Inc. (a)	232	48,588
AngioDynamics, Inc. (a)	33	664
Avanos Medical, Inc. (a)	140	6,271
Baxter International, Inc.	941	61,937

See accompanying notes to financial statements.
55

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Becton Dickinson and Co.	542	$ 122,123
Boston Scientific Corp. (a)	3,530	124,750
Cantel Medical Corp.	15	1,117
CONMED Corp.	78	5,008
Cooper Cos., Inc.	85	21,632
CryoLife, Inc. (a)	106	3,008
Cutera, Inc. (a)	90	1,532
Danaher Corp.	1,167	120,341
DENTSPLY SIRONA, Inc.	26	967
Edwards Lifesciences Corp. (a)	638	97,722
Globus Medical, Inc. Class A (a)	222	9,608
Haemonetics Corp. (a)	166	16,608
Hill-Rom Holdings, Inc.	131	11,600
Hologic, Inc. (a)	336	13,810
ICU Medical, Inc. (a)	51	11,711
IDEXX Laboratories, Inc. (a)	250	46,505
Inogen, Inc. (a)	57	7,078
Integer Holdings Corp. (a)	91	6,940
Integra LifeSciences Holdings Corp. (a)	160	7,216
Intuitive Surgical, Inc. (a)	349	167,143
Lantheus Holdings, Inc. (a)	148	2,316
LivaNova PLC (a)	152	13,903
Masimo Corp. (a)	131	14,065
Medtronic PLC	2,780	252,869
Meridian Bioscience, Inc.	58	1,007
Merit Medical Systems, Inc. (a)	128	7,144
Natus Medical, Inc. (a)	22	749
Neogen Corp. (a)	106	6,042
NuVasive, Inc. (a)	106	5,253
OraSure Technologies, Inc. (a)	91	1,063
Orthofix Medical, Inc. (a)	51	2,677
ResMed, Inc.	376	42,815
STERIS PLC	176	18,806
Stryker Corp.	527	82,607
Surmodics, Inc. (a)	47	2,221
Tactile Systems Technology, Inc. (a)	51	2,323
Teleflex, Inc.	64	16,543
Varex Imaging Corp. (a)	82	1,942
Varian Medical Systems, Inc. (a)	113	12,804
West Pharmaceutical Services, Inc.	152	14,901
Zimmer Biomet Holdings, Inc.	251	26,034
		1,812,915
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Amedisys, Inc. (a)	94	11,008
AmerisourceBergen Corp.	330	24,552
AMN Healthcare Services, Inc. (a)	138	7,819
Anthem, Inc.	612	160,730
BioTelemetry, Inc. (a)	91	5,435
Cardinal Health, Inc.	107	4,772
Centene Corp. (a)	608	70,102
Chemed Corp.	48	13,597
Cigna Corp.	412	78,237
CVS Health Corp.	2,278	149,255
DaVita, Inc. (a)	201	10,343
Diplomat Pharmacy, Inc. (a) (b)	170	2,288
Security Description	Shares	Value
Encompass Health Corp.	290	$ 17,893
Ensign Group, Inc.	201	7,797
HCA Healthcare, Inc.	867	107,898
HealthEquity, Inc. (a) (b)	163	9,723
Henry Schein, Inc. (a)	189	14,840
Humana, Inc.	323	92,533
Laboratory Corp. of America Holdings (a)	161	20,344
LHC Group, Inc. (a)	99	9,294
Magellan Health, Inc. (a)	2	114
McKesson Corp.	57	6,297
MEDNAX, Inc. (a)	116	3,828
Molina Healthcare, Inc. (a)	187	21,733
Quest Diagnostics, Inc.	237	19,735
Quorum Health Corp. (a) (b)	9	26
Select Medical Holdings Corp. (a)	77	1,182
Tenet Healthcare Corp. (a)	260	4,456
Tivity Health, Inc. (a) (b)	96	2,382
UnitedHealth Group, Inc.	2,159	537,850
Universal Health Services, Inc. Class B	177	20,631
US Physical Therapy, Inc.	37	3,787
WellCare Health Plans, Inc. (a)	140	33,053
		1,473,534
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	185	1,783
Cerner Corp. (a)	107	5,611
Computer Programs & Systems, Inc.	10	251
HMS Holdings Corp. (a)	254	7,145
Medidata Solutions, Inc. (a)	48	3,236
Omnicell, Inc. (a)	119	7,288
Tabula Rasa HealthCare, Inc. (a) (b)	50	3,188
		28,502
HOTELS, RESTAURANTS & LEISURE — 1.6%
Belmond, Ltd. Class A (a)	267	6,683
BJ's Restaurants, Inc.	64	3,237
Boyd Gaming Corp.	246	5,112
Brinker International, Inc. (b)	146	6,421
Carnival Corp.	232	11,438
Cheesecake Factory, Inc. (b)	92	4,003
Chipotle Mexican Grill, Inc. (a)	75	32,384
Churchill Downs, Inc.	38	9,270
Cracker Barrel Old Country Store, Inc. (b)	24	3,837
Darden Restaurants, Inc.	342	34,152
Dave & Buster's Entertainment, Inc.	100	4,456
Dine Brands Global, Inc. (b)	66	4,444
Domino's Pizza, Inc.	125	30,999
Dunkin' Brands Group, Inc.	210	13,465
Eldorado Resorts, Inc. (a) (b)	209	7,568
Hilton Worldwide Holdings, Inc.	418	30,012
International Speedway Corp. Class A	71	3,114
Marriott International, Inc. Class A	404	43,858
Marriott Vacations Worldwide Corp.	3	212
McDonald's Corp.	699	124,121
MGM Resorts International	145	3,518
Norwegian Cruise Line Holdings, Ltd. (a)	184	7,800
Penn National Gaming, Inc. (a) (b)	252	4,745

See accompanying notes to financial statements.
56

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises, Ltd.	211	$ 20,634
Ruth's Hospitality Group, Inc.	126	2,864
Scientific Games Corp. Class A (a) (b)	156	2,789
Shake Shack, Inc. Class A (a)	72	3,270
Six Flags Entertainment Corp. (b)	131	7,288
Starbucks Corp.	1,341	86,360
Texas Roadhouse, Inc.	191	11,403
Wendy's Co.	386	6,025
Wingstop, Inc.	96	6,162
Wyndham Destinations, Inc.	66	2,365
Wyndham Hotels & Resorts, Inc.	48	2,178
Wynn Resorts, Ltd.	8	791
Yum! Brands, Inc.	653	60,024
		607,002
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	23	2,999
D.R. Horton, Inc.	141	4,887
Ethan Allen Interiors, Inc.	48	844
Garmin, Ltd.	262	16,590
Helen of Troy, Ltd. (a)	71	9,314
Installed Building Products, Inc. (a)	33	1,112
iRobot Corp. (a) (b)	84	7,034
KB Home	7	134
La-Z-Boy, Inc.	47	1,302
Leggett & Platt, Inc. (b)	38	1,362
Lennar Corp. Class A	24	940
LGI Homes, Inc. (a)	1	45
M/I Homes, Inc. (a)	96	2,018
MDC Holdings, Inc.	38	1,068
Meritage Homes Corp. (a)	83	3,048
Mohawk Industries, Inc. (a)	17	1,988
PulteGroup, Inc.	21	546
Tempur Sealy International, Inc. (a)	38	1,573
Toll Brothers, Inc.	96	3,161
TopBuild Corp. (a)	4	180
TRI Pointe Group, Inc. (a) (b)	13	142
Tupperware Brands Corp.	68	2,147
Universal Electronics, Inc. (a)	9	227
Whirlpool Corp.	8	855
William Lyon Homes Class A (a)	149	1,593
		65,109
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. Class A (a)	82	2,563
Church & Dwight Co., Inc.	586	38,535
Clorox Co.	264	40,693
Colgate-Palmolive Co.	345	20,534
Energizer Holdings, Inc. (b)	188	8,488
Kimberly-Clark Corp.	372	42,386
Procter & Gamble Co.	1,435	131,905
WD-40 Co. (b)	42	7,697
		292,801
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	1,722	24,900
Security Description	Shares	Value
NRG Energy, Inc.	875	$ 34,650
		59,550
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	241	45,920
Carlisle Cos., Inc.	98	9,851
General Electric Co.	821	6,215
Honeywell International, Inc.	1,406	185,761
Raven Industries, Inc.	89	3,221
Roper Technologies, Inc.	180	47,973
		298,941
INSURANCE — 1.5%
Aflac, Inc.	1,206	54,945
Alleghany Corp.	26	16,206
Allstate Corp.	428	35,366
American Equity Investment Life Holding Co.	232	6,482
American Financial Group, Inc.	103	9,325
American International Group, Inc.	73	2,877
AMERISAFE, Inc.	58	3,288
Aon PLC	300	43,608
Arthur J Gallagher & Co.	353	26,016
Assurant, Inc.	44	3,935
Brighthouse Financial, Inc. (a)	10	305
Brown & Brown, Inc.	503	13,863
Chubb, Ltd.	108	13,951
Cincinnati Financial Corp.	237	18,349
CNO Financial Group, Inc.	48	714
eHealth, Inc. (a)	42	1,614
Employers Holdings, Inc.	41	1,721
Everest Re Group, Ltd.	10	2,178
First American Financial Corp.	45	2,009
Genworth Financial, Inc. Class A (a)	1,475	6,873
Hanover Insurance Group, Inc.	115	13,429
Hartford Financial Services Group, Inc.	147	6,534
Horace Mann Educators Corp.	73	2,734
Kemper Corp.	135	8,961
Lincoln National Corp.	63	3,233
Loews Corp.	199	9,058
Marsh & McLennan Cos., Inc.	457	36,446
Mercury General Corp.	42	2,172
MetLife, Inc.	246	10,101
Old Republic International Corp.	483	9,935
Primerica, Inc.	91	8,892
Principal Financial Group, Inc.	26	1,148
ProAssurance Corp.	79	3,204
Progressive Corp.	1,680	101,354
Prudential Financial, Inc.	171	13,945
Reinsurance Group of America, Inc.	42	5,890
RLI Corp.	76	5,243
Safety Insurance Group, Inc.	23	1,882
Selective Insurance Group, Inc.	104	6,338
Stewart Information Services Corp.	82	3,395
Torchmark Corp.	96	7,155
Travelers Cos., Inc.	156	18,681
United Fire Group, Inc.	9	499

See accompanying notes to financial statements.
57

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	114	$ 4,323
Unum Group	22	646
Willis Towers Watson PLC	33	5,011
WR Berkley Corp.	183	13,525
		567,359
INTERACTIVE MEDIA & SERVICES — 3.5%
Alphabet, Inc. Class A (a)	522	545,469
Alphabet, Inc. Class C (a)	588	608,939
Cars.com, Inc. (a)	139	2,988
Facebook, Inc. Class (a)	596	78,130
QuinStreet, Inc. (a)	177	2,873
TripAdvisor, Inc. (a)	261	14,078
Twitter, Inc. (a)	1,956	56,215
		1,308,692
INTERNET & DIRECT MARKETING RETAIL — 5.5%
Amazon.com, Inc. (a)	1,332	2,000,624
Booking Holdings, Inc. (a)	43	74,064
eBay, Inc. (a)	77	2,161
Expedia Group, Inc.	127	14,307
Nutrisystem, Inc.	2	88
PetMed Express, Inc. (b)	9	209
Shutterfly, Inc. (a) (b)	145	5,838
Stamps.com, Inc. (a)	13	2,023
		2,099,314
IT SERVICES — 6.1%
Accenture PLC Class A	1,213	171,045
Akamai Technologies, Inc. (a)	447	27,303
Alliance Data Systems Corp.	61	9,155
Automatic Data Processing, Inc.	1,046	137,151
Broadridge Financial Solutions, Inc.	350	33,687
CACI International, Inc. Class A (a)	57	8,210
Cardtronics PLC Class A (a)	8	208
Cognizant Technology Solutions Corp. Class A	525	33,327
CoreLogic, Inc. (a)	131	4,378
CSG Systems International, Inc.	1	32
DXC Technology Co.	520	27,648
EVERTEC, Inc.	145	4,161
ExlService Holdings, Inc. (a)	48	2,526
Fidelity National Information Services, Inc.	623	63,889
Fiserv, Inc. (a)	901	66,214
FleetCor Technologies, Inc. (a)	225	41,787
Gartner, Inc. (a) (b)	187	23,906
Global Payments, Inc.	336	34,652
International Business Machines Corp.	677	76,955
Jack Henry & Associates, Inc.	223	28,214
Leidos Holdings, Inc.	241	12,706
LiveRamp Holdings, Inc. (a) (b)	248	9,580
ManTech International Corp. Class A	115	6,014
Mastercard, Inc. Class A	2,629	495,961
MAXIMUS, Inc.	37	2,408
Paychex, Inc.	646	42,087
PayPal Holdings, Inc. (a)	2,437	204,927
Security Description	Shares	Value
Perficient, Inc. (a)	106	$ 2,360
Perspecta, Inc.	14	241
Sabre Corp.	710	15,364
Science Applications International Corp.	84	5,351
Sykes Enterprises, Inc. (a)	23	569
Total System Services, Inc.	420	34,142
Travelport Worldwide, Ltd.	210	3,280
TTEC Holdings, Inc.	10	286
VeriSign, Inc. (a)	288	42,708
Virtusa Corp. (a)	97	4,131
Visa, Inc. Class A	4,534	598,216
Western Union Co.	258	4,401
WEX, Inc. (a)	134	18,768
		2,297,948
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	157	7,293
Callaway Golf Co.	301	4,605
Hasbro, Inc. (b)	202	16,413
Mattel, Inc. (a) (b)	482	4,815
Polaris Industries, Inc. (b)	5	383
Sturm Ruger & Co., Inc.	1	53
Vista Outdoor, Inc. (a)	2	23
		33,585
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	339	22,869
Bio-Rad Laboratories, Inc. Class A (a)	42	9,753
Bio-Techne Corp.	118	17,077
Cambrex Corp. (a)	24	906
Charles River Laboratories International, Inc. (a)	87	9,847
Illumina, Inc. (a)	472	141,567
IQVIA Holdings, Inc. (a)	307	35,664
Luminex Corp.	138	3,189
Mettler-Toledo International, Inc. (a)	6	3,393
PerkinElmer, Inc.	265	20,816
PRA Health Sciences, Inc. (a)	131	12,047
Thermo Fisher Scientific, Inc.	829	185,522
Waters Corp. (a)	44	8,301
		470,951
MACHINERY — 1.5%
Actuant Corp. Class A	145	3,044
AGCO Corp.	56	3,118
Alamo Group, Inc.	1	77
Albany International Corp. Class A	48	2,997
Astec Industries, Inc.	10	302
Barnes Group, Inc.	56	3,003
Briggs & Stratton Corp.	59	772
Caterpillar, Inc.	930	118,175
Chart Industries, Inc. (a)	79	5,137
Crane Co.	78	5,630
Cummins, Inc.	15	2,005
Deere & Co.	556	82,939
Donaldson Co., Inc.	266	11,542
Dover Corp.	262	18,589

See accompanying notes to financial statements.
58

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
EnPro Industries, Inc.	5	$ 301
ESCO Technologies, Inc.	22	1,451
Federal Signal Corp.	66	1,313
Flowserve Corp.	269	10,227
Fortive Corp.	553	37,416
Franklin Electric Co., Inc.	66	2,830
Graco, Inc.	178	7,449
Greenbrier Cos., Inc.	66	2,610
Harsco Corp. (a)	225	4,469
Hillenbrand, Inc.	152	5,765
IDEX Corp.	146	18,434
Illinois Tool Works, Inc.	76	9,628
Ingersoll-Rand PLC	464	42,331
ITT, Inc.	210	10,137
John Bean Technologies Corp.	22	1,580
Kennametal, Inc.	58	1,930
Lincoln Electric Holdings, Inc.	75	5,914
Lydall, Inc. (a)	58	1,178
Mueller Industries, Inc.	97	2,266
Nordson Corp.	61	7,280
Oshkosh Corp.	6	368
PACCAR, Inc.	146	8,342
Parker-Hannifin Corp.	78	11,633
Pentair PLC	40	1,511
Proto Labs, Inc. (a)	78	8,798
Snap-on, Inc.	107	15,546
SPX Corp. (a)	141	3,949
SPX FLOW, Inc. (a)	97	2,951
Standex International Corp.	35	2,351
Stanley Black & Decker, Inc.	37	4,430
Terex Corp.	104	2,867
Timken Co.	56	2,090
Toro Co.	31	1,732
Trinity Industries, Inc.	231	4,756
Wabash National Corp.	96	1,256
Wabtec Corp. (b)	244	17,141
Watts Water Technologies, Inc. Class A	33	2,129
Woodward, Inc.	72	5,349
Xylem, Inc.	363	24,219
		553,257
MARINE — 0.0% (c)
Kirby Corp. (a)	93	6,264
Matson, Inc.	141	4,515
		10,779
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	101	5,543
Cable One, Inc.	10	8,201
CBS Corp. Class B	307	13,422
Charter Communications, Inc. Class A (a)	73	20,803
Comcast Corp. Class A	2,635	89,722
Discovery, Inc. Class A (a)	476	11,776
Discovery, Inc. Class C (a)	1,095	25,273
Gannett Co., Inc. (b)	295	2,516
Interpublic Group of Cos., Inc.	699	14,420
John Wiley & Sons, Inc. Class A	72	3,382
Security Description	Shares	Value
Meredith Corp. (b)	33	$ 1,714
New Media Investment Group, Inc.	202	2,337
New York Times Co. Class A (b)	380	8,470
News Corp. Class A	157	1,782
News Corp. Class B	250	2,888
Omnicom Group, Inc.	195	14,282
Scholastic Corp.	71	2,858
		229,389
METALS & MINING — 0.2%
AK Steel Holding Corp. (a) (b)	285	641
Allegheny Technologies, Inc. (a) (b)	217	4,724
Carpenter Technology Corp.	122	4,345
Century Aluminum Co. (a)	59	431
Commercial Metals Co.	188	3,012
Compass Minerals International, Inc. (b)	10	417
Freeport-McMoRan, Inc.	835	8,609
Kaiser Aluminum Corp.	38	3,393
Materion Corp.	69	3,104
Newmont Mining Corp.	44	1,525
Nucor Corp.	433	22,434
Reliance Steel & Aluminum Co.	113	8,042
Royal Gold, Inc.	16	1,370
Steel Dynamics, Inc.	483	14,509
SunCoke Energy, Inc. (a)	9	77
TimkenSteel Corp. (a) (b)	33	288
United States Steel Corp.	365	6,658
Worthington Industries, Inc.	19	662
		84,241
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Apollo Commercial Real Estate Finance, Inc. REIT	115	1,916
Invesco Mortgage Capital, Inc. REIT	170	2,462
		4,378
MULTI-UTILITIES — 0.4%
Ameren Corp.	261	17,025
Avista Corp.	68	2,889
CenterPoint Energy, Inc.	203	5,731
CMS Energy Corp.	294	14,597
Consolidated Edison, Inc.	77	5,887
Dominion Energy, Inc.	161	11,505
DTE Energy Co.	129	14,229
MDU Resources Group, Inc.	80	1,907
NiSource, Inc.	151	3,828
NorthWestern Corp.	49	2,912
Public Service Enterprise Group, Inc.	707	36,799
Sempra Energy (b)	157	16,986
Vectren Corp.	103	7,414
WEC Energy Group, Inc.	233	16,138
		157,847
MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	49	1,417
Dillard's, Inc. Class A (b)	82	4,945
Dollar General Corp.	666	71,981

See accompanying notes to financial statements.
59

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Dollar Tree, Inc. (a)	58	$ 5,239
JC Penney Co., Inc. (a) (b)	38	40
Kohl's Corp.	527	34,961
Macy's, Inc.	924	27,517
Nordstrom, Inc. (b)	349	16,267
Ollie's Bargain Outlet Holdings, Inc. (a)	159	10,575
Target Corp.	1,604	106,008
		278,950
OIL, GAS & CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp.	1,392	61,025
Apache Corp.	661	17,351
Cabot Oil & Gas Corp.	36	805
Carrizo Oil & Gas, Inc. (a) (b)	290	3,274
Chesapeake Energy Corp. (a) (b)	1,130	2,373
Chevron Corp.	2,682	291,775
Cimarex Energy Co.	8	493
Cloud Peak Energy, Inc. (a)	57	21
CNX Resources Corp. (a)	227	2,592
Concho Resources, Inc. (a)	314	32,276
ConocoPhillips	3,560	221,966
CONSOL Energy, Inc. (a)	73	2,315
Denbury Resources, Inc. (a) (b)	1,126	1,925
Devon Energy Corp.	629	14,178
EOG Resources, Inc.	1,288	112,326
EQT Corp. (b)	56	1,058
Equitrans Midstream Corp. (a)	44	881
Exxon Mobil Corp.	4,532	309,037
Green Plains, Inc. (b)	26	341
Hess Corp.	765	30,982
HighPoint Resources Corp. (a)	79	197
HollyFrontier Corp.	518	26,480
Kinder Morgan, Inc.	1,407	21,640
Marathon Oil Corp.	2,683	38,474
Marathon Petroleum Corp.	1,790	105,628
Matador Resources Co. (a) (b)	289	4,488
Murphy Oil Corp.	421	9,847
Newfield Exploration Co. (a)	105	1,539
Noble Energy, Inc.	756	14,183
Oasis Petroleum, Inc. (a)	939	5,193
Occidental Petroleum Corp.	1,826	112,080
ONEOK, Inc.	962	51,900
PBF Energy, Inc. Class A	390	12,741
PDC Energy, Inc. (a)	27	804
Penn Virginia Corp. (a)	50	2,703
Phillips 66	950	81,842
Pioneer Natural Resources Co.	293	38,535
QEP Resources, Inc. (a)	792	4,459
SM Energy Co.	310	4,799
SRC Energy, Inc. (a) (b)	490	2,303
Valero Energy Corp.	1,230	92,213
Williams Cos., Inc.	696	15,347
World Fuel Services Corp.	9	193
WPX Energy, Inc. (a)	1,248	14,165
		1,768,747
Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.0% (c)
Boise Cascade Co.	155	$ 3,697
Domtar Corp.	150	5,269
Louisiana-Pacific Corp.	219	4,866
Neenah, Inc.	26	1,532
PH Glatfelter Co.	14	137
Schweitzer-Mauduit International, Inc.	35	877
		16,378
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	47	308
Estee Lauder Cos., Inc. Class A	498	64,790
Inter Parfums, Inc.	10	656
Medifast, Inc.	42	5,251
Nu Skin Enterprises, Inc. Class A	120	7,359
		78,364
PHARMACEUTICALS — 4.9%
Akorn, Inc. (a)	9	30
Allergan PLC	394	52,662
Assertio Therapeutics, Inc. (a)	9	32
Bristol-Myers Squibb Co.	1,478	76,826
Catalent, Inc. (a)	178	5,550
Corcept Therapeutics, Inc. (a) (b)	8	107
Eli Lilly & Co.	2,282	264,073
Endo International PLC (a)	640	4,672
Johnson & Johnson	1,988	256,551
Lannett Co., Inc. (a)	11	55
Merck & Co., Inc.	6,272	479,244
Mylan NV (a)	467	12,796
Nektar Therapeutics (a)	539	17,717
Perrigo Co. PLC	31	1,201
Pfizer, Inc.	13,032	568,847
Phibro Animal Health Corp. Class A	58	1,865
Prestige Consumer Healthcare, Inc. (a) (b)	22	679
Supernus Pharmaceuticals, Inc. (a)	162	5,382
Zoetis, Inc.	1,388	118,730
		1,867,019
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	154	8,393
Dun & Bradstreet Corp.	66	9,421
Equifax, Inc.	247	23,003
Exponent, Inc.	140	7,099
FTI Consulting, Inc. (a)	127	8,463
Heidrick & Struggles International, Inc.	58	1,809
IHS Markit, Ltd. (a)	734	35,210
Insperity, Inc.	114	10,643
Korn/Ferry International	176	6,959
ManpowerGroup, Inc.	7	454
Navigant Consulting, Inc.	42	1,010
Resources Connection, Inc.	117	1,661
Robert Half International, Inc.	367	20,993
Verisk Analytics, Inc. (a)	448	48,850
WageWorks, Inc. (a)	2	54
		184,022

See accompanying notes to financial statements.
60

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	442	$ 17,698
HFF, Inc. Class A	54	1,791
Jones Lang LaSalle, Inc.	64	8,102
		27,591
ROAD & RAIL — 1.6%
ArcBest Corp.	33	1,131
Avis Budget Group, Inc. (a)	89	2,001
CSX Corp.	2,351	146,068
Genesee & Wyoming, Inc. Class A (a)	139	10,289
Heartland Express, Inc.	71	1,299
JB Hunt Transport Services, Inc.	122	11,351
Kansas City Southern	110	10,499
Knight-Swift Transportation Holdings, Inc. (b)	10	251
Landstar System, Inc.	103	9,854
Marten Transport, Ltd.	177	2,866
Norfolk Southern Corp.	749	112,005
Old Dominion Freight Line, Inc.	156	19,264
Ryder System, Inc.	13	626
Saia, Inc. (a)	77	4,298
Union Pacific Corp.	2,009	277,704
Werner Enterprises, Inc.	120	3,545
		613,051
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	14	601
Advanced Micro Devices, Inc. (a) (b)	2,754	50,839
Analog Devices, Inc.	337	28,925
Applied Materials, Inc.	80	2,619
Broadcom, Inc.	177	45,007
Brooks Automation, Inc.	139	3,639
Cabot Microelectronics Corp.	31	2,956
Cirrus Logic, Inc. (a)	26	863
Cohu, Inc.	163	2,619
Cree, Inc. (a) (b)	108	4,620
Cypress Semiconductor Corp.	149	1,895
Diodes, Inc. (a)	49	1,581
DSP Group, Inc. (a)	11	123
First Solar, Inc. (a)	19	807
Integrated Device Technology, Inc. (a)	377	18,258
Intel Corp.	5,695	267,266
KLA-Tencor Corp.	64	5,727
Kopin Corp. (a) (b)	23	23
Kulicke & Soffa Industries, Inc.	180	3,649
Lam Research Corp.	13	1,770
MaxLinear, Inc. (a) (b)	8	141
Microchip Technology, Inc. (b)	20	1,438
Micron Technology, Inc. (a)	860	27,288
MKS Instruments, Inc.	5	323
Monolithic Power Systems, Inc.	35	4,069
Nanometrics, Inc. (a)	66	1,804
NVIDIA Corp.	1,552	207,192
Power Integrations, Inc.	47	2,866
Security Description	Shares	Value
Qorvo, Inc. (a)	93	$ 5,648
QUALCOMM, Inc. (b)	3,529	200,835
Rambus, Inc. (a)	212	1,626
Rudolph Technologies, Inc. (a)	140	2,866
Semtech Corp. (a)	121	5,550
Silicon Laboratories, Inc. (a)	17	1,340
Skyworks Solutions, Inc.	15	1,005
SolarEdge Technologies, Inc. (a) (b)	80	2,808
Synaptics, Inc. (a)	1	37
Teradyne, Inc.	15	471
Texas Instruments, Inc.	1,360	128,520
Versum Materials, Inc.	114	3,160
Xilinx, Inc.	353	30,065
Xperi Corp.	33	607
		1,073,446
SOFTWARE — 9.1%
8x8, Inc. (a)	282	5,087
ACI Worldwide, Inc. (a)	114	3,154
Adobe, Inc. (a)	1,492	337,550
Agilysys, Inc. (a)	10	143
Alarm.com Holdings, Inc. (a)	70	3,631
ANSYS, Inc. (a)	208	29,732
Autodesk, Inc. (a)	451	58,003
Blackbaud, Inc.	68	4,277
Bottomline Technologies DE, Inc. (a)	115	5,520
Cadence Design Systems, Inc. (a)	302	13,131
CDK Global, Inc.	107	5,123
Citrix Systems, Inc.	323	33,095
CommVault Systems, Inc. (a)	64	3,782
Ebix, Inc. (b)	58	2,469
Fair Isaac Corp. (a)	70	13,090
Fortinet, Inc. (a)	439	30,919
Intuit, Inc.	793	156,102
j2 Global, Inc.	47	3,261
LivePerson, Inc. (a)	106	1,999
LogMeIn, Inc.	15	1,224
Manhattan Associates, Inc. (a)	83	3,517
Microsoft Corp.	21,213	2,154,604
OneSpan, Inc. (a)	58	751
Oracle Corp.	2,461	111,114
Progress Software Corp.	4	142
PTC, Inc. (a)	314	26,031
Qualys, Inc. (a)	114	8,520
Red Hat, Inc. (a)	248	43,559
salesforce.com, Inc. (a)	2,354	322,427
SPS Commerce, Inc. (a)	48	3,954
Symantec Corp.	194	3,666
Synopsys, Inc. (a)	229	19,291
Teradata Corp. (a)	167	6,406
Tyler Technologies, Inc. (a)	110	20,440
Ultimate Software Group, Inc. (a)	94	23,018
		3,458,732
SPECIALTY RETAIL — 3.6%
Aaron's, Inc.	199	8,368
Abercrombie & Fitch Co. Class A	203	4,070

See accompanying notes to financial statements.
61

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Advance Auto Parts, Inc.	238	$ 37,475
American Eagle Outfitters, Inc.	579	11,192
Asbury Automotive Group, Inc. (a)	10	667
Ascena Retail Group, Inc. (a)	114	286
AutoNation, Inc. (a)	5	179
AutoZone, Inc. (a)	58	48,624
Best Buy Co., Inc.	700	37,072
Buckle, Inc.	1	19
Caleres, Inc.	120	3,340
CarMax, Inc. (a) (b)	101	6,336
Children's Place, Inc. (b)	31	2,793
Dick's Sporting Goods, Inc. (b)	220	6,864
DSW, Inc. Class A	254	6,274
Express, Inc. (a) (b)	96	491
Five Below, Inc. (a)	180	18,418
Foot Locker, Inc.	356	18,939
Gap, Inc.	339	8,733
Group 1 Automotive, Inc.	38	2,003
Guess?, Inc.	174	3,614
Haverty Furniture Cos., Inc.	58	1,089
Home Depot, Inc.	2,543	436,938
L Brands, Inc. (b)	27	693
Lithia Motors, Inc. Class A (b)	2	153
Lowe's Cos., Inc.	2,337	215,845
MarineMax, Inc. (a)	23	421
Michaels Cos., Inc. (a) (b)	10	135
Monro, Inc. (b)	91	6,256
Murphy USA, Inc. (a)	33	2,529
O'Reilly Automotive, Inc. (a)	245	84,361
RH (a)	59	7,069
Ross Stores, Inc.	1,126	93,683
Sally Beauty Holdings, Inc. (a) (b)	22	375
Signet Jewelers, Ltd.	9	286
Sleep Number Corp. (a)	82	2,602
Sonic Automotive, Inc. Class A (b)	10	138
Tailored Brands, Inc. (b)	213	2,905
Tiffany & Co.	313	25,200
TJX Cos., Inc.	3,822	170,996
Tractor Supply Co.	353	29,454
Ulta Salon Cosmetics & Fragrance, Inc. (a)	154	37,705
Urban Outfitters, Inc. (a)	278	9,230
Williams-Sonoma, Inc. (b)	226	11,402
		1,365,222
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.0%
3D Systems Corp. (a) (b)	348	3,539
Apple, Inc.	10,874	1,715,265
Cray, Inc. (a)	1	22
Hewlett Packard Enterprise Co.	2,787	36,816
HP, Inc.	3,195	65,370
NCR Corp. (a) (b)	114	2,631
NetApp, Inc.	812	48,452
Seagate Technology PLC	624	24,080
Western Digital Corp.	24	887
Security Description	Shares	Value
Xerox Corp.	19	$ 376
		1,897,438
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc.	42	3,428
Crocs, Inc. (a)	232	6,027
Deckers Outdoor Corp. (a)	91	11,644
Fossil Group, Inc. (a) (b)	163	2,564
G-III Apparel Group, Ltd. (a)	185	5,160
Hanesbrands, Inc. (b)	29	363
Michael Kors Holdings, Ltd. (a)	406	15,396
NIKE, Inc. Class B	3,901	289,220
Oxford Industries, Inc.	55	3,907
PVH Corp.	120	11,154
Ralph Lauren Corp.	166	17,174
Skechers U.S.A., Inc. Class A (a)	12	275
Steven Madden, Ltd.	194	5,870
Tapestry, Inc.	593	20,014
Under Armour, Inc. Class A (a)	587	10,372
Under Armour, Inc. Class C (a) (b)	583	9,427
VF Corp.	817	58,285
Wolverine World Wide, Inc.	202	6,442
		476,722
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	219	5,514
Dime Community Bancshares, Inc.	96	1,630
HomeStreet, Inc. (a)	125	2,654
LendingTree, Inc. (a) (b)	6	1,317
New York Community Bancorp, Inc. (b)	140	1,317
NMI Holdings, Inc. Class A (a)	182	3,249
Northwest Bancshares, Inc.	187	3,168
Provident Financial Services, Inc.	26	627
TrustCo Bank Corp. NY	271	1,859
Walker & Dunlop, Inc.	75	3,244
Washington Federal, Inc.	129	3,446
		28,025
TOBACCO — 0.2%
Altria Group, Inc.	1,086	53,638
Philip Morris International, Inc.	148	9,880
		63,518
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	98	5,286
Fastenal Co. (b)	590	30,851
GATX Corp. (b)	90	6,373
Kaman Corp.	78	4,375
MSC Industrial Direct Co., Inc. Class A	57	4,384
United Rentals, Inc. (a)	143	14,662
W.W. Grainger, Inc.	142	40,095
Watsco, Inc.	40	5,566
		111,592
WATER UTILITIES — 0.1%
American States Water Co.	35	2,347

See accompanying notes to financial statements.
62

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	134	$ 12,163
Aqua America, Inc.	222	7,590
California Water Service Group	58	2,764
		24,864
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	10	133
Telephone & Data Systems, Inc.	126	4,100
		4,233
TOTAL COMMON STOCKS (Cost $41,046,088)		37,762,596
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (e) (Cost $69)	36	72
TOTAL RIGHTS (Cost $69)		72
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	26,889	26,889
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	40,957	40,957
TOTAL SHORT-TERM INVESTMENTS (Cost $67,846)		67,846
TOTAL INVESTMENTS — 100.0% (Cost $41,114,003)		37,830,514
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(13,128)
NET ASSETS — 100.0%		$ 37,817,386

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $72 representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,762,596	$—	$—	$37,762,596
Rights	—	72	—	72
Short-Term Investments	67,846	—	—	67,846
TOTAL INVESTMENTS	$37,830,442	$72	$—	$37,830,514
See accompanying notes to financial statements.
63

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	530	$ 49,338	$ 9,168	$ 44,130	$(5,719)	$(2,792)	93	$ 5,865	$179	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,305	18,305	615,091	606,507	—	—	26,889	26,889	287	—
State Street Navigator Securities Lending Government Money Market Portfolio	39,438	39,438	331,584	330,065	—	—	40,957	40,957	216	—
Total		$107,081	$955,843	$980,702	$(5,719)	$(2,792)		$73,711	$682	$—
See accompanying notes to financial statements.
64

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
General Dynamics Corp.	5,554	$ 873,145
Harris Corp.	4,691	631,643
Lockheed Martin Corp.	4,586	1,200,798
Northrop Grumman Corp.	3,817	934,783
Raytheon Co.	5,154	790,366
		4,430,735
AUTO COMPONENTS — 0.0% (a)
Garrett Motion, Inc. (b) (c)	1,274	15,721
BANKS — 2.8%
Commerce Bancshares, Inc.	13,580	765,505
Investors Bancorp, Inc.	34,982	363,813
People's United Financial, Inc.	43,717	630,836
PNC Financial Services Group, Inc.	8,601	1,005,543
US Bancorp	38,613	1,764,614
		4,530,311
BEVERAGES — 2.2%
Coca-Cola Co.	34,564	1,636,606
PepsiCo, Inc.	17,163	1,896,168
		3,532,774
BUILDING PRODUCTS — 0.0% (a)
Resideo Technologies, Inc. (b)	2,115	43,463
CAPITAL MARKETS — 2.3%
CME Group, Inc.	8,253	1,552,555
FactSet Research Systems, Inc.	4,709	942,412
Intercontinental Exchange, Inc.	16,703	1,258,237
		3,753,204
CHEMICALS — 5.4%
Air Products & Chemicals, Inc.	6,063	970,383
Ashland Global Holdings, Inc.	7,605	539,651
Eastman Chemical Co.	7,465	545,766
Ecolab, Inc.	11,482	1,691,873
International Flavors & Fragrances, Inc.	6,762	907,934
Linde PLC	9,822	1,532,625
NewMarket Corp. (c)	1,133	466,898
PPG Industries, Inc.	6,988	714,383
RPM International, Inc.	16,668	979,745
Scotts Miracle-Gro Co.	5,046	310,127
		8,659,385
COMMERCIAL SERVICES & SUPPLIES — 4.2%
Cintas Corp.	8,336	1,400,365
KAR Auction Services, Inc.	16,838	803,509
Republic Services, Inc.	37,419	2,697,536
Waste Management, Inc.	19,741	1,756,751
		6,658,161
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	16,476	713,905
Motorola Solutions, Inc.	7,760	892,711
		1,606,616
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	7,703	$ 724,621
Avery Dennison Corp.	9,941	893,000
		1,617,621
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bright Horizons Family Solutions, Inc. (b)	6,550	729,997
Service Corp. International	22,465	904,441
		1,634,438
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (b)	11,146	2,275,790
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	27,809	793,669
ELECTRIC UTILITIES — 1.7%
Duke Energy Corp.	14,171	1,222,958
Southern Co.	32,461	1,425,687
		2,648,645
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	19,685	1,594,879
CDW Corp.	9,568	775,486
		2,370,365
ENTERTAINMENT — 0.6%
Walt Disney Co.	8,785	963,275
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
American Homes 4 Rent Class A REIT	31,597	627,200
Apartment Investment & Management Co. Class A REIT	19,189	842,013
Apple Hospitality REIT, Inc.	26,699	380,728
AvalonBay Communities, Inc. REIT	8,832	1,537,210
Boston Properties, Inc. REIT	10,610	1,194,156
Crown Castle International Corp. REIT	13,449	1,460,965
Douglas Emmett, Inc. REIT	19,987	682,156
Equity Commonwealth REIT	15,334	460,173
Equity Residential REIT	22,198	1,465,290
Federal Realty Investment Trust REIT	9,123	1,076,879
UDR, Inc. REIT	33,048	1,309,362
		11,036,132
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	5,878	1,197,407
Sysco Corp.	24,847	1,556,913
		2,754,320
FOOD PRODUCTS — 2.2%
General Mills, Inc.	21,342	831,058
Kellogg Co.	19,782	1,127,772
McCormick & Co., Inc.	11,293	1,572,437
		3,531,267
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Becton Dickinson and Co.	4,449	1,002,449

See accompanying notes to financial statements.
65

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Danaher Corp.	14,875	$ 1,533,910
Stryker Corp.	8,422	1,320,148
		3,856,507
HEALTH CARE PROVIDERS & SERVICES — 0.7%
UnitedHealth Group, Inc.	4,600	1,145,952
HOTELS, RESTAURANTS & LEISURE — 3.5%
Aramark	27,993	810,957
Carnival Corp.	12,684	625,321
McDonald's Corp.	10,542	1,871,943
Starbucks Corp.	20,783	1,338,425
Vail Resorts, Inc.	4,225	890,715
		5,537,361
HOUSEHOLD PRODUCTS — 3.8%
Church & Dwight Co., Inc.	25,130	1,652,549
Clorox Co.	8,995	1,386,489
Colgate-Palmolive Co.	20,398	1,214,089
Procter & Gamble Co.	19,863	1,825,807
		6,078,934
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	5,690	1,084,173
Honeywell International, Inc.	12,812	1,692,721
Roper Technologies, Inc.	3,790	1,010,111
		3,787,005
INSURANCE — 18.3%
Aflac, Inc.	41,295	1,881,400
Alleghany Corp.	1,858	1,158,129
Allstate Corp.	16,469	1,360,833
American Financial Group, Inc.	9,312	843,015
Aon PLC	11,074	1,609,717
Arch Capital Group, Ltd. (b)	49,491	1,322,400
Arthur J Gallagher & Co.	22,368	1,648,522
Axis Capital Holdings, Ltd.	9,708	501,321
Brown & Brown, Inc.	14,162	390,305
Chubb, Ltd.	13,275	1,714,864
Cincinnati Financial Corp.	18,488	1,431,341
CNA Financial Corp.	24,261	1,071,123
Erie Indemnity Co. Class A	3,015	401,930
Everest Re Group, Ltd.	5,019	1,092,937
Loews Corp.	34,022	1,548,681
Markel Corp. (b)	1,581	1,641,157
Marsh & McLennan Cos., Inc.	25,771	2,055,237
Progressive Corp.	23,258	1,403,155
Reinsurance Group of America, Inc.	8,050	1,128,852
RenaissanceRe Holdings, Ltd.	4,833	646,172
Torchmark Corp.	14,174	1,056,388
Travelers Cos., Inc.	8,950	1,071,763
Willis Towers Watson PLC	9,171	1,392,708
WR Berkley Corp.	12,103	894,533
		29,266,483
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A (b)	615	642,650
Security Description	Shares	Value
IT SERVICES — 7.0%
Accenture PLC Class A	7,105	$ 1,001,876
Amdocs, Ltd.	18,166	1,064,164
Automatic Data Processing, Inc.	9,892	1,297,039
Broadridge Financial Solutions, Inc.	11,506	1,107,453
Fiserv, Inc. (b)	9,739	715,719
GoDaddy, Inc. Class A (b)	14,739	967,173
International Business Machines Corp.	5,744	652,921
InterXion Holding NV (b)	8,746	473,683
Jack Henry & Associates, Inc.	9,618	1,216,869
Paychex, Inc.	18,770	1,222,866
Visa, Inc. Class A	11,243	1,483,401
		11,203,164
MACHINERY — 1.0%
Illinois Tool Works, Inc.	6,714	850,597
Toro Co.	12,830	716,940
		1,567,537
MEDIA — 1.5%
Cable One, Inc.	540	442,854
Comcast Corp. Class A	24,727	841,955
Omnicom Group, Inc.	14,851	1,087,687
		2,372,496
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Starwood Property Trust, Inc. REIT	31,841	627,586
MULTI-UTILITIES — 4.0%
Ameren Corp.	19,818	1,292,728
Dominion Energy, Inc.	19,860	1,419,196
DTE Energy Co.	11,712	1,291,834
NiSource, Inc.	42,510	1,077,628
Sempra Energy (c)	12,381	1,339,500
		6,420,886
OIL, GAS & CONSUMABLE FUELS — 1.1%
Chevron Corp.	6,741	733,353
Exxon Mobil Corp.	15,640	1,066,492
		1,799,845
PHARMACEUTICALS — 3.7%
Eli Lilly & Co.	13,354	1,545,325
Johnson & Johnson	11,844	1,528,468
Merck & Co., Inc.	17,707	1,352,992
Pfizer, Inc.	33,016	1,441,148
		5,867,933
PROFESSIONAL SERVICES — 0.8%
Verisk Analytics, Inc. (b)	12,360	1,347,734
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Microchip Technology, Inc. (c)	7,889	567,377
Texas Instruments, Inc.	9,195	868,927
		1,436,304
SOFTWARE — 4.6%
Adobe, Inc. (b)	3,144	711,299

See accompanying notes to financial statements.
66

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ANSYS, Inc. (b)	5,045	$ 721,132
Cadence Design Systems, Inc. (b)	20,524	892,384
CDK Global, Inc.	11,846	567,186
Check Point Software Technologies, Ltd. (b)	8,969	920,668
Fair Isaac Corp. (b)	3,691	690,217
Intuit, Inc.	4,998	983,856
Oracle Corp.	20,012	903,542
Synopsys, Inc. (b)	11,641	980,638
		7,370,922
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (b)	1,265	1,060,500
Home Depot, Inc.	6,293	1,081,264
O'Reilly Automotive, Inc. (b)	3,243	1,116,662
TJX Cos., Inc.	32,846	1,469,530
		4,727,956
THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc. (c)	59,241	557,458
WATER UTILITIES — 0.8%
American Water Works Co., Inc.	13,679	1,241,643
TOTAL COMMON STOCKS (Cost $156,377,124)		159,712,248
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $79,201)	79,201	$ 79,201
TOTAL INVESTMENTS — 99.8% (Cost $156,456,325)		159,791,449
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		277,220
NET ASSETS — 100.0%		$ 160,068,669
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$159,712,248	$—	$—	$159,712,248
Short-Term Investment	79,201	—	—	79,201
TOTAL INVESTMENTS	$159,791,449	$—	$—	$159,791,449
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,783	$131,783	$2,832,952	$2,885,534	$—	$—	79,201	$79,201	$3,716	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	144,919	144,919	—	—	—	—	14	—
Total		$131,783	$2,977,871	$3,030,453	$—	$—		$79,201	$3,730	$—
See accompanying notes to financial statements.
67

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.7%
Cubic Corp.	6,231	$ 334,854
Moog, Inc. Class A	3,697	286,444
National Presto Industries, Inc. (a)	5,281	617,454
		1,238,752
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	8,419	461,782
AIRLINES — 0.1%
Allegiant Travel Co.	1,361	136,399
AUTO COMPONENTS — 0.7%
Cooper-Standard Holdings, Inc. (b)	2,793	173,501
Dorman Products, Inc. (b)	4,139	372,593
Fox Factory Holding Corp. (b)	7,911	465,720
LCI Industries	2,782	185,838
		1,197,652
BANKS — 10.2%
Arrow Financial Corp.	23,182	742,288
Bank of Hawaii Corp.	10,624	715,208
Bank of Marin Bancorp	18,184	749,908
BCB Bancorp, Inc.	25,642	268,472
Berkshire Hills Bancorp, Inc.	19,199	517,797
Blue Hills Bancorp, Inc.	46,038	982,451
Brookline Bancorp, Inc.	42,034	580,910
CenterState Bank Corp.	42,212	888,140
Central Pacific Financial Corp.	22,597	550,237
Citizens & Northern Corp.	22,692	599,749
Farmers National Banc Corp.	48,123	613,087
First Bancshares, Inc.	19,700	595,925
First Foundation, Inc. (b)	40,197	516,933
First Mid-Illinois Bancshares, Inc.	17,803	568,272
First Northwest Bancorp	19,080	282,956
Fulton Financial Corp.	35,630	551,552
Guaranty Bancshares, Inc.	14,474	431,615
HomeTrust Bancshares, Inc.	28,461	745,109
Investar Holding Corp.	16,823	417,210
MidWestOne Financial Group, Inc.	19,464	483,291
National Bank Holdings Corp. Class A	20,331	627,618
Nicolet Bankshares, Inc. (b)	13,347	651,334
Old Line Bancshares, Inc.	19,157	504,212
Orrstown Financial Services, Inc.	15,559	283,329
Park National Corp.	6,427	545,974
QCR Holdings, Inc.	19,007	609,935
Seacoast Banking Corp. of Florida (b)	23,904	621,982
Shore Bancshares, Inc.	23,866	347,012
South State Corp.	7,606	455,980
Southern National Bancorp of Virginia, Inc.	37,991	502,241
State Bank Financial Corp.	22,559	487,049
TriCo Bancshares	10,679	360,843
		17,798,619
BIOTECHNOLOGY — 0.7%
BioSpecifics Technologies Corp. (b)	3,521	213,373
Security Description	Shares	Value
China Biologic Products Holdings, Inc. (a) (b)	1,663	$ 126,238
Emergent BioSolutions, Inc. (b)	3,306	195,980
Genomic Health, Inc. (b)	4,511	290,553
PDL BioPharma, Inc. (b)	53,624	155,510
Sinovac Biotech, Ltd. (b)	26,401	183,223
		1,164,877
BUILDING PRODUCTS — 0.4%
AAON, Inc. (a)	8,910	312,385
Simpson Manufacturing Co., Inc.	6,846	370,574
		682,959
CHEMICALS — 1.9%
Balchem Corp.	4,084	319,981
Chase Corp.	2,239	224,012
Hawkins, Inc.	10,026	410,565
HB Fuller Co.	7,854	335,130
Innospec, Inc.	4,182	258,280
Orion Engineered Carbons SA	12,058	304,826
PolyOne Corp.	6,391	182,783
Quaker Chemical Corp.	2,593	460,802
Sensient Technologies Corp. (a)	9,601	536,216
Stepan Co.	3,717	275,058
Trecora Resources (b)	13,647	106,447
		3,414,100
COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	18,889	606,526
Brady Corp. Class A	8,653	376,059
Clean Harbors, Inc. (b)	6,525	322,009
Covanta Holding Corp.	24,975	335,165
Deluxe Corp.	7,336	281,996
Ennis, Inc.	19,057	366,847
Healthcare Services Group, Inc. (a)	13,318	535,117
Herman Miller, Inc.	7,421	224,485
Matthews International Corp. Class A	8,986	365,011
McGrath RentCorp	6,324	325,560
MSA Safety, Inc.	3,901	367,747
Pitney Bowes, Inc.	19,388	114,583
SP Plus Corp. (b)	8,162	241,105
Tetra Tech, Inc.	8,313	430,364
UniFirst Corp.	4,257	609,049
Viad Corp.	8,198	410,638
		5,912,261
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	20,379	218,870
EchoStar Corp. Class A (b)	7,692	282,450
Gilat Satellite Networks, Ltd. (b)	26,117	239,232
InterDigital, Inc.	3,229	214,503
Ituran Location & Control, Ltd.	14,993	480,676
Plantronics, Inc.	6,831	226,106
Radware, Ltd. (b)	14,510	329,522
Viavi Solutions, Inc. (b)	23,382	234,989
		2,226,348

See accompanying notes to financial statements.
68

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	3,736	$ 414,509
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	37,450	884,569
UFP Technologies, Inc. (b)	12,719	382,079
		1,266,648
DISTRIBUTORS — 0.2%
Weyco Group, Inc.	10,337	301,530
DIVERSIFIED CONSUMER SERVICES — 0.5%
Carriage Services, Inc.	10,955	169,803
Graham Holdings Co. Class B	987	632,252
		802,055
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	81,326	1,012,509
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	6,552	468,665
Cogent Communications Holdings, Inc.	9,864	445,952
Consolidated Communications Holdings, Inc. (a)	21,905	216,421
ORBCOMM, Inc. (b)	24,062	198,752
		1,329,790
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	9,968	759,761
El Paso Electric Co.	15,624	783,231
MGE Energy, Inc.	11,930	715,323
Otter Tail Corp.	12,403	615,685
Portland General Electric Co.	19,936	914,065
		3,788,065
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	7,405	298,866
EnerSys	4,891	379,591
Regal Beloit Corp.	5,027	352,141
		1,030,598
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Badger Meter, Inc.	9,459	465,477
Benchmark Electronics, Inc.	20,106	425,845
CTS Corp.	11,580	299,806
ePlus, Inc. (b)	3,224	229,452
MTS Systems Corp.	7,237	290,421
Novanta, Inc. (b)	5,987	377,181
Orbotech, Ltd. (b)	5,311	300,284
Park Electrochemical Corp.	20,543	371,212
Plexus Corp. (b)	6,823	348,519
ScanSource, Inc. (b)	8,823	303,335
Tech Data Corp. (b)	4,286	350,638
Vishay Intertechnology, Inc.	22,693	408,701
		4,170,871
ENERGY EQUIPMENT & SERVICES — 0.5%
Diamond Offshore Drilling, Inc. (a) (b)	8,145	76,889
Security Description	Shares	Value
Dril-Quip, Inc. (a) (b)	4,693	$ 140,931
Natural Gas Services Group, Inc. (b)	6,689	109,967
Newpark Resources, Inc. (b)	17,939	123,241
Oceaneering International, Inc. (b)	11,337	137,178
Oil States International, Inc. (b)	6,649	94,948
Rowan Cos. PLC Class A (a) (b)	9,271	77,783
SEACOR Holdings, Inc. (b)	5,747	212,639
		973,576
ENTERTAINMENT — 0.9%
IMAX Corp. (b)	14,317	269,303
Manchester United PLC Class A (a)	24,967	473,873
Marcus Corp.	14,030	554,185
Reading International, Inc. Class A (b)	16,039	233,207
		1,530,568
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.8%
Acadia Realty Trust REIT	29,665	704,840
American Assets Trust, Inc. REIT	20,779	834,692
Armada Hoffler Properties, Inc. REIT	49,023	689,263
Brandywine Realty Trust REIT	41,932	539,665
CatchMark Timber Trust, Inc. Class A REIT	67,976	482,630
Chesapeake Lodging Trust REIT	24,549	597,768
City Office REIT, Inc.	65,280	669,120
Columbia Property Trust, Inc. REIT	38,423	743,485
CorePoint Lodging, Inc. REIT	7,430	91,018
Corporate Office Properties Trust REIT	25,074	527,306
Cousins Properties, Inc. REIT	83,329	658,299
Easterly Government Properties, Inc. REIT	64,163	1,006,076
EastGroup Properties, Inc. REIT	8,961	821,993
Empire State Realty OP L.P.	46,201	654,206
Empire State Realty Trust, Inc. Class A REIT	47,643	677,960
Farmland Partners, Inc. REIT (a)	60,197	273,294
Getty Realty Corp. REIT	44,151	1,298,481
Gladstone Commercial Corp. REIT	41,174	737,838
Healthcare Realty Trust, Inc. REIT	27,387	778,886
Independence Realty Trust, Inc. REIT	83,751	768,834
LTC Properties, Inc. REIT	17,786	741,321
Monmouth Real Estate Investment Corp. REIT	56,101	695,652
National Health Investors, Inc. REIT	9,420	711,587
Paramount Group, Inc. REIT	58,195	730,929
Physicians Realty Trust REIT	43,671	700,046
Piedmont Office Realty Trust, Inc. Class A REIT	55,625	947,850
PS Business Parks, Inc. REIT	8,585	1,124,635
Retail Opportunity Investments Corp. REIT	43,325	688,001
Retail Properties of America, Inc. Class A REIT	70,059	760,140
Rexford Industrial Realty, Inc. REIT	28,730	846,673
RPT Realty REIT	57,654	688,965
Saul Centers, Inc. REIT	13,862	654,564

See accompanying notes to financial statements.
69

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	44,303	$ 576,382
Terreno Realty Corp. REIT	24,736	869,965
UMH Properties, Inc. REIT	60,941	721,542
Urban Edge Properties REIT	41,832	695,248
Urstadt Biddle Properties, Inc. Class A REIT	35,379	679,984
Washington Real Estate Investment Trust	27,208	625,784
Weingarten Realty Investors REIT	23,671	587,278
		27,602,200
FOOD & STAPLES RETAILING — 0.3%
PriceSmart, Inc.	3,620	213,942
Village Super Market, Inc. Class A	11,609	310,425
		524,367
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (a)	10,043	290,343
Fresh Del Monte Produce, Inc.	11,268	318,546
J&J Snack Foods Corp.	5,514	797,269
Lancaster Colony Corp.	5,508	974,145
Sanderson Farms, Inc.	2,802	278,211
		2,658,514
GAS UTILITIES — 1.1%
ONE Gas, Inc.	10,661	848,616
Spire, Inc.	14,095	1,044,157
		1,892,773
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
AngioDynamics, Inc. (b)	15,257	307,123
Anika Therapeutics, Inc. (b)	3,288	110,510
AtriCure, Inc. (b)	7,478	228,827
Avanos Medical, Inc. (b)	4,692	210,155
CONMED Corp.	5,063	325,045
CryoLife, Inc. (b)	10,562	299,750
Cutera, Inc. (b)	3,197	54,413
Heska Corp. (b)	1,663	143,184
Inogen, Inc. (b)	1,030	127,895
LeMaitre Vascular, Inc. (a)	6,622	156,544
Meridian Bioscience, Inc.	18,808	326,507
Merit Medical Systems, Inc. (b)	3,161	176,415
Natus Medical, Inc. (b)	5,402	183,830
Neogen Corp. (b)	4,225	240,825
NuVasive, Inc. (b)	4,460	221,038
NxStage Medical, Inc. (b)	5,710	163,420
Orthofix Medical, Inc. (b)	3,907	205,078
Oxford Immunotec Global PLC (b)	10,619	135,711
Quidel Corp. (b)	3,380	165,012
RTI Surgical, Inc. (b)	25,656	94,927
Surmodics, Inc. (b)	7,383	348,921
Utah Medical Products, Inc.	3,619	300,666
Wright Medical Group NV (a) (b)	7,920	215,582
		4,741,378
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Amedisys, Inc. (b)	2,252	$ 263,732
Brookdale Senior Living, Inc. (b)	23,061	154,509
Capital Senior Living Corp. (b)	21,958	149,314
Ensign Group, Inc.	9,975	386,930
LHC Group, Inc. (b)	5,526	518,781
Magellan Health, Inc. (b)	2,444	139,039
National HealthCare Corp.	14,341	1,125,051
Owens & Minor, Inc. (a)	23,651	149,711
Patterson Cos., Inc. (a)	27,486	540,375
Premier, Inc. Class A (b)	21,708	810,794
Select Medical Holdings Corp. (b)	10,266	157,583
Tenet Healthcare Corp. (b)	5,869	100,594
US Physical Therapy, Inc.	3,708	379,514
		4,875,927
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (b)	22,833	220,110
HealthStream, Inc.	8,989	217,084
HMS Holdings Corp. (b)	8,703	244,815
NextGen Healthcare, Inc. (b)	17,896	271,125
Omnicell, Inc. (b)	8,431	516,315
		1,469,449
HOTELS, RESTAURANTS & LEISURE — 3.2%
Belmond, Ltd. Class A (b)	30,331	759,185
Bloomin' Brands, Inc.	10,760	192,497
Brinker International, Inc. (a)	10,744	472,521
Carrols Restaurant Group, Inc. (b)	24,256	238,679
Cheesecake Factory, Inc. (a)	12,256	533,259
Del Taco Restaurants, Inc. (b)	22,201	221,788
Denny's Corp. (b)	29,348	475,731
Dine Brands Global, Inc. (a)	4,148	279,326
International Speedway Corp. Class A	13,020	571,057
Jack in the Box, Inc.	3,716	288,473
Lindblad Expeditions Holdings, Inc. (b)	48,199	648,759
Papa John's International, Inc. (a)	4,205	167,401
Penn National Gaming, Inc. (a) (b)	9,269	174,535
Potbelly Corp. (b)	19,958	160,662
Ruth's Hospitality Group, Inc.	15,548	353,406
		5,537,279
HOUSEHOLD DURABLES — 0.8%
Century Communities, Inc. (b)	9,389	162,054
Helen of Troy, Ltd. (b)	3,646	478,282
MDC Holdings, Inc.	12,385	348,142
Meritage Homes Corp. (b)	6,138	225,388
Tupperware Brands Corp.	6,137	193,745
		1,407,611
HOUSEHOLD PRODUCTS — 0.5%
WD-40 Co. (a)	4,722	865,354
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Pattern Energy Group, Inc. Class A	11,334	211,039

See accompanying notes to financial statements.
70

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.9%
American National Insurance Co.	6,804	$ 865,741
Argo Group International Holdings, Ltd.	14,204	955,219
Aspen Insurance Holdings, Ltd.	21,368	897,242
Donegal Group, Inc. Class A	28,197	384,748
Enstar Group, Ltd. (b)	3,621	606,771
Greenlight Capital Re, Ltd. Class A (a) (b)	44,052	379,728
Navigators Group, Inc.	11,236	780,790
ProAssurance Corp.	16,706	677,595
Protective Insurance Corp. Class B	21,562	359,007
Safety Insurance Group, Inc.	11,698	957,014
White Mountains Insurance Group, Ltd.	2,085	1,788,284
		8,652,139
IT SERVICES — 1.8%
CSG Systems International, Inc.	8,508	270,299
EVERTEC, Inc.	19,220	551,614
ExlService Holdings, Inc. (b)	6,064	319,088
ManTech International Corp. Class A	9,048	473,165
NIC, Inc.	22,310	278,429
Perficient, Inc. (b)	11,261	250,670
Science Applications International Corp.	3,716	236,709
Sykes Enterprises, Inc. (b)	15,348	379,556
Travelport Worldwide, Ltd.	20,836	325,458
		3,084,988
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	20,636	315,731
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	25,779	595,753
MACHINERY — 2.4%
Actuant Corp. Class A	16,387	343,963
Albany International Corp. Class A	5,713	356,663
Barnes Group, Inc.	6,599	353,838
Briggs & Stratton Corp.	13,749	179,837
ESCO Technologies, Inc.	6,864	452,681
Gencor Industries, Inc. (b)	17,513	192,118
Hillenbrand, Inc.	10,668	404,637
Lindsay Corp.	5,848	562,870
Mueller Industries, Inc.	12,029	280,997
RBC Bearings, Inc. (b)	2,788	365,507
Timken Co.	7,239	270,159
Watts Water Technologies, Inc. Class A	6,617	426,995
		4,190,265
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	7,430	407,758
Loral Space & Communications, Inc. (a) (b)	11,352	422,862
Meredith Corp. (a)	4,836	251,182
MSG Networks, Inc. Class A (b)	13,636	321,264
New Media Investment Group, Inc.	17,603	203,667
Scholastic Corp.	14,422	580,630
Security Description	Shares	Value
TEGNA, Inc.	20,968	$ 227,922
Tribune Media Co. Class A	8,452	383,552
		2,798,837
METALS & MINING — 0.7%
Commercial Metals Co.	11,402	182,660
Compass Minerals International, Inc. (a)	8,469	353,073
Kaiser Aluminum Corp.	5,188	463,236
Worthington Industries, Inc.	5,870	204,511
		1,203,480
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.5%
AG Mortgage Investment Trust, Inc. REIT	38,780	617,765
Anworth Mortgage Asset Corp. REIT	165,702	669,436
Apollo Commercial Real Estate Finance, Inc. REIT (a)	113,819	1,896,225
Arbor Realty Trust, Inc. REIT (a)	84,524	851,157
Ares Commercial Real Estate Corp. REIT	49,250	642,220
ARMOUR Residential REIT, Inc.	30,552	626,316
Blackstone Mortgage Trust, Inc. Class A REIT (a)	29,970	954,844
Capstead Mortgage Corp. REIT	176,958	1,180,310
Cherry Hill Mortgage Investment Corp. REIT	21,758	381,635
Chimera Investment Corp. REIT	55,263	984,787
Dynex Capital, Inc. REIT	101,110	578,349
Invesco Mortgage Capital, Inc. REIT	46,101	667,542
Ladder Capital Corp. REIT	43,381	671,104
MFA Financial, Inc. REIT	188,420	1,258,646
PennyMac Mortgage Investment Trust REIT	39,123	728,470
Ready Capital Corp.	45,590	630,510
Two Harbors Investment Corp. REIT	75,892	974,453
Western Asset Mortgage Capital Corp. REIT	68,267	569,347
		14,883,116
MULTI-UTILITIES — 0.5%
Unitil Corp.	16,990	860,374
OIL, GAS & CONSUMABLE FUELS — 1.6%
Delek US Holdings, Inc.	3,129	101,724
Evolution Petroleum Corp.	23,696	161,607
Green Plains, Inc.	6,452	84,586
Gulfport Energy Corp. (b)	16,252	106,450
Kosmos Energy, Ltd. (b)	25,430	103,500
Matador Resources Co. (a) (b)	3,911	60,738
NextDecade Corp. (a) (b)	111,908	604,303
Panhandle Oil and Gas, Inc. Class A	6,844	106,082
Par Pacific Holdings, Inc. (b)	10,737	152,251
PBF Energy, Inc. Class A	4,824	157,600
Permian Basin Royalty Trust (a)	27,807	164,061
QEP Resources, Inc. (b)	12,920	72,740
Renewable Energy Group, Inc. (a) (b)	10,858	279,050
Sabine Royalty Trust (a)	7,342	273,710

See accompanying notes to financial statements.
71

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
San Juan Basin Royalty Trust	12,707	$ 60,994
SemGroup Corp. Class A (a)	5,675	78,201
Ship Finance International, Ltd. (a)	29,102	306,444
		2,874,041
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	5,143	303,026
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (b)	11,052	412,792
Medifast, Inc.	3,325	415,692
		828,484
PHARMACEUTICALS — 0.3%
Amphastar Pharmaceuticals, Inc. (b)	6,159	122,564
Mallinckrodt PLC (a) (b)	8,120	128,296
Medicines Co. (a) (b)	4,007	76,694
Prestige Consumer Healthcare, Inc. (a) (b)	7,699	237,745
		565,299
PROFESSIONAL SERVICES — 1.3%
CBIZ, Inc. (b)	26,222	516,573
Exponent, Inc.	13,327	675,812
Forrester Research, Inc.	11,191	500,238
ICF International, Inc.	5,355	346,897
Kelly Services, Inc. Class A	12,466	255,304
		2,294,824
ROAD & RAIL — 0.5%
Heartland Express, Inc.	19,272	352,678
Marten Transport, Ltd.	13,759	222,758
Werner Enterprises, Inc.	11,941	352,737
		928,173
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Cabot Microelectronics Corp.	3,149	300,257
Diodes, Inc. (b)	9,390	302,921
DSP Group, Inc. (b)	24,483	274,210
Kulicke & Soffa Industries, Inc.	9,978	202,254
Nova Measuring Instruments, Ltd. (a) (b)	10,859	247,368
Photronics, Inc. (b)	29,314	283,760
Rudolph Technologies, Inc. (b)	8,332	170,556
Xperi Corp.	10,115	186,015
		1,967,341
SOFTWARE — 2.6%
ACI Worldwide, Inc. (b)	20,515	567,650
Agilysys, Inc. (b)	26,161	375,149
American Software, Inc. Class A	39,178	409,410
Appfolio, Inc. Class A (b)	6,265	371,013
Bottomline Technologies DE, Inc. (b)	10,280	493,440
CommVault Systems, Inc. (b)	4,477	264,546
Magic Software Enterprises, Ltd.	35,361	269,804
Manhattan Associates, Inc. (b)	5,479	232,145
MicroStrategy, Inc. Class A (b)	1,937	247,452
Monotype Imaging Holdings, Inc.	10,953	169,991
Security Description	Shares	Value
Progress Software Corp.	12,187	$ 432,517
Verint Systems, Inc. (b)	9,527	403,087
Zix Corp. (b)	57,456	329,223
		4,565,427
SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc. (a)	15,942	180,463
Cato Corp. Class A	18,492	263,881
Dick's Sporting Goods, Inc. (a)	6,995	218,244
Guess?, Inc.	16,723	347,337
Haverty Furniture Cos., Inc.	12,518	235,088
Monro, Inc. (a)	6,469	444,744
Murphy USA, Inc. (b)	4,090	313,457
Sally Beauty Holdings, Inc. (a) (b)	25,759	439,191
Sonic Automotive, Inc. Class A	14,766	203,180
		2,645,585
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Electronics For Imaging, Inc. (b)	9,024	223,795
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Culp, Inc.	10,839	204,857
Steven Madden, Ltd.	15,691	474,810
Unifi, Inc. (b)	8,143	185,986
Wolverine World Wide, Inc.	9,708	309,588
		1,175,241
THRIFTS & MORTGAGE FINANCE — 6.9%
BankFinancial Corp.	29,628	442,939
Capitol Federal Financial, Inc.	121,503	1,551,593
Dime Community Bancshares, Inc.	34,938	593,247
Entegra Financial Corp. (b)	12,714	263,815
FS Bancorp, Inc.	5,639	241,800
Home Bancorp, Inc.	15,355	543,567
Kearny Financial Corp.	103,529	1,327,242
Meridian Bancorp, Inc.	57,691	826,135
Northfield Bancorp, Inc.	76,244	1,033,106
Northwest Bancshares, Inc.	59,774	1,012,572
Oritani Financial Corp.	76,407	1,127,003
Territorial Bancorp, Inc.	16,274	422,799
Timberland Bancorp, Inc.	12,518	279,151
United Financial Bancorp, Inc.	42,693	627,587
Washington Federal, Inc.	18,291	488,553
Waterstone Financial, Inc.	44,891	752,373
Western New England Bancorp, Inc.	55,071	552,913
		12,086,395
TOBACCO — 0.5%
Universal Corp.	7,639	413,652
Vector Group, Ltd. (a)	42,499	413,515
		827,167
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	6,090	328,495
GATX Corp. (a)	5,814	411,689
Kaman Corp.	12,395	695,235

See accompanying notes to financial statements.
72

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MRC Global, Inc. (b)	7,411	$ 90,636
Nexeo Solutions, Inc. (a) (b)	47,241	405,800
NOW, Inc. (b)	16,329	190,070
Rush Enterprises, Inc. Class A	7,270	250,670
		2,372,595
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	9,196	336,206
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	19,086	253,080
Telephone & Data Systems, Inc.	12,252	398,680
		651,760
TOTAL COMMON STOCKS (Cost $187,248,992)		173,870,401
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	85,631	85,631
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,323,842	1,323,842
TOTAL SHORT-TERM INVESTMENTS (Cost $1,409,473)		1,409,473
TOTAL INVESTMENTS — 100.4% (Cost $188,658,465)		175,279,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(650,369)
NET ASSETS — 100.0%		$ 174,629,505

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$173,870,401	$—	$—	$173,870,401
Short-Term Investments	1,409,473	—	—	1,409,473
TOTAL INVESTMENTS	$175,279,874	$—	$—	$175,279,874
See accompanying notes to financial statements.
73

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	229,657	$ 229,657	$ 6,235,983	$ 6,380,009	$—	$—	85,631	$ 85,631	$ 2,070	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,526,649	2,526,649	7,929,166	9,131,973	—	—	1,323,842	1,323,842	27,483	—
Total		$2,756,306	$14,165,149	$15,511,982	$—	$—		$1,409,473	$29,553	$—
See accompanying notes to financial statements.
74

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75

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$365,152,312	$411,530,837	$424,773,303
Investments in affiliated issuers, at value	810,969	1,656,856	314,294
Total Investments	365,963,281	413,187,693	425,087,597
Cash	—	45,580	96
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	1,243,068	515,741	779,821
Dividends receivable — affiliated issuers	958	1,931	1,709
Securities lending income receivable — unaffiliated issuers	1,522	1,262	1,237
Securities lending income receivable — affiliated issuers	231	1,214	58
TOTAL ASSETS	367,209,060	413,753,421	425,870,518
LIABILITIES
Payable upon return of securities loaned	340,894	873,289	—
Payable for investments purchased	452,720	707,314	282,098
Advisory fee payable	65,897	73,497	74,080
Trustees’ fees and expenses payable	173	164	208
Accrued expenses and other liabilities	843	2,283	2,512
TOTAL LIABILITIES	860,527	1,656,547	358,898
NET ASSETS	$366,348,533	$412,096,874	$425,511,620
NET ASSETS CONSIST OF:
Paid-in Capital	$392,566,242	$466,310,881	$414,982,893
Total distributable earnings (loss)	(26,217,709)	(54,214,007)	10,528,727
NET ASSETS	$366,348,533	$412,096,874	$425,511,620
NET ASSET VALUE PER SHARE
Net asset value per share	$ 62.09	$ 62.92	$ 67.54
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,900,000	6,550,000	6,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$382,746,324	$425,796,802	$408,424,217
Investments in affiliated issuers	810,969	1,679,764	314,294
Total cost of investments	$383,557,293	$427,476,566	$408,738,511
* Includes investments in securities on loan, at value	$ 12,367,205	$ 8,558,054	$ 9,115,461
See accompanying notes to financial statements.
76

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$19,868,367	$22,883,446	$37,756,803	$159,712,248	$173,870,401
13,535	83,854	73,711	79,201	1,409,473
19,881,902	22,967,300	37,830,514	159,791,449	175,279,874
9,437	7	13	—	27
—	—	—	2,489	143
15,762	30,640	31,620	289,017	684,259
70	215	109	929	569
49	88	60	216	2,029
—	70	25	3	4,636
19,907,220	22,998,320	37,862,341	160,084,103	175,971,537

—	50,177	40,957	—	1,323,842
—	—	—	—	—
6,138	2,443	3,991	15,410	17,999
5	5	7	24	191
—	—	—	—	—
6,143	52,625	44,955	15,434	1,342,032
$19,901,077	$22,945,695	$37,817,386	$160,068,669	$174,629,505

$24,106,250	$26,999,870	$42,677,377	$157,688,647	$195,756,597
(4,205,173)	(4,054,175)	(4,859,991)	2,380,022	(21,127,092)
$19,901,077	$22,945,695	$37,817,386	$160,068,669	$174,629,505

$ 56.86	$ 91.78	$ 108.05	$ 88.93	$ 83.16
350,000	250,000	350,000	1,800,000	2,100,000

$23,574,798	$26,474,587	$41,038,902	$156,377,124	$187,248,992
13,535	93,587	75,101	79,201	1,409,473
$23,588,333	$26,568,174	$41,114,003	$156,456,325	$188,658,465
$ 584,781	$ 634,294	$ 515,457	$ 2,490,222	$ 12,900,885
77

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 7,412,331	$ 4,624,886	$ 5,085,260
Dividend income — affiliated issuers	2,969	7,275	4,989
Unaffiliated securities lending income	10,130	9,507	8,704
Affiliated securities lending income	3,385	10,583	3,038
Foreign taxes withheld	(580)	(658)	(284)
TOTAL INVESTMENT INCOME (LOSS)	7,428,235	4,651,593	5,101,707
EXPENSES
Advisory fee	413,045	552,073	463,831
Trustees’ fees and expenses	3,624	5,316	4,115
TOTAL EXPENSES	416,669	557,389	467,946
NET INVESTMENT INCOME (LOSS)	$ 7,011,566	$ 4,094,204	$ 4,633,761
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	592,960	(33,369,971)	1,837,291
Investments — affiliated issuers	—	(140,624)	—
In-kind redemptions — unaffiliated issuers	1,746,015	30,821,193	749,786
In-kind redemptions — affiliated issuers	—	80,230	—
Net realized gain (loss)	2,338,975	(2,609,172)	2,587,077
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(51,422,051)	(62,605,912)	(35,370,524)
Investments — affiliated issuers	—	(54,436)	—
Net change in unrealized appreciation/depreciation	(51,422,051)	(62,660,348)	(35,370,524)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(49,083,076)	(65,269,520)	(32,783,447)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(42,071,510)	$(61,175,316)	$(28,149,686)
See accompanying notes to financial statements.
78

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

198,502	$ 328,432	$ 293,065	$ 1,385,664	$ 2,930,195
2,459	509	466	3,716	2,070
242	530	275	966	13,304
57	506	216	14	27,483
—	(5)	(10)	—	(3,659)
201,260	329,972	294,012	1,390,360	2,969,393

43,967	14,930	21,513	75,441	114,101
187	177	275	945	1,836
44,154	15,107	21,788	76,386	115,937
$ 157,106	$ 314,865	$ 272,224	$ 1,313,974	$ 2,853,456

50,553	(122,165)	(894,476)	676,340	307,496
(226,582)	(2,748)	(9,270)	—	—
548,429	706,419	1,821,011	1,856,957	1,572,379
172,038	2,841	3,551	—	—
544,438	584,347	920,816	2,533,297	1,879,875

(3,992,062)	(3,193,089)	(5,101,927)	(6,430,488)	(25,890,381)
2,650	(8,734)	(2,792)	—	—
(3,989,412)	(3,201,823)	(5,104,719)	(6,430,488)	(25,890,381)
(3,444,974)	(2,617,476)	(4,183,903)	(3,897,191)	(24,010,506)
$(3,287,868)	$(2,302,611)	$(3,911,679)	$(2,583,217)	$(21,157,050)
79

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,011,566	$ 12,656,120	$ 4,094,204	$ 8,595,805
Net realized gain (loss)	2,338,975	29,940,396	(2,609,172)	40,779,425
Net change in unrealized appreciation/depreciation	(51,422,051)	4,825,124	(62,660,348)	15,877,929
Net increase (decrease) in net assets resulting from operations	(42,071,510)	47,421,640	(61,175,316)	65,253,159
Net equalization credits and charges	11,274	(11,954)	(61,119)	140,239
Distributions to shareholders (Note 10)	(7,353,379)	(43,411,988)	(4,184,398)	(40,887,974)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	23,951,075	124,584,628	35,985,777	270,896,971
Cost of shares redeemed	(13,156,785)	(120,920,703)	(160,100,019)	(162,823,725)
Net income equalization	(11,274)	11,954	61,119	(140,239)
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	10,783,016	3,675,879	(124,053,123)	107,933,007
Net increase (decrease) in net assets during the period	(38,630,599)	7,673,577	(189,473,956)	132,438,431
Net assets at beginning of period	404,979,132	397,305,555	601,570,830	469,132,399
NET ASSETS AT END OF PERIOD	$366,348,533	$ 404,979,132	$ 412,096,874	$ 601,570,830
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	1,750,000	550,000	3,650,000
Shares redeemed	(200,000)	(1,700,000)	(2,250,000)	(2,200,000)
Net increase (decrease) from share transactions	150,000	50,000	(1,700,000)	1,450,000
See accompanying notes to financial statements.
80

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF		SPDR S&P 1500 Value Tilt ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 4,633,761	$ 8,494,430	$ 157,106	$ 158,921	$ 314,865	$ 278,966
2,587,077	28,972,388	544,438	1,388,223	584,347	2,290,733
(35,370,524)	9,951,280	(3,989,412)	(323,979)	(3,201,823)	(1,190,899)
(28,149,686)	47,418,098	(3,287,868)	1,223,165	(2,302,611)	1,378,800
(11,254)	16,120	—	5,499	13,643	10,283
(4,953,031)	(31,729,513)	(188,855)	(245,042)	(332,394)	(290,092)

6,650,670	136,166,656	26,762,953	12,731,816	15,821,796	15,168,653
(3,734,064)	(128,579,316)	(19,067,906)	(6,435,657)	(5,472,449)	(10,254,116)
11,254	(16,120)	—	(5,499)	(13,643)	(10,283)
—	—	9,427	—	—	—
2,927,860	7,571,220	7,704,474	6,290,660	10,335,704	4,904,254
(30,186,111)	23,275,925	4,227,751	7,274,282	7,714,342	6,003,245
455,697,731	432,421,806	15,673,326	8,399,044	15,231,353	9,228,108
$425,511,620	$ 455,697,731	$ 19,901,077	$15,673,326	$22,945,695	$ 15,231,353

100,000	1,850,000	400,000	200,000	150,000	150,000
(50,000)	(1,750,000)	(300,000)	(100,000)	(50,000)	(100,000)
50,000	100,000	100,000	100,000	100,000	50,000
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 272,224	$ 360,369	$ 1,313,974	$ 1,895,887
Net realized gain (loss)	920,816	4,077,091	2,533,297	1,883,202
Net change in unrealized appreciation/depreciation	(5,104,719)	(569,408)	(6,430,488)	4,044,729
Net increase (decrease) in net assets resulting from operations	(3,911,679)	3,868,052	(2,583,217)	7,823,818
Net equalization credits and charges	28,689	(1,313)	191,683	25,345
Distributions to shareholders (Note 10)	(306,773)	(364,968)	(1,614,183)	(4,095,040)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	18,731,234	17,906,583	70,131,957	35,672,557
Cost of shares redeemed	(6,432,894)	(11,983,403)	(9,519,293)	(13,408,638)
Net income equalization	(28,689)	1,313	(191,683)	(25,345)
Net increase (decrease) in net assets from beneficial interest transactions	12,269,651	5,924,493	60,420,981	22,238,574
Net increase (decrease) in net assets during the period	8,079,888	9,426,264	56,415,264	25,992,697
Net assets at beginning of period	29,737,498	20,311,234	103,653,405	77,660,708
NET ASSETS AT END OF PERIOD	$37,817,386	$ 29,737,498	$160,068,669	$103,653,405
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	150,000	750,000	400,000
Shares redeemed	(50,000)	(100,000)	(100,000)	(150,000)
Net increase (decrease) from share transactions	100,000	50,000	650,000	250,000
See accompanying notes to financial statements.
82

SPDR SSGA US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 2,853,456	$ 5,465,636
1,879,875	15,199,276
(25,890,381)	1,831,693
(21,157,050)	22,496,605
(2,539)	(217,257)
(3,220,775)	(17,519,947)

13,353,977	113,637,240
(14,085,339)	(130,591,983)
2,539	217,257
(728,823)	(16,737,486)
(25,109,187)	(11,978,085)
199,738,692	211,716,777
$174,629,505	$ 199,738,692

150,000	1,250,000
(150,000)	(1,450,000)
—	(200,000)
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 70.43	$ 69.70	$ 63.57	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	2.21	2.08	1.21
Net realized and unrealized gain (loss) (b)	(8.28)	6.14	8.30	3.48
Total from investment operations	(7.08)	8.35	10.38	4.69
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.26)	(2.36)	(2.15)	(1.13)
Net realized gains	—	(5.26)	(2.10)	—
Total distributions	(1.26)	(7.62)	(4.25)	(1.13)
Net asset value, end of period	$ 62.09	$ 70.43	$ 69.70	$ 63.57
Total return (d)	(10.16)%	12.25%	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$366,349	$404,979	$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%(e)
Net investment income (loss)	3.40%(e)	3.15%	3.06%	3.50%(e)
Portfolio turnover rate (f)	2%(g)	36%	42%	44%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 72.92	$ 68.99	$ 61.23	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	1.16	1.11	0.65
Net realized and unrealized gain (loss) (b)	(9.96)	8.38	7.80	1.19
Total from investment operations	(9.42)	9.54	8.91	1.84
Net equalization credits and charges (a)	(0.01)	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.57)	(1.19)	(1.15)	(0.61)
Net realized gains	—	(4.44)	—	—
Total distributions	(0.57)	(5.63)	(1.15)	(0.61)
Net asset value, end of period	$ 62.92	$ 72.92	$ 68.99	$ 61.23
Total return (d)	(13.00)%	13.97%	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$412,097	$601,571	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.48%(e)	1.59%	1.70%	1.91%(e)
Portfolio turnover rate (f)	16%(g)	112%	101%	55%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$ 72.91	$ 70.31	$ 63.78	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	1.36	1.26	0.79
Net realized and unrealized gain (loss) (b)	(5.32)	6.31	7.69	3.73
Total from investment operations	(4.57)	7.67	8.95	4.52
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.80)	(1.41)	(1.29)	(0.75)
Net realized gains	—	(3.66)	(1.13)	—
Total distributions	(0.80)	(5.07)	(2.42)	(0.75)
Net asset value, end of period	$ 67.54	$ 72.91	$ 70.31	$ 63.78
Total return (d)	(6.32)%	11.03%	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$425,512	$455,698	$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%(e)
Net investment income (loss)	2.00%(e)	1.87%	1.88%	2.28%(e)
Portfolio turnover rate (f)	1%(g)	31%	37%	68%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$ 62.69	$ 55.99	$46.16	$50.09	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.78	0.71	0.78	0.26
Net realized and unrealized gain (loss) (b)	(5.89)	7.06	9.79	(3.50)	—
Total from investment operations	(5.48)	7.84	10.50	(2.72)	0.26
Net equalization credits and charges (a)	—	0.03	(0.01)	(0.01)	0.07
Other capital (a)	0.02	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.37)	(1.17)	(0.74)	(0.80)	(0.24)
Net realized gains	—	—	—	(0.40)	—
Total distributions	(0.37)	(1.17)	(0.74)	(1.20)	(0.24)
Net asset value, end of period	$ 56.86	$ 62.69	$55.99	$46.16	$ 50.09
Total return (c)	(8.75)%	14.08%	23.02%(d)	(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,901	$15,673	$8,399	$9,232	$15,028
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	1.25%(e)	1.28%	1.36%	1.65%	1.28%(e)
Portfolio turnover rate (f)	33%(g)	78%	97%	98%	18%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2017, the total return would have remained 22.82%. See Note 3.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$101.54	$ 92.28	$78.89	$83.36	$ 84.11	$70.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.32	2.11	1.89	1.88	1.74	1.45
Net realized and unrealized gain (loss) (b)	(9.81)	9.18	13.40	(1.28)	2.19	15.16
Total from investment operations	(8.49)	11.29	15.29	0.60	3.93	16.61
Net equalization credits and charges (a)	0.06	0.08	(0.01)	(0.05)	0.10	—
Distributions to shareholders from:
Net investment income	(1.33)	(2.11)	(1.89)	(1.92)	(1.71)	(1.45)
Net realized gains	—	—	—	(3.10)	(3.07)	(1.38)
Total distributions	(1.33)	(2.11)	(1.89)	(5.02)	(4.78)	(2.83)
Net asset value, end of period	$ 91.78	$101.54	$92.28	$78.89	$ 83.36	$84.11
Total return (c)	(8.39)%	12.38%	19.51%	0.87%	4.76%	23.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,946	$15,231	$9,228	$3,944	$12,504	$8,411
Ratios to average net assets:
Total expenses	0.12%(d)	0.13%	0.12%	0.13%	0.24%	0.35%
Net investment income (loss)	2.53%(d)	2.11%	2.14%	2.37%	2.06%	1.87%
Portfolio turnover rate (e)	2%(f)	14%	18%	12%	12%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$118.95	$101.56	$ 90.70	$ 88.05	$ 83.39	$ 67.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.92	1.68	1.85	1.58	1.39	1.06
Net realized and unrealized gain (loss) (b)	(10.98)	17.44	10.81	2.72	4.85	15.94
Total from investment operations	(10.06)	19.12	12.66	4.30	6.24	17.00
Net equalization credits and charges (a)	0.10	(0.01)	0.10	(0.04)	(0.03)	(0.01)
Distributions to shareholders from:
Net investment income	(0.94)	(1.72)	(1.90)	(1.61)	(1.27)	(1.00)
Net realized gains	—	—	—	—	(0.28)	(0.40)
Total distributions	(0.94)	(1.72)	(1.90)	(1.61)	(1.55)	(1.40)
Net asset value, end of period	$108.05	$118.95	$101.56	$ 90.70	$ 88.05	$ 83.39
Total return (c)	(8.43)%	18.91%	14.20%	4.93%	7.47%	25.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,817	$29,737	$20,311	$18,139	$17,611	$12,508
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.25%	0.35%
Net investment income (loss)	1.52%(d)	1.48%	1.95%	1.82%	1.61%	1.38%
Portfolio turnover rate (e)	26%(f)	55%	75%	62%	70%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 90.13	$ 86.29	$ 79.85	$ 72.41	$ 72.96	$ 62.81
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	1.83	1.75	1.97	1.79	1.63
Net realized and unrealized gain (loss) (b)	(1.27)	6.01	6.61	7.50	2.93	10.80
Total from investment operations	(0.28)	7.84	8.36	9.47	4.72	12.43
Net equalization credits and charges (a)	0.14	0.02	(0.02)	0.26	0.11	—
Distributions to shareholders from:
Net investment income	(1.06)	(1.85)	(1.82)	(1.94)	(1.71)	(1.55)
Net realized gains	—	(2.17)	(0.08)	(0.35)	(3.67)	(0.73)
Total distributions	(1.06)	(4.02)	(1.90)	(2.29)	(5.38)	(2.28)
Net asset value, end of period	$ 88.93	$ 90.13	$ 86.29	$ 79.85	$ 72.41	$ 72.96
Total return (c)	(0.20)%	9.16%	10.59%	13.72%	6.50%	20.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$160,069	$103,653	$77,661	$67,869	$28,962	$10,944
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.15%	0.20%
Net investment income (loss)	2.09%(d)	2.04%	2.14%	2.64%	2.41%	2.40%
Portfolio turnover rate (e)	2%(f)	20%	108%	68%	75%	59%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 95.11	$ 92.05	$ 77.70	$ 77.00	$ 73.85	$ 62.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.42	2.35	1.94	2.23	1.97	1.84
Net realized and unrealized gain (loss) (b)	(11.78)	8.23	14.83	0.49	3.40	12.33
Total from investment operations	(10.36)	10.58	16.77	2.72	5.37	14.17
Net equalization credits and charges (a)	(0.00)(c)	(0.09)	0.33	0.23	(0.18)	0.20
Distributions to shareholders from:
Net investment income	(1.59)	(2.48)	(2.45)	(2.15)	(1.65)	(1.90)
Net realized gains	—	(4.95)	(0.30)	(0.10)	(0.39)	(0.90)
Total distributions	(1.59)	(7.43)	(2.75)	(2.25)	(2.04)	(2.80)
Net asset value, end of period	$ 83.16	$ 95.11	$ 92.05	$ 77.70	$ 77.00	$ 73.85
Total return (d)	(10.98)%	11.80%	22.11%	4.00%	7.06%	23.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$174,630	$199,739	$211,717	$66,045	$34,649	$14,770
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.12%	0.18%	0.25%
Net investment income (loss)	3.00%(e)	2.54%	2.17%	2.97%	2.59%	2.65%
Portfolio turnover rate (f)	3%(g)	41%	158%	62%	38%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
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December 31, 2018 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Annual Rate
SPDR Russell 1000 Low Volatility Focus ETF	0.20%
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$10,463,418	$ 7,860,394
SPDR Russell 1000 Momentum Focus ETF	88,545,254	85,890,759
SPDR Russell 1000 Low Volatility Focus ETF	6,746,452	4,939,086
SPDR S&P 500 Buyback ETF	8,577,418	8,604,299
SPDR S&P 1500 Value Tilt ETF	638,280	517,006
SPDR S&P 1500 Momentum Tilt ETF	9,425,513	9,288,906
SPDR SSGA US Large Cap Low Volatility Index ETF	2,188,090	2,546,138
SPDR SSGA US Small Cap Low Volatility Index ETF	6,109,887	5,436,937
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$20,873,560	$ 13,155,993	$ 1,746,015
SPDR Russell 1000 Momentum Focus ETF	35,984,591	159,788,500	30,901,423
SPDR Russell 1000 Low Volatility Focus ETF	6,651,748	3,731,147	749,786
SPDR S&P 500 Buyback ETF	26,757,068	19,067,325	720,467
SPDR S&P 1500 Value Tilt ETF	15,808,044	5,451,094	709,260
SPDR S&P 1500 Momentum Tilt ETF	18,719,648	6,427,629	1,824,562
SPDR SSGA US Large Cap Low Volatility Index ETF	70,116,379	9,516,870	1,856,957
SPDR SSGA US Small Cap Low Volatility Index ETF	13,351,896	14,084,685	1,572,379
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The Tax Act under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$383,540,710	$24,016,484	$41,593,913	$(17,577,429)
SPDR Russell 1000 Momentum Focus ETF	427,671,292	18,175,429	32,659,028	(14,483,599)
SPDR Russell 1000 Low Volatility Focus ETF	408,818,866	49,269,062	33,000,331	16,268,731
SPDR S&P 500 Buyback ETF	23,589,918	167,917	3,875,933	(3,708,016)
SPDR S&P 1500 Value Tilt ETF	26,577,071	337,358	3,947,129	(3,609,771)
SPDR S&P 1500 Momentum Tilt ETF	41,117,448	545,386	3,832,320	(3,286,934)
SPDR SSGA US Large Cap Low Volatility Index ETF	156,463,955	8,398,180	5,070,686	3,327,494
SPDR SSGA US Small Cap Low Volatility Index ETF	188,703,220	9,169,159	22,592,505	(13,423,346)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 12,367,205	$ 340,894	$ 12,253,887	$ 12,594,781
SPDR Russell 1000 Momentum Focus ETF	8,558,054	873,289	7,835,358	8,708,647
SPDR Russell 1000 Low Volatility Focus ETF	9,115,461	—	9,327,866	9,327,866
SPDR S&P 500 Buyback ETF	584,781	—	592,553	592,553
SPDR S&P 1500 Value Tilt ETF	634,294	50,177	599,880	650,057
SPDR S&P 1500 Momentum Tilt ETF	515,457	40,957	483,234	524,191
SPDR SSGA US Large Cap Low Volatility Index ETF	2,490,222	—	2,519,966	2,519,966
SPDR SSGA US Small Cap Low Volatility Index ETF	12,900,885	1,323,842	11,871,779	13,195,621
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$ 340,894	$—	$—	$—	$ 340,894	$ 340,894
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	873,289	—	—	—	873,289	873,289
SPDR S&P 1500 Value Tilt ETF	Common Stocks	50,177	—	—	—	50,177	50,177
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	40,957	—	—	—	40,957	40,957
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	1,323,842	—	—	—	1,323,842	1,323,842
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Russell 1000 Yield Focus ETF	$ 13,454,538	$ 29,957,450	$ 43,411,988	$ —
SPDR Russell 1000 Momentum Focus ETF	$ 8,901,247	$ 31,986,727	$ 40,887,974	$ —
SPDR Russell 1000 Low Volatility Focus ETF	$ 8,846,219	$ 22,883,294	$ 31,729,513	$ —
SPDR S&P 500 Buyback ETF	$ 245,042	—	$ 245,042	$ —
SPDR S&P 1500 Value Tilt ETF	$ 290,092	—	$ 290,092	$ —
SPDR S&P 1500 Momentum Tilt ETF	$ 364,968	—	$ 364,968	$ 66,052
SPDR SSGA US Large Cap Low Volatility Index ETF	$ 1,929,685	$ 2,165,355	$ 4,095,040	$ —
SPDR SSGA US Small Cap Low Volatility Index ETF	$ 5,632,716	$ 11,887,231	$ 17,519,947	$ —
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$898.40	$0.96	$1,024.20	$1.02
SPDR Russell 1000 Momentum Focus ETF	0.20%	870.00	0.94	1,024.20	1.02
SPDR Russell 1000 Low Volatility Focus ETF	0.20%	936.80	0.98	1,024.20	1.02
SPDR S&P 500 Buyback ETF	0.35%	912.50	1.69	1,023.40	1.79
SPDR S&P 1500 Value Tilt ETF	0.12%	916.10	0.58	1,024.60	0.61
SPDR S&P 1500 Momentum Tilt ETF	0.12%	915.70	0.58	1,024.60	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12%	998.00	0.60	1,024.60	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12%	890.20	0.57	1,024.60	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
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SPDR® Series Trust - Equity Funds
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SPDRFACTORSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR Kensho Clean Power ETF
SPDR Kensho Final Frontiers ETF
SPDR Kensho Future Security ETF
SPDR Kensho Intelligent Structures ETF
SPDR Kensho New Economies Composite ETF
SPDR Kensho Smart Mobility ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
General Electric Co.	4.2%
Arcosa, Inc.	4.1
First Solar, Inc.	3.9
Enbridge, Inc.	3.8
Avangrid, Inc.	3.8
NextEra Energy, Inc.	3.7
ALLETE, Inc.	3.7
Sempra Energy	3.7
AES Corp.	3.6
Tesla, Inc.	3.6
TOTAL	38.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Utilities	42.8%
Industrials	23.2
Information Technology	20.7
Materials	4.2
Energy	3.8
Consumer Discretionary	3.6
Communication Services	1.3
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Aerojet Rocketdyne Holdings, Inc.	4.8%
Teledyne Technologies, Inc.	4.7
Boeing Co.	4.6
Harris Corp.	4.5
Hexcel Corp.	4.4
HEICO Corp.	4.4
Northrop Grumman Corp.	4.4
Raytheon Co.	4.3
Lockheed Martin Corp.	4.2
CACI International, Inc. Class A	4.2
TOTAL	44.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Industrials	74.1%
	Information Technology	17.6
	Energy	5.0
	Materials	3.1
	Short-Term Investment	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Palo Alto Networks, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9
Aerojet Rocketdyne Holdings, Inc.	1.9
Teledyne Technologies, Inc.	1.9
OSI Systems, Inc.	1.9
ForeScout Technologies, Inc.	1.9
FLIR Systems, Inc.	1.8
Imperva, Inc.	1.8
Boeing Co.	1.8
CyberArk Software, Ltd.	1.8
TOTAL	18.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Information Technology	57.4%
Industrials	38.9
Health Care	3.6
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Alarm.com Holdings, Inc.	3.7%
Xylem, Inc.	3.6
Qorvo, Inc.	3.6
Resideo Technologies, Inc.	3.5
Acuity Brands, Inc.	3.5
Cubic Corp.	3.5
Evoqua Water Technologies Corp.	3.5
Lear Corp.	3.5
Honeywell International, Inc.	3.4
Pentair PLC	3.4
TOTAL	35.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Industrials	45.3%
	Information Technology	37.4
	Communication Services	8.8
	Consumer Discretionary	6.0
	Utilities	2.4
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Bruker Corp.	1.3%
Kratos Defense & Security Solutions, Inc.	1.1
Tesla, Inc.	1.0
Raytheon Co.	1.0
Thermo Fisher Scientific, Inc.	0.9
ABB, Ltd. ADR	0.9
Microsoft Corp.	0.9
Lockheed Martin Corp.	0.8
Pacific Biosciences of California, Inc.	0.8
AMETEK, Inc.	0.8
TOTAL	9.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Information Technology	33.3%
	Industrials	23.3
	Health Care	14.4
	Communication Services	9.0
	Utilities	8.1
	Consumer Discretionary	6.5
	Materials	2.4
	Financials	1.6
	Energy	1.2
	Consumer Staples	0.1
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
WABCO Holdings, Inc.	2.9%
Honda Motor Co., Ltd. ADR	2.9
American Axle & Manufacturing Holdings, Inc.	2.9
Gentherm, Inc.	2.9
Aerovironment, Inc.	2.9
BorgWarner, Inc.	2.8
Fortive Corp.	2.8
Lear Corp.	2.8
Yandex NV Class A	2.8
Tesla, Inc.	2.7
TOTAL	28.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Consumer Discretionary	34.7%
	Information Technology	29.6
	Industrials	21.7
	Communication Services	10.0
	Energy	1.6
	Materials	1.6
	Financials	0.5
	Short-Term Investment	0.3
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUTOMOBILES — 3.6%
Tesla, Inc. (a)	314	$ 104,499
CHEMICALS — 4.2%
DowDuPont, Inc.	1,082	57,865
Huntsman Corp.	3,198	61,690
		119,555
CONSTRUCTION & ENGINEERING — 6.0%
Arcosa, Inc. (a)	4,270	118,236
Valmont Industries, Inc.	491	54,477
		172,713
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
ATN International, Inc.	536	38,340
ELECTRIC UTILITIES — 16.0%
ALLETE, Inc.	1,387	105,717
Avangrid, Inc.	2,158	108,094
Cia Paranaense de Energia ADR	3,067	24,015
Enel Americas SA ADR	10,809	96,416
Enel Chile SA ADR	4,174	20,661
NextEra Energy, Inc.	615	106,900
		461,803
ELECTRICAL EQUIPMENT — 12.2%
ABB, Ltd. ADR	3,084	58,627
American Superconductor Corp. (a)	1,006	11,217
Ballard Power Systems, Inc. (a)	9,592	22,925
Enphase Energy, Inc. (a)	13,463	63,680
Plug Power, Inc. (a)	19,346	23,989
Sunrun, Inc. (a)	8,055	87,719
TPI Composites, Inc. (a)	2,543	62,507
Vivint Solar, Inc. (a)	4,992	19,019
		349,683
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
AU Optronics Corp. ADR	5,370	21,158
Orbotech, Ltd. (a)	993	56,144
		77,302
GAS UTILITIES — 3.6%
New Jersey Resources Corp.	2,261	103,260
See accompanying notes to financial statements.
7

SPDR KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 15.4%
AES Corp.	7,239	$ 104,676
Atlantica Yield PLC	2,860	56,056
NRG Energy, Inc.	1,423	56,351
Ormat Technologies, Inc.	1,538	80,437
Pattern Energy Group, Inc. Class A	5,316	98,984
TerraForm Power, Inc. Class A	4,117	46,193
		442,697
INDUSTRIAL CONGLOMERATES — 4.2%
General Electric Co.	16,035	121,385
MACHINERY — 0.8%
Hyster-Yale Materials Handling, Inc.	369	22,863
MULTI-UTILITIES — 7.8%
Algonquin Power & Utilities Corp.	1,412	14,191
Consolidated Edison, Inc.	1,363	104,215
Sempra Energy	970	104,944
		223,350
OIL, GAS & CONSUMABLE FUELS — 3.8%
Enbridge, Inc.	3,521	109,432
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.0%
Applied Materials, Inc.	1,715	56,149
Canadian Solar, Inc. (a)	5,205	74,640
Daqo New Energy Corp. ADR (a)	2,271	53,141
First Solar, Inc. (a)	2,640	112,081
JinkoSolar Holding Co., Ltd. ADR (a)	4,168	41,222
SolarEdge Technologies, Inc. (a)	2,956	103,756
SunPower Corp. (a)	15,393	76,503
		517,492
TOTAL COMMON STOCKS (Cost $2,972,526)		2,864,374
See accompanying notes to financial statements.
8

SPDR KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $6,872)	6,872	$ 6,872
TOTAL INVESTMENTS — 99.8% (Cost $2,979,398)		2,871,246
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,006
NET ASSETS — 100.0%		$ 2,876,252
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,864,374	$—	$—	$2,864,374
Short-Term Investment	6,872	—	—	6,872
TOTAL INVESTMENTS	$2,871,246	$—	$—	$2,871,246
Affiliate Table
	Number of Shares Held at 10/23/2018*	Value at 10/23/2018*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$36,012	$29,140	$—	$—	6,872	$6,872	$32
*	Commencement of operations.
See accompanying notes to financial statements.
9

SPDR KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 68.0%
Aerojet Rocketdyne Holdings, Inc. (a)	3,515	$ 123,834
Boeing Co.	371	119,648
BWX Technologies, Inc.	2,034	77,760
Elbit Systems, Ltd.	112	12,770
Engility Holdings, Inc. (a)	1,927	54,842
General Dynamics Corp.	509	80,020
Harris Corp.	861	115,934
HEICO Corp.	1,479	114,593
Hexcel Corp.	2,017	115,655
L3 Technologies, Inc.	476	82,662
Lockheed Martin Corp.	420	109,973
Maxar Technologies, Ltd.	6,145	73,494
Mercury Systems, Inc. (a)	1,766	83,514
Moog, Inc. Class A	817	63,301
Northrop Grumman Corp.	466	114,123
Raytheon Co.	727	111,485
Teledyne Technologies, Inc. (a)	588	121,757
TransDigm Group, Inc. (a)	248	84,335
United Technologies Corp.	1,004	106,906
		1,766,606
CONSTRUCTION & ENGINEERING — 3.2%
Jacobs Engineering Group, Inc.	1,424	83,247
CONTAINERS & PACKAGING — 3.1%
Ball Corp.	1,760	80,925
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.1%
Amphenol Corp. Class A	1,019	82,559
Park Electrochemical Corp.	713	12,884
TE Connectivity, Ltd.	1,161	87,807
TTM Technologies, Inc. (a)	8,155	79,348
		262,598
ENERGY EQUIPMENT & SERVICES — 5.0%
Forum Energy Technologies, Inc. (a)	12,272	50,684
TechnipFMC PLC	4,054	79,377
		130,061
IT SERVICES — 4.2%
CACI International, Inc. Class A (a)	763	109,895
See accompanying notes to financial statements.
10

SPDR KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MACHINERY — 2.9%
ESCO Technologies, Inc.	610	$ 40,229
Standex International Corp.	499	33,523
		73,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	985	84,542
TOTAL COMMON STOCKS (Cost $2,997,753)		2,591,626
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $5,986)	5,986	5,986
TOTAL INVESTMENTS — 100.0% (Cost $3,003,739)		2,597,612
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		239
NET ASSETS — 100.0%		$ 2,597,851
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,591,626	$—	$—	$2,591,626
Short-Term Investment	5,986	—	—	5,986
TOTAL INVESTMENTS	$2,597,612	$—	$—	$2,597,612
See accompanying notes to financial statements.
11

SPDR KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

	Number of Shares Held at 10/23/2018*	Value at 10/23/2018*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$13,173	$7,187	$—	$—	5,986	$5,986	$36
*	Commencement of operations.
See accompanying notes to financial statements.
12

SPDR KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 35.4%
Aerojet Rocketdyne Holdings, Inc. (a)	4,761	$ 167,730
Aerovironment, Inc. (a)	2,328	158,188
Boeing Co.	503	162,218
Cubic Corp.	2,294	123,280
Elbit Systems, Ltd.	377	42,986
Embraer SA ADR	6,006	132,913
Engility Holdings, Inc. (a)	5,229	148,817
General Dynamics Corp.	756	118,851
Harris Corp.	1,166	157,002
HEICO Corp.	2,004	155,270
Huntington Ingalls Industries, Inc.	637	121,227
KeyW Holding Corp. (a)	7,313	48,924
Kratos Defense & Security Solutions, Inc. (a)	11,913	167,854
L3 Technologies, Inc.	707	122,778
Lockheed Martin Corp.	567	148,463
Maxar Technologies, Ltd.	11,443	136,858
Mercury Systems, Inc. (a)	2,623	124,042
Northrop Grumman Corp.	628	153,797
Raytheon Co.	984	150,896
Teledyne Technologies, Inc. (a)	796	164,828
Textron, Inc.	3,157	145,190
TransDigm Group, Inc. (a)	370	125,822
United Technologies Corp.	1,059	112,762
Vectrus, Inc. (a)	1,702	36,729
		3,127,425
BUILDING PRODUCTS — 0.6%
Griffon Corp.	5,512	57,600
COMMUNICATIONS EQUIPMENT — 13.1%
Cisco Systems, Inc.	3,482	150,875
Comtech Telecommunications Corp.	4,447	108,240
F5 Networks, Inc. (a)	983	159,275
Juniper Networks, Inc.	5,875	158,096
NETGEAR, Inc. (a)	3,095	161,033
NetScout Systems, Inc. (a)	6,314	149,200
Radware, Ltd. (a)	5,283	119,977
ViaSat, Inc. (a)	2,482	146,314
		1,153,010
See accompanying notes to financial statements.
13

SPDR KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 1.4%
Jacobs Engineering Group, Inc.	2,116	$ 123,701
ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	1,785	120,845
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.7%
Amphenol Corp. Class A	1,513	122,583
Belden, Inc.	3,420	142,853
FLIR Systems, Inc.	3,750	163,275
OSI Systems, Inc. (a)	2,236	163,899
Park Electrochemical Corp.	2,406	43,477
TE Connectivity, Ltd.	1,725	130,462
		766,549
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Varex Imaging Corp. (a)	6,751	159,864
IT SERVICES — 6.9%
Akamai Technologies, Inc. (a)	2,426	148,180
Leidos Holdings, Inc.	2,761	145,560
ManTech International Corp. Class A	3,028	158,350
VeriSign, Inc. (a)	1,056	156,594
		608,684
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Bruker Corp.	5,311	158,108
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Rambus, Inc. (a)	16,716	128,212
SOFTWARE — 25.7%
Check Point Software Technologies, Ltd. (a)	1,529	156,952
CyberArk Software, Ltd. (a)	2,181	161,699
FireEye, Inc. (a)	8,321	134,883
ForeScout Technologies, Inc. (a)	6,298	163,685
Fortinet, Inc. (a)	2,269	159,806
Imperva, Inc. (a)	2,927	163,005
Mimecast, Ltd. (a)	4,781	160,785
OneSpan, Inc. (a)	5,762	74,618
Palo Alto Networks, Inc. (a)	928	174,789
Proofpoint, Inc. (a)	1,780	149,182
Qualys, Inc. (a)	2,148	160,541
Rapid7, Inc. (a)	5,178	161,346
Symantec Corp.	7,423	140,258
Varonis Systems, Inc. (a)	2,857	151,135
See accompanying notes to financial statements.
14

SPDR KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Verint Systems, Inc. (a)	3,610	$ 152,739
		2,265,423
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Dell Technologies, Inc. Class C (a)	2,825	138,030
TOTAL COMMON STOCKS (Cost $9,668,087)		8,807,451
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $125,611)	125,611	125,611
TOTAL INVESTMENTS — 101.3% (Cost $9,793,698)		8,933,062
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(111,734)
NET ASSETS — 100.0%		$ 8,821,328
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,807,451	$—	$—	$8,807,451
Short-Term Investment	125,611	—	—	125,611
TOTAL INVESTMENTS	$8,933,062	$—	$—	$8,933,062
See accompanying notes to financial statements.
15

SPDR KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,081	$7,081	$411,649	$293,119	$—	$—	125,611	$125,611	$118
See accompanying notes to financial statements.
16

SPDR KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.5%
Cubic Corp.	3,205	$ 172,237
AUTO COMPONENTS — 3.5%
Lear Corp.	1,385	170,161
AUTOMOBILES — 1.9%
Toyota Motor Corp. ADR	781	90,659
BUILDING PRODUCTS — 6.8%
Johnson Controls International PLC	5,410	160,407
Resideo Technologies, Inc. (a)	8,393	172,476
		332,883
COMMERCIAL SERVICES & SUPPLIES — 4.7%
ADT, Inc.	23,716	142,533
Tetra Tech, Inc.	1,716	88,838
		231,371
COMMUNICATIONS EQUIPMENT — 1.8%
InterDigital, Inc.	1,301	86,425
CONSTRUCTION & ENGINEERING — 1.7%
NV5 Global, Inc. (a)	1,392	84,286
ELECTRICAL EQUIPMENT — 9.1%
ABB, Ltd. ADR	4,970	94,480
Acuity Brands, Inc.	1,499	172,310
AMETEK, Inc.	1,322	89,500
Hubbell, Inc.	901	89,505
		445,795
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.1%
Badger Meter, Inc.	1,564	76,965
Control4 Corp. (a)	8,678	152,733
Daktronics, Inc.	1,871	13,845
FLIR Systems, Inc.	2,162	94,134
Itron, Inc. (a)	3,398	160,691
TE Connectivity, Ltd.	1,278	96,655
		595,023
HOUSEHOLD DURABLES — 0.6%
Universal Electronics, Inc. (a)	1,252	31,651
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.9%
Atlantica Yield PLC	4,856	95,178
See accompanying notes to financial statements.
17

SPDR KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 6.8%
Honeywell International, Inc.	1,274	$ 168,321
Roper Technologies, Inc.	620	165,242
		333,563
INTERACTIVE MEDIA & SERVICES — 1.9%
Alphabet, Inc. Class A (a)	90	94,046
IT SERVICES — 3.6%
Amdocs, Ltd.	1,554	91,033
Luxoft Holding, Inc. (a)	2,836	86,271
		177,304
MACHINERY — 12.7%
Energy Recovery, Inc. (a)	3,282	22,088
Evoqua Water Technologies Corp. (a)	17,739	170,294
Mueller Water Products, Inc. Class A	9,349	85,076
Pentair PLC	4,448	168,045
Xylem, Inc.	2,690	179,477
		624,980
MEDIA — 3.3%
Charter Communications, Inc. Class A (a)	560	159,583
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
Intel Corp.	2,026	95,080
NXP Semiconductors NV	1,225	89,768
ON Semiconductor Corp. (a)	5,393	89,038
Qorvo, Inc. (a)	2,890	175,510
Rambus, Inc. (a)	9,344	71,668
Silicon Laboratories, Inc. (a)	1,139	89,765
STMicroelectronics NV	7,012	97,327
		708,156
SOFTWARE — 3.7%
Alarm.com Holdings, Inc. (a)	3,489	180,974
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Logitech International SA	2,864	89,586
WATER UTILITIES — 0.4%
AquaVenture Holdings, Ltd. (a)	1,142	21,572
WIRELESS TELECOMMUNICATION SERVICES — 3.7%
Rogers Communications, Inc. Class B	1,750	89,705
See accompanying notes to financial statements.
18

SPDR KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SK Telecom Co., Ltd. ADR	3,373	$ 90,396
		180,101
TOTAL COMMON STOCKS (Cost $5,890,078)		4,905,534
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $5,321)	5,321	5,321
TOTAL INVESTMENTS — 100.0% (Cost $5,895,399)		4,910,855
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		2,256
NET ASSETS — 100.0%		$ 4,913,111
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,905,534	$—	$—	$4,905,534
Short-Term Investment	5,321	—	—	5,321
TOTAL INVESTMENTS	$4,910,855	$—	$—	$4,910,855
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,844	$4,844	$33,986	$33,509	$—	$—	5,321	$5,321	$65
See accompanying notes to financial statements.
19

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 11.1%
Aerojet Rocketdyne Holdings, Inc. (a)	273	$ 9,618
Aerovironment, Inc. (a)	302	20,521
Boeing Co.	81	26,123
BWX Technologies, Inc.	113	4,320
Cubic Corp.	241	12,951
Elbit Systems, Ltd.	202	23,032
Embraer SA ADR	672	14,871
Engility Holdings, Inc. (a)	596	16,962
Esterline Technologies Corp. (a)	54	6,558
General Dynamics Corp.	54	8,489
Harris Corp.	230	30,970
HEICO Corp.	232	17,976
Hexcel Corp.	164	9,404
Huntington Ingalls Industries, Inc.	46	8,754
KeyW Holding Corp. (a)	957	6,402
Kratos Defense & Security Solutions, Inc. (a)	3,698	52,105
L3 Technologies, Inc.	164	28,480
Lockheed Martin Corp.	149	39,014
Maxar Technologies, Ltd.	646	7,726
Mercury Systems, Inc. (a)	334	15,795
Moog, Inc. Class A	134	10,382
Northrop Grumman Corp.	71	17,388
Raytheon Co.	291	44,625
Teledyne Technologies, Inc. (a)	154	31,889
Textron, Inc.	318	14,625
TransDigm Group, Inc. (a)	48	16,323
United Technologies Corp.	152	16,185
Vectrus, Inc. (a)	186	4,014
		515,502
AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	700	7,770
Aptiv PLC	43	2,647
BorgWarner, Inc.	269	9,345
Delphi Technologies PLC	306	4,382
Gentherm, Inc. (a)	243	9,715
Lear Corp.	137	16,832
Modine Manufacturing Co. (a)	502	5,427
Veoneer, Inc. (a)	98	2,310
See accompanying notes to financial statements.
20

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Visteon Corp. (a)	165	$ 9,946
		68,374
AUTOMOBILES — 2.6%
Fiat Chrysler Automobiles NV (a)	1,022	14,778
Ford Motor Co.	346	2,647
General Motors Co.	772	25,823
Honda Motor Co., Ltd. ADR	372	9,839
Tata Motors, Ltd. ADR (a)	659	8,027
Tesla, Inc. (a)	145	48,256
Toyota Motor Corp. ADR	98	11,376
		120,746
BANKS — 0.5%
Banco Santander Brasil SA ADR	798	8,882
Bank of Montreal	57	3,725
ICICI Bank, Ltd. ADR	887	9,127
ING Groep NV ADR	191	2,036
		23,770
BIOTECHNOLOGY — 3.8%
Abeona Therapeutics, Inc. (a)	696	4,969
Adaptimmune Therapeutics PLC ADR (a)	1,019	5,859
Alnylam Pharmaceuticals, Inc. (a)	81	5,906
Atara Biotherapeutics, Inc. (a)	156	5,419
Audentes Therapeutics, Inc. (a)	243	5,181
BioMarin Pharmaceutical, Inc. (a)	44	3,747
Bluebird Bio, Inc. (a)	46	4,563
Cellectis SA ADR (a)	249	4,146
CRISPR Therapeutics AG (a)	154	4,400
Dicerna Pharmaceuticals, Inc. (a)	413	4,415
Editas Medicine, Inc. (a)	200	4,550
Fate Therapeutics, Inc. (a)	444	5,697
Gilead Sciences, Inc.	80	5,004
Grifols SA ADR	388	7,124
Immunomedics, Inc. (a)	221	3,154
Inovio Pharmaceuticals, Inc. (a)	1,114	4,456
Intellia Therapeutics, Inc. (a)	324	4,423
Intrexon Corp. (a)	545	3,564
Ionis Pharmaceuticals, Inc. (a)	81	4,379
Iovance Biotherapeutics, Inc. (a)	588	5,204
Ligand Pharmaceuticals, Inc. (a)	29	3,935
Nightstar Therapeutics PLC ADR (a)	403	4,643
See accompanying notes to financial statements.
21

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ProQR Therapeutics NV (a)	288	$ 4,545
Regeneron Pharmaceuticals, Inc. (a)	13	4,855
REGENXBIO, Inc. (a)	90	3,776
Rocket Pharmaceuticals, Inc. (a)	395	5,854
Sangamo Therapeutics, Inc. (a)	540	6,199
Sarepta Therapeutics, Inc. (a)	47	5,129
Seattle Genetics, Inc. (a)	76	4,306
Solid Biosciences, Inc. (a)	181	4,851
Spark Therapeutics, Inc. (a)	144	5,636
Ultragenyx Pharmaceutical, Inc. (a)	81	3,522
uniQure NV (a)	181	5,216
Vericel Corp. (a)	333	5,794
Voyager Therapeutics, Inc. (a)	461	4,333
Xencor, Inc. (a)	144	5,207
ZIOPHARM Oncology, Inc. (a)	1,820	3,403
		177,364
BUILDING PRODUCTS — 1.1%
Griffon Corp.	613	6,406
Johnson Controls International PLC	822	24,372
Resideo Technologies, Inc. (a)	932	19,153
		49,931
CAPITAL MARKETS — 0.1%
BlackRock, Inc.	6	2,357
Charles Schwab Corp.	50	2,077
TD Ameritrade Holding Corp.	45	2,203
		6,637
CHEMICALS — 1.0%
DowDuPont, Inc.	111	5,936
Huntsman Corp.	300	5,787
Ingevity Corp. (a)	404	33,811
		45,534
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT, Inc.	2,535	15,235
Tetra Tech, Inc.	53	2,744
		17,979
COMMUNICATIONS EQUIPMENT — 2.1%
CalAmp Corp. (a)	1,363	17,733
Cisco Systems, Inc.	195	8,449
Comtech Telecommunications Corp.	423	10,296
See accompanying notes to financial statements.
22

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
F5 Networks, Inc. (a)	51	$ 8,264
InterDigital, Inc.	49	3,255
Ituran Location & Control, Ltd.	228	7,310
Juniper Networks, Inc.	306	8,234
NETGEAR, Inc. (a)	161	8,377
NetScout Systems, Inc. (a)	354	8,365
Radware, Ltd. (a)	385	8,743
Ribbon Communications, Inc. (a)	482	2,323
ViaSat, Inc. (a)	140	8,253
		99,602
CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	431	7,034
Arcosa, Inc. (a)	291	8,058
Jacobs Engineering Group, Inc.	88	5,144
NV5 Global, Inc. (a)	45	2,725
Valmont Industries, Inc.	50	5,547
		28,508
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	169	3,829
Green Dot Corp. Class A (a)	109	8,668
LendingClub Corp. (a)	1,206	3,172
LexinFintech Holdings, Ltd. ADR (a)	287	2,081
PPDAI Group, Inc. ADR (a)	487	1,753
Qudian, Inc. ADR (a)	933	4,002
Yirendai, Ltd. ADR	245	2,634
		26,139
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	147	6,759
DIVERSIFIED FINANCIAL SERVICES — 0.3%
On Deck Capital, Inc. (a)	356	2,100
ORIX Corp. ADR	152	10,876
		12,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
ATN International, Inc.	252	18,026
ORBCOMM, Inc. (a)	2,852	23,557
Vonage Holdings Corp. (a)	2,023	17,661
		59,244
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	343	26,143
See accompanying notes to financial statements.
23

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Avangrid, Inc.	544	$ 27,249
Cia Paranaense de Energia ADR	1,653	12,943
Enel Americas SA ADR	3,244	28,936
Enel Chile SA ADR	2,525	12,499
NextEra Energy, Inc.	151	26,247
		134,017
ELECTRICAL EQUIPMENT — 3.3%
ABB, Ltd. ADR	2,102	39,959
Acuity Brands, Inc.	156	17,932
American Superconductor Corp. (a)	241	2,687
AMETEK, Inc.	569	38,521
Ballard Power Systems, Inc. (a)	5,074	12,127
Enphase Energy, Inc. (a)	1,641	7,762
Hubbell, Inc.	34	3,378
Plug Power, Inc. (a)	9,893	12,267
Sunrun, Inc. (a)	693	7,547
TPI Composites, Inc. (a)	370	9,095
Vivint Solar, Inc. (a)	689	2,625
		153,900
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Amphenol Corp. Class A	74	5,996
AU Optronics Corp. ADR	1,497	5,898
Badger Meter, Inc.	126	6,201
Belden, Inc.	166	6,934
Control4 Corp. (a)	704	12,390
Daktronics, Inc.	286	2,116
FARO Technologies, Inc. (a)	847	34,422
Fitbit, Inc. Class A (a)	5,445	27,062
FLIR Systems, Inc.	771	33,569
Huami Corp. ADR (a)	305	2,998
IPG Photonics Corp. (a)	59	6,684
Itron, Inc. (a)	119	5,628
Keysight Technologies, Inc. (a)	374	23,218
Maxwell Technologies, Inc. (a)	997	2,064
Orbotech, Ltd. (a)	121	6,841
OSI Systems, Inc. (a)	327	23,969
Park Electrochemical Corp.	261	4,716
Rogers Corp. (a)	86	8,519
TE Connectivity, Ltd.	256	19,361
Trimble, Inc. (a)	727	23,926
See accompanying notes to financial statements.
24

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	563	$ 5,478
		267,990
ENERGY EQUIPMENT & SERVICES — 0.5%
Forum Energy Technologies, Inc. (a)	2,426	10,019
Oceaneering International, Inc. (a)	474	5,736
TechnipFMC PLC	405	7,930
		23,685
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	121	5,635
Changyou.com, Ltd. ADR	263	4,808
Glu Mobile, Inc. (a)	1,177	9,498
NetEase, Inc. ADR	101	23,772
Pandora Media, Inc. (a)	976	7,896
Zynga, Inc. Class A (a)	3,531	13,877
		65,486
GAS UTILITIES — 0.6%
New Jersey Resources Corp.	559	25,530
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abbott Laboratories	186	13,453
Accuray, Inc. (a)	2,774	9,459
AngioDynamics, Inc. (a)	1,027	20,674
Boston Scientific Corp. (a)	355	12,546
CONMED Corp.	119	7,640
Danaher Corp.	215	22,171
Ekso Bionics Holdings, Inc. (a)	2,336	2,897
Globus Medical, Inc. Class A (a)	249	10,777
Intuitive Surgical, Inc. (a)	25	11,973
iRhythm Technologies, Inc. (a)	336	23,345
Koninklijke Philips NV	344	12,078
Masimo Corp. (a)	223	23,943
Medtronic PLC	143	13,007
Smith & Nephew PLC ADR	224	8,373
Stryker Corp.	76	11,913
TransEnterix, Inc. (a)	3,999	9,038
Varex Imaging Corp. (a)	872	20,649
		233,936
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	28	1,670
See accompanying notes to financial statements.
25

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	64	$ 7,070
		8,740
HEALTH CARE TECHNOLOGY — 0.2%
Omnicell, Inc. (a)	180	11,023
HOUSEHOLD DURABLES — 1.6%
Garmin, Ltd.	486	30,773
GoPro, Inc. Class A (a)	1,175	4,982
iRobot Corp. (a)	142	11,891
Universal Electronics, Inc. (a)	379	9,581
Vuzix Corp. (a)	3,581	17,225
		74,452
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.3%
AES Corp.	1,746	25,247
Atlantica Yield PLC	1,694	33,202
NRG Energy, Inc.	166	6,574
Ormat Technologies, Inc.	695	36,349
Pattern Energy Group, Inc. Class A	1,377	25,640
TerraForm Power, Inc. Class A	2,437	27,343
		154,355
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	107	20,388
General Electric Co.	1,115	8,441
Honeywell International, Inc.	161	21,271
Roper Technologies, Inc.	124	33,048
		83,148
INSURANCE — 0.1%
Aegon NV	391	1,818
Allstate Corp.	27	2,231
Progressive Corp.	36	2,172
		6,221
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A (a)	27	28,214
Baidu, Inc. ADR (a)	81	12,846
Facebook, Inc. Class (a)	166	21,761
IAC/InterActiveCorp (a)	66	12,081
LINE Corp. ADR (a)	495	16,884
Match Group, Inc.	249	10,650
Meet Group, Inc. (a)	1,951	9,033
See accompanying notes to financial statements.
26

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Momo, Inc. ADR (a)	384	$ 9,120
Snap, Inc. Class A (a)	2,869	15,808
Twitter, Inc. (a)	370	10,634
Weibo Corp. ADR (a)	218	12,738
Yandex NV Class A (a)	902	24,670
Yelp, Inc. (a)	301	10,532
YY, Inc. ADR (a)	201	12,032
		207,003
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Alibaba Group Holding, Ltd. ADR (a)	58	7,950
MercadoLibre, Inc.	41	12,007
		19,957
IT SERVICES — 5.4%
Akamai Technologies, Inc. (a)	124	7,574
Amdocs, Ltd.	202	11,833
CACI International, Inc. Class A (a)	54	7,778
Fidelity National Information Services, Inc.	130	13,332
First Data Corp. Class A (a)	751	12,700
Fiserv, Inc. (a)	114	8,378
Leidos Holdings, Inc.	368	19,401
Luxoft Holding, Inc. (a)	122	3,711
ManTech International Corp. Class A	550	28,762
Mastercard, Inc. Class A	45	8,489
Net 1 UEPS Technologies, Inc. (a)	2,139	10,032
Pagseguro Digital, Ltd. Class A (a)	651	12,193
PayPal Holdings, Inc. (a)	158	13,286
QIWI PLC ADR (a)	599	8,470
Shopify, Inc. Class A (a)	93	12,876
Square, Inc. Class A (a)	187	10,489
Twilio, Inc. Class A (a)	358	31,969
VeriSign, Inc. (a)	63	9,342
Visa, Inc. Class A	64	8,444
Worldpay, Inc. Class A (a)	166	12,687
		251,746
LIFE SCIENCES TOOLS & SERVICES — 4.7%
Accelerate Diagnostics, Inc. (a)	886	10,189
Agilent Technologies, Inc.	126	8,500
Bruker Corp.	1,963	58,439
Charles River Laboratories International, Inc. (a)	94	10,639
Codexis, Inc. (a)	345	5,761
See accompanying notes to financial statements.
27

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Luminex Corp.	819	$ 18,927
Mettler-Toledo International, Inc. (a)	14	7,918
Pacific Biosciences of California, Inc. (a)	5,247	38,828
PerkinElmer, Inc.	100	7,855
QIAGEN NV (a)	237	8,165
Thermo Fisher Scientific, Inc.	185	41,401
		216,622
MACHINERY — 4.1%
Dover Corp.	95	6,740
Energy Recovery, Inc. (a)	432	2,907
ESCO Technologies, Inc.	107	7,057
Evoqua Water Technologies Corp. (a)	644	6,182
ExOne Co. (a)	1,230	8,143
Fortive Corp.	366	24,763
Hyster-Yale Materials Handling, Inc.	170	10,533
John Bean Technologies Corp.	151	10,843
Lincoln Electric Holdings, Inc.	155	12,222
Luxfer Holdings PLC	255	4,496
Lydall, Inc. (a)	918	18,645
Mueller Water Products, Inc. Class A	342	3,112
Pentair PLC	154	5,818
Proto Labs, Inc. (a)	260	29,325
Standex International Corp.	81	5,442
WABCO Holdings, Inc. (a)	283	30,377
Xylem, Inc.	94	6,272
		192,877
MEDIA — 0.6%
CBS Corp. Class B	145	6,340
Charter Communications, Inc. Class A (a)	62	17,668
Sirius XM Holdings, Inc.	547	3,123
		27,131
METALS & MINING — 1.2%
Allegheny Technologies, Inc. (a)	1,196	26,037
ArcelorMittal	263	5,436
Carpenter Technology Corp.	734	26,138
		57,611
MULTI-UTILITIES — 1.3%
Algonquin Power & Utilities Corp.	741	7,447
Consolidated Edison, Inc.	352	26,914
See accompanying notes to financial statements.
28

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sempra Energy	243	$ 26,290
		60,651
OIL, GAS & CONSUMABLE FUELS — 0.7%
Enbridge, Inc.	835	25,952
Royal Dutch Shell PLC Class A ADR	103	6,002
		31,954
PHARMACEUTICALS — 0.5%
Mallinckrodt PLC (a)	134	2,117
Medicines Co. (a)	270	5,168
Novartis AG ADR	48	4,119
Sanofi ADR	94	4,081
Sienna Biopharmaceuticals, Inc. (a)	1,269	2,944
WaVe Life Sciences, Ltd. (a)	107	4,498
		22,927
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a)	967	21,738
Hertz Global Holdings, Inc. (a)	1,474	20,120
		41,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Advanced Micro Devices, Inc. (a)	297	5,483
Ambarella, Inc. (a)	506	17,700
Analog Devices, Inc.	97	8,326
Applied Materials, Inc.	186	6,090
Brooks Automation, Inc.	436	11,414
Camtek, Ltd.	1,734	11,739
Canadian Solar, Inc. (a)	597	8,561
Daqo New Energy Corp. ADR (a)	392	9,173
First Solar, Inc. (a)	206	8,746
Himax Technologies, Inc. ADR	2,725	9,347
Intel Corp.	305	14,314
JinkoSolar Holding Co., Ltd. ADR (a)	1,000	9,890
KLA-Tencor Corp.	423	37,854
NeoPhotonics Corp. (a)	2,606	16,887
NVE Corp.	231	20,222
NVIDIA Corp.	112	14,952
NXP Semiconductors NV	173	12,677
ON Semiconductor Corp. (a)	295	4,870
Qorvo, Inc. (a)	267	16,215
Rambus, Inc. (a)	2,760	21,169
Silicon Laboratories, Inc. (a)	157	12,373
See accompanying notes to financial statements.
29

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	404	$ 14,180
STMicroelectronics NV	1,607	22,305
SunPower Corp. (a)	1,448	7,197
Teradyne, Inc.	351	11,014
Texas Instruments, Inc.	87	8,221
Ultra Clean Holdings, Inc. (a)	903	7,648
Xperi Corp.	122	2,244
		350,811
SOFTWARE — 9.0%
8x8, Inc. (a)	1,569	28,305
ACI Worldwide, Inc. (a)	469	12,977
Agilysys, Inc. (a)	227	3,255
Alarm.com Holdings, Inc. (a)	441	22,875
Alteryx, Inc. Class A (a)	512	30,449
ANSYS, Inc. (a)	145	20,726
Atlassian Corp. PLC Class A (a)	353	31,410
Autodesk, Inc. (a)	159	20,449
Blackbaud, Inc.	33	2,076
Check Point Software Technologies, Ltd. (a)	81	8,315
Cheetah Mobile, Inc. ADR (a)	274	1,674
CyberArk Software, Ltd. (a)	131	9,712
FireEye, Inc. (a)	483	7,829
ForeScout Technologies, Inc. (a)	325	8,447
Fortinet, Inc. (a)	109	7,677
Imperva, Inc. (a)	161	8,966
Materialise NV ADR (a)	672	13,460
Microsoft Corp.	390	39,612
Mimecast, Ltd. (a)	256	8,609
MiX Telematics, Ltd. ADR	860	13,459
Nuance Communications, Inc. (a)	92	1,217
OneSpan, Inc. (a)	609	7,887
Palo Alto Networks, Inc. (a)	49	9,229
Proofpoint, Inc. (a)	98	8,213
PTC, Inc. (a)	129	10,694
Q2 Holdings, Inc. (a)	176	8,721
Qualys, Inc. (a)	125	9,343
Rapid7, Inc. (a)	247	7,697
RingCentral, Inc. Class A (a)	345	28,442
Symantec Corp.	492	9,296
Varonis Systems, Inc. (a)	146	7,723
See accompanying notes to financial statements.
30

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Verint Systems, Inc. (a)	196	$ 8,293
		417,037
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
3D Systems Corp. (a)	3,458	35,168
Apple, Inc.	223	35,176
Dell Technologies, Inc. Class C (a)	181	8,872
HP, Inc.	1,364	27,907
Immersion Corp. (a)	1,012	9,068
Logitech International SA	347	10,854
NCR Corp. (a)	526	12,140
Stratasys, Ltd. (a)	1,491	26,853
		166,038
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Fossil Group, Inc. (a)	1,187	18,671
TOBACCO — 0.1%
22nd Century Group, Inc. (a)	2,068	5,149
WATER UTILITIES — 0.0%
AquaVenture Holdings, Ltd. (a)	110	2,078
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
China Mobile, Ltd. ADR	185	8,880
PLDT, Inc. ADR	297	6,350
Rogers Communications, Inc. Class B	248	12,712
SK Telecom Co., Ltd. ADR	834	22,351
Vodafone Group PLC ADR	456	8,792
		59,085
TOTAL COMMON STOCKS (Cost $4,971,955)		4,650,754
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $4,996)	4,996	4,996
TOTAL INVESTMENTS — 100.0% (Cost $4,976,951)		4,655,750
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		393
NET ASSETS — 100.0%		$ 4,656,143

See accompanying notes to financial statements.
31

SPDR KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,650,754	$—	$—	$4,650,754
Short-Term Investment	4,996	—	—	4,996
TOTAL INVESTMENTS	$4,655,750	$—	$—	$4,655,750
	Number of Shares Held at 10/23/18*	Value at 10/23/18*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$73,991	$68,995	$—	$—	4,996	$4,996	$35
*	Commencement of operations.
See accompanying notes to financial statements.
32

SPDR KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 5.9%
Aerovironment, Inc. (a)	1,968	$ 133,725
HEICO Corp.	950	73,606
United Technologies Corp.	645	68,680
		276,011
AUTO COMPONENTS — 20.1%
American Axle & Manufacturing Holdings, Inc. (a)	12,127	134,610
Aptiv PLC	2,048	126,096
BorgWarner, Inc.	3,845	133,575
Delphi Technologies PLC	4,728	67,705
Gentherm, Inc. (a)	3,346	133,773
Lear Corp.	1,077	132,320
Modine Manufacturing Co. (a)	3,854	41,662
Veoneer, Inc. (a)	4,381	103,260
Visteon Corp. (a)	1,140	68,719
		941,720
AUTOMOBILES — 14.6%
Fiat Chrysler Automobiles NV (a)	4,999	72,286
Ford Motor Co.	15,579	119,179
General Motors Co.	2,211	73,958
Honda Motor Co., Ltd. ADR	5,110	135,160
Tata Motors, Ltd. ADR (a)	6,841	83,323
Tesla, Inc. (a)	384	127,795
Toyota Motor Corp. ADR	639	74,175
		685,876
BUILDING PRODUCTS — 1.5%
Johnson Controls International PLC	2,358	69,915
COMMUNICATIONS EQUIPMENT — 3.2%
CalAmp Corp. (a)	5,855	76,174
Comtech Telecommunications Corp.	2,477	60,290
Ituran Location & Control, Ltd.	512	16,415
		152,879
DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. ADR	331	23,683
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
ORBCOMM, Inc. (a)	7,831	64,684
ELECTRICAL EQUIPMENT — 3.3%
ABB, Ltd. ADR	4,068	77,333
See accompanying notes to financial statements.
33

SPDR KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ballard Power Systems, Inc. (a)	15,747	$ 37,635
Plug Power, Inc. (a)	31,955	39,624
		154,592
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Rogers Corp. (a)	1,198	118,674
Trimble, Inc. (a)	3,872	127,427
		246,101
INTERACTIVE MEDIA & SERVICES — 5.9%
Alphabet, Inc. Class A (a)	74	77,327
Baidu, Inc. ADR (a)	427	67,722
Yandex NV Class A (a)	4,791	131,034
		276,083
IT SERVICES — 1.5%
Luxoft Holding, Inc. (a)	2,322	70,635
MACHINERY — 7.2%
Fortive Corp.	1,965	132,952
Hyster-Yale Materials Handling, Inc.	610	37,796
Luxfer Holdings PLC	1,684	29,689
WABCO Holdings, Inc. (a)	1,272	136,536
		336,973
MEDIA — 2.7%
Sirius XM Holdings, Inc.	22,090	126,134
METALS & MINING — 1.6%
ArcelorMittal	3,550	73,379
OIL, GAS & CONSUMABLE FUELS — 1.6%
Royal Dutch Shell PLC Class A ADR	1,293	75,343
ROAD & RAIL — 3.9%
Avis Budget Group, Inc. (a)	5,238	117,750
Hertz Global Holdings, Inc. (a)	4,648	63,445
		181,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.2%
Ambarella, Inc. (a)	2,013	70,415
Analog Devices, Inc.	887	76,131
Intel Corp.	1,658	77,810
NVIDIA Corp.	522	69,687
NXP Semiconductors NV	1,002	73,426
ON Semiconductor Corp. (a)	4,414	72,875
SolarEdge Technologies, Inc. (a)	2,016	70,762
See accompanying notes to financial statements.
34

SPDR KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	5,765	$ 80,018
Texas Instruments, Inc.	830	78,435
Xperi Corp.	4,795	88,180
		757,739
SOFTWARE — 3.4%
ANSYS, Inc. (a)	506	72,327
MiX Telematics, Ltd. ADR	1,338	20,940
Nuance Communications, Inc. (a)	5,068	67,050
		160,317
TOTAL COMMON STOCKS (Cost $6,003,347)		4,673,259
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $12,923)	12,923	12,923
TOTAL INVESTMENTS — 100.0% (Cost $6,016,270)		4,686,182
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(953)
NET ASSETS — 100.0%		$ 4,685,229
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,673,259	$—	$—	$4,673,259
Short-Term Investment	12,923	—	—	12,923
TOTAL INVESTMENTS	$4,686,182	$—	$—	$4,686,182
See accompanying notes to financial statements.
35

SPDR KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,127	$9,127	$261,627	$257,831	$—	$—	12,923	$12,923	$76
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Kensho Clean Power ETF	SPDR Kensho Final Frontiers ETF	SPDR Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,864,374	$2,591,626	$8,807,451
Investments in affiliated issuers, at value	6,872	5,986	125,611
Total Investments	2,871,246	2,597,612	8,933,062
Cash	—	335	815
Dividends receivable — unaffiliated issuers	6,180	949	1,698
Dividends receivable — affiliated issuers	16	19	43
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	2,877,442	2,598,915	8,935,618
LIABILITIES
Payable for investments purchased	—	—	110,703
Advisory fee payable	1,182	1,056	3,585
Trustees’ fees and expenses payable	8	8	2
TOTAL LIABILITIES	1,190	1,064	114,290
NET ASSETS	$2,876,252	$2,597,851	$8,821,328
NET ASSETS CONSIST OF:
Paid-in Capital	$3,039,996	$3,025,256	$9,732,785
Total distributable earnings (loss)	(163,744)	(427,405)	(911,457)
NET ASSETS	$2,876,252	$2,597,851	$8,821,328
NET ASSET VALUE PER SHARE
Net asset value per share	$ 28.76	$ 25.98	$ 29.40
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	100,000	300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,972,526	$2,997,753	$9,668,087
Investments in affiliated issuers	6,872	5,986	125,611
Total cost of investments	$2,979,398	$3,003,739	$9,793,698
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

	SPDR Kensho Intelligent Structures ETF	SPDR Kensho New Economies Composite ETF	SPDR Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value	$ 4,905,534	$4,650,754	$ 4,673,259
Investments in affiliated issuers, at value	5,321	4,996	12,923
Total Investments	4,910,855	4,655,750	4,686,182
Cash	—	13,181	—
Dividends receivable — unaffiliated issuers	3,900	2,672	989
Dividends receivable — affiliated issuers	19	11	38
Receivable for foreign taxes recoverable	349	—	—
TOTAL ASSETS	4,915,123	4,671,614	4,687,209
LIABILITIES
Payable for investments purchased	—	14,624	—
Advisory fee payable	2,011	840	1,978
Trustees’ fees and expenses payable	1	7	2
TOTAL LIABILITIES	2,012	15,471	1,980
NET ASSETS	$ 4,913,111	$4,656,143	$ 4,685,229
NET ASSETS CONSIST OF:
Paid-in Capital	$ 6,080,644	$5,313,644	$ 6,143,509
Total distributable earnings (loss)	(1,167,533)	(657,501)	(1,458,280)
NET ASSETS	$ 4,913,111	$4,656,143	$ 4,685,229
NET ASSET VALUE PER SHARE
Net asset value per share	$ 24.57	$ 26.61	$ 23.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	175,000	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 5,890,078	$4,971,955	$ 6,003,347
Investments in affiliated issuers	5,321	4,996	12,923
Total cost of investments	$ 5,895,399	$4,976,951	$ 6,016,270
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2018 (Unaudited)

	SPDR Kensho Clean Power ETF(a)	SPDR Kensho Final Frontiers ETF(a)	SPDR Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 15,128	$ 7,751	$ 29,822
Dividend income — affiliated issuers	32	36	118
Foreign taxes withheld	(309)	(96)	(479)
TOTAL INVESTMENT INCOME (LOSS)	14,851	7,691	29,461
EXPENSES
Advisory fee	2,626	2,445	20,959
Trustees’ fees and expenses	8	9	70
TOTAL EXPENSES	2,634	2,454	21,029
NET INVESTMENT INCOME (LOSS)	12,217	5,237	8,432
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(57,691)	(22,361)	(48,197)
In-kind redemptions — unaffiliated issuers	22,462	(16,754)	147,039
Foreign currency transactions	4	(7)	(15)
Net realized gain (loss)	(35,225)	(39,122)	98,827
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(108,152)	(406,127)	(1,219,692)
Foreign currency translations	—	—	2
Net change in unrealized appreciation/depreciation	(108,152)	(406,127)	(1,219,690)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(143,377)	(445,249)	(1,120,863)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(131,160)	$(440,012)	$(1,112,431)
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Period Ended December 31, 2018 (Unaudited)

	SPDR Kensho Intelligent Structures ETF	SPDR Kensho New Economies Composite ETF(a)	SPDR Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 30,795	$ 9,773	$ 27,288
Dividend income — affiliated issuers	65	35	76
Foreign taxes withheld	(851)	(174)	(945)
TOTAL INVESTMENT INCOME (LOSS)	30,009	9,634	26,419
EXPENSES
Advisory fee	12,574	1,943	13,084
Trustees’ fees and expenses	43	8	46
TOTAL EXPENSES	12,617	1,951	13,130
NET INVESTMENT INCOME (LOSS)	17,392	7,683	13,289
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(170,230)	(337,855)	(113,312)
In-kind redemptions — unaffiliated issuers	(34)	(445)	(26,248)
Foreign currency transactions	1	(2)	—
Net realized gain (loss)	(170,263)	(338,302)	(139,560)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(807,648)	(321,201)	(1,085,353)
Foreign currency translations	(5)	—	—
Net change in unrealized appreciation/depreciation	(807,653)	(321,201)	(1,085,353)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(977,916)	(659,503)	(1,224,913)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(960,524)	$(651,820)	$(1,211,624)
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

SPDR Kensho Clean Power ETF
For the Period 10/22/18* - 12/31/18 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,217
Net realized gain (loss)	(35,225)
Net change in unrealized appreciation/depreciation	(108,152)
Net increase (decrease) in net assets resulting from operations	(131,160)
Net equalization credits and charges	35
Distributions to shareholders (Note 9)	(10,122)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,723,217
Cost of shares redeemed	(705,683)
Net income equalization	(35)
Net increase (decrease) in net assets from beneficial interest transactions	3,017,499
Net increase (decrease) in net assets during the period	2,876,252
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$2,876,252
SHARES OF BENEFICIAL INTEREST:
Shares sold	125,000
Shares redeemed	(25,000)
Net increase (decrease)	100,000
* Inception date.
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Kensho Final Frontiers ETF
For the Period 10/22/18* - 12/31/18 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,237
Net realized gain (loss)	(39,122)
Net change in unrealized appreciation/depreciation	(406,127)
Net increase (decrease) in net assets resulting from operations	(440,012)
Net equalization credits and charges	32
Distributions to shareholders (Note 9)	(4,147)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,667,259
Cost of shares redeemed	(625,249)
Net income equalization	(32)
Net increase (decrease) in net assets from beneficial interest transactions	3,041,978
Net increase (decrease) in net assets during the period	2,597,851
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$2,597,851
SHARES OF BENEFICIAL INTEREST:
Shares sold	125,000
Shares redeemed	(25,000)
Net increase (decrease)	100,000
* Inception date.
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Kensho Future Security ETF
	Six Months Ended 12/31/18 (Unaudited)	For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,432	$ 6,863
Net realized gain (loss)	98,827	194,242
Net change in unrealized appreciation/depreciation	(1,219,690)	359,056
Net increase (decrease) in net assets resulting from operations	(1,112,431)	560,161
Net equalization credits and charges	46	622
Distributions to shareholders (Note 9)	(144,520)	(8,753)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,295,467	10,686,924
Cost of shares redeemed	(1,424,437)	(3,031,083)
Net income equalization	(46)	(622)
Net increase (decrease) in net assets from beneficial interest transactions	1,870,984	7,655,219
Net increase (decrease) in net assets during the period	614,079	8,207,249
Net assets at beginning of period	8,207,249	—
NET ASSETS AT END OF PERIOD	$ 8,821,328	$ 8,207,249
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	350,000
Shares redeemed	(50,000)	(100,000)
Net increase (decrease)	50,000	250,000
* Inception date.
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Kensho Intelligent Structures ETF
	Six Months Ended 12/31/18 (Unaudited)	For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,392	$ 14,944
Net realized gain (loss)	(170,263)	(8,046)
Net change in unrealized appreciation/depreciation	(807,653)	(176,904)
Net increase (decrease) in net assets resulting from operations	(960,524)	(170,006)
Net equalization credits and charges	508	59
Distributions to shareholders (Note 9)	(23,583)	(13,454)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,734,412	4,532,160
Cost of shares redeemed	(1,185,894)	—
Net income equalization	(508)	(59)
Net increase (decrease) in net assets from beneficial interest transactions	1,548,010	4,532,101
Net increase (decrease) in net assets during the period	564,411	4,348,700
Net assets at beginning of period	4,348,700	—
NET ASSETS AT END OF PERIOD	$ 4,913,111	$4,348,700
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	150,000
Shares redeemed	(50,000)	—
Net increase (decrease)	50,000	150,000
* Inception date.
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Kensho New Economies Composite ETF
For the Period 10/22/18* - 12/31/18 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,683
Net realized gain (loss)	(338,302)
Net change in unrealized appreciation/depreciation	(321,201)
Net increase (decrease) in net assets resulting from operations	(651,820)
Net equalization credits and charges	14
Distributions to shareholders (Note 9)	(6,126)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,951,192
Cost of shares redeemed	(637,103)
Net income equalization	(14)
Net increase (decrease) in net assets from beneficial interest transactions	5,314,075
Net increase (decrease) in net assets during the period	4,656,143
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$4,656,143
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000
Shares redeemed	(25,000)
Net increase (decrease)	175,000
* Inception date.
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Kensho Smart Mobility ETF
	Six Months Ended 12/31/18 (Unaudited)	For the Period 12/26/17* - 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,289	$ 9,174
Net realized gain (loss)	(139,560)	80,034
Net change in unrealized appreciation/depreciation	(1,085,353)	(244,735)
Net increase (decrease) in net assets resulting from operations	(1,211,624)	(155,527)
Net equalization credits and charges	59	1,467
Distributions to shareholders (Note 9)	(106,653)	(10,724)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,215,305	6,119,865
Cost of shares redeemed	(1,165,413)	—
Net income equalization	(59)	(1,467)
Net increase (decrease) in net assets from beneficial interest transactions	49,833	6,118,398
Net increase (decrease) in net assets during the period	(1,268,385)	5,953,614
Net assets at beginning of period	5,953,614	—
NET ASSETS AT END OF PERIOD	$ 4,685,229	$5,953,614
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	200,000
Shares redeemed	(50,000)	—
Net increase (decrease)	—	200,000
* Inception date.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Kensho Clean Power ETF
For the Period 10/23/2018* - 12/31/18 (Unaudited)
Net asset value, beginning of period	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12
Net realized and unrealized gain (loss) (b)	(1.18)
Total from investment operations	(1.06)
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.10)
Net asset value, end of period	$28.76
Total return (d)	(3.54)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,876
Ratios to average net assets:
Total expenses	0.45%(e)
Net investment income (loss)	2.06%(e)
Portfolio turnover rate (f)	12%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Kensho Final Frontiers ETF
For the Period 10/23/2018* - 12/31/18 (Unaudited)
Net asset value, beginning of period	$ 30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05
Net realized and unrealized gain (loss) (b)	(4.16)
Total from investment operations	(4.11)
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value, end of period	$ 25.98
Total return (d)	(13.63)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,598
Ratios to average net assets:
Total expenses	0.45%(e)
Net investment income (loss)	0.95%(e)
Portfolio turnover rate (f)	30%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Kensho Future Security ETF
	Six Months Ended 12/31/18 (Unaudited)	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.03
Net realized and unrealized gain (loss) (b)	(2.98)	2.84
Total from investment operations	(2.95)	2.87
Net equalization credits and charges (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.48)	(0.04)
Net asset value, end of period	$29.40	$32.83
Total return (d)	(9.00)%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,821	$8,207
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%(e)
Net investment income (loss)	0.18%(e)	0.20%(e)
Portfolio turnover rate (f)	23%(g)	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Kensho Intelligent Structures ETF
	Six Months Ended 12/31/18 (Unaudited)	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.11
Net realized and unrealized gain (loss) (b)	(4.39)	(1.03)
Total from investment operations	(4.30)	(0.92)
Net equalization credits and charges (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.12)	(0.09)
Net asset value, end of period	$ 24.57	$28.99
Total return (d)	(14.89)%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 4,913	$4,349
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%(e)
Net investment income (loss)	0.62%(e)	0.67%(e)
Portfolio turnover rate (f)	28%(g)	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
50

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Kensho New Economies Composite ETF
For the Period 10/23/18* - 12/31/18 (Unaudited)
Net asset value, beginning of period	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04
Net realized and unrealized gain (loss) (b)	(3.56)
Total from investment operations	(3.52)
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value, end of period	$ 26.61
Total return (d)	(11.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 4,656
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	0.78%(e)
Portfolio turnover rate (f)	42%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Kensho Smart Mobility ETF
	Six Months Ended 12/31/18 (Unaudited)	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.06
Net realized and unrealized gain (loss) (b)	(5.88)	(0.24)
Total from investment operations	(5.81)	(0.18)
Net equalization credits and charges (a)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.53)	(0.06)
Net asset value, end of period	$ 23.43	$29.77
Total return (d)	(19.53)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 4,685	$5,954
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%(e)
Net investment income (loss)	0.46%(e)	0.39%(e)
Portfolio turnover rate (f)	30%(g)	63%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Kensho Clean Power ETF
SPDR Kensho Final Frontiers ETF
SPDR Kensho Future Security ETF
SPDR Kensho Intelligent Structures ETF
SPDR Kensho New Economies Composite ETF
SPDR Kensho Smart Mobility ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
The SPDR Kensho Clean Power ETF, SPDR Kensho Final Frontiers ETF and SPDR Kensho New Economies Composite ETF were formed on October 22, 2018 and commenced operations on October 23, 2018.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends if any, received in the form of stock, are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc.(the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Kensho Clean Power ETF	0.45%
SPDR Kensho Final Frontiers ETF	0.45
SPDR Kensho Future Security ETF	0.45
SPDR Kensho Intelligent Structures ETF	0.45
SPDR Kensho New Economies Composite ETF	0.20
SPDR Kensho Smart Mobility ETF	0.45
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR Kensho Clean Power ETF	$ 356,649	$ 349,407
SPDR Kensho Final Frontiers ETF	3,856,128	819,260
SPDR Kensho Future Security ETF	3,942,837	2,096,312
SPDR Kensho Intelligent Structures ETF	3,081,471	1,540,674
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Purchases	Sales
SPDR Kensho New Economies Composite ETF	$7,434,132	$2,105,228
SPDR Kensho Smart Mobility ETF	1,707,136	1,754,600
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Kensho Clean Power ETF	$3,713,907	$ 713,393	$ 22,462
SPDR Kensho Final Frontiers ETF	3,658,455	626,818	(16,754)
SPDR Kensho Future Security ETF	3,295,392	1,466,036	147,039
SPDR Kensho Intelligent Structures ETF	2,730,587	1,184,933	(34)
SPDR Kensho New Economies Composite ETF	5,938,059	652,541	(445)
SPDR Kensho Smart Mobility ETF	1,213,641	1,178,250	(26,248)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The old Funds (SPDR Kensho Intelligent Structures ETF, SPDR Kensho Future Security ETF and SPDR Kensho Smart Mobility ETF) have qualified and new Funds ( SPDR Kensho Clean Power ETF, SPDR Kensho Final Frontiers ETF and SPDR Kensho New Economies Composite ETF) intend to qualify as regulated investment companies
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns (all open tax years for old Funds) and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Kensho Clean Power ETF	$2,979,398	$ 46,688	$ 154,840	$ (108,152)
SPDR Kensho Final Frontiers ETF	3,003,739	16,142	422,269	(406,127)
SPDR Kensho Future Security ETF	9,796,584	238,199	1,101,721	(863,522)
SPDR Kensho Intelligent Structures ETF	5,896,360	41,384	1,026,889	(985,505)
SPDR Kensho New Economies Composite ETF	4,976,951	97,935	419,136	(321,201)
SPDR Kensho Smart Mobility ETF	6,024,587	13,604	1,352,009	(1,338,405)
8.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Kensho Intelligent Structures ETF	$ 13,454	$—	$ 13,454	$ 1,492
SPDR Kensho Smart Mobility ETF	10,724	—	10,724	—
SPDR Kensho Future Security ETF	8,753	—	8,753	—
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
60

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
61

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR Kensho Clean Power ETF	SPDR Kensho Final Frontiers ETF	SPDR Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$ 964.60	$ 863.70	$ 910.00
Expenses Paid During Period	0.85(a)	0.80(a)	2.17(b)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,022.90
Expenses Paid During Period(b)	2.29	2.29	2.29
(a)	Actual period is from commencement of operations on 10/23/2018.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
	SPDR Kensho Intelligent Structures ETF	SPDR Kensho New Economies Composite ETF	SPDR Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$ 851.10	$ 883.10	$ 804.70
Expenses Paid During Period	2.10(b)	0.36(a)	2.05(b)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,024.20	1,022.90
Expenses Paid During Period(b)	2.29	1.02	2.29
(a)	Actual period is from commencement of operations on 10/23/2018.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
62

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Approval of Advisory Agreement
At an in-person meeting held prior to December 31, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals related to the initial approval of advisory arrangements for new series of the Trust, including proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR® Kensho New Economies Composite ETF, SPDR® Kensho Clean Power ETF and SPDR® Kensho Final Frontiers ETF (the “New ETFs”), each of which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund, and the
63

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular and specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly, Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for each New ETF. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in any New ETF’s advisory fee rate as assets of each New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted
64

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because each New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
65

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR Kensho Intelligent Structures ETF, SPDR Kensho Smart Mobility ETF and SPDR Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRKENSHOSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactors ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Bitauto Holdings, Ltd. ADR	1.3%
Atlassian Corp. PLC Class A	1.1
Everbridge, Inc.	1.1
Talend SA ADR	1.1
Advanced Energy Industries, Inc.	1.1
Wix.com, Ltd.	1.1
VMware, Inc. Class A	1.1
Glu Mobile, Inc.	1.1
Teradata Corp.	1.0
Groupon, Inc.	1.0
TOTAL	11.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Software	43.1%
Interactive Media & Services	16.7
Semiconductors & Semiconductor Equipment	11.1
IT Services	6.1
Entertainment	5.9
Electronic Equipment, Instruments & Components	4.2
Technology Hardware, Storage & Peripherals	2.9
Communications Equipment	2.8
Health Care Technology	2.0
Internet & Direct Marketing Retail	2.0
Capital Markets	1.0
Thrifts & Mortgage Finance	1.0
Household Durables	1.0
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
MTN Group, Ltd.	1.0%
Petroleo Brasileiro SA Preference Shares ADR	1.0
Starbucks Corp.	0.9
Vestas Wind Systems A/S	0.9
Procter & Gamble Co.	0.8
Merck & Co., Inc.	0.8
McDonald's Corp.	0.8
Anglo American PLC	0.8
Twenty-First Century Fox, Inc. Class A	0.8
Telefonica SA	0.8
TOTAL	8.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	17.2%
Industrials	13.1
Health Care	10.8
Consumer Discretionary	10.7
Communication Services	10.6
Information Technology	9.7
Energy	8.5
Consumer Staples	7.6
Materials	6.1
Utilities	4.4
Real Estate	0.7
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR MSCI USA StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Apple, Inc.	2.6%
Microsoft Corp.	2.6
Johnson & Johnson	2.4
Visa, Inc. Class A	2.0
Facebook, Inc. Class	1.8
Procter & Gamble Co.	1.6
Mastercard, Inc. Class A	1.6
Cisco Systems, Inc.	1.5
Intel Corp.	1.5
PepsiCo, Inc.	1.4
TOTAL	19.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

		% of Net Assets
	Information Technology	22.9%
	Health Care	13.6
	Financials	12.4
	Consumer Discretionary	10.1
	Consumer Staples	9.9
	Industrials	9.4
	Communication Services	8.9
	Utilities	4.2
	Real Estate	3.6
	Energy	2.8
	Materials	2.0
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
salesforce.com, Inc.	3.0%
Workday, Inc. Class A	3.0
ServiceNow, Inc.	3.0
Amazon.com, Inc.	3.0
Netflix, Inc.	3.0
Adobe, Inc.	3.0
Applied Materials, Inc.	2.9
PayPal Holdings, Inc.	2.9
Square, Inc. Class A	2.9
Intuit, Inc.	2.9
TOTAL	29.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Semiconductors & Semiconductor Equipment	25.6%
Software	20.5
IT Services	14.3
Interactive Media & Services	11.4
Internet & Direct Marketing Retail	11.4
Entertainment	5.7
Technology Hardware, Storage & Peripherals	5.3
Communications Equipment	2.8
Automobiles	2.8
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Microsoft Corp.	4.0%
Apple, Inc.	3.6
Amazon.com, Inc.	3.1
Berkshire Hathaway, Inc. Class B	2.0
Johnson & Johnson	1.8
JPMorgan Chase & Co.	1.7
Alphabet, Inc. Class C	1.6
Facebook, Inc. Class	1.6
Alphabet, Inc. Class A	1.6
Pfizer, Inc.	1.3
TOTAL	22.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Information Technology	21.5%
Health Care	16.7
Financials	14.2
Communication Services	10.8
Consumer Discretionary	10.6
Industrials	9.9
Consumer Staples	7.9
Real Estate	3.2
Materials	2.9
Energy	1.3
Utilities	0.8
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Federated Investors, Inc. Class B	2.2%
Interactive Brokers Group, Inc. Class A	2.1
Janus Henderson Group PLC	2.1
LPL Financial Holdings, Inc.	2.1
BlackRock, Inc.	2.1
Affiliated Managers Group, Inc.	2.1
S&P Global, Inc.	2.1
Virtu Financial, Inc. Class A	2.1
TD Ameritrade Holding Corp.	2.1
Charles Schwab Corp.	2.1
TOTAL	21.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Asset Management & Custody Banks	42.8%
Investment Banking & Brokerage	36.9
Financial Exchanges & Data	20.0
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Tandem Diabetes Care, Inc.	1.7%
Teleflex, Inc.	1.7
ICU Medical, Inc.	1.7
Natus Medical, Inc.	1.7
ABIOMED, Inc.	1.7
Danaher Corp.	1.7
Abbott Laboratories	1.7
Cooper Cos., Inc.	1.7
Varex Imaging Corp.	1.6
ResMed, Inc.	1.6
TOTAL	16.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Health Care Equipment	75.0%
Health Care Supplies	24.9
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
AMN Healthcare Services, Inc.	2.7%
WellCare Health Plans, Inc.	2.6
Premier, Inc. Class A	2.6
Chemed Corp.	2.6
HCA Healthcare, Inc.	2.6
Owens & Minor, Inc.	2.6
Henry Schein, Inc.	2.6
Quest Diagnostics, Inc.	2.6
Universal Health Services, Inc. Class B	2.6
HealthEquity, Inc.	2.6
TOTAL	26.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Health Care Services	40.8%
Health Care Facilities	21.1
Managed Health Care	20.7
Health Care Distributors	17.1
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Hartford Financial Services Group, Inc.	2.4%
Hanover Insurance Group, Inc.	2.4
MetLife, Inc.	2.4
American International Group, Inc.	2.3
Allstate Corp.	2.3
Alleghany Corp.	2.3
Aflac, Inc.	2.3
Principal Financial Group, Inc.	2.3
Everest Re Group, Ltd.	2.3
Loews Corp.	2.3
TOTAL	23.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Property & Casualty Insurance	41.6%
Life & Health Insurance	26.5
Multi-line Insurance	11.5
Insurance Brokers	11.0
Reinsurance	9.0
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
GoDaddy, Inc. Class A	2.7%
PetMed Express, Inc.	2.7
Groupon, Inc.	2.6
Nutrisystem, Inc.	2.6
Alphabet, Inc. Class C	2.6
IAC/InterActiveCorp	2.6
Yelp, Inc.	2.6
Match Group, Inc.	2.6
Carbonite, Inc.	2.6
Zillow Group, Inc. Class C	2.5
TOTAL	26.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Internet & Direct Marketing Retail	43.6%
Interactive Media & Services	35.1
Internet Services & Infrastructure	21.2
Short-Term Investments	10.4
Liabilities in Excess of Other Assets	(10.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Royal Gold, Inc.	5.2%
Newmont Mining Corp.	4.8
Peabody Energy Corp.	4.7
Arch Coal, Inc. Class A	4.6
Warrior Met Coal, Inc.	4.6
Freeport-McMoRan, Inc.	4.5
Reliance Steel & Aluminum Co.	4.5
Cleveland-Cliffs, Inc.	4.5
Steel Dynamics, Inc.	4.3
Allegheny Technologies, Inc.	4.3
TOTAL	46.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Steel	48.6%
Coal & Consumable Fuels	12.2
Gold	11.0
Aluminum	10.8
Silver	7.2
Diversified Metals & Mining	5.5
Copper	4.5
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Weatherford International PLC	4.4%
Baker Hughes a GE Co.	3.4
Cactus, Inc. Class A	3.3
TechnipFMC PLC	3.3
National Oilwell Varco, Inc.	3.3
Dril-Quip, Inc.	3.2
C&J Energy Services, Inc.	3.1
Schlumberger, Ltd.	3.1
McDermott International, Inc.	3.1
Transocean, Ltd.	3.1
TOTAL	33.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Oil & Gas Equipment & Services	75.6%
Oil & Gas Drilling	24.2
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Eli Lilly & Co.	5.1%
Merck & Co., Inc.	4.9
Bristol-Myers Squibb Co.	4.9
Pfizer, Inc.	4.9
Johnson & Johnson	4.8
Zoetis, Inc.	4.8
Mylan NV	4.7
Allergan PLC	4.4
Nektar Therapeutics	4.4
Jazz Pharmaceuticals PLC	4.4
TOTAL	47.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Pharmaceuticals	100.0%
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Lithia Motors, Inc. Class A	1.3%
Kohl's Corp.	1.3
Foot Locker, Inc.	1.2
Party City Holdco, Inc.	1.2
AutoNation, Inc.	1.2
American Eagle Outfitters, Inc.	1.2
Abercrombie & Fitch Co. Class A	1.2
DSW, Inc. Class A	1.2
Dollar Tree, Inc.	1.2
Ross Stores, Inc.	1.2
TOTAL	12.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Apparel Retail	25.3%
Internet & Direct Marketing Retail	19.3
Automotive Retail	15.6
Specialty Stores	13.5
General Merchandise Stores	5.8
Department Stores	5.6
Hypermarkets & Super Centers	4.5
Computer & Electronics Retail	4.4
Food Retail	3.8
Drug Retail	1.9
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Marvell Technology Group, Ltd.	3.4%
Integrated Device Technology, Inc.	3.3
Microchip Technology, Inc.	3.3
Qorvo, Inc.	3.3
Texas Instruments, Inc.	3.3
Cypress Semiconductor Corp.	3.3
Broadcom, Inc.	3.2
QUALCOMM, Inc.	3.2
Universal Display Corp.	3.2
Analog Devices, Inc.	3.2
TOTAL	32.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Semiconductors	99.8%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
MINDBODY, Inc. Class A	0.9%
Everbridge, Inc.	0.7
Zynga, Inc. Class A	0.7
Virtusa Corp.	0.7
FleetCor Technologies, Inc.	0.7
EVERTEC, Inc.	0.7
CommVault Systems, Inc.	0.7
Five9, Inc.	0.7
Blackline, Inc.	0.7
Evo Payments, Inc. Class A	0.7
TOTAL	7.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Application Software	48.0%
Data Processing & Outsourced Services	22.1
Systems Software	16.1
IT Consulting & Other Services	10.3
Interactive Home Entertainment	3.3
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Technology Hardware ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Fitbit, Inc. Class A	3.2%
Littelfuse, Inc.	3.1
II-VI, Inc.	3.1
FLIR Systems, Inc.	3.1
Keysight Technologies, Inc.	3.1
Seagate Technology PLC	3.1
National Instruments Corp.	3.1
NCR Corp.	3.0
Cognex Corp.	3.0
Amphenol Corp. Class A	3.0
TOTAL	30.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Electronic Equipment, Instruments & Components	67.3%
Technology Hardware, Storage & Peripherals	32.5
Short-Term Investment	0.0*
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
NETGEAR, Inc.	2.8%
ARRIS International PLC	2.7
Viavi Solutions, Inc.	2.7
Finisar Corp.	2.7
Verizon Communications, Inc.	2.7
F5 Networks, Inc.	2.7
Ciena Corp.	2.6
CommScope Holding Co., Inc.	2.6
Sprint Corp.	2.6
T-Mobile US, Inc.	2.6
TOTAL	26.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Communications Equipment	60.9%
Diversified Telecommunication Services	24.0
Wireless Telecommunication Services	14.9
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
XPO Logistics, Inc.	2.9%
Landstar System, Inc.	2.7
Hub Group, Inc. Class A	2.6
Saia, Inc.	2.6
JB Hunt Transport Services, Inc.	2.6
Old Dominion Freight Line, Inc.	2.6
C.H. Robinson Worldwide, Inc.	2.6
Norfolk Southern Corp.	2.6
American Airlines Group, Inc.	2.6
United Parcel Service, Inc. Class B	2.6
TOTAL	26.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Trucking	32.6%
Airlines	24.7
Air Freight & Logistics	23.4
Railroads	12.7
Marine	4.1
Airport Services	2.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Johnson & Johnson	9.7%
Home Depot, Inc.	5.6
Coca-Cola Co.	5.6
Wells Fargo & Co.	4.9
Mastercard, Inc. Class A	4.8
PepsiCo, Inc.	4.4
Amgen, Inc.	3.5
Texas Instruments, Inc.	2.3
Caterpillar, Inc.	2.2
US Bancorp	2.1
TOTAL	45.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

		% of Net Assets
	Health Care	19.8%
	Financials	14.0
	Consumer Discretionary	13.2
	Consumer Staples	12.6
	Information Technology	12.4
	Industrials	10.0
	Energy	5.7
	Materials	3.3
	Utilities	3.2
	Communication Services	2.8
	Real Estate	2.8
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR Wells Fargo® Preferred Stock ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
PNC Financial Services Group, Inc. 6.13% 5/1/2022	2.3%
HSBC Holdings PLC 6.20% 11/22/2017	2.2
AT&T, Inc. 5.35% 11/1/2066	1.7
US Bancorp 6.50% 1/15/2022	1.7
BB&T Corp. 5.63% 5/1/2018	1.6
ING Groep NV 6.38% 12/15/2017	1.5
Bank of America Corp. 6.45% 12/15/2066	1.5
Southern Co. 6.25% 10/15/2075	1.5
Aegon NV 6.38% 2/20/2018	1.5
Capital One Financial Corp. 6.00% 11/20/2017	1.3
TOTAL	16.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	68.9%
Utilities	12.9
Real Estate	7.6
Communication Services	7.2
Industrials	1.9
Information Technology	1.1
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CAPITAL MARKETS — 1.0%
Blucora, Inc. (a)	20,551	$ 547,479
COMMUNICATIONS EQUIPMENT — 2.8%
InterDigital, Inc.	7,823	519,682
Motorola Solutions, Inc.	4,422	508,707
NetScout Systems, Inc. (a)	21,370	504,973
		1,533,362
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Electro Scientific Industries, Inc. (a)	18,840	564,447
Fitbit, Inc. Class A (a)	114,276	567,952
Insight Enterprises, Inc. (a)	13,279	541,119
KEMET Corp.	32,217	565,086
		2,238,604
ENTERTAINMENT — 5.9%
Bilibili, Inc. ADR (a) (b)	36,790	536,766
Glu Mobile, Inc. (a)	71,150	574,181
iQIYI, Inc. ADR (a)	31,744	472,033
Netflix, Inc. (a)	2,099	561,818
Pandora Media, Inc. (a)	64,733	523,690
Spotify Technology SA (a)	4,455	505,643
		3,174,131
HEALTH CARE TECHNOLOGY — 2.0%
Veeva Systems, Inc. Class A (a)	6,127	547,264
Vocera Communications, Inc. (a) (b)	13,838	544,525
		1,091,789
HOUSEHOLD DURABLES — 1.0%
Roku, Inc. (a) (b)	16,756	513,404
INTERACTIVE MEDIA & SERVICES — 16.7%
58.com, Inc. ADR (a)	9,338	506,213
Alphabet, Inc. Class A (a)	516	539,199
ANGI Homeservices, Inc. Class A (a)	33,854	544,034
Autohome, Inc. ADR	6,422	502,393
Bitauto Holdings, Ltd. ADR (a) (b)	28,641	709,438
Cargurus, Inc. (a)	16,109	543,357
Facebook, Inc. Class (a)	3,888	509,678
Momo, Inc. ADR (a)	22,203	527,321
SINA Corp. (a)	9,012	483,404
Snap, Inc. Class A (a) (b)	94,586	521,169
TrueCar, Inc. (a)	57,137	517,661
Twitter, Inc. (a)	15,661	450,097
Weibo Corp. ADR (a)	8,677	506,997
Yandex NV Class A (a)	19,991	546,754
Yelp, Inc. (a)	15,889	555,956
YY, Inc. ADR (a)	8,533	510,785
Zillow Group, Inc. Class C (a) (b)	17,292	546,081
		9,020,537
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Groupon, Inc. (a)	178,327	570,646
Security Description	Shares	Value
Quotient Technology, Inc. (a)	47,413	$ 506,371
		1,077,017
IT SERVICES — 6.1%
Jack Henry & Associates, Inc.	4,262	539,228
MongoDB, Inc. (a) (b)	6,182	517,681
Okta, Inc. (a) (b)	8,380	534,644
Shopify, Inc. Class A (a)	3,995	553,108
Twilio, Inc. Class A (a)	6,108	545,444
Wix.com, Ltd. (a)	6,421	580,073
		3,270,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.1%
Advanced Energy Industries, Inc. (a)	13,653	586,123
Advanced Micro Devices, Inc. (a) (b)	28,138	519,427
Applied Materials, Inc.	17,151	561,524
Cohu, Inc.	33,631	540,450
FormFactor, Inc. (a)	38,698	545,255
Inphi Corp. (a)	17,038	547,772
Lam Research Corp.	4,136	563,199
Micron Technology, Inc. (a)	16,407	520,594
MKS Instruments, Inc.	8,636	557,972
NVIDIA Corp.	3,822	510,237
Teradyne, Inc.	17,224	540,489
		5,993,042
SOFTWARE — 43.1%
2U, Inc. (a) (b)	10,116	502,968
ACI Worldwide, Inc. (a)	20,440	565,575
Alteryx, Inc. Class A (a) (b)	8,692	516,914
Appfolio, Inc. Class A (a)	9,296	550,509
Appian Corp. (a)	20,948	559,521
Atlassian Corp. PLC Class A (a)	6,731	598,924
Carbon Black, Inc. (a) (b)	39,572	531,056
Check Point Software Technologies, Ltd. (a)	5,224	536,244
Citrix Systems, Inc.	5,130	525,620
Cloudera, Inc. (a)	45,378	501,881
CyberArk Software, Ltd. (a)	7,570	561,240
DocuSign, Inc. (a) (b)	13,055	523,244
Dropbox, Inc. Class A (a)	24,776	506,174
Ebix, Inc. (b)	12,928	550,216
Ellie Mae, Inc. (a) (b)	8,746	549,511
Everbridge, Inc. (a)	10,475	594,561
Fair Isaac Corp. (a)	2,980	557,260
FireEye, Inc. (a) (b)	30,237	490,142
Guidewire Software, Inc. (a)	6,776	543,639
Hortonworks, Inc. (a)	34,932	503,719
Imperva, Inc. (a)	10,094	562,135
Instructure, Inc. (a) (b)	14,962	561,225
j2 Global, Inc.	7,911	548,865
LogMeIn, Inc.	6,569	535,833
Mimecast, Ltd. (a)	16,756	563,504
New Relic, Inc. (a)	6,424	520,151
Proofpoint, Inc. (a)	6,288	526,997
Q2 Holdings, Inc. (a)	11,388	564,275

See accompanying notes to financial statements.
22

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Qualys, Inc. (a)	6,995	$ 522,806
Rapid7, Inc. (a)	17,118	533,397
RealPage, Inc. (a)	11,638	560,835
SailPoint Technologies Holding, Inc. (a)	23,092	542,431
Splunk, Inc. (a)	5,319	557,697
SS&C Technologies Holdings, Inc.	12,242	552,237
Symantec Corp.	26,040	492,026
Tableau Software, Inc. Class A (a)	4,358	522,960
Talend SA ADR (a) (b)	15,949	591,389
Tenable Holdings, Inc. (a) (b)	21,746	482,544
Teradata Corp. (a)	14,964	574,019
Varonis Systems, Inc. (a)	9,909	524,186
VMware, Inc. Class A	4,208	577,043
Yext, Inc. (a)	36,671	544,564
Zscaler, Inc. (a) (b)	13,184	516,945
		23,246,982
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	3,360	530,006
Pure Storage, Inc. Class A (a)	32,687	525,607
Western Digital Corp.	14,473	535,067
		1,590,680
THRIFTS & MORTGAGE FINANCE — 1.0%
LendingTree, Inc. (a) (b)	2,390	524,772
TOTAL COMMON STOCKS (Cost $59,286,187)		53,821,977
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	157,086	$ 157,086
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,538,014	1,538,014
TOTAL SHORT-TERM INVESTMENTS (Cost $1,695,100)		1,695,100
TOTAL INVESTMENTS — 103.0% (Cost $60,981,287)		55,517,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(1,597,891)
NET ASSETS — 100.0%		$ 53,919,186
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,821,977	$—	$—	$53,821,977
Short-Term Investments	1,695,100	—	—	1,695,100
TOTAL INVESTMENTS	$55,517,077	$—	$—	$55,517,077
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,482	$ 27,482	$ 4,040,018	$ 3,910,414	$—	$—	157,086	$ 157,086	$ 964	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,048,418	2,048,418	25,614,193	26,124,597	—	—	1,538,014	1,538,014	35,498	—
Total		$2,075,900	$29,654,211	$30,035,011	$—	$—		$1,695,100	$36,462	$—
See accompanying notes to financial statements.
23

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.4%
BHP Group, Ltd.	27,258	$ 656,861
National Australia Bank, Ltd. (a)	32,132	544,486
		1,201,347
BELGIUM — 0.6%
Anheuser-Busch InBev SA	6,923	456,639
BRAZIL — 1.0%
Petroleo Brasileiro SA Preference Shares ADR	67,753	785,257
Petroleo Brasileiro SA Preference Shares	3,200	18,726
		803,983
CANADA — 1.3%
Nutrien, Ltd. (a)	11,123	522,190
Royal Bank of Canada	7,877	538,898
		1,061,088
CHINA — 4.7%
Alibaba Group Holding, Ltd. ADR (b)	3,727	510,860
China Construction Bank Corp. Class H	739,288	609,987
China Mobile, Ltd.	63,543	611,541
China Petroleum & Chemical Corp. Class H	648,147	462,764
Industrial & Commercial Bank of China, Ltd. Class H	890,110	635,521
PetroChina Co., Ltd. Class H	818,601	510,230
Tencent Holdings, Ltd.	14,806	593,802
		3,934,705
DENMARK — 0.9%
Vestas Wind Systems A/S	9,485	715,013
FINLAND — 0.6%
Sampo Oyj Class A	12,090	530,852
FRANCE — 5.8%
Air Liquide SA	5,026	623,096
BNP Paribas SA	10,282	463,984
Carrefour SA	32,807	559,175
Cie de Saint-Gobain	14,670	489,097
Engie SA	43,193	618,435
LVMH Moet Hennessy Louis Vuitton SE	1,813	535,128
Societe Generale SA	14,798	470,612
TOTAL SA	9,958	525,689
Vinci SA	6,681	550,045
		4,835,261
GERMANY — 4.3%
Allianz SE	2,872	575,007
BASF SE	6,804	469,791
Daimler AG	9,540	500,678
Deutsche Bank AG	54,174	431,459
E.ON SE	60,345	595,120
Security Description	Shares	Value
SAP SE	5,084	$ 505,218
Siemens AG	4,846	539,456
		3,616,729
HONG KONG — 0.7%
CLP Holdings, Ltd.	51,327	580,181
INDIA — 1.4%
Infosys, Ltd. ADR	60,847	579,263
Reliance Industries, Ltd. GDR (c)	9,969	317,513
Reliance Industries, Ltd.	15,768	253,239
		1,150,015
IRELAND — 0.6%
Accenture PLC Class A	3,629	511,725
ITALY — 1.2%
Assicurazioni Generali SpA	35,239	588,138
UniCredit SpA	39,587	447,742
		1,035,880
JAPAN — 9.9%
Bridgestone Corp.	17,027	657,398
Canon, Inc. (a)	20,383	557,530
Honda Motor Co., Ltd.	21,905	577,898
Komatsu, Ltd.	22,447	483,966
Mitsubishi Corp.	21,411	589,356
Mitsubishi UFJ Financial Group, Inc.	102,589	502,963
Mitsui & Co., Ltd.	36,673	565,061
Mizuho Financial Group, Inc.	361,621	561,309
Nippon Steel & Sumitomo Metal Corp.	32,361	558,203
Panasonic Corp.	54,505	492,117
Seven & i Holdings Co., Ltd.	14,118	615,471
SoftBank Group Corp.	6,378	424,657
Sony Corp.	10,529	511,119
Takeda Pharmaceutical Co., Ltd. (a)	15,001	506,574
Toyota Motor Corp.	10,295	601,101
		8,204,723
LUXEMBOURG — 0.5%
ArcelorMittal	21,100	437,545
MEXICO — 0.6%
America Movil SAB de CV Series L	748,728	531,119
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class B	8,471	252,455
Royal Dutch Shell PLC Class A	10,523	308,613
		561,068
RUSSIA — 0.7%
Gazprom PJSC ADR	138,445	613,173
SOUTH AFRICA — 1.7%
MTN Group, Ltd.	132,723	821,157
Naspers, Ltd. Class N	2,942	591,523
		1,412,680
SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd. GDR	556	482,052

See accompanying notes to financial statements.
24

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co., Ltd.	1,255	$ 43,528
		525,580
SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA	97,240	515,281
Banco Santander SA	124,740	566,536
Telefonica SA	80,148	672,408
		1,754,225
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson Class B	72,103	633,697
SWITZERLAND — 4.0%
ABB, Ltd.	25,692	487,231
Credit Suisse Group AG (b)	41,275	452,191
Nestle SA	7,428	601,293
Novartis AG	7,310	623,182
Roche Holding AG	2,552	630,104
UBS Group AG (b)	39,578	491,212
		3,285,213
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,644	503,600
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	14,673
		518,273
UNITED KINGDOM — 6.9%
Anglo American PLC	30,616	681,512
AstraZeneca PLC	8,465	633,169
BAE Systems PLC	76,354	446,546
BP PLC	86,814	548,354
GlaxoSmithKline PLC	32,199	611,521
HSBC Holdings PLC	72,674	598,755
National Grid PLC	60,396	587,825
Rio Tinto PLC	13,247	629,302
Tesco PLC	201,748	488,455
Vodafone Group PLC	282,325	549,781
		5,775,220
UNITED STATES — 45.8%
3M Co.	2,996	570,858
Abbott Laboratories	9,202	665,581
Alphabet, Inc. Class A (b)	267	279,004
Alphabet, Inc. Class C (b)	272	281,686
Amazon.com, Inc. (b)	316	474,623
American Express Co.	5,785	551,426
American International Group, Inc.	11,796	464,880
Amgen, Inc.	3,105	604,450
Apple, Inc.	2,782	438,833
Arconic, Inc.	27,747	467,814
AT&T, Inc.	18,735	534,697
Bank of America Corp.	20,708	510,245
Bank of New York Mellon Corp.	12,159	572,324
Baxter International, Inc.	8,116	534,195
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	2,879	$ 587,834
Boeing Co.	1,731	558,247
Booking Holdings, Inc. (b)	325	559,786
Carnival Corp.	9,840	485,112
Caterpillar, Inc.	4,299	546,274
Chevron Corp.	5,306	577,240
Cigna Corp.	81	15,380
Cisco Systems, Inc.	13,239	573,646
Coca-Cola Co.	13,642	645,949
Colgate-Palmolive Co.	9,260	551,155
ConocoPhillips	8,574	534,589
CVS Health Corp.	8,198	537,133
Deere & Co.	4,215	628,752
DowDuPont, Inc.	9,182	491,053
Duke Energy Corp.	7,722	666,409
eBay, Inc. (b)	18,464	518,284
Exxon Mobil Corp.	7,611	518,994
Facebook, Inc. Class (b)	3,885	509,285
FedEx Corp.	2,438	393,323
General Electric Co.	49,712	376,320
Gilead Sciences, Inc.	8,588	537,179
Goldman Sachs Group, Inc.	2,717	453,875
Home Depot, Inc.	3,017	518,381
Honeywell International, Inc.	4,011	529,933
HP, Inc.	25,074	513,014
Intel Corp.	13,777	646,555
International Business Machines Corp.	4,199	477,300
Johnson & Johnson	4,465	576,208
JPMorgan Chase & Co.	5,588	545,501
McDonald's Corp.	3,872	687,551
Medtronic PLC	6,520	593,059
Merck & Co., Inc.	9,000	687,690
Microsoft Corp.	5,562	564,932
Mondelez International, Inc. Class A	14,319	573,190
Netflix, Inc. (b)	1,708	457,163
NextEra Energy, Inc.	3,586	623,318
NIKE, Inc. Class B	7,560	560,498
Pfizer, Inc.	14,598	637,203
Philip Morris International, Inc.	7,952	530,876
Procter & Gamble Co.	7,549	693,904
QUALCOMM, Inc. (a)	8,394	477,703
Schlumberger, Ltd.	10,271	370,578
Simon Property Group, Inc. REIT	3,432	576,542
Southwest Airlines Co.	10,076	468,332
Starbucks Corp.	11,476	739,054
Travelers Cos., Inc.	4,844	580,069
Twenty-First Century Fox, Inc. Class A	13,998	673,584
Union Pacific Corp.	3,957	546,976
United Parcel Service, Inc. Class B	5,239	510,960
United Technologies Corp.	4,520	481,290
UnitedHealth Group, Inc.	2,347	584,685
Verizon Communications, Inc.	11,516	647,429

See accompanying notes to financial statements.
25

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	4,213	$ 555,863
Walmart, Inc.	6,684	622,615
Walt Disney Co.	5,800	635,970
Wells Fargo & Co.	11,480	528,998
Williams Cos., Inc.	22,371	493,281
		38,126,640
TOTAL COMMON STOCKS (Cost $79,460,991)		82,812,574

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	127,613	127,613
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	934,960	934,960
TOTAL SHORT-TERM INVESTMENTS (Cost $1,062,573)		1,062,573
TOTAL INVESTMENTS — 100.7% (Cost $80,523,564)		83,875,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(592,138)
NET ASSETS — 100.0%		$ 83,283,009

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,812,574	$—	$—	$82,812,574
Short-Term Investments	1,062,573	—	—	1,062,573
TOTAL INVESTMENTS	$83,875,147	$—	$—	$83,875,147
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,223	$296,223	$1,654,803	$1,823,413	$—	$—	127,613	$ 127,613	$1,378	$—
State Street Navigator Securities Lending Government Money Market Portfolio	474,461	474,461	7,803,688	7,343,189	—	—	934,960	934,960	4,817	—
Total		$770,684	$9,458,491	$9,166,602	$—	$—		$1,062,573	$6,195	$—
See accompanying notes to financial statements.
26

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	1,216	$ 20,502
Boeing Co.	649	209,302
General Dynamics Corp.	2,665	418,964
Harris Corp.	1,406	189,318
Huntington Ingalls Industries, Inc.	445	84,688
L3 Technologies, Inc.	343	59,565
Lockheed Martin Corp.	5,095	1,334,075
Northrop Grumman Corp.	932	228,247
Raytheon Co.	4,968	761,843
Spirit AeroSystems Holdings, Inc. Class A	1,042	75,118
Textron, Inc.	716	32,929
TransDigm Group, Inc. (a) (b)	39	13,262
United Technologies Corp.	3,635	387,055
		3,814,868
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	3,483	292,886
Expeditors International of Washington, Inc.	4,134	281,484
FedEx Corp.	676	109,059
United Parcel Service, Inc. Class B	1,492	145,515
XPO Logistics, Inc. (a)	307	17,511
		846,455
AIRLINES — 0.1%
American Airlines Group, Inc. (b)	831	26,684
Delta Air Lines, Inc.	756	37,724
Southwest Airlines Co.	1,221	56,752
United Continental Holdings, Inc. (a)	459	38,432
		159,592
AUTO COMPONENTS — 0.2%
Aptiv PLC	539	33,186
Autoliv, Inc.	1,004	70,511
BorgWarner, Inc.	2,063	71,669
Goodyear Tire & Rubber Co.	2,183	44,555
Lear Corp.	828	101,728
		321,649
AUTOMOBILES — 0.6%
Ford Motor Co.	40,395	309,022
General Motors Co.	11,259	376,614
Harley-Davidson, Inc.	703	23,986
Tesla, Inc. (a)	34	11,315
		720,937
BANKS — 4.1%
Bank of America Corp.	40,375	994,840
BB&T Corp.	3,154	136,631
CIT Group, Inc.	837	32,032
Citigroup, Inc.	15,119	787,095
Citizens Financial Group, Inc.	2,369	70,430
Comerica, Inc.	444	30,498
East West Bancorp, Inc.	1,322	57,547
Fifth Third Bancorp	3,380	79,531
Security Description	Shares	Value
First Republic Bank	372	$ 32,327
Huntington Bancshares, Inc.	3,539	42,185
JPMorgan Chase & Co.	11,947	1,166,266
KeyCorp	3,951	58,396
M&T Bank Corp.	1,160	166,031
People's United Financial, Inc.	1,473	21,255
PNC Financial Services Group, Inc.	1,844	215,582
Regions Financial Corp.	4,359	58,324
Signature Bank	156	16,038
SunTrust Banks, Inc.	1,839	92,759
SVB Financial Group (a)	76	14,434
US Bancorp	9,280	424,096
Wells Fargo & Co.	18,805	866,535
Zions Bancorp (b)	615	25,055
		5,387,887
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	2,989	142,217
Coca-Cola Co.	18,078	855,993
Constellation Brands, Inc. Class A	1,216	195,557
Molson Coors Brewing Co. Class B	765	42,962
Monster Beverage Corp. (a)	3,036	149,432
PepsiCo, Inc.	16,381	1,809,773
		3,195,934
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	1,755	161,793
Alexion Pharmaceuticals, Inc. (a)	263	25,606
Alkermes PLC (a)	39	1,151
Alnylam Pharmaceuticals, Inc. (a)	30	2,187
Amgen, Inc.	6,065	1,180,674
Biogen, Inc. (a)	1,723	518,485
BioMarin Pharmaceutical, Inc. (a) (b)	77	6,557
Celgene Corp. (a)	6,356	407,356
Gilead Sciences, Inc.	5,164	323,008
Incyte Corp. (a)	33	2,099
Regeneron Pharmaceuticals, Inc. (a)	576	215,136
Seattle Genetics, Inc. (a) (b)	34	1,926
United Therapeutics Corp. (a)	410	44,649
Vertex Pharmaceuticals, Inc. (a)	28	4,640
		2,895,267
BUILDING PRODUCTS — 0.2%
Allegion PLC	81	6,456
AO Smith Corp.	1,324	56,535
Fortune Brands Home & Security, Inc.	240	9,118
Johnson Controls International PLC	2,552	75,667
Lennox International, Inc.	41	8,973
Masco Corp.	605	17,690
Owens Corning	467	20,539
		194,978
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	119	11,595
Ameriprise Financial, Inc.	1,345	140,378
Bank of New York Mellon Corp.	3,667	172,606
BlackRock, Inc.	243	95,455
Cboe Global Markets, Inc.	82	8,022

See accompanying notes to financial statements.
27

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	1,439	$ 59,762
CME Group, Inc.	1,365	256,784
E*TRADE Financial Corp.	562	24,660
Eaton Vance Corp.	1,211	42,603
Franklin Resources, Inc. (b)	3,122	92,598
Goldman Sachs Group, Inc.	1,834	306,370
Intercontinental Exchange, Inc.	866	65,236
Invesco, Ltd.	1,894	31,705
Moody's Corp.	2,127	297,865
Morgan Stanley	4,884	193,651
MSCI, Inc.	71	10,467
Nasdaq, Inc.	153	12,480
Northern Trust Corp.	534	44,637
Raymond James Financial, Inc.	302	22,472
S&P Global, Inc.	213	36,197
SEI Investments Co.	1,199	55,394
State Street Corp. (c)	1,170	73,792
T Rowe Price Group, Inc.	2,162	199,596
TD Ameritrade Holding Corp.	436	21,347
		2,275,672
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	411	65,781
Albemarle Corp. (b)	147	11,329
Axalta Coating Systems, Ltd. (a)	266	6,230
Celanese Corp. Series A	222	19,973
CF Industries Holdings, Inc.	453	19,710
Chemours Co.	564	15,916
DowDuPont, Inc.	5,652	302,269
Eastman Chemical Co.	531	38,821
Ecolab, Inc.	2,126	313,266
FMC Corp.	185	13,683
International Flavors & Fragrances, Inc.	637	85,530
Linde PLC	727	113,441
LyondellBasell Industries NV Class A	3,999	332,557
Mosaic Co.	1,224	35,753
PPG Industries, Inc.	490	50,093
Sherwin-Williams Co.	99	38,953
Westlake Chemical Corp.	73	4,830
		1,468,135
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	84	14,111
Copart, Inc. (a)	1,637	78,216
Republic Services, Inc.	8,779	632,878
Rollins, Inc.	1,317	47,544
Waste Connections, Inc.	1,241	92,144
Waste Management, Inc.	8,156	725,802
		1,590,695
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	31	6,532
Cisco Systems, Inc.	45,455	1,969,565
CommScope Holding Co., Inc. (a)	631	10,342
F5 Networks, Inc. (a)	1,652	267,673
Security Description	Shares	Value
Juniper Networks, Inc.	1,802	$ 48,492
Motorola Solutions, Inc.	3,955	454,983
		2,757,587
CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	787	25,342
Jacobs Engineering Group, Inc.	453	26,482
		51,824
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc. (b)	79	13,578
Vulcan Materials Co.	156	15,413
		28,991
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	2,005	45,433
American Express Co.	1,469	140,025
Capital One Financial Corp.	2,201	166,374
Discover Financial Services	1,053	62,106
Synchrony Financial	3,035	71,201
		485,139
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	140	12,576
Ball Corp.	1,098	50,486
Crown Holdings, Inc. (a)	387	16,088
International Paper Co.	1,156	46,656
Packaging Corp. of America	196	16,358
Sealed Air Corp.	436	15,191
WestRock Co.	1,141	43,084
		200,439
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,258	120,793
LKQ Corp. (a)	725	17,204
		137,997
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	527	13,370
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AXA Equitable Holdings, Inc.	1,799	29,917
Berkshire Hathaway, Inc. Class B (a)	4,452	909,009
Jefferies Financial Group, Inc.	1,254	21,770
Voya Financial, Inc.	621	24,927
		985,623
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	44,038	1,256,844
CenturyLink, Inc.	5,140	77,871
Verizon Communications, Inc.	21,398	1,202,996
Zayo Group Holdings, Inc. (a)	3,296	75,281
		2,612,992
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	1,562	65,994
American Electric Power Co., Inc.	4,124	308,228

See accompanying notes to financial statements.
28

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	7,888	$ 680,734
Edison International	1,783	101,221
Entergy Corp.	544	46,822
Evergy, Inc.	2,643	150,043
Eversource Energy	2,390	155,446
Exelon Corp.	3,420	154,242
FirstEnergy Corp.	2,120	79,606
NextEra Energy, Inc.	4,086	710,228
OGE Energy Corp.	391	15,323
PG&E Corp. (a)	3,873	91,984
Pinnacle West Capital Corp.	271	23,089
PPL Corp.	2,884	81,704
Southern Co.	12,668	556,379
Xcel Energy, Inc.	10,480	516,350
		3,737,393
ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	354	40,692
AMETEK, Inc.	365	24,711
Eaton Corp. PLC	1,238	85,001
Emerson Electric Co.	1,152	68,832
Rockwell Automation, Inc.	1,280	192,614
Sensata Technologies Holding PLC (a)	372	16,681
		428,531
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	6,726	544,940
Arrow Electronics, Inc. (a)	598	41,232
CDW Corp.	277	22,451
Cognex Corp. (b)	1,237	47,835
Corning, Inc.	2,174	65,677
Flex, Ltd. (a)	5,052	38,446
FLIR Systems, Inc.	1,583	68,924
IPG Photonics Corp. (a) (b)	358	40,558
Keysight Technologies, Inc. (a)	305	18,934
TE Connectivity, Ltd.	910	68,823
Trimble, Inc. (a)	302	9,939
		967,759
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes a GE Co.	2,084	44,806
Halliburton Co.	1,466	38,966
Helmerich & Payne, Inc.	349	16,731
National Oilwell Varco, Inc.	925	23,773
Schlumberger, Ltd.	4,300	155,144
TechnipFMC PLC	1,500	29,370
		308,790
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	923	42,984
Electronic Arts, Inc. (a)	483	38,114
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	193	5,925
Live Nation Entertainment, Inc. (a)	190	9,358
Netflix, Inc. (a)	212	56,744
Take-Two Interactive Software, Inc. (a)	36	3,706
Twenty-First Century Fox, Inc. Class A	1,411	67,897
Security Description	Shares	Value
Twenty-First Century Fox, Inc. Class B	3,904	$ 186,533
Viacom, Inc. Class B	2,899	74,504
Walt Disney Co.	14,862	1,629,618
		2,115,383
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Alexandria Real Estate Equities, Inc. REIT	107	12,331
American Tower Corp. REIT	1,822	288,222
AvalonBay Communities, Inc. REIT	2,450	426,422
Boston Properties, Inc. REIT	460	51,773
Brookfield Property REIT, Inc. Class A	1,431	23,039
Camden Property Trust REIT	2,263	199,257
Crown Castle International Corp. REIT	3,829	415,944
Digital Realty Trust, Inc. REIT	482	51,357
Duke Realty Corp. REIT	3,111	80,575
Equinix, Inc. REIT	174	61,345
Equity Residential REIT	5,659	373,551
Essex Property Trust, Inc. REIT	729	178,758
Extra Space Storage, Inc. REIT	447	40,445
Federal Realty Investment Trust REIT	1,242	146,606
HCP, Inc. REIT	947	26,450
Host Hotels & Resorts, Inc. REIT	1,831	30,523
Invitation Homes, Inc. REIT	3,619	72,670
Iron Mountain, Inc. REIT	362	11,732
Kimco Realty Corp. REIT	1,234	18,078
Liberty Property Trust REIT	294	12,313
Macerich Co. REIT	140	6,059
Mid-America Apartment Communities, Inc. REIT	1,249	119,529
National Retail Properties, Inc. REIT	2,329	112,980
Prologis, Inc. REIT	947	55,608
Public Storage REIT	3,400	688,194
Realty Income Corp. REIT	4,868	306,879
Regency Centers Corp. REIT	853	50,054
SBA Communications Corp. REIT (a)	42	6,799
Simon Property Group, Inc. REIT	1,247	209,484
SL Green Realty Corp. REIT	253	20,007
UDR, Inc. REIT	4,581	181,499
Ventas, Inc. REIT	1,981	116,067
VEREIT, Inc.	2,746	19,634
Vornado Realty Trust REIT	329	20,408
Welltower, Inc. REIT	2,584	179,355
Weyerhaeuser Co. REIT	1,170	25,576
WP Carey, Inc. REIT	179	11,696
		4,651,219
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	4,128	840,915
Kroger Co.	6,199	170,472
Sysco Corp.	6,732	421,827
Walmart, Inc.	7,961	741,567
Walgreens Boots Alliance, Inc.	2,836	193,784
		2,368,565

See accompanying notes to financial statements.
29

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	2,876	$ 117,830
Bunge, Ltd.	1,691	90,367
Campbell Soup Co. (b)	4,045	133,444
Conagra Brands, Inc.	5,011	107,035
General Mills, Inc.	2,100	81,774
Hershey Co.	3,681	394,530
Hormel Foods Corp. (b)	7,708	328,977
Ingredion, Inc.	575	52,555
J.M. Smucker Co.	1,337	124,996
Kellogg Co.	4,400	250,844
Kraft Heinz Co.	1,850	79,624
Lamb Weston Holdings, Inc.	1,164	85,624
McCormick & Co., Inc. (b)	2,824	393,214
Mondelez International, Inc. Class A	8,165	326,845
Tyson Foods, Inc. Class A	1,571	83,891
		2,651,550
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	226	20,955
UGI Corp.	444	23,687
		44,642
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	3,220	232,902
Align Technology, Inc. (a)	583	122,098
Baxter International, Inc.	5,854	385,310
Becton Dickinson and Co.	1,541	347,218
Boston Scientific Corp. (a)	5,648	199,600
Cooper Cos., Inc.	570	145,065
Danaher Corp.	4,698	484,458
DENTSPLY SIRONA, Inc.	384	14,289
Edwards Lifesciences Corp. (a)	1,445	221,331
Hologic, Inc. (a)	409	16,810
IDEXX Laboratories, Inc. (a)	38	7,069
Intuitive Surgical, Inc. (a)	52	24,904
Medtronic PLC	7,195	654,457
ResMed, Inc.	1,062	120,930
Stryker Corp.	2,719	426,203
Teleflex, Inc.	30	7,754
Varian Medical Systems, Inc. (a)	983	111,384
Zimmer Biomet Holdings, Inc.	612	63,477
		3,585,259
HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	1,381	102,746
Anthem, Inc.	1,467	385,278
Cardinal Health, Inc.	3,185	142,051
Centene Corp. (a)	460	53,038
Cigna Corp.	2,120	402,595
CVS Health Corp.	8,436	552,727
DaVita, Inc. (a)	537	27,634
HCA Healthcare, Inc.	1,453	180,826
Henry Schein, Inc. (a) (b)	1,177	92,418
Humana, Inc.	1,049	300,517
Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	1,711	$ 216,202
McKesson Corp.	2,150	237,510
Quest Diagnostics, Inc.	1,470	122,407
UnitedHealth Group, Inc.	3,255	810,886
Universal Health Services, Inc. Class B	1,312	152,927
WellCare Health Plans, Inc. (a)	255	60,203
		3,839,965
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,669	139,962
Veeva Systems, Inc. Class A (a)	30	2,680
		142,642
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	3,153	91,342
Carnival Corp.	1,153	56,843
Chipotle Mexican Grill, Inc. (a)	21	9,068
Darden Restaurants, Inc.	2,067	206,411
Domino's Pizza, Inc.	38	9,424
Hilton Worldwide Holdings, Inc.	391	28,074
Las Vegas Sands Corp.	3,107	161,719
Marriott International, Inc. Class A	2,550	276,828
McDonald's Corp.	4,474	794,448
MGM Resorts International	1,386	33,624
Norwegian Cruise Line Holdings, Ltd. (a)	520	22,043
Royal Caribbean Cruises, Ltd.	371	36,280
Starbucks Corp.	18,103	1,165,833
Vail Resorts, Inc.	195	41,110
Wynn Resorts, Ltd.	108	10,682
Yum! Brands, Inc.	4,243	390,017
		3,333,746
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	975	33,794
Garmin, Ltd.	2,222	140,697
Leggett & Platt, Inc. (b)	1,173	42,040
Lennar Corp. Class A	1,069	41,851
Mohawk Industries, Inc. (a)	227	26,550
Newell Brands, Inc. (b)	2,172	40,377
NVR, Inc. (a)	34	82,858
PulteGroup, Inc.	723	18,791
Whirlpool Corp.	339	36,229
		463,187
HOUSEHOLD PRODUCTS — 2.4%
Church & Dwight Co., Inc.	2,773	182,352
Clorox Co.	2,414	372,094
Colgate-Palmolive Co.	3,150	187,488
Kimberly-Clark Corp.	1,906	217,170
Procter & Gamble Co.	23,495	2,159,660
		3,118,764
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,635	38,102
NRG Energy, Inc.	359	14,217

See accompanying notes to financial statements.
30

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vistra Energy Corp. (a)	781	$ 17,877
		70,196
INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	4,955	944,125
General Electric Co.	45,582	345,056
Honeywell International, Inc.	7,006	925,633
Roper Technologies, Inc.	121	32,249
		2,247,063
INSURANCE — 4.8%
Aflac, Inc.	9,494	432,547
Alleghany Corp.	86	53,606
Allstate Corp.	4,543	375,388
American Financial Group, Inc.	1,980	179,249
American International Group, Inc.	4,138	163,079
Aon PLC	2,353	342,032
Arch Capital Group, Ltd. (a)	12,653	338,088
Arthur J Gallagher & Co.	3,467	255,518
Assurant, Inc.	245	21,913
Athene Holding, Ltd. Class A (a)	586	23,340
Brighthouse Financial, Inc. (a)	694	21,153
Chubb, Ltd.	4,699	607,017
Cincinnati Financial Corp.	1,404	108,698
Everest Re Group, Ltd.	895	194,895
Fidelity National Financial, Inc.	2,604	81,870
Hartford Financial Services Group, Inc.	1,952	86,766
Lincoln National Corp.	910	46,692
Loews Corp.	1,039	47,295
Markel Corp. (a)	339	351,899
Marsh & McLennan Cos., Inc.	7,590	605,302
MetLife, Inc.	4,435	182,101
Principal Financial Group, Inc.	2,921	129,021
Progressive Corp.	5,174	312,147
Prudential Financial, Inc.	2,500	203,875
Reinsurance Group of America, Inc.	305	42,770
RenaissanceRe Holdings, Ltd.	1,611	215,391
Torchmark Corp.	291	21,688
Travelers Cos., Inc.	2,794	334,582
Unum Group	1,326	38,958
Willis Towers Watson PLC	930	141,230
WR Berkley Corp.	4,175	308,574
		6,266,684
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A (a)	1,412	1,475,484
Alphabet, Inc. Class C (a)	1,489	1,542,023
Facebook, Inc. Class (a)	18,138	2,377,710
IAC/InterActiveCorp (a)	78	14,277
TripAdvisor, Inc. (a)	77	4,153
Twitter, Inc. (a)	279	8,019
Zillow Group, Inc. Class C (a) (b)	81	2,558
		5,424,224
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Amazon.com, Inc. (a)	158	237,311
Security Description	Shares	Value
Booking Holdings, Inc. (a)	397	$ 683,801
eBay, Inc. (a)	4,203	117,978
Expedia Group, Inc.	183	20,615
MercadoLibre, Inc. (b)	5	1,464
Qurate Retail, Inc. (a)	2,166	42,281
		1,103,450
IT SERVICES — 8.7%
Accenture PLC Class A	9,960	1,404,460
Akamai Technologies, Inc. (a)	227	13,865
Alliance Data Systems Corp.	106	15,908
Automatic Data Processing, Inc.	5,994	785,933
Broadridge Financial Solutions, Inc.	2,383	229,364
Cognizant Technology Solutions Corp. Class A	3,992	253,412
DXC Technology Co.	918	48,810
Fidelity National Information Services, Inc.	4,418	453,066
First Data Corp. Class A (a)	425	7,187
Fiserv, Inc. (a)	10,697	786,123
FleetCor Technologies, Inc. (a)	111	20,615
Gartner, Inc. (a) (b)	67	8,565
Global Payments, Inc.	160	16,501
GoDaddy, Inc. Class A (a)	65	4,265
International Business Machines Corp.	11,089	1,260,487
Jack Henry & Associates, Inc.	3,520	445,350
Leidos Holdings, Inc.	336	17,714
Mastercard, Inc. Class A	11,120	2,097,788
Paychex, Inc.	8,573	558,531
PayPal Holdings, Inc. (a)	904	76,017
Sabre Corp.	480	10,387
Square, Inc. Class A (a)	31	1,739
Total System Services, Inc.	222	18,046
VeriSign, Inc. (a)	1,028	152,442
Visa, Inc. Class A	19,486	2,570,983
Western Union Co.	1,176	20,063
Worldpay, Inc. Class A (a)	1,217	93,015
		11,370,636
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	1,781	144,706
Mattel, Inc. (a) (b)	976	9,750
Polaris Industries, Inc. (b)	577	44,245
		198,701
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	369	24,893
Illumina, Inc. (a)	56	16,796
IQVIA Holdings, Inc. (a)	250	29,042
Mettler-Toledo International, Inc. (a)	231	130,649
Thermo Fisher Scientific, Inc.	1,329	297,417
Waters Corp. (a)	572	107,908
		606,705
MACHINERY — 1.0%
Caterpillar, Inc.	987	125,418
Cummins, Inc.	1,445	193,110
Deere & Co.	636	94,872

See accompanying notes to financial statements.
31

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Dover Corp.	346	$ 24,549
Flowserve Corp.	181	6,882
Fortive Corp.	438	29,635
IDEX Corp.	562	70,958
Illinois Tool Works, Inc.	2,941	372,595
Ingersoll-Rand PLC	542	49,447
Middleby Corp. (a) (b)	76	7,807
PACCAR, Inc.	1,037	59,254
Parker-Hannifin Corp.	263	39,224
Pentair PLC	357	13,487
Snap-on, Inc.	510	74,098
Stanley Black & Decker, Inc.	393	47,058
WABCO Holdings, Inc. (a)	388	41,648
Wabtec Corp. (b)	181	12,715
Xylem, Inc.	236	15,746
		1,278,503
MEDIA — 1.1%
CBS Corp. Class B	1,353	59,153
Charter Communications, Inc. Class A (a)	434	123,677
Comcast Corp. Class A	18,227	620,629
Discovery, Inc. Class A (a)	658	16,279
Discovery, Inc. Class C (a)	660	15,233
DISH Network Corp. Class A (a)	822	20,525
Interpublic Group of Cos., Inc.	3,548	73,195
Liberty Broadband Corp. Class C (a)	741	53,374
Liberty Global PLC Class A (a)	710	15,152
Liberty Global PLC Class C (a)	1,844	38,060
Liberty Media Corp.-Liberty SiriusXM Class A (a)	199	7,323
Liberty Media Corp.-Liberty SiriusXM Class C (a)	382	14,126
News Corp. Class A	1,379	15,652
Omnicom Group, Inc.	3,731	273,259
Sirius XM Holdings, Inc. (b)	15,749	89,927
		1,435,564
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	3,377	34,817
Newmont Mining Corp.	22,269	771,621
Nucor Corp.	986	51,084
Steel Dynamics, Inc.	418	12,557
		870,079
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
AGNC Investment Corp. REIT	22,236	390,019
Annaly Capital Management, Inc. REIT	51,714	507,832
		897,851
MULTI-UTILITIES — 1.3%
Ameren Corp.	528	34,441
CenterPoint Energy, Inc.	814	22,979
CMS Energy Corp.	2,568	127,501
Consolidated Edison, Inc.	7,660	585,684
Dominion Energy, Inc.	4,092	292,414
Security Description	Shares	Value
DTE Energy Co.	712	$ 78,534
NiSource, Inc.	857	21,725
Public Service Enterprise Group, Inc.	1,193	62,096
SCANA Corp.	611	29,194
Sempra Energy (b)	786	85,037
WEC Energy Group, Inc.	4,582	317,349
		1,656,954
MULTILINE RETAIL — 0.8%
Dollar General Corp.	4,763	514,785
Dollar Tree, Inc. (a)	894	80,746
Kohl's Corp.	823	54,598
Macy's, Inc.	2,076	61,823
Nordstrom, Inc. (b)	1,281	59,707
Target Corp.	4,038	266,872
		1,038,531
OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp.	701	30,732
Antero Resources Corp. (a) (b)	1,121	10,526
Apache Corp.	1,173	30,791
Cabot Oil & Gas Corp.	412	9,208
Cheniere Energy, Inc. (a)	36	2,131
Chevron Corp.	6,879	748,366
Cimarex Energy Co.	117	7,213
Concho Resources, Inc. (a)	249	25,595
ConocoPhillips	1,903	118,652
Continental Resources, Inc. (a)	156	6,270
Devon Energy Corp.	1,473	33,202
Diamondback Energy, Inc.	212	19,652
EOG Resources, Inc.	524	45,698
Exxon Mobil Corp.	17,886	1,219,646
Hess Corp.	384	15,552
HollyFrontier Corp.	451	23,055
Kinder Morgan, Inc.	5,545	85,282
Marathon Oil Corp.	1,605	23,016
Marathon Petroleum Corp.	3,129	184,642
Noble Energy, Inc.	864	16,209
Occidental Petroleum Corp.	2,222	136,386
ONEOK, Inc.	1,305	70,405
Parsley Energy, Inc. Class A (a)	257	4,107
Phillips 66	1,959	168,768
Pioneer Natural Resources Co.	182	23,937
Plains GP Holdings L.P. Class A (a)	1,467	29,487
Targa Resources Corp.	670	24,133
Valero Energy Corp.	2,434	182,477
Williams Cos., Inc.	2,183	48,135
		3,343,273
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	1,172	7,688
Estee Lauder Cos., Inc. Class A	1,805	234,831
		242,519
PHARMACEUTICALS — 5.2%
Allergan PLC	1,078	144,085
Bristol-Myers Squibb Co.	3,542	184,113
Eli Lilly & Co.	10,089	1,167,499

See accompanying notes to financial statements.
32

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Jazz Pharmaceuticals PLC (a)	75	$ 9,297
Johnson & Johnson	24,028	3,100,813
Merck & Co., Inc.	9,311	711,454
Mylan NV (a)	1,499	41,073
Perrigo Co. PLC	153	5,929
Pfizer, Inc.	24,456	1,067,504
Zoetis, Inc.	4,638	396,735
		6,828,502
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	32	10,795
Equifax, Inc.	179	16,670
IHS Markit, Ltd. (a)	409	19,620
ManpowerGroup, Inc.	375	24,300
Nielsen Holdings PLC	1,170	27,296
Robert Half International, Inc.	1,167	66,753
TransUnion	113	6,418
Verisk Analytics, Inc. (a)	1,250	136,300
		308,152
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	737	29,510
Jones Lang LaSalle, Inc.	147	18,610
		48,120
ROAD & RAIL — 0.9%
AMERCO	238	78,090
CSX Corp.	1,080	67,100
JB Hunt Transport Services, Inc.	676	62,895
Kansas City Southern	223	21,285
Knight-Swift Transportation Holdings, Inc. (b)	236	5,917
Norfolk Southern Corp.	436	65,199
Old Dominion Freight Line, Inc.	508	62,733
Union Pacific Corp.	5,733	792,473
		1,155,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a) (b)	256	4,726
Analog Devices, Inc.	436	37,422
Applied Materials, Inc.	9,725	318,397
Broadcom, Inc.	420	106,798
Intel Corp.	41,934	1,967,963
KLA-Tencor Corp.	1,625	145,421
Lam Research Corp.	1,578	214,876
Marvell Technology Group, Ltd.	564	9,131
Maxim Integrated Products, Inc.	2,265	115,175
Microchip Technology, Inc.	320	23,014
Micron Technology, Inc. (a)	6,264	198,757
NVIDIA Corp.	5,082	678,447
ON Semiconductor Corp. (a)	926	15,288
Qorvo, Inc. (a)	192	11,660
QUALCOMM, Inc. (b)	2,887	164,299
Skyworks Solutions, Inc.	1,562	104,685
Texas Instruments, Inc.	9,017	852,106
Security Description	Shares	Value
Xilinx, Inc.	1,945	$ 165,656
		5,133,821
SOFTWARE — 4.4%
Adobe, Inc. (a)	3,273	740,484
ANSYS, Inc. (a)	49	7,004
Autodesk, Inc. (a)	29	3,730
Cadence Design Systems, Inc. (a)	1,925	83,699
CDK Global, Inc.	751	35,958
Citrix Systems, Inc.	1,229	125,923
Fortinet, Inc. (a)	77	5,423
Intuit, Inc.	2,621	515,944
Microsoft Corp.	33,513	3,403,915
Oracle Corp.	9,697	437,820
Palo Alto Networks, Inc. (a)	483	90,973
Red Hat, Inc. (a)	1,142	200,581
salesforce.com, Inc. (a)	284	38,900
ServiceNow, Inc. (a)	1	178
Splunk, Inc. (a)	38	3,984
SS&C Technologies Holdings, Inc.	195	8,796
Symantec Corp.	528	9,977
Synopsys, Inc. (a)	859	72,362
VMware, Inc. Class A	86	11,793
Workday, Inc. Class A (a)	28	4,471
		5,801,915
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	435	68,495
AutoZone, Inc. (a)	319	267,431
Best Buy Co., Inc.	2,742	145,216
Burlington Stores, Inc. (a)	846	137,619
CarMax, Inc. (a) (b)	523	32,808
Gap, Inc.	2,537	65,353
Home Depot, Inc.	3,648	626,799
L Brands, Inc.	990	25,413
Lowe's Cos., Inc.	7,366	680,324
O'Reilly Automotive, Inc. (a)	358	123,270
Ross Stores, Inc.	7,485	622,752
Tiffany & Co.	233	18,759
TJX Cos., Inc.	24,215	1,083,379
Tractor Supply Co.	1,391	116,065
Ulta Salon Cosmetics & Fragrance, Inc. (a)	815	199,545
		4,213,228
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	22,118	3,488,893
Dell Technologies, Inc. Class C (a)	580	28,369
Hewlett Packard Enterprise Co.	9,872	130,409
HP, Inc.	6,808	139,292
NetApp, Inc.	2,247	134,078
Seagate Technology PLC	648	25,006
Western Digital Corp.	1,506	55,677
Xerox Corp.	1,150	22,724
		4,024,448

See accompanying notes to financial statements.
33

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Hanesbrands, Inc. (b)	888	$ 11,127
Lululemon Athletica, Inc. (a)	767	93,275
Michael Kors Holdings, Ltd. (a)	1,606	60,900
NIKE, Inc. Class B	13,844	1,026,394
PVH Corp.	228	21,193
Ralph Lauren Corp.	109	11,277
Tapestry, Inc.	4,351	146,846
Under Armour, Inc. Class A (a)	288	5,089
Under Armour, Inc. Class C (a) (b)	301	4,867
VF Corp.	4,136	295,062
		1,676,030
TOBACCO — 1.1%
Altria Group, Inc.	23,905	1,180,668
Philip Morris International, Inc.	4,352	290,539
		1,471,207
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	2,445	127,849
HD Supply Holdings, Inc. (a)	424	15,909
United Rentals, Inc. (a)	304	31,169
W.W. Grainger, Inc.	379	107,014
		281,941
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	556	50,468
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	3,757	21,866
T-Mobile US, Inc. (a)	1,785	113,544
		135,410
TOTAL COMMON STOCKS (Cost $139,163,136)		131,083,293
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	122,023	$ 122,023
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	81,872	81,872
TOTAL SHORT-TERM INVESTMENTS (Cost $203,895)		203,895
TOTAL INVESTMENTS — 100.0% (Cost $139,367,031)		131,287,188
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(13,553)
NET ASSETS — 100.0%		$ 131,273,635
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$131,083,293	$—	$—	$131,083,293
Short-Term Investments	203,895	—	—	203,895
TOTAL INVESTMENTS	$131,287,188	$—	$—	$131,287,188
See accompanying notes to financial statements.
34

SPDR MSCI USA STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	533	$ 49,617	$ 52,340	$ 5,436	$547	$(23,276)	1,170	$ 73,792	$ 831	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,826	52,826	3,145,960	3,076,763	—	—	122,023	122,023	1,413	—
State Street Navigator Securities Lending Government Money Market Portfolio	131,132	131,132	1,486,803	1,536,063	—	—	81,872	81,872	674	—
Total		$233,575	$4,685,103	$4,618,262	$547	$(23,276)		$277,687	$2,918	$—
See accompanying notes to financial statements.
35

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	28,537	$ 9,497,114
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	218,285	9,458,289
ENTERTAINMENT — 5.7%
Activision Blizzard, Inc.	199,231	9,278,188
Netflix, Inc. (a)	37,107	9,932,059
		19,210,247
INTERACTIVE MEDIA & SERVICES — 11.4%
Alphabet, Inc. Class A (a)	9,216	9,630,351
Baidu, Inc. ADR (a)	58,065	9,209,109
Facebook, Inc. Class (a)	73,077	9,579,664
Twitter, Inc. (a)	334,571	9,615,571
		38,034,695
INTERNET & DIRECT MARKETING RETAIL — 11.4%
Alibaba Group Holding, Ltd. ADR (a)	69,188	9,483,599
Amazon.com, Inc. (a)	6,632	9,961,065
Booking Holdings, Inc. (a)	5,593	9,633,495
JD.com, Inc. ADR (a)	433,377	9,070,581
		38,148,740
IT SERVICES — 14.3%
Accenture PLC Class A	66,580	9,388,446
Automatic Data Processing, Inc.	72,904	9,559,172
International Business Machines Corp.	82,367	9,362,657
PayPal Holdings, Inc. (a)	116,972	9,836,175
Square, Inc. Class A (a)	173,974	9,758,202
		47,904,652
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.6%
Applied Materials, Inc.	301,414	9,868,294
Broadcom, Inc.	37,331	9,492,527
Intel Corp.	203,798	9,564,240
Micron Technology, Inc. (a)	301,309	9,560,535
NVIDIA Corp.	70,482	9,409,347
NXP Semiconductors NV	129,877	9,517,387
QUALCOMM, Inc. (b)	166,586	9,480,409
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	255,845	9,443,239
Security Description	Shares	Value
Texas Instruments, Inc.	101,081	$ 9,552,154
		85,888,132
SOFTWARE — 20.5%
Adobe, Inc. (a)	43,751	9,898,226
Intuit, Inc.	49,093	9,663,957
Microsoft Corp.	92,786	9,424,274
Oracle Corp.	207,668	9,376,210
salesforce.com, Inc. (a)	74,341	10,182,487
ServiceNow, Inc. (a)	56,433	10,047,896
Workday, Inc. Class A (a)	63,043	10,066,706
		68,659,756
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.3%
Apple, Inc.	60,628	9,563,461
Dell Technologies, Inc. Class C (a)	163,530	7,991,702
		17,555,163
TOTAL COMMON STOCKS (Cost $334,659,510)		334,356,788
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $614,375)	614,375	614,375
TOTAL INVESTMENTS — 100.0% (Cost $335,273,885)		334,971,163
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		43,017
NET ASSETS — 100.0%		$ 335,014,180
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$334,356,788	$—	$—	$334,356,788
Short-Term Investment	614,375	—	—	614,375
TOTAL INVESTMENTS	$334,971,163	$—	$—	$334,971,163
See accompanying notes to financial statements.
36

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,354,220	$1,354,220	$102,179,102	$102,918,947	$—	$—	614,375	$614,375	$30,871	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	20,530,472	20,530,472	—	—	—	—	2,003	—
Total		$1,354,220	$122,709,574	$123,449,419	$—	$—		$614,375	$32,874	$—
See accompanying notes to financial statements.
37

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	6,236	$ 105,139
Boeing Co.	7,512	2,422,620
General Dynamics Corp.	3,978	625,381
Harris Corp.	1,706	229,713
Huntington Ingalls Industries, Inc.	625	118,944
L3 Technologies, Inc.	1,128	195,888
Lockheed Martin Corp.	3,515	920,368
Northrop Grumman Corp.	2,455	601,229
Raytheon Co.	4,037	619,074
Textron, Inc.	3,605	165,794
TransDigm Group, Inc. (a) (b)	685	232,941
United Technologies Corp.	11,481	1,222,497
		7,459,588
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	1,993	167,591
Expeditors International of Washington, Inc.	2,530	172,268
FedEx Corp.	3,433	553,846
United Parcel Service, Inc. Class B	9,918	967,302
		1,861,007
AIRLINES — 0.5%
Alaska Air Group, Inc.	1,769	107,644
American Airlines Group, Inc. (b)	5,951	191,086
Delta Air Lines, Inc.	8,732	435,727
Southwest Airlines Co.	7,294	339,025
United Continental Holdings, Inc. (a)	3,326	278,486
		1,351,968
AUTO COMPONENTS — 0.1%
Aptiv PLC	3,781	232,796
BorgWarner, Inc.	2,905	100,920
Goodyear Tire & Rubber Co.	3,441	70,231
		403,947
AUTOMOBILES — 0.4%
Ford Motor Co.	54,525	417,117
General Motors Co.	18,447	617,052
Harley-Davidson, Inc.	2,327	79,397
		1,113,566
BANKS — 6.0%
Bank of America Corp.	129,517	3,191,299
BB&T Corp.	10,727	464,694
Citigroup, Inc.	34,693	1,806,118
Citizens Financial Group, Inc.	6,909	205,405
Comerica, Inc.	2,445	167,947
Fifth Third Bancorp	9,678	227,723
Huntington Bancshares, Inc.	15,619	186,179
JPMorgan Chase & Co.	47,210	4,608,640
KeyCorp	15,235	225,173
M&T Bank Corp.	2,019	288,979
People's United Financial, Inc.	4,966	71,659
PNC Financial Services Group, Inc.	6,636	775,815
Regions Financial Corp.	14,887	199,188
Security Description	Shares	Value
SunTrust Banks, Inc.	6,480	$ 326,851
SVB Financial Group (a)	764	145,099
US Bancorp	21,736	993,335
Wells Fargo & Co.	60,418	2,784,061
Zions Bancorp (b)	2,813	114,602
		16,782,767
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	2,464	117,237
Coca-Cola Co.	54,639	2,587,157
Constellation Brands, Inc. Class A	2,333	375,193
Molson Coors Brewing Co. Class B	2,634	147,925
Monster Beverage Corp. (a)	5,777	284,344
PepsiCo, Inc.	20,148	2,225,951
		5,737,807
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	21,369	1,970,008
Alexion Pharmaceuticals, Inc. (a)	3,232	314,668
Amgen, Inc.	9,083	1,768,188
Biogen, Inc. (a)	2,877	865,747
Celgene Corp. (a)	9,848	631,158
Gilead Sciences, Inc.	18,410	1,151,545
Incyte Corp. (a)	2,479	157,640
Regeneron Pharmaceuticals, Inc. (a)	1,113	415,705
Vertex Pharmaceuticals, Inc. (a)	3,682	610,144
		7,884,803
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,308	104,261
AO Smith Corp.	2,036	86,937
Fortune Brands Home & Security, Inc.	2,063	78,373
Johnson Controls International PLC	13,201	391,410
Masco Corp.	4,461	130,440
		791,421
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	760	74,054
Ameriprise Financial, Inc.	2,056	214,585
Bank of New York Mellon Corp.	13,110	617,088
BlackRock, Inc.	1,702	668,580
Cboe Global Markets, Inc.	1,586	155,158
Charles Schwab Corp.	16,863	700,320
CME Group, Inc.	5,040	948,125
E*TRADE Financial Corp.	3,770	165,428
Franklin Resources, Inc. (b)	4,527	134,271
Goldman Sachs Group, Inc.	4,880	815,204
Intercontinental Exchange, Inc.	8,063	607,386
Invesco, Ltd.	5,840	97,762
Moody's Corp.	2,383	333,715
Morgan Stanley	18,349	727,538
MSCI, Inc.	1,292	190,479
Nasdaq, Inc.	1,675	136,630
Northern Trust Corp.	3,254	272,002
Raymond James Financial, Inc.	1,807	134,459
S&P Global, Inc.	3,547	602,777
State Street Corp. (c)	5,312	335,028

See accompanying notes to financial statements.
38

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	3,442	$ 317,765
		8,248,354
CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	3,156	505,118
Albemarle Corp. (b)	1,576	121,462
CF Industries Holdings, Inc.	3,320	144,453
DowDuPont, Inc.	32,750	1,751,470
Eastman Chemical Co.	2,047	149,656
Ecolab, Inc.	3,593	529,428
FMC Corp.	1,861	137,640
International Flavors & Fragrances, Inc.	1,464	196,571
Linde PLC	7,866	1,227,411
LyondellBasell Industries NV Class A	4,331	360,166
Mosaic Co.	4,982	145,524
PPG Industries, Inc.	3,313	338,688
Sherwin-Williams Co.	1,182	465,070
		6,072,657
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,245	209,148
Copart, Inc. (a)	2,758	131,777
Republic Services, Inc.	3,168	228,381
Rollins, Inc.	1,900	68,590
Waste Management, Inc.	5,522	491,403
		1,129,299
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	700	147,490
Cisco Systems, Inc.	63,785	2,763,804
F5 Networks, Inc. (a)	884	143,234
Juniper Networks, Inc.	5,000	134,550
Motorola Solutions, Inc.	2,294	263,902
		3,452,980
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,982	63,820
Jacobs Engineering Group, Inc.	1,721	100,610
Quanta Services, Inc.	2,165	65,167
		229,597
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	900	154,683
Vulcan Materials Co.	1,883	186,040
		340,723
CONSUMER FINANCE — 0.7%
American Express Co.	10,013	954,439
Capital One Financial Corp.	6,826	515,977
Discover Financial Services	4,672	275,555
Synchrony Financial	9,096	213,392
		1,959,363
CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	1,230	110,491
Ball Corp.	4,992	229,532
International Paper Co.	5,868	236,833
Security Description	Shares	Value
Packaging Corp. of America	1,351	$ 112,754
Sealed Air Corp.	2,307	80,376
WestRock Co.	3,613	136,427
		906,413
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,108	202,410
LKQ Corp. (a)	4,386	104,080
		306,490
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,802	71,087
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (a)	27,742	5,664,361
Jefferies Financial Group, Inc.	4,147	71,992
		5,736,353
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	103,772	2,961,653
CenturyLink, Inc.	13,796	209,009
Verizon Communications, Inc.	58,952	3,314,282
		6,484,944
ELECTRIC UTILITIES — 0.4%
Edison International	4,643	263,583
Eversource Energy	4,505	293,005
Exelon Corp.	13,896	626,710
		1,183,298
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	3,345	226,456
Eaton Corp. PLC	6,283	431,391
Emerson Electric Co.	8,807	526,218
Rockwell Automation, Inc.	1,685	253,559
		1,437,624
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	4,346	352,113
Corning, Inc.	11,367	343,397
FLIR Systems, Inc.	1,976	86,035
IPG Photonics Corp. (a) (b)	528	59,817
Keysight Technologies, Inc. (a)	2,500	155,200
TE Connectivity, Ltd.	5,011	378,982
		1,375,544
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes a GE Co.	7,597	163,335
Halliburton Co.	12,630	335,705
Helmerich & Payne, Inc.	1,538	73,732
National Oilwell Varco, Inc.	5,405	138,909
Schlumberger, Ltd.	19,454	701,900
TechnipFMC PLC	6,203	121,455
		1,535,036
ENTERTAINMENT — 2.2%
Activision Blizzard, Inc.	10,952	510,035

See accompanying notes to financial statements.
39

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Electronic Arts, Inc. (a)	4,226	$ 333,474
Netflix, Inc. (a)	6,154	1,647,180
Take-Two Interactive Software, Inc. (a)	1,644	169,233
Twenty-First Century Fox, Inc. Class A	15,204	731,616
Twenty-First Century Fox, Inc. Class B	6,953	332,214
Viacom, Inc. Class B	5,015	128,886
Walt Disney Co.	21,086	2,312,080
		6,164,718
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	1,482	170,786
American Tower Corp. REIT	6,226	984,891
Apartment Investment & Management Co. Class A REIT	2,223	97,545
AvalonBay Communities, Inc. REIT	1,971	343,053
Boston Properties, Inc. REIT	2,194	246,935
Crown Castle International Corp. REIT	5,824	632,661
Digital Realty Trust, Inc. REIT	2,934	312,618
Duke Realty Corp. REIT	5,065	131,184
Equinix, Inc. REIT	1,156	407,559
Equity Residential REIT	5,346	352,890
Essex Property Trust, Inc. REIT	949	232,704
Extra Space Storage, Inc. REIT	1,795	162,412
Federal Realty Investment Trust REIT	1,043	123,116
HCP, Inc. REIT	6,670	186,293
Host Hotels & Resorts, Inc. REIT	10,505	175,118
Iron Mountain, Inc. REIT	3,862	125,167
Kimco Realty Corp. REIT	6,040	88,486
Macerich Co. REIT	1,538	66,565
Mid-America Apartment Communities, Inc. REIT	1,652	158,096
Prologis, Inc. REIT	8,976	527,071
Public Storage REIT	2,173	439,837
Realty Income Corp. REIT	4,005	252,475
Regency Centers Corp. REIT	2,412	141,536
SBA Communications Corp. REIT (a)	1,639	265,338
Simon Property Group, Inc. REIT	4,388	737,140
SL Green Realty Corp. REIT	1,257	99,404
UDR, Inc. REIT	3,789	150,120
Ventas, Inc. REIT	5,026	294,473
Vornado Realty Trust REIT	2,481	153,896
Welltower, Inc. REIT	5,401	374,883
Weyerhaeuser Co. REIT	10,857	237,334
		8,671,586
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	6,245	1,272,169
Kroger Co.	11,570	318,175
Sysco Corp.	6,856	429,597
Walmart, Inc.	20,204	1,882,003
Walgreens Boots Alliance, Inc.	11,292	771,582
		4,673,526
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	7,989	327,309
Security Description	Shares	Value
Campbell Soup Co. (b)	2,760	$ 91,052
Conagra Brands, Inc.	6,955	148,559
General Mills, Inc.	8,558	333,249
Hershey Co.	2,012	215,646
Hormel Foods Corp. (b)	3,822	163,123
J.M. Smucker Co.	1,639	153,230
Kellogg Co.	3,553	202,557
Kraft Heinz Co.	9,041	389,125
McCormick & Co., Inc. (b)	1,701	236,847
Mondelez International, Inc. Class A	20,485	820,015
Tyson Foods, Inc. Class A	4,216	225,134
		3,305,846
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	25,036	1,810,854
ABIOMED, Inc. (a)	622	202,175
Align Technology, Inc. (a)	1,058	221,577
Baxter International, Inc.	7,152	470,745
Becton Dickinson and Co.	3,826	862,074
Boston Scientific Corp. (a)	19,758	698,248
Cooper Cos., Inc.	699	177,895
Danaher Corp.	8,833	910,859
DENTSPLY SIRONA, Inc.	3,275	121,863
Edwards Lifesciences Corp. (a)	3,015	461,808
Hologic, Inc. (a)	3,953	162,468
IDEXX Laboratories, Inc. (a)	1,247	231,967
Intuitive Surgical, Inc. (a)	1,624	777,766
Medtronic PLC	19,142	1,741,156
ResMed, Inc.	2,018	229,790
Stryker Corp.	4,411	691,424
Varian Medical Systems, Inc. (a)	1,330	150,702
Zimmer Biomet Holdings, Inc.	2,950	305,974
		10,229,345
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AmerisourceBergen Corp.	2,323	172,831
Anthem, Inc.	3,648	958,074
Cardinal Health, Inc.	4,401	196,285
Centene Corp. (a)	2,914	335,984
Cigna Corp.	5,447	1,034,426
CVS Health Corp.	18,483	1,211,006
DaVita, Inc. (a)	1,843	94,841
HCA Healthcare, Inc.	3,716	462,456
Henry Schein, Inc. (a) (b)	2,225	174,707
Humana, Inc.	1,923	550,901
Laboratory Corp. of America Holdings (a)	1,481	187,139
McKesson Corp.	2,704	298,711
Quest Diagnostics, Inc.	1,985	165,291
UnitedHealth Group, Inc.	13,716	3,416,930
Universal Health Services, Inc. Class B	1,245	145,117
WellCare Health Plans, Inc. (a)	700	165,263
		9,569,962

See accompanying notes to financial statements.
40

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	4,503	$ 236,137
HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival Corp.	5,853	288,553
Chipotle Mexican Grill, Inc. (a)	348	150,263
Darden Restaurants, Inc.	1,783	178,050
Hilton Worldwide Holdings, Inc.	4,087	293,447
Marriott International, Inc. Class A	4,076	442,491
McDonald's Corp.	10,905	1,936,401
MGM Resorts International	7,235	175,521
Norwegian Cruise Line Holdings, Ltd. (a)	2,960	125,474
Royal Caribbean Cruises, Ltd.	2,436	238,216
Starbucks Corp.	17,479	1,125,648
Wynn Resorts, Ltd.	1,465	144,903
Yum! Brands, Inc.	4,399	404,356
		5,503,323
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	4,966	172,122
Garmin, Ltd.	1,637	103,655
Leggett & Platt, Inc. (b)	1,840	65,946
Lennar Corp. Class A	3,890	152,293
Mohawk Industries, Inc. (a)	905	105,849
Newell Brands, Inc. (b)	6,212	115,481
PulteGroup, Inc.	3,794	98,606
Whirlpool Corp.	945	100,992
		914,944
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	3,559	234,040
Clorox Co.	1,835	282,847
Colgate-Palmolive Co.	12,196	725,906
Kimberly-Clark Corp.	4,838	551,241
Procter & Gamble Co.	35,388	3,252,865
		5,046,899
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	8,287	1,579,005
General Electric Co.	123,576	935,470
Honeywell International, Inc.	10,567	1,396,112
Roper Technologies, Inc.	1,493	397,915
		4,308,502
INSURANCE — 2.5%
Aflac, Inc.	10,758	490,134
Allstate Corp.	4,828	398,938
American International Group, Inc.	12,330	485,925
Aon PLC	3,422	497,422
Arthur J Gallagher & Co.	2,649	195,231
Assurant, Inc.	762	68,153
Brighthouse Financial, Inc. (a)	1,735	52,883
Chubb, Ltd.	6,489	838,249
Cincinnati Financial Corp.	2,114	163,666
Everest Re Group, Ltd.	588	128,043
Hartford Financial Services Group, Inc.	5,104	226,873
Security Description	Shares	Value
Lincoln National Corp.	3,143	$ 161,267
Loews Corp.	3,811	173,477
Marsh & McLennan Cos., Inc.	7,128	568,458
MetLife, Inc.	13,844	568,435
Principal Financial Group, Inc.	3,815	168,509
Progressive Corp.	8,264	498,567
Prudential Financial, Inc.	5,754	469,239
Torchmark Corp.	1,501	111,869
Travelers Cos., Inc.	3,687	441,518
Unum Group	3,181	93,458
Willis Towers Watson PLC	1,901	288,686
		7,089,000
INTERACTIVE MEDIA & SERVICES — 4.9%
Alphabet, Inc. Class A (a)	4,264	4,455,709
Alphabet, Inc. Class C (a)	4,385	4,541,150
Facebook, Inc. Class (a)	34,103	4,470,562
TripAdvisor, Inc. (a)	1,489	80,317
Twitter, Inc. (a)	9,989	287,084
		13,834,822
INTERNET & DIRECT MARKETING RETAIL — 3.8%
Amazon.com, Inc. (a)	5,846	8,780,517
Booking Holdings, Inc. (a)	668	1,150,576
eBay, Inc. (a)	13,040	366,033
Expedia Group, Inc.	1,723	194,096
		10,491,222
IT SERVICES — 5.1%
Accenture PLC Class A	9,009	1,270,359
Akamai Technologies, Inc. (a)	2,377	145,187
Alliance Data Systems Corp.	678	101,754
Automatic Data Processing, Inc.	6,254	820,025
Broadridge Financial Solutions, Inc.	1,598	153,808
Cognizant Technology Solutions Corp. Class A	8,374	531,582
DXC Technology Co.	4,037	214,647
Fidelity National Information Services, Inc.	4,747	486,805
Fiserv, Inc. (a)	5,743	422,053
FleetCor Technologies, Inc. (a)	1,224	227,321
Gartner, Inc. (a) (b)	1,310	167,470
Global Payments, Inc.	2,273	234,415
International Business Machines Corp.	12,990	1,476,573
Jack Henry & Associates, Inc.	1,000	126,520
Mastercard, Inc. Class A	12,948	2,442,640
Paychex, Inc.	4,547	296,237
PayPal Holdings, Inc. (a)	16,769	1,410,105
Total System Services, Inc.	2,366	192,332
VeriSign, Inc. (a)	1,548	229,553
Visa, Inc. Class A	25,048	3,304,833
Western Union Co.	6,497	110,839
		14,365,058
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,607	130,569

See accompanying notes to financial statements.
41

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Mattel, Inc. (a) (b)	4,877	$ 48,721
		179,290
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	4,610	310,991
Illumina, Inc. (a)	2,056	616,656
IQVIA Holdings, Inc. (a)	2,150	249,765
Mettler-Toledo International, Inc. (a)	362	204,740
PerkinElmer, Inc. (b)	1,535	120,574
Thermo Fisher Scientific, Inc.	5,687	1,272,694
Waters Corp. (a)	1,110	209,402
		2,984,822
MACHINERY — 1.6%
Caterpillar, Inc.	8,335	1,059,128
Cummins, Inc.	2,084	278,506
Deere & Co.	4,570	681,707
Dover Corp.	2,146	152,259
Flowserve Corp.	1,865	70,907
Fortive Corp.	4,243	287,081
Illinois Tool Works, Inc.	4,322	547,554
Ingersoll-Rand PLC	3,462	315,838
PACCAR, Inc.	4,995	285,414
Parker-Hannifin Corp.	1,913	285,305
Pentair PLC	2,334	88,179
Snap-on, Inc.	824	119,719
Stanley Black & Decker, Inc.	2,177	260,674
Xylem, Inc.	2,501	166,867
		4,599,138
MEDIA — 1.4%
CBS Corp. Class B	4,912	214,753
Charter Communications, Inc. Class A (a)	2,471	704,161
Comcast Corp. Class A	64,401	2,192,854
Discovery, Inc. Class A (a)	2,189	54,156
Discovery, Inc. Class C (a)	5,020	115,861
DISH Network Corp. Class A (a)	3,172	79,205
Interpublic Group of Cos., Inc.	5,519	113,857
News Corp. Class A	5,303	60,189
News Corp. Class B	1,622	18,734
Omnicom Group, Inc.	3,232	236,712
		3,790,482
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	21,360	220,222
Newmont Mining Corp.	7,582	262,716
Nucor Corp.	4,518	234,077
		717,015
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	7,384	208,450
Consolidated Edison, Inc.	4,402	336,577
Sempra Energy (b)	3,787	409,716
		954,743
MULTILINE RETAIL — 0.6%
Dollar General Corp.	3,788	409,407
Security Description	Shares	Value
Dollar Tree, Inc. (a)	3,365	$ 303,927
Kohl's Corp.	2,423	160,742
Macy's, Inc.	4,242	126,326
Nordstrom, Inc. (b)	1,641	76,487
Target Corp.	7,244	478,756
		1,555,645
OIL, GAS & CONSUMABLE FUELS — 0.8%
Marathon Petroleum Corp.	9,619	567,617
ONEOK, Inc.	5,959	321,488
Phillips 66	6,021	518,709
Valero Energy Corp.	5,907	442,848
Williams Cos., Inc.	17,120	377,496
		2,228,158
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a) (b)	6,618	43,414
Estee Lauder Cos., Inc. Class A	3,193	415,409
		458,823
PHARMACEUTICALS — 5.6%
Allergan PLC	4,530	605,480
Bristol-Myers Squibb Co.	23,185	1,205,156
Eli Lilly & Co.	13,381	1,548,449
Johnson & Johnson	38,102	4,917,063
Merck & Co., Inc.	36,875	2,817,619
Mylan NV (a)	7,466	204,568
Nektar Therapeutics (a)	2,312	75,996
Perrigo Co. PLC	1,827	70,796
Pfizer, Inc.	82,087	3,583,098
Zoetis, Inc.	6,916	591,595
		15,619,820
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,712	159,439
IHS Markit, Ltd. (a)	5,052	242,344
Nielsen Holdings PLC	4,771	111,307
Robert Half International, Inc.	1,775	101,530
Verisk Analytics, Inc. (a)	2,250	245,340
		859,960
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	4,314	172,733
ROAD & RAIL — 1.1%
CSX Corp.	11,348	705,051
JB Hunt Transport Services, Inc.	1,198	111,462
Kansas City Southern	1,487	141,934
Norfolk Southern Corp.	3,925	586,945
Union Pacific Corp.	10,487	1,449,618
		2,995,010
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a) (b)	12,871	237,599
Analog Devices, Inc.	5,312	455,929
Applied Materials, Inc.	13,969	457,345
Broadcom, Inc.	5,826	1,481,435

See accompanying notes to financial statements.
42

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Intel Corp.	64,747	$ 3,038,577
KLA-Tencor Corp.	2,206	197,415
Lam Research Corp.	2,186	297,668
Microchip Technology, Inc. (b)	3,364	241,939
Micron Technology, Inc. (a)	15,944	505,903
NVIDIA Corp.	8,659	1,155,976
Qorvo, Inc. (a)	1,775	107,796
QUALCOMM, Inc. (b)	17,370	988,527
Skyworks Solutions, Inc.	2,599	174,185
Texas Instruments, Inc.	13,623	1,287,373
Xilinx, Inc.	3,574	304,397
		10,932,064
SOFTWARE — 6.6%
Adobe, Inc. (a)	6,972	1,577,345
ANSYS, Inc. (a)	1,184	169,241
Autodesk, Inc. (a)	3,167	407,308
Cadence Design Systems, Inc. (a)	3,932	170,963
Citrix Systems, Inc.	1,797	184,121
Fortinet, Inc. (a)	2,000	140,860
Intuit, Inc.	3,655	719,487
Microsoft Corp.	110,085	11,181,333
Oracle Corp.	36,191	1,634,024
Red Hat, Inc. (a)	2,541	446,301
salesforce.com, Inc. (a)	10,867	1,488,453
Symantec Corp.	8,866	167,523
Synopsys, Inc. (a)	2,104	177,241
		18,464,200
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	1,025	161,396
AutoZone, Inc. (a)	364	305,156
Best Buy Co., Inc.	3,526	186,737
CarMax, Inc. (a) (b)	2,560	160,589
Foot Locker, Inc.	1,695	90,174
Gap, Inc.	3,146	81,041
Home Depot, Inc.	16,071	2,761,319
L Brands, Inc. (b)	3,369	86,482
Lowe's Cos., Inc.	11,316	1,045,146
O'Reilly Automotive, Inc. (a)	1,118	384,961
Ross Stores, Inc.	5,266	438,131
Tiffany & Co.	1,446	116,417
TJX Cos., Inc.	17,425	779,594
Tractor Supply Co.	1,699	141,765
Ulta Salon Cosmetics & Fragrance, Inc. (a)	828	202,728
		6,941,636
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	64,159	10,120,441
Hewlett Packard Enterprise Co.	20,508	270,911
HP, Inc.	22,478	459,900
NetApp, Inc.	3,468	206,935
Seagate Technology PLC	3,792	146,333
Western Digital Corp.	4,190	154,904
Security Description	Shares	Value
Xerox Corp.	2,981	$ 58,905
		11,418,329
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (b)	5,201	65,169
Michael Kors Holdings, Ltd. (a)	2,168	82,211
NIKE, Inc. Class B	18,205	1,349,719
PVH Corp.	1,110	103,174
Ralph Lauren Corp.	807	83,492
Tapestry, Inc.	4,038	136,282
Under Armour, Inc. Class A (a)	2,699	47,691
Under Armour, Inc. Class C (a) (b)	2,699	43,643
VF Corp.	4,678	333,729
		2,245,110
TOBACCO — 1.0%
Altria Group, Inc.	26,804	1,323,849
Philip Morris International, Inc.	21,905	1,462,378
		2,786,227
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	4,088	213,762
United Rentals, Inc. (a)	1,198	122,831
W.W. Grainger, Inc.	664	187,487
		524,080
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,547	231,191
TOTAL COMMON STOCKS (Cost $269,927,578)		278,920,002
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	732,442	732,442
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	482	482
TOTAL SHORT-TERM INVESTMENTS (Cost $732,924)		732,924
TOTAL INVESTMENTS — 100.1% (Cost $270,660,502)		279,652,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(235,626)
NET ASSETS — 100.0%		$ 279,417,300

See accompanying notes to financial statements.
43

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$278,920,002	$—	$—	$278,920,002
Short-Term Investments	732,924	—	—	732,924
TOTAL INVESTMENTS	$279,652,926	$—	$—	$279,652,926
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	4,848	$ 451,300	$ 56,892	$ 22,410	$6,796	$(157,550)	5,312	$ 335,028	$4,828	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	788,015	788,015	6,278,746	6,334,319	—	—	732,442	732,442	4,834	—
State Street Navigator Securities Lending Government Money Market Portfolio	121,440	121,440	1,600,845	1,721,803	—	—	482	482	281	—
Total		$1,360,755	$7,936,483	$8,078,532	$6,796	$(157,550)		$1,067,952	$9,943	$—
See accompanying notes to financial statements.
44

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 42.8%
Affiliated Managers Group, Inc.	8,709	$ 848,605
Ameriprise Financial, Inc.	7,549	787,889
Artisan Partners Asset Management, Inc. Class A	31,091	687,422
Bank of New York Mellon Corp.	17,091	804,473
BlackRock, Inc.	2,176	854,776
Blucora, Inc. (a)	30,447	811,108
Cohen & Steers, Inc.	9,532	327,138
Diamond Hill Investment Group, Inc.	944	141,081
Eaton Vance Corp.	23,800	837,284
Federated Investors, Inc. Class B	33,745	895,930
Focus Financial Partners, Inc. Class A (a)	20,746	546,242
Franklin Resources, Inc.	26,516	786,465
Hamilton Lane, Inc. Class A	17,189	635,993
Invesco, Ltd.	49,074	821,499
Janus Henderson Group PLC	42,117	872,664
KKR & Co., Inc. Class A	41,342	811,544
Legg Mason, Inc.	32,505	829,203
Northern Trust Corp.	9,631	805,055
SEI Investments Co.	17,182	793,808
State Street Corp. (b)	13,094	825,839
T Rowe Price Group, Inc.	9,044	834,942
Virtus Investment Partners, Inc.	4,763	378,325
Waddell & Reed Financial, Inc. Class A (c)	45,729	826,780
WisdomTree Investments, Inc.	96,389	640,987
		17,405,052
FINANCIAL EXCHANGES & DATA — 20.0%
Cboe Global Markets, Inc.	8,245	806,608
CME Group, Inc.	4,433	833,936
Donnelley Financial Solutions, Inc. (a)	15,026	210,815
FactSet Research Systems, Inc.	3,728	746,085
Intercontinental Exchange, Inc.	10,788	812,660
MarketAxess Holdings, Inc.	3,672	775,930
Moody's Corp.	5,716	800,469
Morningstar, Inc.	6,534	717,695
MSCI, Inc.	5,529	815,140
Nasdaq, Inc.	9,612	784,051
S&P Global, Inc.	4,992	848,340
		8,151,729
INVESTMENT BANKING & BROKERAGE — 36.9%
BGC Partners, Inc. Class A	148,537	767,936
Security Description	Shares	Value
Charles Schwab Corp.	20,195	$ 838,698
Cowen, Inc. (a) (c)	30,670	409,138
E*TRADE Financial Corp.	19,100	838,108
Evercore, Inc. Class A	11,291	807,984
Goldman Sachs Group, Inc.	4,815	804,346
Greenhill & Co., Inc. (c)	25,327	617,979
Houlihan Lokey, Inc.	19,393	713,662
Interactive Brokers Group, Inc. Class A	15,984	873,526
INTL. FCStone, Inc. (a)	6,630	242,525
Investment Technology Group, Inc.	21,815	659,686
Lazard, Ltd. Class A	22,616	834,756
LPL Financial Holdings, Inc.	14,076	859,762
Moelis & Co. Class A	22,795	783,692
Morgan Stanley	20,984	832,016
Piper Jaffray Cos.	5,458	359,355
PJT Partners, Inc. Class A	10,594	410,623
Raymond James Financial, Inc.	11,189	832,573
Stifel Financial Corp.	19,678	815,063
TD Ameritrade Holding Corp.	17,179	841,084
Virtu Financial, Inc. Class A (c)	32,658	841,270
		14,983,782
TOTAL COMMON STOCKS (Cost $50,570,382)		40,540,563
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.31% (d) (e) (Cost $87,904),	87,904	87,904
TOTAL INVESTMENTS — 99.9% (Cost $50,658,286)		40,628,467
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		36,840
NET ASSETS — 100.0%		$ 40,665,307
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.

See accompanying notes to financial statements.
45

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,540,563	$—	$—	$40,540,563
Short-Term Investment	87,904	—	—	87,904
TOTAL INVESTMENTS	$40,628,467	$—	$—	$40,628,467
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	29,990	$2,791,769	$ 285,958	$1,551,202	$(33,062)	$(667,624)	13,094	$825,839	$19,735	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,568	185,568	4,541,611	4,639,275	—	—	87,904	87,904	3,352	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	94,792	94,792	—	—	—	—	1	—
Total		$2,977,337	$4,922,361	$6,285,269	$(33,062)	$(667,624)		$913,743	$23,088	$—
See accompanying notes to financial statements.
46

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 75.0%
Abbott Laboratories	113,786	$ 8,230,141
ABIOMED, Inc. (a)	25,462	8,276,168
Accuray, Inc. (a)	786,763	2,682,862
AngioDynamics, Inc. (a)	169,091	3,403,802
AtriCure, Inc. (a)	230,378	7,049,567
AxoGen, Inc. (a) (b)	281,524	5,751,535
Baxter International, Inc.	122,553	8,066,438
Becton Dickinson and Co.	34,788	7,838,432
Boston Scientific Corp. (a)	224,903	7,948,072
Cantel Medical Corp.	101,491	7,556,005
Cardiovascular Systems, Inc. (a)	275,217	7,840,932
CONMED Corp.	126,318	8,109,616
CryoLife, Inc. (a)	166,231	4,717,636
Danaher Corp.	80,198	8,270,018
DexCom, Inc. (a)	66,728	7,994,014
Edwards Lifesciences Corp. (a)	50,282	7,701,694
Glaukos Corp. (a) (b)	124,658	7,002,040
Globus Medical, Inc. Class A (a)	180,647	7,818,402
Heska Corp. (a)	36,691	3,159,095
Hill-Rom Holdings, Inc.	86,954	7,699,777
Hologic, Inc. (a)	191,980	7,890,378
IDEXX Laboratories, Inc. (a)	42,320	7,872,366
Inogen, Inc. (a)	61,562	7,644,154
Insulet Corp. (a) (b)	101,043	8,014,731
Integer Holdings Corp. (a)	95,548	7,286,490
Integra LifeSciences Holdings Corp. (a)	166,384	7,503,918
Intuitive Surgical, Inc. (a)	16,375	7,842,315
iRhythm Technologies, Inc. (a)	111,306	7,733,541
LeMaitre Vascular, Inc.	133,254	3,150,125
LivaNova PLC (a)	85,251	7,797,909
Masimo Corp. (a)	75,221	8,076,479
Medtronic PLC	85,911	7,814,465
Natus Medical, Inc. (a)	245,146	8,342,318
Nevro Corp. (a)	203,630	7,919,171
NuVasive, Inc. (a)	146,076	7,239,527
NxStage Medical, Inc. (a)	283,409	8,111,166
Orthofix Medical, Inc. (a)	138,143	7,251,126
Penumbra, Inc. (a) (b)	64,206	7,845,973
ResMed, Inc.	71,300	8,118,931
STERIS PLC	71,161	7,603,553
Stryker Corp.	48,343	7,577,765
Surmodics, Inc. (a)	113,089	5,344,586
Tactile Systems Technology, Inc. (a) (b)	159,529	7,266,546
Tandem Diabetes Care, Inc. (a)	227,769	8,648,389
Teleflex, Inc.	32,542	8,411,456
TransEnterix, Inc. (a) (b)	2,776,390	6,274,641
Varex Imaging Corp. (a)	343,790	8,140,947
Varian Medical Systems, Inc. (a)	67,603	7,660,096
ViewRay, Inc. (a) (b)	1,280,049	7,769,897
Wright Medical Group NV (a) (b)	292,566	7,963,647
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	73,869	$ 7,661,693
		370,894,545
HEALTH CARE SUPPLIES — 24.9%
Align Technology, Inc. (a)	37,353	7,822,839
Anika Therapeutics, Inc. (a)	109,527	3,681,203
Antares Pharma, Inc. (a) (b)	1,404,061	3,819,046
Atrion Corp.	7,212	5,344,669
Avanos Medical, Inc. (a)	167,946	7,522,301
Cerus Corp. (a) (b)	866,767	4,394,509
Cooper Cos., Inc.	32,207	8,196,682
DENTSPLY SIRONA, Inc.	217,781	8,103,631
Haemonetics Corp. (a)	78,284	7,832,314
ICU Medical, Inc. (a)	36,359	8,349,117
Lantheus Holdings, Inc. (a)	239,482	3,747,893
Meridian Bioscience, Inc.	212,008	3,680,459
Merit Medical Systems, Inc. (a)	143,061	7,984,234
Neogen Corp. (a)	129,380	7,374,660
OraSure Technologies, Inc. (a)	567,989	6,634,112
Quidel Corp. (a)	161,316	7,875,447
Sientra, Inc. (a) (b)	425,523	5,408,397
STAAR Surgical Co. (a)	233,984	7,466,429
West Pharmaceutical Services, Inc.	76,956	7,543,997
		122,781,939
TOTAL COMMON STOCKS (Cost $573,002,110)		493,676,484
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	603,518	603,518
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,426,831	11,426,831
TOTAL SHORT-TERM INVESTMENTS (Cost $12,030,349)		12,030,349
TOTAL INVESTMENTS — 102.3% (Cost $585,032,459)		505,706,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(11,364,278)
NET ASSETS — 100.0%		$ 494,342,555

See accompanying notes to financial statements.
47

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$493,676,484	$—	$—	$493,676,484
Short-Term Investments	12,030,349	—	—	12,030,349
TOTAL INVESTMENTS	$505,706,833	$—	$—	$505,706,833
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	329,749	$ 329,749	$ 22,438,855	$22,165,086	$—	$—	603,518	$ 603,518	$ 9,705	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,321,999	5,321,999	79,862,837	73,758,005	—	—	11,426,831	11,426,831	397,847	—
Total		$5,651,748	$102,301,692	$95,923,091	$—	$—		$12,030,349	$407,552	$—
See accompanying notes to financial statements.
48

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
HEALTH CARE SERVICES — 40.8%
Addus HomeCare Corp. (a)	32,366	$ 2,197,004
Amedisys, Inc. (a)	26,180	3,065,940
AMN Healthcare Services, Inc. (a)	57,733	3,271,152
BioScrip, Inc. (a)	88,774	316,923
BioTelemetry, Inc. (a)	50,398	3,009,769
Chemed Corp.	11,299	3,200,781
Cigna Corp.	15,838	3,007,863
CorVel Corp. (a)	8,681	535,791
Cross Country Healthcare, Inc. (a)	65,532	480,350
CVS Health Corp.	45,251	2,964,845
DaVita, Inc. (a)	56,061	2,884,899
Diplomat Pharmacy, Inc. (a) (b)	227,142	3,057,331
Laboratory Corp. of America Holdings (a)	23,672	2,991,194
LHC Group, Inc. (a)	32,776	3,077,011
MEDNAX, Inc. (a)	89,729	2,961,057
Premier, Inc. Class A (a)	85,777	3,203,771
Providence Service Corp. (a)	15,445	927,009
Quest Diagnostics, Inc.	38,052	3,168,590
R1 RCM, Inc. (a)	229,974	1,828,293
RadNet, Inc. (a)	67,998	691,540
Tivity Health, Inc. (a)	122,327	3,034,933
		49,876,046
HEALTH CARE DISTRIBUTORS — 17.1%
AmerisourceBergen Corp.	41,189	3,064,462
Cardinal Health, Inc.	64,976	2,897,930
Henry Schein, Inc. (a)	40,395	3,171,815
McKesson Corp.	27,882	3,080,124
Owens & Minor, Inc. (b)	503,509	3,187,212
Patterson Cos., Inc. (b)	150,587	2,960,540
PetIQ, Inc. (a) (b)	108,968	2,557,479
		20,919,562
HEALTH CARE FACILITIES — 21.1%
Acadia Healthcare Co., Inc. (a) (b)	112,433	2,890,652
Brookdale Senior Living, Inc. (a)	413,300	2,769,110
Community Health Systems, Inc. (a)	423,042	1,192,978
Encompass Health Corp.	47,456	2,928,035
Ensign Group, Inc.	68,929	2,673,756
HCA Healthcare, Inc.	25,666	3,194,134
Select Medical Holdings Corp. (a)	155,134	2,381,307
Security Description	Shares	Value
Tenet Healthcare Corp. (a)	153,139	$ 2,624,803
Universal Health Services, Inc. Class B	26,849	3,129,519
US Physical Therapy, Inc.	20,133	2,060,613
		25,844,907
MANAGED HEALTH CARE — 20.7%
Anthem, Inc.	11,803	3,099,822
Centene Corp. (a)	25,505	2,940,726
HealthEquity, Inc. (a) (b)	52,386	3,124,825
Humana, Inc.	10,844	3,106,589
Magellan Health, Inc. (a)	54,256	3,086,624
Molina Healthcare, Inc. (a)	24,694	2,869,937
Triple-S Management Corp. Class B (a)	47,267	821,973
UnitedHealth Group, Inc.	12,273	3,057,450
WellCare Health Plans, Inc. (a)	13,722	3,239,627
		25,347,573
TOTAL COMMON STOCKS (Cost $138,526,506)		121,988,088
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $335,375),	335,375	335,375
TOTAL INVESTMENTS — 100.0% (Cost $138,861,881)		122,323,463
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		42,911
NET ASSETS — 100.0%		$ 122,366,374
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
49

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$121,988,088	$—	$—	$121,988,088
Short-Term Investment	335,375	—	—	335,375
TOTAL INVESTMENTS	$122,323,463	$—	$—	$122,323,463
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,607	$ 97,607	$ 4,699,080	$ 4,461,312	$—	$—	335,375	$335,375	$2,980	$—
State Street Navigator Securities Lending Government Money Market Portfolio	752,196	752,196	8,543,992	9,296,188	—	—	—	—	1,520	—
Total		$849,803	$13,243,072	$13,757,500	$—	$—		$335,375	$4,500	$—
See accompanying notes to financial statements.
50

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
INSURANCE BROKERS — 11.0%
Aon PLC	96,718	$ 14,058,928
Arthur J Gallagher & Co.	200,558	14,781,125
Brown & Brown, Inc.	538,555	14,842,576
Marsh & McLennan Cos., Inc.	179,181	14,289,685
Willis Towers Watson PLC	96,725	14,688,658
		72,660,972
LIFE & HEALTH INSURANCE — 26.5%
Aflac, Inc.	333,451	15,192,027
American Equity Investment Life Holding Co.	310,423	8,673,219
Athene Holding, Ltd. Class A (a)	369,354	14,711,370
Brighthouse Financial, Inc. (a)	465,854	14,199,230
CNO Financial Group, Inc.	718,449	10,690,521
Genworth Financial, Inc. Class A (a)	2,007,494	9,354,922
Lincoln National Corp.	277,861	14,257,048
MetLife, Inc.	382,531	15,706,723
Primerica, Inc.	147,310	14,393,660
Principal Financial Group, Inc.	341,075	15,065,283
Prudential Financial, Inc.	180,606	14,728,419
Torchmark Corp.	192,841	14,372,440
Unum Group	501,021	14,719,997
		176,064,859
MULTI-LINE INSURANCE — 11.5%
American Financial Group, Inc.	162,729	14,731,856
American International Group, Inc.	396,807	15,638,164
Assurant, Inc.	164,807	14,740,338
Hartford Financial Services Group, Inc.	360,492	16,023,870
Loews Corp.	330,017	15,022,374
		76,156,602
PROPERTY & CASUALTY INSURANCE — 41.6%
Allstate Corp.	187,607	15,501,966
Arch Capital Group, Ltd. (a)	553,814	14,797,910
Argo Group International Holdings, Ltd.	48,778	3,280,321
Aspen Insurance Holdings, Ltd.	355,061	14,909,011
Assured Guaranty, Ltd.	388,251	14,862,248
Axis Capital Holdings, Ltd.	281,967	14,560,776
Chubb, Ltd.	116,064	14,993,148
Cincinnati Financial Corp.	187,331	14,503,166
Security Description	Shares	Value
Fidelity National Financial, Inc.	471,926	$ 14,837,353
First American Financial Corp.	333,698	14,896,279
Hanover Insurance Group, Inc.	136,077	15,889,711
Kemper Corp.	210,764	13,990,514
Markel Corp. (a)	14,189	14,728,892
Mercury General Corp.	167,722	8,672,905
Old Republic International Corp.	694,813	14,292,303
ProAssurance Corp.	163,683	6,638,983
Progressive Corp.	239,924	14,474,615
RLI Corp.	93,005	6,416,415
Selective Insurance Group, Inc.	119,234	7,266,120
Travelers Cos., Inc.	123,411	14,778,467
White Mountains Insurance Group, Ltd.	7,860	6,741,443
WR Berkley Corp.	199,135	14,718,068
		275,750,614
REINSURANCE — 9.0%
Alleghany Corp.	24,498	15,270,093
Everest Re Group, Ltd.	69,048	15,035,893
Reinsurance Group of America, Inc.	105,871	14,846,290
RenaissanceRe Holdings, Ltd.	111,264	14,875,997
		60,028,273
TOTAL COMMON STOCKS (Cost $734,678,987)		660,661,320
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $1,902,646),	1,902,646	1,902,646
TOTAL INVESTMENTS — 99.9% (Cost $736,581,633)		662,563,966
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		556,320
NET ASSETS — 100.0%		$ 663,120,286
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

See accompanying notes to financial statements.
51

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$660,661,320	$—	$—	$660,661,320
Short-Term Investment	1,902,646	—	—	1,902,646
TOTAL INVESTMENTS	$662,563,966	$—	$—	$662,563,966
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,232	$1,564,232	$42,103,821	$41,765,407	$—	$—	1,902,646	$1,902,646	$24,939	$—
See accompanying notes to financial statements.
52

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERACTIVE MEDIA & SERVICES — 35.1%
Alphabet, Inc. Class C (a)	1,051	$ 1,088,426
ANGI Homeservices, Inc. Class A (a)	66,227	1,064,268
Care.com, Inc. (a)	24,417	471,492
Cargurus, Inc. (a) (b)	31,422	1,059,864
Cars.com, Inc. (a)	46,222	993,773
Facebook, Inc. Class (a)	7,581	993,793
IAC/InterActiveCorp (a)	5,938	1,086,892
Liberty TripAdvisor Holdings, Inc. Class A (a)	29,499	468,739
Match Group, Inc. (b)	25,284	1,081,397
QuinStreet, Inc. (a)	52,391	850,306
Snap, Inc. Class A (a) (b)	185,034	1,019,537
TripAdvisor, Inc. (a)	18,046	973,401
TrueCar, Inc. (a)	62,412	565,453
Twitter, Inc. (a)	30,538	877,662
Yelp, Inc. (a)	30,995	1,084,515
Zillow Group, Inc. Class C (a) (b)	33,829	1,068,320
		14,747,838
INTERNET & DIRECT MARKETING RETAIL — 43.6%
Amazon.com, Inc. (a)	688	1,033,355
Booking Holdings, Inc. (a)	606	1,043,787
eBay, Inc. (a)	37,782	1,060,541
Etsy, Inc. (a)	20,158	958,916
Expedia Group, Inc.	9,229	1,039,647
Groupon, Inc. (a) (b)	347,863	1,113,162
GrubHub, Inc. (a) (b)	13,831	1,062,359
Lands' End, Inc. (a)	22,395	318,233
Liberty Expedia Holdings, Inc. Class A (a)	26,422	1,033,364
Nutrisystem, Inc.	24,935	1,094,148
Overstock.com, Inc. (a) (b)	63,612	863,851
PetMed Express, Inc. (b)	48,168	1,120,388
Quotient Technology, Inc. (a)	50,308	537,289
Qurate Retail, Inc. (a)	54,424	1,062,357
Shutterfly, Inc. (a) (b)	25,298	1,018,497
Shutterstock, Inc.	28,515	1,026,825
Stamps.com, Inc. (a)	6,789	1,056,640
Stitch Fix, Inc. Class A (a) (b)	53,828	919,921
Wayfair, Inc. Class A (a) (b)	10,605	955,298
		18,318,578
Security Description	Shares	Value
INTERNET SERVICES & INFRASTRUCTURE — 21.2%
Akamai Technologies, Inc. (a)	16,779	$ 1,024,861
Carbonite, Inc. (a)	42,652	1,077,389
Endurance International Group Holdings, Inc. (a)	42,167	280,411
GoDaddy, Inc. Class A (a)	17,450	1,145,069
GTT Communications, Inc. (a) (b)	38,141	902,416
Limelight Networks, Inc. (a)	117,410	274,739
MongoDB, Inc. (a) (b)	12,093	1,012,668
Okta, Inc. (a) (b)	16,396	1,046,065
Twilio, Inc. Class A (a)	11,956	1,067,671
VeriSign, Inc. (a)	7,155	1,061,015
		8,892,304
TOTAL COMMON STOCKS (Cost $51,955,156)		41,958,720
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	17,644	17,644
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,348,726	4,348,726
TOTAL SHORT-TERM INVESTMENTS (Cost $4,366,370)		4,366,370
TOTAL INVESTMENTS — 110.3% (Cost $56,321,526)		46,325,090
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(4,334,062)
NET ASSETS — 100.0%		$ 41,991,028
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
53

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,958,720	$—	$—	$41,958,720
Short-Term Investments	4,366,370	—	—	4,366,370
TOTAL INVESTMENTS	$46,325,090	$—	$—	$46,325,090
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,817	$ 55,817	$ 2,490,201	$ 2,528,374	$—	$—	17,644	$ 17,644	$ 1,006	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,369,575	2,369,575	22,416,448	20,437,297	—	—	4,348,726	4,348,726	44,607	—
Total		$2,425,392	$24,906,649	$22,965,671	$—	$—		$4,366,370	$45,613	$—
See accompanying notes to financial statements.
54

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 10.8%
Alcoa Corp. (a)	735,582	$ 19,551,769
Century Aluminum Co. (a)	2,582,352	18,876,993
Kaiser Aluminum Corp.	116,533	10,405,232
		48,833,994
COAL & CONSUMABLE FUELS — 12.2%
Arch Coal, Inc. Class A (b)	251,322	20,857,213
CONSOL Energy, Inc. (a)	427,271	13,548,763
Peabody Energy Corp.	690,513	21,046,836
		55,452,812
COPPER — 4.5%
Freeport-McMoRan, Inc.	1,991,137	20,528,623
DIVERSIFIED METALS & MINING — 5.5%
Compass Minerals International, Inc. (b)	446,824	18,628,092
Materion Corp.	134,943	6,071,086
		24,699,178
GOLD — 11.0%
McEwen Mining, Inc. (b)	2,388,079	4,346,304
Newmont Mining Corp.	631,815	21,892,390
Royal Gold, Inc.	274,676	23,525,999
		49,764,693
SILVER — 7.2%
Coeur Mining, Inc. (a)	3,886,413	17,372,266
Hecla Mining Co.	6,379,015	15,054,476
		32,426,742
STEEL — 48.6%
AK Steel Holding Corp. (a) (b)	8,157,267	18,353,851
Allegheny Technologies, Inc. (a) (b)	900,153	19,596,331
Carpenter Technology Corp.	358,687	12,772,844
Cleveland-Cliffs, Inc. (a) (b)	2,627,477	20,205,298
Commercial Metals Co.	1,217,196	19,499,480
Haynes International, Inc.	81,127	2,141,753
Nucor Corp.	373,233	19,337,202
Security Description	Shares	Value
Reliance Steel & Aluminum Co.	284,278	$ 20,232,065
Schnitzer Steel Industries, Inc. Class A	397,243	8,560,587
Steel Dynamics, Inc.	653,565	19,633,092
SunCoke Energy, Inc. (a)	436,218	3,729,664
TimkenSteel Corp. (a) (b)	382,694	3,344,745
United States Steel Corp.	1,051,221	19,174,271
Warrior Met Coal, Inc. (b)	855,908	20,635,942
Worthington Industries, Inc.	361,429	12,592,186
		219,809,311
TOTAL COMMON STOCKS (Cost $701,585,150)		451,515,353
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	639,000	639,000
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	10,147,936	10,147,936
TOTAL SHORT-TERM INVESTMENTS (Cost $10,786,936)		10,786,936
TOTAL INVESTMENTS — 102.2% (Cost $712,372,086)		462,302,289
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(10,004,089)
NET ASSETS — 100.0%		$ 452,298,200
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$451,515,353	$—	$—	$451,515,353
Short-Term Investments	10,786,936	—	—	10,786,936
TOTAL INVESTMENTS	$462,302,289	$—	$—	$462,302,289
See accompanying notes to financial statements.
55

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,068,833	$ 1,068,833	$ 7,748,443	$ 8,178,276	$—	$—	639,000	$ 639,000	$11,093	$—
State Street Navigator Securities Lending Government Money Market Portfolio	17,876,026	17,876,026	160,041,461	167,769,551	—	—	10,147,936	10,147,936	77,257	—
Total		$18,944,859	$167,789,904	$175,947,827	$—	$—		$10,786,936	$88,350	$—
See accompanying notes to financial statements.
56

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 24.2%
Diamond Offshore Drilling, Inc. (a) (b)	634,389	$ 5,988,632
Ensco PLC Class A (b)	1,610,097	5,731,945
Helmerich & Payne, Inc.	112,063	5,372,300
Nabors Industries, Ltd. (b)	2,579,970	5,159,940
Noble Corp. PLC (a) (b)	2,035,136	5,332,056
Patterson-UTI Energy, Inc.	533,214	5,518,765
Rowan Cos. PLC Class A (a)	675,586	5,668,167
Transocean, Ltd. (a) (b)	866,819	6,015,724
Unit Corp. (a)	153,470	2,191,552
		46,979,081
OIL & GAS EQUIPMENT & SERVICES — 75.6%
Apergy Corp. (a)	209,089	5,662,130
Archrock, Inc.	440,634	3,300,349
Baker Hughes a GE Co.	305,509	6,568,443
C&J Energy Services, Inc. (a)	449,155	6,063,593
Cactus, Inc. Class A (a)	235,802	6,463,333
Core Laboratories NV	98,766	5,892,380
Dril-Quip, Inc. (a)	206,471	6,200,324
Exterran Corp. (a)	76,991	1,362,741
Forum Energy Technologies, Inc. (a)	856,890	3,538,956
Frank's International NV (a) (b)	348,074	1,816,946
Halliburton Co.	225,961	6,006,043
Helix Energy Solutions Group, Inc. (a)	724,518	3,919,642
Keane Group, Inc. (a)	583,762	4,775,173
KLX Energy Services Holdings, Inc. (a)	133,620	3,133,389
Liberty Oilfield Services, Inc. Class A (b)	397,456	5,147,055
Matrix Service Co. (a)	92,606	1,661,352
McDermott International, Inc. (a) (b)	920,384	6,019,311
National Oilwell Varco, Inc.	245,615	6,312,306
Newpark Resources, Inc. (a)	329,774	2,265,547
Oceaneering International, Inc. (a)	457,937	5,541,038
Oil States International, Inc. (a)	380,057	5,427,214
ProPetro Holding Corp. (a)	445,493	5,488,474
Security Description	Shares	Value
RPC, Inc. (b)	594,122	$ 5,863,984
Schlumberger, Ltd.	167,605	6,047,188
SEACOR Holdings, Inc. (a)	48,391	1,790,467
Select Energy Services, Inc. Class A (a)	318,762	2,014,576
Superior Energy Services, Inc. (a)	1,715,483	5,746,868
TechnipFMC PLC	325,365	6,370,647
Tidewater, Inc. (a) (b)	98,234	1,879,216
US Silica Holdings, Inc. (b)	579,413	5,898,424
Weatherford International PLC (a)	15,088,948	8,434,722
		146,611,831
TOTAL COMMON STOCKS (Cost $363,578,081)		193,590,912
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	175,095	175,095
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	13,696,267	13,696,267
TOTAL SHORT-TERM INVESTMENTS (Cost $13,871,362)		13,871,362
TOTAL INVESTMENTS — 107.0% (Cost $377,449,443)		207,462,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(13,517,474)
NET ASSETS — 100.0%		$ 193,944,800
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$193,590,912	$—	$—	$193,590,912
Short-Term Investments	13,871,362	—	—	13,871,362
TOTAL INVESTMENTS	$207,462,274	$—	$—	$207,462,274
See accompanying notes to financial statements.
57

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	231,239	$ 231,239	$ 2,017,667	$ 2,073,811	$—	$—	175,095	$ 175,095	$ 5,496	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,257,290	18,257,290	177,724,206	182,285,229	—	—	13,696,267	13,696,267	84,713	—
Total		$18,488,529	$179,741,873	$184,359,040	$—	$—		$13,871,362	$90,209	$—
See accompanying notes to financial statements.
58

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Aclaris Therapeutics, Inc. (a) (b)	143,269	$ 1,058,758
Aerie Pharmaceuticals, Inc. (a) (b)	188,530	6,805,933
Akcea Therapeutics, Inc. (a) (b)	71,785	2,163,600
Akorn, Inc. (a)	1,344,558	4,558,052
Allergan PLC	84,168	11,249,895
Amneal Pharmaceuticals, Inc. (a) (b)	374,107	5,061,668
Amphastar Pharmaceuticals, Inc. (a)	37,623	748,698
ANI Pharmaceuticals, Inc. (a)	18,837	848,042
Assembly Biosciences, Inc. (a)	58,826	1,330,644
Assertio Therapeutics, Inc. (a)	220,973	797,712
Bristol-Myers Squibb Co.	239,378	12,442,868
Catalent, Inc. (a)	276,333	8,616,063
Collegium Pharmaceutical, Inc. (a)	99,134	1,702,131
Corcept Therapeutics, Inc. (a)	236,091	3,154,176
Cymabay Therapeutics, Inc. (a)	157,676	1,240,910
Dermira, Inc. (a)	155,262	1,116,334
Eli Lilly & Co.	111,466	12,898,845
Endo International PLC (a)	1,224,332	8,937,624
Horizon Pharma PLC (a)	354,433	6,925,621
Innoviva, Inc. (a)	240,034	4,188,593
Intersect ENT, Inc. (a)	82,488	2,324,512
Intra-Cellular Therapies, Inc. (a)	113,313	1,290,635
Jazz Pharmaceuticals PLC (a)	88,760	11,002,690
Johnson & Johnson	93,807	12,105,793
Mallinckrodt PLC (a) (b)	649,801	10,266,856
Medicines Co. (a) (b)	369,297	7,068,344
Merck & Co., Inc.	163,133	12,464,992
Mylan NV (a)	429,478	11,767,697
MyoKardia, Inc. (a) (b)	69,945	3,417,513
Nektar Therapeutics (a)	341,723	11,232,435
Omeros Corp. (a) (b)	253,365	2,822,486
Pacira Pharmaceuticals, Inc. (a)	142,695	6,138,739
Perrigo Co. PLC	218,914	8,482,917
Pfizer, Inc.	284,849	12,433,659
Phibro Animal Health Corp. Class A	42,866	1,378,570
Prestige Consumer Healthcare, Inc. (a) (b)	171,559	5,297,742
Reata Pharmaceuticals, Inc. Class A (a) (b)	86,686	4,863,085
Security Description	Shares	Value
Revance Therapeutics, Inc. (a)	63,432	$ 1,276,886
Supernus Pharmaceuticals, Inc. (a)	185,120	6,149,686
TherapeuticsMD, Inc. (a) (b)	1,065,469	4,059,437
Theravance Biopharma, Inc. (a) (b)	60,609	1,550,984
Tricida, Inc. (a) (b)	31,610	745,364
WaVe Life Sciences, Ltd. (a) (b)	21,866	919,247
Zoetis, Inc.	141,056	12,065,930
Zogenix, Inc. (a) (b)	163,015	5,943,527
TOTAL COMMON STOCKS (Cost $343,688,011)		252,915,893
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	39,126	39,126
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,935,093	9,935,093
TOTAL SHORT-TERM INVESTMENTS (Cost $9,974,219)		9,974,219
TOTAL INVESTMENTS — 103.9% (Cost $353,662,230)		262,890,112
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(9,880,808)
NET ASSETS — 100.0%		$ 253,009,304
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$252,915,893	$—	$—	$252,915,893
Short-Term Investments	9,974,219	—	—	9,974,219
TOTAL INVESTMENTS	$262,890,112	$—	$—	$262,890,112
See accompanying notes to financial statements.
59

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,189	$ 73,189	$13,375,944	$13,410,007	$—	$—	39,126	$ 39,126	$ 6,850	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,907,907	9,907,907	53,098,980	53,071,794	—	—	9,935,093	9,935,093	97,472	—
Total		$9,981,096	$66,474,924	$66,481,801	$—	$—		$9,974,219	$104,322	$—
See accompanying notes to financial statements.
60

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
APPAREL RETAIL — 25.3%
Abercrombie & Fitch Co. Class A	300,525	$ 6,025,526
American Eagle Outfitters, Inc.	312,456	6,039,774
Ascena Retail Group, Inc. (a)	1,823,450	4,576,859
Boot Barn Holdings, Inc. (a)	336,694	5,733,899
Buckle, Inc. (b)	299,137	5,785,310
Burlington Stores, Inc. (a)	35,893	5,838,714
Caleres, Inc.	200,722	5,586,093
Cato Corp. Class A	171,633	2,449,203
Chico's FAS, Inc.	998,288	5,610,378
Children's Place, Inc. (b)	61,289	5,521,526
DSW, Inc. Class A	243,563	6,016,006
Express, Inc. (a) (b)	1,017,943	5,201,689
Foot Locker, Inc.	115,316	6,134,811
Gap, Inc.	213,481	5,499,271
Genesco, Inc. (a)	132,303	5,861,023
Guess?, Inc.	277,608	5,765,918
L Brands, Inc.	184,225	4,729,056
Ross Stores, Inc.	71,705	5,965,856
Shoe Carnival, Inc. (b)	173,974	5,829,869
Tailored Brands, Inc. (b)	392,298	5,350,945
TJX Cos., Inc.	125,634	5,620,865
Urban Outfitters, Inc. (a)	171,008	5,677,466
Zumiez, Inc. (a)	252,695	4,844,163
		125,664,220
AUTOMOTIVE RETAIL — 15.6%
Advance Auto Parts, Inc.	34,691	5,462,445
America's Car-Mart, Inc. (a)	36,703	2,659,132
Asbury Automotive Group, Inc. (a)	85,662	5,710,229
AutoNation, Inc. (a)	170,206	6,076,354
AutoZone, Inc. (a)	6,519	5,465,138
Camping World Holdings, Inc. Class A (b)	383,269	4,396,095
CarMax, Inc. (a)	92,820	5,822,599
Carvana Co. (a) (b)	176,673	5,778,974
Group 1 Automotive, Inc.	112,193	5,914,815
Lithia Motors, Inc. Class A (b)	82,129	6,268,907
Monro, Inc. (b)	75,741	5,207,194
Murphy USA, Inc. (a)	75,080	5,754,131
O'Reilly Automotive, Inc. (a)	16,328	5,622,220
Penske Automotive Group, Inc. (b)	146,180	5,893,978
Sonic Automotive, Inc. Class A	107,195	1,475,003
		77,507,214
COMPUTER & ELECTRONICS RETAIL — 4.4%
Best Buy Co., Inc.	102,582	5,432,743
Conn's, Inc. (a)	277,080	5,225,729
GameStop Corp. Class A	445,172	5,618,071
Rent-A-Center, Inc. (a)	348,960	5,649,662
		21,926,205
Security Description	Shares	Value
DEPARTMENT STORES — 5.6%
Dillard's, Inc. Class A (b)	92,370	$ 5,570,835
JC Penney Co., Inc. (a) (b)	4,733,500	4,922,840
Kohl's Corp.	92,741	6,152,438
Macy's, Inc.	185,567	5,526,185
Nordstrom, Inc.	116,844	5,446,099
		27,618,397
DRUG RETAIL — 1.9%
Rite Aid Corp. (a)	6,350,885	4,498,332
Walgreens Boots Alliance, Inc.	72,141	4,929,394
		9,427,726
FOOD RETAIL — 3.8%
Casey's General Stores, Inc.	42,283	5,418,144
Ingles Markets, Inc. Class A	29,197	794,742
Kroger Co.	192,244	5,286,710
Sprouts Farmers Market, Inc. (a)	237,056	5,573,187
Weis Markets, Inc.	42,050	2,009,149
		19,081,932
GENERAL MERCHANDISE STORES — 5.8%
Big Lots, Inc.	199,308	5,763,987
Dollar General Corp.	54,100	5,847,128
Dollar Tree, Inc. (a)	66,151	5,974,758
Ollie's Bargain Outlet Holdings, Inc. (a)	85,528	5,688,467
Target Corp.	84,550	5,587,910
		28,862,250
HYPERMARKETS & SUPER CENTERS — 4.5%
BJ's Wholesale Club Holdings, Inc. (a) (b)	251,358	5,570,093
Costco Wholesale Corp.	27,443	5,590,414
PriceSmart, Inc.	87,810	5,189,571
Walmart, Inc.	61,833	5,759,744
		22,109,822
INTERNET & DIRECT MARKETING RETAIL — 19.3%
Amazon.com, Inc. (a)	3,575	5,369,543
Booking Holdings, Inc. (a)	3,142	5,411,844
eBay, Inc. (a)	196,472	5,514,969
Etsy, Inc. (a)	104,525	4,972,254
Expedia Group, Inc.	47,995	5,406,637
Groupon, Inc. (a) (b)	1,808,972	5,788,710
GrubHub, Inc. (a) (b)	71,713	5,508,275
Lands' End, Inc. (a) (b)	125,499	1,783,341
Liberty Expedia Holdings, Inc. Class A (a)	137,389	5,373,284
Nutrisystem, Inc.	129,645	5,688,822
Overstock.com, Inc. (a) (b)	329,862	4,479,526
PetMed Express, Inc. (b)	250,454	5,825,560
Quotient Technology, Inc. (a)	281,914	3,010,841
Qurate Retail, Inc. (a)	283,025	5,524,648

See accompanying notes to financial statements.
61

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shutterfly, Inc. (a) (b)	131,195	$ 5,281,911
Shutterstock, Inc.	154,365	5,558,684
Stamps.com, Inc. (a)	35,210	5,480,084
Stitch Fix, Inc. Class A (a) (b)	279,142	4,770,537
Wayfair, Inc. Class A (a) (b)	54,996	4,954,040
		95,703,510
SPECIALTY STORES — 13.5%
Barnes & Noble, Inc.	588,044	4,169,232
Dick's Sporting Goods, Inc. (b)	164,157	5,121,699
Five Below, Inc. (a)	56,769	5,808,604
MarineMax, Inc. (a)	143,819	2,633,326
Michaels Cos., Inc. (a) (b)	386,659	5,235,363
National Vision Holdings, Inc. (a)	190,361	5,362,469
Office Depot, Inc.	2,065,514	5,329,026
Party City Holdco, Inc. (a) (b)	613,419	6,121,922
Sally Beauty Holdings, Inc. (a) (b)	304,564	5,192,816
Signet Jewelers, Ltd.	174,152	5,532,809
Tiffany & Co.	68,726	5,533,130
Tractor Supply Co.	63,689	5,314,210
Ulta Salon Cosmetics & Fragrance, Inc. (a)	22,999	5,631,075
		66,985,681
TOTAL COMMON STOCKS (Cost $637,680,888)		494,886,957
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	844,255	844,255
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	22,679,121	$ 22,679,121
TOTAL SHORT-TERM INVESTMENTS (Cost $23,523,376)		23,523,376
TOTAL INVESTMENTS — 104.5% (Cost $661,204,264)		518,410,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(22,227,202)
NET ASSETS — 100.0%		$ 496,183,131
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$494,886,957	$—	$—	$494,886,957
Short-Term Investments	23,523,376	—	—	23,523,376
TOTAL INVESTMENTS	$518,410,333	$—	$—	$518,410,333
See accompanying notes to financial statements.
62

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	433,753	$ 433,753	$ 21,353,965	$ 20,943,463	$—	$—	844,255	$ 844,255	$ 10,140	$—
State Street Navigator Securities Lending Government Money Market Portfolio	26,695,941	26,695,941	134,040,149	138,056,969	—	—	22,679,121	22,679,121	581,813	—
Total		$27,129,694	$155,394,114	$159,000,432	$—	$—		$23,523,376	$591,953	$—
See accompanying notes to financial statements.
63

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a) (b)	387,235	$ 7,148,358
Analog Devices, Inc.	88,349	7,582,995
Broadcom, Inc.	30,199	7,679,002
CEVA, Inc. (a)	71,277	1,574,509
Cirrus Logic, Inc. (a)	214,471	7,116,148
Cree, Inc. (a) (b)	177,092	7,575,110
Cypress Semiconductor Corp.	604,950	7,694,964
Diodes, Inc. (a)	164,218	5,297,673
First Solar, Inc. (a)	176,610	7,497,978
Inphi Corp. (a) (b)	233,796	7,516,541
Integrated Device Technology, Inc. (a)	160,412	7,768,753
Intel Corp.	160,979	7,554,744
Lattice Semiconductor Corp. (a)	444,524	3,076,106
MACOM Technology Solutions Holdings, Inc. (a)	366,868	5,323,255
Marvell Technology Group, Ltd.	501,100	8,112,809
Maxim Integrated Products, Inc.	146,047	7,426,490
MaxLinear, Inc. (a) (b)	294,498	5,183,165
Microchip Technology, Inc. (b)	107,561	7,735,787
Micron Technology, Inc. (a)	225,328	7,149,657
Monolithic Power Systems, Inc.	64,998	7,556,017
NVIDIA Corp.	52,594	7,021,299
ON Semiconductor Corp. (a)	439,608	7,257,928
Power Integrations, Inc.	118,455	7,223,386
Qorvo, Inc. (a)	127,349	7,733,905
QUALCOMM, Inc.	133,799	7,614,501
Rambus, Inc. (a)	341,200	2,617,004
Semtech Corp. (a)	164,585	7,549,514
Silicon Laboratories, Inc. (a)	94,047	7,411,844
Skyworks Solutions, Inc.	112,187	7,518,773
SMART Global Holdings, Inc. (a) (b)	189,000	5,613,300
SunPower Corp. (a) (b)	863,857	4,293,369
Security Description	Shares	Value
Synaptics, Inc. (a) (b)	202,682	$ 7,541,797
Texas Instruments, Inc.	81,736	7,724,052
Universal Display Corp. (b)	81,082	7,586,843
Xilinx, Inc.	86,790	7,391,904
TOTAL COMMON STOCKS (Cost $287,387,002)		235,669,480
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.31% (c) (d)	545,916	545,916
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,487,778	4,487,778
TOTAL SHORT-TERM INVESTMENTS (Cost $5,033,694)		5,033,694
TOTAL INVESTMENTS — 101.9% (Cost $292,420,696)		240,703,174
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(4,397,279)
NET ASSETS — 100.0%		$ 236,305,895
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$235,669,480	$—	$—	$235,669,480
Short-Term Investments	5,033,694	—	—	5,033,694
TOTAL INVESTMENTS	$240,703,174	$—	$—	$240,703,174
See accompanying notes to financial statements.
64

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	353,135	$ 353,135	$ 8,749,121	$ 8,556,340	$—	$—	545,916	$ 545,916	$ 6,012	$—
State Street Navigator Securities Lending Government Money Market Portfolio	21,352,130	21,352,130	86,021,261	102,885,613	—	—	4,487,778	4,487,778	590,915	—
Total		$21,705,265	$94,770,382	$111,441,953	$—	$—		$5,033,694	$596,927	$—
See accompanying notes to financial statements.
65

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 48.0%
2U, Inc. (a) (b)	14,293	$ 710,648
8x8, Inc. (a)	42,701	770,326
ACI Worldwide, Inc. (a)	28,820	797,449
Adobe, Inc. (a)	3,442	778,718
Alarm.com Holdings, Inc. (a) (b)	14,912	773,485
Altair Engineering, Inc. Class A (a)	28,893	796,869
Alteryx, Inc. Class A (a) (b)	12,289	730,827
ANSYS, Inc. (a)	5,288	755,867
Appfolio, Inc. Class A (a)	13,142	778,269
Apptio, Inc. Class A (a) (b)	20,922	794,199
Aspen Technology, Inc. (a)	9,517	782,107
Autodesk, Inc. (a)	6,020	774,232
Avaya Holdings Corp. (a) (b)	45,033	655,680
Benefitfocus, Inc. (a) (b)	15,432	705,551
Blackbaud, Inc.	12,395	779,646
Blackline, Inc. (a) (b)	20,037	820,515
Bottomline Technologies DE, Inc. (a)	16,052	770,496
Box, Inc. Class A (a)	43,547	735,073
Cadence Design Systems, Inc. (a)	18,317	796,423
CDK Global, Inc.	16,597	794,664
Ceridian HCM Holding, Inc. (a) (b)	22,465	774,818
Cision, Ltd. (a)	65,973	771,884
Citrix Systems, Inc.	7,254	743,245
Cloudera, Inc. (a) (b)	64,156	709,565
Cornerstone OnDemand, Inc. (a)	15,077	760,333
Coupa Software, Inc. (a) (b)	12,268	771,166
DocuSign, Inc. (a) (b)	18,458	739,797
Dropbox, Inc. Class A (a) (b)	35,030	715,663
Ebix, Inc. (b)	18,237	776,167
Ellie Mae, Inc. (a) (b)	12,341	775,385
Envestnet, Inc. (a)	15,352	755,165
Everbridge, Inc. (a)	14,784	839,140
Fair Isaac Corp. (a)	4,209	787,083
Five9, Inc. (a)	18,827	823,116
Guidewire Software, Inc. (a)	9,561	767,079
Hortonworks, Inc. (a)	49,387	712,161
HubSpot, Inc. (a) (b)	5,979	751,740
Instructure, Inc. (a) (b)	21,095	791,273
Intuit, Inc.	3,940	775,589
j2 Global, Inc.	11,185	776,015
LivePerson, Inc. (a)	41,233	777,654
LogMeIn, Inc.	9,301	758,683
Manhattan Associates, Inc. (a)	17,286	732,408
MicroStrategy, Inc. Class A (a)	6,238	796,905
MINDBODY, Inc. Class A (a) (b)	31,693	1,153,625
Model N, Inc. (a)	48,757	645,055
Monotype Imaging Holdings, Inc.	46,956	728,757
New Relic, Inc. (a)	9,082	735,370
Nuance Communications, Inc. (a)	53,892	712,991
Nutanix, Inc. Class A (a)	17,944	746,291
Paycom Software, Inc. (a) (b)	6,061	742,169
Paylocity Holding Corp. (a)	12,469	750,759
Security Description	Shares	Value
Pegasystems, Inc.	16,127	$ 771,354
Pivotal Software, Inc. Class A (a) (b)	45,525	744,334
Pluralsight, Inc. Class A (a) (b)	33,139	780,423
PROS Holdings, Inc. (a)	25,788	809,743
PTC, Inc. (a)	9,312	771,965
Q2 Holdings, Inc. (a)	16,101	797,805
RealPage, Inc. (a)	16,456	793,015
RingCentral, Inc. Class A (a)	9,600	791,424
salesforce.com, Inc. (a)	5,777	791,276
SendGrid, Inc. (a)	17,940	774,470
Splunk, Inc. (a)	7,521	788,577
SPS Commerce, Inc. (a)	9,283	764,734
SS&C Technologies Holdings, Inc.	17,308	780,764
Synopsys, Inc. (a)	9,032	760,856
Trade Desk, Inc. Class A (a) (b)	5,799	673,032
Tyler Technologies, Inc. (a)	4,250	789,735
Ultimate Software Group, Inc. (a)	3,158	773,299
Upland Software, Inc. (a)	27,720	753,430
Verint Systems, Inc. (a)	16,895	714,827
Workday, Inc. Class A (a)	4,886	780,196
Workiva, Inc. (a)	22,555	809,499
Yext, Inc. (a)	51,845	769,898
Zendesk, Inc. (a)	13,226	772,002
		57,654,753
DATA PROCESSING & OUTSOURCED SERVICES — 22.1%
Alliance Data Systems Corp.	4,571	686,016
Automatic Data Processing, Inc.	5,872	769,937
Black Knight, Inc. (a)	17,791	801,663
Broadridge Financial Solutions, Inc.	8,193	788,576
Cardtronics PLC Class A (a)	28,841	749,866
Conduent, Inc. (a)	71,387	758,844
CoreLogic, Inc. (a)	21,791	728,255
CSG Systems International, Inc.	23,703	753,044
Euronet Worldwide, Inc. (a)	7,555	773,481
Everi Holdings, Inc. (a)	136,969	705,390
EVERTEC, Inc.	28,872	828,626
Evo Payments, Inc. Class A (a)	32,918	812,087
ExlService Holdings, Inc. (a)	14,394	757,412
Fidelity National Information Services, Inc.	7,569	776,201
First Data Corp. Class A (a)	47,012	794,973
Fiserv, Inc. (a)	10,379	762,753
FleetCor Technologies, Inc. (a)	4,475	831,097
Genpact, Ltd.	28,893	779,822
Global Payments, Inc.	7,792	803,589
Jack Henry & Associates, Inc.	6,026	762,410
Mastercard, Inc. Class A	4,053	764,598
MAXIMUS, Inc.	11,398	741,896
NIC, Inc.	63,948	798,071
Paychex, Inc.	12,013	782,647
PayPal Holdings, Inc. (a)	9,214	774,805
Sabre Corp.	33,789	731,194
Square, Inc. Class A (a)	12,740	714,587

See accompanying notes to financial statements.
66

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sykes Enterprises, Inc. (a)	30,986	$ 766,284
Total System Services, Inc.	9,355	760,468
Travelport Worldwide, Ltd.	50,458	788,154
TTEC Holdings, Inc.	16,989	485,376
Visa, Inc. Class A	5,860	773,168
Western Union Co.	43,547	742,912
WEX, Inc. (a)	5,404	756,884
Worldpay, Inc. Class A (a)	9,875	754,746
		26,559,832
INTERACTIVE HOME ENTERTAINMENT — 3.3%
Activision Blizzard, Inc.	16,580	772,130
Electronic Arts, Inc. (a)	9,876	779,315
Glu Mobile, Inc. (a)	100,595	811,802
Take-Two Interactive Software, Inc. (a)	7,652	787,697
Zynga, Inc. Class A (a)	213,391	838,627
		3,989,571
IT CONSULTING & OTHER SERVICES — 10.3%
Accenture PLC Class A	5,090	717,741
Booz Allen Hamilton Holding Corp.	16,117	726,393
CACI International, Inc. Class A (a)	4,971	715,973
Cognizant Technology Solutions Corp. Class A	11,682	741,573
DXC Technology Co.	13,948	741,615
EPAM Systems, Inc. (a)	6,639	770,190
Gartner, Inc. (a) (b)	5,690	727,410
International Business Machines Corp.	6,603	750,563
Leidos Holdings, Inc.	13,877	731,596
LiveRamp Holdings, Inc. (a) (b)	17,636	681,279
ManTech International Corp. Class A	14,337	749,753
Perficient, Inc. (a)	34,769	773,958
Perspecta, Inc.	39,192	674,886
Presidio, Inc.	44,441	579,955
Science Applications International Corp.	11,573	737,200
Unisys Corp. (a) (b)	67,320	782,932
Virtusa Corp. (a)	19,645	836,681
		12,439,698
SYSTEMS SOFTWARE — 16.1%
A10 Networks, Inc. (a)	75,281	469,753
Appian Corp. (a) (b)	29,618	791,097
CommVault Systems, Inc. (a)	13,955	824,601
Dell Technologies, Inc. Class C (a)	13,507	660,068
FireEye, Inc. (a) (b)	42,609	690,692
Security Description	Shares	Value
ForeScout Technologies, Inc. (a)	30,113	$ 782,637
Fortinet, Inc. (a)	10,858	764,729
Imperva, Inc. (a)	14,272	794,808
Microsoft Corp.	7,467	758,423
OneSpan, Inc. (a)	51,341	664,866
Oracle Corp.	16,989	767,053
Palo Alto Networks, Inc. (a)	4,302	810,282
Progress Software Corp.	22,749	807,362
Proofpoint, Inc. (a)	8,889	744,987
Qualys, Inc. (a)	9,903	740,150
Rapid7, Inc. (a)	24,203	754,165
Red Hat, Inc. (a)	4,485	787,745
SailPoint Technologies Holding, Inc. (a)	32,553	764,670
ServiceNow, Inc. (a)	4,350	774,517
Symantec Corp.	36,703	693,503
Tableau Software, Inc. Class A (a)	6,143	737,160
Teradata Corp. (a)	21,157	811,583
TiVo Corp.	80,866	760,949
Varonis Systems, Inc. (a)	14,010	741,129
VMware, Inc. Class A	4,992	684,553
Zscaler, Inc. (a) (b)	18,641	730,914
		19,312,396
TOTAL COMMON STOCKS (Cost $131,957,045)		119,956,250
SHORT-TERM INVESTMENT — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c) (d) (Cost $305,526),	305,526	305,526
TOTAL INVESTMENTS — 100.0% (Cost $132,262,571)		120,261,776
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(e)		(48,871)
NET ASSETS — 100.0%		$ 120,212,905
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
67

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$119,956,250	$—	$—	$119,956,250
Short-Term Investment	305,526	—	—	305,526
TOTAL INVESTMENTS	$120,261,776	$—	$—	$120,261,776
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,474	$ 131,474	$ 2,272,203	$ 2,403,677	$—	$—	—	$ —	$1,661	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,945,755	1,945,755	11,167,116	12,807,345	—	—	305,526	305,526	4,427	—
Total		$2,077,229	$13,439,319	$15,211,022	$—	$—		$305,526	$6,088	$—
See accompanying notes to financial statements.
68

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 2.5%
Xerox Corp.	7,811	$ 154,345
ELECTRONIC COMPONENTS — 27.7%
Amphenol Corp. Class A	2,294	185,860
AVX Corp.	4,662	71,096
Belden, Inc. (a)	4,448	185,793
Corning, Inc.	6,063	183,163
Dolby Laboratories, Inc. Class A	2,880	178,099
II-VI, Inc. (b)	5,944	192,942
Knowles Corp. (b)	12,238	162,888
Littelfuse, Inc.	1,127	193,258
Rogers Corp. (b)	1,776	175,931
Vishay Intertechnology, Inc. (a)	10,317	185,809
		1,714,839
ELECTRONIC EQUIPMENT & INSTRUMENTS — 39.6%
Badger Meter, Inc.	1,264	62,202
Cognex Corp.	4,815	186,196
Coherent, Inc. (a) (b)	1,720	181,821
Control4 Corp. (b)	8,148	143,405
Electro Scientific Industries, Inc. (b)	4,892	146,564
FARO Technologies, Inc. (b)	1,166	47,386
Fitbit, Inc. Class A (b)	38,891	193,288
FLIR Systems, Inc.	4,419	192,403
Itron, Inc. (b)	3,293	155,726
Keysight Technologies, Inc. (b)	3,099	192,386
Mesa Laboratories, Inc.	252	52,514
MTS Systems Corp.	927	37,201
National Instruments Corp.	4,132	187,510
Novanta, Inc. (b)	2,692	169,596
OSI Systems, Inc. (b)	1,455	106,652
Trimble, Inc. (b)	5,509	181,301
Vishay Precision Group, Inc. (b)	1,035	31,288
Zebra Technologies Corp. Class A (b)	1,111	176,905
		2,444,344
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 30.0%
3D Systems Corp. (b)	17,925	182,297
Security Description	Shares	Value
Apple, Inc.	1,151	$ 181,559
Cray, Inc. (b)	2,817	60,819
Electronics For Imaging, Inc. (b)	6,118	151,727
Hewlett Packard Enterprise Co.	13,429	177,397
HP, Inc.	8,676	177,511
NCR Corp. (a) (b)	8,098	186,902
NetApp, Inc.	3,102	185,096
Pure Storage, Inc. Class A (b)	11,148	179,260
Seagate Technology PLC	4,943	190,750
Western Digital Corp.	4,924	182,040
		1,855,358
TOTAL COMMON STOCKS (Cost $6,943,240)		6,168,886
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares, Class G Shares 2.31% (d) (e) (Cost $985),	985	985
TOTAL INVESTMENTS — 99.8% (Cost $6,944,225)		6,169,871
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		9,623
NET ASSETS — 100.0%		$ 6,179,494
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,168,886	$—	$—	$6,168,886
Short-Term Investment	985	—	—	985
TOTAL INVESTMENTS	$6,169,871	$—	$—	$6,169,871
See accompanying notes to financial statements.
69

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,880	$ 4,880	$ 104,448	$ 108,343	$—	$—	985	$985	$ 72	$—
State Street Navigator Securities Lending Government Money Market Portfolio	189,287	189,287	2,578,094	2,767,381	—	—	—	—	1,284	—
Total		$194,167	$2,682,542	$2,875,724	$—	$—		$985	$1,356	$—
See accompanying notes to financial statements.
70

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 13.5%
CenturyLink, Inc.	155,394	$ 2,354,219
Cogent Communications Holdings, Inc.	56,480	2,553,461
Iridium Communications, Inc. (a)	131,407	2,424,459
ORBCOMM, Inc. (a)	124,232	1,026,156
Vonage Holdings Corp. (a)	278,417	2,430,581
Zayo Group Holdings, Inc. (a)	106,238	2,426,476
		13,215,352
COMMUNICATIONS EQUIPMENT — 60.9%
Acacia Communications, Inc. (a)	64,386	2,446,668
ADTRAN, Inc.	67,555	725,541
Applied Optoelectronics, Inc. (a) (b)	150,096	2,315,981
Arista Networks, Inc. (a)	11,961	2,520,183
ARRIS International PLC (a)	86,115	2,632,535
CalAmp Corp. (a)	98,546	1,282,083
Casa Systems, Inc. (a)	111,292	1,461,264
Ciena Corp. (a)	76,471	2,593,132
Cisco Systems, Inc.	57,621	2,496,718
CommScope Holding Co., Inc. (a)	157,266	2,577,590
Comtech Telecommunications Corp.	29,895	727,644
EchoStar Corp. Class A (a)	60,881	2,235,550
Extreme Networks, Inc. (a)	310,432	1,893,635
F5 Networks, Inc. (a)	16,012	2,594,424
Finisar Corp. (a)	121,501	2,624,422
Infinera Corp. (a) (b)	639,776	2,552,706
InterDigital, Inc.	36,832	2,446,750
Juniper Networks, Inc.	95,178	2,561,240
Lumentum Holdings, Inc. (a) (b)	60,822	2,555,132
Motorola Solutions, Inc.	20,892	2,403,416
NETGEAR, Inc. (a)	52,925	2,753,688
NetScout Systems, Inc. (a)	100,509	2,375,028
Plantronics, Inc.	72,641	2,404,417
Quantenna Communications, Inc. (a)	60,151	863,167
Ubiquiti Networks, Inc. (b)	24,272	2,412,879
ViaSat, Inc. (a)	40,989	2,416,302
Viavi Solutions, Inc. (a)	261,305	2,626,115
		59,498,210
INTEGRATED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc.	87,426	2,495,138
ATN International, Inc.	10,213	730,536
Cincinnati Bell, Inc. (a)	97,362	757,476
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (b)	131,825	$ 1,302,431
Frontier Communications Corp. (b)	1,000,854	2,382,033
Verizon Communications, Inc.	46,242	2,599,725
		10,267,339
WIRELESS TELECOMMUNICATION SERVICES — 14.9%
Boingo Wireless, Inc. (a)	124,369	2,558,270
NII Holdings, Inc. (a) (b)	405,849	1,789,794
Shenandoah Telecommunications Co.	23,897	1,057,442
Sprint Corp. (a)	442,584	2,575,839
Telephone & Data Systems, Inc.	76,938	2,503,563
T-Mobile US, Inc. (a)	40,284	2,562,465
United States Cellular Corp. (a)	29,100	1,512,327
		14,559,700
TOTAL COMMON STOCKS (Cost $121,747,288)		97,540,601
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	233,747	233,747
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,499,942	2,499,942
TOTAL SHORT-TERM INVESTMENTS (Cost $2,733,689)		2,733,689
TOTAL INVESTMENTS — 102.6% (Cost $124,480,977)		100,274,290
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(2,505,192)
NET ASSETS — 100.0%		$ 97,769,098
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
71

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 97,540,601	$—	$—	$ 97,540,601
Short-Term Investments	2,733,689	—	—	2,733,689
TOTAL INVESTMENTS	$100,274,290	$—	$—	$100,274,290
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,875	$ 563,875	$ 4,112,307	$ 4,442,435	$—	$—	233,747	$ 233,747	$ 2,927	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,522,432	12,522,432	92,078,978	102,101,468	—	—	2,499,942	2,499,942	160,717	—
Total		$13,086,307	$96,191,285	$106,543,903	$—	$—		$2,733,689	$163,644	$—
See accompanying notes to financial statements.
72

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 23.4%
Air Transport Services Group, Inc. (a)	100,859	$ 2,300,594
Atlas Air Worldwide Holdings, Inc. (a)	85,035	3,587,627
C.H. Robinson Worldwide, Inc.	45,422	3,819,536
Echo Global Logistics, Inc. (a)	141,169	2,869,966
Expeditors International of Washington, Inc.	54,590	3,717,033
FedEx Corp.	20,912	3,373,733
Forward Air Corp.	53,771	2,949,339
Hub Group, Inc. Class A (a)	104,943	3,890,237
United Parcel Service, Inc. Class B	38,976	3,801,329
XPO Logistics, Inc. (a)	74,681	4,259,804
		34,569,198
AIRLINES — 24.7%
Alaska Air Group, Inc.	61,753	3,757,670
Allegiant Travel Co.	32,455	3,252,640
American Airlines Group, Inc.	118,719	3,812,067
Delta Air Lines, Inc.	71,922	3,588,908
Hawaiian Holdings, Inc.	131,606	3,475,715
JetBlue Airways Corp. (a)	228,672	3,672,472
SkyWest, Inc.	85,305	3,793,513
Southwest Airlines Co.	76,860	3,572,453
Spirit Airlines, Inc. (a)	65,159	3,774,009
United Continental Holdings, Inc. (a)	43,853	3,671,812
		36,371,259
AIRPORT SERVICES — 2.4%
Macquarie Infrastructure Corp.	95,384	3,487,239
MARINE — 4.1%
Kirby Corp. (a)	55,743	3,754,848
Matson, Inc.	71,946	2,303,711
		6,058,559
RAILROADS — 12.7%
CSX Corp.	58,405	3,628,703
Security Description	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	51,251	$ 3,793,599
Kansas City Southern	39,775	3,796,524
Norfolk Southern Corp.	25,503	3,813,718
Union Pacific Corp.	27,022	3,735,251
		18,767,795
TRUCKING — 32.6%
AMERCO	11,124	3,649,896
ArcBest Corp.	105,559	3,616,451
Avis Budget Group, Inc. (a)	153,938	3,460,526
Heartland Express, Inc.	109,862	2,010,475
Hertz Global Holdings, Inc. (a) (b)	267,360	3,649,464
JB Hunt Transport Services, Inc.	41,500	3,861,160
Knight-Swift Transportation Holdings, Inc. (b)	143,163	3,589,097
Landstar System, Inc.	41,139	3,935,768
Marten Transport, Ltd.	77,136	1,248,832
Old Dominion Freight Line, Inc.	31,223	3,855,728
Ryder System, Inc.	78,373	3,773,660
Saia, Inc. (a)	69,187	3,862,018
Schneider National, Inc. Class B	201,214	3,756,665
Werner Enterprises, Inc.	128,060	3,782,893
		48,052,633
TOTAL COMMON STOCKS (Cost $181,127,512)		147,306,683
TOTAL INVESTMENTS — 99.9% (Cost $181,127,512)		147,306,683
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		181,400
NET ASSETS — 100.0%		$ 147,488,083
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,306,683	$—	$—	$147,306,683
TOTAL INVESTMENTS	$147,306,683	$—	$—	$147,306,683
See accompanying notes to financial statements.
73

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,163	$563,163	$1,248,172	$1,811,335	$—	$—	—	$—	$3,181	$—
See accompanying notes to financial statements.
74

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Hexcel Corp.	7,937	$ 455,108
Northrop Grumman Corp.	15,462	3,786,644
Spirit AeroSystems Holdings, Inc. Class A	4,972	358,431
Teledyne Technologies, Inc. (a)	2,726	564,473
		5,164,656
AIRLINES — 1.0%
Alaska Air Group, Inc.	12,210	742,979
Southwest Airlines Co.	51,532	2,395,207
		3,138,186
BANKS — 8.3%
BankUnited, Inc.	10,045	300,747
Comerica, Inc.	4,696	322,568
East West Bancorp, Inc.	14,031	610,770
Investors Bancorp, Inc.	24,785	257,764
MB Financial, Inc.	7,284	288,665
Prosperity Bancshares, Inc. (b)	5,872	365,826
Signature Bank	5,376	552,707
SVB Financial Group (a)	4,676	888,066
Umpqua Holdings Corp.	20,437	324,948
US Bancorp	146,772	6,707,480
Valley National Bancorp	28,481	252,911
Wells Fargo & Co.	336,887	15,523,753
		26,396,205
BEVERAGES — 10.0%
Coca-Cola Co.	377,009	17,851,376
PepsiCo, Inc.	126,110	13,932,633
		31,784,009
BIOTECHNOLOGY — 6.1%
Alexion Pharmaceuticals, Inc. (a)	19,818	1,929,480
Amgen, Inc.	56,532	11,005,084
Biogen, Inc. (a)	18,806	5,659,102
Loxo Oncology, Inc. (a) (b)	2,284	319,920
Sarepta Therapeutics, Inc. (a) (b)	5,545	605,126
		19,518,712
BUILDING PRODUCTS — 0.9%
Johnson Controls International PLC	82,296	2,440,076
USG Corp.	9,078	387,268
		2,827,344
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	27,835	825,586
Northern Trust Corp.	19,676	1,644,717
S&P Global, Inc.	22,394	3,805,636
		6,275,939
CHEMICALS — 2.4%
Chemours Co.	18,432	520,151
Ecolab, Inc.	25,656	3,780,412
FMC Corp.	11,851	876,500
Security Description	Shares	Value
International Flavors & Fragrances, Inc.	7,763	$ 1,042,338
Mosaic Co.	31,310	914,565
Valvoline, Inc.	20,663	399,829
		7,533,795
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Rollins, Inc.	11,692	422,081
CONSUMER FINANCE — 0.7%
Discover Financial Services	30,951	1,825,490
Navient Corp.	29,233	257,543
Santander Consumer USA Holdings, Inc.	12,474	219,417
		2,302,450
CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	9,170	420,903
Graphic Packaging Holding Co. (b)	35,073	373,177
		794,080
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,899	323,094
Weight Watchers International, Inc. (a)	1,113	42,906
		366,000
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc.	100,593	1,523,984
Zayo Group Holdings, Inc. (a)	19,123	436,769
		1,960,753
ELECTRIC UTILITIES — 0.4%
Alliant Energy Corp.	20,838	880,406
Portland General Electric Co.	9,153	419,665
		1,300,071
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	17,927	402,640
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
CDW Corp.	3,878	314,312
ENTERTAINMENT — 0.8%
Electronic Arts, Inc. (a)	20,552	1,621,758
Viacom, Inc. Class B	33,205	853,369
		2,475,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
American Campus Communities, Inc. REIT	13,393	554,336
American Homes 4 Rent Class A REIT	22,891	454,386
Apartment Investment & Management Co. Class A REIT	15,539	681,851
Camden Property Trust REIT	8,304	731,167
Equity LifeStyle Properties, Inc. REIT	7,500	728,475
Healthcare Realty Trust, Inc. REIT	10,936	311,020

See accompanying notes to financial statements.
75

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A REIT	18,155	$ 459,503
JBG SMITH Properties REIT	10,109	351,894
National Retail Properties, Inc. REIT	10,509	509,792
Realty Income Corp. REIT	25,329	1,596,740
RLJ Lodging Trust REIT	15,437	253,167
Ryman Hospitality Properties, Inc. REIT	4,705	313,777
Senior Housing Properties Trust REIT	20,872	244,620
STORE Capital Corp. REIT	10,607	300,284
Sun Communities, Inc. REIT	7,067	718,785
VICI Properties, Inc. REIT	32,614	612,491
		8,822,288
FOOD & STAPLES RETAILING — 0.6%
Kroger Co.	70,487	1,938,392
FOOD PRODUCTS — 0.5%
J.M. Smucker Co.	9,784	914,706
Lamb Weston Holdings, Inc.	4,249	312,556
McCormick & Co., Inc. (b)	2,357	328,189
		1,555,451
GAS UTILITIES — 0.1%
National Fuel Gas Co. (b)	8,233	421,365
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Edwards Lifesciences Corp. (a)	18,698	2,863,973
IDEXX Laboratories, Inc. (a)	7,593	1,412,450
Penumbra, Inc. (a) (b)	2,716	331,895
		4,608,318
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	9,698	432,531
Chemed Corp.	1,540	436,251
WellCare Health Plans, Inc. (a)	4,194	990,161
		1,858,943
HOTELS, RESTAURANTS & LEISURE — 2.6%
Dunkin' Brands Group, Inc.	7,371	472,628
Starbucks Corp.	102,352	6,591,469
Yum China Holdings, Inc.	31,624	1,060,353
		8,124,450
HOUSEHOLD PRODUCTS — 0.7%
Clorox Co. (b)	12,297	1,895,460
Energizer Holdings, Inc.	5,216	235,502
		2,130,962
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Energy Corp. (a)	40,222	920,682
INSURANCE — 3.0%
Assurant, Inc.	5,029	449,794
Hartford Financial Services Group, Inc.	31,839	1,415,244
MetLife, Inc.	76,966	3,160,224
Primerica, Inc.	3,912	382,241
Security Description	Shares	Value
Principal Financial Group, Inc.	25,388	$ 1,121,388
Prudential Financial, Inc.	37,400	3,049,970
		9,578,861
INTERACTIVE MEDIA & SERVICES — 0.9%
IAC/InterActiveCorp (a)	6,851	1,254,007
Twitter, Inc. (a)	51,266	1,473,385
		2,727,392
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Etsy, Inc. (a)	15,528	738,667
GrubHub, Inc. (a) (b)	11,451	879,551
		1,618,218
IT SERVICES — 8.4%
Alliance Data Systems Corp.	5,203	780,866
Amdocs, Ltd.	12,718	745,020
Booz Allen Hamilton Holding Corp.	8,539	384,853
Fidelity National Information Services, Inc.	29,321	3,006,868
Global Payments, Inc.	13,697	1,412,572
Jack Henry & Associates, Inc.	3,310	418,781
Leidos Holdings, Inc.	14,172	747,148
Mastercard, Inc. Class A	81,936	15,457,226
Okta, Inc. (a) (b)	10,636	678,577
Paychex, Inc.	28,591	1,862,704
Twilio, Inc. Class A (a)	3,876	346,127
Western Union Co.	40,877	697,362
WEX, Inc. (a)	2,321	325,079
		26,863,183
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	34,019	339,850
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	28,481	1,921,328
Charles River Laboratories International, Inc. (a)	4,382	495,955
Syneos Health, Inc. (a)	4,892	192,500
		2,609,783
MACHINERY — 4.5%
Caterpillar, Inc.	54,013	6,863,432
Illinois Tool Works, Inc.	30,847	3,908,006
ITT, Inc.	8,967	432,837
Pentair PLC	25,058	946,691
Stanley Black & Decker, Inc.	13,697	1,640,079
Toro Co.	9,133	510,352
		14,301,397
METALS & MINING — 0.7%
Alcoa Corp. (a)	16,626	441,919
Newmont Mining Corp.	47,397	1,642,306
		2,084,225
MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	27,722	2,119,624
Public Service Enterprise Group, Inc.	45,005	2,342,510

See accompanying notes to financial statements.
76

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sempra Energy (b)	23,507	$ 2,543,223
		7,005,357
MULTILINE RETAIL — 1.4%
Macy's, Inc.	29,440	876,723
Nordstrom, Inc. (b)	11,010	513,176
Target Corp.	47,470	3,137,293
		4,527,192
OIL, GAS & CONSUMABLE FUELS — 5.7%
ConocoPhillips	104,364	6,507,095
EQT Corp. (b)	23,527	444,425
Equitrans Midstream Corp. (a)	18,821	376,796
Marathon Petroleum Corp.	41,093	2,424,898
Occidental Petroleum Corp.	68,125	4,181,513
Parsley Energy, Inc. Class A (a)	13,521	216,066
Peabody Energy Corp.	11,088	337,962
Phillips 66	41,555	3,579,963
		18,068,718
PERSONAL PRODUCTS — 0.8%
Coty, Inc. Class A (a) (b)	35,233	231,128
Estee Lauder Cos., Inc. Class A	18,616	2,421,942
		2,653,070
PHARMACEUTICALS — 10.8%
Jazz Pharmaceuticals PLC (a)	5,788	717,481
Johnson & Johnson	239,165	30,864,243
Zoetis, Inc.	33,673	2,880,388
		34,462,112
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	5,319	289,885
Dun & Bradstreet Corp.	2,897	413,518
Equifax, Inc.	10,621	989,134
ManpowerGroup, Inc.	6,354	411,739
Nielsen Holdings PLC	17,317	404,006
Robert Half International, Inc.	11,853	677,991
		3,186,273
ROAD & RAIL — 0.3%
Kansas City Southern	9,133	871,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Texas Instruments, Inc.	78,671	7,434,410
Universal Display Corp. (b)	4,988	466,727
		7,901,137
SOFTWARE — 1.2%
Ellie Mae, Inc. (a) (b)	7,442	467,581
HubSpot, Inc. (a)	12,492	1,570,619
Intuit, Inc.	3,278	645,274
Zendesk, Inc. (a)	18,480	1,078,678
		3,762,152
SPECIALTY RETAIL — 8.0%
American Eagle Outfitters, Inc.	14,459	279,493
Gap, Inc.	18,881	486,375
Home Depot, Inc.	104,011	17,871,170
Security Description	Shares	Value
L Brands, Inc. (b)	5,138	$ 131,892
TJX Cos., Inc.	111,795	5,001,708
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,915	958,549
Urban Outfitters, Inc. (a)	6,196	205,707
Williams-Sonoma, Inc. (b)	8,180	412,681
		25,347,575
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Western Digital Corp.	18,889	698,326
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Lululemon Athletica, Inc. (a)	2,718	330,536
Ralph Lauren Corp.	5,210	539,027
Tapestry, Inc.	27,088	914,220
		1,783,783
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	5,278	85,134
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	10,810	326,570
HD Supply Holdings, Inc. (a)	16,329	612,664
Watsco, Inc.	3,015	419,507
		1,358,741
WATER UTILITIES — 0.2%
Aqua America, Inc.	16,225	554,733
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	28,850	1,835,148
TOTAL COMMON STOCKS (Cost $318,227,949)		317,581,316
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	434,044	434,044
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	281,438	281,438
TOTAL SHORT-TERM INVESTMENTS (Cost $715,482)		715,482
TOTAL INVESTMENTS — 100.0% (Cost $318,943,431)		318,296,798
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		153,007
NET ASSETS — 100.0%		$ 318,449,805

See accompanying notes to financial statements.
77

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$317,581,316	$—	$—	$317,581,316
Short-Term Investments	715,482	—	—	715,482
TOTAL INVESTMENTS	$318,296,798	$—	$—	$318,296,798
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	383,697	$383,697	$27,981,583	$27,931,236	$—	$—	434,044	$434,044	$6,862	$—
State Street Navigator Securities Lending Government Money Market Portfolio	184,082	184,082	4,017,925	3,920,569	—	—	281,438	281,438	884	—
Total		$567,779	$31,999,508	$31,851,805	$—	$—		$715,482	$7,746	$—
See accompanying notes to financial statements.
78

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.6%
BANKS — 45.8%
Bank of America Corp. 6.00% 1/25/2166 (a)	144,361	$ 3,616,243
Bank of America Corp. 6.20% 1/29/2166 (a)	176,440	4,476,283
Bank of America Corp. 6.50% 1/29/2166 (a)	176,440	4,478,047
Bank of America Corp. 6.63% 3/9/2166 (a)	176,440	4,488,634
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (b)	67,637	1,414,966
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.36% 2/28/2166 (b)	47,960	891,097
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b)	50,889	1,015,236
Bank of America Corp. 6.00% 5/16/2023 (a)	216,540	5,435,154
Bank of America Corp. 5.88% 7/24/2023	136,982	3,393,044
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b)	362,746	9,141,199
Bank of New York Mellon Corp. 5.20% 3/20/2018	201,237	4,574,117
BB&T Corp. 5.85% 5/1/2018 (a)	198,647	4,860,892
BB&T Corp. 5.63% 5/1/2018	397,294	9,280,788
BB&T Corp. 5.20% 5/1/2018	155,462	3,443,483
BB&T Corp. 5.20% 6/1/2018	172,736	3,824,375
BB&T Corp. 5.63% 6/1/2021	160,644	3,776,740
Capital One Financial Corp. 6.00% 11/20/2017 (a) (c)	302,288	7,433,262
Capital One Financial Corp. 6.25% 9/1/2019 (a) (c)	172,736	4,328,764
Capital One Financial Corp. 6.70% 12/1/2019 (a) (c)	172,736	4,378,858
Capital One Financial Corp. 6.00% 12/1/2021 (a) (c)	172,736	4,302,854
Capital One Financial Corp. 5.20% 12/1/2021 (c)	207,283	4,481,458
Capital One Financial Corp. 6.20% 12/1/2020 (a) (c)	172,736	4,365,039
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	155,462	4,021,802
First Republic Bank 5.50% 6/30/2023	103,642	2,302,925
HSBC Holdings PLC 6.20% 11/22/2017 (a)	500,935	12,909,095
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	207,283	5,144,764
ING Groep NV 6.13% 1/15/2018 (a)	241,830	6,023,985
Security Description	Shares	Value
ING Groep NV 6.38% 12/15/2017 (a)	361,019	$ 9,148,221
JPMorgan Chase & Co. 5.45% 3/1/2018 (a)	123,546	3,026,877
JPMorgan Chase & Co. 6.30% 9/1/2019 (a)	120,801	3,064,721
JPMorgan Chase & Co. 6.70% 3/1/2019 (a)	126,978	3,226,511
JPMorgan Chase & Co. 6.13% 3/1/2020 (a)	196,301	4,976,230
JPMorgan Chase & Co. 6.15% 9/1/2020 (a)	157,865	4,069,760
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	195,615	4,996,007
JPMorgan Chase & Co. 5.75% 12/1/2023 (a)	232,850	5,828,236
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (b)	172,736	4,460,044
KeyCorp 5.65% 12/15/2023 (a)	146,826	3,344,696
Northern Trust Corp. 5.85% 10/1/2019 (a)	138,188	3,428,444
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (a)	165,827	3,833,920
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b)	518,208	13,338,674
State Street Corp. 5.25% 11/20/2017 (a) (d)	172,736	3,890,015
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (d)	259,104	6,342,866
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (d)	172,736	4,124,936
State Street Corp. 6.00% 12/15/2019 (a) (d)	259,104	6,519,057
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (b)	345,472	6,467,236
US Bancorp 5.15% 7/15/2018 (a)	172,736	3,960,837
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b)	380,020	10,062,930
US Bancorp 5.50% 10/15/2023 (a)	198,647	4,904,594
Wells Fargo & Co. 6.00% 9/15/2019 (a)	106,389	2,674,619
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b)	111,708	2,935,686
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (b)	229,402	5,636,407
Wells Fargo & Co. 5.25% 6/15/2018 (a)	83,117	1,834,392
Wells Fargo & Co. 5.13% 12/15/2017 (a)	86,441	1,882,685
Wells Fargo & Co. 5.20% 11/20/2017 (a)	99,740	2,195,277
Wells Fargo & Co. 5.63% 6/15/2022	91,760	2,156,360

See accompanying notes to financial statements.
79

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 5.50% 9/15/2021 (a)	152,934	$ 3,525,129
Wells Fargo & Co. 5.70% 3/15/2021 (a)	132,986	3,165,067
Wells Fargo & Co. 6.00% 12/15/2020 (a)	132,986	3,339,278
		270,162,816
DIVERSIFIED FINANCIAL SERVICES — 5.2%
Apollo Global Management LLC 6.38% 3/15/2022 (a)	95,005	2,137,612
Apollo Global Management LLC 6.38% 3/15/2023 (a)	103,642	2,298,780
Ares Management Corp. 7.00% 6/30/2021 (a)	107,096	2,786,638
Carlyle Group L.P. 5.88% 9/15/2022	138,188	2,814,890
Charles Schwab Corp. 6.00% 12/1/2020 (a)	207,283	5,262,915
Charles Schwab Corp. 5.95% 6/1/2021 (a)	259,104	6,477,600
KKR & Co., Inc. 6.75% 6/15/2021	119,188	3,082,202
Legg Mason, Inc. 6.38% 3/15/2056 (a)	86,368	2,078,014
Legg Mason, Inc. 5.45% 9/15/2056	172,736	3,523,814
		30,462,465
ELECTRIC — 13.5%
Alabama Power Co. 5.00% 10/1/2022	86,368	2,050,376
CMS Energy Corp. 5.88% 10/15/2078	96,732	2,327,372
Dominion Energy, Inc. 5.25% 7/30/2076	276,378	6,378,804
DTE Energy Co. 5.38% 6/1/2076 (a)	103,642	2,359,928
DTE Energy Co. 5.25% 12/1/2077	138,188	3,074,683
Duke Energy Corp. 5.13% 1/15/2073	172,736	3,921,107
Duke Energy Corp. 5.63% 9/15/2078	172,736	4,111,117
Entergy Arkansas, Inc. 4.88% 9/1/2066	141,643	3,216,713
Entergy Louisiana LLC 4.88% 9/1/2066	93,277	2,150,968
Entergy Mississippi, Inc. 4.90% 10/1/2066	89,822	1,994,947
Georgia Power Co. 5.00% 10/1/2077 (a)	93,277	1,978,405
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	196,919	4,509,445
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	172,736	3,867,559
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	155,462	3,434,156
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	155,462	3,827,474
Security Description	Shares	Value
SCE Trust II 5.10% 3/15/2018 (a)	138,188	$ 2,664,265
SCE Trust III 3 Month USD LIBOR + 2.99% 5.75% 3/15/2024 (b)	95,005	2,198,416
SCE Trust IV 3 Month USD LIBOR + 3.13% 5.38% 9/15/2025 (b)	112,278	2,279,243
SCE Trust V 3 Month USD LIBOR + 3.79% 5.45% 3/15/2026 (b)	103,642	2,164,045
SCE Trust VI 5.00% 6/26/2022 (a)	164,099	2,984,961
Southern Co. 6.25% 10/15/2075 (a)	345,472	8,812,991
Southern Co. 5.25% 10/1/2076	276,378	6,027,804
Southern Co. 5.25% 12/1/2077	155,462	3,393,735
		79,728,514
HAND & MACHINE TOOLS — 1.0%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (Cost $6,646,151)	259,104	6,143,356
INSURANCE — 16.9%
Aegon NV 6.38% 2/20/2018 (a)	345,472	8,692,076
Aegon NV 6.50% 3/15/2018 (a)	172,736	4,325,309
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b)	172,736	4,118,026
Allstate Corp. 6.63% 4/15/2019 (a)	258,241	6,487,014
Allstate Corp. 5.63% 4/15/2023 (a)	198,647	4,757,596
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	155,462	3,089,030
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	114,006	2,317,742
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	95,005	2,149,963
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a)	86,368	1,734,269
Axis Capital Holdings, Ltd. 5.50% 11/7/2021	190,009	3,978,789
Brighthouse Financial, Inc. 6.25% 9/15/2058 (a)	129,552	2,749,093
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b)	207,283	5,669,190
Hartford Financial Services Group, Inc. 6.00% 11/15/2023	119,188	3,008,305
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (b)	207,283	4,338,433
MetLife, Inc. 5.63% 6/15/2023 (a)	278,105	6,549,373
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	101,516	2,557,188
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	198,647	4,715,880

See accompanying notes to financial statements.
80

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	245,285	$ 5,722,499
Prudential Financial, Inc. 5.63% 8/15/2058	195,192	4,614,339
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (a) (b)	138,188	3,457,464
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (b)	138,188	3,254,327
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	95,005	1,971,354
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023	86,368	1,885,413
Torchmark Corp. 6.13% 6/15/2056 (a)	103,642	2,603,487
Unum Group 6.25% 6/15/2058 (a)	103,642	2,349,564
WR Berkley Corp. 5.75% 6/1/2056 (a)	100,187	2,246,193
		99,341,916
INTERNET — 1.1%
eBay, Inc. 6.00% 2/1/2056 (Cost $6,720,113)	259,104	6,601,970
PIPELINES — 0.8%
Enbridge, Inc. 6.38% 4/15/2078 (Cost $5,304,420)(b)	207,283	4,879,442
REAL ESTATE INVESTMENT TRUSTS — 8.0%
Digital Realty Trust, Inc. 6.35% 8/24/2020	86,368	2,199,793
Digital Realty Trust, Inc. 7.38% 3/26/2019	126,097	3,178,905
Government Properties Income Trust 5.88% 5/1/2046 (a)	107,096	2,368,964
Kimco Realty Corp. 5.25% 12/20/2022	91,378	1,868,680
National Retail Properties, Inc. 5.70% 5/30/2018 (a)	99,323	2,284,429
National Retail Properties, Inc. 5.20% 10/11/2021 (a)	119,188	2,491,029
Public Storage 5.15% 6/2/2022 (c)	96,732	2,085,542
Public Storage 4.90% 10/14/2021 (a) (c)	120,916	2,493,288
Public Storage 4.95% 7/20/2021 (a) (c)	112,278	2,361,206
Public Storage 5.40% 1/20/2021 (c)	103,642	2,363,038
Public Storage 5.38% 11/20/2017 (c)	171,008	3,864,781
Public Storage 6.00% 6/4/2019 (a) (c)	99,323	2,488,041
Public Storage 5.20% 1/16/2018 (c)	172,736	3,801,919
Public Storage 5.05% 8/9/2022 (a) (c)	103,642	2,210,684
Senior Housing Properties Trust 5.63% 8/1/2042	120,916	2,441,294
Security Description	Shares	Value
Senior Housing Properties Trust 6.25% 2/1/2046	86,368	$ 1,960,554
Vornado Realty Trust 5.40% 1/25/2018	103,642	2,222,085
Vornado Realty Trust 5.25% 4/1/2166	110,379	2,268,288
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019 (a)	95,005	2,379,875
		47,332,395
TELECOMMUNICATIONS — 7.3%
AT&T, Inc. 5.35% 11/1/2066 (a)	456,887	10,170,305
AT&T, Inc. 5.63% 8/1/2067	285,014	6,609,475
Qwest Corp. 6.50% 9/1/2056 (a)	337,699	6,328,479
Qwest Corp. 6.88% 10/1/2054 (a)	172,736	3,408,081
Qwest Corp. 6.13% 6/1/2053	267,741	4,819,338
Qwest Corp. 6.63% 9/15/2055 (a)	141,643	2,669,970
Qwest Corp. 6.75% 6/15/2057	228,012	4,327,668
Verizon Communications, Inc. 5.90% 2/15/2054 (a)	172,736	4,370,221
		42,703,537
TOTAL PREFERRED STOCKS (Cost $643,920,844)		587,356,411
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	1,329,686	1,329,686
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	25,600,450	25,600,450
TOTAL SHORT-TERM INVESTMENTS (Cost $26,930,136)		26,930,136
TOTAL INVESTMENTS — 104.2% (Cost $670,850,980)		614,286,547
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(24,960,716)
NET ASSETS — 100.0%		$ 589,325,831

See accompanying notes to financial statements.
81

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
LIBOR	= London Interbank Offered Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$587,356,411	$—	$—	$587,356,411
Short-Term Investments	26,930,136	—	—	26,930,136
TOTAL INVESTMENTS	$614,286,547	$—	$—	$614,286,547
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
Capital One Financial Corp.	1,135,137	$ 29,160,381	$ 6,901,440	$ 5,076,695	$ (79,012)	$(1,615,879)	1,200,515	$29,290,235	$ 951,430	$—
Public Storage	932,826	23,301,361	5,212,588	3,793,754	(214,038)	(2,837,658)	980,277	21,668,499	668,618	—
State Street Corp.	820,493	21,484,383	5,189,683	3,929,992	(108,919)	(1,758,281)	863,680	20,876,874	653,007	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,000,594	1,000,594	69,028,020	68,698,928	—	—	1,329,686	1,329,686	28,682	—
State Street Navigator Securities Lending Government Money Market Portfolio	33,083,645	33,083,645	135,971,128	143,454,323	—	—	25,600,450	25,600,450	851,216	—
Total		$108,030,364	$222,302,859	$224,953,692	$(401,969)	$(6,211,818)		$98,765,744	$3,152,953	$—
See accompanying notes to financial statements.
82

[This Page Intentionally Left Blank]
83

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactors ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 53,821,977	$82,812,574	$131,009,501
Investments in affiliated issuers, at value	1,695,100	1,062,573	277,687
Total Investments	55,517,077	83,875,147	131,287,188
Foreign currency, at value	—	206,773	—
Cash	37,280	21,331	2,955
Receivable for investments sold	—	—	—
Dividends receivable — unaffiliated issuers	17,314	148,919	185,877
Dividends receivable — affiliated issuers	502	405	1,517
Securities lending income receivable — unaffiliated issuers	830	921	155
Securities lending income receivable — affiliated issuers	3,820	901	288
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	56,046	—
TOTAL ASSETS	55,576,823	84,310,443	131,477,980
LIABILITIES
Payable upon return of securities loaned	1,538,014	934,960	81,872
Payable for investments purchased	94,826	52,379	105,601
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	3,573	—
Advisory fee payable	24,788	36,365	16,850
Trustees’ fees and expenses payable	9	57	22
Accrued expenses and other liabilities	—	100	—
TOTAL LIABILITIES	1,657,637	1,027,434	204,345
NET ASSETS	$ 53,919,186	$83,283,009	$131,273,635
NET ASSETS CONSIST OF:
Paid-in Capital	$ 68,162,481	$90,461,694	$141,368,469
Total distributable earnings (loss)**	(14,243,295)	(7,178,685)	(10,094,834)
NET ASSETS	$ 53,919,186	$83,283,009	$131,273,635
NET ASSET VALUE PER SHARE
Net asset value per share	$ 82.95	$ 75.68	$ 72.93
Shares outstanding (unlimited amount authorized, $0.01 par value)	650,000	1,100,464	1,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 59,286,187	$79,460,991	$139,068,540
Investments in affiliated issuers	1,695,100	1,062,573	298,491
Total cost of investments	$ 60,981,287	$80,523,564	$139,367,031
Foreign currency, at cost	$ —	$ 204,902	$ —
* Includes investments in securities on loan, at value	$ 7,417,011	$ 2,340,976	$ 1,510,106
** Includes deferred foreign taxes	$ —	$ 3,573	$ —
See accompanying notes to financial statements.
84

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$334,356,788	$278,584,974	$ 39,714,724	$ 493,676,484	$121,988,088	$ 660,661,320
614,375	1,067,952	913,743	12,030,349	335,375	1,902,646
334,971,163	279,652,926	40,628,467	505,706,833	122,323,463	662,563,966
—	—	—	—	—	—
1	25	13	—	134	—
—	89,679	—	—	—	—
177,414	326,160	50,419	176,339	78,730	761,551
339	1,382	297	2,176	803	3,442
949	375	394	11,772	1,058	—
—	25	—	46,956	434	—
—	12,154	—	—	—	—
31,219	—	—	—	—	—
335,181,085	280,082,726	40,679,590	505,944,076	122,404,622	663,328,959

—	482	—	11,426,831	—	—
—	603,466	—	—	—	—
—	—	322	446	—	390
—	—	—	—	—	—
166,593	60,772	13,771	174,131	38,213	207,622
312	61	190	113	35	661
—	645	—	—	—	—
166,905	665,426	14,283	11,601,521	38,248	208,673
$335,014,180	$279,417,300	$ 40,665,307	$ 494,342,555	$122,366,374	$ 663,120,286

$367,729,911	$271,152,083	$ 97,870,303	$ 605,009,542	$165,984,229	$ 782,805,214
(32,715,731)	8,265,217	(57,204,996)	(110,666,987)	(43,617,855)	(119,684,928)
$335,014,180	$279,417,300	$ 40,665,307	$ 494,342,555	$122,366,374	$ 663,120,286

$ 59.56	$ 60.74	$ 47.84	$ 70.12	$ 62.75	$ 28.40
5,625,012	4,600,000	850,000	7,050,000	1,950,000	23,350,000

$334,659,510	$269,490,668	$ 49,307,750	$ 573,002,110	$138,526,506	$ 734,678,987
614,375	1,169,834	1,350,536	12,030,349	335,375	1,902,646
$335,273,885	$270,660,502	$ 50,658,286	$ 585,032,459	$138,861,881	$ 736,581,633
$ —	$ —	$ —	$ —	$ —	$ —
$ 8,491,370	$ 3,777,788	$ 2,479,723	$ 43,127,067	$ 10,610,595	$ —
$ —	$ —	$ —	$ —	$ —	$ —
85

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 41,958,720	$ 451,515,353	$ 193,590,912
Investments in affiliated issuers, at value	4,366,370	10,786,936	13,871,362
Total Investments	46,325,090	462,302,289	207,462,274
Cash	47	14	148
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	103
Dividends receivable — unaffiliated issuers	—	283,672	234,971
Dividends receivable — affiliated issuers	230	1,888	771
Securities lending income receivable — unaffiliated issuers	2,749	10,332	4,765
Securities lending income receivable — affiliated issuers	8,625	7,862	5,034
TOTAL ASSETS	46,336,741	462,606,057	207,708,066
LIABILITIES
Payable upon return of securities loaned	4,348,726	10,147,936	13,696,267
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	8,637	—
Advisory fee payable	14,017	150,322	66,832
Trustees’ fees and expenses payable	9	962	167
Distribution payable	(17,039)	—	—
TOTAL LIABILITIES	4,345,713	10,307,857	13,763,266
NET ASSETS	$ 41,991,028	$ 452,298,200	$ 193,944,800
NET ASSETS CONSIST OF:
Paid-in Capital	$ 52,919,638	$ 1,791,368,777	$ 719,555,067
Total distributable earnings (loss)**	(10,928,610)	(1,339,070,577)	(525,610,267)
NET ASSETS	$ 41,991,028	$ 452,298,200	$ 193,944,800
NET ASSET VALUE PER SHARE
Net asset value per share	$ 76.35	$ 26.22	$ 9.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	17,250,230	21,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 51,955,156	$ 701,585,150	$ 363,578,081
Investments in affiliated issuers	4,366,370	10,786,936	13,871,362
Total cost of investments	$ 56,321,526	$ 712,372,086	$ 377,449,443
* Includes investments in securities on loan, at value	$ 10,637,155	$ 87,164,536	$ 32,056,935
See accompanying notes to financial statements.
86

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$ 252,915,893	$ 494,886,957	$ 235,669,480	$119,956,250	$ 6,168,886	$ 97,540,601
9,974,219	23,523,376	5,033,694	305,526	985	2,733,689
262,890,112	518,410,333	240,703,174	120,261,776	6,169,871	100,274,290
672	54,312	208	312,065	—	108
—	—	—	265,087	—	—
30	8,827	—	—	—	—
114,731	422,010	116,110	21,303	11,067	16,102
2,871	1,897	1,086	219	20	395
6,787	6,451	2,690	2,760	39	4,036
12,658	121,103	42,088	403	91	5,984
263,027,861	519,024,933	240,865,356	120,863,613	6,181,088	100,300,915

9,935,093	22,679,121	4,487,778	305,526	—	2,499,942
—	—	—	308,313	—	—
—	—	—	—	—	—
83,251	162,563	71,475	36,847	1,592	31,840
213	118	208	22	2	35
—	—	—	—	—	—
10,018,557	22,841,802	4,559,461	650,708	1,594	2,531,817
$ 253,009,304	$ 496,183,131	$ 236,305,895	$120,212,905	$ 6,179,494	$ 97,769,098

$ 586,214,075	$1,020,830,098	$ 337,513,291	$134,645,078	$ 7,278,558	$135,951,325
(333,204,771)	(524,646,967)	(101,207,396)	(14,432,173)	(1,099,064)	(38,182,227)
$ 253,009,304	$ 496,183,131	$ 236,305,895	$120,212,905	$ 6,179,494	$ 97,769,098

$ 36.67	$ 41.01	$ 64.74	$ 75.13	$ 61.79	$ 63.08
6,900,270	12,100,226	3,650,000	1,600,000	100,000	1,550,000

$ 343,688,011	$ 637,680,888	$ 287,387,002	$131,957,045	$ 6,943,240	$121,747,288
9,974,219	23,523,376	5,033,694	305,526	985	2,733,689
$ 353,662,230	$ 661,204,264	$ 292,420,696	$132,262,571	$ 6,944,225	$124,480,977
$ 47,626,814	$ 58,425,754	$ 33,562,486	$ 17,042,498	$ 373,870	$ 7,478,083
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$147,306,683	$317,581,316	$515,520,803
Investments in affiliated issuers, at value	—	715,482	98,765,744
Total Investments	147,306,683	318,296,798	614,286,547
Cash	150,377	16	171
Receivable for investments sold	2,681,086	—	2,684,458
Dividends receivable — unaffiliated issuers	80,397	488,270	1,755,949
Dividends receivable — affiliated issuers	468	3,831	6,901
Securities lending income receivable — unaffiliated issuers	774	1,048	4,378
Securities lending income receivable — affiliated issuers	—	38	157,863
TOTAL ASSETS	150,219,785	318,790,001	618,896,267
LIABILITIES
Payable upon return of securities loaned	—	281,438	25,600,450
Payable for investments purchased	—	—	3,740,963
Payable for fund shares repurchased	2,681,601	—	—
Advisory fee payable	49,972	58,349	228,894
Trustees’ fees and expenses payable	129	120	129
Accrued expenses and other liabilities	—	289	—
TOTAL LIABILITIES	2,731,702	340,196	29,570,436
NET ASSETS	$147,488,083	$318,449,805	$589,325,831
NET ASSETS CONSIST OF:
Paid-in Capital	$219,699,449	$321,043,456	$681,651,285
Total distributable earnings (loss)**	(72,211,366)	(2,593,651)	(92,325,454)
NET ASSETS	$147,488,083	$318,449,805	$589,325,831
NET ASSET VALUE PER SHARE
Net asset value per share	$ 53.63	$ 63.69	$ 39.55
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,750,000	5,000,000	14,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$181,127,512	$318,227,949	$565,769,870
Investments in affiliated issuers	—	715,482	105,081,110
Total cost of investments	$181,127,512	$318,943,431	$670,850,980
* Includes investments in securities on loan, at value	$ 6,633,263	$ 9,294,500	$ 25,116,129
See accompanying notes to financial statements.
88

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89

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactors ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 174,178	$ 1,153,856	$ 1,226,783
Dividend income — affiliated issuers	964	1,378	2,244
Unaffiliated securities lending income	8,499	2,287	857
Affiliated securities lending income	35,498	4,817	674
Foreign taxes withheld	—	(48,757)	(44)
TOTAL INVESTMENT INCOME (LOSS)	219,139	1,113,581	1,230,514
EXPENSES
Advisory fee	141,827	229,754	83,363
Trustees’ fees and expenses	357	841	868
TOTAL EXPENSES	142,184	230,595	84,231
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	142,184	230,595	84,231
NET INVESTMENT INCOME (LOSS)	$ 76,955	$ 882,986	$ 1,146,283
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,737,915)	(272,994)	(877,092)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	3,713,697	4,351,271	3,812,948
In-kind redemptions — affiliated issuers	—	—	547
Foreign currency transactions	—	(2,471)	—
Net realized gain (loss)	(5,024,218)	4,075,806	2,936,403
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(7,172,327)	(11,378,035)	(11,937,945)
Investments — affiliated issuers	—	—	(23,276)
Foreign currency translations	—	3,381	—
Net change in unrealized appreciation/depreciation	(7,172,327)	(11,374,654)	(11,961,221)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,196,545)	(7,298,848)	(9,024,818)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(12,119,590)	$ (6,415,862)	$ (7,878,535)
**Includes foreign deferred taxes	$ —	$ (3,573)	$ —
See accompanying notes to financial statements.
90

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

4,311,886	$ 3,006,561	$ 1,294,676	$ 965,793	$ 368,211	$ 7,273,178
30,871	9,662	23,087	9,705	2,980	24,939
8,046	2,205	3,691	204,789	8,075	—
2,003	281	1	397,847	1,520	—
(9,665)	—	—	—	—	—
4,343,141	3,018,709	1,321,455	1,578,134	380,786	7,298,117

1,534,087	370,477	182,421	1,142,132	191,287	1,316,958
8,552	2,505	1,342	4,365	849	7,341
1,542,639	372,982	183,763	1,146,497	192,136	1,324,299
—	(74,096)	—	—	—	—
1,542,639	298,886	183,763	1,146,497	192,136	1,324,299
$ 2,800,502	$ 2,719,823	$ 1,137,692	$ 431,637	$ 188,650	$ 5,973,818

(32,505,395)	(369,540)	(1,283,402)	(30,865,683)	(5,364,281)	106,170
—	—	(3,756)	—	—	—
187,106,386	7,936,856	11,493,590	72,242,076	11,633,749	18,986,234
—	6,796	(29,306)	—	—	—
—	—	—	—	—	—
154,600,991	7,574,112	10,177,126	41,376,393	6,269,468	19,092,404

(312,755,022)	(29,612,725)	(24,494,777)	(131,159,596)	(20,546,267)	(56,033,896)
—	(157,550)	(667,624)	—	—	—
—	—	—	—	—	—
(312,755,022)	(29,770,275)	(25,162,401)	(131,159,596)	(20,546,267)	(56,033,896)
(158,154,031)	(22,196,163)	(14,985,275)	(89,783,203)	(14,276,799)	(36,941,492)
$(155,353,529)	$(19,476,340)	$(13,847,583)	$ (89,351,566)	$(14,088,149)	$(30,967,674)
$ —	$ —	$ —	$ —	$ —	$ —
91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 134,898	$ 4,143,411	$ 1,693,005
Dividend income — affiliated issuers	1,006	11,093	5,496
Unaffiliated securities lending income	10,555	70,313	32,940
Affiliated securities lending income	44,607	77,257	84,713
Foreign taxes withheld	—	—	(17,006)
TOTAL INVESTMENT INCOME (LOSS)	191,066	4,302,074	1,799,148
EXPENSES
Advisory fee	90,357	1,219,211	608,044
Trustees’ fees and expenses	302	8,312	3,472
TOTAL EXPENSES	90,659	1,227,523	611,516
NET INVESTMENT INCOME (LOSS)	$ 100,407	$ 3,074,551	$ 1,187,632
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(322,472)	(17,113,777)	(35,929,936)
In-kind redemptions — unaffiliated issuers	1,597,761	(33,274,778)	(8,299,201)
Net realized gain (loss)	1,275,289	(50,388,555)	(44,229,137)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(9,400,993)	(145,892,133)	(144,557,066)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,125,704)	(196,280,688)	(188,786,203)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,025,297)	$(193,206,137)	$(187,598,571)
See accompanying notes to financial statements.
92

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

1,364,749	$ 4,728,796	$ 1,467,746	$ 381,243	$ 24,018	$ 922,483
6,850	10,140	6,012	1,661	72	2,927
23,044	71,539	25,967	17,365	436	40,747
97,472	581,813	590,915	4,427	1,284	160,717
—	—	—	—	—	—
1,492,115	5,392,288	2,090,640	404,696	25,810	1,126,874

601,300	1,104,151	519,841	213,347	7,149	266,565
3,180	4,707	2,939	847	35	1,441
604,480	1,108,858	522,780	214,194	7,184	268,006
$ 887,635	$ 4,283,430	$ 1,567,860	$ 190,502	$ 18,626	$ 858,868

(22,803,539)	(31,943,032)	(10,921,462)	(2,504,995)	(306,386)	(6,179,054)
29,339,199	(6,396,990)	23,819,732	17,862,548	—	15,189,461
6,535,660	(38,340,022)	12,898,270	15,357,553	(306,386)	9,010,407

(53,151,604)	(85,226,822)	(44,911,264)	(28,171,056)	(489,671)	(21,429,029)
(46,615,944)	(123,566,844)	(32,012,994)	(12,813,503)	(796,057)	(12,418,622)
$(45,728,309)	$(119,283,414)	$(30,445,134)	$(12,623,001)	$(777,431)	$(11,559,754)
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,209,770	$ 5,064,709	$ 16,615,689
Dividend income — affiliated issuers	3,181	6,862	2,301,737
Unaffiliated securities lending income	4,047	5,043	3,646
Affiliated securities lending income	—	884	851,216
Foreign taxes withheld	—	—	(27)
TOTAL INVESTMENT INCOME (LOSS)	1,216,998	5,077,498	19,772,261
EXPENSES
Advisory fee	369,441	353,555	1,457,421
Trustees’ fees and expenses	2,085	2,943	5,196
TOTAL EXPENSES	371,526	356,498	1,462,617
NET INVESTMENT INCOME (LOSS)	$ 845,472	$ 4,721,000	$ 18,309,644
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,674,219)	14,502,171	(3,405,216)
Investments — affiliated issuers	—	—	(239,091)
In-kind redemptions — unaffiliated issuers	16,739,639	6,012,068	(1,123,305)
In-kind redemptions — affiliated issuers	—	—	(162,878)
Net realized gain (loss)	12,065,420	20,514,239	(4,930,490)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(40,804,717)	(49,309,920)	(42,138,516)
Investments — affiliated issuers	—	—	(6,211,818)
Net change in unrealized appreciation/depreciation	(40,804,717)	(49,309,920)	(48,350,334)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(28,739,297)	(28,795,681)	(53,280,824)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,893,825)	$(24,074,681)	$(34,971,180)
See accompanying notes to financial statements.
94

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95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 76,955	$ 26,450	$ 882,986	$ 1,970,756
Net realized gain (loss)	(5,024,218)	894,014	4,075,806	1,979,428
Net change in unrealized appreciation/depreciation	(7,172,327)	951,136	(11,374,654)	4,774,969
Net increase (decrease) in net assets resulting from operations	(12,119,590)	1,871,600	(6,415,862)	8,725,153
Net equalization credits and charges	(64,163)	(95,904)	388	1,804
Distributions to shareholders (Note 10)	(928,241)	(135,674)	(913,059)	(1,990,549)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	57,763,338	29,395,416	8,645,725	—
Cost of shares redeemed	(28,910,326)	—	(8,765,406)	(4,208,904)
Net income equalization	64,163	95,904	(388)	(1,804)
Other Capital	—	—	21,290	—
Net increase (decrease) in net assets from beneficial interest transactions	28,917,175	29,491,320	(98,779)	(4,210,708)
Net increase (decrease) in net assets during the period	15,805,181	31,131,342	(7,427,312)	2,525,700
Net assets at beginning of period	38,114,005	6,982,663	90,710,321	88,184,621
NET ASSETS AT END OF PERIOD	$ 53,919,186	$38,114,005	$ 83,283,009	$90,710,321
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	300,000	100,000	—
Shares redeemed	(350,000)	—	(100,000)	(50,000)
Net increase (decrease) from share transactions	250,000	300,000	—	(50,000)
See accompanying notes to financial statements.
96

SPDR MSCI USA StrategicFactors ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 1,146,283	$ 1,509,434	$ 2,800,502	$ 5,582,223	$ 2,719,823	$ 3,793,364
2,936,403	4,642,200	154,600,991	118,716,116	7,574,112	1,309,002
(11,961,221)	1,947,679	(312,755,022)	90,729,384	(29,770,275)	18,763,319
(7,878,535)	8,099,313	(155,353,529)	215,027,723	(19,476,340)	23,865,685
346,647	63,959	(582,321)	20,501	71,643	140,132
(1,612,728)	(1,513,025)	(100,134,896)	(10,505,243)	(2,886,005)	(3,966,934)

67,780,981	67,875,743	167,676,232	93,097,859	43,124,394	115,796,527
(20,196,096)	(23,121,148)	(552,058,477)	(34,372,517)	(23,229,835)	(6,410,532)
(346,647)	(63,959)	582,321	(20,501)	(71,643)	(140,132)
—	—	—	—	—	—
47,238,238	44,690,636	(383,799,924)	58,704,841	19,822,916	109,245,863
38,093,622	51,340,883	(639,870,670)	263,247,822	(2,467,786)	129,284,746
93,180,013	41,839,130	974,884,850	711,637,028	281,885,086	152,600,340
$131,273,635	$ 93,180,013	$ 335,014,180	$974,884,850	$279,417,300	$281,885,086

850,000	900,000	2,125,000	1,050,000	650,000	1,800,000
(250,000)	(300,000)	(6,950,000)	(375,000)	(350,000)	(100,000)
600,000	600,000	(4,825,000)	675,000	300,000	1,700,000
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,137,692	$ 2,931,957	$ 431,637	$ 65,338
Net realized gain (loss)	10,177,126	15,609,986	41,376,393	27,310,821
Net change in unrealized appreciation/depreciation	(25,162,401)	3,588,497	(131,159,596)	32,750,399
Net increase (decrease) in net assets resulting from operations	(13,847,583)	22,130,440	(89,351,566)	60,126,558
Net equalization credits and charges	(277,954)	(42,450)	20,796	(51,531)
Distributions to shareholders (Note 10)	(893,684)	(2,920,183)	(524,025)	(1,404,666)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,832,585	59,341,470	444,310,264	327,291,477
Cost of shares redeemed	(86,535,048)	(45,558,428)	(325,586,009)	(61,446,447)
Net income equalization	277,954	42,450	(20,796)	51,531
Net increase (decrease) in net assets from beneficial interest transactions	(80,424,509)	13,825,492	118,703,459	265,896,561
Net increase (decrease) in net assets during the period	(95,443,730)	32,993,299	28,848,664	324,566,922
Net assets at beginning of period	136,109,037	103,115,738	465,493,891	140,926,969
NET ASSETS AT END OF PERIOD	$ 40,665,307	$136,109,037	$ 494,342,555	$465,493,891
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,050,000	5,400,000	4,450,000
Shares redeemed	(1,600,000)	(800,000)	(4,300,000)	(800,000)
Net increase (decrease) from share transactions	(1,500,000)	250,000	1,100,000	3,650,000
See accompanying notes to financial statements.
98

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 188,650	$ 237,342	$ 5,973,818	$ 14,414,993	$ 100,407	$ (4,600)
6,269,468	6,130,663	19,092,404	102,501,922	1,275,289	2,267,285
(20,546,267)	(718,477)	(56,033,896)	(94,785,604)	(9,400,993)	(1,184,996)
(14,088,149)	5,649,528	(30,967,674)	22,131,311	(8,025,297)	1,077,689
19,002	(4,498)	(140,412)	517,493	(7,665)	(19,082)
(237,623)	(230,566)	(6,175,187)	(15,215,339)	(792,063)	(334,333)

73,830,113	19,583,451	234,191,278	596,860,956	36,978,165	35,554,671
(34,148,502)	(43,905,149)	(242,028,460)	(781,212,414)	(21,220,660)	(4,616,994)
(19,002)	4,498	140,412	(517,493)	7,665	19,082
39,662,609	(24,317,200)	(7,696,770)	(184,868,951)	15,765,170	30,956,759
25,355,839	(18,902,736)	(44,980,043)	(177,435,486)	6,940,145	31,681,033
97,010,535	115,913,271	708,100,329	885,535,815	35,050,883	3,369,850
$122,366,374	$ 97,010,535	$ 663,120,286	$ 708,100,329	$ 41,991,028	$35,050,883

1,050,000	300,000	7,600,000	19,350,000	400,000	400,000
(500,000)	(700,000)	(8,000,000)	(25,750,000)	(250,000)	(50,000)
550,000	(400,000)	(400,000)	(6,400,000)	150,000	350,000
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,074,551	$ 18,043,443	$ 1,187,632	$ 5,478,747
Net realized gain (loss)	(50,388,555)	118,897,224	(44,229,137)	(55,963,364)
Net change in unrealized appreciation/depreciation	(145,892,133)	(15,652,272)	(144,557,066)	72,896,261
Net increase (decrease) in net assets resulting from operations	(193,206,137)	121,288,395	(187,598,571)	22,411,644
Net equalization credits and charges	(118,464)	1,813,205	(53,213)	370,996
Distributions to shareholders (Note 10)	(3,231,671)	(19,832,684)	(1,097,935)	(5,866,802)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	740,179,352	2,967,065,636	169,606,964	323,221,511
Cost of shares redeemed	(943,949,051)	(2,908,099,782)	(189,888,715)	(194,844,572)
Net income equalization	118,464	(1,813,205)	53,213	(370,996)
Other Capital	—	—	—	1,229
Net increase (decrease) in net assets from beneficial interest transactions	(203,651,235)	57,152,649	(20,228,538)	128,007,172
Net increase (decrease) in net assets during the period	(400,207,507)	160,421,565	(208,978,257)	144,923,010
Net assets at beginning of period	852,505,707	692,084,142	402,923,057	258,000,047
NET ASSETS AT END OF PERIOD	$ 452,298,200	$ 852,505,707	$ 193,944,800	$ 402,923,057
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,750,000	85,600,000	11,350,000	19,450,000
Shares redeemed	(29,500,000)	(84,700,000)	(13,550,000)	(12,350,000)
Net increase (decrease) from share transactions	(6,750,000)	900,000	(2,200,000)	7,100,000
See accompanying notes to financial statements.
100

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 887,635	$ 2,348,139	$ 4,283,430	$ 7,051,882	$ 1,567,860	$ 2,624,462
6,535,660	(13,939,002)	(38,340,022)	25,339,391	12,898,270	64,254,882
(53,151,604)	9,451,845	(85,226,822)	49,189,078	(44,911,264)	(15,944,648)
(45,728,309)	(2,139,018)	(119,283,414)	81,580,351	(30,445,134)	50,934,696
(5,086)	(18,473)	146,501	(532,503)	(38,000)	(38,654)
(1,175,760)	(2,377,334)	(4,573,823)	(6,633,201)	(1,810,496)	(2,408,776)

150,659,779	125,616,710	4,870,274,978	8,441,075,726	193,073,285	335,119,927
(186,056,370)	(239,900,577)	(4,619,362,510)	(8,590,702,255)	(242,678,208)	(377,077,133)
5,086	18,473	(146,501)	532,503	38,000	38,654
—	—	—	—	—	—
(35,391,505)	(114,265,394)	250,765,967	(149,094,026)	(49,566,923)	(41,918,552)
(82,300,660)	(118,800,219)	127,055,231	(74,679,379)	(81,860,553)	6,568,714
335,309,964	454,110,183	369,127,900	443,807,279	318,166,448	311,597,734
$ 253,009,304	$ 335,309,964	$ 496,183,131	$ 369,127,900	$ 236,305,895	$ 318,166,448

3,450,000	2,950,000	100,500,000	192,200,000	2,700,000	4,700,000
(4,350,000)	(5,700,000)	(96,000,000)	(195,500,000)	(3,450,000)	(5,350,000)
(900,000)	(2,750,000)	4,500,000	(3,300,000)	(750,000)	(650,000)
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 190,502	$ 120,032	$ 18,626	$ 28,555
Net realized gain (loss)	15,357,553	10,848,957	(306,386)	1,417,570
Net change in unrealized appreciation/depreciation	(28,171,056)	4,085,117	(489,671)	(1,023,774)
Net increase (decrease) in net assets resulting from operations	(12,623,001)	15,054,106	(777,431)	422,351
Net equalization credits and charges	3,059	1,027	3,930	(339)
Distributions to shareholders (Note 10)	(265,916)	(259,485)	(79,983)	(309,664)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	86,439,801	35,678,970	3,315,410	3,911,608
Cost of shares redeemed	(42,317,336)	(20,943,964)	—	(3,904,074)
Net income equalization	(3,059)	(1,027)	(3,930)	339
Net increase (decrease) in net assets from beneficial interest transactions	44,119,406	14,733,979	3,311,480	7,873
Net increase (decrease) in net assets during the period	31,233,548	29,529,627	2,457,996	120,221
Net assets at beginning of period	88,979,357	59,449,730	3,721,498	3,601,277
NET ASSETS AT END OF PERIOD	$120,212,905	$ 88,979,357	$6,179,494	$ 3,721,498
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	450,000	50,000	50,000
Shares redeemed	(500,000)	(300,000)	—	(50,000)
Net increase (decrease) from share transactions	500,000	150,000	50,000	—
See accompanying notes to financial statements.
102

SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 858,868	$ 1,982,823	$ 845,472	$ 1,661,688	$ 4,721,000	$ 6,522,890
9,010,407	8,106,012	12,065,420	8,893,946	20,514,239	24,345,261
(21,429,029)	(4,611,541)	(40,804,717)	14,440,109	(49,309,920)	15,997,296
(11,559,754)	5,477,294	(27,893,825)	24,995,743	(24,074,681)	46,865,447
(34,281)	152,801	(16,580)	(4,479)	151,105	58,486
(846,573)	(2,184,165)	(849,697)	(1,646,594)	(20,812,529)	(19,274,905)

75,839,170	162,086,695	45,715,143	112,406,042	53,458,913	42,460,143
(128,124,150)	(80,436,433)	(102,912,668)	(85,144,123)	(22,259,910)	(59,390,659)
34,281	(152,801)	16,580	4,479	(151,105)	(58,486)
(52,250,699)	81,497,461	(57,180,945)	27,266,398	31,047,898	(16,989,002)
(64,691,307)	84,943,391	(85,941,047)	50,611,068	(13,688,207)	10,660,026
162,460,405	77,517,014	233,429,130	182,818,062	332,138,012	321,477,986
$ 97,769,098	$162,460,405	$ 147,488,083	$233,429,130	$318,449,805	$332,138,012

1,050,000	2,300,000	700,000	1,750,000	750,000	600,000
(1,750,000)	(1,150,000)	(1,650,000)	(1,350,000)	(350,000)	(800,000)
(700,000)	1,150,000	(950,000)	400,000	400,000	(200,000)
103

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Wells Fargo® Preferred Stock ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,309,644	$ 30,694,451
Net realized gain (loss)	(4,930,490)	(7,626,541)
Net change in unrealized appreciation/depreciation	(48,350,334)	(17,128,609)
Net increase (decrease) in net assets resulting from operations	(34,971,180)	5,939,301
Net equalization credits and charges	111,041	513,792
Distributions to shareholders (Note 10)	(23,588,624)	(28,683,066)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	134,325,085	164,663,887
Cost of shares redeemed	(75,230,704)	(90,832,502)
Net income equalization	(111,041)	(513,792)
Net increase (decrease) in net assets from beneficial interest transactions	58,983,340	73,317,593
Net increase (decrease) in net assets during the period	534,577	51,087,620
Net assets at beginning of period	588,791,254	537,703,634
NET ASSETS AT END OF PERIOD	$589,325,831	$588,791,254
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,150,000	3,750,000
Shares redeemed	(1,850,000)	(2,100,000)
Net increase (decrease) from share transactions	1,300,000	1,650,000
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 1/14/16* - 6/30/16
Net asset value, beginning of period	$ 95.29	$ 69.83	$54.83	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.20	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	(11.12)	27.36	15.99	4.86
Total from investment operations	(11.00)	27.56	15.95	4.83
Net equalization credits and charges (a)	(0.10)	(0.74)	0.15	—
Distributions to shareholders from:
Net investment income	(0.10)	(0.26)	(0.29)	—
Net realized gains	(1.14)	(1.10)	(0.81)	—
Total distributions	(1.24)	(1.36)	(1.10)	—
Net asset value, end of period	$ 82.95	$ 95.29	$69.83	$54.83
Total return (c)	(11.63)%	38.83%	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,919	$38,114	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.46%(d)
Net investment income (loss)	0.24%(d)	0.24%	(0.06)%	(0.12)%(d)
Portfolio turnover rate (e)	42%(f)	34%	78%	11%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 82.43	$ 76.65	$ 64.07	$ 69.67	$ 72.15	$ 58.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	1.75	1.54	1.55	1.65	1.77
Net realized and unrealized gain (loss) (b)	(6.74)	5.81	12.69	(5.53)	(2.55)	13.34
Total from investment operations	(5.94)	7.56	14.23	(3.98)	(0.90)	15.11
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.03)	(0.03)	(0.01)	0.02
Contribution from Affiliate	0.02	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.83)	(1.78)	(1.62)	(1.59)	(1.57)	(1.77)
Net asset value, end of period	$ 75.68	$ 82.43	$ 76.65	$ 64.07	$ 69.67	$ 72.15
Total return (d)	(7.24)%	9.86%	22.34%	(5.68)%	(1.25)%	25.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$83,283	$90,710	$88,185	$86,521	$108,027	$115,474
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	1.92%(e)	2.11%	2.18%	2.39%	2.33%	2.63%
Portfolio turnover rate (f)	8%(g)	10%	10%	15%	13%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactors ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 4/15/15* - 6/30/15
Net asset value, beginning of period	$ 77.65	$ 69.73	$ 61.57	$58.58	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.83	1.44	1.38	1.27	0.26
Net realized and unrealized gain (loss) (b)	(4.88)	7.82	7.93	3.00	(1.44)
Total from investment operations	(4.05)	9.26	9.31	4.27	(1.18)
Net equalization credits and charges (a)	0.25	0.06	0.22	0.01	—
Distributions to shareholders from:
Net investment income	(0.92)	(1.36)	(1.37)	(1.28)	(0.24)
Net realized gains	—	(0.04)	—	(0.01)	—
Total distributions	(0.92)	(1.40)	(1.37)	(1.29)	(0.24)
Net asset value, end of period	$ 72.93	$ 77.65	$ 69.73	$61.57	$58.58
Total return (c)	(4.89)%	13.41%	15.61%	7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$131,274	$93,180	$41,839	$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15%(d)	0.15%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	2.06%(d)	1.90%	2.06%	2.16%	2.11%(d)
Portfolio turnover rate (e)	9%(f)	18%	23%	17%	10%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 93.29	$ 72.80	$ 52.63	$ 50.26	$ 47.72	$ 37.09
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.55	0.54	0.49	0.48	0.48
Net realized and unrealized gain (loss) (c)	(16.55)	20.98	20.17	2.31	2.48	10.64
Total from investment operations	(16.26)	21.53	20.71	2.80	2.96	11.12
Net equalization credits and charges (b)	(0.06)	0.00(d)	0.00(d)	0.00(d)	0.03	(0.01)
Contribution from Affiliate	—	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(0.35)	(0.48)	(0.54)	(0.49)	(0.45)	(0.48)
Net realized gains	(17.06)	(0.56)	—	—	—	—
Total distributions	(17.41)	(1.04)	(0.54)	(0.49)	(0.45)	(0.48)
Net asset value, end of period	$ 59.56	$ 93.29	$ 72.80	$ 52.63	$ 50.26	$ 47.72
Total return (e)	(17.44)%	29.71%	39.46%	5.73%(f)	6.27%	30.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$335,014	$974,885	$711,637	$489,477	$412,108	$224,296
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%	0.42%	0.50%
Net investment income (loss)	0.64%(g)	0.64%	0.85%	0.94%	0.94%	1.09%
Portfolio turnover rate (h)	7%(i)	36%	14%	32%	9%	24%
(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have remained 5.62%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/1/15* - 6/30/16
Net asset value, beginning of period	$ 65.55	$ 58.69	$ 50.16	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	1.10	1.02	0.58
Net realized and unrealized gain (loss) (b)	(4.80)	6.84	8.52	0.11
Total from investment operations	(4.18)	7.94	9.54	0.69
Net equalization credits and charges (a)	0.02	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(0.65)	(1.10)	(1.04)	(0.56)
Net realized gains	—	(0.02)	0.00(c)	—
Total distributions	(0.65)	(1.12)	(1.04)	(0.56)
Net asset value, end of period	$ 60.74	$ 65.55	$ 58.69	$ 50.16
Total return (d)	(6.42)%	13.67%	19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$279,417	$281,885	$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25%(e)	0.25%	0.25%	0.25%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.84%(e)	1.72%	1.86%	2.05%(e)
Portfolio turnover rate (f)	2%(g)	5%	4%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 57.92	$ 49.10	$ 36.17	$ 50.69	$ 49.21	$ 39.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	1.21	1.08	0.94	0.94	0.95
Net realized and unrealized gain (loss) (b)	(9.90)	8.83	12.90(c)	(14.51)	1.48	9.13
Total from investment operations	(9.29)	10.04	13.98	(13.57)	2.42	10.08
Net equalization credits and charges (a)	(0.15)	(0.02)	0.03	0.09	(0.01)	0.02
Distributions to shareholders from:
Net investment income	(0.64)	(1.20)	(1.08)	(1.04)	(0.93)	(0.84)
Net asset value, end of period	$ 47.84	$ 57.92	$ 49.10	$ 36.17	$ 50.69	$ 49.21
Total return (d)	(16.37)%	20.43%	39.07%(c)	(26.75)%	4.92%	25.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,665	$136,109	$103,116	$84,998	$177,409	$199,312
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.18%(e)	2.14%	2.45%	2.17%	1.92%	2.03%
Portfolio turnover rate (f)	12%(g)	24%	43%	29%	28%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 78.23	$ 61.27	$ 47.36	$ 47.03	$ 39.40	$ 31.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.05	0.02	0.05	0.13	0.14	0.15
Net realized and unrealized gain (loss) (c)	(8.09)	17.45	13.91	3.41	8.27	7.68
Total from investment operations	(8.04)	17.47	13.96	3.54	8.41	7.83
Net equalization credits and charges (b)	0.00(d)	(0.02)	(0.00)(d)	(0.00)(d)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.07)	(0.01)	(0.05)	(0.13)	(0.14)	(0.11)
Net realized gains	—	(0.48)	—	(3.08)	(0.65)	—
Total distributions	(0.07)	(0.49)	(0.05)	(3.21)	(0.79)	(0.11)
Net asset value, end of period	$ 70.12	$ 78.23	$ 61.27	$ 47.36	$ 47.03	$ 39.40
Total return (e)	(10.29)%	28.66%	29.49%	7.91%	21.52%	24.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$494,343	$465,494	$140,927	$47,364	$47,027	$31,522
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.13%(f)	0.03%	0.09%	0.28%	0.31%	0.39%
Portfolio turnover rate (g)	19%(h)	41%	40%	39%	40%	46%
(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 69.29	$ 64.40	$ 57.28	$ 65.55	$ 50.01	$ 40.48
Income (loss) from investment operations:
Net investment income (loss) (b)	0.13	0.16	0.13	0.13	0.12	0.14
Net realized and unrealized gain (loss) (c)	(6.53)	4.89	7.15	(7.83)	16.07	9.63
Total from investment operations	(6.40)	5.05	7.28	(7.70)	16.19	9.77
Net equalization credits and charges (b)	0.01	(0.00)(d)	(0.03)	(0.00)(d)	(0.02)	(0.01)
Distributions to shareholders from:
Net investment income	(0.15)	(0.16)	(0.13)	(0.11)	(0.10)	(0.11)
Net realized gains	—	—	—	(0.46)	(0.53)	(0.12)
Total distributions	(0.15)	(0.16)	(0.13)	(0.57)	(0.63)	(0.23)
Net asset value, end of period	$ 62.75	$ 69.29	$ 64.40	$ 57.28	$ 65.55	$ 50.01
Total return (e)	(9.25)%	7.87%	12.69%	(11.74)%	32.52%	24.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$122,366	$97,011	$115,913	$283,542	$196,629	$80,011
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.35%(f)	0.25%	0.22%	0.23%	0.21%	0.30%
Portfolio turnover rate (g)	20%(h)	32%	34%	36%	37%	33%
(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 29.81	$ 29.37	$ 23.71	$ 22.70	$ 21.38	$ 18.01
Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.52	0.46	0.43	0.40	0.32
Net realized and unrealized gain (loss) (c)	(1.39)	0.43	5.63	0.99	1.28	3.36
Total from investment operations	(1.14)	0.95	6.09	1.42	1.68	3.68
Net equalization credits and charges (b)	(0.01)	0.02	0.02	0.01	0.03	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.26)	(0.53)	(0.45)	(0.41)	(0.39)	(0.31)
Net asset value, end of period	$ 28.40	$ 29.81	$ 29.37	$ 23.71	$ 22.70	$ 21.38
Total return (e)	(3.91)%	3.28%	25.92%	6.37%	8.05%	20.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$663,120	$708,100	$885,536	$594,003	$377,924	$272,622
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.59%(f)	1.71%	1.68%	1.87%	1.84%	1.62%
Portfolio turnover rate (g)	13%(h)	24%	26%	32%	17%	16%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$ 87.63	$ 67.40	$52.65	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	(0.06)	(0.05)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	(10.01)	27.23	15.85	2.65
Total from investment operations	(9.84)	27.17	15.80	2.65
Net equalization credits and charges (a)	(0.01)	(0.25)	0.02	—
Distributions to shareholders from:
Net investment income	(0.16)	—	—	—
Net realized gains	(1.27)	(6.69)	(1.07)	—
Total distributions	(1.43)	—	—	—
Net asset value, end of period	$ 76.35	$ 87.63	$67.40	$52.65
Total return (d)	(11.23)%	42.73%	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,991	$35,051	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%(e)
Net investment income (loss)	0.39%(e)	(0.07)%	(0.08)%	(0.35)%(e)
Portfolio turnover rate (f)	64%(g)	67%	63%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 35.52	$ 29.96	$ 24.37	$ 24.34	$ 42.26	$ 33.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.73	0.23	0.39	0.50	0.56
Net realized and unrealized gain (loss) (b)	(9.28)	5.51	5.61	(0.04)	(17.82)	9.07
Total from investment operations	(9.13)	6.24	5.84	0.35	(17.32)	9.63
Net equalization credits and charges (a)	(0.01)	0.07	(0.01)	0.09	(0.01)	(0.04)
Distributions to shareholders from:
Net investment income	(0.16)	(0.75)	(0.24)	(0.41)	(0.59)	(0.53)
Net asset value, end of period	$ 26.22	$ 35.52	$ 29.96	$ 24.37	$ 24.34	$ 42.26
Total return (c)	(25.76)%	21.01%	23.93%	2.53%	(41.32)%	28.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$452,298	$852,506	$692,084	$665,428	$266,503	$494,491
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.88%(d)	2.12%	0.77%	2.03%	1.55%	1.41%
Portfolio turnover rate (e)	13%(f)	32%	51%	57%	38%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 16.97	$ 15.50	$ 18.74	$ 26.05	$ 49.28	$ 39.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.26	0.10	0.27	0.51	0.34
Net realized and unrealized gain (loss) (b)	(7.97)	1.49	(3.24)	(7.30)	(23.24)	10.13
Total from investment operations	(7.92)	1.75	(3.14)	(7.03)	(22.73)	10.47
Net equalization credits and charges (a)	(0.00)(c)	0.02	(0.00)(c)	0.01	(0.00)(c)	(0.00)(c)
Contribution from Affiliate	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.05)	(0.30)	(0.10)	(0.29)	(0.50)	(0.34)
Net asset value, end of period	$ 9.00	$ 16.97	$ 15.50	$ 18.74	$ 26.05	$ 49.28
Total return (d)	(46.73)%	11.48%	(16.88)%	(26.87)%	(46.22)%	26.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$193,945	$402,923	$258,000	$238,941	$246,186	$349,887
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.68%(e)	1.62%	0.50%	1.45%	1.56%	0.77%
Portfolio turnover rate (f)	11%(g)	44%	34%	51%	36%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 42.99	$ 43.04	$ 41.84	$ 62.34	$ 51.86	$ 35.20
Income (loss) from investment operations:
Net investment income (loss) (b)	0.12	0.25	0.25	0.26	0.41	0.27
Net realized and unrealized gain (loss) (c)	(6.28)	(0.04)	1.21	(17.20)	13.08	17.28
Total from investment operations	(6.16)	0.21	1.46	(16.94)	13.49	17.55
Net equalization credits and charges (b)	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	0.02
Contribution from Affiliate	—	—	—	—	0.05	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.26)	(0.26)	(0.24)	(0.42)	(0.27)
Net realized gains	—	—	—	(3.32)	(2.64)	(0.64)
Total distributions	(0.16)	(0.26)	(0.26)	(3.56)	(3.06)	(0.91)
Net asset value, end of period	$ 36.67	$ 42.99	$ 43.04	$ 41.84	$ 62.34	$ 51.86
Total return (e)	(14.36)%	0.46%	3.50%	(28.21)%	26.97%(f)	50.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$253,009	$335,310	$454,110	$508,393	$1,134,542	$954,135
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.52%(g)	0.60%	0.58%	0.51%	0.72%	0.60%
Portfolio turnover rate (h)	19%(i)	46%	41%	69%	65%	68%
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 48.57	$ 40.72	$ 41.97	$ 49.33	$ 43.38	$ 38.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.33	0.73	0.61	0.53	0.54	0.28
Net realized and unrealized gain (loss) (c)	(7.57)	7.85	(1.17)	(7.36)	5.85	5.12
Total from investment operations	(7.24)	8.58	(0.56)	(6.83)	6.39	5.40
Net equalization credits and charges (b)	0.01	(0.06)	(0.09)	0.01	0.05	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.67)	(0.60)	(0.54)	(0.49)	(0.31)
Net asset value, end of period	$ 41.01	$ 48.57	$ 40.72	$ 41.97	$ 49.33	$ 43.38
Total return (d)	(14.96)%	21.07%	(1.59)%	(13.84)%	14.87%	14.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$496,183	$369,128	$443,807	$491,027	$1,173,933	$628,931
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.36%(e)	1.66%	1.40%	1.16%	1.15%	0.67%
Portfolio turnover rate (f)	24%(g)	43%	33%	41%	45%	40%
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 72.31	$ 61.70	$ 44.48	$ 43.06	$ 37.58	$ 26.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.55	0.41	0.30	0.21	0.18
Net realized and unrealized gain (loss) (c)	(7.49)	10.59	17.21	1.41	5.47	10.87
Total from investment operations	(7.10)	11.14	17.62	1.71	5.68	11.05
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.01)	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.46)	(0.52)	(0.39)	(0.30)	(0.21)	(0.17)
Net asset value, end of period	$ 64.74	$ 72.31	$ 61.70	$ 44.48	$ 43.06	$ 37.58
Total return (d)	(9.88)%	18.04%	39.67%	4.03%	15.18%	41.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$236,306	$318,166	$311,598	$195,692	$219,604	$165,348
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.06%(e)	0.79%	0.72%	0.72%	0.53%	0.55%
Portfolio turnover rate (f)	15%(g)	29%	37%	50%	42%	30%
(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 80.89	$ 62.58	$ 50.60	$ 51.17	$ 44.33	$ 36.45
Income (loss) from investment operations:
Net investment income (loss) (b)	0.13	0.14	0.42	0.24	0.18	0.20
Net realized and unrealized gain (loss) (c)	(5.72)	18.48	11.98	(0.49)	6.90	8.65
Total from investment operations	(5.59)	18.62	12.40	(0.25)	7.08	8.85
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.01	(0.00)(d)	(0.01)	0.02
Distributions to shareholders from:
Net investment income	(0.17)	(0.13)	(0.43)	(0.23)	(0.17)	(0.17)
Net realized gains	—	(0.18)	—	(0.09)	(0.06)	(0.82)
Total distributions	(0.17)	(0.31)	(0.43)	(0.32)	(0.23)	(0.99)
Net asset value, end of period	$ 75.13	$ 80.89	$ 62.58	$ 50.60	$ 51.17	$ 44.33
Total return (e)	(6.92)%	29.83%	24.62%	(0.46)%	16.00%	24.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$120,213	$88,979	$59,450	$45,542	$51,168	$31,030
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.31%(f)	0.19%	0.74%	0.49%	0.37%	0.46%
Portfolio turnover rate (g)	31%(h)	29%	29%	62%	36%	41%
(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$ 74.43	$72.03	$53.23	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.56	0.44	0.02
Net realized and unrealized gain (loss) (b)	(12.17)	8.04	19.76	3.21
Total from investment operations	(11.84)	8.60	20.20	3.23
Net equalization credits and charges (a)	0.07	(0.01)	0.01	—
Distributions to shareholders from:
Net investment income	(0.32)	(0.57)	(0.43)	—
Net realized gains	(0.55)	(5.62)	(0.98)	—
Total distributions	(0.87)	(6.19)	(1.41)	—
Net asset value, end of period	$ 61.79	$74.43	$72.03	$53.23
Total return (c)	(15.83)%	12.14%	38.27%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,179	$3,721	$3,601	$5,323
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%(d)
Net investment income (loss)	0.91%(d)	0.75%	0.71%	5.13%(d)
Portfolio turnover rate (e)	28%(f)	29%	45%	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 72.20	$ 70.47	$ 58.39	$ 57.47	$ 56.90	$ 48.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	1.56	1.02	0.76	0.79	0.56
Net realized and unrealized gain (loss) (b)	(9.09)	1.75	11.92	1.05	0.43	8.01
Total from investment operations	(8.68)	3.31	12.94	1.81	1.22	8.57
Net equalization credits and charges (a)	(0.02)	0.12	0.04	(0.10)	0.03	0.15
Distributions to shareholders from:
Net investment income	(0.42)	(1.70)	(0.90)	(0.79)	(0.68)	(0.52)
Net asset value, end of period	$ 63.08	$ 72.20	$ 70.47	$ 58.39	$ 57.47	$ 56.90
Total return (c)	(12.11)%	4.97%	22.25%	3.04%	2.21%	17.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$97,769	$162,460	$77,517	$23,355	$71,843	$25,604
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.13%(d)	2.21%	1.47%	1.37%	1.34%	1.03%
Portfolio turnover rate (e)	14%(f)	33%	46%	33%	47%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 63.09	$ 55.40	$ 43.63	$ 48.48	$ 46.85	$ 33.15
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.49	0.37	0.30	0.23	0.20
Net realized and unrealized gain (loss) (c)	(9.44)	7.68	11.76	(4.63)	1.64	13.67
Total from investment operations	(9.18)	8.17	12.13	(4.33)	1.87	13.87
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	0.01	(0.01)	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(0.27)	(0.48)	(0.37)	(0.31)	(0.22)	(0.19)
Net realized gains	—	—	—	(0.20)	(0.02)	—
Total distributions	(0.27)	(0.48)	(0.37)	(0.51)	(0.24)	(0.19)
Net asset value, end of period	$ 53.63	$ 63.09	$ 55.40	$ 43.63	$ 48.48	$ 46.85
Total return (e)	(14.60)%	14.74%	27.87%	(8.92)%	3.94%	41.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$147,488	$233,429	$182,818	$170,163	$368,395	$224,865
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.80%(f)	0.79%	0.71%	0.66%	0.45%	0.49%
Portfolio turnover rate (g)	7%(h)	27%	29%	32%	26%	33%
(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 3/8/16* - 6/30/16
Net asset value, beginning of period	$ 72.20	$ 66.97	$ 62.82	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	1.38	1.25	0.35
Net realized and unrealized gain (loss) (b)	(5.50)	7.73	7.12	2.78
Total from investment operations	(4.51)	9.11	8.37	3.13
Net equalization credits and charges (a)	0.03	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.02)	(1.38)	(1.26)	(0.35)
Net realized gains	(3.01)	(2.51)	(2.97)	—
Total distributions	(4.03)	(3.89)	(4.23)	(0.35)
Net asset value, end of period	$ 63.69	$ 72.20	$ 66.97	$ 62.82
Total return (c)	(6.27)%	13.80%	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$318,450	$332,138	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.67%(d)	1.95%	1.93%	1.79%(d)
Portfolio turnover rate (e)	58%(f)	46%	49%	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo® Preferred Stock ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 43.29	$ 45.00	$ 45.98	$ 43.32	$ 43.57	$ 43.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	2.46	2.41	2.51	2.42	2.55
Net realized and unrealized gain (loss) (b)	(3.38)	(1.93)	(0.93)	2.48	(0.23)	0.39
Total from investment operations	(2.19)	0.53	1.48	4.99	2.19	2.94
Net equalization credits and charges (a)	0.01	0.04	(0.01)	0.12	0.01	(0.10)
Distributions to shareholders from:
Net investment income	(1.56)	(2.28)	(2.45)	(2.45)	(2.45)	(2.84)
Net asset value, end of period	$ 39.55	$ 43.29	$ 45.00	$ 45.98	$ 43.32	$ 43.57
Total return (c)	(5.12)%	1.34%	3.45%	12.11%	5.11%	7.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$589,326	$588,791	$537,704	$565,508	$292,431	$259,219
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.65%(d)	5.60%	5.41%	5.61%	5.48%	6.08%
Portfolio turnover rate (e)	13%(f)	52%	31%	31%	48%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactors ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
127

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactors ETF which declares and pays semi-annually and SPDR Wells Fargo® Preferred Stock ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactors ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
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December 31, 2018 (Unaudited)

Annual Rate
SPDR S&P Health Care Services ETF	0.35%
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo® Preferred Stock ETF	0.45
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2019, so that the net annual fund operating expenses before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, is limited to 0.20% of the Fund's average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2019. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with the approval of the Fund’s Board of Trustees.
On September 25, 2018, State Street agreed to make a contribution of $21,290 to the SPDR Global Dow ETF in connection with a portfolio accounting matter.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
129

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund,, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 25,470,050	$ 25,898,966
SPDR Global Dow ETF	7,643,260	7,724,086
SPDR MSCI USA StrategicFactors ETF	10,625,352	11,005,151
SPDR NYSE Technology ETF	59,971,319	156,774,672
SPDR S&P 500 Fossil Fuel Reserves Free ETF	6,404,238	5,890,198
SPDR S&P Capital Markets ETF	12,567,639	11,740,913
SPDR S&P Health Care Equipment ETF	120,731,907	117,502,268
SPDR S&P Health Care Services ETF	24,329,143	21,600,547
SPDR S&P Insurance ETF	95,015,495	95,391,137
SPDR S&P Internet ETF	31,717,918	32,803,871
SPDR S&P Metals & Mining ETF	89,997,314	89,603,350
SPDR S&P Oil & Gas Equipment & Services ETF	38,540,706	38,189,975
SPDR S&P Pharmaceuticals ETF	64,675,671	63,828,823
SPDR S&P Retail ETF	142,951,394	143,743,166
SPDR S&P Semiconductor ETF	48,075,417	43,371,305
SPDR S&P Software & Services ETF	39,210,881	36,618,380
SPDR S&P Technology Hardware ETF	4,403,016	1,150,785
SPDR S&P Telecom ETF	23,000,536	21,001,934
SPDR S&P Transportation ETF	16,800,055	15,340,350
SPDR SSGA Gender Diversity Index ETF	231,378,023	201,974,590
SPDR Wells Fargo® Preferred Stock ETF	78,865,469	80,685,341
130

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 57,763,447	$ 28,731,325	$ 3,713,697
SPDR Global Dow ETF	8,494,243	8,208,759	4,351,271
SPDR MSCI USA StrategicFactors ETF	67,729,621	19,553,337	3,813,495
SPDR NYSE Technology ETF	159,652,581	543,278,515	187,106,386
SPDR S&P 500 Fossil Fuel Reserves Free ETF	43,103,852	22,677,117	7,943,652
SPDR S&P Capital Markets ETF	5,833,918	86,915,709	11,464,284
SPDR S&P Health Care Equipment ETF	437,405,522	322,229,236	72,242,076
SPDR S&P Health Care Services ETF	73,830,882	34,170,849	11,633,749
SPDR S&P Insurance ETF	186,653,701	194,667,816	18,986,234
SPDR S&P Internet ETF	36,970,924	20,801,861	1,597,761
SPDR S&P Metals & Mining ETF	638,419,562	842,164,339	(33,274,778)
SPDR S&P Oil & Gas Equipment & Services ETF	150,153,840	170,649,730	(8,299,201)
SPDR S&P Pharmaceuticals ETF	140,266,471	176,496,996	29,339,199
SPDR S&P Retail ETF	3,206,033,369	2,955,241,482	(6,396,990)
SPDR S&P Semiconductor ETF	167,837,939	217,400,495	23,819,732
SPDR S&P Software & Services ETF	86,440,877	44,041,530	17,862,548
SPDR S&P Technology Hardware ETF	3,315,242	—	—
SPDR S&P Telecom ETF	75,834,237	128,010,717	15,189,461
SPDR S&P Transportation ETF	45,712,278	104,231,910	16,739,639
SPDR SSGA Gender Diversity Index ETF	36,964,810	22,302,338	6,012,068
SPDR Wells Fargo® Preferred Stock ETF	122,329,286	63,232,136	(1,286,183)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
131

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 60,981,287	$ 1,662,582	$ 7,126,792	$ (5,464,210)
SPDR Global Dow ETF	80,523,564	17,052,666	13,701,083	3,351,583
SPDR MSCI USA StrategicFactors ETF	139,367,031	3,055,336	11,135,179	(8,079,843)
SPDR NYSE Technology ETF	335,273,885	25,588,627	25,891,349	(302,722)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	270,660,502	27,806,996	18,814,572	8,992,424
SPDR S&P Capital Markets ETF	50,658,286	1,143,531	11,173,350	(10,029,819)
SPDR S&P Health Care Equipment ETF	585,032,459	5,548,195	84,873,821	(79,325,626)
SPDR S&P Health Care Services ETF	138,861,881	4,614,376	21,152,794	(16,538,418)
SPDR S&P Insurance ETF	736,581,633	9,830,160	83,847,827	(74,017,667)
SPDR S&P Internet ETF	56,321,526	695,399	10,691,835	(9,996,436)
SPDR S&P Metals & Mining ETF	712,372,086	—	250,069,797	(250,069,797)
SPDR S&P Oil & Gas Equipment & Services ETF	377,449,443	108,445	170,095,614	(169,987,169)
SPDR S&P Pharmaceuticals ETF	353,662,230	8,474,416	99,246,534	(90,772,118)
SPDR S&P Retail ETF	661,204,264	1,615,392	144,409,323	(142,793,931)
SPDR S&P Semiconductor ETF	292,420,696	1,767,548	53,485,070	(51,717,522)
SPDR S&P Software & Services ETF	132,262,571	2,058,620	14,059,415	(12,000,795)
SPDR S&P Technology Hardware ETF	6,944,225	62,192	836,546	(774,354)
SPDR S&P Telecom ETF	124,480,977	1,715,234	25,921,921	(24,206,687)
SPDR S&P Transportation ETF	181,127,512	1,927,862	35,748,691	(33,820,829)
SPDR SSGA Gender Diversity Index ETF	318,943,431	24,862,286	25,508,919	(646,633)
SPDR Wells Fargo® Preferred Stock ETF	670,850,980	54,577	56,619,010	(56,564,433)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned
132

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 7,417,011	$ 1,538,014	$ 5,945,671	$ 7,483,685
SPDR Global Dow ETF	2,340,976	934,960	1,502,117	2,437,077
SPDR MSCI USA StrategicFactors ETF	1,510,106	81,872	1,455,984	1,537,856
SPDR NYSE Technology ETF	8,491,370	—	8,654,006	8,654,006
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,777,788	482	3,827,541	3,828,023
SPDR S&P Capital Markets ETF	2,479,723	—	2,522,223	2,522,223
SPDR S&P Health Care Equipment ETF	43,127,067	11,426,831	32,366,495	43,793,326
SPDR S&P Health Care Services ETF	10,610,595	—	10,993,605	10,993,605
SPDR S&P Internet ETF	10,637,155	4,348,726	6,575,497	10,924,223
SPDR S&P Metals & Mining ETF	87,164,536	10,147,936	81,488,536	91,636,472
SPDR S&P Oil & Gas Equipment & Services ETF	32,056,935	13,696,267	20,355,348	34,051,615
SPDR S&P Pharmaceuticals ETF	47,626,814	9,935,093	38,715,116	48,650,209
SPDR S&P Retail ETF	58,425,754	22,679,121	38,063,966	60,743,087
SPDR S&P Semiconductor ETF	33,562,486	4,487,778	29,455,425	33,943,203
SPDR S&P Software & Services ETF	17,042,498	305,526	17,055,121	17,360,647
SPDR S&P Technology Hardware ETF	373,870	—	374,243	374,243
SPDR S&P Telecom ETF	7,478,083	2,499,942	5,156,087	7,656,029
SPDR S&P Transportation ETF	6,633,263	—	6,930,726	6,930,726
SPDR SSGA Gender Diversity Index ETF	9,294,500	281,438	9,161,068	9,442,506
SPDR Wells Fargo® Preferred Stock ETF	25,116,129	25,600,450	—	25,600,450
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$ 1,538,014	$—	$—	$—	$ 1,538,014	$ 1,538,014
SPDR Global Dow ETF	Common Stocks	934,960	—	—	—	934,960	934,960
SPDR MSCI USA StrategicFactors ETF	Common Stocks	81,872	—	—	—	81,872	81,872
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	482	—	—	—	482	482
SPDR S&P Health Care Equipment ETF	Common Stocks	11,426,831	—	—	—	11,426,831	11,426,831
SPDR S&P Internet ETF	Common Stocks	4,348,726	—	—	—	4,348,726	4,348,726
SPDR S&P Metals & Mining ETF	Common Stocks	10,147,936	—	—	—	10,147,936	10,147,936
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	13,696,267	—	—	—	13,696,267	13,696,267
SPDR S&P Pharmaceuticals ETF	Common Stocks	9,935,093	—	—	—	9,935,093	9,935,093
SPDR S&P Retail ETF	Common Stocks	22,679,121	—	—	—	22,679,121	22,679,121
SPDR S&P Semiconductor ETF	Common Stocks	4,487,778	—	—	—	4,487,778	4,487,778
133

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Software & Services ETF	Common Stocks	$ 305,526	$—	$—	$—	$ 305,526	$ 305,526
SPDR S&P Telecom ETF	Common Stocks	2,499,942	—	—	—	2,499,942	2,499,942
SPDR SSGA Gender Diversity Index ETF	Common Stocks	281,438	—	—	—	281,438	281,438
SPDR Wells Fargo® Preferred Stock ETF	Preferred Stocks	25,600,450	—	—	—	25,600,450	25,600,450
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR FactSet Innovative Technology ETF	$ 25,865	$ 109,809	$ 135,674	$ (16,094)
SPDR Global Dow ETF	1,990,549	—	1,990,549	55,739
SPDR MSCI USA StrategicFactors ETF	1,479,061	33,964	1,513,025	9,278
SPDR NYSE Technology ETF	4,917,356	5,587,887	10,505,243	244,464
SPDR S&P 500 Fossil Fuel Reserves Free ETF	3,908,843	58,091	3,966,934	—
SPDR S&P Capital Markets ETF	2,920,183	—	2,920,183	—
SPDR S&P Health Care Equipment ETF	26,703	1,377,963	1,404,666	1
SPDR S&P Health Care Services ETF	230,566	—	230,566	145,616
SPDR S&P Insurance ETF	15,215,339	—	15,215,339	—
SPDR S&P Internet ETF	—	334,333	334,333	—
134

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR S&P Metals & Mining ETF	$19,832,684	$ —	$19,832,684	$ —
SPDR S&P Oil & Gas Equipment & Services ETF	5,866,802	—	5,866,802	—
SPDR S&P Pharmaceuticals ETF	2,377,334	—	2,377,334	112,012
SPDR S&P Retail ETF	6,633,201	—	6,633,201	1,547,039
SPDR S&P Semiconductor ETF	2,408,776	—	2,408,776	—
SPDR S&P Software & Services ETF	117,800	141,685	259,485	1,559
SPDR S&P Technology Hardware ETF	28,584	281,080	309,664	2,464
SPDR S&P Telecom ETF	2,184,165	—	2,184,165	—
SPDR S&P Transportation ETF	1,646,594	—	1,646,594	—
SPDR SSGA Gender Diversity Index ETF	6,572,019	12,702,886	19,274,905	—
SPDR Wells Fargo® Preferred Stock ETF	28,683,066	—	28,683,066	3,584,745
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
135

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$883.70	$2.14	$1,022.90	$2.29
SPDR Global Dow ETF	0.50%	927.60	2.43	1,022.70	2.55
SPDR MSCI USA StrategicFactors ETF	0.15%	951.10	0.74	1,024.40	0.77
SPDR NYSE Technology ETF	0.35%	825.60	1.61	1,023.40	1.79
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20%	935.80	0.98	1,024.20	1.02
SPDR S&P Capital Markets ETF	0.35%	836.30	1.62	1,023.40	1.79
SPDR S&P Health Care Equipment ETF	0.35%	897.10	1.67	1,023.40	1.79
SPDR S&P Health Care Services ETF	0.35%	907.50	1.68	1,023.40	1.79
SPDR S&P Insurance ETF	0.35%	960.90	1.73	1,023.40	1.79
SPDR S&P Internet ETF	0.35%	887.70	1.67	1,023.40	1.79
SPDR S&P Metals & Mining ETF	0.35%	742.40	1.54	1,023.40	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35%	532.70	1.35	1,023.40	1.79
SPDR S&P Pharmaceuticals ETF	0.35%	856.40	1.64	1,023.40	1.79
SPDR S&P Retail ETF	0.35%	850.40	1.63	1,023.40	1.79
SPDR S&P Semiconductor ETF	0.35%	901.20	1.68	1,023.40	1.79
SPDR S&P Software & Services ETF	0.35%	930.80	1.70	1,023.40	1.79
SPDR S&P Technology Hardware ETF	0.35%	841.70	1.62	1,023.40	1.79
SPDR S&P Telecom ETF	0.35%	878.90	1.66	1,023.40	1.79
SPDR S&P Transportation ETF	0.35%	854.00	1.64	1,023.40	1.79
SPDR SSGA Gender Diversity Index ETF	0.20%	937.30	0.98	1,024.20	1.02
136

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Wells Fargo® Preferred Stock ETF	0.45%	$948.80	$2.21	$1,022.90	$2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
137

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRLEGACYEQSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Teleflex, Inc.	1.6%
Domino's Pizza, Inc.	1.3
IDEX Corp.	1.3
UGI Corp.	1.2
STERIS PLC	1.2
PTC, Inc.	1.2
Zebra Technologies Corp. Class A	1.1
Trimble, Inc.	1.1
MarketAxess Holdings, Inc.	1.0
Lennox International, Inc.	1.0
TOTAL	12.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Information Technology	19.6%
Health Care	15.7
Industrials	14.0
Consumer Discretionary	12.5
Real Estate	10.6
Financials	9.1
Utilities	5.6
Materials	4.6
Energy	3.0
Communication Services	3.0
Consumer Staples	2.1
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Alleghany Corp.	1.3%
Reinsurance Group of America, Inc.	1.2
WR Berkley Corp.	1.0
Steel Dynamics, Inc.	1.0
Ingredion, Inc.	0.9
Kilroy Realty Corp. REIT	0.9
American Financial Group, Inc.	0.9
Arrow Electronics, Inc.	0.8
Old Republic International Corp.	0.8
Jones Lang LaSalle, Inc.	0.8
TOTAL	9.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	24.3%
Industrials	16.8
Consumer Discretionary	10.8
Information Technology	10.7
Materials	8.7
Real Estate	8.7
Utilities	5.7
Energy	4.5
Health Care	3.9
Consumer Staples	3.9
Communication Services	1.9
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
First Financial Bankshares, Inc.	0.6%
Green Dot Corp. Class A	0.6
Spire, Inc.	0.6
Selective Insurance Group, Inc.	0.5
Ingevity Corp.	0.5
Trex Co., Inc.	0.5
Amedisys, Inc.	0.5
Glacier Bancorp, Inc.	0.5
EastGroup Properties, Inc. REIT	0.5
FirstCash, Inc.	0.5
TOTAL	5.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	19.0%
Industrials	18.6
Information Technology	14.4
Consumer Discretionary	13.9
Health Care	11.6
Real Estate	6.6
Materials	4.2
Consumer Staples	3.6
Energy	3.4
Utilities	2.6
Communication Services	2.0
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
First Financial Bankshares, Inc.	1.1%
Green Dot Corp. Class A	1.1
Amedisys, Inc.	1.0
Glacier Bancorp, Inc.	1.0
EastGroup Properties, Inc. REIT	0.9
FirstCash, Inc.	0.9
Merit Medical Systems, Inc.	0.9
Proto Labs, Inc.	0.9
Semtech Corp.	0.9
Community Bank System, Inc.	0.8
TOTAL	9.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Health Care	18.2%
Industrials	17.7
Financials	16.7
Consumer Discretionary	13.6
Information Technology	13.5
Real Estate	7.0
Materials	3.2
Consumer Staples	3.1
Utilities	2.4
Energy	2.3
Communication Services	2.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2018

Description	% of Net Assets
Darling Ingredients, Inc.	1.0%
Columbia Banking System, Inc.	0.8
Finisar Corp.	0.8
Moog, Inc. Class A	0.8
South Jersey Industries, Inc.	0.7
First Financial Bancorp	0.7
SkyWest, Inc.	0.7
Simmons First National Corp. Class A	0.7
ProAssurance Corp.	0.7
HB Fuller Co.	0.7
TOTAL	7.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financials	21.5%
Industrials	19.4
Information Technology	15.3
Consumer Discretionary	14.2
Real Estate	6.2
Materials	5.2
Energy	4.6
Health Care	4.5
Consumer Staples	4.0
Utilities	2.9
Communication Services	1.8
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Curtiss-Wright Corp.	62,839	$ 6,417,119
Esterline Technologies Corp. (a)	22,086	2,682,345
Teledyne Technologies, Inc. (a)	25,352	5,249,638
		14,349,102
AUTO COMPONENTS — 0.5%
Gentex Corp.	274,603	5,549,727
BANKS — 2.8%
BancorpSouth Bank	63,115	1,649,826
Bank of Hawaii Corp.	28,124	1,893,308
Commerce Bancshares, Inc.	91,194	5,140,606
East West Bancorp, Inc.	104,006	4,527,381
FNB Corp.	214,088	2,106,626
Home BancShares, Inc.	102,680	1,677,791
MB Financial, Inc.	62,892	2,492,410
Signature Bank	45,955	4,724,633
Sterling Bancorp	161,023	2,658,490
UMB Financial Corp.	64,395	3,926,163
		30,797,234
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	12,350	2,974,374
BIOTECHNOLOGY — 0.8%
Exelixis, Inc. (a)	218,832	4,304,425
Ligand Pharmaceuticals, Inc. (a) (b)	30,515	4,140,886
		8,445,311
BUILDING PRODUCTS — 1.0%
Lennox International, Inc.	52,366	11,460,823
CAPITAL MARKETS — 3.5%
Eaton Vance Corp.	102,009	3,588,677
Evercore, Inc. Class A	26,103	1,867,931
FactSet Research Systems, Inc.	54,938	10,994,742
Federated Investors, Inc. Class B	65,769	1,746,167
Interactive Brokers Group, Inc. Class A	73,260	4,003,659
MarketAxess Holdings, Inc.	54,294	11,472,865
SEI Investments Co.	103,136	4,764,883
		38,438,924
CHEMICALS — 2.7%
Cabot Corp.	48,201	2,069,751
See accompanying notes to financial statements.
6

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chemours Co.	247,954	$ 6,997,262
NewMarket Corp. (b)	8,420	3,469,798
RPM International, Inc.	191,654	11,265,422
Scotts Miracle-Gro Co. (b)	36,123	2,220,120
Sensient Technologies Corp.	28,492	1,591,278
Valvoline, Inc.	113,355	2,193,419
		29,807,050
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brink's Co.	38,490	2,488,379
Clean Harbors, Inc. (a)	42,409	2,092,884
Healthcare Services Group, Inc. (b)	58,253	2,340,606
MSA Safety, Inc.	50,257	4,737,727
		11,659,596
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	206,708	7,009,468
InterDigital, Inc.	28,650	1,903,220
Lumentum Holdings, Inc. (a) (b)	54,943	2,308,155
Plantronics, Inc.	27,451	908,628
ViaSat, Inc. (a) (b)	40,200	2,369,790
		14,499,261
CONSTRUCTION & ENGINEERING — 0.1%
KBR, Inc.	95,019	1,442,388
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	34,276	2,091,864
CONSUMER FINANCE — 0.5%
SLM Corp. (a)	625,078	5,194,398
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	49,581	4,664,085
Bemis Co., Inc.	64,004	2,937,784
Greif, Inc. Class A	16,785	622,891
		8,224,760
DISTRIBUTORS — 0.8%
Pool Corp.	58,230	8,655,889
DIVERSIFIED CONSUMER SERVICES — 1.6%
Adtalem Global Education, Inc. (a)	84,316	3,989,833
Service Corp. International	261,411	10,524,407
Sotheby's (a) (b)	23,437	931,387
See accompanying notes to financial statements.
7

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Weight Watchers International, Inc. (a)	55,633	$ 2,144,652
		17,590,279
ELECTRIC UTILITIES — 1.2%
Hawaiian Electric Industries, Inc.	76,570	2,803,994
IDACORP, Inc.	41,799	3,889,815
OGE Energy Corp.	160,496	6,289,838
		12,983,647
ELECTRICAL EQUIPMENT — 0.9%
EnerSys	40,545	3,146,698
Hubbell, Inc.	47,860	4,754,412
Regal Beloit Corp.	32,197	2,255,400
		10,156,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Cognex Corp.	121,103	4,683,053
Littelfuse, Inc.	36,465	6,253,018
National Instruments Corp.	163,102	7,401,569
Trimble, Inc. (a)	362,690	11,936,128
Zebra Technologies Corp. Class A (a)	77,695	12,371,375
		42,645,143
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	56,554	1,531,482
Core Laboratories NV	35,574	2,122,345
Ensco PLC Class A	627,142	2,232,625
Transocean, Ltd. (a)	333,939	2,317,537
		8,203,989
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc.	68,614	2,456,381
Live Nation Entertainment, Inc. (a)	199,834	9,841,825
World Wrestling Entertainment, Inc. Class A (b)	62,313	4,656,027
		16,954,233
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.6%
American Campus Communities, Inc. REIT	198,401	8,211,817
Camden Property Trust REIT	78,890	6,946,265
CoreCivic, Inc. REIT	81,771	1,457,977
CoreSite Realty Corp. REIT	31,623	2,758,474
Cousins Properties, Inc. REIT	295,560	2,334,924
CyrusOne, Inc. REIT	153,051	8,093,337
Douglas Emmett, Inc. REIT	120,491	4,112,358
EPR Properties REIT	70,377	4,506,239
See accompanying notes to financial statements.
8

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	117,849	$ 3,401,122
GEO Group, Inc. REIT	73,422	1,446,413
Healthcare Realty Trust, Inc. REIT	106,009	3,014,896
Highwoods Properties, Inc. REIT	71,858	2,780,186
JBG SMITH Properties REIT	109,349	3,806,439
Lamar Advertising Co. Class A REIT	72,076	4,986,218
Liberty Property Trust REIT	116,622	4,884,129
Life Storage, Inc. REIT	67,578	6,284,078
Mack-Cali Realty Corp. REIT	84,226	1,649,987
Medical Properties Trust, Inc. REIT	527,639	8,484,435
National Retail Properties, Inc. REIT	229,816	11,148,374
Omega Healthcare Investors, Inc. REIT	289,933	10,191,145
Pebblebrook Hotel Trust REIT	86,347	2,444,484
Rayonier, Inc. REIT	109,607	3,035,018
Tanger Factory Outlet Centers, Inc. REIT (b)	60,351	1,220,297
Taubman Centers, Inc. REIT	51,677	2,350,787
Uniti Group, Inc. REIT (a) (b)	256,830	3,998,843
Urban Edge Properties REIT	82,027	1,363,289
Weingarten Realty Investors REIT	101,068	2,507,497
		117,419,028
FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	134,354	2,481,519
Lancaster Colony Corp.	28,005	4,952,964
Post Holdings, Inc. (a)	96,530	8,603,719
Tootsie Roll Industries, Inc. (b)	26,583	887,872
		16,926,074
GAS UTILITIES — 2.9%
Atmos Energy Corp.	99,637	9,238,342
National Fuel Gas Co.	123,388	6,314,998
ONE Gas, Inc.	39,213	3,121,355
UGI Corp.	250,852	13,382,954
		32,057,649
HEALTH CARE EQUIPMENT & SUPPLIES — 8.7%
Avanos Medical, Inc. (a)	68,022	3,046,705
Cantel Medical Corp.	24,458	1,820,898
Globus Medical, Inc. Class A (a)	109,063	4,720,247
Haemonetics Corp. (a)	74,824	7,486,141
Hill-Rom Holdings, Inc.	97,296	8,615,561
ICU Medical, Inc. (a)	23,801	5,465,424
Inogen, Inc. (a)	14,219	1,765,573
See accompanying notes to financial statements.
9

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	101,463	$ 4,575,981
LivaNova PLC (a)	70,603	6,458,057
Masimo Corp. (a)	70,638	7,584,402
NuVasive, Inc. (a)	73,763	3,655,694
STERIS PLC	121,976	13,033,136
Teleflex, Inc.	66,336	17,146,529
West Pharmaceutical Services, Inc.	107,025	10,491,661
		95,866,009
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Chemed Corp.	22,982	6,510,341
Encompass Health Corp.	143,178	8,834,083
HealthEquity, Inc. (a)	77,849	4,643,693
Molina Healthcare, Inc. (a)	90,130	10,474,908
Tenet Healthcare Corp. (a)	53,422	915,653
		31,378,678
HEALTH CARE TECHNOLOGY — 0.3%
Medidata Solutions, Inc. (a)	52,640	3,548,989
HOTELS, RESTAURANTS & LEISURE — 5.5%
Brinker International, Inc. (b)	55,366	2,434,997
Cheesecake Factory, Inc. (b)	29,943	1,302,820
Churchill Downs, Inc.	17,183	4,191,621
Cracker Barrel Old Country Store, Inc. (b)	18,933	3,026,629
Domino's Pizza, Inc.	60,021	14,884,608
Dunkin' Brands Group, Inc.	69,873	4,480,257
Eldorado Resorts, Inc. (a) (b)	93,275	3,377,488
International Speedway Corp. Class A	16,885	740,576
Jack in the Box, Inc.	23,314	1,809,866
Papa John's International, Inc. (b)	16,363	651,411
Penn National Gaming, Inc. (a)	90,000	1,694,700
Scientific Games Corp. Class A (a) (b)	78,906	1,410,839
Six Flags Entertainment Corp. (b)	48,433	2,694,328
Texas Roadhouse, Inc.	62,107	3,707,788
Wendy's Co.	268,426	4,190,130
Wyndham Destinations, Inc.	90,938	3,259,218
Wyndham Hotels & Resorts, Inc.	142,323	6,457,194
		60,314,470
HOUSEHOLD DURABLES — 1.3%
Helen of Troy, Ltd. (a)	37,923	4,974,739
NVR, Inc. (a)	2,930	7,140,381
Tempur Sealy International, Inc. (a) (b)	36,799	1,523,478
See accompanying notes to financial statements.
10

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Tupperware Brands Corp.	23,733	$ 749,251
		14,387,849
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	44,714	2,018,837
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	54,692	5,497,640
INSURANCE — 2.1%
Brown & Brown, Inc.	339,033	9,343,749
Genworth Financial, Inc. Class A (a)	323,337	1,506,750
Hanover Insurance Group, Inc.	25,523	2,980,321
Kemper Corp.	37,507	2,489,715
Mercury General Corp.	17,867	923,903
Primerica, Inc.	61,617	6,020,597
		23,265,035
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a)	44,385	954,277
Yelp, Inc. (a) (b)	109,635	3,836,129
		4,790,406
IT SERVICES — 3.8%
CoreLogic, Inc. (a)	115,545	3,861,514
Leidos Holdings, Inc.	216,270	11,401,754
LiveRamp Holdings, Inc. (a) (b)	97,574	3,769,284
MAXIMUS, Inc.	91,984	5,987,239
Sabre Corp.	398,075	8,614,343
WEX, Inc. (a)	62,390	8,738,343
		42,372,477
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Bio-Rad Laboratories, Inc. Class A (a)	29,159	6,771,303
Bio-Techne Corp.	54,696	7,915,605
Charles River Laboratories International, Inc. (a)	38,642	4,373,502
PRA Health Sciences, Inc. (a)	84,706	7,789,564
Syneos Health, Inc. (a)	50,646	1,992,920
		28,842,894
MACHINERY — 5.5%
Crane Co.	42,781	3,087,933
Donaldson Co., Inc.	120,929	5,247,109
Graco, Inc.	140,932	5,898,004
IDEX Corp.	110,703	13,977,361
ITT, Inc.	127,075	6,133,910
See accompanying notes to financial statements.
11

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kennametal, Inc.	117,846	$ 3,921,915
Lincoln Electric Holdings, Inc.	49,058	3,868,223
Nordson Corp.	32,265	3,850,828
Toro Co.	92,075	5,145,151
Wabtec Corp. (b)	56,761	3,987,460
Woodward, Inc.	79,790	5,927,599
		61,045,493
MARINE — 0.2%
Kirby Corp. (a)	34,753	2,340,962
MEDIA — 1.1%
AMC Networks, Inc. Class A (a) (b)	31,696	1,739,477
Cable One, Inc.	4,416	3,621,562
John Wiley & Sons, Inc. Class A	41,555	1,951,838
New York Times Co. Class A (b)	202,529	4,514,371
		11,827,248
METALS & MINING — 0.8%
Allegheny Technologies, Inc. (a) (b)	180,317	3,925,501
Royal Gold, Inc.	60,189	5,155,188
		9,080,689
MULTI-UTILITIES — 1.1%
Black Hills Corp.	77,452	4,862,436
NorthWestern Corp.	41,918	2,491,606
Vectren Corp.	69,161	4,978,209
		12,332,251
MULTILINE RETAIL — 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	73,938	4,917,616
OIL, GAS & CONSUMABLE FUELS — 2.3%
Callon Petroleum Co. (a) (b)	326,583	2,119,524
Chesapeake Energy Corp. (a) (b)	642,464	1,349,174
CNX Resources Corp. (a)	292,121	3,336,022
Equitrans Midstream Corp. (a)	291,831	5,842,457
Matador Resources Co. (a) (b)	95,093	1,476,794
Murphy Oil Corp.	233,428	5,459,881
PBF Energy, Inc. Class A	79,116	2,584,720
QEP Resources, Inc. (a)	339,731	1,912,685
Southwestern Energy Co. (a) (b)	383,713	1,308,461
		25,389,718
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	87,146	1,936,384
See accompanying notes to financial statements.
12

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.1%
Edgewell Personal Care Co. (a)	37,990	$ 1,418,927
PHARMACEUTICALS — 0.5%
Catalent, Inc. (a)	118,883	3,706,772
Mallinckrodt PLC (a)	119,560	1,889,048
		5,595,820
PROFESSIONAL SERVICES — 1.5%
ASGN, Inc. (a)	75,308	4,104,286
Dun & Bradstreet Corp.	53,716	7,667,422
Insperity, Inc.	54,567	5,094,375
		16,866,083
ROAD & RAIL — 1.3%
Genesee & Wyoming, Inc. Class A (a)	41,918	3,102,770
Landstar System, Inc.	37,730	3,609,629
Old Dominion Freight Line, Inc.	63,463	7,837,046
		14,549,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Cree, Inc. (a) (b)	147,191	6,296,095
Cypress Semiconductor Corp.	519,394	6,606,692
Integrated Device Technology, Inc. (a)	186,731	9,043,382
Monolithic Power Systems, Inc.	56,578	6,577,193
Silicon Laboratories, Inc. (a)	61,874	4,876,290
Synaptics, Inc. (a)	27,778	1,033,619
Teradyne, Inc.	159,500	5,005,110
Universal Display Corp. (b)	40,185	3,760,110
Versum Materials, Inc.	107,975	2,993,067
		46,191,558
SOFTWARE — 6.4%
ACI Worldwide, Inc. (a)	166,451	4,605,699
Blackbaud, Inc.	43,190	2,716,651
CDK Global, Inc.	75,733	3,626,096
CommVault Systems, Inc. (a)	55,838	3,299,467
Fair Isaac Corp. (a)	41,900	7,835,300
j2 Global, Inc.	67,184	4,661,226
Manhattan Associates, Inc. (a)	65,971	2,795,191
PTC, Inc. (a)	154,190	12,782,351
Teradata Corp. (a)	169,606	6,506,086
Tyler Technologies, Inc. (a)	56,092	10,423,016
See accompanying notes to financial statements.
13

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ultimate Software Group, Inc. (a)	45,180	$ 11,063,227
		70,314,310
SPECIALTY RETAIL — 1.7%
Aaron's, Inc.	52,119	2,191,604
Five Below, Inc. (a)	80,748	8,262,136
Sally Beauty Holdings, Inc. (a)	108,567	1,851,067
Urban Outfitters, Inc. (a)	108,076	3,588,123
Williams-Sonoma, Inc. (b)	59,775	3,015,649
		18,908,579
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc.	33,554	2,738,678
Deckers Outdoor Corp. (a)	41,798	5,348,054
		8,086,732
THRIFTS & MORTGAGE FINANCE — 0.2%
LendingTree, Inc. (a) (b)	10,681	2,345,227
TRADING COMPANIES & DISTRIBUTORS — 0.5%
GATX Corp. (b)	23,760	1,682,445
MSC Industrial Direct Co., Inc. Class A	34,490	2,652,971
NOW, Inc. (a)	69,986	814,637
		5,150,053
WATER UTILITIES — 0.4%
Aqua America, Inc.	117,434	4,015,068
TOTAL COMMON STOCKS (Cost $1,124,020,838)		1,103,122,700
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	1,413,071	1,413,071
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	10,299,736	10,299,736
TOTAL SHORT-TERM INVESTMENTS (Cost $11,712,807)		11,712,807
TOTAL INVESTMENTS — 100.9% (Cost $1,135,733,645)		1,114,835,507
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(9,975,087)
NET ASSETS — 100.0%		$ 1,104,860,420

See accompanying notes to financial statements.
14

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,103,122,700	$—	$—	$1,103,122,700
Short-Term Investments	11,712,807	—	—	11,712,807
TOTAL INVESTMENTS	$1,114,835,507	$—	$—	$1,114,835,507
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,261,629	$ 8,261,629	$27,696,063	$34,544,621	$—	$—	1,413,071	$ 1,413,071	$11,174
State Street Navigator Securities Lending Government Money Market Portfolio	11,920,453	11,920,453	63,617,011	65,237,728	—	—	10,299,736	10,299,736	39,005
Total		$20,182,082	$91,313,074	$99,782,349	$—	$—		$11,712,807	$50,179
See accompanying notes to financial statements.
15

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.7%
Esterline Technologies Corp. (a)	14,522	$ 1,763,697
Teledyne Technologies, Inc. (a)	24,201	5,011,301
		6,774,998
AIRLINES — 0.7%
JetBlue Airways Corp. (a)	400,127	6,426,040
AUTO COMPONENTS — 1.1%
Adient PLC (b)	115,545	1,740,108
Dana, Inc.	188,272	2,566,147
Delphi Technologies PLC	115,166	1,649,177
Gentex Corp.	92,104	1,861,422
Visteon Corp. (a)	37,620	2,267,734
		10,084,588
AUTOMOBILES — 0.4%
Thor Industries, Inc.	65,293	3,395,236
BANKS — 12.3%
Associated Banc-Corp.	215,745	4,269,594
BancorpSouth Bank	61,385	1,604,604
Bank of Hawaii Corp.	28,801	1,938,883
Bank OZK	157,327	3,591,775
Cathay General Bancorp	100,233	3,360,813
Chemical Financial Corp.	92,971	3,403,668
Commerce Bancshares, Inc.	46,512	2,621,881
Cullen/Frost Bankers, Inc.	82,978	7,297,085
East West Bancorp, Inc.	94,326	4,106,011
First Horizon National Corp.	425,645	5,601,488
FNB Corp.	227,904	2,242,575
Fulton Financial Corp.	229,167	3,547,505
Hancock Whitney Corp.	110,836	3,840,467
Home BancShares, Inc.	113,881	1,860,816
International Bancshares Corp.	71,465	2,458,396
MB Financial, Inc.	52,619	2,085,291
PacWest Bancorp	160,057	5,326,697
Pinnacle Financial Partners, Inc.	95,292	4,392,961
Prosperity Bancshares, Inc.	85,939	5,354,000
Signature Bank	27,785	2,856,576
Sterling Bancorp	146,037	2,411,071
Synovus Financial Corp.	214,959	6,876,538
TCF Financial Corp.	217,082	4,230,928
See accompanying notes to financial statements.
16

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	65,303	$ 3,336,330
Trustmark Corp.	87,307	2,482,138
Umpqua Holdings Corp.	289,750	4,607,025
United Bankshares, Inc.	134,289	4,177,731
Valley National Bancorp	431,402	3,830,850
Webster Financial Corp.	121,151	5,971,533
Wintrust Financial Corp.	74,156	4,930,633
		114,615,863
BIOTECHNOLOGY — 1.1%
Exelixis, Inc. (a)	190,656	3,750,204
United Therapeutics Corp. (a)	57,239	6,233,327
		9,983,531
BUILDING PRODUCTS — 0.3%
Resideo Technologies, Inc. (a)	160,030	3,288,616
CAPITAL MARKETS — 2.4%
Eaton Vance Corp.	59,138	2,080,475
Evercore, Inc. Class A	28,966	2,072,807
Federated Investors, Inc. Class B	64,601	1,715,157
Interactive Brokers Group, Inc. Class A	31,265	1,708,632
Janus Henderson Group PLC	217,143	4,499,203
Legg Mason, Inc.	111,305	2,839,390
SEI Investments Co.	76,520	3,535,224
Stifel Financial Corp.	93,721	3,881,924
		22,332,812
CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	82,089	5,825,035
Cabot Corp.	34,374	1,476,020
Minerals Technologies, Inc.	45,891	2,356,044
NewMarket Corp.	3,930	1,619,514
Olin Corp.	217,122	4,366,323
PolyOne Corp.	103,873	2,970,768
Scotts Miracle-Gro Co.	18,401	1,130,925
Sensient Technologies Corp.	29,158	1,628,474
Valvoline, Inc.	142,030	2,748,281
		24,121,384
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Brink's Co.	30,954	2,001,176
Clean Harbors, Inc. (a)	27,858	1,374,792
Deluxe Corp.	60,261	2,316,433
See accompanying notes to financial statements.
17

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Healthcare Services Group, Inc. (b)	43,220	$ 1,736,580
Herman Miller, Inc.	77,215	2,335,754
HNI Corp.	57,022	2,020,289
Pitney Bowes, Inc.	244,169	1,443,039
Stericycle, Inc. (a)	110,823	4,066,096
		17,294,159
COMMUNICATIONS EQUIPMENT — 1.6%
ARRIS International PLC (a)	214,521	6,557,907
InterDigital, Inc.	18,053	1,199,261
Lumentum Holdings, Inc. (a) (b)	46,003	1,932,586
NetScout Systems, Inc. (a)	91,010	2,150,566
Plantronics, Inc.	18,051	597,488
ViaSat, Inc. (a) (b)	36,491	2,151,145
		14,588,953
CONSTRUCTION & ENGINEERING — 2.4%
AECOM (a)	205,492	5,445,538
Dycom Industries, Inc. (a)	40,734	2,201,265
EMCOR Group, Inc.	74,913	4,471,557
Granite Construction, Inc.	61,038	2,458,611
KBR, Inc.	97,172	1,475,071
MasTec, Inc. (a) (b)	82,941	3,364,087
Valmont Industries, Inc.	28,745	3,189,258
		22,605,387
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	29,898	1,824,675
CONSUMER FINANCE — 0.3%
Navient Corp.	298,788	2,632,322
CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	36,779	3,459,801
Bemis Co., Inc.	60,406	2,772,635
Greif, Inc. Class A	18,572	689,207
Owens-Illinois, Inc. (a)	206,527	3,560,525
Silgan Holdings, Inc.	100,771	2,380,211
Sonoco Products Co.	130,966	6,958,224
		19,820,603
DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	5,642	3,614,152
Sotheby's (a)	24,004	953,919
		4,568,071
See accompanying notes to financial statements.
18

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	67,580	$ 5,150,948
Hawaiian Electric Industries, Inc.	72,271	2,646,564
IDACORP, Inc.	28,201	2,624,385
OGE Energy Corp.	115,598	4,530,286
PNM Resources, Inc.	104,815	4,306,848
		19,259,031
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	51,971	5,974,066
EnerSys	18,099	1,404,663
Hubbell, Inc.	27,769	2,758,573
nVent Electric PLC	211,293	4,745,641
Regal Beloit Corp.	26,954	1,888,128
		16,771,071
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arrow Electronics, Inc. (a)	113,157	7,802,175
Avnet, Inc.	146,210	5,278,181
Belden, Inc. (b)	52,454	2,191,004
Cognex Corp.	114,284	4,419,362
Coherent, Inc. (a)	31,726	3,353,756
Jabil, Inc.	189,175	4,689,648
SYNNEX Corp.	53,930	4,359,701
Tech Data Corp. (a)	48,565	3,973,103
Vishay Intertechnology, Inc.	171,944	3,096,711
		39,163,641
ENERGY EQUIPMENT & SERVICES — 1.6%
Apergy Corp. (a)	49,319	1,335,558
Core Laboratories NV	25,319	1,510,532
Diamond Offshore Drilling, Inc. (a) (b)	84,068	793,602
Dril-Quip, Inc. (a)	46,562	1,398,257
McDermott International, Inc. (a) (b)	235,008	1,536,952
Oceaneering International, Inc. (a)	128,230	1,551,583
Patterson-UTI Energy, Inc.	282,945	2,928,481
Rowan Cos. PLC Class A (a)	165,369	1,387,446
Transocean, Ltd. (a) (b)	355,553	2,467,538
		14,909,949
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc.	76,100	2,724,380
See accompanying notes to financial statements.
19

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Alexander & Baldwin, Inc.	88,108	$ 1,619,425
Camden Property Trust REIT	50,235	4,423,192
CoreCivic, Inc. REIT	80,318	1,432,070
CoreSite Realty Corp. REIT	19,106	1,666,616
Corporate Office Properties Trust REIT	141,657	2,979,047
Cousins Properties, Inc. REIT	279,017	2,204,234
Douglas Emmett, Inc. REIT	100,845	3,441,840
EPR Properties REIT	32,892	2,106,075
First Industrial Realty Trust, Inc. REIT	57,534	1,660,431
GEO Group, Inc. REIT	94,019	1,852,174
Healthcare Realty Trust, Inc. REIT	66,833	1,900,730
Highwoods Properties, Inc. REIT	70,035	2,709,654
Hospitality Properties Trust REIT	216,160	5,161,901
JBG SMITH Properties REIT	42,489	1,479,042
Kilroy Realty Corp. REIT	132,067	8,304,373
Lamar Advertising Co. Class A REIT	45,395	3,140,426
Liberty Property Trust REIT	86,574	3,625,719
Mack-Cali Realty Corp. REIT	41,136	805,854
Pebblebrook Hotel Trust REIT	99,071	2,804,700
PotlatchDeltic Corp. REIT	87,939	2,782,390
Rayonier, Inc. REIT	69,081	1,912,853
Sabra Health Care REIT, Inc.	232,023	3,823,739
Senior Housing Properties Trust REIT	309,387	3,626,016
Tanger Factory Outlet Centers, Inc. REIT	70,880	1,433,194
Taubman Centers, Inc. REIT	32,586	1,482,337
Urban Edge Properties REIT	74,380	1,236,196
Weingarten Realty Investors REIT	63,681	1,579,926
		71,194,154
FOOD & STAPLES RETAILING — 1.1%
Casey's General Stores, Inc.	48,065	6,159,049
Sprouts Farmers Market, Inc. (a)	166,074	3,904,400
		10,063,449
FOOD PRODUCTS — 2.0%
Flowers Foods, Inc.	119,393	2,205,189
Hain Celestial Group, Inc. (a)	116,470	1,847,214
Ingredion, Inc.	91,818	8,392,165
Sanderson Farms, Inc.	26,154	2,596,831
TreeHouse Foods, Inc. (a)	72,875	3,695,491
		18,736,890
See accompanying notes to financial statements.
20

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 2.0%
Atmos Energy Corp.	62,918	$ 5,833,757
New Jersey Resources Corp.	116,272	5,310,142
ONE Gas, Inc.	32,813	2,611,915
Southwest Gas Holdings, Inc.	69,629	5,326,618
		19,082,432
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Cantel Medical Corp.	25,040	1,864,228
Inogen, Inc. (a)	10,104	1,254,614
		3,118,842
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Acadia Healthcare Co., Inc. (a) (b)	114,852	2,952,845
MEDNAX, Inc. (a)	116,376	3,840,408
Patterson Cos., Inc.	107,511	2,113,666
Tenet Healthcare Corp. (a)	59,424	1,018,527
		9,925,446
HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	227,371	2,191,856
Medidata Solutions, Inc. (a)	31,850	2,147,327
		4,339,183
HOTELS, RESTAURANTS & LEISURE — 2.3%
Boyd Gaming Corp.	105,142	2,184,851
Cheesecake Factory, Inc.	27,142	1,180,948
Cracker Barrel Old Country Store, Inc. (b)	14,073	2,249,710
Dunkin' Brands Group, Inc.	44,072	2,825,897
International Speedway Corp. Class A	16,537	725,313
Jack in the Box, Inc.	12,400	962,612
Marriott Vacations Worldwide Corp.	53,254	3,754,939
Papa John's International, Inc.	14,283	568,606
Penn National Gaming, Inc. (a)	59,118	1,113,192
Six Flags Entertainment Corp.	49,495	2,753,407
Texas Roadhouse, Inc.	30,304	1,809,149
Wyndham Destinations, Inc.	44,393	1,591,045
		21,719,669
HOUSEHOLD DURABLES — 1.8%
KB Home	112,179	2,142,619
NVR, Inc. (a)	1,784	4,347,590
Tempur Sealy International, Inc. (a)	26,214	1,085,260
Toll Brothers, Inc.	175,722	5,786,525
See accompanying notes to financial statements.
21

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TRI Pointe Group, Inc. (a)	185,060	$ 2,022,706
Tupperware Brands Corp.	41,730	1,317,416
		16,702,116
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	38,011	1,716,197
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	27,900	2,804,508
INSURANCE — 8.4%
Alleghany Corp.	19,291	12,024,466
American Financial Group, Inc.	91,557	8,288,655
Aspen Insurance Holdings, Ltd.	77,696	3,262,455
CNO Financial Group, Inc.	214,273	3,188,382
First American Financial Corp.	144,990	6,472,354
Genworth Financial, Inc. Class A (a)	358,432	1,670,293
Hanover Insurance Group, Inc.	31,953	3,731,152
Kemper Corp.	45,152	2,997,190
Mercury General Corp.	19,058	985,489
Old Republic International Corp.	373,060	7,673,844
Reinsurance Group of America, Inc.	81,610	11,444,170
RenaissanceRe Holdings, Ltd.	52,832	7,063,639
WR Berkley Corp.	125,334	9,263,436
		78,065,525
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a)	41,874	900,291
IT SERVICES — 1.2%
CACI International, Inc. Class A (a)	32,682	4,707,188
Perspecta, Inc.	184,080	3,169,858
Science Applications International Corp.	55,370	3,527,069
		11,404,115
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	114,043	5,297,297
Polaris Industries, Inc.	76,291	5,849,994
		11,147,291
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Charles River Laboratories International, Inc. (a)	27,536	3,116,525
Syneos Health, Inc. (a)	33,289	1,309,922
		4,426,447
See accompanying notes to financial statements.
22

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MACHINERY — 4.6%
AGCO Corp.	86,492	$ 4,815,010
Crane Co.	26,960	1,945,973
Donaldson Co., Inc.	58,250	2,527,467
Graco, Inc.	88,799	3,716,238
Lincoln Electric Holdings, Inc.	39,423	3,108,504
Nordson Corp.	39,253	4,684,846
Oshkosh Corp.	94,445	5,790,423
Terex Corp.	84,413	2,327,266
Timken Co.	90,019	3,359,509
Toro Co.	53,384	2,983,098
Trinity Industries, Inc.	190,400	3,920,336
Wabtec Corp. (b)	60,421	4,244,575
		43,423,245
MARINE — 0.3%
Kirby Corp. (a)	38,565	2,597,738
MEDIA — 1.1%
AMC Networks, Inc. Class A (a) (b)	29,896	1,640,693
Cable One, Inc.	2,452	2,010,885
John Wiley & Sons, Inc. Class A	21,191	995,341
Meredith Corp. (b)	51,897	2,695,530
TEGNA, Inc.	280,196	3,045,731
		10,388,180
METALS & MINING — 3.3%
Carpenter Technology Corp.	61,641	2,195,036
Commercial Metals Co.	153,088	2,452,470
Compass Minerals International, Inc.	44,058	1,836,778
Reliance Steel & Aluminum Co.	92,436	6,578,670
Royal Gold, Inc.	30,690	2,628,598
Steel Dynamics, Inc.	298,165	8,956,877
United States Steel Corp.	230,698	4,207,932
Worthington Industries, Inc.	52,362	1,824,292
		30,680,653
MULTI-UTILITIES — 1.2%
MDU Resources Group, Inc.	257,318	6,134,461
NorthWestern Corp.	27,504	1,634,838
Vectren Corp.	45,413	3,268,828
		11,038,127
See accompanying notes to financial statements.
23

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	52,495	$ 1,518,155
Dillard's, Inc. Class A (b)	24,048	1,450,335
		2,968,490
OIL, GAS & CONSUMABLE FUELS — 2.9%
Chesapeake Energy Corp. (a) (b)	606,449	1,273,543
EQT Corp.	334,009	6,309,430
Matador Resources Co. (a) (b)	48,505	753,283
Oasis Petroleum, Inc. (a)	348,103	1,925,010
PBF Energy, Inc. Class A	84,245	2,752,284
Range Resources Corp. (b)	269,516	2,579,268
SM Energy Co.	134,271	2,078,515
Southwestern Energy Co. (a) (b)	408,493	1,392,961
World Fuel Services Corp.	87,498	1,873,332
WPX Energy, Inc. (a)	519,030	5,890,990
		26,828,616
PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	81,860	2,875,742
Louisiana-Pacific Corp.	104,721	2,326,900
		5,202,642
PERSONAL PRODUCTS — 0.6%
Edgewell Personal Care Co. (a)	35,866	1,339,595
Nu Skin Enterprises, Inc. Class A	72,297	4,433,975
		5,773,570
PHARMACEUTICALS — 0.5%
Catalent, Inc. (a)	81,355	2,536,649
Prestige Consumer Healthcare, Inc. (a)	67,339	2,079,428
		4,616,077
PROFESSIONAL SERVICES — 0.6%
ManpowerGroup, Inc.	81,265	5,265,972
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc.	59,146	7,487,884
Realogy Holdings Corp.	156,612	2,299,064
		9,786,948
ROAD & RAIL — 2.0%
Avis Budget Group, Inc. (a)	84,553	1,900,751
Genesee & Wyoming, Inc. Class A (a)	37,994	2,812,316
Knight-Swift Transportation Holdings, Inc. (b)	163,555	4,100,324
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Landstar System, Inc.	19,256	$ 1,842,221
Old Dominion Freight Line, Inc.	28,091	3,468,958
Ryder System, Inc.	69,091	3,326,732
Werner Enterprises, Inc.	57,448	1,697,014
		19,148,316
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Cirrus Logic, Inc. (a)	77,883	2,584,158
First Solar, Inc. (a)	98,219	4,169,888
MKS Instruments, Inc.	70,255	4,539,175
Synaptics, Inc. (a)	19,824	737,651
Teradyne, Inc.	88,649	2,781,806
Universal Display Corp.	18,755	1,754,905
Versum Materials, Inc.	43,992	1,219,458
		17,787,041
SOFTWARE — 1.4%
Blackbaud, Inc.	24,024	1,511,110
CDK Global, Inc.	99,947	4,785,462
LogMeIn, Inc.	67,236	5,484,440
Manhattan Associates, Inc. (a)	26,369	1,117,255
		12,898,267
SPECIALTY RETAIL — 2.6%
Aaron's, Inc.	41,954	1,764,166
American Eagle Outfitters, Inc.	219,281	4,238,702
AutoNation, Inc. (a)	74,899	2,673,894
Bed Bath & Beyond, Inc. (b)	179,662	2,033,774
Dick's Sporting Goods, Inc. (b)	95,990	2,994,888
Michaels Cos., Inc. (a) (b)	116,974	1,583,828
Murphy USA, Inc. (a)	39,024	2,990,799
Sally Beauty Holdings, Inc. (a) (b)	57,855	986,428
Signet Jewelers, Ltd.	67,553	2,146,159
Williams-Sonoma, Inc. (b)	50,067	2,525,880
		23,938,518
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	153,824	3,550,258
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc.	29,234	2,386,079
Skechers U.S.A., Inc. Class A (a)	174,234	3,988,216
		6,374,295
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.9%
New York Community Bancorp, Inc. (b)	635,571	$ 5,980,723
Washington Federal, Inc.	106,061	2,832,889
		8,813,612
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp. (b)	27,404	1,940,477
MSC Industrial Direct Co., Inc. Class A	27,777	2,136,607
NOW, Inc. (a)	77,601	903,276
Watsco, Inc.	42,193	5,870,734
		10,851,094
WATER UTILITIES — 0.4%
Aqua America, Inc.	125,050	4,275,459
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	120,977	3,936,591
TOTAL COMMON STOCKS (Cost $1,012,183,626)		932,675,574
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	399,215	399,215
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,523,065	4,523,065
TOTAL SHORT-TERM INVESTMENTS (Cost $4,922,280)		4,922,280
TOTAL INVESTMENTS — 100.5% (Cost $1,017,105,906)		937,597,854
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,201,985)
NET ASSETS — 100.0%		$ 933,395,869
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$932,675,574	$—	$—	$932,675,574
Short-Term Investments	4,922,280	—	—	4,922,280
TOTAL INVESTMENTS	$937,597,854	$—	$—	$937,597,854
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	454,250	$ 454,250	$29,144,880	$ 29,199,915	$—	$—	399,215	$ 399,215	$10,125
State Street Navigator Securities Lending Government Money Market Portfolio	13,642,451	13,642,451	66,847,317	75,966,703	—	—	4,523,065	4,523,065	51,685
Total		$14,096,701	$95,992,197	$105,166,618	$—	$—		$4,922,280	$61,810
See accompanying notes to financial statements.
27

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	53,179	$ 1,985,704
Aerojet Rocketdyne Holdings, Inc. (a)	116,650	4,109,579
Aerovironment, Inc. (a)	34,490	2,343,596
Axon Enterprise, Inc. (a)	94,594	4,138,487
Cubic Corp.	45,947	2,469,192
Engility Holdings, Inc. (a)	30,168	858,581
Mercury Systems, Inc. (a)	78,216	3,698,835
Moog, Inc. Class A	52,527	4,069,792
National Presto Industries, Inc.	8,146	952,430
Triumph Group, Inc. (b)	80,207	922,381
		25,548,577
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	42,045	1,773,879
Echo Global Logistics, Inc. (a)	46,302	941,320
Forward Air Corp.	47,137	2,585,464
Hub Group, Inc. Class A (a)	54,118	2,006,154
		7,306,817
AIRLINES — 0.7%
Allegiant Travel Co.	20,742	2,078,763
Hawaiian Holdings, Inc.	79,693	2,104,692
SkyWest, Inc.	84,255	3,746,820
		7,930,275
AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	180,279	2,001,097
Cooper Tire & Rubber Co. (b)	80,874	2,614,656
Cooper-Standard Holdings, Inc. (a)	27,070	1,681,588
Dorman Products, Inc. (a)	47,200	4,248,944
Fox Factory Holding Corp. (a)	61,665	3,630,219
Garrett Motion, Inc. (a) (b)	120,695	1,489,376
Gentherm, Inc. (a)	56,273	2,249,794
LCI Industries	40,907	2,732,588
Motorcar Parts of America, Inc. (a) (b)	31,856	530,084
Standard Motor Products, Inc.	33,146	1,605,261
Superior Industries International, Inc.	38,621	185,767
		22,969,374
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	47,194	1,142,567
See accompanying notes to financial statements.
28

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
BANKS — 9.5%
Ameris Bancorp	64,374	$ 2,038,725
Banc of California, Inc.	69,204	921,105
Banner Corp.	51,139	2,734,914
Berkshire Hills Bancorp, Inc.	65,187	1,758,093
Boston Private Financial Holdings, Inc.	139,019	1,469,431
Brookline Bancorp, Inc.	130,003	1,796,641
Central Pacific Financial Corp.	46,890	1,141,772
City Holding Co.	26,785	1,810,398
Columbia Banking System, Inc.	119,496	4,336,510
Community Bank System, Inc.	83,330	4,858,139
Customers Bancorp, Inc. (a)	48,311	879,260
CVB Financial Corp.	165,379	3,345,617
Eagle Bancorp, Inc. (a)	51,020	2,485,184
Fidelity Southern Corp.	36,065	938,411
First BanCorp	350,224	3,011,926
First Commonwealth Financial Corp.	160,148	1,934,588
First Financial Bancorp	158,317	3,755,279
First Financial Bankshares, Inc. (b)	109,769	6,332,574
First Midwest Bancorp, Inc.	172,042	3,408,152
Franklin Financial Network, Inc. (a)	20,015	527,796
Glacier Bancorp, Inc.	136,987	5,427,425
Great Western Bancorp, Inc.	93,229	2,913,406
Green Bancorp, Inc.	42,565	729,564
Hanmi Financial Corp.	52,685	1,037,895
Heritage Financial Corp.	54,626	1,623,485
Hope Bancorp, Inc.	197,384	2,340,974
Independent Bank Corp. (Massachusetts)	44,501	3,128,865
LegacyTexas Financial Group, Inc.	73,495	2,358,455
National Bank Holdings Corp. Class A	42,486	1,311,543
NBT Bancorp, Inc.	70,557	2,440,567
OFG Bancorp	71,355	1,174,503
Old National Bancorp	244,675	3,767,995
Opus Bank	35,614	697,678
Pacific Premier Bancorp, Inc. (a)	73,999	1,888,454
Preferred Bank	22,996	996,877
S&T Bancorp, Inc.	56,483	2,137,317
Seacoast Banking Corp. of Florida (a)	83,375	2,169,418
ServisFirst Bancshares, Inc. (b)	74,614	2,377,948
Simmons First National Corp. Class A	150,793	3,638,635
Southside Bancshares, Inc.	54,379	1,726,533
Tompkins Financial Corp.	20,341	1,525,778
See accompanying notes to financial statements.
29

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Triumph Bancorp, Inc. (a)	39,335	$ 1,168,250
United Community Banks, Inc.	127,572	2,737,695
Veritex Holdings, Inc. (a) (b)	39,639	847,482
Westamerica Bancorporation	43,187	2,404,652
		102,055,909
BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	7,662	1,359,085
MGP Ingredients, Inc. (b)	20,574	1,173,747
		2,532,832
BIOTECHNOLOGY — 2.2%
Acorda Therapeutics, Inc. (a)	64,704	1,008,088
AMAG Pharmaceuticals, Inc. (a) (b)	55,938	849,698
Cytokinetics, Inc. (a)	86,930	549,398
Eagle Pharmaceuticals, Inc. (a) (b)	18,404	741,497
Emergent BioSolutions, Inc. (a)	72,077	4,272,725
Enanta Pharmaceuticals, Inc. (a)	25,250	1,788,457
Momenta Pharmaceuticals, Inc. (a)	156,286	1,725,397
Myriad Genetics, Inc. (a) (b)	120,879	3,513,953
Progenics Pharmaceuticals, Inc. (a)	135,359	568,508
REGENXBIO, Inc. (a)	48,098	2,017,711
Repligen Corp. (a) (b)	63,731	3,361,173
Spectrum Pharmaceuticals, Inc. (a) (b)	161,496	1,413,090
Vanda Pharmaceuticals, Inc. (a)	85,906	2,244,724
		24,054,419
BUILDING PRODUCTS — 2.2%
AAON, Inc.	66,376	2,327,143
American Woodmark Corp. (a)	24,604	1,369,951
Apogee Enterprises, Inc.	46,449	1,386,503
Gibraltar Industries, Inc. (a)	52,172	1,856,801
Griffon Corp.	56,340	588,753
Insteel Industries, Inc.	30,105	730,949
Patrick Industries, Inc. (a)	36,417	1,078,307
PGT Innovations, Inc. (a)	94,412	1,496,430
Quanex Building Products Corp.	57,028	775,011
Simpson Manufacturing Co., Inc.	66,884	3,620,431
Trex Co., Inc. (a)	95,361	5,660,629
Universal Forest Products, Inc.	99,516	2,583,435
		23,474,343
CAPITAL MARKETS — 1.1%
Blucora, Inc. (a)	77,818	2,073,071
See accompanying notes to financial statements.
30

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	55,107	$ 773,151
Greenhill & Co., Inc. (b)	27,980	682,712
INTL. FCStone, Inc. (a)	25,617	937,070
Investment Technology Group, Inc.	53,628	1,621,711
Piper Jaffray Cos.	24,276	1,598,332
Virtus Investment Partners, Inc.	11,425	907,488
Waddell & Reed Financial, Inc. Class A (b)	126,350	2,284,408
WisdomTree Investments, Inc.	189,312	1,258,925
		12,136,868
CHEMICALS — 2.7%
AdvanSix, Inc. (a)	47,680	1,160,531
American Vanguard Corp.	44,709	679,130
Balchem Corp.	52,180	4,088,303
FutureFuel Corp.	41,673	660,934
Hawkins, Inc.	16,251	665,478
HB Fuller Co.	81,749	3,488,230
Ingevity Corp. (a)	68,342	5,719,542
Innophos Holdings, Inc.	31,811	780,324
Innospec, Inc.	39,570	2,443,843
Koppers Holdings, Inc. (a)	32,287	550,171
Kraton Corp. (a)	52,442	1,145,333
LSB Industries, Inc. (a)	31,915	176,171
Quaker Chemical Corp.	21,672	3,851,331
Rayonier Advanced Materials, Inc.	84,177	896,485
Stepan Co.	33,048	2,445,552
Tredegar Corp.	42,250	670,085
		29,421,443
COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc.	107,055	3,437,536
Brady Corp. Class A	78,240	3,400,310
Essendant, Inc.	47,495	597,487
Interface, Inc.	97,855	1,394,434
LSC Communications, Inc.	54,847	383,929
Matthews International Corp. Class A	51,782	2,103,385
Mobile Mini, Inc.	72,174	2,291,524
Multi-Color Corp.	22,639	794,402
RR Donnelley & Sons Co.	113,537	449,607
Team, Inc. (a) (b)	49,738	728,662
Tetra Tech, Inc.	89,644	4,640,870
UniFirst Corp.	25,068	3,586,479
US Ecology, Inc.	35,623	2,243,537
See accompanying notes to financial statements.
31

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Viad Corp.	33,416	$ 1,673,807
		27,725,969
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	78,461	842,671
Applied Optoelectronics, Inc. (a) (b)	30,749	474,457
CalAmp Corp. (a)	57,947	753,891
Comtech Telecommunications Corp.	38,196	929,691
Digi International, Inc. (a)	45,815	462,273
Extreme Networks, Inc. (a)	192,097	1,171,792
Finisar Corp. (a)	189,619	4,095,770
Harmonic, Inc. (a)	142,076	670,599
NETGEAR, Inc. (a)	50,879	2,647,234
Viavi Solutions, Inc. (a)	366,222	3,680,531
		15,728,909
CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	53,111	866,771
Arcosa, Inc. (a)	78,614	2,176,822
Comfort Systems USA, Inc.	60,310	2,634,341
MYR Group, Inc. (a)	27,447	773,182
Orion Group Holdings, Inc. (a)	47,838	205,225
		6,656,341
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	26,330	928,922
CONSUMER FINANCE — 1.6%
Encore Capital Group, Inc. (a) (b)	40,498	951,703
Enova International, Inc. (a)	55,956	1,088,904
EZCORP, Inc. Class A (a) (b)	81,270	628,217
FirstCash, Inc.	71,039	5,139,672
Green Dot Corp. Class A (a)	77,203	6,139,182
PRA Group, Inc. (a)	73,945	1,802,040
World Acceptance Corp. (a)	10,225	1,045,608
		16,795,326
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	58,027	876,788
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	73,578	1,710,689
DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	27,283	776,474
Career Education Corp. (a)	113,443	1,295,519
See accompanying notes to financial statements.
32

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Regis Corp. (a)	54,429	$ 922,572
Strategic Education, Inc.	34,893	3,957,564
		6,952,129
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	17,361	1,241,832
Cincinnati Bell, Inc. (a)	83,357	648,518
Cogent Communications Holdings, Inc.	67,621	3,057,145
Consolidated Communications Holdings, Inc. (b)	115,249	1,138,660
Frontier Communications Corp. (b)	174,410	415,096
Iridium Communications, Inc. (a) (b)	155,358	2,866,355
Vonage Holdings Corp. (a)	359,385	3,137,431
		12,505,037
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	66,174	3,317,303
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	42,068	1,697,865
Encore Wire Corp.	34,313	1,721,826
Powell Industries, Inc.	14,829	370,873
Vicor Corp. (a)	26,360	996,145
		4,786,709
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Anixter International, Inc. (a)	46,749	2,538,938
Badger Meter, Inc.	46,974	2,311,591
Bel Fuse, Inc. Class B	15,784	290,741
Benchmark Electronics, Inc.	70,859	1,500,794
Control4 Corp. (a)	43,064	757,926
CTS Corp.	53,126	1,375,432
Daktronics, Inc.	65,675	485,995
Electro Scientific Industries, Inc. (a)	54,854	1,643,426
ePlus, Inc. (a)	22,316	1,588,230
Fabrinet (a)	58,919	3,023,134
FARO Technologies, Inc. (a)	27,977	1,136,985
II-VI, Inc. (a)	95,008	3,083,960
Insight Enterprises, Inc. (a)	57,310	2,335,383
Itron, Inc. (a)	54,590	2,581,561
KEMET Corp.	94,488	1,657,320
Knowles Corp. (a)	148,210	1,972,675
Methode Electronics, Inc.	61,058	1,422,041
MTS Systems Corp.	29,046	1,165,616
OSI Systems, Inc. (a)	27,669	2,028,138
See accompanying notes to financial statements.
33

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Park Electrochemical Corp.	32,503	$ 587,329
Plexus Corp. (a)	50,789	2,594,302
Rogers Corp. (a)	30,005	2,972,295
Sanmina Corp. (a)	110,124	2,649,583
ScanSource, Inc. (a)	41,700	1,433,646
TTM Technologies, Inc. (a)	151,684	1,475,885
		44,612,926
ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	212,794	1,593,827
Bristow Group, Inc. (a) (b)	52,283	127,048
C&J Energy Services, Inc. (a)	100,488	1,356,588
CARBO Ceramics, Inc. (a) (b)	27,389	95,314
Era Group, Inc. (a)	33,777	295,211
Exterran Corp. (a)	51,646	914,134
Geospace Technologies Corp. (a)	20,693	213,345
Gulf Island Fabrication, Inc.	18,899	136,451
Helix Energy Solutions Group, Inc. (a)	228,961	1,238,679
KLX Energy Services Holdings, Inc. (a)	33,489	785,317
Matrix Service Co. (a)	44,535	798,958
Nabors Industries, Ltd.	528,448	1,056,896
Newpark Resources, Inc. (a)	149,152	1,024,674
Noble Corp. PLC (a) (b)	405,770	1,063,117
Oil States International, Inc. (a)	98,581	1,407,737
Pioneer Energy Services Corp. (a)	130,170	160,109
ProPetro Holding Corp. (a)	120,146	1,480,199
SEACOR Holdings, Inc. (a)	28,456	1,052,872
Superior Energy Services, Inc. (a)	253,172	848,126
TETRA Technologies, Inc. (a)	209,542	352,030
Unit Corp. (a)	87,485	1,249,286
US Silica Holdings, Inc. (b)	127,467	1,297,614
		18,547,532
ENTERTAINMENT — 0.1%
Marcus Corp.	32,500	1,283,750
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.2%
Acadia Realty Trust REIT	131,598	3,126,769
Agree Realty Corp. REIT	56,313	3,329,225
American Assets Trust, Inc. REIT	61,583	2,473,789
Armada Hoffler Properties, Inc. REIT	77,514	1,089,847
CareTrust REIT, Inc.	132,522	2,446,356
CBL & Associates Properties, Inc. REIT (b)	275,274	528,526
Cedar Realty Trust, Inc. REIT	135,030	423,994
See accompanying notes to financial statements.
34

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chatham Lodging Trust REIT	73,750	$ 1,303,900
Chesapeake Lodging Trust REIT	98,040	2,387,274
Community Healthcare Trust, Inc. REIT	28,064	809,085
DiamondRock Hospitality Co. REIT	337,305	3,062,729
Easterly Government Properties, Inc. REIT	99,344	1,557,714
EastGroup Properties, Inc. REIT	58,423	5,359,142
Four Corners Property Trust, Inc. REIT	110,021	2,882,550
Franklin Street Properties Corp. REIT	176,299	1,098,343
Getty Realty Corp. REIT	54,455	1,601,522
Global Net Lease, Inc. REIT (b)	122,983	2,166,960
Government Properties Income Trust REIT (b)	310,344	2,132,063
Hersha Hospitality Trust REIT	59,582	1,045,068
Independence Realty Trust, Inc. REIT	145,200	1,332,936
iStar, Inc. REIT (b)	110,394	1,012,313
Kite Realty Group Trust REIT	137,555	1,938,150
Lexington Realty Trust REIT	339,793	2,789,701
LTC Properties, Inc. REIT	64,056	2,669,854
National Storage Affiliates Trust REIT	92,198	2,439,559
Pennsylvania Real Estate Investment Trust (b)	105,321	625,607
PS Business Parks, Inc. REIT	32,325	4,234,575
Retail Opportunity Investments Corp. REIT	183,567	2,915,044
RPT Realty REIT (b)	129,028	1,541,885
Saul Centers, Inc. REIT	18,892	892,080
Summit Hotel Properties, Inc. REIT	172,292	1,676,401
Universal Health Realty Income Trust REIT	20,716	1,271,341
Urstadt Biddle Properties, Inc. Class A REIT	49,556	952,466
Washington Prime Group, Inc. REIT (b)	305,909	1,486,718
Whitestone REIT	64,267	787,913
		67,391,399
FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	43,224	1,291,965
Chefs' Warehouse, Inc. (a)	37,806	1,209,036
SpartanNash Co.	57,692	991,148
United Natural Foods, Inc. (a)	82,713	875,931
		4,368,080
FOOD PRODUCTS — 1.6%
B&G Foods, Inc. (b)	106,568	3,080,881
Calavo Growers, Inc. (b)	25,218	1,839,905
Cal-Maine Foods, Inc.	48,772	2,063,056
Darling Ingredients, Inc. (a)	266,554	5,128,499
Dean Foods Co.	151,861	578,590
See accompanying notes to financial statements.
35

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
J&J Snack Foods Corp.	24,465	$ 3,537,394
John B Sanfilippo & Son, Inc.	14,348	798,610
Seneca Foods Corp. Class A (a)	10,781	304,240
		17,331,175
GAS UTILITIES — 1.2%
Northwest Natural Holding Co.	46,763	2,827,291
South Jersey Industries, Inc. (b)	138,332	3,845,629
Spire, Inc.	82,147	6,085,450
		12,758,370
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	61,300	1,233,969
Anika Therapeutics, Inc. (a)	22,440	754,208
CONMED Corp.	42,196	2,708,983
CryoLife, Inc. (a)	55,201	1,566,604
Cutera, Inc. (a)	23,037	392,090
Heska Corp. (a)	11,156	960,532
Integer Holdings Corp. (a)	48,375	3,689,077
Invacare Corp. (b)	53,587	230,424
Lantheus Holdings, Inc. (a)	63,157	988,407
LeMaitre Vascular, Inc.	25,891	612,063
Meridian Bioscience, Inc.	68,866	1,195,514
Merit Medical Systems, Inc. (a)	89,264	4,981,824
Natus Medical, Inc. (a)	55,029	1,872,637
Neogen Corp. (a)	84,727	4,829,439
OraSure Technologies, Inc. (a)	100,603	1,175,043
Orthofix Medical, Inc. (a)	30,796	1,616,482
Surmodics, Inc. (a)	22,139	1,046,289
Tactile Systems Technology, Inc. (a)	26,661	1,214,409
Varex Imaging Corp. (a)	62,497	1,479,929
		32,547,923
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Addus HomeCare Corp. (a)	16,050	1,089,474
Amedisys, Inc. (a)	46,960	5,499,485
AMN Healthcare Services, Inc. (a)	75,921	4,301,684
BioTelemetry, Inc. (a)	52,960	3,162,771
Community Health Systems, Inc. (a) (b)	184,846	521,266
CorVel Corp. (a)	15,204	938,391
Cross Country Healthcare, Inc. (a)	58,196	426,577
Diplomat Pharmacy, Inc. (a) (b)	93,126	1,253,476
Ensign Group, Inc.	79,043	3,066,078
See accompanying notes to financial statements.
36

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LHC Group, Inc. (a)	47,565	$ 4,465,402
Magellan Health, Inc. (a)	39,087	2,223,659
Owens & Minor, Inc. (b)	100,184	634,165
Providence Service Corp. (a)	17,703	1,062,534
Quorum Health Corp. (a)	35,283	101,968
Select Medical Holdings Corp. (a)	176,177	2,704,317
Tivity Health, Inc. (a)	65,564	1,626,643
US Physical Therapy, Inc.	20,395	2,087,428
		35,165,318
HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs & Systems, Inc.	19,235	482,799
HealthStream, Inc.	41,963	1,013,407
HMS Holdings Corp. (a)	136,110	3,828,774
NextGen Healthcare, Inc. (a)	78,189	1,184,563
Omnicell, Inc. (a)	64,235	3,933,751
Tabula Rasa HealthCare, Inc. (a)	27,689	1,765,451
		12,208,745
HOTELS, RESTAURANTS & LEISURE — 1.8%
Belmond, Ltd. Class A (a)	146,162	3,658,435
BJ's Restaurants, Inc.	34,609	1,750,177
Chuy's Holdings, Inc. (a)	27,352	485,224
Dave & Buster's Entertainment, Inc.	62,749	2,796,095
Dine Brands Global, Inc. (b)	28,635	1,928,281
El Pollo Loco Holdings, Inc. (a)	36,479	553,386
Fiesta Restaurant Group, Inc. (a)	38,674	599,834
Monarch Casino & Resort, Inc. (a)	19,044	726,338
Red Robin Gourmet Burgers, Inc. (a)	21,034	562,029
Ruth's Hospitality Group, Inc.	46,915	1,066,378
Shake Shack, Inc. Class A (a)	41,588	1,888,927
Wingstop, Inc.	47,778	3,066,870
		19,081,974
HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc. (a)	13,757	1,793,638
Ethan Allen Interiors, Inc.	40,539	713,081
Installed Building Products, Inc. (a)	35,339	1,190,571
iRobot Corp. (a) (b)	44,564	3,731,789
La-Z-Boy, Inc.	76,752	2,126,798
LGI Homes, Inc. (a) (b)	30,269	1,368,764
M/I Homes, Inc. (a)	44,517	935,747
MDC Holdings, Inc.	73,463	2,065,045
See accompanying notes to financial statements.
37

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Meritage Homes Corp. (a)	60,604	$ 2,225,379
TopBuild Corp. (a)	57,743	2,598,435
Universal Electronics, Inc. (a)	22,719	574,336
William Lyon Homes Class A (a)	54,573	583,386
		19,906,969
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	16,327	562,465
Central Garden & Pet Co. Class A (a)	66,618	2,081,813
WD-40 Co. (b)	22,548	4,132,146
		6,776,424
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	57,924	2,096,270
INSURANCE — 3.8%
Ambac Financial Group, Inc. (a)	72,736	1,253,969
American Equity Investment Life Holding Co.	146,217	4,085,303
AMERISAFE, Inc.	31,628	1,792,991
eHealth, Inc. (a)	26,550	1,020,051
Employers Holdings, Inc.	52,907	2,220,507
HCI Group, Inc.	12,057	612,616
Horace Mann Educators Corp.	66,030	2,472,824
James River Group Holdings, Ltd.	49,171	1,796,708
Maiden Holdings, Ltd.	115,746	190,981
Navigators Group, Inc.	37,553	2,609,558
ProAssurance Corp.	87,265	3,539,468
RLI Corp.	63,159	4,357,339
Safety Insurance Group, Inc.	23,715	1,940,124
Selective Insurance Group, Inc.	95,315	5,808,496
Stewart Information Services Corp.	39,061	1,617,125
Third Point Reinsurance, Ltd. (a)	119,443	1,151,431
United Fire Group, Inc.	35,006	1,941,083
United Insurance Holdings Corp.	35,051	582,548
Universal Insurance Holdings, Inc.	51,702	1,960,540
		40,953,662
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	58,209	944,732
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Liquidity Services, Inc. (a)	44,274	273,170
Nutrisystem, Inc.	47,467	2,082,852
PetMed Express, Inc. (b)	34,396	800,051
Shutterfly, Inc. (a) (b)	55,066	2,216,957
See accompanying notes to financial statements.
38

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shutterstock, Inc.	30,494	$ 1,098,089
Stamps.com, Inc. (a)	27,581	4,292,707
		10,763,826
IT SERVICES — 2.1%
Cardtronics PLC Class A (a)	61,527	1,599,702
CSG Systems International, Inc.	53,587	1,702,459
EVERTEC, Inc.	97,553	2,799,771
ExlService Holdings, Inc. (a)	55,468	2,918,726
ManTech International Corp. Class A	43,379	2,268,505
NIC, Inc.	108,375	1,352,520
Perficient, Inc. (a)	53,104	1,182,095
Sykes Enterprises, Inc. (a)	65,526	1,620,458
Travelport Worldwide, Ltd.	212,211	3,314,736
TTEC Holdings, Inc.	22,805	651,539
Unisys Corp. (a) (b)	82,003	953,695
Virtusa Corp. (a)	44,970	1,915,272
		22,279,478
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	143,385	2,193,790
Nautilus, Inc. (a)	48,695	530,776
Sturm Ruger & Co., Inc.	28,674	1,526,030
Vista Outdoor, Inc. (a)	93,671	1,063,166
		5,313,762
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Cambrex Corp. (a)	54,392	2,053,842
Luminex Corp.	68,245	1,577,142
Medpace Holdings, Inc. (a)	41,800	2,212,474
		5,843,458
MACHINERY — 5.5%
Actuant Corp. Class A	100,185	2,102,883
Alamo Group, Inc.	15,684	1,212,687
Albany International Corp. Class A	47,372	2,957,434
Astec Industries, Inc.	36,452	1,100,486
Barnes Group, Inc.	76,211	4,086,434
Briggs & Stratton Corp.	69,716	911,885
Chart Industries, Inc. (a)	50,000	3,251,500
CIRCOR International, Inc.	31,872	678,874
EnPro Industries, Inc.	33,439	2,009,684
ESCO Technologies, Inc.	42,249	2,786,322
Federal Signal Corp.	99,031	1,970,717
See accompanying notes to financial statements.
39

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Franklin Electric Co., Inc.	62,674	$ 2,687,461
Greenbrier Cos., Inc.	53,008	2,095,936
Harsco Corp. (a)	130,363	2,589,009
Hillenbrand, Inc.	101,129	3,835,823
John Bean Technologies Corp.	51,649	3,708,915
Lindsay Corp.	17,512	1,685,530
Lydall, Inc. (a)	28,814	585,212
Mueller Industries, Inc.	93,138	2,175,704
Proto Labs, Inc. (a)	43,871	4,948,210
SPX Corp. (a)	69,220	1,938,852
SPX FLOW, Inc. (a)	68,698	2,089,793
Standex International Corp.	21,125	1,419,177
Tennant Co.	29,766	1,551,106
Titan International, Inc.	84,233	392,526
Wabash National Corp.	91,857	1,201,490
Watts Water Technologies, Inc. Class A	45,187	2,915,917
		58,889,567
MARINE — 0.2%
Matson, Inc.	69,513	2,225,806
MEDIA — 0.6%
EW Scripps Co. Class A	92,031	1,447,648
Gannett Co., Inc. (b)	185,867	1,585,445
New Media Investment Group, Inc.	89,132	1,031,257
Scholastic Corp.	44,942	1,809,365
TechTarget, Inc. (a)	35,680	435,653
		6,309,368
METALS & MINING — 0.7%
AK Steel Holding Corp. (a) (b)	518,879	1,167,478
Century Aluminum Co. (a)	80,634	589,434
Haynes International, Inc.	20,184	532,858
Kaiser Aluminum Corp.	26,622	2,377,078
Materion Corp.	33,040	1,486,470
Olympic Steel, Inc.	15,405	219,829
SunCoke Energy, Inc. (a)	103,260	882,873
TimkenSteel Corp. (a) (b)	63,484	554,850
		7,810,870
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT	180,308	3,003,931
ARMOUR Residential REIT, Inc.	68,291	1,399,966
Capstead Mortgage Corp. REIT	145,111	967,890
See accompanying notes to financial statements.
40

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Granite Point Mortgage Trust, Inc. REIT	70,683	$ 1,274,415
Invesco Mortgage Capital, Inc. REIT	180,304	2,610,802
New York Mortgage Trust, Inc. REIT (b)	249,770	1,471,145
PennyMac Mortgage Investment Trust REIT	100,205	1,865,817
Redwood Trust, Inc. REIT	135,238	2,038,037
		14,632,003
MULTI-UTILITIES — 0.4%
Avista Corp.	106,311	4,516,091
MULTILINE RETAIL — 0.1%
JC Penney Co., Inc. (a) (b)	523,752	544,702
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	30,746	635,520
Carrizo Oil & Gas, Inc. (a)	140,028	1,580,916
Cloud Peak Energy, Inc. (a)	108,913	39,895
CONSOL Energy, Inc. (a)	44,601	1,414,298
Denbury Resources, Inc. (a) (b)	752,515	1,286,801
Green Plains, Inc. (b)	64,809	849,646
Gulfport Energy Corp. (a)	257,227	1,684,837
HighPoint Resources Corp. (a)	181,876	452,871
Laredo Petroleum, Inc. (a)	251,683	911,092
Par Pacific Holdings, Inc. (a)	45,181	640,667
PDC Energy, Inc. (a)	106,833	3,179,350
Penn Virginia Corp. (a)	21,883	1,182,995
Renewable Energy Group, Inc. (a) (b)	61,349	1,576,669
REX American Resources Corp. (a)	9,528	648,952
Ring Energy, Inc. (a)	91,264	463,621
SRC Energy, Inc. (a) (b)	398,790	1,874,313
		18,422,443
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co.	63,944	1,525,064
Clearwater Paper Corp. (a)	26,544	646,877
Neenah, Inc.	27,704	1,632,320
PH Glatfelter Co.	71,996	702,681
Schweitzer-Mauduit International, Inc.	50,592	1,267,330
		5,774,272
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc. (a)	730,523	1,110,395
Inter Parfums, Inc.	27,761	1,820,289
See accompanying notes to financial statements.
41

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Medifast, Inc.	19,307	$ 2,413,761
		5,344,445
PHARMACEUTICALS — 1.4%
Akorn, Inc. (a)	153,981	521,996
Amphastar Pharmaceuticals, Inc. (a)	57,051	1,135,315
ANI Pharmaceuticals, Inc. (a)	13,561	610,516
Assertio Therapeutics, Inc. (a)	96,148	347,094
Corcept Therapeutics, Inc. (a) (b)	169,460	2,263,986
Endo International PLC (a)	325,769	2,378,114
Innoviva, Inc. (a)	108,930	1,900,828
Lannett Co., Inc. (a) (b)	47,481	235,506
Medicines Co. (a) (b)	106,097	2,030,697
Phibro Animal Health Corp. Class A	32,989	1,060,926
Supernus Pharmaceuticals, Inc. (a)	84,551	2,808,784
		15,293,762
PROFESSIONAL SERVICES — 1.9%
Exponent, Inc.	84,215	4,270,543
Forrester Research, Inc.	16,721	747,429
FTI Consulting, Inc. (a)	61,972	4,129,814
Heidrick & Struggles International, Inc.	31,576	984,855
Kelly Services, Inc. Class A	50,511	1,034,465
Korn/Ferry International	92,015	3,638,273
Navigant Consulting, Inc.	69,034	1,660,268
Resources Connection, Inc.	49,151	697,944
TrueBlue, Inc. (a)	66,079	1,470,258
WageWorks, Inc. (a)	65,204	1,770,941
		20,404,790
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	63,814	2,116,072
Marcus & Millichap, Inc. (a)	34,850	1,196,401
RE/MAX Holdings, Inc. Class A	29,180	897,285
		4,209,758
ROAD & RAIL — 0.6%
ArcBest Corp.	41,470	1,420,762
Heartland Express, Inc.	78,154	1,430,218
Marten Transport, Ltd.	62,981	1,019,662
Saia, Inc. (a)	41,585	2,321,275
		6,191,917
See accompanying notes to financial statements.
42

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	62,106	$ 2,666,211
Axcelis Technologies, Inc. (a)	53,374	950,057
Brooks Automation, Inc.	114,936	3,009,024
Cabot Microelectronics Corp.	45,918	4,378,281
CEVA, Inc. (a)	36,215	799,989
Cohu, Inc.	66,175	1,063,432
Diodes, Inc. (a)	64,683	2,086,674
DSP Group, Inc. (a)	32,007	358,478
FormFactor, Inc. (a)	121,986	1,718,783
Ichor Holdings, Ltd. (a) (b)	36,711	598,389
Kopin Corp. (a) (b)	103,267	103,164
Kulicke & Soffa Industries, Inc.	108,304	2,195,322
MaxLinear, Inc. (a) (b)	101,755	1,790,888
Nanometrics, Inc. (a)	40,050	1,094,566
PDF Solutions, Inc. (a) (b)	45,853	386,541
Photronics, Inc. (a)	112,422	1,088,245
Power Integrations, Inc.	47,366	2,888,379
Rambus, Inc. (a)	176,734	1,355,550
Rudolph Technologies, Inc. (a)	51,794	1,060,223
Semtech Corp. (a)	106,625	4,890,889
SMART Global Holdings, Inc. (a) (b)	19,480	578,556
SolarEdge Technologies, Inc. (a) (b)	69,316	2,432,992
Ultra Clean Holdings, Inc. (a) (b)	64,416	545,603
Veeco Instruments, Inc. (a)	78,385	580,833
Xperi Corp.	77,410	1,423,570
		40,044,639
SOFTWARE — 2.5%
8x8, Inc. (a)	153,717	2,773,055
Agilysys, Inc. (a)	26,451	379,307
Alarm.com Holdings, Inc. (a)	56,007	2,905,083
Bottomline Technologies DE, Inc. (a)	59,729	2,866,992
Ebix, Inc. (b)	36,326	1,546,035
LivePerson, Inc. (a)	93,820	1,769,445
MicroStrategy, Inc. Class A (a)	15,481	1,977,698
Monotype Imaging Holdings, Inc.	68,339	1,060,621
OneSpan, Inc. (a)	51,122	662,030
Progress Software Corp.	72,518	2,573,664
Qualys, Inc. (a)	54,875	4,101,357
SPS Commerce, Inc. (a)	28,407	2,340,169
See accompanying notes to financial statements.
43

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TiVo Corp.	201,973	$ 1,900,566
		26,856,022
SPECIALTY RETAIL — 4.1%
Abercrombie & Fitch Co. Class A	106,126	2,127,826
Asbury Automotive Group, Inc. (a)	31,615	2,107,456
Ascena Retail Group, Inc. (a)	285,022	715,405
Barnes & Noble Education, Inc. (a)	57,271	229,657
Barnes & Noble, Inc. (b)	87,955	623,601
Buckle, Inc. (b)	46,091	891,400
Caleres, Inc.	69,702	1,939,807
Cato Corp. Class A	36,984	527,762
Chico's FAS, Inc.	206,627	1,161,244
Children's Place, Inc. (b)	26,430	2,381,079
DSW, Inc. Class A	111,427	2,752,247
Express, Inc. (a) (b)	109,097	557,486
Francesca's Holdings Corp. (a) (b)	56,376	54,730
GameStop Corp. Class A	167,476	2,113,547
Genesco, Inc. (a)	32,740	1,450,382
Group 1 Automotive, Inc.	29,084	1,533,308
Guess?, Inc.	93,262	1,937,052
Haverty Furniture Cos., Inc.	30,880	579,926
Hibbett Sports, Inc. (a) (b)	30,430	435,149
Kirkland's, Inc. (a)	26,664	254,108
Lithia Motors, Inc. Class A (b)	36,387	2,777,420
Lumber Liquidators Holdings, Inc. (a) (b)	43,730	416,310
MarineMax, Inc. (a)	37,579	688,071
Monro, Inc. (b)	53,166	3,655,162
Office Depot, Inc.	883,546	2,279,549
Rent-A-Center, Inc. (a)	73,204	1,185,173
RH (a)	30,256	3,625,274
Shoe Carnival, Inc. (b)	16,756	561,493
Sleep Number Corp. (a)	53,456	1,696,159
Sonic Automotive, Inc. Class A (b)	37,011	509,271
Tailored Brands, Inc. (b)	81,955	1,117,866
Tile Shop Holdings, Inc.	59,866	328,066
Vitamin Shoppe, Inc. (a)	25,529	121,007
Zumiez, Inc. (a)	31,041	595,056
		43,929,049
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	187,500	1,906,875
Cray, Inc. (a)	66,423	1,434,073
See accompanying notes to financial statements.
44

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Diebold Nixdorf, Inc. (b)	127,362	$ 317,131
Electronics For Imaging, Inc. (a)	70,707	1,753,534
		5,411,613
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	107,922	2,803,814
Fossil Group, Inc. (a) (b)	74,106	1,165,687
G-III Apparel Group, Ltd. (a)	68,727	1,916,796
Movado Group, Inc.	26,417	835,306
Oxford Industries, Inc.	27,311	1,940,174
Steven Madden, Ltd.	128,817	3,898,002
Unifi, Inc. (a)	23,873	545,259
Vera Bradley, Inc. (a)	32,604	279,416
Wolverine World Wide, Inc.	153,643	4,899,675
		18,284,129
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a) (b)	89,460	2,252,603
Dime Community Bancshares, Inc.	51,251	870,242
Flagstar Bancorp, Inc. (a)	48,015	1,267,596
HomeStreet, Inc. (a)	43,045	913,845
Meta Financial Group, Inc.	45,506	882,361
NMI Holdings, Inc. Class A (a)	108,300	1,933,155
Northfield Bancorp, Inc.	76,395	1,035,152
Northwest Bancshares, Inc.	166,927	2,827,744
Oritani Financial Corp.	64,454	950,697
Provident Financial Services, Inc.	100,264	2,419,370
TrustCo Bank Corp. NY	158,763	1,089,114
Walker & Dunlop, Inc.	46,329	2,003,729
		18,445,608
TOBACCO — 0.2%
Universal Corp.	40,348	2,184,844
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	63,285	3,413,593
DXP Enterprises, Inc. (a)	26,007	724,035
Kaman Corp.	45,135	2,531,622
Veritiv Corp. (a)	20,424	509,987
		7,179,237
WATER UTILITIES — 0.7%
American States Water Co.	59,341	3,978,221
See accompanying notes to financial statements.
45

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
California Water Service Group	77,528	$ 3,694,984
		7,673,205
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	29,709	393,941
TOTAL COMMON STOCKS (Cost $1,148,063,535)		1,077,705,400
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d) (Cost $76,845)	40,233	80,466
TOTAL RIGHTS (Cost $76,845)		80,466
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	1,611,248	1,611,248
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	14,210,291	14,210,291
TOTAL SHORT-TERM INVESTMENTS (Cost $15,821,539)		15,821,539
TOTAL INVESTMENTS — 101.3% (Cost $1,163,961,919)		1,093,607,405
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(14,501,607)
NET ASSETS — 100.0%		$ 1,079,105,798
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $80,466 representing 0.0% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
46

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,077,705,400	$ —	$—	$1,077,705,400
Rights	—	80,466	—	80,466
Short-Term Investments	15,821,539	—	—	15,821,539
TOTAL INVESTMENTS	$1,093,526,939	$80,466	$—	$1,093,607,405
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,578,423	$ 1,578,423	$ 33,246,305	$ 33,213,480	$—	$—	1,611,248	$ 1,611,248	$ 14,403
State Street Navigator Securities Lending Government Money Market Portfolio	25,802,547	25,802,547	79,728,389	91,320,645	—	—	14,210,291	14,210,291	198,075
Total		$27,380,970	$112,974,694	$124,534,125	$—	$—		$15,821,539	$212,478
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.1%
AAR Corp.	75,611	$ 2,823,315
Aerojet Rocketdyne Holdings, Inc. (a)	346,055	12,191,518
Aerovironment, Inc. (a)	102,974	6,997,083
Axon Enterprise, Inc. (a)	280,760	12,283,250
Cubic Corp.	73,194	3,933,445
Engility Holdings, Inc. (a)	87,528	2,491,047
Mercury Systems, Inc. (a)	140,341	6,636,726
National Presto Industries, Inc.	24,240	2,834,141
Triumph Group, Inc.	101,143	1,163,144
		51,353,669
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	90,314	4,953,723
Hub Group, Inc. Class A (a)	71,432	2,647,984
		7,601,707
AIRLINES — 0.5%
Allegiant Travel Co.	61,725	6,186,080
Hawaiian Holdings, Inc.	107,403	2,836,513
		9,022,593
AUTO COMPONENTS — 1.8%
Dorman Products, Inc. (a)	139,649	12,571,203
Fox Factory Holding Corp. (a)	182,524	10,745,188
Gentherm, Inc. (a)	116,363	4,652,193
Standard Motor Products, Inc.	48,780	2,362,415
		30,330,999
BANKS — 8.7%
Brookline Bancorp, Inc.	194,758	2,691,556
Central Pacific Financial Corp.	73,351	1,786,097
City Holding Co.	80,376	5,432,614
Community Bank System, Inc.	245,887	14,335,212
CVB Financial Corp.	232,721	4,707,946
Fidelity Southern Corp.	44,808	1,165,904
First BanCorp	535,516	4,605,438
First Financial Bankshares, Inc. (b)	325,294	18,766,211
First Midwest Bancorp, Inc.	282,755	5,601,377
Glacier Bancorp, Inc.	406,018	16,086,433
Great Western Bancorp, Inc.	128,167	4,005,219
Heritage Financial Corp.	89,827	2,669,658
Independent Bank Corp. (Massachusetts)	135,679	9,539,590
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LegacyTexas Financial Group, Inc.	218,075	$ 6,998,027
National Bank Holdings Corp. Class A	73,686	2,274,687
OFG Bancorp	96,971	1,596,143
Old National Bancorp	723,463	11,141,330
Preferred Bank	30,353	1,315,803
S&T Bancorp, Inc.	92,504	3,500,351
Seacoast Banking Corp. of Florida (a)	247,827	6,448,458
ServisFirst Bancshares, Inc. (b)	95,271	3,036,287
Tompkins Financial Corp.	28,133	2,110,256
Triumph Bancorp, Inc. (a)	116,843	3,470,237
Veritex Holdings, Inc. (a) (b)	170,400	3,643,152
Westamerica Bancorporation	129,180	7,192,742
		144,120,728
BEVERAGES — 0.1%
MGP Ingredients, Inc. (b)	38,526	2,197,908
BIOTECHNOLOGY — 3.3%
Acorda Therapeutics, Inc. (a)	87,731	1,366,849
Cytokinetics, Inc. (a) (b)	129,946	821,259
Eagle Pharmaceuticals, Inc. (a) (b)	53,202	2,143,508
Emergent BioSolutions, Inc. (a)	132,156	7,834,208
Enanta Pharmaceuticals, Inc. (a)	76,081	5,388,817
Momenta Pharmaceuticals, Inc. (a)	306,236	3,380,845
Myriad Genetics, Inc. (a)	191,501	5,566,934
Progenics Pharmaceuticals, Inc. (a)	408,660	1,716,372
REGENXBIO, Inc. (a)	145,508	6,104,061
Repligen Corp. (a) (b)	187,492	9,888,328
Spectrum Pharmaceuticals, Inc. (a) (b)	490,859	4,295,016
Vanda Pharmaceuticals, Inc. (a)	253,536	6,624,896
		55,131,093
BUILDING PRODUCTS — 1.7%
AAON, Inc. (b)	127,653	4,475,514
Gibraltar Industries, Inc. (a)	96,072	3,419,203
Insteel Industries, Inc.	48,587	1,179,692
PGT Innovations, Inc. (a)	151,171	2,396,060
Simpson Manufacturing Co., Inc.	97,989	5,304,145
Trex Co., Inc. (a)	183,494	10,892,204
		27,666,818
CAPITAL MARKETS — 1.2%
Blucora, Inc. (a)	231,887	6,177,470
Greenhill & Co., Inc.	51,364	1,253,282
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Investment Technology Group, Inc.	159,859	$ 4,834,136
Virtus Investment Partners, Inc.	18,280	1,451,980
Waddell & Reed Financial, Inc. Class A	189,267	3,421,947
WisdomTree Investments, Inc.	353,153	2,348,468
		19,487,283
CHEMICALS — 2.3%
Balchem Corp.	85,680	6,713,028
FutureFuel Corp.	63,584	1,008,442
Hawkins, Inc.	46,596	1,908,106
Ingevity Corp. (a)	115,608	9,675,233
Innospec, Inc.	118,002	7,287,804
Quaker Chemical Corp.	64,035	11,379,660
		37,972,273
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Brady Corp. Class A	160,878	6,991,758
Mobile Mini, Inc.	215,963	6,856,825
Tetra Tech, Inc.	131,102	6,787,150
UniFirst Corp.	74,124	10,604,921
US Ecology, Inc.	106,543	6,710,078
		37,950,732
COMMUNICATIONS EQUIPMENT — 1.0%
CalAmp Corp. (a)	102,481	1,333,278
Extreme Networks, Inc. (a)	285,965	1,744,386
Harmonic, Inc. (a)	419,073	1,978,025
Viavi Solutions, Inc. (a)	1,097,259	11,027,453
		16,083,142
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	98,729	4,312,483
CONSUMER FINANCE — 2.1%
FirstCash, Inc.	210,536	15,232,280
Green Dot Corp. Class A (a)	227,858	18,119,268
World Acceptance Corp. (a)	17,784	1,818,592
		35,170,140
DIVERSIFIED CONSUMER SERVICES — 1.2%
American Public Education, Inc. (a)	79,380	2,259,155
Career Education Corp. (a)	337,143	3,850,173
Regis Corp. (a)	160,655	2,723,102
Strategic Education, Inc.	104,319	11,831,861
		20,664,291
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	52,456	$ 3,752,178
Cogent Communications Holdings, Inc.	135,460	6,124,146
Consolidated Communications Holdings, Inc.	189,367	1,870,946
Iridium Communications, Inc. (a)	468,153	8,637,423
Vonage Holdings Corp. (a)	500,703	4,371,137
		24,755,830
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	104,230	5,225,050
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	89,419	3,608,951
Vicor Corp. (a)	78,212	2,955,631
		6,564,582
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Badger Meter, Inc.	74,611	3,671,607
Control4 Corp. (a)	69,746	1,227,530
CTS Corp.	159,873	4,139,112
Electro Scientific Industries, Inc. (a)	165,809	4,967,638
ePlus, Inc. (a)	33,749	2,401,916
Fabrinet (a)	108,595	5,572,009
FARO Technologies, Inc. (a)	43,067	1,750,243
KEMET Corp.	277,649	4,869,964
Knowles Corp. (a)	226,726	3,017,723
MTS Systems Corp.	37,952	1,523,014
OSI Systems, Inc. (a)	35,078	2,571,217
Park Electrochemical Corp.	41,915	757,404
Rogers Corp. (a)	59,597	5,903,679
		42,373,056
ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	625,125	4,682,186
Era Group, Inc. (a)	46,496	406,375
KLX Energy Services Holdings, Inc. (a)	108,038	2,533,491
Nabors Industries, Ltd.	771,079	1,542,158
Noble Corp. PLC (a)	512,864	1,343,704
Pioneer Energy Services Corp. (a)	378,041	464,990
ProPetro Holding Corp. (a)	355,409	4,378,639
Unit Corp. (a)	114,948	1,641,458
		16,993,001
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.2%
Marcus Corp.	96,568	$ 3,814,436
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.6%
Acadia Realty Trust REIT	224,635	5,337,328
Agree Realty Corp. REIT	166,618	9,850,456
American Assets Trust, Inc. REIT	102,278	4,108,507
Armada Hoffler Properties, Inc. REIT	239,822	3,371,897
CareTrust REIT, Inc.	405,451	7,484,625
Community Healthcare Trust, Inc. REIT	85,120	2,454,010
DiamondRock Hospitality Co. REIT	633,076	5,748,330
Easterly Government Properties, Inc. REIT	293,960	4,609,293
EastGroup Properties, Inc. REIT	173,090	15,877,546
Four Corners Property Trust, Inc. REIT	327,506	8,580,657
Getty Realty Corp. REIT	94,290	2,773,069
Global Net Lease, Inc. REIT (b)	154,411	2,720,722
Government Properties Income Trust REIT	498,911	3,427,519
LTC Properties, Inc. REIT	130,327	5,432,029
National Storage Affiliates Trust REIT	273,393	7,233,979
PS Business Parks, Inc. REIT	55,005	7,205,655
RPT Realty REIT (b)	244,105	2,917,055
Saul Centers, Inc. REIT	35,067	1,655,864
Universal Health Realty Income Trust REIT	38,463	2,360,474
Urstadt Biddle Properties, Inc. Class A REIT	144,054	2,768,718
Washington Prime Group, Inc. REIT	899,346	4,370,821
		110,288,554
FOOD & STAPLES RETAILING — 0.1%
Chefs' Warehouse, Inc. (a)	64,307	2,056,538
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	207,164	5,989,111
Calavo Growers, Inc. (b)	50,580	3,690,317
Cal-Maine Foods, Inc.	62,848	2,658,471
J&J Snack Foods Corp.	44,261	6,399,698
John B Sanfilippo & Son, Inc.	19,076	1,061,770
		19,799,367
GAS UTILITIES — 0.8%
Northwest Natural Holding Co.	91,979	5,561,050
Spire, Inc.	107,799	7,985,750
		13,546,800
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
AngioDynamics, Inc. (a)	179,431	3,611,946
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONMED Corp.	125,101	$ 8,031,484
CryoLife, Inc. (a)	164,430	4,666,523
Cutera, Inc. (a)	31,580	537,492
Heska Corp. (a)	33,053	2,845,863
Integer Holdings Corp. (a)	143,127	10,914,865
Lantheus Holdings, Inc. (a)	122,669	1,919,770
LeMaitre Vascular, Inc.	46,042	1,088,433
Meridian Bioscience, Inc.	204,966	3,558,210
Merit Medical Systems, Inc. (a)	263,440	14,702,586
Natus Medical, Inc. (a)	94,670	3,221,620
Neogen Corp. (a)	249,794	14,238,258
OraSure Technologies, Inc. (a)	133,170	1,555,426
Orthofix Medical, Inc. (a)	59,458	3,120,951
Surmodics, Inc. (a)	63,946	3,022,088
Tactile Systems Technology, Inc. (a)	81,237	3,700,345
Varex Imaging Corp. (a)	109,824	2,600,632
		83,336,492
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Addus HomeCare Corp. (a)	48,730	3,307,792
Amedisys, Inc. (a)	139,368	16,321,387
AMN Healthcare Services, Inc. (a)	225,120	12,755,299
BioTelemetry, Inc. (a)	160,961	9,612,591
Community Health Systems, Inc. (a) (b)	241,623	681,377
CorVel Corp. (a)	44,691	2,758,329
Ensign Group, Inc.	237,746	9,222,167
LHC Group, Inc. (a)	90,210	8,468,915
Quorum Health Corp. (a)	56,728	163,944
Tivity Health, Inc. (a) (b)	197,920	4,910,395
US Physical Therapy, Inc.	61,297	6,273,748
		74,475,944
HEALTH CARE TECHNOLOGY — 2.1%
Computer Programs & Systems, Inc.	29,230	733,673
HealthStream, Inc.	69,710	1,683,497
HMS Holdings Corp. (a)	403,102	11,339,259
NextGen Healthcare, Inc. (a)	231,328	3,504,619
Omnicell, Inc. (a)	190,390	11,659,484
Tabula Rasa HealthCare, Inc. (a)	82,137	5,237,055
		34,157,587
HOTELS, RESTAURANTS & LEISURE — 3.2%
Belmond, Ltd. Class A (a)	430,381	10,772,436
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
BJ's Restaurants, Inc.	102,910	$ 5,204,159
Chuy's Holdings, Inc. (a)	53,252	944,690
Dave & Buster's Entertainment, Inc.	187,712	8,364,447
Dine Brands Global, Inc. (b)	85,579	5,762,890
El Pollo Loco Holdings, Inc. (a)	107,596	1,632,231
Fiesta Restaurant Group, Inc. (a)	55,536	861,363
Monarch Casino & Resort, Inc. (a)	30,785	1,174,140
Ruth's Hospitality Group, Inc.	138,486	3,147,787
Shake Shack, Inc. Class A (a)	124,923	5,674,003
Wingstop, Inc.	141,570	9,087,378
		52,625,524
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	41,344	5,390,431
iRobot Corp. (a) (b)	133,045	11,141,188
		16,531,619
HOUSEHOLD PRODUCTS — 0.7%
WD-40 Co. (b)	66,517	12,189,905
INDUSTRIAL CONGLOMERATES — 0.4%
Raven Industries, Inc.	173,745	6,287,831
INSURANCE — 3.5%
American Equity Investment Life Holding Co.	205,263	5,735,048
AMERISAFE, Inc.	62,368	3,535,642
eHealth, Inc. (a)	78,775	3,026,535
HCI Group, Inc.	35,072	1,782,008
Navigators Group, Inc.	112,271	7,801,712
RLI Corp.	188,008	12,970,672
Selective Insurance Group, Inc.	183,840	11,203,210
United Fire Group, Inc.	103,031	5,713,069
Universal Insurance Holdings, Inc.	155,388	5,892,313
		57,660,209
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	185,858	3,016,475
INTERNET & DIRECT MARKETING RETAIL — 1.3%
Liquidity Services, Inc. (a)	127,867	788,940
Nutrisystem, Inc.	68,307	2,997,311
Shutterfly, Inc. (a) (b)	100,736	4,055,631
Shutterstock, Inc.	45,749	1,647,422
Stamps.com, Inc. (a)	81,780	12,728,239
		22,217,543
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 2.1%
Cardtronics PLC Class A (a)	180,523	$ 4,693,598
CSG Systems International, Inc.	69,288	2,201,280
EVERTEC, Inc.	186,788	5,360,816
ExlService Holdings, Inc. (a)	69,547	3,659,563
NIC, Inc.	147,991	1,846,928
Perficient, Inc. (a)	160,355	3,569,502
Travelport Worldwide, Ltd.	298,055	4,655,619
Unisys Corp. (a) (b)	246,583	2,867,760
Virtusa Corp. (a)	133,025	5,665,535
		34,520,601
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	296,206	4,531,952
Sturm Ruger & Co., Inc.	54,030	2,875,476
		7,407,428
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Cambrex Corp. (a)	115,161	4,348,480
Luminex Corp.	200,394	4,631,105
Medpace Holdings, Inc. (a)	124,900	6,610,957
		15,590,542
MACHINERY — 5.3%
Actuant Corp. Class A	153,516	3,222,301
Albany International Corp. Class A	140,171	8,750,876
Barnes Group, Inc.	98,121	5,261,248
Chart Industries, Inc. (a)	69,351	4,509,896
ESCO Technologies, Inc.	125,217	8,258,061
Federal Signal Corp.	163,065	3,244,993
Franklin Electric Co., Inc.	187,521	8,040,900
Harsco Corp. (a)	388,182	7,709,295
Hillenbrand, Inc.	126,556	4,800,269
John Bean Technologies Corp.	79,387	5,700,780
Lindsay Corp.	23,402	2,252,443
Proto Labs, Inc. (a)	130,033	14,666,422
SPX Corp. (a)	209,738	5,874,761
Tennant Co.	41,734	2,174,759
Watts Water Technologies, Inc. Class A	64,428	4,157,539
		88,624,543
MARINE — 0.4%
Matson, Inc.	206,355	6,607,487
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.3%
EW Scripps Co. Class A	272,403	$ 4,284,899
TechTarget, Inc. (a)	69,451	847,997
		5,132,896
METALS & MINING — 0.9%
AK Steel Holding Corp. (a) (b)	915,042	2,058,845
Kaiser Aluminum Corp.	79,783	7,123,824
Materion Corp.	63,584	2,860,644
SunCoke Energy, Inc. (a)	312,962	2,675,825
		14,719,138
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
ARMOUR Residential REIT, Inc.	114,555	2,348,377
Granite Point Mortgage Trust, Inc. REIT	102,918	1,855,612
New York Mortgage Trust, Inc. REIT	345,946	2,037,622
Redwood Trust, Inc. REIT	400,986	6,042,859
		12,284,470
MULTI-UTILITIES — 0.4%
Avista Corp.	149,229	6,339,248
OIL, GAS & CONSUMABLE FUELS — 1.2%
Bonanza Creek Energy, Inc. (a)	46,992	971,325
Carrizo Oil & Gas, Inc. (a)	411,821	4,649,459
CONSOL Energy, Inc. (a)	56,382	1,787,873
Denbury Resources, Inc. (a) (b)	2,225,906	3,806,299
HighPoint Resources Corp. (a)	533,921	1,329,463
Penn Virginia Corp. (a)	64,796	3,502,872
Renewable Energy Group, Inc. (a) (b)	180,327	4,634,404
		20,681,695
PERSONAL PRODUCTS — 1.0%
Avon Products, Inc. (a)	2,137,975	3,249,722
Inter Parfums, Inc.	83,303	5,462,177
Medifast, Inc.	57,837	7,230,782
		15,942,681
PHARMACEUTICALS — 2.4%
Akorn, Inc. (a)	181,946	616,797
Amphastar Pharmaceuticals, Inc. (a)	167,064	3,324,574
ANI Pharmaceuticals, Inc. (a)	40,090	1,804,852
Corcept Therapeutics, Inc. (a) (b)	507,846	6,784,823
Endo International PLC (a)	965,014	7,044,602
Innoviva, Inc. (a)	327,147	5,708,715
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Medicines Co. (a) (b)	238,339	$ 4,561,808
Phibro Animal Health Corp. Class A	45,892	1,475,887
Supernus Pharmaceuticals, Inc. (a)	252,552	8,389,777
		39,711,835
PROFESSIONAL SERVICES — 2.1%
Exponent, Inc.	249,838	12,669,285
Forrester Research, Inc.	49,461	2,210,907
FTI Consulting, Inc. (a)	89,023	5,932,493
Heidrick & Struggles International, Inc.	48,587	1,515,428
Korn/Ferry International	164,381	6,499,625
Navigant Consulting, Inc.	105,019	2,525,707
WageWorks, Inc. (a)	116,825	3,172,967
		34,526,412
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	79,374	2,632,042
Marcus & Millichap, Inc. (a)	102,773	3,528,197
		6,160,239
ROAD & RAIL — 0.2%
Heartland Express, Inc.	137,778	2,521,337
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Energy Industries, Inc. (a)	78,128	3,354,035
Axcelis Technologies, Inc. (a)	73,598	1,310,044
Brooks Automation, Inc.	346,931	9,082,654
Cabot Microelectronics Corp.	137,640	13,123,974
CEVA, Inc. (a)	46,613	1,029,681
Cohu, Inc.	88,548	1,422,966
Diodes, Inc. (a)	92,003	2,968,017
DSP Group, Inc. (a)	46,696	522,995
Kopin Corp. (a) (b)	173,678	173,504
MaxLinear, Inc. (a) (b)	185,069	3,257,214
Nanometrics, Inc. (a)	116,997	3,197,528
Power Integrations, Inc.	87,920	5,361,362
Rudolph Technologies, Inc. (a)	70,931	1,451,958
Semtech Corp. (a)	316,089	14,499,003
SMART Global Holdings, Inc. (a) (b)	42,620	1,265,814
SolarEdge Technologies, Inc. (a) (b)	136,390	4,787,289
		66,808,038
SOFTWARE — 3.3%
8x8, Inc. (a)	460,963	8,315,772
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Agilysys, Inc. (a)	85,333	$ 1,223,675
Alarm.com Holdings, Inc. (a) (b)	101,597	5,269,836
Bottomline Technologies DE, Inc. (a)	176,946	8,493,408
Ebix, Inc. (b)	60,931	2,593,223
LivePerson, Inc. (a)	180,449	3,403,268
MicroStrategy, Inc. Class A (a)	24,125	3,081,969
Monotype Imaging Holdings, Inc.	134,476	2,087,068
OneSpan, Inc. (a)	101,639	1,316,225
Progress Software Corp.	147,575	5,237,437
Qualys, Inc. (a)	99,840	7,462,042
SPS Commerce, Inc. (a)	85,355	7,031,545
		55,515,468
SPECIALTY RETAIL — 2.9%
Asbury Automotive Group, Inc. (a)	44,508	2,966,903
Ascena Retail Group, Inc. (a)	839,731	2,107,725
Children's Place, Inc. (b)	78,286	7,052,786
DSW, Inc. Class A	181,319	4,478,579
Guess?, Inc.	274,211	5,695,362
Monro, Inc.	158,463	10,894,331
RH (a) (b)	44,218	5,298,201
Shoe Carnival, Inc. (b)	48,484	1,624,699
Sleep Number Corp. (a)	160,535	5,093,776
Tailored Brands, Inc. (b)	241,228	3,290,350
		48,502,712
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)	551,905	5,612,874
Cray, Inc. (a)	114,455	2,471,083
Diebold Nixdorf, Inc. (b)	169,199	421,306
		8,505,263
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	322,824	8,386,968
Movado Group, Inc.	54,244	1,715,195
Oxford Industries, Inc.	54,840	3,895,834
Steven Madden, Ltd.	180,775	5,470,251
Wolverine World Wide, Inc.	284,150	9,061,543
		28,529,791
THRIFTS & MORTGAGE FINANCE — 0.5%
Axos Financial, Inc. (a) (b)	130,992	3,298,379
HomeStreet, Inc. (a)	65,279	1,385,873
NMI Holdings, Inc. Class A (a)	150,588	2,687,996
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TrustCo Bank Corp. NY	236,768	$ 1,624,228
		8,996,476
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	103,031	5,557,492
DXP Enterprises, Inc. (a)	77,299	2,152,004
Kaman Corp.	60,807	3,410,665
		11,120,161
WATER UTILITIES — 0.9%
American States Water Co.	120,770	8,096,421
California Water Service Group	132,422	6,311,232
		14,407,653
TOTAL COMMON STOCKS (Cost $1,666,820,767)		1,660,138,316
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	7,966,397	7,966,397
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	22,816,316	22,816,316
TOTAL SHORT-TERM INVESTMENTS (Cost $30,782,713)		30,782,713
TOTAL INVESTMENTS — 101.7% (Cost $1,697,603,480)		1,690,921,029
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(28,315,482)
NET ASSETS — 100.0%		$ 1,662,605,547
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,660,138,316	$—	$—	$1,660,138,316
Short-Term Investments	30,782,713	—	—	30,782,713
TOTAL INVESTMENTS	$1,690,921,029	$—	$—	$1,690,921,029
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,103,414	$ 4,103,414	$ 45,945,084	$ 42,082,101	$—	$—	7,966,397	$ 7,966,397	$ 41,079
State Street Navigator Securities Lending Government Money Market Portfolio	51,397,571	51,397,571	200,629,129	229,210,384	—	—	22,816,316	22,816,316	369,878
Total		$55,500,985	$246,574,213	$271,292,485	$—	$—		$30,782,713	$410,957
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	82,818	$ 3,092,387
Cubic Corp.	65,588	3,524,699
Mercury Systems, Inc. (a)	94,598	4,473,540
Moog, Inc. Class A	159,621	12,367,435
Triumph Group, Inc.	141,216	1,623,984
		25,082,045
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	125,066	5,276,535
Echo Global Logistics, Inc. (a)	139,483	2,835,689
Forward Air Corp.	51,404	2,819,509
Hub Group, Inc. Class A (a)	91,944	3,408,364
		14,340,097
AIRLINES — 0.9%
Hawaiian Holdings, Inc.	132,826	3,507,934
SkyWest, Inc.	254,857	11,333,491
		14,841,425
AUTO COMPONENTS — 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	545,870	6,059,157
Cooper Tire & Rubber Co. (b)	246,217	7,960,196
Cooper-Standard Holdings, Inc. (a)	80,828	5,021,035
Garrett Motion, Inc. (a) (b)	361,666	4,462,958
Gentherm, Inc. (a)	52,838	2,112,463
LCI Industries	123,996	8,282,933
Motorcar Parts of America, Inc. (a) (b)	92,429	1,538,019
Standard Motor Products, Inc.	49,328	2,388,955
Superior Industries International, Inc.	128,363	617,426
		38,443,142
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	141,852	3,434,237
BANKS — 10.4%
Ameris Bancorp	194,942	6,173,813
Banc of California, Inc.	208,443	2,774,376
Banner Corp.	154,900	8,284,052
Berkshire Hills Bancorp, Inc.	197,574	5,328,571
Boston Private Financial Holdings, Inc.	412,369	4,358,740
Brookline Bancorp, Inc.	184,857	2,554,724
Central Pacific Financial Corp.	69,872	1,701,383
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Columbia Banking System, Inc.	359,658	$ 13,051,989
Customers Bancorp, Inc. (a)	142,426	2,592,153
CVB Financial Corp.	265,285	5,366,716
Eagle Bancorp, Inc. (a)	155,445	7,571,726
Fidelity Southern Corp.	62,647	1,630,075
First BanCorp	520,195	4,473,677
First Commonwealth Financial Corp.	485,882	5,869,455
First Financial Bancorp	480,849	11,405,738
First Midwest Bancorp, Inc.	233,927	4,634,094
Franklin Financial Network, Inc. (a)	59,588	1,571,336
Great Western Bancorp, Inc.	152,150	4,754,688
Green Bancorp, Inc.	129,678	2,222,681
Hanmi Financial Corp.	155,320	3,059,804
Heritage Financial Corp.	71,357	2,120,730
Hope Bancorp, Inc.	597,894	7,091,023
National Bank Holdings Corp. Class A	51,812	1,599,436
NBT Bancorp, Inc.	213,407	7,381,748
OFG Bancorp	115,072	1,894,085
Opus Bank	105,731	2,071,270
Pacific Premier Bancorp, Inc. (a)	219,824	5,609,908
Preferred Bank	37,512	1,626,145
S&T Bancorp, Inc.	77,020	2,914,437
ServisFirst Bancshares, Inc.	127,652	4,068,269
Simmons First National Corp. Class A	454,466	10,966,265
Southside Bancshares, Inc.	161,491	5,127,339
Tompkins Financial Corp.	32,042	2,403,470
United Community Banks, Inc.	389,444	8,357,468
Veritex Holdings, Inc. (a) (b)	40,291	861,422
		163,472,806
BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	22,712	4,028,654
MGP Ingredients, Inc. (b)	22,812	1,301,425
		5,330,079
BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	104,154	1,622,719
AMAG Pharmaceuticals, Inc. (a) (b)	168,803	2,564,118
Cytokinetics, Inc. (a)	123,016	777,461
Emergent BioSolutions, Inc. (a)	85,476	5,067,017
Momenta Pharmaceuticals, Inc. (a)	159,492	1,760,792
Myriad Genetics, Inc. (a)	171,760	4,993,063
		16,785,170
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 2.7%
AAON, Inc.	69,496	$ 2,436,530
American Woodmark Corp. (a)	75,132	4,183,350
Apogee Enterprises, Inc.	137,765	4,112,285
Gibraltar Industries, Inc. (a)	59,577	2,120,345
Griffon Corp.	165,180	1,726,131
Insteel Industries, Inc.	40,199	976,032
Patrick Industries, Inc. (a)	111,428	3,299,383
PGT Innovations, Inc. (a)	130,292	2,065,128
Quanex Building Products Corp.	171,873	2,335,754
Simpson Manufacturing Co., Inc.	103,116	5,581,669
Trex Co., Inc. (a)	100,484	5,964,730
Universal Forest Products, Inc.	303,161	7,870,060
		42,671,397
CAPITAL MARKETS — 1.1%
Donnelley Financial Solutions, Inc. (a)	166,602	2,337,426
Greenhill & Co., Inc. (b)	33,180	809,592
INTL. FCStone, Inc. (a)	77,658	2,840,730
Piper Jaffray Cos.	72,425	4,768,462
Virtus Investment Partners, Inc.	16,448	1,306,465
Waddell & Reed Financial, Inc. Class A (b)	191,391	3,460,349
WisdomTree Investments, Inc.	204,645	1,360,889
		16,883,913
CHEMICALS — 3.2%
AdvanSix, Inc. (a)	145,615	3,544,269
American Vanguard Corp.	130,347	1,979,971
Balchem Corp.	71,643	5,613,229
FutureFuel Corp.	61,824	980,529
HB Fuller Co.	248,992	10,624,489
Ingevity Corp. (a)	88,209	7,382,211
Innophos Holdings, Inc.	95,840	2,350,955
Koppers Holdings, Inc. (a)	100,176	1,706,999
Kraton Corp. (a)	156,144	3,410,185
LSB Industries, Inc. (a)	114,445	631,736
Rayonier Advanced Materials, Inc. (b)	249,562	2,657,835
Stepan Co.	99,077	7,331,698
Tredegar Corp.	124,850	1,980,121
		50,194,227
COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	323,510	10,387,906
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Brady Corp. Class A	76,518	$ 3,325,472
Essendant, Inc.	132,901	1,671,895
Interface, Inc.	290,900	4,145,325
LSC Communications, Inc.	162,879	1,140,153
Matthews International Corp. Class A	156,688	6,364,667
Multi-Color Corp.	68,145	2,391,208
RR Donnelley & Sons Co.	344,056	1,362,462
Team, Inc. (a) (b)	146,987	2,153,359
Tetra Tech, Inc.	138,855	7,188,523
Viad Corp.	99,446	4,981,250
		45,112,220
COMMUNICATIONS EQUIPMENT — 2.0%
ADTRAN, Inc.	232,816	2,500,444
Applied Optoelectronics, Inc. (a) (b)	91,964	1,419,004
CalAmp Corp. (a)	66,212	861,418
Comtech Telecommunications Corp.	119,892	2,918,171
Digi International, Inc. (a)	134,196	1,354,038
Extreme Networks, Inc. (a)	289,176	1,763,974
Finisar Corp. (a)	576,537	12,453,199
NETGEAR, Inc. (a)	154,121	8,018,916
		31,289,164
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	157,872	2,576,471
Arcosa, Inc. (a)	238,309	6,598,776
Comfort Systems USA, Inc.	81,720	3,569,529
MYR Group, Inc. (a)	80,933	2,279,883
Orion Group Holdings, Inc. (a)	160,048	686,606
		15,711,265
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	78,072	2,754,380
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	125,151	2,941,049
Enova International, Inc. (a)	169,531	3,299,073
EZCORP, Inc. Class A (a) (b)	252,201	1,949,514
PRA Group, Inc. (a) (b)	221,365	5,394,665
World Acceptance Corp. (a)	14,754	1,508,744
		15,093,045
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	172,727	2,609,905
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	223,391	$ 5,193,841
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cincinnati Bell, Inc. (a)	245,140	1,907,189
Cogent Communications Holdings, Inc.	67,428	3,048,420
Consolidated Communications Holdings, Inc. (b)	156,709	1,548,285
Frontier Communications Corp. (b)	515,756	1,227,499
Vonage Holdings Corp. (a)	570,848	4,983,503
		12,714,896
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	93,496	4,686,955
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	36,922	1,490,172
Encore Wire Corp.	102,038	5,120,267
Powell Industries, Inc.	42,598	1,065,376
		7,675,815
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Anixter International, Inc. (a)	141,595	7,690,024
Badger Meter, Inc.	66,902	3,292,247
Bel Fuse, Inc. Class B	55,698	1,025,957
Benchmark Electronics, Inc.	213,631	4,524,705
Control4 Corp. (a)	60,024	1,056,422
Daktronics, Inc.	208,115	1,540,051
ePlus, Inc. (a)	32,788	2,333,522
Fabrinet (a)	70,216	3,602,783
FARO Technologies, Inc. (a)	40,466	1,644,538
II-VI, Inc. (a)	293,716	9,534,021
Insight Enterprises, Inc. (a)	173,410	7,066,458
Itron, Inc. (a)	164,784	7,792,635
Knowles Corp. (a)	211,544	2,815,651
Methode Electronics, Inc.	180,741	4,209,458
MTS Systems Corp.	48,888	1,961,875
OSI Systems, Inc. (a)	47,545	3,485,049
Park Electrochemical Corp.	45,206	816,872
Plexus Corp. (a)	154,738	7,904,017
Rogers Corp. (a)	29,608	2,932,969
Sanmina Corp. (a)	335,693	8,076,774
ScanSource, Inc. (a)	125,116	4,301,488
TTM Technologies, Inc. (a)	450,893	4,387,189
		91,994,705
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.5%
Bristow Group, Inc. (a) (b)	195,213	$ 474,368
C&J Energy Services, Inc. (a)	305,977	4,130,689
CARBO Ceramics, Inc. (a) (b)	113,779	395,951
Era Group, Inc. (a)	53,013	463,334
Exterran Corp. (a)	153,697	2,720,437
Geospace Technologies Corp. (a)	66,433	684,924
Gulf Island Fabrication, Inc.	76,802	554,510
Helix Energy Solutions Group, Inc. (a)	680,591	3,681,997
Matrix Service Co. (a)	132,265	2,372,834
Nabors Industries, Ltd. (b)	811,444	1,622,888
Newpark Resources, Inc. (a)	443,790	3,048,837
Noble Corp. PLC (a) (b)	687,397	1,800,980
Oil States International, Inc. (a)	293,102	4,185,497
SEACOR Holdings, Inc. (a)	83,829	3,101,673
Superior Energy Services, Inc. (a)	755,135	2,529,702
TETRA Technologies, Inc. (a)	614,348	1,032,105
Unit Corp. (a)	147,904	2,112,069
US Silica Holdings, Inc. (b)	378,738	3,855,553
		38,768,348
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.8%
Acadia Realty Trust REIT	171,388	4,072,179
American Assets Trust, Inc. REIT	81,197	3,261,684
CBL & Associates Properties, Inc. REIT (b)	843,848	1,620,188
Cedar Realty Trust, Inc. REIT	431,165	1,353,858
Chatham Lodging Trust REIT	227,338	4,019,336
Chesapeake Lodging Trust REIT	295,175	7,187,511
DiamondRock Hospitality Co. REIT	375,911	3,413,272
Franklin Street Properties Corp. REIT	523,988	3,264,445
Getty Realty Corp. REIT	69,053	2,030,849
Global Net Lease, Inc. REIT (b)	215,633	3,799,453
Government Properties Income Trust REIT (b)	437,620	3,006,449
Hersha Hospitality Trust REIT	177,249	3,108,947
Independence Realty Trust, Inc. REIT	434,503	3,988,738
iStar, Inc. REIT (b)	332,233	3,046,577
Kite Realty Group Trust REIT	409,066	5,763,740
Lexington Realty Trust REIT	1,033,820	8,487,662
LTC Properties, Inc. REIT	61,970	2,582,910
Pennsylvania Real Estate Investment Trust (b)	313,399	1,861,590
PS Business Parks, Inc. REIT	41,964	5,497,284
Retail Opportunity Investments Corp. REIT	560,199	8,895,960
RPT Realty REIT (b)	154,604	1,847,518
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	21,416	$ 1,011,264
Summit Hotel Properties, Inc. REIT	511,988	4,981,643
Universal Health Realty Income Trust REIT	22,912	1,406,109
Whitestone REIT	194,377	2,383,062
		91,892,228
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	128,649	3,845,319
Chefs' Warehouse, Inc. (a)	47,398	1,515,788
SpartanNash Co.	175,634	3,017,392
United Natural Foods, Inc. (a)	248,342	2,629,942
		11,008,441
FOOD PRODUCTS — 2.0%
B&G Foods, Inc. (b)	112,820	3,261,626
Calavo Growers, Inc.	25,244	1,841,803
Cal-Maine Foods, Inc.	84,200	3,561,660
Darling Ingredients, Inc. (a)	808,130	15,548,421
Dean Foods Co. (b)	446,674	1,701,828
J&J Snack Foods Corp.	28,644	4,141,636
John B Sanfilippo & Son, Inc.	23,517	1,308,956
Seneca Foods Corp. Class A (a)	32,787	925,249
		32,291,179
GAS UTILITIES — 1.6%
Northwest Natural Holding Co.	47,948	2,898,936
South Jersey Industries, Inc. (b)	419,922	11,673,831
Spire, Inc.	139,422	10,328,382
		24,901,149
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Anika Therapeutics, Inc. (a)	69,406	2,332,736
Cutera, Inc. (a)	35,996	612,652
Invacare Corp. (b)	181,939	782,338
Lantheus Holdings, Inc. (a)	63,880	999,722
LeMaitre Vascular, Inc.	31,024	733,407
Natus Medical, Inc. (a)	69,361	2,360,355
OraSure Technologies, Inc. (a)	164,664	1,923,275
Orthofix Medical, Inc. (a)	32,348	1,697,946
Varex Imaging Corp. (a)	74,495	1,764,042
		13,206,473
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Community Health Systems, Inc. (a) (b)	323,912	913,432
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Cross Country Healthcare, Inc. (a)	177,140	$ 1,298,436
Diplomat Pharmacy, Inc. (a) (b)	276,637	3,723,534
LHC Group, Inc. (a)	51,304	4,816,419
Magellan Health, Inc. (a)	119,395	6,792,382
Owens & Minor, Inc. (b)	304,330	1,926,409
Providence Service Corp. (a)	53,836	3,231,237
Quorum Health Corp. (a)	67,424	194,855
Select Medical Holdings Corp. (a)	532,349	8,171,557
		31,068,261
HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs & Systems, Inc.	35,145	882,140
HealthStream, Inc.	53,610	1,294,681
		2,176,821
HOTELS, RESTAURANTS & LEISURE — 0.3%
Chuy's Holdings, Inc. (a)	29,002	514,495
Fiesta Restaurant Group, Inc. (a)	58,453	906,606
Monarch Casino & Resort, Inc. (a)	26,568	1,013,304
Red Robin Gourmet Burgers, Inc. (a)	63,390	1,693,781
		4,128,186
HOUSEHOLD DURABLES — 2.7%
Ethan Allen Interiors, Inc.	120,723	2,123,518
Installed Building Products, Inc. (a)	106,765	3,596,913
La-Z-Boy, Inc.	228,827	6,340,796
LGI Homes, Inc. (a) (b)	91,048	4,117,190
M/I Homes, Inc. (a)	136,413	2,867,401
MDC Holdings, Inc.	221,298	6,220,687
Meritage Homes Corp. (a)	183,565	6,740,507
TopBuild Corp. (a)	173,976	7,828,920
Universal Electronics, Inc. (a)	67,502	1,706,451
William Lyon Homes Class A (a)	160,935	1,720,395
		43,262,778
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	50,496	1,739,587
Central Garden & Pet Co. Class A (a)	200,052	6,251,625
		7,991,212
INSURANCE — 4.1%
Ambac Financial Group, Inc. (a)	221,549	3,819,505
American Equity Investment Life Holding Co.	233,967	6,537,038
AMERISAFE, Inc.	31,083	1,762,095
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Employers Holdings, Inc.	160,300	$ 6,727,791
Horace Mann Educators Corp.	201,351	7,540,595
James River Group Holdings, Ltd.	146,353	5,347,739
Maiden Holdings, Ltd.	379,659	626,437
ProAssurance Corp.	263,536	10,689,020
Safety Insurance Group, Inc.	70,966	5,805,728
Selective Insurance Group, Inc.	100,734	6,138,730
Stewart Information Services Corp.	115,992	4,802,069
Third Point Reinsurance, Ltd. (a)	363,593	3,505,037
United Insurance Holdings Corp.	105,010	1,745,266
		65,047,050
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Nutrisystem, Inc.	74,724	3,278,889
PetMed Express, Inc. (b)	100,992	2,349,074
Shutterfly, Inc. (a) (b)	62,389	2,511,781
Shutterstock, Inc.	44,508	1,602,733
		9,742,477
IT SERVICES — 2.0%
CSG Systems International, Inc.	95,305	3,027,840
EVERTEC, Inc.	106,192	3,047,710
ExlService Holdings, Inc. (a)	97,136	5,111,296
ManTech International Corp. Class A	129,752	6,785,381
NIC, Inc.	175,708	2,192,836
Sykes Enterprises, Inc. (a)	194,380	4,807,018
Travelport Worldwide, Ltd.	339,852	5,308,488
TTEC Holdings, Inc.	67,728	1,934,989
		32,215,558
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	140,485	2,149,421
Nautilus, Inc. (a)	145,520	1,586,168
Sturm Ruger & Co., Inc.	30,702	1,633,960
Vista Outdoor, Inc. (a)	281,346	3,193,277
		8,562,826
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Cambrex Corp. (a)	47,581	1,796,659
MACHINERY — 5.5%
Actuant Corp. Class A	143,213	3,006,041
Alamo Group, Inc.	47,048	3,637,751
Astec Industries, Inc.	111,430	3,364,072
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Barnes Group, Inc.	131,508	$ 7,051,459
Briggs & Stratton Corp.	207,109	2,708,986
Chart Industries, Inc. (a)	82,297	5,351,774
CIRCOR International, Inc.	97,009	2,066,292
EnPro Industries, Inc.	101,392	6,093,659
Federal Signal Corp.	129,483	2,576,712
Greenbrier Cos., Inc.	158,089	6,250,839
Hillenbrand, Inc.	176,747	6,704,014
John Bean Technologies Corp.	74,116	5,322,270
Lindsay Corp.	29,301	2,820,221
Lydall, Inc. (a)	85,021	1,726,776
Mueller Industries, Inc.	281,813	6,583,152
SPX FLOW, Inc. (a)	207,916	6,324,805
Standex International Corp.	62,721	4,213,597
Tennant Co.	46,015	2,397,841
Titan International, Inc.	245,988	1,146,304
Wabash National Corp.	273,871	3,582,233
Watts Water Technologies, Inc. Class A	70,554	4,552,849
		87,481,647
MEDIA — 0.9%
Gannett Co., Inc. (b)	552,693	4,714,471
New Media Investment Group, Inc.	265,145	3,067,728
Scholastic Corp.	135,654	5,461,430
TechTarget, Inc. (a)	37,820	461,782
		13,705,411
METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	616,822	1,387,850
Century Aluminum Co. (a)	239,833	1,753,179
Haynes International, Inc.	61,132	1,613,885
Materion Corp.	34,628	1,557,914
Olympic Steel, Inc.	51,531	735,347
TimkenSteel Corp. (a) (b)	191,742	1,675,825
		8,724,000
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.0%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	552,558	9,205,616
ARMOUR Residential REIT, Inc.	91,047	1,866,463
Capstead Mortgage Corp. REIT	444,360	2,963,881
Granite Point Mortgage Trust, Inc. REIT	108,291	1,952,487
Invesco Mortgage Capital, Inc. REIT	548,962	7,948,970
New York Mortgage Trust, Inc. REIT (b)	410,594	2,418,399
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	297,860	$ 5,546,153
		31,901,969
MULTI-UTILITIES — 0.5%
Avista Corp.	170,165	7,228,609
MULTILINE RETAIL — 0.1%
JC Penney Co., Inc. (a) (b)	1,541,340	1,602,994
OIL, GAS & CONSUMABLE FUELS — 2.2%
Bonanza Creek Energy, Inc. (a)	43,827	905,904
Cloud Peak Energy, Inc. (a)	425,602	155,898
CONSOL Energy, Inc. (a)	78,717	2,496,116
Green Plains, Inc.	190,248	2,494,152
Gulfport Energy Corp. (a)	770,655	5,047,790
Laredo Petroleum, Inc. (a)	742,955	2,689,497
Par Pacific Holdings, Inc. (a)	136,783	1,939,583
PDC Energy, Inc. (a)	324,755	9,664,709
REX American Resources Corp. (a)	27,780	1,892,096
Ring Energy, Inc. (a)	278,127	1,412,885
SRC Energy, Inc. (a) (b)	1,185,563	5,572,146
		34,270,776
PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co.	190,172	4,535,602
Clearwater Paper Corp. (a)	80,405	1,959,470
Neenah, Inc.	82,418	4,856,069
PH Glatfelter Co.	213,921	2,087,869
Schweitzer-Mauduit International, Inc.	150,343	3,766,092
		17,205,102
PHARMACEUTICALS — 0.4%
Akorn, Inc. (a)	275,992	935,613
Assertio Therapeutics, Inc. (a)	312,480	1,128,053
Lannett Co., Inc. (a) (b)	165,627	821,510
Medicines Co. (a) (b)	80,342	1,537,746
Phibro Animal Health Corp. Class A	52,320	1,682,611
		6,105,533
PROFESSIONAL SERVICES — 1.7%
FTI Consulting, Inc. (a)	97,550	6,500,732
Heidrick & Struggles International, Inc.	43,573	1,359,042
Kelly Services, Inc. Class A	152,370	3,120,538
Korn/Ferry International	110,820	4,381,823
Navigant Consulting, Inc.	101,956	2,452,042
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Resources Connection, Inc.	144,927	$ 2,057,963
TrueBlue, Inc. (a)	197,840	4,401,940
WageWorks, Inc. (a)	75,540	2,051,666
		26,325,746
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	110,820	3,674,791
RE/MAX Holdings, Inc. Class A	86,704	2,666,148
		6,340,939
ROAD & RAIL — 1.0%
ArcBest Corp.	125,847	4,311,518
Heartland Express, Inc.	92,906	1,700,180
Marten Transport, Ltd.	189,007	3,060,023
Saia, Inc. (a)	125,566	7,009,094
		16,080,815
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	109,096	4,683,491
Axcelis Technologies, Inc. (a)	83,952	1,494,346
CEVA, Inc. (a)	59,924	1,323,721
Cohu, Inc.	109,404	1,758,122
Diodes, Inc. (a)	100,777	3,251,066
DSP Group, Inc. (a)	47,139	527,957
FormFactor, Inc. (a)	362,076	5,101,651
Ichor Holdings, Ltd. (a) (b)	111,708	1,820,840
Kopin Corp. (a) (b)	125,055	124,930
Kulicke & Soffa Industries, Inc.	328,212	6,652,857
MaxLinear, Inc. (a)	119,640	2,105,664
PDF Solutions, Inc. (a) (b)	135,620	1,143,277
Photronics, Inc. (a)	334,229	3,235,337
Power Integrations, Inc.	54,451	3,320,422
Rambus, Inc. (a)	530,188	4,066,542
Rudolph Technologies, Inc. (a)	84,160	1,722,755
SMART Global Holdings, Inc. (a) (b)	17,640	523,908
SolarEdge Technologies, Inc. (a) (b)	71,476	2,508,808
Ultra Clean Holdings, Inc. (a) (b)	190,633	1,614,661
Veeco Instruments, Inc. (a)	233,522	1,730,398
Xperi Corp.	236,564	4,350,412
		53,061,165
SOFTWARE — 1.6%
Alarm.com Holdings, Inc. (a)	68,528	3,554,547
Ebix, Inc. (b)	48,364	2,058,372
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LivePerson, Inc. (a)	102,629	$ 1,935,583
MicroStrategy, Inc. Class A (a)	21,617	2,761,572
Monotype Imaging Holdings, Inc.	66,991	1,039,700
OneSpan, Inc. (a)	50,650	655,918
Progress Software Corp.	70,268	2,493,811
Qualys, Inc. (a)	64,588	4,827,307
TiVo Corp.	605,557	5,698,292
		25,025,102
SPECIALTY RETAIL — 5.3%
Abercrombie & Fitch Co. Class A	321,731	6,450,707
Asbury Automotive Group, Inc. (a)	50,807	3,386,795
Barnes & Noble Education, Inc. (a)	190,181	762,626
Barnes & Noble, Inc. (b)	278,923	1,977,564
Buckle, Inc. (b)	138,937	2,687,042
Caleres, Inc.	211,152	5,876,360
Cato Corp. Class A	111,649	1,593,231
Chico's FAS, Inc.	614,489	3,453,428
DSW, Inc. Class A	149,959	3,703,987
Express, Inc. (a) (b)	358,582	1,832,354
Francesca's Holdings Corp. (a) (b)	184,918	179,518
GameStop Corp. Class A (b)	498,228	6,287,637
Genesco, Inc. (a)	98,696	4,372,233
Group 1 Automotive, Inc.	89,018	4,693,029
Haverty Furniture Cos., Inc.	92,694	1,740,793
Hibbett Sports, Inc. (a) (b)	90,663	1,296,481
Kirkland's, Inc. (a)	72,583	691,716
Lithia Motors, Inc. Class A (b)	110,716	8,450,952
Lumber Liquidators Holdings, Inc. (a) (b)	139,855	1,331,420
MarineMax, Inc. (a)	111,739	2,045,941
Office Depot, Inc.	2,674,050	6,899,049
Rent-A-Center, Inc. (a)	218,030	3,529,906
RH (a)	46,540	5,576,423
Sonic Automotive, Inc. Class A (b)	115,591	1,590,532
Tile Shop Holdings, Inc.	190,828	1,045,737
Vitamin Shoppe, Inc. (a)	80,354	380,878
Zumiez, Inc. (a)	92,293	1,769,257
		83,605,596
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Cray, Inc. (a)	83,796	1,809,156
Diebold Nixdorf, Inc. (b)	200,876	500,181
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Electronics For Imaging, Inc. (a)	214,704	$ 5,324,659
		7,633,996
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Fossil Group, Inc. (a) (b)	222,335	3,497,330
G-III Apparel Group, Ltd. (a)	204,988	5,717,115
Movado Group, Inc.	25,837	816,966
Oxford Industries, Inc.	27,371	1,944,436
Steven Madden, Ltd.	206,158	6,238,341
Unifi, Inc. (a)	71,010	1,621,868
Vera Bradley, Inc. (a)	118,602	1,016,419
Wolverine World Wide, Inc.	176,067	5,614,777
		26,467,252
THRIFTS & MORTGAGE FINANCE — 2.9%
Axos Financial, Inc. (a)	137,796	3,469,703
Dime Community Bancshares, Inc.	151,417	2,571,061
Flagstar Bancorp, Inc. (a)	143,667	3,792,809
HomeStreet, Inc. (a)	65,988	1,400,925
Meta Financial Group, Inc.	134,756	2,612,919
NMI Holdings, Inc. Class A (a)	171,760	3,065,916
Northfield Bancorp, Inc.	230,028	3,116,879
Northwest Bancshares, Inc.	507,810	8,602,302
Oritani Financial Corp.	188,943	2,786,909
Provident Financial Services, Inc.	302,439	7,297,853
TrustCo Bank Corp. NY	231,503	1,588,111
Walker & Dunlop, Inc.	140,428	6,073,511
		46,378,898
TOBACCO — 0.4%
Universal Corp.	122,873	6,653,573
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	85,199	4,595,634
Kaman Corp.	75,114	4,213,144
Veritiv Corp. (a)	61,918	1,546,093
		10,354,871
WATER UTILITIES — 0.5%
American States Water Co.	57,422	3,849,571
California Water Service Group	100,962	4,811,849
		8,661,420
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	88,382	$ 1,171,945
TOTAL COMMON STOCKS (Cost $1,775,974,299)		1,570,361,734
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d) (Cost $259,052)	135,629	271,258
TOTAL RIGHTS (Cost $259,052)		271,258
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	7,387,251	7,387,251
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	27,542,886	27,542,886
TOTAL SHORT-TERM INVESTMENTS (Cost $34,930,137)		34,930,137
TOTAL INVESTMENTS — 101.8% (Cost $1,811,163,488)		1,605,563,129
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(28,806,514)
NET ASSETS — 100.0%		$ 1,576,756,615
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $271,258 representing 0.0% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,570,361,734	$ —	$—	$1,570,361,734
Rights	—	271,258	—	271,258
Short-Term Investments	34,930,137	—	—	34,930,137
TOTAL INVESTMENTS	$1,605,291,871	$271,258	$—	$1,605,563,129
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,679,889	$ 4,679,889	$ 77,888,001	$ 75,180,639	$—	$—	7,387,251	$ 7,387,251	$ 47,737
State Street Navigator Securities Lending Government Money Market Portfolio	35,087,533	35,087,533	184,546,814	192,091,461	—	—	27,542,886	27,542,886	359,142
Total		$39,767,422	$262,434,815	$267,272,100	$—	$—		$34,930,137	$406,879
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,103,122,700	$ 932,675,574
Investments in affiliated issuers, at value	11,712,807	4,922,280
Total Investments	1,114,835,507	937,597,854
Cash	897	787
Receivable for investments sold	536,359	1,192,064
Receivable for fund shares sold	—	15,519,773
Dividends receivable — unaffiliated issuers	1,139,239	1,211,456
Dividends receivable — affiliated issuers	1,942	2,336
Securities lending income receivable — unaffiliated issuers	6,449	5,784
Securities lending income receivable — affiliated issuers	4,983	4,602
TOTAL ASSETS	1,116,525,376	955,534,656
LIABILITIES
Payable upon return of securities loaned	10,299,736	4,523,065
Payable for investments purchased	1,214,356	17,491,912
Advisory fee payable	150,606	123,637
Trustees’ fees and expenses payable	258	173
TOTAL LIABILITIES	11,664,956	22,138,787
NET ASSETS	$1,104,860,420	$ 933,395,869
NET ASSETS CONSIST OF:
Paid-in Capital	$1,277,374,209	$1,101,224,868
Total distributable earnings (loss)	(172,513,789)	(167,828,999)
NET ASSETS	$1,104,860,420	$ 933,395,869
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.84	$ 44.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	24,100,000	21,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,124,020,838	$1,012,183,626
Investments in affiliated issuers	11,712,807	4,922,280
Total cost of investments	$1,135,733,645	$1,017,105,906
* Includes investments in securities on loan, at value	$ 65,920,077	$ 37,229,735
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,077,785,866	$1,660,138,316	$1,570,632,992
Investments in affiliated issuers, at value	15,821,539	30,782,713	34,930,137
Total Investments	1,093,607,405	1,690,921,029	1,605,563,129
Cash	8,324	7,938	557
Receivable for investments sold	1,684,036	3,553,914	—
Receivable for fund shares sold	66,756	—	16,069,715
Dividends receivable — unaffiliated issuers	1,277,286	1,364,323	2,773,240
Dividends receivable — affiliated issuers	2,443	9,951	9,652
Securities lending income receivable — unaffiliated issuers	6,573	12,104	10,323
Securities lending income receivable — affiliated issuers	20,559	32,742	48,115
TOTAL ASSETS	1,096,673,382	1,695,902,001	1,624,474,731
LIABILITIES
Payable upon return of securities loaned	14,210,291	22,816,316	27,542,886
Payable for investments purchased	3,225,487	10,252,340	19,967,512
Advisory fee payable	131,577	227,360	207,365
Trustees’ fees and expenses payable	229	438	353
TOTAL LIABILITIES	17,567,584	33,296,454	47,718,116
NET ASSETS	$1,079,105,798	$1,662,605,547	$1,576,756,615
NET ASSETS CONSIST OF:
Paid-in Capital	$1,160,444,313	$1,931,900,919	$1,967,692,293
Total distributable earnings (loss)	(81,338,515)	(269,295,372)	(390,935,678)
NET ASSETS	$1,079,105,798	$1,662,605,547	$1,576,756,615
NET ASSET VALUE PER SHARE
Net asset value per share	$ 59.95	$ 53.98	$ 53.81
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,000,046	30,800,028	29,302,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,148,140,380	$1,666,820,767	$1,776,233,351
Investments in affiliated issuers	15,821,539	30,782,713	34,930,137
Total cost of investments	$1,163,961,919	$1,697,603,480	$1,811,163,488
* Includes investments in securities on loan, at value	$ 68,501,623	$ 89,024,969	$ 77,845,754
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,286,480	$ 9,527,251
Dividend income — affiliated issuers	11,174	10,125
Unaffiliated securities lending income	30,042	32,125
Affiliated securities lending income	39,005	51,685
Foreign taxes withheld	(4,216)	(4,293)
TOTAL INVESTMENT INCOME (LOSS)	9,362,485	9,616,893
EXPENSES
Advisory fee	941,102	689,255
Trustees’ fees and expenses	10,455	7,028
Miscellaneous expenses	—	459
TOTAL EXPENSES	951,557	696,742
NET INVESTMENT INCOME (LOSS)	8,410,928	8,920,151
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(149,461,069)	(79,303,749)
In-kind redemptions — unaffiliated issuers	51,752,501	27,309,174
Net realized gain (loss)	(97,708,568)	(51,994,575)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(107,719,834)	(107,145,770)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(205,428,402)	(159,140,345)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(197,017,474)	$(150,220,194)
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,550,991	$ 10,924,710	$ 17,712,001
Dividend income — affiliated issuers	14,403	41,079	47,737
Unaffiliated securities lending income	58,056	96,790	87,008
Affiliated securities lending income	198,075	369,878	359,142
Foreign taxes withheld	(1,780)	(679)	(4,883)
TOTAL INVESTMENT INCOME (LOSS)	8,819,745	11,431,778	18,201,005
EXPENSES
Advisory fee	845,603	1,583,219	1,343,024
Trustees’ fees and expenses	9,291	17,709	14,239
TOTAL EXPENSES	854,894	1,600,928	1,357,263
NET INVESTMENT INCOME (LOSS)	7,964,851	9,830,850	16,843,742
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,063,090)	(236,859,991)	(161,567,027)
In-kind redemptions — unaffiliated issuers	41,470,641	206,971,321	107,484,084
Net realized gain (loss)	35,407,551	(29,888,670)	(54,082,943)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(235,372,945)	(280,354,610)	(324,610,725)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(199,965,394)	(310,243,280)	(378,693,668)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(192,000,543)	$(300,412,430)	$(361,849,926)
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,410,928	$ 11,173,299
Net realized gain (loss)	(97,708,568)	136,236,942
Net change in unrealized appreciation/depreciation	(107,719,834)	18,475,275
Net increase (decrease) in net assets resulting from operations	(197,017,474)	165,885,516
Net equalization credits and charges	237,082	1,197,535
Distributions to shareholders (Note 11):	(9,157,135)	(26,238,977)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	364,063,591	935,661,691
Cost of shares redeemed	(248,728,117)	(452,895,671)
Net income equalization	(237,082)	(1,197,535)
Net increase (decrease) in net assets from beneficial interest transactions	115,098,392	481,568,485
Net increase (decrease) in net assets during the period	(90,839,135)	622,412,559
Net assets at beginning of period	1,195,699,555	573,286,996
NET ASSETS AT END OF PERIOD	$1,104,860,420	$1,195,699,555
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,900,000	18,650,000
Shares redeemed	(4,950,000)	(8,500,000)
Net increase (decrease)	1,950,000	10,150,000
(a)After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,920,151	$ 13,531,924
Net realized gain (loss)	(51,994,575)	72,001,828
Net change in unrealized appreciation/depreciation	(107,145,770)	9,168,550
Net increase (decrease) in net assets resulting from operations	(150,220,194)	94,702,302
Net equalization credits and charges	687,607	1,413,243
Distributions to shareholders (Note 11):	(10,162,962)	(23,140,249)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	567,693,810	752,996,189
Cost of shares redeemed	(241,099,686)	(403,998,733)
Net income equalization	(687,607)	(1,413,243)
Net increase (decrease) in net assets from beneficial interest transactions	325,906,517	347,584,213
Net increase (decrease) in net assets during the period	166,210,968	420,559,509
Net assets at beginning of period	767,184,901	346,625,392
NET ASSETS AT END OF PERIOD	$ 933,395,869	$ 767,184,901
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,700,000	15,350,000
Shares redeemed	(5,400,000)	(7,800,000)
Net increase (decrease)	6,300,000	7,550,000
(b)After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,964,851	$ 11,235,977
Net realized gain (loss)	35,407,551	40,530,151
Net change in unrealized appreciation/depreciation	(235,372,945)	110,017,097
Net increase (decrease) in net assets resulting from operations	(192,000,543)	161,783,225
Net equalization credits and charges	161,027	162,173
Distributions to shareholders (Note 11):	(8,642,060)	(22,815,464)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	331,208,554	218,628,982
Cost of shares redeemed	(95,299,907)	(65,249,491)
Net income equalization	(161,027)	(162,173)
Net increase (decrease) in net assets from beneficial interest transactions	235,747,620	153,217,318
Net increase (decrease) in net assets during the period	35,266,044	292,347,252
Net assets at beginning of period	1,043,839,754	751,492,502
NET ASSETS AT END OF PERIOD	$1,079,105,798	$1,043,839,754
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,850,000	3,200,000
Shares redeemed	(1,300,000)	(950,000)
Net increase (decrease)	3,550,000	2,250,000
(c)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(d)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,830,850	$ 13,132,963
Net realized gain (loss)	(29,888,670)	144,800,348
Net change in unrealized appreciation/depreciation	(280,354,610)	116,814,223
Net increase (decrease) in net assets resulting from operations	(300,412,430)	274,747,534
Net equalization credits and charges	7,361	436,923
Distributions to shareholders (Note 11):	(10,982,618)	(61,511,636)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	787,508,277	976,210,587
Cost of shares redeemed	(803,476,750)	(498,354,217)
Net income equalization	(7,361)	(436,923)
Net increase (decrease) in net assets from beneficial interest transactions	(15,975,834)	477,419,447
Net increase (decrease) in net assets during the period	(327,363,521)	691,092,268
Net assets at beginning of period	1,989,969,068	1,298,876,800
NET ASSETS AT END OF PERIOD	$1,662,605,547	$1,989,969,068
SHARES OF BENEFICIAL INTEREST:
Shares sold	12,650,000	16,350,000
Shares redeemed	(13,350,000)	(8,850,000)
Net increase (decrease)	(700,000)	7,500,000
(d)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(e)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,843,742	$ 18,777,661
Net realized gain (loss)	(54,082,943)	95,233,660
Net change in unrealized appreciation/depreciation	(324,610,725)	65,209,655
Net increase (decrease) in net assets resulting from operations	(361,849,926)	179,220,976
Net equalization credits and charges	1,354,284	1,188,778
Distributions to shareholders (Note 11):	(19,501,775)	(67,477,117)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	993,239,862	762,704,919
Cost of shares redeemed	(547,081,257)	(363,877,722)
Net income equalization	(1,354,284)	(1,188,778)
Net increase (decrease) in net assets from beneficial interest transactions	444,804,321	397,638,419
Net increase (decrease) in net assets during the period	64,806,904	510,571,056
Net assets at beginning of period	1,511,949,711	1,001,378,655
NET ASSETS AT END OF PERIOD	$1,576,756,615	$1,511,949,711
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,000,000	11,850,000
Shares redeemed	(9,350,000)	(6,000,000)
Net increase (decrease)	6,650,000	5,850,000
(e)After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 53.98	$ 47.77	$ 41.10	$ 41.68	$ 38.94	$ 31.93
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.56	0.51	0.45	0.42	0.30
Net realized and unrealized gain (loss) (c)	(8.13)	6.74	6.72	(0.06)	3.01	7.00
Total from investment operations	(7.77)	7.30	7.23	0.39	3.43	7.30
Net equalization credits and charges (b)	0.01	0.06	0.02	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.38)	(0.59)	(0.58)	(0.49)	(0.42)	(0.30)
Net realized gains	—	(0.56)	—	(0.49)	(0.28)	—
Total distributions	(0.38)	(1.15)	(0.58)	(0.98)	(0.70)	(0.30)
Net asset value, end of period	$ 45.84	$ 53.98	$ 47.77	$ 41.10	$ 41.68	$ 38.94
Total return (d)	(14.43)%	15.51%	17.74%	1.07%	8.92%	22.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,104,860	$1,195,700	$573,287	$345,259	$243,839	$175,250
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.21%	0.25%
Net investment income (loss)	1.34%(e)	1.08%	1.14%	1.13%	1.04%	0.82%
Portfolio turnover rate (f)	32%(g)	50%	54%	55%	53%	43%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 52.01	$ 48.14	$ 41.47	$ 42.85	$ 43.14	$ 34.49
Income (loss) from investment operations:
Net investment income (loss) (b)	0.50	0.96	0.80	0.80	0.70	0.66
Net realized and unrealized gain (loss) (c)	(7.68)	4.18	6.72	(0.51)	0.74	8.60
Total from investment operations	(7.18)	5.14	7.52	0.29	1.44	9.26
Net equalization credits and charges (b)	0.04	0.10	0.03	0.06	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.53)	(0.95)	(0.88)	(0.81)	(0.69)	(0.62)
Net realized gains	—	(0.42)	—	(0.92)	(1.02)	(0.01)
Total distributions	(0.53)	(1.37)	(0.88)	(1.73)	(1.71)	(0.63)
Net asset value, end of period	$ 44.34	$ 52.01	$ 48.14	$ 41.47	$ 42.85	$ 43.14
Total return (d)	(13.80)%	10.98%	18.31%	1.13%	3.31%	27.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$933,396	$767,185	$346,625	$207,342	$124,247	$112,157
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.21%	0.25%
Net investment income (loss)	1.94%(e)	1.90%	1.73%	2.02%	1.62%	1.67%
Portfolio turnover rate (f)	34%(g)	45%	51%	40%	44%	36%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 72.24	$ 61.60	$ 52.17	$ 54.13	$ 52.70	$ 43.42
Income (loss) from investment operations:
Net investment income (loss) (b)	0.51	0.87	0.79	0.73	0.67	0.56
Net realized and unrealized gain (loss) (c)	(12.27)	11.52	10.80	(0.89)	2.75	10.34
Total from investment operations	(11.76)	12.39	11.59	(0.16)	3.42	10.90
Net equalization credits and charges (b)	0.01	0.01	0.02	0.02	(0.02)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.54)	(0.89)	(0.77)	(0.74)	(0.70)	(0.55)
Net realized gains	—	(0.87)	(1.41)	(1.08)	(1.27)	(1.07)
Total distributions	(0.54)	(1.76)	(2.18)	(1.82)	(1.97)	(1.62)
Net asset value, end of period	$ 59.95	$ 72.24	$ 61.60	$ 52.17	$ 54.13	$ 52.70
Total return (e)	(16.33)%	20.38%	22.35%	(0.10)%	6.55%	25.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,079,106	$1,043,840	$751,493	$443,392	$411,346	$426,877
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.18%	0.20%
Net investment income (loss)	1.41%(f)	1.30%	1.33%	1.44%	1.28%	1.12%
Portfolio turnover rate (g)	5%(h)	14%	22%	25%	16%	18%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 63.17	$ 54.12	$ 44.56	$ 47.46	$ 45.41	$ 36.45
Income (loss) from investment operations:
Net investment income (loss) (b)	0.30	0.55	0.55	0.57	0.48	0.31
Net realized and unrealized gain (loss) (c)	(9.16)	11.19	9.53	(0.99)	3.64	8.94
Total from investment operations	(8.86)	11.74	10.08	(0.42)	4.12	9.25
Net equalization credits and charges (b)	0.00(d)	0.02	0.02	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.60)	(0.54)	(0.60)	(0.47)	(0.28)
Net realized gains	—	(2.11)	—	(1.90)	(1.62)	(0.02)
Total distributions	(0.33)	(2.71)	(0.54)	(2.50)	(2.09)	(0.30)
Net asset value, end of period	$ 53.98	$ 63.17	$ 54.12	$ 44.56	$ 47.46	$ 45.41
Total return (e)	(14.07)%	22.28%	22.75%	(0.73)%	9.40%	25.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,662,606	$1,989,969	$1,298,877	$686,130	$560,024	$399,562
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.20%	0.25%
Net investment income (loss)	0.93%(f)	0.95%	1.08%	1.29%	1.06%	0.73%
Portfolio turnover rate (g)	30%(h)	44%	59%	57%	49%	54%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 66.75	$ 59.60	$ 50.13	$ 53.04	$ 55.11	$ 44.88
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	1.04	0.93	0.79	0.81	0.74
Net realized and unrealized gain (loss) (c)	(12.94)	9.55	9.89	(0.72)	1.08	10.46
Total from investment operations	(12.33)	10.59	10.83	0.07	1.89	11.20
Net equalization credits and charges (b)	0.05	0.07	0.05	0.03	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(1.05)	(0.91)	(0.79)	(0.84)	(0.71)
Net realized gains	—	(2.46)	(0.49)	(2.22)	(3.15)	(0.28)
Total distributions	(0.66)	(3.51)	(1.40)	(3.01)	(3.99)	(0.99)
Net asset value, end of period	$ 53.81	$ 66.75	$ 59.60	$ 50.13	$ 53.04	$ 55.11
Total return (d)	(18.48)%	18.25%	21.76%	0.56%	3.50%	25.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,576,757	$1,511,950	$1,001,379	$501,368	$392,578	$308,732
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.21%	0.25%
Net investment income (loss)	1.88%(e)	1.65%	1.61%	1.63%	1.52%	1.43%
Portfolio turnover rate (f)	30%(g)	42%	53%	48%	42%	41%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
92

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the
93

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares.
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$405,894,081	$400,066,267
SPDR S&P 400 Mid Cap Value ETF	315,197,327	306,764,397
SPDR S&P 600 Small Cap ETF	64,501,816	59,157,615
SPDR S&P 600 Small Cap Growth ETF	615,836,077	615,457,100
SPDR S&P 600 Small Cap Value ETF	533,743,085	526,830,590
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$363,941,062	$265,579,800	$ 51,752,501
SPDR S&P 400 Mid Cap Value ETF	555,964,323	235,525,049	27,309,174
SPDR S&P 600 Small Cap ETF	330,815,945	94,296,267	41,470,641
SPDR S&P 600 Small Cap Growth ETF	746,729,245	759,283,845	206,971,321
SPDR S&P 600 Small Cap Value ETF	988,687,997	545,364,339	107,484,084
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain
98

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,135,742,779	$47,812,738	$ 68,720,010	$ (20,907,272)
SPDR S&P 400 Mid Cap Value ETF	1,017,107,684	16,481,696	95,991,526	(79,509,830)
SPDR S&P 600 Small Cap ETF	1,163,977,570	95,754,075	166,124,240	(70,370,165)
SPDR S&P 600 Small Cap Growth ETF	1,700,829,911	90,167,668	100,076,550	(9,908,882)
SPDR S&P 600 Small Cap Value ETF	1,814,582,091	31,018,654	240,037,616	(209,018,962)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 65,920,077	$ 10,299,736	$ 56,644,005	$ 66,943,741
SPDR S&P 400 Mid Cap Value ETF	37,229,735	4,523,065	33,554,948	38,078,013
SPDR S&P 600 Small Cap ETF	68,501,623	14,210,291	56,761,210	70,971,501
SPDR S&P 600 Small Cap Growth ETF	89,024,969	22,816,316	68,680,225	91,496,541
SPDR S&P 600 Small Cap Value ETF	77,845,754	27,542,886	53,493,539	81,036,425
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$10,299,736	$—	$—	$—	$10,299,736	$10,299,736
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	4,523,065	—	—	—	4,523,065	4,523,065
SPDR S&P 600 Small Cap ETF	Common Stocks	14,210,291	—	—	—	14,210,291	14,210,291
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	$22,816,316	$—	$—	$—	$22,816,316	$22,816,316
SPDR S&P 600 Small Cap Value ETF	Common Stocks	27,542,886	—	—	—	27,542,886	27,542,886
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Stock Splits
The Board authorized a 3-for-1 stock split, 2-for-1 stock split, 2-for-1 stock split, 4-for-1 stock split, 2-for-1 stock split for the SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF, respectively, effective after the close of trading on June 12, 2018, for the shareholders of record on June 8, 2018. The impact of the stock splits was to increase the number of shares outstanding while decreasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR S&P 400 Mid Cap Growth ETF	$ 12,941,989	$ 13,296,988	$ 26,238,977	$—
SPDR S&P 400 Mid Cap Value ETF	15,119,814	8,020,435	23,140,249	—
SPDR S&P 600 Small Cap ETF	11,720,443	11,095,021	22,815,464	—
SPDR S&P 600 Small Cap Growth ETF	14,281,479	47,230,157	61,511,636	—
SPDR S&P 600 Small CapValue ETF	20,056,118	47,420,999	67,477,117	—
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
102

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
103

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.15%
Actual:
Ending Account Value	$ 855.70	$ 862.00	$ 836.70
Expenses Paid During Period(a)	0.70	0.70	0.69
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40	1,024.40
Expenses Paid During Period(a)	0.77	0.77	0.77
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$ 859.30	$ 815.20
Expenses Paid During Period(a)	0.70	0.69(a)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40
Expenses Paid During Period(a)	0.77	0.77(a)
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
104

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDR46SAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Mandatory Exchangeable Trust (Alibaba Group Holding Limited) 5.75% 6/1/2019	7.4%
Wells Fargo & Co. 7.50% 12/31/2049	3.6
Bank of America Corp. 7.25% 12/31/2049	2.8
Becton Dickinson and Co. 6.13% 5/1/2020	2.0
DISH Network Corp. 3.38% 8/15/2026	1.8
TOTAL	17.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	73.1%
Convertible Preferred Stocks	26.2
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Technology	23.7%
Communications	19.6
Financial	19.2
Consumer, Non-cyclical	17.2
Utilities	5.9
Consumer, Cyclical	4.9
Energy	4.3
Industrial	3.7
Basic Materials	0.8
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.7%
Sprint Corp. 7.88% 9/15/2023	0.6
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 5/1/2027	0.4
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.4
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/2023	0.4
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	97.9%
Common Stocks	0.1
Convertible Preferred Stocks	0.0 *
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Communications	20.5%
Consumer, Non-cyclical	18.9
Energy	13.4
Consumer, Cyclical	12.9
Financial	10.1
Industrial	9.1
Technology	5.8
Basic Materials	4.2
Utilities	3.0
Diversified	0.1
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75% 10/15/2020	0.7%
Bausch Health Cos., Inc. 5.88% 5/15/2023	0.7
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/2023	0.7
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.6
HCA, Inc. 6.50% 2/15/2020	0.6
TOTAL	3.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.5%
Common Stocks	0.1
Warrants	0.0 *
Convertible Preferred Stocks	0.0 *
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Communications	19.0%
Consumer, Non-cyclical	18.4
Consumer, Cyclical	13.9
Energy	13.0
Financial	10.0
Industrial	9.9
Basic Materials	6.5
Technology	5.5
Utilities	2.4
Diversified	0.0 *
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0%
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.1%
AEROSPACE & DEFENSE — 0.2%
Arconic, Inc. 1.63%, 10/15/2019 (a)	$ 9,000,000	$ 8,855,100
AUTO MANUFACTURERS — 2.9%
Navistar International Corp. 4.75%, 4/15/2019 (a)	10,500,000	10,498,215
Tesla, Inc.:
0.25%, 3/1/2019	25,264,000	26,154,809
1.25%, 3/1/2021	36,250,000	40,391,925
2.38%, 3/15/2022	26,400,000	31,788,504
		108,833,453
BIOTECHNOLOGY — 4.9%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	12,700,000	12,580,874
1.50%, 10/15/2020 (a)	10,500,000	11,648,175
Exact Sciences Corp. 1.00%, 1/15/2025	25,475,000	28,020,207
Illumina, Inc.:
Zero Coupon, 6/15/2019	17,695,000	21,481,199
Zero Coupon, 8/15/2023 (a) (b)	19,750,000	20,316,035
0.50%, 6/15/2021	14,275,000	18,673,556
Insmed, Inc. 1.75%, 1/15/2025	11,175,000	7,823,841
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	11,725,000	10,757,101
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	17,165,000	18,409,806
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)	20,225,000	17,986,901
Medicines Co.:
2.50%, 1/15/2022	10,875,000	9,287,903
2.75%, 7/15/2023	11,100,000	8,133,636
		185,119,234
COMMERCIAL SERVICES — 1.6%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	10,375,000	14,586,316
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023	10,300,000	8,925,053
2.88%, 7/15/2019 (a)	10,275,000	10,185,916
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Square, Inc. 0.50%, 5/15/2023 (b)	$ 25,275,000	$ 26,371,682
		60,068,967
COMPUTERS — 1.8%
Lumentum Holdings, Inc. 0.25%, 3/15/2024 (a)	13,825,000	13,791,682
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)	14,175,000	15,707,743
Pure Storage, Inc. 0.13%, 4/15/2023 (b)	15,100,000	14,024,276
Western Digital Corp. 1.50%, 2/1/2024 (a) (b)	30,075,000	24,275,036
		67,798,737
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	16,475,000	14,926,185
ELECTRIC — 0.8%
CenterPoint Energy, Inc. 4.47%, 9/15/2029 (c)	373,171	14,623,638
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	14,675,000	15,828,015
		30,451,653
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
SunPower Corp.:
0.88%, 6/1/2021	100,000	75,279
4.00%, 1/15/2023	24,945,000	19,699,815
		19,775,094
ELECTRONICS — 0.4%
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (b)	15,975,000	14,104,647
ENERGY-ALTERNATE SOURCES — 0.4%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (a)	16,257,000	15,283,693
ENGINEERING & CONSTRUCTION — 0.5%
Dycom Industries, Inc. 0.75%, 9/15/2021 (a)	13,325,000	12,340,149
KBR, Inc. 2.50%, 11/1/2023 (b)	10,000,000	8,916,600
		21,256,749
See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	$ 13,425,000	$ 13,679,001
HEALTH CARE PRODUCTS — 1.7%
Insulet Corp. 1.38%, 11/15/2024 (b)	12,325,000	13,014,707
NuVasive, Inc. 2.25%, 3/15/2021 (a)	17,757,000	18,650,710
Wright Medical Group NV 2.25%, 11/15/2021 (a)	10,325,000	14,070,394
Wright Medical Group, Inc. 2.00%, 2/15/2020	17,978,000	18,893,080
		64,628,891
HEALTH CARE SERVICES — 1.4%
Anthem, Inc. 2.75%, 10/15/2042	7,923,000	28,591,572
Molina Healthcare, Inc. 1.13%, 1/15/2020	9,076,000	25,982,682
		54,574,254
INSURANCE — 0.9%
AXA SA 7.25%, 5/15/2021 (a) (b)	24,325,000	20,960,609
MGIC Investment Corp. 9.00%, 4/1/2063 (b)	11,000,000	14,374,360
		35,334,969
INTERNET — 13.0%
Booking Holdings, Inc.:
0.35%, 6/15/2020	27,557,000	36,696,830
0.90%, 9/15/2021 (a)	27,100,000	29,865,284
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	20,600,000	19,080,956
1.25%, 9/15/2022 (a)	28,055,000	27,150,226
1.99%, 7/1/2025	10,865,000	10,460,387
FireEye, Inc.:
0.88%, 6/1/2024 (b)	15,925,000	15,941,244
Series B, 1.63%, 6/1/2035	11,950,000	10,868,286
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)	12,300,000	16,201,683
IQIYI, Inc. 3.75%, 12/1/2023 (b)	20,500,000	19,464,340
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (b)	$ 11,050,000	$ 10,572,751
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	23,050,000	20,571,434
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (b)	46,775,000	46,441,026
RingCentral, Inc. Zero Coupon, 3/15/2023 (b)	12,475,000	14,630,930
Twilio, Inc. 0.25%, 6/1/2023 (a) (b)	14,975,000	21,213,884
Twitter, Inc.:
0.25%, 9/15/2019	25,875,000	25,100,302
0.25%, 6/15/2024 (b)	31,425,000	27,512,902
1.00%, 9/15/2021	25,950,000	23,613,721
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	18,297,000	17,970,764
Wayfair, Inc.:
0.38%, 9/1/2022 (a)	11,969,000	12,814,490
1.13%, 11/1/2024 (b)	16,000,000	16,277,440
Weibo Corp. 1.25%, 11/15/2022 (a) (b)	24,375,000	22,133,719
Wix.com, Ltd. Zero Coupon, 7/1/2023 (b)	13,100,000	12,460,982
Zendesk, Inc. 0.25%, 3/15/2023 (a) (b)	15,450,000	17,403,962
Zillow Group, Inc.:
1.50%, 7/1/2023	10,350,000	8,923,356
2.00%, 12/1/2021	12,425,000	12,082,816
		495,453,715
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp. 3.75%, 2/1/2022 (a)	10,350,000	10,343,273
Prospect Capital Corp. 4.75%, 4/15/2020 (a)	10,450,000	10,360,861
		20,704,134
LODGING — 1.3%
Caesars Entertainment Corp. 5.00%, 10/1/2024	29,738,020	36,344,619
Huazhu Group, Ltd. 0.38%, 11/1/2022	12,685,000	12,294,936
		48,639,555
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 4.9%
DISH Network Corp.:
2.38%, 3/15/2024	$ 24,575,000	$ 19,431,944
3.38%, 8/15/2026	85,167,000	68,088,461
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	10,540,000	10,834,488
3.50%, 1/15/2031	8,800,000	5,402,232
3.75%, 2/15/2030	14,284,360	9,500,528
4.00%, 11/15/2029	13,000,000	8,577,660
Liberty Media Corp.:
1.38%, 10/15/2023	26,802,000	28,476,321
2.13%, 3/31/2048 (b)	10,975,000	10,126,303
2.25%, 12/1/2048 (b)	10,250,000	10,120,850
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	13,825,000	14,233,667
		184,792,454
MINING — 0.3%
Royal Gold, Inc. 2.88%, 6/15/2019	10,630,000	10,661,040
OIL & GAS — 2.6%
Chesapeake Energy Corp. 5.50%, 9/15/2026	44,125,000	35,395,310
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a)	25,800,000	17,119,848
Nabors Industries, Inc. 0.75%, 1/15/2024	15,950,000	9,851,039
Transocean, Inc. 0.50%, 1/30/2023 (a)	20,400,000	19,261,068
Whiting Petroleum Corp. 1.25%, 4/1/2020	16,725,000	15,814,491
		97,441,756
OIL & GAS SERVICES — 0.6%
Weatherford International, Ltd. 5.88%, 7/1/2021 (a)	36,900,000	23,265,450
PHARMACEUTICALS — 5.1%
DexCom, Inc.:
0.75%, 5/15/2022	10,235,000	13,718,278
0.75%, 12/1/2023 (b)	23,500,000	23,656,980
Herbalife Nutrition, Ltd.:
2.00%, 8/15/2019	16,633,000	22,861,726
See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 3/15/2024 (b)	$ 18,350,000	$ 20,530,347
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022 (a)	10,350,000	10,272,168
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	16,750,000	15,070,812
1.88%, 8/15/2021 (a)	17,872,000	17,258,633
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	12,375,000	14,418,236
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024 (b)	14,923,000	24,906,487
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (a) (b)	11,475,000	10,725,683
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	11,872,000	10,653,458
Tilray, Inc. 5.00%, 10/1/2023 (a) (b)	14,000,000	10,175,200
		194,248,008
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045	16,825,000	11,827,470
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	10,425,000	10,097,968
Colony Capital, Inc. 3.88%, 1/15/2021	11,150,000	10,380,093
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	14,555,000	15,786,207
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	11,075,000	11,025,716
VEREIT, Inc. 3.75%, 12/15/2020	9,975,000	9,811,211
		57,101,195
RETAIL — 0.3%
RH Zero Coupon, 6/15/2019	10,650,000	11,852,172
SEMICONDUCTORS — 11.2%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	23,100,000	55,781,880
Cree, Inc. 0.88%, 9/1/2023 (b)	15,500,000	14,972,380
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Integrated Device Technology, Inc. 0.88%, 11/15/2022	$ 9,300,000	$ 14,337,066
Intel Corp. 3.25%, 8/1/2039	26,753,000	61,118,834
Microchip Technology, Inc.:
1.63%, 2/15/2025	46,660,000	65,256,343
1.63%, 2/15/2027	57,125,000	55,336,987
2.25%, 2/15/2037	18,060,000	17,601,276
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	27,275,000	30,047,776
NXP Semiconductors NV 1.00%, 12/1/2019	33,875,000	33,897,696
ON Semiconductor Corp.:
1.00%, 12/1/2020	19,475,000	21,393,872
1.63%, 10/15/2023 (a)	15,550,000	16,597,604
Silicon Laboratories, Inc. 1.38%, 3/1/2022	10,875,000	11,412,225
Synaptics, Inc. 0.50%, 6/15/2022	14,475,000	12,623,937
Teradyne, Inc. 1.25%, 12/15/2023	11,240,000	13,306,811
		423,684,687
SOFTWARE — 10.7%
Akamai Technologies, Inc.:
Zero Coupon, 2/15/2019	17,650,000	17,549,219
0.13%, 5/1/2025 (b)	32,025,000	29,163,566
Atlassian, Inc. 0.63%, 5/1/2023 (b)	27,075,000	34,301,047
Avaya Holdings Corp. 2.25%, 6/15/2023 (b)	8,300,000	7,094,674
Citrix Systems, Inc. 0.50%, 4/15/2019	32,990,000	46,738,582
DocuSign, Inc. 0.50%, 9/15/2023 (b)	15,350,000	14,049,088
Guidewire Software, Inc. 1.25%, 3/15/2025	9,750,000	9,366,630
HubSpot, Inc. 0.25%, 6/1/2022	9,766,000	14,022,413
j2 Global, Inc. 3.25%, 6/15/2029	10,925,000	12,425,658
Momo, Inc. 1.25%, 7/1/2025 (b)	20,200,000	15,748,728
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
New Relic, Inc. 0.50%, 5/1/2023 (b)	$ 12,875,000	$ 12,986,498
Nuance Communications, Inc.:
1.00%, 12/15/2035	18,245,000	15,699,275
1.25%, 4/1/2025	9,025,000	7,916,098
Red Hat, Inc. 0.25%, 10/1/2019	7,505,000	17,811,767
Sea, Ltd. 2.25%, 7/1/2023 (b)	15,225,000	13,301,930
ServiceNow, Inc. Zero Coupon, 6/1/2022	23,175,000	32,625,533
Splunk, Inc.:
0.50%, 9/15/2023 (b)	34,550,000	33,970,942
1.13%, 9/15/2025 (b)	23,525,000	23,014,507
Verint Systems, Inc. 1.50%, 6/1/2021	10,375,000	10,038,228
Workday, Inc. 0.25%, 10/1/2022 (a)	31,750,000	39,128,065
		406,952,448
TELECOMMUNICATIONS — 1.7%
Finisar Corp. 0.50%, 12/15/2036	15,825,000	15,016,817
GCI Liberty, Inc. 1.75%, 9/30/2046 (b)	12,500,000	12,207,250
Infinera Corp. 2.13%, 9/1/2024	10,500,000	7,678,650
Intelsat SA 4.50%, 6/15/2025 (a) (b)	11,800,000	17,321,928
Viavi Solutions, Inc. 1.00%, 3/1/2024	11,475,000	11,204,190
		63,428,835
TRANSPORTATION — 0.3%
Golar LNG, Ltd. 2.75%, 2/15/2022	10,985,000	10,180,678
TOTAL CORPORATE BONDS & NOTES (Cost $2,788,938,009)		2,774,924,224

See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 26.2%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049 (a) (Cost $19,225,122)	178,450	$ 17,309,650
BANKS — 6.4%
Bank of America Corp. Series L, 7.25%, 12/31/2049 (a) (Cost $100,254,379)	83,542	104,636,355
Wells Fargo & Co. Series L, 7.50%, 12/31/2049 (Cost $133,937,567)	108,021	136,319,261
		240,955,616
CHEMICALS — 0.5%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 (Cost $22,533,425)	407,500	20,660,250
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AMG Capital Trust II 5.15%, 10/15/2037 (Cost $13,860,111)	221,488	10,604,845
ELECTRIC — 5.1%
CenterPoint Energy, Inc. Series B, 7.00%, 9/1/2021 (Cost $27,148,600)	540,000	27,199,800
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 (Cost $36,986,964)	732,077	35,044,526
DTE Energy Co. 6.50%, 10/1/2019 (Cost $18,392,810)	334,659	17,288,484
NextEra Energy, Inc. 6.12%, 9/1/2019 (Cost $45,099,990)	803,811	46,331,666
Sempra Energy:
Series A, 6.00%, 1/15/2021 (d)	451,650	42,956,431
Series B, 6.75%, 7/15/2021 (d)	156,000	15,044,640
Vistra Energy Corp. 7.00%, 7/1/2019 (Cost $10,256,274)	108,350	9,882,604
		193,748,151
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Belden, Inc. 6.75%, 7/15/2019 (Cost $9,845,315)	105,000	$ 6,126,750
ELECTRONICS — 0.9%
Fortive Corp. Series A, 5.00%, 7/1/2021 (Cost $37,438,008)	37,050	33,627,988
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (a) (Cost $20,136,756)	185,129	16,826,375
HEALTH CARE PRODUCTS — 2.0%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 (Cost $78,144,681)	1,343,639	77,487,661
INVESTMENT COMPANY SECURITY — 7.4%
Mandatory Exchangeable Trust (Alibaba Group Holding Limited) 5.75%, 6/1/2019 (b) (Cost $237,806,219)	1,820,900	281,279,886
METAL FABRICATE & HARDWARE — 0.3%
Rexnord Corp. Series A, 5.75%, 11/15/2019 (Cost $14,048,422)	221,700	11,215,803
OIL & GAS — 0.4%
Hess Corp. 8.00%, 2/1/2019 (Cost $21,639,515)	315,424	15,660,802
REAL ESTATE INVESTMENT TRUSTS — 1.8%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020 (Cost $46,977,526)	43,950	46,246,387
Welltower, Inc. Series I, 6.50%, 12/31/2049 (Cost $23,513,859)	362,278	22,877,856
		69,124,243
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $978,581,440)		994,628,020
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	8,511,530	$ 8,511,530
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	128,995,515	128,995,515
TOTAL SHORT-TERM INVESTMENTS (Cost $137,507,045)		137,507,045
TOTAL INVESTMENTS — 102.9% (Cost $3,905,026,494)		3,907,059,289
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(111,950,518)
NET ASSETS — 100.0%		$ 3,795,108,771
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.1% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(d)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,774,924,224	$—	$2,774,924,224
Convertible Preferred Stocks	679,720,146	314,907,874	—	994,628,020
Short-Term Investments	137,507,045	—	—	137,507,045
TOTAL INVESTMENTS	$817,227,191	$3,089,832,098	$—	$3,907,059,289
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
Sempra Energy	513,650	$ 53,013,816	$ 15,215,059	$ 21,216,556	$ (69,530)	$(3,986,358)	451,650	$ 42,956,431	$1,506,450
Sempra Energy	—	—	22,430,874	6,459,340	(30,790)	(896,104)	156,000	15,044,640	573,750
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,428,434	7,428,434	318,257,848	317,174,752	—	—	8,511,530	8,511,530	142,726
State Street Navigator Securities Lending Government Money Market Portfolio	143,752,763	143,752,763	388,061,770	402,819,018	—	—	128,995,515	128,995,515	861,829
Total		$204,195,013	$743,965,551	$747,669,666	$(100,320)	$(4,882,462)		$195,508,116	$3,084,755
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.3%
Other Securities		$ 23,146,205
AEROSPACE & DEFENSE — 1.6%
Other Securities		107,321,682
AGRICULTURE — 0.2%
Other Securities		12,375,406
AIRLINES — 0.1%
Other Security		4,692,344
APPAREL — 0.3%
Other Securities		21,085,797
AUTO MANUFACTURERS — 1.1%
Other Securities		77,583,447
AUTO PARTS & EQUIPMENT — 0.9%
Other Securities		61,602,221
BANKS — 1.9%
Barclays PLC:
4.84%, 5/9/2028	$ 17,506,000	16,038,297
5.20%, 5/12/2026	20,921,000	20,146,505
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	19,662,000	17,789,195
Other Securities		72,211,413
		126,185,410
BEVERAGES — 0.1%
Other Security		6,885,421
BUILDING MATERIALS — 1.3%
Other Securities		85,084,734
CHEMICALS — 2.1%
Other Securities		144,066,658
COAL — 0.2%
Other Securities		16,199,543
COMMERCIAL SERVICES — 4.3%
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	22,932,500	22,013,365
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)(b)	26,648,000	27,474,887
United Rentals North America, Inc.:
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 7/15/2023	$ 8,612,000	$ 8,460,946
4.63%, 10/15/2025	7,293,000	6,545,468
4.88%, 1/15/2028	16,112,000	14,143,758
5.50%, 7/15/2025	7,672,000	7,250,884
5.50%, 5/15/2027	9,678,000	8,975,280
5.75%, 11/15/2024	8,402,000	8,107,930
5.88%, 9/15/2026	9,667,000	9,193,510
6.50%, 12/15/2026 (b)	10,380,000	10,224,300
Other Securities		167,308,268
		289,698,596
COMPUTERS — 1.5%
Western Digital Corp. 4.75%, 2/15/2026	25,075,000	21,752,061
Other Securities		81,300,779
		103,052,840
COSMETICS/PERSONAL CARE — 0.1%
Other Securities		10,061,919
DISTRIBUTION & WHOLESALE — 0.5%
Other Securities		31,168,876
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Other Securities		277,310,000
ELECTRIC — 2.6%
Vistra Energy Corp. 7.38%, 11/1/2022	17,395,000	17,956,163
Other Securities		158,583,800
		176,539,963
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Other Securities		10,544,792
ELECTRONICS — 0.2%
Other Securities		11,343,379
ENERGY-ALTERNATE SOURCES — 0.1%
Other Securities		9,878,107
ENGINEERING & CONSTRUCTION — 0.4%
Other Securities		29,226,209
ENTERTAINMENT — 2.3%
International Game Technology PLC 6.25%, 2/15/2022 (a)	15,672,500	15,706,039
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc. 10.00%, 12/1/2022	$ 23,130,000	$ 23,436,472
Other Securities		114,882,281
		154,024,792
ENVIRONMENTAL CONTROL — 0.1%
Other Securities		9,978,986
FOOD — 2.5%
Post Holdings, Inc. 5.00%, 8/15/2026 (a)	18,380,000	16,744,548
Other Securities		150,770,370
		167,514,918
FOOD SERVICE — 0.4%
Other Securities		28,880,993
GAS — 0.4%
Other Securities		27,830,108
HEALTH CARE PRODUCTS — 1.4%
Avantor, Inc. 9.00%, 10/1/2025 (a)(b)	19,428,000	19,416,926
Other Securities		77,982,180
		97,399,106
HEALTH CARE SERVICES — 7.0%
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	16,110,000	15,731,576
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	9,271,000	8,623,699
6.25%, 3/31/2023	30,695,000	27,921,400
6.88%, 2/1/2022	25,186,000	11,242,275
8.13%, 6/30/2024 (a)(b)	14,201,000	10,244,317
11.00%, 6/30/2023 (a)(b)(c)	17,087,771	13,262,673
DaVita, Inc. 5.13%, 7/15/2024 (b)	18,804,000	17,627,246
HCA, Inc.:
4.50%, 2/15/2027	12,448,000	11,843,401
5.00%, 3/15/2024	19,665,000	19,516,529
5.25%, 4/15/2025	13,826,000	13,797,518
5.25%, 6/15/2026	13,854,500	13,757,518
5.38%, 2/1/2025	25,498,000	24,989,570
5.38%, 9/1/2026	11,190,000	10,885,856
5.63%, 9/1/2028	10,053,000	9,717,933
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/15/2026	$ 14,144,000	$ 14,194,070
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	16,771,000	15,639,125
Tenet Healthcare Corp.:
4.63%, 7/15/2024	18,536,000	17,266,099
6.75%, 6/15/2023 (b)	19,401,000	18,213,077
Other Securities		196,359,858
		470,833,740
HOLDING COMPANIES-DIVERS — 0.1%
Other Security		3,976,975
HOME BUILDERS — 0.9%
Other Securities		58,398,845
HOME FURNISHINGS — 0.1%
Other Security		5,124,444
HOUSEHOLD PRODUCTS & WARES — 0.4%
Other Securities		29,306,442
INSURANCE — 0.8%
Other Securities		51,364,007
INTERNET — 1.8%
Netflix, Inc. 5.88%, 11/15/2028 (a)	18,890,000	18,384,881
Other Securities		102,571,581
		120,956,462
IRON/STEEL — 0.7%
Other Securities		45,287,527
LEISURE TIME — 0.6%
Other Securities		38,668,990
LODGING — 2.4%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)(b)	20,645,000	19,399,694
Other Securities		144,156,253
		163,555,947
MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities		16,997,331
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		15,108,459
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 10.5%
Altice Financing SA:
6.63%, 2/15/2023 (a)	$ 20,434,500	$ 19,665,550
7.50%, 5/15/2026 (a)(b)	27,264,000	24,905,119
Altice France SA:
6.25%, 5/15/2024 (a)	14,944,000	13,928,107
7.38%, 5/1/2026 (a)	51,291,000	47,044,105
8.13%, 2/1/2027 (a)	17,611,000	16,598,367
Altice Luxembourg SA 7.75%, 5/15/2022 (a)(b)	30,022,000	27,373,459
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,121,000	4,784,858
5.00%, 2/1/2028 (a)	24,224,000	22,283,900
5.13%, 5/1/2023 (a)	10,707,000	10,440,074
5.13%, 5/1/2027 (a)	31,617,000	29,430,052
5.38%, 5/1/2025 (a)	7,824,000	7,503,764
5.50%, 5/1/2026 (a)	14,031,000	13,504,837
5.75%, 2/15/2026 (a)	23,696,000	23,230,374
5.88%, 4/1/2024 (a)	15,938,000	15,848,588
5.88%, 5/1/2027 (a)	8,107,000	7,888,922
CSC Holdings LLC:
5.25%, 6/1/2024	8,116,000	7,449,514
5.38%, 7/15/2023 (a)	10,999,000	10,744,703
5.38%, 2/1/2028 (a)	9,937,000	9,152,176
5.50%, 5/15/2026 (a)	15,354,000	14,550,218
5.50%, 4/15/2027 (a)	13,559,000	12,677,665
6.63%, 10/15/2025 (a)(b)	11,211,000	11,369,075
7.50%, 4/1/2028 (a)(b)	10,137,350	10,105,316
7.75%, 7/15/2025 (a)(b)	6,045,250	6,143,425
10.13%, 1/15/2023 (a)	16,597,000	17,866,338
10.88%, 10/15/2025 (a)	18,290,000	20,527,416
Series 144S, 5.13%, 12/15/2021 (a)	1,868,000	1,830,621
DISH DBS Corp.:
5.88%, 11/15/2024 (b)	19,394,000	15,606,740
7.75%, 7/1/2026 (b)	20,878,000	17,272,161
Ziggo B.V. 5.50%, 1/15/2027 (a)	19,472,000	17,524,800
Other Securities		251,306,962
		708,557,206
METAL FABRICATE & HARDWARE — 0.5%
Other Securities		32,341,952
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MINING — 1.4%
Other Securities		$ 94,612,919
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		19,120,484
OFFICE & BUSINESS EQUIPMENT — 0.5%
Other Securities		31,920,736
OIL & GAS — 8.6%
Other Securities		579,724,949
OIL & GAS SERVICES — 0.9%
Other Securities		57,360,363
PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 2/15/2025 (a)	$ 17,125,000	15,822,815
7.25%, 5/15/2024 (a)	17,078,500	16,926,331
Other Securities		151,918,627
		184,667,773
PHARMACEUTICALS — 2.9%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)(b)	8,263,000	7,546,019
5.50%, 11/1/2025 (a)	13,468,000	12,585,442
5.63%, 12/1/2021 (a)(b)	6,819,000	6,740,172
5.88%, 5/15/2023 (a)	27,979,340	25,810,382
6.13%, 4/15/2025 (a)	26,027,000	22,621,107
6.50%, 3/15/2022 (a)	12,306,000	12,371,345
7.00%, 3/15/2024 (a)	15,304,000	15,501,728
9.00%, 12/15/2025 (a)(b)	11,870,000	11,837,239
Other Securities		82,559,884
		197,573,318
PIPELINES — 3.5%
Other Securities		237,296,020
REAL ESTATE — 0.8%
Other Securities		52,940,762
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Other Securities		170,150,214
RETAIL — 3.0%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	26,305,000	24,199,811
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 178,005,531
		202,205,342
SEMICONDUCTORS — 0.3%
Other Securities		18,210,288
SOFTWARE — 3.5%
First Data Corp.:
5.00%, 1/15/2024 (a)	$ 18,109,000	17,469,571
5.75%, 1/15/2024 (a)	22,229,000	21,663,494
Infor US, Inc. 6.50%, 5/15/2022	17,037,000	16,443,261
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	19,892,000	21,184,980
Other Securities		161,740,572
		238,501,878
STORAGE & WAREHOUSING — 0.1%
Other Security		5,083,888
TELECOMMUNICATIONS — 7.9%
Frontier Communications Corp. 11.00%, 9/15/2025 (b)	35,359,000	22,033,607
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a)	28,352,000	27,359,680
Sprint Corp.:
7.13%, 6/15/2024	13,661,000	13,516,740
7.63%, 2/15/2025	15,399,000	15,544,213
7.63%, 3/1/2026	14,157,000	14,131,659
7.88%, 9/15/2023	42,186,000	43,283,258
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	4,427,000	4,306,497
4.50%, 2/1/2026	9,412,000	8,693,394
4.75%, 2/1/2028 (b)	13,302,000	12,242,097
5.13%, 4/15/2025	5,573,000	5,384,187
5.38%, 4/15/2027 (b)	2,292,000	2,227,984
6.00%, 3/1/2023	13,631,000	13,708,288
6.00%, 4/15/2024 (b)	9,598,000	9,601,359
6.38%, 3/1/2025	16,702,000	16,878,707
6.50%, 1/15/2024	2,218,000	2,269,968
6.50%, 1/15/2026 (b)	17,952,000	18,323,786
Other Securities		302,072,404
		531,577,828
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.2%
Other Security		$ 14,358,143
TRANSPORTATION — 0.4%
Other Securities		26,157,678
TRUCKING & LEASING — 0.9%
Park Aerospace Holdings, Ltd. 5.25%, 8/15/2022 (a)	$16,426,000	15,943,897
Other Securities		44,520,171
		60,464,068
TOTAL CORPORATE BONDS & NOTES (Cost $7,323,674,580)		6,603,087,430
	Shares
COMMON STOCKS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Other Security		307,335
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Security		1,268,321
PHARMACEUTICALS — 0.0% (d)
Other Security		714,685
TOTAL COMMON STOCKS (Cost $13,313,792)		2,290,341
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security (Cost $1,865,662)		130
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,865,662)		130
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	13,768,170	13,768,170
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	500,220,408	$ 500,220,408
TOTAL SHORT-TERM INVESTMENTS (Cost $513,988,578)		513,988,578
TOTAL INVESTMENTS — 105.6% (Cost $7,852,842,612)		7,119,366,479
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(375,657,870)
NET ASSETS — 100.0%		$ 6,743,708,609
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 58.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,603,087,430	$—	$6,603,087,430
Common Stocks	2,290,341	—	—	2,290,341
Convertible Preferred Stocks	—	130	—	130
Short-Term Investments	513,988,578	—	—	513,988,578
TOTAL INVESTMENTS	$516,278,919	$6,603,087,560	$—	$7,119,366,479
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,654,278	$ 11,654,278	$ 951,638,672	$ 949,524,780	$—	$—	13,768,170	$ 13,768,170	$ 469,504
State Street Navigator Securities Lending Government Money Market Portfolio	633,602,775	633,602,775	1,100,077,394	1,233,459,761	—	—	500,220,408	500,220,408	3,323,013
Total		$645,257,053	$2,051,716,066	$2,182,984,541	$—	$—		$513,988,578	$3,792,517
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.4%
Other Securities		$ 10,210,022
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc. 5.40%, 4/15/2021	$ 8,211,000	8,293,110
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	3,652,000	3,424,992
6.00%, 10/15/2022 (a)(b)	6,597,000	6,185,743
6.13%, 1/15/2023 (a)	5,932,000	5,558,640
7.75%, 3/15/2020 (a)	4,140,000	4,202,514
8.75%, 12/1/2021 (a)	7,985,000	8,224,550
Other Securities		17,101,639
		52,991,188
AGRICULTURE — 0.1%
Other Security		2,935,263
AIRLINES — 0.7%
Other Securities		15,995,699
APPAREL — 0.1%
Other Security		2,017,272
AUTO MANUFACTURERS — 1.3%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	8,384,000	8,401,271
5.25%, 4/15/2023 (b)	8,050,000	7,887,309
Other Securities		15,580,087
		31,868,667
AUTO PARTS & EQUIPMENT — 0.5%
Other Securities		13,200,366
BANKS — 0.7%
CIT Group, Inc. 5.00%, 8/15/2022	10,117,000	9,978,195
Other Securities		6,115,449
		16,093,644
BEVERAGES — 0.1%
Other Security		2,163,872
BIOTECHNOLOGY — 0.1%
Other Security		2,384,863
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.7%
Other Securities		$ 16,402,878
CHEMICALS — 3.3%
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	$ 7,583,000	8,062,397
Other Securities		73,798,996
		81,861,393
COAL — 0.2%
Other Securities		4,592,257
COMMERCIAL SERVICES — 4.5%
Hertz Corp. 7.63%, 6/1/2022 (a)	8,520,500	8,051,787
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	14,539,000	13,956,277
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	16,081,000	16,579,993
Other Securities		70,391,412
		108,979,469
COMPUTERS — 2.2%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	10,399,000	10,408,775
EMC Corp. 2.65%, 6/1/2020 (b)	14,646,000	14,064,847
Other Securities		29,778,703
		54,252,325
COSMETICS/PERSONAL CARE — 0.7%
Other Securities		17,873,934
DISTRIBUTION & WHOLESALE — 0.3%
Other Securities		7,783,138
DIVERSIFIED FINANCIAL SERVICES — 6.3%
Ally Financial, Inc.:
3.50%, 1/27/2019	1,988,000	1,986,966
3.75%, 11/18/2019	4,718,000	4,708,092
4.13%, 3/30/2020	4,335,000	4,282,677
4.13%, 2/13/2022	5,286,000	5,115,738
4.25%, 4/15/2021	2,321,000	2,275,183
4.63%, 5/19/2022	1,124,000	1,106,454
7.50%, 9/15/2020	3,230,000	3,355,324
8.00%, 3/15/2020	7,572,000	7,840,957
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.00%, 8/1/2020	$ 8,811,075	$ 8,797,242
Navient Corp.:
5.00%, 10/26/2020	2,562,000	2,459,520
5.50%, 1/25/2023	5,459,000	4,785,960
5.88%, 3/25/2021	3,419,000	3,273,692
6.50%, 6/15/2022	6,380,000	5,948,074
6.63%, 7/26/2021	3,258,000	3,146,870
Series MTN, 4.88%, 6/17/2019	3,284,500	3,276,650
Series MTN, 6.13%, 3/25/2024 (b)	1,821,000	1,558,157
Series MTN, 7.25%, 1/25/2022	4,200,000	4,057,788
Series MTN, 8.00%, 3/25/2020	10,654,000	10,835,544
Other Securities		75,452,099
		154,262,987
ELECTRIC — 1.8%
Vistra Energy Corp. 7.38%, 11/1/2022	11,956,000	12,341,701
Other Securities		31,386,234
		43,727,935
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Security		2,714,887
ELECTRONICS — 0.2%
Other Securities		3,979,639
ENERGY-ALTERNATE SOURCES — 0.1%
Other Securities		2,610,305
ENGINEERING & CONSTRUCTION — 0.1%
Other Securities		2,656,789
ENTERTAINMENT — 1.5%
International Game Technology PLC 6.25%, 2/15/2022 (a)	8,896,500	8,915,538
Scientific Games International, Inc. 10.00%, 12/1/2022	12,013,000	12,172,172
Other Securities		14,490,117
		35,577,827
ENVIRONMENTAL CONTROL — 0.4%
Other Securities		9,678,315
FOOD — 1.0%
Other Securities		25,268,243
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		$ 4,903,523
GAS — 0.6%
Other Securities		13,350,855
HEALTH CARE PRODUCTS — 1.4%
Other Securities		35,196,680
HEALTH CARE SERVICES — 7.5%
Centene Corp. 5.63%, 2/15/2021	$ 8,601,000	8,682,107
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	4,461,000	4,149,533
6.25%, 3/31/2023	17,594,000	16,004,206
6.88%, 2/1/2022	14,201,000	6,338,900
11.00%, 6/30/2023 (a)(b)(c)	10,322,000	8,011,420
HCA, Inc.:
4.25%, 10/15/2019	2,968,000	2,962,391
4.75%, 5/1/2023	6,447,000	6,349,135
5.88%, 3/15/2022	6,914,000	7,111,464
5.88%, 5/1/2023	4,399,000	4,461,114
6.50%, 2/15/2020	14,988,000	15,363,449
7.50%, 2/15/2022	10,325,000	10,967,835
Tenet Healthcare Corp.:
4.38%, 10/1/2021	4,759,000	4,607,711
4.50%, 4/1/2021	5,529,000	5,412,117
4.75%, 6/1/2020	4,985,000	4,981,162
5.50%, 3/1/2019	2,099,000	2,100,175
6.00%, 10/1/2020	7,817,000	7,881,803
6.75%, 6/15/2023 (b)	7,305,000	6,857,715
7.50%, 1/1/2022 (a)(b)	4,068,000	4,129,142
8.13%, 4/1/2022 (b)	14,285,000	14,303,285
Other Securities		43,796,033
		184,470,697
HOME BUILDERS — 2.6%
Other Securities		62,339,417
HOME FURNISHINGS — 0.1%
Other Security		1,279,236
HOUSEHOLD PRODUCTS & WARES — 0.6%
Other Securities		15,701,790
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEWARES — 0.1%
Other Security		$ 2,834,895
INSURANCE — 0.7%
Other Securities		17,891,317
INTERNET — 1.0%
Other Securities		24,633,823
IRON/STEEL — 0.5%
Other Securities		12,743,428
LEISURE TIME — 0.6%
Other Securities		14,005,309
LODGING — 2.5%
MGM Resorts International:
5.25%, 3/31/2020	$ 1,419,000	1,425,258
6.00%, 3/15/2023	6,933,000	6,955,602
6.63%, 12/15/2021	6,686,000	6,844,726
6.75%, 10/1/2020	4,302,000	4,425,295
7.75%, 3/15/2022	7,394,000	7,858,935
8.63%, 2/1/2019	3,666,000	3,672,196
Other Securities		29,237,554
		60,419,566
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security		2,923,953
MACHINERY-DIVERSIFIED — 0.1%
Other Security		2,545,708
MEDIA — 8.7%
Altice Financing SA 6.63%, 2/15/2023 (a)	11,492,000	11,059,556
Altice Luxembourg SA 7.75%, 5/15/2022 (a)(b)	16,679,000	15,207,579
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	2,805,000	2,620,880
5.13%, 2/15/2023	7,174,000	6,994,650
5.13%, 5/1/2023 (a)	8,093,000	7,891,242
5.25%, 3/15/2021	2,316,000	2,316,185
5.25%, 9/30/2022	6,116,000	6,091,964
5.75%, 9/1/2023	2,512,000	2,502,078
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.50%, 11/15/2022	8,959,000	8,989,371
Series B, 7.63%, 3/15/2020	11,079,000	10,928,658
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	$ 4,166,000	$ 4,069,682
6.75%, 11/15/2021	7,619,000	7,841,246
8.63%, 2/15/2019	2,662,000	2,670,252
10.13%, 1/15/2023 (a)	6,097,000	6,563,299
5.13%, 12/15/2021	4,385,000	4,303,658
Series 144S, 5.13%, 12/15/2021 (a)	3,171,000	3,107,548
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	4,384,000	3,610,838
5.13%, 5/1/2020	6,547,000	6,501,171
5.88%, 7/15/2022 (b)	11,969,000	10,963,125
6.75%, 6/1/2021	11,531,000	11,426,414
7.88%, 9/1/2019	8,626,000	8,816,635
Other Securities		68,817,068
		213,293,099
METAL FABRICATE & HARDWARE — 0.2%
Other Securities		5,464,900
MINING — 2.5%
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	4,564,000	4,461,356
3.55%, 3/1/2022	11,577,000	10,958,557
3.88%, 3/15/2023	11,588,000	10,695,260
4.00%, 11/14/2021	2,739,000	2,662,527
6.88%, 2/15/2023	3,839,000	3,964,766
Other Securities		29,306,043
		62,048,509
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		7,954,561
OFFICE & BUSINESS EQUIPMENT — 1.0%
Other Securities		24,536,607
OIL & GAS — 8.1%
Antero Resources Corp. 5.13%, 12/1/2022	8,755,000	8,229,262
California Resources Corp. 8.00%, 12/15/2022 (a)(b)	11,956,000	8,084,169
Other Securities		182,144,517
		198,457,948
OIL & GAS SERVICES — 1.3%
Other Securities		32,212,053
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 3.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	$ 9,509,000	$ 9,047,624
5.75%, 10/15/2020	18,283,186	18,235,467
Other Securities		54,277,140
		81,560,231
PHARMACEUTICALS — 2.4%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	6,167,000	5,631,889
5.63%, 12/1/2021 (a)(b)	4,932,000	4,874,986
5.88%, 5/15/2023 (a)	18,486,000	17,052,965
6.50%, 3/15/2022 (a)	7,645,000	7,685,595
Other Securities		23,691,580
		58,937,015
PIPELINES — 3.2%
Energy Transfer L.P. 7.50%, 10/15/2020	9,601,000	10,033,045
Other Securities		68,793,012
		78,826,057
REAL ESTATE — 0.4%
Other Securities		10,275,973
REAL ESTATE INVESTMENT TRUSTS — 1.9%
Other Securities		46,915,135
RETAIL — 3.4%
Other Securities		83,249,910
SEMICONDUCTORS — 0.5%
Other Securities		12,521,065
SOFTWARE — 1.8%
Infor US, Inc. 6.50%, 5/15/2022	8,786,000	8,479,808
Other Securities		34,792,489
		43,272,297
STORAGE & WAREHOUSING — 0.1%
Other Security		2,550,814
TELECOMMUNICATIONS — 8.9%
CenturyLink, Inc. Series T, 5.80%, 3/15/2022	10,964,000	10,529,716
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	$ 7,814,000	$ 7,890,186
Intelsat Jackson Holdings SA 5.50%, 8/1/2023	10,923,000	9,601,099
Sprint Communications, Inc. 6.00%, 11/15/2022	9,817,000	9,645,006
Sprint Corp. 7.88%, 9/15/2023	12,220,000	12,537,842
Other Securities		168,261,105
		218,464,954
TOYS/GAMES/HOBBIES — 0.1%
Other Security		1,800,624
TRANSPORTATION — 1.2%
Other Securities		30,364,897
TRUCKING & LEASING — 1.0%
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	8,582,000	8,049,144
5.25%, 8/15/2022 (a)	9,025,000	8,760,116
Other Securities		7,049,788
		23,859,048
TOTAL CORPORATE BONDS & NOTES (Cost $2,592,314,200)		2,413,889,071
Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (d)
Other Securities	30,630
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Other Security	268,448
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Other Security	328,943
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Securities	550,563
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Other Security	185,575
TOTAL COMMON STOCKS (Cost $16,671,184)	1,364,159
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security (Cost $932,170)		$ 61
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $932,170)		61
WARRANTS — 0.0% (d)
ADVERTISING SERVICES — 0.0% (d)
Affinion Group, Inc. (expiring 11/20/22) (Cost $0)(b) (e) (f)	11,802	—
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (g) (h)	8,899,790	8,899,790
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	192,441,474	192,441,474
TOTAL SHORT-TERM INVESTMENTS (Cost $201,341,264)		201,341,264
TOTAL INVESTMENTS — 106.8% (Cost $2,811,258,818)		2,616,594,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(166,600,731)
NET ASSETS — 100.0%		$ 2,449,993,824

See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.5% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.
(i)	Investment of cash collateral for securities loaned.
MTN=	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,413,889,071	$—	$2,413,889,071
Common Stocks	751,666	612,493	—	1,364,159
Convertible Preferred Stocks	—	61	—	61
Warrants	—	—	0(a)	0
Short-Term Investments	201,341,264	—	—	201,341,264
TOTAL INVESTMENTS	$202,092,930	$2,414,501,625	$ 0	$2,616,594,555
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,031,007	$ 22,031,007	$442,670,550	$455,801,767	$—	$—	8,899,790	$ 8,899,790	$ 250,703
State Street Navigator Securities Lending Government Money Market Portfolio	271,547,946	271,547,946	363,601,471	442,707,943	—	—	192,441,474	192,441,474	1,375,929
Total		$293,578,953	$806,272,021	$898,509,710	$—	$—		$201,341,264	$1,626,632
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,711,551,173	$ 6,605,377,901	$2,415,253,291
Investments in affiliated issuers, at value	195,508,116	513,988,578	201,341,264
Total Investments	3,907,059,289	7,119,366,479	2,616,594,555
Cash	75,434	3,296,052	3,653,333
Receivable for investments sold	34,966,268	181,862,205	104,082,990
Receivable for fund shares sold	—	100,448,230	—
Dividends receivable — unaffiliated issuers	4,281,881	—	—
Dividends receivable — affiliated issuers	72,404	57,180	30,652
Interest receivable — unaffiliated issuers	13,306,907	120,726,616	40,785,341
Securities lending income receivable — unaffiliated issuers	1,735	82,711	11,443
Securities lending income receivable — affiliated issuers	125,400	382,463	150,010
Receivable for foreign taxes recoverable	—	182,748	—
Other Receivable	264	2,202	5,700
TOTAL ASSETS	3,959,889,582	7,526,406,886	2,765,314,024
LIABILITIES
Payable upon return of securities loaned	128,995,515	500,220,408	192,441,474
Payable for investments purchased	11,038,595	279,957,095	51,817,086
Payable for fund shares repurchased	23,340,460	—	70,131,611
Advisory fee payable	1,397,217	2,485,531	917,220
Trustees’ fees and expenses payable	9,024	35,243	12,809
TOTAL LIABILITIES	164,780,811	782,698,277	315,320,200
NET ASSETS	$3,795,108,771	$ 6,743,708,609	$2,449,993,824
NET ASSETS CONSIST OF:
Paid-in Capital	$4,038,750,677	$ 8,540,603,600	$3,024,254,088
Total distributable earnings (loss)	(243,641,906)	(1,796,894,991)	(574,260,264)
NET ASSETS	$3,795,108,771	$ 6,743,708,609	$2,449,993,824
NET ASSET VALUE PER SHARE
Net asset value per share	$ 46.68	$ 33.55	$ 25.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	81,300,000	201,023,812	94,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,706,183,552	$ 7,338,854,034	$2,609,917,554
Investments in affiliated issuers	198,842,942	513,988,578	201,341,264
Total cost of investments	$3,905,026,494	$ 7,852,842,612	$2,811,258,818
* Includes investments in securities on loan, at value	$ 137,225,940	$ 833,967,116	$ 234,830,728
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 27,744,269	$ 265,119,974	$ 99,266,166
Dividend income — unaffiliated issuers	28,467,719	—	—
Dividend income — affiliated issuers	2,222,926	469,504	250,703
Unaffiliated securities lending income	201,797	558,162	104,623
Affiliated securities lending income	861,829	3,323,013	1,375,929
TOTAL INVESTMENT INCOME (LOSS)	59,498,540	269,470,653	100,997,421
EXPENSES
Advisory fee	9,078,256	17,732,334	6,793,440
Trustees’ fees and expenses	32,953	69,825	28,198
TOTAL EXPENSES	9,111,209	17,802,159	6,821,638
NET INVESTMENT INCOME (LOSS)	50,387,331	251,668,494	94,175,783
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,831,096)	(78,005,919)	(26,536,154)
Investments — affiliated issuers	(165,979)	—	—
In-kind redemptions — unaffiliated issuers	84,265,018	(125,931,340)	(26,153,450)
In-kind redemptions — affiliated issuers	65,659	—	—
Net realized gain (loss)	76,333,602	(203,937,259)	(52,689,604)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(479,569,063)	(228,624,343)	(82,691,410)
Investment — affiliated issuers	(4,882,462)	—	—
Net change in unrealized appreciation/depreciation	(484,451,525)	(228,624,343)	(82,691,410)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(408,117,923)	(432,561,602)	(135,381,014)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(357,730,592)	$(180,893,108)	$ (41,205,231)
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 50,387,331	$ 18,276,467
Net realized gain (loss)	76,333,602	206,998,329
Net change in unrealized appreciation/depreciation	(484,451,525)	231,424,931
Net increase (decrease) in net assets resulting from operations	(357,730,592)	456,699,727
Net equalization credits and charges	4,451,035	1,093,994
Distributions to shareholders (Note 11)	(199,296,994)	(167,084,247)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	828,905,048	1,541,183,475
Cost of shares redeemed	(952,663,149)	(1,228,440,502)
Net income equalization	(4,451,035)	(1,093,994)
Other capital	5,445	130,837
Net increase (decrease) in net assets from beneficial interest transactions	(128,203,691)	311,779,816
Net increase (decrease) in net assets during the period	(680,780,242)	602,489,290
Net assets at beginning of period	4,475,889,013	3,873,399,723
NET ASSETS AT END OF PERIOD	$3,795,108,771	$ 4,475,889,013
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,900,000	30,000,000
Shares redeemed	(18,900,000)	(23,900,000)
Net increase (decrease)	(3,000,000)	6,100,000
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 251,668,494	$ 595,966,897
Net realized gain (loss)	(203,937,259)	(48,301,867)
Net change in unrealized appreciation/depreciation	(228,624,343)	(400,416,546)
Net increase (decrease) in net assets resulting from operations	(180,893,108)	147,248,484
Net equalization credits and charges	(2,731,130)	1,263,252
Distributions to shareholders (Note 11)	(293,603,760)	(605,751,448)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,801,547,136	23,025,320,204
Cost of shares redeemed	(16,090,787,267)	(24,675,005,104)
Net income equalization	2,731,130	(1,263,252)
Other capital	919,509	1,534,375
Net increase (decrease) in net assets from beneficial interest transactions	(2,285,589,492)	(1,649,413,777)
Net increase (decrease) in net assets during the period	(2,762,817,490)	(2,106,653,489)
Net assets at beginning of period	9,506,526,099	11,613,179,588
NET ASSETS AT END OF PERIOD	$ 6,743,708,609	$ 9,506,526,099
SHARES OF BENEFICIAL INTEREST:
Shares sold	391,000,000	632,000,000
Shares redeemed	(457,000,000)	(678,000,000)
Net increase (decrease)	(66,000,000)	(46,000,000)
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 94,175,783	$ 223,144,512
Net realized gain (loss)	(52,689,604)	(15,251,527)
Net change in unrealized appreciation/depreciation	(82,691,410)	(77,864,034)
Net increase (decrease) in net assets resulting from operations	(41,205,231)	130,028,951
Net equalization credits and charges	(2,367,310)	(946,095)
Distributions to shareholders (Note 11)	(108,267,246)	(224,283,597)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,726,787,176	4,941,672,758
Cost of shares redeemed	(2,672,269,344)	(5,325,501,297)
Net income equalization	2,367,310	946,095
Other capital	161,756	270,603
Net increase (decrease) in net assets from beneficial interest transactions	(942,953,102)	(382,611,841)
Net increase (decrease) in net assets during the period	(1,094,792,889)	(477,812,582)
Net assets at beginning of period	3,544,786,713	4,022,599,295
NET ASSETS AT END OF PERIOD	$ 2,449,993,824	$ 3,544,786,713
SHARES OF BENEFICIAL INTEREST:
Shares sold	63,600,000	179,100,000
Shares redeemed	(99,000,000)	(193,500,000)
Net increase (decrease)	(35,400,000)	(14,400,000)
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 53.09	$ 49.53	$ 43.78	$ 47.44	$ 50.30	$ 42.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	0.23	0.98	0.82	0.37	(0.00)
Net realized and unrealized gain (loss) (b)	(4.69)	5.40	7.17	(1.38)	0.22	9.20
Total from investment operations	(4.11)	5.63	8.15	(0.56)	0.59	9.20
Net equalization credits and charges (a)	0.05	0.01	(0.33)	0.34	(0.05)	0.14
Other capital (a)	0.00(c)	0.00(c)	0.02	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.35)	(2.08)	(2.09)	(2.32)	(2.12)	(1.59)
Net realized gains	—	—	—	(1.12)	(1.29)	—
Total distributions	(2.35)	(2.08)	(2.09)	(3.44)	(3.41)	(1.59)
Net asset value, end of period	$ 46.68	$ 53.09	$ 49.53	$ 43.78	$ 47.44	$ 50.30
Total return (d)	(7.71)%	11.62%	18.34%	(0.13)%	1.27%	22.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,795,109	$4,475,889	$3,873,400	$2,197,606	$3,045,439	$2,862,353
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.22%(e)	0.44%	2.12%	1.84%	0.75%	0.00%
Portfolio turnover rate (f)	8%(g)	40%	32%	30%	38%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 35.60	$ 37.10	$ 35.28	$ 38.34	$ 41.63	$ 39.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	1.95	2.18	2.22	2.26	2.38
Net realized and unrealized gain (loss) (b)	(1.87)	(1.51)	1.83	(3.10)	(3.31)	2.11
Total from investment operations	(0.86)	0.44	4.01	(0.88)	(1.05)	4.49
Net equalization credits and charges (a)	(0.01)	0.00(c)	0.00(c)	0.03	0.01	0.00(c)
Other capital (a)	0.00(c)	0.01	0.01	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.18)	(1.95)	(2.20)	(2.22)	(2.26)	(2.39)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	(1.18)	(1.95)	(2.20)	(2.22)	(2.26)	(2.39)
Net asset value, end of period	$ 33.55	$ 35.60	$ 37.10	$ 35.28	$ 38.34	$ 41.63
Total return (d)	(2.55)%	1.23%	11.65%	(1.99)%	(2.50)%	11.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,743,709	$9,506,526	$11,613,180	$11,238,281	$9,797,126	$9,762,390
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.68%(e)	5.34%	5.97%	6.32%	5.71%	5.86%
Portfolio turnover rate (f)	18%(g)	38%	46%	59%	34%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 27.33	$ 27.92	$ 26.80	$ 28.82	$ 30.86	$ 30.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	1.48	1.62	1.51	1.51	1.59
Net realized and unrealized gain (loss) (b)	(1.20)	(0.58)	1.10	(2.02)	(2.04)	0.75
Total from investment operations	(0.44)	0.90	2.72	(0.51)	(0.53)	2.34
Net equalization credits and charges (a)	(0.02)	(0.01)	0.02	(0.01)	0.00(c)	0.07
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.89)	(1.48)	(1.62)	(1.50)	(1.51)	(1.58)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.89)	(1.48)	(1.62)	(1.50)	(1.51)	(1.60)
Net asset value, end of period	$ 25.98	$ 27.33	$ 27.92	$ 26.80	$ 28.82	$ 30.86
Total return (d)	(1.77)%	3.30%	10.43%	(1.61)%	(1.72)%	8.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,449,994	$3,544,787	$4,022,599	$3,138,527	$4,237,219	$4,341,352
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.55%(e)	5.37%	5.85%	5.66%	5.13%	5.17%
Portfolio turnover rate (f)	27%(g)	53%	57%	39%	39%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends if any,
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
The Adviser pays all operating expenses of each Fund other than management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$ 349,641,248	$ 526,352,853
SPDR Bloomberg Barclays High Yield Bond ETF	1,539,231,986	1,613,847,663
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	886,735,267	853,415,913
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 831,171,682	$ 952,763,778	$ 84,330,677
SPDR Bloomberg Barclays High Yield Bond ETF	13,283,301,951	15,523,230,577	(125,931,340)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,641,635,030	2,599,646,028	(26,153,450)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$3,998,976,340	$201,588,239	$293,505,290	$ (91,917,051)
SPDR Bloomberg Barclays High Yield Bond ETF	7,852,842,612	46,102	733,522,235	(733,476,133)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,811,258,818	1,220,467	195,884,730	(194,664,263)
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 137,225,940	$ 128,995,515	$ 11,446,955	$ 140,442,470
SPDR Bloomberg Barclays High Yield Bond ETF	833,967,116	500,220,408	350,268,490	850,488,898
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$234,830,728	$192,441,474	$ 47,429,940	$239,871,414
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Convertible Preferred Stocks	$ 11,734,512	$—	$—	$—	$ 11,734,512	$ 11,734,512
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	117,261,003	—	—	—	117,261,003	117,261,003
SPDR Bloomberg Barclays High Yield Bond ETF	Common Stocks	49,000	—	—	—	49,000	49,000
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	500,171,408	—	—	—	500,171,408	500,171,408
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	192,435,623	—	—	—	192,435,623	192,435,623
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

11.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 167,084,247	$—	$ 167,084,247	$121,989,239
SPDR Bloomberg Barclays High Yield Bond ETF	605,751,448	—	605,751,448	(2,126,256)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	224,283,597	—	224,283,597	11,313,256
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
57

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
58

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$ 922.90	$ 974.50	$ 982.30
Expenses Paid During Period(a)	1.94	1.99	2.00
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.20	1,023.20	1,023.20
Expenses Paid During Period(a)	2.04	2.04	2.04
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
59

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
60

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[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRTOPFISAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Bonds 4.63% 2/15/2040	1.1%
Treasury Notes 2.88% 10/31/2020	1.0
Treasury Notes 2.00% 10/31/2022	0.9
Treasury Notes 2.75% 5/31/2023	0.9
Treasury Notes 2.88% 11/30/2023	0.8
TOTAL	4.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	38.8%
U.S. Government Agency Obligations	30.0
Corporate Bonds & Notes	25.0
Foreign Government Obligations	3.5
Mortgage-Backed Securities	1.2
Asset-Backed Securities	0.5
Municipal Bonds & Notes	0.4
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/2023	0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/2026	0.2
JPMorgan Chase & Co. 4.02% 12/5/2024	0.2
CVS Health Corp. 4.30% 3/25/2028	0.2
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/2021	0.2
TOTAL	1.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.6%
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Total Investments
Financial	39.1%
Consumer, Non-cyclical	16.6
Energy	7.9
Industrial	7.5
Communications	7.2
Technology	7.2
Consumer, Cyclical	6.8
Utilities	4.8
Basic Materials	2.1
Short-Term Investments	0.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.5%
Verizon Communications, Inc. 5.01% 8/21/2054	0.4
CVS Health Corp. 5.05% 3/25/2048	0.4
Verizon Communications, Inc. 5.50% 3/16/2047	0.3
General Electric Co. 6.75% 3/15/2032	0.3
TOTAL	1.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.5%
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Total Investments
Consumer, Non-cyclical	21.3%
Financial	14.9
Communications	14.9
Utilities	12.8
Energy	10.9
Industrial	9.6
Technology	5.9
Consumer, Cyclical	4.9
Basic Materials	4.2
Short-Term Investments	0.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Bonds 3.00% 8/15/2048	3.6%
Treasury Bonds 3.13% 5/15/2048	3.5
Treasury Bonds 3.75% 11/15/2043	3.5
Treasury Bonds 3.63% 2/15/2044	3.5
Treasury Bonds 3.00% 11/15/2044	3.2
TOTAL	17.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
GE Capital International Funding Co. 2.34% 11/15/2020	0.8%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/2021	0.7
Oracle Corp. 1.90% 9/15/2021	0.5
Goldman Sachs Group, Inc. 5.25% 7/27/2021	0.4
JPMorgan Chase & Co. 2.25% 1/23/2020	0.4
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.5%
Short-Term Investments	0.9
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2018

% of Net Assets
Financial	42.8%
Consumer, Non-cyclical	16.0
Consumer, Cyclical	7.7
Communications	6.6
Industrial	6.6
Technology	6.5
Energy	6.4
Utilities	4.4
Basic Materials	1.5
Short-Term Investments	0.9
Other Assets	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Notes 2.75% 11/30/2020	2.1%
Treasury Notes 2.75% 9/30/2020	2.0
Treasury Notes 2.00% 11/15/2021	2.0
Treasury Notes 2.63% 8/31/2020	2.0
Treasury Notes 2.63% 11/15/2020	1.8
TOTAL	9.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investment	0.9
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.1%
Other Securities		$ 1,859,589
AEROSPACE & DEFENSE — 0.4%
Other Securities		15,288,102
AGRICULTURE — 0.3%
Other Securities		9,838,286
AIRLINES — 0.1%
Other Securities		2,960,961
APPAREL — 0.0% (a)
Other Securities		880,104
AUTO MANUFACTURERS — 0.5%
Other Securities		17,974,930
AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities		487,959
BANKS — 5.5%
Other Securities		198,626,610
BEVERAGES — 0.7%
Other Securities		23,619,468
BIOTECHNOLOGY — 0.4%
Other Securities		14,054,886
BUILDING MATERIALS — 0.1%
Other Securities		3,220,747
CHEMICALS — 0.4%
Other Securities		15,293,628
COMMERCIAL SERVICES — 0.2%
Other Securities		6,566,652
COMPUTERS — 0.6%
Other Securities		22,264,883
COSMETICS/PERSONAL CARE — 0.1%
Other Securities		4,352,444
DISTRIBUTION & WHOLESALE — 0.0% (a)
Other Securities		604,582
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Other Securities		29,496,202
ELECTRIC — 1.7%
Other Securities		61,958,702
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities		210,660
Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Other Securities		$ 7,059,740
ENGINEERING & CONSTRUCTION — 0.0% (a)
Other Security		96,695
ENVIRONMENTAL CONTROL — 0.1%
Other Securities		1,826,210
FOOD — 0.4%
Other Securities		15,563,971
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		2,022,793
GAS — 0.1%
Other Securities		3,926,465
HAND & MACHINE TOOLS — 0.0% (a)
Other Securities		1,169,479
HEALTH CARE PRODUCTS — 0.4%
Other Securities		15,181,141
HEALTH CARE SERVICES — 0.5%
Other Securities		18,697,764
HOME BUILDERS — 0.0% (a)
Other Securities		457,529
HOME FURNISHINGS — 0.0% (a)
Other Securities		1,470,691
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Other Securities		1,102,154
HOUSEWARES — 0.0% (a)
Other Securities		787,289
INSURANCE — 0.8%
Other Securities		29,201,398
INTERNET — 0.3%
Other Securities		10,866,933
INVESTMENT COMPANY SECURITY — 0.0% (a)
Other Securities		1,024,003
IRON/STEEL — 0.1%
Other Securities		2,892,747
LEISURE TIME — 0.0% (a)
Other Securities		1,066,997
LODGING — 0.0% (a)
Other Securities		1,572,474

See accompanying notes to financial statements.
7

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Securities		$ 3,452,227
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		5,590,223
MEDIA — 0.9%
Other Securities		33,238,826
METAL FABRICATE & HARDWARE — 0.0% (a)
Other Securities		520,507
MINING — 0.2%
Other Securities		5,675,345
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		9,559,680
OIL & GAS — 1.6%
Other Securities		57,887,242
OIL & GAS SERVICES — 0.1%
Other Securities		3,451,667
PACKAGING & CONTAINERS — 0.1%
Other Securities		1,851,101
PHARMACEUTICALS — 1.3%
Other Securities		47,682,343
PIPELINES — 1.0%
Other Securities		35,401,396
REAL ESTATE — 0.0% (a)
Other Security		234,837
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Other Securities		30,925,446
RETAIL — 0.7%
Other Securities		24,816,985
SEMICONDUCTORS — 0.4%
Other Securities		12,928,196
SHIPBUILDING — 0.0% (a)
Other Security		147,619
SOFTWARE — 0.7%
Other Securities		24,224,434
TELECOMMUNICATIONS — 1.1%
Other Securities		40,115,887
TEXTILES — 0.0% (a)
Other Securities		572,396
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		$ 471,365
TRANSPORTATION — 0.5%
Other Securities		16,907,833
TRUCKING & LEASING — 0.0% (a)
Other Securities		387,662
WATER — 0.0% (a)
Other Securities		1,132,881
TOTAL CORPORATE BONDS & NOTES (Cost $930,990,707)		902,721,966
ASSET-BACKED SECURITIES — 0.5%
ASSET-BACKED - OTHER — 0.0% (a)
Other Securities		1,512,880
AUTOMOBILE — 0.2%
Other Securities		6,750,519
CREDIT CARD — 0.3%
Other Securities		8,848,383
TOTAL ASSET-BACKED SECURITIES (Cost $17,152,977)		17,111,782
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
AUSTRIA — 0.0% (a)
Other Securities		1,365,115
CANADA — 0.3%
Other Securities		11,082,984
CHILE — 0.1%
Other Securities		1,736,368
COLOMBIA — 0.1%
Other Securities		4,034,858
FREE OF TAX — 0.0% (a)
Other Securities		437,349
GERMANY — 0.5%
Other Securities		17,900,697
HUNGARY — 0.1%
Other Securities		2,317,415
INDONESIA — 0.0% (a)
Other Securities		1,400,744
ISRAEL — 0.0% (a)
Other Securities		1,413,826
ITALY — 0.0% (a)
Other Security		716,550
JAPAN — 0.2%
Other Securities		6,164,695

See accompanying notes to financial statements.
8

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 0.2%
Other Securities		$ 7,816,351
PANAMA — 0.1%
Other Securities		2,194,185
PERU — 0.1%
Other Securities		1,760,775
PHILIPPINES — 0.1%
Other Securities		4,759,168
POLAND — 0.1%
Other Securities		2,369,968
SOUTH KOREA — 0.1%
Other Securities		4,269,786
SUPRANATIONAL — 1.4%
Other Securities		50,404,281
SWEDEN — 0.0% (a)
Other Securities		1,589,806
UNITED STATES — 0.0% (a)
Other Securities		566,550
URUGUAY — 0.1%
Other Securities		1,907,256
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $127,285,166)		126,208,727

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%(a)
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	$ 195,000	188,335
1.38%, 4/20/2020	1,400,000	1,378,930
1.38%, 5/1/2020	725,000	713,806
1.50%, 1/17/2020	1,750,000	1,730,487
1.63%, 9/29/2020	1,000,000	984,210
2.38%, 2/16/2021	250,000	249,085
2.38%, 1/13/2022	2,270,000	2,260,693
2.50%, 9/1/2028	229,901	226,372
2.50%, 10/1/2029	600,434	589,588
2.50%, 1/1/2031	721,583	706,189
2.50%, 5/1/2031	2,237,198	2,184,699
2.50%, 6/1/2031	857,960	837,827
2.50%, 11/1/2032	2,155,925	2,103,955
2.50%, 12/1/2032	1,668,874	1,628,645
2.50%, 2/1/2033	3,458,829	3,375,452
3.00%, 11/1/2027	2,464,547	2,469,069
3.00%, 2/1/2029	410,168	411,060
3.00%, 7/1/2029	420,000	419,629
3.00%, 9/1/2029	662,710	662,125
3.00%, 4/1/2030	629,732	628,503
3.00%, 12/1/2030	1,599,907	1,596,785
Security Description	Principal Amount	Value
3.00%, 5/1/2031	$ 1,296,596	$ 1,292,865
3.00%, 9/1/2032	3,865,576	3,852,414
3.00%, 5/1/2035	3,405,182	3,383,096
3.00%, 7/1/2035	661,549	657,259
3.00%, 4/1/2036	1,382,468	1,365,834
3.00%, 3/1/2043	1,048,540	1,029,390
3.00% 4/1/2043	1,947,221	1,911,657
3.00% 7/1/2043	703,838	690,983
3.00%, 8/1/2043	312,748	307,036
3.00%, 9/1/2043	386,475	379,416
3.00%, 10/1/2043	319,512	313,676
3.00%, 6/1/2045	1,420,019	1,390,235
3.00% 8/1/2045	3,930,989	3,855,408
3.00%, 4/1/2046	2,458,491	2,398,039
3.00%, 9/1/2046	1,653,002	1,612,356
3.00%, 11/1/2046	1,570,524	1,531,907
3.00% 12/1/2046	6,562,560	6,401,194
3.00%, 2/1/2047	4,265,772	4,160,881
3.00%, 12/1/2047	11,653,351	11,363,469
3.00%, 1/1/2048	3,136,170	3,058,156
3.00%, 2/1/2048	7,131,113	6,953,723
3.00%, 3/1/2048	335,807	327,454
3.50%, 5/1/2026	619,623	628,980
3.50%, 1/1/2029	144,733	147,037
3.50%, 11/1/2029	456,476	464,229
3.50%, 2/1/2030	276,165	280,856
3.50%, 3/1/2032	519,605	528,926
3.50%, 6/1/2033	1,855,439	1,878,985
3.50%, 3/1/2038	1,871,185	1,892,924
3.50%, 5/1/2043	292,835	294,892
3.50% 8/1/2043	1,540,248	1,551,070
3.50%, 6/1/2044	416,718	418,677
3.50%, 8/1/2044	812,925	816,745
3.50%, 10/1/2044	472,249	474,468
3.50%, 11/1/2044	746,771	750,281
3.50%, 12/1/2044	771,375	775,001
3.50%, 1/1/2045	758,290	761,854
3.50%, 2/1/2045	1,040,101	1,044,989
3.50% 7/1/2045	1,749,534	1,754,747
3.50%, 10/1/2045	1,022,092	1,025,137
3.50% 12/1/2045	1,537,905	1,542,488
3.50%, 3/1/2046	2,194,011	2,198,829
3.50%, 5/1/2046	1,018,471	1,020,708
3.50%, 8/1/2046	5,352,145	5,368,092
3.50%, 12/1/2046	1,414,063	1,417,169
3.50%, 4/1/2047	213,251	213,215
3.50%, 9/1/2047	10,059,471	10,058,230
3.50%, 10/1/2047	1,383,262	1,383,092
3.50%, 11/1/2047	510,710	510,647
3.50%, 12/1/2047	1,209,446	1,209,243
3.50%, 1/1/2048	3,089,769	3,089,251
3.50%, 2/1/2048	8,352,022	8,350,621
3.50%, 5/1/2048	6,875,728	6,874,125
3.50%, 6/1/2048	4,860,917	4,860,324
3.50%, 7/1/2048	3,408,249	3,407,454

See accompanying notes to financial statements.
9

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2048	$ 8,563,846	$ 8,561,850
4.00%, 4/1/2019	284	283
4.00%, 4/1/2024	56,503	57,825
4.00%, 5/1/2025	43,116	44,182
4.00%, 6/1/2025	97,909	100,330
4.00%, 8/1/2025	25,531	26,162
4.00%, 9/1/2025	21,343	21,871
4.00%, 6/1/2026	231,633	237,380
4.00%, 10/1/2040	271,645	279,688
4.00%, 12/1/2041	849,035	873,666
4.00%, 4/1/2042	577,633	594,391
4.00%, 6/1/2042	1,194,128	1,228,215
4.00% 5/1/2044	730,518	749,186
4.00%, 7/1/2044	1,118,192	1,146,766
4.00%, 12/1/2044	384,394	394,217
4.00%, 4/1/2045	869,603	888,848
4.00%, 10/1/2045	1,348,450	1,378,293
4.00%, 1/1/2046	971,470	992,970
4.00%, 3/1/2046	676,647	695,847
4.00%, 9/1/2047	794,450	810,632
4.00%, 12/1/2047	1,826,290	1,863,489
4.00%, 1/1/2048	2,870,596	2,929,067
4.00%, 4/1/2048	4,767,488	4,863,474
4.00% 5/1/2048	9,100,370	9,280,097
4.00%, 7/1/2048	7,910,106	8,065,512
4.00%, 10/1/2048	5,922,370	6,041,607
4.00%, 12/1/2048	7,573,379	7,722,169
4.50%, 5/1/2019	7,379	7,382
4.50%, 9/1/2024	84	84
4.50%, 10/1/2024	48,242	49,205
4.50%, 2/1/2039	2,586	2,708
4.50%, 6/1/2039	197,768	207,054
4.50%, 12/1/2039	157,419	164,811
4.50%, 6/1/2040	3,734	3,907
4.50%, 12/1/2040	595,425	623,051
4.50%, 4/1/2041	7,223	7,554
4.50%, 7/1/2041	425,828	445,350
4.50%, 8/1/2041	30,352	31,744
4.50%, 9/1/2041	163,064	170,539
4.50%, 10/1/2041	1,147,469	1,200,708
4.50%, 10/1/2043	18,319	19,091
4.50%, 8/1/2044	23,369	24,311
4.50%, 9/1/2044	509,253	529,787
4.50%, 4/1/2047	283,337	293,439
4.50%, 10/1/2047	249,368	258,259
4.50%, 12/1/2047	777,945	805,682
4.50% 1/1/2048	2,780,394	2,879,528
4.50%, 7/1/2048	3,943,493	4,083,231
4.50%, 12/1/2048	3,264,769	3,380,456
5.00%, 11/1/2035	20,478	21,782
5.00% 12/1/2036	4,122	4,384
5.00% 2/1/2038	304,586	324,262
5.00% 3/1/2038	212,201	225,909
5.00%, 6/1/2038	52,002	55,363
5.00% 11/1/2038	428,153	455,809
Security Description	Principal Amount	Value
5.00%, 1/1/2039	$ 62,077	$ 66,089
5.00%, 2/1/2039	142,566	151,780
5.00%, 3/1/2039	451,954	479,277
5.00%, 10/1/2039	42,875	45,646
5.00%, 7/1/2048	4,215,704	4,417,698
5.00%, 2/13/2049	2,000,000	2,092,224
5.50%, 2/1/2022	3,723	3,820
5.50%, 11/1/2026	46,729	49,541
5.50%, 6/1/2027	12,421	13,174
5.50%, 4/1/2028	20,313	21,547
5.50%, 7/1/2028	29,322	31,103
5.50%, 7/1/2033	2,945	3,172
5.50% 1/1/2037	141,754	152,959
5.50%, 9/1/2037	1,399	1,507
5.50%, 11/1/2037	8,056	8,680
5.50%, 1/1/2038	70,322	75,762
5.50%, 4/1/2038	245,980	265,156
5.50% 7/1/2038	343,355	370,121
5.50%, 10/1/2038	6,292	6,782
5.50%, 11/1/2038	7,908	8,525
6.00%, 8/1/2031	9,171	10,061
6.00%, 3/1/2036	10,920	12,067
6.00%, 8/1/2036	64,290	71,097
6.00%, 1/1/2037	6,105	6,741
6.00%, 12/1/2037	5,847	6,454
6.00%, 10/1/2038	4,006	4,251
6.00%, 3/1/2040	3,734	4,131
6.00%, 5/1/2040	636,608	703,537
6.25%, 7/15/2032	1,855,000	2,481,990
6.50%, 11/1/2037	69,169	76,843
6.50%, 2/1/2038	10,128	10,802
6.50%, 9/1/2038	165,844	185,207
6.50%, 9/1/2039	90,433	101,450
6.75%, 3/15/2031	581,000	791,281
2.75%, 6/19/2023	645,000	649,283
Series GDIF, 6.75%, 9/15/2029	185,000	246,427
Series GMTN, 1.88%, 11/17/2020	150,000	148,134
Series K015, Class A2, Class A2, 3.23%, 7/25/2021	1,000,000	1,006,698
Series K025, Class A1, Class A1, 1.88%, 4/25/2022	369,403	362,277
Series K029, Class A1, Class A1, 2.84%, 10/25/2022	315,407	314,485
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,020,757
Series K040, Class A2, Class A2, 3.24%, 9/25/2024	700,000	707,144
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	754,624
Series K049, Class A2, Class A2, 3.01%, 7/25/2025	350,000	348,063
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	346,867
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	968,659

See accompanying notes to financial statements.
10

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	$ 800,000	$ 796,744
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	495,280
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (b)	1,500,000	1,483,312
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (b)	1,500,000	1,495,262
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,023,351
Series K078, Class A2, Class A2, 3.85%, 6/25/2028	1,000,000	1,037,340
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,199,432
Series K085, Class A2, Class A2, 4.06%, 10/25/2028 (b)	2,200,000	2,317,605
Series K086, Class A2, Class A2, 3.86%, 11/25/2028 (b)	799,999	830,696
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	635,618
Series K730, Class A2, Class A2, 3.59%, 1/25/2025	1,000,000	1,024,820
TBA 3.00%, 1/1/2034 (c)	13,475,000	13,426,234
TBA 3.00%, 1/1/2049 (c)	6,000,000	5,849,268
TBA 3.50%, 1/1/2034 (c)	5,400,000	5,467,338
TBA 3.50%, 1/1/2049 (c)	9,225,000	9,220,212
TBA 4.00%, 1/1/2049 (c)	9,000,000	9,173,610
TBA 4.50%, 1/1/2049 (c)	8,425,000	8,719,454
Series K030, Class A2, Class A2, VRN 3.25%, 4/25/2023 (b)	1,000,000	1,011,406
Series K159, Class A3, Class A3, VRN 3.95%, 11/25/2033 (b)	666,667	685,129
Federal National Mortgage Association:
1.25%, 5/6/2021	450,000	436,851
1.25%, 8/17/2021	89,000	86,207
1.38%, 2/26/2021	881,000	859,407
1.50%, 6/22/2020	2,990,000	2,944,612
1.50%, 11/30/2020	150,000	147,048
1.63%, 1/21/2020	3,220,000	3,188,154
1.88%, 12/28/2020	250,000	246,835
1.88%, 4/5/2022	150,000	146,913
1.88%, 9/24/2026	550,000	511,846
2.00%, 1/5/2022	1,350,000	1,329,412
2.00%, 10/5/2022	1,200,000	1,176,228
2.13%, 4/24/2026	424,000	404,509
2.50%, 7/1/2028	687,869	678,110
2.50% 8/1/2028	1,020,644	1,006,164
2.50%, 10/1/2028	471,490	464,801
2.50%, 3/1/2029	1,744,975	1,724,359
2.50%, 2/1/2030	784,135	770,883
2.50%, 5/1/2030	1,177,440	1,153,696
2.50%, 7/1/2030	404,950	396,784
2.50%, 2/1/2031	1,399,924	1,371,693
2.50%, 8/1/2031	3,305,245	3,231,576
2.50%, 12/1/2032	2,646,957	2,586,226
Security Description	Principal Amount	Value
2.50%, 1/1/2033	$ 3,932,068	$ 3,841,852
2.50%, 10/1/2042	441,616	419,113
2.63%, 9/6/2024	2,840,000	2,827,902
2.75%, 6/22/2021	1,000,000	1,004,640
2.88%, 9/12/2023	1,100,000	1,112,815
3.00%, 8/1/2027	411,681	412,700
3.00%, 11/1/2028	786,107	789,170
3.00%, 6/1/2029	220,481	220,667
3.00% 8/1/2029	1,124,886	1,125,835
3.00%, 9/1/2029	440,442	440,814
3.00%, 6/1/2030	694,220	694,066
3.00%, 9/1/2030	118,168	118,142
3.00%, 11/1/2030	265,843	265,784
3.00%, 12/1/2030	948,729	948,519
3.00%, 6/1/2032	5,881,172	5,871,360
3.00%, 10/1/2032	1,708,810	1,705,959
3.00%, 1/1/2033	1,179,511	1,177,544
3.00%, 2/1/2033	2,698,222	2,693,721
3.00%, 2/1/2035	475,113	475,131
3.00%, 3/1/2035	381,706	379,345
3.00%, 2/1/2036	1,007,062	1,000,832
3.00%, 1/1/2037	2,519,521	2,489,962
3.00%, 9/1/2037	626,198	618,394
3.00%, 1/1/2038	3,772,117	3,725,105
3.00%, 12/1/2042	594,245	584,041
3.00%, 1/1/2043	1,113,887	1,094,760
3.00%, 3/1/2043	1,239,480	1,217,218
3.00%, 4/1/2043	307,650	302,125
3.00% 5/1/2043	3,315,912	3,256,360
3.00% 6/1/2043	2,327,196	2,285,399
3.00% 7/1/2043	2,146,356	2,107,807
3.00%, 8/1/2043	950,852	934,525
3.00%, 2/1/2044	9,427,213	9,257,898
3.00%, 5/1/2045	7,847,916	7,706,965
3.00%, 9/1/2045	1,069,497	1,047,393
3.00% 11/1/2045	2,450,922	2,400,267
3.00%, 5/1/2046	2,462,769	2,402,959
3.00%, 8/1/2046	2,708,911	2,643,123
3.00%, 9/1/2046	2,606,553	2,543,250
3.00%, 10/1/2046	951,945	928,827
3.00% 11/1/2046	7,651,405	7,500,495
3.00% 1/1/2047	7,596,537	7,412,047
3.00%, 3/1/2047	505,444	493,169
3.00%, 7/1/2047	6,328,392	6,174,701
3.00%, 2/1/2048	8,439,382	8,232,175
3.50%, 10/1/2025	151,437	153,760
3.50%, 11/1/2025	177,678	180,405
3.50%, 3/1/2026	110,258	111,924
3.50%, 1/1/2027	584,622	593,593
3.50%, 5/1/2029	221,044	224,800
3.50%, 1/1/2030	382,474	388,972
3.50%, 6/1/2033	3,895,804	3,945,248
3.50%, 6/1/2034	844,509	856,498
3.50%, 7/1/2034	1,585,870	1,608,384
3.50%, 2/1/2037	806,510	816,385

See accompanying notes to financial statements.
11

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2038	$ 3,423,551	$ 3,460,312
3.50%, 12/1/2040	915,764	924,278
3.50%, 5/1/2042	1,842,423	1,856,754
3.50%, 8/1/2042	699,087	704,524
3.50%, 10/1/2042	703,344	708,815
3.50%, 1/1/2043	257,844	259,850
3.50%, 5/1/2043	247,352	249,137
3.50%, 7/1/2043	916,491	923,106
3.50%, 1/1/2044	904,253	910,780
3.50%, 10/1/2044	663,688	666,935
3.50% 1/1/2045	1,127,881	1,133,400
3.50%, 2/1/2045	13,090,679	13,192,502
3.50%, 4/1/2045	1,266,168	1,270,186
3.50% 8/1/2045	2,660,383	2,668,825
3.50% 11/1/2045	7,656,190	7,680,488
3.50% 12/1/2045	5,825,405	5,843,893
3.50%, 1/1/2046	1,984,026	1,990,322
3.50% 2/1/2046	6,509,233	6,528,204
3.50%, 5/1/2047	6,466,092	6,481,556
3.50%, 7/1/2047	3,611,786	3,637,855
3.50%, 10/1/2047	911,831	911,858
3.50%, 11/1/2047	7,391,447	7,391,667
3.50% 1/1/2048	10,645,229	10,645,545
3.50% 2/1/2048	13,212,702	13,214,801
3.50%, 6/1/2048	6,930,383	6,930,143
3.50%, 8/1/2048	978,976	978,942
3.50%, 9/1/2048	2,955,261	2,955,300
4.00%, 1/1/2020	341	342
4.00%, 4/1/2024	89,314	91,433
4.00%, 1/1/2025	90,121	92,259
4.00%, 3/1/2026	64,986	66,619
4.00%, 12/1/2034	474,745	489,796
4.00%, 3/1/2037	1,504,827	1,547,980
4.00%, 3/1/2038	1,863,716	1,917,309
4.00%, 6/1/2038	1,437,807	1,479,120
4.00% 12/1/2040	1,264,128	1,301,670
4.00%, 3/1/2041	971,788	1,000,091
4.00%, 12/1/2041	1,048,245	1,078,775
4.00%, 2/1/2042	241,467	248,500
4.00%, 10/1/2043	701,785	721,751
4.00%, 12/1/2043	94,116	96,794
4.00%, 5/1/2044	2,103,810	2,166,289
4.00%, 6/1/2044	647,697	664,304
4.00% 7/1/2044	675,542	692,862
4.00%, 9/1/2044	542,828	556,746
4.00% 10/1/2044	835,303	856,719
4.00%, 12/1/2044	736,794	755,685
4.00%, 1/1/2045	1,810,904	1,862,425
4.00%, 3/1/2045	602,807	616,200
4.00%, 5/1/2045	997,451	1,019,612
4.00%, 6/1/2045	1,597,759	1,638,725
4.00%, 7/1/2045	972,508	994,116
4.00%, 9/1/2045	1,420,111	1,451,663
4.00%, 12/1/2045	865,093	884,314
4.00%, 4/1/2046	1,167,083	1,192,179
Security Description	Principal Amount	Value
4.00%, 11/1/2046	$ 765,791	$ 782,319
4.00%, 7/1/2047	420,921	429,532
4.00%, 8/1/2047	1,726,877	1,762,208
4.00%, 12/1/2047	16,269,006	16,601,858
4.00%, 1/1/2048	6,221,028	6,348,306
4.00%, 2/1/2048	2,775,711	2,832,500
4.00%, 5/1/2048	476,714	486,123
4.00%, 6/1/2048	6,720,240	6,852,882
4.00%, 7/1/2048	3,680,065	3,754,493
4.00%, 8/1/2048	7,086,792	7,226,669
4.00% 11/1/2048	6,957,340	7,096,311
4.50% 4/1/2023	186,839	190,981
4.50%, 8/1/2023	287	291
4.50%, 4/1/2031	262,545	274,929
4.50%, 4/1/2039	575,474	602,641
4.50%, 4/1/2040	529,496	554,177
4.50%, 10/1/2040	324,905	340,049
4.50%, 2/1/2041	662,279	692,778
4.50%, 5/1/2041	333,004	348,526
4.50%, 1/1/2042	1,123,130	1,174,852
4.50%, 9/1/2043	238,919	249,058
4.50% 12/1/2043	757,081	789,209
4.50%, 1/1/2044	199,607	208,078
4.50%, 2/1/2044	346,360	361,059
4.50% 6/1/2044	908,203	946,274
4.50%, 3/1/2046	1,301,437	1,362,099
4.50%, 9/1/2047	484,631	502,023
4.50%, 11/1/2047	3,478,881	3,603,730
4.50%, 4/1/2048	1,978,837	2,049,446
4.50% 8/1/2048	12,870,114	13,334,048
4.50%, 11/1/2048	2,973,685	3,080,879
5.00%, 7/1/2035	501,168	534,785
5.00%, 7/1/2040	229,585	243,733
5.00%, 1/1/2042	706,571	750,112
5.00%, 3/1/2042	641,187	680,698
5.00%, 12/1/2043	160,602	171,056
5.00%, 7/1/2044	532,454	561,411
5.00%, 6/1/2048	2,736,409	2,869,046
5.00%, 9/1/2048	3,684,643	3,863,312
5.50%, 7/1/2035	224,451	242,306
5.50% 6/1/2038	82,074	88,501
5.50%, 12/1/2038	227,630	245,344
5.50%, 12/1/2039	366,463	395,159
5.50%, 4/1/2040	321,268	346,909
5.50%, 9/1/2040	30,719	33,124
5.50%, 7/1/2041	402,909	434,970
5.50%, 5/1/2044	4,889,264	5,278,216
6.00%, 2/1/2037	214,588	237,518
6.00%, 10/1/2039	290,285	321,504
6.00%, 4/1/2040	394,005	435,666
6.25%, 5/15/2029	80,000	102,148
6.63%, 11/15/2030	1,960,000	2,633,201
7.13%, 1/15/2030	325,000	445,682
7.25%, 5/15/2030	735,000	1,023,510
1.50%, 2/28/2020	1,030,000	1,017,702

See accompanying notes to financial statements.
12

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2011-M4, Class A2, Class A2, 3.73%, 6/25/2021	$ 929,810	$ 945,267
Series 2013-M12, Class APT, Class APT, 2.40%, 3/25/2023 (b)	637,367	626,468
Series 2014-M3, Class A2, Class A2, 3.46%, 1/25/2024 (b)	400,000	407,545
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	270,292	262,190
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	333,416	329,818
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (b)	600,000	587,595
Series 2018-M2, Class A2, Class A2, 2.90%, 1/25/2028 (b)	750,000	722,663
TBA 3.00%, 1/1/2034 (c)	12,450,000	12,426,955
TBA 3.00%, 1/1/2049 (c)	7,500,000	7,313,940
TBA 3.50%, 1/1/2034 (c)	6,850,000	6,935,488
TBA 3.50%, 1/1/2049 (c)	14,125,000	14,120,565
TBA 4.00%, 1/1/2034 (c)	5,500,000	5,630,075
TBA 4.00%, 1/1/2049 (c)	22,925,000	23,369,516
TBA 4.50%, 1/1/2049 (c)	7,800,000	8,074,560
TBA 5.00%, 1/1/2049 (c)	3,000,000	3,142,170
Series 2013-M14, Class APT, Class APT, VRN 2.64%, 4/25/2023 (b)	456,793	452,562
Series 2014-M2, Class A2, Class A2, VRN 3.51%, 12/25/2023 (b)	869,514	890,003
Series 2017-M15, Class ATS2, Class ATS2, VRN 3.14%, 11/25/2027 (b)	700,000	687,932
Series 2018-M1, Class A2, Class A2, VRN 2.99%, 12/25/2027 (b)	130,000	126,222
Series 2018-M5, Class A2, Class A2, VRN 3.56%, 9/25/2021 (b)	249,092	252,085
Government National Mortgage Association:
3.00% 12/15/2042	769,226	762,110
3.00% 12/20/2042	1,461,859	1,452,629
3.00%, 2/20/2043	1,355,119	1,346,563
3.00%, 4/20/2043	1,326,467	1,314,711
3.00%, 6/20/2043	911,459	903,381
3.00%, 12/20/2044	478,037	473,141
3.00%, 3/20/2045	541,483	535,232
3.00%, 4/20/2045	827,406	817,854
3.00%, 8/20/2045	1,171,171	1,157,651
3.00%, 1/20/2046	659,472	651,858
3.00%, 4/20/2046	1,312,188	1,293,833
3.00%, 5/20/2046	2,853,351	2,813,439
3.00%, 10/20/2046	8,928,953	8,804,058
3.00%, 11/20/2046	1,406,008	1,386,341
Security Description	Principal Amount	Value
3.00%, 1/20/2047	$ 2,430,605	$ 2,396,607
3.00%, 6/20/2047	863,312	850,256
3.00%, 7/20/2047	7,741,385	7,624,309
3.00%, 10/20/2047	5,451,631	5,369,184
3.00%, 12/20/2047	3,164,813	3,116,950
3.00%, 1/20/2048	2,864,573	2,821,251
3.00%, 2/20/2048	3,344,126	3,293,551
3.00%, 3/20/2048	12,939,950	12,744,253
3.50%, 2/15/2042	846,969	858,340
3.50%, 6/20/2042	811,749	824,926
3.50%, 4/15/2043	206,544	208,760
3.50%, 4/20/2043	816,737	829,995
3.50%, 7/20/2043	2,026,549	2,056,686
3.50%, 10/20/2043	394,836	400,708
3.50%, 12/20/2043	175,598	178,209
3.50%, 1/20/2044	358,731	364,066
3.50%, 3/20/2044	338,504	343,538
3.50%, 10/20/2044	667,067	674,843
3.50%, 12/20/2044	509,687	515,629
3.50%, 2/20/2045	392,587	397,164
3.50%, 3/20/2045	469,731	474,760
3.50% 4/20/2045	2,941,316	2,972,807
3.50%, 6/20/2045	738,820	746,731
3.50%, 10/20/2045	8,504,620	8,595,674
3.50%, 11/20/2045	276,139	279,096
3.50%, 1/20/2046	3,596,649	3,635,156
3.50%, 3/20/2046	2,320,281	2,341,069
3.50%, 4/20/2046	2,026,807	2,044,965
3.50%, 5/20/2046	2,092,845	2,111,595
3.50%, 10/20/2046	1,267,031	1,278,382
3.50%, 2/20/2047	2,526,459	2,549,093
3.50%, 5/20/2047	1,415,516	1,426,038
3.50%, 6/20/2047	859,383	865,771
3.50%, 8/20/2047	1,256,311	1,265,649
3.50%, 9/20/2047	1,362,112	1,372,236
3.50%, 10/20/2047	873,788	880,283
3.50%, 11/20/2047	4,435,356	4,468,324
3.50%, 12/20/2047	6,143,984	6,189,653
3.50%, 1/20/2048	22,018,836	22,182,504
3.50%, 2/20/2048	5,487,363	5,528,151
3.50%, 3/20/2048	9,748,088	9,819,967
3.50%, 4/20/2048	5,755,020	5,797,456
3.50%, 6/20/2048	3,425,909	3,451,170
3.50%, 8/20/2048	2,614,429	2,633,707
4.00%, 4/15/2040	735,960	760,316
4.00%, 6/15/2040	47,678	49,256
4.00%, 3/20/2044	129,465	133,493
4.00%, 4/20/2044	194,275	200,320
4.00%, 6/20/2044	278,096	286,748
4.00%, 8/20/2044	289,606	298,616
4.00%, 9/20/2044	288,617	297,597
4.00%, 10/20/2044	264,285	272,507
4.00%, 12/20/2044	644,331	664,379
4.00%, 2/20/2045	458,139	472,394
4.00%, 5/15/2045	679,641	698,831

See accompanying notes to financial statements.
13

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/20/2045	$ 467,507	$ 481,101
4.00%, 9/20/2045	725,219	746,306
4.00%, 10/20/2045	672,533	692,088
4.00%, 11/20/2045	2,402,251	2,472,101
4.00%, 5/20/2046	157,465	161,829
4.00%, 3/20/2047	1,605,997	1,650,514
4.00%, 4/20/2047	633,114	649,094
4.00%, 6/20/2047	4,536,626	4,651,137
4.00%, 7/20/2047	1,272,583	1,304,705
4.00%, 8/20/2047	2,017,885	2,068,819
4.00%, 9/20/2047	850,299	871,762
4.00%, 12/20/2047	7,598,577	7,790,376
4.00%, 2/20/2048	7,184,735	7,366,088
4.00%, 7/20/2048	1,474,817	1,511,575
4.00%, 8/20/2048	11,585,163	11,873,911
4.00%, 9/20/2048	2,084,420	2,136,372
4.50%, 6/15/2039	36,690	38,361
4.50%, 7/15/2039	167,261	174,875
4.50%, 4/15/2040	573,851	600,627
4.50% 6/15/2040	366,764	383,876
4.50%, 3/15/2041	194,138	203,196
4.50%, 6/15/2041	172,920	180,397
4.50%, 9/20/2041	167,035	174,802
4.50%, 12/15/2041	37,866	39,503
4.50%, 1/15/2042	138,160	144,450
4.50%, 10/20/2043	112,777	117,534
4.50%, 4/20/2044	286,109	298,178
4.50%, 11/20/2044	633,259	660,248
4.50%, 12/20/2044	192,915	201,137
4.50%, 8/20/2045	362,828	378,291
4.50%, 9/20/2045	174,370	181,801
4.50%, 10/20/2045	644,750	672,229
4.50%, 4/20/2046	357,774	373,023
4.50%, 9/20/2047	435,365	451,384
4.50%, 11/20/2047	2,038,708	2,113,722
4.50%, 12/20/2047	1,811,428	1,878,079
4.50%, 1/20/2048	1,751,956	1,816,418
4.50%, 6/20/2048	5,868,697	6,077,254
4.50%, 8/20/2048	3,955,870	4,096,451
5.00%, 12/15/2038	198,789	212,499
5.00% 4/15/2039	396,149	423,507
5.00%, 5/15/2039	58,313	62,340
5.00%, 11/20/2041	986,255	1,045,161
5.00%, 5/20/2044	186,391	197,588
5.00%, 11/20/2044	229,473	243,256
5.00%, 1/20/2048	1,966,400	2,047,159
5.00%, 5/20/2048	3,425,562	3,564,779
5.00%, 7/20/2048	489,779	510,767
5.00%, 9/20/2048	2,483,443	2,589,865
5.50%, 6/15/2038	230,283	250,410
5.50%, 7/15/2038	299,659	326,543
5.50%, 2/15/2039	50,413	55,048
5.50%, 5/20/2044	291,250	318,015
6.00%, 1/15/2038	33,791	37,715
6.00%, 4/15/2038	88,954	99,502
Security Description	Principal Amount	Value
6.00%, 6/15/2041	$ 137,042	$ 152,659
TBA 3.00%, 1/1/2049 (c)	2,000,000	1,969,004
TBA 3.50%, 1/1/2049 (c)	16,275,000	16,387,297
TBA 4.00%, 1/1/2049 (c)	14,900,000	15,260,580
TBA 4.50%, 1/1/2049 (c)	10,500,000	10,860,255
TBA 5.00%, 1/1/2049 (c)	3,000,000	3,120,900
Other Securities		11,659,462
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,087,477,628)		1,082,228,209
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
2.25%, 8/15/2046	3,006,000	2,568,689
2.50%, 2/15/2045	3,399,000	3,078,917
2.50%, 2/15/2046	3,681,800	3,323,906
2.50%, 5/15/2046	2,850,000	2,570,318
2.75%, 8/15/2042	5,251,000	5,026,335
2.75%, 11/15/2042	19,282,000	18,434,311
2.75%, 8/15/2047	7,400,000	7,009,367
2.75%, 11/15/2047	17,200,000	16,281,610
2.88%, 5/15/2043	1,900,000	1,854,965
2.88%, 8/15/2045	3,700,000	3,603,469
2.88%, 11/15/2046	2,109,700	2,051,537
3.00%, 11/15/2044	1,464,000	1,461,179
3.00%, 5/15/2045	200,000	199,528
3.00%, 11/15/2045	2,900,000	2,893,013
3.00%, 2/15/2047	6,450,000	6,432,185
3.00%, 5/15/2047	10,200,000	10,157,687
3.00%, 2/15/2048	13,150,000	13,080,861
3.00%, 8/15/2048	18,500,000	18,414,434
3.13%, 11/15/2041	2,518,000	2,577,755
3.13%, 2/15/2042	2,197,000	2,248,902
3.13%, 2/15/2043	1,240,000	1,265,031
3.13%, 8/15/2044	2,078,000	2,120,630
3.13%, 5/15/2048	14,000,000	14,266,107
3.38%, 5/15/2044	2,164,000	2,303,731
3.38%, 11/15/2048	6,500,000	6,951,882
3.50%, 2/15/2039	700,000	765,598
3.63%, 8/15/2043	3,950,000	4,371,147
3.63%, 2/15/2044	1,940,000	2,149,178
3.75%, 8/15/2041	150,000	169,181
3.75%, 11/15/2043	3,762,000	4,248,276
3.88%, 8/15/2040	150,000	172,278
4.25%, 11/15/2040	400,000	483,412
4.38%, 2/15/2038	2,235,000	2,737,801
4.38%, 11/15/2039	500,000	613,029
4.38%, 5/15/2040	10,350,000	12,708,790
4.38%, 5/15/2041	1,500,000	1,846,096
4.50%, 2/15/2036	850,000	1,047,749
4.50%, 5/15/2038	5,000,000	6,223,027
4.63%, 2/15/2040	31,470,000	39,880,758
4.75%, 2/15/2037	546,000	695,741
4.75%, 2/15/2041	5,400,000	6,976,113

See accompanying notes to financial statements.
14

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2028	$ 700,000	$ 852,679
5.25%, 2/15/2029	250,000	305,615
5.50%, 8/15/2028	452,000	558,414
6.13%, 11/15/2027	686,000	871,619
6.25%, 8/15/2023	300,000	348,530
6.50%, 11/15/2026	1,054,000	1,342,995
6.88%, 8/15/2025	50,000	62,971
7.13%, 2/15/2023	800,000	943,287
7.50%, 11/15/2024	6,100,000	7,734,060
7.88%, 2/15/2021	172,000	190,957
8.75%, 5/15/2020	38,000	41,138
8.75%, 8/15/2020	345,000	378,563
Treasury Notes:
1.13%, 4/30/2020	400,000	392,469
1.13%, 2/28/2021	6,700,000	6,507,858
1.13%, 6/30/2021	400,000	387,191
1.13%, 9/30/2021	999,600	964,207
1.25%, 1/31/2020	7,750,000	7,637,627
1.25%, 3/31/2021	4,105,600	3,997,326
1.25%, 10/31/2021	1,950,000	1,885,113
1.38%, 2/15/2020	9,100,000	8,975,384
1.38%, 2/29/2020	7,590,000	7,484,809
1.38%, 3/31/2020	3,650,000	3,596,557
1.38%, 4/30/2020	1,015,000	999,463
1.38%, 5/31/2020	400,000	393,518
1.38%, 8/31/2020	4,905,000	4,812,986
1.38%, 9/15/2020	5,850,000	5,739,615
1.38%, 1/31/2021	1,000,000	977,241
1.38%, 4/30/2021	3,624,000	3,534,820
1.38%, 5/31/2021	600,000	584,657
1.38%, 6/30/2023	4,000,000	3,808,836
1.50%, 4/15/2020	4,225,000	4,168,888
1.50%, 5/15/2020	3,100,000	3,055,941
1.50%, 6/15/2020	3,100,000	3,053,869
1.50%, 7/15/2020	10,850,000	10,680,543
1.50%, 8/15/2020	7,125,000	7,008,355
1.50%, 1/31/2022	850,000	825,867
1.50%, 2/28/2023	23,770,000	22,838,979
1.50%, 3/31/2023	1,796,000	1,724,287
1.50%, 8/15/2026	2,392,000	2,206,911
1.63%, 3/15/2020	2,100,000	2,076,856
1.63%, 7/31/2020	250,000	246,464
1.63%, 10/15/2020	9,150,000	9,007,778
1.63%, 11/30/2020	2,000,000	1,967,089
1.63%, 8/15/2022	1,972,000	1,913,410
1.63%, 8/31/2022	9,000,000	8,731,115
1.63%, 11/15/2022	3,964,000	3,837,917
1.63%, 4/30/2023	1,100,000	1,060,872
1.63%, 5/31/2023	884,000	851,750
1.63%, 10/31/2023	4,730,000	4,540,034
1.63%, 2/15/2026	4,450,000	4,166,312
1.63%, 5/15/2026	300,000	280,188
1.75%, 10/31/2020	1,900,000	1,873,926
1.75%, 11/15/2020	9,825,000	9,688,278
1.75%, 12/31/2020	1,000,000	985,927
Security Description	Principal Amount	Value
1.75%, 3/31/2022	$ 500,000	$ 488,897
1.75%, 5/15/2022	3,432,000	3,351,482
1.75%, 5/31/2022	3,650,000	3,563,559
1.75%, 6/30/2022	8,450,000	8,245,872
1.75%, 9/30/2022	2,470,000	2,405,018
1.75%, 1/31/2023	2,100,000	2,039,482
1.75%, 5/15/2023	3,610,000	3,498,448
1.88%, 12/15/2020	20,400,000	20,159,390
1.88%, 1/31/2022	5,399,600	5,303,689
1.88%, 2/28/2022	3,750,000	3,682,141
1.88%, 3/31/2022	2,600,000	2,551,617
1.88%, 4/30/2022	4,850,000	4,757,540
1.88%, 7/31/2022	8,200,000	8,031,157
1.88%, 8/31/2022	2,330,000	2,280,332
1.88%, 9/30/2022	14,900,000	14,577,694
1.88%, 10/31/2022	47,000	45,957
1.88%, 8/31/2024	2,150,000	2,075,537
2.00%, 1/31/2020	8,650,000	8,592,941
2.00%, 7/31/2020	634,000	628,750
2.00%, 9/30/2020	400,000	396,472
2.00%, 11/30/2020	3,300,000	3,269,486
2.00%, 1/15/2021	12,900,000	12,773,146
2.00%, 2/28/2021	518,000	512,637
2.00%, 5/31/2021	300,000	296,716
2.00%, 8/31/2021	1,913,600	1,890,156
2.00%, 10/31/2021	2,800,000	2,764,208
2.00%, 11/15/2021	1,103,800	1,089,636
2.00%, 12/31/2021	2,775,000	2,737,550
2.00%, 2/15/2022	780,000	769,060
2.00%, 10/31/2022	34,400,000	33,793,424
2.00%, 11/30/2022	5,045,000	4,953,996
2.00%, 2/15/2023	9,040,000	8,865,383
2.00%, 2/15/2025	456,000	441,186
2.00%, 8/15/2025	200,000	192,846
2.13%, 8/31/2020	994,000	987,325
2.13%, 1/31/2021	650,000	645,016
2.13%, 6/30/2021	1,000,000	991,890
2.13%, 8/15/2021	3,201,600	3,172,397
2.13%, 9/30/2021	475,000	470,555
2.13%, 12/31/2021	809,800	802,018
2.13%, 6/30/2022	500,000	494,086
2.13%, 12/31/2022	3,000,000	2,958,087
2.13%, 11/30/2023	2,000,000	1,964,214
2.13%, 2/29/2024	4,000,000	3,924,441
2.13%, 7/31/2024	2,600,000	2,543,890
2.13%, 9/30/2024	1,550,000	1,515,006
2.13%, 11/30/2024	7,000,000	6,834,160
2.13%, 5/15/2025	4,549,000	4,427,406
2.25%, 2/29/2020	12,400,000	12,350,212
2.25%, 3/31/2020	13,100,000	13,047,570
2.25%, 2/15/2021	7,400,000	7,361,277
2.25%, 3/31/2021	21,483,600	21,372,591
2.25%, 4/30/2021	1,000,000	995,439
2.25%, 7/31/2021	800,000	795,625
2.25%, 12/31/2023	1,854,000	1,830,815

See accompanying notes to financial statements.
15

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 1/31/2024	$ 3,600,000	$ 3,553,917
2.25%, 10/31/2024	10,000,000	9,835,110
2.25%, 11/15/2024	12,344,000	12,134,644
2.25%, 12/31/2024	30,000,000	29,478,889
2.25%, 11/15/2025	1,400,000	1,369,331
2.25%, 2/15/2027	9,176,000	8,911,836
2.25%, 8/15/2027	6,600,000	6,387,751
2.25%, 11/15/2027	19,050,000	18,402,816
2.38%, 4/30/2020	14,250,000	14,214,215
2.38%, 12/31/2020	2,542,000	2,536,455
2.38%, 3/15/2021	12,100,000	12,070,819
2.38%, 4/15/2021	6,925,000	6,908,281
2.38%, 1/31/2023	14,900,000	14,833,221
2.38%, 8/15/2024	2,955,000	2,928,462
2.38%, 5/15/2027	12,600,000	12,337,222
2.50%, 5/31/2020	17,775,000	17,759,922
2.50%, 6/30/2020	8,550,000	8,543,403
2.50%, 12/31/2020	22,600,000	22,601,222
2.50%, 3/31/2023	7,300,000	7,301,901
2.50%, 8/15/2023	2,308,000	2,307,713
2.50%, 5/15/2024	9,694,000	9,677,648
2.50%, 1/31/2025	15,650,000	15,591,418
2.63%, 7/31/2020	10,400,000	10,412,567
2.63%, 8/15/2020	4,374,000	4,379,976
2.63%, 8/31/2020	10,600,000	10,614,453
2.63%, 11/15/2020	11,696,000	11,716,995
2.63%, 5/15/2021	5,400,000	5,417,887
2.63%, 6/15/2021	3,850,000	3,863,573
2.63%, 7/15/2021	3,750,000	3,763,645
2.63%, 12/15/2021	1,625,000	1,632,336
2.63%, 2/28/2023	14,050,000	14,123,635
2.63%, 6/30/2023	8,700,000	8,747,533
2.63%, 3/31/2025	3,210,000	3,219,685
2.63%, 12/31/2025	12,000,000	12,027,829
2.75%, 9/30/2020	21,250,000	21,330,562
2.75%, 11/30/2020	19,200,000	19,287,018
2.75%, 8/15/2021	6,350,000	6,393,465
2.75%, 9/15/2021	4,200,000	4,229,405
2.75%, 4/30/2023	17,000,000	17,178,421
2.75%, 5/31/2023	30,350,000	30,686,874
2.75%, 7/31/2023	2,550,000	2,577,681
2.75%, 8/31/2023	17,100,000	17,293,115
2.75%, 11/15/2023	10,383,000	10,498,207
2.75%, 2/15/2024	4,618,000	4,668,204
2.75%, 2/28/2025	10,000,000	10,102,868
2.75%, 6/30/2025	10,500,000	10,606,712
2.75%, 8/31/2025	6,600,000	6,665,187
2.75%, 2/15/2028	5,050,000	5,076,333
2.88%, 10/31/2020	36,300,000	36,526,976
2.88%, 10/15/2021	1,050,000	1,061,154
2.88%, 11/15/2021	10,000,000	10,111,867
2.88%, 9/30/2023	14,100,000	14,331,152
2.88%, 10/31/2023	6,750,000	6,863,200
2.88%, 11/30/2023	29,750,000	30,272,640
2.88%, 4/30/2025	2,100,000	2,136,615
Security Description	Principal Amount	Value
2.88%, 5/31/2025	$ 10,200,000	$ 10,377,003
2.88%, 7/31/2025	1,050,000	1,068,505
2.88%, 11/30/2025	10,000,000	10,180,025
2.88%, 5/15/2028	28,300,000	28,735,087
2.88%, 8/15/2028	13,300,000	13,505,792
3.00%, 9/30/2025	5,200,000	5,333,925
3.00%, 10/31/2025	27,700,000	28,418,544
3.13%, 5/15/2021	348,400	353,592
3.13%, 11/15/2028	9,600,000	9,958,591
3.50%, 5/15/2020	1,455,000	1,472,891
3.63%, 2/15/2020	1,499,500	1,515,692
3.63%, 2/15/2021	11,356,000	11,618,829
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,400,926,641)		1,398,918,451

MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Other Securities	4,838,043
CONNECTICUT — 0.0% (a)
Other Security	107,761
GEORGIA — 0.0% (a)
Other Securities	630,653
ILLINOIS — 0.1%
Other Securities	2,465,842
KANSAS — 0.0% (a)
Other Security	54,917
MASSACHUSETTS — 0.0% (a)
Other Securities	655,982
MISSISSIPPI — 0.0% (a)
Other Security	113,760
MISSOURI — 0.0% (a)
Other Security	179,379
NEW JERSEY — 0.0% (a)
Other Securities	1,237,346
NEW YORK — 0.1%
Other Securities	1,810,026
OHIO — 0.0% (a)
Other Securities	433,548
OREGON — 0.0% (a)
Other Security	116,132
PENNSYLVANIA — 0.0% (a)
Other Securities	196,187
SOUTH CAROLINA — 0.0% (a)
Other Security	94,893
TENNESSEE — 0.0% (a)
Other Security	10,230

See accompanying notes to financial statements.
16

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 0.1%
Other Securities		$ 1,527,007
WASHINGTON — 0.0% (a)
Other Security		232,168
WISCONSIN — 0.0% (a)
Other Security		157,752
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,752,670)		14,861,626

MORTGAGE-BACKED SECURITIES — 1.2%
Other Securities	41,620,510
TOTAL MORTGAGE-BACKED SECURITIES (Cost $42,289,488)	41,620,510
	Shares
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	202,998,547	202,998,547
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	12,171,048	12,171,048
TOTAL SHORT-TERM INVESTMENTS (Cost $215,169,595)		215,169,595
TOTAL INVESTMENTS — 105.3% (Cost $3,836,044,872)		3,798,840,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(192,660,358)
NET ASSETS — 100.0%		$ 3,606,180,508

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security, or a portion of the security has been designated as collateral for TBA securities.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
GMTN=	Global Medium Term Note
VRN=	Variable Rate Note

See accompanying notes to financial statements.
17

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 902,721,966	$—	$ 902,721,966
Asset-Backed Securities	—	17,111,782	—	17,111,782
Foreign Government Obligations	—	126,208,727	—	126,208,727
U.S. Government Agency Obligations	—	1,082,228,209	—	1,082,228,209
U.S. Treasury Obligations	—	1,398,918,451	—	1,398,918,451
Municipal Bonds & Notes	—	14,861,626	—	14,861,626
Mortgage-Backed Securities	—	41,620,510	—	41,620,510
Short-Term Investments	215,169,595	—	—	215,169,595
TOTAL INVESTMENTS	$215,169,595	$3,583,671,271	$—	$3,798,840,866
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	257,454,873	$257,454,873	$319,766,609	$374,222,935	$—	$—	202,998,547	$202,998,547	$1,381,399	$—
State Street Navigator Securities Lending Government Money Market Portfolio	23,059,826	23,059,826	101,775,894	112,664,672	—	—	12,171,048	12,171,048	37,777	—
Total		$280,514,699	$421,542,503	$486,887,607	$—	$—		$215,169,595	$1,419,176	$—
See accompanying notes to financial statements.
18

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.3%
Other Securities		$ 11,767,099
AEROSPACE & DEFENSE — 1.8%
Other Securities		70,213,581
AGRICULTURE — 1.1%
Other Securities		45,561,208
AIRLINES — 0.5%
Other Securities		18,023,282
APPAREL — 0.1%
Other Securities		2,708,165
AUTO MANUFACTURERS — 2.5%
Other Securities		100,503,600
AUTO PARTS & EQUIPMENT — 0.2%
Other Securities		8,499,395
BANKS — 28.2%
Bank of America Corp.:
4.10%, 7/24/2023	$ 1,840,000	1,870,047
5.70%, 1/24/2022	981,000	1,040,861
5.88%, 1/5/2021	620,000	651,428
6.22%, 9/15/2026	368,000	403,711
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (a)	6,159,000	6,053,250
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (a)	2,008,000	1,981,655
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (a)	5,816,000	5,639,775
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (a)	3,895,000	3,723,192
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (a)	1,729,000	1,678,565
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (a)	5,226,000	4,866,869
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (a)	1,726,000	1,653,663
Series GMTN, 2.63%, 4/19/2021	3,240,000	3,194,899
Series GMTN, 3.30%, 1/11/2023	2,729,000	2,688,856
Series GMTN, 3.50%, 4/19/2026	3,066,000	2,948,940
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (a)	$ 3,011,000	$ 2,959,873
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (a)	4,130,000	3,994,577
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	1,244,000	1,180,332
Series L, 2.25%, 4/21/2020	3,327,000	3,289,704
Series L, 3.95%, 4/21/2025	2,307,000	2,235,783
Series L, 4.18%, 11/25/2027	2,421,000	2,324,644
Series MTN, 2.15%, 11/9/2020	2,940,000	2,883,346
Series MTN, 2.50%, 10/21/2022	2,652,000	2,545,734
Series MTN, 2.63%, 10/19/2020	2,583,000	2,554,510
Series MTN, 3.25%, 10/21/2027	2,669,000	2,470,747
Series MTN, 3.88%, 8/1/2025	1,471,000	1,455,908
Series MTN, 4.00%, 4/1/2024	2,628,000	2,643,426
Series MTN, 4.00%, 1/22/2025	3,180,000	3,104,698
Series MTN, 4.13%, 1/22/2024	2,114,000	2,141,588
Series MTN, 4.20%, 8/26/2024	2,432,000	2,415,268
Series MTN, 4.25%, 10/22/2026	3,113,000	3,028,264
Series MTN, 4.45%, 3/3/2026	2,713,000	2,681,475
Series MTN, 5.00%, 5/13/2021	1,426,000	1,479,047
Series MTN, 5.63%, 7/1/2020	3,277,000	3,392,121
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (a)	1,729,000	1,691,827
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (a)	1,680,000	1,679,429
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (a)	2,805,000	2,800,596
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (a)	2,561,000	2,491,290
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (a)	2,023,000	1,912,605
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (a)	3,283,000	3,225,941
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (a)	2,000,000	1,989,600
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (a)	2,418,000	2,339,657

See accompanying notes to financial statements.
19

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Bank of Nova Scotia 2.70%, 3/7/2022 (b)	$ 4,512,000	$ 4,415,443
Citigroup, Inc.:
2.35%, 8/2/2021	2,177,000	2,115,957
2.40%, 2/18/2020	1,817,000	1,798,685
2.45%, 1/10/2020	1,747,000	1,732,308
2.65%, 10/26/2020	2,569,000	2,533,985
2.70%, 3/30/2021	2,028,000	1,996,100
2.70%, 10/27/2022	2,135,000	2,057,521
2.75%, 4/25/2022	2,712,000	2,633,406
2.90%, 12/8/2021	1,587,000	1,558,529
3.20%, 10/21/2026	2,584,000	2,384,438
3.30%, 4/27/2025	1,343,000	1,274,735
3.38%, 3/1/2023	262,000	257,963
3.40%, 5/1/2026	1,972,000	1,855,829
3.50%, 5/15/2023	999,000	980,658
3.70%, 1/12/2026	2,228,000	2,143,581
3.75%, 6/16/2024	1,196,000	1,187,843
3.88%, 10/25/2023	747,000	750,085
3.88%, 3/26/2025	689,000	660,889
4.00%, 8/5/2024	737,000	726,218
4.05%, 7/30/2022	797,000	796,729
4.13%, 7/25/2028	600,000	562,512
4.30%, 11/20/2026	1,356,000	1,305,597
4.40%, 6/10/2025	2,645,000	2,598,660
4.45%, 9/29/2027	4,395,000	4,236,428
4.50%, 1/14/2022	3,863,000	3,951,115
4.60%, 3/9/2026	2,776,000	2,737,330
5.38%, 8/9/2020	1,017,000	1,047,195
5.50%, 9/13/2025	1,572,000	1,644,123
6.63%, 1/15/2028	13,000	14,966
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (a)	2,781,000	2,730,219
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (a)	2,628,000	2,540,672
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (a)	3,590,000	3,593,123
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (a)	1,350,000	1,312,173
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	3,159,000	2,989,646
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (a)	2,481,000	2,389,724
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (a)	3,802,000	3,546,620
Discover Bank Series BKNT, USD 5 Year Swap Rate + 1.73% 4.68%, 8/9/2028 (a)	4,850,000	4,820,657
Goldman Sachs Group, Inc.:
Security Description	Principal Amount	Value
2.35%, 11/15/2021	$ 2,294,000	$ 2,210,154
2.60%, 4/23/2020	2,783,000	2,755,643
2.60%, 12/27/2020	1,854,000	1,819,757
2.63%, 4/25/2021	1,588,000	1,548,872
2.75%, 9/15/2020	1,796,000	1,775,687
2.88%, 2/25/2021	1,548,000	1,523,960
3.00%, 4/26/2022	4,643,000	4,514,250
3.20%, 2/23/2023 (b)	1,911,000	1,850,364
3.50%, 1/23/2025	2,332,000	2,207,168
3.50%, 11/16/2026	3,179,000	2,948,268
3.63%, 1/22/2023	3,250,000	3,197,838
3.75%, 5/22/2025	2,038,000	1,948,430
3.75%, 2/25/2026	2,180,000	2,062,978
3.85%, 1/26/2027	3,400,000	3,203,752
4.00%, 3/3/2024	2,122,000	2,095,390
4.25%, 10/21/2025	2,936,000	2,806,581
5.25%, 7/27/2021	4,678,000	4,852,443
5.75%, 1/24/2022	4,869,000	5,098,038
5.95%, 1/15/2027	1,759,000	1,851,541
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (a)	2,490,000	2,369,932
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (a)	1,813,000	1,733,373
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (a)	100,000	93,136
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (a)	2,845,000	2,741,015
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (a)	2,355,000	2,189,750
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (a)	3,740,000	3,625,855
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (a)	3,532,000	3,304,045
Series D, 6.00%, 6/15/2020	2,755,000	2,851,094
Series GMTN, 5.38%, 3/15/2020	1,954,000	1,996,851
Series MTN, 3.85%, 7/8/2024	2,628,000	2,560,355
HSBC Holdings PLC:
2.65%, 1/5/2022	2,427,000	2,354,263
2.95%, 5/25/2021	2,640,000	2,603,066
3.40%, 3/8/2021	3,741,000	3,729,515
3.60%, 5/25/2023	910,000	898,980
3.90%, 5/25/2026	1,646,000	1,577,247
4.00%, 3/30/2022	1,472,000	1,488,516
4.25%, 3/14/2024	2,704,000	2,699,484
4.25%, 8/18/2025	3,537,000	3,438,176
4.30%, 3/8/2026	1,917,000	1,888,590
4.38%, 11/23/2026	2,188,000	2,122,032
4.88%, 1/14/2022	746,000	771,454

See accompanying notes to financial statements.
20

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 4/5/2021	$ 2,349,000	$ 2,426,071
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (a)	1,660,000	1,650,355
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (a)	2,747,000	2,689,121
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (a)	6,855,000	6,735,106
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (a)	2,850,000	2,825,519
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (a)	3,488,000	3,333,656
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (a)	1,271,000	1,228,142
JPMorgan Chase & Co.:
2.25%, 1/23/2020	3,739,000	3,701,760
2.40%, 6/7/2021	1,537,000	1,503,878
2.55%, 10/29/2020	2,121,000	2,096,290
2.55%, 3/1/2021	4,501,000	4,434,205
2.70%, 5/18/2023	2,622,000	2,518,116
2.75%, 6/23/2020	2,186,000	2,170,982
2.95%, 10/1/2026	1,732,000	1,598,567
2.97%, 1/15/2023	1,006,000	980,196
3.13%, 1/23/2025	2,578,000	2,457,504
3.20%, 1/25/2023	1,902,000	1,874,801
3.20%, 6/15/2026	1,262,000	1,188,602
3.25%, 9/23/2022	3,330,000	3,305,891
3.30%, 4/1/2026	2,625,000	2,497,819
3.38%, 5/1/2023	978,000	956,777
3.63%, 5/13/2024	1,353,000	1,341,932
3.63%, 12/1/2027	163,000	152,027
3.88%, 2/1/2024	1,361,000	1,368,540
3.88%, 9/10/2024	3,929,000	3,875,133
3.90%, 7/15/2025	2,509,000	2,489,932
4.13%, 12/15/2026	2,486,000	2,425,416
4.25%, 10/15/2020	5,767,000	5,864,174
4.25%, 10/1/2027	1,381,000	1,358,144
4.35%, 8/15/2021	2,918,000	2,986,194
4.40%, 7/22/2020	2,303,000	2,344,661
4.50%, 1/24/2022	3,433,000	3,536,162
4.63%, 5/10/2021	1,961,000	2,016,908
4.95%, 3/25/2020	1,398,000	1,427,749
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,255,000	2,258,405
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (a)	3,464,000	3,429,118
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (a)	4,065,000	4,066,707
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (a)	$ 1,621,000	$ 1,571,041
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (a)	2,470,000	2,327,926
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (a)	8,150,000	8,209,658
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (a)	2,236,000	2,193,695
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (a)	3,360,000	3,246,902
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (a)	2,180,000	2,172,239
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (a)	5,000,000	5,080,750
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	2,556,000	2,478,349
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (a)	2,499,000	2,379,323
Series MTN, 2.30%, 8/15/2021	2,019,000	1,966,223
Morgan Stanley:
2.65%, 1/27/2020	2,093,000	2,078,286
2.75%, 5/19/2022	3,151,000	3,062,646
2.80%, 6/16/2020	2,926,000	2,905,781
3.63%, 1/20/2027	3,204,000	3,046,331
3.95%, 4/23/2027	2,690,000	2,533,173
4.88%, 11/1/2022	2,879,000	2,962,232
5.00%, 11/24/2025	2,325,000	2,364,665
5.75%, 1/25/2021	3,511,000	3,666,572
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (a)	5,650,000	5,600,901
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	3,152,000	2,979,460
Series F, 3.88%, 4/29/2024	3,474,000	3,459,027
Series GMTN, 2.50%, 4/21/2021	2,350,000	2,300,650
Series GMTN, 3.13%, 1/23/2023	1,835,000	1,793,859
Series GMTN, 3.70%, 10/23/2024	5,145,000	5,064,687
Series GMTN, 3.75%, 2/25/2023	3,458,000	3,451,983
Series GMTN, 3.88%, 1/27/2026	2,263,000	2,201,854
Series GMTN, 4.00%, 7/23/2025	2,072,000	2,044,857

See accompanying notes to financial statements.
21

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.35%, 9/8/2026	$ 2,938,000	$ 2,849,742
Series GMTN, 5.50%, 1/26/2020	2,432,000	2,487,182
Series GMTN, 5.50%, 7/24/2020	2,347,000	2,420,954
Series GMTN, 5.50%, 7/28/2021	3,315,000	3,471,766
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (a)	1,966,000	1,880,774
Series MTN, 2.63%, 11/17/2021	4,198,000	4,094,100
Series MTN, 3.13%, 7/27/2026	3,750,000	3,456,600
Series MTN, 4.10%, 5/22/2023	1,271,000	1,273,872
Series MTN, 6.25%, 8/9/2026	655,000	725,563
Royal Bank of Scotland Group PLC 5.13%, 5/28/2024	4,581,000	4,445,265
Wells Fargo & Co.:
2.10%, 7/26/2021	3,545,000	3,431,276
2.50%, 3/4/2021	2,502,000	2,457,314
3.00%, 4/22/2026	5,587,000	5,205,017
3.00%, 10/23/2026	3,452,000	3,195,551
3.07%, 1/24/2023	2,609,000	2,533,835
4.13%, 8/15/2023	1,839,000	1,847,864
4.48%, 1/16/2024	633,000	640,837
Series GMTN, 2.60%, 7/22/2020	2,533,000	2,507,315
Series GMTN, 4.30%, 7/22/2027	2,449,000	2,408,616
Series M, 3.45%, 2/13/2023	2,473,000	2,424,356
Series MTN, 2.55%, 12/7/2020	4,685,000	4,617,583
Series MTN, 2.63%, 7/22/2022	3,867,000	3,729,451
Series MTN, 3.00%, 1/22/2021 (b)	1,008,000	1,002,900
Series MTN, 3.00%, 2/19/2025	2,225,000	2,104,338
Series MTN, 3.30%, 9/9/2024	3,279,000	3,170,924
Series MTN, 3.50%, 3/8/2022	2,713,000	2,699,706
Series MTN, 3.55%, 9/29/2025	3,103,000	3,003,332
Series MTN, 4.10%, 6/3/2026	2,262,000	2,206,129
Series MTN, 4.60%, 4/1/2021	2,617,000	2,684,205
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (a)	2,131,000	2,046,186
Series N, 2.15%, 1/30/2020	1,977,000	1,956,044
Wells Fargo Bank NA Series BKNT, 3.63%, 10/22/2021	4,200,000	4,224,360
Other Securities		587,265,543
		1,129,223,336
Security Description	Principal Amount	Value
BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026 (c)	$ 9,822,000	$ 9,281,397
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	8,196,000	8,056,094
3.30%, 2/1/2023	10,268,000	9,995,795
Other Securities		76,472,430
		103,805,716
BIOTECHNOLOGY — 1.3%
Other Securities		53,121,197
BUILDING MATERIALS — 0.3%
Other Securities		13,000,851
CHEMICALS — 1.4%
Other Securities		55,724,250
COMMERCIAL SERVICES — 0.6%
Other Securities		24,861,169
COMPUTERS — 2.7%
Apple, Inc.:
1.55%, 2/7/2020	791,000	781,374
1.55%, 8/4/2021	1,678,000	1,624,405
1.80%, 5/11/2020	848,000	837,773
1.90%, 2/7/2020	1,152,000	1,142,116
2.00%, 5/6/2020	2,480,000	2,456,564
2.00%, 11/13/2020	1,146,000	1,130,735
2.10%, 9/12/2022	1,865,000	1,805,730
2.15%, 2/9/2022	3,090,000	3,011,885
2.25%, 2/23/2021	2,073,000	2,049,430
2.30%, 5/11/2022	1,445,000	1,410,985
2.40%, 1/13/2023 (b)	832,000	808,180
2.40%, 5/3/2023	4,673,000	4,520,146
2.45%, 8/4/2026	1,572,000	1,452,842
2.50%, 2/9/2022	1,212,000	1,194,814
2.50%, 2/9/2025	2,480,000	2,342,806
2.70%, 5/13/2022	1,354,000	1,339,607
2.75%, 1/13/2025	1,761,000	1,695,227
2.85%, 5/6/2021	3,076,000	3,077,015
2.85%, 2/23/2023	1,626,000	1,606,049
2.85%, 5/11/2024	2,734,000	2,665,103
2.90%, 9/12/2027	2,537,000	2,389,271
3.00%, 2/9/2024	2,402,000	2,367,171
3.00%, 6/20/2027	1,089,000	1,035,116
3.00%, 11/13/2027	1,331,000	1,265,701
3.20%, 5/13/2025	2,595,000	2,555,271
3.20%, 5/11/2027	2,548,000	2,459,686
3.25%, 2/23/2026	3,548,000	3,460,222
3.35%, 2/9/2027	2,504,000	2,446,007
3.45%, 5/6/2024	2,490,000	2,503,023
Dell International LLC/EMC Corp.:

See accompanying notes to financial statements.
22

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.42%, 6/15/2021 (c)	$ 5,220,000	$ 5,215,876
5.45%, 6/15/2023 (c)	5,865,000	5,976,494
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	4,196,000	4,206,700
Other Securities		37,084,196
		109,917,520
COSMETICS/PERSONAL CARE — 0.6%
Other Securities		23,664,701
DIVERSIFIED FINANCIAL SERVICES — 3.7%
GE Capital International Funding Co. 2.34%, 11/15/2020	6,077,000	5,862,421
Other Securities		140,971,233
		146,833,654
ELECTRIC — 4.4%
Other Securities		174,508,933
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities		3,323,311
ELECTRONICS — 0.8%
Other Securities		31,052,644
ENGINEERING & CONSTRUCTION — 0.0% (d)
Other Securities		1,750,855
ENVIRONMENTAL CONTROL — 0.3%
Other Securities		11,638,322
FOOD — 1.6%
Kraft Heinz Foods Co. 3.00%, 6/1/2026	4,693,000	4,187,705
Other Securities		60,048,612
		64,236,317
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		7,192,115
GAS — 0.3%
Other Securities		13,075,945
HAND & MACHINE TOOLS — 0.1%
Other Securities		3,060,384
HEALTH CARE PRODUCTS — 1.6%
Medtronic, Inc. 3.50%, 3/15/2025	5,489,000	5,473,192
Other Securities		59,694,252
		65,167,444
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.7%
Other Securities		$ 67,734,381
HOME BUILDERS — 0.1%
Other Securities		2,912,577
HOME FURNISHINGS — 0.0% (d)
Other Securities		1,919,374
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		6,465,988
HOUSEWARES — 0.2%
Other Securities		6,247,024
INSURANCE — 2.5%
Other Securities		99,728,249
INTERNET — 1.1%
Other Securities		45,374,108
INVESTMENT COMPANY SECURITY — 0.1%
Other Securities		5,329,249
IRON/STEEL — 0.2%
Other Securities		9,603,986
IT SERVICES — 0.1%
Other Securities		2,849,330
LEISURE TIME — 0.1%
Other Securities		3,235,628
LODGING — 0.3%
Other Securities		13,054,173
MACHINERY, CONSTRUCTION & MINING — 0.5%
Other Securities		21,107,712
MACHINERY-DIVERSIFIED — 0.9%
Other Securities		37,214,280
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/2025	$ 5,540,000	5,499,059
Comcast Corp. 3.95%, 10/15/2025	6,162,000	6,230,152
NBCUniversal Media LLC 5.15%, 4/30/2020	4,409,000	4,525,309
Other Securities		97,757,726
		114,012,246
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		5,196,464

See accompanying notes to financial statements.
23

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.3%
Other Securities		$ 10,950,110
MISCELLANEOUS MANUFACTURER — 0.9%
Other Securities		37,283,667
OFFICE & BUSINESS EQUIPMENT — 0.0% (d)
Other Security		145,046
OIL & GAS — 4.2%
Other Securities		166,311,940
OIL & GAS SERVICES — 0.3%
Other Securities		10,471,383
PACKAGING & CONTAINERS — 0.3%
Other Securities		11,220,969
PHARMACEUTICALS — 5.2%
AbbVie, Inc.:
2.50%, 5/14/2020	$ 4,576,000	4,527,403
3.60%, 5/14/2025	5,211,000	5,009,334
CVS Health Corp.:
2.13%, 6/1/2021	2,385,000	2,303,576
2.75%, 12/1/2022	2,764,000	2,656,923
2.80%, 7/20/2020	2,552,000	2,529,262
2.88%, 6/1/2026	1,912,000	1,740,169
3.13%, 3/9/2020	1,729,000	1,725,611
3.35%, 3/9/2021	3,048,000	3,038,795
3.38%, 8/12/2024	2,219,000	2,145,374
3.50%, 7/20/2022	1,666,000	1,655,921
3.70%, 3/9/2023	6,463,000	6,399,533
3.88%, 7/20/2025	3,485,000	3,398,607
4.00%, 12/5/2023	2,234,000	2,242,042
4.10%, 3/25/2025	4,138,000	4,095,751
4.13%, 5/15/2021	1,001,000	1,012,321
4.30%, 3/25/2028	8,236,000	8,060,244
4.75%, 12/1/2022	714,000	733,599
6.25%, 6/1/2027	1,820,000	2,021,146
Other Securities		151,339,031
		206,634,642
PIPELINES — 3.4%
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	4,935,000	4,767,457
Other Securities		132,101,870
		136,869,327
REAL ESTATE — 0.0% (d)
Other Securities		1,201,398
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Other Securities		176,197,416
Security Description	Principal Amount	Value
RETAIL — 2.6%
Other Securities		$ 104,174,399
SAVINGS & LOANS — 0.0% (d)
Other Security		476,064
SEMICONDUCTORS — 1.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	$ 5,972,000	5,354,734
Intel Corp. 2.88%, 5/11/2024	4,452,000	4,342,036
Other Securities		61,785,141
		71,481,911
SHIPBUILDING — 0.0% (d)
Other Security		983,818
SOFTWARE — 2.5%
Microsoft Corp.:
1.55%, 8/8/2021	4,943,000	4,801,828
3.30%, 2/6/2027	4,118,000	4,081,473
Oracle Corp.:
1.90%, 9/15/2021	4,762,000	4,606,473
2.65%, 7/15/2026	4,991,000	4,633,345
Other Securities		81,038,862
		99,161,981
TELECOMMUNICATIONS — 2.9%
AT&T, Inc. 3.40%, 5/15/2025	5,305,000	4,997,469
Verizon Communications, Inc.:
2.63%, 2/21/2020	4,898,000	4,879,241
5.15%, 9/15/2023	4,176,000	4,448,359
Other Securities		101,327,954
		115,653,023
TEXTILES — 0.1%
Other Securities		2,423,516
TOYS/GAMES/HOBBIES — 0.0% (d)
Other Securities		922,344
TRANSPORTATION — 1.3%
Other Securities		51,348,364
TRUCKING & LEASING — 0.1%
Other Securities		4,335,482
WATER — 0.1%
Other Securities		3,039,522
TOTAL CORPORATE BONDS & NOTES (Cost $4,016,453,294)		3,945,706,085

See accompanying notes to financial statements.
24

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	16,085,239	$ 16,085,239
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	13,883,733	13,883,733
TOTAL SHORT-TERM INVESTMENTS (Cost $29,968,972)		29,968,972
TOTAL INVESTMENTS — 99.3% (Cost $4,046,422,266)		3,975,675,057
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		28,017,906
NET ASSETS — 100.0%		$ 4,003,692,963
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
LIBOR=	London Interbank Offered Rate
GMTN=	Global Medium Term Note
MTN=	Medium Term Note
BKNT=	Bank Notes
See accompanying notes to financial statements.
25

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,945,706,085	$—	$3,945,706,085
Short-Term Investments	29,968,972	—	—	29,968,972
TOTAL INVESTMENTS	$29,968,972	$3,945,706,085	$—	$3,975,675,057
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,998,714	$14,998,714	$194,674,581	$193,588,056	$—	$—	16,085,239	$16,085,239	$ 59,869	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,583,198	18,583,198	72,003,071	76,702,536	—	—	13,883,733	13,883,733	53,780	—
Total		$33,581,912	$266,677,652	$270,290,592	$—	$—		$29,968,972	$113,649	$—
See accompanying notes to financial statements.
26

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.1%
Other Securities		$ 424,786
AEROSPACE & DEFENSE — 2.0%
Other Securities		7,486,484
AGRICULTURE — 1.3%
Other Securities		5,028,072
AIRLINES — 0.1%
Other Securities		516,084
APPAREL — 0.2%
Other Securities		566,926
AUTO MANUFACTURERS — 0.8%
Other Securities		3,131,460
AUTO PARTS & EQUIPMENT — 0.1%
Other Securities		474,402
BANKS — 8.4%
Bank of America Corp. 7.75%, 5/14/2038	$ 567,000	730,585
Bank of America NA Series BKNT, 6.00%, 10/15/2036	755,000	868,069
Citigroup, Inc.:
4.65%, 7/30/2045	166,000	161,777
4.65%, 7/23/2048	450,000	440,005
4.75%, 5/18/2046	353,000	327,319
5.30%, 5/6/2044	143,000	141,497
5.88%, 2/22/2033	231,000	249,316
5.88%, 1/30/2042	44,000	49,613
6.00%, 10/31/2033	272,000	295,691
6.13%, 8/25/2036	250,000	273,625
6.63%, 6/15/2032	192,000	222,394
6.68%, 9/13/2043	710,000	831,055
8.13%, 7/15/2039	571,000	792,268
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (a)	150,000	134,119
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (a)	9,000	8,397
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	282,000	268,281
5.15%, 5/22/2045	292,000	275,149
6.25%, 2/1/2041	668,000	760,324
6.45%, 5/1/2036	296,000	325,991
6.75%, 10/1/2037	703,000	796,281
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (a)	91,000	79,951
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	535,000	493,912
Series MTN, 4.80%, 7/8/2044	1,159,000	1,103,113
HSBC Holdings PLC 6.50%, 9/15/2037	708,000	809,294
JPMorgan Chase & Co.:
Security Description	Principal Amount	Value
4.85%, 2/1/2044	$ 373,000	$ 381,501
4.95%, 6/1/2045	297,000	302,411
5.40%, 1/6/2042	385,000	423,781
5.50%, 10/15/2040	196,000	216,607
5.60%, 7/15/2041	635,000	717,620
5.63%, 8/16/2043	443,000	480,903
6.40%, 5/15/2038	360,000	440,003
8.75%, 9/1/2030	25,000	32,143
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (a)	643,000	564,695
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (a)	360,000	325,861
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (a)	434,000	384,936
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (a)	560,000	502,085
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (a)	211,000	195,759
Morgan Stanley:
4.38%, 1/22/2047	864,000	818,338
6.38%, 7/24/2042	668,000	816,116
Other Securities		14,607,460
		31,648,245
BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046 (b)	1,964,000	1,817,250
Anheuser-Busch InBev Finance, Inc. 4.63%, 2/1/2044	1,020,000	908,116
Anheuser-Busch InBev Worldwide, Inc. 8.20%, 1/15/2039	646,000	841,015
Other Securities		7,130,019
		10,696,400
BIOTECHNOLOGY — 1.8%
Amgen, Inc. 4.66%, 6/15/2051	718,000	679,968
Other Securities		6,191,946
		6,871,914
BUILDING MATERIALS — 0.4%
Other Securities		1,373,790
CHEMICALS — 1.7%
Other Securities		6,456,948
COMMERCIAL SERVICES — 1.3%
Other Securities		4,875,913
COMPUTERS — 1.6%
Apple, Inc.:
3.45%, 2/9/2045	313,000	277,309
3.75%, 9/12/2047	379,000	350,188
3.75%, 11/13/2047	231,000	213,458

See accompanying notes to financial statements.
27

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 5/4/2043	$ 594,000	$ 564,282
3.85%, 8/4/2046	299,000	281,254
4.25%, 2/9/2047	443,000	443,381
4.38%, 5/13/2045	570,000	580,995
4.45%, 5/6/2044	182,000	187,784
4.50%, 2/23/2036	130,000	137,039
4.65%, 2/23/2046	903,000	954,742
Other Securities		2,222,051
		6,212,483
COSMETICS/PERSONAL CARE — 0.4%
Other Securities		1,342,171
DISTRIBUTION & WHOLESALE — 0.1%
Other Securities		393,862
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Other Securities		4,462,574
ELECTRIC — 11.5%
Other Securities		43,571,738
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Other Securities		113,854
ELECTRONICS — 0.3%
Other Securities		1,290,132
ENTERTAINMENT — 0.0% (c)
Other Security		63,769
ENVIRONMENTAL CONTROL — 0.2%
Other Securities		802,641
FOOD — 1.8%
Kraft Heinz Foods Co. 5.20%, 7/15/2045	914,000	825,388
Other Securities		6,160,036
		6,985,424
FOREST PRODUCTS & PAPER — 0.6%
Other Securities		2,133,446
GAS — 0.9%
Other Securities		3,344,631
HAND & MACHINE TOOLS — 0.2%
Other Securities		623,289
HEALTH CARE PRODUCTS — 1.8%
Abbott Laboratories 4.90%, 11/30/2046	631,000	663,332
Medtronic, Inc. 4.50%, 3/15/2042	766,000	789,646
Other Securities		5,254,069
		6,707,047
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.8%
Cigna Corp. 4.90%, 12/15/2048 (b)	$ 895,000	$ 875,167
Other Securities		13,426,629
		14,301,796
HOME FURNISHINGS — 0.1%
Other Security		236,702
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		690,803
HOUSEWARES — 0.1%
Other Security		212,345
INSURANCE — 4.3%
Other Securities		16,077,824
INTERNET — 0.9%
Amazon.com, Inc. 4.25%, 8/22/2057	711,000	701,565
Other Securities		2,794,387
		3,495,952
IRON/STEEL — 0.6%
Other Securities		2,381,244
LEISURE TIME — 0.0% (c)
Other Security		137,585
MACHINERY, CONSTRUCTION & MINING — 0.4%
Other Securities		1,488,959
MACHINERY-DIVERSIFIED — 0.3%
Other Securities		1,032,905
MEDIA — 5.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047	856,000	769,784
Comcast Corp.:
3.20%, 7/15/2036	188,000	160,994
3.40%, 7/15/2046	292,000	241,291
3.97%, 11/1/2047	326,000	292,712
4.00%, 8/15/2047	157,000	142,207
4.00%, 3/1/2048	316,000	287,364
4.00%, 11/1/2049	522,000	469,189
4.05%, 11/1/2052	705,000	631,222
4.20%, 8/15/2034	300,000	289,674
4.25%, 10/15/2030	165,000	166,789
4.40%, 8/15/2035	250,000	245,865
4.50%, 1/15/2043	344,000	331,482
4.60%, 10/15/2038	280,000	283,248
4.60%, 8/15/2045	249,000	245,778
4.65%, 7/15/2042	424,000	424,242
4.70%, 10/15/2048	280,000	283,329

See accompanying notes to financial statements.
28

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/1/2044	$ 150,000	$ 151,578
4.95%, 10/15/2058	1,020,000	1,038,319
6.40%, 5/15/2038	276,000	325,167
6.40%, 3/1/2040	35,000	41,920
6.45%, 3/15/2037	439,000	523,200
6.50%, 11/15/2035	303,000	361,934
6.55%, 7/1/2039	185,000	225,465
6.95%, 8/15/2037	255,000	315,440
7.05%, 3/15/2033	120,000	151,402
Other Securities		13,502,130
		21,901,725
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		423,642
MINING — 1.3%
Other Securities		4,927,719
MISCELLANEOUS MANUFACTURER — 1.7%
General Electric Co.:
4.13%, 10/9/2042	417,000	325,735
4.50%, 3/11/2044	530,000	431,462
Series A, 6.75%, 3/15/2032	1,061,000	1,106,146
Series GMTN, 6.15%, 8/7/2037	804,000	785,629
Series GMTN, 6.88%, 1/10/2039	671,000	701,893
Series MTN, 5.88%, 1/14/2038	773,000	738,601
Other Securities		2,210,577
		6,300,043
OIL & GAS — 5.5%
Shell International Finance B.V.:
4.38%, 5/11/2045	661,000	677,386
6.38%, 12/15/2038	760,000	956,513
Other Securities		19,024,790
		20,658,689
OIL & GAS SERVICES — 0.5%
Other Securities		2,020,311
PACKAGING & CONTAINERS — 0.2%
Other Securities		825,081
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.70%, 5/14/2045	878,000	802,659
AstraZeneca PLC 6.45%, 9/15/2037	719,000	860,643
CVS Health Corp.:
4.78%, 3/25/2038	724,000	695,844
4.88%, 7/20/2035	347,000	337,083
5.05%, 3/25/2048	1,427,000	1,392,224
5.13%, 7/20/2045	925,000	901,977
5.30%, 12/5/2043	436,000	438,298
6.13%, 9/15/2039	175,000	192,747
Pfizer, Inc. 7.20%, 3/15/2039	667,000	929,171
Security Description	Principal Amount	Value
Other Securities		$ 15,389,031
		21,939,677
PIPELINES — 4.8%
Other Securities		18,287,020
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Other Securities		3,600,164
RETAIL — 3.2%
Other Securities		12,207,399
SEMICONDUCTORS — 0.9%
Other Securities		3,538,233
SOFTWARE — 3.3%
Microsoft Corp.:
3.45%, 8/8/2036	$ 277,000	263,006
3.50%, 2/12/2035	312,000	299,610
3.50%, 11/15/2042	308,000	286,086
3.70%, 8/8/2046	498,000	478,120
3.75%, 5/1/2043	190,000	184,100
3.75%, 2/12/2045	387,000	374,655
3.95%, 8/8/2056	557,000	540,479
4.00%, 2/12/2055	769,000	757,273
4.10%, 2/6/2037	357,000	366,764
4.20%, 11/3/2035	356,000	371,504
4.45%, 11/3/2045	578,000	621,830
4.50%, 10/1/2040	360,000	386,086
4.50%, 2/6/2057	381,000	410,127
4.75%, 11/3/2055	130,000	145,432
4.88%, 12/15/2043	275,000	310,318
5.20%, 6/1/2039	315,000	367,208
5.30%, 2/8/2041	335,000	397,756
Series 30Y, 4.25%, 2/6/2047	613,000	643,343
Oracle Corp.:
3.25%, 5/15/2030	230,000	217,069
3.85%, 7/15/2036	455,000	429,866
3.90%, 5/15/2035	222,000	212,398
4.00%, 7/15/2046	523,000	487,833
4.00%, 11/15/2047	241,000	224,371
4.13%, 5/15/2045	424,000	401,931
4.30%, 7/8/2034	340,000	341,343
4.38%, 5/15/2055	493,000	481,484
4.50%, 7/8/2044	406,000	407,868
5.38%, 7/15/2040	626,000	698,985
6.13%, 7/8/2039	385,000	465,669
6.50%, 4/15/2038	308,000	385,419
Other Securities		571,928
		12,529,861
TELECOMMUNICATIONS — 8.0%
AT&T, Inc.:
4.30%, 2/15/2030	435,000	412,345
4.30%, 12/15/2042	524,000	446,464
4.35%, 6/15/2045	707,000	600,073
4.50%, 5/15/2035	346,000	313,635

See accompanying notes to financial statements.
29

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/9/2048	$ 732,000	$ 629,410
4.55%, 3/9/2049	864,000	744,319
4.75%, 5/15/2046	647,000	575,118
4.80%, 6/15/2044	757,000	679,021
4.90%, 8/15/2037	158,000	147,975
5.15%, 3/15/2042	446,000	416,609
5.15%, 11/15/2046	288,000	268,157
5.15%, 2/15/2050	155,000	143,555
5.25%, 3/1/2037	211,000	206,881
5.35%, 9/1/2040	497,000	480,823
5.45%, 3/1/2047 (d)	502,000	489,495
5.55%, 8/15/2041	587,000	572,055
5.65%, 2/15/2047	578,000	577,983
5.70%, 3/1/2057	270,000	266,663
6.00%, 8/15/2040	150,000	153,332
6.15%, 9/15/2034	476,000	507,797
6.30%, 1/15/2038	197,000	212,795
6.35%, 3/15/2040	317,000	336,410
6.38%, 3/1/2041	155,000	165,174
6.50%, 9/1/2037	285,000	317,826
6.55%, 2/15/2039	200,000	222,200
Cisco Systems, Inc.:
5.50%, 1/15/2040	571,000	674,083
5.90%, 2/15/2039	573,000	708,027
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	629,000	826,311
Orange SA 9.00%, 3/1/2031	753,000	1,039,276
Telefonica Europe B.V. 8.25%, 9/15/2030	711,000	905,551
Verizon Communications, Inc.:
3.85%, 11/1/2042	484,000	418,016
4.13%, 8/15/2046	429,000	380,647
4.27%, 1/15/2036	598,000	562,096
4.40%, 11/1/2034	444,000	428,558
4.50%, 8/10/2033	832,000	822,049
4.52%, 9/15/2048	832,000	779,301
4.67%, 3/15/2055	100,000	92,055
4.75%, 11/1/2041	436,000	422,937
4.81%, 3/15/2039	188,000	184,934
4.86%, 8/21/2046	1,000,000	983,940
5.01%, 8/21/2054	1,675,000	1,616,660
5.25%, 3/16/2037	595,000	622,929
5.50%, 3/16/2047	1,048,000	1,120,847
5.85%, 9/15/2035	300,000	332,973
6.40%, 2/15/2038	200,000	233,124
6.55%, 9/15/2043	533,000	626,142
Other Securities		6,758,847
		30,425,418
TOYS/GAMES/HOBBIES — 0.1%
Other Securities		232,073
Security Description	Principal Amount	Value
TRANSPORTATION — 3.7%
CSX Corp. 6.22%, 4/30/2040	$575,000	$ 681,703
Other Securities		13,361,388
		14,043,091
TRUCKING & LEASING — 0.0% (c)
Other Security		116,158
WATER — 0.3%
Other Securities		1,032,933
TOTAL CORPORATE BONDS & NOTES (Cost $394,998,100)		372,663,837
	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	592,743	592,743
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,512,328	1,512,328
TOTAL SHORT-TERM INVESTMENTS (Cost $2,105,071)		2,105,071
TOTAL INVESTMENTS — 99.1% (Cost $397,103,171)		374,768,908
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,504,119
NET ASSETS — 100.0%		$ 378,273,027

See accompanying notes to financial statements.
30

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
LIBOR=	London Interbank Offered Rate
MTN=	Medium Term Note
BKNT=	Bank Notes
GMTN=	Global Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$372,663,837	$—	$372,663,837
Short-Term Investments	2,105,071	—	—	2,105,071
TOTAL INVESTMENTS	$2,105,071	$372,663,837	$—	$374,768,908
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	106,469	$106,469	$17,530,620	$17,044,346	$—	$—	592,743	$ 592,743	$7,211	$—
State Street Navigator Securities Lending Government Money Market Portfolio	581,483	581,483	5,350,853	4,420,008	—	—	1,512,328	1,512,328	2,281	—
Total		$687,952	$22,881,473	$21,464,354	$—	$—		$2,105,071	$9,492	$—
See accompanying notes to financial statements.
31

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$ 43,710,100	$ 37,351,184
2.50%, 2/15/2045	42,967,600	38,921,347
2.50%, 2/15/2046	45,709,200	41,265,981
2.50%, 5/15/2046	39,644,200	35,753,748
2.75%, 8/15/2042	27,324,900	26,155,802
2.75%, 11/15/2042	32,897,300	31,451,046
2.75%, 8/15/2047	39,761,900	37,662,940
2.75%, 11/15/2047	43,994,800	41,645,707
2.88%, 5/15/2043	41,568,800	40,583,509
2.88%, 8/15/2045	47,334,000	46,099,083
2.88%, 11/15/2046	39,460,000	38,372,119
3.00%, 5/15/2042	17,247,300	17,260,549
3.00%, 11/15/2044	47,934,800	47,842,440
3.00%, 5/15/2045	42,338,700	42,238,826
3.00%, 11/15/2045	47,203,900	47,090,176
3.00%, 2/15/2047	43,656,500	43,535,919
3.00%, 5/15/2047	39,977,800	39,811,960
3.00%, 2/15/2048	47,133,600	46,885,784
3.00%, 8/15/2048	53,038,000	52,792,689
3.13%, 11/15/2041	15,664,800	16,036,546
3.13%, 2/15/2042	16,759,600	17,155,527
3.13%, 2/15/2043	33,068,300	33,735,833
3.13%, 8/15/2044	42,419,800	43,290,048
3.13%, 5/15/2048	51,300,200	52,275,295
3.38%, 5/15/2044	43,017,000	45,794,635
3.38%, 11/15/2048	30,986,100	33,140,265
3.50%, 2/15/2039	13,329,100	14,578,183
3.63%, 8/15/2043	34,994,100	38,725,155
3.63%, 2/15/2044	45,979,100	50,936,732
3.75%, 8/15/2041	17,103,400	19,290,457
3.75%, 11/15/2043	46,122,500	52,084,296
3.88%, 8/15/2040	18,042,200	20,721,819
4.25%, 5/15/2039	11,686,700	14,101,042
4.25%, 11/15/2040	18,957,500	22,910,708
4.38%, 2/15/2038	5,755,500	7,050,298
4.38%, 11/15/2039	15,152,100	18,577,344
Security Description	Principal Amount	Value
4.38%, 5/15/2040	$ 20,780,400	$ 25,516,303
4.38%, 5/15/2041	16,459,200	20,256,840
4.50%, 2/15/2036	14,048,300	17,316,587
4.50%, 5/15/2038	8,849,700	11,014,385
4.50%, 8/15/2039	13,909,300	17,330,220
4.63%, 2/15/2040	24,666,700	31,259,189
4.75%, 2/15/2037	5,713,800	7,280,815
4.75%, 2/15/2041	19,512,900	25,208,185
5.00%, 5/15/2037	6,678,600	8,764,968
5.25%, 2/15/2029	5,761,100	7,042,712
5.38%, 2/15/2031	15,227,300	19,351,279
6.13%, 8/15/2029	5,678,800	7,450,153
6.25%, 5/15/2030	8,757,200	11,750,949
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,492,791,186)		1,462,667,577
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $74,007)	74,007	74,007
TOTAL INVESTMENTS — 99.2% (Cost $1,492,865,193)		1,462,741,584
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		12,120,398
NET ASSETS — 100.0%		$ 1,474,861,982
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,462,667,577	$—	$1,462,667,577
Short-Term Investment	74,007	—	—	74,007
TOTAL INVESTMENTS	$74,007	$1,462,667,577	$—	$1,462,741,584
See accompanying notes to financial statements.
32

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	359,364	$ 359,364	$28,289,647	$ 28,575,004	$—	$—	74,007	$74,007	$25,264	$—
State Street Navigator Securities Lending Government Money Market Portfolio	26,838,448	26,838,448	46,662,453	73,500,901	—	—	—	—	5,119	—
Total		$27,197,812	$74,952,100	$102,075,905	$—	$—		$74,007	$30,383	$—
See accompanying notes to financial statements.
33

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020 (a)	$ 2,109,000	$ 2,110,476
3.75%, 10/1/2021	7,130,000	7,174,206
Omnicom Group, Inc./Omnicom Capital, Inc. 4.45%, 8/15/2020	3,497,000	3,556,624
WPP Finance 2010 4.75%, 11/21/2021	2,585,000	2,633,883
		15,475,189
AEROSPACE & DEFENSE — 1.5%
Boeing Co 8.75%, 8/15/2021	270,000	309,080
Boeing Co.:
1.65%, 10/30/2020	913,000	891,882
2.35%, 10/30/2021	100,000	98,590
4.88%, 2/15/2020	4,040,000	4,128,557
General Dynamics Corp.:
2.88%, 5/11/2020	10,878,000	10,885,506
3.00%, 5/11/2021	7,748,000	7,755,826
Harris Corp. 2.70%, 4/27/2020	3,772,000	3,745,030
L3 Technologies, Inc. 4.95%, 2/15/2021	1,826,000	1,872,289
Lockheed Martin Corp.:
2.50%, 11/23/2020	5,796,000	5,728,651
3.35%, 9/15/2021	2,054,000	2,067,947
Northrop Grumman Corp.:
2.08%, 10/15/2020	4,815,000	4,724,285
3.50%, 3/15/2021 (a)	1,057,000	1,063,257
Raytheon Co.:
3.13%, 10/15/2020	3,854,000	3,863,943
4.40%, 2/15/2020	3,938,000	3,997,031
United Technologies Corp.:
1.90%, 5/4/2020	6,521,000	6,408,708
1.95%, 11/1/2021	1,015,000	975,111
3.35%, 8/16/2021	5,082,000	5,066,957
4.50%, 4/15/2020	5,609,000	5,692,742
		69,275,392
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	3,938,000	3,901,731
4.75%, 5/5/2021	6,766,000	6,908,898
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	6,060,000	6,084,846
4.48%, 3/1/2021	148,000	152,144
BAT Capital Corp. 2.30%, 8/14/2020	14,051,000	13,720,240
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	1,418,000	1,356,048
Philip Morris International, Inc.:
Security Description	Principal Amount	Value
1.88%, 2/25/2021	$ 3,918,000	$ 3,793,290
2.00%, 2/21/2020	4,384,000	4,330,734
2.90%, 11/15/2021	3,070,000	3,027,450
4.50%, 3/26/2020	3,934,000	4,000,445
Reynolds American, Inc.:
3.25%, 6/12/2020	3,410,000	3,383,402
6.88%, 5/1/2020	3,236,000	3,366,152
		54,025,380
AIRLINES — 0.4%
Delta Air Lines, Inc.:
2.60%, 12/4/2020	1,035,000	1,014,217
2.88%, 3/13/2020	6,076,000	6,028,850
3.40%, 4/19/2021	4,967,000	4,911,966
Southwest Airlines Co.:
2.65%, 11/5/2020	1,404,000	1,385,102
2.75%, 11/6/2019	3,104,000	3,090,870
		16,431,005
APPAREL — 0.1%
Ralph Lauren Corp. 2.63%, 8/18/2020	1,551,000	1,534,466
VF Corp. 3.50%, 9/1/2021	1,470,000	1,480,599
		3,015,065
AUTO MANUFACTURERS — 4.3%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	755,000	746,310
Series GMTN, 1.70%, 9/9/2021	380,000	365,142
Series GMTN, 2.65%, 2/12/2021	3,834,000	3,794,970
Series GMTN, 3.00%, 6/16/2020	2,601,000	2,595,798
Series MTN, 1.65%, 7/12/2021	1,921,000	1,850,864
Series MTN, 1.95%, 7/20/2020	5,140,000	5,048,354
Series MTN, 2.00%, 2/14/2020	3,777,000	3,732,696
Series MTN, 2.45%, 9/24/2020	3,654,000	3,609,677
Series MTN, 3.38%, 12/10/2021	7,744,000	7,787,831
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	4,988,000	4,798,456
2.43%, 6/12/2020	3,745,000	3,638,979
2.46%, 3/27/2020	2,975,000	2,907,081
2.68%, 1/9/2020	6,309,000	6,202,882
3.16%, 8/4/2020	4,632,000	4,538,850
3.20%, 1/15/2021	14,037,000	13,612,381
3.34%, 3/18/2021	6,631,000	6,417,880
3.47%, 4/5/2021	4,390,000	4,267,651
3.81%, 10/12/2021	8,499,000	8,253,294
5.75%, 2/1/2021	646,000	659,127

See accompanying notes to financial statements.
34

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 8/2/2021	$ 1,389,000	$ 1,424,336
8.13%, 1/15/2020	4,324,000	4,467,730
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	7,708,000	7,504,046
2.65%, 4/13/2020	3,513,000	3,455,492
3.15%, 1/15/2020	4,380,000	4,352,012
3.20%, 7/13/2020	8,633,000	8,544,425
3.20%, 7/6/2021	9,636,000	9,409,265
3.45%, 1/14/2022	5,190,000	5,022,726
3.55%, 4/9/2021	3,748,000	3,701,450
3.70%, 11/24/2020	4,491,000	4,463,874
4.20%, 3/1/2021	6,262,000	6,276,528
4.20%, 11/6/2021	2,350,000	2,350,094
4.38%, 9/25/2021	100,000	100,449
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,300,000	3,297,591
Series MTN, 2.05%, 11/13/2020	2,533,000	2,487,735
Series MTN, 2.25%, 2/25/2021	245,000	240,688
Series MTN, 2.50%, 8/14/2020	419,000	415,577
Series MTN, 2.80%, 3/1/2021	3,845,000	3,813,471
Series MTN, 3.10%, 5/10/2021	2,880,000	2,877,264
Toyota Motor Corp. 3.18%, 7/20/2021	4,064,000	4,071,925
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,578,000	3,526,155
Series GMTN, 1.90%, 4/8/2021	2,440,000	2,378,951
Series GMTN, 2.20%, 1/10/2020	4,543,000	4,502,749
Series MTN, 2.15%, 3/12/2020	3,971,000	3,927,359
Series MTN, 2.75%, 5/17/2021	1,148,000	1,139,241
Series MTN, 2.95%, 4/13/2021	14,536,000	14,512,015
Series MTN, 3.40%, 9/15/2021	278,000	280,216
Series MTN, 4.25%, 1/11/2021	213,000	218,057
Series MTN, 4.50%, 6/17/2020	3,757,000	3,836,423
		197,426,067
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.15%, 11/19/2020	3,956,000	3,939,741
BANKS — 35.5%
Associated Banc-Corp 2.75%, 11/15/2019 (a)	400,000	397,472
Security Description	Principal Amount	Value
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	$ 1,738,000	$ 1,730,944
Australia & New Zealand Banking Group, Ltd.:
3.30%, 5/17/2021	7,410,000	7,413,186
Series MTN, 2.13%, 8/19/2020	2,939,000	2,891,418
Series MTN, 2.25%, 11/9/2020	3,631,000	3,567,893
Series MTN, 2.30%, 6/1/2021	5,767,000	5,634,301
Series MTN, 2.70%, 11/16/2020	4,405,000	4,359,717
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	4,319,000	4,263,846
Bancolombia SA 5.95%, 6/3/2021 (a)	3,861,000	4,019,880
Bank of America Corp.:
5.88%, 1/5/2021	389,000	408,718
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (b)	6,580,000	6,467,021
Series GMTN, 2.63%, 4/19/2021	13,511,000	13,322,927
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	15,440,000	15,177,829
Series L, 2.25%, 4/21/2020	6,848,000	6,771,234
Series MTN, 2.15%, 11/9/2020	7,091,000	6,954,356
Series MTN, 2.63%, 10/19/2020	7,377,000	7,295,632
Series MTN, 5.00%, 5/13/2021	100,000	103,720
Series MTN, 5.63%, 7/1/2020	5,396,000	5,585,561
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (b)	6,869,000	6,721,316
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	11,010,000	11,006,257
Bank of Montreal:
Series D, 3.10%, 4/13/2021	5,040,000	5,040,454
Series MTN, 1.90%, 8/27/2021	11,511,000	11,150,706
Series MTN, 2.10%, 6/15/2020	4,800,000	4,734,144
Series MTN, 3.10%, 7/13/2020	3,840,000	3,840,998
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	5,211,000	5,274,887
Series G, 2.15%, 2/24/2020	4,591,000	4,549,911
Series MTN, 2.05%, 5/3/2021	11,270,000	10,994,448
Series MTN, 2.45%, 11/27/2020	3,923,000	3,876,552

See accompanying notes to financial statements.
35

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.50%, 4/15/2021	$ 3,756,000	$ 3,704,731
Series MTN, 2.60%, 8/17/2020	6,340,000	6,292,387
Series MTN, 4.15%, 2/1/2021 (a)	553,000	564,359
Series MTN, 4.60%, 1/15/2020	232,000	235,840
Bank of Nova Scotia:
2.35%, 10/21/2020	4,567,000	4,508,862
2.80%, 7/21/2021	3,921,000	3,881,006
4.38%, 1/13/2021	1,545,000	1,582,065
Series BKNT, 2.15%, 7/14/2020	6,156,000	6,070,247
Series BKNT, 2.45%, 3/22/2021	7,474,000	7,354,341
Series BKNT, 2.50%, 1/8/2021	3,842,000	3,796,933
Series BKNT, 3.13%, 4/20/2021	5,446,000	5,436,687
Barclays Bank PLC:
2.65%, 1/11/2021	16,897,000	16,553,315
5.14%, 10/14/2020	3,462,000	3,496,655
Series BKNT, 5.13%, 1/8/2020 (a)	25,000	25,390
Barclays PLC:
2.88%, 6/8/2020	1,866,000	1,833,961
3.20%, 8/10/2021	3,984,000	3,872,249
3.25%, 1/12/2021	4,828,000	4,739,696
4.61%, 2/15/2023 (b)	5,626,000	5,574,297
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	745,000	725,064
Series MTN, 2.15%, 2/1/2021	7,117,000	6,966,048
Series MTN, 2.45%, 1/15/2020	6,428,000	6,385,575
Series MTN, 2.63%, 6/29/2020	4,413,000	4,372,445
Series MTN, 3.20%, 9/3/2021	5,600,000	5,602,240
BNP Paribas SA:
2.38%, 5/21/2020	5,649,000	5,583,585
Series BKNT, 5.00%, 1/15/2021	12,546,000	12,958,889
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	606,000	594,589
Series MTN, 2.25%, 1/27/2020	3,885,000	3,839,895
Series MTN, 2.75%, 12/2/2021	6,250,000	6,087,687
Branch Banking & Trust Co.:
2.10%, 1/15/2020	3,684,000	3,645,907
Series BKNT, 2.25%, 6/1/2020	3,412,000	3,369,725
Series BKNT, 2.85%, 4/1/2021	177,000	175,710
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
2.70%, 2/2/2021	$ 5,042,000	$ 4,991,681
Series BKNT, 2.10%, 10/5/2020	2,571,000	2,521,508
Capital One Financial Corp.:
2.40%, 10/30/2020	2,990,000	2,926,791
2.50%, 5/12/2020	7,806,000	7,709,049
3.05%, 3/9/2022	6,330,000	6,181,561
3.45%, 4/30/2021	5,535,000	5,521,273
Capital One NA:
2.25%, 9/13/2021	4,981,000	4,798,247
Series BKNT, 2.35%, 1/31/2020	7,204,000	7,117,768
Series BKNT, 2.95%, 7/23/2021	7,000	6,887
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	9,043,000	8,889,179
Series BKNT, 2.13%, 10/20/2020	7,577,000	7,423,717
Series BKNT, 2.85%, 2/12/2021	12,728,000	12,616,630
Series BKNT, 3.05%, 5/1/2020	6,723,000	6,708,613
Series BKNT, 3.40%, 7/23/2021	8,540,000	8,551,444
Citigroup, Inc.:
2.35%, 8/2/2021	2,948,000	2,865,338
2.40%, 2/18/2020	8,407,000	8,322,257
2.45%, 1/10/2020	5,387,000	5,341,695
2.65%, 10/26/2020	11,167,000	11,014,794
2.70%, 3/30/2021	11,591,000	11,408,674
2.90%, 12/8/2021	13,500,000	13,257,810
5.38%, 8/9/2020	5,360,000	5,519,138
Citizens Bank NA/Providence RI:
Series BKNT, 2.20%, 5/26/2020	1,974,000	1,944,765
Series BKNT, 2.25%, 3/2/2020	2,584,000	2,554,439
Series BKNT, 2.25%, 10/30/2020	6,293,000	6,161,350
Series BKNT, 2.55%, 5/13/2021	3,656,000	3,576,482
Citizens Financial Group, Inc. 2.38%, 7/28/2021	3,240,000	3,151,386
Comerica Bank Series BKNT, 2.50%, 6/2/2020	553,000	546,624
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021	4,360,000	4,296,213
Series GMTN, 2.30%, 3/12/2020	3,654,000	3,621,370

See accompanying notes to financial statements.
36

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.40%, 11/2/2020	$ 3,527,000	$ 3,474,730
Compass Bank 3.50%, 6/11/2021	4,054,000	4,025,257
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	7,044,000	7,016,458
4.50%, 1/11/2021	5,187,000	5,312,214
Series GMTN, 2.50%, 1/19/2021	10,912,000	10,721,258
Series MTN, 2.25%, 1/14/2020	2,884,000	2,861,130
Credit Suisse AG:
3.00%, 10/29/2021	3,475,000	3,426,281
5.40%, 1/14/2020	4,928,000	4,995,760
Series MTN, 4.38%, 8/5/2020	7,093,000	7,209,183
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	7,315,000	7,240,241
3.13%, 12/10/2020	7,913,000	7,842,416
3.45%, 4/16/2021	6,713,000	6,691,451
3.80%, 9/15/2022	3,967,000	3,947,641
Deutsche Bank AG:
2.70%, 7/13/2020	6,809,000	6,603,981
2.95%, 8/20/2020	1,358,000	1,316,255
3.13%, 1/13/2021	3,963,000	3,813,555
3.15%, 1/22/2021	7,961,000	7,683,798
3.38%, 5/12/2021	2,761,000	2,668,562
3.38%, 5/12/2021	5,939,000	5,718,841
4.25%, 2/4/2021	6,845,000	6,733,221
4.25%, 10/14/2021	12,917,000	12,716,270
2.95%, 8/20/2020	4,000	3,892
3.13%, 1/13/2021	200,000	193,022
Discover Bank:
7.00%, 4/15/2020	1,418,000	1,475,145
Series BKNT, 3.10%, 6/4/2020	5,388,000	5,349,961
Series BKNT, 3.20%, 8/9/2021	3,817,000	3,777,151
Fifth Third Bancorp 2.88%, 7/27/2020	3,323,000	3,303,095
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	3,500,000	3,430,875
Series BKNT, 2.25%, 6/14/2021	6,670,000	6,513,255
Series BKNT, 2.88%, 10/1/2021	1,163,000	1,149,207
Series BKNT, 3.35%, 7/26/2021	2,951,000	2,956,135
First Horizon National Corp. 3.50%, 12/15/2020	1,284,000	1,281,329
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,345,000	3,319,177
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	3,291,000	3,282,279
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	$ 3,206,000	$ 3,173,651
2.35%, 11/15/2021	100,000	96,345
2.55%, 10/23/2019	3,401,000	3,381,920
2.60%, 4/23/2020	6,659,000	6,593,542
2.60%, 12/27/2020 (a)	12,304,000	12,076,745
2.63%, 4/25/2021	9,412,000	9,180,088
2.75%, 9/15/2020	9,388,000	9,281,822
2.88%, 2/25/2021	5,097,000	5,017,844
5.25%, 7/27/2021	19,546,000	20,274,870
5.75%, 1/24/2022	7,518,000	7,871,647
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	5,000,000	4,847,400
Series D, 6.00%, 6/15/2020	6,607,000	6,837,452
Series GMTN, 5.38%, 3/15/2020	10,618,000	10,850,853
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,952,000	4,034,518
HSBC Holdings PLC:
2.95%, 5/25/2021	12,950,000	12,768,829
3.40%, 3/8/2021	16,848,000	16,796,277
5.10%, 4/5/2021	11,504,000	11,881,446
HSBC USA, Inc.:
2.35%, 3/5/2020	8,830,000	8,743,554
2.75%, 8/7/2020	5,345,000	5,291,871
5.00%, 9/27/2020	923,000	943,463
Huntington Bancshares, Inc. 3.15%, 3/14/2021	4,114,000	4,095,734
Huntington National Bank:
2.40%, 4/1/2020	3,783,000	3,745,359
3.25%, 5/14/2021	4,215,000	4,206,359
Series BKNT, 2.38%, 3/10/2020	3,059,000	3,029,817
Series BKNT, 2.88%, 8/20/2020	482,000	478,713
Intesa Sanpaolo SpA Series MTN, 3.88%, 1/15/2019	2,812,000	2,811,409
JPMorgan Chase & Co.:
2.25%, 1/23/2020	17,566,000	17,391,043
2.40%, 6/7/2021	6,099,000	5,967,567
2.55%, 10/29/2020	15,614,000	15,432,097
2.55%, 3/1/2021	7,314,000	7,205,460
2.75%, 6/23/2020	8,343,000	8,285,684
4.25%, 10/15/2020	14,446,000	14,689,415
4.35%, 8/15/2021	8,718,000	8,921,740
4.40%, 7/22/2020	9,770,000	9,946,739
4.63%, 5/10/2021	6,063,000	6,235,856
4.95%, 3/25/2020	5,251,000	5,362,741
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	11,179,000	11,195,880
Series MTN, 2.30%, 8/15/2021	9,086,000	8,848,492

See accompanying notes to financial statements.
37

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (b)	$ 5,390,000	$ 5,352,378
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (b)	16,847,000	16,798,818
KeyBank NA:
Series BKNT, 2.25%, 3/16/2020	4,095,000	4,050,610
Series BKNT, 2.50%, 12/15/2019	3,503,000	3,480,826
Series BKNT, 2.50%, 11/22/2021	2,340,000	2,293,598
Series BKNT, 3.35%, 6/15/2021	3,640,000	3,650,665
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	3,379,000	3,354,739
Series MTN, 5.10%, 3/24/2021	3,878,000	4,015,785
Lloyds Bank PLC:
2.40%, 3/17/2020	3,423,000	3,388,496
2.70%, 8/17/2020	4,023,000	3,972,391
3.30%, 5/7/2021	4,900,000	4,866,386
6.38%, 1/21/2021	3,981,000	4,200,632
Lloyds Banking Group PLC 3.10%, 7/6/2021	3,848,000	3,774,503
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,422,000	3,356,982
Series BKNT, 2.10%, 2/6/2020	3,530,000	3,492,617
Series BKNT, 2.63%, 1/25/2021	3,961,000	3,907,606
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	8,434,000	8,161,244
2.95%, 3/1/2021	6,305,000	6,244,787
3.54%, 7/26/2021	5,972,000	5,990,274
Mizuho Financial Group, Inc. 2.27%, 9/13/2021	4,760,000	4,612,630
Morgan Stanley:
2.65%, 1/27/2020	11,573,000	11,491,642
2.80%, 6/16/2020	16,095,000	15,983,784
5.75%, 1/25/2021	8,901,000	9,295,403
Series GMTN, 2.50%, 4/21/2021	9,031,000	8,841,349
Series GMTN, 5.50%, 1/26/2020	7,807,000	7,984,141
Series GMTN, 5.50%, 7/24/2020	7,298,000	7,527,960
Series GMTN, 5.50%, 7/28/2021	13,187,000	13,810,613
Series MTN, 2.63%, 11/17/2021	15,805,000	15,413,826
Security Description	Principal Amount	Value
National Australia Bank, Ltd.:
2.25%, 1/10/2020	$ 2,084,000	$ 2,065,640
2.50%, 1/12/2021	4,122,000	4,058,727
3.38%, 9/20/2021	2,960,000	2,961,510
3.70%, 11/4/2021	5,985,000	6,037,788
Series BKNT, 1.88%, 7/12/2021	2,876,000	2,774,391
Series BKNT, 2.63%, 7/23/2020	5,691,000	5,628,797
Series GMTN, 2.63%, 1/14/2021	5,236,000	5,167,618
Series MTN, 2.13%, 5/22/2020	3,811,000	3,758,294
National Bank of Canada:
2.15%, 6/12/2020	4,108,000	4,048,229
Series BKNT, 2.20%, 11/2/2020	4,104,000	4,021,838
Natwest Markets PLC 5.63%, 8/24/2020	319,000	326,749
Northern Trust Corp.:
3.38%, 8/23/2021	3,463,000	3,491,985
3.45%, 11/4/2020	222,000	223,860
PNC Bank NA:
Series BKNT, 2.00%, 5/19/2020	7,061,000	6,949,577
Series BKNT, 2.15%, 4/29/2021	3,502,000	3,414,135
Series BKNT, 2.30%, 6/1/2020	4,028,000	3,978,778
Series BKNT, 2.45%, 11/5/2020	9,237,000	9,113,594
Series BKNT, 2.50%, 1/22/2021	5,558,000	5,479,799
Series BKNT, 2.55%, 12/9/2021	100,000	97,564
Series BKNT, 2.60%, 7/21/2020	4,658,000	4,615,193
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	1,004,000	1,022,403
5.13%, 2/8/2020	1,308,000	1,335,481
RBC USA Holdco Corp. 5.25%, 9/15/2020	3,849,000	3,965,278
Regions Bank:
Series BKNT, 2.75%, 4/1/2021	3,905,000	3,838,966
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (b)	1,579,000	1,571,579
Regions Financial Corp. 3.20%, 2/8/2021	3,990,000	3,964,983
Royal Bank of Canada:
1.88%, 2/5/2020	76,000	75,213
2.15%, 10/26/2020	9,438,000	9,289,635
Series GMTN, 2.13%, 3/2/2020 (a)	4,745,000	4,697,835

See accompanying notes to financial statements.
38

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.15%, 3/6/2020	$ 4,192,000	$ 4,150,960
Series GMTN, 2.50%, 1/19/2021	3,792,000	3,748,164
Series GMTN, 3.20%, 4/30/2021	10,435,000	10,443,035
Series MTN, 2.35%, 10/30/2020	4,936,000	4,873,856
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	3,633,000	3,586,679
4.45%, 12/3/2021	5,241,000	5,314,846
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	3,960,000	3,898,382
2.88%, 8/5/2021	8,840,000	8,560,656
3.13%, 1/8/2021	3,795,000	3,726,235
Santander UK PLC:
2.13%, 11/3/2020	3,213,000	3,127,566
2.38%, 3/16/2020	3,410,000	3,368,978
2.50%, 1/5/2021	4,664,000	4,553,836
3.40%, 6/1/2021	4,096,000	4,069,253
3.75%, 11/15/2021	2,223,000	2,219,777
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	9,515,000	9,154,572
2.30%, 3/11/2020	4,691,000	4,643,011
2.63%, 3/15/2021	4,186,000	4,126,350
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	5,410,000	5,365,422
2.51%, 1/17/2020	3,688,000	3,660,709
Series BKNT, 2.45%, 10/20/2020	5,210,000	5,135,236
Series GMTN, 2.65%, 7/23/2020	3,864,000	3,826,326
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	8,244,000	7,981,758
2.44%, 10/19/2021	7,256,000	7,066,473
2.93%, 3/9/2021	6,688,000	6,621,321
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	3,063,000	3,026,060
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (b)	3,849,000	3,813,589
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (b)	2,929,000	2,930,787
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (b)	3,628,000	3,613,706
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,016,000	2,990,485
Svenska Handelsbanken AB:
1.95%, 9/8/2020	5,543,000	5,422,939
Series BKNT, 1.88%, 9/7/2021	3,960,000	3,811,777
Security Description	Principal Amount	Value
Series BKNT, 2.45%, 3/30/2021	$ 6,126,000	$ 6,001,581
Series BKNT, 3.35%, 5/24/2021	7,100,000	7,093,184
Series GMTN, 2.40%, 10/1/2020	5,937,000	5,840,168
Synchrony Bank Series BKNT, 3.65%, 5/24/2021	2,716,000	2,670,779
Toronto-Dominion Bank:
1.80%, 7/13/2021	3,115,000	3,014,354
Series GMTN, 1.85%, 9/11/2020	2,605,000	2,556,599
Series GMTN, 2.50%, 12/14/2020	7,112,000	7,035,902
Series GMTN, 2.55%, 1/25/2021	7,838,000	7,762,050
Series GMTN, 3.15%, 9/17/2020	7,625,000	7,645,435
Series MTN, 2.13%, 4/7/2021	6,239,000	6,106,608
Series MTN, 3.00%, 6/11/2020	3,850,000	3,853,157
Series MTN, 3.25%, 6/11/2021	5,038,000	5,056,741
UBS AG:
Series GMTN, 2.35%, 3/26/2020	6,576,000	6,509,648
Series GMTN, 4.88%, 8/4/2020	3,615,000	3,697,892
US Bancorp:
Series MTN, 2.35%, 1/29/2021	196,000	193,127
Series MTN, 4.13%, 5/24/2021 (a)	2,459,000	2,515,090
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	4,978,000	4,927,623
Series BKNT, 2.05%, 10/23/2020	3,944,000	3,874,191
Series BKNT, 2.35%, 1/23/2020	2,166,000	2,150,123
Series BKNT, 3.05%, 7/24/2020	3,905,000	3,905,547
Series BKNT, 3.15%, 4/26/2021	4,260,000	4,263,536
Series BKNT, 3.45%, 11/16/2021	7,410,000	7,465,427
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (b)	5,975,000	5,973,207
Wells Fargo & Co.:
2.10%, 7/26/2021	8,116,000	7,855,639
2.50%, 3/4/2021	11,973,000	11,759,162
3.07%, 1/24/2023	3,457,000	3,357,404
Series GMTN, 2.60%, 7/22/2020	14,638,000	14,489,571

See accompanying notes to financial statements.
39

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.55%, 12/7/2020	$ 8,566,000	$ 8,442,735
Series MTN, 3.00%, 1/22/2021	3,124,000	3,108,193
Series MTN, 4.60%, 4/1/2021	9,936,000	10,191,156
Series N, 2.15%, 1/30/2020	8,125,000	8,038,875
Wells Fargo Bank NA:
Series BKNT, 2.40%, 1/15/2020	6,088,000	6,035,217
Series BKNT, 2.60%, 1/15/2021	16,637,000	16,420,719
Series BKNT, 3.63%, 10/22/2021	15,060,000	15,147,348
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (b)	10,125,000	10,104,851
Westpac Banking Corp.:
2.00%, 8/19/2021	2,239,000	2,165,270
2.10%, 5/13/2021	6,688,000	6,509,965
2.15%, 3/6/2020	5,895,000	5,834,340
2.30%, 5/26/2020	3,801,000	3,754,856
2.60%, 11/23/2020	6,686,000	6,609,312
2.65%, 1/25/2021	10,640,000	10,516,789
3.05%, 5/15/2020	3,718,000	3,720,008
Zions Bancorp NA 3.50%, 8/27/2021	2,177,000	2,172,907
		1,641,248,813
BEVERAGES — 2.4%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	31,519,000	30,980,971
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 2/15/2021	2,000,000	2,037,240
Coca-Cola Co.:
1.55%, 9/1/2021	3,526,000	3,425,650
1.88%, 10/27/2020	5,039,000	4,953,337
2.45%, 11/1/2020	5,433,000	5,394,534
3.15%, 11/15/2020	4,695,000	4,718,381
3.30%, 9/1/2021	2,996,000	3,028,207
Coca-Cola European Partners PLC 3.50%, 9/15/2020	2,666,000	2,662,188
Coca-Cola Femsa SAB de CV 4.63%, 2/15/2020	50,000	50,834
Constellation Brands, Inc.:
2.25%, 11/6/2020	3,015,000	2,951,172
3.75%, 5/1/2021	1,742,000	1,754,089
3.88%, 11/15/2019	3,772,000	3,786,862
Diageo Capital PLC:
3.00%, 5/18/2020	3,317,000	3,313,716
4.83%, 7/15/2020	1,143,000	1,171,964
Keurig Dr Pepper, Inc.:
2.60%, 1/15/2019	450,000	449,896
3.55%, 5/25/2021 (c)	9,031,000	9,018,718
Molson Coors Brewing Co.:
Security Description	Principal Amount	Value
2.10%, 7/15/2021	$ 1,797,000	$ 1,731,266
2.25%, 3/15/2020	3,654,000	3,600,615
3.50%, 5/1/2022 (a)	1,952,000	1,930,294
PepsiCo, Inc.:
1.85%, 4/30/2020	8,422,000	8,307,377
2.00%, 4/15/2021	3,877,000	3,802,058
2.15%, 10/14/2020	3,762,000	3,708,279
2.75%, 3/5/2022	500,000	494,855
3.00%, 8/25/2021	1,000,000	1,001,500
3.13%, 11/1/2020 (a)	3,969,000	3,985,828
4.50%, 1/15/2020	4,373,000	4,444,192
		112,704,023
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	1,037,000	1,000,083
2.13%, 5/1/2020	4,312,000	4,254,909
2.20%, 5/11/2020	6,082,000	6,007,131
3.45%, 10/1/2020	2,495,000	2,505,005
3.88%, 11/15/2021	9,395,000	9,518,826
4.10%, 6/15/2021	3,561,000	3,626,166
4.50%, 3/15/2020	1,500,000	1,524,030
Baxalta, Inc. 2.88%, 6/23/2020	1,575,000	1,557,832
Biogen, Inc. 2.90%, 9/15/2020	7,973,000	7,922,053
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,749,000	1,787,915
Celgene Corp.:
2.25%, 8/15/2021	769,000	745,246
2.88%, 8/15/2020	8,501,000	8,437,923
2.88%, 2/19/2021	3,898,000	3,855,824
3.55%, 8/15/2022	2,968,000	2,934,343
3.95%, 10/15/2020	248,000	250,316
Genzyme Corp. 5.00%, 6/15/2020	1,037,000	1,066,523
Gilead Sciences, Inc.:
2.35%, 2/1/2020	2,196,000	2,181,858
2.55%, 9/1/2020	12,157,000	12,057,069
4.50%, 4/1/2021	963,000	988,529
		72,221,581
BUILDING MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	895,000	922,333
Fortune Brands Home & Security, Inc. 3.00%, 6/15/2020	1,881,000	1,863,638
Johnson Controls International PLC:
3.75%, 12/1/2021	1,621,000	1,631,488
4.25%, 3/1/2021	1,437,000	1,464,892
5.00%, 3/30/2020	3,940,000	4,022,543
Masco Corp.:
3.50%, 4/1/2021	1,962,000	1,950,052

See accompanying notes to financial statements.
40

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 3/15/2020	$ 464,000	$ 482,416
		12,337,362
CHEMICALS — 1.1%
Airgas, Inc. 2.38%, 2/15/2020	50,000	49,540
Celanese US Holdings LLC 5.88%, 6/15/2021	2,104,000	2,217,406
Dow Chemical Co.:
4.13%, 11/15/2021	8,153,000	8,281,654
4.25%, 11/15/2020	4,172,000	4,229,657
DowDuPont, Inc. 3.77%, 11/15/2020	4,393,000	4,433,547
Eastman Chemical Co. 3.50%, 12/1/2021	1,239,000	1,244,898
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	6,692,000	6,645,022
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	3,116,000	3,117,745
LyondellBasell Industries NV 6.00%, 11/15/2021	3,675,000	3,889,730
Mosaic Co. 3.75%, 11/15/2021	800,000	803,016
Nutrien, Ltd.:
4.88%, 3/30/2020	50,000	50,908
6.50%, 5/15/2019	2,245,000	2,270,952
PPG Industries, Inc. 3.60%, 11/15/2020	105,000	105,937
Praxair, Inc.:
2.25%, 9/24/2020	100,000	98,883
3.00%, 9/1/2021	1,971,000	1,971,335
4.05%, 3/15/2021	3,906,000	3,995,487
Sherwin-Williams Co. 2.25%, 5/15/2020	6,970,000	6,860,780
		50,266,497
COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	3,583,000	3,555,053
Block Financial LLC 4.13%, 10/1/2020	2,814,000	2,832,600
Ecolab, Inc. 2.25%, 1/12/2020	660,000	654,166
Equifax, Inc.:
2.30%, 6/1/2021	970,000	943,985
3.60%, 8/15/2021	3,236,000	3,226,098
Moody's Corp.:
2.75%, 12/15/2021	541,000	530,180
3.25%, 6/7/2021	3,970,000	3,955,112
5.50%, 9/1/2020	965,000	998,920
S&P Global, Inc. 3.30%, 8/14/2020	3,540,000	3,545,947
Total System Services, Inc.:
3.80%, 4/1/2021	354,000	354,457
4.00%, 6/1/2023	3,967,000	3,960,613
Security Description	Principal Amount	Value
Verisk Analytics, Inc. 5.80%, 5/1/2021	$ 3,159,000	$ 3,330,312
		27,887,443
COMPUTERS — 2.5%
Apple, Inc.:
1.55%, 2/7/2020	2,791,000	2,757,034
1.55%, 8/4/2021	6,865,000	6,645,732
1.80%, 5/11/2020	4,629,000	4,573,174
1.90%, 2/7/2020	4,409,000	4,371,171
2.00%, 5/6/2020	7,754,000	7,680,725
2.00%, 11/13/2020	4,211,000	4,154,910
2.25%, 2/23/2021	11,661,000	11,528,414
2.85%, 5/6/2021	11,910,000	11,913,930
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (c)	3,667,500	3,658,771
4.42%, 6/15/2021 (c)	7,217,000	7,211,299
5.45%, 6/15/2023 (c)	9,134,000	9,307,637
DXC Technology Co. 2.88%, 3/27/2020	2,074,000	2,058,528
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	2,616,000	2,620,944
3.60%, 10/15/2020	12,465,000	12,496,786
HP, Inc.:
3.75%, 12/1/2020	997,000	1,006,362
4.30%, 6/1/2021	2,756,000	2,813,793
4.38%, 9/15/2021	1,412,000	1,453,188
IBM Credit LLC:
1.80%, 1/20/2021	2,871,000	2,790,870
2.65%, 2/5/2021	5,499,000	5,435,432
International Business Machines Corp.:
1.63%, 5/15/2020	3,920,000	3,844,501
1.90%, 1/27/2020	3,603,000	3,557,818
2.25%, 2/19/2021	41,000	40,163
NetApp, Inc. 3.38%, 6/15/2021	2,321,000	2,311,855
		114,233,037
COSMETICS/PERSONAL CARE — 0.4%
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	2,635,000	2,605,857
Procter & Gamble Co.:
1.85%, 2/2/2021	3,676,000	3,606,597
1.90%, 10/23/2020	1,989,000	1,957,474
Unilever Capital Corp.:
1.38%, 7/28/2021	895,000	858,771
1.80%, 5/5/2020	3,802,000	3,747,175
2.10%, 7/30/2020	368,000	363,279
2.75%, 3/22/2021	3,495,000	3,477,385
4.25%, 2/10/2021	3,651,000	3,741,873
		20,358,411

See accompanying notes to financial statements.
41

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	$ 4,792,000	$ 4,791,233
3.95%, 2/1/2022	500,000	490,150
4.13%, 7/3/2023	2,478,000	2,419,717
4.25%, 7/1/2020	874,000	875,809
4.50%, 5/15/2021	4,445,000	4,453,268
4.63%, 10/30/2020	3,236,000	3,258,782
4.63%, 7/1/2022	2,790,000	2,790,837
5.00%, 10/1/2021	1,982,000	2,011,155
Air Lease Corp.:
2.13%, 1/15/2020	3,515,000	3,464,419
2.50%, 3/1/2021	3,242,000	3,156,573
3.38%, 6/1/2021	689,000	681,407
3.50%, 1/15/2022	250,000	246,628
3.88%, 4/1/2021	3,965,000	3,966,388
4.75%, 3/1/2020	3,861,000	3,907,950
Aircastle, Ltd.:
5.13%, 3/15/2021	2,732,000	2,774,974
7.63%, 4/15/2020	3,219,000	3,366,688
American Express Co.:
2.20%, 10/30/2020	12,296,000	12,066,311
3.38%, 5/17/2021	7,208,000	7,217,010
3.70%, 11/5/2021	3,935,000	3,973,366
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	929,000	919,106
Series MTN, 1.70%, 10/30/2019	3,647,000	3,606,591
Series MTN, 2.20%, 3/3/2020	7,039,000	6,963,964
Series MTN, 2.25%, 5/5/2021	2,406,000	2,352,130
Series MTN, 2.38%, 5/26/2020	8,993,000	8,896,595
Ameriprise Financial, Inc. 5.30%, 3/15/2020	2,605,000	2,671,610
BlackRock, Inc. 4.25%, 5/24/2021	3,335,000	3,431,582
Charles Schwab Corp.:
3.25%, 5/21/2021	3,454,000	3,468,127
4.45%, 7/22/2020	2,643,000	2,698,715
GE Capital International Funding Co. 2.34%, 11/15/2020	37,791,000	36,456,600
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	1,989,000	1,967,797
4.88%, 11/1/2020	3,661,000	3,700,978
HSBC Finance Corp. 6.68%, 1/15/2021	500,000	522,895
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	5,161,000	5,132,202
International Lease Finance Corp.:
4.63%, 4/15/2021	266,000	267,686
Security Description	Principal Amount	Value
8.25%, 12/15/2020	$ 2,245,000	$ 2,409,042
Jefferies Group LLC:
5.13%, 1/20/2023	2,969,000	3,048,332
8.50%, 7/15/2019	1,451,000	1,487,957
Lazard Group LLC 4.25%, 11/14/2020	1,795,000	1,818,927
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	99,741
Mastercard, Inc. 2.00%, 11/21/2021	1,100,000	1,073,941
Nasdaq, Inc. 5.55%, 1/15/2020	4,964,000	5,071,471
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	3,848,000	3,811,290
2.30%, 11/1/2020	570,000	561,387
2.35%, 6/15/2020	610,000	603,845
Series MTN, 2.90%, 3/15/2021	3,637,000	3,620,088
Nomura Holdings, Inc. 6.70%, 3/4/2020	4,690,000	4,872,253
Stifel Financial Corp. 3.50%, 12/1/2020	10,000	9,968
Synchrony Financial:
2.70%, 2/3/2020	83,000	81,584
3.00%, 8/15/2019	3,902,859	3,874,407
3.75%, 8/15/2021	3,200,000	3,104,320
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	2,556,000	2,610,059
Visa, Inc. 2.20%, 12/14/2020	10,966,000	10,836,053
		197,963,908
ELECTRIC — 4.3%
Ameren Corp. 2.70%, 11/15/2020	2,089,000	2,060,819
American Electric Power Co., Inc.:
2.15%, 11/13/2020	2,754,000	2,696,359
Series I, 3.65%, 12/1/2021	4,199,000	4,234,314
Appalachian Power Co. 4.60%, 3/30/2021	323,000	330,888
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	134,694
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	2,396,000	2,351,818
2.40%, 2/1/2020	700,000	695,331
CenterPoint Energy, Inc. 3.60%, 11/1/2021	2,305,000	2,303,340
Commonwealth Edison Co. 3.40%, 9/1/2021	450,000	453,901
Consolidated Edison Co. of New York, Inc. 4.45%, 6/15/2020	2,220,000	2,264,689
Consolidated Edison, Inc.:
2.00%, 5/15/2021	737,000	714,138
Series A, 2.00%, 3/15/2020	4,327,000	4,261,879

See accompanying notes to financial statements.
42

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Consumers Energy Co. 5.65%, 4/15/2020	$ 1,874,000	$ 1,934,212
Dominion Energy, Inc.:
2.58%, 7/1/2020	3,708,000	3,652,232
4.10%, 4/1/2021 (d)	2,174,000	2,201,001
Series C, 2.00%, 8/15/2021	4,302,000	4,161,884
DPL, Inc. 7.25%, 10/15/2021	4,781,000	4,993,229
DTE Electric Co.:
3.45%, 10/1/2020	530,000	531,680
3.90%, 6/1/2021	189,000	191,370
DTE Energy Co. 2.40%, 12/1/2019	1,508,000	1,492,694
Duke Energy Carolinas LLC:
3.35%, 5/15/2022	2,978,000	3,003,343
3.90%, 6/15/2021	33,000	33,613
Duke Energy Corp.:
1.80%, 9/1/2021	2,832,000	2,706,344
3.55%, 9/15/2021	4,280,000	4,291,556
5.05%, 9/15/2019	2,481,000	2,504,793
Duke Energy Florida LLC:
1.85%, 1/15/2020	3,432,000	3,392,360
3.10%, 8/15/2021	1,291,000	1,290,819
Duke Energy Indiana LLC 3.75%, 7/15/2020	2,887,000	2,918,728
Edison International 2.13%, 4/15/2020	2,388,000	2,326,700
Emera US Finance L.P.:
2.15%, 6/15/2019	2,201,000	2,187,002
2.70%, 6/15/2021	3,363,000	3,276,403
Entergy Corp.:
4.00%, 7/15/2022	1,897,000	1,908,041
5.13%, 9/15/2020	1,110,000	1,132,056
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	504,785
Evergy, Inc. 4.85%, 6/1/2021	321,000	327,455
Eversource Energy 2.50%, 3/15/2021	3,858,000	3,790,215
Exelon Corp.:
2.85%, 6/15/2020	2,964,000	2,938,391
5.15%, 12/1/2020	3,052,000	3,117,221
Exelon Generation Co. LLC:
2.95%, 1/15/2020	4,907,000	4,870,148
4.00%, 10/1/2020	5,464,000	5,485,801
5.20%, 10/1/2019	3,626,000	3,670,926
Fortis, Inc. 2.10%, 10/4/2021	4,517,000	4,335,462
Georgia Power Co.:
2.00%, 3/30/2020	2,324,000	2,286,258
2.40%, 4/1/2021	1,950,000	1,921,042
Series C, 2.00%, 9/8/2020	9,112,000	8,884,291
IPALCO Enterprises, Inc. 3.45%, 7/15/2020	300,000	298,797
Security Description	Principal Amount	Value
Kentucky Utilities Co. 3.25%, 11/1/2020	$ 2,939,000	$ 2,948,963
LG&E & KU Energy LLC 3.75%, 11/15/2020	1,584,000	1,590,083
Nevada Power Co. Series BB, 2.75%, 4/15/2020	2,741,000	2,731,352
NextEra Energy Capital Holdings, Inc.:
4.50%, 6/1/2021	465,000	477,522
Series H, 3.34%, 9/1/2020	3,159,000	3,159,916
Northern States Power Co. 2.20%, 8/15/2020	631,000	622,330
NV Energy, Inc. 6.25%, 11/15/2020	4,040,000	4,247,858
Ohio Power Co. Series M, 5.38%, 10/1/2021	100,000	105,790
Pacific Gas & Electric Co.:
3.50%, 10/1/2020 (a)	4,881,000	4,673,460
4.25%, 5/15/2021	610,000	586,808
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,892,000	1,853,819
PNM Resources, Inc. 3.25%, 3/9/2021	4,220,000	4,212,488
Progress Energy, Inc. 4.40%, 1/15/2021	214,000	218,070
PSEG Power LLC 5.13%, 4/15/2020	43,000	43,864
Public Service Co. of Colorado 3.20%, 11/15/2020	879,000	881,127
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	107,000	106,291
Series MTN, 1.90%, 3/15/2021	29,000	28,310
Series MTN, 2.00%, 8/15/2019	648,000	643,445
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	2,632,000	2,592,862
2.00%, 11/15/2021	1,995,000	1,910,611
Puget Energy, Inc. 6.50%, 12/15/2020	3,668,000	3,875,829
San Diego Gas & Electric Co. 3.00%, 8/15/2021	100,000	99,567
Sempra Energy:
2.40%, 2/1/2020	2,185,000	2,155,787
2.40%, 3/15/2020	3,744,000	3,698,997
2.85%, 11/15/2020	2,753,000	2,714,981
South Carolina Electric & Gas Co. 3.50%, 8/15/2021	1,720,000	1,724,386
Southern California Edison Co.:
3.88%, 6/1/2021	98,000	98,787
Series A, 2.90%, 3/1/2021	5,775,000	5,699,752
Southern Co.:
2.35%, 7/1/2021	2,062,000	2,000,676
2.75%, 6/15/2020	3,816,000	3,773,528

See accompanying notes to financial statements.
43

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Southern Power Co. Series 15B, 2.38%, 6/1/2020	$ 3,437,000	$ 3,382,489
TECO Finance, Inc. 5.15%, 3/15/2020	1,578,000	1,608,455
UIL Holdings Corp. 4.63%, 10/1/2020	960,000	978,634
WEC Energy Group, Inc.:
2.45%, 6/15/2020	4,877,000	4,816,184
3.38%, 6/15/2021	4,017,000	4,007,199
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,010
Wisconsin Public Service Corp. 3.35%, 11/21/2021 (a)	1,420,000	1,430,707
Xcel Energy, Inc.:
2.40%, 3/15/2021	3,466,000	3,408,256
4.70%, 5/15/2020	3,526,000	3,569,476
		197,742,691
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
4.25%, 11/15/2020	4,000	4,081
5.00%, 4/15/2019	150,000	150,696
		154,777
ELECTRONICS — 0.6%
Agilent Technologies, Inc. 5.00%, 7/15/2020	3,470,000	3,550,851
Amphenol Corp.:
2.20%, 4/1/2020	1,890,000	1,869,513
3.13%, 9/15/2021	208,000	207,877
Avnet, Inc.:
3.75%, 12/1/2021	2,978,000	2,991,848
5.88%, 6/15/2020	10,000	10,332
Flex, Ltd. 4.63%, 2/15/2020	3,925,000	3,945,842
FLIR Systems, Inc. 3.13%, 6/15/2021	200,000	197,240
Fortive Corp.:
1.80%, 6/15/2019	292,000	288,700
2.35%, 6/15/2021	2,500,000	2,433,725
Honeywell International, Inc.:
1.85%, 11/1/2021	8,029,000	7,762,678
4.25%, 3/1/2021	288,000	295,053
Jabil, Inc. 5.63%, 12/15/2020	1,411,000	1,447,460
PerkinElmer, Inc. 5.00%, 11/15/2021	3,200,000	3,299,872
		28,300,991
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.00%, 3/1/2020	3,612,000	3,681,423
5.50%, 9/15/2019	2,589,000	2,626,126
Waste Management, Inc.:
Security Description	Principal Amount	Value
4.60%, 3/1/2021	$ 1,445,000	$ 1,481,963
4.75%, 6/30/2020	5,440,000	5,562,509
		13,352,021
FOOD — 1.5%
Campbell Soup Co.:
3.30%, 3/15/2021	6,465,000	6,428,925
4.25%, 4/15/2021	976,000	990,591
Conagra Brands, Inc. 3.80%, 10/22/2021	5,482,000	5,482,110
General Mills, Inc. 3.20%, 4/16/2021	2,843,000	2,827,193
Hershey Co.:
2.90%, 5/15/2020	1,733,000	1,731,735
3.10%, 5/15/2021	3,844,000	3,856,801
Ingredion, Inc. 4.63%, 11/1/2020	1,993,000	2,034,574
JM Smucker Co. 2.50%, 3/15/2020	4,093,000	4,051,333
Kellogg Co.:
3.25%, 5/14/2021	5,014,000	4,979,504
4.00%, 12/15/2020	1,787,000	1,804,370
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	7,503,000	7,443,951
3.38%, 6/15/2021	2,579,000	2,571,495
5.38%, 2/10/2020	4,067,000	4,156,067
Kroger Co.:
2.60%, 2/1/2021	1,941,000	1,907,246
2.95%, 11/1/2021	800,000	787,048
3.30%, 1/15/2021	4,763,000	4,741,757
6.15%, 1/15/2020	908,000	933,478
Mondelez International, Inc.:
3.00%, 5/7/2020	4,465,000	4,447,676
5.38%, 2/10/2020	266,000	271,706
Sysco Corp.:
2.50%, 7/15/2021	3,325,000	3,247,129
2.60%, 10/1/2020	4,344,000	4,289,830
Tyson Foods, Inc. 2.25%, 8/23/2021	1,383,000	1,338,716
		70,323,235
GAS — 0.1%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,472,000	1,500,763
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,970,000	2,931,271
		4,432,034
HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories:
2.80%, 9/15/2020	1,412,000	1,401,834
2.90%, 11/30/2021	12,630,000	12,510,899
Baxter International, Inc. 1.70%, 8/15/2021	100,000	95,863

See accompanying notes to financial statements.
44

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson and Co.:
2.40%, 6/5/2020	$ 5,638,000	$ 5,560,026
2.68%, 12/15/2019	8,387,000	8,305,730
3.25%, 11/12/2020	1,978,000	1,966,864
Boston Scientific Corp.:
2.85%, 5/15/2020	2,318,000	2,298,877
6.00%, 1/15/2020	3,665,000	3,756,735
Covidien International Finance SA 4.20%, 6/15/2020	3,696,000	3,750,368
Danaher Corp. 2.40%, 9/15/2020	3,534,000	3,496,257
Life Technologies Corp. 6.00%, 3/1/2020	4,126,000	4,241,363
Medtronic, Inc. 2.50%, 3/15/2020	11,473,000	11,423,551
Stryker Corp.:
2.63%, 3/15/2021	2,827,000	2,789,514
4.38%, 1/15/2020	2,691,000	2,722,996
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	4,978,000	4,995,722
4.50%, 3/1/2021	3,858,000	3,946,965
4.70%, 5/1/2020	2,793,000	2,841,542
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	12,538,000	12,389,550
		88,494,656
HEALTH CARE SERVICES — 1.6%
Aetna, Inc. 4.13%, 6/1/2021	693,000	702,660
Anthem, Inc.:
2.50%, 11/21/2020	4,587,000	4,523,011
3.70%, 8/15/2021	176,000	177,140
4.35%, 8/15/2020	3,507,000	3,568,758
Cigna Corp.:
3.20%, 9/17/2020 (c)	8,095,000	8,064,239
3.40%, 9/17/2021 (c)	5,102,000	5,091,592
4.38%, 12/15/2020	250,000	253,645
Cigna Holding Co.:
4.50%, 3/15/2021	657,000	668,570
5.13%, 6/15/2020	2,142,000	2,191,694
Coventry Health Care, Inc. 5.45%, 6/15/2021	6,696,000	6,933,641
Humana, Inc. 2.50%, 12/15/2020	4,708,000	4,645,054
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	6,218,000	6,162,598
4.63%, 11/15/2020	2,187,000	2,235,180
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	3,113,000	3,089,372
4.70%, 4/1/2021	100,000	102,910
4.75%, 1/30/2020	4,464,000	4,524,844
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	3,673,000	3,606,813
Security Description	Principal Amount	Value
2.13%, 3/15/2021	$ 4,387,000	$ 4,296,014
2.30%, 12/15/2019	1,677,000	1,665,680
2.70%, 7/15/2020	6,843,000	6,817,339
2.88%, 3/15/2022	250,000	247,948
3.15%, 6/15/2021	5,265,000	5,270,318
3.88%, 10/15/2020	1,125,000	1,138,748
4.70%, 2/15/2021	185,000	190,385
		76,168,153
HOME BUILDERS — 0.2%
DR Horton, Inc.:
2.55%, 12/1/2020	3,659,000	3,565,695
4.00%, 2/15/2020	3,830,000	3,837,124
		7,402,819
HOME FURNISHINGS — 0.0% (e)
Whirlpool Corp. Series MTN, 4.85%, 6/15/2021	800,000	821,912
HOUSEHOLD PRODUCTS & WARES — 0.0% (e)
Kimberly-Clark Corp. 1.85%, 3/1/2020	247,000	243,955
HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.60%, 3/29/2019	161,000	160,726
3.15%, 4/1/2021	27,000	26,873
4.70%, 8/15/2020	1,320,000	1,343,166
Tupperware Brands Corp. 4.75%, 6/1/2021	2,438,000	2,487,150
		4,017,915
INSURANCE — 1.3%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,000,000	1,043,020
Alleghany Corp. 5.63%, 9/15/2020	1,565,000	1,618,789
Alterra Finance LLC 6.25%, 9/30/2020	789,000	822,059
American International Group, Inc.:
3.30%, 3/1/2021	8,063,000	8,033,812
3.38%, 8/15/2020	3,360,000	3,361,176
6.40%, 12/15/2020	3,132,000	3,305,106
Aon Corp. 5.00%, 9/30/2020	2,001,000	2,058,229
Aon PLC 2.80%, 3/15/2021	1,106,000	1,091,279
AXIS Specialty Finance LLC 5.88%, 6/1/2020	2,534,000	2,610,704
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020 (a)	2,183,000	2,188,370
4.25%, 1/15/2021	3,243,000	3,343,436
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	5,673,000	5,594,939

See accompanying notes to financial statements.
45

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 1/31/2022	$ 20,000	$ 20,215
3.75%, 8/15/2021	279,000	284,281
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	4,345,000	4,281,042
CNA Financial Corp.:
5.75%, 8/15/2021	1,426,000	1,504,801
5.88%, 8/15/2020	2,041,000	2,116,599
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	2,119,000	2,172,950
Lincoln National Corp.:
4.85%, 6/24/2021	20,000	20,628
6.25%, 2/15/2020	250,000	257,742
Manulife Financial Corp. 4.90%, 9/17/2020	381,000	390,807
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	2,212,000	2,188,973
4.80%, 7/15/2021	685,000	705,523
MetLife, Inc. 4.75%, 2/8/2021	687,000	707,376
PartnerRe Finance B LLC 5.50%, 6/1/2020	80,000	82,244
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	66,000	67,468
Series MTN, 4.50%, 11/16/2021	1,360,000	1,403,479
Series MTN, 5.38%, 6/21/2020	1,362,000	1,402,615
Reinsurance Group of America, Inc. 5.00%, 6/1/2021	205,000	212,288
Travelers Cos., Inc. 3.90%, 11/1/2020	2,117,000	2,147,083
Trinity Acquisition PLC 3.50%, 9/15/2021	1,208,000	1,198,203
Unum Group:
3.00%, 5/15/2021	1,589,000	1,566,484
5.63%, 9/15/2020	1,000,000	1,034,850
Willis Towers Watson PLC 5.75%, 3/15/2021	1,424,000	1,489,276
		60,325,846
INTERNET — 0.6%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	6,205,000	6,154,305
Alphabet, Inc. 3.63%, 5/19/2021	225,000	229,525
Amazon.com, Inc. 1.90%, 8/21/2020	3,652,000	3,598,170
Baidu, Inc.:
2.75%, 6/9/2019	3,025,000	3,020,553
3.00%, 6/30/2020	1,487,000	1,480,487
eBay, Inc.:
2.15%, 6/5/2020	6,567,000	6,476,967
2.88%, 8/1/2021	1,163,000	1,148,183
3.25%, 10/15/2020	7,000	6,996
Security Description	Principal Amount	Value
Expedia Group, Inc. 5.95%, 8/15/2020	$ 1,973,000	$ 2,039,924
JD.com, Inc. 3.13%, 4/29/2021	5,970,000	5,786,661
		29,941,771
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.88%, 1/15/2020	2,777,000	2,781,388
FS KKR Capital Corp. 4.25%, 1/15/2020	4,275,000	4,276,154
		7,057,542
IRON/STEEL — 0.2%
ArcelorMittal:
5.13%, 6/1/2020	1,000,000	1,016,270
5.25%, 8/5/2020	5,529,000	5,589,819
5.50%, 3/1/2021	3,752,000	3,874,615
		10,480,704
IT SERVICES — 0.3%
HP, Inc. 4.65%, 12/9/2021	2,656,000	2,747,021
IBM Credit LLC:
3.45%, 11/30/2020	3,735,000	3,753,712
3.60%, 11/30/2021 (a)	6,483,000	6,534,994
		13,035,727
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	4,198,000	4,261,851
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	1,219,000	1,196,083
		5,457,934
LODGING — 0.1%
Marriott International, Inc.:
2.88%, 3/1/2021	20,000	19,713
3.00%, 3/1/2019	2,325,000	2,324,326
3.38%, 10/15/2020	1,063,000	1,055,761
Series N, 3.13%, 10/15/2021	705,000	696,780
		4,096,580
MACHINERY, CONSTRUCTION & MINING — 0.8%
ABB Finance USA, Inc. 2.80%, 4/3/2020	2,062,000	2,054,082
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	4,973,000	4,785,021
1.93%, 10/1/2021	205,000	198,440
Series GMTN, 1.85%, 9/4/2020	5,621,000	5,506,725
Series MTN, 2.00%, 3/5/2020	4,059,000	4,010,536
Series MTN, 2.10%, 1/10/2020	3,320,000	3,287,331

See accompanying notes to financial statements.
46

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.90%, 3/15/2021	$ 3,100,000	$ 3,086,267
Series MTN, 2.95%, 5/15/2020	5,466,000	5,461,627
Series MTN, 3.15%, 9/7/2021	3,336,000	3,344,573
Series MTN, 3.35%, 12/7/2020	3,300,000	3,315,114
Caterpillar, Inc. 3.90%, 5/27/2021	991,000	1,008,888
		36,058,604
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	1,816,000	1,811,097
3.88%, 10/15/2021	500,000	497,045
4.38%, 11/6/2020 (a)	3,301,000	3,319,287
4.88%, 4/1/2021	3,121,000	3,146,811
Dover Corp. 4.30%, 3/1/2021	6,000	6,123
John Deere Capital Corp.:
1.70%, 1/15/2020	3,112,000	3,077,768
2.55%, 1/8/2021	3,956,000	3,917,825
Series 0014, 2.45%, 9/11/2020	998,000	983,543
Series DMTN, 2.35%, 1/8/2021	3,683,000	3,636,263
Series MTN, 1.95%, 6/22/2020	2,230,000	2,198,490
Series MTN, 2.05%, 3/10/2020	354,000	350,474
Series MTN, 2.20%, 3/13/2020	881,000	874,093
Series MTN, 2.38%, 7/14/2020	3,380,000	3,346,403
Series MTN, 2.80%, 3/4/2021	41,000	40,794
Series MTN, 2.88%, 3/12/2021	3,660,000	3,646,421
Series MTN, 3.13%, 9/10/2021	3,375,000	3,377,126
Series MTN, 3.90%, 7/12/2021 (a)	1,201,000	1,224,948
Rockwell Automation, Inc. 2.05%, 3/1/2020	2,000	1,975
Roper Technologies, Inc.:
2.80%, 12/15/2021	725,000	711,964
3.00%, 12/15/2020	3,753,000	3,727,780
		39,896,230
MEDIA — 2.4%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	2,141,000	2,119,012
4.50%, 2/15/2021	1,398,000	1,434,082
5.65%, 8/15/2020	1,690,000	1,756,586
CBS Corp.:
2.30%, 8/15/2019	2,356,000	2,339,155
4.30%, 2/15/2021	1,000,000	1,016,230
Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	$ 5,603,000	$ 5,595,940
4.46%, 7/23/2022	2,034,000	2,053,587
Comcast Corp.:
1.63%, 1/15/2022	3,454,000	3,304,096
3.30%, 10/1/2020	9,185,000	9,226,149
3.45%, 10/1/2021	8,773,000	8,862,309
5.15%, 3/1/2020	6,313,000	6,463,060
Discovery Communications LLC:
2.80%, 6/15/2020 (c)	2,478,000	2,459,638
4.38%, 6/15/2021	2,152,000	2,188,670
5.05%, 6/1/2020	5,602,000	5,717,737
NBCUniversal Media LLC:
4.38%, 4/1/2021	6,208,000	6,375,430
5.15%, 4/30/2020	7,868,000	8,075,558
Time Warner Cable LLC:
4.13%, 2/15/2021	10,086,000	10,152,870
5.00%, 2/1/2020	68,000	68,989
Viacom, Inc.:
3.88%, 12/15/2021	3,000,000	3,017,220
4.50%, 3/1/2021	7,000	7,153
Walt Disney Co.:
2.30%, 2/12/2021	1,141,000	1,126,407
2.75%, 8/16/2021	39,000	38,746
Series GMTN, 2.15%, 9/17/2020	2,817,000	2,784,097
Series MTN, 1.80%, 6/5/2020	3,666,000	3,610,203
Series MTN, 1.95%, 3/4/2020	4,385,000	4,342,992
Series MTN, 3.75%, 6/1/2021	8,294,000	8,436,491
Warner Media LLC:
4.70%, 1/15/2021	5,049,000	5,172,095
4.75%, 3/29/2021	4,156,000	4,261,729
		112,006,231
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.25%, 6/15/2020	2,687,000	2,659,082
MINING — 0.2%
Goldcorp, Inc. 3.63%, 6/9/2021	3,506,000	3,500,180
Kinross Gold Corp. 5.13%, 9/1/2021	2,978,000	2,997,417
Southern Copper Corp. 5.38%, 4/16/2020	2,146,000	2,194,585
		8,692,182
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
Series MTN, 2.00%, 8/7/2020	3,000	2,964
Series MTN, 3.00%, 9/14/2021 (a)	2,870,000	2,889,200

See accompanying notes to financial statements.
47

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
General Electric Co.:
5.30%, 2/11/2021 (a)	$ 4,777,000	$ 4,785,981
Series GMTN, 2.20%, 1/9/2020 (a)	7,342,000	7,239,799
Series GMTN, 4.63%, 1/7/2021	2,056,000	2,062,291
Series GMTN, 5.50%, 1/8/2020	3,943,000	3,990,513
Series MTN, 4.38%, 9/16/2020	3,800,300	3,795,702
Series MTN, 4.65%, 10/17/2021	182,000	182,604
Series MTN, 5.55%, 5/4/2020	2,913,000	2,959,375
Illinois Tool Works, Inc. 3.38%, 9/15/2021	200,000	201,710
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	5,058,000	5,000,845
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	2,220,000	2,197,733
Textron, Inc. 7.25%, 10/1/2019 (a)	1,425,000	1,463,860
		36,772,577
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 2.75%, 3/15/2019	2,046,000	2,040,292
OIL & GAS — 3.8%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	2,810,000	2,869,656
Apache Corp. 3.63%, 2/1/2021	1,873,000	1,870,471
BP Capital Markets America, Inc.:
4.50%, 10/1/2020	11,147,000	11,388,778
4.74%, 3/11/2021	4,544,000	4,685,409
BP Capital Markets PLC:
2.32%, 2/13/2020	8,392,000	8,325,032
2.52%, 1/15/2020	5,101,000	5,067,792
3.56%, 11/1/2021	3,835,000	3,862,420
4.50%, 10/1/2020	212,000	216,139
Canadian Natural Resources, Ltd. 3.45%, 11/15/2021	1,085,000	1,073,315
Cenovus Energy, Inc. 5.70%, 10/15/2019	1,582,692	1,605,641
Chevron Corp.:
1.96%, 3/3/2020	5,579,000	5,522,262
1.99%, 3/3/2020	2,806,000	2,778,782
2.10%, 5/16/2021	14,792,000	14,501,929
2.42%, 11/17/2020	3,366,000	3,335,201
2.43%, 6/24/2020 (a)	3,485,000	3,459,838
Devon Energy Corp. 4.00%, 7/15/2021	735,000	736,610
EOG Resources, Inc.:
Security Description	Principal Amount	Value
2.45%, 4/1/2020	$ 2,781,000	$ 2,750,771
4.10%, 2/1/2021	2,895,000	2,933,822
4.40%, 6/1/2020	2,316,000	2,350,138
EQT Corp.:
2.50%, 10/1/2020	3,869,000	3,770,960
4.88%, 11/15/2021	621,000	629,408
Exxon Mobil Corp.:
1.91%, 3/6/2020 (a)	4,985,000	4,932,059
2.22%, 3/1/2021	14,288,000	14,106,971
Marathon Oil Corp. 2.70%, 6/1/2020	2,861,000	2,814,137
Marathon Petroleum Corp.:
3.40%, 12/15/2020	3,825,000	3,822,093
5.13%, 3/1/2021	4,202,000	4,321,295
Noble Energy, Inc. 4.15%, 12/15/2021	4,578,000	4,589,674
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	5,339,000	5,427,360
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	2,745,000	2,735,283
7.50%, 1/15/2020	3,373,000	3,503,299
Shell International Finance B.V.:
1.38%, 9/12/2019	500	495
1.75%, 9/12/2021	5,090,000	4,916,838
1.88%, 5/10/2021	4,125,000	4,010,614
2.13%, 5/11/2020	9,113,000	9,014,215
2.25%, 11/10/2020	5,006,000	4,945,477
4.38%, 3/25/2020	6,277,000	6,387,726
Total Capital International SA:
2.75%, 6/19/2021	3,818,000	3,787,456
2.88%, 2/17/2022	250,000	247,473
Total Capital SA:
4.13%, 1/28/2021	107,000	109,187
4.45%, 6/24/2020	8,083,000	8,240,942
Valero Energy Corp. 6.13%, 2/1/2020	3,852,000	3,963,939
		175,610,907
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	3,056,000	3,027,273
Halliburton Co. 3.25%, 11/15/2021	1,144,000	1,141,186
		4,168,459
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
4.50%, 10/15/2021	5,000	5,096
6.80%, 8/1/2019	2,541,000	2,586,433
Packaging Corp. of America 2.45%, 12/15/2020	3,814,000	3,736,462
WestRock RKT Co.:
3.50%, 3/1/2020	1,158,000	1,157,560

See accompanying notes to financial statements.
48

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 3/1/2019	$ 3,816,000	$ 3,822,716
		11,308,267
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
2.30%, 5/14/2021	7,351,000	7,174,797
2.50%, 5/14/2020	15,654,000	15,487,754
3.38%, 11/14/2021	5,310,000	5,308,566
Allergan Funding SCS 3.00%, 3/12/2020	15,495,000	15,435,034
Allergan, Inc. 3.38%, 9/15/2020	2,556,000	2,551,604
AmerisourceBergen Corp. 3.50%, 11/15/2021	2,608,000	2,610,582
AstraZeneca PLC 2.38%, 11/16/2020	6,715,000	6,602,322
Cardinal Health, Inc.:
2.40%, 11/15/2019	2,602,000	2,581,678
4.63%, 12/15/2020	103,000	105,499
CVS Health Corp.:
2.13%, 6/1/2021	2,647,000	2,556,631
2.80%, 7/20/2020	13,192,000	13,074,459
3.13%, 3/9/2020	13,015,000	12,989,491
3.35%, 3/9/2021	11,628,000	11,592,883
3.50%, 7/20/2022	4,955,000	4,925,022
4.13%, 5/15/2021	260,000	262,941
Express Scripts Holding Co.:
2.60%, 11/30/2020	3,893,000	3,830,595
3.30%, 2/25/2021	2,354,000	2,344,584
4.75%, 11/15/2021	2,159,000	2,221,287
GlaxoSmithKline Capital PLC 3.13%, 5/14/2021	4,770,000	4,776,201
Johnson & Johnson:
1.65%, 3/1/2021	4,535,000	4,424,845
1.95%, 11/10/2020	2,228,000	2,198,457
2.95%, 9/1/2020	1,726,000	1,733,077
McKesson Corp. 3.65%, 11/30/2020	4,473,000	4,491,295
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	3,527,000	3,516,243
4.90%, 11/1/2019	2,513,000	2,546,423
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,220,000	3,255,291
Merck & Co., Inc.:
1.85%, 2/10/2020	7,936,000	7,862,830
3.88%, 1/15/2021	1,227,000	1,251,221
Mylan NV:
3.15%, 6/15/2021	11,515,000	11,286,312
3.75%, 12/15/2020	75,000	74,807
Novartis Capital Corp.:
1.80%, 2/14/2020	3,539,000	3,493,595
4.40%, 4/24/2020	3,591,000	3,660,701
Pfizer, Inc.:
1.95%, 6/3/2021	3,825,000	3,749,074
3.00%, 9/15/2021	5,686,000	5,727,678
Security Description	Principal Amount	Value
Sanofi 4.00%, 3/29/2021	$ 10,763,000	$ 10,996,988
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	3,569,000	3,519,284
2.40%, 9/23/2021	13,922,000	13,451,576
Takeda Pharmaceutical Co., Ltd.:
3.80%, 11/26/2020 (c)	3,264,000	3,287,566
4.00%, 11/26/2021 (c)	7,865,000	7,963,706
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,981,000	1,948,967
Zoetis, Inc.:
3.25%, 8/20/2021	3,768,000	3,755,490
3.45%, 11/13/2020	1,109,000	1,112,172
		221,739,528
PIPELINES — 2.5%
Buckeye Partners L.P. 4.88%, 2/1/2021	2,735,000	2,766,015
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,177,000	3,166,802
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	1,524,000	1,539,621
4.38%, 10/15/2020	2,293,000	2,312,674
5.20%, 3/15/2020	5,077,000	5,177,372
Energy Transfer Operating L.P. 4.15%, 10/1/2020	8,047,000	8,074,199
Energy Transfer Partners L.P. 4.65%, 6/1/2021	3,965,000	4,020,669
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.75%, 9/1/2020	549,000	562,445
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,082,000	3,063,878
Enterprise Products Operating LLC:
2.80%, 2/15/2021	7,305,000	7,223,987
2.85%, 4/15/2021	507,000	501,352
3.50%, 2/1/2022	3,378,000	3,380,196
5.20%, 9/1/2020	3,586,000	3,691,500
5.25%, 1/31/2020	3,426,000	3,489,415
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	3,072,000	3,061,709
5.00%, 10/1/2021	1,676,000	1,726,414
5.30%, 9/15/2020	3,771,000	3,876,173
5.80%, 3/1/2021	3,803,000	3,986,837
6.50%, 4/1/2020	247,000	255,344
6.85%, 2/15/2020	3,784,000	3,919,429
Kinder Morgan, Inc.:
3.05%, 12/1/2019	9,582,000	9,525,945
6.50%, 9/15/2020	530,000	554,491
Magellan Midstream Partners L.P. 4.25%, 2/1/2021	93,000	94,301

See accompanying notes to financial statements.
49

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ONEOK Partners L.P.:
3.80%, 3/15/2020	$ 64,000	$ 64,163
8.63%, 3/1/2019	2,004,000	2,019,531
Phillips 66 Partners L.P. 2.65%, 2/15/2020	502,000	497,477
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,636,000	3,582,405
3.65%, 6/1/2022	2,295,000	2,248,756
5.75%, 1/15/2020	38,000	38,761
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	4,237,000	4,362,161
6.25%, 3/15/2022	3,701,000	3,889,751
Sunoco Logistics Partners Operations L.P. 4.40%, 4/1/2021	100,000	100,878
TC PipeLines L.P. 4.65%, 6/15/2021	193,000	196,071
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	3,964,000	3,993,730
9.88%, 1/1/2021	1,473,000	1,643,559
Western Gas Partners L.P. 5.38%, 6/1/2021	2,974,000	3,063,904
Williams Cos., Inc.:
3.60%, 3/15/2022	1,707,000	1,677,332
4.00%, 11/15/2021	1,799,000	1,804,577
4.13%, 11/15/2020	1,332,000	1,341,990
5.25%, 3/15/2020	6,482,000	6,610,408
7.88%, 9/1/2021	1,900,000	2,076,814
		115,183,036
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	1,884,000	1,869,192
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	3,063,000	3,052,157
American Tower Corp.:
2.80%, 6/1/2020	8,347,000	8,282,144
3.30%, 2/15/2021	5,326,000	5,298,837
3.45%, 9/15/2021	2,403,000	2,399,948
5.05%, 9/1/2020	574,000	588,057
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	338,000	339,751
Series GMTN, 3.95%, 1/15/2021	563,000	569,384
Boston Properties L.P.:
4.13%, 5/15/2021	2,417,000	2,451,612
5.63%, 11/15/2020	133,000	137,606
Corporate Office Properties L.P. 3.70%, 6/15/2021	1,014,000	1,006,253
Crown Castle International Corp.:
Security Description	Principal Amount	Value
2.25%, 9/1/2021	$ 323,000	$ 311,630
3.40%, 2/15/2021	6,126,000	6,111,726
Digital Realty Trust L.P.:
3.40%, 10/1/2020	3,161,000	3,155,563
5.25%, 3/15/2021	195,000	201,267
5.88%, 2/1/2020	1,702,000	1,736,193
ERP Operating L.P. 4.75%, 7/15/2020	2,838,000	2,892,177
HCP, Inc. 2.63%, 2/1/2020	3,543,000	3,517,455
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	3,106,000	3,085,811
Highwoods Realty L.P. 3.20%, 6/15/2021	90,000	89,217
Hospitality Properties Trust 4.25%, 2/15/2021	1,366,000	1,379,004
Kimco Realty Corp. 3.20%, 5/1/2021	197,000	195,306
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,544,000	1,554,468
Select Income REIT 3.60%, 2/1/2020	1,850,000	1,839,566
Simon Property Group L.P.:
2.50%, 9/1/2020	3,055,000	3,021,303
2.50%, 7/15/2021	1,576,000	1,549,807
4.13%, 12/1/2021	4,154,000	4,254,984
4.38%, 3/1/2021	5,022,000	5,131,831
UDR, Inc. 3.70%, 10/1/2020	100,000	100,381
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	2,477,000	2,457,011
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	378,000	381,149
Welltower, Inc.:
4.95%, 1/15/2021	215,000	220,081
6.13%, 4/15/2020	3,213,000	3,316,684
Weyerhaeuser Co. 4.70%, 3/15/2021	2,336,000	2,387,182
		74,884,737
RETAIL — 2.2%
AutoNation, Inc. 5.50%, 2/1/2020	2,851,000	2,903,658
AutoZone, Inc.:
1.63%, 4/21/2019	882,000	877,467
4.00%, 11/15/2020	200,000	201,490
Best Buy Co., Inc. 5.50%, 3/15/2021	3,107,000	3,207,791
Costco Wholesale Corp.:
1.75%, 2/15/2020	1,149,000	1,134,718
2.15%, 5/18/2021	4,203,000	4,132,684
Family Dollar Stores, Inc. 5.00%, 2/1/2021	1,372,000	1,401,347

See accompanying notes to financial statements.
50

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Home Depot, Inc.:
1.80%, 6/5/2020	$ 4,893,000	$ 4,820,633
2.00%, 4/1/2021	8,602,000	8,434,863
3.25%, 3/1/2022	4,150,000	4,191,915
4.40%, 4/1/2021	140,000	144,281
Lowe's Cos., Inc.:
3.12%, 4/15/2022	400,000	393,352
3.75%, 4/15/2021	3,842,000	3,870,777
3.80%, 11/15/2021	400,000	403,916
4.63%, 4/15/2020	428,000	432,263
Macy's Retail Holdings, Inc. 3.45%, 1/15/2021	2,051,000	2,032,992
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	5,745,000	5,679,622
Series MTN, 2.63%, 1/15/2022	38,000	37,251
Series MTN, 2.75%, 12/9/2020	4,430,000	4,397,440
Series MTN, 3.50%, 7/15/2020	425,000	428,332
Series MTN, 3.63%, 5/20/2021	1,988,000	2,012,293
Nordstrom, Inc.:
4.00%, 10/15/2021	4,102,000	4,148,106
4.75%, 5/1/2020	311,000	316,250
O'Reilly Automotive, Inc.:
4.63%, 9/15/2021	3,043,000	3,123,487
4.88%, 1/14/2021	1,719,000	1,764,657
Starbucks Corp.:
2.10%, 2/4/2021	4,135,000	4,031,046
2.20%, 11/22/2020	1,558,000	1,532,371
Target Corp.:
2.90%, 1/15/2022	73,000	72,901
3.88%, 7/15/2020	3,758,000	3,811,852
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,048,000	4,027,517
Walmart, Inc.:
1.90%, 12/15/2020	7,408,000	7,289,620
2.85%, 6/23/2020	8,027,000	8,040,726
3.13%, 6/23/2021	9,155,000	9,221,557
3.25%, 10/25/2020	2,203,000	2,222,034
3.63%, 7/8/2020	6,000	6,066
		100,747,275
SEMICONDUCTORS — 1.5%
Analog Devices, Inc.:
2.85%, 3/12/2020	2,191,000	2,182,696
2.95%, 1/12/2021	6,270,000	6,213,695
Applied Materials, Inc.:
2.63%, 10/1/2020	2,910,000	2,888,117
4.30%, 6/15/2021	595,000	612,904
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	3,253,000	3,179,059
2.38%, 1/15/2020	12,413,000	12,263,547
Security Description	Principal Amount	Value
Intel Corp.:
1.70%, 5/19/2021	$ 2,921,000	$ 2,838,190
1.85%, 5/11/2020	3,859,000	3,814,969
2.45%, 7/29/2020	9,235,000	9,189,564
3.30%, 10/1/2021	6,730,000	6,799,723
KLA-Tencor Corp. 4.13%, 11/1/2021	2,446,000	2,482,225
Lam Research Corp.:
2.75%, 3/15/2020	1,912,000	1,900,299
2.80%, 6/15/2021	3,495,000	3,446,419
NVIDIA Corp. 2.20%, 9/16/2021	3,846,000	3,757,273
QUALCOMM, Inc. 2.25%, 5/20/2020	5,922,000	5,838,855
Texas Instruments, Inc.:
1.75%, 5/1/2020	323,000	318,394
2.75%, 3/12/2021	825,000	821,956
		68,547,885
SOFTWARE — 2.2%
Activision Blizzard, Inc. 2.30%, 9/15/2021	5,026,000	4,891,554
Adobe, Inc. 4.75%, 2/1/2020	3,640,000	3,712,764
Autodesk, Inc. 3.13%, 6/15/2020	1,995,000	1,988,197
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	2,940,000	2,968,136
CA, Inc. 3.60%, 8/1/2020	2,841,000	2,834,210
Electronic Arts, Inc. 3.70%, 3/1/2021	3,990,000	4,020,324
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	3,658,000	3,529,202
3.63%, 10/15/2020	3,879,000	3,890,288
Fiserv, Inc.:
2.70%, 6/1/2020	4,041,000	4,007,258
4.75%, 6/15/2021	23,000	23,684
Microsoft Corp.:
1.55%, 8/8/2021	12,715,000	12,351,860
1.85%, 2/6/2020	8,476,000	8,412,769
1.85%, 2/12/2020	1,582,000	1,568,632
2.00%, 11/3/2020	11,443,000	11,317,928
3.00%, 10/1/2020	3,452,000	3,474,990
4.00%, 2/8/2021	972,000	1,000,771
Oracle Corp.:
1.90%, 9/15/2021	24,409,000	23,611,802
2.80%, 7/8/2021	172,000	171,255
3.88%, 7/15/2020	4,257,000	4,320,812
VMware, Inc. 2.30%, 8/21/2020	4,856,500	4,756,213
		102,852,649

See accompanying notes to financial statements.
51

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV 5.00%, 3/30/2020	$ 7,966,000	$ 8,104,768
AT&T, Inc.:
2.45%, 6/30/2020	11,285,000	11,150,821
2.80%, 2/17/2021	5,685,000	5,612,118
3.88%, 8/15/2021	4,007,000	4,042,141
4.45%, 5/15/2021	4,266,000	4,362,582
4.60%, 2/15/2021	4,986,000	5,092,002
5.00%, 3/1/2021	6,593,000	6,817,624
5.20%, 3/15/2020	4,547,000	4,648,626
Cisco Systems, Inc.:
1.85%, 9/20/2021	12,460,000	12,115,730
2.20%, 2/28/2021	10,031,000	9,898,791
2.45%, 6/15/2020	6,125,000	6,089,536
2.90%, 3/4/2021	504,000	504,247
4.45%, 1/15/2020	9,516,000	9,660,643
Juniper Networks, Inc. 3.30%, 6/15/2020	3,621,000	3,632,153
Motorola Solutions, Inc. 3.50%, 9/1/2021	1,755,000	1,746,032
Orange SA:
1.63%, 11/3/2019	2,711,000	2,672,748
4.13%, 9/14/2021	5,023,000	5,124,666
Telefonica Emisiones SAU:
5.13%, 4/27/2020	4,111,000	4,201,360
5.46%, 2/16/2021	11,843,000	12,272,190
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	3,078,000	3,129,280
Verizon Communications, Inc.:
1.75%, 8/15/2021	606,000	585,766
2.63%, 2/21/2020	5,695,000	5,673,188
3.00%, 11/1/2021	3,210,000	3,193,950
3.45%, 3/15/2021	8,965,000	9,028,203
3.50%, 11/1/2021	3,822,000	3,862,131
4.60%, 4/1/2021	5,915,000	6,104,694
Vodafone Group PLC 4.38%, 3/16/2021	2,394,000	2,445,998
		151,771,988
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	2,965,000	2,946,943
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	2,379,000	2,397,580
Canadian National Railway Co. 2.40%, 2/3/2020	1,787,000	1,776,189
CSX Corp.:
3.70%, 10/30/2020	2,718,000	2,742,163
4.25%, 6/1/2021	1,090,000	1,114,144
FedEx Corp. 2.30%, 2/1/2020	3,874,000	3,845,100
Security Description	Principal Amount	Value
Norfolk Southern Railway Co. 9.75%, 6/15/2020	$ 777,000	$ 850,178
Ryder System, Inc.:
Series MTN, 2.50%, 5/11/2020	1,268,000	1,252,543
Series MTN, 2.65%, 3/2/2020	2,067,000	2,050,175
Series MTN, 2.88%, 9/1/2020	800,000	792,832
Series MTN, 3.45%, 11/15/2021	4,000	3,988
Series MTN, 3.50%, 6/1/2021	4,176,000	4,172,283
Union Pacific Corp.:
2.25%, 6/19/2020	3,569,000	3,522,781
3.20%, 6/8/2021	8,769,000	8,800,831
4.00%, 2/1/2021	1,529,000	1,554,978
United Parcel Service of America, Inc. 8.38%, 4/1/2020	862,000	918,383
United Parcel Service, Inc.:
2.05%, 4/1/2021	5,994,000	5,879,634
3.13%, 1/15/2021	5,933,000	5,979,040
		47,652,822
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 7/30/2019	50,000	49,717
2.60%, 3/30/2020	3,465,000	3,424,321
		3,474,038
TOTAL CORPORATE BONDS & NOTES (Cost $4,580,923,885)		4,549,673,909
	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	24,605,317	24,605,317
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	19,103,840	19,103,840
TOTAL SHORT-TERM INVESTMENTS (Cost $43,709,157)		43,709,157
TOTAL INVESTMENTS — 99.4% (Cost $4,624,633,042)		4,593,383,066
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		27,770,590
NET ASSETS — 100.0%		$ 4,621,153,656

See accompanying notes to financial statements.
52

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,549,673,909	$—	$4,549,673,909
Short-Term Investments	43,709,157	—	—	43,709,157
TOTAL INVESTMENTS	$43,709,157	$4,549,673,909	$—	$4,593,383,066
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,104,153	$31,104,153	$335,998,229	$342,497,065	$—	$—	24,605,317	$24,605,317	$ 98,005	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,374,285	18,374,285	91,072,050	90,342,495	—	—	19,103,840	19,103,840	34,246	—
Total		$49,478,438	$427,070,279	$432,839,560	$—	$—		$43,709,157	$132,251	$—
See accompanying notes to financial statements.
53

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
7.88%, 2/15/2021	$ 1,334,200	$ 1,481,249
8.00%, 11/15/2021	2,947,900	3,395,018
8.13%, 5/15/2021	804,700	907,857
8.13%, 8/15/2021	740,100	845,329
8.50%, 2/15/2020	1,051,300	1,118,961
8.75%, 5/15/2020	381,200	412,680
8.75%, 8/15/2020	581,400	637,960
Treasury Notes:
1.13%, 3/31/2020	4,090,400	4,019,284
1.13%, 4/30/2020	6,708,500	6,582,191
1.13%, 2/28/2021	10,513,800	10,212,287
1.13%, 6/30/2021	9,550,500	9,244,667
1.13%, 7/31/2021	10,533,100	10,178,828
1.13%, 8/31/2021	9,882,600	9,540,590
1.13%, 9/30/2021	10,590,100	10,215,136
1.25%, 1/31/2020	10,143,700	9,996,619
1.25%, 2/29/2020	5,632,700	5,546,138
1.25%, 3/31/2021	11,535,200	11,230,989
1.25%, 10/31/2021	10,315,000	9,971,765
1.38%, 1/15/2020	7,116,700	7,027,236
1.38%, 1/31/2020	8,594,000	8,481,381
1.38%, 2/15/2020	8,699,900	8,580,763
1.38%, 2/29/2020	9,799,500	9,663,688
1.38%, 3/31/2020	9,725,500	9,583,099
1.38%, 4/30/2020	10,532,700	10,371,468
1.38%, 5/31/2020	6,336,500	6,233,818
1.38%, 8/31/2020	9,819,200	9,635,000
1.38%, 9/15/2020	6,949,500	6,818,368
1.38%, 9/30/2020	10,420,600	10,215,861
1.38%, 10/31/2020	9,982,900	9,780,959
1.38%, 1/31/2021	10,445,500	10,207,767
1.38%, 4/30/2021	8,997,000	8,775,601
1.38%, 5/31/2021	9,206,400	8,970,974
1.50%, 4/15/2020	7,316,800	7,219,626
1.50%, 5/15/2020	6,682,200	6,587,229
1.50%, 5/31/2020	11,369,300	11,202,262
1.50%, 6/15/2020	7,140,400	7,034,144
1.50%, 7/15/2020	6,231,000	6,133,683
1.50%, 8/15/2020	6,107,500	6,007,513
1.63%, 3/15/2020	9,772,200	9,664,500
1.63%, 6/30/2020	10,428,500	10,288,291
1.63%, 7/31/2020	11,051,500	10,895,169
1.63%, 10/15/2020	6,712,700	6,608,362
1.63%, 11/30/2020	13,156,000	12,939,509
1.75%, 10/31/2020	8,014,500	7,904,516
1.75%, 11/15/2020	7,682,400	7,575,494
1.75%, 12/31/2020	10,368,700	10,222,786
1.75%, 11/30/2021	10,438,500	10,229,596
1.88%, 6/30/2020	4,458,500	4,414,270
1.88%, 12/15/2020	6,520,700	6,443,791
1.88%, 11/30/2021	8,253,300	8,118,636
2.00%, 1/31/2020	8,009,700	7,956,864
Security Description	Principal Amount	Value
2.00%, 7/31/2020	$ 6,756,000	$ 6,700,052
2.00%, 9/30/2020	5,786,600	5,735,569
2.00%, 11/30/2020	6,415,700	6,356,376
2.00%, 1/15/2021	7,531,800	7,457,735
2.00%, 2/28/2021	7,492,400	7,414,827
2.00%, 5/31/2021	8,497,200	8,404,182
2.00%, 8/31/2021	7,008,100	6,922,242
2.00%, 10/31/2021	9,247,000	9,128,796
2.00%, 11/15/2021	18,171,700	17,938,513
2.00%, 12/31/2021	10,000,000	9,865,047
2.13%, 8/31/2020	7,717,800	7,665,972
2.13%, 1/31/2021	6,928,900	6,875,772
2.13%, 6/30/2021	6,842,500	6,787,009
2.13%, 8/15/2021	12,683,300	12,567,612
2.13%, 9/30/2021	9,587,100	9,497,392
2.13%, 12/31/2021	8,000,000	7,923,126
2.25%, 2/29/2020	9,620,800	9,582,171
2.25%, 3/31/2020	11,197,400	11,152,585
2.25%, 2/15/2021	9,498,900	9,449,194
2.25%, 3/31/2021	5,888,000	5,857,576
2.25%, 4/30/2021	13,033,600	12,974,154
2.25%, 7/31/2021	7,992,000	7,948,290
2.38%, 4/30/2020	12,558,000	12,526,464
2.38%, 12/31/2020	6,056,200	6,042,989
2.38%, 3/15/2021	7,130,700	7,113,503
2.38%, 4/15/2021	12,103,500	12,074,279
2.50%, 5/31/2020	11,144,800	11,135,346
2.50%, 6/30/2020	12,605,000	12,595,274
2.50%, 12/31/2020	7,500,000	7,500,405
2.63%, 7/31/2020	12,620,700	12,635,950
2.63%, 8/15/2020	11,232,700	11,248,046
2.63%, 8/31/2020	17,907,100	17,931,516
2.63%, 11/15/2020	16,432,800	16,462,297
2.63%, 5/15/2021	12,905,700	12,948,450
2.63%, 6/15/2021	10,672,700	10,710,326
2.63%, 7/15/2021	13,635,700	13,685,314
2.63%, 12/15/2021	8,500,000	8,538,371
2.75%, 9/30/2020	18,673,200	18,743,993
2.75%, 11/30/2020	19,563,800	19,652,467
2.75%, 8/15/2021	14,201,700	14,298,910
2.75%, 9/15/2021	14,221,800	14,321,371
2.88%, 10/31/2020	15,899,600	15,999,017
2.88%, 10/15/2021	12,290,100	12,420,658
2.88%, 11/15/2021	15,691,600	15,867,137
3.13%, 5/15/2021	8,241,000	8,363,805
3.50%, 5/15/2020	9,028,900	9,139,920
3.63%, 2/15/2020	13,733,400	13,881,699
3.63%, 2/15/2021	14,101,500	14,427,872
TOTAL U.S. TREASURY OBLIGATIONS (Cost $910,090,504)		911,799,343

See accompanying notes to financial statements.
54

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (a) (b) (Cost $8,428,390)	8,428,390	$ 8,428,390
TOTAL INVESTMENTS — 100.3% (Cost $918,518,894)		920,227,733
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,155,001)
NET ASSETS — 100.0%		$ 917,072,732
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2018.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$911,799,343	$—	$911,799,343
Short-Term Investment	8,428,390	—	—	8,428,390
TOTAL INVESTMENTS	$8,428,390	$911,799,343	$—	$920,227,733
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,401,794	$9,401,794	$48,406,460	$49,379,864	$—	$—	8,428,390	$8,428,390	$15,008	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	14,871,243	14,871,243	—	—	—	—	543	—
Total		$9,401,794	$63,277,703	$64,251,107	$—	$—		$8,428,390	$15,551	$—
See accompanying notes to financial statements.
55

[This Page Intentionally Left Blank]
56

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,583,671,271	$3,945,706,085	$372,663,837
Investments in affiliated issuers, at value	215,169,595	29,968,972	2,105,071
Total Investments	3,798,840,866	3,975,675,057	374,768,908
Cash	865	30,965	147
Receivable for investments sold	16,430,584	11,527,255	154,817
Receivable for fund shares sold	30,582,577	9,886,063	10,112,780
Dividends receivable — affiliated issuers	307,944	24,842	1,754
Interest receivable — unaffiliated issuers	21,939,713	37,001,909	4,853,026
Securities lending income receivable — unaffiliated issuers	1,092	9,477	449
Securities lending income receivable — affiliated issuers	4,885	8,613	391
Receivable for foreign taxes recoverable	1,619	13,528	—
Other Receivable	252	276	—
TOTAL ASSETS	3,868,110,397	4,034,177,985	389,892,272
LIABILITIES
Deposit from Broker	270,000	—	—
Payable upon return of securities loaned	12,171,048	13,883,733	1,512,328
Payable for investments purchased	249,369,591	16,360,217	10,084,538
Payable for fund shares repurchased	—	—	—
Advisory fee payable	116,110	235,894	21,720
Trustees’ fees and expenses payable	3,140	5,178	659
TOTAL LIABILITIES	261,929,889	30,485,022	11,619,245
NET ASSETS	$3,606,180,508	$4,003,692,963	$378,273,027
NET ASSETS CONSIST OF:
Paid-in Capital	$3,666,550,572	$4,100,392,564	$407,930,640
Total distributable earnings (loss)	(60,370,064)	(96,699,601)	(29,657,613)
NET ASSETS	$3,606,180,508	$4,003,692,963	$378,273,027
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.83	$ 33.06	$ 25.30
Shares outstanding (unlimited amount authorized, $0.01 par value)	129,600,264	121,100,072	14,949,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,620,875,277	$4,016,453,294	$394,998,100
Investments in affiliated issuers	215,169,595	29,968,972	2,105,071
Total cost of investments	$3,836,044,872	$4,046,422,266	$397,103,171
* Includes investments in securities on loan, at value	$ 20,630,951	$ 76,146,766	$ 4,917,296
See accompanying notes to financial statements.
57

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

$1,462,667,577	$4,549,673,909	$911,799,343
74,007	43,709,157	8,428,390
1,462,741,584	4,593,383,066	920,227,733
4	3,775	—
87,810,589	55,699,287	6,022,102
—	—	8,867,332
2,415	25,673	3,743
11,842,532	38,275,379	4,410,700
—	2,579	—
—	3,476	330
—	44,165	—
—	25	—
1,562,397,124	4,687,437,425	939,531,940

—	—	—
—	19,103,840	—
10,757,251	13,773,157	22,420,288
76,708,801	33,125,686	—
68,370	274,303	38,825
720	6,783	95
87,535,142	66,283,769	22,459,208
$1,474,861,982	$4,621,153,656	$917,072,732

$1,525,405,586	$4,683,150,842	$920,014,377
(50,543,604)	(61,997,186)	(2,941,645)
$1,474,861,982	$4,621,153,656	$917,072,732

$ 34.87	$ 30.12	$ 29.58
42,300,000	153,400,000	31,000,000

$1,492,791,186	$4,580,923,885	$910,090,504
74,007	43,709,157	8,428,390
$1,492,865,193	$4,624,633,042	$918,518,894
$ —	$ 28,993,177	$ —
58

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$45,958,657	$ 60,612,907	$ 7,900,601
Dividend income — affiliated issuers	1,381,399	59,869	7,211
Unaffiliated securities lending income	7,053	54,081	2,452
Affiliated securities lending income	37,777	53,780	2,281
Foreign taxes withheld	(1,000)	(5,432)	—
TOTAL INVESTMENT INCOME (LOSS)	47,383,886	60,775,205	7,912,545
EXPENSES
Advisory fee	624,409	1,281,300	122,070
Trustees’ fees and expenses	20,393	25,988	2,604
TOTAL EXPENSES	644,802	1,307,288	124,674
NET INVESTMENT INCOME (LOSS)	$46,739,084	$ 59,467,917	$ 7,787,871
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,231,389)	(9,939,904)	(1,492,345)
In-kind redemptions — unaffiliated issuers	(1,119,831)	(11,233,470)	(3,922,547)
Net realized gain (loss)	(3,351,220)	(21,173,374)	(5,414,892)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	12,789,487	8,967,167	(4,575,671)
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,438,267	(12,206,207)	(9,990,563)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$56,177,351	$ 47,261,710	$(2,202,692)
See accompanying notes to financial statements.
59

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF

16,584,592	$ 61,749,721	$ 7,155,265
25,264	98,005	15,008
288	11,552	—
5,119	34,246	543
—	(33,332)	—
16,615,263	61,860,192	7,170,816

341,114	1,581,686	178,981
6,981	31,552	3,397
348,095	1,613,238	182,378
$16,267,168	$ 60,246,954	$ 6,988,438

(5,403,501)	(8,304,161)	(619,490)
916,605	(4,561,372)	(264,152)
(4,486,896)	(12,865,533)	(883,642)

9,105,777	16,274,612	4,133,476
4,618,881	3,409,079	3,249,834
$20,886,049	$ 63,656,033	$10,238,272
60

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,739,084	$ 47,721,596	$ 59,467,917	$ 78,663,925
Net realized gain (loss)	(3,351,220)	(8,119,346)	(21,173,374)	(14,653,327)
Net change in unrealized appreciation/depreciation	12,789,487	(55,395,784)	8,967,167	(89,903,228)
Net increase (decrease) in net assets resulting from operations	56,177,351	(15,793,534)	47,261,710	(25,892,630)
Net equalization credits and charges	613,509	2,339,920	720,980	416,779
Distributions to shareholders (Note 13)	(55,810,218)	(47,479,193)	(68,824,610)	(75,204,044)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	716,639,288	2,041,496,433	2,885,802,603	3,713,421,511
Cost of shares redeemed	(104,964,818)	(61,753,012)	(2,166,912,899)	(2,396,082,187)
Net income equalization	(613,509)	(2,339,920)	(720,980)	(416,779)
Other Capital	128,962	348,426	40,445	36,729
Net increase (decrease) in net assets from beneficial interest transactions	611,189,923	1,977,751,927	718,209,169	1,316,959,274
Net increase (decrease) in net assets during the period	612,170,565	1,916,819,120	697,367,249	1,216,279,379
Net assets at beginning of period	2,994,009,943	1,077,190,823	3,306,325,714	2,090,046,335
NET ASSETS AT END OF PERIOD	$3,606,180,508	$2,994,009,943	$ 4,003,692,963	$ 3,306,325,714
SHARES OF BENEFICIAL INTEREST:
Shares sold	26,000,000	72,200,000	87,100,000	109,500,000
Shares redeemed	(3,800,000)	(2,200,000)	(65,400,000)	(70,900,000)
Net increase (decrease) from share transactions	22,200,000	70,000,000	21,700,000	38,600,000
See accompanying notes to financial statements.
61

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 7,787,871	$ 11,858,792	$ 16,267,168	$ 18,844,441	$ 60,246,954	$ 73,523,217
(5,414,892)	(4,279,127)	(4,486,896)	(4,477,824)	(12,865,533)	(10,965,844)
(4,575,671)	(21,608,651)	9,105,777	(20,496,683)	16,274,612	(44,913,516)
(2,202,692)	(14,028,986)	20,886,049	(6,130,066)	63,656,033	17,643,857
240,091	(49,624)	503,722	356,076	314,464	683,666
(9,250,687)	(11,402,094)	(18,964,775)	(18,159,469)	(69,348,263)	(70,037,299)

258,544,739	504,889,714	806,517,928	617,676,101	1,629,222,456	2,308,165,308
(199,667,796)	(381,578,174)	(311,366,965)	(170,672,062)	(1,297,807,375)	(942,792,702)
(240,091)	49,624	(503,722)	(356,076)	(314,464)	(683,666)
23,562	29,053	417	598	16,769	21,644
58,660,414	123,390,217	494,647,658	446,648,561	331,117,386	1,364,710,584
47,447,126	97,909,513	497,072,654	422,715,102	325,739,620	1,313,000,808
330,825,901	232,916,388	977,789,328	555,074,226	4,295,414,036	2,982,413,228
$ 378,273,027	$ 330,825,901	$1,474,861,982	$ 977,789,328	$ 4,621,153,656	$4,295,414,036

10,000,000	18,350,000	23,600,000	17,400,000	54,100,000	76,100,000
(7,700,000)	(14,100,014)	(9,200,000)	(4,900,000)	(43,100,000)	(31,100,000)
2,300,000	4,249,986	14,400,000	12,500,000	11,000,000	45,000,000
62

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,988,438	$ 3,966,988
Net realized gain (loss)	(883,642)	(3,669,321)
Net change in unrealized appreciation/depreciation	4,133,476	(1,287,758)
Net increase (decrease) in net assets resulting from operations	10,238,272	(990,091)
Net equalization credits and charges	260,159	142,128
Distributions to shareholders (Note 13)	(8,103,567)	(3,391,607)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	547,935,009	433,049,204
Cost of shares redeemed	(120,511,642)	(79,844,353)
Net income equalization	(260,159)	(142,128)
Other Capital	215	976
Net increase (decrease) in net assets from beneficial interest transactions	427,163,423	353,063,699
Net increase (decrease) in net assets during the period	429,558,287	348,824,129
Net assets at beginning of period	487,514,445	138,690,316
NET ASSETS AT END OF PERIOD	$ 917,072,732	$487,514,445
SHARES OF BENEFICIAL INTEREST:
Shares sold	18,600,000	14,600,000
Shares redeemed	(4,100,000)	(2,700,000)
Net increase (decrease) from share transactions	14,500,000	11,900,000
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 27.88	$ 28.80	$ 29.69	$ 28.75	$ 28.95	$ 28.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.76	0.67	0.75	0.72	0.67
Net realized and unrealized gain (loss) (c)	0.02	(0.95)	(0.80)	0.92	(0.22)	0.54
Total from investment operations	0.44	(0.19)	(0.13)	1.67	0.50	1.21
Net equalization credits and charges (b)	0.01	0.04	(0.01)	0.01	0.01	0.01
Other capital (b)	0.00(d)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.50)	(0.78)	(0.76)	(0.75)	(0.72)	(0.66)
Total distributions	(0.50)	(0.78)	(0.76)	(0.75)	(0.72)	(0.66)
Net asset value, end of period	$ 27.83	$ 27.88	$ 28.80	$ 29.69	$ 28.75	$ 28.95
Total return (e)	1.62%	(0.52)%	(0.40)%	5.97%	1.77%	4.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,606,181	$2,994,010	$1,077,191	$1,377,335	$988,792	$735,309
Ratios to average net assets:
Total expenses	0.04%(f)	0.05%	0.08%	0.08%	0.14%	0.19%
Net expenses	0.04%(f)	0.05%	0.08%	0.07%	0.11%	0.13%
Net investment income (loss)	2.99%(f)	2.67%	2.31%	2.58%	2.48%	2.35%
Portfolio turnover rate (g)	52%(h)	150%	46%	105%	69%	91%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 33.26	$ 34.38	$ 34.73	$ 33.90	$ 34.34	$ 33.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.96	0.91	0.91	0.89	0.92
Net realized and unrealized gain (loss) (b)	(0.12)	(1.14)	(0.37)	0.81	(0.45)	0.89
Total from investment operations	0.42	(0.18)	0.54	1.72	0.44	1.81
Net equalization credits and charges (a)	0.01	0.01	0.02	0.02	0.02	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.63)	(0.95)	(0.91)	(0.91)	(0.90)	(0.92)
Net realized gains	—	—	—	(0.00)(c)	—	(0.08)
Total distributions	(0.63)	(0.95)	(0.91)	(0.91)	(0.90)	(1.00)
Net asset value, end of period	$ 33.06	$ 33.26	$ 34.38	$ 34.73	$ 33.90	$ 34.34
Total return (d)	1.30%	(0.51)%	1.65%	5.23%	1.34%	5.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,003,693	$3,306,326	$2,090,046	$1,343,962	$752,581	$456,714
Ratios to average net assets:
Total expenses	0.07%(e)	0.08%	0.12%	0.12%	0.14%	0.15%
Net investment income (loss)	3.25%(e)	2.85%	2.65%	2.70%	2.61%	2.72%
Portfolio turnover rate (f)	12%(g)	30%	33%	26%	13%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 26.15	$ 27.73	$ 27.95	$ 25.59	$ 26.97	$ 24.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.58	1.15	1.15	1.18	1.17	1.19
Net realized and unrealized gain (loss) (c)	(0.77)	(1.58)	(0.23)	2.40	(1.46)	1.98
Total from investment operations	(0.19)	(0.43)	0.92	3.58	(0.29)	3.17
Net equalization credits and charges (b)	0.02	(0.00)	0.01	(0.05)	0.03	0.03
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.01	0.05	0.03
Distributions to shareholders from:
Net investment income	(0.68)	(1.15)	(1.15)	(1.18)	(1.17)	(1.20)
Net asset value, end of period	$ 25.30	$ 26.15	$ 27.73	$ 27.95	$ 25.59	$ 26.97
Total return (e)	(0.67)%	(1.67)%	3.50%	14.31%	(0.96)%	13.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$378,273	$330,826	$232,916	$150,896	$337,777	$161,829
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.12%	0.12%	0.14%	0.15%
Net investment income (loss)	4.47%(f)	4.19%	4.22%	4.58%	4.29%	4.69%
Portfolio turnover rate (g)	7%(h)	21%	20%	14%	10%	8%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 35.05	$ 36.05	$ 39.83	$ 34.28	$ 33.16	$ 32.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.94	0.88	0.90	0.94	0.93
Net realized and unrealized gain (loss) (c)	(0.12)	(1.03)	(3.80)	5.52	1.11	0.96
Total from investment operations	0.37	(0.09)	(2.92)	6.42	2.05	1.89
Net equalization credits and charges (b)	0.02	0.02	0.02	0.04	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.57)	(0.93)	(0.88)	(0.91)	(0.95)	(0.92)
Net asset value, end of period	$ 34.87	$ 35.05	$ 36.05	$ 39.83	$ 34.28	$ 33.16
Total return (e)	1.17%	(0.18)%	(7.31)%	19.14%	6.21%	6.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,474,862	$977,789	$555,074	$446,122	$164,531	$86,209
Ratios to average net assets:
Total expenses	0.06%(f)	0.07%	0.10%	0.10%	0.11%	0.14%
Net investment income (loss)	2.86%(f)	2.66%	2.39%	2.46%	2.60%	2.95%
Portfolio turnover rate (g)	6%(h)	9%	10%	22%	18%	24%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 30.16	$ 30.62	$ 30.76	$ 30.58	$ 30.76	$ 30.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.63	0.53	0.48	0.39	0.36
Net realized and unrealized gain (loss) (b)	0.03	(0.49)	(0.14)	0.17	(0.16)	0.29
Total from investment operations	0.43	0.14	0.39	0.65	0.23	0.65
Net equalization credits and charges (a)	0.00(c)	0.01	(0.01)	0.00(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	(0.00)(c)	—	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.47)	(0.61)	(0.52)	(0.47)	(0.38)	(0.36)
Net realized gains	—	—	—	—	(0.03)	(0.06)
Total distributions	(0.47)	(0.61)	(0.52)	(0.47)	(0.41)	(0.42)
Net asset value, end of period	$ 30.12	$ 30.16	$ 30.62	$ 30.76	$ 30.58	$ 30.76
Total return (d)	1.43%	0.50%	1.25%	2.17%	0.74%	2.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,621,154	$4,295,414	$2,982,413	$3,965,398	$3,962,876	$3,448,186
Ratios to average net assets:
Total expenses	0.07%(e)	0.08%	0.12%	0.12%	0.12%	0.13%
Net investment income (loss)	2.67%(e)	2.08%	1.72%	1.56%	1.27%	1.18%
Portfolio turnover rate (f)	20%(g)	56%	67%	56%	46%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 29.55	$ 30.15	$ 30.65	$ 30.23	$ 30.08	$ 29.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.50	0.30	0.28	0.23	0.17
Net realized and unrealized gain (loss) (b)	0.07	(0.69)	(0.50)	0.42	0.12	0.13
Total from investment operations	0.42	(0.19)	(0.20)	0.70	0.35	0.30
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	0.00(c)	0.02	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.40)	(0.43)	(0.30)	(0.28)	(0.22)	(0.17)
Net realized gains	—	—	—	((0.00))(c)	((0.00))(c)	((0.00))(c)
Total distributions	(0.40)	(0.43)	(0.30)	(0.28)	(0.22)	(0.17)
Net asset value, end of period	$ 29.58	$ 29.55	$ 30.15	$ 30.65	$ 30.23	$ 30.08
Total return (d)	1.48%	(0.57)%	(0.67)%	2.33%	1.23%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$917,073	$487,514	$138,690	$91,957	$54,413	$12,033
Ratios to average net assets:
Total expenses	0.06%(e)	0.07%	0.10%	0.10%	0.11%	0.12%
Net investment income (loss)	2.34%(e)	1.67%	1.00%	0.93%	0.76%	0.57%
Portfolio turnover rate (f)	27%(g)	96%	33%	40%	35%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF receives compensation as consideration for entering into the commitment to repurchase.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF is able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF to experience higher transaction costs.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc.(the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$1,617,942,707	$1,426,128,428	$ 63,783,323	$ 57,619,157
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	419,314,644	434,835,978
SPDR Portfolio Long Term Corporate Bond ETF	—	—	26,115,965	25,924,295
SPDR Portfolio Long Term Treasury ETF	63,688,021	63,178,757	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	901,546,211	933,564,749
SPDR Portfolio Short Term Treasury ETF	1,250,132,699	163,958,193	—	—
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 481,164,648	$ 72,683,006	$ (1,119,831)
SPDR Portfolio Intermediate Term Corporate Bond ETF	2,850,432,116	2,140,399,680	(11,233,470)
SPDR Portfolio Long Term Corporate Bond ETF	196,684,757	252,994,720	(3,922,547)
SPDR Portfolio Long Term Treasury ETF	799,566,592	308,628,375	916,605
SPDR Portfolio Short Term Corporate Bond ETF	1,616,477,385	1,287,496,841	(4,561,372)
SPDR Portfolio Short Term Treasury ETF	543,225,355	119,821,197	(264,152)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cashexcept for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$3,836,157,984	$16,803,953	$54,121,071	$(37,317,118)
SPDR Portfolio Intermediate Term Corporate Bond ETF	4,046,422,266	4,141,828	74,889,037	(70,747,209)
SPDR Portfolio Long Term Corporate Bond ETF	397,103,171	598,157	22,932,420	(22,334,263)
SPDR Portfolio Long Term Treasury ETF	1,492,865,193	4,253,961	34,377,570	(30,123,609)
SPDR Portfolio Short Term Corporate Bond ETF	4,624,633,042	3,611,096	34,861,073	(31,249,977)
SPDR Portfolio Short Term Treasury ETF	918,518,894	2,446,773	737,934	1,708,839
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 20,630,951	$ 12,171,048	$ 8,839,648	$ 21,010,696
SPDR Portfolio Intermediate Term Corporate Bond ETF	76,146,766	13,883,733	63,678,885	77,562,618
SPDR Portfolio Long Term Corporate Bond ETF	4,917,296	1,512,328	3,485,530	4,997,858
SPDR Portfolio Short Term Corporate Bond ETF	28,993,177	19,103,840	10,445,193	29,549,033
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 5,779,160	$—	$—	$—	$ 5,779,160	$ 5,779,160
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	6,391,888	—	—	—	6,391,888	6,391,888
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	13,883,733	—	—	—	13,883,733	13,883,733
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	1,512,328	—	—	—	1,512,328	1,512,328

SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	19,103,840	—	—	—	19,103,840	19,103,840

10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2018:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses . A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2018.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12.    Stock Splits
The Board authorized a 2-for-1 split for the SPDR Portfolio Aggregate Bond ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The Board authorized a 3-for-2 split for SPDR Portfolio Long Term Corporate Bond ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 1.5, while decreasing the NAV of shares outstanding by a factor of 1.5, resulting in no effect to the net assets of the aforementioned Fund. The Board authorized a 2-for-1 split for the SPDR Portfolio Long Term Treasury ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.
13.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Portfolio Aggregate Bond ETF	$ 47,479,193	$—	$ 47,479,193	$ 2,755,730
SPDR Portfolio Intermediate Term Corporate Bond ETF	75,204,044	—	75,204,044	5,403,481
SPDR Portfolio Long Term Corporate Bond ETF	11,402,094	—	11,402,094	848,161
SPDR Portfolio Long Term Treasury ETF	18,159,469	—	18,159,469	1,042,705
SPDR Portfolio Short Term Corporate Bond ETF	70,037,299	—	70,037,299	6,960,356
SPDR Portfolio Short Term Treasury ETF	3,391,607	—	3,391,607	658,763
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
78

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
79

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.04%	$1,016.20	$0.20	$1,025.00	$0.20
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07%	1,013.00	0.36	1,024.90	0.36
SPDR Portfolio Long Term Corporate Bond ETF	0.07%	993.30	0.35	1,024.90	0.36
SPDR Portfolio Long Term Treasury ETF	0.06%	1,011.70	0.30	1,024.90	0.31
SPDR Portfolio Short Term Corporate Bond ETF	0.07%	1,014.30	0.36	1,024.90	0.36
SPDR Portfolio Short Term Treasury ETF	0.06%	1,014.80	0.30	1,024.90	0.31
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
80

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
ssga.com | spdrs.com
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC
(Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
SPDRPORTFISAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Crossover Corporate Bond ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Notes 2.75% 2/15/2028	1.8%
Treasury Notes 2.25% 11/15/2025	1.8
Treasury Notes 2.00% 11/30/2022	1.8
Treasury Notes 2.88% 8/15/2028	1.8
Treasury Notes 2.75% 11/15/2023	1.7
TOTAL	8.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Apple, Inc. 2.70% 5/13/2022	1.0%
JPMorgan Chase & Co. 2.40% 6/7/2021	0.9
Goldman Sachs Group, Inc. 3.00% 4/26/2022	0.9
Microsoft Corp. 2.65% 11/3/2022	0.7
PepsiCo, Inc. 2.00% 4/15/2021	0.7
TOTAL	4.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
Sector Breakdown as of December 31, 2018

% of Total Investments
Financial	32.3%
Consumer, Non-cyclical	17.8
Communications	9.6
Energy	8.8
Industrial	8.3
Utilities	7.3
Technology	6.6
Consumer, Cyclical	6.3
Basic Materials	2.5
Short-Term Investments	0.5
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Federal National Mortgage Association TBA 3.50% 1/1/2049	1.5%
Government National Mortgage Association TBA 3.50% 1/1/2049	1.5
Federal National Mortgage Association TBA 4.00% 1/1/2049	1.3
Federal Home Loan Mortgage Corp. TBA 3.50% 1/1/2049	1.1
Government National Mortgage Association TBA 4.00% 1/1/2049	1.1
TOTAL	6.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of December 31, 2018

Description	% of Total Investments
Federal National Mortgage Association	38.1%
Government National Mortgage Association	25.8
Federal Home Loan Mortgage Corp.	23.4
TOTAL	87.3%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 9/20/2021	2.0%
Government of Japan 5 Year Bond 0.10% 12/20/2020	2.0
Government of Japan 5 Year Bond 0.10% 3/20/2021	1.9
Government of Japan 10 Year Bond 1.10% 9/20/2021	1.8
Korea Treasury Bond 2.00% 3/10/2021	1.8
TOTAL	9.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Foreign Government Obligations	93.9%
Other Assets in Excess of Liabilities	6.1
TOTAL	100.0%
Top Ten Countries as of December 31, 2018

Description	% of Total Investments
Japan	20.8%
Italy	6.4
France	6.0
Germany	4.9
South Korea	4.9
Spain	4.9
United Kingdom	4.8
Canada	4.7
Australia	4.5
Netherlands	4.4
TOTAL	66.3%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Deutsche Bank AG 1.13% 3/17/2025	0.7%
Sanofi 0.50% 1/13/2027	0.6
Sanofi 1.75% 9/10/2026	0.6
Panasonic Corp. 0.47% 9/18/2026	0.5
Cooperatieve Rabobank UA 4.13% 1/14/2020	0.5
TOTAL	2.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.9
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2018

Description	% of Total Investments
United States	25.9%
France	16.4
United Kingdom	11.7
Germany	10.3
Netherlands	10.2
Spain	5.5
Italy	4.5
Switzerland	3.6
Belgium	2.6
Sweden	2.2
TOTAL	92.9%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Morgan Stanley 3.41% 2/14/2020	0.8%
Nederlandse Waterschapsbank NV 2.62% 8/9/2019	0.7
Inter-American Development Bank 2.39% 10/9/2020	0.7
Morgan Stanley 3.65% 1/20/2022	0.7
Kommunalbanken A/S 2.82% 3/12/2021	0.6
TOTAL	3.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	84.8%
Foreign Government Obligations	14.3
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
Sector Breakdown as of December 31, 2018

% of Total Investments
Financial	57.6%
Government	12.5
Consumer, Cyclical	8.7
Consumer, Non-cyclical	5.8
Industrial	3.6
Communications	3.4
Technology	3.3
Energy	2.2
Utilities	1.5
Basic Materials	0.3
Short-Term Investments	1.1
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
6

SPDR ICE BofAML Crossover Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Verizon Communications, Inc. 4.33% 9/21/2028	0.6%
Ally Financial, Inc. 5.75% 11/20/2025	0.5
HCA, Inc. 5.88% 5/1/2023	0.4
Royal Bank of Scotland Group PLC 6.13% 12/15/2022	0.4
Bausch Health Cos., Inc. 6.50% 3/15/2022	0.4
TOTAL	2.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Corporate Bonds & Notes	98.4%
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
Sector Breakdown as of December 31, 2018

% of Total Investments
Financial	17.1%
Consumer, Non-cyclical	16.6
Communications	14.7
Energy	12.4
Consumer, Cyclical	11.1
Industrial	8.6
Basic Materials	6.7
Technology	5.4
Utilities	5.0
Short-Term Investments	2.4
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
7

SPDR Dorsey Wright Fixed Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	25.5%
SPDR Portfolio Intermediate Term Corporate Bond ETF	25.5
SPDR Bloomberg Barclays High Yield Bond ETF	24.5
SPDR Blackstone / GSO Senior Loan ETF	24.4
TOTAL	99.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Class Breakdown as of December 31, 2018

% of Net Assets
Domestic Fixed Income	99.9%
Short Term Investments	32.5
Liabilities in Excess of Other Assets	(32.4)
TOTAL	100.0%
(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 7/1/2020	2.6%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2023	1.6
Thailand Government Bond 3.40% 6/17/2036	1.2
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2022	1.1
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2020	1.1
TOTAL	7.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Foreign Government Obligations	97.7%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	2.1
TOTAL	100.0%
Top Ten Countries as of December 31, 2018

Description	% of Total Investments
Brazil	12.7%
South Korea	12.7
Malaysia	8.0
Indonesia	7.6
Thailand	7.5
Poland	4.7
Mexico	4.6
South Africa	4.5
Russia	4.5
Israel	4.3
TOTAL	71.1%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
9

SPDR Nuveen S&P High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
California, Golden State Tobacco Securitization Corp., CA, Revenue 5.25% 6/1/2047	1.1%
Tobacco Settlement Financing Corp., VA, Revenue 5.00% 6/1/2047	0.9
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.88% 6/1/2047	0.7
New York State, Liberty Development Corp. Revenue 5.00% 11/15/2044	0.7
Public Finance Authority Revenue 7.00% 12/1/2050	0.6
TOTAL	4.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Municipal Bonds & Notes	97.6%
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
Top Ten States as of December 31, 2018

% of Total Investments
Illinois	11.7%
California	11.4
Florida	6.6
New Jersey	6.5
New York	6.2
Puerto Rico	5.7
Texas	5.2
Ohio	5.1
Pennsylvania	3.8
Wisconsin	3.7
TOTAL	65.9%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
5.25%, 11/15/2028	$ 2,018,300	$ 2,458,518
5.50%, 8/15/2028	1,248,800	1,542,803
6.00%, 2/15/2026	1,110,000	1,353,902
6.13%, 11/15/2027	1,848,400	2,348,543
6.25%, 8/15/2023	994,400	1,155,262
6.38%, 8/15/2027	439,900	565,086
6.50%, 11/15/2026	777,800	991,064
6.63%, 2/15/2027	695,700	897,991
6.75%, 8/15/2026	707,500	909,472
6.88%, 8/15/2025	592,800	746,588
7.13%, 2/15/2023	657,700	775,500
7.25%, 8/15/2022	1,107,700	1,288,610
7.50%, 11/15/2024	1,330,300	1,686,659
7.63%, 11/15/2022	100,400	119,219
7.63%, 2/15/2025	1,613,000	2,071,343
Treasury Notes:
1.25%, 7/31/2023	4,430,500	4,191,002
1.38%, 6/30/2023	3,970,000	3,780,270
1.38%, 8/31/2023	4,235,100	4,026,562
1.38%, 9/30/2023	2,297,200	2,181,225
1.50%, 1/31/2022	4,166,500	4,048,204
1.50%, 2/28/2023	4,203,600	4,038,954
1.50%, 3/31/2023	4,977,100	4,778,367
1.50%, 8/15/2026	9,016,700	8,319,003
1.63%, 8/15/2022	3,424,400	3,322,658
1.63%, 8/31/2022	5,210,900	5,055,219
1.63%, 11/15/2022	5,498,100	5,323,222
1.63%, 4/30/2023	4,353,300	4,198,449
1.63%, 5/31/2023	4,101,600	3,951,964
1.63%, 10/31/2023	5,020,400	4,818,771
1.63%, 2/15/2026	9,960,900	9,325,893
1.63%, 5/15/2026	10,084,100	9,418,147
1.75%, 2/28/2022	4,445,800	4,349,101
1.75%, 3/31/2022	4,832,600	4,725,289
1.75%, 4/30/2022	4,579,800	4,474,160
1.75%, 5/15/2022	3,954,900	3,862,114
1.75%, 5/31/2022	5,475,200	5,345,534
1.75%, 6/30/2022	5,074,100	4,951,524
1.75%, 9/30/2022	4,743,800	4,618,998
1.75%, 1/31/2023	4,393,600	4,266,986
1.75%, 5/15/2023	8,096,300	7,846,117
1.88%, 1/31/2022	5,777,800	5,675,171
1.88%, 2/28/2022	5,492,000	5,392,618
1.88%, 3/31/2022	5,486,000	5,383,912
1.88%, 4/30/2022	3,432,500	3,367,063
1.88%, 5/31/2022	4,468,300	4,380,645
1.88%, 7/31/2022	5,767,700	5,648,939
1.88%, 8/31/2022	4,596,400	4,498,420
1.88%, 9/30/2022	5,231,300	5,118,140
1.88%, 10/31/2022	4,775,000	4,669,036
1.88%, 8/31/2024	2,836,000	2,737,778
2.00%, 2/15/2022	1,966,600	1,939,017
Security Description	Principal Amount	Value
2.00%, 7/31/2022	$ 2,229,800	$ 2,193,201
2.00%, 10/31/2022	5,393,600	5,298,495
2.00%, 11/30/2022	11,075,700	10,875,910
2.00%, 2/15/2023	8,276,400	8,116,533
2.00%, 4/30/2024	4,212,900	4,102,601
2.00%, 5/31/2024	4,363,900	4,246,858
2.00%, 6/30/2024	4,253,600	4,136,928
2.00%, 2/15/2025	10,546,300	10,203,688
2.00%, 8/15/2025	10,208,400	9,843,256
2.00%, 11/15/2026	10,879,300	10,386,383
2.13%, 6/30/2022	4,862,700	4,805,181
2.13%, 12/31/2022	10,289,100	10,145,351
2.13%, 11/30/2023	6,133,500	6,023,753
2.13%, 2/29/2024	4,135,700	4,057,578
2.13%, 3/31/2024	4,208,200	4,125,949
2.13%, 7/31/2024	5,159,100	5,047,763
2.13%, 9/30/2024	4,131,800	4,038,517
2.13%, 11/30/2024	4,191,000	4,091,709
2.13%, 5/15/2025	10,401,700	10,123,664
2.25%, 12/31/2023	4,205,700	4,153,107
2.25%, 1/31/2024	4,315,900	4,260,653
2.25%, 10/31/2024	4,588,400	4,512,742
2.25%, 11/15/2024	10,455,600	10,278,271
2.25%, 12/31/2024	2,669,500	2,623,130
2.25%, 11/15/2025	11,236,500	10,990,347
2.25%, 2/15/2027	10,474,000	10,172,468
2.25%, 8/15/2027	10,365,900	10,032,544
2.25%, 11/15/2027	10,111,900	9,768,369
2.38%, 1/31/2023	5,263,300	5,239,711
2.38%, 8/15/2024	10,218,600	10,126,829
2.38%, 5/15/2027	10,585,900	10,365,127
2.50%, 3/31/2023	5,711,600	5,713,087
2.50%, 8/15/2023	6,407,100	6,406,302
2.50%, 5/15/2024	9,933,100	9,916,345
2.50%, 1/31/2025	4,339,200	4,322,957
2.63%, 2/28/2023	5,609,500	5,638,899
2.63%, 6/30/2023	5,493,600	5,523,614
2.63%, 12/31/2023	4,770,000	4,795,539
2.63%, 3/31/2025	2,970,600	2,979,563
2.63%, 12/31/2025	5,000,000	5,011,595
2.75%, 4/30/2023	5,829,300	5,890,481
2.75%, 5/31/2023	6,276,700	6,346,369
2.75%, 7/31/2023	6,504,800	6,575,412
2.75%, 8/31/2023	6,003,100	6,070,895
2.75%, 11/15/2023	10,277,400	10,391,435
2.75%, 2/15/2024	9,558,400	9,662,313
2.75%, 2/28/2025	4,291,300	4,335,444
2.75%, 6/30/2025	4,745,700	4,793,931
2.75%, 8/31/2025	4,745,700	4,792,572
2.75%, 2/15/2028	10,945,500	11,002,575
2.88%, 9/30/2023	7,335,300	7,455,553
2.88%, 10/31/2023	6,307,300	6,413,076
2.88%, 11/30/2023	6,068,800	6,175,415
2.88%, 4/30/2025	4,688,600	4,770,350
2.88%, 5/31/2025	5,026,200	5,113,421

See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 7/31/2025	$ 2,491,800	$ 2,535,716
2.88%, 11/30/2025	4,555,000	4,637,001
2.88%, 5/15/2028	9,301,900	9,444,908
2.88%, 8/15/2028	10,512,200	10,674,856
3.00%, 9/30/2025	4,305,000	4,415,875
3.00%, 10/31/2025	5,045,800	5,176,689
3.13%, 11/15/2028	7,541,300	7,822,992
TOTAL U.S. TREASURY OBLIGATIONS (Cost $605,257,522)		602,130,828
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (a) (b) (Cost $710,097)	710,097	710,097
TOTAL INVESTMENTS — 99.5% (Cost $605,967,619)		602,840,925
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,843,316
NET ASSETS — 100.0%		$ 605,684,241

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$602,130,828	$—	$602,130,828
Short-Term Investment	710,097	—	—	710,097
TOTAL INVESTMENTS	$710,097	$602,130,828	$—	$602,840,925
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	172,553	$172,553	$ 9,723,682	$ 9,186,138	$—	$—	710,097	$710,097	$ 9,763	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	26,074,535	26,074,535	—	—	—	—	1,082	—
Total		$172,553	$35,798,217	$35,260,673	$—	$—		$710,097	$10,845	$—
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$ 11,000	$ 11,116
4.20%, 4/15/2024	13,000	12,827
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.63%, 5/1/2022	25,000	24,664
6.25%, 7/15/2019	11,000	11,176
WPP Finance 2010:
3.63%, 9/7/2022	19,000	18,470
3.75%, 9/19/2024	50,000	46,612
		124,865
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.80%, 3/1/2027	38,000	36,041
3.85%, 11/1/2048	5,000	4,764
5.88%, 2/15/2040	4,000	4,899
General Dynamics Corp. 2.25%, 11/15/2022	22,000	21,331
Harris Corp. 5.05%, 4/27/2045	38,000	38,675
L3 Technologies, Inc.:
3.85%, 6/15/2023	8,000	8,010
3.85%, 12/15/2026	19,000	18,376
Lockheed Martin Corp.:
3.80%, 3/1/2045	25,000	22,898
4.07%, 12/15/2042	8,000	7,644
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	109,079
3.20%, 2/1/2027	115,000	107,857
Raytheon Co.:
3.13%, 10/15/2020	11,000	11,028
4.88%, 10/15/2040	4,000	4,408
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	99,686
United Technologies Corp.:
2.65%, 11/1/2026	50,000	44,954
3.10%, 6/1/2022	4,000	3,901
4.15%, 5/15/2045	118,000	105,586
4.50%, 4/15/2020	61,000	61,911
5.70%, 4/15/2040	8,000	8,748
6.13%, 7/15/2038	80,000	90,603
		810,399
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020	19,000	18,825
4.00%, 1/31/2024 (a)	78,000	76,650
4.50%, 5/2/2043	5,000	4,161
5.38%, 1/31/2044	16,000	14,919
9.25%, 8/6/2019	5,000	5,176
Archer-Daniels-Midland Co.:
Security Description	Principal Amount	Value
2.50%, 8/11/2026 (a)	$ 38,000	$ 34,685
4.02%, 4/16/2043	19,000	17,928
BAT Capital Corp. 3.56%, 8/15/2027	60,000	53,180
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	22,000	19,559
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	37,085
2.90%, 11/15/2021	38,000	37,473
3.88%, 8/21/2042	3,000	2,570
4.25%, 11/10/2044	25,000	22,724
Reynolds American, Inc.:
4.45%, 6/12/2025	120,000	115,421
5.85%, 8/15/2045	9,000	8,301
		468,657
AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	11,329	11,535
American Airlines 2015-1 Pass Through Trust, Class A Series A, 3.38%, 11/1/2028	14,078	13,381
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	18,711	18,661
Delta Air Lines, Inc. 2.60%, 12/4/2020	100,000	97,992
		141,569
APPAREL — 0.0% (b)
VF Corp. 6.45%, 11/1/2037	5,000	6,139
AUTO MANUFACTURERS — 2.0%
American Honda Finance Corp. Series GMTN, 2.65%, 2/12/2021	29,000	28,705
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	28,494
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	300,000	290,358
General Motors Co.:
4.88%, 10/2/2023	50,000	50,157
5.00%, 10/1/2028	25,000	23,715
5.40%, 4/1/2048	50,000	43,850
6.60%, 4/1/2036	100,000	96,689
General Motors Financial Co., Inc.:
3.50%, 11/7/2024	50,000	45,760
3.70%, 11/24/2020	11,000	10,933
4.00%, 1/15/2025	10,000	9,343
4.20%, 11/6/2021	15,000	15,001
4.35%, 4/9/2025	20,000	19,029
PACCAR Financial Corp. 3.15%, 8/9/2021	25,000	24,982
Toyota Motor Credit Corp.:
Series GMTN, 2.70%, 1/11/2023	25,000	24,304

See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.45%, 9/20/2023	$ 100,000	$ 100,219
Series MTN, 2.15%, 3/12/2020	25,000	24,725
		836,264
AUTO PARTS & EQUIPMENT — 0.3%
Aptiv PLC 4.25%, 1/15/2026	38,000	36,969
BorgWarner, Inc.:
4.38%, 3/15/2045	19,000	17,235
4.63%, 9/15/2020	19,000	19,314
Lear Corp. 5.38%, 3/15/2024	38,000	38,730
Magna International, Inc. 4.15%, 10/1/2025	38,000	38,595
		150,843
BANKS — 22.3%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.25%, 11/9/2020	50,000	49,131
Series MTN, 2.63%, 11/9/2022	50,000	48,495
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	50,000	49,361
Banco Santander SA 3.50%, 4/11/2022	75,000	73,482
Bank of America Corp.:
7.75%, 5/14/2038	200,000	257,702
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	32,000	31,030
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	50,000	44,507
Series MTN, 2.15%, 11/9/2020	100,000	98,073
Series MTN, 2.50%, 10/21/2022	100,000	95,993
Series MTN, 4.00%, 4/1/2024	11,000	11,065
Series MTN, 5.00%, 1/21/2044	16,000	16,542
Series MTN, 5.88%, 2/7/2042	100,000	115,622
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	200,000	199,932
Bank of New York Mellon Corp.:
Series MTN, 2.45%, 8/17/2026	100,000	91,572
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	110,000	107,106
Bank One Corp. 7.63%, 10/15/2026	100,000	120,246
Barclays PLC:
3.25%, 1/12/2021	200,000	196,342
3.65%, 3/16/2025	8,000	7,436
BB&T Corp.:
Series MTN, 2.75%, 4/1/2022	10,000	9,815
Series MTN, 3.75%, 12/6/2023	100,000	100,883
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	11,000	11,362
Branch Banking & Trust Co. Series BKNT, 1.45%, 5/10/2019	19,000	18,902
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce Series BKNT, 3.50%, 9/13/2023	$ 25,000	$ 25,062
Capital One Financial Corp.:
3.20%, 2/5/2025	100,000	93,398
3.45%, 4/30/2021	100,000	99,752
4.75%, 7/15/2021	3,000	3,075
Citigroup, Inc.:
2.75%, 4/25/2022	180,000	174,784
4.50%, 1/14/2022	19,000	19,433
4.60%, 3/9/2026	100,000	98,607
8.13%, 7/15/2039	100,000	138,751
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	100,000	100,087
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	190,000	177,238
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 3/2/2020	40,000	39,542
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	57,000	56,491
Compass Bank Series BKNT, 2.88%, 6/29/2022	65,000	62,269
Cooperatieve Rabobank UA Series MTN, 2.25%, 1/14/2020	250,000	248,017
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	3,000	3,049
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	38,000	37,491
Deutsche Bank AG:
3.15%, 1/22/2021	100,000	96,518
3.70%, 5/30/2024	100,000	90,747
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	18,511
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	390,000	379,185
3.50%, 11/16/2026	100,000	92,742
3.63%, 1/22/2023	3,000	2,952
5.25%, 7/27/2021	8,000	8,298
6.45%, 5/1/2036	100,000	110,132
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	200,000	184,640
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034 (a)	200,000	223,664
HSBC Holdings PLC:
3.90%, 5/25/2026	50,000	47,912
4.00%, 3/30/2022	11,000	11,123
4.88%, 1/14/2022	200,000	206,824
HSBC USA, Inc. 2.35%, 3/5/2020	50,000	49,510
Huntington National Bank Series BKNT, 2.88%, 8/20/2020	38,000	37,741
ING Groep NV:
3.15%, 3/29/2022	50,000	49,118
3.95%, 3/29/2027	30,000	28,694

See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Intesa Sanpaolo SpA 5.25%, 1/12/2024	$ 72,000	$ 70,703
JPMorgan Chase & Co.:
2.40%, 6/7/2021	400,000	391,380
3.20%, 1/25/2023	3,000	2,957
3.63%, 12/1/2027	100,000	93,268
4.50%, 1/24/2022	19,000	19,571
4.95%, 3/25/2020	100,000	102,128
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	128,000	121,870
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	150,000	133,042
KeyCorp. Series MTN, 4.15%, 10/29/2025	65,000	65,952
Lloyds Bank PLC:
2.70%, 8/17/2020	200,000	197,484
6.38%, 1/21/2021	22,000	23,214
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	74,548
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	30,000	29,596
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	210,000	194,002
2.95%, 3/1/2021	22,000	21,790
3.46%, 3/2/2023	25,000	24,879
Morgan Stanley:
5.00%, 11/24/2025	150,000	152,559
6.38%, 7/24/2042	8,000	9,774
Series GMTN, 3.88%, 1/27/2026	270,000	262,705
Series MTN, 3.13%, 7/27/2026	200,000	184,352
Series MTN, 6.25%, 8/9/2026	8,000	8,862
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	10,997
National Australia Bank, Ltd.:
Series BKNT, 2.50%, 7/12/2026	250,000	228,140
Series BKNT, 2.63%, 7/23/2020	25,000	24,727
Series GMTN, 2.50%, 5/22/2022	25,000	24,246
National Bank of Canada 2.15%, 6/12/2020	75,000	73,909
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	24,302
3.38%, 8/23/2021	21,000	21,176
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	243,750
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	25,000	24,945
3.90%, 4/29/2024	10,000	9,914
Regions Financial Corp. 2.75%, 8/14/2022	50,000	48,280
Royal Bank of Canada Series GMTN, 3.70%, 10/5/2023	100,000	100,394
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	38,342
4.80%, 4/5/2026	25,000	24,377
5.13%, 5/28/2024	5,000	4,852
Security Description	Principal Amount	Value
6.00%, 12/19/2023	$ 5,000	$ 5,060
6.10%, 6/10/2023	5,000	5,078
6.13%, 12/15/2022	10,000	10,167
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	25,000	23,980
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	50,000	49,362
3.70%, 3/28/2022	38,000	37,318
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	25,000	23,657
Santander UK PLC 2.38%, 3/16/2020	50,000	49,398
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	73,931
Sumitomo Mitsui Banking Corp. 2.51%, 1/17/2020	250,000	248,150
Sumitomo Mitsui Financial Group, Inc.:
2.63%, 7/14/2026	38,000	34,812
4.31%, 10/16/2028 (a)	25,000	25,741
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	25,000	24,051
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	20,000	20,012
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	25,000	24,592
Toronto-Dominion Bank Series GMTN, 3.15%, 9/17/2020	100,000	100,268
US Bancorp:
Series MTN, 3.60%, 9/11/2024	100,000	99,545
Series MTN, 3.95%, 11/17/2025	50,000	51,189
Wells Fargo & Co.:
3.00%, 10/23/2026	125,000	115,714
Series MTN, 3.55%, 9/29/2025	100,000	96,788
Series MTN, 4.65%, 11/4/2044	106,000	100,153
Wells Fargo Bank NA Series BKNT, 3.63%, 10/22/2021	250,000	251,450
Westpac Banking Corp.:
2.60%, 11/23/2020	25,000	24,713
2.85%, 5/13/2026	160,000	149,366
		9,501,438
BEVERAGES — 3.0%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	100,000	98,293
4.63%, 2/1/2044	200,000	178,062
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	6,245
4.00%, 4/13/2028 (a)	55,000	52,612
4.44%, 10/6/2048	9,000	7,765
4.60%, 4/15/2048	125,000	111,860
8.00%, 11/15/2039	3,000	3,802
Coca-Cola Co.:

See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.55%, 9/1/2021	$ 50,000	$ 48,577
2.25%, 9/1/2026	125,000	114,349
2.88%, 10/27/2025	40,000	38,619
Coca-Cola European Partners PLC 3.50%, 9/15/2020	19,000	18,973
Constellation Brands, Inc.:
4.50%, 5/9/2047	50,000	44,799
4.65%, 11/15/2028	15,000	15,027
Diageo Capital PLC 2.63%, 4/29/2023	11,000	10,652
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	37,568
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021 (d)	100,000	99,864
7.45%, 5/1/2038	6,000	7,338
Molson Coors Brewing Co.:
2.25%, 3/15/2020	50,000	49,269
4.20%, 7/15/2046	25,000	20,775
PepsiCo, Inc.:
2.00%, 4/15/2021	300,000	294,201
3.13%, 11/1/2020 (a)	11,000	11,047
3.60%, 3/1/2024	8,000	8,119
4.60%, 7/17/2045	8,000	8,561
		1,286,377
BIOTECHNOLOGY — 1.2%
Amgen, Inc. 4.10%, 6/15/2021	100,000	101,830
Biogen, Inc.:
3.63%, 9/15/2022	19,000	19,020
5.20%, 9/15/2045	3,000	3,075
Celgene Corp.:
2.88%, 8/15/2020	8,000	7,941
3.55%, 8/15/2022	50,000	49,433
3.63%, 5/15/2024	82,000	80,005
4.63%, 5/15/2044	38,000	33,559
Gilead Sciences, Inc.:
4.50%, 2/1/2045	16,000	15,395
5.65%, 12/1/2041	200,000	221,694
		531,952
BUILDING MATERIALS — 0.3%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	15,000	14,901
Johnson Controls International PLC:
4.63%, 7/2/2044 (e)	11,000	10,333
3.63%, 7/2/2024 (e)	8,000	7,873
Masco Corp. 4.38%, 4/1/2026	76,000	75,545
		108,652
CHEMICALS — 1.1%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,085
Security Description	Principal Amount	Value
Dow Chemical Co. 4.25%, 11/15/2020	$ 110,000	$ 111,520
DowDuPont, Inc.:
4.73%, 11/15/2028	15,000	15,537
5.42%, 11/15/2048	10,000	10,414
Eastman Chemical Co. 3.60%, 8/15/2022	50,000	49,957
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	14,922
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	21,944
5.25%, 7/15/2043	105,000	100,914
Methanex Corp. 4.25%, 12/1/2024	19,000	18,292
Mosaic Co. 4.88%, 11/15/2041	5,000	4,618
PPG Industries, Inc. 3.60%, 11/15/2020	19,000	19,169
Praxair, Inc. 2.65%, 2/5/2025	19,000	17,989
RPM International, Inc. 3.45%, 11/15/2022	11,000	10,824
Westlake Chemical Corp.:
3.60%, 8/15/2026 (a)	25,000	22,985
5.00%, 8/15/2046	25,000	22,849
		453,019
COMMERCIAL SERVICES — 0.6%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,251
Ecolab, Inc.:
3.25%, 12/1/2027	35,000	33,636
4.35%, 12/8/2021	9,000	9,256
5.50%, 12/8/2041	3,000	3,434
Equifax, Inc. 3.30%, 12/15/2022	22,000	21,387
Moody's Corp.:
4.88%, 12/17/2048	25,000	25,734
5.50%, 9/1/2020	11,000	11,387
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	29,688
S&P Global, Inc. 4.40%, 2/15/2026	11,000	11,335
Total System Services, Inc. 4.00%, 6/1/2023	50,000	49,920
Verisk Analytics, Inc. 4.00%, 6/15/2025	16,000	16,034
		250,062
COMPUTERS — 2.4%
Apple, Inc.:
2.70%, 5/13/2022	430,000	425,429
3.00%, 6/20/2027	90,000	85,547
3.85%, 5/4/2043	200,000	189,994

See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	$ 100,000	$ 97,468
HP, Inc. 3.75%, 12/1/2020	3,000	3,028
International Business Machines Corp.:
1.63%, 5/15/2020	200,000	196,148
6.22%, 8/1/2027	11,000	12,628
		1,010,242
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	21,297
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	19,000	17,542
6.00%, 5/15/2037	11,000	13,429
Procter & Gamble Co.:
2.30%, 2/6/2022	38,000	37,384
2.45%, 11/3/2026	52,000	48,668
Unilever Capital Corp. 5.90%, 11/15/2032	38,000	46,430
		184,750
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	19,539
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 7/1/2022	150,000	150,045
Air Lease Corp.:
3.00%, 9/15/2023	43,000	40,400
3.38%, 1/15/2019	11,000	10,999
3.50%, 1/15/2022	15,000	14,798
3.88%, 4/1/2021	5,000	5,002
Aircastle, Ltd. 4.40%, 9/25/2023	25,000	24,591
American Express Co.:
3.40%, 2/27/2023	25,000	24,820
4.20%, 11/6/2025	70,000	71,384
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	13,000	12,861
Series MTN, 2.20%, 3/3/2020	25,000	24,733
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	18,630
4.00%, 10/15/2023	27,000	27,681
5.30%, 3/15/2020	36,000	36,920
7.30%, 6/28/2019	5,000	5,098
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	36,938
3.50%, 3/18/2024	19,000	19,210
Series 2, 5.00%, 12/10/2019	38,000	38,683
Security Description	Principal Amount	Value
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	$ 22,000	$ 21,601
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	37,545
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	10,976
3.55%, 2/1/2024	15,000	15,048
4.45%, 7/22/2020	27,000	27,569
CME Group, Inc.:
3.00%, 3/15/2025	40,000	38,920
5.30%, 9/15/2043	11,000	12,721
GE Capital International Funding Co. 2.34%, 11/15/2020	200,000	192,938
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	15,000	15,164
5.25%, 6/1/2025	5,000	4,980
5.38%, 11/1/2023	5,000	5,071
5.38%, 4/15/2026	10,000	9,799
5.75%, 6/1/2028	5,000	4,971
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	19,000	19,471
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,214
6.50%, 1/20/2043	3,000	2,935
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	42,862
4.85%, 1/15/2027	25,000	23,760
Lazard Group LLC 4.50%, 9/19/2028	15,000	14,926
Legg Mason, Inc. 5.63%, 1/15/2044	8,000	7,887
Mastercard, Inc. 2.00%, 4/1/2019	19,000	18,957
Nasdaq, Inc. 3.85%, 6/30/2026	3,000	2,899
National Rural Utilities Cooperative Finance Corp. 3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	99,000	93,764
Nomura Holdings, Inc. 6.70%, 3/4/2020	30,000	31,166
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,251
3.25%, 12/4/2024	50,000	48,252
3.70%, 7/18/2027	25,000	24,051
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	35,839
4.95%, 7/15/2046	50,000	48,330
Synchrony Financial 4.25%, 8/15/2024	19,000	17,430
TD Ameritrade Holding Corp. 3.75%, 4/1/2024	25,000	25,348
Visa, Inc.:
2.20%, 12/14/2020	100,000	98,815

See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 12/14/2022	$ 38,000	$ 37,558
		1,591,811
ELECTRIC — 6.8%
AEP Transmission Co. LLC 4.25%, 9/15/2048	20,000	20,038
Alabama Power Co.:
4.15%, 8/15/2044	3,000	2,924
Series A, 4.30%, 7/15/2048	100,000	100,377
Ameren Corp. 3.65%, 2/15/2026	50,000	49,186
Ameren Illinois Co. 4.30%, 7/1/2044	16,000	16,002
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	15,000	15,126
Arizona Public Service Co. 4.50%, 4/1/2042	150,000	151,672
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	25,676
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	25,000	24,795
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	18,804
5.95%, 5/15/2037	22,000	25,676
6.13%, 4/1/2036	8,000	9,542
Black Hills Corp. 4.35%, 5/1/2033	10,000	10,018
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,894
4.50%, 4/1/2044	41,000	43,148
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	23,808
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	12,344
Commonwealth Edison Co. 3.70%, 8/15/2028	10,000	10,097
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	19,000	18,806
5.70%, 6/15/2040	205,000	237,841
Consumers Energy Co. 4.35%, 4/15/2049	25,000	25,943
Dominion Energy, Inc.:
2.58%, 7/1/2020	100,000	98,496
4.70%, 12/1/2044	100,000	99,662
DTE Electric Co.:
3.70%, 3/15/2045	11,000	10,224
Series A, 6.63%, 6/1/2036	19,000	23,939
DTE Energy Co. 2.85%, 10/1/2026	25,000	23,008
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	20,000	20,473
6.05%, 4/15/2038	25,000	30,427
6.10%, 6/1/2037	5,000	6,025
Duke Energy Corp. 3.75%, 4/15/2024	8,000	8,013
Security Description	Principal Amount	Value
Duke Energy Indiana LLC 3.75%, 7/15/2020	$ 200,000	$ 202,198
Duke Energy Progress LLC:
3.38%, 9/1/2023	15,000	15,030
3.70%, 10/15/2046	13,000	11,826
Edison International 4.13%, 3/15/2028	50,000	47,412
Emera US Finance L.P. 3.55%, 6/15/2026	60,000	56,685
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	14,320
Exelon Corp.:
3.40%, 4/15/2026	25,000	23,693
3.50%, 6/1/2022	100,000	97,719
5.15%, 12/1/2020	11,000	11,235
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	50,000	48,434
Series C, 4.85%, 7/15/2047	25,000	24,909
Florida Power & Light Co.:
4.13%, 2/1/2042	5,000	5,031
5.95%, 2/1/2038	110,000	135,500
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,791
Indiana Michigan Power Co. 4.25%, 8/15/2048 (a)	25,000	24,686
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	49,175
4.10%, 9/26/2028	25,000	25,482
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	36,575
3.35%, 11/15/2027	50,000	47,877
Kentucky Utilities Co.:
3.25%, 11/1/2020	100,000	100,339
5.13%, 11/1/2040	5,000	5,622
Northern States Power Co. 4.85%, 8/15/2040	8,000	8,715
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	8,193
Oglethorpe Power Corp. 5.05%, 10/1/2048 (d)	15,000	15,266
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	11,000	11,436
5.25%, 5/15/2041	5,000	5,505
Oncor Electric Delivery Co. LLC 3.70%, 11/15/2028 (d)	25,000	25,100
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	3,000	2,670
3.95%, 12/1/2047 (a)	130,000	98,372
4.75%, 2/15/2044	13,000	10,726
PECO Energy Co.:
3.90%, 3/1/2048	15,000	14,303
4.15%, 10/1/2044	11,000	10,883
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	18,975
PPL Electric Utilities Corp. 4.13%, 6/15/2044	8,000	7,907

See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Progress Energy, Inc. 4.40%, 1/15/2021	$ 11,000	$ 11,209
Public Service Co. of Colorado 4.30%, 3/15/2044	16,000	16,199
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	8,000	7,947
Series MTN, 3.25%, 9/1/2023	25,000	25,120
Series MTN, 5.50%, 3/1/2040	10,000	11,780
Puget Energy, Inc. 3.65%, 5/15/2025	25,000	24,288
Sempra Energy:
2.40%, 3/15/2020	16,000	15,808
3.25%, 6/15/2027	50,000	45,895
3.80%, 2/1/2038	30,000	25,825
6.00%, 10/15/2039	5,000	5,550
South Carolina Electric & Gas Co.:
4.25%, 8/15/2028 (a)	5,000	5,182
4.60%, 6/15/2043	19,000	19,314
6.05%, 1/15/2038	11,000	12,952
Southern California Edison Co.:
4.00%, 4/1/2047	38,000	34,888
4.65%, 10/1/2043	3,000	2,986
Series C, 4.13%, 3/1/2048	15,000	14,165
Series E, 3.70%, 8/1/2025	15,000	14,896
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	25,000	25,042
Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	25,000	25,217
Tampa Electric Co. 2.60%, 9/15/2022	16,000	15,448
TransAlta Corp. 6.50%, 3/15/2040	19,000	17,029
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	23,563
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	18,696
4.30%, 10/15/2048	5,000	5,134
5.70%, 12/1/2036	5,000	5,893
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,113
Xcel Energy, Inc. 4.70%, 5/15/2020	11,000	11,136
		2,884,849
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,265
4.25%, 11/15/2020	11,000	11,222
5.25%, 11/15/2039	11,000	12,357
		49,844
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	11,000	10,219
5.00%, 7/15/2020	50,000	51,165
Security Description	Principal Amount	Value
Corning, Inc. 4.38%, 11/15/2057	$ 25,000	$ 20,982
Flex, Ltd. 4.75%, 6/15/2025	16,000	15,470
Fortive Corp. 3.15%, 6/15/2026	79,000	73,594
Honeywell International, Inc.:
3.81%, 11/21/2047	25,000	23,790
4.25%, 3/1/2021	11,000	11,269
Jabil, Inc. 3.95%, 1/12/2028	50,000	44,389
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	10,715
4.88%, 1/15/2021	11,000	11,325
		272,918
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp. 4.25%, 9/15/2028	25,000	24,174
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	20,703
3.38%, 11/15/2027	30,000	28,767
5.25%, 11/15/2021	4,000	4,222
Waste Management, Inc. 2.90%, 9/15/2022	76,000	74,810
		128,502
FOOD — 1.4%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	47,857
4.25%, 4/15/2021	5,000	5,075
Conagra Brands, Inc.:
4.85%, 11/1/2028	10,000	9,832
5.30%, 11/1/2038	15,000	14,207
Delhaize America LLC 9.00%, 4/15/2031	12,000	16,323
General Mills, Inc.:
3.20%, 2/10/2027	100,000	91,231
3.65%, 2/15/2024	10,000	9,911
Hershey Co. 4.13%, 12/1/2020	11,000	11,223
Ingredion, Inc. 3.20%, 10/1/2026	19,000	17,561
JM Smucker Co. 2.50%, 3/15/2020	38,000	37,613
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	17,022
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	19,000	16,954
4.00%, 6/15/2023	50,000	49,891
4.63%, 1/30/2029	25,000	24,707
5.00%, 6/4/2042	3,000	2,672
6.50%, 2/9/2040	100,000	106,036

See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc. 3.25%, 11/15/2025	$ 19,000	$ 17,896
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	50,311
Tyson Foods, Inc. 4.55%, 6/2/2047	50,000	43,976
		590,298
FOREST PRODUCTS & PAPER — 0.2%
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	22,872
4.75%, 2/15/2022	2,000	2,081
5.15%, 5/15/2046	50,000	47,143
		72,096
GAS — 0.4%
Atmos Energy Corp.:
3.00%, 6/15/2027	22,000	20,958
4.13%, 10/15/2044	50,000	48,610
4.15%, 1/15/2043	16,000	15,550
National Fuel Gas Co. 3.75%, 3/1/2023	19,000	18,536
NiSource, Inc.:
3.95%, 3/30/2048	38,000	33,352
5.65%, 2/1/2045	5,000	5,428
5.95%, 6/15/2041	5,000	5,590
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,023
Series VV, 4.30%, 1/15/2049	25,000	25,512
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,005
5.25%, 8/15/2019	11,000	11,095
		190,659
HAND & MACHINE TOOLS — 0.0% (b)
Stanley Black & Decker, Inc. 4.25%, 11/15/2028 (a)	15,000	15,414
HEALTH CARE PRODUCTS — 2.0%
Abbott Laboratories:
2.90%, 11/30/2021	100,000	99,057
4.90%, 11/30/2046	90,000	94,612
6.15%, 11/30/2037	5,000	6,066
Becton Dickinson and Co. 3.73%, 12/15/2024	8,000	7,735
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	18,804
6.00%, 1/15/2020	38,000	38,951
7.38%, 1/15/2040	3,000	4,017
Danaher Corp. 3.35%, 9/15/2025	38,000	37,439
Koninklijke Philips NV:
5.00%, 3/15/2042	3,000	3,172
6.88%, 3/11/2038 (a)	5,000	6,433
Security Description	Principal Amount	Value
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (a)	$ 105,000	$ 103,000
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	22,934
4.50%, 3/15/2042	11,000	11,340
4.63%, 3/15/2045	100,000	105,146
Stryker Corp.:
3.38%, 5/15/2024	19,000	18,757
4.10%, 4/1/2043	8,000	7,359
4.63%, 3/15/2046	80,000	80,452
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	53,000	52,597
4.70%, 5/1/2020	100,000	101,738
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	18,876
3.55%, 4/1/2025	38,000	36,291
		874,776
HEALTH CARE SERVICES — 1.8%
Aetna, Inc.:
2.80%, 6/15/2023	38,000	36,087
6.63%, 6/15/2036	66,000	77,047
Anthem, Inc.:
2.50%, 11/21/2020	100,000	98,605
3.13%, 5/15/2022	11,000	10,845
Cigna Corp.:
4.38%, 10/15/2028 (d)	10,000	10,047
4.90%, 12/15/2048 (d)	5,000	4,889
Cigna Holding Co.:
3.05%, 10/15/2027	50,000	45,558
3.88%, 10/15/2047	25,000	20,958
5.38%, 2/15/2042	25,000	26,148
Humana, Inc.:
4.80%, 3/15/2047	38,000	37,722
4.95%, 10/1/2044	11,000	11,337
8.15%, 6/15/2038	5,000	6,695
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	50,000	49,555
4.63%, 11/15/2020	8,000	8,176
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	22,000	21,056
4.70%, 4/1/2021	19,000	19,553
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	5,049
Toledo Hospital 6.02%, 11/15/2048 (a)	15,000	15,184
UnitedHealth Group, Inc.:
3.50%, 6/15/2023	25,000	25,184
3.75%, 7/15/2025	4,000	4,042
3.88%, 10/15/2020	11,000	11,135
4.25%, 3/15/2043	19,000	18,820
4.25%, 6/15/2048	190,000	189,897
4.63%, 7/15/2035	16,000	16,938
		770,527

See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co.:
3.10%, 10/1/2027	$ 19,000	$ 17,927
3.50%, 12/15/2024	8,000	7,966
3.80%, 11/15/2021	11,000	11,169
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	54,965
3.70%, 6/1/2043	3,000	2,797
		94,824
HOUSEWARES — 0.1%
Newell Brands, Inc. 4.20%, 4/1/2026 (a)	37,000	35,972
INSURANCE — 2.8%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	35,354
6.45%, 8/15/2040	4,000	4,878
Allstate Corp.:
3.15%, 6/15/2023	8,000	7,988
3.28%, 12/15/2026 (a)	38,000	37,016
4.20%, 12/15/2046	38,000	36,921
4.50%, 6/15/2043	11,000	11,204
Alterra Finance LLC 6.25%, 9/30/2020	11,000	11,461
American International Group, Inc. 3.30%, 3/1/2021	100,000	99,638
Aon PLC:
3.50%, 6/14/2024	19,000	18,599
3.88%, 12/15/2025	38,000	37,475
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048 (d)	30,000	26,491
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	50,000	49,649
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	4,866
3.35%, 5/15/2024	3,000	2,980
3.35%, 5/3/2026	10,000	9,781
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	75,932
5.75%, 8/15/2021	5,000	5,276
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	13,894
5.13%, 4/15/2022	16,000	16,783
Lincoln National Corp.:
3.80%, 3/1/2028 (a)	50,000	48,168
4.00%, 9/1/2023	3,000	3,044
6.25%, 2/15/2020	2,000	2,062
Loews Corp.:
3.75%, 4/1/2026	87,000	85,966
6.00%, 2/1/2035	5,000	5,675
Manulife Financial Corp.:
4.15%, 3/4/2026	48,000	48,453
4.90%, 9/17/2020 (a)	11,000	11,283
Marsh & McLennan Cos., Inc.:
Security Description	Principal Amount	Value
3.50%, 3/10/2025	$ 19,000	$ 18,579
4.80%, 7/15/2021	8,000	8,240
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,019
5.70%, 6/15/2035	3,000	3,401
Series D, 4.37%, 9/15/2023	120,000	124,566
Progressive Corp.:
2.45%, 1/15/2027	38,000	34,784
3.75%, 8/23/2021	11,000	11,141
4.35%, 4/25/2044	19,000	19,122
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	22,334
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	124,000	116,287
Series MTN, 4.60%, 5/15/2044	16,000	15,962
Torchmark Corp. 4.55%, 9/15/2028	25,000	25,395
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	21,075
Unum Group 4.00%, 3/15/2024	3,000	2,973
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	39,742
		1,178,457
INTERNET — 1.0%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	19,000	18,434
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	38,537
3.63%, 5/19/2021	11,000	11,221
Amazon.com, Inc.:
1.90%, 8/21/2020	50,000	49,263
2.50%, 11/29/2022	19,000	18,551
3.15%, 8/22/2027	50,000	48,237
4.95%, 12/5/2044	70,000	77,830
Baidu, Inc.:
2.88%, 7/6/2022	25,000	24,336
4.13%, 6/30/2025	25,000	24,693
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	35,752
eBay, Inc.:
2.60%, 7/15/2022	4,000	3,862
4.00%, 7/15/2042	19,000	14,220
Expedia Group, Inc.:
5.95%, 8/15/2020	8,000	8,271
3.80%, 2/15/2028	38,000	34,493
		407,700
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	25,269
IRON/STEEL — 0.4%
Nucor Corp.:
3.95%, 5/1/2028	50,000	49,490

See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 8/1/2043	$ 26,000	$ 27,670
6.40%, 12/1/2037	5,000	6,018
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,051
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	54,150
6.88%, 11/10/2039 (a)	5,000	5,777
		155,156
LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	50,000	46,141
LODGING — 0.2%
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	9,718
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	15,891
3.75%, 3/15/2025	3,000	2,886
Series R, 3.13%, 6/15/2026	50,000	45,414
		73,909
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	7,874
4.38%, 5/8/2042	3,000	3,083
Caterpillar Financial Services Corp.:
Series MTN, 3.15%, 9/7/2021	25,000	25,064
Series MTN, 3.35%, 12/7/2020	25,000	25,115
Caterpillar, Inc.:
3.40%, 5/15/2024	38,000	38,125
3.80%, 8/15/2042	50,000	46,583
3.90%, 5/27/2021	11,000	11,199
		157,043
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC 4.38%, 4/5/2022	25,000	25,135
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	23,017
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,237
7.13%, 3/1/2028	5,000	6,185
Deere & Co. 5.38%, 10/16/2029	5,000	5,720
Dover Corp. 5.38%, 3/1/2041	8,000	8,819
John Deere Capital Corp.:
2.25%, 4/17/2019	11,000	10,971
3.65%, 10/12/2023	50,000	50,589
Series MTN, 2.65%, 6/24/2024	22,000	21,114
Series MTN, 3.13%, 9/10/2021 (a)	15,000	15,009
Series MTN, 3.45%, 3/13/2025	25,000	24,940
Rockwell Automation, Inc.:
2.05%, 3/1/2020	8,000	7,902
Security Description	Principal Amount	Value
2.88%, 3/1/2025	$ 16,000	$ 15,361
Wabtec Corp. 4.70%, 9/15/2028	25,000	23,505
Xylem, Inc. 4.88%, 10/1/2021	27,000	27,840
		279,344
MEDIA — 3.4%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	100,000	98,973
4.75%, 11/15/2046	50,000	53,378
CBS Corp.:
2.90%, 1/15/2027	13,000	11,492
4.00%, 1/15/2026	70,000	67,596
7.88%, 7/30/2030	5,000	6,242
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	100,000	99,261
5.38%, 5/1/2047	88,000	79,137
Comcast Corp.:
3.15%, 3/1/2026	90,000	85,925
3.20%, 7/15/2036	110,000	94,198
3.70%, 4/15/2024	10,000	10,059
4.15%, 10/15/2028	10,000	10,150
4.20%, 8/15/2034	110,000	106,214
4.65%, 7/15/2042	11,000	11,006
4.70%, 10/15/2048	5,000	5,059
Discovery Communications LLC:
4.88%, 4/1/2043	70,000	61,528
4.90%, 3/11/2026 (a)	13,000	13,054
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	16,608
8.50%, 3/11/2032	3,000	3,742
Historic TW, Inc. 6.63%, 5/15/2029	40,000	46,804
NBCUniversal Media LLC:
4.45%, 1/15/2043	216,000	207,645
5.15%, 4/30/2020	13,000	13,343
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	41,801
Time Warner Cable LLC:
4.50%, 9/15/2042	8,000	6,358
6.55%, 5/1/2037	11,000	11,120
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,144
4.25%, 9/1/2023 (a)	16,000	15,945
5.85%, 9/1/2043	25,000	24,474
Walt Disney Co.:
2.75%, 8/16/2021	5,000	4,967
3.00%, 2/13/2026 (a)	100,000	96,590
Series E, 4.13%, 12/1/2041	11,000	10,881
Series GMTN, 4.13%, 6/1/2044	11,000	10,887
Warner Media LLC:
3.55%, 6/1/2024	3,000	2,905

See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 1/15/2026	$ 100,000	$ 95,545
4.70%, 1/15/2021	3,000	3,073
		1,451,104
METAL FABRICATE & HARDWARE — 0.0% (b)
Timken Co. 4.50%, 12/15/2028	20,000	19,672
MINING — 0.8%
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	50,066
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	46,982
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	38,000	41,512
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,530
Newmont Mining Corp.:
3.50%, 3/15/2022	11,000	10,890
4.88%, 3/15/2042	11,000	10,400
5.88%, 4/1/2035	5,000	5,377
6.25%, 10/1/2039	3,000	3,269
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	36,623
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	38,086
Southern Copper Corp.:
5.88%, 4/23/2045 (a)	10,000	10,167
6.75%, 4/16/2040	19,000	20,964
		323,866
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,768
Series MTN, 3.63%, 9/14/2028 (a)	15,000	15,250
Series MTN, 3.88%, 6/15/2044	8,000	7,907
Series MTN, 4.00%, 9/14/2048	15,000	14,889
Eaton Corp.:
2.75%, 11/2/2022	27,000	26,296
6.95%, 3/20/2019	5,000	5,040
General Electric Co.:
4.50%, 3/11/2044	8,000	6,513
Series GMTN, 3.10%, 1/9/2023	100,000	93,194
Series MTN, 4.65%, 10/17/2021	116,000	116,385
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	19,277
3.90%, 9/1/2042 (a)	19,000	18,619
4.88%, 9/15/2041	5,000	5,480
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	58,313
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	38,000	37,850
Security Description	Principal Amount	Value
Series MTN, 6.25%, 5/15/2038	$ 5,000	$ 6,110
		449,891
OIL & GAS — 4.6%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	13,000	13,617
6.45%, 9/15/2036	16,000	17,012
Apache Corp. 4.75%, 4/15/2043	16,000	13,813
BP Capital Markets America, Inc.:
3.22%, 4/14/2024	38,000	37,114
3.25%, 5/6/2022	100,000	99,360
3.79%, 2/6/2024	30,000	30,380
3.94%, 9/21/2028	50,000	50,067
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	15,520
6.50%, 2/15/2037	11,000	12,476
Cenovus Energy, Inc. 4.25%, 4/15/2027 (a)	50,000	45,530
Chevron Corp.:
2.90%, 3/3/2024	13,000	12,706
2.95%, 5/16/2026	170,000	163,701
3.19%, 6/24/2023	19,000	18,968
Cimarex Energy Co.:
3.90%, 5/15/2027 (a)	25,000	23,299
4.38%, 6/1/2024	50,000	49,665
Concho Resources, Inc.:
3.75%, 10/1/2027	38,000	35,816
4.88%, 10/1/2047	38,000	36,260
ConocoPhillips Co. 6.50%, 2/1/2039	8,000	9,900
Devon Energy Corp.:
4.75%, 5/15/2042	38,000	32,747
5.00%, 6/15/2045	45,000	39,799
EOG Resources, Inc.:
2.45%, 4/1/2020	7,000	6,924
4.40%, 6/1/2020	11,000	11,162
EQT Corp. 4.88%, 11/15/2021 (a)	19,000	19,257
Exxon Mobil Corp.:
2.71%, 3/6/2025	15,000	14,444
3.57%, 3/6/2045	25,000	23,213
Hess Corp.:
4.30%, 4/1/2027	38,000	34,835
5.60%, 2/15/2041	11,000	9,682
7.88%, 10/1/2029	5,000	5,644
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	50,950
Kerr-McGee Corp. 7.88%, 9/15/2031	16,000	19,000
Marathon Oil Corp.:
2.80%, 11/1/2022	38,000	35,651
3.85%, 6/1/2025	20,000	18,752
4.40%, 7/15/2027	100,000	94,829
Marathon Petroleum Corp.:
3.40%, 12/15/2020	6,000	5,995

See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 9/15/2044	$ 25,000	$ 22,008
5.13%, 3/1/2021	11,000	11,312
Noble Energy, Inc. 3.85%, 1/15/2028 (a)	50,000	45,429
Occidental Petroleum Corp.:
4.20%, 3/15/2048 (a)	100,000	95,495
Series 1, 4.10%, 2/1/2021	100,000	101,655
Phillips 66:
4.65%, 11/15/2034	100,000	97,497
4.88%, 11/15/2044	22,000	21,450
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	25,268
Shell International Finance B.V.:
2.38%, 8/21/2022 (a)	100,000	97,157
2.88%, 5/10/2026 (a)	100,000	95,715
4.00%, 5/10/2046	138,000	133,663
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	24,466
4.00%, 11/15/2047	35,000	31,034
Total Capital International SA 2.88%, 2/17/2022	13,000	12,869
Total Capital SA 4.25%, 12/15/2021	5,000	5,151
Valero Energy Corp.:
4.35%, 6/1/2028	20,000	19,499
4.90%, 3/15/2045	16,000	14,948
6.63%, 6/15/2037	5,000	5,511
		1,968,215
OIL & GAS SERVICES — 0.4%
Halliburton Co.:
4.50%, 11/15/2041	5,000	4,564
5.00%, 11/15/2045	100,000	98,131
6.70%, 9/15/2038	5,000	5,888
National Oilwell Varco, Inc. 3.95%, 12/1/2042	25,000	19,779
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	58,320
		186,682
PACKAGING & CONTAINERS — 0.3%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	32,724
4.50%, 11/1/2023	8,000	8,217
WestRock MWV LLC 8.20%, 1/15/2030	33,000	42,133
WestRock RKT Co.:
3.50%, 3/1/2020	11,000	10,996
4.90%, 3/1/2022	16,000	16,407
		110,477
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.30%, 5/14/2021	100,000	97,603
2.90%, 11/6/2022	19,000	18,526
3.38%, 11/14/2021	10,000	9,997
Security Description	Principal Amount	Value
4.25%, 11/14/2028	$ 10,000	$ 9,740
4.40%, 11/6/2042	11,000	9,700
4.88%, 11/14/2048	10,000	9,333
Allergan Funding SCS:
4.55%, 3/15/2035	200,000	190,310
4.85%, 6/15/2044	38,000	35,823
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	35,909
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	23,938
3.13%, 6/12/2027	25,000	23,320
4.00%, 9/18/2042	3,000	2,720
4.38%, 11/16/2045	125,000	118,909
Bristol-Myers Squibb Co. 3.25%, 11/1/2023	19,000	19,086
Cardinal Health, Inc.:
3.08%, 6/15/2024	27,000	25,504
4.50%, 11/15/2044	108,000	91,858
CVS Health Corp.:
2.75%, 12/1/2022	143,000	137,460
3.38%, 8/12/2024	11,000	10,635
4.30%, 3/25/2028	100,000	97,866
4.75%, 12/1/2022	100,000	102,745
4.78%, 3/25/2038	150,000	144,166
Eli Lilly & Co. 5.55%, 3/15/2037	38,000	44,889
Express Scripts Holding Co. 4.75%, 11/15/2021	19,000	19,548
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	50,000	50,286
5.38%, 4/15/2034	5,000	5,679
Johnson & Johnson:
2.95%, 3/3/2027	100,000	96,186
3.70%, 3/1/2046	120,000	114,188
5.85%, 7/15/2038	24,000	29,745
McKesson Corp. 4.75%, 5/30/2029	50,000	50,364
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	13,000	13,324
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	101,096
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	12,579
2.80%, 5/18/2023 (a)	11,000	10,853
3.70%, 2/10/2045	3,000	2,870
3.88%, 1/15/2021	11,000	11,217
Mylan, Inc. 4.55%, 4/15/2028 (d)	100,000	93,227
Novartis Capital Corp.:
2.40%, 9/21/2022	200,000	195,244
3.40%, 5/6/2024	19,000	19,062
Pfizer, Inc.:
1.95%, 6/3/2021	300,000	294,045
3.00%, 6/15/2023	5,000	4,980
3.60%, 9/15/2028 (a)	25,000	25,093
4.10%, 9/15/2038	10,000	10,042

See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.20%, 3/15/2039	$ 13,000	$ 18,110
Sanofi 4.00%, 3/29/2021	38,000	38,826
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023 (d)	25,000	25,285
Zoetis, Inc.:
3.25%, 2/1/2023	49,000	48,304
4.70%, 2/1/2043	3,000	3,043
		2,553,233
PIPELINES — 3.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 6.38%, 5/1/2024	100,000	103,840
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	36,504
4.45%, 7/15/2027	38,000	35,113
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	53,946
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,154
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	16,000	15,229
4.40%, 3/15/2027	13,000	11,958
5.00%, 5/15/2044	19,000	15,436
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	19,000	19,195
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	26,139
4.25%, 12/1/2026	50,000	49,333
Energy Transfer Operating L.P.:
4.75%, 1/15/2026	100,000	97,021
9.00%, 4/15/2019	5,000	5,076
Energy Transfer Partners L.P. 5.20%, 2/1/2022	8,000	8,217
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	10,860
3.95%, 2/15/2027	100,000	98,851
4.85%, 3/15/2044	11,000	10,640
5.10%, 2/15/2045	25,000	24,878
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,083
6.50%, 9/1/2039	3,000	3,217
Kinder Morgan, Inc.:
4.30%, 3/1/2028	15,000	14,694
5.20%, 3/1/2048	100,000	95,555
5.55%, 6/1/2045	100,000	99,627
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	19,000	16,600
6.55%, 7/15/2019	11,000	11,175
MPLX L.P. 4.13%, 3/1/2027	138,000	131,496
ONEOK Partners L.P. 3.38%, 10/1/2022	38,000	37,243
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	19,000	18,829
Security Description	Principal Amount	Value
3.61%, 2/15/2025	$ 3,000	$ 2,866
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	11,000	9,177
4.90%, 2/15/2045	25,000	21,458
5.75%, 1/15/2020	11,000	11,220
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,452
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	6,000	5,621
4.75%, 3/15/2024	86,000	88,108
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	38,334
4.65%, 2/15/2022	4,000	4,045
4.95%, 1/15/2043	11,000	9,214
5.35%, 5/15/2045	100,000	88,289
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	100,000	100,750
4.88%, 1/15/2026	50,000	51,720
5.00%, 10/16/2043	8,000	7,872
6.20%, 10/15/2037	5,000	5,497
Western Gas Partners L.P.:
5.38%, 6/1/2021	19,000	19,574
5.45%, 4/1/2044	38,000	33,501
Williams Cos., Inc.:
3.60%, 3/15/2022	16,000	15,722
3.70%, 1/15/2023	5,000	4,879
4.00%, 9/15/2025	3,000	2,902
4.13%, 11/15/2020	16,000	16,120
4.55%, 6/24/2024	10,000	10,095
5.75%, 6/24/2044	5,000	4,956
		1,631,281
REAL ESTATE — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	22,561
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc.:
4.00%, 1/15/2024	15,000	15,156
4.50%, 7/30/2029	8,000	7,972
4.60%, 4/1/2022	22,000	22,635
American Tower Corp. 4.00%, 6/1/2025	100,000	98,061
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	19,000	19,098
Boston Properties L.P.:
3.80%, 2/1/2024	19,000	18,902
4.13%, 5/15/2021	30,000	30,430
4.50%, 12/1/2028	10,000	10,215
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	21,000	20,224
4.13%, 6/15/2026	38,000	36,766

See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Camden Property Trust 4.10%, 10/15/2028	$ 5,000	$ 5,065
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	22,000	21,775
Crown Castle International Corp. 3.65%, 9/1/2027	80,000	74,431
ERP Operating L.P.:
3.50%, 3/1/2028	25,000	24,316
4.50%, 7/1/2044	16,000	16,100
4.75%, 7/15/2020	50,000	50,954
HCP, Inc.:
3.40%, 2/1/2025	50,000	47,282
4.20%, 3/1/2024	49,000	49,016
Hospitality Properties Trust:
4.38%, 2/15/2030	151,000	138,342
4.50%, 3/15/2025	18,000	17,511
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	16,783
Kilroy Realty L.P. 4.75%, 12/15/2028	15,000	15,255
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	90,004
Mid-America Apartments L.P. 4.00%, 11/15/2025	22,000	21,944
National Retail Properties, Inc. 4.80%, 10/15/2048	15,000	14,552
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	36,000	36,320
Prologis L.P. 3.75%, 11/1/2025	62,000	62,281
Realty Income Corp. 3.88%, 7/15/2024	16,000	16,053
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	45,975
Select Income REIT 4.50%, 2/1/2025	19,000	17,977
Simon Property Group L.P.:
3.38%, 10/1/2024	140,000	137,336
4.25%, 10/1/2044	3,000	2,882
SITE Centers Corp. 3.63%, 2/1/2025	14,000	13,397
UDR, Inc. Series MTN, 4.40%, 1/26/2029	25,000	25,151
Ventas Realty L.P. 3.25%, 10/15/2026	38,000	35,345
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	51,063
Welltower, Inc.:
3.95%, 9/1/2023	50,000	50,071
5.13%, 3/15/2043	3,000	2,995
Weyerhaeuser Co.:
4.63%, 9/15/2023	11,000	11,339
7.38%, 3/15/2032	11,000	13,429
		1,404,403
Security Description	Principal Amount	Value
RETAIL — 3.0%
AutoNation, Inc. 4.50%, 10/1/2025	$ 19,000	$ 18,277
AutoZone, Inc.:
1.63%, 4/21/2019	8,000	7,959
2.88%, 1/15/2023	11,000	10,608
3.13%, 7/15/2023	38,000	36,857
Best Buy Co., Inc. 4.45%, 10/1/2028	25,000	23,893
Costco Wholesale Corp.:
1.70%, 12/15/2019	11,000	10,876
1.75%, 2/15/2020	43,000	42,465
2.25%, 2/15/2022	16,000	15,662
Dollar General Corp. 3.25%, 4/15/2023	35,000	34,273
Home Depot, Inc.:
3.75%, 2/15/2024	26,000	26,591
5.40%, 9/15/2040	80,000	92,561
5.95%, 4/1/2041	100,000	122,362
Lowe's Cos., Inc.:
3.38%, 9/15/2025	19,000	18,037
3.75%, 4/15/2021	11,000	11,082
4.25%, 9/15/2044	90,000	79,781
4.38%, 9/15/2045	12,000	10,815
4.65%, 4/15/2042	40,000	37,732
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	8,000	7,392
3.88%, 1/15/2022	5,000	4,940
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	100,000	99,265
Series MTN, 3.80%, 4/1/2028	50,000	49,014
Series MTN, 6.30%, 3/1/2038	30,000	35,076
Nordstrom, Inc. 4.00%, 10/15/2021	11,000	11,124
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	19,000	18,206
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,018
5.95%, 3/15/2043	16,000	13,988
Tapestry, Inc. 3.00%, 7/15/2022	25,000	24,251
Target Corp.:
3.88%, 7/15/2020	19,000	19,272
4.00%, 7/1/2042	8,000	7,548
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	17,237
Walgreen Co. 4.40%, 9/15/2042	25,000	21,875
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	52,189
4.80%, 11/18/2044	3,000	2,741
Walmart, Inc.:
3.55%, 6/26/2025	150,000	151,464
3.70%, 6/26/2028	50,000	50,714

See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 4/22/2044	$ 100,000	$ 102,185
		1,299,330
SEMICONDUCTORS — 1.8%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	37,358
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,572
5.85%, 6/15/2041	26,000	30,582
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	38,000	37,543
3.63%, 1/15/2024	38,000	35,934
Intel Corp.:
1.70%, 5/19/2021	150,000	145,748
2.35%, 5/11/2022	25,000	24,446
3.15%, 5/11/2027 (a)	25,000	24,377
3.73%, 12/8/2047	25,000	23,198
4.80%, 10/1/2041	50,000	54,297
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	30,444
Lam Research Corp.:
2.75%, 3/15/2020	30,000	29,816
3.80%, 3/15/2025	22,000	21,833
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	74,745
NVIDIA Corp. 3.20%, 9/16/2026	76,000	72,212
Texas Instruments, Inc.:
2.63%, 5/15/2024	18,000	17,385
2.75%, 3/12/2021	19,000	18,930
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	36,281
3.00%, 3/15/2021	16,000	15,944
		750,645
SOFTWARE — 2.4%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,492
Adobe, Inc. 3.25%, 2/1/2025	57,000	56,078
CA, Inc. 5.38%, 12/1/2019	24,000	24,361
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	3,969
3.63%, 10/15/2020	4,000	4,012
5.00%, 10/15/2025	97,000	100,812
Series 10Y, 4.25%, 5/15/2028	20,000	19,884
Fiserv, Inc. 3.80%, 10/1/2023	10,000	10,047
Microsoft Corp.:
2.65%, 11/3/2022	300,000	297,795
4.10%, 2/6/2037	80,000	82,188
4.45%, 11/3/2045	50,000	53,791
4.50%, 2/6/2057	100,000	107,645
Oracle Corp.:
Security Description	Principal Amount	Value
3.40%, 7/8/2024	$ 8,000	$ 7,984
3.80%, 11/15/2037	30,000	28,027
4.13%, 5/15/2045	200,000	189,590
6.13%, 7/8/2039	5,000	6,048
		1,010,723
TELECOMMUNICATIONS — 4.8%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	7,841
6.13%, 3/30/2040	8,000	9,430
6.38%, 3/1/2035	38,000	44,803
AT&T, Inc.:
2.30%, 3/11/2019	8,000	7,987
3.95%, 1/15/2025	100,000	97,634
4.75%, 5/15/2046	200,000	177,780
5.20%, 3/15/2020	100,000	102,235
5.25%, 3/1/2037	50,000	49,024
5.45%, 3/1/2047 (a)	200,000	195,018
6.38%, 3/1/2041	5,000	5,328
Cisco Systems, Inc. 5.90%, 2/15/2039	177,000	218,710
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	25,000	32,842
Motorola Solutions, Inc.:
3.75%, 5/15/2022	19,000	18,816
4.00%, 9/1/2024	38,000	36,983
Orange SA:
2.75%, 2/6/2019	8,000	7,995
5.50%, 2/6/2044	8,000	8,543
Rogers Communications, Inc.:
4.30%, 2/15/2048	50,000	47,533
5.00%, 3/15/2044	11,000	11,431
Telefonica Emisiones SA:
4.10%, 3/8/2027	150,000	144,917
4.57%, 4/27/2023	51,000	52,369
Verizon Communications, Inc.:
2.63%, 8/15/2026	170,000	153,989
3.13%, 3/16/2022	187,000	185,902
3.38%, 2/15/2025	100,000	97,003
4.13%, 3/16/2027	100,000	100,148
4.33%, 9/21/2028	8,000	8,029
4.75%, 11/1/2041	22,000	21,341
5.01%, 8/21/2054	100,000	96,517
Vodafone Group PLC:
2.50%, 9/26/2022	100,000	95,686
4.38%, 2/19/2043	38,000	32,071
		2,067,905
TEXTILES — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	11,684
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:

See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/15/2027	$ 22,000	$ 20,079
6.35%, 3/15/2040	19,000	19,974
		40,053
TRANSPORTATION — 2.4%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	108,000	108,061
4.55%, 9/1/2044	100,000	104,346
Canadian National Railway Co.:
2.40%, 2/3/2020	50,000	49,698
2.85%, 12/15/2021	11,000	10,922
3.65%, 2/3/2048	25,000	23,156
6.20%, 6/1/2036	5,000	6,191
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,375
5.75%, 3/15/2033	8,000	9,178
6.13%, 9/15/2115	50,000	58,061
CSX Corp.:
3.25%, 6/1/2027	75,000	70,872
3.35%, 11/1/2025	8,000	7,739
3.70%, 10/30/2020	86,000	86,765
3.80%, 11/1/2046	25,000	22,131
FedEx Corp.:
2.63%, 8/1/2022	16,000	15,548
3.90%, 2/1/2035	19,000	17,209
4.20%, 10/17/2028 (a)	25,000	24,869
4.95%, 10/17/2048 (a)	25,000	24,177
Norfolk Southern Corp.:
3.15%, 6/1/2027	38,000	36,065
3.25%, 12/1/2021	2,000	2,004
3.65%, 8/1/2025	10,000	10,030
3.80%, 8/1/2028	15,000	14,928
3.94%, 11/1/2047	5,000	4,524
4.15%, 2/28/2048 (a)	10,000	9,384
4.80%, 8/15/2043	3,000	3,016
5.10%, 8/1/2118	15,000	14,466
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	11,000	10,983
Series MTN, 3.50%, 6/1/2021	15,000	14,987
Union Pacific Corp.:
3.88%, 2/1/2055 (a)	30,000	25,550
4.05%, 3/1/2046	15,000	13,754
4.16%, 7/15/2022	11,000	11,269
4.30%, 6/15/2042	105,000	101,520
United Parcel Service, Inc. 2.80%, 11/15/2024	100,000	96,455
		1,019,233
TRUCKING & LEASING — 0.1%
GATX Corp. 4.35%, 2/15/2024	25,000	25,263
WATER — 0.1%
American Water Capital Corp.:
Security Description	Principal Amount	Value
3.75%, 9/1/2028	$ 25,000	$ 25,048
4.30%, 12/1/2042	8,000	7,945
United Utilities PLC 6.88%, 8/15/2028 (a)	11,000	12,914
		45,907
TOTAL CORPORATE BONDS & NOTES (Cost $43,188,023)		42,196,578
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	67,095	67,095
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	159,208	159,208
TOTAL SHORT-TERM INVESTMENTS (Cost $226,303)		226,303
TOTAL INVESTMENTS — 99.4% (Cost $43,414,326)		42,422,881
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		259,091
NET ASSETS — 100.0%		$ 42,681,972
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$42,196,578	$—	$42,196,578
Short-Term Investments	226,303	—	—	226,303
TOTAL INVESTMENTS	$226,303	$42,196,578	$—	$42,422,881
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,331	$23,331	$20,665,251	$20,621,487	$—	$—	67,095	$ 67,095	$2,185	$—
State Street Navigator Securities Lending Government Money Market Portfolio	76,060	76,060	1,238,619	1,155,471	—	—	159,208	159,208	230	—
Total		$99,391	$21,903,870	$21,776,958	$—	$—		$226,303	$2,415	$—
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$ 400,796	$ 395,599
2.50% 6/1/2028	201,054	197,968
2.50%, 10/1/2029	72,052	70,750
2.50%, 1/1/2031	250,149	244,812
2.50%, 6/1/2031	1,269,066	1,239,286
2.50%, 10/1/2031	1,285,569	1,255,401
2.50%, 2/1/2033	295,821	288,690
3.00%, 10/1/2026	302,433	302,660
3.00%, 12/1/2026	584,685	585,124
3.00%, 10/1/2028	533,770	534,750
3.00%, 2/1/2029	54,360	54,478
3.00%, 5/1/2029	319,956	319,674
3.00%, 7/1/2029	113,400	113,300
3.00%, 8/1/2029	331,175	330,882
3.00%, 9/1/2029	79,946	79,875
3.00%, 2/1/2032	294,440	293,593
3.00%, 1/1/2033	443,349	441,840
3.00%, 5/1/2035	245,930	244,335
3.00%, 7/1/2035	509,393	506,089
3.00%, 4/1/2036	545,319	541,782
3.00%, 11/1/2042	1,246,284	1,224,506
3.00% 2/1/2043	1,437,791	1,412,668
3.00%, 3/1/2043	413,677	406,121
3.00%, 6/1/2043	116,719	114,587
3.00%, 7/1/2043	235,754	231,448
3.00%, 8/1/2043	115,189	113,085
3.00%, 9/1/2043	123,229	120,978
3.00%, 10/1/2043	122,018	119,790
3.00%, 1/1/2045	233,324	228,889
3.00%, 6/1/2045	163,302	159,877
3.00% 7/1/2045	1,296,688	1,269,491
3.00%, 8/1/2045	1,194,963	1,174,083
3.00%, 5/1/2046	432,698	422,058
3.00%, 6/1/2046	313,202	305,501
3.00%, 8/1/2046	319,855	311,990
3.00%, 9/1/2046	495,900	483,707
3.00%, 10/1/2046	957,775	934,224
3.00% 11/1/2046	2,269,390	2,213,588
3.00%, 1/1/2047	859,215	838,088
3.50%, 6/1/2019	5,090	5,087
3.50%, 3/1/2021	129,902	131,485
3.50%, 2/1/2026	241,530	245,177
3.50%, 10/1/2026	187,671	190,505
3.50%, 1/1/2029	54,275	55,139
3.50%, 6/1/2029	90,979	92,524
3.50%, 8/1/2029	55,412	56,353
3.50%, 2/1/2030	35,884	36,452
3.50%, 7/1/2035	260,515	263,642
3.50%, 7/1/2042	33,437	33,691
3.50%, 3/1/2043	202,081	203,500
3.50%, 5/1/2043	567,203	571,188
3.50%, 8/1/2043	1,380,543	1,390,242
Security Description	Principal Amount	Value
3.50%, 11/1/2043	$ 108,786	$ 109,551
3.50%, 6/1/2044	237,529	238,646
3.50%, 8/1/2044	106,842	107,344
3.50%, 10/1/2044	89,727	90,149
3.50%, 11/1/2044	182,026	182,881
3.50%, 12/1/2044	416,543	418,500
3.50%, 1/1/2045	96,050	96,501
3.50%, 2/1/2045	400,439	402,321
3.50% 7/1/2045	339,914	340,927
3.50%, 10/1/2045	398,306	399,493
3.50%, 11/1/2045	292,187	293,058
3.50% 12/1/2045	778,643	780,963
3.50%, 1/1/2046	570,092	571,790
3.50%, 3/1/2046	678,934	680,957
3.50%, 5/1/2046	649,012	650,437
3.50%, 12/1/2046	667,752	669,219
3.50%, 2/1/2047	636,362	637,759
3.50%, 6/1/2047	829,606	829,467
3.50%, 8/1/2047	854,166	854,060
3.50%, 10/1/2047	1,060,501	1,060,370
3.50%, 11/1/2047	301,783	301,746
3.50%, 12/1/2047	604,723	604,621
3.50%, 1/1/2048	1,216,343	1,216,138
3.50%, 2/1/2048	1,152,814	1,152,621
3.50%, 5/1/2048	217,128	217,078
3.50%, 6/1/2048	972,183	972,065
3.50%, 11/1/2048	397,394	397,302
4.00%, 5/1/2021	49,314	49,485
4.00%, 11/1/2033	206,527	211,632
4.00%, 6/1/2035	202,093	208,386
4.00%, 10/1/2040	102,491	105,526
4.00%, 12/1/2041	128,642	132,374
4.00%, 4/1/2042	63,623	65,469
4.00%, 6/1/2042	212,704	218,776
4.00%, 10/1/2043	305,505	314,368
4.00% 5/1/2044	159,807	163,891
4.00%, 7/1/2044	281,784	288,985
4.00%, 10/1/2044	240,381	246,524
4.00%, 12/1/2044	66,395	68,092
4.00%, 4/1/2045	100,004	102,218
4.00%, 10/1/2045	327,858	335,114
4.00%, 12/1/2045	468,370	478,735
4.00%, 1/1/2046	1,284,561	1,312,990
4.00%, 6/1/2047	473,443	483,086
4.00%, 7/1/2047	253,140	258,297
4.00%, 8/1/2047	861,685	879,237
4.00%, 9/1/2047	429,432	438,179
4.00%, 11/1/2047	901,502	919,864
4.00%, 12/1/2047	456,572	465,872
4.00%, 4/1/2048	810,473	826,790
4.00%, 5/1/2048	956,894	975,693
4.00% 7/1/2048	1,044,979	1,065,509
4.00%, 10/1/2048	542,884	553,814
4.00%, 11/1/2048	520,898	531,132
4.00%, 12/1/2048	996,497	1,016,075

See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/1/2039	$ 97,718	$ 102,416
4.50%, 7/1/2041	228,559	239,038
4.50%, 9/1/2041	63,743	66,665
4.50%, 10/1/2041	486,638	509,216
4.50%, 10/1/2043	148,582	154,851
4.50% 3/1/2044	324,313	337,389
4.50%, 7/1/2044	614,608	639,390
4.50%, 9/1/2044	390,427	406,170
4.50%, 7/1/2045	547,512	572,915
4.50%, 8/1/2045	59,478	61,748
4.50%, 12/1/2047	687,185	711,686
4.50%, 7/1/2048	358,499	371,203
4.50%, 11/1/2048	222,635	230,524
5.00%, 9/1/2031	143,466	150,147
5.00%, 9/1/2038	44,226	47,084
5.00%, 1/1/2039	104,464	111,215
5.00% 9/1/2039	292,258	310,327
5.00%, 12/1/2041	142,087	150,772
5.00%, 7/1/2048	936,823	981,711
5.50%, 1/1/2028	22,341	23,774
5.50%, 9/1/2035	3,870	4,176
5.50%, 6/1/2036	16,906	18,243
5.50%, 12/1/2036	23,590	25,455
5.50%, 7/1/2037	281,700	303,968
5.50%, 4/1/2038	198,502	213,977
5.50%, 5/1/2038	3,113	3,356
5.50%, 8/1/2038	320,114	345,419
6.00%, 7/1/2040	595,976	657,676
TBA, 3.00%, 1/1/2034 (a)	700,000	697,467
TBA, 3.00%, 1/1/2049 (a)	900,000	877,390
TBA, 3.50%, 1/1/2034 (a)	1,150,000	1,164,340
TBA, 3.50%, 1/1/2049 (a)	2,725,000	2,723,586
TBA, 4.00%, 1/1/2034 (a)	800,000	818,680
TBA, 4.00%, 1/1/2049 (a)	2,150,000	2,191,473
TBA, 4.50%, 1/1/2049 (a)	1,325,000	1,371,309
Federal National Mortgage Association:
2.00%, 11/1/2031	223,750	213,249
2.50% 7/1/2028	541,998	534,309
2.50%, 8/1/2028	268,689	264,877
2.50%, 10/1/2028	127,302	125,496
2.50%, 3/1/2029	424,863	419,844
2.50%, 2/1/2030	102,749	101,012
2.50%, 5/1/2030	135,406	132,675
2.50%, 7/1/2030	118,745	116,350
2.50% 10/1/2031	1,464,747	1,432,100
2.50% 11/1/2031	1,482,946	1,451,108
2.50%, 12/1/2031	516,092	504,590
2.50%, 10/1/2032	129,451	126,480
2.50%, 12/1/2032	308,812	301,726
3.00%, 12/1/2026	77,359	77,550
3.00%, 2/1/2027	40,993	41,095
3.00%, 3/1/2027	665,891	667,538
3.00%, 8/1/2027	599,940	601,424
3.00%, 10/1/2028	111,649	112,084
Security Description	Principal Amount	Value
3.00%, 11/1/2028	$ 161,025	$ 161,653
3.00%, 6/1/2029	83,783	83,854
3.00%, 7/1/2029	162,432	162,569
3.00% 8/1/2029	202,496	202,667
3.00%, 9/1/2029	83,684	83,755
3.00%, 4/1/2030	249,635	249,580
3.00%, 5/1/2030	642,510	644,796
3.00%, 6/1/2030	112,050	112,025
3.00%, 9/1/2030	91,909	91,888
3.00%, 11/1/2030	336,025	335,951
3.00%, 12/1/2030	120,172	120,146
3.00%, 4/1/2031	184,434	184,223
3.00%, 12/1/2032	904,437	902,928
3.00%, 1/1/2033	400,589	399,920
3.00%, 1/1/2035	194,852	194,860
3.00%, 2/1/2035	271,790	271,801
3.00%, 2/1/2036	261,836	260,216
3.00%, 9/1/2037	357,827	353,368
3.00%, 1/1/2038	1,015,382	1,002,727
3.00%, 2/1/2043	832,049	817,762
3.00% 4/1/2043	902,915	886,698
3.00% 5/1/2043	753,667	740,130
3.00%, 6/1/2043	380,783	373,944
3.00% 7/1/2043	601,858	591,048
3.00% 8/1/2043	924,009	907,415
3.00%, 9/1/2043	195,105	191,601
3.00%, 1/1/2044	100,981	99,168
3.00%, 12/1/2044	241,843	237,322
3.00%, 4/1/2045	550,708	539,326
3.00% 11/1/2045	1,215,341	1,190,223
3.00%, 12/1/2045	279,384	273,610
3.00%, 5/1/2046	300,150	292,861
3.00%, 8/1/2046	1,046,903	1,021,477
3.00%, 9/1/2046	1,126,031	1,098,684
3.00% 10/1/2046	1,962,148	1,914,495
3.00% 11/1/2046	2,133,208	2,084,212
3.00% 1/1/2047	1,603,918	1,564,968
3.00%, 3/1/2047	192,550	187,874
3.00%, 7/1/2047	1,844,808	1,800,005
3.50%, 7/1/2025	291,583	296,057
3.50%, 10/1/2025	143,139	145,335
3.50%, 11/1/2025	177,165	179,883
3.50%, 12/1/2025	142,885	145,077
3.50%, 1/1/2026	20,173	20,482
3.50%, 1/1/2027	125,348	127,272
3.50%, 1/1/2028	203,779	206,869
3.50%, 1/1/2029	130,426	132,502
3.50%, 5/1/2029	194,122	197,420
3.50%, 10/1/2029	60,187	61,209
3.50%, 12/1/2030	170,719	173,413
3.50%, 2/1/2031	398,802	404,829
3.50%, 6/1/2033	433,904	439,411
3.50%, 6/1/2034	325,136	329,752
3.50%, 7/1/2034	368,715	373,949
3.50%, 2/1/2037	876,247	886,976

See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2037	$ 428,395	$ 433,462
3.50%, 12/1/2040	298,568	301,344
3.50%, 1/1/2041	284,620	287,266
3.50%, 5/1/2042	563,782	568,167
3.50%, 6/1/2042	449,146	452,639
3.50%, 1/1/2043	140,231	141,322
3.50% 5/1/2043	313,267	315,528
3.50%, 6/1/2043	959,763	966,690
3.50%, 1/1/2044	153,723	154,833
3.50%, 9/1/2044	437,459	439,599
3.50%, 10/1/2044	90,072	90,513
3.50% 1/1/2045	532,282	534,887
3.50% 2/1/2045	2,808,564	2,829,284
3.50%, 4/1/2045	214,698	215,379
3.50%, 5/1/2045	133,702	134,126
3.50%, 8/1/2045	691,223	693,417
3.50%, 9/1/2045	1,178,119	1,187,592
3.50% 11/1/2045	805,727	808,284
3.50% 12/1/2045	1,447,092	1,451,685
3.50% 2/1/2046	2,154,252	2,160,561
3.50% 4/1/2046	1,330,822	1,333,504
3.50%, 2/1/2047	848,952	850,982
3.50%, 4/1/2047	654,471	654,491
3.50%, 5/1/2047	646,905	648,452
3.50%, 6/1/2047	670,953	670,973
3.50%, 9/1/2047	707,915	707,936
3.50%, 10/1/2047	455,915	455,929
3.50%, 11/1/2047	577,457	577,474
3.50% 1/1/2048	2,783,157	2,783,239
3.50%, 2/1/2048	280,220	280,664
3.50%, 3/1/2048	1,054,514	1,054,477
3.50%, 6/1/2048	559,294	559,275
3.50%, 9/1/2048	197,017	197,020
4.00%, 5/1/2020	699	700
4.00%, 7/1/2021	19,546	20,086
4.00%, 8/1/2026	65,842	67,488
4.00%, 11/1/2033	269,771	276,512
4.00%, 1/1/2034	250,822	258,661
4.00%, 5/1/2037	211,256	217,316
4.00%, 9/1/2038	582,314	599,059
4.00%, 10/1/2040	297,979	306,828
4.00%, 12/1/2040	245,870	253,172
4.00%, 1/1/2041	1,184,825	1,220,012
4.00%, 2/1/2041	341,989	352,146
4.00%, 10/1/2041	97,362	100,254
4.00%, 12/1/2041	119,557	123,039
4.00%, 4/1/2042	439,103	451,693
4.00% 10/1/2043	1,167,165	1,200,571
4.00%, 12/1/2043	155,654	160,082
4.00%, 2/1/2044	150,889	155,182
4.00%, 6/1/2044	118,109	121,138
4.00% 7/1/2044	388,930	398,903
4.00%, 9/1/2044	83,234	85,368
4.00% 10/1/2044	102,520	105,149
4.00%, 12/1/2044	144,780	148,492
Security Description	Principal Amount	Value
4.00%, 1/1/2045	$ 42,074	$ 43,153
4.00%, 3/1/2045	92,430	94,484
4.00%, 5/1/2045	390,114	398,782
4.00%, 6/1/2045	819,364	840,372
4.00%, 7/1/2045	162,961	166,581
4.00%, 8/1/2045	1,038,135	1,067,670
4.00% 9/1/2045	742,871	759,547
4.00% 12/1/2045	1,044,257	1,067,459
4.00%, 3/1/2046	191,185	195,311
4.00% 4/1/2046	1,239,625	1,270,265
4.00%, 7/1/2046	498,471	509,229
4.00%, 11/1/2046	799,485	816,741
4.00%, 5/1/2047	1,612,556	1,645,548
4.00%, 6/1/2047	262,858	268,235
4.00%, 7/1/2047	399,875	408,056
4.00%, 8/1/2047	431,719	440,552
4.00%, 9/1/2047	807,033	823,544
4.00%, 1/1/2048	457,429	466,787
4.00%, 5/1/2048	572,056	583,347
4.00%, 7/1/2048	605,274	617,515
4.00%, 8/1/2048	560,124	571,180
4.00% 11/1/2048	1,113,904	1,136,226
4.00%, 12/1/2048	1,270,508	1,295,585
4.50%, 4/1/2019	2,467	2,464
4.50%, 11/1/2024	31,589	32,487
4.50%, 4/1/2031	77,645	81,308
4.50%, 5/1/2041	199,802	209,115
4.50%, 9/1/2041	115,277	120,586
4.50%, 1/1/2042	232,247	242,943
4.50% 9/1/2043	491,855	514,469
4.50%, 10/1/2043	203,026	211,642
4.50%, 12/1/2043	292,414	304,823
4.50%, 3/1/2044	75,942	79,022
4.50%, 4/1/2044	60,502	62,956
4.50%, 5/1/2044	221,205	230,593
4.50% 6/1/2044	382,332	397,841
4.50%, 10/1/2044	246,892	256,906
4.50%, 8/1/2047	309,811	320,929
4.50%, 9/1/2047	646,174	669,364
4.50%, 12/1/2047	583,475	604,414
4.50% 8/1/2048	2,038,415	2,111,894
4.50%, 10/1/2048	419,225	434,184
4.50%, 11/1/2048	991,228	1,026,960
5.00%, 2/1/2019	275	275
5.00%, 3/1/2019	322	322
5.00%, 6/1/2039	473,842	505,503
5.00%, 6/1/2040	320,925	340,702
5.00%, 7/1/2040	151,109	160,420
5.00%, 9/1/2040	149,611	158,831
5.00%, 2/1/2041	103,770	110,165
5.00%, 3/1/2042	242,692	257,647
5.00%, 7/1/2044	81,298	85,719
5.00%, 1/1/2045	90,016	94,911
5.50%, 1/1/2035	368,936	397,120
5.50%, 4/1/2036	189,549	204,628

See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 11/1/2038	$ 78,591	$ 84,745
5.50%, 12/1/2038	34,144	36,802
5.50%, 12/1/2039	75,527	81,441
5.50%, 7/1/2041	163,284	176,277
6.00%, 1/1/2037	34,403	37,742
6.00%, 9/1/2037	54,962	60,859
6.00%, 9/1/2039	41,593	45,982
6.00%, 6/1/2040	99,592	110,304
6.00%, 10/1/2040	129,765	143,414
TBA, 3.00%, 1/1/2049 (a)	2,600,000	2,535,499
TBA, 3.50%, 1/1/2034 (a)	500,000	506,240
TBA, 3.50%, 1/1/2049 (a)	3,850,000	3,848,791
TBA, 4.00%, 1/1/2034 (a)	1,025,000	1,049,241
TBA, 4.00%, 1/1/2049 (a)	3,125,000	3,185,594
TBA, 4.50%, 1/1/2049 (a)	1,475,000	1,526,920
TBA, 5.00%, 1/1/2049 (a)	1,150,000	1,204,498
TBA, 5.50%, 1/1/2049 (a)	700,000	740,334
Government National Mortgage Association:
2.50%, 1/20/2043	83,434	80,243
3.00%, 5/20/2032	571,606	571,765
3.00%, 5/15/2042	131,118	129,905
3.00%, 8/20/2042	337,232	335,103
3.00%, 12/20/2042	341,121	338,967
3.00%, 1/20/2043	1,686,041	1,675,395
3.00%, 3/20/2043	411,242	407,597
3.00%, 4/20/2043	251,587	249,357
3.00%, 8/20/2043	289,270	286,706
3.00%, 12/20/2044	148,191	146,674
3.00%, 2/15/2045	130,132	128,676
3.00%, 3/15/2045	131,798	130,338
3.00%, 3/20/2045	79,241	78,327
3.00%, 4/20/2045	241,051	238,268
3.00%, 5/20/2045	311,587	307,989
3.00%, 6/20/2045	103,367	102,173
3.00%, 7/20/2045	544,480	538,195
3.00%, 8/20/2045	123,624	122,196
3.00%, 12/20/2045	95,074	93,976
3.00%, 1/20/2046	511,090	505,190
3.00%, 5/20/2046	436,809	430,699
3.00%, 7/20/2046	314,476	310,078
3.00%, 8/20/2046	651,656	642,541
3.00%, 9/20/2046	2,049,575	2,020,907
3.00%, 10/20/2046	1,750,075	1,725,595
3.00%, 11/20/2046	986,999	973,193
3.00%, 12/20/2046	1,043,916	1,029,314
3.00%, 1/20/2047	502,600	495,570
3.00%, 2/20/2047	637,416	628,500
3.00%, 6/20/2047	198,562	195,559
3.00%, 10/20/2047	920,106	906,191
3.00%, 1/20/2048	260,416	256,477
3.50%, 2/15/2042	236,219	239,390
3.50%, 4/15/2042	105,375	106,789
3.50%, 6/20/2042	599,445	609,176
3.50%, 10/20/2042	442,111	449,288
Security Description	Principal Amount	Value
3.50%, 11/20/2042	$ 76,734	$ 77,979
3.50%, 2/20/2043	250,810	254,540
3.50% 3/20/2043	261,648	265,780
3.50%, 4/20/2043	196,017	199,199
3.50%, 5/20/2043	246,840	250,511
3.50%, 7/20/2043	596,273	605,140
3.50%, 9/20/2043	306,220	310,774
3.50%, 1/20/2044	276,223	280,331
3.50%, 3/20/2044	182,792	185,511
3.50%, 4/20/2044	263,371	266,442
3.50%, 5/20/2044	277,246	280,479
3.50%, 7/20/2044	141,242	142,888
3.50%, 8/20/2044	203,781	206,157
3.50%, 10/20/2044	87,672	88,694
3.50%, 12/20/2044	58,810	59,496
3.50%, 2/20/2045	58,888	59,575
3.50%, 3/20/2045	74,730	75,530
3.50% 4/20/2045	247,490	250,140
3.50%, 5/20/2045	255,203	257,935
3.50%, 6/20/2045	132,988	134,411
3.50%, 7/20/2045	1,129,317	1,141,408
3.50%, 9/20/2045	351,753	355,519
3.50%, 10/20/2045	397,424	401,679
3.50%, 11/20/2045	538,471	544,237
3.50%, 12/20/2045	85,456	86,371
3.50%, 1/20/2046	297,361	300,544
3.50%, 4/20/2046	371,062	374,386
3.50%, 6/20/2046	1,133,142	1,143,294
3.50%, 8/20/2046	1,240,267	1,251,378
3.50%, 9/20/2046	1,377,788	1,390,132
3.50%, 10/20/2046	412,690	416,387
3.50%, 1/20/2047	307,250	310,003
3.50%, 3/20/2047	617,066	621,653
3.50%, 5/20/2047	1,194,862	1,203,744
3.50%, 6/20/2047	661,725	666,643
3.50%, 8/20/2047	358,946	361,614
3.50%, 9/20/2047	363,230	365,930
3.50%, 10/20/2047	735,821	741,291
3.50%, 12/20/2047	1,051,252	1,059,066
3.50%, 1/20/2048	2,338,911	2,356,296
3.50%, 2/20/2048	498,851	502,559
3.50%, 3/20/2048	2,269,775	2,286,512
3.50%, 6/20/2048	316,324	318,656
3.50%, 8/20/2048	241,622	243,403
4.00%, 2/15/2040	8,367	8,642
4.00%, 4/15/2040	132,274	136,651
4.00%, 11/20/2041	123,241	127,227
4.00%, 2/20/2042	136,116	140,519
4.00%, 5/20/2042	120,233	124,240
4.00%, 8/20/2042	54,466	56,282
4.00%, 8/20/2043	143,852	148,538
4.00%, 3/20/2044	160,536	165,531
4.00%, 6/20/2044	214,134	220,796
4.00%, 7/15/2044	173,129	178,127
4.00%, 7/20/2044	162,250	167,298

See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/20/2044	$ 66,609	$ 68,682
4.00%, 12/20/2044	78,931	81,386
4.00%, 1/20/2045	140,552	144,925
4.00%, 2/20/2045	425,999	439,253
4.00%, 5/15/2045	93,268	95,901
4.00%, 6/15/2045	121,611	125,045
4.00%, 8/20/2045	114,929	118,271
4.00%, 9/20/2045	431,103	443,638
4.00%, 10/20/2045	223,488	229,986
4.00%, 11/20/2045	587,093	604,164
4.00%, 1/20/2046	140,936	145,034
4.00%, 4/20/2046	478,599	492,515
4.00%, 5/20/2046	1,068,134	1,097,742
4.00%, 3/20/2047	693,115	712,327
4.00%, 4/20/2047	175,865	180,304
4.00%, 5/20/2047	433,279	444,215
4.00%, 8/20/2047	494,176	506,650
4.00%, 9/20/2047	255,090	261,529
4.00%, 12/20/2047	849,253	870,689
4.00%, 1/20/2048	1,825,591	1,871,672
4.00%, 6/20/2048	1,100,008	1,127,424
4.00%, 8/20/2048	518,739	531,668
4.00%, 9/20/2048	645,178	661,258
4.00%, 11/20/2048	1,072,734	1,099,471
4.50%, 6/15/2039	28,949	30,267
4.50%, 4/15/2040	128,939	134,956
4.50%, 6/15/2040	105,289	110,202
4.50%, 9/20/2040	121,125	126,847
4.50%, 3/15/2041	67,493	70,642
4.50%, 6/15/2041	32,663	34,075
4.50%, 7/15/2041	46,856	48,882
4.50%, 7/20/2041	225,623	236,115
4.50%, 12/20/2041	196,859	206,160
4.50%, 10/20/2043	52,485	54,698
4.50%, 12/20/2043	140,055	145,963
4.50%, 1/20/2044	109,548	114,169
4.50%, 4/20/2044	158,790	165,489
4.50%, 5/20/2045	89,136	92,935
4.50%, 10/20/2045	131,105	136,693
4.50%, 6/20/2046	292,331	304,791
4.50%, 7/20/2046	158,107	164,846
4.50%, 12/20/2046	312,427	325,607
4.50%, 8/20/2047	344,335	357,005
4.50%, 9/20/2047	471,645	488,999
4.50%, 12/20/2047	210,631	218,381
4.50%, 3/20/2048	272,289	282,307
4.50%, 6/20/2048	440,152	455,794
4.50%, 8/20/2048	494,484	512,056
4.50%, 9/20/2048	968,407	1,002,822
4.50%, 11/20/2048	648,723	671,777
Security Description	Principal Amount	Value
5.00%, 12/15/2038	$ 43,982	$ 47,015
5.00%, 5/15/2039	52,173	55,776
5.00%, 11/20/2042	204,697	215,619
5.00%, 3/20/2043	39,167	41,506
5.00%, 4/20/2043	90,536	95,367
5.00%, 5/20/2043	34,485	36,325
5.00%, 8/20/2043	159,220	168,785
5.00%, 5/20/2044	82,633	87,597
5.00%, 6/20/2044	51,327	54,410
5.00%, 7/20/2044	132,789	140,765
5.00%, 12/20/2045	627,499	665,196
5.00%, 4/20/2048	181,656	189,038
5.00%, 7/20/2048	489,779	510,767
5.50%, 9/15/2035	31,665	32,878
5.50%, 7/15/2038	12,743	13,637
5.50%, 3/15/2039	97,919	107,005
6.00%, 8/15/2040	35,901	40,106
6.00%, 9/15/2040	65,454	72,999
6.00%, 1/20/2046	210,013	229,846
TBA, 3.00%, 1/1/2049 (a)	1,800,000	1,772,104
TBA, 3.50%, 1/1/2049 (a)	3,675,000	3,700,357
TBA, 4.00%, 1/1/2049 (a)	2,550,000	2,611,710
TBA, 4.50%, 1/1/2049 (a)	1,425,000	1,473,892
TBA, 5.00%, 1/1/2049 (a)	450,000	468,135
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $252,545,935)		247,949,355
	Shares
SHORT-TERM INVESTMENT — 14.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $35,937,925)	13	35,937,925
TOTAL INVESTMENTS — 114.0% (Cost $288,483,860)		283,887,280
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.0)%		(34,916,535)
NET ASSETS — 100.0%		$ 248,970,745
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$247,949,355	$—	$247,949,355
Short-Term Investment	35,937,925	—	—	35,937,925
TOTAL INVESTMENTS	$35,937,925	$247,949,355	$—	$283,887,280
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,679,737	$26,679,737	$76,942,602	$67,684,414	$—	$—	35,937,925	$35,937,925	$797	$—
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 93.9%
AUSTRALIA — 4.3%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	5,550,000	$ 3,895,872
Series 126, 4.50%, 4/15/2020	AUD	5,095,000	3,703,219
Series 124, 5.75%, 5/15/2021	AUD	6,495,000	4,982,067
			12,581,158
AUSTRIA — 2.8%
Austria Government Bond:
3.50%, 9/15/2021 (a)	EUR	3,455,000	4,382,323
3.90%, 7/15/2020 (a)	EUR	3,205,000	3,914,259
			8,296,582
BELGIUM — 3.3%
Belgium Government Bond:
Series 58, 3.75%, 9/28/2020 (a)	EUR	4,145,000	5,095,102
Series 61, 4.25%, 9/28/2021 (a)	EUR	3,610,000	4,657,568
			9,752,670
CANADA — 4.4%
Canadian Government Bond:
0.75%, 9/1/2020	CAD	2,405,000	1,729,247
0.75%, 3/1/2021	CAD	2,790,000	1,994,550
0.75%, 9/1/2021	CAD	2,205,000	1,567,684
1.25%, 2/1/2020	CAD	1,325,000	964,229
1.50%, 3/1/2020	CAD	2,180,000	1,590,037
1.75%, 5/1/2020	CAD	1,370,000	1,002,002
1.75%, 8/1/2020	CAD	1,195,000	873,554
2.00%, 11/1/2020	CAD	1,240,000	910,072
2.25%, 2/1/2021	CAD	500,000	368,908
3.25%, 6/1/2021	CAD	1,350,000	1,020,358
3.50%, 6/1/2020	CAD	1,410,000	1,056,210
			13,076,851
CHILE — 0.2%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	100,000,000	145,816
4.50%, 6/1/2020	CLP	180,000,000	262,636
Series 10YR, 6.00%, 2/1/2021	CLP	105,000,000	158,529
Chile Government International Bond 5.50%, 8/5/2020	CLP	100,000,000	148,085
			715,066
Security Description		Principal Amount	Value
CYPRUS — 0.0% (b)
Cyprus Government International Bond Series EMTN, 4.63%, 2/3/2020 (a)	EUR	100,000	$ 119,993
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	9,540,000	417,922
Series 104, 0.75%, 2/23/2021	CZK	4,650,000	202,485
Series 46, 3.75%, 9/12/2020	CZK	15,940,000	733,489
Series 61, 3.85%, 9/29/2021	CZK	16,990,000	798,030
			2,151,926
DENMARK — 1.6%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	10,930,000	1,701,277
3.00%, 11/15/2021	DKK	17,900,000	3,018,669
			4,719,946
FINLAND — 1.6%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,320,000	1,532,682
3.38%, 4/15/2020 (a)	EUR	1,410,000	1,694,403
3.50%, 4/15/2021 (a)	EUR	1,305,000	1,629,179
			4,856,264
FRANCE — 5.7%
France Government Bond OAT:
Zero Coupon, 2/25/2020	EUR	1,145,000	1,317,511
Zero Coupon, 5/25/2020	EUR	1,095,000	1,261,732
Zero Coupon, 2/25/2021	EUR	1,500,000	1,732,090
Zero Coupon, 5/25/2021	EUR	1,430,000	1,652,491
0.25%, 11/25/2020	EUR	1,195,000	1,386,160
2.50%, 10/25/2020	EUR	1,760,000	2,123,808
3.25%, 10/25/2021	EUR	2,000,000	2,523,398
3.50%, 4/25/2020	EUR	1,850,000	2,227,909
3.75%, 4/25/2021	EUR	1,950,000	2,448,278
			16,673,377
GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 3/13/2020	EUR	650,000	748,705
Zero Coupon, 6/12/2020	EUR	500,000	577,022
Zero Coupon, 9/11/2020	EUR	650,000	751,138
Zero Coupon, 12/11/2020	EUR	250,000	289,188
Federal Republic of Germany:

See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 171, Zero Coupon, 4/17/2020	EUR	1,000,000	$ 1,152,174
Series 173, Zero Coupon, 4/9/2021	EUR	1,045,000	1,211,179
Series 174, Zero Coupon, 10/8/2021	EUR	1,000,000	1,161,326
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,068,725
2.25%, 9/4/2020	EUR	736,000	882,418
2.25%, 9/4/2021	EUR	750,000	922,800
2.50%, 1/4/2021	EUR	965,000	1,173,650
3.00%, 7/4/2020	EUR	1,125,000	1,357,307
Series 09, 3.25%, 1/4/2020	EUR	950,000	1,130,123
3.25%, 7/4/2021	EUR	900,000	1,128,724
			13,554,479
HONG KONG — 0.4%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	2,150,000	270,091
1.06%, 2/5/2020	HKD	2,800,000	354,782
2.46%, 8/4/2021	HKD	3,200,000	415,098
2.93%, 1/13/2020	HKD	1,250,000	161,471
			1,201,442
HUNGARY — 0.8%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	119,600,000	419,312
Series 20/C, 1.00%, 9/23/2020	HUF	97,700,000	350,826
Series 21/B, 2.50%, 10/27/2021	HUF	144,000,000	531,714
Series 20/B, 3.50%, 6/24/2020	HUF	145,050,000	539,105
Series 20/A, 7.50%, 11/12/2020	HUF	152,200,000	611,787
			2,452,744
INDONESIA — 1.3%
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 5/15/2019	IDR	1,256,000,000	86,719
Series PBS, 6.25%, 3/15/2020	IDR	18,855,000,000	1,286,266
Series PBS, 6.50%, 5/15/2021	IDR	37,640,000,000	2,525,063
			3,898,048
IRELAND — 1.6%
Ireland Government Bond:
4.50%, 4/18/2020	EUR	2,370,000	2,883,335
5.00%, 10/18/2020	EUR	1,430,000	1,796,753
			4,680,088
Security Description		Principal Amount	Value
ISRAEL — 0.9%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	2,160,000	$ 574,039
Series 0421, 1.00%, 4/30/2021	ILS	3,160,000	848,171
Series 0120, 5.00%, 1/31/2020	ILS	3,995,000	1,120,121
			2,542,331
ITALY — 6.0%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	690,000	776,604
0.35%, 6/15/2020	EUR	960,000	1,096,008
0.35%, 11/1/2021	EUR	750,000	843,260
0.45%, 6/1/2021	EUR	810,000	919,194
2.30%, 10/15/2021	EUR	300,000	354,262
3.75%, 8/1/2021 (a)	EUR	1,500,000	1,834,996
Italy Certificati di Credito del Tesoro:
Zero Coupon, 3/30/2020	EUR	720,000	818,888
Zero Coupon, 11/27/2020	EUR	440,000	496,418
Republic of Italy:
0.20%, 10/15/2020	EUR	715,000	813,102
0.65%, 11/1/2020	EUR	650,000	744,400
0.70%, 5/1/2020	EUR	720,000	826,443
3.75%, 3/1/2021	EUR	1,150,000	1,399,393
3.75%, 5/1/2021 (a)	EUR	900,000	1,097,784
4.00%, 9/1/2020	EUR	1,250,000	1,511,101
4.25%, 3/1/2020	EUR	1,150,000	1,373,851
4.50%, 2/1/2020 (a)	EUR	1,020,000	1,217,693
4.75%, 9/1/2021	EUR	1,300,000	1,630,207
			17,753,604
JAPAN — 19.6%
Government of Japan 5 Year Bond:
Series 123, 0.10%, 3/20/2020	JPY	363,500,000	3,323,102
Series 124, 0.10%, 6/20/2020	JPY	385,000,000	3,521,760
Series 125, 0.10%, 9/20/2020	JPY	431,500,000	3,949,396
Series 126, 0.10%, 12/20/2020	JPY	638,000,000	5,843,211
Series 127, 0.10%, 3/20/2021	JPY	609,500,000	5,585,079
Series 128, 0.10%, 6/20/2021	JPY	514,000,000	4,713,302
Series 129, 0.10%, 9/20/2021	JPY	644,500,000	5,912,141
Government of Japan 10 Year Bond:
Series 311, 0.80%, 9/20/2020	JPY	125,000,000	1,157,522

See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 310, 1.00%, 9/20/2020	JPY	150,000,000	$ 1,393,811
Series 309, 1.10%, 6/20/2020	JPY	98,000,000	909,453
Series 317, 1.10%, 9/20/2021	JPY	580,000,000	5,464,524
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,805,943
Series 307, 1.30%, 3/20/2020	JPY	85,000,000	788,300
Series 308, 1.30%, 6/20/2020	JPY	150,000,000	1,396,026
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,153,475
Series 306, 1.40%, 3/20/2020	JPY	175,000,000	1,624,901
Government of Japan 2 Year Bond:
Series 384, 0.10%, 1/15/2020	JPY	157,000,000	1,434,543
Series 386, 0.10%, 3/15/2020	JPY	76,000,000	694,692
Series 387, 0.10%, 4/15/2020	JPY	150,000,000	1,371,431
Series 388, 0.10%, 5/15/2020	JPY	150,000,000	1,371,786
Series 389, 0.10%, 6/1/2020	JPY	150,000,000	1,371,936
Government of Japan 20 Year Bond:
Series 45, 2.40%, 3/20/2020	JPY	50,000,000	469,785
Series 48, 2.50%, 12/21/2020	JPY	50,000,000	479,406
			57,735,525
LATVIA — 0.2%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	115,242
Series REGS, 2.63%, 1/21/2021	EUR	280,000	336,940
			452,182
MALAYSIA — 2.2%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	265,465
Series 0612, 3.49%, 3/31/2020	MYR	2,080,000	503,311
Series 0315, 3.66%, 10/15/2020	MYR	2,280,000	552,895
Series 0613, 3.89%, 7/31/2020	MYR	1,550,000	377,101
Series 0314, 4.05%, 9/30/2021	MYR	535,000	130,796
Series 0111, 4.16%, 7/15/2021	MYR	6,200,000	1,519,646
Security Description		Principal Amount	Value
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	2,285,000	$ 550,966
Series 0712, 3.58%, 5/15/2020	MYR	2,690,000	651,517
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	569,632
Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	302,560
Series 0215, 3.80%, 8/27/2020	MYR	1,710,000	415,509
Series 0610, 4.00%, 11/30/2020	MYR	650,000	158,533
Series 0311, 4.17%, 4/30/2021	MYR	2,220,000	543,259
			6,541,190
MEXICO — 2.1%
Mexican Bonos:
Series M, 6.50%, 6/10/2021	MXN	61,450,000	2,978,213
Series M, 8.00%, 6/11/2020	MXN	63,580,000	3,204,351
			6,182,564
NETHERLANDS — 4.2%
Kingdom of Netherlands:
0.25%, 1/15/2020 (a)	EUR	3,295,000	3,804,809
3.25%, 7/15/2021 (a)	EUR	3,620,000	4,539,550
3.50%, 7/15/2020 (a)	EUR	3,248,000	3,953,427
			12,297,786
NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0420, 3.00%, 4/15/2020	NZD	1,615,000	1,100,292
Series 0521, 6.00%, 5/15/2021	NZD	2,455,000	1,809,156
			2,909,448
NORWAY — 0.8%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	18,595,000	2,278,880
POLAND — 2.7%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	3,380,000	881,000
Series 0420, 1.50%, 4/25/2020	PLN	6,450,000	1,722,101
Series 0721, 1.75%, 7/25/2021	PLN	6,420,000	1,712,513
Series 0421, 2.00%, 4/25/2021	PLN	5,830,000	1,566,151
Series 1020, 5.25%, 10/25/2020	PLN	3,865,000	1,099,865

See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 1021, 5.75%, 10/25/2021	PLN	3,550,000	$ 1,047,872
			8,029,502
PORTUGAL — 2.2%
Portugal Obrigacoes do Tesouro OT:
3.85%, 4/15/2021 (a)	EUR	2,960,000	3,696,775
4.80%, 6/15/2020 (a)	EUR	2,175,000	2,672,574
			6,369,349
RUSSIA — 0.7%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	53,850,000	765,027
Series 6217, 7.50%, 8/18/2021	RUB	63,000,000	899,241
Series 6205, 7.60%, 4/14/2021	RUB	32,300,000	463,959
			2,128,227
SINGAPORE — 1.3%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	720,000	519,891
2.00%, 7/1/2020	SGD	1,210,000	889,643
2.25%, 6/1/2021	SGD	1,725,000	1,277,688
3.25%, 9/1/2020	SGD	1,680,000	1,259,827
			3,947,049
SLOVAKIA — 0.4%
Slovakia Government Bond Series 214, 4.00%, 4/27/2020	EUR	675,000	817,550
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	225,000	282,670
			1,100,220
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS71, 3.00%, 4/8/2021	EUR	280,000	343,936
Series RS67, 4.13%, 1/26/2020	EUR	350,000	419,975
Series RS69, 4.38%, 1/18/2021	EUR	325,000	406,968
			1,170,879
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	1,270,500,000	1,132,664
Series 2012, 1.75%, 12/10/2020	KRW	2,688,000,000	2,404,372
Series 2003, 2.00%, 3/10/2020	KRW	5,281,000,000	4,743,041
Security Description		Principal Amount	Value
Series 2103, 2.00%, 3/10/2021	KRW	5,735,500,000	$ 5,155,859
			13,435,936
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,400,000	1,607,932
1.15%, 7/30/2020	EUR	1,175,000	1,374,557
1.40%, 1/31/2020	EUR	1,650,000	1,922,484
4.00%, 4/30/2020 (a)	EUR	1,855,000	2,243,958
4.85%, 10/31/2020 (a)	EUR	1,570,000	1,961,511
5.50%, 4/30/2021 (a)	EUR	1,495,000	1,934,680
Spain Government Bond:
0.05%, 10/31/2021	EUR	420,000	481,459
0.75%, 7/30/2021	EUR	1,620,000	1,895,170
			13,421,751
SWEDEN — 0.9%
Kingdom of Sweden Series 1047, 5.00%, 12/1/2020	SEK	20,765,000	2,585,118
SWITZERLAND — 0.7%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	905,000	977,984
2.25%, 7/6/2020	CHF	1,020,000	1,082,288
			2,060,272
THAILAND — 0.7%
Thailand Government Bond:
2.55%, 6/26/2020	THB	62,020,000	1,926,607
5.38%, 12/3/2019	THB	3,500,000	111,072
Series 06-5, 5.85%, 3/31/2021	THB	1,000,000	33,426
			2,071,105
UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.50%, 1/22/2021	GBP	1,825,000	2,359,177
2.00%, 7/22/2020	GBP	1,890,000	2,453,091
3.75%, 9/7/2020	GBP	1,415,000	1,891,343
3.75%, 9/7/2021	GBP	1,660,000	2,281,270
4.75%, 3/7/2020	GBP	1,740,000	2,318,681
8.00%, 6/7/2021	GBP	1,300,000	1,945,132
			13,248,694
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $282,380,167)			276,992,246
TOTAL INVESTMENTS — 93.9% (Cost $282,380,167)			276,992,246
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.1%			18,093,300
NET ASSETS — 100.0%			$ 295,085,546

See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
EMTN	= Euro Medium Term Note
AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$276,992,246	$—	$276,992,246
TOTAL INVESTMENTS	$—	$276,992,246	$—	$276,992,246
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146,386	$146,386	$21,486,343	$21,632,729	$—	$—	—	$—	$6,666	$—
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 1.7%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$ 220,598
BHP Billiton Finance, Ltd.:
Series MTN, 3.00%, 3/30/2020	AUD	200,000	141,629
Series 12, 4.30%, 9/25/2042	GBP	200,000	311,248
Commonwealth Bank of Australia Series EMTN, 4.38%, 2/25/2020	EUR	100,000	120,224
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	222,431
Series GMTN, 1.25%, 5/18/2026	EUR	300,000	345,085
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	236,734
Series EMTN, 2.75%, 8/8/2022	EUR	350,000	431,935
Series GMTN, 4.00%, 7/13/2020	EUR	100,000	121,297
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	100,000	123,878
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	253,962
Series EMTN, 4.25%, 3/23/2020	EUR	150,000	180,444
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	284,168
			2,993,633
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	224,608
BELGIUM — 2.5%
Anheuser-Busch InBev NV:
Series EMTN, 0.63%, 3/17/2020	EUR	400,000	460,174
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	229,116
Series EMTN, 0.88%, 3/17/2022	EUR	400,000	461,289
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	109,771
Series EMTN, 1.50%, 3/17/2025	EUR	300,000	348,750
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	214,310
Series EMTN, 1.88%, 1/20/2020	EUR	200,000	233,166
Series EMTN, 2.00%, 3/17/2028	EUR	580,000	670,926
Security Description		Principal Amount	Value
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	$ 117,255
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	247,575
Series EMTN, 2.75%, 3/17/2036	EUR	700,000	804,162
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	226,226
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	343,305
			4,466,025
CANADA — 0.4%
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	200,000	230,359
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	250,000	288,646
Series EMTN, 0.63%, 7/20/2023	EUR	100,000	114,145
			633,150
CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	230,549
DENMARK — 0.6%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	245,697
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	300,000	342,348
Series EMTN, 0.75%, 6/2/2023	EUR	400,000	452,954
			1,040,999
FINLAND — 0.1%
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	231,602
FRANCE — 16.1%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	230,131
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	247,743
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	228,563
Series EMTN, 1.38%, 1/22/2030	EUR	300,000	335,093

See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 5.63%, 7/4/2022	EUR	300,000	$ 406,242
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.38%, 1/13/2022	EUR	200,000	228,565
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	224,122
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	232,091
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	342,458
Series EMTN, 1.63%, 1/19/2026	EUR	400,000	472,831
Series EMTN, 2.63%, 2/24/2021	EUR	300,000	361,376
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	374,667
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	254,134
Series EMTN, 3.25%, 8/23/2022	EUR	400,000	505,072
Series EMTN, 4.13%, 7/20/2020	EUR	200,000	243,106
BNP Paribas SA:
Series EMTN, 0.75%, 11/11/2022	EUR	150,000	173,253
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	224,600
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	170,810
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	326,723
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	225,719
Series EMTN, 1.50%, 5/23/2028	EUR	100,000	110,935
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	234,880
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	358,940
Series EMTN, 2.25%, 1/13/2021	EUR	300,000	358,049
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	247,926
Series EMTN, 2.88%, 10/24/2022	EUR	100,000	124,551
Series EMTN, 2.88%, 9/26/2023	EUR	500,000	630,644
Series EMTN, 3.75%, 11/25/2020	EUR	300,000	367,042
Series EMTN, 4.13%, 1/14/2022	EUR	200,000	255,077
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	266,223
Bouygues SA 4.25%, 7/22/2020	EUR	200,000	243,196
Security Description		Principal Amount	Value
BPCE SA:
Series EMTN, 0.63%, 4/20/2020	EUR	200,000	$ 230,282
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	336,199
Series EMTN, 1.00%, 10/5/2028	EUR	200,000	222,452
Series EMTN, 1.13%, 1/18/2023	EUR	300,000	344,190
Series EMTN, 4.50%, 2/10/2022	EUR	200,000	259,367
Capgemini SE 2.50%, 7/1/2023	EUR	200,000	244,275
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	200,000	235,179
Series EMTN, 3.88%, 4/25/2021	EUR	150,000	185,203
Series EMTN, 4.00%, 4/9/2020	EUR	200,000	239,927
Cie de Saint-Gobain Series EMTN, Zero Coupon, 3/27/2020	EUR	200,000	228,038
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	254,917
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	231,453
Credit Agricole SA:
Series EMTN, 0.75%, 12/1/2022	EUR	200,000	230,177
Series EMTN, 0.88%, 1/19/2022	EUR	300,000	348,083
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	229,833
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	457,243
Series EMTN, 1.38%, 5/3/2027	EUR	400,000	457,741
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	344,920
Series EMTN, 2.38%, 11/27/2020	EUR	200,000	238,702
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	492,670
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	126,782
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	389,729
Series EMTN, 5.13%, 4/18/2023	EUR	200,000	273,099
Danone SA:
Series EMTN, 0.17%, 11/3/2020	EUR	100,000	114,492
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	228,465

See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	$ 226,205
Series EMTN, 1.21%, 11/3/2028	EUR	300,000	332,411
Series EMTN, 2.25%, 11/15/2021	EUR	200,000	240,920
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	353,624
Engie SA:
Series EMTN, 1.38%, 5/19/2020	EUR	200,000	233,216
Series EMTN, 2.38%, 5/19/2026	EUR	300,000	372,625
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	355,487
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	316,115
HSBC France SA:
Series EMTN, 0.20%, 9/4/2021	EUR	400,000	456,049
Series EMTN, 0.60%, 3/20/2023	EUR	200,000	228,724
Series EMTN, 1.88%, 1/16/2020	EUR	100,000	116,656
LVMH Moet Hennessy Vuitt:
Series EMTN, Zero Coupon, 5/26/2020	EUR	300,000	342,784
Series EMTN, 0.75%, 5/26/2024	EUR	200,000	229,324
Orange SA:
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	327,977
Series EMTN, 3.00%, 6/15/2022	EUR	200,000	249,164
Series EMTN, 3.88%, 4/9/2020	EUR	200,000	239,758
Series EMTN, 3.88%, 1/14/2021	EUR	300,000	368,776
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	774,798
Sanofi:
Series EMTN, Zero Coupon, 1/13/2020	EUR	200,000	228,810
Series EMTN, 0.50%, 1/13/2027	EUR	1,000,000	1,099,470
Series EMTN, 1.13%, 3/10/2022	EUR	200,000	235,557
Series EMTN, 1.75%, 9/10/2026	EUR	800,000	969,273
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	250,724
Societe Generale SA:
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	345,600
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 4/1/2022	EUR	200,000	$ 229,417
Series EMTN, 1.13%, 1/23/2025	EUR	400,000	444,369
Series EMTN, 2.25%, 1/23/2020	EUR	300,000	351,456
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	388,821
Series EMTN, 4.75%, 3/2/2021	EUR	200,000	251,387
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	200,000	235,221
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	365,838
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	340,231
Series EMTN, 0.75%, 7/12/2028	EUR	200,000	217,839
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	227,404
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	252,620
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	231,078
			28,377,908
GERMANY — 10.1%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	300,000	377,628
Series 62, 4.50%, 3/13/2043	GBP	100,000	168,179
BASF Finance Europe NV Series EMTN, Zero Coupon, 11/10/2020	EUR	100,000	114,322
BASF SE:
0.88%, 11/15/2027	EUR	100,000	110,341
Series EMTN, 1.88%, 2/4/2021	EUR	300,000	356,125
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	365,834
BMW Finance NV Series EMTN, 0.13%, 11/29/2021	EUR	100,000	113,480
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	200,000	229,597
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	233,575
Commerzbank AG:
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	109,681
Series EMTN, 4.00%, 9/16/2020	EUR	350,000	424,744
Daimler AG:

See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.25%, 5/11/2020	EUR	250,000	$ 285,907
Series EMTN, 0.63%, 3/5/2020	EUR	300,000	345,335
Series EMTN, 0.85%, 2/28/2025	EUR	400,000	445,217
Series EMTN, 0.88%, 1/12/2021	EUR	300,000	347,175
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	214,386
Series EMTN, 1.38%, 5/11/2028	EUR	200,000	219,320
Series EMTN, 1.40%, 1/12/2024	EUR	400,000	464,366
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	345,138
Series EMTN, 1.50%, 7/3/2029	EUR	300,000	325,455
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	276,682
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	1,100,000	1,164,797
Series EMTN, 1.25%, 9/8/2021	EUR	200,000	224,141
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	560,972
Series EMTN, 1.88%, 2/28/2020	GBP	100,000	125,601
Series EMTN, 2.38%, 1/11/2023	EUR	500,000	571,858
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	396,035
Series EMTN, 2.13%, 1/18/2021	EUR	100,000	119,049
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	194,063
Series EMTN, 6.50%, 4/8/2022	GBP	140,000	204,051
E.ON International Finance B.V.:
Series EMTN, 5.75%, 5/7/2020	EUR	300,000	369,098
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	247,454
Series EMTN, 6.38%, 6/7/2032	GBP	170,000	285,318
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	181,605
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	113,341
Series EMTN, 2.25%, 3/30/2023	EUR	148,000	176,019
innogy Finance B.V.:
Security Description		Principal Amount	Value
Series EMTN, 6.13%, 7/6/2039	GBP	200,000	$ 341,943
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	245,895
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	132,856
Linde AG Series EMTN, 1.75%, 9/17/2020	EUR	200,000	235,451
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	200,000	229,398
Merck Financial Services GmbH Series EMTN, 4.50%, 3/24/2020	EUR	250,000	301,728
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	200,000	235,265
Series EMTN, 1.75%, 2/22/2027	EUR	200,000	240,841
Siemens Financieringsmaatschappij NV:
Series EMTN, 1.50%, 3/10/2020	EUR	200,000	233,251
Series EMTN, 1.75%, 3/12/2021	EUR	350,000	415,537
Series EMTN, 2.88%, 3/10/2028	EUR	300,000	397,190
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	55,993
1.13%, 10/2/2023	EUR	300,000	335,369
Series EMTN, 1.63%, 1/16/2030	EUR	700,000	692,649
Series 10Y, 1.88%, 3/30/2027	EUR	500,000	541,178
Series EMTN, 2.00%, 1/14/2020	EUR	350,000	407,075
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	117,535
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 10/5/2020	EUR	200,000	227,514
Series EMTN, 1.13%, 4/4/2024	EUR	100,000	110,312
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	329,697
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	355,571
Series EMTN, 2.63%, 1/15/2024	EUR	300,000	356,002
Vonovia Finance B.V.:
Series EMTN, 1.63%, 12/15/2020	EUR	300,000	350,790

See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	$ 118,728
			17,813,657
HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	222,769
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	351,213
			573,982
IRELAND — 0.6%
Abbott Ireland Financing DAC:
Zero Coupon, 9/27/2020	EUR	200,000	227,531
0.88%, 9/27/2023	EUR	250,000	285,420
1.50%, 9/27/2026	EUR	200,000	228,333
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	228,275
			969,559
ITALY — 4.4%
Assicurazioni Generali SpA:
Series EMTN, 2.88%, 1/14/2020	EUR	185,000	216,940
Series EMTN, 5.13%, 9/16/2024	EUR	350,000	473,045
Atlantia SpA Series EMTN, 1.88%, 7/13/2027	EUR	150,000	143,130
Autostrade per l'Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	252,932
Enel Finance International NV:
Series EMTN, 1.00%, 9/16/2024	EUR	100,000	112,792
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	292,255
Series EMTN, 5.00%, 9/14/2022	EUR	450,000	596,889
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	216,077
Series EMTN, 5.75%, 9/14/2040	GBP	300,000	449,062
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	126,416
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	390,725
Series EMTN, 3.75%, 9/12/2025	EUR	250,000	326,256
Series EMTN, 4.00%, 6/29/2020	EUR	200,000	241,915
Series EMTN, 4.25%, 2/3/2020	EUR	300,000	358,421
Intesa Sanpaolo SpA:
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 3/4/2022	EUR	515,000	$ 578,235
Series EMTN, 1.38%, 1/18/2024	EUR	100,000	110,090
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	312,301
Series EMTN, 2.00%, 6/18/2021	EUR	200,000	231,975
Series EMTN, 4.00%, 10/30/2023	EUR	300,000	373,226
Series EMTN, 4.13%, 4/14/2020	EUR	200,000	238,367
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	212,283
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	284,852
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	215,349
Series EMTN, 4.75%, 3/15/2021	EUR	100,000	125,354
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	409,570
Series EMTN, 2.13%, 10/24/2026	EUR	300,000	333,234
Series EMTN, 3.25%, 1/14/2021	EUR	200,000	238,226
			7,859,917
JAPAN — 0.8%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	921,724
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	400,000	464,201
			1,385,925
LUXEMBOURG — 1.3%
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	300,000	336,226
Holcim Finance Luxembourg SA:
Series EMTN, 1.38%, 5/26/2023	EUR	300,000	347,080
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	111,694
Novartis Finance SA:
Zero Coupon, 3/31/2021	EUR	300,000	343,293
0.13%, 9/20/2023	EUR	200,000	226,294
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	300,000	340,572
1.50%, 3/26/2030	EUR	200,000	226,953

See accompanying notes to financial statements.
45

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
2.00%, 3/26/2038	EUR	300,000	$ 336,130
			2,268,242
MEXICO — 0.4%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	100,000	121,909
4.38%, 8/7/2041	GBP	200,000	287,846
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	233,203
			642,958
NETHERLANDS — 10.0%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	200,000	227,153
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	396,358
Series EMTN, 2.13%, 11/26/2020	EUR	200,000	237,533
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	372,846
Series EMTN, 4.13%, 3/28/2022	EUR	250,000	320,161
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	230,311
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	400,000	444,545
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	113,840
1.50%, 6/26/2026	EUR	300,000	333,085
BMW Finance NV:
Series EMTN, 0.13%, 7/3/2020	EUR	200,000	228,505
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	342,255
Series EMTN, 0.38%, 7/10/2023	EUR	300,000	336,203
Series EMTN, 0.88%, 11/17/2020	EUR	300,000	347,328
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	200,000	230,512
Series GMTN, 1.25%, 3/23/2026	EUR	400,000	468,778
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	352,512
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	193,903
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	247,689
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	254,596
Series GMTN, 4.13%, 1/14/2020	EUR	700,000	835,183
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	494,873
4.13%, 7/14/2025	EUR	550,000	761,517
Security Description		Principal Amount	Value
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	$ 252,156
Series EMTN, 4.75%, 6/6/2022	EUR	600,000	789,802
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	200,000	229,483
Series EMTN, 0.63%, 4/3/2023	EUR	500,000	571,758
Series EMTN, 0.88%, 1/30/2024	EUR	300,000	344,773
Series EMTN, 1.38%, 1/30/2027	EUR	500,000	569,386
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	225,618
Enel Finance International NV 1.38%, 6/1/2026	EUR	400,000	442,161
Heineken NV Series EMTN, 2.13%, 8/4/2020	EUR	200,000	236,186
ING Bank NV:
Series EMTN, 0.70%, 4/16/2020	EUR	300,000	345,771
Series EMTN, 0.75%, 2/22/2021	EUR	200,000	231,306
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	515,693
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	300,000	342,477
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	227,292
Series EMTN, 1.13%, 2/14/2025	EUR	500,000	559,764
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	218,824
Series EMTN, 2.00%, 9/20/2028	EUR	400,000	455,568
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	219,355
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	231,225
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	200,000	223,639
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	111,218
Series EMTN, 0.75%, 8/15/2028	EUR	200,000	217,802
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	117,022
Series EMTN, 1.25%, 3/15/2022	EUR	300,000	353,947

See accompanying notes to financial statements.
46

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	$ 229,021
Series EMTN, 1.63%, 3/24/2021	EUR	100,000	118,338
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	356,298
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	242,919
Series EMTN, 2.50%, 3/24/2026	EUR	200,000	252,466
Siemens Financieringsmaatschappij NV Series EMTN, 1.38%, 9/6/2030	EUR	100,000	113,618
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	300,000	340,911
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	222,471
			17,677,954
NORWAY — 0.6%
DNB Bank ASA:
Series EMTN, 3.88%, 6/29/2020	EUR	250,000	302,440
Series EMTN, 4.25%, 1/18/2022	EUR	200,000	256,040
Series EMTN, 4.38%, 2/24/2021	EUR	400,000	498,674
			1,057,154
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	154,094
SPAIN — 5.4%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	300,000	319,786
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	200,000	229,349
Series GMTN, 0.75%, 9/11/2022	EUR	300,000	337,636
Series GMTN, 1.00%, 1/20/2021	EUR	300,000	348,557
Banco de Sabadell SA Series EMTN, 0.88%, 3/5/2023	EUR	200,000	217,621
Banco Santander SA:
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	223,560
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	234,220
1.38%, 2/9/2022	EUR	200,000	231,427
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	352,347
Security Description		Principal Amount	Value
Series EMTN, 4.00%, 1/24/2020	EUR	200,000	$ 238,288
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	223,332
Series EMTN, 1.13%, 1/12/2023	EUR	300,000	335,789
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	223,674
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	200,000	229,562
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	200,000	227,853
Series EMTN, 4.13%, 3/23/2020	EUR	150,000	180,162
Iberdrola International B.V.:
Series EMTN, 1.13%, 4/21/2026	EUR	200,000	226,264
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	244,831
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	224,734
Naturgy Capital Markets SA Series EMTN, 1.13%, 4/11/2024	EUR	200,000	230,154
Repsol International Finance B.V.:
Series EMTN, 2.63%, 5/28/2020	EUR	200,000	236,457
Series EMTN, 3.63%, 10/7/2021	EUR	200,000	249,531
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	200,000	229,404
Series EMTN, 0.90%, 2/18/2020	EUR	300,000	346,018
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	233,803
Telefonica Emisiones SA:
Series EMTN, 0.32%, 10/17/2020	EUR	200,000	229,256
Series EMTN, 0.75%, 4/13/2022	EUR	300,000	344,683
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	111,120
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	339,639
Series EMTN, 1.48%, 9/14/2021	EUR	200,000	235,944
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	347,658
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	334,611
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	241,644

See accompanying notes to financial statements.
47

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	$ 247,811
Series GMTN, 3.99%, 1/23/2023	EUR	300,000	388,760
Series EMTN, 4.71%, 1/20/2020	EUR	200,000	239,831
Series EMTN, 5.60%, 3/12/2020	GBP	100,000	132,885
			9,568,201
SWEDEN — 2.1%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	100,000	116,763
Series EMTN, 1.13%, 2/12/2025	EUR	300,000	351,892
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	346,472
Series EMTN, 2.00%, 2/17/2021	EUR	300,000	356,731
Series EMTN, 3.25%, 7/5/2022	EUR	200,000	251,292
Series EMTN, 4.00%, 6/29/2020	EUR	250,000	303,050
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	347,925
Series EMTN, 2.00%, 2/19/2021	EUR	300,000	356,578
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	114,031
Series EMTN, 1.13%, 12/14/2022	EUR	200,000	234,360
Series EMTN, 2.25%, 8/27/2020	EUR	200,000	237,105
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	246,943
Series EMTN, 4.38%, 10/20/2021	EUR	400,000	510,277
			3,773,419
SWITZERLAND — 3.5%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	115,819
Series EMTN, 1.13%, 9/15/2020	EUR	300,000	349,029
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	470,461
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	353,528
Credit Suisse Group AG:
2.13%, 9/12/2025 (a)	GBP	200,000	241,507
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	200,000	223,399
Security Description		Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	195,000	$ 201,738
Series EMTN, 1.25%, 4/14/2022	EUR	455,000	524,026
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	250,000	287,029
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	227,816
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	200,000	233,834
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	250,000	328,117
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	400,000	454,518
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	227,482
Series EMTN, 1.13%, 6/30/2020	EUR	235,000	272,750
Series EMTN, 1.25%, 12/10/2020	GBP	200,000	252,799
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	469,380
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	333,468
1.50%, 11/30/2024	EUR	300,000	344,892
1.75%, 11/16/2022	EUR	300,000	353,909
			6,265,501
UNITED KINGDOM — 11.5%
Barclays PLC:
Series EMTN, 1.38%, 1/24/2026 (a)	EUR	200,000	211,434
Series EMTN, 1.50%, 4/1/2022	EUR	148,000	168,475
Series EMTN, 1.88%, 3/23/2021	EUR	300,000	348,509
Series EMTN, 1.88%, 12/8/2023	EUR	200,000	225,784
2.38%, 10/6/2023 (a)	GBP	200,000	246,803
Series EMTN, 3.13%, 1/17/2024	GBP	200,000	251,305
Series EMTN, 3.25%, 2/12/2027	GBP	300,000	365,925
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	223,839
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	314,459

See accompanying notes to financial statements.
48

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	$ 168,990
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	229,875
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	349,107
Series EMTN, 1.37%, 3/3/2022	EUR	200,000	235,848
Series EMTN, 1.53%, 9/26/2022	EUR	300,000	355,477
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	230,043
Series EMTN, 2.18%, 9/28/2021	EUR	200,000	240,616
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	253,478
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	300,000	344,574
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	220,351
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	114,384
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	217,694
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	339,059
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	118,936
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	112,414
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	218,356
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	265,676
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	99,206	126,817
GlaxoSmithKline Capital PLC:
Zero Coupon, 9/12/2020	EUR	100,000	114,123
Series EMTN, 1.38%, 12/2/2024	EUR	300,000	352,340
Series EMTN, 4.25%, 12/18/2045	GBP	200,000	307,417
Series EMTN, 5.25%, 12/19/2033	GBP	150,000	249,279
Series EMTN, 5.25%, 4/10/2042	GBP	200,000	346,156
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	286,276
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	150,597
Security Description		Principal Amount	Value
Series REGS, 5.23%, 2/15/2023	GBP	150,000	$ 215,252
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	173,058
Series REGS, 6.45%, 12/10/2031	GBP	200,000	346,335
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	164,481
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	300,000	369,078
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	441,845
Series EMTN, 1.50%, 3/15/2022	EUR	500,000	581,406
2.26%, 11/13/2026 (a)	GBP	300,000	363,247
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	360,755
2.63%, 8/16/2028	GBP	200,000	245,075
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	148,000	174,683
Series EMTN, 9.00%, 2/17/2022	GBP	250,000	380,125
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	200,000	231,687
Series EMTN, 6.50%, 9/17/2040	GBP	200,000	373,393
Lloyds Banking Group PLC:
Series EMTN, 0.63%, 1/15/2024 (a)	EUR	400,000	435,313
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	106,222
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	243,444
Nationwide Building Society 1.50%, 3/8/2026 (a)	EUR	200,000	216,965
Natwest Markets PLC Series EMTN, 5.50%, 3/23/2020	EUR	300,000	363,977
Royal Bank of Scotland Group PLC:
Series EMTN, 1.75%, 3/2/2026 (a)	EUR	500,000	545,351
Series EMTN, 2.50%, 3/22/2023	EUR	322,000	375,165
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	300,000	343,949
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	219,734
Santander UK PLC Series EMTN, 1.88%, 2/17/2020	GBP	100,000	127,426
Sky Ltd.:

See accompanying notes to financial statements.
49

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	$ 377,389
Series EMTN, 2.50%, 9/15/2026	EUR	200,000	242,636
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	233,772
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	246,798
University of Oxford 2.54%, 12/8/2117	GBP	150,000	167,641
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	200,000	227,883
Series EMTN, 1.00%, 9/11/2020	EUR	159,000	183,964
Series EMTN, 1.13%, 11/20/2025	EUR	200,000	221,870
Series EMTN, 1.25%, 8/25/2021	EUR	300,000	350,482
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	208,600
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	355,222
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	175,223
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	505,250
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	202,674
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	111,168
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	128,155
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	200,000	222,732
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	200,000	285,958
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	161,903
			20,311,702
UNITED STATES — 25.4%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	314,000	361,942
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	230,537
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	217,347
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	233,522
4.00%, 9/13/2029	GBP	100,000	138,914
Security Description		Principal Amount	Value
Apple, Inc.:
0.88%, 5/24/2025	EUR	100,000	$ 115,232
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	118,144
Series EMTN, 1.00%, 11/10/2022	EUR	300,000	354,434
1.38%, 1/17/2024	EUR	100,000	119,304
1.38%, 5/24/2029	EUR	200,000	231,705
1.63%, 11/10/2026	EUR	300,000	358,468
2.00%, 9/17/2027	EUR	200,000	245,174
3.05%, 7/31/2029	GBP	100,000	136,158
Series MTN, 3.70%, 8/28/2022	AUD	220,000	160,415
AT&T, Inc.:
1.30%, 9/5/2023	EUR	300,000	346,030
1.45%, 6/1/2022	EUR	300,000	350,555
1.80%, 9/5/2026	EUR	100,000	113,406
1.88%, 12/4/2020	EUR	100,000	117,525
2.35%, 9/5/2029	EUR	100,000	111,559
2.40%, 3/15/2024	EUR	300,000	360,466
2.45%, 3/15/2035	EUR	300,000	302,089
2.50%, 3/15/2023	EUR	300,000	363,371
2.65%, 12/17/2021	EUR	200,000	242,179
3.15%, 9/4/2036	EUR	359,000	391,061
3.50%, 12/17/2025	EUR	200,000	255,252
3.55%, 12/17/2032	EUR	300,000	357,697
4.25%, 6/1/2043	GBP	200,000	254,255
4.38%, 9/14/2029	GBP	150,000	204,095
4.88%, 6/1/2044	GBP	350,000	485,112
Series EMTN, 7.00%, 4/30/2040		100,000	176,222
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	176,222
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	339,901
Series EMTN, 1.38%, 9/10/2021	EUR	400,000	469,194
Series EMTN, 1.63%, 9/14/2022	EUR	300,000	354,000
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	125,657
Series EMTN, 2.38%, 6/19/2024	EUR	100,000	121,587
Series EMTN, 2.50%, 7/27/2020	EUR	300,000	355,261
Series EMTN, 6.13%, 9/15/2021	GBP	200,000	282,642
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	428,815
Series EMTN, 3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022 (a)	EUR	100,000	114,784
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	300,000	344,520

See accompanying notes to financial statements.
50

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	400,000	$ 461,139
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	100,000	114,859
1.13%, 3/16/2027	EUR	300,000	337,696
1.30%, 3/15/2024	EUR	150,000	175,442
1.63%, 3/16/2035	EUR	300,000	331,810
Booking Holdings, Inc.:
0.80%, 3/10/2022		100,000	115,421
0.80%, 3/10/2022	EUR	100,000	115,421
2.38%, 9/23/2024	EUR	100,000	121,197
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	561,212
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	234,636
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	219,782
1.75%, 1/28/2025	EUR	400,000	466,040
Series EMTN, 2.38%, 5/22/2024	EUR	300,000	363,456
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	347,304
1.13%, 3/9/2027	EUR	200,000	229,330
1.63%, 3/9/2035	EUR	300,000	335,602
1.88%, 9/22/2026	EUR	300,000	365,205
FedEx Corp. 1.63%, 1/11/2027	EUR	300,000	337,341
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	200,000	219,498
Series EMTN, 2.25%, 7/20/2020	EUR	150,000	175,575
Series EMTN, 2.63%, 3/15/2023	EUR	200,000	232,840
Series EMTN, 5.38%, 1/23/2020	EUR	200,000	239,764
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	322,941
0.88%, 5/17/2025	EUR	400,000	410,454
1.25%, 5/26/2023	EUR	300,000	328,051
1.50%, 5/17/2029	EUR	500,000	494,927
1.88%, 5/28/2027	EUR	100,000	105,087
2.13%, 5/17/2037	EUR	300,000	267,184
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	400,000	442,660
Series EMTN, 1.38%, 7/26/2022	EUR	300,000	348,753
Series EMTN, 1.38%, 5/15/2024	EUR	400,000	454,183
Series EMTN, 1.63%, 7/27/2026	EUR	400,000	442,826
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	470,768
Security Description		Principal Amount	Value
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	$ 117,385
Series EMTN, 2.50%, 10/18/2021	EUR	200,000	240,414
Series EMTN, 2.63%, 8/19/2020	EUR	50,000	59,242
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	238,299
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	247,417
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	409,243
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	200,000	230,299
1.30%, 2/22/2023		100,000	118,108
1.30%, 2/22/2023	EUR	100,000	118,108
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	300,000	345,463
0.95%, 5/23/2025	EUR	100,000	113,573
1.25%, 5/26/2023	EUR	200,000	235,797
1.50%, 5/23/2029	EUR	300,000	338,712
1.88%, 11/6/2020		200,000	236,295
1.88%, 11/6/2020	EUR	100,000	118,148
Series EMTN, 2.75%, 12/21/2020	GBP	100,000	130,221
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	127,468
Johnson & Johnson:
0.25%, 1/20/2022	EUR	200,000	229,149
1.65%, 5/20/2035	EUR	300,000	341,994
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	224,722
Series EMTN, 1.38%, 9/16/2021	EUR	300,000	352,335
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	354,314
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	116,307
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	230,810
Series EMTN, 2.63%, 4/23/2021	EUR	300,000	361,286
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	492,711
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	247,612
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	256,182
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	383,393
Series EMTN, 3.88%, 9/23/2020	EUR	200,000	243,256
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	600,000	686,056

See accompanying notes to financial statements.
51

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	300,000	$ 335,930
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	229,978
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	234,320
1.88%, 10/15/2026	EUR	200,000	243,096
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	301,778
3.13%, 12/6/2028	EUR	400,000	545,216
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	115,083
Series EMTN, 1.34%, 10/23/2026 (a)	EUR	100,000	111,771
Series GMTN, 1.38%, 10/27/2026	EUR	300,000	332,802
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	350,637
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	231,763
1.88%, 3/30/2023	EUR	200,000	237,064
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	573,112
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	358,179
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	251,579
Series GMTN, 5.38%, 8/10/2020	EUR	250,000	309,517
Mylan NV 2.25%, 11/22/2024	EUR	200,000	228,006
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	300,000	358,306
Pfizer, Inc.:
Zero Coupon, 3/6/2020	EUR	100,000	114,523
0.25%, 3/6/2022	EUR	200,000	228,885
Series REGS, 2.74%, 6/15/2043	GBP	300,000	372,007
5.75%, 6/3/2021	EUR	250,000	326,632
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	349,591
Series EMTN, 2.88%, 3/3/2026	EUR	200,000	248,183
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	229,391
2.38%, 9/23/2024		100,000	121,197
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	235,587
2.00%, 8/16/2022	EUR	200,000	243,307
4.88%, 5/11/2027	EUR	200,000	298,232
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	248,000	275,196
Toyota Motor Credit Corp.:
Security Description		Principal Amount	Value
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	$ 232,000
Series EMTN, 1.00%, 9/10/2021	EUR	200,000	233,482
Series EMTN, 1.80%, 7/23/2020	EUR	200,000	235,050
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	227,341
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	224,583
1.38%, 10/27/2026	EUR	300,000	340,358
1.38%, 11/2/2028	EUR	200,000	219,214
2.63%, 12/1/2031	EUR	200,000	236,553
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	343,751
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	320,752
3.38%, 10/27/2036	GBP	100,000	124,433
Walmart, Inc.:
4.88%, 9/21/2029	EUR	250,000	384,600
5.25%, 9/28/2035	GBP	150,000	262,984
5.63%, 3/27/2034	GBP	100,000	177,885
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	600,000	650,064
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	233,367
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	336,818
Series EMTN, 1.50%, 9/12/2022	EUR	300,000	352,708
Series EMTN, 1.50%, 5/24/2027	EUR	300,000	337,365
Series EMTN, 1.63%, 6/2/2025	EUR	250,000	290,206
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	246,261
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	353,322
Series EMTN, 2.13%, 4/22/2022	GBP	100,000	127,247
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	120,445
Series EMTN, 2.25%, 9/3/2020	EUR	200,000	236,551
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	120,938
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	305,975
4.63%, 11/2/2035	GBP	150,000	233,412

See accompanying notes to financial statements.
52

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	200,000	$ 236,698
			44,832,707
TOTAL CORPORATE BONDS & NOTES (Cost $186,867,266)			173,353,446
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $6,519)	6,519	6,519
TOTAL INVESTMENTS — 98.1% (Cost $186,873,785)		173,359,965
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		3,328,489
NET ASSETS — 100.0%		$ 176,688,454

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$173,353,446	$—	$173,353,446
Short-Term Investment	6,519	—	—	6,519
TOTAL INVESTMENTS	$6,519	$173,353,446	$—	$173,359,965
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,970	$ 8,970	$1,186,536	$1,188,987	$—	$—	6,519	$6,519	$358	$—
State Street Navigator Securities Lending Government Money Market Portfolio	292,825	292,825	122,462	415,287	—	—	—	—	325	—
Total		$301,795	$1,308,998	$1,604,274	$—	$—		$6,519	$683	$—
See accompanying notes to financial statements.
53

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 84.8%
AEROSPACE & DEFENSE — 0.5%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.91%, 5/11/2020 (a)	$ 3,304,000	$ 3,300,993
3 Month USD LIBOR + 0.38%, 3.00%, 5/11/2021 (a)	5,895,000	5,886,983
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80%, 3.59%, 6/15/2021 (a)	3,318,000	3,271,913
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 2.89%, 11/1/2019 (a)	4,148,000	4,144,018
3 Month USD LIBOR + 0.65%, 3.28%, 8/16/2021 (a)	5,590,000	5,562,050
		22,165,957
AGRICULTURE — 0.3%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 3.20%, 8/14/2020	7,385,000	7,309,525
3 Month USD LIBOR + 0.88%, 3.50%, 8/15/2022	4,197,000	4,077,050
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 3.07%, 2/21/2020 (a)	2,355,000	2,356,554
		13,743,129
AUTO MANUFACTURERS — 7.7%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.26%, 3.05%, 6/16/2020 (a)	5,137,000	5,114,654
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.83%, 2/12/2021 (a)	6,460,000	6,399,664
Series MTN, 3 Month USD LIBOR + 0.15%, 2.62%, 1/22/2019 (a)	4,990,000	4,989,701
Series MTN, 3 Month USD LIBOR + 0.15%, 2.77%, 11/13/2019 (a)	1,745,000	1,743,150
Series MTN, 3 Month USD LIBOR + 0.27%, 2.74%, 7/20/2020 (a)	1,829,000	1,823,129
Series MTN, 3 Month USD LIBOR + 0.29%, 3.06%, 12/10/2021	4,600,000	4,547,698
Series MTN, 3 Month USD LIBOR + 0.34%, 2.95%, 2/14/2020 (a)	3,664,000	3,655,719
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.35%, 2.93%, 11/5/2021 (a)	$ 7,050,000	$ 6,971,957
Series MTN, 3 Month USD LIBOR + 0.47%, 3.10%, 11/16/2022 (a)	2,780,000	2,741,580
Series MTN, 3 Month USD LIBOR + 0.83%, 3.50%, 2/22/2019 (a)	3,446,000	3,448,791
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.98%, 8/14/2020 (a) (b) (c)	6,828,000	6,783,003
3 Month USD LIBOR + 0.41%, 2.84%, 4/12/2021 (a) (b)	7,414,000	7,350,314
3 Month USD LIBOR + 0.50%, 3.12%, 8/13/2021 (a) (b)	5,225,000	5,175,310
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.97%, 5/4/2020 (a) (b)	3,600,000	3,580,740
3 Month USD LIBOR + 0.43%, 3.05%, 2/12/2021 (a) (b)	3,240,000	3,204,392
3 Month USD LIBOR + 0.45%, 3.13%, 2/22/2021 (a) (b)	5,730,000	5,665,423
3 Month USD LIBOR + 0.53%, 3.11%, 5/5/2020 (a) (b)	4,648,000	4,631,221
3 Month USD LIBOR + 0.55%, 3.13%, 5/4/2021 (a) (b) (c)	10,150,000	10,046,673
3 Month USD LIBOR + 0.62%, 3.14%, 10/30/2019 (a) (b) (c)	2,600,000	2,603,640
3 Month USD LIBOR + 0.63%, 3.04%, 1/6/2020 (a) (b)	2,100,000	2,098,320
3 Month USD LIBOR + 0.67%, 3.25%, 11/5/2021 (a) (b)	3,375,000	3,343,005
3 Month USD LIBOR + 0.84%, 3.42%, 5/4/2023 (a) (b)	7,000,000	6,925,940
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.85%, 2/15/2023 (a)	6,628,000	6,133,286
3 Month USD LIBOR + 0.79%, 3.57%, 6/12/2020 (a) (c)	6,567,000	6,474,274
3 Month USD LIBOR + 0.81%, 3.22%, 4/5/2021 (a)	2,568,000	2,505,135

See accompanying notes to financial statements.
54

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.83%, 3.45%, 8/12/2019 (a)	$ 4,830,000	$ 4,821,258
3 Month USD LIBOR + 0.88%, 3.31%, 10/12/2021 (a)	12,250,000	11,784,622
3 Month USD LIBOR + 0.93%, 3.51%, 11/4/2019 (a)	1,265,000	1,267,037
3 Month USD LIBOR + 1.00%, 3.41%, 1/9/2020 (a)	4,554,000	4,521,166
3 Month USD LIBOR + 1.08%, 3.66%, 8/3/2022 (a)	8,907,000	8,308,093
3 Month USD LIBOR + 1.27%, 4.08%, 3/28/2022 (a)	5,965,000	5,710,056
Series 1, 3 Month USD LIBOR + 0.83%, 3.61%, 3/12/2019 (a)	7,560,000	7,563,326
Series MTN, 3 Month USD LIBOR + 1.58%, 3.99%, 1/8/2019 (a)	3,375,000	3,375,473
General Motors Co.:
3 Month USD LIBOR + 0.80%, 3.39%, 8/7/2020 (a)	4,402,000	4,362,514
3 Month USD LIBOR + 0.90%, 3.67%, 9/10/2021 (a)	2,865,000	2,803,574
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 3.13%, 11/6/2020 (a)	3,650,000	3,583,607
3 Month USD LIBOR + 0.85%, 3.26%, 4/9/2021 (a)	4,849,000	4,706,682
3 Month USD LIBOR + 0.93%, 3.37%, 4/13/2020 (a)	6,318,000	6,276,112
3 Month USD LIBOR + 0.99%, 3.40%, 1/5/2023 (a)	5,000,000	4,751,800
3 Month USD LIBOR + 1.10%, 3.69%, 11/6/2021 (a) (c)	2,400,000	2,361,408
3 Month USD LIBOR + 1.31%, 4.11%, 6/30/2022 (a)	9,250,000	9,037,713
3 Month USD LIBOR + 1.45%, 4.05%, 5/9/2019 (a)	3,550,000	3,562,212
3 Month USD LIBOR + 1.55%, 3.99%, 1/14/2022 (a)	7,318,000	7,265,676
Security Description	Principal Amount	Value
Harley-Davidson Financial Services, Inc.:
3 Month USD LIBOR + 0.50%, 3.15%, 5/21/2020 (a) (b) (c)	$ 4,430,000	$ 4,432,747
3 Month USD LIBOR + 0.94%, 3.65%, 3/2/2021 (a) (b)	3,000,000	3,000,960
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 3.35%, 7/8/2021 (a) (b)	2,000,000	1,999,560
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.83%, 7/13/2020 (a) (b)	2,000,000	1,980,540
3 Month USD LIBOR + 0.39%, 3.20%, 9/28/2020 (a) (b)	1,700,000	1,679,770
3 Month USD LIBOR + 0.52%, 3.30%, 9/13/2019 (a) (b)	3,552,000	3,543,759
3 Month USD LIBOR + 0.63%, 3.42%, 9/21/2021 (a) (b) (c)	3,788,000	3,752,014
3 Month USD LIBOR + 0.65%, 3.09%, 7/13/2022 (a) (b)	4,280,000	4,216,699
3 Month USD LIBOR + 0.69%, 3.50%, 9/28/2022 (a) (b)	6,361,000	6,270,101
3 Month USD LIBOR + 0.89%, 3.33%, 1/13/2022 (a) (b)	5,457,000	5,390,206
3 Month USD LIBOR + 1.01%, 3.78%, 3/8/2019 (a) (b)	1,435,000	1,436,435
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.51%, 1/10/2020 (a)	2,931,000	2,921,591
3 Month USD LIBOR + 0.26%, 2.71%, 4/17/2020 (a)	3,397,000	3,384,431
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.97%, 9/18/2020 (a) (c)	6,650,000	6,606,110
Series MTN, 3 Month USD LIBOR + 0.14%, 2.75%, 11/14/2019 (a)	3,350,000	3,345,143
Series MTN, 3 Month USD LIBOR + 0.26%, 2.67%, 1/9/2019 (a)	5,442,000	5,442,000
Series MTN, 3 Month USD LIBOR + 0.28%, 2.72%, 4/13/2021 (a)	12,409,000	12,333,926

See accompanying notes to financial statements.
55

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.37%, 3.15%, 3/12/2020 (a)	$ 3,064,000	$ 3,060,415
Series MTN, 3 Month USD LIBOR + 0.40%, 3.04%, 5/17/2022 (a)	350,000	345,454
Series MTN, 3 Month USD LIBOR + 0.44%, 2.88%, 10/18/2019 (a)	3,122,000	3,125,341
Series MTN, 3 Month USD LIBOR + 0.48%, 3.25%, 9/8/2022 (a)	8,202,000	8,141,961
Series MTN, 3 Month USD LIBOR + 0.69%, 3.11%, 1/11/2022 (a)	5,602,000	5,596,118
Series MTN, 3 Month USD LIBOR + 0.82%, 3.46%, 2/19/2019 (a)	5,280,000	5,284,118
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 3.39%, 11/13/2020 (a) (b)	8,500,000	8,442,285
3 Month USD LIBOR + 0.94%, 3.56%, 11/12/2021 (a) (b)	6,000,000	5,943,120
		325,693,852
BANKS — 51.7%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.86%, 1/19/2021 (a) (b)	4,580,000	4,549,543
3 Month USD LIBOR + 0.57%, 3.26%, 8/27/2021 (a) (b)	8,634,000	8,584,182
3 Month USD LIBOR + 0.64%, 3.08%, 1/18/2019 (a) (b)	14,559,000	14,561,184
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 3.49%, 1/25/2022 (a) (b)	1,000,000	1,001,550
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 3.75%, 6/14/2023 (a) (b)	4,950,000	4,945,100
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.92%, 11/9/2020 (a) (b)	4,969,000	4,947,882
3 Month USD LIBOR + 0.46%, 3.10%, 5/17/2021 (a) (b)	6,800,000	6,766,748
3 Month USD LIBOR + 0.50%, 3.14%, 8/19/2020 (a) (b)	5,797,000	5,793,464
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.66%, 3.48%, 9/23/2019 (a) (b)	$ 6,690,000	$ 6,707,595
3 Month USD LIBOR + 0.71%, 3.35%, 5/19/2022 (a) (b)	4,040,000	4,025,214
3 Month USD LIBOR + 0.87%, 3.55%, 11/23/2021 (a) (b)	2,700,000	2,706,372
3 Month USD LIBOR + 0.99%, 3.73%, 6/1/2021 (a) (b)	5,000,000	5,034,600
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.77%, 2/23/2023 (a)	1,850,000	1,810,262
3 Month USD LIBOR + 1.12%, 3.55%, 4/12/2023 (a)	5,400,000	5,290,596
3 Month USD LIBOR + 1.56%, 3.98%, 4/11/2022 (a)	6,130,000	6,105,480
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.86%, 1/23/2022 (a)	9,238,000	9,061,831
3 Month USD LIBOR + 1.00%, 3.49%, 4/24/2023 (a)	11,463,000	11,330,602
3 Month USD LIBOR + 1.04%, 3.48%, 1/15/2019 (a)	8,642,000	8,643,728
Series GMTN, 3 Month USD LIBOR + 0.66%, 3.13%, 7/21/2021 (a)	8,650,000	8,616,784
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.87%, 4/19/2021 (a)	9,197,000	9,330,173
Series MTN, 3 Month USD LIBOR + 0.65%, 3.45%, 10/1/2021 (a)	6,540,000	6,499,060
Series MTN, 3 Month USD LIBOR + 0.65%, 3.47%, 6/25/2022 (a)	8,650,000	8,541,875
Series MTN, 3 Month USD LIBOR + 0.87%, 3.67%, 4/1/2019 (a)	7,677,000	7,688,285
Series MTN, 3 Month USD LIBOR + 1.16%, 3.63%, 1/20/2023 (a)	3,932,000	3,923,586
Series MTN, 3 Month USD LIBOR + 1.18%, 3.65%, 10/21/2022 (a)	2,723,000	2,723,980
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.25%, 2.96%, 8/28/2020 (a)	7,450,000	7,420,200
Bank of Montreal:

See accompanying notes to financial statements.
56

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 3 Month USD LIBOR + 0.46%, 2.90%, 4/13/2021 (a)	$ 5,379,000	$ 5,354,795
Series MTN, 3 Month USD LIBOR + 0.25%, 3.02%, 9/11/2019 (a)	5,175,000	5,174,948
Series MTN, 3 Month USD LIBOR + 0.34%, 2.78%, 7/13/2020 (a)	6,682,000	6,653,936
Series MTN, 3 Month USD LIBOR + 0.44%, 3.23%, 6/15/2020 (a)	6,721,000	6,709,507
Series MTN, 3 Month USD LIBOR + 0.63%, 3.40%, 9/11/2022 (a)	1,200,000	1,191,768
Series MTN, 3 Month USD LIBOR + 0.65%, 3.09%, 7/18/2019 (a)	9,331,000	9,349,102
Series MTN, 3 Month USD LIBOR + 0.79%, 3.48%, 8/27/2021 (a)	6,448,000	6,464,636
Bank of New York Mellon Series BKNT, 3 Month USD LIBOR + 0.30%, 3.04%, 12/4/2020	6,000,000	6,001,860
Bank of New York Mellon Corp.:
Series MTN, 3 Month USD LIBOR + 0.48%, 3.25%, 9/11/2019 (a)	3,692,000	3,698,756
Series MTN, 3 Month USD LIBOR + 0.87%, 3.51%, 8/17/2020 (a) (c)	2,066,000	2,081,495
Bank of Nova Scotia:
3 Month USD LIBOR + 0.62%, 3.37%, 12/5/2019 (a)	2,701,000	2,704,538
3 Month USD LIBOR + 0.64%, 3.41%, 3/7/2022 (a)	5,091,000	5,065,698
3 Month USD LIBOR + 0.83%, 3.27%, 1/15/2019 (a)	2,219,000	2,219,311
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.70%, 1/8/2021 (a)	4,314,000	4,281,990
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.83%, 7/14/2020 (a)	4,020,000	4,007,659
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.91%, 4/20/2021 (a)	10,715,000	10,651,781
Series BKNT, 3 Month USD LIBOR + 0.62%, 3.42%, 9/19/2022 (a)	3,000,000	2,982,720
Banque Federative du Credit Mutuel SA:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.49%, 2.96%, 7/20/2020 (a) (b)	$ 1,900,000	$ 1,895,934
3 Month USD LIBOR + 0.73%, 3.20%, 7/20/2022 (a) (b)	5,700,000	5,659,245
3 Month USD LIBOR + 0.96%, 3.43%, 7/20/2023 (a) (b)	5,650,000	5,569,714
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.88%, 1/11/2021 (a)	7,818,000	7,742,087
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.14%, 8/7/2019 (a)	1,500,000	1,499,475
Series GMTN, 3 Month USD LIBOR + 0.65%, 3.24%, 8/7/2020 (a)	1,111,000	1,105,389
Barclays PLC:
3 Month USD LIBOR + 1.43%, 4.05%, 2/15/2023	6,810,000	6,558,575
3 Month USD LIBOR + 1.63%, 4.04%, 1/10/2023 (a) (c)	10,725,000	10,514,468
3 Month USD LIBOR + 2.11%, 4.73%, 8/10/2021 (a)	13,211,000	13,296,739
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.76%, 2/1/2021 (a)	5,052,000	4,989,052
Series MTN, 3 Month USD LIBOR + 0.57%, 3.36%, 6/15/2020 (a)	4,078,000	4,080,080
Series MTN, 3 Month USD LIBOR + 0.65%, 3.45%, 4/1/2022 (a)	2,000,000	2,011,220
Series MTN, 3 Month USD LIBOR + 0.66%, 3.20%, 2/1/2019 (a)	7,162,000	7,162,000
BNG Bank NV 3 Month USD LIBOR + 0.10%, 2.54%, 7/14/2020 (a) (b) (c)	21,575,000	21,597,654
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.90%, 5/22/2022 (a) (b)	6,080,000	6,080,669
3 Month USD LIBOR + 1.24%, 4.02%, 9/12/2023 (a) (b)	4,000,000	3,937,000
Series MTN, 3 Month USD LIBOR + 0.88%, 3.59%, 5/31/2022 (a)	5,785,000	5,718,357
Branch Banking & Trust Co.:

See accompanying notes to financial statements.
57

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.45%, 2.89%, 1/15/2020 (a)	$ 2,266,000	$ 2,266,929
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.96%, 6/1/2020 (a)	4,650,000	4,632,098
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.87%, 2/2/2021 (a)	4,839,000	4,793,417
3 Month USD LIBOR + 0.52%, 3.26%, 9/6/2019 (a)	3,470,000	3,473,817
3 Month USD LIBOR + 0.72%, 3.51%, 6/16/2022 (a)	5,581,000	5,549,132
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.72%, 10/5/2020 (a)	5,156,000	5,127,384
Series BKNT, 3 Month USD LIBOR + 0.66%, 3.44%, 9/13/2023 (a)	4,700,000	4,637,537
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.97%, 10/30/2020 (a)	2,500,000	2,480,250
3 Month USD LIBOR + 0.72%, 3.24%, 1/30/2023 (a)	11,655,000	11,334,604
3 Month USD LIBOR + 0.76%, 3.38%, 5/12/2020 (a)	5,017,000	5,009,976
3 Month USD LIBOR + 0.95%, 3.72%, 3/9/2022 (a)	1,716,000	1,691,341
Capital One NA:
3 Month USD LIBOR + 0.77%, 3.54%, 9/13/2019 (a)	1,423,000	1,426,799
Series BKNT, 3 Month USD LIBOR + 0.82%, 3.41%, 8/8/2022 (a)	1,950,000	1,912,911
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.67%, 1/30/2023 (a)	310,000	307,505
Citibank NA:
3 Month USD LIBOR + 0.57%, 3.05%, 7/23/2021 (a)	10,915,000	10,822,550
3 Month USD LIBOR + 0.34%, 3.13%, 3/20/2019 (a)	6,330,000	6,331,393
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.77%, 10/20/2020 (a)	9,625,000	9,559,069
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.86%, 5/1/2020 (a)	$ 8,912,000	$ 8,872,163
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.97%, 2/12/2021 (a)	10,240,000	10,132,378
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.28%, 6/12/2020 (a)	4,346,000	4,332,701
Series FRN, 3 Month USD LIBOR + 0.26%, 3.06%, 9/18/2019 (a)	5,882,000	5,873,471
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 3.20%, 10/27/2022 (a)	12,512,000	12,207,458
3 Month USD LIBOR + 0.79%, 3.20%, 1/10/2020 (a)	5,224,000	5,231,105
3 Month USD LIBOR + 0.93%, 3.70%, 6/7/2019 (a)	13,206,000	13,233,997
3 Month USD LIBOR + 0.95%, 3.44%, 7/24/2023 (a)	1,392,000	1,360,165
3 Month USD LIBOR + 0.96%, 3.45%, 4/25/2022 (a)	19,765,000	19,506,078
3 Month USD LIBOR + 1.07%, 3.84%, 12/8/2021 (a) (c)	6,438,000	6,430,789
3 Month USD LIBOR + 1.19%, 3.75%, 8/2/2021 (a)	5,755,000	5,765,934
3 Month USD LIBOR + 1.31%, 3.82%, 10/26/2020 (a)	8,942,000	9,027,307
3 Month USD LIBOR + 1.38%, 4.18%, 3/30/2021 (a)	9,271,000	9,356,015
3 Month USD LIBOR + 1.43%, 4.17%, 9/1/2023 (a)	2,560,000	2,561,434
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.54%, 3.28%, 3/2/2020 (a)	3,285,000	3,282,471
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 3.20%, 9/18/2020 (a) (b) (c)	1,145,000	1,142,515
3 Month USD LIBOR + 0.45%, 3.22%, 3/10/2020 (a) (b)	3,210,000	3,209,069
3 Month USD LIBOR + 0.64%, 2.98%, 11/7/2019 (a) (b)	2,107,000	2,112,099

See accompanying notes to financial statements.
58

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.64%, 3.23%, 11/7/2019 (a)	$ 300,000	$ 300,726
3 Month USD LIBOR + 0.68%, 3.48%, 9/18/2022 (a) (b)	4,950,000	4,921,043
3 Month USD LIBOR + 0.70%, 3.47%, 3/10/2022 (a) (b) (c)	6,970,000	6,955,433
3 Month USD LIBOR + 0.70%, 3.49%, 3/16/2023 (a) (b) (c)	7,899,000	7,843,233
3 Month USD LIBOR + 0.83%, 3.57%, 9/6/2021 (a) (b)	12,405,000	12,444,696
3 Month USD LIBOR + 1.06%, 3.85%, 3/15/2019 (a) (b)	2,185,000	2,188,889
Compass Bank 3 Month USD LIBOR + 0.73%, 3.50%, 6/11/2021 (a)	4,000,000	3,931,280
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 2.94%, 4/26/2021 (a)	3,543,000	3,528,332
3 Month USD LIBOR + 0.48%, 2.89%, 1/10/2023 (a)	4,530,000	4,466,852
3 Month USD LIBOR + 0.83%, 3.24%, 1/10/2022 (a)	7,135,000	7,115,735
Series BKNT, 3 Month USD LIBOR + 0.51%, 3.11%, 8/9/2019 (a)	3,750,000	3,752,888
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 3.24%, 4/15/2019 (a) (b)	3,350,000	3,353,987
3 Month USD LIBOR + 0.97%, 3.74%, 6/10/2020 (a) (b)	2,675,000	2,691,425
3 Month USD LIBOR + 1.02%, 3.51%, 4/24/2023 (a) (b)	7,820,000	7,692,925
3 Month USD LIBOR + 1.18%, 3.98%, 7/1/2021 (a) (b)	3,750,000	3,779,925
3 Month USD LIBOR + 1.43%, 3.84%, 1/10/2022 (a) (b)	2,725,000	2,737,263
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 4.73%, 4/16/2021 (a)	7,977,000	8,212,242
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 3.25%, 3/2/2020 (a) (b)	5,890,000	5,835,694
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.58%, 3.32%, 9/6/2019 (a) (b)	$ 3,406,000	$ 3,405,659
3 Month USD LIBOR + 1.06%, 3.84%, 9/12/2023 (a) (b)	3,550,000	3,395,504
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 3.26%, 6/8/2020 (a) (b)	6,205,000	6,214,618
3 Month USD LIBOR + 0.50%, 2.94%, 7/16/2019 (a) (b)	1,270,000	1,271,321
3 Month USD LIBOR + 0.62%, 3.11%, 7/25/2022 (a) (b) (c)	2,100,000	2,107,350
Deutsche Bank AG:
3 Month USD LIBOR + 0.82%, 3.28%, 1/22/2021 (a)	5,749,000	5,535,137
3 Month USD LIBOR + 0.97%, 3.41%, 7/13/2020 (a)	5,434,000	5,288,477
3 Month USD LIBOR + 1.19%, 3.82%, 11/16/2022 (a)	6,064,000	5,498,532
3 Month USD LIBOR + 1.23%, 3.92%, 2/27/2023 (a) (c)	3,350,000	3,110,140
3 Month USD LIBOR + 1.29%, 3.77%, 2/4/2021	9,500,000	9,238,085
3 Month USD LIBOR + 1.31%, 3.95%, 8/20/2020 (a)	2,758,000	2,723,111
3 Month USD LIBOR + 1.45%, 3.89%, 1/18/2019 (a)	11,280,000	11,274,924
3 Month USD LIBOR + 1.91%, 4.53%, 5/10/2019 (a)	5,038,000	5,026,010
DNB Bank ASA 3 Month USD LIBOR + 0.37%, 3.17%, 10/2/2020 (a) (b)	5,475,000	5,442,041
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.77%, 10/30/2020 (a)	4,410,000	4,374,852
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.95%, 7/26/2021 (a)	3,550,000	3,528,629
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 3.55%, 12/27/2020 (a)	8,678,000	8,642,247
3 Month USD LIBOR + 0.75%, 3.43%, 2/23/2023 (a)	25,799,000	24,895,261

See accompanying notes to financial statements.
59

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.78%, 3.31%, 10/31/2022 (a)	$ 12,727,000	$ 12,397,243
3 Month USD LIBOR + 0.80%, 3.58%, 12/13/2019 (a)	5,900,000	5,901,829
3 Month USD LIBOR + 1.00%, 3.49%, 7/24/2023 (a)	3,571,000	3,475,904
3 Month USD LIBOR + 1.02%, 3.50%, 10/23/2019 (a)	7,551,000	7,564,290
3 Month USD LIBOR + 1.04%, 3.53%, 4/25/2019 (a)	7,492,000	7,500,766
3 Month USD LIBOR + 1.05%, 3.80%, 6/5/2023 (a)	6,723,000	6,561,043
3 Month USD LIBOR + 1.11%, 3.62%, 4/26/2022 (a) (c)	18,871,000	18,656,437
3 Month USD LIBOR + 1.16%, 3.64%, 4/23/2020 (a)	15,797,000	15,847,076
3 Month USD LIBOR + 1.17%, 3.79%, 11/15/2021 (a)	7,943,000	7,925,764
3 Month USD LIBOR + 1.20%, 3.99%, 9/15/2020 (a)	7,800,000	7,834,242
3 Month USD LIBOR + 1.36%, 3.85%, 4/23/2021 (a)	8,678,000	8,737,444
Series FRN, 3 Month USD LIBOR + 1.77%, 4.46%, 2/25/2021 (a) (c)	5,072,000	5,151,377
Series MTN, 3 Month USD LIBOR + 1.60%, 4.31%, 11/29/2023 (a) (c)	6,888,000	6,822,633
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 3.24%, 5/18/2021 (a)	19,115,000	18,847,008
3 Month USD LIBOR + 0.65%, 3.43%, 9/11/2021 (a)	12,000,000	11,810,160
3 Month USD LIBOR + 1.50%, 3.91%, 1/5/2022 (a)	9,798,000	9,875,404
3 Month USD LIBOR + 1.66%, 4.35%, 5/25/2021 (a)	8,846,000	8,948,348
3 Month USD LIBOR + 2.24%, 5.01%, 3/8/2021 (a)	10,844,000	11,105,557
HSBC USA, Inc. 3 Month USD LIBOR + 0.61%, 3.23%, 11/13/2019 (a)	4,940,000	4,946,224
Security Description	Principal Amount	Value
Huntington National Bank Series BKNT, 3 Month USD LIBOR + 0.51%, 3.28%, 3/10/2020 (a)	$ 1,600,000	$ 1,599,136
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 3.34%, 11/8/2020 (a)	4,150,000	4,151,909
Industrial Bank of Korea 3 Month USD LIBOR + 0.60%, 3.16%, 8/2/2021 (a) (b)	10,000,000	10,012,300
ING Bank NV:
3 Month USD LIBOR + 0.69%, 3.49%, 10/1/2019 (a) (b)	3,050,000	3,054,209
3 Month USD LIBOR + 1.13%, 3.95%, 3/22/2019 (a) (b)	4,186,000	4,194,288
ING Groep NV:
3 Month USD LIBOR + 1.00%, 3.80%, 10/2/2023 (a)	4,800,000	4,734,480
3 Month USD LIBOR + 1.15%, 3.95%, 3/29/2022 (a)	9,833,000	9,835,065
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 3.72%, 10/24/2023	7,000,000	6,958,560
3 Month USD LIBOR + 0.55%, 3.32%, 3/9/2021 (a)	16,738,000	16,658,662
3 Month USD LIBOR + 0.61%, 3.41%, 6/18/2022 (a)	7,800,000	7,690,956
3 Month USD LIBOR + 0.68%, 3.42%, 6/1/2021 (a)	10,466,000	10,406,762
3 Month USD LIBOR + 0.84%, 3.66%, 3/22/2019 (a)	5,935,000	5,940,045
3 Month USD LIBOR + 0.90%, 3.39%, 4/25/2023 (a)	9,751,000	9,617,801
3 Month USD LIBOR + 0.96%, 3.43%, 1/23/2020 (a)	9,919,000	9,974,546
3 Month USD LIBOR + 1.00%, 3.44%, 1/15/2023 (a)	9,656,000	9,577,786
3 Month USD LIBOR + 1.10%, 3.87%, 6/7/2021 (a)	4,590,000	4,615,979
3 Month USD LIBOR + 1.21%, 3.71%, 10/29/2020 (a)	6,420,000	6,478,165

See accompanying notes to financial statements.
60

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.48%, 4.22%, 3/1/2021 (a)	$ 5,217,000	$ 5,284,717
Series 1, 3 Month USD LIBOR + 0.63%, 3.14%, 1/28/2019 (a)	7,023,000	7,024,334
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.97%, 9/1/2020 (a)	11,850,000	11,795,964
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.87%, 2/13/2020 (a)	15,644,000	15,614,746
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.83%, 2/1/2021 (a)	11,305,000	11,219,986
Series BKNT, 3 Month USD LIBOR + 0.34%, 2.85%, 4/26/2021 (a)	14,320,000	14,172,361
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.41%, 9/23/2019 (a)	3,987,000	3,993,898
KEB Hana Bank 3 Month USD LIBOR + 0.73%, 3.13%, 4/5/2020 (a) (b)	1,400,000	1,400,770
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 3.08%, 5/7/2021 (a)	11,724,000	11,590,229
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 3.59%, 6/21/2021	800,000	792,544
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.76%, 4/4/2019 (a) (b)	2,265,000	2,263,958
3 Month USD LIBOR + 1.12%, 3.63%, 7/29/2020 (a) (b)	6,325,000	6,373,892
3 Month USD LIBOR + 1.18%, 3.62%, 1/15/2019 (a) (b)	3,095,000	3,095,712
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 2.76%, 1/25/2021 (a) (c)	3,340,000	3,281,149
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 3.16%, 7/26/2021 (a)	4,435,000	4,424,090
3 Month USD LIBOR + 0.74%, 3.48%, 3/2/2023 (a)	10,811,000	10,678,241
3 Month USD LIBOR + 0.79%, 3.28%, 7/25/2022 (a)	15,065,000	14,922,485
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.86%, 3.37%, 7/26/2023 (a)	$ 9,233,000	$ 9,155,350
3 Month USD LIBOR + 0.92%, 3.61%, 2/22/2022 (a)	8,231,000	8,201,780
3 Month USD LIBOR + 1.06%, 3.84%, 9/13/2021 (a)	6,675,000	6,681,875
3 Month USD LIBOR + 1.88%, 4.62%, 3/1/2021 (a)	2,300,000	2,352,532
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 3.54%, 3/5/2023 (a)	8,296,000	8,163,845
3 Month USD LIBOR + 0.88%, 3.65%, 9/11/2022 (a)	10,682,000	10,643,011
3 Month USD LIBOR + 0.94%, 3.65%, 2/28/2022 (a)	10,598,000	10,572,035
3 Month USD LIBOR + 1.14%, 3.92%, 9/13/2021 (a)	9,650,000	9,699,697
3 Month USD LIBOR + 1.48%, 3.91%, 4/12/2021 (a) (b)	4,500,000	4,560,525
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.34%, 1/24/2019 (a)	10,048,000	10,049,608
3 Month USD LIBOR + 0.93%, 3.40%, 7/22/2022 (a)	21,970,000	21,780,179
3 Month USD LIBOR + 0.98%, 3.77%, 6/16/2020 (a)	3,307,000	3,314,970
3 Month USD LIBOR + 1.14%, 3.65%, 1/27/2020 (a)	11,529,000	11,573,617
3 Month USD LIBOR + 1.18%, 3.65%, 1/20/2022 (a)	28,543,000	28,505,038
Series 3NC2, 3 Month USD LIBOR + 0.80%, 3.41%, 2/14/2020 (a)	34,343,000	34,349,182
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.17%, 2/10/2021 (a)	20,069,000	19,885,569
Series GMTN, 3 Month USD LIBOR + 1.38%, 3.92%, 2/1/2019 (a)	6,042,000	6,046,894
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.87%, 4/21/2021 (a)	10,212,000	10,279,195

See accompanying notes to financial statements.
61

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.74%, 3.22%, 7/23/2019 (a)	$ 5,597,000	$ 5,604,332
Series MTN, 3 Month USD LIBOR + 1.40%, 3.89%, 10/24/2023	10,600,000	10,552,724
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.78%, 1/12/2021 (a) (b) (c)	7,630,000	7,590,858
3 Month USD LIBOR + 0.51%, 3.19%, 5/22/2020 (a) (b)	14,469,000	14,475,222
3 Month USD LIBOR + 0.58%, 3.37%, 9/20/2021 (a) (b) (c)	5,350,000	5,327,584
3 Month USD LIBOR + 0.60%, 3.03%, 4/12/2023 (a) (b)	1,975,000	1,951,498
3 Month USD LIBOR + 0.71%, 3.45%, 11/4/2021 (a) (b)	3,250,000	3,243,273
3 Month USD LIBOR + 0.72%, 3.40%, 5/22/2022 (a) (b)	1,870,000	1,862,370
3 Month USD LIBOR + 0.78%, 3.22%, 1/14/2019 (a) (b)	2,525,000	2,525,379
3 Month USD LIBOR + 0.89%, 3.30%, 1/10/2022 (a) (b)	5,125,000	5,132,790
3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a) (b)	5,735,000	5,779,504
Series REGS, 3 Month USD LIBOR + 1.00%, 3.43%, 7/12/2021 (a) (c)	1,000,000	1,007,760
National Bank of Canada:
Series MTN, 3 Month USD LIBOR + 0.56%, 3.34%, 6/12/2020 (a)	4,767,000	4,768,096
Series MTN, 3 Month USD LIBOR + 0.60%, 3.05%, 1/17/2020 (a)	2,225,000	2,227,403
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 2.60%, 2/8/2019 (a) (b)	1,750,000	1,750,123
3 Month USD LIBOR + 0.02%, 2.62%, 8/9/2019 (a) (b)	31,400,000	31,402,826
3 Month USD LIBOR + 0.02%, 2.81%, 3/15/2019 (a) (b)	3,150,000	3,150,662
3 Month USD LIBOR + 0.03%, 2.72%, 2/24/2020 (a) (b)	11,600,000	11,602,088
Security Description	Principal Amount	Value
Nordea Bank AB 3 Month USD LIBOR + 0.47%, 3.18%, 5/29/2020 (a) (b)	$ 5,590,000	$ 5,588,211
PNC Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.72%, 1/22/2021 (a)	5,295,000	5,229,395
Series BKNT, 3 Month USD LIBOR + 0.36%, 3.00%, 5/19/2020 (a)	3,993,000	3,976,908
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.01%, 7/27/2022 (a)	2,744,000	2,709,288
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 3.18%, 4/1/2021 (a)	8,840,000	8,691,488
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.12%, 8/13/2021 (a)	2,455,000	2,407,078
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 3.07%, 10/5/2023	5,000,000	4,929,000
Series GMTN, 3 Month USD LIBOR + 0.30%, 2.77%, 7/22/2020 (a)	6,917,000	6,892,652
Series GMTN, 3 Month USD LIBOR + 0.38%, 3.12%, 3/2/2020 (a)	7,199,000	7,192,161
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.91%, 4/30/2021 (a)	14,248,000	14,150,401
Series GMTN, 3 Month USD LIBOR + 0.45%, 2.86%, 1/10/2019 (a)	7,656,000	7,656,459
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.99%, 7/29/2019 (a)	2,265,000	2,266,789
Series GMTN, 3 Month USD LIBOR + 0.52%, 3.26%, 3/6/2020 (a)	3,904,000	3,906,030
Series GMTN, 3 Month USD LIBOR + 0.53%, 3.32%, 3/15/2019 (a)	6,271,000	6,275,327
Series GMTN, 3 Month USD LIBOR + 0.71%, 3.15%, 4/15/2019 (a)	3,715,000	3,719,272
Series GMTN, 3 Month USD LIBOR + 0.73%, 3.27%, 2/1/2022 (a)	4,139,000	4,119,216
Series MTN, 3 Month USD LIBOR + 0.24%, 2.75%, 10/26/2020 (a)	4,214,000	4,190,022
Series MTN, 3 Month USD LIBOR + 0.24%, 2.95%, 8/29/2019 (a)	2,735,000	2,734,371

See accompanying notes to financial statements.
62

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.47%, 4.09%, 5/15/2023 (a)	$ 14,199,000	$ 13,725,037
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.88%, 11/3/2020 (a)	5,775,000	5,732,727
3 Month USD LIBOR + 0.62%, 3.36%, 6/1/2021 (a)	2,306,000	2,288,521
3 Month USD LIBOR + 0.66%, 3.28%, 11/15/2021	3,500,000	3,466,295
3 Month USD LIBOR + 1.48%, 4.26%, 3/14/2019 (a)	4,550,000	4,559,009
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 3.07%, 5/17/2021 (a) (b)	8,525,000	8,472,827
3 Month USD LIBOR + 0.57%, 3.35%, 9/13/2019 (a) (b)	5,950,000	5,958,151
Societe Generale SA 3 Month USD LIBOR + 1.33%, 3.74%, 4/8/2021 (a) (b) (c)	4,200,000	4,245,906
Standard Chartered PLC:
3 Month USD LIBOR + 1.13%, 3.77%, 8/19/2019 (a) (b)	3,700,000	3,715,170
3 Month USD LIBOR + 1.15%, 3.56%, 1/20/2023 (a) (b)	7,795,000	7,691,560
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 2.75%, 10/18/2019 (a)	6,717,000	6,703,566
3 Month USD LIBOR + 0.35%, 2.80%, 1/17/2020 (a)	12,822,000	12,793,022
3 Month USD LIBOR + 0.37%, 2.81%, 10/16/2020	3,184,000	3,175,021
3 Month USD LIBOR + 0.54%, 2.96%, 1/11/2019 (a)	5,043,000	5,043,101
Series MTN, 3 Month USD LIBOR + 0.94%, 3.38%, 1/18/2019 (a)	5,200,000	5,201,248
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.18%, 10/18/2022 (a)	4,170,000	4,132,762
3 Month USD LIBOR + 0.74%, 3.19%, 1/17/2023 (a)	6,853,000	6,782,140
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.78%, 3.21%, 7/12/2022 (a)	$ 7,786,000	$ 7,739,595
3 Month USD LIBOR + 0.80%, 3.24%, 10/16/2023	5,692,000	5,626,884
3 Month USD LIBOR + 0.86%, 3.31%, 7/19/2023 (a) (c)	5,554,000	5,524,119
3 Month USD LIBOR + 1.11%, 3.55%, 7/14/2021 (a)	2,650,000	2,665,079
3 Month USD LIBOR + 1.14%, 3.59%, 10/19/2021 (a)	4,896,000	4,932,181
3 Month USD LIBOR + 1.68%, 4.45%, 3/9/2021 (a)	3,735,000	3,805,704
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 3.24%, 9/19/2019 (a) (b)	3,705,000	3,710,039
3 Month USD LIBOR + 0.51%, 3.25%, 3/6/2019 (a) (b)	2,955,000	2,955,827
3 Month USD LIBOR + 0.91%, 3.35%, 10/18/2019 (a) (b)	1,000,000	1,003,650
SunTrust Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.01%, 10/26/2021	2,185,000	2,175,626
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.06%, 1/31/2020 (a)	2,435,000	2,439,943
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.15%, 8/2/2022 (a)	3,850,000	3,802,106
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 3.13%, 9/8/2020 (a)	5,425,000	5,413,336
3 Month USD LIBOR + 0.40%, 3.02%, 2/12/2019 (a)	1,680,000	1,680,627
Series BKNT, 3 Month USD LIBOR + 0.47%, 3.16%, 5/24/2021 (a)	10,378,000	10,278,371
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.23%, 9/6/2019 (a)	4,674,000	4,677,085
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.28%, 6/17/2019 (a)	6,505,000	6,509,293
Swedbank AB 3 Month USD LIBOR + 0.70%, 3.48%, 3/14/2022 (a) (b)	4,200,000	4,203,864

See accompanying notes to financial statements.
63

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63%, 3.43%, 3/30/2020 (a)	$ 4,656,000	$ 4,573,077
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 2.64%, 10/24/2019 (a)	3,802,000	3,796,259
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.24%, 7/2/2019 (a)	3,460,000	3,462,630
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.73%, 1/25/2021 (a)	4,000,000	3,973,600
Series GMTN, 3 Month USD LIBOR + 0.26%, 3.05%, 9/17/2020 (a)	6,724,000	6,700,264
Series GMTN, 3 Month USD LIBOR + 0.64%, 3.09%, 7/19/2023 (a)	7,750,000	7,677,227
Series MTN, 3 Month USD LIBOR + 0.28%, 3.05%, 6/11/2020 (a)	5,524,000	5,510,080
Series MTN, 3 Month USD LIBOR + 0.42%, 2.86%, 1/18/2019 (a)	9,812,000	9,812,883
Series MTN, 3 Month USD LIBOR + 0.43%, 3.20%, 6/11/2021 (a) (c)	4,414,000	4,390,694
Series MTN, 3 Month USD LIBOR + 0.56%, 3.14%, 11/5/2019 (a)	3,810,000	3,816,972
Series MTN, 3 Month USD LIBOR + 0.84%, 3.31%, 1/22/2019 (a)	4,676,000	4,677,450
Series MTN, 3 Month USD LIBOR + 1.00%, 3.41%, 4/7/2021 (a)	6,186,000	6,237,653
UBS AG:
3 Month USD LIBOR + 0.48%, 3.22%, 12/1/2020 (a) (b)	16,324,000	16,343,752
3 Month USD LIBOR + 0.58%, 3.35%, 6/8/2020 (a) (b)	21,930,000	21,995,790
Series BKNT, 3 Month USD LIBOR + 0.64%, 3.25%, 8/14/2019 (a)	1,263,000	1,264,718
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 0.95%, 3.57%, 8/15/2023 (a) (b)	450,000	438,116
3 Month USD LIBOR + 1.22%, 3.87%, 5/23/2023 (a) (b)	8,964,000	8,862,438
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.44%, 4.26%, 9/24/2020 (a) (b) (c)	$ 6,000,000	$ 6,073,560
3 Month USD LIBOR + 1.53%, 4.07%, 2/1/2022 (a) (b)	5,820,000	5,905,845
3 Month USD LIBOR + 1.78%, 4.22%, 4/14/2021 (a) (b)	5,205,000	5,288,696
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 2.96%, 4/23/2021 (a) (b)	4,300,000	4,304,171
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.12%, 2.73%, 3/14/2019 (a)	1,215,000	1,214,064
Series BKNT, 3 Month USD LIBOR + 0.13%, 2.57%, 1/17/2020 (a) (c)	6,950,000	6,924,563
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.62%, 10/23/2020 (a)	3,475,000	3,451,335
Series BKNT, 3 Month USD LIBOR + 0.15%, 2.84%, 5/24/2019 (a)	7,670,000	7,664,861
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.74%, 7/24/2020 (a)	8,091,000	8,080,482
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.94%, 5/21/2021 (a)	10,745,000	10,720,609
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.81%, 1/24/2020 (a)	5,735,000	5,742,972
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.83%, 4/26/2021 (a)	6,440,000	6,401,811
Series BKNT, 3 Month USD LIBOR + 0.38%, 3.01%, 11/16/2021	3,000,000	2,982,600
Series BKNT, 3 Month USD LIBOR + 0.48%, 2.99%, 10/28/2019 (a)	3,125,000	3,125,688
Wells Fargo & Co.:
3 Month USD LIBOR + 0.46%, 2.93%, 4/22/2019 (a)	6,150,000	6,154,428
3 Month USD LIBOR + 0.93%, 3.55%, 2/11/2022 (a)	19,088,000	18,929,760
3 Month USD LIBOR + 1.03%, 3.53%, 7/26/2021 (a)	9,315,000	9,328,693
3 Month USD LIBOR + 1.11%, 3.60%, 1/24/2023 (a)	11,104,000	11,085,234

See accompanying notes to financial statements.
64

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.23%, 3.76%, 10/31/2023	$ 9,700,000	$ 9,645,583
3 Month USD LIBOR + 1.34%, 4.08%, 3/4/2021 (a)	12,408,000	12,532,080
Series MTN, 3 Month USD LIBOR + 0.88%, 3.35%, 7/22/2020 (a)	8,669,000	8,692,580
Series MTN, 3 Month USD LIBOR + 1.01%, 3.78%, 12/7/2020 (a)	6,126,000	6,159,264
Series N, 3 Month USD LIBOR + 0.68%, 3.20%, 1/30/2020 (a)	5,334,000	5,344,295
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.67%, 1/15/2020 (a)	8,987,000	8,961,387
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.75%, 1/15/2021 (a)	6,825,000	6,762,346
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.98%, 7/23/2021 (a)	12,289,000	12,209,490
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.99%, 10/22/2021	6,240,000	6,169,550
Series BKNT, 3 Month USD LIBOR + 0.60%, 3.29%, 5/24/2019 (a)	4,745,000	4,750,409
Series MTN, 3 Month USD LIBOR + 0.65%, 3.39%, 12/6/2019 (a)	7,822,000	7,840,773
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 2.90%, 5/15/2020 (a) (c)	3,266,000	3,255,288
3 Month USD LIBOR + 0.34%, 2.83%, 1/25/2021 (a)	6,035,000	5,995,169
3 Month USD LIBOR + 0.43%, 3.17%, 3/6/2020 (a)	3,524,000	3,521,357
3 Month USD LIBOR + 0.56%, 3.20%, 8/19/2019 (a)	2,115,000	2,118,067
3 Month USD LIBOR + 0.57%, 2.99%, 1/11/2023 (a)	8,034,000	7,940,886
3 Month USD LIBOR + 0.71%, 3.52%, 6/28/2022 (a)	5,410,000	5,383,004
3 Month USD LIBOR + 0.72%, 3.34%, 5/15/2023 (a) (c)	6,908,000	6,861,716
3 Month USD LIBOR + 0.85%, 3.27%, 1/11/2022 (a)	3,766,000	3,772,289
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.49%, 8/19/2021 (a)	$ 5,720,000	$ 5,740,249
		2,187,480,446
BEVERAGES — 0.5%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 3.82%, 2/1/2021 (a)	3,634,000	3,663,254
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 3.21%, 11/15/2021	4,512,000	4,503,743
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.88%, 5/18/2020 (a)	4,250,000	4,233,892
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 2.60%, 5/2/2019 (a)	3,550,000	3,548,474
3 Month USD LIBOR + 0.37%, 2.92%, 5/2/2022 (a)	1,500,000	1,490,310
3 Month USD LIBOR + 0.59%, 3.27%, 2/22/2019 (a)	5,285,000	5,289,228
		22,728,901
BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 2.93%, 5/10/2019 (a)	2,453,000	2,452,264
3 Month USD LIBOR + 0.45%, 3.06%, 5/11/2020 (a)	1,712,000	1,714,739
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25%, 3.04%, 9/20/2019 (a)	3,630,000	3,631,924
		7,798,927
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 3.29%, 12/20/2019 (a)	4,320,000	4,317,753
3 Month USD LIBOR + 0.65%, 3.33%, 5/22/2020 (a)	1,523,000	1,520,304
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 3.39%, 3/1/2021 (a)	3,576,000	3,510,202
		9,348,259
CHEMICALS — 0.3%
DowDuPont, Inc.:
3 Month USD LIBOR + 0.71%, 3.42%, 11/15/2020	2,199,000	2,197,680

See accompanying notes to financial statements.
65

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.11%, 3.82%, 11/15/2023	$ 3,900,000	$ 3,837,171
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53%, 3.07%, 5/1/2020 (a)	5,856,000	5,861,505
		11,896,356
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 3.49%, 8/15/2021 (a)	5,175,000	5,138,723
COMPUTERS — 2.5%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.68%, 5/11/2020 (a)	4,143,000	4,131,565
3 Month USD LIBOR + 0.08%, 2.67%, 2/8/2019 (a)	6,221,000	6,220,938
3 Month USD LIBOR + 0.14%, 2.72%, 8/2/2019 (a)	2,450,000	2,448,800
3 Month USD LIBOR + 0.20%, 2.79%, 2/7/2020 (a)	3,064,000	3,062,621
3 Month USD LIBOR + 0.25%, 2.85%, 2/7/2020 (a)	4,391,000	4,390,297
3 Month USD LIBOR + 0.30%, 2.89%, 5/6/2019 (a)	6,381,000	6,384,956
3 Month USD LIBOR + 0.30%, 2.92%, 5/6/2020 (a)	2,468,000	2,469,678
3 Month USD LIBOR + 0.35%, 2.96%, 5/11/2022 (a)	7,176,000	7,147,368
3 Month USD LIBOR + 0.50%, 3.10%, 2/9/2022 (a)	9,391,000	9,393,066
3 Month USD LIBOR + 0.82%, 3.50%, 2/22/2019 (a)	4,854,000	4,858,903
3 Month USD LIBOR + 1.13%, 3.81%, 2/23/2021 (a)	5,692,000	5,781,820
DXC Technology Co. 3 Month USD LIBOR + 0.95%, 3.69%, 3/1/2021 (a)	4,125,000	4,081,688
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 3.06%, 10/5/2021 (a)	7,870,000	7,752,343
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 2.89%, 9/6/2019 (a)	4,847,000	4,840,602
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.16%, 2.74%, 2/5/2021 (a)	$ 15,975,000	$ 15,811,576
3 Month USD LIBOR + 0.26%, 2.73%, 1/20/2021 (a)	6,201,000	6,153,376
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.74%, 1/27/2020 (a)	5,288,000	5,276,631
3 Month USD LIBOR + 0.37%, 2.99%, 2/12/2019 (a)	5,183,000	5,184,399
3 Month USD LIBOR + 0.58%, 3.17%, 11/6/2021 (a) (c)	200,000	199,042
		105,589,669
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27%, 2.81%, 11/1/2019 (a) (c)	3,073,000	3,073,983
DIVERSIFIED FINANCIAL SERVICES — 2.2%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.85%, 10/30/2020 (a)	5,993,000	5,987,966
3 Month USD LIBOR + 0.53%, 3.17%, 5/17/2021 (a)	6,996,000	6,961,580
3 Month USD LIBOR + 0.60%, 3.19%, 11/5/2021	2,935,000	2,922,233
3 Month USD LIBOR + 0.61%, 3.15%, 8/1/2022 (a)	3,151,000	3,112,463
3 Month USD LIBOR + 0.65%, 3.34%, 2/27/2023 (a)	7,465,000	7,316,820
3 Month USD LIBOR + 0.75%, 3.33%, 8/3/2023 (a)	7,025,000	6,888,926
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 3.35%, 3/18/2019 (a)	8,979,000	8,983,579
Series F, 3 Month USD LIBOR + 1.05%, 3.83%, 9/14/2020 (a)	1,500,000	1,515,255
Series GMTN, 3 Month USD LIBOR + 0.49%, 3.11%, 8/15/2019 (a)	6,411,000	6,412,218
Series MTN, 3 Month USD LIBOR + 0.33%, 2.91%, 5/3/2019 (a)	5,881,000	5,881,471

See accompanying notes to financial statements.
66

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.43%, 3.17%, 3/3/2020 (a)	$ 3,977,000	$ 3,972,506
Series MTN, 3 Month USD LIBOR + 0.70%, 3.44%, 3/3/2022 (a)	677,000	671,868
Series MTN, 3 Month USD LIBOR + 0.73%, 3.42%, 5/26/2020 (a)	2,636,000	2,641,826
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 3.61%, 5/2/2021 (a) (b)	2,245,000	2,257,684
3 Month USD LIBOR + 1.13%, 3.95%, 9/26/2023 (a) (b)	3,000,000	2,999,070
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 2.97%, 5/21/2021 (a)	5,366,000	5,351,351
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 2.85%, 10/30/2020 (a) (b)	4,572,000	4,554,215
Nasdaq, Inc. 3 Month USD LIBOR + 0.39%, 3.21%, 3/22/2019 (a)	4,898,000	4,897,167
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.20%, 2.61%, 4/5/2019 (a)	1,803,000	1,803,036
Series MTN, 3 Month USD LIBOR + 0.38%, 3.18%, 6/30/2021	4,039,000	4,007,980
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 2.97%, 11/1/2021	3,000,000	2,990,970
USAA Capital Corp. 3 Month USD LIBOR + 0.23%, 2.77%, 2/1/2019 (a) (b)	2,781,000	2,781,028
		94,911,212
ELECTRIC — 1.4%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 3.22%, 6/25/2021 (a)	5,401,000	5,364,489
Dominion Energy, Inc. 3 Month USD LIBOR + 0.55%, 3.29%, 6/1/2019 (a) (b)	7,905,000	7,900,099
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 3.11%, 5/14/2021 (a) (b)	5,276,000	5,267,295
Security Description	Principal Amount	Value
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 2.95%, 9/8/2020 (a)	$ 1,995,000	$ 1,986,801
Mississippi Power Co. 3 Month USD LIBOR + 0.65%, 3.47%, 3/27/2020 (a)	2,803,000	2,794,171
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.40%, 3.11%, 8/21/2020	7,700,000	7,636,783
3 Month USD LIBOR + 0.55%, 3.26%, 8/28/2021	250,000	246,777
Sempra Energy:
3 Month USD LIBOR + 0.25%, 2.69%, 7/15/2019 (a)	5,178,000	5,162,259
3 Month USD LIBOR + 0.45%, 3.24%, 3/15/2021 (a)	8,095,000	7,934,395
3 Month USD LIBOR + 0.50%, 2.94%, 1/15/2021 (a)	6,463,000	6,350,414
Southern Co. 3 Month USD LIBOR + 0.70%, 3.50%, 9/30/2020 (a) (b)	3,470,000	3,467,675
Southern Power Co. 3 Month USD LIBOR + 0.55%, 3.34%, 12/20/2020 (a) (b)	3,535,000	3,488,479
		57,599,637
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04%, 2.56%, 10/30/2019 (a)	3,765,000	3,755,211
Tyco Electronics Group SA 3 Month USD LIBOR + 0.45%, 3.20%, 6/5/2020	3,000,000	2,993,670
		6,748,881
FOOD — 1.4%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 3.29%, 3/16/2020 (a)	3,824,000	3,801,668
3 Month USD LIBOR + 0.63%, 3.42%, 3/15/2021 (a)	4,750,000	4,658,230
Conagra Brands, Inc.:
3 Month USD LIBOR + 0.50%, 2.91%, 10/9/2020 (a)	7,752,000	7,692,000
3 Month USD LIBOR + 0.75%, 3.22%, 10/22/2020	2,212,000	2,200,652
General Mills, Inc.:

See accompanying notes to financial statements.
67

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.54%, 2.98%, 4/16/2021 (a)	$ 7,794,000	$ 7,667,581
3 Month USD LIBOR + 1.01%, 3.46%, 10/17/2023 (a)	2,850,000	2,800,724
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 3.02%, 8/9/2019 (a)	4,793,000	4,780,778
3 Month USD LIBOR + 0.57%, 3.19%, 2/10/2021 (a)	4,742,000	4,689,743
3 Month USD LIBOR + 0.82%, 3.44%, 8/10/2022 (a)	2,053,000	2,016,518
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61%, 3.12%, 10/28/2019 (a) (b)	2,875,000	2,872,988
Mondelez International, Inc. 3 Month USD LIBOR + 0.52%, 3.06%, 2/1/2019 (a)	4,183,000	4,183,627
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 3.10%, 8/21/2020 (a)	3,468,000	3,426,453
3 Month USD LIBOR + 0.45%, 3.16%, 5/30/2019 (a)	3,213,000	3,216,342
3 Month USD LIBOR + 0.55%, 3.29%, 6/2/2020 (a)	3,562,000	3,566,488
		57,573,792
GAS — 0.1%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 3.39%, 6/15/2021	2,000,000	1,982,660
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40%, 3.11%, 11/29/2019 (a)	2,575,000	2,534,341
		4,517,001
HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 3.68%, 12/29/2020 (a)	9,988,000	9,920,181
3 Month USD LIBOR + 1.03%, 3.77%, 6/6/2022 (a)	2,658,000	2,620,602
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 3.59%, 3/15/2020 (a)	3,382,000	3,401,616
Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 3.55%, 3/19/2021 (a)	$ 5,080,000	$ 5,027,676
		20,970,075
HEALTH CARE SERVICES — 0.8%
Cigna Corp. 3 Month USD LIBOR + 0.35%, 3.14%, 3/17/2020 (a) (b)	6,750,000	6,705,248
Halfmoon Parent, Inc.:
3 Month USD LIBOR + 0.65%, 3.44%, 9/17/2021 (a) (b)	9,250,000	9,135,577
3 Month USD LIBOR + 0.89%, 3.33%, 7/15/2023 (a) (b) (c)	6,802,000	6,698,610
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 3.14%, 9/30/2019 (a) (b)	4,265,000	4,267,175
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.51%, 10/15/2020 (a)	1,580,000	1,573,411
3 Month USD LIBOR + 0.26%, 3.05%, 6/15/2021 (a)	3,920,000	3,888,444
		32,268,465
HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3 Month USD LIBOR + 0.15%, 2.64%, 1/25/2019 (a)	4,928,000	4,927,064
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 3.38%, 6/24/2022 (a) (b)	8,700,000	8,605,953
		13,533,017
INSURANCE — 2.1%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 3.31%, 9/20/2021 (a) (b)	5,125,000	5,128,024
Assurant, Inc. 3 Month USD LIBOR + 1.25%, 4.07%, 3/26/2021 (a)	4,700,000	4,699,013
Athene Global Funding:
3 Month USD LIBOR + 1.14%, 3.61%, 4/20/2020 (a) (b)	2,110,000	2,120,972
3 Month USD LIBOR + 1.23%, 4.04%, 7/1/2022 (a) (b)	6,200,000	6,194,730

See accompanying notes to financial statements.
68

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.25%, 2.67%, 1/11/2019 (a)	$ 8,051,000	$ 8,051,080
3 Month USD LIBOR + 0.32%, 2.73%, 1/10/2020 (a)	3,070,000	3,068,189
3 Month USD LIBOR + 0.69%, 3.48%, 3/15/2019 (a)	4,333,000	4,336,120
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 2.74%, 10/15/2020 (a) (b)	3,925,000	3,885,868
3 Month USD LIBOR + 0.30%, 2.81%, 4/27/2020 (a) (b)	150,000	149,337
3 Month USD LIBOR + 0.48%, 3.25%, 6/11/2021 (a) (b)	5,100,000	5,069,196
3 Month USD LIBOR + 0.73%, 3.55%, 6/27/2022 (a) (b)	5,000,000	4,994,150
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 3.02%, 9/19/2019 (a) (b)	10,647,000	10,634,330
3 Month USD LIBOR + 0.23%, 2.64%, 1/8/2021 (a) (b)	1,600,000	1,580,656
3 Month USD LIBOR + 0.40%, 3.18%, 6/12/2020 (a) (b) (c)	2,335,000	2,331,661
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.57%, 1/21/2020 (a) (b)	3,325,000	3,311,434
3 Month USD LIBOR + 0.12%, 2.55%, 4/12/2019 (a) (b)	5,455,000	5,451,018
3 Month USD LIBOR + 0.16%, 2.96%, 10/1/2020 (a) (b)	3,250,000	3,232,190
3 Month USD LIBOR + 0.27%, 2.68%, 4/9/2020 (a) (b)	4,552,000	4,532,608
3 Month USD LIBOR + 0.32%, 2.91%, 8/6/2021 (a) (b)	5,000,000	4,974,050
3 Month USD LIBOR + 0.52%, 3.29%, 6/10/2022 (a) (b)	1,215,000	1,198,780
Security Description	Principal Amount	Value
Principal Life Global Funding II 3 Month USD LIBOR + 0.30%, 2.98%, 2/22/2019 (a) (b) (c)	$ 2,300,000	$ 2,300,069
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 2.81%, 7/13/2020 (a) (b)	900,000	897,165
3 Month USD LIBOR + 0.52%, 3.33%, 6/28/2021 (a) (b)	2,200,000	2,185,524
		90,326,164
INTERNET — 0.3%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 3.02%, 8/1/2019 (a)	3,669,000	3,664,634
3 Month USD LIBOR + 0.87%, 3.39%, 1/30/2023 (a)	5,339,000	5,282,887
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 2.95%, 1/19/2023 (a) (b)	2,300,000	2,279,369
3 Month USD LIBOR + 0.61%, 3.05%, 1/19/2023 (a)	1,900,000	1,882,957
		13,109,847
IT SERVICES — 0.1%
IBM Credit LLC 3 Month USD LIBOR + 0.47%, 3.18%, 11/30/2020	4,000,000	3,990,800
LODGING — 0.1%
Marriott International, Inc. Series Y, 3 Month USD LIBOR + 0.60%, 3.23%, 12/1/2020	3,000,000	2,992,920
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 3.03%, 9/4/2020 (a)	4,870,000	4,862,890
Series MTN, 3 Month USD LIBOR + 0.13%, 2.84%, 11/29/2019 (a)	2,756,000	2,751,893
Series MTN, 3 Month USD LIBOR + 0.18%, 2.80%, 5/15/2020 (a) (c)	3,713,000	3,700,079
Series MTN, 3 Month USD LIBOR + 0.23%, 3.02%, 3/15/2021 (a)	2,162,000	2,147,060

See accompanying notes to financial statements.
69

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.28%, 3.05%, 9/7/2021 (a)	$ 6,894,000	$ 6,832,230
Series MTN, 3 Month USD LIBOR + 0.35%, 3.12%, 12/7/2020	4,000,000	3,992,520
Series MTN, 3 Month USD LIBOR + 0.51%, 2.92%, 1/10/2020 (a)	6,090,000	6,098,770
		30,385,442
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 2.60%, 10/9/2020 (a) (c)	4,215,000	4,197,676
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.59%, 1/7/2020 (a)	3,923,000	3,919,940
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.32%, 6/7/2023 (a)	3,575,000	3,526,702
Series MTN, 3 Month USD LIBOR + 0.12%, 2.53%, 7/5/2019 (a)	2,900,000	2,898,956
Series MTN, 3 Month USD LIBOR + 0.24%, 3.02%, 3/12/2021 (a) (c)	5,661,000	5,636,035
Series MTN, 3 Month USD LIBOR + 0.26%, 3.03%, 9/10/2021 (a)	3,976,000	3,949,838
Series MTN, 3 Month USD LIBOR + 0.29%, 3.11%, 6/22/2020 (a)	3,518,000	3,516,909
Series MTN, 3 Month USD LIBOR + 0.30%, 3.08%, 3/13/2020 (a)	1,845,000	1,844,281
Series MTN, 3 Month USD LIBOR + 0.48%, 3.25%, 9/8/2022 (a)	5,100,000	5,075,775
Wabtec Corp. 3 Month USD LIBOR + 1.05%, 3.84%, 9/15/2021 (a)	4,400,000	4,384,864
		38,950,976
MEDIA — 1.3%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 4.19%, 2/1/2024 (a)	5,000,000	4,870,700
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 3.13%, 10/1/2020	7,165,000	7,132,041
3 Month USD LIBOR + 0.44%, 3.24%, 10/1/2021	7,320,000	7,248,703
3 Month USD LIBOR + 0.63%, 3.04%, 4/15/2024	3,000,000	2,939,040
Security Description	Principal Amount	Value
Discovery Communications LLC 3 Month USD LIBOR + 0.71%, 3.50%, 9/20/2019 (a)	$ 3,112,000	$ 3,109,261
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 3.20%, 4/1/2021 (a) (b)	14,232,000	14,079,291
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 2.73%, 1/8/2019 (a)	2,825,000	2,825,057
Series MTN, 3 Month USD LIBOR + 0.13%, 2.87%, 3/4/2020 (a)	3,217,000	3,206,963
Series MTN, 3 Month USD LIBOR + 0.19%, 2.94%, 6/5/2020 (a)	4,428,000	4,420,428
Series MTN, 3 Month USD LIBOR + 0.39%, 3.13%, 3/4/2022 (a)	5,086,000	5,039,870
		54,871,354
MINING — 0.0% (d)
Glencore Funding LLC 3 Month USD LIBOR + 1.36%, 3.80%, 1/15/2019 (a) (b)	900,000	900,081
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 2.91%, 2/14/2024 (a)	3,000,000	2,958,120
General Electric Co.:
3 Month USD LIBOR + 1.00%, 3.44%, 4/15/2023 (a)	400,000	362,940
3 Month USD LIBOR + 1.00%, 3.79%, 3/15/2023 (a)	5,312,000	4,798,170
Series GMTN, 3 Month USD LIBOR + 0.51%, 2.95%, 1/14/2019 (a)	600,000	600,000
Series GMTN, 3 Month USD LIBOR + 0.62%, 3.03%, 1/9/2020 (a)	3,270,000	3,226,640
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 3.10%, 9/13/2019 (a) (b)	3,595,000	3,596,510
3 Month USD LIBOR + 0.34%, 3.13%, 3/16/2020 (a) (b)	4,165,000	4,163,501
3 Month USD LIBOR + 0.61%, 3.40%, 3/16/2022 (a) (b)	9,150,000	9,175,254

See accompanying notes to financial statements.
70

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Textron, Inc. 3 Month USD LIBOR + 0.55%, 3.17%, 11/10/2020 (a)	$ 2,925,000	$ 2,899,552
		31,780,687
OIL & GAS — 1.7%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 3.45%, 9/19/2022 (a) (c)	4,650,000	4,654,510
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 2.80%, 2/28/2019 (a)	3,601,000	3,600,784
3 Month USD LIBOR + 0.21%, 2.95%, 3/3/2020 (a)	3,232,000	3,226,861
3 Month USD LIBOR + 0.41%, 3.03%, 11/15/2019 (a)	2,541,000	2,543,643
3 Month USD LIBOR + 0.48%, 3.22%, 3/3/2022 (a)	2,134,000	2,130,970
3 Month USD LIBOR + 0.53%, 3.15%, 11/15/2021 (a)	3,429,000	3,439,493
3 Month USD LIBOR + 0.53%, 3.27%, 3/3/2022 (a)	4,093,000	4,094,433
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.52%, 5/15/2022 (a)	3,865,000	3,911,225
EQT Corp. 3 Month USD LIBOR + 0.77%, 3.57%, 10/1/2020 (a)	4,132,000	4,023,576
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.15%, 2.94%, 3/15/2019 (a)	2,475,000	2,474,827
3 Month USD LIBOR + 0.37%, 3.11%, 3/6/2022 (a)	5,608,000	5,618,599
Petroleos Mexicanos 3 Month USD LIBOR + 3.65%, 6.42%, 3/11/2022 (a)	9,288,000	9,313,263
Phillips 66:
3 Month USD LIBOR + 0.60%, 3.29%, 2/26/2021 (a)	2,902,000	2,867,756
3 Month USD LIBOR + 0.75%, 3.19%, 4/15/2020 (a) (b)	3,200,000	3,200,576
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 3.13%, 9/12/2019 (a)	3,384,000	3,386,098
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.40%, 3.02%, 11/13/2023	$ 4,736,000	$ 4,647,011
3 Month USD LIBOR + 0.45%, 3.07%, 5/11/2020 (a)	6,679,000	6,687,082
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92%, 3.33%, 4/10/2019 (a) (b)	600,000	600,618
		70,421,325
PHARMACEUTICALS — 1.6%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 4.03%, 3/12/2020 (a)	3,333,000	3,336,400
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 3.31%, 8/17/2023 (a)	3,933,000	3,834,990
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 3.45%, 6/25/2021 (a) (b)	10,153,000	9,932,071
3 Month USD LIBOR + 1.01%, 3.80%, 12/15/2023 (a) (b)	5,748,000	5,501,181
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 3.56%, 6/15/2022 (a)	2,050,000	2,031,079
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 3.40%, 3/9/2020 (a)	8,773,000	8,755,629
3 Month USD LIBOR + 0.72%, 3.49%, 3/9/2021 (a)	7,881,000	7,810,465
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 3.46%, 11/30/2020 (a)	4,434,000	4,433,601
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 2.96%, 5/14/2021 (a)	4,970,000	4,941,323
Johnson & Johnson 3 Month USD LIBOR + 0.27%, 3.01%, 3/1/2019 (a)	3,062,000	3,062,582
Merck & Co., Inc. 3 Month USD LIBOR + 0.38%, 2.99%, 2/10/2020 (a)	5,694,000	5,710,626
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 3.12%, 9/15/2023 (a) (c)	4,026,000	3,988,115
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 3.08%, 8/20/2021 (a)	3,225,000	3,192,879
		66,530,941

See accompanying notes to financial statements.
71

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.5%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.81%, 1/10/2020 (a)	$ 6,774,000	$ 6,749,004
3 Month USD LIBOR + 0.70%, 3.49%, 6/15/2020 (a)	4,260,000	4,241,341
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70%, 3.45%, 6/5/2020 (a)	4,170,000	4,134,680
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28%, 2.89%, 11/15/2019 (a) (c)	6,162,000	6,146,842
		21,271,867
REAL ESTATE INVESTMENT TRUSTS — 0.0% (d)
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43%, 2.87%, 1/15/2021 (a)	520,000	517,769
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 3.61%, 8/16/2021 (a)	1,850,000	1,839,252
		2,357,021
RETAIL — 0.9%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50%, 3.28%, 12/13/2019 (a) (b)	2,616,000	2,610,114
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.15%, 4/17/2020 (a)	7,011,000	6,958,207
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.90%, 6/5/2020 (a)	3,555,000	3,544,335
3 Month USD LIBOR + 0.31%, 3.05%, 3/1/2022	3,675,000	3,638,544
Lowe's Cos., Inc. 3 Month USD LIBOR + 0.42%, 3.19%, 9/10/2019 (a)	4,959,000	4,954,537
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 2.94%, 10/28/2021 (a)	3,000,000	2,976,240
Walmart, Inc.:
3 Month USD LIBOR - 0.03%, 2.38%, 10/9/2019 (a)	3,550,000	3,545,065
3 Month USD LIBOR + 0.04%, 2.86%, 6/23/2020 (a)	6,442,000	6,422,352
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.23%, 3.05%, 6/23/2021 (a)	$ 5,064,000	$ 5,051,796
		39,701,190
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 2.70%, 5/11/2020 (a)	5,086,000	5,067,741
3 Month USD LIBOR + 0.35%, 2.97%, 5/11/2022 (a)	7,845,000	7,795,263
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 3.25%, 1/30/2023 (a)	2,750,000	2,728,687
		15,591,691
SOFTWARE — 0.3%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 2.92%, 10/8/2019 (a)	5,140,000	5,157,836
3 Month USD LIBOR + 0.58%, 3.02%, 1/15/2019 (a)	7,227,000	7,227,939
		12,385,775
TELECOMMUNICATIONS — 1.8%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 3.09%, 1/15/2020 (a)	8,091,000	8,068,264
3 Month USD LIBOR + 0.67%, 3.44%, 3/11/2019 (a)	9,227,000	9,236,504
3 Month USD LIBOR + 0.75%, 3.49%, 6/1/2021 (a)	2,398,000	2,380,303
3 Month USD LIBOR + 0.93%, 3.73%, 6/30/2020 (a)	3,615,000	3,614,639
3 Month USD LIBOR + 0.95%, 3.39%, 7/15/2021 (a)	18,680,000	18,610,324
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.34%, 3.13%, 9/20/2019 (a)	2,746,000	2,747,263
3 Month USD LIBOR + 0.50%, 3.24%, 3/1/2019 (a)	5,734,000	5,737,211
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 3.03%, 1/17/2020 (a) (b)	2,715,000	2,721,489
Verizon Communications, Inc.:

See accompanying notes to financial statements.
72

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.37%, 2.99%, 8/15/2019 (a)	$ 1,715,000	$ 1,714,588
3 Month USD LIBOR + 0.55%, 3.20%, 5/22/2020 (a)	8,754,000	8,733,778
3 Month USD LIBOR + 1.00%, 3.79%, 3/16/2022 (a) (c)	11,850,000	11,858,769
		75,423,132
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.95%, 4/1/2021 (a)	3,100,000	3,085,306
3 Month USD LIBOR + 0.38%, 3.01%, 5/16/2022 (a)	5,778,000	5,753,270
3 Month USD LIBOR + 0.45%, 3.25%, 4/1/2023 (a)	2,228,000	2,215,367
		11,053,943
TRUCKING & LEASING — 0.1%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 3.19%, 7/30/2021 (a) (b)	1,350,000	1,350,823
3 Month USD LIBOR + 0.95%, 3.69%, 6/1/2021 (a) (b)	5,000,000	4,976,000
		6,326,823
TOTAL CORPORATE BONDS & NOTES (Cost $3,624,085,614)		3,591,152,261
FOREIGN GOVERNMENT OBLIGATIONS — 14.3%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 2.98%, 6/15/2020 (a)	5,800,000	5,815,892
Asian Development Bank:
2.82%, 6/25/2019 (a)	7,860,000	7,861,808
3 Month USD LIBOR + 0.01%, 2.80%, 12/15/2021 (a)	18,952,000	18,966,783
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.42%, 7/10/2019 (a)	3,845,000	3,845,269
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.84%, 3/16/2021 (a)	13,100,000	13,117,685
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.98%, 6/16/2021 (a)	25,470,000	25,585,888
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.32%, 3.01%, 2/26/2020 (a)	$ 7,031,000	$ 7,058,351
CPPIB Capital, Inc.:
3 Month USD LIBOR + 0.01%, 2.83%, 12/27/2019 (a) (b)	4,000,000	4,000,160
3 Month USD LIBOR + 0.03%, 2.47%, 10/16/2020 (a) (b)	8,500,000	8,500,085
Dexia Credit Local SA 3 Month USD LIBOR + 0.50%, 3.12%, 2/15/2019 (a) (b)	11,000,000	11,006,930
European Bank for Reconstruction & Development:
Series GMTN, 2.82%, 3/23/2020 (a)	3,000,000	3,000,360
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.63%, 5/11/2022 (a)	7,000,000	6,999,300
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.65%, 11/19/2020 (a)	3,000,000	3,000,420
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.52%, 1/10/2020 (a)	12,245,000	12,258,225
European Investment Bank:
3 Month USD LIBOR + 0.10%, 2.55%, 1/19/2023 (a) (b)	14,500,000	14,535,960
3 Month USD LIBOR + 0.10%, 2.61%, 1/27/2020 (a) (b)	13,200,000	13,215,840
3 Month USD LIBOR + 0.11%, 2.93%, 3/24/2021 (a) (b)	490,000	491,264
Export Development Canada:
3 Month USD LIBOR - 0.04%, 2.40%, 10/18/2019 (a) (b)	15,500,000	15,495,040
3 Month USD LIBOR + 0.01%, 2.63%, 8/13/2019 (a) (b)	2,150,000	2,150,387
3 Month USD LIBOR + 0.13%, 2.81%, 11/23/2020 (a) (b)	3,645,000	3,653,566
Series 144A, 3 Month USD LIBOR + 0.32%, 3.06%, 3/2/2020 (a) (b)	2,800,000	2,810,836
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 2.93%, 10/21/2019 (a)	6,500,000	6,503,575
3 Month USD LIBOR + 0.58%, 3.31%, 6/1/2021 (a)	3,507,000	3,507,175

See accompanying notes to financial statements.
73

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 3.39%, 5/26/2019 (a)	$ 8,862,000	$ 8,874,850
3 Month USD LIBOR + 0.78%, 3.51%, 6/1/2023 (a)	6,050,000	6,050,787
3 Month USD LIBOR + 0.93%, 3.47%, 11/1/2022 (a)	6,575,000	6,614,779
Series 5FRN, 3 Month USD LIBOR + 0.88%, 3.36%, 1/25/2022 (a)	5,840,000	5,864,411
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 2.76%, 4/15/2020 (a)	4,785,000	4,803,996
Series GDIF, 2.44%, 1/15/2022 (a)	18,500,000	18,495,560
Series GDIF, 3 Month USD LIBOR + 0.04%, 2.48%, 1/15/2019 (a)	600,000	600,006
Series GDP, 2.44%, 10/15/2019 (a) (c)	5,408,000	5,408,000
Series GMTN, 2.39%, 10/9/2020 (a) (c)	30,805,000	30,781,896
Series GMTN, 3 Month USD LIBOR - 0.02%, 2.47%, 10/25/2021	6,250,000	6,248,187
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.45%, 7/15/2020 (a)	5,126,000	5,129,588
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.51%, 7/15/2022 (a)	15,600,000	15,620,904
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.64%, 7/15/2021 (a) (c)	17,885,000	17,969,775
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.66%, 10/15/2020 (a)	6,865,000	6,891,911
International Bank for Reconstruction & Development:
Series GDIF, 1 Month USD LIBOR + 0.20%, 2.66%, 8/19/2019 (a)	3,250,000	3,253,608
Series GDIF, 3 Month USD LIBOR - 0.12%, 2.22%, 7/19/2019 (a)	6,200,000	6,195,784
Series GDIF, 3 Month USD LIBOR - 0.12%, 2.33%, 7/19/2019 (a)	4,950,000	4,946,634
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.54%, 10/13/2020 (a)	7,268,000	7,281,082
Security Description	Principal Amount	Value
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.90%, 2/11/2021 (a)	$ 13,931,000	$ 14,012,914
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.80%, 12/15/2020 (a)	16,370,000	16,378,021
Series GMTN, 3 Month USD LIBOR + 0.06%, 2.47%, 1/9/2019 (a)	10,507,000	10,507,105
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.86%, 12/15/2022 (a)	19,705,000	19,745,001
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.97%, 12/15/2021 (a)	10,695,000	10,753,395
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.86%, 7/21/2020 (a)	2,000,000	2,008,340
3 Month USD LIBOR + 0.48%, 3.22%, 6/1/2020 (a)	3,000,000	3,016,020
3 Month USD LIBOR + 0.57%, 3.26%, 2/24/2020 (a)	1,700,000	1,709,282
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 2.82%, 3/12/2021 (a) (b)	26,400,000	26,407,656
3 Month USD LIBOR + 0.07%, 2.86%, 3/17/2020 (a) (b)	21,206,000	21,221,692
3 Month USD LIBOR + 0.13%, 2.69%, 5/2/2019 (a) (b)	70,000	70,032
3 Month USD LIBOR + 0.13%, 2.90%, 9/8/2021 (a) (b)	4,870,000	4,881,785
3 Month USD LIBOR + 0.33%, 3.12%, 6/16/2020 (a) (b)	11,058,000	11,107,761
Kommuninvest I Sverige AB 3 Month USD LIBOR + 0.03%, 2.74%, 5/28/2019 (a) (b)	1,000,000	1,000,230
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 3.14%, 2/27/2020 (a)	2,050,000	2,050,328
3 Month USD LIBOR + 0.55%, 3.33%, 3/12/2021 (a)	3,000,000	2,999,280
3 Month USD LIBOR + 0.68%, 3.48%, 9/19/2020 (a)	6,000,000	6,015,240

See accompanying notes to financial statements.
74

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.71%, 3.40%, 2/27/2022 (a)	$ 5,350,000	$ 5,348,074
3 Month USD LIBOR + 0.73%, 3.14%, 7/6/2022 (a)	3,525,000	3,523,238
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 3.17%, 4/20/2020 (a) (b)	1,600,000	1,603,104
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 3.42%, 3/27/2020 (a) (b)	1,500,000	1,500,660
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 2.47%, 1/12/2022 (a) (b)	15,619,000	15,621,343
3 Month USD LIBOR + 0.25%, 2.99%, 6/3/2021 (a) (b)	5,765,000	5,797,515
3 Month USD LIBOR + 0.35%, 2.99%, 2/19/2021 (a) (b)	1,790,000	1,803,174
Municipality Finance PLC:
3 Month USD LIBOR + 0.01%, 2.51%, 10/26/2020 (a) (b)	10,000,000	9,998,700
3 Month USD LIBOR + 0.05%, 2.69%, 2/17/2021 (a) (b)	3,000,000	3,000,960
3 Month USD LIBOR + 0.17%, 2.76%, 2/7/2020 (a) (b)	13,160,000	13,182,240
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 2.74%, 11/4/2019 (a)	5,550,000	5,557,937
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.92%, 9/21/2020 (a)	14,254,000	14,284,504
Series MTN, 3 Month USD LIBOR + 0.28%, 2.75%, 7/21/2019 (a)	9,535,000	9,547,395
Svensk Exportkredit AB Series GMTN, 3 Month USD LIBOR + 0.33%, 2.77%, 1/14/2019 (a)	5,400,000	5,400,540
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $604,287,146)		604,466,023

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	21,453,291	$ 21,453,291
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	24,693,023	24,693,023
TOTAL SHORT-TERM INVESTMENTS (Cost $46,146,314)		46,146,314
TOTAL INVESTMENTS — 100.2% (Cost $4,274,519,074)		4,241,764,598
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(8,885,227)
NET ASSETS — 100.0%		$ 4,232,879,371
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

See accompanying notes to financial statements.
75

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,591,152,261	$—	$3,591,152,261
Foreign Government Obligations	—	604,466,023	—	604,466,023
Short-Term Investments	46,146,314	—	—	46,146,314
TOTAL INVESTMENTS	$46,146,314	$4,195,618,284	$—	$4,241,764,598
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,418,233	$ 8,418,233	$340,252,374	$327,217,316	$—	$—	21,453,291	$21,453,291	$144,572	$—
State Street Navigator Securities Lending Government Money Market Portfolio	11,562,360	11,562,360	89,156,538	76,025,875	—	—	24,693,023	24,693,023	23,186	—
Total		$19,980,593	$429,408,912	$403,243,191	$—	$—		$46,146,314	$167,758	$—
See accompanying notes to financial statements.
76

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	$ 25,000	$ 25,263
Lamar Media Corp.:
5.00%, 5/1/2023	22,000	21,909
5.75%, 2/1/2026	75,000	76,007
Omnicom Group, Inc./Omnicom Capital, Inc. 6.25%, 7/15/2019	25,000	25,402
WPP Finance 2010 3.63%, 9/7/2022	28,000	27,219
		175,800
AEROSPACE & DEFENSE — 1.7%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	48,147
5.87%, 2/23/2022	75,000	75,992
5.95%, 2/1/2037	75,000	69,481
6.15%, 8/15/2020	25,000	25,506
6.75%, 1/15/2028	50,000	48,642
BAE Systems Holdings, Inc.:
2.85%, 12/15/2020 (a)	9,000	8,879
6.38%, 6/1/2019 (a)	50,000	50,573
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	65,000	61,384
Harris Corp.:
3.83%, 4/27/2025	20,000	19,567
5.05%, 4/27/2045	50,000	50,888
L3 Technologies, Inc. 4.40%, 6/15/2028	5,000	5,013
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	49,419
3.35%, 9/15/2021	15,000	15,102
3.55%, 1/15/2026	20,000	19,822
4.50%, 5/15/2036	25,000	25,600
4.70%, 5/15/2046	50,000	52,188
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	46,644
Northrop Grumman Corp.:
2.08%, 10/15/2020	5,000	4,906
3.25%, 8/1/2023	25,000	24,584
4.75%, 6/1/2043	25,000	25,194
Rockwell Collins, Inc.:
2.80%, 3/15/2022	11,000	10,664
3.10%, 11/15/2021	50,000	49,261
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	100,000	95,427
United Technologies Corp.:
3.35%, 8/16/2021	10,000	9,970
3.65%, 8/16/2023	20,000	19,924
3.95%, 8/16/2025	10,000	9,931
4.13%, 11/16/2028	30,000	29,726
4.45%, 11/16/2038	10,000	9,648
Security Description	Principal Amount	Value
4.50%, 4/15/2020	$ 50,000	$ 50,746
4.50%, 6/1/2042	100,000	95,038
4.63%, 11/16/2048	15,000	14,493
6.05%, 6/1/2036	50,000	55,976
		1,178,335
AGRICULTURE — 1.0%
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	25,000	21,882
3.75%, 9/25/2027	35,000	31,116
JBS Investments II GmbH 7.00%, 1/15/2026 (a) (b)	200,000	197,030
Reynolds American, Inc.:
3.25%, 6/12/2020	100,000	99,220
4.45%, 6/12/2025	50,000	48,092
5.85%, 8/15/2045	125,000	115,290
6.88%, 5/1/2020	112,000	116,505
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	65,000	55,184
		684,319
AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	50,000	49,802
5.50%, 10/1/2019 (a)	50,000	50,172
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	19,915
3.00%, 11/15/2026	20,000	18,514
United Continental Holdings, Inc. 5.00%, 2/1/2024 (b)	50,000	48,796
		187,199
APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	81,000	75,882
Under Armour, Inc. 3.25%, 6/15/2026	10,000	8,312
		84,194
AUTO MANUFACTURERS — 2.1%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	50,000	48,048
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	195,958
Ford Holdings LLC 9.30%, 3/1/2030	75,000	86,656
Ford Motor Co.:
6.38%, 2/1/2029	30,000	30,373
7.45%, 7/16/2031	75,000	77,695
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	193,950
3.34%, 3/18/2021	85,000	82,268
General Motors Co.:
5.20%, 4/1/2045	25,000	20,730
6.60%, 4/1/2036	50,000	48,345
6.75%, 4/1/2046	47,000	45,556

See accompanying notes to financial statements.
77

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	$ 100,000	$ 97,354
3.20%, 7/6/2021	25,000	24,412
3.95%, 4/13/2024	50,000	47,325
4.00%, 10/6/2026	50,000	45,031
4.20%, 3/1/2021	50,000	50,116
4.38%, 9/25/2021	25,000	25,112
5.25%, 3/1/2026	72,000	70,670
Hyundai Capital America:
2.00%, 7/1/2019 (a)	93,000	92,384
2.60%, 3/19/2020 (a)	39,000	38,543
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	100,000	93,303
		1,413,829
AUTO PARTS & EQUIPMENT — 0.7%
Aptiv PLC:
4.25%, 1/15/2026	70,000	68,101
4.40%, 10/1/2046	13,000	11,516
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,165
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	20,000	18,633
Dana, Inc. 5.50%, 12/15/2024	25,000	23,305
Delphi Technologies PLC 5.00%, 10/1/2025 (a) (b)	153,000	128,526
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	40,545
5.13%, 11/15/2023 (b)	25,000	24,497
8.75%, 8/15/2020	97,000	102,904
Lear Corp. 5.25%, 1/15/2025	12,000	12,292
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	75,000	71,085
		511,569
BANKS — 6.1%
Bank of America Corp.:
7.75%, 5/14/2038	50,000	64,426
Series MTN, 4.20%, 8/26/2024	75,000	74,484
Series MTN, 4.25%, 10/22/2026	75,000	72,958
Series MTN, 4.45%, 3/3/2026	61,000	60,291
Barclays PLC:
2.88%, 6/8/2020	30,000	29,485
4.38%, 1/12/2026	200,000	191,034
4.95%, 1/10/2047	80,000	70,972
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	200,000	197,366
BPCE SA 4.50%, 3/15/2025 (a)	50,000	48,358
Capital One Financial Corp.:
3.75%, 4/24/2024	50,000	48,733
4.20%, 10/29/2025	50,000	48,066
4.25%, 4/30/2025	150,000	148,153
Security Description	Principal Amount	Value
Capital One NA Series BKNT, 2.35%, 1/31/2020	$ 100,000	$ 98,803
CIT Group, Inc.:
4.13%, 3/9/2021	45,000	44,439
5.00%, 8/15/2022	139,000	137,093
5.25%, 3/7/2025	85,000	83,346
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	19,633
4.60%, 3/9/2026	70,000	69,025
4.75%, 5/18/2046	60,000	55,635
5.30%, 5/6/2044	25,000	24,737
5.50%, 9/13/2025	25,000	26,147
6.13%, 8/25/2036	50,000	54,725
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	105,000	102,716
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	49,171
Comerica, Inc. 3.80%, 7/22/2026	25,000	24,296
Credit Suisse AG 5.40%, 1/14/2020	150,000	152,062
Credit Suisse Group AG:
3.57%, 1/9/2023 (a)	100,000	97,496
4.28%, 1/9/2028 (a)	25,000	24,099
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	75,000	73,661
Deutsche Bank AG:
2.70%, 7/13/2020	100,000	96,989
3.38%, 5/12/2021	96,000	92,441
3.70%, 5/30/2024	175,000	158,807
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	100,000	78,355
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	100,220
6.75%, 10/1/2037	125,000	141,586
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	38,626
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	200,000	180,950
5.71%, 1/15/2026 (a)	200,000	182,292
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	51,777
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	77,702
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a) (b)	50,000	51,342
Morgan Stanley:
3.95%, 4/23/2027	50,000	47,085
4.88%, 11/1/2022	74,000	76,139
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,434
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022	250,000	254,185
Santander Holdings USA, Inc. 3.70%, 3/28/2022	80,000	78,563

See accompanying notes to financial statements.
78

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC 3.13%, 1/8/2021	$ 50,000	$ 49,094
Santander UK PLC 5.00%, 11/7/2023 (a)	35,000	34,285
SunTrust Banks, Inc. 2.50%, 5/1/2019	17,000	16,962
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	200,000	176,532
		4,206,776
BEVERAGES — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046 (a)	250,000	231,320
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	68,000	66,197
4.63%, 2/1/2044	100,000	89,031
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 1/15/2022	50,000	50,011
4.44%, 10/6/2048	5,000	4,314
8.20%, 1/15/2039	150,000	195,282
Beam Suntory, Inc. 3.25%, 5/15/2022	20,000	19,771
Constellation Brands, Inc. 4.10%, 2/15/2048	50,000	42,067
Keurig Dr Pepper, Inc.:
2.53%, 11/15/2021	20,000	19,292
2.70%, 11/15/2022	20,000	18,988
3.20%, 11/15/2021	50,000	49,145
Molson Coors Brewing Co.:
1.45%, 7/15/2019	40,000	39,567
3.50%, 5/1/2022 (b)	2,000	1,978
4.20%, 7/15/2046	65,000	54,015
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	27,488
		908,466
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.13%, 5/1/2020	65,000	64,139
3.63%, 5/15/2022	50,000	50,318
5.15%, 11/15/2041	101,000	104,092
6.40%, 2/1/2039	100,000	119,303
Biogen, Inc. 2.90%, 9/15/2020	25,000	24,840
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	20,000	20,445
Celgene Corp.:
3.25%, 8/15/2022	50,000	49,004
3.88%, 8/15/2025	50,000	48,222
3.90%, 2/20/2028	8,000	7,518
4.63%, 5/15/2044	25,000	22,079
		509,960
Security Description	Principal Amount	Value
BUILDING MATERIALS — 1.1%
Johnson Controls International PLC:
4.63%, 7/2/2044 (d)	$ 25,000	$ 23,484
5.70%, 3/1/2041	25,000	26,485
Lafarge SA 7.13%, 7/15/2036	35,000	41,102
Lennox International, Inc. 3.00%, 11/15/2023	50,000	46,924
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	24,227
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	50,000	40,876
Masco Corp.:
4.38%, 4/1/2026	37,000	36,778
5.95%, 3/15/2022	19,000	19,919
Masonite International Corp. 5.63%, 3/15/2023 (a)	36,000	34,899
Owens Corning:
3.40%, 8/15/2026	30,000	27,056
4.20%, 12/15/2022	50,000	49,592
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	38,000	31,722
5.00%, 2/15/2027 (a)	50,000	43,983
5.38%, 11/15/2024 (a)	70,000	65,906
5.50%, 2/15/2023 (a)	20,000	19,587
6.00%, 10/15/2025 (a)	200,000	192,124
		724,664
CHEMICALS — 3.2%
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,268
Ashland LLC:
4.75%, 8/15/2022	25,000	24,574
6.88%, 5/15/2043	75,000	73,676
Blue Cube Spinco LLC:
9.75%, 10/15/2023	75,000	82,522
10.00%, 10/15/2025	25,000	28,367
Cabot Corp. 3.40%, 9/15/2026	30,000	28,180
Celanese US Holdings LLC 4.63%, 11/15/2022	60,000	61,496
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	23,150
4.95%, 6/1/2043	25,000	19,376
5.15%, 3/15/2034	50,000	42,251
5.38%, 3/15/2044	50,000	40,750
7.13%, 5/1/2020	47,000	48,359
Chemours Co.:
5.38%, 5/15/2027	50,000	45,049
6.63%, 5/15/2023	120,000	121,200
7.00%, 5/15/2025	10,000	10,149
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	50,691
4.38%, 11/15/2042	25,000	21,989

See accompanying notes to financial statements.
79

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
DowDuPont, Inc. 5.32%, 11/15/2038	$ 50,000	$ 51,559
Eastman Chemical Co. 3.60%, 8/15/2022	25,000	24,979
Huntsman International LLC 5.13%, 11/15/2022	50,000	50,398
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	50,000	45,968
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	24,027
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	21,073
6.00%, 11/15/2021	71,000	75,149
Mosaic Co.:
3.25%, 11/15/2022	50,000	48,565
5.63%, 11/15/2043	50,000	50,507
NOVA Chemicals Corp.:
5.00%, 5/1/2025 (a)	100,000	90,062
5.25%, 8/1/2023 (a)	50,000	47,351
Nutrien, Ltd.:
4.00%, 12/15/2026	5,000	4,838
4.90%, 6/1/2043	45,000	43,159
Olin Corp.:
5.00%, 2/1/2030	25,000	21,868
5.13%, 9/15/2027 (b)	100,000	92,420
PolyOne Corp. 5.25%, 3/15/2023 (b)	75,000	72,511
Rohm & Haas Co. 7.85%, 7/15/2029	75,000	93,495
RPM International, Inc. 3.45%, 11/15/2022	10,000	9,840
SASOL Financing USA LLC 5.88%, 3/27/2024	200,000	199,582
Sherwin-Williams Co.:
2.75%, 6/1/2022	53,000	51,228
4.50%, 6/1/2047	50,000	45,083
SPCM SA 4.88%, 9/15/2025 (a)	35,000	31,108
Syngenta Finance NV 3.13%, 3/28/2022	45,000	42,939
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	27,585
3.60%, 8/15/2026	25,000	22,985
5.00%, 8/15/2046	25,000	22,849
WR Grace & Co-Conn:
5.13%, 10/1/2021 (a)	100,000	99,330
5.63%, 10/1/2024 (a)	50,000	50,119
		2,207,624
COMMERCIAL SERVICES — 2.6%
Adani Abbot Point Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	200,000	177,086
ADT Security Corp.:
3.50%, 7/15/2022	75,000	69,381
4.88%, 7/15/2032 (a)	75,000	56,042
Security Description	Principal Amount	Value
6.25%, 10/15/2021	$ 100,000	$ 101,418
Ashtead Capital, Inc. 4.13%, 8/15/2025 (a)	200,000	183,118
Block Financial LLC 4.13%, 10/1/2020	20,000	20,132
Brink's Co. 4.63%, 10/15/2027 (a)	50,000	45,523
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	50,000	46,324
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,800
7.00%, 10/15/2037 (a)	50,000	61,519
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	30,000	28,873
Moody's Corp.:
2.75%, 7/15/2019	50,000	50,021
2.75%, 12/15/2021	9,000	8,820
4.88%, 2/15/2024	20,000	20,994
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	49,367
5.00%, 4/15/2022 (a)	200,000	191,984
Service Corp. International 5.38%, 1/15/2022	71,000	71,109
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,013
United Rentals North America, Inc.:
4.63%, 7/15/2023	50,000	49,123
4.63%, 10/15/2025	100,000	89,750
4.88%, 1/15/2028	100,000	87,784
5.50%, 7/15/2025	100,000	94,511
5.50%, 5/15/2027	50,000	46,370
5.88%, 9/15/2026	100,000	95,102
6.50%, 12/15/2026 (b)	75,000	73,875
Western Union Co. 6.20%, 6/21/2040	25,000	23,210
		1,776,249
COMPUTERS — 2.0%
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (a)	50,000	49,960
5.45%, 6/15/2023 (a)	135,000	137,566
5.88%, 6/15/2021 (a)	113,000	113,106
6.02%, 6/15/2026 (a)	20,000	20,095
7.13%, 6/15/2024 (a)	50,000	50,883
8.10%, 7/15/2036 (a)	43,000	46,519
8.35%, 7/15/2046 (a)	35,000	37,918
Dell, Inc. 6.50%, 4/15/2038	25,000	22,337
EMC Corp. 2.65%, 6/1/2020	200,000	192,064
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	51,000	51,508
6.20%, 10/15/2035	80,000	77,974
6.35%, 10/15/2045	25,000	23,395

See accompanying notes to financial statements.
80

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
4.05%, 9/15/2022	$ 25,000	$ 25,387
6.00%, 9/15/2041	25,000	24,851
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	49,461
NCR Corp.:
5.00%, 7/15/2022	50,000	47,148
5.88%, 12/15/2021	6,000	5,902
6.38%, 12/15/2023 (b)	75,000	72,609
NetApp, Inc.:
3.25%, 12/15/2022	50,000	48,838
3.38%, 6/15/2021	20,000	19,921
Seagate HDD Cayman:
4.75%, 6/1/2023	30,000	28,212
4.75%, 1/1/2025 (b)	50,000	44,502
4.88%, 3/1/2024	50,000	45,496
Western Digital Corp. 4.75%, 2/15/2026	180,000	156,146
		1,391,798
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	75,000	73,517
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	49,531
		123,048
DISTRIBUTION & WHOLESALE — 0.2%
HD Supply, Inc. 5.38%, 10/15/2026 (a)	130,000	126,100
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	15,000	13,632
3.75%, 5/15/2019	30,000	29,995
4.50%, 5/15/2021	40,000	40,074
Air Lease Corp.:
3.00%, 9/15/2023	10,000	9,395
3.25%, 3/1/2025	125,000	114,879
3.88%, 4/1/2021	25,000	25,009
Aircastle, Ltd.:
5.00%, 4/1/2023	70,000	69,905
5.13%, 3/15/2021	25,000	25,393
Ally Financial, Inc.:
3.50%, 1/27/2019	5,000	4,997
3.75%, 11/18/2019	233,000	232,511
5.75%, 11/20/2025 (b)	325,000	323,284
8.00%, 11/1/2031	150,000	166,852
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	24,896
Discover Financial Services 3.95%, 11/6/2024	50,000	49,176
Security Description	Principal Amount	Value
GE Capital International Funding Co. 2.34%, 11/15/2020	$ 200,000	$ 192,938
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	55,000	54,779
5.38%, 11/1/2023	6,000	6,085
5.38%, 4/15/2026	100,000	97,989
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	73,508
6.00%, 8/1/2020	50,000	49,922
6.25%, 2/1/2022	150,000	149,611
6.38%, 12/15/2025	50,000	48,404
International Lease Finance Corp.:
4.63%, 4/15/2021	88,000	88,558
5.88%, 8/15/2022	25,000	26,059
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	19,403
Jefferies Financial Group, Inc. 6.63%, 10/23/2043	75,000	74,218
Jefferies Group LLC 6.50%, 1/20/2043	73,000	71,409
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	50,048
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	50,766
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	100,000	102,060
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,832
5.55%, 1/15/2020	60,000	61,299
Navient Corp.:
5.50%, 1/25/2023	100,000	87,671
6.63%, 7/26/2021	85,000	82,101
6.75%, 6/25/2025	100,000	85,578
6.75%, 6/15/2026	55,000	45,654
Series MTN, 6.13%, 3/25/2024	110,000	94,123
Series MTN, 7.25%, 1/25/2022	10,000	9,661
Series MTN, 8.00%, 3/25/2020	200,000	203,408
Nomura Holdings, Inc.:
6.70%, 3/4/2020	50,000	51,943
Series GMTN, 2.75%, 3/19/2019	12,000	11,993
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	50,000	46,732
Raymond James Financial, Inc. 4.95%, 7/15/2046	50,000	48,330
Synchrony Financial:
3.75%, 8/15/2021	15,000	14,552
4.25%, 8/15/2024	175,000	160,540
		3,294,172
ELECTRIC — 4.5%
AES Corp.:
5.50%, 4/15/2025	100,000	99,485

See accompanying notes to financial statements.
81

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/15/2026	$ 100,000	$ 101,978
Appalachian Power Co. 4.40%, 5/15/2044	1,000	967
Black Hills Corp. 4.20%, 9/15/2046	4,000	3,699
Calpine Corp.:
5.25%, 6/1/2026 (a)	105,000	95,812
5.88%, 1/15/2024 (a)	69,000	67,620
Clearway Energy Operating LLC:
5.38%, 8/15/2024	50,000	47,548
5.75%, 10/15/2025 (a)	95,000	90,742
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	9,523
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	24,558
4.70%, 3/31/2043	25,000	25,154
Dominion Energy, Inc. 4.10%, 4/1/2021 (d)	130,000	131,615
DPL, Inc. 7.25%, 10/15/2021	200,000	208,878
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,707
Series B, 3.30%, 6/15/2022	20,000	19,809
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	12,000	11,294
Edison International 2.40%, 9/15/2022	15,000	14,048
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	50,260
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	75,000	75,073
Enel Finance International NV:
6.00%, 10/7/2039 (a)	50,000	49,969
6.80%, 9/15/2037 (a)	100,000	108,245
Evergy, Inc.:
4.85%, 6/1/2021	6,000	6,121
5.29%, 6/15/2022 (d)	25,000	25,897
Exelon Corp.:
3.50%, 6/1/2022	50,000	48,859
4.45%, 4/15/2046	25,000	23,811
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	49,026
6.25%, 10/1/2039	50,000	52,219
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	37,000	37,546
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	25,000	26,808
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	30,000	29,654
Integrys Holding, Inc. 4.17%, 11/1/2020	62,000	62,904
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	34,628
Kansas City Power & Light Co.:
Security Description	Principal Amount	Value
3.15%, 3/15/2023	$ 25,000	$ 24,489
4.20%, 6/15/2047	15,000	14,509
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	25,380
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	99,761
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	74,000	68,083
4.50%, 9/15/2027 (a)	38,000	33,766
NRG Energy, Inc. 6.25%, 5/1/2024	50,000	50,750
NV Energy, Inc. 6.25%, 11/15/2020	25,000	26,286
Pennsylvania Electric Co. 6.15%, 10/1/2038	75,000	90,666
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	40,294
Progress Energy, Inc.:
4.40%, 1/15/2021	22,000	22,418
7.75%, 3/1/2031	105,000	138,656
PSEG Power LLC 3.00%, 6/15/2021	15,000	14,734
Public Service Co. of New Mexico 3.85%, 8/1/2025	45,000	45,195
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,703
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	26,427
SCANA Corp.:
Series MTN, 4.75%, 5/15/2021	15,000	15,165
Series MTN, 6.25%, 4/1/2020	50,000	51,280
Sempra Energy 9.80%, 2/15/2019	40,000	40,289
Southern Co. 2.95%, 7/1/2023	50,000	48,319
Southern Power Co.:
5.15%, 9/15/2041	50,000	48,297
5.25%, 7/15/2043	25,000	24,299
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	20,000	18,418
Tampa Electric Co.:
2.60%, 9/15/2022	25,000	24,138
4.20%, 5/15/2045	25,000	23,887
TransAlta Corp. 6.50%, 3/15/2040	6,000	5,378
Vistra Energy Corp. 7.63%, 11/1/2024	195,000	206,263
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	130,000	126,207
Xcel Energy, Inc.:
2.40%, 3/15/2021	1,000	983
3.30%, 6/1/2025	50,000	48,735
		3,076,232

See accompanying notes to financial statements.
82

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.9%
Agilent Technologies, Inc. 3.88%, 7/15/2023	$ 85,000	$ 85,547
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	24,617
3.88%, 1/12/2028	50,000	45,517
Avnet, Inc. 4.63%, 4/15/2026	35,000	34,121
Corning, Inc. 3.70%, 11/15/2023	25,000	25,069
Flex, Ltd.:
4.63%, 2/15/2020	25,000	25,133
5.00%, 2/15/2023	50,000	50,194
Fortive Corp. 3.15%, 6/15/2026	20,000	18,631
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	49,116
5.45%, 12/15/2024	85,000	79,919
Jabil, Inc. 4.70%, 9/15/2022	117,000	117,219
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	48,501
		603,584
ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	48,252
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.88%, 10/15/2024	188,000	184,644
MasTec, Inc. 4.88%, 3/15/2023	102,000	98,955
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,139
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	90,000	83,841
		392,579
ENTERTAINMENT — 0.2%
International Game Technology PLC 6.50%, 2/15/2025 (a)	150,000	148,793
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	25,089
5.25%, 11/15/2021	2,000	2,111
Waste Management, Inc.:
3.50%, 5/15/2024	25,000	24,878
4.10%, 3/1/2045	50,000	47,744
		99,822
FOOD — 1.8%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (b)	25,000	24,010
Security Description	Principal Amount	Value
Campbell Soup Co. 4.25%, 4/15/2021	$ 25,000	$ 25,374
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	32,208
3.25%, 9/15/2022	20,000	19,476
Darling Ingredients, Inc. 5.38%, 1/15/2022	50,000	49,813
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	66,691
General Mills, Inc. 5.40%, 6/15/2040 (b)	25,000	24,942
Ingredion, Inc. 3.20%, 10/1/2026	80,000	73,942
JM Smucker Co. 4.25%, 3/15/2035	50,000	45,702
Kellogg Co. 4.50%, 4/1/2046	25,000	22,768
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,000	4,961
3.00%, 6/1/2026	55,000	49,078
3.50%, 6/6/2022	25,000	24,770
4.38%, 6/1/2046	90,000	74,466
4.88%, 2/15/2025 (a)	85,000	84,646
5.00%, 6/4/2042	25,000	22,269
Kroger Co.:
2.60%, 2/1/2021	10,000	9,826
3.50%, 2/1/2026	50,000	47,752
3.85%, 8/1/2023	20,000	20,068
4.45%, 2/1/2047 (b)	25,000	21,925
5.15%, 8/1/2043	25,000	23,721
6.90%, 4/15/2038	11,000	12,668
Series GMTN, 1.50%, 9/30/2019	40,000	39,473
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	110,000	107,216
4.88%, 11/1/2026 (a)	90,000	86,780
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	75,000	70,522
5.88%, 9/30/2027 (a)	50,000	45,581
Sysco Corp.:
3.30%, 7/15/2026	25,000	23,699
4.85%, 10/1/2045	13,000	13,029
Tyson Foods, Inc.:
2.65%, 8/15/2019	50,000	49,742
4.55%, 6/2/2047	35,000	30,783
4.88%, 8/15/2034	2,000	1,910
		1,249,811
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	45,000	42,357
5.00%, 4/1/2025 (a)	200,000	196,766
5.13%, 1/15/2024	20,000	19,830
		258,953

See accompanying notes to financial statements.
83

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.3%
Cascades, Inc. 5.50%, 7/15/2022 (a)	$ 50,000	$ 48,864
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	22,154
Domtar Corp. 6.25%, 9/1/2042	25,000	24,124
International Paper Co. 8.70%, 6/15/2038	100,000	131,996
		227,138
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	56,833
5.75%, 5/20/2027	25,000	22,330
5.88%, 8/20/2026	60,000	54,756
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	50,977
National Fuel Gas Co.:
3.95%, 9/15/2027	5,000	4,602
4.90%, 12/1/2021	25,000	25,460
NiSource, Inc.:
3.85%, 2/15/2023	60,000	60,179
5.80%, 2/1/2042	25,000	28,226
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	94,126
4.40%, 6/1/2043	25,000	23,552
4.40%, 5/30/2047	4,000	3,724
		424,765
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories 4.90%, 11/30/2046	103,000	108,278
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	49,217
4.67%, 6/6/2047	25,000	23,525
4.88%, 5/15/2044	50,000	49,295
6.00%, 5/15/2039	80,000	89,362
Boston Scientific Corp. 3.38%, 5/15/2022	6,000	5,938
DENTSPLY SIRONA, Inc. 4.13%, 8/15/2021	25,000	25,104
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	50,744
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	50,000	50,033
Hologic, Inc. 4.38%, 10/15/2025 (a)	65,000	60,643
Life Technologies Corp. 6.00%, 3/1/2020	25,000	25,699
Teleflex, Inc. 4.88%, 6/1/2026	35,000	33,425
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	41,000	41,146
Security Description	Principal Amount	Value
5.30%, 2/1/2044	$ 25,000	$ 27,569
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	16,000	15,280
3.70%, 3/19/2023	40,000	39,423
4.25%, 8/15/2035	54,000	51,141
		745,822
HEALTH CARE SERVICES — 4.4%
Anthem, Inc.:
2.25%, 8/15/2019	114,000	113,381
4.63%, 5/15/2042	2,000	1,887
4.65%, 1/15/2043	50,000	48,620
4.65%, 8/15/2044	25,000	24,238
Centene Corp.:
4.75%, 5/15/2022	60,000	59,552
5.63%, 2/15/2021	100,000	100,943
6.13%, 2/15/2024	147,000	150,688
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	35,000	34,178
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	40,000	39,501
Cigna Corp. 4.90%, 12/15/2048 (a)	50,000	48,892
Cigna Holding Co. 5.38%, 2/15/2042	50,000	52,296
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	71,049
5.63%, 7/31/2019 (a)	25,000	25,279
HCA, Inc.:
5.25%, 6/15/2026	150,000	148,950
5.38%, 2/1/2025	150,000	147,009
5.38%, 9/1/2026	60,000	58,369
5.50%, 6/15/2047	75,000	71,314
5.63%, 9/1/2028	145,000	140,167
5.88%, 3/15/2022	200,000	205,712
5.88%, 5/1/2023	268,000	271,784
5.88%, 2/15/2026	100,000	100,354
6.50%, 2/15/2020	100,000	102,505
7.50%, 2/15/2022	150,000	159,339
Humana, Inc.:
2.63%, 10/1/2019	25,000	24,893
4.80%, 3/15/2047	12,000	11,912
4.95%, 10/1/2044	25,000	25,767
8.15%, 6/15/2038	2,000	2,678
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,257
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	92,732
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	60,000	58,957
6.25%, 1/15/2027 (a)	55,000	53,093

See accompanying notes to financial statements.
84

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc. 4.70%, 4/1/2021	$ 25,000	$ 25,728
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	48,411
4.63%, 7/15/2024	175,000	163,011
4.75%, 6/1/2020	25,000	24,981
6.00%, 10/1/2020	150,000	151,243
Universal Health Services, Inc. 5.00%, 6/1/2026 (a)	50,000	48,620
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	65,000	62,851
		3,021,141
HOME BUILDERS — 2.2%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	50,658
KB Home 7.00%, 12/15/2021	150,000	152,818
Lennar Corp.:
2.95%, 11/29/2020	50,000	48,475
4.13%, 1/15/2022	100,000	96,262
4.50%, 11/15/2019	90,000	89,922
4.50%, 4/30/2024 (b)	50,000	47,351
4.75%, 11/15/2022	20,000	19,572
4.88%, 12/15/2023	10,000	9,639
5.25%, 6/1/2026	75,000	70,820
5.88%, 11/15/2024	50,000	50,083
6.25%, 12/15/2021	50,000	50,910
M/I Homes, Inc. 6.75%, 1/15/2021	61,000	60,654
Mattamy Group Corp.:
6.50%, 10/1/2025 (a)	100,000	90,891
6.88%, 12/15/2023 (a)	12,000	11,211
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	24,000
PulteGroup, Inc.:
4.25%, 3/1/2021	143	142
5.00%, 1/15/2027	100,000	91,000
5.50%, 3/1/2026	50,000	48,250
6.00%, 2/15/2035	50,000	43,441
6.38%, 5/15/2033	50,000	45,750
7.88%, 6/15/2032	50,000	51,910
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	50,000	49,500
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	39,000	33,653
4.38%, 4/15/2023	50,000	47,252
4.88%, 11/15/2025	50,000	46,804
5.63%, 1/15/2024	50,000	49,397
6.75%, 11/1/2019 (b)	50,000	50,879
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	60,000	53,656
		1,484,900
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc. 3.50%, 11/15/2027	$ 30,000	$ 28,054
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	58,232
Whirlpool Corp.:
4.00%, 3/1/2024	25,000	24,765
Series MTN, 4.85%, 6/15/2021	10,000	10,274
		121,325
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	49,999	45,055
Clorox Co. 3.50%, 12/15/2024	25,000	24,894
		69,949
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.85%, 4/1/2023	10,000	9,870
4.00%, 6/15/2022	25,000	24,764
4.00%, 12/1/2024	60,000	58,670
		93,304
INSURANCE — 2.0%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	79,000	76,647
Allstate Corp. Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	50,000	48,457
American International Group, Inc.:
3.30%, 3/1/2021	57,000	56,794
3.75%, 7/10/2025	15,000	14,364
3.88%, 1/15/2035	45,000	38,655
4.13%, 2/15/2024	50,000	50,193
4.50%, 7/16/2044	50,000	44,445
Aon PLC:
4.25%, 12/12/2042	25,000	22,401
4.45%, 5/24/2043	25,000	22,763
Aspen Insurance Holdings, Ltd. 6.00%, 12/15/2020	11,000	11,447
AXA SA 8.60%, 12/15/2030	50,000	61,797
Brighthouse Financial, Inc. 4.70%, 6/22/2047	50,000	37,147
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	24,661
4.50%, 3/1/2026	20,000	19,982
CNO Financial Group, Inc. 5.25%, 5/30/2025	80,000	76,357
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	75,489
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	55,000	52,809

See accompanying notes to financial statements.
85

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	$ 25,000	$ 23,157
Kemper Corp. 4.35%, 2/15/2025	70,000	69,146
Liberty Mutual Group, Inc.:
4.95%, 5/1/2022 (a)	75,000	77,348
5.00%, 6/1/2021 (a)	3,000	3,079
Lincoln National Corp.:
3.80%, 3/1/2028	2,000	1,927
6.15%, 4/7/2036	50,000	57,845
Markel Corp. 5.35%, 6/1/2021	20,000	20,833
MetLife, Inc. 6.40%, 12/15/2066	50,000	50,643
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	25,879
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	50,000	46,018
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	50,000	46,890
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	25,000	25,861
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	4,000	5,464
Trinity Acquisition PLC:
4.63%, 8/15/2023	70,000	71,895
6.13%, 8/15/2043	25,000	27,731
Voya Financial, Inc.:
3.13%, 7/15/2024	100,000	94,222
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	10,000	9,390
		1,391,736
INTERNET — 0.7%
eBay, Inc.:
2.20%, 8/1/2019	45,000	44,729
3.80%, 3/9/2022	50,000	50,271
Expedia Group, Inc. 5.00%, 2/15/2026	50,000	50,381
Netflix, Inc. 6.38%, 5/15/2029 (a)	105,000	104,203
Symantec Corp.:
3.95%, 6/15/2022	25,000	23,948
5.00%, 4/15/2025 (a)	100,000	93,566
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	49,250
5.25%, 4/1/2025	100,000	99,973
		516,321
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.25%, 3/1/2025	75,000	71,065
FS KKR Capital Corp. 4.00%, 7/15/2019	25,000	24,970
Security Description	Principal Amount	Value
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	$ 25,000	$ 25,003
		121,038
IRON/STEEL — 0.7%
ArcelorMittal:
5.25%, 8/5/2020	50,000	50,550
7.00%, 10/15/2039	53,000	55,493
Carpenter Technology Corp. 4.45%, 3/1/2023	100,000	97,001
Commercial Metals Co. 4.88%, 5/15/2023	50,000	47,251
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	4,000	4,382
Steel Dynamics, Inc.:
4.13%, 9/15/2025	50,000	46,350
5.25%, 4/15/2023	55,000	54,262
5.50%, 10/1/2024	100,000	99,810
		455,099
LEISURE TIME — 0.4%
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	50,000	49,910
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	52,481
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	200,000	197,650
		300,041
LODGING — 1.9%
Choice Hotels International, Inc. 5.75%, 7/1/2022	175,000	181,176
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	145,000	137,160
5.13%, 5/1/2026 (a)	55,000	52,740
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	4,000	3,936
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	25,410
Marriott International, Inc.:
3.13%, 2/15/2023	50,000	48,096
3.38%, 10/15/2020	82,000	81,442
3.75%, 3/15/2025	25,000	24,050
4.50%, 10/1/2034	25,000	23,484
MGM Resorts International:
4.63%, 9/1/2026	150,000	134,811
5.75%, 6/15/2025	80,000	77,286
6.00%, 3/15/2023	120,000	120,391
7.75%, 3/15/2022	150,000	159,432
Wyndham Destinations, Inc.:
4.25%, 3/1/2022	8,000	7,656
5.63%, 3/1/2021	10,000	9,967
6.35%, 10/1/2025	75,000	72,972

See accompanying notes to financial statements.
86

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	$ 140,000	$ 132,808
		1,292,817
MACHINERY, CONSTRUCTION & MINING — 0.1%
Oshkosh Corp. 4.60%, 5/15/2028	100,000	99,343
MACHINERY-DIVERSIFIED — 0.3%
CNH Industrial Capital LLC:
4.38%, 11/6/2020	25,000	25,139
4.88%, 4/1/2021	50,000	50,413
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	70,000	64,446
Wabtec Corp. 3.45%, 11/15/2026	20,000	17,855
Xylem, Inc. 3.25%, 11/1/2026	30,000	28,511
		186,364
MEDIA — 6.3%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	28,866
6.20%, 12/15/2034	26,000	31,532
6.40%, 12/15/2035	50,000	62,347
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	94,960
Block Communications, Inc. 6.88%, 2/15/2025 (a)	150,000	151,504
CBS Corp.:
3.38%, 3/1/2022	50,000	49,659
3.38%, 2/15/2028	58,000	52,390
7.88%, 7/30/2030	50,000	62,416
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	75,000	70,077
5.00%, 2/1/2028 (a)	120,000	110,389
5.13%, 2/15/2023	36,000	35,100
5.13%, 5/1/2023 (a)	150,000	146,260
5.50%, 5/1/2026 (a)	75,000	72,187
5.75%, 9/1/2023 (b)	247,000	246,024
5.75%, 1/15/2024	80,000	79,312
5.75%, 2/15/2026 (a)	140,000	137,249
5.88%, 4/1/2024 (a)	100,000	99,439
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	130,000	121,286
4.91%, 7/23/2025	50,000	49,631
5.38%, 4/1/2038	50,000	46,134
5.38%, 5/1/2047	90,000	80,935
6.38%, 10/23/2035	25,000	25,606
6.83%, 10/23/2055	50,000	50,716
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	73,449
Security Description	Principal Amount	Value
4.80%, 2/1/2035 (a)	$ 50,000	$ 45,457
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	200,000	195,376
6.63%, 10/15/2025 (a) (b)	200,000	202,820
Discovery Communications LLC:
4.88%, 4/1/2043	1,000	879
4.90%, 3/11/2026 (b)	50,000	50,209
5.00%, 9/20/2037	50,000	46,182
5.20%, 9/20/2047	50,000	46,052
DISH DBS Corp. 7.88%, 9/1/2019	100,000	102,210
Historic TW, Inc. 6.63%, 5/15/2029	25,000	29,252
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	24,233
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (a)	190,000	173,527
5.38%, 4/15/2025 (a)	100,000	94,602
6.00%, 7/15/2024 (a)	75,000	75,493
TEGNA, Inc.:
5.13%, 10/15/2019	27,000	26,974
5.13%, 7/15/2020	50,000	49,946
6.38%, 10/15/2023	90,000	90,134
Thomson Reuters Corp.:
4.30%, 11/23/2023	25,000	25,764
5.85%, 4/15/2040	60,000	66,001
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	74,449
5.88%, 11/15/2040	50,000	46,319
6.75%, 6/15/2039	25,000	25,350
8.25%, 4/1/2019	60,000	60,698
Viacom, Inc.:
4.38%, 3/15/2043	20,000	16,162
5.25%, 4/1/2044	50,000	44,972
6.88%, 4/30/2036	25,000	27,153
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	100,000	90,448
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	23,109
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	99,936
5.38%, 6/15/2024 (a)	100,000	100,287
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	183,188
Warner Media LLC:
4.65%, 6/1/2044	25,000	22,016
6.25%, 3/29/2041	35,000	36,718
7.63%, 4/15/2031	50,000	62,203
Ziggo B.V. 5.50%, 1/15/2027 (a)	150,000	135,000
		4,370,587
MINING — 2.5%
Anglo American Capital PLC:
3.75%, 4/10/2022 (a)	50,000	48,968
4.13%, 9/27/2022 (a)	25,000	24,727

See accompanying notes to financial statements.
87

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Barrick North America Finance LLC:
5.75%, 5/1/2043	$ 50,000	$ 52,981
7.50%, 9/15/2038	25,000	30,588
BHP Billiton Finance USA, Ltd. USD 5 year swap rate + 4.971%, 6.25%, 10/19/2075 (a) (c)	50,000	51,215
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	27,385
FMG Resources August 2006 Pty, Ltd. 5.13%, 3/15/2023 (a)	100,000	94,648
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	100,000	97,751
3.55%, 3/1/2022	100,000	94,658
3.88%, 3/15/2023	100,000	92,296
4.00%, 11/14/2021	25,000	24,302
5.45%, 3/15/2043	125,000	95,156
6.88%, 2/15/2023	150,000	154,914
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (a)	25,000	24,962
4.95%, 11/15/2021 (a)	75,000	76,882
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	24,752
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	49,917
3.70%, 3/15/2023	25,000	24,765
Kinross Gold Corp.:
5.13%, 9/1/2021	90,000	90,587
6.88%, 9/1/2041	15,000	14,134
Newmont Mining Corp.:
3.50%, 3/15/2022	33,000	32,668
4.88%, 3/15/2042	25,000	23,637
6.25%, 10/1/2039	45,000	49,038
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	100,000	98,949
Teck Resources, Ltd.:
6.00%, 8/15/2040	50,000	46,132
6.13%, 10/1/2035	100,000	96,128
6.25%, 7/15/2041	100,000	94,774
Yamana Gold, Inc. 4.63%, 12/15/2027	100,000	92,448
		1,729,362
MISCELLANEOUS MANUFACTURER — 1.0%
Amsted Industries, Inc.:
5.00%, 3/15/2022 (a)	100,000	97,376
5.38%, 9/15/2024 (a)	50,000	48,005
Eaton Corp. 2.75%, 11/2/2022	65,000	63,305
General Electric Co.:
Series A, 6.75%, 3/15/2032	200,000	208,510
Series MTN, 5.88%, 1/14/2038	150,000	143,325
Pentair Finance Sarl 2.65%, 12/1/2019	62,000	61,470
Security Description	Principal Amount	Value
Textron, Inc.:
3.38%, 3/1/2028	$ 50,000	$ 45,869
4.00%, 3/15/2026	25,000	24,353
		692,213
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	150,000	147,619
5.50%, 12/1/2024	50,000	49,491
Pitney Bowes, Inc.:
3.88%, 10/1/2021	65,000	60,936
4.38%, 5/15/2022	50,000	45,004
4.63%, 3/15/2024	38,000	31,379
Xerox Corp.:
3.63%, 3/15/2023	50,000	44,914
4.50%, 5/15/2021	50,000	48,741
4.80%, 3/1/2035	30,000	20,269
		448,353
OIL & GAS — 5.0%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	40,000	40,849
5.55%, 3/15/2026 (b)	25,000	26,187
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	25,000	22,631
5.13%, 12/1/2022	100,000	93,995
5.38%, 11/1/2021	100,000	96,926
Apache Corp. 3.25%, 4/15/2022 (b)	59,000	57,653
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	54,573
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (b)	25,000	22,765
5.40%, 6/15/2047	50,000	43,091
5.70%, 10/15/2019	19,231	19,510
6.75%, 11/15/2039	50,000	49,148
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	24,833
Concho Resources, Inc. 4.88%, 10/1/2047	23,000	21,947
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	94,499
4.38%, 1/15/2028	100,000	94,271
4.50%, 4/15/2023	50,000	49,082
5.00%, 9/15/2022	40,000	39,683
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	48,715
5.00%, 6/15/2045	25,000	22,111
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (a)	120,000	115,835
5.38%, 5/31/2025	80,000	78,051
Encana Corp.:
6.50%, 5/15/2019	50,000	50,517
6.50%, 8/15/2034	25,000	26,530
6.50%, 2/1/2038	25,000	26,517

See accompanying notes to financial statements.
88

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
8.13%, 9/15/2030	$ 2,000	$ 2,423
EOG Resources, Inc.:
2.63%, 3/15/2023	55,000	52,895
4.15%, 1/15/2026	10,000	10,199
EQT Corp. 3.00%, 10/1/2022	70,000	66,338
Hess Corp.:
4.30%, 4/1/2027	25,000	22,918
5.60%, 2/15/2041	4,000	3,521
5.80%, 4/1/2047	50,000	44,939
7.13%, 3/15/2033	25,000	26,572
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	75,000	66,640
6.25%, 11/1/2028 (a)	110,000	96,717
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	50,950
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,091
Kerr-McGee Corp. 6.95%, 7/1/2024	125,000	138,767
Marathon Oil Corp.:
4.40%, 7/15/2027	25,000	23,707
6.60%, 10/1/2037	30,000	32,206
Marathon Petroleum Corp.:
4.75%, 12/15/2023 (a)	50,000	51,312
5.13%, 3/1/2021	40,000	41,136
5.85%, 12/15/2045	40,000	39,735
6.50%, 3/1/2041	25,000	26,897
MEG Energy Corp. 6.50%, 1/15/2025 (a)	50,000	50,750
Murphy Oil Corp.:
4.00%, 6/1/2022	30,000	27,957
5.75%, 8/15/2025	25,000	23,442
5.88%, 12/1/2042	5,000	3,923
6.88%, 8/15/2024	75,000	74,437
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,143
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	44,990
5.00%, 9/15/2020	50,000	47,811
5.50%, 1/15/2023 (b)	25,000	19,807
5.75%, 2/1/2025	85,000	64,148
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	101,471
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	25,064
6.00%, 3/1/2041	25,000	24,422
Noble Holding International, Ltd. 3.95%, 3/15/2022	25,000	21,001
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	60,000	57,330
Phillips 66:
4.30%, 4/1/2022	25,000	25,675
4.88%, 11/15/2044	25,000	24,375
Security Description	Principal Amount	Value
Pioneer Natural Resources Co. 3.95%, 7/15/2022	$ 40,000	$ 40,097
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	22,214
5.38%, 10/1/2022	75,000	68,683
Range Resources Corp.:
5.00%, 8/15/2022	100,000	89,532
5.75%, 6/1/2021	50,000	47,901
5.88%, 7/1/2022	100,000	92,938
Southwestern Energy Co.:
7.50%, 4/1/2026	50,000	47,274
7.75%, 10/1/2027 (b)	100,000	95,269
Suncor Energy, Inc. 6.85%, 6/1/2039	2,000	2,381
Sunoco L.P./Sunoco Finance Corp. Series WI, 4.88%, 1/15/2023	100,000	97,695
Tecpetrol SA 4.88%, 12/12/2022 (a)	25,000	23,087
Valero Energy Corp.:
3.40%, 9/15/2026	20,000	18,346
6.63%, 6/15/2037	75,000	82,662
Woodside Finance, Ltd. 3.65%, 3/5/2025 (a)	15,000	14,389
		3,472,096
OIL & GAS SERVICES — 0.3%
Halliburton Co. 3.80%, 11/15/2025	169,000	163,871
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	23,601
SESI LLC 7.75%, 9/15/2024	50,000	39,752
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	6,000	5,979
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	6,000	5,800
		239,003
PACKAGING & CONTAINERS — 1.2%
Ball Corp.:
4.38%, 12/15/2020	60,000	60,379
4.88%, 3/15/2026	85,000	83,144
5.00%, 3/15/2022	125,000	126,715
5.25%, 7/1/2025	100,000	100,737
Graphic Packaging International, Inc. 4.88%, 11/15/2022	70,000	69,447
Packaging Corp. of America 4.50%, 11/1/2023	25,000	25,677
Sealed Air Corp.:
5.13%, 12/1/2024 (a)	100,000	98,366
5.50%, 9/15/2025 (a)	100,000	98,983
6.50%, 12/1/2020 (a)	66,000	68,354
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,086

See accompanying notes to financial statements.
89

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Sonoco Products Co. 4.38%, 11/1/2021	$ 15,000	$ 15,222
WestRock RKT Co. 4.90%, 3/1/2022	50,000	51,274
		823,384
PHARMACEUTICALS — 3.5%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	97,504
3.20%, 11/6/2022	15,000	14,797
3.60%, 5/14/2025	100,000	96,130
4.50%, 5/14/2035	125,000	115,664
4.70%, 5/14/2045	25,000	22,855
Allergan Finance LLC 3.25%, 10/1/2022	50,000	48,703
Allergan Funding SCS:
3.45%, 3/15/2022	65,000	63,976
3.80%, 3/15/2025	190,000	185,347
4.55%, 3/15/2035	50,000	47,577
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	34,000	31,772
6.50%, 3/15/2022 (a)	250,000	251,327
7.00%, 3/15/2024 (a)	125,000	126,615
Bayer US Finance II LLC:
4.65%, 11/15/2043 (a)	50,000	43,764
4.70%, 7/15/2064 (a)	30,000	24,932
Cardinal Health, Inc.:
3.20%, 6/15/2022	25,000	24,583
4.37%, 6/15/2047	50,000	42,522
4.60%, 3/15/2043	3,000	2,707
CVS Health Corp.:
2.75%, 12/1/2022	2,000	1,923
3.35%, 3/9/2021	200,000	199,396
3.88%, 7/20/2025	155,000	151,158
4.30%, 3/25/2028	100,000	97,866
5.00%, 12/1/2024	25,000	26,033
5.05%, 3/25/2048	100,000	97,563
5.13%, 7/20/2045	52,000	50,706
Elanco Animal Health, Inc. 4.27%, 8/28/2023 (a)	100,000	99,660
Express Scripts Holding Co.:
4.50%, 2/25/2026	50,000	50,705
4.80%, 7/15/2046	50,000	47,719
Mylan NV 5.25%, 6/15/2046	50,000	41,147
Mylan, Inc.:
4.55%, 4/15/2028 (a)	100,000	93,227
5.20%, 4/15/2048 (a)	50,000	42,564
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	20,000	19,721
2.40%, 9/23/2021	45,000	43,479
Zoetis, Inc. 4.50%, 11/13/2025	83,000	85,375
		2,389,017
Security Description	Principal Amount	Value
PIPELINES — 7.1%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	$ 50,000	$ 48,413
4.25%, 12/1/2027	35,000	32,979
5.20%, 12/1/2047	25,000	22,478
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	25,000	23,337
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,016
5.95%, 6/1/2026	101,000	103,831
Buckeye Partners L.P. 3.95%, 12/1/2026	35,000	30,767
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	195,000	194,327
7.00%, 6/30/2024	100,000	106,006
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	100,000	93,160
5.63%, 10/1/2026 (a)	95,000	89,376
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,847
4.75%, 9/30/2021 (a)	50,000	49,538
4.95%, 4/1/2022	75,000	74,258
5.35%, 3/15/2020 (a)	25,000	25,090
5.60%, 4/1/2044	25,000	21,304
6.75%, 9/15/2037 (a)	25,000	24,821
El Paso Natural Gas Co. LLC 8.63%, 1/15/2022	125,000	141,374
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	25,000	24,861
4.95%, 5/15/2028	60,000	57,386
5.00%, 5/15/2044	6,000	4,875
Enbridge, Inc.:
3.50%, 6/10/2024	50,000	48,406
5.50%, 12/1/2046 (b)	11,000	11,757
Series 16-A, 3 Month USD LIBOR + 3.89%, 6.00%, 1/15/2077 (c)	100,000	89,460
Energy Transfer L.P.:
4.25%, 3/15/2023	74,000	71,364
5.88%, 1/15/2024	50,000	50,954
7.50%, 10/15/2020	100,000	104,500
Energy Transfer Operating L.P.:
4.05%, 3/15/2025	25,000	23,526
4.15%, 10/1/2020	50,000	50,169
6.50%, 2/1/2042	50,000	50,420
6.63%, 10/15/2036	1,000	1,034
7.50%, 7/1/2038	25,000	27,766
7.60%, 2/1/2024	50,000	55,257
9.00%, 4/15/2019	95,000	96,451
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	60,000	59,647
5.05%, 4/1/2045	50,000	39,141

See accompanying notes to financial statements.
90

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 6/1/2047	$ 100,000	$ 81,158
5.60%, 4/1/2044	12,000	9,840
Enterprise Products Operating LLC:
2.55%, 10/15/2019	2,000	1,987
3.35%, 3/15/2023	50,000	49,366
4.15%, 10/16/2028	25,000	24,858
4.80%, 2/1/2049	25,000	24,190
4.85%, 3/15/2044	50,000	48,364
4.90%, 5/15/2046	30,000	29,229
4.95%, 10/15/2054	13,000	12,574
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	58,519
Series 30Y, 6.50%, 7/15/2048	100,000	98,894
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	27,000	26,910
4.15%, 2/1/2024	27,000	26,840
5.00%, 3/1/2043	25,000	22,950
6.50%, 9/1/2039	50,000	53,617
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	24,854
4.30%, 3/1/2028	8,000	7,837
5.00%, 2/15/2021 (a)	4,000	4,110
Series GMTN, 7.75%, 1/15/2032	77,000	92,511
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	25,000	23,416
5.00%, 3/1/2026	50,000	52,137
6.40%, 5/1/2037	30,000	33,943
MPLX L.P.:
4.50%, 4/15/2038	100,000	87,821
4.80%, 2/15/2029	35,000	34,900
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	50,000	48,924
7.77%, 12/15/2037 (a)	25,000	28,509
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	48,963
5.63%, 4/28/2027	80,000	74,420
ONEOK Partners L.P. 3.38%, 10/1/2022	34,000	33,323
ONEOK, Inc. 7.50%, 9/1/2023	50,000	56,469
Phillips 66 Partners L.P.:
4.90%, 10/1/2046	25,000	23,039
3.75%, 3/1/2028	50,000	46,186
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	24,496
3.85%, 10/15/2023	6,000	5,803
4.50%, 12/15/2026	25,000	24,039
5.15%, 6/1/2042	55,000	48,216
5.75%, 1/15/2020	55,000	56,101
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	50,567
7.50%, 7/15/2038 (a)	50,000	54,958
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	100,000	104,632
Security Description	Principal Amount	Value
5.63%, 3/1/2025	$ 50,000	$ 52,096
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	150,000	193,557
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	37,476
Sunoco Logistics Partners Operations L.P.:
5.40%, 10/1/2047	70,000	63,110
5.95%, 12/1/2025	50,000	52,276
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	50,000	49,743
5.00%, 1/15/2028	100,000	90,634
5.13%, 2/1/2025	50,000	46,909
5.25%, 5/1/2023	50,000	49,155
5.88%, 4/15/2026 (a)	100,000	97,369
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	56,424
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	44,217
Western Gas Partners L.P.:
3.95%, 6/1/2025	60,000	55,780
5.38%, 6/1/2021	50,000	51,511
Williams Cos., Inc.:
4.00%, 9/15/2025	20,000	19,346
4.30%, 3/4/2024	20,000	19,887
4.55%, 6/24/2024	45,000	45,427
4.90%, 1/15/2045	25,000	22,666
5.75%, 6/24/2044	63,000	62,444
8.75%, 3/15/2032	50,000	65,462
Series A, 7.50%, 1/15/2031	25,000	29,776
		4,861,631
REAL ESTATE — 0.1%
Newmark Group, Inc. 6.13%, 11/15/2023 (a)	75,000	72,030
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,117
American Homes 4 Rent L.P. 4.25%, 2/15/2028	50,000	48,124
American Tower Corp.:
3.13%, 1/15/2027	50,000	45,617
3.50%, 1/31/2023	25,000	24,595
4.40%, 2/15/2026	50,000	49,728
Boston Properties L.P. 3.85%, 2/1/2023	50,000	50,067
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	24,507
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	60,000	58,051
CBL & Associates L.P.:
4.60%, 10/15/2024 (b)	25,000	18,424
5.95%, 12/15/2026 (b)	40,000	30,689

See accompanying notes to financial statements.
91

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	$ 100,000	$ 98,979
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	25,904
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	33,262
4.88%, 4/15/2022	25,000	25,837
CubeSmart L.P. 3.13%, 9/1/2026	20,000	18,780
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	25,804
Duke Realty L.P. 3.63%, 4/15/2023	40,000	39,817
EPR Properties:
4.95%, 4/15/2028	10,000	9,900
5.75%, 8/15/2022	25,000	26,196
Equinix, Inc.:
5.38%, 4/1/2023	75,000	74,695
5.38%, 5/15/2027	75,000	74,155
5.75%, 1/1/2025	10,000	10,082
5.88%, 1/15/2026	65,000	65,882
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	51,583
Government Properties Income Trust 4.00%, 7/15/2022	50,000	49,191
HCP, Inc.:
3.88%, 8/15/2024	50,000	49,073
4.00%, 6/1/2025	50,000	48,932
Highwoods Realty L.P. 3.63%, 1/15/2023	25,000	24,755
Hospitality Properties Trust:
3.95%, 1/15/2028	60,000	54,017
4.95%, 2/15/2027	20,000	19,532
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	49,666
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	70,000	64,889
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	45,000	39,266
5.25%, 3/15/2028 (a)	87,000	76,803
6.00%, 8/15/2023	75,000	75,884
iStar, Inc.:
4.63%, 9/15/2020	20,000	19,530
6.00%, 4/1/2022	135,000	128,925
Kimco Realty Corp.:
3.20%, 5/1/2021	25,000	24,785
3.30%, 2/1/2025	55,000	52,341
Mack-Cali Realty L.P. 3.15%, 5/15/2023	79,000	69,996
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	24,054
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	68,469
Omega Healthcare Investors, Inc.:
Security Description	Principal Amount	Value
4.38%, 8/1/2023	$ 25,000	$ 25,050
4.50%, 4/1/2027 (b)	40,000	38,338
Regency Centers L.P. 3.75%, 6/15/2024	25,000	24,561
Select Income REIT 4.50%, 2/1/2025	85,000	80,424
Senior Housing Properties Trust:
4.75%, 5/1/2024	60,000	58,455
4.75%, 2/15/2028	50,000	46,609
Starwood Property Trust, Inc. 5.00%, 12/15/2021	55,000	54,112
STORE Capital Corp. 4.50%, 3/15/2028	100,000	97,239
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	19,631
UDR, Inc. Series MTN, 2.95%, 9/1/2026	80,000	74,336
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	9,890
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	53,000	52,572
3.25%, 8/15/2022	25,000	24,702
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,978
4.88%, 6/1/2026	38,000	37,957
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	20,331
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	18,607
Welltower, Inc.:
4.25%, 4/1/2026	75,000	74,608
5.13%, 3/15/2043	2,000	1,996
Weyerhaeuser Co.:
3.25%, 3/15/2023	45,000	43,919
6.88%, 12/15/2033	50,000	60,678
		2,809,896
RETAIL — 2.5%
AutoNation, Inc. 4.50%, 10/1/2025	70,000	67,336
AutoZone, Inc. 3.13%, 4/21/2026	25,000	23,223
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	16,965
Dollar Tree, Inc. 4.20%, 5/15/2028	45,000	42,620
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	24,947
Gap, Inc. 5.95%, 4/12/2021	26,000	26,596
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	23,673
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:

See accompanying notes to financial statements.
92

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2024 (a)	$ 225,000	$ 217,296
5.25%, 6/1/2026 (a)	50,000	48,281
L Brands, Inc.:
5.25%, 2/1/2028	80,000	68,379
5.63%, 10/15/2023	50,000	49,083
6.75%, 7/1/2036 (b)	60,000	49,206
6.88%, 11/1/2035	147,000	122,913
6.95%, 3/1/2033	50,000	38,904
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	15,000	13,938
3.45%, 1/15/2021	20,000	19,824
3.88%, 1/15/2022	40,000	39,519
4.30%, 2/15/2043	30,000	22,154
McDonald's Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,122
Series MTN, 3.70%, 1/30/2026	50,000	49,117
Series MTN, 4.70%, 12/9/2035	125,000	125,230
Series MTN, 4.88%, 12/9/2045	25,000	25,199
Nordstrom, Inc.:
4.00%, 3/15/2027 (b)	16,000	15,133
5.00%, 1/15/2044	3,000	2,579
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	60,000	57,493
QVC, Inc.:
4.38%, 3/15/2023	75,000	72,008
4.45%, 2/15/2025	25,000	22,991
4.85%, 4/1/2024	50,000	48,369
5.13%, 7/2/2022	120,000	120,193
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	50,000	51,070
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	25,000	23,071
Tapestry, Inc. 4.13%, 7/15/2027	100,000	93,230
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	75,000	73,852
4.65%, 6/1/2046	50,000	45,138
		1,749,652
SEMICONDUCTORS — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.50%, 1/15/2028	150,000	129,344
Entegris, Inc. 4.63%, 2/10/2026 (a)	25,000	23,146
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	51,204
5.65%, 11/1/2034	25,000	25,778
Micron Technology, Inc. 5.50%, 2/1/2025	50,000	49,049
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	198,210
		476,731
Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	$ 35,000	$ 32,701
SOFTWARE — 2.1%
Activision Blizzard, Inc. 3.40%, 9/15/2026	10,000	9,397
CA, Inc. 4.70%, 3/15/2027	50,000	47,576
CDK Global, Inc.:
5.00%, 10/15/2024	155,000	152,455
5.88%, 6/15/2026	25,000	24,972
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	75,000	68,047
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	48,235
5.38%, 8/15/2023 (a)	72,000	70,645
5.75%, 1/15/2024 (a)	150,000	146,184
Fiserv, Inc.:
2.70%, 6/1/2020	17,000	16,858
3.50%, 10/1/2022	25,000	24,857
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	100,000	98,152
5.00%, 10/15/2026 (a)	200,000	192,474
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	48,979
MSCI, Inc.:
5.25%, 11/15/2024 (a) (b)	50,000	50,002
5.38%, 5/15/2027 (a)	110,000	107,616
5.75%, 8/15/2025 (a)	100,000	100,914
Nuance Communications, Inc. 5.63%, 12/15/2026	85,000	80,967
Open Text Corp.:
5.63%, 1/15/2023 (a)	50,000	50,110
5.88%, 6/1/2026 (a)	73,000	72,286
PTC, Inc. 6.00%, 5/15/2024	60,000	60,158
		1,470,884
TELECOMMUNICATIONS — 7.5%
Anixter, Inc. 5.13%, 10/1/2021	100,000	99,907
AT&T, Inc.:
2.45%, 6/30/2020	95,000	93,870
3.20%, 3/1/2022	163,000	160,814
3.40%, 5/15/2025	150,000	141,304
3.90%, 3/11/2024	100,000	99,383
4.13%, 2/17/2026	100,000	97,788
4.30%, 2/15/2030	52,000	49,292
4.75%, 5/15/2046	105,000	93,334
5.15%, 3/15/2042	50,000	46,705
5.55%, 8/15/2041	50,000	48,727
5.70%, 3/1/2057	25,000	24,691
6.00%, 8/15/2040	142,000	145,154

See accompanying notes to financial statements.
93

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 3/1/2041	$ 8,000	$ 8,525
British Telecommunications PLC 9.63%, 12/15/2030	50,000	67,729
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	48,020
Series U, 7.65%, 3/15/2042	100,000	78,775
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	125,000	101,339
CommScope, Inc.:
5.00%, 6/15/2021 (a)	5,000	4,955
5.50%, 6/15/2024 (a)	100,000	91,507
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	98,527
Embarq Corp. 8.00%, 6/1/2036	65,000	58,792
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	75,000	68,764
6.50%, 6/15/2019	50,000	50,487
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	47,239
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (c)	50,000	51,175
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	46,408
5.38%, 8/15/2022	125,000	122,507
5.38%, 1/15/2024	75,000	71,437
5.63%, 2/1/2023	87,000	85,544
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	24,669
Motorola Solutions, Inc.:
3.75%, 5/15/2022	6,000	5,942
4.00%, 9/1/2024	50,000	48,662
Nokia Oyj 5.38%, 5/15/2019	149,000	149,335
Orange SA 9.00%, 3/1/2031	50,000	69,009
Plantronics, Inc. 5.50%, 5/31/2023 (a)	25,000	23,462
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	50,000	46,755
Qwest Corp.:
6.88%, 9/15/2033	43,000	38,599
7.13%, 11/15/2043	50,000	45,108
Rogers Communications, Inc.:
2.90%, 11/15/2026	20,000	18,554
5.00%, 3/15/2044	2,000	2,078
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	100,000	102,632
Telecom Italia Capital SA:
6.00%, 9/30/2034	100,000	86,401
6.38%, 11/15/2033	100,000	89,385
7.20%, 7/18/2036	100,000	95,224
7.72%, 6/4/2038	50,000	49,452
Security Description	Principal Amount	Value
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	$ 100,000	$ 94,835
Telefonica Emisiones SA:
5.21%, 3/8/2047	50,000	45,748
7.05%, 6/20/2036	50,000	57,169
Telefonica Emisiones SAU 5.13%, 4/27/2020	100,000	102,198
T-Mobile USA, Inc.:
4.50%, 2/1/2026	50,000	46,183
4.75%, 2/1/2028	95,000	87,430
5.38%, 4/15/2027	125,000	121,509
6.00%, 3/1/2023	56,000	56,318
6.38%, 3/1/2025	100,000	101,058
6.50%, 1/15/2024	50,000	51,171
6.50%, 1/15/2026	200,000	204,142
Verizon Communications, Inc.:
4.13%, 8/15/2046	6,000	5,324
4.27%, 1/15/2036	190,000	178,592
4.33%, 9/21/2028	416,000	417,523
4.52%, 9/15/2048	50,000	46,833
5.01%, 8/21/2054	75,000	72,388
6.25%, 4/1/2037	50,000	56,031
6.40%, 2/15/2038	50,000	58,281
Vodafone Group PLC:
2.50%, 9/26/2022	5,000	4,784
2.95%, 2/19/2023	100,000	96,229
Wind Tre SpA 5.00%, 1/20/2026 (a)	200,000	163,886
		5,165,598
TEXTILES — 0.0% (e)
Cintas Corp. No. 2 6.15%, 8/15/2036	2,000	2,337
Mohawk Industries, Inc. 3.85%, 2/1/2023	2,000	1,998
		4,335
TRANSPORTATION — 1.0%
AP Moller - Maersk A/S 3.75%, 9/22/2024 (a)	25,000	24,255
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	25,870
4.80%, 9/15/2035	50,000	52,447
CSX Corp.:
2.60%, 11/1/2026	67,000	60,604
4.25%, 11/1/2066	4,000	3,449
4.40%, 3/1/2043	25,000	24,067
6.22%, 4/30/2040	25,000	29,639
FedEx Corp.:
2.63%, 8/1/2022	10,000	9,718
3.90%, 2/1/2035	50,000	45,286
4.55%, 4/1/2046	25,000	22,812
4.90%, 1/15/2034	50,000	50,686
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,111
Kansas City Southern:

See accompanying notes to financial statements.
94

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 6/1/2026	$ 30,000	$ 28,185
4.30%, 5/15/2043	6,000	5,767
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,414
3.00%, 4/1/2022	15,000	14,894
3.25%, 12/1/2021	10,000	10,020
3.94%, 11/1/2047	31,000	28,048
4.80%, 8/15/2043	39,000	39,214
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	38,708
Series MTN, 2.45%, 9/3/2019	50,000	49,712
Series MTN, 2.50%, 9/1/2022	8,000	7,671
Union Pacific Corp. 4.05%, 3/1/2046	35,000	32,093
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	75,000	74,270
		706,940
TRUCKING & LEASING — 0.6%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	130,000	124,857
GATX Corp.:
2.50%, 7/30/2019	25,000	24,859
3.90%, 3/30/2023	25,000	24,889
4.75%, 6/15/2022	35,000	36,506
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (a)	100,000	97,065
5.50%, 2/15/2024 (a) (b)	100,000	96,654
Penske Truck Leasing Co. L.P./PTL Finance Corp. 3.38%, 2/1/2022 (a)	5,000	4,933
		409,763
TOTAL CORPORATE BONDS & NOTES (Cost $71,107,286)		67,857,407
Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	173,651	173,651
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	1,503,250	$ 1,503,250
TOTAL SHORT-TERM INVESTMENTS (Cost $1,676,901)		1,676,901
TOTAL INVESTMENTS — 100.9% (Cost $72,784,187)		69,534,308
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(586,775)
NET ASSETS — 100.0%		$ 68,947,533
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$67,857,407	$—	$67,857,407
Short-Term Investments	1,676,901	—	—	1,676,901
TOTAL INVESTMENTS	$1,676,901	$67,857,407	$—	$69,534,308
See accompanying notes to financial statements.
95

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	309,360	$ 309,360	$3,993,063	$4,128,772	$—	$—	173,651	$ 173,651	$4,355	$—
State Street Navigator Securities Lending Government Money Market Portfolio	948,118	948,118	5,485,092	4,929,960	—	—	1,503,250	1,503,250	4,190	—
Total		$1,257,478	$9,478,155	$9,058,732	$—	$—		$1,676,901	$8,545	$—
See accompanying notes to financial statements.
96

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC FIXED INCOME — 99.9%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	592,108	$ 26,467,228
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	790,616	26,556,791
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (a)(b)	574,334	27,636,952
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	835,250	27,596,660
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $110,806,332)		108,257,631
SHORT-TERM INVESTMENTS — 32.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c)(d)	92,923	92,923
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	35,160,915	35,160,915
TOTAL SHORT-TERM INVESTMENTS (Cost $35,253,838)		$ 35,253,838
TOTAL INVESTMENTS—132.4% (Cost $146,060,170)		143,511,469
LIABILITIES IN EXCESS OF OTHER ASSETS—(32.4)%		(35,105,089)
NET ASSETS—100.0%		$ 108,406,380

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$108,257,631	$—	$—	$108,257,631
Short-Term Investments	35,253,838	—	—	35,253,838
TOTAL INVESTMENTS	$143,511,469	$—	$—	$143,511,469
See accompanying notes to financial statements.
97

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
SPDR Blackstone / GSO Senior Loan ETF	795,056	$ 37,343,780	$ 708,771	$ 10,061,312	$ (225,725)	$(1,298,286)	592,108	$ 26,467,228	$1,012,895	$—
SPDR Bloomberg Barclays Convertible Securities ETF	696,541	36,930,604	510,117	35,894,646	229,369	(1,775,444)	—	—	278,479	—
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	37,151,558	8,505,556	(320,116)	(1,769,095)	790,616	26,556,791	814,803	—
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	31,517,598	4,050,509	7,606	121,965	835,250	27,596,660	87,662	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	789,976	24,718,349	—	24,660,546	(441,126)	383,323	—	—	3,655	—
SPDR FTSE International Government Inflation-Protected Bond ETF	684,874	37,147,566	146,493	35,966,339	(4,527,198)	3,199,478	—	—	327,970	—
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	—	34,457,237	7,500,733	92,245	585,203	574,334	27,636,952	189,542	—
SPDR Wells Fargo Preferred Stock ETF	287,000	12,475,890	26,003,200	35,522,815	(2,956,993)	718	—	—	889,261	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,812	78,812	797,774	783,663	—	—	92,923	92,923	1,989	—
State Street Navigator Securities Lending Government Money Market Portfolio	17,313,325	17,313,325	409,610,182	391,762,592	—	—	35,160,915	35,160,915	199,269	—
Total		$166,008,326	$540,902,930	$554,708,711	$(8,141,938)	$ (552,138)		$143,511,469	$3,805,525	$—
See accompanying notes to financial statements.
98

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.7%
ARGENTINA — 1.8%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	135,295,000	$ 2,738,513
16.00%, 10/17/2023	ARS	140,515,000	3,120,068
18.20%, 10/3/2021	ARS	246,357,000	4,968,352
			10,826,933
BRAZIL — 12.4%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 1/1/2020	BRL	27,600,000	6,679,866
Series LTN, Zero Coupon, 4/1/2020	BRL	25,690,000	6,110,127
Series LTN, Zero Coupon, 7/1/2020	BRL	68,675,000	16,034,485
Series LTN, Zero Coupon, 10/1/2020	BRL	5,750,000	1,313,946
Series LTN, Zero Coupon, 7/1/2021	BRL	29,650,000	6,348,348
Series LTN, Zero Coupon, 1/1/2022	BRL	34,260,000	6,999,851
Series LTN, Zero Coupon, 7/1/2022	BRL	22,100,000	4,309,333
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	19,810,000	5,346,091
Series NTNF, 10.00%, 1/1/2023	BRL	35,910,000	9,706,448
Series NTNF, 10.00%, 1/1/2025	BRL	22,800,000	6,135,622
Series NTNF, 10.00%, 1/1/2027	BRL	22,075,000	5,954,072
Series NTNF, 10.00%, 1/1/2029	BRL	4,000,000	1,082,784
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	90,757
10.25%, 1/10/2028	BRL	1,000,000	286,221
12.50%, 1/5/2022	BRL	350,000	101,322
			76,499,273
CHILE — 1.6%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	2,210,000,000	3,245,402
4.50%, 3/1/2021	CLP	1,625,000,000	2,386,508
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	503,064
4.50%, 6/1/2020	CLP	510,000,000	744,136
Security Description		Principal Amount	Value
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	$ 460,490
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	476,209
6.00%, 3/1/2023	CLP	215,000,000	333,814
Chile Government International Bond 5.50%, 8/5/2020	CLP	1,210,000,000	1,791,823
			9,941,446
COLOMBIA — 4.2%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	469,043
7.75%, 4/14/2021	COP	400,000,000	128,160
9.85%, 6/28/2027	COP	115,000,000	43,351
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	20,815,000,000	6,074,403
Series B, 6.25%, 11/26/2025	COP	8,955,000,000	2,724,052
Series B, 7.00%, 9/11/2019	COP	10,660,000,000	3,331,825
Series B, 7.00%, 5/4/2022	COP	10,229,000,000	3,274,663
Series B, 7.00%, 6/30/2032	COP	7,064,000,000	2,145,796
Series B, 7.50%, 8/26/2026	COP	20,062,000,000	6,508,959
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	653,562
Series B, 11.00%, 7/24/2020	COP	910,000,000	303,889
			25,657,703
CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	6,090,000	266,787
Series 100, 0.25%, 2/10/2027	CZK	22,900,000	893,049
Series 97, 0.45%, 10/25/2023	CZK	35,040,000	1,460,626
Series 104, 0.75%, 2/23/2021	CZK	10,200,000	444,161
Series 94, 0.95%, 5/15/2030	CZK	49,520,000	1,917,753
Series 95, 1.00%, 6/26/2026	CZK	64,470,000	2,671,682
Series 15Y, 2.00%, 10/13/2033	CZK	4,000,000	169,831
Series 89, 2.40%, 9/17/2025	CZK	110,020,000	5,037,226
Series 78, 2.50%, 8/25/2028	CZK	25,240,000	1,177,690

See accompanying notes to financial statements.
99

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 105, 2.75%, 7/23/2029	CZK	19,000,000	$ 898,162
Series 46, 3.75%, 9/12/2020	CZK	77,760,000	3,578,174
Series 61, 3.85%, 9/29/2021	CZK	25,870,000	1,215,128
Series 49, 4.20%, 12/4/2036	CZK	17,630,000	972,488
Series 52, 4.70%, 9/12/2022	CZK	22,800,000	1,122,273
Series 53, 4.85%, 11/26/2057	CZK	7,300,000	459,165
Series 58, 5.70%, 5/25/2024	CZK	1,200,000	64,723
			22,348,918
HUNGARY — 3.4%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	170,500,000	597,765
Series 20/C, 1.00%, 9/23/2020	HUF	196,250,000	704,705
Series 22/B, 1.75%, 10/26/2022	HUF	321,300,000	1,143,741
Series 21/B, 2.50%, 10/27/2021	HUF	614,500,000	2,269,017
Series 26/D, 2.75%, 12/22/2026	HUF	275,000,000	965,869
Series 24/B, 3.00%, 6/26/2024	HUF	434,480,000	1,607,415
Series 27/A, 3.00%, 10/27/2027	HUF	552,880,000	1,968,962
Series 31/A, 3.25%, 10/22/2031	HUF	80,000,000	275,579
Series 20/B, 3.50%, 6/24/2020	HUF	890,630,000	3,310,190
Series 25/B, 5.50%, 6/24/2025	HUF	1,299,220,000	5,425,562
Series 23/A, 6.00%, 11/24/2023	HUF	17,340,000	74,042
Series 28/A, 6.75%, 10/22/2028	HUF	143,000,000	665,090
Series 22/A, 7.00%, 6/24/2022	HUF	425,090,000	1,789,251
Series 20/A, 7.50%, 11/12/2020	HUF	12,450,000	50,044
			20,847,232
INDONESIA — 7.5%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	82,555,000,000	5,267,331
Series FR64, 6.13%, 5/15/2028	IDR	54,400,000,000	3,329,068
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	90,852
Series FR65, 6.63%, 5/15/2033	IDR	74,870,000,000	4,534,894
Security Description		Principal Amount	Value
Series FR61, 7.00%, 5/15/2022	IDR	66,158,000,000	$ 4,476,003
Series FR59, 7.00%, 5/15/2027	IDR	64,710,000,000	4,212,000
Series FR76, 7.38%, 5/15/2048	IDR	3,700,000,000	215,592
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,716,907
Series FR75, 7.50%, 5/15/2038	IDR	45,910,000,000	2,937,218
Series FR77, 8.13%, 5/15/2024	IDR	46,600,000,000	3,292,053
Series FR53, 8.25%, 7/15/2021	IDR	22,975,000,000	1,619,674
Series FR78, 8.25%, 5/15/2029	IDR	46,000,000,000	3,269,298
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	255,830
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,280,403
Series FR70, 8.38%, 3/15/2024	IDR	35,100,000,000	2,479,944
Series FR56, 8.38%, 9/15/2026	IDR	10,895,000,000	770,332
Series FR68, 8.38%, 3/15/2034	IDR	2,830,000,000	198,175
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	655,617
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	490,212
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	439,102
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	74,823
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	96,409
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	27,054
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	204,657
Series PBS, 6.50%, 5/15/2021	IDR	2,000,000,000	134,169
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	345,376
Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	354,443
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	270,383
Series PBS, 8.88%, 11/15/2031	IDR	27,500,000,000	1,927,226
			45,965,045
ISRAEL — 4.2%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	877,005

See accompanying notes to financial statements.
100

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0421, 1.00%, 4/30/2021	ILS	8,265,000	$ 2,218,395
Series 1122, 1.25%, 11/30/2022	ILS	6,760,000	1,808,900
Series 0825, 1.75%, 8/31/2025	ILS	13,580,000	3,606,009
Series 0327, 2.00%, 3/31/2027	ILS	10,550,000	2,801,993
Series 0928, 2.25%, 9/28/2028	ILS	2,000,000	533,472
Series 0324, 3.75%, 3/31/2024	ILS	8,100,000	2,403,284
Series 0347, 3.75%, 3/31/2047	ILS	3,825,000	1,077,854
Series 0323, 4.25%, 3/31/2023	ILS	2,450,000	734,090
Series 0120, 5.00%, 1/31/2020	ILS	1,000,000	280,381
Series 0122, 5.50%, 1/31/2022	ILS	18,545,000	5,629,568
Series 0142, 5.50%, 1/31/2042	ILS	8,085,000	2,976,607
Series 1026, 6.25%, 10/30/2026	ILS	3,025,000	1,058,922
			26,006,480
MALAYSIA — 7.8%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	434,398
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	444,168
Series 0612, 3.49%, 3/31/2020	MYR	3,837,000	928,463
Series 0307, 3.50%, 5/31/2027	MYR	600,000	137,512
Series 0416, 3.62%, 11/30/2021	MYR	6,715,000	1,623,543
Series 0315, 3.66%, 10/15/2020	MYR	4,250,000	1,030,616
Series 0513, 3.73%, 6/15/2028	MYR	5,615,000	1,319,460
Series 0218, 3.76%, 4/20/2023	MYR	6,100,000	1,473,550
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,161,387
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	996,576
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,228,513
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	672,440
Series 0613, 3.89%, 7/31/2020	MYR	1,400,000	340,608
Series 0212, 3.89%, 3/15/2027	MYR	600,000	142,050
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	496,548
Security Description		Principal Amount	Value
Series 0417, 3.90%, 11/16/2027	MYR	17,834,000	$ 4,220,014
Series 0115, 3.96%, 9/15/2025	MYR	4,772,000	1,148,993
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	591,638
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,372,628
Series 0412, 4.13%, 4/15/2032	MYR	800,000	187,421
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,201,010
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	929,456
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	857,484
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	383,473
Series 0318, 4.64%, 11/7/2033	MYR	3,180,000	783,300
Series 0216, 4.74%, 3/15/2046	MYR	3,425,000	808,299
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	768,320
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	43,028
Series 0418, 4.89%, 6/8/2038	MYR	3,230,000	803,690
Series 0713, 4.94%, 9/30/2043	MYR	300,000	72,932
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	8,740,000	2,107,413
Series 0613, 3.72%, 3/23/2021	MYR	4,000,000	969,585
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	394,763
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	363,072
Series 0215, 3.80%, 8/27/2020	MYR	1,400,000	340,183
Series 0317, 3.95%, 4/14/2022	MYR	6,690,000	1,625,982
Series 0217, 4.05%, 8/15/2024	MYR	5,700,000	1,383,273
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,064,575
Series 0318, 4.09%, 11/30/2023	MYR	4,550,000	1,113,393
Series 0118, 4.13%, 8/15/2025	MYR	3,750,000	910,434
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	987,537
Series 0117, 4.26%, 7/26/2027	MYR	4,320,000	1,048,149

See accompanying notes to financial statements.
101

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0310, 4.28%, 6/15/2020	MYR	1,925,000	$ 470,825
Series 0218, 4.37%, 10/31/2028	MYR	5,400,000	1,319,028
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	589,246
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	569,457
Series 0609, 4.49%, 4/30/2020	MYR	1,000,000	245,042
Series 0513, 4.58%, 8/30/2033	MYR	5,800,000	1,390,594
Series 0617, 4.72%, 6/15/2033	MYR	7,995,000	1,959,734
Series 0517, 4.76%, 8/4/2037	MYR	1,600,000	385,976
Series 0615, 4.79%, 10/31/2035	MYR	810,000	195,620
Series 0417, 4.90%, 5/8/2047	MYR	5,500,000	1,323,756
			48,359,155
MEXICO — 4.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	45,040,000	1,931,869
Series M, 6.50%, 6/10/2021	MXN	41,769,000	2,024,361
Series M, 6.50%, 6/9/2022	MXN	67,453,000	3,214,385
Series M, 7.25%, 12/9/2021	MXN	26,700,000	1,309,108
Series M 20, 7.50%, 6/3/2027	MXN	44,590,000	2,102,893
Series M, 7.75%, 5/29/2031	MXN	19,428,000	910,348
Series M, 7.75%, 11/23/2034	MXN	17,460,000	804,027
Series M, 7.75%, 11/13/2042	MXN	34,480,000	1,545,930
Series M, 8.00%, 6/11/2020	MXN	55,910,000	2,817,793
Series M, 8.00%, 12/7/2023	MXN	59,080,000	2,927,818
Series M, 8.00%, 11/7/2047	MXN	28,500,000	1,307,002
Series M 20, 8.50%, 5/31/2029	MXN	35,915,000	1,792,891
Series M 30, 8.50%, 11/18/2038	MXN	23,390,000	1,143,124
Series M 20, 10.00%, 12/5/2024	MXN	48,710,000	2,626,995
Series M 30, 10.00%, 11/20/2036	MXN	27,137,000	1,516,516
			27,975,060
Security Description		Principal Amount	Value
PERU — 3.0%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	5,007,000	$ 1,503,508
Peru Government Bond 5.94%, 2/12/2029 (a)	PEN	2,650,000	794,176
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	5,770,000	1,742,448
Series REGS, 5.70%, 8/12/2024	PEN	5,144,000	1,577,077
Series REGS, 6.35%, 8/12/2028	PEN	12,410,000	3,846,938
Series REGS, 6.71%, 2/12/2055	PEN	475,000	145,797
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	2,270,265
Series REGS, 6.90%, 8/12/2037	PEN	3,910,000	1,238,562
Series REGS, 6.95%, 8/12/2031	PEN	4,412,000	1,418,199
Series REGS, 7.84%, 8/12/2020	PEN	75,000	23,866
Series REGS, 8.20%, 8/12/2026	PEN	11,235,000	3,907,725
			18,468,561
PHILIPPINES — 4.0%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	693,455
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,369,658
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	57,974
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	328,808
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	234,059
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,040,100
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	27,980
Series R3-8, 4.25%, 4/11/2020	PHP	20,100,000	369,784
Series 3-23, 4.25%, 1/25/2021	PHP	96,550,000	1,740,964
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,152,018
Series R511, 4.63%, 12/4/2022	PHP	169,250,000	2,960,763
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	885,443
Series 1061, 4.75%, 5/4/2027	PHP	200,450,000	3,227,819
Series 2021, 5.25%, 5/18/2037	PHP	28,800,000	410,508

See accompanying notes to financial statements.
102

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	$ 575,918
Series 7-61, 5.75%, 4/12/2025	PHP	11,000,000	195,989
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	148,124
Series R251, 6.13%, 10/24/2037	PHP	35,500,000	577,729
Series 1063, 6.25%, 3/22/2028	PHP	12,700,000	228,704
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	88,096
Series 2017, 8.00%, 7/19/2031	PHP	248,137,338	5,080,193
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	267,074
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	548,200
6.25%, 1/14/2036	PHP	20,000,000	372,890
			24,582,250
POLAND — 4.6%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	17,200,000	4,483,194
Series 0420, 1.50%, 4/25/2020	PLN	3,155,000	842,361
Series 0721, 1.75%, 7/25/2021	PLN	1,665,000	444,133
Series 0421, 2.00%, 4/25/2021	PLN	3,330,000	894,559
Series 0422, 2.25%, 4/25/2022	PLN	6,142,000	1,654,706
Series 0726, 2.50%, 7/25/2026	PLN	16,549,000	4,358,883
Series 0727, 2.50%, 7/25/2027	PLN	19,666,000	5,143,800
Series 0428, 2.75%, 4/25/2028	PLN	950,000	251,361
Series 0725, 3.25%, 7/25/2025	PLN	2,325,000	647,417
Series 1023, 4.00%, 10/25/2023	PLN	8,800,000	2,538,279
Series 1020, 5.25%, 10/25/2020	PLN	4,650,000	1,323,253
Series 0922, 5.75%, 9/23/2022	PLN	18,560,000	5,610,068
			28,192,014
ROMANIA — 2.9%
Romania Government Bond:
Series 4Y, 2.25%, 2/26/2020	RON	5,000	1,208
Series 3Y, 2.30%, 10/26/2020	RON	5,260,000	1,256,156
Series 5Y, 3.25%, 3/22/2021	RON	3,905,000	945,884
Security Description		Principal Amount	Value
Series 7Y, 3.25%, 4/29/2024	RON	2,780,000	$ 644,232
Series 5Y, 3.40%, 3/8/2022	RON	13,710,000	3,287,929
Series 7Y, 3.50%, 12/19/2022	RON	3,705,000	886,713
Series 15Y, 3.65%, 9/24/2031	RON	3,000,000	621,004
Series 3Y, 4.00%, 10/27/2021	RON	3,185,000	778,390
Series 5Y, 4.25%, 6/28/2023	RON	10,840,000	2,639,656
Series 10Y, 4.75%, 2/24/2025	RON	4,925,000	1,227,785
Series 7Y, 5.75%, 4/29/2020	RON	5,050,000	1,271,993
Series 15YR, 5.80%, 7/26/2027	RON	5,590,000	1,479,227
Series 10Y, 5.85%, 4/26/2023	RON	1,250,000	324,568
Series 10YR, 5.95%, 6/11/2021	RON	9,150,000	2,346,158
			17,710,903
RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	87,565,000	1,244,004
Series 6210, 6.80%, 12/11/2019	RUB	85,314,000	1,225,049
Series 5083, 7.00%, 12/15/2021	RUB	114,930,000	1,615,274
Series 6211, 7.00%, 1/25/2023	RUB	113,900,000	1,576,203
Series 6212, 7.05%, 1/19/2028	RUB	110,865,000	1,453,482
Series 6222, 7.10%, 10/16/2024	RUB	213,821,000	2,912,077
Series 6220, 7.40%, 12/7/2022	RUB	284,951,000	4,012,665
Series 6217, 7.50%, 8/18/2021	RUB	114,600,000	1,635,762
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	637,764
Series 6221, 7.70%, 3/23/2033	RUB	216,060,000	2,901,771
Series 6219, 7.75%, 9/16/2026	RUB	353,040,000	4,882,942
Series 6207, 8.15%, 2/3/2027	RUB	109,959,000	1,553,351
Series 6218, 8.50%, 9/17/2031	RUB	88,292,000	1,268,269
			26,918,613
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond:

See accompanying notes to financial statements.
103

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series R208, 6.75%, 3/31/2021	ZAR	4,400,000	$ 302,988
Series R213, 7.00%, 2/28/2031		5,500,000	314,066
Series 2048, 8.75%, 2/28/2048	ZAR	2,000,000	123,782
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	1,041,000	51,656
Series R214, 6.50%, 2/28/2041	ZAR	12,330,000	597,855
Series R213, 7.00%, 2/28/2031	ZAR	40,062,000	2,287,656
Series R207, 7.25%, 1/15/2020	ZAR	36,920,000	2,596,822
Series 2023, 7.75%, 2/28/2023	ZAR	21,930,000	1,505,859
Series 2030, 8.00%, 1/31/2030	ZAR	64,845,000	4,076,959
Series 2032, 8.25%, 3/31/2032	ZAR	24,490,000	1,524,683
Series 2037, 8.50%, 1/31/2037	ZAR	16,597,000	1,024,887
Series 2044, 8.75%, 1/31/2044	ZAR	100,241,000	6,197,033
Series 2048, 8.75%, 2/28/2048		15,180,000	939,503
Series 2035, 8.88%, 2/28/2035	ZAR	18,330,000	1,182,758
Series 2040, 9.00%, 1/31/2040	ZAR	63,140,000	4,030,667
Series R186, 10.50%, 12/21/2026	ZAR	7,565,000	572,082
			27,329,256
SOUTH KOREA — 12.4%
Korea Monetary Stabilization Bond Series 2008, 2.06%, 8/2/2020	KRW	250,000,000	224,657
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	3,622,800,000	3,204,415
Series 2612, 1.50%, 12/10/2026	KRW	3,304,000,000	2,852,440
Series 3609, 1.50%, 9/10/2036	KRW	3,463,000,000	2,885,407
Series 2006, 1.75%, 6/10/2020	KRW	4,213,000,000	3,770,873
Series 2012, 1.75%, 12/10/2020	KRW	4,320,000,000	3,864,170
Series 2203, 1.88%, 3/10/2022	KRW	4,403,000,000	3,944,639
Series 2606, 1.88%, 6/10/2026	KRW	2,609,000,000	2,319,805
Series 2003, 2.00%, 3/10/2020	KRW	5,512,000,000	4,950,510
Security Description		Principal Amount	Value
Series 2009, 2.00%, 9/10/2020	KRW	2,786,000,000	$ 2,503,275
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	4,172,757
Series 4603, 2.00%, 3/10/2046	KRW	970,000,000	876,419
Series 2706, 2.13%, 6/10/2027	KRW	4,572,000,000	4,132,165
Series 4703, 2.13%, 3/10/2047	KRW	5,412,000,000	5,044,684
Series 2106, 2.25%, 6/10/2021	KRW	1,631,000,000	1,474,984
Series 2309, 2.25%, 9/10/2023	KRW	3,335,000,000	3,035,531
Series 2506, 2.25%, 6/10/2025	KRW	1,230,000,000	1,120,644
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	455,635
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,328,841
Series 2303, 2.38%, 3/10/2023	KRW	1,268,000,000	1,157,096
Series 2712, 2.38%, 12/10/2027	KRW	4,400,000,000	4,065,986
Series 2812, 2.38%, 12/10/2028	KRW	770,000,000	715,255
Series 3809, 2.38%, 9/10/2038	KRW	1,179,000,000	1,125,812
Series 2806, 2.63%, 6/10/2028	KRW	4,535,000,000	4,285,083
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	655,973
Series 4803, 2.63%, 3/10/2048	KRW	2,854,000,000	2,943,316
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,412,164
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	94,588
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	280,953
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	382,072
Series 2403, 3.50%, 3/10/2024	KRW	1,240,000,000	1,195,380
Series 2206, 3.75%, 6/10/2022	KRW	360,000,000	342,495
Series 3312, 3.75%, 12/10/2033	KRW	410,000,000	450,468
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	435,236
Series 2106, 4.25%, 6/10/2021	KRW	1,727,000,000	1,635,131
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	139,066
			76,477,925
THAILAND — 7.4%
Thailand Government Bond:

See accompanying notes to financial statements.
104

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
1.88%, 6/17/2022	THB	154,750,000	$ 4,729,362
2.00%, 12/17/2022	THB	51,702,000	1,582,019
2.13%, 12/17/2026	THB	107,540,000	3,227,055
2.40%, 12/17/2023	THB	114,000,000	3,538,314
2.55%, 6/26/2020	THB	82,328,000	2,557,460
2.88%, 12/17/2028	THB	119,510,000	3,786,485
2.88%, 6/17/2046	THB	4,085,000	116,609
3.40%, 6/17/2036	THB	236,960,000	7,636,116
3.58%, 12/17/2027	THB	4,650,000	155,419
3.60%, 6/17/2067	THB	24,000,000	706,230
3.63%, 6/16/2023	THB	44,139,000	1,441,190
3.65%, 12/17/2021	THB	40,881,000	1,317,562
3.65%, 6/20/2031	THB	5,845,000	195,860
3.78%, 6/25/2032	THB	73,940,000	2,498,945
3.80%, 6/14/2041	THB	9,750,000	324,246
3.85%, 12/12/2025		119,632,000	4,017,331
3.85%, 12/12/2025	THB	11,750,000	394,574
4.00%, 6/17/2066	THB	110,280,000	3,588,334
4.68%, 6/29/2044	THB	16,500,000	627,916
4.85%, 6/17/2061	THB	48,195,000	1,883,406
4.88%, 6/22/2029	THB	22,564,000	832,889
5.67%, 3/13/2028	THB	10,000,000	387,627
			45,544,949
TURKEY — 3.6%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	23,027
7.40%, 2/5/2020	TRY	4,000,000	662,945
8.00%, 3/12/2025	TRY	6,690,000	861,416
8.50%, 9/14/2022	TRY	4,000,000	580,462
8.80%, 9/27/2023	TRY	2,300,000	317,337
9.00%, 7/24/2024	TRY	12,550,000	1,710,088
9.20%, 9/22/2021	TRY	17,860,000	2,752,909
9.40%, 7/8/2020	TRY	9,550,000	1,569,856
10.40%, 3/20/2024	TRY	850,000	124,147
10.50%, 1/15/2020	TRY	1,435,000	246,328
10.50%, 8/11/2027	TRY	10,580,000	1,477,648
10.60%, 2/11/2026	TRY	11,694,000	1,696,981
Security Description		Principal Amount	Value
10.70%, 2/17/2021	TRY	4,870,000	$ 790,017
10.70%, 8/17/2022	TRY	10,390,000	1,589,192
11.00%, 3/2/2022	TRY	17,060,000	2,687,321
11.00%, 2/24/2027	TRY	7,548,000	1,096,041
12.20%, 1/18/2023	TRY	20,470,000	3,266,796
12.40%, 3/8/2028	TRY	1,550,000	243,139
23.00%, 8/12/2020	TRY	1,750,000	347,046
			22,042,696
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $644,103,942)			601,694,412
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $1,368,029)	1,368,029	1,368,029
TOTAL INVESTMENTS — 97.9% (Cost $645,471,971)		603,062,441
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		12,687,082
NET ASSETS — 100.0%		$ 615,749,523
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

At December 31, 2018, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	USD 21,292,379	MXN 420,000,000	02/07/2019	$ (75,950)
JP Morgan Chase Bank, N.A.	THB 560,000,000	USD 17,217,525	02/07/2019	7,937
JP Morgan Chase Bank, N.A.	USD 17,305,315	THB 560,000,000	02/07/2019	(95,727)
Standard Chartered Bank	USD 320,212	IDR 4,600,000,000	01/08/2019	(783)
Standard Chartered Bank	USD 181,995	COP 600,000,000	01/08/2019	2,737
Standard Chartered Bank	USD 276,569	COP 890,000,000	01/08/2019	(2,551)
Standard Chartered Bank	USD 436,288	IDR 6,300,000,000	01/08/2019	1,190
Standard Chartered Bank	IDR 10,900,000,000	USD 747,087	01/08/2019	(9,820)
Standard Chartered Bank	COP 1,490,000,000	USD 454,962	01/08/2019	(3,788)
See accompanying notes to financial statements.
105

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD 744,790	IDR 10,900,000,000	02/07/2019	$ 8,671
Standard Chartered Bank	USD 454,310	COP 1,490,000,000	02/07/2019	3,999
Westpac Banking Corp.	MXN 420,000,000	USD 21,210,271	02/07/2019	(6,158)
Total				$(170,243)
During the period ended December 31, 2018, average notional value related to foreign currency exchange contracts was $26,155,229 or 4% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
MYR	Malaysian Ringgit
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
ZAR	South African Rand
KRW	South Korean Won
THB	Thai Baht
TRY	Turkish New Lira
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$601,694,412	$—	$601,694,412
Short-Term Investment	1,368,029	—	—	1,368,029
TOTAL INVESTMENTS	$1,368,029	$601,694,412	$—	$603,062,441
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	24,534	—	24,534
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 24,534	$—	$ 24,534
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,368,029	$601,718,946	$—	$603,086,975
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	(194,777)	—	(194,777)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (194,777)	$—	$ (194,777)
See accompanying notes to financial statements.
106

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,933,969	$2,933,969	$92,240,672	$93,806,612	$—	$—	1,368,029	$1,368,029	$30,704	$—
See accompanying notes to financial statements.
107

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.6%
ALABAMA — 1.1%
Alabama Industrial Development Authority 6.45%, 12/1/2023	$ 285,000	$ 286,422
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	115,000	115,574
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	262,382
Series D, 6.00%, 10/1/2042	1,210,000	1,383,151
Series D, 6.50%, 10/1/2053	3,010,000	3,524,650
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	100,000	98,881
Shelby County, AL, Board of Education Revenue 4.50%, 2/1/2041	235,000	240,661
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,637,072
		7,548,793
ALASKA — 0.2%
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	489,935
Series A, 5.00%, 6/1/2046	645,000	612,705
Series B, Zero Coupon, 6/1/2046	500,000	50,250
University of Alaska, AK, Revenue Series T, 5.00%, 10/1/2039	150,000	166,255
		1,319,145
ARIZONA — 2.7%
Arizona Industrial Development Authority Revenue:
5.25%, 7/1/2022 (b)	300,000	296,343
6.38%, 6/1/2039 (b)	1,000,000	1,000,630
Series A, 5.25%, 7/1/2047 (b)	240,000	238,944
Series A, 5.38%, 7/1/2050 (b)	500,000	508,475
Series B, 5.00%, 3/1/2037 (b)	75,000	73,939
Series B, 5.00%, 3/1/2042 (b)	70,000	67,756
Series D, 5.00%, 7/1/2051 (b)	185,000	181,790
Series G, 5.00%, 7/1/2047 (b)	100,000	99,849
Glendale, AZ, Industrial Development Authority Revenue 5.25%, 11/15/2046	1,360,000	1,350,072
Maricopa County, AZ, Industrial Development Authority, Revenue:
Security Description	Principal Amount	Value
5.00%, 7/1/2036	$ 225,000	$ 232,958
6.00%, 7/1/2052 (b)	3,870,000	4,037,803
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	261,362
4.00%, 10/1/2041	30,000	30,098
4.00%, 10/1/2047	185,000	184,676
5.00%, 7/1/2035 (b)	1,325,000	1,347,021
5.25%, 7/1/2053 (b)	2,980,000	2,903,563
Series A, 4.00%, 7/1/2022 (b)	750,000	735,660
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	998,460
5.25%, 7/1/2036	315,000	276,019
5.70%, 7/1/2035	75,000	68,938
6.00%, 7/1/2048	1,070,000	971,239
6.75%, 2/1/2050 (b)	310,000	320,162
Series A, 7.38%, 7/1/2049	100,000	96,986
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	995,000	1,096,769
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	115,000	133,178
5.00%, 12/1/2037	320,000	365,840
5.25%, 12/1/2027	185,000	214,197
5.25%, 12/1/2028	105,000	122,379
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	400,000	396,764
		18,611,870
ARKANSAS — 0.2%
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	506,930
5.50%, 7/1/2043	830,000	810,362
		1,317,292
CALIFORNIA — 11.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	166,103
Series B, 5.00%, 10/1/2037	500,000	550,465
Anaheim, CA, Public Financing Authority Revenue Series A1, 4.38%, 3/1/2037 (a)	110,000	110,124
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	498,416
Series A, 5.00%, 3/1/2041	665,000	684,711
Series A, 5.25%, 3/1/2036	750,000	804,937

See accompanying notes to financial statements.
108

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	$ 145,000	$ 152,188
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	1,000,000	179,890
Zero Coupon, 6/1/2057	5,000,000	416,950
5.25%, 6/1/2046	105,000	102,270
5.45%, 6/1/2028	1,000,000	1,001,270
Series A, 5.25%, 6/1/2045	175,000	175,411
California State, Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	189,936
Series I-1, 6.63%, 11/1/2034	55,000	55,241
California, Golden State Tobacco Securitization Corp., CA, Revenue:
Series A, 5.00%, 6/1/2045	320,000	351,581
Series A-1, 5.00%, 6/1/2032	785,000	858,923
Series A-1, 5.25%, 6/1/2047	7,660,000	7,620,091
Series A-2, 5.30%, 6/1/2037	2,100,000	2,109,639
Series B, Zero Coupon, 6/1/2047	5,590,000	898,201
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2027	100,000	110,467
Series A, 4.00%, 3/1/2039	375,000	378,240
Series A, 5.00%, 8/15/2047	480,000	526,776
Series G, 5.50%, 7/1/2025	95,000	95,306
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	414,715
California, Municipal Finance Authority Revenue:
5.00%, 12/31/2031	2,000,000	2,254,280
5.00%, 7/1/2046 (b)	500,000	510,965
5.00%, 6/1/2048	600,000	650,568
5.00%, 7/1/2049 (b)	1,250,000	1,280,337
5.25%, 1/1/2045	1,000,000	956,320
Series A, 5.00%, 7/1/2029	100,000	114,415
Series A, 5.00%, 11/1/2030	150,000	165,174
Series A, 5.00%, 2/1/2032	200,000	225,898
Series A, 5.00%, 7/1/2034	280,000	313,690
Series A, 5.00%, 7/1/2047	185,000	201,128
Series A, 5.25%, 11/1/2041	1,000,000	1,073,510
Series A, 5.50%, 6/1/2048 (b)	105,000	108,410
Series B, 5.88%, 8/15/2049	490,000	522,820
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	365,932
5.00%, 11/21/2045 (b)	500,000	517,140
7.00%, 7/1/2022 (b)	250,000	257,600
8.00%, 7/1/2039 (b)	1,000,000	1,059,280
Security Description	Principal Amount	Value
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	$ 250,000	$ 250,840
Series A, 5.00%, 7/1/2045 (b)	575,000	605,251
Series A, 5.00%, 8/1/2045 (b)	500,000	525,110
Series A, 5.00%, 7/1/2047 (b)	250,000	255,730
Series A, 5.13%, 7/1/2044	60,000	63,512
Series A, 6.00%, 10/1/2049	200,000	209,658
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	131,728
5.00%, 5/15/2033	115,000	128,246
5.25%, 12/1/2029	1,000,000	1,084,900
5.25%, 12/1/2034	675,000	722,304
5.25%, 12/1/2038 (b)	300,000	322,338
5.25%, 12/1/2043 (b)	1,825,000	1,944,866
5.25%, 12/1/2044	375,000	394,808
5.50%, 12/1/2054	1,000,000	1,066,850
7.00%, 7/1/2046	160,000	170,778
Series A, 3.50%, 11/1/2027 (b)	285,000	285,339
Series A, 4.13%, 3/1/2034	340,000	352,906
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,080,870
Series A, 5.00%, 12/1/2041 (b)	2,190,000	2,270,855
Series A, 5.00%, 12/1/2046 (b)	700,000	724,500
Series A, 5.25%, 11/1/2044 (b)	300,000	311,715
Series A, 5.25%, 12/1/2056 (b)	1,600,000	1,673,824
Series A, 5.75%, 7/1/2030	805,000	670,887
Series A, 6.00%, 10/1/2047	1,000,000	1,060,270
California, Statewide Financing Authority Revenue Zero Coupon, 6/1/2055	7,500,000	228,600
Capistrano, CA, Unified School District, Revenue Series 2005-1, 4.00%, 9/1/2028	125,000	129,508
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,425
Dublin, CA, Community Facilities District Improvement Area No. 1, Special Tax Revenue 5.00%, 9/1/2037	175,000	189,425
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	851,752
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	455,000	499,667
Series A, 5.75%, 1/15/2046	775,000	871,177
Series B1, 3.95%, 1/15/2053	1,130,000	1,094,993
Series C, 6.25%, 1/15/2033	500,000	576,145
Inland Empire, CA, Tobacco Securitization Authority Revenue Series B, 5.75%, 6/1/2026	545,000	564,031

See accompanying notes to financial statements.
109

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	$ 1,000,000	$ 981,910
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	996,774
Lake Tahoe, CA, Unified School District, General Obligation 6.38%, 8/1/2045 (a)	140,000	100,750
Lancaster, CA, Redevelopment Agency Successor Agency Revenue 3.00%, 8/1/2034	140,000	130,467
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	117,110
Series A, 5.50%, 11/15/2037	310,000	378,138
Series C, 5.50%, 8/1/2031 (a)	220,000	260,262
Los Angeles, CA, Municipal Improvement Corp. Series B, 5.00%, 11/1/2027	300,000	361,287
Menifee Union School District Special Tax Revenue 5.00%, 9/1/2048	500,000	538,885
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	705,000	950,030
Series B, 6.50%, 11/1/2039	570,000	768,109
Series B, 7.00%, 11/1/2034	325,000	452,111
Oakland, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2033	65,000	74,714
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	538,740
Series A, 5.00%, 8/15/2046	550,000	584,446
Palomar Pomerado, CA, General Obligation Series A, Zero Coupon, 8/1/2036	325,000	155,717
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,085,350
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	399,593
Rancho Cordova, CA, Community Facilities District Revenue:
4.00%, 9/1/2021	675,000	698,598
4.00%, 9/1/2022	380,000	396,560
Rd 17, CA, Levee Area Public Financing Authority Revenue 4.00%, 9/1/2044 (a)	155,000	160,058
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	414,818
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	610,000	631,826
Security Description	Principal Amount	Value
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	$ 445,000	$ 479,986
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	223,258
5.00%, 2/15/2026	155,000	177,721
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	269,112
5.00%, 9/1/2047 (b)	1,000,000	1,049,380
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,057,419
5.00%, 9/1/2045	100,000	106,402
5.00%, 9/1/2046	830,000	882,008
Sacramento, CA, City Financing Authority Revenue 5.25%, 12/1/2030 (a)	310,000	372,019
Sacramento, CA, Special Tax Revenue 5.00%, 9/1/2032 (b)	300,000	314,592
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	798,467
8.00%, 12/1/2026	500,000	569,625
San Diego County, CA, Regional Airport Authority Revenue Series B, 5.00%, 7/1/2042	190,000	210,934
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series B, 5.00%, 5/1/2047	120,000	134,929
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	537,935
Series B, 5.25%, 1/15/2049	400,000	429,444
Silicon Valley, CA, Tobacco Securitization Authority Revenue Zero Coupon, 6/1/2056	5,250,000	366,923
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	295,000	342,858
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	80,555
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	100,454
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2045	1,000,000	177,020
Zero Coupon, 6/1/2046	1,550,000	198,269
Series A-1, 5.00%, 6/1/2037	1,105,000	1,104,978

See accompanying notes to financial statements.
110

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.13%, 6/1/2046	$ 1,070,000	$ 1,069,979
Series A-1, 5.50%, 6/1/2045	745,000	748,583
Tobacco Securitization Authority of Southern California Zero Coupon, 6/1/2046	5,000,000	647,150
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	525,000
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	263,221
Tustin, CA, Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 9/1/2030	635,000	686,035
Series A, 5.00%, 9/1/2037	105,000	112,094
West Sacramento, CA, Financing Authority Revenue:
5.00%, 9/1/2025	550,000	602,145
Series A, 5.00%, 9/1/2026	275,000	312,788
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031	275,000	177,669
		76,753,331
COLORADO — 2.9%
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	519,665
Colorado, Educational & Cultural Facilities Authority Revenue:
3.25%, 6/1/2046	270,000	226,525
4.13%, 11/15/2044	225,000	225,630
Series A, 4.00%, 3/1/2037	250,000	260,965
Colorado, Health Facilities Authority Revenue:
5.00%, 6/1/2026	100,000	111,090
5.00%, 1/1/2037	1,250,000	1,297,012
5.00%, 6/1/2037	250,000	270,668
5.00%, 6/1/2047	150,000	160,178
5.25%, 1/1/2040	525,000	561,193
5.50%, 6/1/2033	425,000	462,714
5.63%, 6/1/2043	855,000	933,386
Series A, 4.50%, 9/1/2038	580,000	580,684
Series A, 4.75%, 9/1/2040	45,000	45,002
Series A, 5.00%, 2/1/2041	855,000	880,462
Series A, 5.30%, 7/1/2037	500,000	492,470
Series B, 4.00%, 12/1/2026	570,000	585,994
Series B, 5.00%, 5/15/2048	1,070,000	1,105,064
Colorado, High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	806,602
Commerce City, CO, Sales & USE Tax Revenue 4.25%, 8/1/2040 (a)	860,000	886,686
Security Description	Principal Amount	Value
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	$ 1,335,000	$ 1,403,873
Denver City & County, CO, Special Facilities, Airport System Revenue:
Series A, 5.00%, 12/1/2038	345,000	388,629
Series A, 5.50%, 11/15/2029	400,000	450,160
Series A, 5.50%, 11/15/2030	270,000	303,072
Series B, 4.00%, 11/15/2043	380,000	384,058
Series B, 5.00%, 11/15/2043	320,000	345,498
Denver, CO, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	42,076
Series A, 5.25%, 12/1/2045	370,000	393,647
Denver, CO, Urban Renewal Authority Revenue 5.25%, 12/1/2039 (b)	100,000	100,059
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	117,855
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	202,787
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,000,000	1,004,870
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	947,560
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,027,830
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,005,590
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	230,000	311,747
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	302,976
6.00%, 1/15/2041	100,000	101,722
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	710,100
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	140,364
		20,096,463

See accompanying notes to financial statements.
111

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 1.7%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	$ 300,000	$ 285,873
Connecticut, State General Obligation:
5.00%, 11/15/2025	100,000	111,594
Series A, 5.00%, 10/15/2026	285,000	296,124
Series A, 5.00%, 3/1/2027	100,000	109,493
Series A, 5.00%, 3/15/2027	110,000	122,862
Series A, 5.00%, 3/15/2028	295,000	323,591
Series A, 5.00%, 4/15/2030	750,000	843,540
Series B, 5.00%, 4/15/2025	160,000	180,243
Series B, 5.00%, 4/15/2029	400,000	425,076
Series B, 5.00%, 4/15/2032	130,000	136,984
Series D, 5.00%, 11/1/2023	130,000	138,742
Series D, 5.00%, 8/15/2025	125,000	141,340
Series E, 4.00%, 9/15/2028	125,000	128,768
Series E, 4.00%, 9/1/2031	100,000	103,167
Series E, 5.00%, 9/15/2026	100,000	107,495
Series F, 5.00%, 11/15/2027	100,000	110,569
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (b)	115,000	115,013
Series A, 5.00%, 7/1/2041	685,000	718,195
Series A, 5.00%, 9/1/2046 (b)	110,000	111,109
Series A, 5.00%, 9/1/2053 (b)	500,000	499,965
Series B, 4.00%, 7/1/2034	130,000	132,518
Series F, 3.50%, 7/1/2026	5,000	4,932
Series F, 4.00%, 7/1/2030	100,000	98,910
Series I, 5.00%, 7/1/2030	255,000	264,483
Series J, 4.00%, 7/1/2027	150,000	157,074
Series J, 4.25%, 7/1/2031	250,000	259,452
Series J, 4.50%, 7/1/2038	510,000	522,587
Series J, 5.00%, 7/1/2034	595,000	634,609
Series J, 5.00%, 7/1/2042	960,000	1,016,698
Series L, 4.00%, 7/1/2034	250,000	258,970
Series L, 4.13%, 7/1/2041	500,000	511,010
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	357,392
Series A, 5.00%, 9/1/2025	205,000	230,853
Series A, 5.00%, 9/1/2029	235,000	260,067
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,034,750
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	107,662
Series A, 5.00%, 4/1/2031	220,000	234,958
Series B, 3.00%, 10/1/2030 (a)	140,000	137,138
Series C, 3.00%, 7/15/2027 (a)	100,000	100,294
University of Connecticut, CT, Revenue:
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2025	$ 190,000	$ 209,363
Series A, 5.00%, 8/15/2026	220,000	242,119
Series A, 5.00%, 8/15/2027	100,000	109,963
		11,895,545
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	740,416
DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	153,438
Series A, 5.00%, 7/1/2052	100,000	97,462
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	127,457
Series A, 6.25%, 10/1/2032	465,000	486,194
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	590,000	634,020
Series A, Zero Coupon, 6/15/2046	6,000,000	939,540
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	572,930
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	413,016
		3,424,057
FLORIDA — 6.5%
Alachua County, FL, Health Facilities Authority Revenue:
4.00%, 12/1/2044	325,000	327,548
5.00%, 11/15/2024	50,000	50,836
6.25%, 11/15/2044	400,000	414,432
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	920,000	933,533
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	220,302
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	179,352
4.70%, 5/1/2036	100,000	98,710
Broward, FL, Airport System Revenue Series Q-1, 4.00%, 10/1/2042	140,000	142,184
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:

See accompanying notes to financial statements.
112

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 6/15/2038 (b)	$ 105,000	$ 103,318
6.10%, 8/15/2038 (b)	215,000	210,414
Series A, 5.13%, 6/15/2037 (b)	450,000	419,229
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2037 (b)	1,000,000	1,007,570
Capital Trust Agency, Inc., FL, Revenue:
5.25%, 12/1/2058 (b)	260,000	254,041
Series A, 5.00%, 7/1/2050	600,000	601,980
Series A, 7.50%, 6/1/2048 (b)	2,165,000	2,226,508
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	112,086
5.88%, 8/1/2052 (b)	610,000	592,151
Central, FL, Expressway Authority Revenue Series A, 4.00%, 7/1/2037	250,000	258,178
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b)	400,000	387,216
Series A, 8.25%, 5/15/2049 (b)	100,000	96,692
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	280,000	273,440
Crossings, AT, Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	754,046
Duval County, FL, Public Schools 3.00%, 7/1/2035	355,000	335,461
Florida Agricultural & Mechanical University Student Housing Revenue Series A, 4.00%, 7/1/2032	115,000	116,762
Florida Development Finance Corp., Educational Facilities Revenue:
5.63%, 1/1/2047 (b) (c)	2,035,000	2,096,518
Series A, 4.00%, 7/15/2026 (b)	190,000	187,819
Series A, 6.00%, 6/15/2035 (b)	505,000	523,539
Series A, 6.00%, 6/15/2044 (b)	575,000	512,060
Series A, 6.13%, 6/15/2043 (b)	500,000	508,585
Series A, 6.13%, 6/15/2044	555,000	579,609
Series A, 6.50%, 7/1/2044	925,000	929,643
Series A, 7.50%, 6/15/2033	500,000	540,075
Series A, 7.63%, 6/15/2041	570,000	613,058
Florida Higher Educational Facilities Financial Authority Revenue:
5.00%, 4/1/2032	100,000	106,326
Series A1, 4.50%, 6/1/2033 (b)	160,000	162,698
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	367,601
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2042	$ 500,000	$ 554,065
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	550,874
Series B, 6.00%, 11/1/2029	450,000	449,896
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	290,000	287,271
Halifax, FL, Hospital Medical Center Revenue:
4.00%, 6/1/2046	125,000	121,944
5.00%, 6/1/2036	1,310,000	1,415,940
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	297,096
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	490,445
6.25%, 4/1/2049	500,000	493,915
Isles Bartram Park, FL, Community Development District, Special Assessment Series 2015, 5.00%, 11/1/2035	100,000	100,971
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	414,983
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2039	330,000	362,185
Series B, 5.00%, 10/1/2028	325,000	375,196
Series B, 5.00%, 10/1/2030	1,580,000	1,808,326
Series III B, 3.38%, 10/1/2034	480,000	458,174
Lakeland, FL, Hospital System Revenue 5.00%, 11/15/2045	250,000	269,448
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	502,580
5.75%, 11/1/2042	500,000	510,090
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	480,105
Lee County, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	112,256
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,012,770
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	100,000	113,484

See accompanying notes to financial statements.
113

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2029	$ 275,000	$ 308,005
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,013,750
Miami, FL, Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	182,141
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	225,000	244,429
Miami-Dade County, FL, Industrial Development Authority Revenue:
5.25%, 7/1/2027 (b)	350,000	341,806
5.25%, 9/15/2044	250,000	262,005
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	100,178
Miami-Dade County, FL, Water & Sewer System Revenue Series B, 3.00%, 10/1/2034	500,000	460,790
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	281,998
Miami-Dade, FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2042	125,000	134,753
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	716,753
Series B, 5.00%, 5/1/2037	925,000	953,952
North Broward, FL, Hospital District Revenue Series B, 5.00%, 1/1/2032	1,280,000	1,404,275
Northern Palm Beach County, FL, Improvement District, Special Assessment:
4.65%, 8/1/2025	145,000	149,595
5.13%, 8/1/2022	465,000	481,042
5.35%, 8/1/2035	360,000	378,569
Orange County, FL, Health Facilities Authority Revenue Series A, 5.00%, 10/1/2036	260,000	287,542
Pinellas County, FL, Educational Facilities Authority Revenue:
6.00%, 10/1/2041	100,000	105,382
6.50%, 10/1/2031	220,000	237,413
Pompano Beach, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,167,975
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	503,575
Security Description	Principal Amount	Value
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	$ 750,000	$ 789,330
South Miami, FL, Health Facilities Authority Revenue 3.00%, 8/15/2030	100,000	97,217
Stoneybrook, FL, South Community Development District, Special Assessment:
4.75%, 11/1/2024	165,000	172,169
5.13%, 11/1/2034	250,000	269,940
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	98,163
Series A, 5.00%, 12/1/2041	225,000	242,118
Series A, 5.00%, 12/1/2055	440,000	466,871
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	546,115
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (d)	10,000	9,230
Series 2015-1 EXCHA, 6.61%, 5/1/2040	290,000	230,617
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	117,304
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (d) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (e)	120,000	—
Series A3, 6.61%, 5/1/2040	195,000	191,209
Series A4, 6.61%, 5/1/2040	85,000	69,147
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	2,000,000	1,968,580
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	143,939
West Villages, FL, Improvement District, Special Assessment 5.00%, 5/1/2032	635,000	638,823
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	692,425
		44,884,659
GEORGIA — 0.7%
Albany-Dougherty County, GA, Hospital Authority Revenue 4.00%, 12/1/2042	100,000	100,718
Atlanta, GA, Development Authority Revenue:
6.50%, 1/1/2029	350,000	340,497
Series A1, 6.75%, 1/1/2035	850,000	819,468
Series A1, 7.00%, 1/1/2040	500,000	488,725

See accompanying notes to financial statements.
114

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Gainesville & Hall County, GA, Hospital Authority Revenue Series A, 5.00%, 2/15/2036	$ 350,000	$ 389,679
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	249,428
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	517,650
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	654,507
Series A, 5.50%, 7/1/2060	170,000	178,798
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	960,070
		4,699,540
GUAM — 0.3%
Guam Government Business Privilege Revenue:
Series B1, 5.00%, 1/1/2042	300,000	305,589
Series D-REF, 5.00%, 11/15/2029	525,000	563,068
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	165,800
Guam Government, Ltd. Obligation Revenue Series A, 5.00%, 12/1/2021	250,000	265,053
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	273,042
Guam, Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	338,269
		1,910,821
HAWAII — 0.2%
Hawaii State, Department of Budget & Finance Revenue:
4.00%, 3/1/2037	1,000,000	989,760
6.00%, 7/1/2028 (b)	355,000	351,212
		1,340,972
IDAHO — 0.1%
Idaho State, Health Facility Revenue:
3.50%, 9/1/2033	670,000	584,856
5.00%, 9/1/2027	100,000	110,070
		694,926
ILLINOIS — 11.5%
Bridgeview, IL, General Obligation Series A, 5.50%, 12/1/2043	115,000	111,656
Security Description	Principal Amount	Value
Chicago Board of Education, General Obligation:
Zero Coupon, 12/1/2028 (a)	$ 405,000	$ 269,297
Series A, Zero Coupon, 12/1/2024 (a)	125,000	100,121
Series A, Zero Coupon, 12/1/2025 (a)	165,000	126,258
Series A, Zero Coupon, 12/1/2031 (a)	755,000	430,977
Series A, 4.00%, 12/1/2022	100,000	100,501
Series A, 5.00%, 12/1/2033	1,000,000	1,028,300
Series A, 5.00%, 12/1/2041	3,770,000	3,770,829
Series A, 5.00%, 12/1/2042	2,075,000	2,074,917
Series A, 5.50%, 12/1/2039	1,015,000	1,030,184
Series A, 7.00%, 12/1/2026	1,100,000	1,285,922
Series A, 7.00%, 12/1/2044	2,955,000	3,348,222
Series A, 7.00%, 12/1/2046 (b)	1,950,000	2,262,565
Series B, 5.00%, 12/1/2033	335,000	339,255
Series B-1, Zero Coupon, 12/1/2029 (a)	220,000	139,337
Series B-1, Zero Coupon, 12/1/2030 (a)	120,000	72,210
Series C, 5.25%, 12/1/2035	740,000	759,225
Series C, 5.25%, 12/1/2039	290,000	294,547
Series D, 5.00%, 12/1/2046	1,250,000	1,240,637
Series E, 5.13%, 12/1/2032	480,000	493,142
Series F, 5.00%, 12/1/2031	310,000	312,458
Series H, 5.00%, 12/1/2046	1,500,000	1,488,765
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	281,198
6.00%, 4/1/2046	350,000	397,670
6.10%, 4/1/2036	25,000	28,959
Chicago, IL, General Obligation:
Series A, 4.63%, 1/1/2032	845,000	839,896
Series A, 5.00%, 1/1/2023	335,000	340,591
Series A, 5.00%, 1/1/2040	1,035,000	1,046,137
Series A, 5.25%, 1/1/2029	150,000	157,581
Series A, 5.25%, 1/1/2035	185,000	188,502
Series A, 5.75%, 1/1/2034	1,500,000	1,647,960
Series C, Zero Coupon, 1/1/2031	110,000	65,341
Series C, 5.00%, 1/1/2024	65,000	68,821
Series C, 5.00%, 1/1/2035	470,000	487,390
Series C, 5.00%, 1/1/2038	275,000	282,840
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	113,547
Series A, 5.50%, 1/1/2030	200,000	219,560
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	262,140
5.00%, 1/1/2029	100,000	104,027
Chicago, IL, O'Hare International Airport Revenue:
Series B, 5.00%, 1/1/2029	315,000	353,739

See accompanying notes to financial statements.
115

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 1/1/2039	$ 210,000	$ 226,766
Series D, 5.00%, 1/1/2044	325,000	350,314
Series D, 5.00%, 1/1/2052	600,000	655,290
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	144,613
Series A-1, 5.00%, 11/1/2027	410,000	465,895
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	441,137
5.25%, 12/1/2025	240,000	254,455
5.25%, 12/1/2043	205,000	210,879
Cook County, IL, Revenue 6.75%, 10/15/2040 (c)	1,000,000	1,041,140
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	267,905
Illinois State, Finance Authority Revenue:
4.00%, 9/1/2032	945,000	965,970
4.00%, 11/15/2038	180,000	180,248
4.00%, 12/1/2040	250,000	246,758
4.25%, 5/15/2043	460,000	462,562
4.25%, 1/1/2044	200,000	201,488
5.00%, 5/15/2033	2,000,000	1,981,700
5.00%, 5/15/2043	625,000	650,669
5.00%, 12/1/2046	350,000	372,708
5.50%, 4/1/2032	500,000	500,040
5.63%, 5/15/2042	455,000	462,976
5.75%, 5/15/2046	1,000,000	1,020,120
7.13%, 2/1/2034	1,000,000	1,004,130
Series A, 3.00%, 10/1/2037	390,000	341,944
Series A, 4.25%, 5/15/2041	185,000	185,799
Series A, 4.63%, 9/1/2039	280,000	291,365
Series A, 4.75%, 5/15/2033	200,000	201,164
Series A, 5.00%, 11/15/2026	290,000	332,323
Series A, 5.00%, 2/15/2047	685,000	723,737
Series A, 5.25%, 5/15/2047	150,000	153,750
Series A, 5.75%, 12/1/2035 (b)	385,000	387,591
Series A, 6.00%, 7/1/2043	200,000	219,494
Series C, 3.38%, 8/1/2033	1,375,000	1,250,507
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	128,022
3.50%, 6/1/2031	700,000	622,881
4.00%, 2/1/2023	100,000	101,730
4.00%, 2/1/2030 (a)	210,000	218,379
4.00%, 1/1/2031	595,000	568,719
4.00%, 2/1/2031 (a)	525,000	542,944
4.00%, 6/1/2032	300,000	283,272
4.00%, 6/1/2035	100,000	91,944
4.13%, 11/1/2031	100,000	96,087
4.50%, 11/1/2039	125,000	121,049
5.00%, 5/1/2023	230,000	243,260
5.00%, 8/1/2024	1,220,000	1,272,655
5.00%, 6/1/2027	625,000	665,962
Security Description	Principal Amount	Value
5.00%, 3/1/2028	$ 150,000	$ 154,449
5.00%, 5/1/2028	700,000	731,542
5.00%, 2/1/2029	175,000	185,484
5.00%, 3/1/2031	110,000	112,574
5.00%, 4/1/2032	100,000	103,012
5.00%, 3/1/2034	200,000	203,434
5.00%, 11/1/2034	100,000	103,864
5.00%, 5/1/2035	140,000	143,608
5.00%, 3/1/2036	150,000	152,135
5.00%, 5/1/2036	125,000	128,043
5.00%, 3/1/2037	250,000	253,190
5.00%, 2/1/2039	2,200,000	2,239,358
5.00%, 5/1/2039	380,000	387,087
5.00%, 1/1/2041	300,000	307,107
5.25%, 2/1/2028	300,000	300,312
5.25%, 7/1/2028	500,000	526,950
5.25%, 2/1/2029	405,000	425,764
5.25%, 7/1/2029	100,000	105,179
5.25%, 2/1/2033	230,000	239,014
5.50%, 7/1/2024	660,000	714,740
5.50%, 7/1/2025	120,000	129,590
5.50%, 7/1/2026	120,000	129,126
5.50%, 7/1/2027	200,000	214,524
5.50%, 7/1/2033	450,000	475,619
5.50%, 7/1/2038	200,000	209,214
Series A, 4.00%, 1/1/2024	135,000	136,291
Series A, 4.00%, 5/1/2024	135,000	136,742
Series A, 4.00%, 1/1/2029	725,000	705,178
Series A, 4.00%, 1/1/2030	515,000	496,759
Series A, 4.00%, 1/1/2032 (a)	140,000	141,655
Series A, 4.00%, 4/1/2032 (a)	260,000	264,254
Series A, 4.63%, 5/1/2037	610,000	610,653
Series A, 5.00%, 4/1/2027 (a)	100,000	107,704
Series A, 5.00%, 12/1/2028	465,000	496,676
Series A, 5.00%, 4/1/2035	250,000	255,733
Series A, 5.00%, 4/1/2036	140,000	142,884
Series A, 6.00%, 5/1/2025	400,000	449,776
Series D, 3.25%, 11/1/2026	800,000	751,784
Series D, 5.00%, 11/1/2027	3,090,000	3,317,764
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	680,000	530,380
5.00%, 6/15/2023	40,000	42,115
5.00%, 6/15/2025 (a)	115,000	127,092
Illinois, State Sales Tax Revenue:
Series A, 5.00%, 6/15/2026	105,000	113,886
Series A, 5.00%, 6/15/2027	210,000	227,063
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2026 (a)	205,000	149,279
Zero Coupon, 6/15/2027 (a)	125,000	90,716
Zero Coupon, 6/15/2031 (a)	125,000	72,796
Zero Coupon, 6/15/2036 (a)	2,500,000	1,117,100
Zero Coupon, 6/15/2043 (a)	200,000	66,256
Series A, 5.50%, 6/15/2029 (a)	615,000	692,336

See accompanying notes to financial statements.
116

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 6/15/2053	$ 850,000	$ 901,263
Series B, Zero Coupon, 12/15/2050	300,000	62,118
Series B, 4.25%, 6/15/2042	2,980,000	2,770,566
Series B, 5.00%, 12/15/2026	115,000	119,571
Series B, 5.00%, 12/15/2028	390,000	403,459
Series B, 5.00%, 12/15/2040	100,000	103,860
Series B, 5.00%, 6/15/2052	250,000	253,230
Series B2, 5.00%, 6/15/2050	1,150,000	1,152,035
Series B2, 5.25%, 6/15/2050	1,335,000	1,341,982
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	182,572
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	120,966
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	915,000	847,903
Southern Illinois State, University Revenue Series A, 4.00%, 4/1/2028	325,000	311,376
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	210,000	236,223
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	564,839
University of Illinois, IL, Revenue Series C-REF, 3.63%, 4/1/2027	125,000	126,513
Village of Romeoville, IL, Revenue Series B, 4.13%, 10/1/2041	165,000	158,281
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2027	280,000	202,101
Series B, Zero Coupon, 1/1/2028	190,000	130,505
Series B, Zero Coupon, 1/1/2033	340,000	177,715
Will County, IL, Community Unit School District No. 201-U Crete-Monee, General Obligation Zero Coupon, 11/1/2024 (a)	120,000	100,766
		79,303,200
INDIANA — 1.0%
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042	505,000	457,697
Series A, 7.13%, 11/15/2047	540,000	483,683
Indiana State, Finance Authority Revenue Series A, 5.25%, 11/15/2046	170,000	177,101
Security Description	Principal Amount	Value
Indiana State, Finance Authority, Environmental Revenue 6.00%, 12/1/2026	$ 550,000	$ 564,850
Indiana State, Finance Authority, Hospital Revenue:
3.63%, 3/1/2032	165,000	167,193
5.50%, 8/15/2040	300,000	311,883
5.50%, 8/15/2045	100,000	103,768
Series A, 4.50%, 7/1/2053	250,000	222,072
Series A, 5.00%, 5/1/2022	120,000	130,883
Series A, 5.00%, 6/1/2032	825,000	824,167
Series A, 5.00%, 6/1/2039	100,000	97,131
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
Series E, Zero Coupon, 2/1/2025 (a)	160,000	137,163
Series I, 5.00%, 1/1/2023	365,000	401,088
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2027	145,000	151,744
Series A, 5.00%, 4/1/2037	100,000	102,794
Series A, 5.00%, 4/1/2042	560,000	572,908
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	200,000	203,742
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	973,130
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	856,380
		6,939,377
IOWA — 0.8%
Coralville, IA, Revenue Series B, 4.25%, 5/1/2037	130,000	117,510
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	1,235,000	1,262,071
5.00%, 5/15/2041	165,000	170,221
5.25%, 12/1/2025	420,000	444,910
5.88%, 12/1/2027 (b)	820,000	866,067
Series A, 5.25%, 12/1/2050 (c)	1,295,000	1,354,894
Iowa, State Finance Authority Revenue Series A, 5.00%, 5/15/2043	100,000	103,308
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,554,891
		5,873,872

See accompanying notes to financial statements.
117

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.3%
Overland Park, KS, Development Corp. Revenue Series B, 5.13%, 1/1/2032 (a)	$ 600,000	$ 600,822
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	165,556
Wichita, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	909,860
Series IV-A, 6.25%, 5/15/2034	500,000	500,500
		2,176,738
KENTUCKY — 1.3%
Ashland, KY, Medical Center Revenue:
5.00%, 2/1/2040	155,000	160,884
Series A, 4.00%, 2/1/2036	625,000	624,219
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	237,616
Kentucky Municipal Power Agency Revenue Series A, 5.00%, 9/1/2026 (a)	60,000	68,477
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 2/1/2040	355,000	358,848
5.00%, 1/1/2045	650,000	674,167
5.00%, 12/1/2047 (a)	205,000	219,785
5.25%, 8/15/2046	350,000	366,068
5.25%, 6/1/2050	100,000	104,699
6.25%, 11/15/2046	220,000	211,574
6.38%, 11/15/2051	1,320,000	1,271,635
Series A, 4.00%, 7/1/2029	350,000	351,197
Series A, 4.25%, 7/1/2035	495,000	491,505
Series B, 4.00%, 6/1/2037 (a)	930,000	943,262
Series B, 5.00%, 8/15/2028	115,000	129,462
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	136,284
Kentucky, State Property & Building Commission Revenue:
Series A, 5.00%, 10/1/2026	140,000	155,429
Series B, 5.00%, 11/1/2024	135,000	152,646
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	117,851
Louisville/Jefferson County Metropolitan Government Revenue:
4.00%, 10/1/2034	695,000	704,216
5.00%, 12/1/2031	150,000	158,855
5.75%, 10/1/2038	100,000	112,025
Series A, 5.75%, 10/1/2042	105,000	117,134
Security Description	Principal Amount	Value
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	$ 1,125,000	$ 1,132,481
		9,000,319
LOUISIANA — 1.5%
Jefferson Parish, LA, Economic Development & Port District Revenue 5.50%, 6/15/2038 (b)	2,175,000	2,182,873
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,024,593
Louisiana Local Gov't Environmental Facilities & Community Development Auth Series A-1, 6.50%, 11/1/2035	100,000	106,672
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,566
4.00%, 1/1/2046	110,000	112,143
5.00%, 7/1/2046	500,000	542,545
5.00%, 7/1/2047	300,000	325,926
5.00%, 7/1/2051	385,000	415,407
5.25%, 10/1/2033	250,000	227,363
Series A, 5.00%, 11/1/2041	325,000	342,644
Series A, 5.00%, 11/1/2045	420,000	441,777
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
4.00%, 2/1/2048	300,000	303,711
5.00%, 10/1/2037	300,000	332,934
Series A-2, 6.50%, 11/1/2035	600,000	640,032
Louisiana, State University & Agricultural & Mechanical College Revenue 5.00%, 7/1/2031	315,000	352,447
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	266,935
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	787,814
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	278,845
Series A, 5.00%, 12/1/2036 (a)	260,000	293,875
Series B, 4.00%, 12/1/2041 (a)	480,000	493,776
Series C, 4.00%, 12/1/2033	365,000	387,393
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (c)	450,000	467,883

See accompanying notes to financial statements.
118

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	$ 250,000	$ 261,263
		10,594,417
MAINE — 0.5%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	100,000	101,655
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	129,497
5.00%, 7/1/2033	545,000	575,705
5.00%, 7/1/2043	200,000	208,486
6.75%, 7/1/2036	500,000	534,665
7.50%, 7/1/2032	500,000	548,630
Series A, 4.00%, 7/1/2041	100,000	96,683
Series A, 4.00%, 7/1/2046	290,000	275,152
Series A, 4.75%, 7/1/2031	105,000	111,517
Series A, 5.00%, 7/1/2046	35,000	36,923
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,620
		3,146,533
MARYLAND — 2.0%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	308,741
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	267,758
Series A, 4.50%, 9/1/2033	1,325,000	1,348,731
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	331,091
Gaithersburg, MD, Economic Development Revenue 5.00%, 1/1/2033	3,000,000	3,258,900
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	430,729
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	110,685
5.00%, 3/31/2030	145,000	157,886
5.00%, 3/31/2051	100,000	104,562
5.75%, 9/1/2025	525,000	540,955
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	625,000	628,562
Maryland Health & Higher Educational Facilities Authority Revenue:
Security Description	Principal Amount	Value
3.50%, 7/1/2026	$ 100,000	$ 102,633
5.00%, 7/1/2024	100,000	112,651
5.00%, 10/1/2042	310,000	323,953
5.00%, 7/1/2045	90,000	96,324
Series A, 5.00%, 7/1/2038	100,000	108,373
Series A, 5.00%, 8/15/2041	235,000	254,693
Series A, 5.00%, 7/1/2048	1,000,000	1,058,090
Prince George's County, MD, Special Obligation:
5.13%, 7/1/2039 (b)	1,600,000	1,630,352
5.25%, 7/1/2048 (b)	2,000,000	2,020,840
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	525,455
Series B, 5.00%, 11/1/2042	400,000	412,356
		14,134,320
MASSACHUSETTS — 1.3%
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	95,940
5.00%, 11/15/2038 (b)	1,500,000	1,525,635
5.00%, 4/15/2040	300,000	312,609
5.00%, 7/1/2044	500,000	542,455
5.00%, 1/1/2045	300,000	316,341
5.00%, 7/1/2047	1,915,000	2,017,912
5.00%, 10/1/2057 (b)	920,000	929,016
5.13%, 7/1/2040	100,000	103,157
5.25%, 11/15/2041	105,000	114,231
Series D, 4.00%, 7/1/2045	350,000	339,965
Series F, 5.63%, 7/15/2036	120,000	129,299
Series G, 5.00%, 7/1/2044	210,000	220,586
Series H, 5.00%, 1/1/2042	225,000	252,139
Series I, 5.00%, 7/1/2030	300,000	335,943
Series I, 5.00%, 7/1/2038	250,000	272,640
Series J2, 5.00%, 7/1/2048	680,000	739,439
Massachusetts, Health & Educational Facilities Authority Revenue Series C, 5.13%, 7/1/2035	105,000	108,940
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	703,483
		9,059,730
MICHIGAN — 1.5%
Conner Creek Academy, MI, E Public School Academy Revenue 5.00%, 11/1/2026	700,000	642,348
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	700,000	486,864
5.75%, 11/1/2035	500,000	297,775
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	181,734

See accompanying notes to financial statements.
119

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	$ 120,000	$ 127,632
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	168,553
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,007,740
Michigan State, Finance Authority Revenue:
4.00%, 11/15/2046	300,000	292,596
5.00%, 7/1/2044	300,000	319,077
Series D-2, 5.00%, 7/1/2034	400,000	441,672
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.25%, 2/1/2032	690,000	751,003
8.13%, 4/1/2041	460,000	380,714
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,940,000	2,906,602
Series A, 6.88%, 6/1/2042	1,000,000	1,001,930
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,023,000
		10,029,240
MINNESOTA — 0.8%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	151,825
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	184,758
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	80,846
Series A, 5.50%, 7/1/2035	150,000	153,115
Maple Grove, MN, Health Care Facilities Revenue:
3.50%, 5/1/2034	100,000	98,710
5.00%, 5/1/2028	150,000	173,391
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	271,182
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,003,500
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,035,914
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	82,070
St. Cloud, MN, Health Care Revenue Series A, 4.00%, 5/1/2037	355,000	369,871
Security Description	Principal Amount	Value
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	$ 235,000	$ 213,810
Series A, 5.75%, 7/1/2047 (b)	1,000,000	993,070
St. Paul, MN, Port Authority Revenue 4.50%, 10/1/2037 (b)	255,000	231,494
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	154,389
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	232,186
5.25%, 12/1/2049	340,000	346,202
		5,776,333
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022	210,000	233,564
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	319,978
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	387,328
Mississippi State, Gaming Tax Revenue Series E, 5.00%, 10/15/2027	175,000	199,789
Warren County, MS, Gulf Opportunity Revenue 5.38%, 12/1/2035	115,000	123,788
		1,264,447
MISSOURI — 0.8%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	74,488
Grandview, MO, Industrial Development Authority Revenue Series A, 5.00%, 5/1/2042 (b)	735,000	712,524
Jennings, MO, Revenue 5.00%, 11/1/2023	330,000	285,721
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	691,543
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	431,720
Missouri, State Development Finance Board Revenue 3.50%, 3/1/2031	265,000	260,349

See accompanying notes to financial statements.
120

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	$ 280,000	$ 272,513
Series A, 5.00%, 2/1/2036	650,000	677,488
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	232,064
Raymore, MO, Tax Increment, Ltd. Obligation Revenue Series A, 4.00%, 5/1/2020	230,000	230,683
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	265,000	278,515
5.00%, 9/1/2042	100,000	100,325
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	153,085
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,009,750
		5,410,768
MONTANA — 0.0% (f)
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	102,029
NEBRASKA — 0.1%
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	106,846
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	681,948
		788,794
NEVADA — 0.6%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	263,640
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	150,000	169,565
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	160,000	180,869
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	455,000	476,026
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	160,000	160,053
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	113,270
Security Description	Principal Amount	Value
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	$ 1,000,000	$ 1,000,830
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (b)	250,000	261,492
6.25%, 12/15/2037 (b)	280,000	296,094
6.95%, 2/15/2038 (b)	500,000	500,295
Series A, 4.50%, 12/15/2029 (b)	170,000	170,197
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (c)	255,000	260,148
Washoe County, NV, Highway Revenue 5.00%, 2/1/2043	110,000	110,283
		3,962,762
NEW HAMPSHIRE — 0.5%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,419,847
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (c)	320,000	321,222
New Hampshire Health and Education Facilities Authority Revenue:
4.00%, 8/1/2033	500,000	510,520
5.00%, 1/1/2041	400,000	429,748
5.00%, 7/1/2042	485,000	502,271
Series A, 4.00%, 10/1/2033	105,000	109,105
Series A, 6.13%, 7/1/2052 (b)	350,000	362,285
		3,654,998
NEW JERSEY — 6.3%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	505,000	493,213
Camden County, NJ, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	215,100
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	527,125
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	88,612
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	835,457
New Jersey Economic Development Authority:
5.00%, 6/15/2036	240,000	254,782

See accompanying notes to financial statements.
121

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2047	$ 510,000	$ 532,042
Series II, 5.00%, 3/1/2026	575,000	610,483
New Jersey Economic Development Authority Revenue Series UU, 5.00%, 6/15/2034	355,000	375,608
New Jersey Transportation Trust Fund Authority:
Series A, 5.00%, 6/15/2024	120,000	131,918
Series AA, 5.00%, 6/15/2038	290,000	300,672
New Jersey, Economic Development Authority Revenue:
3.00%, 6/1/2032	250,000	240,868
4.25%, 6/15/2027	570,000	590,908
5.00%, 6/15/2022	350,000	377,422
5.00%, 3/1/2024	100,000	108,091
5.00%, 6/15/2024	100,000	107,083
5.00%, 3/1/2025	310,000	333,944
5.00%, 3/1/2026	1,075,000	1,153,679
5.00%, 3/1/2030	505,000	533,674
5.00%, 10/1/2037	100,000	106,552
5.13%, 1/1/2034	1,000,000	1,065,850
5.25%, 9/15/2029	50,000	54,038
5.25%, 1/1/2044	750,000	747,930
5.75%, 9/15/2027	1,100,000	1,204,731
7.10%, 11/1/2031 (e)	1,000,000	—
Series A, 3.25%, 7/15/2033	180,000	165,227
Series A, 3.35%, 7/15/2036	170,000	152,978
Series A, 3.38%, 7/1/2030	555,000	550,038
Series A, 5.00%, 7/1/2029	165,000	172,653
Series A, 5.00%, 6/1/2036	390,000	396,747
Series A, 5.00%, 6/15/2037	220,000	226,376
Series A, 5.13%, 6/15/2043	100,000	103,005
Series AAA, 4.13%, 6/15/2025	125,000	132,361
Series AAA, 5.00%, 6/15/2036	150,000	159,810
Series AAA, 5.00%, 6/15/2041	500,000	525,750
Series B, Zero Coupon, 7/1/2027	160,000	119,256
Series BBB, 4.75%, 6/15/2031	665,000	709,868
Series C, 5.00%, 6/15/2047	365,000	380,775
Series DDD, 5.00%, 6/15/2030	500,000	547,550
Series EE, 5.25%, 9/1/2024	200,000	210,414
Series II, 5.00%, 3/1/2025	1,205,000	1,282,361
Series N-1, 5.50%, 9/1/2023 (a)	100,000	111,671
Series PP, 5.00%, 6/15/2025	100,000	109,459
Series PP, 5.00%, 6/15/2031	245,000	261,332
Series UU, 5.00%, 6/15/2040	425,000	443,504
Series WW, 5.00%, 6/15/2035	425,000	452,672
Series XX, 4.25%, 6/15/2026	1,245,000	1,310,238
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	125,245
Series B, 5.00%, 9/1/2036	300,000	319,206
Series B, 5.50%, 9/1/2032	150,000	167,331
Security Description	Principal Amount	Value
Series D, 3.50%, 7/1/2044	$ 370,000	$ 357,261
Series D, 5.00%, 7/1/2032	280,000	314,933
Series G, 3.50%, 7/1/2031	355,000	356,640
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	169,400
5.00%, 7/1/2025	360,000	385,927
5.00%, 7/1/2026	555,000	625,829
5.00%, 9/15/2027	100,000	107,747
5.00%, 7/1/2029	300,000	332,568
5.75%, 7/1/2037	970,000	972,367
New Jersey, Higher Education Student Assistance Authority Revenue Series 1, 5.00%, 12/1/2022	310,000	330,094
New Jersey, Transportation Trust Fund Authority Revenue:
5.00%, 6/15/2031	505,000	554,985
Series A, Zero Coupon, 12/15/2025	680,000	526,687
Series A, Zero Coupon, 12/15/2027	100,000	70,463
Series A, Zero Coupon, 12/15/2030	145,000	87,313
Series A, Zero Coupon, 12/15/2031	1,560,000	892,382
Series A, Zero Coupon, 12/15/2033	285,000	147,385
Series A, Zero Coupon, 12/15/2040	755,000	267,119
Series A, 4.00%, 12/15/2031	1,215,000	1,212,546
Series A, 5.00%, 12/15/2024	250,000	276,340
Series A, 5.00%, 12/15/2025	250,000	278,167
Series A, 5.00%, 12/15/2028	100,000	112,242
Series A, 5.00%, 12/15/2029	350,000	390,047
Series A, 5.00%, 12/15/2032	2,240,000	2,455,107
Series A, 5.00%, 6/15/2042	900,000	930,177
Series A, 5.50%, 12/15/2022	1,085,000	1,198,513
Series A, 5.50%, 12/15/2023	1,435,000	1,606,569
Series A, 5.75%, 6/15/2023 (a)	140,000	157,289
Series -A, Zero Coupon, 12/15/2032	225,000	122,603
Series AA, 3.25%, 6/15/2038	310,000	270,742
Series AA, 4.25%, 6/15/2044	960,000	938,064
Series AA, 4.75%, 6/15/2035	260,000	272,490
Series AA, 5.00%, 6/15/2024	100,000	108,881
Series AA, 5.00%, 6/15/2025	130,000	144,097
Series AA, 5.00%, 6/15/2026	350,000	382,371
Series AA, 5.00%, 6/15/2029	100,000	105,968
Series AA, 5.00%, 6/15/2033	150,000	157,299
Series AA, 5.00%, 6/15/2036	400,000	420,644
Series AA, 5.00%, 6/15/2038	300,000	314,853
Series AA, 5.00%, 6/15/2044	460,000	480,484
Series AA, 5.25%, 6/15/2029	90,000	99,569
Series AA, 5.25%, 6/15/2030	280,000	303,024
Series AA, 5.25%, 6/15/2033	120,000	129,352

See accompanying notes to financial statements.
122

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series AA, 5.25%, 6/15/2041	$ 200,000	$ 213,266
Series B, 5.25%, 12/15/2023 (a)	150,000	167,168
Series C, Zero Coupon, 12/15/2025 (a)	190,000	148,172
Series C-REMK 11/25/14, 5.25%, 6/15/2032	100,000	108,153
Series D-REMK 11/25, 5.00%, 6/15/2032	790,000	843,949
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	444,984
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	120,000	138,800
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	93,942
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2035	670,000	732,370
Series B, 5.00%, 1/1/2042	750,000	801,510
Series B, 5.00%, 1/1/2048	500,000	531,630
		43,716,091
NEW MEXICO — 0.2%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	57,537
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	34,290
Series B, 5.90%, 9/1/2032	130,000	127,365
Series C, 5.90%, 9/1/2032	210,000	192,444
Series D-CABS, Zero Coupon, 3/1/2032	160,000	73,600
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	575,676
		1,060,912
NEW YORK — 6.1%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	52,984
Series A, 5.00%, 7/15/2042	500,000	536,185
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue 5.00%, 11/15/2037	1,000,000	1,048,460
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	279,578
5.25%, 11/1/2034	250,000	253,993
5.50%, 11/1/2044	500,000	506,670
5.50%, 9/1/2045 (b)	400,000	423,248
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2033	$ 120,000	$ 124,492
Series A, 5.00%, 6/1/2047 (b)	150,000	152,987
Series A, 5.50%, 5/1/2048 (b)	500,000	510,195
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	150,151
Erie County, NY, Tobacco Asset Securitization Corp. Revenue Series A, 5.00%, 6/1/2045	615,000	593,186
Glen Cove, NY, Local Economic Assistance Corp. Revenue Series C, 5.63%, 1/1/2055	620,000	494,289
Hempstead Town, NY, Local Development Corp. Revenue 5.00%, 9/1/2038	250,000	272,952
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	125,935
Jefferson County, NY, Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	207,232
Liberty Development Corp., NY, Revenue 5.50%, 10/1/2037	145,000	185,307
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	356,122
Metropolitan Transportation Authority Series C, 4.00%, 11/15/2033	100,000	103,110
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	355,000	385,352
Series B, 5.00%, 11/15/2026	115,000	133,896
Series C, 4.00%, 11/15/2033	105,000	107,952
Series C-1, 3.25%, 11/15/2036	290,000	275,230
Series C-1, 5.00%, 11/15/2031	425,000	474,861
Series C-2, Zero Coupon, 11/15/2040	5,000,000	2,103,100
Series D, 3.00%, 11/15/2032	215,000	205,779
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	313,542
Nassau County, NY, Local Economic Assistance Corp., Revenue:
4.00%, 7/1/2032	225,000	228,521
5.00%, 7/1/2033	225,000	243,137
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,030
Series A-3, 5.00%, 6/1/2035	965,000	925,512
Series A-3, 5.13%, 6/1/2046	635,000	606,641
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	513,261

See accompanying notes to financial statements.
123

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
New York City, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2023 (a)	$ 550,000	$ 551,540
5.00%, 1/1/2031 (a)	50,000	50,135
5.75%, 10/1/2037 (d)	1,000,000	670,000
7.00%, 3/1/2049 (a)	200,000	201,942
Series A, 5.00%, 7/1/2022	690,000	749,788
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	430,000	406,733
Series A, 5.00%, 6/1/2045	740,000	693,632
New York County, NY, Counties Tobacco Trust V Revenue Zero Coupon, 6/1/2055	10,000,000	613,200
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2033	175,000	100,438
New York State, Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	338,124
5.25%, 7/1/2035	275,000	279,463
Series A, 4.25%, 5/1/2042	285,000	283,358
Series A, 5.00%, 7/1/2026	200,000	232,142
Series A, 5.15%, 7/1/2024 (a)	350,000	391,219
Series A, 5.50%, 1/1/2039	100,000	107,793
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	4,700,000	4,822,153
Series 2, 5.00%, 9/15/2043	150,000	160,551
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,197,278
New York State, Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	217,234
Series I, 5.00%, 1/1/2024	110,000	119,144
New York State, Transportation Development Corp. Revenue:
4.00%, 7/1/2037 (a)	100,000	100,588
5.00%, 1/1/2023	260,000	282,919
5.00%, 1/1/2024	250,000	275,837
5.00%, 8/1/2026	1,360,000	1,419,051
5.00%, 1/1/2027	350,000	395,972
5.00%, 8/1/2031	930,000	962,913
5.00%, 1/1/2036	1,000,000	1,097,890
Series A, 5.00%, 7/1/2030	170,000	185,305
Series A, 5.00%, 7/1/2041	515,000	542,774
Series A, 5.25%, 1/1/2050	1,500,000	1,593,945
Niagara, NY, Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	467,028
Ramapo, NY, Local Development Corp. Revenue:
5.00%, 3/15/2028	295,000	307,791
Security Description	Principal Amount	Value
5.00%, 3/15/2041	$ 285,000	$ 290,381
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	516,255
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	645,000	701,231
5.00%, 1/1/2033	150,000	161,825
Tompkins County, NY, Development Corp. Revenue:
5.00%, 7/1/2027	100,000	100,719
5.00%, 7/1/2041	790,000	892,471
Troy, NY, Capital Resource Corp. Revenue Series A, 5.13%, 9/1/2040	495,000	515,255
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	232,160
Series B, 5.00%, 6/1/2022	400,000	422,020
Series B, 5.00%, 6/1/2045	905,000	874,203
Series B, 5.00%, 6/1/2048	1,200,000	1,153,512
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	350,000	372,582
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	743,540
Westchester County, NY, Local Development Corp. Revenue:
3.75%, 11/1/2037	275,000	262,796
5.00%, 11/1/2046	480,000	509,290
		42,070,010
NORTH CAROLINA — 0.4%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	115,595
North Carolina State, Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	518,745
North Carolina State, Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	161,448
5.00%, 7/1/2045	500,000	509,995
Series A, 5.00%, 10/1/2023	260,000	287,204
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	264,022
5.00%, 6/30/2054	575,000	598,247
		2,455,256
NORTH DAKOTA — 0.1%
Ward County, ND, Health Care Facilities Revenue Series C, 5.00%, 6/1/2028	750,000	844,005

See accompanying notes to financial statements.
124

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	$ 190,000	$ 164,512
		1,008,517
OHIO — 5.0%
Allen County, OH, Hospital Facilities Revenue Series A, 5.00%, 8/1/2030	140,000	161,862
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	3,190,000	2,976,653
Series A-2, 5.38%, 6/1/2024	2,530,000	2,384,145
Series A-2, 5.75%, 6/1/2034	4,665,000	4,436,508
Series A-2, 5.88%, 6/1/2030	775,000	738,141
Series A-2, 5.88%, 6/1/2047	5,335,000	5,061,528
Series A-2, 6.00%, 6/1/2042	2,495,000	2,418,952
Series A-2, 6.50%, 6/1/2047	2,405,000	2,399,012
Series A-3, 6.25%, 6/1/2037	1,150,000	1,141,731
Series B, Zero Coupon, 6/1/2047	995,000	56,188
Series C, Zero Coupon, 6/1/2052	1,800,000	48,564
Butler County, OH, Hospital Facilities Revenue 5.00%, 11/15/2027	150,000	176,391
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	179,130
Cleveland Heights & University Heights, City School District, General Obligation 3.50%, 12/1/2051	400,000	375,412
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	275,175
5.00%, 2/15/2057	200,000	205,086
5.25%, 2/15/2047	100,000	105,814
5.50%, 2/15/2052	1,260,000	1,356,352
5.50%, 2/15/2057	690,000	740,329
Hamilton, OH, Hospital Revenue 5.00%, 6/1/2042	790,000	837,163
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	207,496
Lucas, OH, Hospital Revenue 4.13%, 11/15/2042 (a)	600,000	605,556
Middleburg Heights, OH, Hospital Revenue 4.00%, 8/1/2047	395,000	396,742
Montgomery County, OH, Hospital Revenue:
5.45%, 10/1/2038	175,000	190,934
6.25%, 4/1/2049 (b)	500,000	493,915
Muskingum County, OH, Hospital Facilities Revenue:
Security Description	Principal Amount	Value
5.00%, 2/15/2033	$ 1,000,000	$ 1,035,650
5.00%, 2/15/2044	200,000	204,162
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	213,334
6.75%, 6/1/2024	700,000	714,315
Series B, 3.63%, 10/1/2033 (c) (d)	250,000	173,750
Series E, 5.63%, 10/1/2019	100,000	101,453
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	96,562
5.00%, 7/1/2037	220,000	239,919
Ohio State, Water Development Authority Revenue:
Series A, 3.00%, 5/15/2019 (d)	250,000	173,750
Series B, 3.63%, 10/1/2033 (c) (d)	325,000	225,875
Series B, 4.00%, 12/1/2033 (c) (d)	375,000	260,625
Series B-REMK 7/1/15, 4.00%, 1/1/2034 (c) (d)	570,000	396,150
Series C, 3.95%, 11/1/2032 (c) (d)	125,000	86,875
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	233,995
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	488,310
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	450,000	468,558
5.00%, 12/1/2043	250,000	252,920
5.50%, 12/1/2043	400,000	416,960
5.75%, 12/1/2032	200,000	213,818
6.00%, 12/1/2042	550,000	579,056
		34,544,816
OKLAHOMA — 1.0%
Comanche County, OK, Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	463,946
Oklahoma Development Finance Authority Revenue:
Series B, 4.00%, 8/15/2052 (a)	345,000	348,560
Series B, 5.00%, 8/15/2038	500,000	535,855
Series B, 5.00%, 7/1/2053	765,000	745,370
Series B, 5.50%, 8/15/2052	1,000,000	1,096,130
Series B, 5.50%, 8/15/2057	1,915,000	2,097,499
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (d)	300,000	135,000
Series A, 6.88%, 11/1/2046 (d)	50,000	22,500

See accompanying notes to financial statements.
125

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (c)	$ 1,000,000	$ 1,077,110
Series B-REMK-06/11/13, 5.50%, 12/1/2035	600,000	640,794
		7,162,764
OREGON — 0.5%
Multnomah County, OR, Hospital Facilities Authority Revenue:
5.00%, 12/1/2036	400,000	426,884
Series A, 5.50%, 10/1/2049	1,000,000	1,047,990
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b)	1,000,000	987,440
Series D, 6.50%, 4/1/2031 (b)	750,000	740,580
Salem, OR, Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	388,904
		3,591,798
PENNSYLVANIA — 3.7%
Allegheny County Hospital Development Authority Revenue 4.00%, 4/1/2037	800,000	802,416
Allegheny County, PA, Higher Education Building Authority Revenue 5.00%, 10/15/2047	105,000	110,795
Allegheny County, PA, Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	300,000	291,366
Series A, 5.13%, 4/1/2035	595,000	529,479
Allegheny County, PA, Industrial Development Authority Revenue:
5.75%, 8/1/2042	250,000	250,147
6.75%, 11/1/2024	160,000	163,024
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,925,000	1,947,773
5.00%, 5/1/2042 (b)	500,000	519,990
Beaver County, PA, Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (c) (d)	270,000	187,650
Berks County, PA, Industrial Development Authority Revenue 3.75%, 11/1/2042	240,000	231,545
Security Description	Principal Amount	Value
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	$ 385,000	$ 379,745
Chester County, PA, Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	263,095
5.00%, 10/1/2044	215,000	223,462
Cumberland County, PA, Municipal Authority Revenue 5.00%, 1/1/2038	295,000	309,945
Dauphin County, PA, General Authority Revenue 3.00%, 6/1/2033	145,000	133,758
Delaware County, PA, Authority Revenue:
4.00%, 10/1/2019	130,000	129,466
4.00%, 8/1/2040	100,000	102,972
4.00%, 8/1/2045	170,000	174,449
5.25%, 10/1/2032	115,000	110,315
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	945,141
Series A, 6.13%, 8/15/2040	700,000	619,465
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	115,000	145,917
East Hempfield Township, PA, Industrial Development Authority Revenue 5.00%, 12/1/2030	100,000	111,013
Fulton County, PA, Industrial Development Authority Revenue:
5.00%, 7/1/2046	200,000	199,702
4.00%, 7/1/2028	300,000	301,461
5.00%, 7/1/2040	945,000	949,101
Lancaster County, PA, Hospital Authority Revenue:
2.88%, 7/1/2021	250,000	247,890
5.00%, 4/1/2027	420,000	429,937
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	250,000	248,875
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	369,493
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 10/1/2027	250,000	273,705
5.00%, 9/1/2035	300,000	339,495
Montgomery County, PA, Industrial Development Authority Revenue:

See accompanying notes to financial statements.
126

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2039	$ 100,000	$ 90,370
5.00%, 11/15/2036	100,000	107,596
5.25%, 1/1/2040	205,000	200,912
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,109,195
Northampton County, PA, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	226,698
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 12/31/2028	325,000	360,041
5.00%, 12/31/2034	400,000	434,024
5.00%, 12/31/2038	1,000,000	1,071,540
6.00%, 6/1/2031	515,000	515,015
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	89,561
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	330,990
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	148,825
5.00%, 11/1/2027	780,000	789,149
5.00%, 5/1/2035	150,000	166,677
5.00%, 4/1/2042	210,000	223,820
5.00%, 11/1/2042	140,000	133,615
5.00%, 9/1/2045	280,000	307,969
Series AT-1, 5.00%, 6/15/2024	125,000	142,263
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	439,019
Series A-1, 5.00%, 12/1/2037	380,000	425,152
Series C, 5.00%, 12/1/2044	235,000	253,278
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	176,245
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	294,614
Series A, 4.00%, 9/1/2047	385,000	387,117
Series A, 5.00%, 4/1/2036	250,000	252,250
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	108,451
Series B, 5.00%, 8/1/2033	110,000	122,209
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2031	1,350,000	1,471,783
5.00%, 7/1/2032	1,610,000	1,749,136
Series A, 5.63%, 7/1/2042	410,000	435,235
Security Description	Principal Amount	Value
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	$ 200,000	$ 208,988
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	120,000	124,338
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	402,310
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	195,899
State Public School Building Authority, PA, Lease Revenue 5.00%, 4/1/2029	150,000	158,441
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	158,066
		25,853,378
PUERTO RICO — 5.6%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	727,056
5.63%, 5/15/2043	3,790,000	3,827,142
Commonwealth of Puerto Rico, General Obligation Series A, 5.25%, 7/1/2024 (a)	150,000	159,073
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	555,000	516,150
Series A, 5.00%, 7/1/2033	2,365,000	2,181,712
Series A, 5.13%, 7/1/2037	2,090,000	1,922,800
Series A, 5.25%, 7/1/2029	1,250,000	1,162,500
Series A, 5.25%, 7/1/2042	1,120,000	1,030,400
Series A, 6.00%, 7/1/2038	2,610,000	2,492,550
Series A, 6.00%, 7/1/2044	1,865,000	1,781,075
Series A, 6.00%, 7/1/2047	125,000	117,188
Puerto Rico Convention Center District Authority Revenue:
5.00%, 7/1/2031 (a)	165,000	165,087
Series A, 4.50%, 7/1/2036 (a)	350,000	349,986
Puerto Rico Electric Power Authority Revenue:
Series RR, 5.00%, 7/1/2022 (a)	135,000	135,853
Series RR, 5.00%, 7/1/2026	140,000	134,966
Series V V, 5.25%, 7/1/2025 (a)	195,000	203,713
Series V V, 5.25%, 7/1/2027 (a)	460,000	497,159
Series V V, 5.25%, 7/1/2030 (a)	165,000	171,339
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,059,280
Series V V, 5.25%, 7/1/2035 (a)	210,000	214,416

See accompanying notes to financial statements.
127

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (d)	$ 310,000	$ 46,888
Series A, 4.75%, 7/1/2038 (d)	185,000	54,575
Series AA, 5.00%, 7/1/2035 (d)	180,000	121,050
Series CC, 5.25%, 7/1/2033 (a)	120,000	129,473
Series CC, 5.50%, 7/1/2030 (d)	100,000	67,250
Series G, 5.00%, 7/1/2033 (d)	105,000	30,975
Series G, 5.00%, 7/1/2042 (d)	760,000	224,200
Series I, 5.00%, 7/1/2026 (d)	185,000	145,687
Series L, 5.25%, 7/1/2022 (d)	140,000	111,650
Series L, 5.25%, 7/1/2035 (a)	250,000	254,990
Series L, 5.25%, 7/1/2038 (a)	315,000	333,109
Series L-AGC-ICC, 5.25%, 7/1/2041 (a)	125,000	131,612
Series M, 5.00%, 7/1/2046 (d)	305,000	89,975
Series N, 5.25%, 7/1/2030 (a)	645,000	696,465
Series N, 5.25%, 7/1/2031 (a)	765,000	824,693
Series N, 5.25%, 7/1/2032 (a)	165,000	170,473
Series N, 5.25%, 7/1/2039 (d)	350,000	271,250
Series N, 5.50%, 7/1/2023 (d)	110,000	32,450
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	184,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	260,174
Series A, 6.00%, 7/1/2033	100,000	103,836
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	100,000	33,547
Series A, Zero Coupon, 7/1/2043 (a)	710,000	178,373
Series B, 5.00%, 7/1/2021 (d)	1,000,000	150,000
Series B, 5.00%, 7/1/2022 (d)	140,000	21,000
Series B, 5.00%, 7/1/2037 (d)	510,000	76,500
Series B, 5.00%, 7/1/2041 (d)	330,000	49,500
Series B, 5.00%, 7/1/2046 (d)	555,000	83,250
Series C, 5.50%, 7/1/2021 (d)	110,000	88,138
Series C, 5.50%, 7/1/2023 (a)	300,000	321,117
Series C, 5.50%, 7/1/2024 (a)	415,000	448,158
Series C, 5.50%, 7/1/2025 (a)	235,000	255,668
Series C, 5.50%, 7/1/2026 (a)	325,000	355,621
Series C, 5.50%, 7/1/2027 (a)	770,000	845,483
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Security Description	Principal Amount	Value
6.13%, 8/1/2029	$ 895,000	$ 352,845
6.25%, 8/1/2033	915,000	359,751
Series A, Zero Coupon, 8/1/2030	405,000	74,686
Series A, Zero Coupon, 8/1/2031	1,620,000	284,203
Series A, Zero Coupon, 8/1/2032	350,000	58,027
Series A, Zero Coupon, 8/1/2033	590,000	90,878
Series A, Zero Coupon, 8/1/2034	700,000	98,687
Series A, Zero Coupon, 8/1/2035	160,000	21,464
Series A, Zero Coupon, 8/1/2036	585,000	73,330
Series A, Zero Coupon, 8/1/2040 (a)	135,000	42,578
Series A, Zero Coupon, 8/1/2042 (a)	4,325,000	1,225,705
Series A, Zero Coupon, 8/1/2043 (a)	170,000	45,669
Series A, Zero Coupon, 8/1/2044 (a)	10,000,000	2,546,500
Series A, Zero Coupon, 8/1/2045 (a)	1,000,000	241,360
Series A, Zero Coupon, 8/1/2046 (a)	15,000,000	3,432,450
Series A, Zero Coupon, 8/1/2047 (a)	1,000,000	197,900
Series A, Zero Coupon, 8/1/2054 (a)	130,000	17,299
Series A, 4.88%, 8/1/2024 (d)	100,000	45,875
Series A, 5.00%, 8/1/2024 (d)	400,000	185,500
Series A, 5.63%, 8/1/2030 (d)	150,000	69,563
Series A, 6.13%, 8/1/2029 (d)	100,000	46,375
Series A-1, Zero Coupon, 8/1/2023	1,230,000	401,706
Series A-1, Zero Coupon, 8/1/2024	135,000	41,276
Series A-1, Zero Coupon, 8/1/2032	200,000	35,592
Series A-1, 5.00%, 8/1/2043 (d)	420,000	194,775
Series C, Zero Coupon, 8/1/2037	1,145,000	238,152
Series C, Zero Coupon, 8/1/2038	975,000	124,335
Series C, 4.00%, 8/1/2027 (d)	435,000	337,125
Series D, 3.80%, 8/1/2023 (d)	200,000	149,500
University of Puerto Rico Series P, 5.00%, 6/1/2030	15,000	13,800
University of Puerto Rico, PR, Revenue:
Series P, 5.00%, 6/1/2022	440,000	422,400
Series Q, 5.00%, 6/1/2030	125,000	115,000
		38,625,381

See accompanying notes to financial statements.
128

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
RHODE ISLAND — 0.0% (f)
Rhode Island State, Health & Educational Building Corp. Revenue 5.00%, 5/15/2028	$ 250,000	$ 280,013
SOUTH CAROLINA — 0.7%
Greeneville Health & Educational Facilities Board Revenue 5.00%, 5/1/2024	175,000	189,814
South Carolina State, Jobs - Economic Development Authority Revenue:
3.00%, 8/15/2038	370,000	321,489
4.00%, 11/15/2027	450,000	443,376
4.00%, 2/1/2028	230,000	237,332
5.00%, 11/1/2037	500,000	524,330
5.25%, 11/15/2047	750,000	783,458
Series A, 7.00%, 11/1/2033	270,000	291,187
South Carolina State, Ports Authority Revenue 4.00%, 7/1/2040	245,000	248,077
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	266,643
Series A, 5.50%, 12/1/2054	320,000	342,013
Series B, 5.13%, 12/1/2043	490,000	513,897
Series E, 5.00%, 12/1/2048	250,000	259,683
Series E, 5.25%, 12/1/2055	305,000	325,347
Series E, 5.50%, 12/1/2053	100,000	106,487
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	186,993
		5,040,126
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	386,348
Chattanooga-Hamilton County, TN, Hospital Authority Revenue Series A, 5.00%, 10/1/2039	75,000	80,120
Greeneville Health & Educational Facilities Board Revenue:
4.00%, 7/1/2040	650,000	643,519
5.00%, 7/1/2036	460,000	516,120
5.00%, 7/1/2037	200,000	223,372
Johnson City, TN, Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	435,957
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 4/1/2024	240,000	263,978
5.00%, 4/1/2031	240,000	260,208
Security Description	Principal Amount	Value
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	$ 100,000	$ 105,121
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (d)	370,000	271,288
Metropolitan Nashville, TN, Airport Authority Revenue Series B, 5.00%, 7/1/2043	100,000	107,683
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	444,414
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
3.50%, 5/1/2033	100,000	100,284
Series A, 5.50%, 9/1/2047	400,000	375,348
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	190,000	207,260
Series C, 5.00%, 2/1/2024	100,000	109,896
Series C, 5.00%, 2/1/2027	345,000	385,762
		4,916,678
TEXAS — 5.1%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.38%, 8/15/2036	135,000	130,563
Series A, 5.00%, 6/15/2046	225,000	224,660
Series A, 5.00%, 8/15/2048	15,000	14,096
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	437,148
Austin, TX, Community College District Revenue 3.25%, 2/1/2037	410,000	393,153
Bexar County, TX, Health Facilities Development Corp. Revenue 4.00%, 7/15/2036	500,000	458,505
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	111,402
Series A, 4.35%, 12/1/2042	290,000	275,906
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	521,495

See accompanying notes to financial statements.
129

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Dallas/Fort Worth, TX, International Airport Revenue:
Series A, 5.00%, 11/1/2045	$ 175,000	$ 180,731
Series B, 5.00%, 11/1/2038	175,000	187,626
Series H, 5.00%, 11/1/2027	140,000	148,862
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	340,000	393,863
Series A-REF, 5.25%, 9/1/2029	335,000	367,559
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	202,322
5.00%, 8/15/2037	200,000	220,110
Fort Bend County, TX, Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	485,000	492,944
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	254,820
Hale Center, TX, Education Facilities Corp. Revenue 5.00%, 3/1/2035	150,000	157,836
Harris County Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	139,640
5.00%, 11/15/2027	120,000	141,942
Series A, 5.13%, 1/1/2048	120,000	121,750
Harris County, TX, Hospital District Revenue:
3.00%, 2/15/2033	350,000	328,367
4.00%, 2/15/2035	115,000	118,007
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	113,518
Harris County-Houston Sports Authority Revenue Series H, Zero Coupon, 11/15/2041 (a)	170,000	52,289
Houston, TX, Airport System Revenue:
Series A, 5.00%, 7/1/2024	100,000	106,384
Series A, 6.50%, 7/15/2030	300,000	324,282
Series D, 5.00%, 7/1/2029	115,000	137,234
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	62,414
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	133,416
Series A, 5.00%, 5/15/2024	110,000	120,089
Series B, 3.13%, 5/15/2033	160,000	156,275
Security Description	Principal Amount	Value
Lubbock, TX, Educational Facilities Authority, Inc. Revenue 2.75%, 11/1/2031	$ 100,000	$ 86,090
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	235,000	250,324
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,603,120
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	665,000	633,885
7.75%, 1/1/2045 (b)	940,000	764,878
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	893,367
5.00%, 11/15/2036	550,000	570,234
5.00%, 4/1/2044	1,475,000	1,464,424
5.00%, 1/1/2047	500,000	498,505
5.50%, 1/1/2049	1,000,000	1,041,370
Series A, 4.25%, 8/1/2033	460,000	422,781
Series A, 4.75%, 4/1/2046	150,000	141,254
Series A, 5.00%, 4/1/2042	2,000,000	1,930,560
Series A, 5.00%, 4/1/2046	335,000	344,457
Series A, 5.00%, 7/1/2047	1,000,000	904,160
Series A, 5.50%, 7/1/2054	100,000	98,465
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,002,390
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	163,800
North Texas Tollway Authority Revenue:
4.00%, 1/1/2037	500,000	512,930
4.00%, 1/1/2038	595,000	607,180
Series B, 5.00%, 1/1/2040	160,000	171,462
Series I, 6.20%, 1/1/2042 (a)	180,000	214,322
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	120,000	128,420
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,116,000
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	234,069
5.50%, 8/1/2027	110,000	127,859
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	490,910
4.50%, 11/15/2021	875,000	691,250

See accompanying notes to financial statements.
130

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2044	$ 200,000	$ 208,494
5.25%, 11/15/2047	110,000	111,780
5.63%, 11/15/2041	500,000	395,000
6.75%, 11/15/2047	2,000,000	2,174,060
6.75%, 11/15/2052	300,000	325,062
Series B, 4.00%, 11/15/2025	235,000	232,904
Series B, 4.50%, 11/15/2036	150,000	138,857
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	265,000	302,797
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	88,015
5.00%, 12/15/2026	25,000	27,297
5.00%, 12/15/2030	330,000	356,067
5.00%, 12/15/2031	500,000	538,525
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2040	280,000	296,587
5.00%, 12/31/2045	350,000	369,204
5.00%, 12/31/2055	490,000	513,848
7.00%, 6/30/2040	915,000	971,730
7.50%, 12/31/2031	1,500,000	1,573,215
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	538,980
Series C, 5.00%, 8/15/2037	500,000	534,765
West Harris County, TX, Regional Water Authority Revenue Series A, 3.75%, 12/15/2039	100,000	100,485
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	388,289
6.25%, 9/1/2040	370,000	364,783
6.38%, 9/1/2045	505,000	499,521
		35,387,939
U. S. VIRGIN ISLANDS — 1.4%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	115,000	113,589
Series A, 5.00%, 10/1/2024	700,000	693,910
Series A, 5.00%, 10/1/2025	10,000	10,109
Series A, 5.00%, 10/1/2029	2,340,000	2,362,745
Series A, 5.00%, 7/1/2031	1,180,000	1,118,274
Series A, 5.00%, 10/1/2032	415,000	418,581
Series A, 6.00%, 10/1/2039	500,000	501,075
Series A1, 4.50%, 10/1/2024	350,000	346,518
Series A1, 5.00%, 10/1/2029	100,000	100,934
Series A1, 5.00%, 10/1/2039	165,000	166,150
Series A-GROSS RCPTS TAXES LN, 4.00%, 10/1/2022	110,000	109,318
Security Description	Principal Amount	Value
Series A-GROSS RCPTS TAXES LN, 5.00%, 10/1/2032	$ 710,000	$ 687,869
Series B, 5.00%, 10/1/2025	525,000	530,103
Series B, 5.25%, 10/1/2029	695,000	700,053
Series B, 6.63%, 10/1/2029	750,000	757,553
Series C, 5.00%, 10/1/2030	1,000,000	973,830
		9,590,611
UTAH — 0.3%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	303,427
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	173,811
Utah State, Charter School Finance Authority Revenue:
4.50%, 6/15/2027 (b)	200,000	196,548
5.38%, 6/15/2048 (b)	1,400,000	1,368,584
Series A, 5.80%, 6/15/2038	90,000	90,141
Series A, 7.00%, 7/15/2045	110,000	114,294
		2,246,805
VERMONT — 0.2%
University of Vermont & State Agricultural College, VT, Revenue 4.00%, 10/1/2037	105,000	108,258
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,044,940
Vermont State, Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	114,821
		1,268,019
VIRGINIA — 2.1%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	138,065
Capital Region Airport, VA, Commission Revenue Series A, 4.00%, 7/1/2038	100,000	104,276
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	340,410
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	51,815
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	285,000	276,521

See accompanying notes to financial statements.
131

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Henrico County Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	$ 1,000,000	$ 1,030,410
Lexington, VA, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	110,749
Series A, 5.00%, 1/1/2048	155,000	163,215
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	980,451
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	515,885
Norfolk, VA, Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	260,315
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	207,968
Prince William County, VA, Industrial Development Authority Revenue 4.00%, 11/1/2046	155,000	156,916
Roanoke, VA, Economic Development Authority Revenue Series A, 4.00%, 9/1/2048	880,000	819,201
Stafford County Economic Development Authority Revenue 4.00%, 6/15/2037	400,000	402,300
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	6,160,000	5,875,223
Series C-1ST SUB, Zero Coupon, 6/1/2047	1,735,000	161,286
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	920,010
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	521,000
Series C, 5.00%, 6/1/2047	1,000,000	1,031,170
Series SR, 5.50%, 1/1/2042	250,000	264,925
		14,332,111
WASHINGTON — 1.2%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	454,068
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	148,616
Security Description	Principal Amount	Value
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	$ 100,000	$ 107,704
Snohomish County, WA, Public Hospital District No. 3, General Obligation 3.00%, 12/1/2031	230,000	221,145
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	280,000	279,966
Washington State, Convention Center Public Facilities District Revenue 5.00%, 7/1/2058	1,000,000	1,093,230
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	97,382
7.50%, 1/1/2032 (b)	535,000	597,649
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	616,789
4.00%, 7/1/2042	200,000	196,704
Series A, 5.00%, 2/1/2041	350,000	360,423
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	107,220
5.00%, 1/1/2036 (b)	825,000	863,717
5.00%, 1/1/2046 (b)	500,000	517,990
5.00%, 7/1/2046 (b)	520,000	523,229
5.00%, 7/1/2051 (b)	1,250,000	1,253,875
Series A, 6.75%, 7/1/2035 (b)	640,000	679,968
Series A, 7.00%, 7/1/2045 (b)	345,000	366,373
		8,486,048
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	746,670
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	225,000	228,773
Ohio County, Development Authority Revenue 5.00%, 9/1/2040	275,000	274,260
Ohio, WV, Special District Excise Tax Revenue Series B, 4.00%, 3/1/2036	100,000	96,263
West Virginia State, Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	146,981
West Virginia State, Hospital Finance Authority Revenue:
5.00%, 6/1/2026	145,000	167,894
Series A, 5.00%, 9/1/2026	100,000	109,086

See accompanying notes to financial statements.
132

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Wheeling, WV, Waterworks & Sewerage System Revenue 5.00%, 6/1/2038	$ 250,000	$ 272,125
		2,042,052
WISCONSIN — 3.7%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	341,878
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	881,288
4.50%, 12/1/2042	180,000	174,604
5.00%, 9/1/2030 (b)	400,000	413,304
5.25%, 4/1/2030	775,000	810,921
5.25%, 3/1/2035 (b)	750,000	768,165
5.25%, 5/15/2052 (b)	1,300,000	1,335,334
5.88%, 4/1/2045	530,000	559,797
5.88%, 6/15/2047 (b)	800,000	743,304
6.25%, 10/1/2031 (b)	200,000	208,694
6.25%, 1/1/2038 (b)	500,000	517,010
6.38%, 1/1/2048 (b)	500,000	514,985
6.75%, 12/1/2042 (b)	3,000,000	3,350,760
7.00%, 12/1/2050 (b)	4,000,000	4,495,880
Series A, 5.00%, 6/15/2037 (b)	425,000	418,446
Series A, 5.00%, 6/15/2046 (b)	1,000,000	888,240
Series A, 5.13%, 10/1/2045	415,000	423,387
Series A, 5.13%, 6/15/2047 (b)	1,130,000	1,102,699
Series A, 5.13%, 6/1/2048 (b)	350,000	348,141
Series A, 5.38%, 7/15/2047 (b)	500,000	504,585
Series A, 6.00%, 7/15/2042	250,000	260,875
Series A, 6.20%, 10/1/2042	325,000	343,817
Series A, 6.50%, 9/1/2048	480,000	468,850
Series A-, 5.20%, 6/1/2037	1,000,000	953,250
Wisconsin Health & Educational Facilities Authority:
3.50%, 2/15/2046	445,000	400,180
Series B, 5.00%, 9/15/2037	590,000	601,322
Wisconsin Health & Educational Facilities Authority Revenue:
4.00%, 8/15/2038	160,000	163,104
5.00%, 8/1/2037	150,000	150,825
5.50%, 5/1/2034	350,000	364,374
3.50%, 7/1/2040	100,000	88,119
4.00%, 7/1/2046	335,000	330,595
Series A, 4.00%, 7/1/2048	425,000	395,739
Series A, 4.13%, 7/1/2053	595,000	554,129
Series B, 4.50%, 2/15/2040	200,000	206,806
Series B, 5.00%, 2/15/2042	150,000	159,777
Series B, 5.00%, 9/15/2045	1,000,000	1,015,100
		25,258,284
Security Description	Principal Amount	Value
WYOMING — 0.0% (f)
Laramie County, WY, Hospital Revenue 5.00%, 5/1/2042	$165,000	$ 174,497
TOTAL MUNICIPAL BONDS & NOTES (Cost $672,142,491)		675,567,813
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (g) (h) (Cost $8,007,751)	8,007,751	8,007,751
TOTAL INVESTMENTS — 98.7% (Cost $680,150,242)		683,575,564
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		8,711,807
NET ASSETS — 100.0%		$ 692,287,371
(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	2.0%
Assured Guaranty Municipal Corp.	1.0%
Ambac Financial Group	1.3%
Assured Guaranty Corp.	0.1%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.

See accompanying notes to financial statements.
133

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$675,567,813	$ 0(a)	$675,567,813
Short-Term Investment	8,007,751	—	—	8,007,751
TOTAL INVESTMENTS	$8,007,751	$675,567,813	$ 0	$683,575,564
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,960,612	$2,960,612	$60,171,475	$55,124,336	$—	$—	8,007,751	$8,007,751	$29,351	$—
See accompanying notes to financial statements.
134

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135

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$602,130,828	$42,196,578	$247,949,355
Investments in affiliated issuers, at value	710,097	226,303	35,937,925
Total Investments	602,840,925	42,422,881	283,887,280
Foreign currency, at value	—	—	—
Cash	—	3	—
Receivable for investments sold	11,176,574	5,426	1,421,272
Receivable for fund shares sold	5,937,961	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — affiliated issuers	988	249	41,540
Interest receivable — unaffiliated issuers	3,220,721	414,116	682,946
Securities lending income receivable — unaffiliated issuers	—	178	—
Securities lending income receivable — affiliated issuers	51	39	—
Receivable from Adviser	—	—	1,967
Receivable for foreign taxes recoverable	—	462	—
Other Receivable	49	—	—
TOTAL ASSETS	623,177,269	42,843,354	286,035,005
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	—	159,208	—
Payable for investments purchased	17,438,632	—	37,052,413
Payable for fund shares repurchased	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable	52,487	2,168	11,800
Trustees’ fees and expenses payable	1,909	6	47
TOTAL LIABILITIES	17,493,028	161,382	37,064,260
NET ASSETS	$605,684,241	$42,681,972	$248,970,745
NET ASSETS CONSIST OF:
Paid-in Capital	$617,672,504	$44,199,677	$264,885,425
Total distributable earnings (loss)**	(11,988,263)	(1,517,705)	(15,914,680)
NET ASSETS	$605,684,241	$42,681,972	$248,970,745
NET ASSET VALUE PER SHARE
Net asset value per share	$ 59.38	$ 30.49	$ 25.41
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,200,168	1,400,000	9,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$605,257,522	$43,188,023	$252,545,935
Investments in affiliated issuers	710,097	226,303	35,937,925
Total cost of investments	$605,967,619	$43,414,326	$288,483,860
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ —	$ 1,642,129	$ —
** Includes deferred foreign taxes	$ —	$ —	$ —
See accompanying notes to financial statements.
136

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

$276,992,246	$173,353,446	$4,195,618,284	$67,857,407	$ —	$601,694,412
—	6,519	46,146,314	1,676,901	143,511,469	1,368,029
276,992,246	173,359,965	4,241,764,598	69,534,308	143,511,469	603,062,441
244,662	1,100,842	—	—	—	5,885,468
—	3	230,585	19	—	204
15,674,826	239,452	15,280,183	—	—	24,554,177
—	—	—	—	—	—
—	—	—	—	—	24,534
1,075	64	34,527	581	276	4,636
2,152,196	2,064,165	18,153,463	931,465	—	9,211,755
—	—	9,162	80	(5,010)	—
—	—	4,967	578	70,159	—
—	—	—	6,006	53,051	—
104,070	719	20,950	1,419	—	70,413
6,389	—	—	—	—	32,827
295,175,464	176,765,210	4,275,498,435	70,474,456	143,629,945	642,846,455

1,263	—	—	—	—	—
—	—	24,693,023	1,503,250	35,160,915	—
—	—	2,164,389	—	—	26,668,935
—	—	15,202,768	—	39	—
—	—	—	—	—	194,777
54	—	—	—	—	28,133
88,059	76,042	557,681	23,551	62,413	204,186
542	714	1,203	122	198	901
89,918	76,756	42,619,064	1,526,923	35,223,565	27,096,932
$295,085,546	$176,688,454	$4,232,879,371	$68,947,533	$108,406,380	$615,749,523

$302,208,966	$192,483,487	$4,269,023,727	$72,874,100	$128,672,360	$686,223,893
(7,123,420)	(15,795,033)	(36,144,356)	(3,926,567)	(20,265,980)	(70,474,370)
$295,085,546	$176,688,454	$4,232,879,371	$68,947,533	$108,406,380	$615,749,523

$ 30.74	$ 32.72	$ 30.41	$ 24.62	$ 22.24	$ 26.43
9,600,000	5,400,000	139,200,000	2,800,000	4,875,000	23,300,000

$282,380,167	$186,867,266	$4,228,372,760	$71,107,286	$ 3,000,000	$644,103,942
—	6,519	46,146,314	1,676,901	143,060,170	1,368,029
$282,380,167	$186,873,785	$4,274,519,074	$72,784,187	$146,060,170	$645,471,971
$ 243,814	$ 1,076,328	$ —	$ —	$ —	$ 5,867,648
$ —	$ —	$ 83,608,761	$ 1,978,373	$ 34,536,539	$ —
$ 54	$ —	$ —	$ —	$ —	$ 28,133
137

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

SPDR Nuveen S&P High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$675,567,813
Investments in affiliated issuers, at value	8,007,751
Total Investments	683,575,564
Cash	228,019
Receivable for fund shares sold	5,582,323
Dividends receivable — affiliated issuers	6,571
Interest receivable — unaffiliated issuers	7,897,340
Receivable from Adviser	345
Other Receivable	2,327
TOTAL ASSETS	697,292,489
LIABILITIES
Payable for investments purchased	4,806,529
Advisory fee payable	197,008
Trustees’ fees and expenses payable	1,581
TOTAL LIABILITIES	5,005,118
NET ASSETS	$692,287,371
NET ASSETS CONSIST OF:
Paid-in Capital	$710,341,928
Total distributable earnings (loss)	(18,054,557)
NET ASSETS	$692,287,371
NET ASSET VALUE PER SHARE
Net asset value per share	$ 55.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$672,142,491
Investments in affiliated issuers	8,007,751
Total cost of investments	$680,150,242
See accompanying notes to financial statements.
138

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139

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Corporate Bond ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 7,152,992	$ 740,536	$3,071,677
Dividend income — unaffiliated issuers	—	—	158,679
Dividend income — affiliated issuers	9,763	2,185	797
Unaffiliated securities lending income	—	730	—
Affiliated securities lending income	1,082	230	—
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	7,163,837	743,681	3,231,153
EXPENSES
Advisory fee	299,733	12,860	65,669
Trustees’ fees and expenses	4,914	432	4,051
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	304,647	13,292	69,720
Expenses waived/reimbursed by the Adviser	—	—	(10,945)
NET EXPENSES	304,647	13,292	58,775
NET INVESTMENT INCOME (LOSS)	$ 6,859,190	$ 730,389	$3,172,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,760,433)	(39,700)	(832,851)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	275,815	—	—
In-kind redemptions — affiliated issuers	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	(1,484,618)	(39,700)	(832,851)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	10,194,426	(628,194)	2,444,128
Investments — affiliated issuers	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Net change in unrealized appreciation/depreciation	10,194,426	(628,194)	2,444,128
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,709,808	(667,894)	1,611,277
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,568,998	$ 62,495	$4,783,655
* Includes foreign capital gain taxes	$ —	$ —	$ —
** **Includes foreign deferred taxes	$ —	$ —	$ —
See accompanying notes to financial statements.
140

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR ICE BofAML Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

1,163,243	$ 1,352,785	$ 58,269,090	$ 1,587,995	$ 922	$ 16,924,340
—	—	25,833	—	—	—
6,666	358	144,572	4,355	3,606,256	30,704
—	—	32,616	388	—	—
—	325	23,186	4,190	199,269	—
(11,755)	—	(4,864)	—	—	(498,198)
1,158,154	1,353,468	58,490,433	1,596,928	3,806,447	16,456,846

499,912	493,947	3,076,168	137,546	63,239	1,112,715
2,187	2,358	25,298	525	1,291	5,543
4,787	1,101	—	—	—	—
506,886	497,406	3,101,466	138,071	64,530	1,118,258
—	—	—	(34,911)	—	—
506,886	497,406	3,101,466	103,160	64,530	1,118,258
$ 651,268	$ 856,062	$ 55,388,967	$ 1,493,768	$ 3,741,917	$ 15,338,588

(1,693,432)	(1,938,809)	(141,177)	(95,188)	(217,266)	(12,265,992)
—	—	—	—	(7,417,520)	—
1,103,408	(1,358,976)	(3,876,454)	—	—	—
—	—	—	—	(504,153)	—
—	—	—	—	—	(42,886)
(178,497)	(254,213)	—	—	—	(3,024,253)
(768,521)	(3,551,998)	(4,017,631)	(95,188)	(8,138,939)	(15,333,131)

(2,462,544)	(3,399,772)	(35,597,706)	(1,628,240)	(3,000,000)	2,599,274
—	—	—	—	2,447,862	—
—	—	—	—	—	(119,536)
65,288	64,125	—	—	—	725,853
(2,397,256)	(3,335,647)	(35,597,706)	(1,628,240)	(552,138)	3,205,591
(3,165,777)	(6,887,645)	(39,615,337)	(1,723,428)	(8,691,077)	(12,127,540)
$(2,514,509)	$(6,031,583)	$ 15,773,630	$ (229,660)	$(4,949,160)	$ 3,211,048
$ —	$ —	$ —	$ —	$ —	$ 5,453
$ (54)	$ —	$ —	$ —	$ —	$ (28,133)
141

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

SPDR Nuveen S&P High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$12,430,167
Dividend income — affiliated issuers	29,351
TOTAL INVESTMENT INCOME (LOSS)	12,459,518
EXPENSES
Advisory fee	1,128,412
Trustees’ fees and expenses	3,623
TOTAL EXPENSES	1,132,035
Expenses waived/reimbursed by the Adviser	(48,325)
NET EXPENSES	1,083,710
NET INVESTMENT INCOME (LOSS)	$11,375,808
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(49,686)
In-kind redemptions — unaffiliated issuers	(87,185)
Net realized gain (loss)	(136,871)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,751,251)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,888,122)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,487,686
See accompanying notes to financial statements.
142

[This Page Intentionally Left Blank]
143

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF		SPDR Bloomberg Barclays Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,859,190	$ 10,721,256	$ 730,389	$ 688,673
Net realized gain (loss)	(1,484,618)	(8,170,113)	(39,700)	86,210
Net change in unrealized appreciation/depreciation	10,194,426	(8,765,034)	(628,194)	(788,007)
Net increase (decrease) in net assets resulting from operations	15,568,998	(6,213,891)	62,495	(13,124)
Net equalization credits and charges	74,472	185,045	79,995	(8,460)
Distributions to shareholders (Note 13)	(7,990,434)	(10,352,809)	(854,654)	(712,470)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	87,485,757	352,506,757	27,975,376	—
Cost of shares redeemed	(70,520,158)	(199,099,146)	—	(12,807,828)
Net income equalization	(74,472)	(185,045)	(79,995)	8,460
Other Capital	100	441	3,229	—
Net increase (decrease) in net assets from beneficial interest transactions	16,891,227	153,223,007	27,898,610	(12,799,368)
Net increase (decrease) in net assets during the period	24,544,263	136,841,352	27,186,446	(13,533,422)
Net assets at beginning of period	581,139,978	444,298,626	15,495,526	29,028,948
NET ASSETS AT END OF PERIOD	$605,684,241	$ 581,139,978	$42,681,972	$ 15,495,526
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,500,000	5,900,000	900,000	—
Shares redeemed	(1,200,000)	(3,400,000)	—	(400,000)
Net increase (decrease) from share transactions	300,000	2,500,000	900,000	(400,000)
See accompanying notes to financial statements.
144

SPDR Bloomberg Barclays Mortgage Backed Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 3,172,378	$ 5,396,580	$ 651,268	$ 19,851
(832,851)	(1,064,428)	(768,521)	4,811,075
2,444,128	(4,766,922)	(2,397,256)	(6,299,227)
4,783,655	(434,770)	(2,514,509)	(1,468,301)
(8,211)	(11,691)	—	—
(4,418,890)	(6,939,329)	(3,097,042)	(1,031,535)

65,290,541	92,594,629	46,413,262	154,622,149
(45,599,923)	(82,368,995)	(78,326,483)	(16,395,326)
8,211	11,691	—	—
55,445	75,283	27,825	75,224
19,754,274	10,312,608	(31,885,396)	138,302,047
20,110,828	2,926,818	(37,496,947)	135,802,211
228,859,917	225,933,099	332,582,493	196,780,282
$248,970,745	$228,859,917	$295,085,546	$332,582,493

2,600,000	3,600,000	1,500,000	4,800,000
(1,800,000)	(3,200,000)	(2,500,000)	(500,000)
800,000	400,000	(1,000,000)	4,300,000
145

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays International Corporate Bond ETF		SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 856,062	$ 1,694,152	$ 55,388,967	$ 39,291,037
Net realized gain (loss)	(3,551,998)	162,213	(4,017,631)	449,073
Net change in unrealized appreciation/depreciation	(3,335,647)	(7,029,716)	(35,597,706)	(1,602,840)
Net increase (decrease) in net assets resulting from operations	(6,031,583)	(5,173,351)	15,773,630	38,137,270
Net equalization credits and charges	—	—	1,184,484	1,201,980
Distributions to shareholders (Note 13)	(821,263)	(1,438,548)	(63,911,691)	(34,701,857)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	216,648,412	1,623,017,458	2,238,319,560
Cost of shares redeemed	(46,744,349)	(129,338,137)	(772,126,617)	(42,969,119)
Net income equalization	—	—	(1,184,484)	(1,201,980)
Other Capital	—	301,330	70,387	456,963
Net increase (decrease) in net assets from beneficial interest transactions	(46,744,349)	87,611,605	849,776,744	2,194,605,424
Net increase (decrease) in net assets during the period	(53,597,195)	80,999,706	802,823,167	2,199,242,817
Net assets at beginning of period	230,285,649	149,285,943	3,430,056,204	1,230,813,387
NET ASSETS AT END OF PERIOD	$176,688,454	$ 230,285,649	$4,232,879,371	$3,430,056,204
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	6,100,000	52,900,000	72,900,000
Shares redeemed	(1,400,000)	(3,800,000)	(25,300,000)	(1,400,000)
Net increase (decrease) from share transactions	(1,400,000)	2,300,000	27,600,000	71,500,000
See accompanying notes to financial statements.
146

SPDR ICE BofAML Crossover Corporate Bond ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18

$ 1,493,768	$ 2,349,330	$ 3,741,917	$ 4,387,200
(95,188)	69,341	(8,138,939)	(9,059,764)
(1,628,240)	(2,990,133)	(552,138)	(2,939,017)
(229,660)	(571,462)	(4,949,160)	(7,611,581)
14,731	(66,099)	(2,398)	(108,017)
(1,764,742)	(2,227,227)	(3,781,634)	(4,469,909)

5,072,921	28,872,229	2,326,134	131,777,587
—	(5,170,108)	(33,878,585)	(28,494,388)
(14,731)	66,099	2,398	108,017
385	975	—	—
5,058,575	23,769,195	(31,550,053)	103,391,216
3,078,904	20,904,407	(40,283,245)	91,201,709
65,868,629	44,964,222	148,689,625	57,487,916
$68,947,533	$65,868,629	$108,406,380	$148,689,625

200,000	1,100,000	100,000	5,200,000
—	(200,000)	(1,500,000)	(1,175,000)
200,000	900,000	(1,400,000)	4,025,000
147

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,338,588	$ 20,936,393	$ 11,375,808	$ 22,214,031
Net realized gain (loss)	(15,333,131)	(23,592,695)	(136,871)	(16,833,944)
Net change in unrealized appreciation/depreciation	3,205,591	(44,635,550)	(3,751,251)	6,122,861
Net increase (decrease) in net assets resulting from operations	3,211,048	(47,291,852)	7,487,686	11,502,948
Net equalization credits and charges	—	—	281,214	(64,650)
Distributions to shareholders (Note 13)	(15,507,832)	(7,011,920)	(13,432,750)	(20,558,373)
Return of capital	—	(10,442,593)	—	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	107,860,695	717,051,774	177,884,669	119,462,426
Cost of shares redeemed	—	(263,705,608)	(11,230,082)	(185,764,143)
Net income equalization	—	—	(281,214)	64,650
Other Capital	252,257	896,040	36,064	20,970
Net increase (decrease) in net assets from beneficial interest transactions	108,112,952	454,242,206	166,409,437	(66,216,097)
Net increase (decrease) in net assets during the period	95,816,168	389,495,841	160,745,587	(75,336,172)
Net assets at beginning of period	519,933,355	130,437,514	531,541,784	606,877,956
NET ASSETS AT END OF PERIOD	$615,749,523	$ 519,933,355	$692,287,371	$ 531,541,784
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,100,000	24,200,000	3,200,000	2,100,000
Shares redeemed	—	(9,500,000)	(200,000)	(3,300,000)
Net increase (decrease) from share transactions	4,100,000	14,700,000	3,000,000	(1,200,000)
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 58.70	$ 60.04	$ 61.66	$ 60.06	$ 59.72	$ 59.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	0.98	0.76	0.75	0.68	0.69
Net realized and unrealized gain (loss) (b)	0.78	(1.40)	(1.63)	1.58	0.31	0.14
Total from investment operations	1.45	(0.42)	(0.87)	2.33	0.99	0.83
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	0.01	0.02	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.78)	(0.94)	(0.75)	(0.74)	(0.67)	(0.71)
Net realized gains	—	—	—	—	—	(0.05)
Total distributions	(0.78)	(0.94)	(0.75)	(0.74)	(0.67)	(0.76)
Net asset value, end of period	$ 59.38	$ 58.70	$ 60.04	$ 61.66	$ 60.06	$ 59.72
Total return (d)	2.52%	(0.67)%	(1.42)%	3.92%	1.69%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$605,684	$581,140	$444,299	$437,789	$294,311	$167,232
Ratios to average net assets:
Total expenses	0.10%(e)	0.10%	0.10%	0.10%	0.12%	0.14%
Net investment income (loss)	2.29%(e)	1.65%	1.26%	1.24%	1.13%	1.16%
Portfolio turnover rate (f)	13%(g)	61%	25%	33%	27%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 30.99	$ 32.25	$ 32.57	$ 31.53	$ 32.28	$ 31.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	1.03	0.99	0.97	0.96	1.08
Net realized and unrealized gain (loss) (b)	(0.48)	(1.25)	(0.33)	1.04	(0.88)	1.11
Total from investment operations	0.11	(0.22)	0.66	2.01	0.08	2.19
Net equalization credits and charges (a)	0.06	(0.01)	0.01	0.00(c)	0.01	0.00(c)
Other capital (a)	0.00(c)	—	0.00(c)	0.00(c)	0.14	0.03
Distributions to shareholders from:
Net investment income	(0.67)	(1.03)	(0.99)	(0.97)	(0.98)	(1.08)
Net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.67)	(1.03)	(0.99)	(0.97)	(0.98)	(1.16)
Net asset value, end of period	$ 30.49	$ 30.99	$ 32.25	$ 32.57	$ 31.53	$ 32.28
Total return (d)	0.54%	(0.76)%	2.11%	6.56%	0.67%	7.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,682	$15,496	$29,029	$26,060	$25,220	$32,285
Ratios to average net assets:
Total expenses	0.07%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	3.78%(e)	3.23%	3.09%	3.09%	2.98%	3.42%
Portfolio turnover rate (f)	11%(g)	41%	36%	20%	8%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 25.43	$ 26.27	$ 27.18	$ 26.93	$ 27.41	$ 26.61
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.64	0.54	0.82	0.79	0.53
Net realized and unrealized gain (loss) (b)	0.11	(0.67)	(0.68)	0.23	(0.22)	0.69
Total from investment operations	0.48	(0.03)	(0.14)	1.05	0.57	1.22
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.01	0.02	(0.01)	0.01
Other capital (a)	0.01	0.01	0.01	0.01	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.51)	(0.82)	(0.79)	(0.79)	(0.77)	(0.44)
Net realized gains	—	—	—	—	(0.27)	(0.01)
Return of Capital	—	—	—	(0.04)	—	—
Total distributions	(0.51)	(0.82)	(0.79)	(0.83)	(1.04)	(0.45)
Net asset value, end of period	$ 25.41	$ 25.43	$ 26.27	$ 27.18	$ 26.93	$ 27.41
Total return (d)	1.95%	(0.07)%	(0.44)%	4.08%	2.03%	4.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$248,971	$228,860	$225,933	$225,585	$150,787	$126,085
Ratios to average net assets:
Total expenses	0.06%(e)	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.05%(e)	0.18%	0.18%	0.16%	0.20%	0.20%
Net investment income (loss)	2.90%(e)	2.47%	2.03%	3.05%	2.88%	1.96%
Portfolio turnover rate (f)	109%(g)	175%	323%	356%	221%	379%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 31.38	$ 31.23	$ 31.48	$ 30.71	$ 36.48	$ 34.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.00(b)	0.03	0.17	0.19	0.30
Net realized and unrealized gain (loss) (c)	(0.39)	0.28	(0.42)	0.59	(5.91)	1.53
Total from investment operations	(0.32)	0.28	(0.39)	0.76	(5.72)	1.83
Net equalization credits and charges (a)	—	—	—	—	(0.01)	—
Voluntary contribution from Adviser	—	—	0.18	—	—	—
Other capital (a)	0.00(b)	0.01	0.00(b)	0.03	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.32)	(0.14)	—	—	(0.01)	0.00(b)
Net realized gains	—	—	(0.04)	(0.02)	(0.05)	(0.03)
Total distributions	(0.32)	(0.14)	(0.04)	(0.02)	(0.06)	(0.03)
Net asset value, end of period	$ 30.74	$ 31.38	$ 31.23	$ 31.48	$ 30.71	$ 36.48
Total return (d)	(1.00)%	0.90%	(0.66)%(e)	2.56%	(15.67)%	5.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$295,086	$332,582	$196,749	$182,560	$199,591	$273,606
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.46%(f)	0.01%	0.11%	0.55%	0.59%	0.84%
Portfolio turnover rate (g)	28%(h)	63%	74%	85%	83%	83%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 33.87	$ 33.17	$ 32.44	$ 31.34	$ 37.68	$ 34.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.25	0.42	0.57	0.49	0.64
Net realized and unrealized gain (loss) (b)	(1.16)	0.63	0.30	0.53	(6.50)	3.44
Total from investment operations	(1.01)	0.88	0.72	1.10	(6.01)	4.08
Other capital (a)	—	0.04	0.01	(0.00)(c)	0.01	0.05
Distributions to shareholders from:
Net investment income	(0.14)	(0.22)	—	(0.00)(c)	(0.33)	(0.60)
Net realized gains	—	—	(0.00)(c)	—	(0.01)	(0.02)
Total distributions	(0.14)	(0.22)	(0.00)(c)	(0.00)(c)	(0.34)	(0.62)
Net asset value, end of period	$ 32.72	$ 33.87	$ 33.17	$ 32.44	$ 31.34	$ 37.68
Total return (d)	(2.98)%	2.71%	2.26%	3.54%	(16.02)%	12.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$176,688	$230,286	$149,286	$139,508	$191,155	$316,502
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.50%	0.54%	0.55%
Net investment income (loss)	0.87%(e)	0.72%	1.30%	1.80%	1.43%	1.77%
Portfolio turnover rate (f)	4%(g)	23%	14%	19%	28%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 30.74	$ 30.69	$ 30.48	$ 30.55	$ 30.63	$ 30.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.63	0.41	0.25	0.17	0.16
Net realized and unrealized gain (loss) (b)	(0.28)	(0.04)	0.16	(0.10)	(0.08)	0.14
Total from investment operations	0.14	0.59	0.57	0.15	0.09	0.30
Net equalization credits and charges (a)	0.01	0.02	0.01	0.00(c)	0.00(c)	0.01
Other capital (a)	0.00(c)	0.01	0.01	0.02	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.48)	(0.57)	(0.38)	(0.24)	(0.17)	(0.16)
Net realized gains	—	—	—	—	(0.00)(c)	(0.00)(c)
Total distributions	(0.48)	(0.57)	(0.38)	(0.24)	(0.17)	(0.16)
Net asset value, end of period	$ 30.41	$ 30.74	$ 30.69	$ 30.48	$ 30.55	$ 30.63
Total return (d)	0.51%	2.01%	1.98%	0.55%	0.29%	1.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,232,879	$3,430,056	$1,230,813	$563,854	$387,936	$385,915
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.70%(e)	2.06%	1.33%	0.83%	0.56%	0.51%
Portfolio turnover rate (f)	8%(g)	16%	23%	28%	21%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE BofAML Crossover Corporate Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 25.33	$ 26.45	$ 25.93	$ 25.68	$ 26.58	$ 25.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	1.08	1.11	1.07	1.02	1.03
Net realized and unrealized gain (loss) (b)	(0.62)	(1.09)	0.52	0.28	(0.97)	1.35
Total from investment operations	(0.07)	(0.01)	1.63	1.35	0.05	2.38
Net equalization credits and charges (a)	0.01	(0.03)	0.00(c)	(0.01)	(0.02)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.07	0.02
Distributions to shareholders from:
Net investment income	(0.65)	(1.08)	(1.11)	(1.09)	(0.98)	(1.03)
Net realized gains	—	—	—	—	(0.02)	(0.09)
Total distributions	(0.65)	(1.08)	(1.11)	(1.09)	(1.00)	(1.12)
Net asset value, end of period	$ 24.62	$ 25.33	$ 26.45	$ 25.93	$ 25.68	$ 26.58
Total return (d)	(0.26)%	(0.19)%	6.42%	5.39%	0.42%	9.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$68,948	$65,869	$44,964	$36,296	$43,664	$29,235
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.34%(e)	4.15%	4.25%	4.27%	3.88%	4.00%
Portfolio turnover rate (f)	8%(g)	29%	24%	36%	16%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/2/16* - 6/30/16
Net asset value, beginning of period	$ 23.70	$ 25.55	$ 25.71	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.92	0.90	0.05
Net realized and unrealized gain (loss) (b)	(1.45)	(1.68)	(0.35)	0.56
Total from investment operations	(0.83)	(0.76)	0.55	0.61
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	0.07	0.10
Voluntary contribution from Adviser	—	—	0.11	—
Distributions to shareholders from:
Net investment income	(0.63)	(1.07)	(0.89)	—
Net asset value, end of period	$ 22.24	$ 23.70	$ 25.55	$ 25.71
Total return (d)	(3.53)%	(3.26)%	2.98%(e)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$108,406	$148,690	$57,488	$15,428
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.60%(f)
Net expenses	0.09%(f)	0.15%	0.25%	0.21%(f)
Net investment income (loss)	5.33%(f)	3.66%	3.55%	2.23%(f)
Portfolio turnover rate (g)	95%(h)	189%	71%	3%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 27.08	$ 28.99	$ 27.74	$ 27.08	$ 31.25	$ 29.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.41	1.38	1.47	1.43	1.51
Net realized and unrealized gain (loss) (b)	(0.65)	(2.28)	(0.18)	(0.90)	(5.64)	0.47
Total from investment operations	0.08	(0.87)	1.20	0.57	(4.21)	1.98
Other capital (a)	0.01	0.06	0.05	0.09	0.04	0.09
Distributions to shareholders from:
Net investment income	(0.74)	(0.67)	—	—	—	(0.56)
Return of Capital	—	(0.43)	—	—	—	—
Total distributions	(0.74)	(1.10)	—	—	—	(0.56)
Net asset value, end of period	$ 26.43	$ 27.08	$ 28.99	$ 27.74	$ 27.08	$ 31.25
Total return (c)	0.38%	(3.03)%	4.49%	2.44%	(13.35)%	6.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$615,750	$519,933	$130,438	$205,272	$97,487	$100,014
Ratios to average net assets:
Total expenses	0.40%(d)	0.41%	0.47%	0.50%	0.500%	0.50%
Net expenses	0.40%(d)	0.41%	0.46%	0.50%	0.50%	0.50%
Net investment income (loss)	5.51%(d)	4.81%	4.95%	5.67%	4.94%	5.06%
Portfolio turnover rate (e)	23%(f)	83%	42%	44%	35%	69%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 56.55	$ 57.25	$ 59.80	$ 56.21	$ 56.28	$ 54.67
Income (loss) from investment operations:
Net investment income (loss) (a)	1.14	2.29	2.20	2.56	2.62	2.72
Net realized and unrealized gain (loss) (b)	(0.56)	(0.87)	(2.62)	3.53	(0.17)	1.47
Total from investment operations	0.58	1.42	(0.42)	6.09	2.45	4.19
Net equalization credits and charges (a)	0.03	(0.01)	0.01	0.04	0.03	0.05
Other capital (a)	0.00(c)	0.00(c)	0.03	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.33)	(2.11)	(2.17)	(2.55)	(2.56)	(2.64)
Total distributions	(1.33)	(2.11)	(2.17)	(2.55)	(2.56)	(2.64)
Net asset value, end of period	$ 55.83	$ 56.55	$ 57.25	$ 59.80	$ 56.21	$ 56.28
Total return (d)	1.10%	2.53%	(0.60)%	11.23%	4.47%	8.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$692,287	$531,542	$606,878	$490,343	$382,259	$275,752
Ratios to average net assets:
Total expenses	0.40%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.38%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.03%(e)	4.06%	3.82%	4.48%	4.58%	5.08%
Portfolio turnover rate (f)	11%(g)	19%	11%	23%	38%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Crossover Corporate Bond ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
159

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
160

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Bloomberg Barclays Intermediate Term Treasury ETF
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Crossover Corporate Bond ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
161

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended December 31, 2018, the following Fund entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$24,534	$—	$—	$—	$24,534
(a)	Unrealized appreciation on forward foreign currency exchange contracts.
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts(a)	$—	$(194,777)	$—	$—	$—	$(194,777)
(a)	Unrealized depreciation on forward foreign currency exchange contracts.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(42,886)	$—	$—	$—	$(42,886)

162

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(119,536)	$—	$—	$—	$(119,536)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2018:
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
JP Morgan Chase Bank, N.A.	$ 7,937	$ (7,937)	$—	$—
Standard Chartered Bank	16,597	(16,597)	—	—
	$24,534	$(24,534)	$—	$—
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Citibank N.A.	$ (75,950)	$ —	$—	$ (75,950)
JP Morgan Chase Bank, N.A.	(95,727)	7,937	—	(87,790)
Standard Chartered Bank	(16,942)	16,597	—	(345)
Westpac Banking Corp.	(6,158)	—	—	(6,158)
	$(194,777)	$24,534	$—	$(170,243)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
163

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10%
SPDR Bloomberg Barclays Corporate Bond ETF	0.06 (1)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.06
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15
SPDR ICE BofAML Crossover Corporate Bond ETF	0.40 (2)
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60 (3)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.40
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.35 (4)
(1)	Effective July 31, 2018, SSGA FM has agreed to reduce the management fee from 0.16% to 0.06% of the Fund's average daily net assets.
(2)	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2019.
(3)	The unitary fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies.
(4)	Effective September 4, 2018, SSGA FM has agreed to reduce the management fee from 0.50% to 0.35% of the Fund's average daily net assets.
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Dorsey Wright Fixed Income Allocation ETF, until October 31, 2019.
Nuveen Asset Management receives fees from the Advisor for its services as the sub-adviser to the SPDR Nuveen S&P High Yield Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
State Street Global Advisors Limited receives fees from the Advisor for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
164

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 77,140,953	$ 77,404,688	$ —	$ —
SPDR Bloomberg Barclays Corporate Bond ETF	—	—	4,770,521	4,129,803
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	259,712,496	240,476,958	—	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	79,962,868	107,913,211
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	8,020,971	21,843,846
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	305,513,541	348,610,234
SPDR ICE BofAML Crossover Corporate Bond ETF	—	—	5,769,116	5,492,772
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	130,494,975	162,162,456
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	217,735,406	126,297,362
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	68,530,489	63,164,971
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 86,946,849	$ 70,078,982	$ 275,815
SPDR Bloomberg Barclays Corporate Bond ETF	27,129,017	—	—
165

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	$ 41,314,353	$ 60,083,693	$ 1,103,408
SPDR Bloomberg Barclays International Corporate Bond ETF	—	32,550,318	(1,358,976)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,550,622,056	766,430,567	(3,876,454)
SPDR ICE BofAML Crossover Corporate Bond ETF	4,853,224	—	—
SPDR Dorsey Wright Fixed Income Allocation ETF	2,326,113	33,875,969	(504,153)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	16,021,800	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	164,102,642	11,187,324	(87,185)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 605,967,619	$ 2,571,713	$ 5,698,407	$ (3,126,694)
SPDR Bloomberg Barclays Corporate Bond ETF	43,414,334	76,884	1,068,337	(991,453)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	288,511,847	708,465	5,333,032	(4,624,567)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	282,474,912	1,252,626	6,735,292	(5,482,666)
SPDR Bloomberg Barclays International Corporate Bond ETF	186,902,630	271,418	13,814,083	(13,542,665)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	4,274,519,074	385,954	33,140,430	(32,754,476)
SPDR ICE BofAML Crossover Corporate Bond ETF	76,717,926	(3,783,626)	3,399,992	(7,183,618)
166

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dorsey Wright Fixed Income Allocation ETF	$ 146,273,399	$ 493,939	$ 3,255,869	$ (2,761,930)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	645,471,971	4,883,170	47,462,943	(42,579,773)
SPDR Nuveen S&P High Yield Municipal Bond ETF	678,645,643	14,944,799	10,014,878	4,929,921
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Bloomberg Barclays Corporate Bond ETF	$ 1,642,129	$ 159,208	$ 1,512,175	$ 1,671,383
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	83,608,761	24,693,023	60,733,670	85,426,693
SPDR ICE BofAML Crossover Corporate Bond ETF	1,978,373	1,503,250	515,025	2,018,275
SPDR Dorsey Wright Fixed Income Allocation ETF	34,536,539	35,160,915	155,550	35,316,465
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
167

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Corporate Bond ETF	Corporate Bonds & Notes	$ 159,208	$—	$—	$—	$ 159,208	$ 159,208

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	8,186,900	—	—	—	8,186,900	8,186,900
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Foreign Government Obligations	16,506,123	—	—	—	16,506,123	16,506,123
SPDR ICE BofAML Crossover Corporate Bond ETF	Corporate Bonds & Notes	1,503,250	—	—	—	1,503,250	1,503,250
SPDR Dorsey Wright Fixed Income Allocation ETF	Mutual Funds and Exchange Traded Products	35,160,915	—	—	—	35,160,915	35,160,915
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser.. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The following Funds participate in the credit facility as of December 31, 2018:
SPDR Bloomberg Barclays Corporate Bond ETF
SPDR Bloomberg Barclays Mortgage Backed Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR ICE BofAML Crossover Corporate Bond ETF
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
The Funds had no outstanding loans as of December 31, 2018.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
13.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	$ 10,352,809	$ —	$ 10,352,809	$ 613,464
SPDR Bloomberg Barclays Corporate Bond ETF	712,470	—	712,470	6,635
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	6,939,329	—	6,939,329	75,551
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,031,535	—	1,031,535	2,548,799
SPDR Bloomberg Barclays International Corporate Bond ETF	1,438,548	—	1,438,548	(40,279)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	34,701,857	—	34,701,857	5,687,848
SPDR ICE BofAML Crossover Corporate Bond ETF	2,227,227	—	2,227,227	271,698
SPDR Dorsey Wright Fixed Income Allocation ETF	4,469,909	—	4,469,909	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	7,011,920	10,442,593	17,454,513	(2,298,410)
SPDR Nuveen S&P High Yield Municipal Bond ETF	20,558,373	—	20,558,373	3,740,264
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
169

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
170

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OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10%	$1,025.20	$0.51	$1,024.70	$0.51
SPDR Bloomberg Barclays Corporate Bond ETF	0.07	1,005.40	0.35	1,024.90	0.36
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.05	1,019.50	0.25	1,025.00	0.26
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	990.00	1.76	1,023.40	1.79
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	970.20	2.48	1,022.70	2.55
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,005.10	0.76	1,024.40	0.77
SPDR ICE BofAML Crossover Corporate Bond ETF	0.30	997.40	1.51	1,023.70	1.53
SPDR Dorsey Wright Fixed Income Allocation ETF	0.09	964.70	0.45	1,024.80	0.46
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.40	1,003.80	2.02	1,023.20	2.04
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.38	1,011.00	1.93	1,023.30	1.94
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
171

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
“ICE Data” and “the ICE BofAML US Diversified Crossover Corporate Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Dorsey Wright Disclaimer: Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by DorseyWright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not DorseyWright or SSGA.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRLEGACYFISAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays TIPS ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	5.0%
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	4.5
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	4.4
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	4.2
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	4.2
TOTAL	22.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
U.S. Treasury Bill 2.18% 1/3/2019	11.2%
U.S. Treasury Bill 2.31% 1/31/2019	11.2
U.S. Treasury Bill 2.28% 2/28/2019	10.8
U.S. Treasury Bill 2.22% 1/10/2019	9.2
U.S. Treasury Bill 2.14% 1/17/2019	9.2
TOTAL	51.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	100.0%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Denmark Government Bond 4.50% 11/15/2039	0.5%
Government of Japan 10 Year Bond 0.10% 3/20/2028	0.4
Indonesia Treasury Bond 6.13% 5/15/2028	0.4
Belgium Government Bond 5.00% 3/28/2035	0.4
Kingdom of Netherlands 3.75% 1/15/2042	0.4
TOTAL	2.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Foreign Government Obligations	98.1%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.8
TOTAL	100.0%
Top Ten Countries as of December 31, 2018

Description	% of Total Investments
Japan	22.9%
France	5.9
United Kingdom	5.8
Italy	5.3
Netherlands	4.6
Spain	4.6
Belgium	4.6
Australia	4.6
Germany	4.6
South Korea	4.6
TOTAL	67.5%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	4.0%
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.6
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	3.5
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	3.4
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	3.4
TOTAL	17.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2050	1.8%
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2022	1.5
French Republic Government Bond OAT 1.85% 7/25/2027	1.5
United Kingdom Gilt Inflation Linked 1.25% 11/22/2055	1.3
Spain Government Inflation Linked Bond 1.80% 11/30/2024	1.2
TOTAL	7.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Foreign Government Obligations	99.3%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2018

Description	% of Total Investments
United Kingdom	23.0%
France	12.0
Brazil	10.3
Mexico	4.9
Italy	4.8
Japan	4.7
Spain	4.6
Germany	4.6
Israel	4.6
Canada	4.5
TOTAL	78.0%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 5,436,508	$ 5,778,064
2.00%, 1/15/2026	7,340,319	7,838,103
2.38%, 1/15/2025	10,819,689	11,702,805
2.38%, 1/15/2027	5,952,985	6,576,912
3.63%, 4/15/2028	7,557,669	9,287,555
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	15,490,738	15,145,160
0.13%, 4/15/2021	13,816,951	13,442,348
0.13%, 1/15/2022	13,285,894	12,901,767
0.13%, 4/15/2022	13,310,020	12,882,563
0.13%, 7/15/2022	12,986,614	12,620,881
0.13%, 1/15/2023	12,937,875	12,504,859
0.13%, 7/15/2024	12,578,678	12,073,466
0.13%, 7/15/2026	11,195,340	10,518,587
0.25%, 1/15/2025	12,608,490	12,079,442
0.38%, 7/15/2023	12,832,965	12,556,909
0.38%, 7/15/2025	12,593,783	12,152,777
0.38%, 1/15/2027	11,602,331	11,030,901
0.38%, 7/15/2027	10,992,895	10,452,620
0.50%, 1/15/2028	11,464,057	10,947,651
0.63%, 7/15/2021	11,583,687	11,460,713
0.63%, 4/15/2023	13,790,957	13,577,083
0.63%, 1/15/2024	12,799,189	12,607,165
0.63%, 1/15/2026	13,005,407	12,676,514
0.75%, 7/15/2028	10,641,464	10,424,806
1.13%, 1/15/2021	12,212,708	12,163,015
1.25%, 7/15/2020	10,815,246	10,795,369
1.38%, 1/15/2020	6,355,707	6,316,699
TOTAL U.S. TREASURY OBLIGATIONS (Cost $309,635,267)		302,514,734

See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $84,714)	84,714	$ 84,714
TOTAL INVESTMENTS — 99.7% (Cost $309,719,981)		302,599,448
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		849,578
NET ASSETS — 100.0%		$ 303,449,026
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$302,514,734	$—	$302,514,734
Short-Term Investment	84,714	—	—	84,714
TOTAL INVESTMENTS	$84,714	$302,514,734	$—	$302,599,448
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,850	$65,850	$ 6,247,791	$ 6,228,927	$—	$—	84,714	$84,714	$2,824
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,547,240	4,547,240	—	—	—	—	227
Total		$65,850	$10,795,031	$10,776,167	$—	$—		$84,714	$3,051
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 100.0% (a)
U.S. Treasury Bill:
2.14%, 1/17/2019	$ 796,308,000	$ 795,549,851
2.18%, 1/3/2019	973,264,000	973,203,171
2.22%, 1/10/2019	796,308,000	795,909,185
2.24%, 1/2/2019	247,016,000	247,016,000
2.26%, 1/15/2019	265,436,000	265,218,056
2.27%, 2/21/2019	769,764,000	767,238,212
2.28%, 2/7/2019	796,308,000	794,425,726
2.28%, 2/28/2019	937,889,000	934,352,868
2.29%, 1/8/2019	265,436,000	265,336,573
2.30%, 1/24/2019	796,308,000	795,197,262
2.31%, 1/31/2019	973,264,000	971,468,600
2.32%, 1/22/2019	265,436,000	265,096,831
2.33%, 2/14/2019	796,308,000	794,030,010
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,663,780,453)		8,664,042,345
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $2,352,989)	2,352,989	2,352,989
TOTAL INVESTMENTS — 100.0% (Cost $8,666,133,442)		8,666,395,334
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,897,763
NET ASSETS — 100.0%		$ 8,668,293,097
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$8,664,042,345	$—	$8,664,042,345
Short-Term Investment	2,352,989	—	—	2,352,989
TOTAL INVESTMENTS	$2,352,989	$8,664,042,345	$—	$8,666,395,334
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,555,709	$6,555,709	$46,646,037	$50,848,757	$—	$—	2,352,989	$2,352,989	$45,654
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	9,191	9,191	—	—	—	—	—
Total		$6,555,709	$46,655,228	$50,857,948	$—	$—		$2,352,989	$45,654
See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.1%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	4,225,000	$ 2,965,776
Series 151, 2.00%, 12/21/2021	AUD	2,405,000	1,701,125
Series 153, 2.25%, 11/21/2022	AUD	2,445,000	1,745,300
Series 149, 2.25%, 5/21/2028	AUD	4,080,000	2,854,178
Series 155, 2.50%, 5/21/2030	AUD	1,500,000	1,070,909
Series 137, 2.75%, 4/21/2024	AUD	3,870,000	2,822,792
Series 148, 2.75%, 11/21/2027		2,140,000	1,560,643
Series 148, 2.75%, 11/21/2027	AUD	1,590,000	1,159,544
Series 152, 2.75%, 11/21/2028	AUD	5,320,000	3,883,951
Series 154, 2.75%, 11/21/2029	AUD	3,225,000	2,358,713
Series 145, 2.75%, 6/21/2035	AUD	974,000	701,712
Series 156, 2.75%, 5/21/2041	AUD	700,000	491,981
Series 150, 3.00%, 3/21/2047	AUD	1,810,000	1,318,352
Series 139, 3.25%, 4/21/2025	AUD	3,700,000	2,776,330
Series 138, 3.25%, 4/21/2029	AUD	3,835,000	2,926,002
Series 147, 3.25%, 6/21/2039	AUD	1,075,000	822,115
Series 144, 3.75%, 4/21/2037	AUD	1,481,000	1,210,664
Series 142, 4.25%, 4/21/2026	AUD	4,055,000	3,246,127
Series 126, 4.50%, 4/15/2020	AUD	3,540,000	2,572,992
Series 140, 4.50%, 4/21/2033	AUD	1,810,000	1,584,592
Series 136, 4.75%, 4/21/2027	AUD	3,965,000	3,314,410
Series 133, 5.50%, 4/21/2023	AUD	4,215,000	3,404,086
Series 124, 5.75%, 5/15/2021	AUD	3,805,000	2,918,671
Series 128, 5.75%, 7/15/2022	AUD	3,370,000	2,688,515
			52,099,480
AUSTRIA — 3.4%
Austria Government Bond:
Series EMTN, Zero Coupon, 9/20/2022 (a)	EUR	1,010,000	1,167,270
Zero Coupon, 7/15/2023 (a)	EUR	1,245,000	1,434,750
0.50%, 4/20/2027 (a)	EUR	1,290,000	1,487,198
0.75%, 10/20/2026 (a)	EUR	1,630,000	1,926,688
0.75%, 2/20/2028 (a)	EUR	1,350,000	1,579,164
1.20%, 10/20/2025 (a)	EUR	2,040,000	2,499,115
1.50%, 2/20/2047 (a)	EUR	845,000	1,002,282
1.50%, 11/2/2086 (a)	EUR	410,000	440,587
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,520,000	1,906,638
1.75%, 10/20/2023 (a)	EUR	1,810,000	2,262,583
Series EMTN, 2.10%, 9/20/2117 (a)	EUR	690,000	911,806
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
2.40%, 5/23/2034 (a)	EUR	1,240,000	$ 1,710,249
3.15%, 6/20/2044 (a)	EUR	1,200,000	1,950,945
3.40%, 11/22/2022 (a)	EUR	1,715,000	2,246,786
3.50%, 9/15/2021 (a)	EUR	2,475,000	3,139,290
3.65%, 4/20/2022 (a)	EUR	1,404,000	1,819,678
3.80%, 1/26/2062 (a)	EUR	570,000	1,139,432
3.90%, 7/15/2020 (a)	EUR	2,090,000	2,552,512
4.15%, 3/15/2037 (a)	EUR	2,060,000	3,576,068
4.85%, 3/15/2026 (a)	EUR	1,450,000	2,210,266
6.25%, 7/15/2027	EUR	1,465,000	2,504,200
			39,467,507
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	2,005,000	2,317,092
Series 82, 0.50%, 10/22/2024 (a)	EUR	870,000	1,012,233
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,300,000	2,716,204
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,630,000	1,888,092
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,850,000	2,120,548
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,740,000	2,065,171
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,450,000	1,643,312
Series 86, 1.25%, 4/22/2033	EUR	600,000	689,371
Series 84, 1.45%, 6/22/2037 (a)	EUR	570,000	647,817
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,420,000	1,562,280
Series 76, 1.90%, 6/22/2038 (a)	EUR	860,000	1,046,560
Series 80, 2.15%, 6/22/2066 (a)	EUR	465,000	538,966
Series 68, 2.25%, 6/22/2023	EUR	1,740,000	2,203,460
Series 83, 2.25%, 6/22/2057 (a)	EUR	585,000	710,365
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,855,000	2,410,005
Series 73, 3.00%, 6/22/2034 (a)	EUR	985,000	1,394,919
Series 58, 3.75%, 9/28/2020 (a)	EUR	2,300,000	2,827,198
Series 71, 3.75%, 6/22/2045	EUR	1,145,000	1,883,802
Series 48, 4.00%, 3/28/2022	EUR	1,685,000	2,200,018
Series 66, 4.00%, 3/28/2032	EUR	860,000	1,334,169
Series 61, 4.25%, 9/28/2021 (a)	EUR	2,085,000	2,690,036
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,805,000	2,415,013
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,095,000	3,589,024
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,310,000	1,933,067
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,462,000	4,325,674
Series 31, 5.50%, 3/28/2028	EUR	2,445,000	3,989,652
			52,154,048
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
CANADA — 4.4%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,380,000	$ 1,669,224
0.75%, 9/1/2020	CAD	3,815,000	2,743,068
0.75%, 3/1/2021	CAD	3,655,000	2,612,932
0.75%, 9/1/2021	CAD	2,665,000	1,894,730
1.00%, 9/1/2022	CAD	2,300,000	1,630,898
1.00%, 6/1/2027	CAD	2,305,000	1,563,832
1.25%, 2/1/2020	CAD	2,130,000	1,550,044
1.50%, 3/1/2020	CAD	3,170,000	2,312,118
1.50%, 6/1/2023	CAD	1,835,000	1,321,568
1.50%, 6/1/2026	CAD	2,080,000	1,477,062
1.75%, 5/1/2020	CAD	1,985,000	1,451,806
1.75%, 8/1/2020	CAD	1,400,000	1,023,410
1.75%, 3/1/2023	CAD	2,030,000	1,477,940
2.00%, 11/1/2020	CAD	2,135,000	1,566,938
2.00%, 9/1/2023	CAD	1,900,000	1,398,082
2.00%, 6/1/2028	CAD	1,800,000	1,321,599
2.00%, 12/1/2051	CAD	635,000	444,686
2.25%, 2/1/2021	CAD	800,000	590,253
2.25%, 3/1/2024	CAD	1,000,000	744,538
2.25%, 6/1/2025	CAD	2,040,000	1,523,562
2.25%, 6/1/2029	CAD	750,000	562,846
2.50%, 6/1/2024	CAD	1,995,000	1,505,204
2.75%, 6/1/2022	CAD	2,130,000	1,604,159
2.75%, 12/1/2048	CAD	3,045,000	2,505,916
2.75%, 12/1/2064	CAD	635,000	545,431
3.25%, 6/1/2021	CAD	1,815,000	1,371,815
3.50%, 6/1/2020	CAD	2,025,000	1,516,897
3.50%, 12/1/2045	CAD	2,185,000	2,022,141
4.00%, 6/1/2041	CAD	2,110,000	2,037,591
5.00%, 6/1/2037	CAD	2,040,000	2,138,729
Series WL43, 5.75%, 6/1/2029	CAD	1,570,000	1,552,608
5.75%, 6/1/2033	CAD	1,970,000	2,099,353
Series A55, 8.00%, 6/1/2023	CAD	500,000	459,782
Series VW17, 8.00%, 6/1/2027	CAD	600,000	644,501
Series A-76, 9.00%, 6/1/2025	CAD	330,000	344,379
			51,229,642
CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	65,000,000	94,780
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
4.50%, 6/1/2020	CLP	125,000,000	$ 182,386
Series 10YR, 6.00%, 2/1/2021	CLP	70,000,000	105,686
Series 10YR, 6.00%, 3/1/2022	CLP	50,000,000	76,808
6.00%, 3/1/2023	CLP	35,000,000	54,342
Chile Government International Bond 5.50%, 8/5/2020	CLP	85,000,000	125,872
			639,874
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	287,056
Series EMTN, 2.75%, 6/27/2024	EUR	200,000	244,309
Series EMTN, 3.75%, 7/26/2023	EUR	50,000	63,941
Series EMTN, 3.88%, 5/6/2022	EUR	350,000	442,944
			1,038,250
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	6,530,000	286,062
Series 100, 0.25%, 2/10/2027	CZK	6,360,000	248,026
Series 97, 0.45%, 10/25/2023	CZK	6,900,000	287,623
Series 104, 0.75%, 2/23/2021	CZK	4,150,000	180,712
Series 94, 0.95%, 5/15/2030	CZK	11,280,000	436,839
Series 95, 1.00%, 6/26/2026	CZK	11,800,000	489,000
Series 15Y, 2.00%, 10/13/2033	CZK	2,520,000	106,994
Series 89, 2.40%, 9/17/2025	CZK	12,580,000	575,971
Series 78, 2.50%, 8/25/2028	CZK	15,460,000	721,358
Series 105, 2.75%, 7/23/2029	CZK	8,370,000	395,664
Series 46, 3.75%, 9/12/2020	CZK	11,430,000	525,959
Series 61, 3.85%, 9/29/2021	CZK	11,350,000	533,116
Series 49, 4.20%, 12/4/2036	CZK	5,450,000	300,627
Series 52, 4.70%, 9/12/2022	CZK	14,010,000	689,607
Series 53, 4.85%, 11/26/2057	CZK	1,670,000	105,042
Series 58, 5.70%, 5/25/2024	CZK	12,860,000	693,611
			6,576,211
DENMARK — 1.3%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	8,005,000	1,245,995
Series 10Y, 0.50%, 11/15/2027	DKK	13,060,000	2,049,847
1.50%, 11/15/2023	DKK	9,745,000	1,619,686
1.75%, 11/15/2025	DKK	13,545,000	2,326,500
3.00%, 11/15/2021	DKK	12,695,000	2,140,894
4.50%, 11/15/2039	DKK	19,945,000	5,313,764
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
7.00%, 11/10/2024	DKK	2,100,000	$ 457,621
			15,154,307
FINLAND — 1.5%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	1,060,000	1,226,268
Zero Coupon, 9/15/2023 (a)	EUR	980,000	1,128,465
0.38%, 9/15/2020 (a)	EUR	1,025,000	1,190,150
0.50%, 4/15/2026 (a)	EUR	836,000	974,605
0.50%, 9/15/2027 (a)	EUR	775,000	892,305
0.50%, 9/15/2028 (a)	EUR	600,000	683,017
0.75%, 4/15/2031 (a)	EUR	710,000	812,691
0.88%, 9/15/2025 (a)	EUR	593,000	711,484
1.13%, 4/15/2034 (a)	EUR	640,000	754,259
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	405,000	489,406
1.50%, 4/15/2023 (a)	EUR	730,000	896,544
1.63%, 9/15/2022 (a)	EUR	740,000	907,388
2.00%, 4/15/2024 (a)	EUR	670,000	850,107
2.63%, 7/4/2042 (a)	EUR	685,000	1,047,293
2.75%, 7/4/2028 (a)	EUR	765,000	1,058,944
3.38%, 4/15/2020 (a)	EUR	920,000	1,105,568
3.50%, 4/15/2021 (a)	EUR	850,000	1,061,151
4.00%, 7/4/2025 (a)	EUR	862,000	1,236,346
			17,025,991
FRANCE — 5.8%
France Government Bond OAT:
Zero Coupon, 2/25/2020	EUR	930,000	1,070,118
Zero Coupon, 5/25/2020	EUR	850,000	979,426
Zero Coupon, 2/25/2021	EUR	1,310,000	1,512,692
Zero Coupon, 5/25/2021	EUR	1,000,000	1,155,588
Zero Coupon, 5/25/2022	EUR	920,000	1,062,633
Zero Coupon, 3/25/2023	EUR	1,630,000	1,874,509
Zero Coupon, 3/25/2024	EUR	850,000	969,827
0.25%, 11/25/2020	EUR	1,070,000	1,241,164
0.25%, 11/25/2026	EUR	1,220,000	1,374,782
0.50%, 5/25/2025	EUR	1,440,000	1,675,544
0.50%, 5/25/2026	EUR	1,250,000	1,443,943
0.75%, 5/25/2028	EUR	1,270,000	1,464,852
0.75%, 11/25/2028	EUR	1,580,000	1,813,058
1.00%, 11/25/2025	EUR	1,270,000	1,523,377
1.00%, 5/25/2027	EUR	1,120,000	1,331,067
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
1.25%, 5/25/2034	EUR	250,000	$ 290,917
1.25%, 5/25/2036 (a)	EUR	1,580,000	1,805,815
1.50%, 5/25/2031	EUR	1,905,000	2,320,218
1.75%, 5/25/2023	EUR	2,335,000	2,893,245
1.75%, 11/25/2024	EUR	1,500,000	1,879,607
1.75%, 6/25/2039 (a)	EUR	500,000	612,520
1.75%, 5/25/2066 (a)	EUR	415,000	458,101
2.00%, 5/25/2048 (a)	EUR	1,115,000	1,384,374
2.25%, 10/25/2022	EUR	1,090,000	1,364,874
2.25%, 5/25/2024	EUR	1,090,000	1,395,372
2.50%, 10/25/2020	EUR	1,300,000	1,568,722
2.50%, 5/25/2030	EUR	1,660,000	2,239,505
2.75%, 10/25/2027	EUR	1,360,000	1,852,947
3.00%, 4/25/2022	EUR	1,870,000	2,376,124
3.25%, 10/25/2021	EUR	1,435,000	1,810,538
3.25%, 5/25/2045	EUR	885,000	1,390,773
3.50%, 4/25/2020	EUR	1,510,000	1,818,455
3.50%, 4/25/2026	EUR	1,430,000	2,014,492
3.75%, 4/25/2021	EUR	1,250,000	1,569,409
4.00%, 10/25/2038	EUR	970,000	1,638,223
4.00%, 4/25/2055	EUR	520,000	957,653
4.00%, 4/25/2060	EUR	445,000	839,478
4.25%, 10/25/2023	EUR	1,600,000	2,212,681
4.50%, 4/25/2041	EUR	1,280,000	2,341,269
4.75%, 4/25/2035	EUR	995,000	1,756,216
5.50%, 4/25/2029	EUR	1,200,000	2,028,039
5.75%, 10/25/2032	EUR	1,225,000	2,265,150
6.00%, 10/25/2025	EUR	750,000	1,190,321
8.50%, 4/25/2023	EUR	310,000	487,473
			67,255,091
GERMANY — 4.5%
Bundesobligation Series 178, Zero Coupon, 10/13/2023	EUR	1,000,000	1,160,553
Bundesrepublik Deutschland:
Zero Coupon, 3/13/2020	EUR	730,000	840,853
Zero Coupon, 6/12/2020	EUR	200,000	230,809
Zero Coupon, 9/11/2020	EUR	400,000	462,239
Zero Coupon, 8/15/2026	EUR	1,275,000	1,457,023
0.25%, 2/15/2027	EUR	1,200,000	1,392,990
0.25%, 8/15/2028	EUR	1,150,000	1,315,524
0.50%, 8/15/2027	EUR	1,040,000	1,228,751
0.50%, 2/15/2028	EUR	1,090,000	1,282,497
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
1.25%, 8/15/2048	EUR	500,000	$ 627,221
Series 98, 4.75%, 7/4/2028	EUR	500,000	817,701
Series 08, 4.75%, 7/4/2040	EUR	100,000	206,901
Series 94, 6.25%, 1/4/2024	EUR	800,000	1,215,446
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	915,000	1,054,239
Series 173, Zero Coupon, 4/9/2021	EUR	890,000	1,031,531
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	870,994
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	633,614
Series 176, Zero Coupon, 10/7/2022	EUR	660,000	767,116
Series 177, Zero Coupon, 4/14/2023	EUR	865,000	1,005,071
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,068,725
0.50%, 2/15/2025	EUR	850,000	1,011,154
0.50%, 2/15/2026	EUR	1,123,000	1,334,373
1.00%, 8/15/2024	EUR	815,000	996,044
1.00%, 8/15/2025	EUR	768,000	942,803
1.50%, 9/4/2022	EUR	720,000	883,308
1.50%, 2/15/2023	EUR	760,000	938,042
1.50%, 5/15/2023	EUR	800,000	990,604
1.50%, 5/15/2024	EUR	824,000	1,030,881
1.75%, 7/4/2022	EUR	1,050,000	1,295,583
1.75%, 2/15/2024	EUR	700,000	883,801
2.00%, 1/4/2022	EUR	1,000,000	1,231,488
2.00%, 8/15/2023	EUR	800,000	1,015,130
2.25%, 9/4/2020	EUR	660,000	791,299
2.25%, 9/4/2021	EUR	850,000	1,045,840
2.50%, 1/4/2021	EUR	760,000	924,325
2.50%, 7/4/2044	EUR	1,082,000	1,717,520
2.50%, 8/15/2046	EUR	1,130,000	1,818,503
3.00%, 7/4/2020	EUR	900,000	1,085,846
Series 09, 3.25%, 1/4/2020	EUR	950,000	1,130,123
3.25%, 7/4/2021	EUR	1,030,000	1,291,762
3.25%, 7/4/2042	EUR	650,000	1,143,058
Series 05, 4.00%, 1/4/2037	EUR	1,097,000	1,976,604
Series 2007, 4.25%, 7/4/2039	EUR	650,000	1,250,171
Series 03, 4.75%, 7/4/2034	EUR	555,000	1,034,315
Series 08, 4.75%, 7/4/2040		575,000	1,189,681
Series 00, 5.50%, 1/4/2031	EUR	790,000	1,452,473
Series 98, 5.63%, 1/4/2028	EUR	680,000	1,161,332
Series 00, 6.25%, 1/4/2030	EUR	400,000	754,040
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 97, 6.50%, 7/4/2027	EUR	450,000	$ 795,872
			51,785,773
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,550,000	194,717
1.06%, 2/5/2020	HKD	1,950,000	247,080
1.10%, 1/17/2023	HKD	1,600,000	197,909
1.16%, 5/18/2022	HKD	700,000	87,356
1.25%, 6/29/2027	HKD	550,000	65,697
1.68%, 1/21/2026	HKD	500,000	62,354
1.89%, 3/2/2032	HKD	400,000	49,483
2.22%, 8/7/2024	HKD	700,000	90,425
2.46%, 8/4/2021	HKD	2,150,000	278,894
2.93%, 1/13/2020	HKD	1,000,000	129,177
			1,403,092
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	77,800,000	272,763
Series 20/C, 1.00%, 9/23/2020	HUF	67,540,000	242,526
Series 22/B, 1.75%, 10/26/2022	HUF	190,040,000	676,491
Series 21/B, 2.50%, 10/27/2021	HUF	97,620,000	360,458
Series 26/D, 2.75%, 12/22/2026	HUF	82,930,000	291,271
Series 24/B, 3.00%, 6/26/2024	HUF	125,890,000	465,747
Series 27/A, 3.00%, 10/27/2027	HUF	164,990,000	587,576
Series 31/A, 3.25%, 10/22/2031	HUF	33,000,000	113,676
Series 20/B, 3.50%, 6/24/2020	HUF	105,080,000	390,549
Series 25/B, 5.50%, 6/24/2025	HUF	181,410,000	757,571
Series 23/A, 6.00%, 11/24/2023	HUF	180,370,000	770,187
Series 28/A, 6.75%, 10/22/2028	HUF	41,570,000	193,341
Series 22/A, 7.00%, 6/24/2022	HUF	145,010,000	610,363
Series 20/A, 7.50%, 11/12/2020	HUF	113,760,000	457,272
			6,189,791
INDONESIA — 1.9%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,235,000,000	1,610,091
Series FR64, 6.13%, 5/15/2028	IDR	78,100,000,000	4,779,416
Series FR65, 6.63%, 5/15/2033	IDR	50,000,000,000	3,028,512
Series FR61, 7.00%, 5/15/2022	IDR	24,000,000,000	1,623,750
Series FR59, 7.00%, 5/15/2027	IDR	25,000,000,000	1,627,260
Series FR75, 7.50%, 5/15/2038	IDR	44,300,000,000	2,834,214
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series FR53, 8.25%, 7/15/2021	IDR	36,640,000,000	$ 2,583,018
Series FR70, 8.38%, 3/15/2024	IDR	41,000,000,000	2,896,801
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.25%, 5/15/2019	IDR	7,345,000,000	507,128
			21,490,190
IRELAND — 1.8%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	820,000	940,382
0.80%, 3/15/2022	EUR	895,000	1,056,063
0.90%, 5/15/2028	EUR	1,760,000	2,011,646
1.00%, 5/15/2026	EUR	1,600,000	1,882,594
1.30%, 5/15/2033	EUR	630,000	711,220
1.35%, 3/18/2031	EUR	200,000	231,723
1.70%, 5/15/2037	EUR	765,000	890,889
2.00%, 2/18/2045	EUR	1,350,000	1,628,116
2.40%, 5/15/2030	EUR	1,400,000	1,815,223
3.40%, 3/18/2024	EUR	1,270,000	1,695,261
3.90%, 3/20/2023	EUR	960,000	1,279,840
4.50%, 4/18/2020	EUR	1,660,000	2,019,551
5.00%, 10/18/2020	EUR	1,105,000	1,388,400
5.40%, 3/13/2025	EUR	2,010,000	3,001,214
			20,552,122
ISRAEL — 0.8%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	1,365,000	362,761
Series 0421, 1.00%, 4/30/2021	ILS	2,160,000	579,762
Series 1122, 1.25%, 11/30/2022	ILS	1,670,000	446,873
Series 1123, 1.50%, 11/30/2023	ILS	1,240,000	330,346
Series 0825, 1.75%, 8/31/2025	ILS	3,430,000	910,796
Series 0327, 2.00%, 3/31/2027	ILS	2,290,000	608,205
Series 0928, 2.25%, 9/28/2028	ILS	1,150,000	306,746
Series 0324, 3.75%, 3/31/2024	ILS	2,470,000	732,853
Series 0347, 3.75%, 3/31/2047	ILS	1,280,000	360,694
Series 0323, 4.25%, 3/31/2023	ILS	2,705,000	810,496
Series 0120, 5.00%, 1/31/2020	ILS	2,670,000	748,617
Series 0122, 5.50%, 1/31/2022	ILS	2,500,000	758,907
Series 0142, 5.50%, 1/31/2042	ILS	2,615,000	962,749
Series 1026, 6.25%, 10/30/2026	ILS	2,520,000	882,143
			8,801,948
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 5.2%
Italy Buoni Poliennali Del Tesoro:
0.35%, 6/15/2020	EUR	1,370,000	$ 1,564,095
0.35%, 11/1/2021	EUR	625,000	702,716
0.45%, 6/1/2021	EUR	540,000	612,796
0.65%, 10/15/2023	EUR	735,000	800,481
0.90%, 8/1/2022	EUR	820,000	921,661
0.95%, 3/1/2023	EUR	935,000	1,041,581
0.95%, 3/15/2023	EUR	665,000	741,015
1.20%, 4/1/2022	EUR	635,000	725,132
1.25%, 12/1/2026	EUR	730,000	771,138
1.45%, 11/15/2024	EUR	510,000	563,344
1.60%, 6/1/2026	EUR	400,000	436,231
1.85%, 5/15/2024	EUR	525,000	597,227
2.00%, 2/1/2028	EUR	635,000	694,289
2.05%, 8/1/2027	EUR	790,000	869,096
2.20%, 6/1/2027	EUR	685,000	764,233
2.25%, 9/1/2036 (a)	EUR	545,000	554,330
Series 5Y, 2.45%, 10/1/2023	EUR	750,000	882,156
2.45%, 9/1/2033 (a)	EUR	490,000	522,638
2.50%, 11/15/2025	EUR	600,000	694,189
2.80%, 12/1/2028	EUR	1,200,000	1,380,285
2.80%, 3/1/2067 (a)	EUR	245,000	239,604
2.95%, 9/1/2038 (a)	EUR	700,000	761,352
3.45%, 3/1/2048 (a)	EUR	575,000	651,264
3.75%, 8/1/2021 (a)	EUR	750,000	917,498
7.25%, 11/1/2026	EUR	560,000	859,366
9.00%, 11/1/2023	EUR	500,000	762,024
Italy Certificati di Credito del Tesoro:
Zero Coupon, 3/30/2020	EUR	550,000	625,540
Zero Coupon, 11/27/2020	EUR	150,000	169,234
Republic of Italy:
0.20%, 10/15/2020	EUR	655,000	744,870
0.65%, 11/1/2020	EUR	580,000	664,234
0.70%, 5/1/2020	EUR	570,000	654,267
1.35%, 4/15/2022	EUR	850,000	974,448
1.45%, 9/15/2022	EUR	620,000	709,473
1.50%, 6/1/2025	EUR	825,000	905,525
1.65%, 3/1/2032 (a)	EUR	795,000	786,739
2.00%, 12/1/2025	EUR	680,000	765,054
2.15%, 12/15/2021	EUR	650,000	766,893
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
2.50%, 12/1/2024	EUR	720,000	$ 843,806
2.70%, 3/1/2047 (a)	EUR	685,000	694,602
3.25%, 9/1/2046 (a)	EUR	570,000	634,199
3.50%, 3/1/2030 (a)	EUR	830,000	1,006,502
3.75%, 3/1/2021	EUR	990,000	1,204,695
3.75%, 5/1/2021 (a)	EUR	800,000	975,808
3.75%, 9/1/2024	EUR	700,000	872,226
4.00%, 9/1/2020	EUR	1,010,000	1,220,970
4.00%, 2/1/2037 (a)	EUR	990,000	1,254,433
4.25%, 3/1/2020	EUR	850,000	1,015,455
4.50%, 2/1/2020 (a)	EUR	760,000	907,300
4.50%, 5/1/2023	EUR	1,030,000	1,317,572
4.50%, 3/1/2024	EUR	855,000	1,098,752
4.50%, 3/1/2026 (a)	EUR	650,000	848,669
4.75%, 9/1/2021	EUR	1,000,000	1,254,006
4.75%, 8/1/2023 (a)	EUR	1,190,000	1,543,710
4.75%, 9/1/2028 (a)	EUR	830,000	1,120,529
4.75%, 9/1/2044 (a)	EUR	590,000	813,301
5.00%, 3/1/2022	EUR	550,000	701,983
5.00%, 3/1/2025 (a)	EUR	900,000	1,196,259
5.00%, 8/1/2034 (a)	EUR	695,000	971,435
5.00%, 8/1/2039 (a)	EUR	860,000	1,208,374
5.00%, 9/1/2040 (a)	EUR	1,080,000	1,514,304
5.25%, 11/1/2029	EUR	1,030,000	1,441,879
5.50%, 9/1/2022	EUR	700,000	916,769
5.50%, 11/1/2022	EUR	900,000	1,179,962
5.75%, 2/1/2033	EUR	836,000	1,239,625
6.00%, 5/1/2031	EUR	1,250,000	1,873,680
6.50%, 11/1/2027	EUR	980,000	1,465,629
			60,132,452
JAPAN — 22.5%
Government of Japan 5 Year Bond:
Series 123, 0.10%, 3/20/2020	JPY	277,050,000	2,532,780
Series 124, 0.10%, 6/20/2020	JPY	286,700,000	2,622,567
Series 125, 0.10%, 9/20/2020	JPY	294,700,000	2,697,305
Series 126, 0.10%, 12/20/2020	JPY	240,000,000	2,198,073
Series 127, 0.10%, 3/20/2021	JPY	255,300,000	2,339,410
Series 128, 0.10%, 6/20/2021	JPY	240,000,000	2,200,764
Series 129, 0.10%, 9/20/2021	JPY	267,500,000	2,453,837
Series 130, 0.10%, 12/20/2021	JPY	350,000,000	3,213,275
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,840,080
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	$ 3,005,783
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,116,923
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,504,703
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	2,480,069
Series 136, 0.10%, 6/20/2023	JPY	213,000,000	1,963,060
Series 137, 0.10%, 9/20/2023	JPY	220,000,000	2,028,516
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	250,500,000	2,322,756
Series 343, 0.10%, 6/20/2026	JPY	270,000,000	2,503,176
Series 344, 0.10%, 9/20/2026	JPY	327,800,000	3,039,130
Series 345, 0.10%, 12/20/2026	JPY	365,000,000	3,381,827
Series 346, 0.10%, 3/20/2027	JPY	392,250,000	3,633,698
Series 347, 0.10%, 6/20/2027	JPY	367,000,000	3,397,179
Series 348, 0.10%, 9/20/2027	JPY	289,000,000	2,673,346
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,219,850
Series 350, 0.10%, 3/20/2028	JPY	537,550,000	4,960,609
Series 351, 0.10%, 6/20/2028	JPY	437,500,000	4,031,029
Series 337, 0.30%, 12/20/2024	JPY	151,750,000	1,419,298
Series 341, 0.30%, 12/20/2025	JPY	241,150,000	2,264,060
Series 338, 0.40%, 3/20/2025	JPY	150,450,000	1,417,232
Series 339, 0.40%, 6/20/2025	JPY	357,500,000	3,372,097
Series 340, 0.40%, 9/20/2025	JPY	271,350,000	2,562,015
Series 335, 0.50%, 9/20/2024	JPY	249,250,000	2,355,079
Series 336, 0.50%, 12/20/2024	JPY	73,700,000	697,468
Series 328, 0.60%, 3/20/2023	JPY	349,000,000	3,279,770
Series 331, 0.60%, 9/20/2023	JPY	327,000,000	3,084,616
Series 332, 0.60%, 12/20/2023	JPY	282,000,000	2,664,908
Series 333, 0.60%, 3/20/2024	JPY	296,250,000	2,804,405
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,398,962
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	800,502
Series 311, 0.80%, 9/20/2020	JPY	130,000,000	1,203,823
Series 324, 0.80%, 6/20/2022	JPY	239,950,000	2,258,196
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,358,110
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	1,849,192
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,184,680
Series 330, 0.80%, 9/20/2023	JPY	275,750,000	2,625,022
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	1,271,583
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	901,755
Series 310, 1.00%, 9/20/2020	JPY	214,650,000	1,994,544
Series 318, 1.00%, 9/20/2021	JPY	290,000,000	2,724,755
Series 320, 1.00%, 12/20/2021	JPY	212,150,000	1,998,926
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 321, 1.00%, 3/20/2022	JPY	320,000,000	$ 3,023,135
Series 309, 1.10%, 6/20/2020	JPY	66,000,000	612,489
Series 316, 1.10%, 6/20/2021	JPY	100,000,000	939,261
Series 317, 1.10%, 9/20/2021	JPY	170,000,000	1,601,671
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	944,939
Series 312, 1.20%, 12/20/2020	JPY	274,500,000	2,567,438
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	894,428
Series 307, 1.30%, 3/20/2020	JPY	133,000,000	1,233,458
Series 313, 1.30%, 3/20/2021	JPY	160,000,000	1,504,611
Series 306, 1.40%, 3/20/2020	JPY	158,750,000	1,474,017
Government of Japan 2 Year Bond:
Series 384, 0.10%, 1/15/2020	JPY	357,300,000	3,264,728
Series 385, 0.10%, 2/15/2020	JPY	74,500,000	680,859
Series 386, 0.10%, 3/15/2020	JPY	295,050,000	2,696,958
Series 388, 0.10%, 5/15/2020	JPY	240,000,000	2,194,858
Series 389, 0.10%, 6/1/2020	JPY	220,000,000	2,012,173
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,095,679
Series 156, 0.40%, 3/20/2036	JPY	238,900,000	2,178,244
Series 158, 0.50%, 9/20/2036	JPY	141,300,000	1,303,852
Series 164, 0.50%, 3/20/2038	JPY	203,650,000	1,860,498
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	820,348
Series 159, 0.60%, 12/20/2036	JPY	140,050,000	1,312,729
Series 161, 0.60%, 6/20/2037	JPY	122,150,000	1,141,273
Series 162, 0.60%, 9/20/2037	JPY	135,000,000	1,259,549
Series 163, 0.60%, 12/20/2037	JPY	56,000,000	521,443
Series 160, 0.70%, 3/20/2037	JPY	133,950,000	1,274,463
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	569,764
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	453,721
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,178,706
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,343,924
Series 152, 1.20%, 3/20/2035	JPY	155,000,000	1,602,441
Series 154, 1.20%, 9/20/2035	JPY	154,950,000	1,601,924
Series 153, 1.30%, 6/20/2035	JPY	150,000,000	1,572,105
Series 150, 1.40%, 9/20/2034	JPY	260,000,000	2,761,500
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	260,344
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,182,133
Series 149, 1.50%, 6/20/2034	JPY	200,000,000	2,150,700
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	994,605
Series 143, 1.60%, 3/20/2033	JPY	100,000,000	1,084,218
Series 147, 1.60%, 12/20/2033	JPY	200,000,000	2,174,835
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	$ 2,188,871
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,424,650
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,714,697
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,926,109
Series 122, 1.80%, 9/20/2030	JPY	55,650,000	606,527
Series 130, 1.80%, 9/20/2031	JPY	260,000,000	2,855,604
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,651,169
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,440,338
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	588,281
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	552,186
Series 108, 1.90%, 12/20/2028	JPY	105,000,000	1,136,094
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	589,087
Series 121, 1.90%, 9/20/2030	JPY	55,300,000	608,544
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	608,121
Series 73, 2.00%, 12/20/2024	JPY	45,000,000	462,723
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	309,942
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	854,767
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	557,061
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	386,791
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	719,995
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	471,951
Series 92, 2.10%, 12/20/2026	JPY	130,000,000	1,393,748
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	860,703
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	680,542
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,522,831
Series 105, 2.10%, 9/20/2028	JPY	80,000,000	877,371
Series 113, 2.10%, 9/20/2029	JPY	189,900,000	2,107,498
Series 117, 2.10%, 3/20/2030	JPY	129,000,000	1,439,076
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	645,079
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	924,794
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	912,459
Series 106, 2.20%, 9/20/2028	JPY	80,000,000	884,452
Series 115, 2.20%, 12/20/2029	JPY	70,000,000	785,992
Series 125, 2.20%, 3/20/2031	JPY	178,650,000	2,034,019
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	1,095,848
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	656,177
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	95,000,000	781,647
Series 52, 0.50%, 9/20/2046	JPY	37,500,000	325,190
Series 53, 0.60%, 12/20/2046	JPY	84,650,000	751,615
Series 59, 0.70%, 6/20/2048	JPY	55,000,000	498,532
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 50, 0.80%, 3/20/2046	JPY	89,650,000	$ 840,454
Series 54, 0.80%, 3/20/2047	JPY	172,500,000	1,610,917
Series 55, 0.80%, 6/20/2047	JPY	84,650,000	789,714
Series 56, 0.80%, 9/20/2047	JPY	91,000,000	848,697
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	822,197
Series 58, 0.80%, 3/20/2048	JPY	112,150,000	1,043,762
Series 60, 0.90%, 9/20/2048	JPY	41,650,000	396,953
Series 48, 1.40%, 9/20/2045	JPY	115,000,000	1,233,927
Series 49, 1.40%, 12/20/2045	JPY	94,650,000	1,015,627
Series 45, 1.50%, 12/20/2044	JPY	65,000,000	711,466
Series 46, 1.50%, 3/20/2045	JPY	99,650,000	1,090,996
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	837,834
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	463,306
Series 41, 1.70%, 12/20/2043	JPY	100,000,000	1,136,107
Series 42, 1.70%, 3/20/2044	JPY	79,650,000	905,062
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	568,496
Series 44, 1.70%, 9/20/2044	JPY	80,000,000	909,928
Series 38, 1.80%, 3/20/2043	JPY	120,000,000	1,384,154
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	808,941
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	994,411
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	780,490
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	798,988
Series 33, 2.00%, 9/20/2040	JPY	142,200,000	1,674,361
Series 35, 2.00%, 9/20/2041	JPY	127,500,000	1,509,140
Series 36, 2.00%, 3/20/2042	JPY	125,000,000	1,483,400
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,286,216
Series 21, 2.30%, 12/20/2035	JPY	50,000,000	598,729
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	221,493
Series 30, 2.30%, 3/20/2039	JPY	90,900,000	1,110,461
Series 32, 2.30%, 3/20/2040	JPY	130,550,000	1,604,724
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	488,954
Series 29, 2.40%, 9/20/2038	JPY	80,000,000	987,045
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	851,255
Series 20, 2.50%, 9/20/2035	JPY	60,000,000	734,891
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	491,925
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	370,404
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	595,521
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	111,500,000	878,606
Series 11, 0.80%, 3/20/2058	JPY	45,000,000	404,153
Series 10, 0.90%, 3/20/2057	JPY	106,750,000	993,671
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 8, 1.40%, 3/20/2055	JPY	78,750,000	$ 849,479
Series 7, 1.70%, 3/20/2054	JPY	80,000,000	929,689
Series 6, 1.90%, 3/20/2053	JPY	70,000,000	849,864
Series 5, 2.00%, 3/20/2052	JPY	65,000,000	804,373
Series 2, 2.20%, 3/20/2049	JPY	39,650,000	504,404
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	506,901
Series 4, 2.20%, 3/20/2051	JPY	63,050,000	810,246
Japan Government Twenty Year Bond Series 60, 1.40%, 12/20/2022	JPY	50,000,000	483,557
			259,041,734
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	164,613
0.50%, 12/15/2020	EUR	100,000	115,242
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	118,888
1.38%, 5/16/2036	EUR	150,000	164,202
Series 7, 2.25%, 2/15/2047	EUR	100,000	122,827
Series REGS, 2.63%, 1/21/2021	EUR	150,000	180,504
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	257,231
			1,123,507
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	194,561
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	177,045
Series EMTN, 2.10%, 5/26/2047	EUR	65,000	77,468
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	125,312
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	234,578
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	132,016
			940,980
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	350,000	406,392
2.13%, 7/10/2023	EUR	230,000	290,602
2.25%, 3/21/2022	EUR	200,000	248,150
2.25%, 3/19/2028	EUR	70,000	92,252
3.38%, 5/18/2020	EUR	250,000	301,169
			1,338,565
MALAYSIA — 1.9%
Malaysia Government Bond:
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0517, 3.44%, 2/15/2021	MYR	2,450,000	$ 591,264
Series 0612, 3.49%, 3/31/2020	MYR	1,650,000	399,261
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	483,557
Series 0315, 3.66%, 10/15/2020	MYR	1,000,000	242,498
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	540,474
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	484,416
Series 0116, 3.80%, 8/17/2023	MYR	2,500,000	603,108
Series 0413, 3.84%, 4/15/2033	MYR	1,200,000	271,219
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	510,897
Series 0613, 3.89%, 7/31/2020	MYR	1,300,000	316,279
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	833,534
Series 0417, 3.90%, 11/16/2027	MYR	4,570,000	1,081,388
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	722,334
Series 0314, 4.05%, 9/30/2021	MYR	2,150,000	525,629
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	607,895
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	351,414
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	561,786
Series 0411, 4.23%, 6/30/2031	MYR	1,120,000	266,034
Series 0415, 4.25%, 5/31/2035	MYR	1,850,000	429,955
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	493,166
Series 0216, 4.74%, 3/15/2046	MYR	2,170,000	512,119
Series 0317, 4.76%, 4/7/2037	MYR	2,710,000	664,162
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	269,850
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	1,085,000	261,618
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	363,595
Series 0216, 3.74%, 8/26/2021	MYR	3,273,000	792,223
Series 0215, 3.80%, 8/27/2020	MYR	4,480,000	1,088,584
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	292,803
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	318,877
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	300,832
Series 0217, 4.05%, 8/15/2024	MYR	3,200,000	776,574
Series 0316, 4.07%, 9/30/2026	MYR	4,000,000	962,328
Series 0115, 4.19%, 7/15/2022	MYR	1,565,000	384,451
Series 0315, 4.25%, 9/30/2030	MYR	2,000,000	475,314
Series 0117, 4.26%, 7/26/2027	MYR	3,850,000	934,114
Series 0116, 4.39%, 7/7/2023	MYR	1,850,000	456,111
Series 0813, 4.44%, 5/22/2024	MYR	1,380,000	341,674
Series 0513, 4.58%, 8/30/2033	MYR	2,750,000	659,333
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	245,120
Series 0517, 4.76%, 8/4/2037	MYR	1,600,000	385,976
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0615, 4.79%, 10/31/2035	MYR	920,000	$ 222,186
Series 0417, 4.90%, 5/8/2047	MYR	1,210,000	291,226
Series 0913, 4.94%, 12/6/2028	MYR	2,225,000	565,279
			21,880,457
MEXICO — 2.0%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	25,600,000	1,098,042
Series M, 6.50%, 6/10/2021	MXN	45,370,000	2,198,886
Series M, 6.50%, 6/9/2022	MXN	41,760,000	1,990,018
Series M, 7.25%, 12/9/2021	MXN	18,540,000	909,021
Series M 20, 7.50%, 6/3/2027	MXN	45,030,000	2,123,644
Series M, 7.75%, 5/29/2031	MXN	20,930,000	980,728
Series M, 7.75%, 11/23/2034	MXN	14,840,000	683,376
Series M, 7.75%, 11/13/2042	MXN	39,160,000	1,755,760
Series M, 8.00%, 6/11/2020	MXN	65,560,000	3,304,141
Series M, 8.00%, 12/7/2023	MXN	49,220,000	2,439,188
Series M, 8.00%, 11/7/2047	MXN	13,990,000	641,578
Series M 20, 8.50%, 5/31/2029	MXN	25,460,000	1,270,973
Series M 30, 8.50%, 11/18/2038	MXN	19,080,000	932,485
Series M 20, 10.00%, 12/5/2024	MXN	41,250,000	2,224,667
Series M 30, 10.00%, 11/20/2036	MXN	13,200,000	737,665
			23,290,172
NETHERLANDS — 4.5%
Kingdom of Netherlands:
0.25%, 1/15/2020 (a)	EUR	2,160,000	2,494,199
0.25%, 7/15/2025 (a)	EUR	1,995,000	2,313,978
1.75%, 7/15/2023 (a)	EUR	2,930,000	3,661,281
2.00%, 7/15/2024 (a)	EUR	2,090,000	2,668,913
2.25%, 7/15/2022 (a)	EUR	2,165,000	2,712,319
2.50%, 1/15/2033 (a)	EUR	1,895,000	2,707,944
2.75%, 1/15/2047 (a)	EUR	2,200,000	3,657,754
3.25%, 7/15/2021 (a)	EUR	2,365,000	2,965,756
3.50%, 7/15/2020 (a)	EUR	2,050,000	2,495,236
3.75%, 1/15/2023	EUR	1,515,000	2,023,343
3.75%, 1/15/2042 (a)	EUR	2,290,000	4,233,004
4.00%, 1/15/2037 (a)	EUR	2,215,000	3,925,729
5.50%, 1/15/2028	EUR	1,865,000	3,130,016
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	2,640,000	3,063,076
Zero Coupon, 1/15/2024 (a)	EUR	2,140,000	2,466,821
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 7/15/2026 (a)	EUR	1,990,000	$ 2,335,320
0.75%, 7/15/2027 (a)	EUR	2,330,000	2,769,031
0.75%, 7/15/2028 (a)	EUR	1,700,000	2,010,227
7.50%, 1/15/2023 (a)	EUR	415,000	626,217
			52,260,164
NEW ZEALAND — 0.5%
New Zealand Government Bond:
Series 0425, 2.75%, 4/15/2025	NZD	945,000	659,852
Series 0437, 2.75%, 4/15/2037	NZD	750,000	506,510
Series 0420, 3.00%, 4/15/2020	NZD	1,085,000	739,206
Series 0429, 3.00%, 4/20/2029	NZD	790,000	560,042
Series 0433, 3.50%, 4/14/2033	NZD	730,000	545,770
Series 0427, 4.50%, 4/15/2027	NZD	890,000	699,943
Series 0423, 5.50%, 4/15/2023	NZD	1,460,000	1,124,629
Series 0521, 6.00%, 5/15/2021	NZD	1,770,000	1,304,361
			6,140,313
NORWAY — 0.6%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,405,000	618,523
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,160,000	602,515
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,955,000	690,285
Series 475, 2.00%, 5/24/2023 (a)	NOK	10,690,000	1,267,149
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,350,000	512,305
Series 476, 3.00%, 3/14/2024 (a)	NOK	7,915,000	984,064
Series 474, 3.75%, 5/25/2021 (a)	NOK	13,365,000	1,637,926
			6,312,767
POLAND — 1.5%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,490,000	649,021
Series 0420, 1.50%, 4/25/2020	PLN	4,175,000	1,114,694
Series 0721, 1.75%, 7/25/2021	PLN	4,925,000	1,313,727
Series 0421, 2.00%, 4/25/2021	PLN	3,990,000	1,071,859
Series 0422, 2.25%, 4/25/2022	PLN	4,425,000	1,192,132
Series 0123, 2.50%, 1/25/2023	PLN	5,240,000	1,420,069
Series 0424, 2.50%, 4/25/2024	PLN	1,050,000	282,348
Series 0726, 2.50%, 7/25/2026	PLN	5,530,000	1,456,561
Series 0727, 2.50%, 7/25/2027	PLN	4,675,000	1,222,784
Series 0428, 2.75%, 4/25/2028	PLN	3,800,000	1,005,443
Series 0725, 3.25%, 7/25/2025	PLN	5,760,000	1,603,922
Series 1023, 4.00%, 10/25/2023	PLN	3,975,000	1,146,552
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0447, 4.00%, 4/25/2047	PLN	440,000	$ 132,618
Series 1020, 5.25%, 10/25/2020	PLN	2,590,000	737,037
Series 1021, 5.75%, 10/25/2021	PLN	2,225,000	656,765
Series 0922, 5.75%, 9/23/2022	PLN	3,785,000	1,144,079
Series 0429, 5.75%, 4/25/2029	PLN	1,585,000	531,392
			16,681,003
PORTUGAL — 2.1%
Portugal Obrigacoes do Tesouro OT:
2.13%, 10/17/2028 (a)	EUR	1,725,000	2,042,095
2.20%, 10/17/2022 (a)	EUR	2,245,000	2,765,791
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	400,000	455,271
2.88%, 10/15/2025 (a)	EUR	1,905,000	2,423,127
2.88%, 7/21/2026 (a)	EUR	1,180,000	1,494,683
3.85%, 4/15/2021 (a)	EUR	2,215,000	2,766,337
3.88%, 2/15/2030 (a)	EUR	770,000	1,046,313
4.10%, 4/15/2037 (a)	EUR	1,205,000	1,673,933
4.10%, 2/15/2045 (a)	EUR	760,000	1,054,458
4.13%, 4/14/2027 (a)	EUR	1,380,000	1,893,539
4.80%, 6/15/2020 (a)	EUR	1,450,000	1,781,716
4.95%, 10/25/2023 (a)	EUR	1,450,000	2,010,748
5.65%, 2/15/2024 (a)	EUR	1,730,000	2,475,168
			23,883,179
RUSSIA — 0.8%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	36,650,000	520,673
Series 6223, 6.50%, 2/28/2024	RUB	35,700,000	475,451
Series 6224, 6.90%, 5/23/2029	RUB	18,000,000	230,333
Series 5083, 7.00%, 12/15/2021	RUB	55,930,000	786,064
Series 6211, 7.00%, 1/25/2023	RUB	23,330,000	322,852
Series 6215, 7.00%, 8/16/2023	RUB	39,025,000	535,524
Series 6212, 7.05%, 1/19/2028	RUB	50,510,000	662,205
Series 6222, 7.10%, 10/16/2024	RUB	55,640,000	757,774
Series 6225, 7.25%, 5/10/2034	RUB	17,030,000	218,976
Series 6220, 7.40%, 12/7/2022	RUB	51,230,000	721,418
Series 6217, 7.50%, 8/18/2021	RUB	42,230,000	602,777
Series 6205, 7.60%, 4/14/2021	RUB	24,010,000	344,881
Series 6209, 7.60%, 7/20/2022	RUB	24,060,000	342,654
Series 6221, 7.70%, 3/23/2033	RUB	54,490,000	731,822
Series 6219, 7.75%, 9/16/2026	RUB	51,480,000	712,027
Series 6207, 8.15%, 2/3/2027	RUB	60,700,000	857,487
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	$ 575,154
			9,398,072
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	455,000	328,542
1.75%, 4/1/2022	SGD	795,000	581,639
1.75%, 2/1/2023	SGD	740,000	540,878
2.00%, 7/1/2020	SGD	790,000	580,841
2.13%, 6/1/2026	SGD	890,000	660,656
2.25%, 6/1/2021	SGD	1,140,000	844,385
2.25%, 8/1/2036	SGD	675,000	490,244
2.38%, 6/1/2025	SGD	540,000	406,782
2.63%, 5/1/2028	SGD	780,000	600,068
2.75%, 7/1/2023	SGD	1,305,000	991,944
2.75%, 4/1/2042	SGD	780,000	608,349
2.75%, 3/1/2046	SGD	905,000	703,304
2.88%, 7/1/2029	SGD	340,000	268,966
2.88%, 9/1/2030	SGD	650,000	514,236
3.00%, 9/1/2024	SGD	900,000	698,741
3.13%, 9/1/2022	SGD	710,000	544,413
3.25%, 9/1/2020	SGD	1,140,000	854,883
3.38%, 9/1/2033	SGD	660,000	549,330
3.50%, 3/1/2027	SGD	1,180,000	966,927
			11,735,128
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	160,000	181,277
Series 231, 0.63%, 5/22/2026	EUR	240,000	276,161
Series 234, 1.00%, 6/12/2028	EUR	370,000	429,928
Series 228, 1.38%, 1/21/2027	EUR	450,000	544,315
Series 229, 1.63%, 1/21/2031	EUR	310,000	370,867
Series 232, 1.88%, 3/9/2037	EUR	440,000	533,086
Series 233, 2.00%, 10/17/2047	EUR	205,000	247,211
Series 235, 2.25%, 6/12/2068	EUR	70,000	80,814
Series 225, 3.00%, 2/28/2023	EUR	485,000	624,013
Series 223, 3.38%, 11/15/2024	EUR	445,000	601,307
Series 227, 3.63%, 1/16/2029	EUR	420,000	602,799
Series 214, 4.00%, 4/27/2020	EUR	480,000	581,369
Series 216, 4.35%, 10/14/2025	EUR	470,000	701,347
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	100,000	$ 125,631
			5,900,125
SLOVENIA — 0.4%
Slovenia Government Bond:
1.00%, 3/6/2028	EUR	420,000	479,384
1.25%, 3/22/2027	EUR	440,000	517,183
Series RS74, 1.50%, 3/25/2035	EUR	315,000	352,169
Series RS78, 1.75%, 11/3/2040	EUR	460,000	522,382
Series RS75, 2.13%, 7/28/2025	EUR	350,000	442,386
Series RS73, 2.25%, 3/25/2022	EUR	250,000	308,069
Series RS77, 2.25%, 3/3/2032	EUR	280,000	355,723
Series RS71, 3.00%, 4/8/2021	EUR	100,000	122,834
Series RS76, 3.13%, 8/7/2045	EUR	195,000	274,962
Series RS67, 4.13%, 1/26/2020	EUR	200,000	239,986
Series RS69, 4.38%, 1/18/2021	EUR	220,000	275,486
Series RS66, 4.63%, 9/9/2024	EUR	210,000	298,044
Series RS70, 5.13%, 3/30/2026	EUR	235,000	355,772
			4,544,380
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	2,617,500,000	2,333,528
Series 2109, 1.38%, 9/10/2021	KRW	1,344,740,000	1,189,441
Series 2612, 1.50%, 12/10/2026	KRW	2,039,150,000	1,760,458
Series 3609, 1.50%, 9/10/2036	KRW	935,690,000	779,627
Series 2006, 1.75%, 6/10/2020	KRW	1,813,500,000	1,623,185
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	2,045,056
Series 2003, 2.00%, 3/10/2020	KRW	4,523,000,000	4,062,256
Series 2009, 2.00%, 9/10/2020	KRW	3,664,000,000	3,292,175
Series 2103, 2.00%, 3/10/2021	KRW	3,340,000,000	3,002,453
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	691,254
Series 4603, 2.00%, 3/10/2046	KRW	1,835,000,000	1,657,968
Series 2706, 2.13%, 6/10/2027	KRW	1,450,100,000	1,310,598
Series 4703, 2.13%, 3/10/2047	KRW	2,718,330,000	2,533,835
Series 2506, 2.25%, 6/10/2025	KRW	2,649,940,000	2,414,340
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,427,047
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	466,224
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	919,547
Series 4412, 2.75%, 12/10/2044	KRW	1,748,000,000	1,807,545
Series 2409, 3.00%, 9/10/2024	KRW	2,374,000,000	2,245,511
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 4212, 3.00%, 12/10/2042	KRW	2,104,510,000	$ 2,231,199
Series 2309, 3.38%, 9/10/2023	KRW	1,250,000,000	1,193,976
Series 2403, 3.50%, 3/10/2024	KRW	655,830,000	632,231
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,738,162
Series 3312, 3.75%, 12/10/2033	KRW	1,386,250,000	1,523,076
Series 3112, 4.00%, 12/10/2031	KRW	1,800,000,000	1,983,355
Series 2106, 4.25%, 6/10/2021	KRW	1,160,320,000	1,098,596
Series 3012, 4.75%, 12/10/2030	KRW	1,135,050,000	1,315,395
Series 2006, 5.00%, 6/10/2020	KRW	2,299,994,000	2,153,619
Series 2803, 5.50%, 3/10/2028	KRW	1,957,000,000	2,268,089
			51,699,746
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	825,000	947,531
1.15%, 7/30/2020	EUR	865,000	1,011,908
1.40%, 1/31/2020	EUR	1,370,000	1,596,244
1.40%, 4/30/2028 (a)	EUR	1,500,000	1,721,714
1.40%, 7/30/2028 (a)	EUR	1,180,000	1,346,143
1.60%, 4/30/2025 (a)	EUR	1,151,000	1,385,564
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,341,495
1.95%, 7/30/2030 (a)	EUR	1,100,000	1,295,911
2.15%, 10/31/2025 (a)	EUR	800,000	991,139
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	460,000	535,220
2.75%, 10/31/2024 (a)	EUR	1,130,000	1,446,498
3.80%, 4/30/2024 (a)	EUR	1,140,000	1,523,988
4.00%, 4/30/2020 (a)	EUR	1,100,000	1,330,649
4.20%, 1/31/2037 (a)	EUR	1,365,000	2,047,395
4.40%, 10/31/2023 (a)	EUR	983,000	1,337,262
4.65%, 7/30/2025 (a)	EUR	470,000	669,091
4.70%, 7/30/2041 (a)	EUR	965,000	1,557,214
4.80%, 1/31/2024 (a)	EUR	899,000	1,249,599
4.85%, 10/31/2020 (a)	EUR	1,000,000	1,249,370
4.90%, 7/30/2040 (a)	EUR	945,000	1,557,372
5.15%, 10/31/2028 (a)	EUR	1,075,000	1,647,577
5.15%, 10/31/2044 (a)	EUR	665,000	1,147,552
5.40%, 1/31/2023 (a)	EUR	1,030,000	1,426,112
5.50%, 4/30/2021 (a)	EUR	1,240,000	1,604,685
5.75%, 7/30/2032	EUR	880,000	1,486,525
5.85%, 1/31/2022 (a)	EUR	1,205,000	1,626,770
5.90%, 7/30/2026 (a)	EUR	770,000	1,190,869
6.00%, 1/31/2029	EUR	1,280,000	2,087,885
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
Spain Government Bond:
0.35%, 7/30/2023	EUR	2,070,000	$ 2,367,560
0.40%, 4/30/2022	EUR	1,850,000	2,143,274
0.45%, 10/31/2022	EUR	1,075,000	1,245,067
0.75%, 7/30/2021	EUR	1,088,000	1,272,806
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,312,448
1.45%, 10/31/2027 (a)	EUR	1,155,000	1,338,844
1.50%, 4/30/2027 (a)	EUR	870,000	1,016,649
2.35%, 7/30/2033 (a)	EUR	1,055,000	1,265,342
2.90%, 10/31/2046 (a)	EUR	1,065,000	1,303,285
3.45%, 7/30/2066 (a)	EUR	430,000	560,643
			52,185,200
SWEDEN — 0.9%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	7,340,000	849,446
Series 1059, 1.00%, 11/12/2026	SEK	9,230,000	1,097,188
Series 1057, 1.50%, 11/13/2023 (a)	SEK	12,810,000	1,552,134
Series 1056, 2.25%, 6/1/2032	SEK	2,900,000	384,245
Series 1058, 2.50%, 5/12/2025	SEK	8,880,000	1,150,491
Series 1054, 3.50%, 6/1/2022	SEK	17,810,000	2,263,712
Series 1053, 3.50%, 3/30/2039	SEK	6,330,000	1,012,662
Series 1047, 5.00%, 12/1/2020	SEK	13,870,000	1,726,732
Swedish Government Bond Series 1061, 0.75%, 11/12/2029 (a)	SEK	6,670,000	759,781
			10,796,391
SWITZERLAND — 1.1%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	490,000	506,105
0.50%, 5/27/2030	CHF	310,000	336,006
0.50%, 6/28/2045	CHF	70,000	74,016
0.50%, 5/24/2055	CHF	170,000	180,174
0.50%, 5/30/2058	CHF	210,000	222,790
1.25%, 6/11/2024	CHF	485,000	540,398
1.25%, 5/28/2026	CHF	300,000	341,296
1.25%, 6/27/2037	CHF	620,000	741,522
1.50%, 7/24/2025	CHF	460,000	527,101
1.50%, 4/30/2042	CHF	560,000	719,059
2.00%, 4/28/2021	CHF	650,000	702,419
2.00%, 5/25/2022	CHF	565,000	626,326
2.00%, 6/25/2064	CHF	390,000	645,648
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 7/6/2020	CHF	675,000	$ 716,220
2.25%, 6/22/2031	CHF	270,000	351,071
2.50%, 3/8/2036	CHF	495,000	695,250
3.25%, 6/27/2027	CHF	310,000	410,409
3.50%, 4/8/2033	CHF	590,000	886,377
4.00%, 2/11/2023	CHF	815,000	986,796
4.00%, 4/8/2028	CHF	1,045,000	1,478,986
4.00%, 1/6/2049	CHF	400,000	825,117
			12,513,086
THAILAND — 1.8%
Thailand Government Bond:
1.88%, 6/17/2022	THB	30,300,000	926,008
2.00%, 12/17/2022	THB	38,100,000	1,165,814
2.13%, 12/17/2026	THB	78,100,000	2,343,621
2.55%, 6/26/2020	THB	32,520,000	1,010,210
2.88%, 6/17/2046	THB	20,950,000	598,031
3.40%, 6/17/2036	THB	13,710,000	441,809
3.58%, 12/17/2027	THB	16,000,000	534,774
3.63%, 6/16/2023	THB	66,740,000	2,179,139
3.65%, 12/17/2021	THB	63,260,000	2,038,820
3.78%, 6/25/2032	THB	10,000,000	337,969
3.85%, 12/12/2025	THB	27,200,000	913,396
4.00%, 6/17/2066	THB	31,410,000	1,022,031
4.26%, 12/12/2037	THB	85,600,000	3,068,713
4.68%, 6/29/2044	THB	21,340,000	812,105
4.75%, 12/20/2024	THB	5,000,000	174,631
4.85%, 6/17/2061	THB	32,010,000	1,250,915
4.88%, 6/22/2029	THB	55,010,000	2,030,547
Series 06-5, 5.85%, 3/31/2021	THB	11,150,000	372,701
			21,221,234
UNITED KINGDOM — 5.7%
United Kingdom Gilt:
0.50%, 7/22/2022	GBP	1,055,000	1,328,635
0.75%, 7/22/2023	GBP	1,135,000	1,434,791
1.00%, 4/22/2024	GBP	400,000	510,016
1.75%, 1/22/2049	GBP	30,000	37,376
United Kingdom Treasury Bond:
1.25%, 7/22/2027	GBP	990,000	1,267,051
1.50%, 1/22/2021	GBP	1,310,000	1,693,437
1.50%, 7/22/2026	GBP	950,000	1,246,176
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 7/22/2047	GBP	900,000	$ 1,060,328
1.63%, 10/22/2028	GBP	1,135,000	1,489,859
1.63%, 10/22/2071	GBP	440,000	539,424
1.75%, 9/7/2022	GBP	1,105,000	1,453,650
1.75%, 9/7/2037	GBP	695,000	883,399
1.75%, 7/22/2057	GBP	615,000	783,728
2.00%, 7/22/2020	GBP	1,190,000	1,544,539
2.00%, 9/7/2025	GBP	975,000	1,319,742
2.25%, 9/7/2023	GBP	1,775,000	2,399,310
2.50%, 7/22/2065	GBP	715,000	1,135,561
2.75%, 9/7/2024	GBP	1,300,000	1,818,373
3.25%, 1/22/2044	GBP	1,215,000	1,977,886
3.50%, 1/22/2045	GBP	1,030,000	1,755,397
3.50%, 7/22/2068	GBP	740,000	1,490,574
3.75%, 9/7/2020	GBP	990,000	1,323,272
3.75%, 9/7/2021	GBP	1,050,000	1,442,972
3.75%, 7/22/2052	GBP	835,000	1,593,121
4.00%, 3/7/2022	GBP	1,430,000	2,003,447
4.00%, 1/22/2060	GBP	840,000	1,780,477
4.25%, 12/7/2027	GBP	810,000	1,300,851
4.25%, 6/7/2032	GBP	1,720,000	2,914,902
4.25%, 3/7/2036	GBP	1,115,000	1,960,323
4.25%, 9/7/2039	GBP	829,000	1,505,549
4.25%, 12/7/2040	GBP	929,000	1,708,441
4.25%, 12/7/2046	GBP	880,000	1,707,298
4.25%, 12/7/2049	GBP	920,000	1,843,568
4.25%, 12/7/2055	GBP	1,270,000	2,709,045
4.50%, 9/7/2034	GBP	1,565,000	2,781,334
4.50%, 12/7/2042	GBP	950,000	1,838,051
4.75%, 3/7/2020	GBP	1,250,000	1,665,719
4.75%, 12/7/2030	GBP	1,210,000	2,105,762
4.75%, 12/7/2038	GBP	980,000	1,877,647
5.00%, 3/7/2025	GBP	1,005,000	1,585,485
6.00%, 12/7/2028	GBP	645,000	1,183,732
8.00%, 6/7/2021	GBP	885,000	1,324,186
			65,324,434
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,187,973,807)			1,131,206,406

See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $1,229,942)	1,229,942	$ 1,229,942
TOTAL INVESTMENTS — 98.2% (Cost $1,189,203,749)		1,132,436,348
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		21,004,179
NET ASSETS — 100.0%		$ 1,153,440,527
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,131,206,406	$—	$1,131,206,406
Short-Term Investment	1,229,942	—	—	1,229,942
TOTAL INVESTMENTS	$1,229,942	$1,131,206,406	$—	$1,132,436,348
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	216,818	$216,818	$63,031,846	$62,018,722	$—	$—	1,229,942	$1,229,942	$11,103
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$ 30,024,743	$ 26,387,235
0.75%, 2/15/2042	30,717,660	27,942,435
0.75%, 2/15/2045	29,313,894	26,276,006
0.88%, 2/15/2047	23,253,732	21,379,351
1.00%, 2/15/2046	25,810,791	24,515,257
1.00%, 2/15/2048	22,767,851	21,604,047
1.38%, 2/15/2044	29,650,861	30,696,673
1.75%, 1/15/2028	22,397,849	23,805,022
2.00%, 1/15/2026	30,241,390	32,292,212
2.13%, 2/15/2040	21,023,613	24,743,059
2.13%, 2/15/2041	32,872,772	38,909,569
2.38%, 1/15/2025	44,582,446	48,221,315
2.38%, 1/15/2027	24,528,187	27,098,961
2.50%, 1/15/2029	19,779,699	22,542,164
3.38%, 4/15/2032	8,581,472	11,029,869
3.63%, 4/15/2028	31,142,339	38,270,557
3.88%, 4/15/2029	35,536,665	45,281,954
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	64,150,341	62,719,229
0.13%, 4/15/2021	56,931,199	55,387,690
0.13%, 1/15/2022	54,742,891	53,160,145
0.13%, 4/15/2022	54,842,600	53,081,307
0.13%, 7/15/2022	53,507,378	52,000,486
0.13%, 1/15/2023	53,310,549	51,526,305
0.13%, 7/15/2024	51,830,362	49,748,638
0.13%, 7/15/2026	46,130,199	43,341,653
0.25%, 1/15/2025	51,950,415	49,770,596
0.38%, 7/15/2023	52,877,251	51,739,783
0.38%, 7/15/2025	51,887,518	50,070,532
0.38%, 1/15/2027	47,806,556	45,452,022
0.38%, 7/15/2027	45,298,411	43,072,103
0.50%, 1/15/2028	47,234,789	45,107,068
0.63%, 7/15/2021	47,726,595	47,219,923
0.63%, 4/15/2023	56,998,909	56,114,954
0.63%, 1/15/2024	52,737,090	51,945,885
0.63%, 1/15/2026	53,589,533	52,234,310
0.75%, 7/15/2028	43,847,181	42,954,463
1.13%, 1/15/2021	50,322,410	50,117,650
1.25%, 7/15/2020	44,560,902	44,479,004
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 1/15/2020	$25,761,741	$ 25,603,630
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,606,972,032)		1,567,843,062
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (a) (b) (Cost $1,429,274)	1,429,274	1,429,274
TOTAL INVESTMENTS — 99.7% (Cost $1,608,401,306)		1,569,272,336
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		4,272,125
NET ASSETS — 100.0%		$ 1,573,544,461
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2018.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,567,843,062	$—	$1,567,843,062
Short-Term Investment	1,429,274	—	—	1,429,274
TOTAL INVESTMENTS	$1,429,274	$1,567,843,062	$—	$1,569,272,336
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	511,934	$511,934	$32,992,977	$32,075,637	$—	$—	1,429,274	$1,429,274	$10,789
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	39,764,314	39,764,314	—	—	—	—	2,475
Total		$511,934	$72,757,291	$71,839,951	$—	$—		$1,429,274	$13,264
See accompanying notes to financial statements.
40

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 3.3%
Australia Government Bond:
0.75%, 11/21/2027	AUD	1,890,232	$ 1,340,632
1.00%, 2/21/2050	AUD	1,713,600	1,223,930
1.25%, 2/21/2022	AUD	3,085,442	2,223,211
1.25%, 8/21/2040	AUD	1,807,440	1,365,381
2.00%, 8/21/2035	AUD	1,551,200	1,292,795
2.50%, 9/20/2030	AUD	2,238,516	1,889,831
3.00%, 9/20/2025	AUD	3,167,457	2,581,003
4.00%, 8/20/2020	AUD	2,971,448	2,210,279
			14,127,062
BRAZIL — 10.2%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2020	BRL	9,703,652	2,618,422
6.00%, 5/15/2021	BRL	14,831,375	4,041,064
6.00%, 8/15/2022	BRL	24,315,267	6,664,761
6.00%, 5/15/2023	BRL	18,365,660	5,061,671
6.00%, 8/15/2024	BRL	7,731,249	2,143,643
6.00%, 8/15/2026	BRL	5,995,662	1,680,083
6.00%, 8/15/2030	BRL	6,279,667	1,787,955
6.00%, 5/15/2035	BRL	14,516,576	4,172,719
6.00%, 8/15/2040	BRL	6,784,858	1,982,026
6.00%, 5/15/2045	BRL	15,430,941	4,560,097
6.00%, 8/15/2050	BRL	26,033,797	7,777,812
6.00%, 5/15/2055	BRL	5,806,326	1,748,006
			44,238,259
CANADA — 4.5%
Canadian Government Real Return Bond:
0.50%, 12/1/2050	CAD	1,134,870	766,424
1.25%, 12/1/2047	CAD	2,990,817	2,452,676
1.50%, 12/1/2044	CAD	3,265,175	2,784,579
2.00%, 12/1/2041	CAD	2,809,095	2,574,853
3.00%, 12/1/2036	CAD	2,707,994	2,723,042
4.00%, 12/1/2031	CAD	2,956,651	3,053,179
4.25%, 12/1/2021	CAD	3,010,130	2,429,438
4.25%, 12/1/2026	CAD	2,679,429	2,514,265
			19,298,456
See accompanying notes to financial statements.
41

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
CHILE — 3.7%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	1,653,947,400	$ 2,402,093
1.50%, 3/1/2026	CLP	2,177,697,410	3,150,669
2.00%, 3/1/2035	CLP	1,902,039,510	2,805,667
3.00%, 1/1/2020	CLP	275,657,900	404,889
3.00%, 1/1/2040	CLP	385,921,060	657,451
3.00%, 1/1/2042	CLP	358,355,270	615,495
3.00%, 1/1/2044	CLP	1,777,993,455	3,092,661
Bonos del Banco Central de Chile en UF:
3.00%, 2/1/2021	CLP	551,315,800	825,121
3.00%, 3/1/2022	CLP	303,223,690	461,208
3.00%, 3/1/2023	CLP	110,263,160	170,290
3.00%, 5/1/2028	CLP	110,263,160	179,445
3.00%, 2/1/2031	CLP	385,921,060	638,797
3.00%, 2/1/2041	CLP	303,223,690	522,485
			15,926,271
COLOMBIA — 2.9%
Colombian TES:
3.00%, 3/25/2033	COP	4,691,984,400	1,351,727
3.30%, 3/17/2027	COP	4,978,716,780	1,579,990
3.50%, 3/10/2021	COP	8,445,571,920	2,705,311
3.50%, 5/7/2025	COP	4,744,117,560	1,537,237
4.75%, 2/23/2023	COP	9,462,168,540	3,202,313
4.75%, 4/4/2035	COP	6,242,945,910	2,190,495
			12,567,073
FRANCE — 11.9%
French Republic Government Bond OAT:
0.10%, 3/1/2021	EUR	1,587,906	1,863,614
0.10%, 7/25/2021	EUR	2,338,291	2,742,494
0.10%, 3/1/2025	EUR	2,017,827	2,400,997
0.10%, 3/1/2028	EUR	1,756,525	2,090,055
0.10%, 7/25/2036 (a)	EUR	921,420	1,087,836
0.10%, 7/25/2047 (a)	EUR	1,818,040	2,127,887
0.25%, 7/25/2024	EUR	3,833,075	4,677,319
0.70%, 7/25/2030 (a)	EUR	2,113,715	2,702,727
1.10%, 7/25/2022	EUR	3,443,908	4,262,646
1.80%, 7/25/2040 (a)	EUR	2,920,694	4,710,595
1.85%, 7/25/2027	EUR	4,562,193	6,343,993
2.10%, 7/25/2023	EUR	3,406,380	4,416,111
See accompanying notes to financial statements.
42

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 7/25/2020	EUR	4,153,475	$ 5,003,770
3.15%, 7/25/2032	EUR	2,181,363	3,675,523
3.40%, 7/25/2029	EUR	2,239,381	3,608,597
			51,714,164
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	3,863,935	4,652,069
0.10%, 4/15/2026	EUR	3,346,343	4,143,382
0.10%, 4/15/2046	EUR	1,934,127	2,706,858
0.50%, 4/15/2030	EUR	2,603,205	3,434,984
1.75%, 4/15/2020	EUR	4,013,997	4,715,638
			19,652,931
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
0.10%, 10/30/2020	ILS	5,798,361	1,568,121
0.75%, 10/31/2025	ILS	6,349,559	1,737,946
0.75%, 5/31/2027	ILS	5,881,119	1,587,914
1.00%, 5/31/2045	ILS	4,857,266	1,089,503
1.75%, 9/29/2023	ILS	6,319,056	1,826,146
2.75%, 9/30/2022	ILS	6,342,323	1,885,032
2.75%, 8/30/2041	ILS	7,411,457	2,441,354
4.00%, 5/30/2036	ILS	8,590,331	3,273,684
Israel Government Bond - Galil:
4.00%, 7/30/2021	ILS	8,019,552	2,391,232
4.00%, 7/31/2024	ILS	5,577,097	1,804,720
			19,605,652
ITALY — 4.7%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	902,415	1,004,279
0.10%, 5/15/2023	EUR	614,928	671,378
1.25%, 9/15/2032 (a)	EUR	1,767,626	1,840,954
1.30%, 5/15/2028 (a)	EUR	1,663,232	1,816,818
2.10%, 9/15/2021 (a)	EUR	2,571,247	3,060,573
2.35%, 9/15/2024 (a)	EUR	1,569,105	1,892,327
2.35%, 9/15/2035 (a)	EUR	2,146,504	2,589,864
2.55%, 9/15/2041 (a)	EUR	1,334,509	1,619,046
2.60%, 9/15/2023 (a)	EUR	2,852,136	3,478,040
3.10%, 9/15/2026 (a)	EUR	1,959,406	2,480,953
			20,454,232
See accompanying notes to financial statements.
43

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
JAPAN — 4.7%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	142,528,000	$ 1,326,570
0.10%, 3/10/2024	JPY	193,938,300	1,811,723
0.10%, 9/10/2024	JPY	284,653,000	2,664,112
0.10%, 3/10/2025	JPY	526,785,000	4,941,643
0.10%, 3/10/2026	JPY	414,770,990	3,907,668
0.10%, 3/10/2027	JPY	472,932,900	4,465,930
0.10%, 3/10/2028	JPY	118,940,460	1,120,124
			20,237,770
MEXICO — 4.9%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	55,915,147	2,632,650
2.50%, 12/10/2020	MXN	65,535,291	3,211,017
4.00%, 11/30/2028	MXN	30,199,160	1,522,889
4.00%, 11/15/2040	MXN	85,304,851	4,252,735
4.00%, 11/8/2046	MXN	65,068,294	3,248,236
4.50%, 12/4/2025	MXN	71,855,322	3,739,341
4.50%, 11/22/2035	MXN	49,439,450	2,638,344
			21,245,212
NEW ZEALAND — 1.3%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	2,202,758	1,565,846
2.50%, 9/20/2035	NZD	1,059,153	807,846
2.50%, 9/20/2040	NZD	1,600,840	1,231,414
3.00%, 9/20/2030	NZD	2,469,567	1,948,085
			5,553,191
SOUTH AFRICA — 3.6%
South Africa Government Bond - CPI Linked:
1.88%, 3/31/2029	ZAR	10,881,217	666,999
1.88%, 2/28/2033	ZAR	14,169,166	828,096
2.00%, 1/31/2025	ZAR	22,680,613	1,477,715
2.25%, 1/31/2038	ZAR	17,252,415	1,021,185
2.50%, 3/31/2046	ZAR	18,772,436	1,110,933
2.50%, 12/31/2050	ZAR	34,332,961	1,994,433
2.60%, 3/31/2028	ZAR	20,811,363	1,374,368
2.75%, 1/31/2022	ZAR	19,763,044	1,368,080
3.45%, 12/7/2033	ZAR	36,836,946	2,611,840
See accompanying notes to financial statements.
44

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
5.50%, 12/7/2023	ZAR	40,250,500	$ 3,130,274
			15,583,923
SOUTH KOREA — 0.7%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	2,555,021,600	2,284,496
1.50%, 6/10/2021	KRW	737,308,740	676,534
			2,961,030
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	296,444	349,184
0.30%, 11/30/2021	EUR	2,191,621	2,594,025
0.55%, 11/30/2019 (a)	EUR	3,022,700	3,497,457
0.65%, 11/30/2027 (a)	EUR	2,801,142	3,344,092
0.70%, 11/30/2033 (a)	EUR	1,022,220	1,169,357
1.00%, 11/30/2030 (a)	EUR	2,936,474	3,564,998
1.80%, 11/30/2024 (a)	EUR	4,200,509	5,418,783
			19,937,896
SWEDEN — 2.7%
Sweden Inflation Linked Bond:
0.13%, 6/1/2026	SEK	9,012,831	1,154,689
0.13%, 6/1/2032 (a)	SEK	9,099,841	1,211,629
0.25%, 6/1/2022 (a)	SEK	16,574,950	2,030,839
1.00%, 6/1/2025	SEK	11,120,957	1,484,955
3.50%, 12/1/2028 (a)	SEK	15,232,870	2,615,598
4.00%, 12/1/2020 (a)	SEK	24,221,441	3,068,932
			11,566,642
TURKEY — 3.8%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	5,038,325	824,221
2.00%, 10/26/2022	TRY	9,786,990	1,700,214
2.00%, 9/18/2024	TRY	9,521,698	1,575,759
2.00%, 4/16/2025	TRY	9,064,395	1,503,065
2.40%, 5/8/2024	TRY	6,958,200	1,194,588
2.70%, 1/14/2026	TRY	11,146,456	1,914,472
2.80%, 11/8/2023	TRY	8,708,660	1,523,234
2.90%, 7/7/2027	TRY	7,759,221	1,328,587
2.90%, 1/12/2028	TRY	1,237,654	209,019
3.00%, 1/6/2021	TRY	6,155,389	1,122,940
3.00%, 7/21/2021	TRY	4,416,636	790,709
See accompanying notes to financial statements.
45

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description		Principal Amount	Value
3.00%, 2/23/2022	TRY	3,389,821	$ 611,854
3.00%, 8/2/2023	TRY	6,265,310	1,173,676
4.00%, 4/1/2020	TRY	4,406,014	810,936
			16,283,274
UNITED KINGDOM — 22.8%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	2	3
0.13%, 3/22/2024	GBP	2,121,742	3,039,032
0.13%, 3/22/2026	GBP	2,181,227	3,243,244
0.13%, 8/10/2028	GBP	529,781	826,051
0.13%, 3/22/2029	GBP	1,557,712	2,441,211
0.13%, 11/22/2036	GBP	1,695,849	3,022,708
0.13%, 8/10/2041	GBP	507,915	958,664
0.13%, 3/22/2044	GBP	2,082,998	4,038,757
0.13%, 3/22/2046	GBP	1,765,696	3,504,245
0.13%, 8/10/2048	GBP	895,517	1,841,945
0.13%, 11/22/2056	GBP	606,816	1,396,005
0.13%, 3/22/2058	GBP	1,184,035	2,766,930
0.13%, 11/22/2065	GBP	928,506	2,453,296
0.13%, 3/22/2068	GBP	1,708,981	4,725,872
0.25%, 3/22/2052	GBP	1,762,980	3,942,981
0.38%, 3/22/2062	GBP	1,694,894	4,536,526
0.50%, 3/22/2050	GBP	1,666,400	3,831,330
0.63%, 3/22/2040	GBP	2,266,460	4,563,916
0.63%, 11/22/2042	GBP	1,660,356	3,511,511
0.75%, 3/22/2034	GBP	2,198,930	4,052,742
0.75%, 11/22/2047	GBP	1,951,196	4,547,031
1.13%, 11/22/2037	GBP	1,997,473	4,184,875
1.25%, 11/22/2027	GBP	2,858,539	4,804,728
1.25%, 11/22/2032	GBP	2,292,687	4,366,663
1.25%, 11/22/2055	GBP	1,850,201	5,504,329
1.88%, 11/22/2022	GBP	2,586,771	3,846,243
2.00%, 1/26/2035	GBP	1,414,819	3,068,085
2.50%, 4/16/2020	GBP	3,082,958	4,177,037
2.50%, 7/17/2024	GBP	1,221,460	1,978,650
4.13%, 7/22/2030	GBP	1,516,736	3,441,944
			98,616,554
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $440,585,598)			429,569,592

See accompanying notes to financial statements.
46

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d) (Cost $79,206)	79,206	$ 79,206
TOTAL INVESTMENTS — 99.3% (Cost $440,664,804)		429,648,798
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		3,000,363
NET ASSETS — 100.0%		$ 432,649,161
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.0% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CLP—	Chilean Peso
COP—	Colombian Peso
EUR—	Euro
GBP—	British Pound
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
NZD—	New Zealand Dollar
SEK—	Swedish Krona
TRY—	Turkish New Lira
ZAR—	South African Rand
See accompanying notes to financial statements.
47

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$429,569,592	$—	$429,569,592
Short-Term Investment	79,206	—	—	79,206
TOTAL INVESTMENTS	$79,206	$429,569,592	$—	$429,648,798
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$14,715,807	$14,636,601	$—	$—	79,206	$79,206	$3,146
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$302,514,734	$8,664,042,345
Investments in affiliated issuers, at value	84,714	2,352,989
Total Investments	302,599,448	8,666,395,334
Cash	145	—
Receivable for investments sold	3,907,192	—
Receivable for fund shares sold	—	96,015,142
Dividends receivable — affiliated issuers	525	9,623
Interest receivable — unaffiliated issuers	859,757	—
Securities lending income receivable — unaffiliated issuers	31	—
TOTAL ASSETS	307,367,098	8,762,420,099
LIABILITIES
Payable for investments purchased	3,879,203	93,262,776
Advisory fee payable	38,695	863,554
Trustees’ fees and expenses payable	174	672
TOTAL LIABILITIES	3,918,072	94,127,002
NET ASSETS	$303,449,026	$8,668,293,097
NET ASSETS CONSIST OF:
Paid-in Capital	$312,108,974	$8,671,023,789
Total distributable earnings (loss)	(8,659,948)	(2,730,692)
NET ASSETS	$303,449,026	$8,668,293,097
NET ASSET VALUE PER SHARE
Net asset value per share	$ 18.85	$ 91.44
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,100,000	94,794,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$309,635,267	$8,663,780,453
Investments in affiliated issuers	84,714	2,352,989
Total cost of investments	$309,719,981	$8,666,133,442
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation-Protected Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$1,131,206,406	$1,567,843,062	$429,569,592
Investments in affiliated issuers, at value	1,229,942	1,429,274	79,206
Total Investments	1,132,436,348	1,569,272,336	429,648,798
Foreign currency, at value	1,330,328	—	973,108
Cash	23,134	878	664
Receivable for investments sold	9,906,757	31,788,134	—
Receivable for fund shares sold	11,011,342	—	—
Dividends receivable — unaffiliated issuers	—	—	5,334
Dividends receivable — affiliated issuers	9,784	1,570	780
Interest receivable — unaffiliated issuers	8,716,736	5,220,747	2,232,164
Securities lending income receivable — unaffiliated issuers	—	131	—
Receivable for foreign taxes recoverable	379,144	—	—
Other Receivable	56,212	—	1,527
TOTAL ASSETS	1,163,869,785	1,606,283,796	432,862,375
LIABILITIES
Payable for investments purchased	10,103,639	16,359,681	—
Payable for fund shares repurchased	—	16,166,253	—
Deferred foreign taxes payable	779	—	25,100
Advisory fee payable	319,252	211,042	186,484
Trustees’ fees and expenses payable	5,588	2,359	1,630
TOTAL LIABILITIES	10,429,258	32,739,335	213,214
NET ASSETS	$1,153,440,527	$1,573,544,461	$432,649,161
NET ASSETS CONSIST OF:
Paid-in Capital	$1,225,042,914	$1,634,905,248	$470,817,802
Total distributable earnings (loss)*	(71,602,387)	(61,360,787)	(38,168,641)
NET ASSETS	$1,153,440,527	$1,573,544,461	$432,649,161
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.53	$ 53.89	$ 52.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	41,900,038	29,200,225	8,300,483
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,187,973,807	$1,606,972,032	$440,585,598
Investments in affiliated issuers	1,229,942	1,429,274	79,206
Total cost of investments	$1,189,203,749	$1,608,401,306	$440,664,804
Foreign currency, at cost	$ 1,335,164	$ —	$ 961,796
* Includes deferred foreign taxes	$ 779	$ —	$ 23,173
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 3,331,633	$50,344,956
Dividend income — affiliated issuers	2,824	45,654
Unaffiliated securities lending income	31	—
Affiliated securities lending income	227	—
TOTAL INVESTMENT INCOME (LOSS)	3,334,715	50,390,610
EXPENSES
Advisory fee	224,370	3,172,195
Trustees’ fees and expenses	2,048	30,202
TOTAL EXPENSES	226,418	3,202,397
NET INVESTMENT INCOME (LOSS)	3,108,297	47,188,213
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(790,815)	(154,477)
In-kind redemptions — unaffiliated issuers	(245,874)	(6,669)
Net realized gain (loss)	(1,036,689)	(161,146)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,789,425)	43,347
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,826,114)	(117,799)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,717,817)	$47,070,414
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation-Protected Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 10,127,332	$ 16,567,725	$ 11,953,031
Dividend income — affiliated issuers	11,103	10,789	3,146
Unaffiliated securities lending income	—	206	—
Affiliated securities lending income	—	2,475	—
Foreign taxes withheld	(17,325)	—	(50,452)
TOTAL INVESTMENT INCOME (LOSS)	10,121,110	16,581,195	11,905,725
EXPENSES
Advisory fee	2,277,204	1,061,485	1,218,324
Trustees’ fees and expenses	12,492	9,506	4,639
Miscellaneous expenses	2,202	—	3,850
TOTAL EXPENSES	2,291,898	1,070,991	1,226,813
NET INVESTMENT INCOME (LOSS)	7,829,212	15,510,204	10,678,912
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(8,959,357)	(3,539,715)	(19,940,763)
In-kind redemptions — unaffiliated issuers	(1,332,494)	1,379,614	1,168,808
Foreign currency transactions	(1,857,170)	—	(950,531)
Net realized gain (loss)	(12,149,021)	(2,160,101)	(19,722,486)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(3,284,686)	(28,856,542)	(3,964,408)
Foreign currency translations	245,195	—	151,043
Net change in unrealized appreciation/depreciation	(3,039,491)	(28,856,542)	(3,813,365)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,188,512)	(31,016,643)	(23,535,851)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (7,359,300)	$(15,506,439)	$(12,856,939)
* Includes foreign capital gain taxes	$ —	$ —	$ 1,800
** Includes foreign deferred taxes	$ (779)	$ —	$ (9,879)
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,108,297	$ 4,885,087
Net realized gain (loss)	(1,036,689)	(515,229)
Net change in unrealized appreciation/depreciation	(3,789,425)	(2,191,499)
Net increase (decrease) in net assets resulting from operations	(1,717,817)	2,178,359
Net equalization credits and charges	646	(643,605)
Distributions to shareholders (Note 12):	(4,680,380)	(3,520,399)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	81,783,897	152,478,716
Cost of shares redeemed	(30,132,014)	(7,743,726)
Net income equalization	(646)	643,605
Net increase (decrease) in net assets from beneficial interest transactions	51,651,237	145,378,595
Net increase (decrease) in net assets during the period	45,253,686	143,392,950
Net assets at beginning of period	258,195,340	114,802,390
NET ASSETS AT END OF PERIOD	$303,449,026	$258,195,340
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,300,000	7,900,000
Shares redeemed	(1,600,000)	(400,000)
Net increase (decrease)	2,700,000	7,500,000
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 47,188,213	$ 29,305,366
Net realized gain (loss)	(161,146)	(27,170)
Net change in unrealized appreciation/depreciation	43,347	137,804
Net increase (decrease) in net assets resulting from operations	47,070,414	29,416,000
Distributions to shareholders (Note 12):	(54,572,170)	(25,592,302)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,040,501,571	4,911,881,769
Cost of shares redeemed	(1,729,259,502)	(3,202,258,576)
Net increase (decrease) in net assets from beneficial interest transactions	5,311,242,069	1,709,623,193
Contribution from Adviser (Note 3)	—	2,361
Net increase (decrease) in net assets during the period	5,303,740,313	1,713,449,252
Net assets at beginning of period	3,364,552,784	1,651,103,532
NET ASSETS AT END OF PERIOD	$ 8,668,293,097	$ 3,364,552,784
SHARES OF BENEFICIAL INTEREST:
Shares sold	76,950,000	53,700,000
Shares redeemed	(18,900,000)	(35,005,728)
Net increase (decrease)	58,050,000	18,694,272
(a) On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,829,212	$ 17,572,472
Net realized gain (loss)	(12,149,021)	7,036,684
Net change in unrealized appreciation/depreciation	(3,039,491)	(12,657,572)
Net increase (decrease) in net assets resulting from operations	(7,359,300)	11,951,584
Distributions to shareholders (Note 12):	(7,552,081)	(13,583,640)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	117,321,326	856,112,695
Cost of shares redeemed	(468,816,623)	(903,851,573)
Other capital	216,146	584,123
Net increase (decrease) in net assets from beneficial interest transactions	(351,279,151)	(47,154,755)
Net increase (decrease) in net assets during the period	(366,190,532)	(48,786,811)
Net assets at beginning of period	1,519,631,059	1,568,417,870
NET ASSETS AT END OF PERIOD	$1,153,440,527	$1,519,631,059
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,300,000	29,500,000
Shares redeemed	(16,900,000)	(31,900,000)
Net increase (decrease)	(12,600,000)	(2,400,000)
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays TIPS ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,510,204	$ 29,065,753
Net realized gain (loss)	(2,160,101)	(198,348)
Net change in unrealized appreciation/depreciation	(28,856,542)	(6,780,717)
Net increase (decrease) in net assets resulting from operations	(15,506,439)	22,086,688
Net equalization credits and charges	(3,287,405)	(2,154,935)
Distributions to shareholders (Note 12):	(20,701,911)	(35,026,367)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	505,989,764	434,846,554
Cost of shares redeemed	(139,932,365)	(99,555,279)
Net income equalization	3,287,405	2,154,935
Other capital	111	—
Net increase (decrease) in net assets from beneficial interest transactions	369,344,915	337,446,210
Net increase (decrease) in net assets during the period	329,849,160	322,351,596
Net assets at beginning of period	1,243,695,301	921,343,705
NET ASSETS AT END OF PERIOD	$1,573,544,461	$1,243,695,301
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,400,000	7,800,000
Shares redeemed	(2,600,000)	(1,800,000)
Net increase (decrease)	6,800,000	6,000,000
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,678,912	$ 16,642,050
Net realized gain (loss)	(19,722,486)	(2,203,778)
Net change in unrealized appreciation/depreciation	(3,813,365)	(19,208,816)
Net increase (decrease) in net assets resulting from operations	(12,856,939)	(4,770,544)
Distributions to shareholders (Note 12):	(12,561,871)	(15,553,008)
Return of capital	—	(2,126,392)
Total Distributions	(12,561,871)	(17,679,400)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	198,651,006
Cost of shares redeemed	(110,300,935)	(105,355,278)
Other capital	210,907	1,061,317
Net increase (decrease) in net assets from beneficial interest transactions	(110,090,028)	94,357,045
Contribution from Affiliate (Note 3)	—	14,645
Net increase (decrease) in net assets during the period	(135,508,838)	71,921,746
Net assets at beginning of period	568,157,999	496,236,253
NET ASSETS AT END OF PERIOD	$ 432,649,161	$ 568,157,999
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	3,400,000
Shares redeemed	(2,100,000)	(1,900,000)
Net increase (decrease)	(2,100,000)	1,500,000
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 19.27	$ 19.46	$ 19.89	$ 19.29	$ 19.93	$19.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.53	0.38	0.19	(0.06)	0.21
Net realized and unrealized gain (loss) (b)	(0.30)	(0.21)	(0.47)	0.47	(0.11)	0.45
Total from investment operations	(0.10)	0.32	(0.09)	0.66	(0.17)	0.66
Net equalization credits and charges (a)	0.00(c)	(0.07)	0.01	(0.05)	(0.25)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.32)	(0.44)	(0.35)	(0.01)	(0.22)	(0.12)
Net asset value, end of period	$ 18.85	$ 19.27	$ 19.46	$ 19.89	$ 19.29	$19.93
Total return (d)	(0.55)%	1.31%	(0.41)%	3.16%	(2.10)%	3.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$303,449	$258,195	$114,802	$23,867	$19,293	$9,963
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.08%(e)	2.73%	1.94%	0.96%	(0.32)%	1.06%
Portfolio turnover rate (f)	8%(g)	21%	22%	23%	28%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 91.57	$ 91.48	$ 91.42	$ 91.42	$ 91.52	$ 91.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.92	1.15	0.28	0.00(c)	(0.10)	(0.08)
Net realized and unrealized gain (loss) (d)	(0.04)	(0.10)	(0.00)(c)	0.08	0.08	(0.08)
Total from investment operations	0.88	1.05	0.28	0.08	(0.02)	(0.16)
Net equalization credits and charges (b)	—	—	(0.00)(c)	(0.08)	(0.08)	0.08
Contribution from Adviser (Note 3)	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.01)	(0.96)	(0.22)	—	—	—
Net asset value, end of period	$ 91.44	$ 91.57	$ 91.48	$ 91.42	$ 91.42	$ 91.52
Total return (e)	0.98%	1.16%	0.31%	0.01%	(0.11)%	(0.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,668,293	$3,364,553	$1,651,104	$1,883,265	$1,403,188	$979,258
Ratios to average net assets:
Total expenses	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.00%(f)	1.26%	0.30%	0.01%	(0.12)%	(0.09)%
Portfolio turnover rate (g)	238%(h)	625%	620%	685%	620%	577%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34	$ 28.15
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.31	0.46	0.50	0.46	0.60
Net realized and unrealized gain (loss) (c)	(0.37)	0.24	(1.51)	2.01	(4.37)	2.05
Total from investment operations	(0.18)	0.55	(1.05)	2.51	(3.91)	2.65
Net equalization credits and charges (b)	—	—	—	—	(0.02)	—
Other capital (b)	0.01	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.18)	(0.24)	—	—	(0.18)	(0.46)
Net realized gains	—	—	—	—	(0.16)	(0.01)
Total distributions	(0.18)	(0.24)	—	—	(0.34)	(0.47)
Net asset value, end of period	$ 27.53	$ 27.88	$ 27.56	$ 28.60	$ 26.08	$ 30.34
Total return (d)	(0.61)%	2.02%	(3.61)%	9.67%	(13.01)%	9.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,153,441	$1,519,631	$1,568,418	$1,675,762	$1,449,792	$2,426,951
Ratios to average net assets:
Total expenses	0.41%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.40%(e)	1.09%	1.46%	1.86%	1.62%	2.05%
Portfolio turnover rate (f)	7%(g)	29%	25%	24%	19%	40%
(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays TIPS ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 55.52	$ 56.18	$ 58.09	$ 55.87	$ 57.38	$ 55.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	1.50	1.27	0.68	(0.07)	1.00
Net realized and unrealized gain (loss) (b)	(1.27)	(0.23)	(1.73)	1.80	(0.94)	1.51
Total from investment operations	(0.67)	1.27	(0.46)	2.48	(1.01)	2.51
Net equalization credits and charges (a)	(0.13)	(0.11)	(0.00)(c)	(0.02)	(0.04)	(0.01)
Other capital	0.00(c)	—	(0.00)(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.83)	(1.82)	(1.45)	(0.24)	(0.46)	(0.77)
Net asset value, end of period	$ 53.89	$ 55.52	$ 56.18	$ 58.09	$ 55.87	$ 57.38
Total return (d)	(1.46)%	2.10%	(0.82)%	4.42%	(1.84)%	4.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,573,544	$1,243,695	$921,344	$691,343	$653,662	$596,730
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.17%	0.19%
Net investment income (loss)	2.19%(e)	2.69%	2.22%	1.21%	(0.12)%	1.79%
Portfolio turnover rate (f)	5%(g)	15%	18%	17%	18%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Net asset value, beginning of period	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28	$ 57.56
Income (loss) from investment operations:
Net investment income (loss) (a)	1.17	1.73	1.86	1.39	1.36	1.99
Net realized and unrealized gain (loss) (b)	(2.34)	(1.11)	(0.65)	(0.37)	(8.43)	4.20
Total from investment operations	(1.17)	0.62	1.21	1.02	(7.07)	6.19
Contribution from Affiliate	—	0.00(c)	—	—	—	—
Other capital (a)	0.02	0.11	0.07	0.08	0.10	0.05
Distributions to shareholders from:
Net investment income	(1.36)	(1.18)	—	(0.05)	(0.43)	(1.49)
Net realized gains	—	(0.47)	(0.66)	(0.53)	(0.27)	(0.03)
Return of Capital	—	(0.20)	—	—	—	—
Total distributions	(1.36)	(1.85)	(0.66)	(0.58)	(0.70)	(1.52)
Net asset value, end of period	$ 52.12	$ 54.63	$ 55.75	$ 55.13	$ 54.61	$ 62.28
Total return (d)	(2.14)%	1.21%	2.39%	2.12%	(11.25)%	10.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$432,649	$568,158	$496,236	$617,443	$769,996	$959,208
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	4.38%(e)	3.02%	3.39%	2.63%	2.35%	3.35%
Portfolio turnover rate (f)	40%(g)	32%	42%	52%	36%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays TIPS ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends if any,
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR FTSE International Government Inflation-Protected Bond ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

deferred as of December 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2018:
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays TIPS ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345
67

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Annual Rate
SPDR Bloomberg Barclays International Treasury Bond ETF(a)	0.35%
SPDR Bloomberg Barclays TIPS ETF	0.15
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
(a)	Prior to October 31, 2018 the annual rate was 0.50%.
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 22,490,236	$ 25,603,894	$ —	$ —
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11,943,129,646	11,994,569,477	—	—
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	84,094,047	152,891,505
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays TIPS ETF	$ 76,398,454	$ 91,694,384	$ —	$ —
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	259,683,189	216,670,573
For the period ended December 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 81,595,635	$ 30,061,923	$ (245,874)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,035,222,600	1,728,334,210	(6,669)
SPDR Bloomberg Barclays International Treasury Bond ETF	100,593,142	388,092,169	(1,332,494)
SPDR Bloomberg Barclays TIPS ETF	509,004,753	140,771,809	1,379,614
SPDR FTSE International Government Inflation-Protected Bond ETF	—	25,842,060	1,168,808
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 309,719,981	$ —	$ 7,120,533	$ (7,120,533)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,666,133,442	311,730	49,838	261,892
SPDR Bloomberg Barclays International Treasury Bond ETF	1,189,203,749	11,856,298	68,623,699	(56,767,401)
SPDR Bloomberg Barclays TIPS ETF	1,608,401,306	—	39,128,971	(39,128,971)
SPDR FTSE International Government Inflation-Protected Bond ETF	440,664,804	16,843,888	27,859,894	(11,016,006)
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The Fund's did not have any securities on loan at December 31, 2018.
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following Funds participate in the credit facility as of December 31, 2018:
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

11.    Stock Splits
The Board authorized a 1-for-2 reverse stock split for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF effective after the close of trading on November 29, 2017, for the shareholders of record on November 27, 2017. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
12.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 3,520,399	$ —	$ —	$ 3,520,399	$ 1,631,078
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	25,592,302	—	—	25,592,302	4,669,374
SPDR Bloomberg Barclays International Treasury Bond ETF	13,583,640	—	—	13,583,640	(1,481,246)
SPDR Bloomberg Barclays TIPS ETF	35,026,367	—	—	35,026,367	(14,461)
SPDR FTSE International Government Inflation-Protected Bond ETF	11,405,631	4,147,377	2,126,392	17,679,400	(818,902)
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
75

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
76

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays International Treasury Bond ETF
Annualized Expense Ratio	0.15%	0.14%	0.41%
Actual:
Ending Account Value	$ 994.50	$1,009.80	$ 993.90
Expenses Paid During Period(a)	0.75	0.71	2.06
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.50	1,023.10
Expenses Paid During Period(a)	0.77	0.71	2.09
	SPDR Bloomberg Barclays TIPS ETF	SPDR FTSE International Government Inflation- Protected Bond ETF
Annualized Expense Ratio	0.15%	0.50%
Actual:
Ending Account Value	$ 985.40	$ 978.60
Expenses Paid During Period(a)	0.75	2.49
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,022.70
Expenses Paid During Period(a)	0.77	2.55
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
77

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
78

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRINTLSAR

Semi-Annual Report
December 31, 2018
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00% 8/1/2038	0.5%
New York, NY, City Transitional Finance Authority Building Aid Revenue 5.00% 7/15/2036	0.3
Metropolitan New York, NY, Transportation Authority Revenue 5.00% 11/15/2034	0.3
Prince George's County, MD, General Obligation 5.00% 7/15/2028	0.3
California, Bay Area Toll Authority Revenue VRN 2.63% 4/1/2045	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Municipal Bonds & Notes	98.6%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2018

% of Total Investments
California	20.3%
New York	16.9
Texas	12.8
Massachusetts	4.9
Washington	4.2
Florida	4.1
Maryland	3.4
Virginia	2.5
Georgia	2.2
Ohio	2.0
TOTAL	73.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
Connecticut, State Health & Educational Facility Authority Revenue VRN 5.00% 7/1/2057	0.9%
San Diego County, CA, Water Authority Financing Corp., Revenue 5.00% 5/1/2021	0.8
California, Bay Area Toll Authority, Toll Bridge Revenue VRN 2.25% 4/1/2045	0.7
California, State General Obligation 5.00% 11/1/2022	0.7
Los Angeles, CA, Unified School District, General Obligation 5.00% 7/1/2022	0.7
TOTAL	3.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2018

% of Net Assets
Municipal Bonds & Notes	98.6%
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2018

% of Total Investments
California	18.3%
New York	13.5
Texas	12.7
Maryland	6.6
Massachusetts	4.5
Virginia	3.7
Florida	3.4
Wisconsin	3.3
Washington	2.9
Ohio	2.9
TOTAL	71.8%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 1.1%
Other Securities		$ 30,852,603
ALASKA — 0.1%
Other Securities		2,021,363
ARIZONA — 1.9%
Arizona, State Transportation Board, Highway Revenue 5.00%, 7/1/2035	$ 5,000,000	5,739,000
Other Securities		48,198,852
		53,937,852
ARKANSAS — 0.2%
Other Securities		5,967,745
CALIFORNIA — 20.0%
California, Bay Area Toll Authority Revenue 2.63%, 4/1/2045 (a)	8,000,000	8,141,360
California, State General Obligation:
3.00%, 12/1/2019	100,000	101,288
3.00%, 10/1/2027	100,000	102,658
3.25%, 3/1/2032	250,000	251,523
3.50%, 8/1/2027	175,000	190,549
3.63%, 10/1/2047	200,000	193,902
3.75%, 12/1/2034	100,000	101,109
4.00%, 5/1/2023	225,000	244,829
4.00%, 11/1/2023	160,000	175,349
4.00%, 12/1/2032	305,000	319,677
4.00%, 8/1/2033	205,000	218,655
4.00%, 9/1/2033	1,035,000	1,104,604
4.00%, 11/1/2036	30,000	31,761
4.00%, 11/1/2044	210,000	215,372
4.00%, 9/1/2046	225,000	231,275
4.50%, 8/1/2020	3,000,000	3,134,970
5.00%, 10/1/2019	200,000	205,052
5.00%, 11/1/2019	160,000	164,493
5.00%, 8/1/2020	1,215,000	1,279,091
5.00%, 9/1/2020	150,000	158,324
5.00%, 11/1/2020	1,285,000	1,363,128
5.00%, 8/1/2021	2,000,000	2,163,640
5.00%, 9/1/2021	3,415,000	3,703,192
5.00%, 12/1/2021	280,000	305,631
5.00%, 8/1/2022	375,000	416,396
See accompanying notes to financial statements.
3

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2022	$ 2,025,000	$ 2,252,793
5.00%, 10/1/2022	2,845,000	3,172,061
5.00%, 11/1/2022	110,000	122,874
5.00%, 3/1/2023	300,000	337,545
5.00%, 8/1/2023	600,000	681,456
5.00%, 9/1/2023	545,000	620,008
5.00%, 10/1/2023	640,000	729,274
5.00%, 11/1/2023	3,745,000	4,276,153
5.00%, 3/1/2024	1,920,000	2,208,192
5.00%, 8/1/2024	4,260,000	4,941,046
5.00%, 9/1/2024	720,000	836,726
5.00%, 12/1/2024	650,000	741,754
5.00%, 3/1/2025	435,000	509,729
5.00%, 8/1/2025	455,000	537,196
5.00%, 9/1/2025	235,000	277,791
5.00%, 10/1/2025	420,000	486,805
5.00%, 12/1/2025	625,000	710,400
5.00%, 3/1/2026	1,345,000	1,570,126
5.00%, 8/1/2026	1,595,000	1,905,766
5.00%, 10/1/2026	1,455,000	1,716,816
5.00%, 11/1/2026	320,000	365,822
5.00%, 12/1/2026	200,000	226,728
5.00%, 8/1/2027	4,430,000	5,190,902
5.00%, 9/1/2027	165,000	177,672
5.00%, 10/1/2027	170,000	200,586
5.00%, 11/1/2027	400,000	466,628
5.00%, 12/1/2027	355,000	400,671
5.00%, 8/1/2028	1,545,000	1,806,278
5.00%, 9/1/2028	2,120,000	2,306,099
5.00%, 10/1/2028	660,000	755,357
5.00%, 8/1/2029	765,000	895,832
5.00%, 9/1/2029	1,705,000	1,856,815
5.00%, 10/1/2029	750,000	860,858
5.00%, 8/1/2030	1,930,000	2,222,202
5.00%, 9/1/2030	1,055,000	1,193,145
5.00%, 11/1/2030	500,000	595,835
5.00%, 5/1/2031	300,000	337,185
5.00%, 9/1/2031	1,915,000	2,212,421
5.00%, 3/1/2032	280,000	317,848
5.00%, 8/1/2032	2,255,000	2,553,092
5.00%, 10/1/2032	1,295,000	1,464,231
See accompanying notes to financial statements.
4

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2033	$ 2,175,000	$ 2,443,033
5.00%, 9/1/2033	50,000	55,489
5.00%, 10/1/2033	570,000	642,213
5.00%, 8/1/2034	2,350,000	2,669,153
5.00%, 9/1/2034	290,000	334,570
5.00%, 10/1/2034	155,000	174,110
5.00%, 8/1/2035	3,405,000	3,862,766
5.00%, 9/1/2035	230,000	264,663
5.00%, 10/1/2035	435,000	497,340
5.00%, 8/1/2036	1,370,000	1,568,444
5.00%, 9/1/2036	1,390,000	1,593,301
5.00%, 10/1/2037	90,000	100,385
5.00%, 10/1/2039	990,000	1,109,545
5.00%, 12/1/2043	1,740,000	1,914,470
5.00%, 10/1/2044	3,095,000	3,427,867
5.00%, 3/1/2045	1,420,000	1,572,721
5.00%, 8/1/2045	3,530,000	3,932,914
5.00%, 9/1/2045	200,000	225,584
4.00%, 12/1/2030 (a)	135,000	140,933
Series B, 5.00%, 9/1/2023	2,900,000	3,299,127
Series B, 5.00%, 9/1/2025	100,000	118,209
Series C, 5.00%, 9/1/2032	1,350,000	1,546,060
Series C, 5.00%, 9/1/2034	155,000	176,292
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,000,000	5,703,150
East Bay, CA, Municipal Utility District, Water System Revenue Series A, 5.00%, 6/1/2037	7,160,000	8,136,910
Grossmont-Cuyamaca, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2044	4,420,000	5,135,068
Imperial, CA, Irrigation District Electric System Revenue Series B-1, 5.00%, 11/1/2046	4,945,000	5,556,795
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	141,894
Series A, 5.00%, 7/1/2023	875,000	1,001,472
Series A, 5.00%, 7/1/2024	250,000	292,388
Series A, 5.00%, 7/1/2027	150,000	179,237
Series A, 5.00%, 7/1/2028	250,000	303,715
Series A, 5.00%, 7/1/2030	520,000	598,515
Series A, 5.00%, 7/1/2031	390,000	462,115
See accompanying notes to financial statements.
5

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2032	$ 715,000	$ 847,613
Series A, 5.00%, 7/1/2034	275,000	312,070
Series A, 5.00%, 7/1/2036	3,000,000	3,469,830
Series A, 5.00%, 7/1/2039	1,420,000	1,587,276
Series A, 5.00%, 7/1/2040	1,670,000	1,879,318
Series A, 5.00%, 7/1/2043	1,000,000	1,152,380
Series A, 5.00%, 7/1/2044	3,000,000	3,409,980
Series A, 5.00%, 7/1/2046	2,950,000	3,303,970
Series A, 5.00%, 7/1/2048	1,000,000	1,144,760
Series B, 5.00%, 7/1/2020	365,000	383,747
Series B, 5.00%, 7/1/2021	140,000	151,988
Series B, 5.00%, 7/1/2025	100,000	119,193
Series B, 5.00%, 7/1/2026	100,000	113,479
Series B, 5.00%, 7/1/2027	100,000	113,248
Series B, 5.00%, 7/1/2028	320,000	381,450
Series B, 5.00%, 7/1/2029	100,000	118,274
Series B, 5.00%, 7/1/2030	105,000	117,851
Series B, 5.00%, 7/1/2032	950,000	1,070,849
Series B, 5.00%, 7/1/2034	555,000	637,773
Series B, 5.00%, 7/1/2036	100,000	114,023
Series B, 5.00%, 7/1/2037	100,000	114,888
Series B, 5.00%, 7/1/2042	230,000	258,366
Series B, 5.00%, 7/1/2043	210,000	231,292
Series B, 5.00%, 7/1/2045	2,455,000	2,751,196
Series C, 5.00%, 7/1/2027	175,000	202,386
Series C, 5.00%, 7/1/2034	100,000	117,106
Series C, 5.00%, 7/1/2042	595,000	679,335
Series D, 4.00%, 7/1/2023	445,000	490,119
Series D, 5.00%, 7/1/2022	300,000	334,857
Series D, 5.00%, 7/1/2027	100,000	115,649
Series D, 5.00%, 7/1/2029	135,000	155,141
Series D, 5.00%, 7/1/2030	305,000	349,481
Series D, 5.00%, 7/1/2032	180,000	205,051
Series D, 5.00%, 7/1/2033	1,235,000	1,402,775
Series D, 5.00%, 7/1/2039	2,970,000	3,319,866
Series D, 5.00%, 7/1/2044	130,000	144,122
Series E, 5.00%, 7/1/2035	145,000	163,820
Series E, 5.00%, 7/1/2039	310,000	346,518
Los Angeles, CA, Metropolitan Transportation Authority Revenue 4.00%, 7/1/2030	7,525,000	8,125,194
See accompanying notes to financial statements.
6

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	$ 160,000	$ 160,370
Series A, 4.00%, 7/1/2021	185,000	195,395
Series A, 4.00%, 7/1/2040	2,035,000	2,094,849
Series A, 5.00%, 7/1/2020	225,000	236,286
Series A, 5.00%, 7/1/2021	2,685,000	2,901,196
Series A, 5.00%, 7/1/2022	775,000	859,460
Series A, 5.00%, 7/1/2023	3,565,000	4,052,122
Series A, 5.00%, 7/1/2024	310,000	359,913
Series A, 5.00%, 7/1/2025	350,000	413,885
Series A, 5.00%, 7/1/2026	265,000	318,239
Series A, 5.00%, 7/1/2027	270,000	328,984
Series A, 5.00%, 7/1/2028	180,000	193,759
Series A, 5.00%, 7/1/2029	225,000	242,143
Series A, 5.00%, 7/1/2030	385,000	435,557
Series A, 5.00%, 7/1/2031	645,000	693,485
Series A, 5.00%, 7/1/2032	460,000	494,229
Series A, 5.00%, 7/1/2040	375,000	422,021
Series B, 3.00%, 7/1/2031	520,000	522,085
Series B, 3.00%, 7/1/2032	185,000	184,390
Series B, 5.00%, 7/1/2020	100,000	105,016
Series B, 5.00%, 7/1/2021	2,520,000	2,722,910
Series B, 5.00%, 7/1/2022	250,000	277,245
Series B, 5.00%, 7/1/2024	130,000	150,931
Series B, 5.00%, 7/1/2028	250,000	298,313
Series B-1, 5.00%, 7/1/2027	485,000	590,953
Series B-1, 5.00%, 7/1/2029	250,000	304,108
Series B-1, 5.00%, 7/1/2032	300,000	359,277
Series B-1, 5.00%, 7/1/2033	255,000	304,253
Series B-1, 5.00%, 7/1/2034	270,000	320,720
Series B-1, 5.00%, 7/1/2036	1,000,000	1,177,340
Series B-1, 5.00%, 7/1/2037	500,000	586,495
Series C, 5.00%, 7/1/2021	2,530,000	2,733,716
Series C, 5.00%, 7/1/2022	350,000	388,143
Series C, 5.00%, 7/1/2023	155,000	176,179
Series C, 5.00%, 7/1/2024	195,000	226,397
Series C, 5.00%, 7/1/2025	205,000	237,080
Series C, 5.00%, 7/1/2026	300,000	346,104
Series C, 5.00%, 7/1/2027	635,000	731,514
Series C, 5.00%, 7/1/2030	320,000	364,534
Series D, 5.00%, 7/1/2021	2,700,000	2,917,404
See accompanying notes to financial statements.
7

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	$ 5,400,000	$ 5,589,432
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B, 5.00%, 11/1/2045	6,500,000	7,237,880
Series B, 5.00%, 11/1/2047	6,840,000	7,608,679
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	241,255
Series A, 3.13%, 11/1/2036	225,000	215,026
Series A, 3.20%, 11/1/2037	270,000	258,530
Series A, 4.00%, 11/1/2035	300,000	315,957
Series A, 4.00%, 11/1/2037	555,000	577,883
Series A, 4.00%, 11/1/2038	1,580,000	1,634,747
Series A, 4.00%, 11/1/2043	430,000	443,468
Series A, 4.00%, 11/1/2045	1,050,000	1,074,759
Series A, 5.00%, 11/1/2020	345,000	366,362
Series A, 5.00%, 11/1/2021	3,180,000	3,476,758
Series A, 5.00%, 11/1/2025	250,000	300,288
Series A, 5.00%, 11/1/2028	120,000	143,338
Series A, 5.00%, 11/1/2029	270,000	312,250
Series A, 5.00%, 11/1/2030	3,040,000	3,522,584
Series A, 5.00%, 11/1/2031	205,000	243,476
Series A, 5.00%, 11/1/2032	1,300,000	1,487,365
Series A, 5.00%, 11/1/2033	350,000	399,000
Series A, 5.00%, 11/1/2034	555,000	631,085
Series A, 5.00%, 11/1/2035	5,450,000	6,434,320
Series A, 5.00%, 11/1/2036	1,340,000	1,543,532
Series A, 5.00%, 11/1/2037	400,000	452,736
Series A, 5.00%, 11/1/2038	165,000	185,990
Series A, 5.00%, 11/1/2041	1,940,000	2,186,652
Series A, 5.00%, 11/1/2043	220,000	246,110
Series A, 5.00%, 11/1/2045	3,300,000	3,705,735
Series AM, 5.00%, 5/15/2023	130,000	148,214
Series AM, 5.00%, 5/15/2025	250,000	290,468
Series AM, 5.00%, 5/15/2026	450,000	522,589
Series AM, 5.00%, 5/15/2027	200,000	231,266
Series AM, 5.00%, 5/15/2028	675,000	777,175
Series AM, 5.00%, 5/15/2029	210,000	241,097
Series AM, 5.25%, 5/15/2030	100,000	115,631
Series AM, 5.25%, 5/15/2031	150,000	172,953
Series AO, 5.00%, 5/15/2021	395,000	426,829
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series AO, 5.00%, 5/15/2025	$ 2,195,000	$ 2,608,428
Series AO, 5.00%, 5/15/2026	110,000	130,356
Series AO, 5.00%, 5/15/2028	425,000	498,635
Series AO, 5.00%, 5/15/2032	100,000	115,391
Series AO, 5.00%, 5/15/2040	110,000	124,499
Series AR, 4.00%, 5/15/2037	570,000	593,615
Series AR, 5.00%, 5/15/2030	580,000	681,251
Series AR, 5.00%, 5/15/2032	120,000	139,541
Series AR, 5.00%, 5/15/2041	495,000	557,543
Series AR, 5.00%, 5/15/2046	1,300,000	1,457,872
Series AT, 1.40%, 5/15/2046 (a)	115,000	113,360
Series AV, 4.00%, 5/15/2045	2,030,000	2,083,714
Series AV, 5.25%, 5/15/2047	2,500,000	2,901,350
Series AY, 4.00%, 5/15/2035	100,000	105,829
Series AZ, 5.00%, 5/15/2043	5,200,000	5,970,328
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,339
Series B-3, 4.00%, 11/1/2051 (a)	350,000	378,875
Series I, 4.00%, 5/15/2045	200,000	204,624
Series I, 5.00%, 5/15/2022	605,000	672,361
Series I, 5.00%, 5/15/2027	145,000	170,690
Series I, 5.00%, 5/15/2028	655,000	765,505
Series I, 5.00%, 5/15/2030	180,000	207,819
Series I, 5.00%, 5/15/2031	335,000	384,426
Series I, 5.00%, 5/15/2032	145,000	166,026
Series K, 4.00%, 5/15/2036	265,000	275,979
Series K, 4.00%, 5/15/2046	315,000	319,813
Series K, 5.00%, 5/15/2031	460,000	535,242
Series K, 5.00%, 5/15/2033	300,000	346,239
Series K, 5.00%, 5/15/2051	645,000	717,949
Series M, 5.00%, 5/15/2028	100,000	121,118
Series M, 5.00%, 5/15/2030	200,000	237,698
Series M, 5.00%, 5/15/2032	295,000	346,708
Series M, 5.00%, 5/15/2036	250,000	288,345
Series M, 5.00%, 5/15/2042	530,000	601,603
Series M, 5.00%, 5/15/2047	260,000	293,901
Series M, 5.00%, 5/15/2052	900,000	1,012,428
Series O, 4.00%, 5/15/2048	250,000	254,295
Series O, 5.00%, 5/15/2039	2,200,000	2,541,352
Series O, 5.00%, 5/15/2048	100,000	114,117
Series O, 5.00%, 5/15/2058	250,000	281,848
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
West Valley-Mission Community College District, CA, General Obligation Series C, 4.00%, 8/1/2032	$ 5,000,000	$ 5,431,950
Other Securities		272,806,152
		570,526,761
COLORADO — 1.8%
Colorado, State Series A, 5.00%, 12/15/2030	5,000,000	5,963,800
University of California, Revenue Series A, 5.00%, 6/1/2035	275,000	316,192
Other Securities		44,929,166
		51,209,158
CONNECTICUT — 0.3%
Other Securities		8,078,293
DELAWARE — 0.3%
Other Securities		9,845,337
DISTRICT OF COLUMBIA — 1.3%
Other Securities		36,157,810
FLORIDA — 4.0%
Miami-Dade County, FL, General Obligation Series A, 3.38%, 7/1/2035	5,710,000	5,692,071
Other Securities		109,412,553
		115,104,624
GEORGIA — 2.2%
Atlanta, GA, Water & Wastewater System Revenue Series A, 5.00%, 11/1/2037	5,000,000	5,770,300
Other Securities		55,860,737
		61,631,037
HAWAII — 1.4%
Honolulu, HI, City & County Wastewater System Revenue 4.00%, 7/1/2032	5,000,000	5,277,950
Other Securities		33,126,648
		38,404,598
IDAHO — 0.0% (b)
Other Securities		390,184
ILLINOIS — 1.8%
Other Securities		51,743,585
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INDIANA — 0.6%
Other Securities		$ 17,438,561
IOWA — 0.1%
Other Securities		3,706,958
KANSAS — 0.6%
Other Securities		17,798,067
KENTUCKY — 0.4%
Other Securities		10,580,669
LOUISIANA — 0.7%
Other Securities		19,193,812
MAINE — 0.2%
Other Securities		6,276,524
MARYLAND — 3.3%
Maryland, Stadium Authority Revenue 5.00%, 5/1/2031	$ 4,925,000	5,813,273
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2028	7,000,000	8,596,140
Other Securities		80,247,377
		94,656,790
MASSACHUSETTS — 4.8%
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,433,223
4.00%, 5/1/2045	300,000	303,555
Series A, 3.00%, 9/1/2046	110,000	92,858
Series A, 5.00%, 5/1/2020	2,350,000	2,449,757
Series A, 5.00%, 7/1/2029	4,250,000	4,994,260
Series A, 5.00%, 12/1/2031	435,000	473,785
Series A, 5.00%, 3/1/2032	1,215,000	1,359,925
Series A, 5.00%, 4/1/2033	1,675,000	1,949,901
Series A, 5.00%, 4/1/2034	100,000	115,853
Series A, 5.00%, 7/1/2035	2,000,000	2,254,560
Series A, 5.00%, 3/1/2036	1,130,000	1,253,238
Series A, 5.00%, 4/1/2036	190,000	218,162
Series A, 5.00%, 7/1/2036	2,000,000	2,245,740
Series A, 5.00%, 1/1/2037	100,000	115,493
Series A, 5.00%, 3/1/2037	110,000	121,829
Series A, 5.00%, 4/1/2037	150,000	171,527
Series A, 5.00%, 3/1/2038	100,000	110,551
Series A, 5.00%, 3/1/2041	1,190,000	1,310,142
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2042	$ 135,000	$ 153,862
Series A, 5.00%, 4/1/2042	250,000	282,758
Series A, 5.00%, 3/1/2046	660,000	724,970
Series B, 4.00%, 7/1/2026	100,000	112,007
Series B, 5.00%, 7/1/2023	150,000	169,734
Series B, 5.00%, 7/1/2025	1,120,000	1,316,224
Series B, 5.00%, 7/1/2027	115,000	139,130
Series B, 5.00%, 1/1/2028	5,000,000	6,086,700
Series B, 5.00%, 7/1/2028	330,000	404,029
Series B, 5.00%, 7/1/2029	300,000	352,536
Series B, 5.00%, 7/1/2030	250,000	309,285
Series B, 5.00%, 7/1/2033	1,045,000	1,205,554
Series B, 5.00%, 7/1/2036	100,000	114,199
Series B, 5.00%, 4/1/2037	110,000	125,786
Series C, 4.00%, 7/1/2031	25,000	26,035
Series C, 4.00%, 6/1/2043	65,000	65,474
Series C, 5.00%, 8/1/2020	400,000	420,008
Series C, 5.00%, 10/1/2021	2,535,000	2,749,791
Series C, 5.00%, 8/1/2022	665,000	736,700
Series C, 5.00%, 7/1/2024	340,000	375,595
Series C, 5.00%, 7/1/2025	2,480,000	2,739,631
Series C, 5.00%, 7/1/2027	293,000	323,674
Series C, 5.00%, 10/1/2027	350,000	425,075
Series D, 3.13%, 9/1/2034	180,000	172,751
Series D, 5.00%, 7/1/2027	250,000	302,457
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,910,473
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	349,767
Series E, 3.00%, 4/1/2044	180,000	153,682
Series E, 3.25%, 9/1/2040	1,325,000	1,227,294
Series E, 4.00%, 9/1/2039	2,750,000	2,812,892
Series E, 4.00%, 9/1/2041	4,000,000	4,074,840
Series E, 4.00%, 4/1/2042	1,980,000	2,011,660
Series E, 4.00%, 4/1/2046	3,500,000	3,548,160
Series E, 5.00%, 9/1/2022	100,000	110,986
Series E, 5.00%, 8/1/2023	145,000	156,291
Series E, 5.00%, 9/1/2023	205,000	226,984
Series E, 5.00%, 9/1/2025	110,000	122,002
Series E, 5.00%, 9/1/2027	360,000	399,280
Series E, 5.00%, 11/1/2027	105,000	127,623
Series E, 5.00%, 9/1/2029	380,000	416,518
Series E, 5.00%, 9/1/2030	385,000	421,429
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series F, 3.00%, 11/1/2028	$ 100,000	$ 100,646
Series F, 5.00%, 11/1/2025	100,000	111,351
Series F, 5.00%, 11/1/2026	525,000	584,593
Series H, 5.00%, 12/1/2022	195,000	217,757
Series I, 5.00%, 12/1/2034	395,000	456,881
Series J, 4.00%, 12/1/2039	225,000	230,987
Series J, 4.00%, 12/1/2045	150,000	152,543
Series J, 5.00%, 12/1/2036	110,000	126,390
Series J, 5.00%, 12/1/2037	2,710,000	3,103,492
Other Securities		72,765,284
		136,728,129
MICHIGAN — 0.8%
Other Securities		24,072,736
MINNESOTA — 1.0%
Other Securities		27,899,565
MISSISSIPPI — 0.3%
Other Securities		9,913,548
MISSOURI — 0.5%
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue Series A, 5.00%, 5/1/2042	4,865,000	5,542,500
Other Securities		9,635,268
		15,177,768
NEBRASKA — 0.8%
Omaha, NE, State Public Power District Electric Revenue Series C, 5.00%, 2/1/2043	4,720,000	5,257,466
University of Nebraska Facilities Corp. Revenue 5.00%, 7/15/2030	5,000,000	6,012,100
Other Securities		11,385,627
		22,655,193
NEVADA — 1.1%
Clark County, NV, General Obligation Series A, 5.00%, 5/1/2048	5,000,000	5,674,050
Other Securities		24,191,652
		29,865,702
NEW HAMPSHIRE — 0.1%
Other Securities		1,454,268
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 0.4%
Other Securities		$ 11,438,446
NEW MEXICO — 0.3%
Other Securities		8,912,500
NEW YORK — 16.7%
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2047	$ 100,000	113,384
Series A, 5.00%, 11/15/2035	2,700,000	3,116,286
Series A, 5.00%, 11/15/2045	230,000	249,118
Series A, 5.25%, 11/15/2035	250,000	292,775
Series B, 5.00%, 11/15/2027	250,000	301,630
Series B, 5.00%, 11/15/2034	7,615,000	8,876,577
Series B, 5.25%, 11/15/2037	120,000	133,350
Series B-1, 5.00%, 11/15/2036	350,000	398,454
Series B2, 4.00%, 11/15/2033	330,000	354,717
Series B2, 4.00%, 11/15/2034	1,000,000	1,070,080
Series B2, 5.00%, 11/15/2025	2,520,000	2,995,625
Series B2, 5.00%, 11/15/2026	5,045,000	6,064,191
Series C-2, Zero Coupon, 11/15/2033	7,900,000	4,600,644
Series D, 5.00%, 11/15/2043	110,000	117,371
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	3,770,000	3,902,515
4.00%, 12/15/2038	100,000	102,810
4.00%, 6/15/2044	180,000	183,532
5.00%, 7/15/2030	500,000	600,275
5.00%, 7/15/2032	1,625,000	1,929,769
5.00%, 7/15/2033	1,915,000	2,263,587
5.00%, 7/15/2035	360,000	422,244
5.00%, 9/1/2039	1,815,000	2,015,612
5.00%, 10/15/2041	3,995,000	4,463,733
5.00%, 10/15/2047	100,000	112,769
5.00%, 11/15/2047	100,000	113,549
5.00%, 5/15/2057	790,000	886,024
Series 189, 5.00%, 5/1/2045	4,055,000	4,491,967
Series 190, 5.00%, 5/1/2032	1,075,000	1,115,441
Series 190, 5.00%, 5/1/2035	1,375,000	1,425,614
Series 198, 5.00%, 11/15/2036	145,000	165,183
Series 198, 5.00%, 11/15/2041	160,000	179,765
Series 205, 5.00%, 11/15/2032	5,510,000	6,479,429
Series 205, 5.00%, 11/15/2035	160,000	185,963
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.50%, 6/15/2039	$ 115,000	$ 122,125
5.00%, 6/15/2046	2,015,000	2,232,257
Series AA, 3.00%, 6/15/2046	385,000	330,511
Series AA, 4.00%, 6/15/2044	4,310,000	4,366,849
Series BB-2, 5.00%, 6/15/2031	530,000	621,542
Series BB-2, 5.00%, 6/15/2032	310,000	361,761
Series CC, 5.00%, 6/15/2023	235,000	255,943
Series CC1, 4.00%, 6/15/2033	1,250,000	1,323,287
Series CC-1, 4.00%, 6/15/2037	250,000	257,595
Series DD, 5.00%, 6/15/2036	1,130,000	1,260,877
Series DD, 5.25%, 6/15/2047	3,080,000	3,524,721
Series EE, 5.00%, 6/15/2036	460,000	513,277
Series EE, 5.00%, 6/15/2040	175,000	199,490
Series EE, 5.00%, 6/15/2045	4,545,000	4,984,456
Series FF, 5.00%, 6/15/2029	1,710,000	1,760,479
Series FF, 5.00%, 6/15/2031	335,000	383,954
Series FF, 5.00%, 6/15/2034	1,750,000	2,051,840
Series FF, 5.00%, 6/15/2039	2,500,000	2,875,425
Series GG, 5.00%, 6/15/2037	190,000	213,077
Series GG, 5.00%, 6/15/2039	350,000	390,117
Series HH, 5.00%, 6/15/2037	3,850,000	4,317,621
Series HH, 5.00%, 6/15/2039	155,000	172,766
Sub-Series CC1, 5.00%, 6/15/2038	145,000	164,716
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 5.00%, 7/15/2033	5,000,000	5,864,500
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2036	8,205,000	9,497,780
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	150,000	166,910
5.00%, 2/1/2027	100,000	112,715
5.00%, 5/1/2034	250,000	284,602
5.00%, 5/1/2036	245,000	277,181
5.00%, 5/1/2040	1,545,000	1,729,597
5.00%, 11/1/2042	125,000	136,741
5.25%, 8/1/2037	4,000,000	4,737,000
Series A-1, 4.00%, 8/1/2039	270,000	276,094
Series A-1, 5.00%, 8/1/2021	175,000	189,042
Series A-1, 5.00%, 8/1/2023	5,880,000	6,656,160
Series A-1, 5.00%, 8/1/2027	400,000	461,530
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2029	$ 520,000	$ 591,107
Series A-1, 5.00%, 8/1/2031	150,000	168,909
Series A-1, 5.00%, 8/1/2032	350,000	393,732
Series A-1, 5.00%, 8/1/2033	2,915,000	3,437,018
Series A-1, 5.00%, 8/1/2034	1,200,000	1,408,296
Series A-1, 5.00%, 11/1/2034	125,000	137,868
Series A-1, 5.00%, 8/1/2036	2,000,000	2,327,180
Series A-2, 5.00%, 8/1/2036	1,640,000	1,883,737
Series B, 5.00%, 8/1/2038	11,095,000	12,508,725
Series B1, 5.00%, 11/1/2034	270,000	301,039
Series B1, 5.00%, 11/1/2037	445,000	491,734
Series B-1, 3.38%, 8/1/2045	200,000	186,170
Series B-1, 4.00%, 8/1/2037	105,000	109,255
Series B-1, 5.00%, 8/1/2029	1,060,000	1,200,046
Series B-1, 5.00%, 8/1/2030	295,000	341,867
Series B-1, 5.00%, 8/1/2031	175,000	197,061
Series B-1, 5.00%, 8/1/2032	1,225,000	1,378,064
Series B-1, 5.00%, 8/1/2034	3,975,000	4,472,686
Series B-1, 5.00%, 8/1/2035	515,000	573,967
Series B-1, 5.00%, 11/1/2035	160,000	180,883
Series B-1, 5.00%, 8/1/2036	520,000	579,254
Series B-1, 5.00%, 8/1/2039	4,555,000	5,036,828
Series B-1, 5.00%, 8/1/2040	3,800,000	4,267,818
Series B-1, 5.00%, 8/1/2042	3,105,000	3,411,650
Series B-1, 5.00%, 8/1/2045	100,000	112,926
Series C, 5.00%, 11/1/2020	595,000	629,070
Series C, 5.00%, 11/1/2022	100,000	111,273
Series C, 5.00%, 11/1/2023	125,000	142,234
Series C, 5.00%, 11/1/2024	150,000	171,977
Series C, 5.00%, 11/1/2025	395,000	464,082
Series C, 5.00%, 11/1/2026	120,000	139,205
Series C, 5.00%, 11/1/2027	150,000	173,145
Series D1, 5.00%, 2/1/2037	150,000	165,143
Series D-1, 5.00%, 2/1/2026	100,000	113,176
Series E-1, 4.00%, 2/1/2041	110,000	112,655
Series E-1, 5.00%, 2/1/2030	3,370,000	3,888,311
Series E-1, 5.00%, 2/1/2041	670,000	736,893
Series F-1, 5.00%, 5/1/2032	5,500,000	6,401,945
Series F-1, 5.00%, 5/1/2036	3,500,000	4,006,765
Series F-1, 5.00%, 5/1/2039	115,000	130,472
Series I, 5.00%, 5/1/2021	100,000	107,284
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 5/1/2024	$ 135,000	$ 151,111
Series I, 5.00%, 5/1/2026	140,000	155,788
Series I, 5.00%, 5/1/2029	145,000	160,090
Series I, 5.00%, 5/1/2031	255,000	279,888
Series I, 5.00%, 5/1/2034	270,000	295,080
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	200,000	204,676
Series A, 5.00%, 8/1/2020	360,000	377,950
Series A, 5.00%, 8/1/2023	5,000,000	5,650,650
Series A, 5.00%, 8/1/2024	3,500,000	4,031,545
Series A, 5.00%, 8/1/2026	125,000	146,156
Series B, 5.00%, 8/1/2022	200,000	220,978
Series B, 5.00%, 8/1/2025	150,000	172,271
Series B, 5.00%, 12/1/2031	160,000	185,435
Series B-1, 5.00%, 10/1/2036	400,000	459,788
Series B-1, 5.00%, 10/1/2037	4,730,000	5,413,532
Series B-1, 5.00%, 12/1/2037	500,000	567,310
Series B-1, 5.00%, 10/1/2038	300,000	342,120
Series B-1, 5.00%, 12/1/2038	3,095,000	3,500,043
Series C, 5.00%, 8/1/2020	235,000	246,718
Series C, 5.00%, 4/15/2023	1,390,000	1,572,535
Series C, 5.00%, 8/1/2024	100,000	115,187
Series C, 5.00%, 8/1/2025	425,000	493,132
Series C, 5.00%, 8/1/2026	405,000	478,240
Series C, 5.00%, 8/1/2027	120,000	140,111
Series C, 5.00%, 8/1/2028	1,460,000	1,726,273
Series C, 5.00%, 8/1/2034	3,365,000	3,772,030
Series D1, 4.00%, 12/1/2043	3,500,000	3,606,890
Series D-1, 5.00%, 8/1/2033	250,000	276,642
Series E, 4.00%, 8/1/2026	250,000	279,582
Series E, 5.00%, 8/1/2020	215,000	225,720
Series E, 5.00%, 8/1/2021	575,000	619,626
Series E, 5.00%, 8/1/2022	260,000	287,271
Series E, 5.00%, 8/1/2028	160,000	187,574
Series E, 5.00%, 8/1/2030	280,000	325,525
Series E-1, 4.00%, 3/1/2041	500,000	515,470
Series E-1, 5.00%, 3/1/2040	4,000,000	4,560,800
Series F-1, 5.00%, 6/1/2026	165,000	192,374
Series G, 4.00%, 8/1/2029	100,000	106,667
Series G, 5.00%, 8/1/2021	130,000	140,089
Series I, 5.00%, 3/1/2022	60,000	65,621
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 8/1/2022	$ 215,000	$ 237,551
Series J, 5.00%, 8/1/2020	1,365,000	1,433,059
Series J-7, 5.00%, 8/1/2020	350,000	367,451
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 5.00%, 10/15/2026	4,445,000	5,148,688
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	226,828
5.00%, 10/1/2030	3,500,000	4,072,320
5.00%, 10/1/2031	3,000,000	3,472,350
5.00%, 10/1/2032	3,500,000	4,035,255
5.00%, 10/1/2033	5,000,000	5,745,850
5.00%, 10/1/2045	3,250,000	4,233,287
Series 1, 5.00%, 1/15/2029	400,000	477,908
Series 1, 5.00%, 1/15/2030	250,000	296,257
Series 1, 5.00%, 1/15/2031	500,000	589,880
Series A, 2.13%, 7/1/2041 (a)	565,000	546,824
Series A, 2.50%, 7/1/2041 (a)	530,000	526,539
Series A, 3.00%, 7/1/2029	315,000	317,970
Series A, 4.00%, 7/1/2034	100,000	106,598
Series A, 4.00%, 7/1/2043	1,350,000	1,384,303
Series A, 5.00%, 7/1/2021	190,000	204,765
Series A, 5.00%, 7/1/2026	1,640,000	1,966,950
Series A, 5.00%, 10/1/2028 (c)	205,000	244,137
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,581,242
Series A, 5.00%, 7/1/2032	125,000	145,586
Series A, 5.00%, 7/1/2034	5,040,000	5,844,132
Series A, 5.00%, 7/1/2035	100,000	115,364
Series A, 5.00%, 7/1/2040	200,000	227,228
Series A-2, 5.00%, 10/1/2046	105,000	119,678
Series B, 5.00%, 10/1/2021	225,000	244,886
Series B, 5.00%, 10/1/2030	260,000	306,589
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	92,017
Series A, 5.00%, 2/15/2021	250,000	266,430
Series A, 5.00%, 2/15/2022	3,265,000	3,569,820
Series A, 5.00%, 3/15/2022	190,000	208,136
Series A, 5.00%, 2/15/2023	355,000	397,028
Series A, 5.00%, 2/15/2025	3,280,000	3,813,033
Series A, 5.00%, 3/15/2026	245,000	283,779
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2029	$ 155,000	$ 171,345
Series A, 5.00%, 3/15/2029	1,380,000	1,581,232
Series A, 5.00%, 2/15/2036	5,500,000	6,278,525
Series B, 5.00%, 3/15/2027	110,000	124,648
Series B, 5.00%, 3/15/2028	170,000	192,369
Series B, 5.00%, 3/15/2031	500,000	561,875
Series B, 5.00%, 3/15/2032	425,000	476,714
Series B, 5.00%, 2/15/2039	200,000	221,960
Series B, 5.00%, 2/15/2041	1,430,000	1,581,952
Series B, 5.00%, 2/15/2045	1,575,000	1,738,674
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	456,420
Series C, 5.00%, 3/15/2037	105,000	116,746
Series C, 5.00%, 3/15/2038	270,000	299,929
Series C, 5.00%, 3/15/2042	600,000	664,050
Series C, 5.00%, 3/15/2044	625,000	690,762
Series D, 5.00%, 2/15/2020	220,000	227,795
Series D, 5.00%, 2/15/2021	120,000	127,886
Series D, 5.00%, 2/15/2022	2,260,000	2,470,994
Series D, 5.00%, 2/15/2026	235,000	277,274
Series D, 5.00%, 2/15/2027	100,000	118,610
Series D, 5.00%, 2/15/2028	165,000	194,319
Series E, 5.00%, 3/15/2021	395,000	421,959
Series E, 5.00%, 3/15/2022	110,000	120,500
Series E, 5.00%, 3/15/2023	180,000	201,722
Series E, 5.00%, 3/15/2024	415,000	474,420
Series E, 5.00%, 3/15/2036	1,745,000	1,967,749
Series E, 5.25%, 3/15/2033	2,300,000	2,661,744
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2028	200,000	236,198
5.00%, 3/15/2030	655,000	765,027
Series A, 4.00%, 3/15/2021	125,000	130,959
Series A, 5.00%, 3/15/2019	125,000	125,844
Series A, 5.00%, 3/15/2020	1,525,000	1,582,081
Series A, 5.00%, 3/15/2021	1,370,000	1,464,722
Series A, 5.00%, 3/15/2022	210,000	230,320
Series A, 5.00%, 3/15/2023	2,860,000	3,213,725
Series A, 5.00%, 3/15/2024	475,000	539,955
Series A, 5.00%, 3/15/2025	3,355,000	3,912,478
Series A, 5.00%, 3/15/2026	4,450,000	5,142,074
Series A, 5.00%, 3/15/2028	300,000	364,590
Series A, 5.00%, 3/15/2030	705,000	831,345
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2031	$ 160,000	$ 180,384
Series A, 5.00%, 3/15/2032	1,210,000	1,391,441
Series A, 5.00%, 3/15/2033	575,000	643,178
Series A, 5.00%, 3/15/2037	2,365,000	2,623,642
Series A, 5.00%, 3/15/2038	140,000	153,398
Series A, 5.00%, 3/15/2039	100,000	114,758
Series A, 5.00%, 3/15/2044	3,505,000	3,840,043
Series A-GROUP B, 5.00%, 3/15/2037	160,000	182,478
Series A-GROUP C, 5.00%, 3/15/2043	300,000	338,202
Series B-B, 5.00%, 3/15/2027	270,000	315,201
Series B-B, 5.00%, 3/15/2029	40,000	46,212
Series B-B, 5.00%, 3/15/2033	350,000	398,104
Series B-B, 5.00%, 3/15/2034	275,000	311,715
Series C, 5.00%, 3/15/2042	270,000	301,501
Series E, 5.00%, 3/15/2034	5,000,000	5,882,050
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	50,000	54,838
5.00%, 3/15/2033	225,000	252,729
5.00%, 3/15/2034	1,845,000	2,066,621
5.00%, 3/15/2044	370,000	410,633
Series A, 5.00%, 3/15/2021	1,580,000	1,687,835
Series A, 5.00%, 3/15/2022	410,000	449,672
Series A, 5.00%, 3/15/2023	2,005,000	2,246,963
Series A, 5.00%, 3/15/2024	4,595,000	5,252,912
Series A, 5.00%, 3/15/2025	285,000	331,723
Series A, 5.00%, 3/15/2026	6,295,000	7,439,557
Series A, 5.00%, 3/15/2027	565,000	664,033
Series A-, 5.00%, 3/15/2023	100,000	112,068
Series A-, 5.00%, 3/15/2024	440,000	502,999
Series A-, 5.00%, 3/15/2028	225,000	260,548
Series A-, 5.00%, 3/15/2029	525,000	605,488
Series A-, 5.00%, 3/15/2033	3,610,000	4,099,047
Series A-, 5.00%, 3/15/2038	105,000	117,588
Series A-, 5.00%, 3/15/2039	530,000	592,519
Series A-, 5.00%, 3/15/2042	380,000	423,119
Series A-1, 5.00%, 3/15/2020	120,000	124,492
Series C, 5.00%, 3/15/2021	225,000	240,356
Series C, 5.00%, 3/15/2030	160,000	177,195
Series C, 5.00%, 3/15/2031	275,000	303,974
Series C, 5.00%, 3/15/2032	230,000	253,554
Series C-, 5.00%, 3/15/2027	100,000	119,739
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C-, 5.00%, 3/15/2031	$ 4,250,000	$ 4,996,045
Series D, 5.00%, 3/15/2020	225,000	233,422
Series D, 5.00%, 3/15/2024	140,000	156,355
Series E, 5.00%, 3/15/2021	130,000	138,873
Series E, 5.00%, 3/15/2030	130,000	143,971
Series E, 5.00%, 3/15/2033	120,000	132,138
Series E, 5.00%, 3/15/2035	125,000	137,329
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2029	5,000,000	6,182,900
Other Securities		90,534,599
		474,217,809
NORTH CAROLINA — 1.5%
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2027	5,000,000	6,075,000
Other Securities		36,083,211
		42,158,211
NORTH DAKOTA — 0.0% (b)
Other Security		1,198,670
OHIO — 2.0%
Columbus, OH, General Obligation Series A, 5.00%, 4/1/2025	5,000,000	5,850,650
Ohio, State Revenue 5.00%, 12/1/2038	5,000,000	5,759,100
Other Securities		44,418,098
		56,027,848
OKLAHOMA — 0.4%
Other Securities		10,210,626
OREGON — 1.4%
Other Securities		38,698,839
PENNSYLVANIA — 1.6%
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (c)	500,000	482,625
4.00%, 2/1/2030	400,000	425,068
4.00%, 3/1/2038	4,085,000	4,185,736
5.00%, 2/1/2019	250,000	250,645
5.00%, 3/15/2020	120,000	124,404
5.00%, 9/15/2020	1,145,000	1,203,670
5.00%, 10/15/2020	100,000	105,353
5.00%, 7/1/2022	150,000	164,583
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/2022	$ 2,500,000	$ 2,755,775
5.00%, 3/15/2023	120,000	133,507
5.00%, 8/15/2023	1,275,000	1,430,282
5.00%, 9/15/2023	600,000	674,034
5.00%, 10/15/2023	265,000	298,120
5.00%, 3/15/2024	375,000	424,343
5.00%, 6/15/2024	285,000	324,045
5.00%, 7/1/2024	340,000	386,750
5.00%, 9/15/2024	175,000	199,799
5.00%, 10/15/2024	100,000	111,632
5.00%, 3/15/2025	325,000	373,601
5.00%, 8/15/2025	275,000	318,131
5.00%, 9/15/2025	270,000	312,657
5.00%, 2/1/2027	2,000,000	2,307,040
5.00%, 3/15/2028	270,000	306,048
5.00%, 10/15/2029	125,000	138,408
Series REF, 5.00%, 1/15/2020	195,000	201,176
Series REF, 5.00%, 1/15/2022	1,185,000	1,286,566
Series REF, 5.00%, 1/15/2025	1,250,000	1,433,037
Series REF, 5.00%, 1/15/2027	4,760,000	5,590,906
Series REF, 5.00%, 1/15/2028	2,410,000	2,800,324
Other Securities		17,426,605
		46,174,870
RHODE ISLAND — 0.2%
Other Securities		5,824,894
SOUTH CAROLINA — 0.3%
Other Securities		8,716,030
TENNESSEE — 0.8%
Other Securities		23,933,875
TEXAS — 12.6%
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	5,745,835
North East, TX, Independent School District, General Obligation 5.00%, 8/1/2043 (c)	5,000,000	5,674,350
Other Securities		347,973,560
		359,393,745
UTAH — 0.4%
Other Securities		11,400,369
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 2.4%
University of Virginia, Revenue:
Series B, 5.00%, 4/1/2044	$ 5,000,000	$ 5,729,300
Series B, 5.00%, 4/1/2046	5,000,000	5,709,700
Other Securities		57,464,388
		68,903,388
WASHINGTON — 4.1%
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	113,153
5.00%, 8/1/2033	255,000	297,934
Series 201, 5.00%, 8/1/2040	3,080,000	3,439,313
Series 2016A, 5.00%, 7/1/2021	165,000	177,781
Series 2016A, 5.00%, 7/1/2024	165,000	190,171
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,040,146
Series A, 5.00%, 8/1/2019	125,000	127,331
Series A, 5.00%, 8/1/2027	225,000	261,661
Series A, 5.00%, 8/1/2031	430,000	494,401
Series A, 5.00%, 8/1/2034	300,000	344,556
Series A, 5.00%, 8/1/2035	1,245,000	1,432,051
Series A, 5.00%, 8/1/2037	310,000	356,832
Series A, 5.00%, 8/1/2043	3,700,000	4,248,858
Series A-1, 5.00%, 8/1/2024	370,000	427,035
Series A-1, 5.00%, 8/1/2033	120,000	136,530
Series A-1, 5.00%, 8/1/2034	300,000	340,164
Series A-1, 5.00%, 8/1/2036	550,000	620,108
Series A-1, 5.00%, 8/1/2040	300,000	334,998
Series B, 5.00%, 7/1/2023	135,000	152,512
Series B, 5.00%, 7/1/2024	355,000	409,155
Series B, 5.00%, 2/1/2028	600,000	688,818
Series B, 5.00%, 2/1/2029	135,000	154,409
Series B, 5.00%, 7/1/2029	530,000	615,282
Series B, 5.00%, 7/1/2031	355,000	407,945
Series B, 5.00%, 7/1/2033	285,000	325,550
Series B, 5.00%, 2/1/2037	500,000	557,820
Series C, 5.00%, 2/1/2020	220,000	227,599
Series C, 5.00%, 2/1/2023	100,000	111,898
Series C, 5.00%, 2/1/2032	105,000	120,462
Series C, 5.00%, 2/1/2035	1,990,000	2,255,793
Series C, 5.00%, 2/1/2039	3,000,000	3,369,810
Series D, 5.00%, 2/1/2021	325,000	346,112
Series D, 5.00%, 2/1/2025	250,000	284,873
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2027	$ 185,000	$ 209,279
Series D, 5.00%, 2/1/2029	250,000	291,012
Series D, 5.00%, 2/1/2031	390,000	436,613
Series D, 5.00%, 2/1/2033	625,000	697,169
Series D, 5.00%, 2/1/2034	135,000	150,385
Series D, 5.00%, 2/1/2037	100,000	112,938
Series D, 5.00%, 2/1/2041	1,000,000	1,131,010
Series E, 5.00%, 2/1/2026	400,000	453,936
Series E, 5.00%, 2/1/2032	505,000	564,080
Series R, 5.00%, 7/1/2026	120,000	138,628
Series R-2015, 4.00%, 7/1/2026	450,000	490,486
Series R-2015-C, 5.00%, 7/1/2021	100,000	107,746
Series R-2015-C, 5.00%, 7/1/2031	4,490,000	5,084,566
Series R-2015-D, 5.00%, 7/1/2027	335,000	385,176
Series R-2015E, 5.00%, 7/1/2021	125,000	134,683
Series R-2015E, 5.00%, 7/1/2024	175,000	201,696
Series R-2015E, 5.00%, 7/1/2025	315,000	365,431
Series R-2015E, 5.00%, 7/1/2026	65,000	75,090
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,853,109
Series R-2017A, 4.00%, 8/1/2019	110,000	111,422
Series R-2017A, 5.00%, 8/1/2022	255,000	282,122
Series R-2017A, 5.00%, 8/1/2023	100,000	113,153
Series R-2017A, 5.00%, 8/1/2027	500,000	592,235
Series R-2017C, 5.00%, 8/1/2022	460,000	508,926
Series R-2017C, 5.00%, 8/1/2024	350,000	403,952
Series R-2017C, 5.00%, 8/1/2025	135,000	158,481
Series R-2018D, 5.00%, 8/1/2029	290,000	345,164
Series R-H, 5.00%, 7/1/2026	110,000	127,075
Series R-H, 5.00%, 7/1/2030	2,165,000	2,459,418
Other Securities		73,644,886
		118,040,928
WEST VIRGINIA — 0.2%
Other Securities		4,362,497
WISCONSIN — 1.6%
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	99,477
5.00%, 5/1/2027	135,000	156,865
5.00%, 11/1/2028	205,000	245,180
5.00%, 5/1/2029	160,000	184,080
Series 1, 5.00%, 5/1/2020	350,000	364,574
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 11/1/2022	$ 435,000	$ 484,716
Series 1, 5.00%, 5/1/2024	110,000	124,149
Series 1, 5.00%, 11/1/2025	290,000	339,393
Series 1, 5.00%, 11/1/2027	275,000	318,483
Series 2, 5.00%, 11/1/2022	500,000	557,145
Series 2, 5.00%, 11/1/2024	1,145,000	1,329,620
Series 2, 5.00%, 11/1/2025	1,550,000	1,829,093
Series 2, 5.00%, 11/1/2026	1,295,000	1,551,306
Series 2, 5.00%, 11/1/2027	1,780,000	2,140,806
Series 2, 5.00%, 11/1/2028	575,000	687,700
Series 3, 5.00%, 11/1/2021	210,000	228,562
Series 3, 5.00%, 11/1/2022	195,000	217,287
Series 3, 5.00%, 11/1/2023	180,000	199,868
Series 3, 5.00%, 11/1/2025	335,000	371,193
Series 3, 5.00%, 11/1/2031	530,000	624,679
Series 4, 5.00%, 5/1/2025	375,000	434,348
Series 4, 5.00%, 5/1/2026	645,000	744,782
Series A, 4.00%, 5/1/2034	100,000	106,328
Series A, 5.00%, 5/1/2023	190,000	208,772
Series A, 5.00%, 5/1/2024	1,595,000	1,778,748
Series A, 5.00%, 5/1/2026	355,000	406,581
Series A, 5.00%, 5/1/2027	4,045,000	4,582,895
Series A, 5.00%, 5/1/2028	1,545,000	1,783,394
Series A, 5.00%, 5/1/2035	130,000	147,766
Series B, 4.00%, 5/1/2023	355,000	385,516
Series B, 5.00%, 5/1/2023	1,340,000	1,395,262
Series B, 5.00%, 5/1/2025	550,000	572,682
Series B, 5.00%, 5/1/2028	100,000	109,880
Series B, 5.00%, 5/1/2029	160,000	175,808
Series B, 5.00%, 5/1/2030	2,900,000	3,186,520
Series C, 5.00%, 5/1/2029	300,000	345,261
Series D, 4.00%, 5/1/2029	105,000	112,482
Series D, 5.00%, 5/1/2032	120,000	134,810
Series D, 5.00%, 5/1/2033	1,240,000	1,391,069
Other Securities		15,520,768
		45,577,848
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,810,648,161)		2,808,480,633

See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $4,365,568)	4,365,568	$ 4,365,568
TOTAL INVESTMENTS — 98.8% (Cost $2,815,013,729)		2,812,846,201
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		34,692,517
NET ASSETS — 100.0%		$ 2,847,538,718
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	0.4%
Assured Guaranty Municipal Corp.	0.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,808,480,633	$—	$2,808,480,633
Short-Term Investment	4,365,568	—	—	4,365,568
TOTAL INVESTMENTS	$4,365,568	$2,808,480,633	$—	$2,812,846,201
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,567,027	$1,567,027	$170,693,139	$167,894,598	$—	$—	4,365,568	$4,365,568	$70,644
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 0.8%
Other Securities		$ 29,242,502
ALASKA — 0.1%
Other Securities		5,681,949
ARIZONA — 2.8%
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	$ 14,580,000	16,101,131
Phoenix, AZ, Civic Improvement Corp., Water System Revenue Series B, 5.00%, 7/1/2020	18,550,000	19,427,044
Other Securities		70,938,878
		106,467,053
ARKANSAS — 0.2%
Other Securities		7,284,675
CALIFORNIA — 18.0%
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	21,050,000	22,302,054
5.00%, 10/1/2021	12,430,000	13,581,142
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.25%, 4/1/2045 (a)	28,000,000	28,155,680
4.00%, 4/1/2020	75,000	77,321
5.00%, 4/1/2019	260,000	262,262
2.10%, 4/1/2045 (a)	15,085,000	15,112,907
Series D, 1.88%, 4/1/2034 (a)	1,750,000	1,751,330
California, State General Obligation:
4.00%, 9/1/2021	150,000	158,775
4.00%, 9/1/2022	1,100,000	1,184,942
4.00%, 11/1/2023	3,655,000	4,005,624
5.00%, 8/1/2019	250,000	254,940
5.00%, 9/1/2019	200,000	204,504
5.00%, 10/1/2019	200,000	205,052
5.00%, 2/1/2020	255,000	264,308
5.00%, 3/1/2020	175,000	181,876
5.00%, 8/1/2020	54,445,000	57,316,972
5.00%, 9/1/2020	450,000	474,970
5.00%, 10/1/2020	10,000,000	10,580,600
5.00%, 12/1/2020	380,000	404,141
5.00%, 3/1/2021	355,000	379,591
5.00%, 8/1/2021	10,100,000	10,926,382
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2021	$ 20,540,000	$ 22,273,371
5.00%, 10/1/2021	1,685,000	1,831,073
5.00%, 11/1/2021	105,000	114,372
5.00%, 12/1/2021	250,000	272,885
5.00%, 5/1/2022	415,000	457,840
5.00%, 8/1/2022	2,870,000	3,186,819
5.00%, 9/1/2022	5,885,000	6,547,003
5.00%, 10/1/2022	110,000	122,646
5.00%, 11/1/2022	32,235,000	36,007,784
5.00%, 12/1/2022	1,745,000	1,953,545
5.00%, 3/1/2023	1,905,000	2,143,411
5.00%, 8/1/2023	4,125,000	4,685,010
5.00%, 9/1/2023	325,000	369,730
5.00%, 10/1/2023	250,000	284,872
5.00%, 12/1/2023	500,000	571,840
4.00%, 12/1/2030 (a)	14,115,000	14,735,354
Series A, 5.00%, 9/1/2022	8,000,000	8,899,920
Series B, 5.00%, 9/1/2019	150,000	153,378
Series B, 5.00%, 9/1/2020	20,005,000	21,115,077
Series B, 5.00%, 9/1/2021	3,400,000	3,686,926
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,900,000	8,063,846
Series A, 5.00%, 7/1/2020	15,420,000	16,193,467
Series A, 5.00%, 7/1/2021	1,340,000	1,447,897
Series A, 5.00%, 7/1/2022	27,455,000	30,447,045
Series A, 5.00%, 7/1/2023	20,450,000	23,244,288
Series B, 5.00%, 7/1/2021	140,000	151,273
Series D, 5.00%, 7/1/2020	250,000	262,540
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,414,000
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	28,285,000	30,374,130
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,027,150
Southern California, Metropolitan Water District Revenue Series B, 5.00%, 8/1/2022	12,150,000	13,561,708
University of California, Revenue:
Series A, 5.00%, 11/1/2020	2,040,000	2,166,317
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2021	$ 5,180,000	$ 5,663,398
Series A, 5.00%, 11/1/2023	7,260,000	8,362,140
Series AK, 5.00%, 5/15/2048 (a)	10,000,000	11,301,900
Series AO, 5.00%, 5/15/2019	150,000	151,959
Series AO, 5.00%, 5/15/2020	6,145,000	6,437,318
Series AO, 5.00%, 5/15/2021	230,000	248,533
Series AT, 1.40%, 5/15/2046 (a)	3,260,000	3,213,512
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,339
Series I, 5.00%, 5/15/2019	230,000	232,935
Series I, 5.00%, 5/15/2020	8,355,000	8,739,664
Series I, 5.00%, 5/15/2021	385,000	415,742
Series I, 5.00%, 5/15/2022	25,000	27,784
Other Securities		187,313,651
		685,764,765
COLORADO — 0.9%
Other Securities		33,743,103
CONNECTICUT — 1.9%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-1, 5.00%, 7/1/2042 (a)	1,150,000	1,269,163
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	15,036,822
Series A-REMK, 2.05%, 7/1/2035 (a)	1,385,000	1,389,072
Series A-REMK 07/26/17, 1.30%, 7/1/2048 (a)	2,665,000	2,646,505
Series B-1, 5.00%, 7/1/2029 (a)	105,000	109,837
Series B-2, 5.00%, 7/1/2037 (a)	13,000,000	13,598,910
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,845,834
Other Securities		3,361,782
		73,257,925
DELAWARE — 0.6%
Other Securities		22,348,839
DISTRICT OF COLUMBIA — 0.9%
Other Securities		34,978,650
FLORIDA — 3.3%
Florida, State Board of Education, General Obligation Series A, 5.00%, 6/1/2020	16,340,000	17,072,032
Florida, State Department of Management Services Series A, 5.00%, 9/1/2022	13,315,000	14,752,887
Palm Beach County, School District 5.00%, 8/1/2023	12,045,000	13,595,553
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 81,268,153
		126,688,625
GEORGIA — 2.6%
Georgia, State General Obligation:
5.00%, 2/1/2023	$ 5,350,000	6,002,219
Series A, 5.00%, 2/1/2022	2,750,000	3,010,562
Series A-1, 5.00%, 2/1/2021	225,000	239,711
Series A-1, 5.00%, 2/1/2022	10,905,000	11,938,248
Series A-1, 5.00%, 2/1/2023	150,000	168,287
Series C, 5.00%, 7/1/2020	325,000	340,464
Series C, 5.00%, 7/1/2021	1,175,000	1,266,615
Series C, 5.00%, 7/1/2022	11,700,000	12,941,604
Series C-1, 5.00%, 1/1/2023	4,000,000	4,478,080
Series C-1, 5.00%, 7/1/2023	10,000,000	11,329,400
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,628,500
Other Securities		32,728,275
		100,071,965
HAWAII — 1.4%
Hawaii, State General Obligation:
Series EH, 5.00%, 8/1/2019	150,000	152,771
Series EH, 5.00%, 8/1/2020	305,000	320,012
Series EH-2017, 5.00%, 8/1/2021	135,000	145,761
Series EL, 4.00%, 8/1/2020	125,000	129,218
Series EP, 5.00%, 8/1/2021	200,000	215,942
Series EP, 5.00%, 8/1/2022	1,000,000	1,107,090
Series ET, 4.00%, 10/1/2022	1,770,000	1,903,688
Series EY, 5.00%, 10/1/2020	5,540,000	5,839,991
Series EY, 5.00%, 10/1/2021	140,000	151,823
Series EY, 5.00%, 10/1/2023	7,000,000	7,952,630
Series EZ, 5.00%, 10/1/2019	240,000	245,666
Series EZ, 5.00%, 10/1/2020	6,000,000	6,324,900
Series EZ, 5.00%, 10/1/2022	150,000	166,725
Series FB, 5.00%, 4/1/2020	285,000	296,166
Series FB, 5.00%, 4/1/2021	5,380,000	5,756,869
Series FB, 5.00%, 4/1/2022	110,000	120,787
Series FE, 5.00%, 10/1/2019	270,000	276,375
Series FE, 5.00%, 10/1/2022	120,000	133,380
Series FG, 5.00%, 10/1/2022	2,260,000	2,511,990
Series FH, 3.00%, 10/1/2021	3,500,000	3,609,060
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series FK, 4.00%, 5/1/2022	$ 3,250,000	$ 3,471,195
Series FN, 5.00%, 10/1/2022	700,000	778,050
Other Securities		10,237,588
		51,847,677
ILLINOIS — 1.0%
Other Securities		37,071,980
INDIANA — 0.5%
Other Securities		17,804,020
IOWA — 0.5%
Other Securities		18,858,850
KANSAS — 0.5%
Other Securities		18,928,851
KENTUCKY — 0.0% (b)
Other Securities		1,826,695
LOUISIANA — 0.2%
Other Securities		8,560,653
MAINE — 0.3%
Other Securities		9,906,531
MARYLAND — 6.5%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2020	12,750,000	13,257,577
Maryland, State Department of Transportation 5.00%, 12/15/2020	13,925,000	14,772,197
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,225,440
5.00%, 12/1/2019	115,000	118,373
5.00%, 2/1/2020	265,000	274,095
5.00%, 6/1/2020	155,000	161,901
5.00%, 9/1/2020	100,000	105,211
5.00%, 2/1/2021	1,625,000	1,730,560
5.00%, 9/1/2021	875,000	946,942
5.00%, 5/1/2022	9,705,000	10,683,652
5.00%, 9/1/2022	15,010,000	16,658,999
5.00%, 2/15/2023	480,000	538,440
5.00%, 5/1/2023	8,105,000	9,136,766
5.00%, 6/1/2023	2,410,000	2,722,481
5.00%, 11/1/2023	5,005,000	5,702,497
Maryland, State General Obligation:
5.00%, 8/1/2020	3,465,000	3,637,765
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2021	$ 155,000	$ 167,395
5.00%, 6/1/2022	14,200,000	15,671,830
5.00%, 3/1/2023	100,000	106,751
5.00%, 3/15/2023	300,000	337,494
5.00%, 6/1/2023	13,535,000	15,302,130
5.00%, 3/1/2024	100,000	106,751
5.00%, 3/15/2024	10,000,000	11,495,700
Series A, 5.00%, 3/1/2020	415,000	430,426
Series A, 5.00%, 8/1/2020	135,000	141,731
Series A, 5.00%, 3/1/2021	13,030,000	13,912,522
Series A, 5.00%, 8/1/2021	1,535,000	1,657,754
Series A, 5.00%, 3/1/2022	5,075,000	5,566,818
Series A, 5.00%, 3/15/2022	200,000	219,612
Series A, 5.00%, 8/1/2022	5,015,000	5,557,523
Series A, 5.00%, 3/1/2023	1,420,000	1,595,895
Series A, 5.00%, 8/1/2023	1,200,000	1,361,220
Series B, 4.50%, 8/1/2021	185,000	197,380
Series B, 5.00%, 8/1/2021	630,000	680,381
Series B, 5.00%, 8/1/2022	10,000,000	11,081,800
Series B, 5.00%, 8/1/2024	1,170,000	1,295,295
Series C, 5.00%, 8/1/2020	100,000	104,986
Series C, 5.00%, 8/1/2021	640,000	691,181
Series C, 5.00%, 8/1/2022	1,690,000	1,872,824
Series C, 5.00%, 8/1/2023	250,000	283,587
Series E -REF, 5.00%, 8/1/2019	115,000	117,171
Montgomery County, MD, General Obligation Series A, 5.00%, 11/1/2023	15,765,000	17,977,618
Other Securities		54,433,760
		247,040,431
MASSACHUSETTS — 4.5%
Massachusetts, State Clean Water Trust, Revenue 5.00%, 8/1/2022	13,995,000	15,508,979
Massachusetts, State General Obligation:
Series A, 5.00%, 5/1/2020	1,655,000	1,725,255
Series A, 5.00%, 3/1/2021	10,135,000	10,819,214
Series A, 5.00%, 7/1/2021	5,000,000	5,387,300
Series A, 5.00%, 7/1/2022	2,875,000	3,178,025
Series B, 5.00%, 8/1/2019	135,000	137,533
Series C, 5.00%, 8/1/2020	150,000	157,503
Series C, 5.00%, 10/1/2021	10,000,000	10,847,300
Series C, 5.00%, 7/1/2022	250,000	276,350
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2022	$ 210,000	$ 232,642
Series C, 5.00%, 10/1/2022	7,930,000	8,820,301
Series C, 5.00%, 2/1/2023	6,725,000	7,536,371
Series D, 5.00%, 4/1/2022	1,780,000	1,955,722
Series D, 5.00%, 4/1/2023	3,040,000	3,419,818
Series D-1-R, 1.05%, 8/1/2043 (a)	185,000	182,184
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,202,484
Series E, 4.00%, 9/1/2021	200,000	211,218
Series E, 5.00%, 11/1/2019	200,000	205,330
Series E, 5.00%, 11/1/2022	9,690,000	10,797,470
Series E, 5.00%, 9/1/2028	7,805,000	8,656,604
Other Securities		66,470,679
		169,728,282
MICHIGAN — 0.6%
Other Securities		23,921,114
MINNESOTA — 1.7%
Minnesota, State General Obligation Series A, 5.00%, 8/1/2022	13,070,000	14,479,207
Other Securities		50,881,682
		65,360,889
MISSISSIPPI — 0.0% (b)
Other Securities		350,840
MISSOURI — 0.7%
Other Securities		25,616,038
NEBRASKA — 0.3%
Other Securities		11,483,055
NEVADA — 0.7%
Other Securities		25,762,510
NEW JERSEY — 0.2%
Other Securities		9,262,203
NEW MEXICO — 0.7%
Other Securities		28,656,657
NEW YORK — 13.4%
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 2/1/2020	400,000	413,816
5.00%, 11/1/2020	150,000	158,589
5.00%, 11/1/2022	15,000,000	16,690,950
See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2023	$ 3,000,000	$ 3,396,000
5.00%, 11/1/2023	5,000,000	5,689,350
Series A-1, 5.00%, 8/1/2020	1,145,000	1,202,090
Series A-1, 5.00%, 8/1/2021	355,000	383,485
Series A-1, 5.00%, 8/1/2022	100,000	110,636
Series A-1, 5.00%, 8/1/2023	6,120,000	6,927,840
Series B, 5.00%, 11/1/2020	130,000	137,444
Series C, 5.00%, 11/1/2020	8,790,000	9,293,315
Series C, 5.00%, 11/1/2021	5,025,000	5,464,838
Series C, 5.00%, 11/1/2022	3,695,000	4,111,537
Series C, 5.00%, 11/1/2023	4,060,000	4,619,752
Series C-1, 5.00%, 5/1/2020	105,000	109,443
Series C-1, 5.00%, 5/1/2023	16,000,000	18,015,520
Series E, 5.00%, 11/1/2019	150,000	154,023
Series I, 5.00%, 5/1/2021	290,000	311,124
New York, NY, General Obligation:
Series 1-I, 5.00%, 3/1/2021	5,500,000	5,861,625
Series A, 2.00%, 8/1/2021	100,000	100,200
Series A, 5.00%, 8/1/2020	90,000	94,487
Series A, 5.00%, 8/1/2021	760,000	818,984
Series A, 5.00%, 8/1/2022	14,530,000	16,054,051
Series A, 5.00%, 8/1/2023	21,715,000	24,540,773
Series A-1, 3.00%, 8/1/2020	5,350,000	5,451,061
Series A-1, 4.00%, 8/1/2020	10,525,000	10,886,849
Series A-1, 5.00%, 8/1/2021	3,360,000	3,620,770
Series B, 5.00%, 8/1/2020	180,000	188,975
Series B, 5.00%, 8/1/2022	1,130,000	1,248,526
Series C, 3.00%, 8/1/2019	150,000	151,089
Series C, 5.00%, 8/1/2020	935,000	981,619
Series C, 5.00%, 8/1/2022	15,360,000	16,971,109
Series C, 5.00%, 8/1/2023	1,395,000	1,576,531
Series D, 5.00%, 8/1/2019	190,000	193,553
Series D, 5.00%, 8/1/2020	180,000	188,975
Series E, 5.00%, 8/1/2020	275,000	288,712
Series E, 5.00%, 8/1/2021	11,180,000	12,047,680
Series E, 5.00%, 8/1/2022	150,000	165,734
Series G, 5.00%, 8/1/2020	120,000	125,983
Series G, 5.00%, 8/1/2021	150,000	161,642
Series G, 5.00%, 8/1/2022	750,000	828,667
Series I, 5.00%, 8/1/2020	10,265,000	10,776,813
Series J, 5.00%, 8/1/2020	4,195,000	4,404,163
See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series J, 5.00%, 8/1/2021	$ 225,000	$ 242,462
Series J, 5.00%, 8/1/2023	4,705,000	5,317,262
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2020	370,000	383,109
Series A, 5.00%, 3/15/2020	5,430,000	5,633,245
Series A, 5.00%, 2/15/2021	4,865,000	5,184,728
Series A, 5.00%, 2/15/2022	19,320,000	21,123,715
Series A, 5.00%, 3/15/2022	330,000	361,498
Series A, 5.00%, 3/15/2023	4,930,000	5,524,952
Series A, 5.00%, 3/15/2024	5,000,000	5,715,900
Series B, 5.00%, 3/15/2021	100,000	106,825
Series B, 5.00%, 2/15/2022	3,600,000	3,936,096
Series C, 5.00%, 3/15/2020	2,280,000	2,365,340
Series C, 5.00%, 6/15/2020	6,125,000	6,399,706
Series C, 5.00%, 3/15/2023	1,000,000	1,120,680
Series D, 4.00%, 2/15/2019	325,000	325,907
Series D, 4.00%, 2/15/2021	1,215,000	1,269,736
Series D, 5.00%, 2/15/2020	715,000	740,332
Series D, 5.00%, 2/15/2021	5,255,000	5,600,359
Series D, 5.00%, 2/15/2022	13,275,000	14,514,354
Series D, 5.00%, 2/15/2023	8,900,000	9,953,671
Series E, 5.00%, 2/15/2020	5,025,000	5,203,036
Series E, 5.00%, 3/15/2020	1,065,000	1,104,863
Series E, 5.00%, 3/15/2021	760,000	811,870
Series E, 5.00%, 2/15/2022	5,220,000	5,707,339
Series E, 5.00%, 2/15/2023	5,510,000	6,162,329
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2020	15,000,000	15,561,450
5.00%, 3/15/2022	15,475,000	16,972,361
Series A, 5.00%, 3/15/2020	1,185,000	1,229,355
Series A, 5.00%, 3/15/2021	375,000	400,594
Series A, 5.00%, 3/15/2022	14,740,000	16,166,242
Series A, 5.00%, 3/15/2023	5,075,000	5,687,451
Series A-, 5.00%, 3/15/2021	10,140,000	10,832,055
Series A-, 5.00%, 3/15/2023	4,105,000	4,600,391
Series A-1, 5.00%, 3/15/2020	300,000	311,229
Series C, 5.00%, 3/15/2020	100,000	103,743
Series D, 5.00%, 3/15/2022	1,520,000	1,667,562
Series E, 5.00%, 3/15/2020	125,000	129,679
Series E, 5.00%, 3/15/2022	4,500,000	4,935,420
Series E, 5.00%, 3/15/2023	125,000	140,085
See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 119,766,117
		508,231,371
NORTH CAROLINA — 1.9%
North Carolina, State General Obligation Series A, 5.00%, 6/1/2023	$ 15,000,000	16,965,150
Other Securities		55,341,255
		72,306,405
OHIO — 2.9%
Ohio, State General Obligation:
4.00%, 5/1/2022	250,000	262,363
5.00%, 9/1/2020	6,380,000	6,711,377
5.00%, 9/1/2021	200,000	216,280
Series A, 5.00%, 5/1/2020	145,000	151,077
Series A, 5.00%, 9/15/2021	7,715,000	8,351,951
Series A, 5.00%, 3/15/2022	5,535,000	6,068,740
Series A, 5.00%, 9/15/2022	125,000	138,731
Series A, 5.00%, 9/1/2023	325,000	368,641
Series A, 5.00%, 5/1/2025	305,000	335,134
Series A, 5.00%, 3/1/2026	950,000	1,039,614
Series B, 5.00%, 6/15/2019	120,000	121,760
Series B, 5.00%, 9/15/2019	20,000	20,447
Series B, 5.00%, 6/15/2023	6,875,000	7,767,650
Series B, 5.00%, 8/1/2023	130,000	147,221
Series B, 5.00%, 6/15/2026	4,415,000	4,865,242
Series C, 3.00%, 11/1/2020	8,460,000	8,638,506
Series C, 4.00%, 11/1/2021	1,975,000	2,090,301
Series C, 5.00%, 11/1/2022	6,475,000	7,207,452
Series R, 5.00%, 5/1/2022	9,315,000	10,251,157
Series R, 5.00%, 5/1/2023	1,900,000	2,141,870
Series S, 5.00%, 5/1/2021	2,260,000	2,422,471
Series S, 5.00%, 5/1/2022	600,000	660,300
Series S, 5.00%, 5/1/2023	105,000	118,367
Series V, 5.00%, 5/1/2023	5,725,000	6,453,792
Other Securities		32,164,426
		108,714,870
OKLAHOMA — 0.3%
Other Securities		9,842,710
OREGON — 1.4%
Other Securities		52,883,807
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PENNSYLVANIA — 2.1%
Pennsylvania, State General Obligation:
5.00%, 2/1/2019	$ 325,000	$ 325,838
5.00%, 9/15/2019	120,000	122,647
5.00%, 9/15/2020	265,000	278,579
5.00%, 10/15/2020	10,000	10,535
5.00%, 3/15/2021	230,000	244,874
5.00%, 7/1/2021	10,400,000	11,158,160
5.00%, 9/15/2021	15,565,000	16,785,919
5.00%, 8/15/2022	7,070,000	7,780,323
5.00%, 8/15/2023	7,330,000	8,222,721
5.00%, 4/1/2028	5,000,000	5,620,350
Series D, 5.00%, 8/15/2019	125,000	127,455
Series D, 5.00%, 8/15/2022	200,000	220,094
Series REF, 5.00%, 7/1/2019	275,000	279,381
Series REF, 5.00%, 1/15/2021	12,620,000	13,373,161
Series REF, 5.00%, 1/15/2023	9,500,000	10,528,945
Other Securities		3,132,758
		78,211,740
RHODE ISLAND — 0.2%
Other Securities		7,787,627
SOUTH CAROLINA — 0.2%
Other Securities		8,675,040
TENNESSEE — 1.0%
Other Securities		36,584,040
TEXAS — 12.5%
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	11,795,000	12,210,184
5.00%, 2/15/2021 (c)	400,000	425,944
5.00%, 2/15/2022 (c)	10,995,000	12,017,975
5.00%, 2/15/2023 (c)	10,735,000	12,010,425
5.00%, 2/15/2024 (c)	4,165,000	4,756,680
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,515,006
Series A, 5.00%, 2/15/2022 (c)	3,145,000	3,437,611
San Antonio, TX, Electric & Gas Revenue Series D, VRN, 3.00%, 12/1/2045 (a)	16,375,000	16,643,386
Texas, State General Obligation:
5.00%, 4/1/2019	165,000	166,322
5.00%, 4/1/2020	12,935,000	13,443,345
See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2020	$ 1,435,000	$ 1,512,964
5.00%, 4/1/2021	8,130,000	8,684,710
5.00%, 10/1/2021	8,175,000	8,847,067
5.00%, 4/1/2022	50,000	54,804
5.00%, 4/1/2023	1,050,000	1,177,995
5.00%, 10/1/2023	3,660,000	4,149,196
Series A, 4.00%, 10/1/2019	230,000	233,754
Series A, 4.00%, 10/1/2021	7,125,000	7,521,150
Series A, 5.00%, 10/1/2020	1,610,000	1,697,472
Series A, 5.00%, 10/1/2021	1,630,000	1,764,002
Series A, 5.00%, 10/1/2022	1,360,000	1,508,526
Series A, 5.00%, 10/1/2023	5,000,000	5,668,300
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	455,000	479,802
5.00%, 10/1/2021	5,090,000	5,509,874
5.00%, 10/1/2023	3,300,000	3,741,078
Series A, 3.00%, 10/1/2021	3,025,000	3,113,511
Series A, 5.00%, 4/1/2020	6,445,000	6,699,126
Series A, 5.00%, 4/1/2021	170,000	181,638
Series A, 5.00%, 10/1/2021	4,065,000	4,400,322
Series A, 5.00%, 4/1/2022	190,000	208,253
Series A, 5.00%, 4/1/2023	14,710,000	16,503,149
Series B, 4.00%, 4/1/2026 (a)	3,035,000	3,190,422
Other Securities		310,648,470
		477,122,463
UTAH — 0.6%
Other Securities		21,754,450
VIRGINIA — 3.6%
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	195,000	195,501
5.00%, 2/1/2020	3,180,000	3,288,788
5.00%, 2/1/2022	12,925,000	14,133,358
Series A, 5.00%, 2/1/2020	5,425,000	5,610,589
Series A, 5.00%, 2/1/2021	235,000	250,315
Series A, 5.00%, 2/1/2022	60,000	65,609
Series A, 5.00%, 2/1/2023	16,915,000	18,948,860
Series B, 5.00%, 9/1/2022	1,260,000	1,397,478
Series B, 5.00%, 2/1/2023	6,020,000	6,743,845
Series D, 5.00%, 2/1/2022	130,000	142,154
See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 2/1/2023	$ 5,000,000	$ 5,601,200
Other Securities		80,938,485
		137,316,182
WASHINGTON — 2.9%
Washington, State General Obligation:
4.00%, 7/1/2022	2,390,000	2,558,065
5.00%, 7/1/2022	100,000	110,397
5.00%, 7/1/2023	2,030,000	2,293,332
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,684,328
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,916,526
Series B, 5.00%, 8/1/2021	1,490,000	1,608,768
Series B, 5.00%, 7/1/2022	500,000	551,985
Series B, 5.00%, 8/1/2022	2,225,000	2,461,651
Series B, 5.00%, 7/1/2023	2,000,000	2,259,440
Series C, 5.00%, 2/1/2020	150,000	155,181
Series D, 5.00%, 2/1/2021	40,000	42,598
Series E, 5.00%, 2/1/2021	535,000	569,754
Series E, 5.00%, 2/1/2022	100,000	109,286
Series R-2015, 5.00%, 7/1/2021	1,580,000	1,702,387
Series R-2015-C, 5.00%, 7/1/2021	1,280,000	1,379,149
Series R-2015-C, 5.00%, 7/1/2022	255,000	281,512
Series R-2015E, 5.00%, 7/1/2020	850,000	890,188
Series R-2017A, 5.00%, 8/1/2020	270,000	283,333
Series R-2017A, 5.00%, 8/1/2021	7,000,000	7,557,970
Series R-2017A, 5.00%, 8/1/2022	1,140,000	1,261,250
Series R-C, 5.00%, 7/1/2019	235,000	238,767
Series R-C, 5.00%, 7/1/2020	210,000	219,929
Series R-F, 5.00%, 7/1/2021	100,000	107,746
Other Securities		56,194,208
		110,437,750
WEST VIRGINIA — 0.0% (b)
Other Securities		1,994,889
WISCONSIN — 3.2%
Wisconsin, State General Obligation:
5.00%, 5/1/2022	1,000,000	1,100,840
5.00%, 5/1/2023	2,700,000	3,043,710
Series 1, 5.00%, 5/1/2019	125,000	126,330
Series 1, 5.00%, 5/1/2021	90,000	96,620
Series 1, 5.00%, 11/1/2021	185,000	201,352
Series 1, 5.00%, 11/1/2022	250,000	278,572
See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 11/1/2023	$ 2,500,000	$ 2,848,400
Series 2, 5.00%, 5/1/2020	225,000	234,369
Series 2, 5.00%, 11/1/2021	5,225,000	5,686,838
Series 2, 5.00%, 11/1/2022	14,070,000	15,678,060
Series 2, 5.00%, 11/1/2023	13,745,000	15,660,504
Series 3, 5.00%, 11/1/2020	1,605,000	1,695,715
Series 3, 5.00%, 11/1/2021	5,435,000	5,915,400
Series 3, 5.00%, 11/1/2022	5,680,000	6,329,167
Series A, 5.00%, 5/1/2020	205,000	213,536
Series A, 5.00%, 5/1/2022	125,000	137,605
Series A, 5.00%, 5/1/2023	810,000	907,840
Series A, 5.00%, 5/1/2023 (d)	8,500,000	9,538,105
Series A, 5.00%, 5/1/2024	130,000	142,844
Series A, 5.00%, 5/1/2025	590,000	663,278
Series A, 5.00%, 5/1/2027	2,500,000	2,810,500
Series B, 5.00%, 5/1/2020	5,045,000	5,255,074
Series B, 5.00%, 5/1/2021	175,000	187,871
Series B, 5.00%, 5/1/2022	770,000	801,755
Series B, 5.00%, 5/1/2023	130,000	139,223
Series B, 5.00%, 5/1/2026	195,000	203,042
Series B, 5.00%, 5/1/2027	2,500,000	2,747,000
Series B, 5.00%, 5/1/2028	125,000	137,350
Series C, 5.00%, 5/1/2021	5,000,000	5,367,750
Series D, 5.00%, 5/1/2021	8,065,000	8,658,181
Other Securities		25,786,570
		122,593,401
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,776,026,468)		3,751,974,072
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f) (Cost $13,652,628)	13,652,628	13,652,628
TOTAL INVESTMENTS — 99.0% (Cost $3,789,679,096)		3,765,626,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		37,782,785
NET ASSETS — 100.0%		$ 3,803,409,485

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	1.2%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
VRN=	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,751,974,072	$—	$3,751,974,072
Short-Term Investment	13,652,628	—	—	13,652,628
TOTAL INVESTMENTS	$13,652,628	$3,751,974,072	$—	$3,765,626,700
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,594,151	$7,594,151	$267,632,611	$261,574,134	$—	$—	13,652,628	$13,652,628	$97,232
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,808,480,633	$3,751,974,072
Investments in affiliated issuers, at value	4,365,568	13,652,628
Total Investments	2,812,846,201	3,765,626,700
Cash	384	1,187
Receivable for fund shares sold	—	4,804,985
Dividends receivable — affiliated issuers	6,449	16,586
Interest receivable — unaffiliated issuers	35,237,189	51,402,800
Receivable from Adviser	172,282	—
Other Receivable	385	454
TOTAL ASSETS	2,848,262,890	3,821,852,712
LIABILITIES
Payable for investments purchased	—	17,801,091
Advisory fee payable	717,684	632,132
Trustees’ fees and expenses payable	6,488	10,004
TOTAL LIABILITIES	724,172	18,443,227
NET ASSETS	$2,847,538,718	$3,803,409,485
NET ASSETS CONSIST OF:
Paid-in Capital	$2,852,949,623	$3,836,393,638
Total distributable earnings (loss)	(5,410,905)	(32,984,153)
NET ASSETS	$2,847,538,718	$3,803,409,485
NET ASSET VALUE PER SHARE
Net asset value per share	$ 48.14	$ 48.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	59,151,036	79,151,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,810,648,161	$3,776,026,468
Investments in affiliated issuers	4,365,568	13,652,628
Total cost of investments	$2,815,013,729	$3,789,679,096
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$35,101,619	$28,479,823
Dividend income — affiliated issuers	70,644	97,232
TOTAL INVESTMENT INCOME (LOSS)	35,172,263	28,577,055
EXPENSES
Advisory fee	4,193,704	3,706,317
Trustees’ fees and expenses	19,602	26,873
TOTAL EXPENSES	4,213,306	3,733,190
Expenses waived/reimbursed by the Adviser	(998,133)	—
NET EXPENSES	3,215,173	3,733,190
NET INVESTMENT INCOME (LOSS)	31,957,090	24,843,865
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,032,836	(4,801,710)
In-kind redemptions — unaffiliated issuers	(4,927,214)	(1,326,463)
Net realized gain (loss)	(3,894,378)	(6,128,173)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,634,923	14,096,135
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,740,545	7,967,962
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$38,697,635	$32,811,827
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,957,090	$ 55,923,486
Net realized gain (loss)	(3,894,378)	7,724,321
Net change in unrealized appreciation/depreciation	10,634,923	(44,417,185)
Net increase (decrease) in net assets resulting from operations	38,697,635	19,230,622
Net equalization credits and charges	184,868	282,310
Distributions to shareholders (Note 10)	(37,308,866)	(55,387,765)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	595,626,420	1,227,745,603
Cost of shares redeemed	(446,080,110)	(906,862,807)
Net income equalization	(184,868)	(282,310)
Other capital	10,158	20,661
Net increase (decrease) in net assets from beneficial interest transactions	149,371,600	320,621,147
Net increase (decrease) in net assets during the period	150,945,237	284,746,314
Net assets at beginning of period	2,696,593,481	2,411,847,167
NET ASSETS AT END OF PERIOD	$2,847,538,718	$2,696,593,481
SHARES OF BENEFICIAL INTEREST:
Shares sold	12,500,000	25,300,000
Shares redeemed	(9,400,000)	(18,700,000)
Net increase (decrease)	3,100,000	6,600,000
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,843,865	$ 40,020,782
Net realized gain (loss)	(6,128,173)	(5,347,174)
Net change in unrealized appreciation/depreciation	14,096,135	(37,204,719)
Net increase (decrease) in net assets resulting from operations	32,811,827	(2,531,111)
Net equalization credits and charges	73,488	160,374
Distributions to shareholders (Note 10)	(27,714,632)	(39,494,976)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	258,710,564	549,634,104
Cost of shares redeemed	(114,532,215)	(312,283,159)
Net income equalization	(73,488)	(160,374)
Other capital	38,844	121,780
Net increase (decrease) in net assets from beneficial interest transactions	144,143,705	237,312,351
Net increase (decrease) in net assets during the period	149,314,388	195,446,638
Net assets at beginning of period	3,654,095,097	3,458,648,459
NET ASSETS AT END OF PERIOD	$3,803,409,485	$3,654,095,097
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,400,000	11,400,000
Shares redeemed	(2,400,000)	(6,500,000)
Net increase (decrease)	3,000,000	4,900,000
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 48.11	$ 48.77	$ 50.59	$ 47.52	$ 47.44	$ 46.04
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	1.06	1.05	1.09	1.14	1.18
Net realized and unrealized gain (loss) (c)	0.12	(0.67)	(1.75)	3.11	0.06	1.68
Total from investment operations	0.67	0.39	(0.70)	4.20	1.20	2.86
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.02	0.02	(0.00)(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.64)	(1.06)	(1.04)	(1.10)	(1.14)	(1.18)
Net realized gains	—	—	(0.09)	(0.05)	—	(0.28)
Total distributions	(0.64)	(1.06)	(1.13)	(1.15)	(1.14)	(1.46)
Net asset value, end of period	$ 48.14	$ 48.11	$ 48.77	$ 50.59	$ 47.52	$ 47.44
Total return (e)	1.42%	0.81%	(1.34)%	9.02%	2.56%	6.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,847,539	$2,696,593	$2,411,847	$1,950,478	$1,304,277	$1,034,219
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%(f)	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.29%(f)	2.19%	2.15%	2.23%	2.37%	2.58%
Portfolio turnover rate (g)	39%(h)	20%	23%	21%	20%	28%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)
Net asset value, beginning of period	$ 47.98	$ 48.54	$ 49.07	$ 48.50	$ 48.72	$ 48.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.32	0.54	0.49	0.46	0.44	0.46
Net realized and unrealized gain (loss) (c)	0.11	(0.57)	(0.52)	0.57	(0.22)	0.66
Total from investment operations	0.43	(0.03)	(0.03)	1.03	0.22	1.12
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.36)	(0.53)	(0.48)	(0.46)	(0.44)	(0.46)
Net realized gains	—	—	(0.02)	—	(0.00)(d)	—
Total distributions	(0.36)	(0.53)	(0.50)	(0.46)	(0.44)	(0.46)
Net asset value, end of period	$ 48.05	$ 47.98	$ 48.54	$ 49.07	$ 48.50	$ 48.72
Total return (e)	0.90%	(0.06)%	(0.04)%	2.13%	0.46%	2.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,803,409	$3,654,095	$3,458,648	$2,966,297	$2,609,387	$2,219,335
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.34%(f)	1.11%	1.01%	0.94%	0.91%	0.93%
Portfolio turnover rate (g)	20%(h)	27%	32%	23%	23%	17%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc.(the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
For the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2019, so that the net annual fund operating expenses of the Fund will be limited to 0.23% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Agreement (except for acquired fund fees and expenses from holdings in acquired funds for non-cash management purposes), if any. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2019. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with the approval of the Fund’s Board of Trustees. The total amount of expenses waived for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF for the period ended December 31, 2018 have been disclosed in the Statements of Operations.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$1,364,980,902	$1,076,685,345
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	737,962,937	841,850,031
For the period ended December 31, 2018, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$583,959,780	$446,514,592	$(4,927,214)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	180,407,100	114,342,877	(1,326,463)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$2,814,679,558	$17,339,597	$19,172,954	$ (1,833,357)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,788,528,033	5,394,505	28,295,838	(22,901,333)
8.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

The following Funds participate in the credit facility as of December 31, 2018:
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2018.
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 55,387,765	$—	$ 55,387,765	$ 2,141,683
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	39,494,976	—	39,494,976	1,846,857
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
Effective January 2, 2019 (the “Effective Date”), SPDR Nuveen Bloomberg Barclays Municipal Bond ETF Fund's benchmark index was changed from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Barclays Municipal Managed Money 1-25 Years Index. Accordingly, as of the Effective Date, the SPDR Nuveen Barclays Municipal Bond ETF has a principal investment strategy to track the new Index.
57

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
58

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,014.20	$1,009.00
Expenses Paid During Period(a)	1.17	1.01
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.00	1,024.20
Expenses Paid During Period(a)	1.17	1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the most recent 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
59

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
60

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRMUNISAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR Portfolio Small Cap ETF, SPDR Portfolio Total Stock Market ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Long Term Corporate Bond ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.0%
AAR Corp.	18,716	$ 698,856
Aerojet Rocketdyne Holdings, Inc. (a)	40,692	1,433,579
Aerovironment, Inc. (a)	13,460	914,607
Astronics Corp. (a)	13,459	409,827
Axon Enterprise, Inc. (a)	31,448	1,375,850
Cubic Corp.	12,322	662,184
Ducommun, Inc. (a)	6,522	236,879
Engility Holdings, Inc. (a)	11,727	333,750
Esterline Technologies Corp. (a)	10,942	1,328,906
KeyW Holding Corp. (a)	14,151	94,670
Kratos Defense & Security Solutions, Inc. (a) (b)	57,319	807,625
Mercury Systems, Inc. (a)	25,873	1,223,534
Moog, Inc. Class A	2,691	208,499
National Presto Industries, Inc.	3,451	403,491
Sparton Corp. (a)	5,318	96,734
Triumph Group, Inc.	26,120	300,380
Vectrus, Inc. (a)	6,481	139,860
Wesco Aircraft Holdings, Inc. (a)	41,531	328,095
		10,997,326
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	32,713	746,183
Atlas Air Worldwide Holdings, Inc. (a)	15,553	656,181
Echo Global Logistics, Inc. (a)	8,243	167,580
Forward Air Corp.	14,182	777,883
Hub Group, Inc. Class A (a)	17,317	641,941
Radiant Logistics, Inc. (a)	31,519	133,956
		3,123,724
AIRLINES — 0.4%
Allegiant Travel Co.	7,573	758,966
Hawaiian Holdings, Inc.	31,886	842,109
SkyWest, Inc.	23,332	1,037,574
Spirit Airlines, Inc. (a)	34,741	2,012,199
		4,650,848
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	66,276	735,664
Cooper Tire & Rubber Co. (b)	26,265	849,147
Cooper-Standard Holdings, Inc. (a)	10,848	673,878
Dana, Inc.	74,671	1,017,766
Dorman Products, Inc. (a)	16,352	1,472,007
Fox Factory Holding Corp. (a)	18,977	1,117,176
Gentherm, Inc. (a)	22,833	912,863
Horizon Global Corp. (a) (b)	16,204	23,172
LCI Industries	12,322	823,110
Modine Manufacturing Co. (a)	22,336	241,452
Motorcar Parts of America, Inc. (a)	13,271	220,829
Shiloh Industries, Inc. (a)	9,114	53,135
Standard Motor Products, Inc.	10,613	513,987
Security Description	Shares	Value
Stoneridge, Inc. (a)	13,335	$ 328,708
Strattec Security Corp.	1,878	54,086
Superior Industries International, Inc.	7,980	38,384
Tenneco, Inc. Class A	27,088	741,940
Tower International, Inc.	12,519	297,952
Veoneer, Inc. (a) (b)	39,380	928,187
Visteon Corp. (a)	17,488	1,054,177
VOXX International Corp. (a)	12,801	50,692
		12,148,312
AUTOMOBILES — 0.1%
Thor Industries, Inc.	21,479	1,116,908
Winnebago Industries, Inc.	14,203	343,855
		1,460,763
BANKS — 9.2%
1st Constitution Bancorp	3,796	75,654
1st Source Corp.	11,296	455,681
Access National Corp.	9,309	198,561
ACNB Corp.	5,135	201,549
Allegiance Bancshares, Inc. (a)	7,428	240,444
American National Bankshares, Inc.	4,802	140,747
Ameris Bancorp	24,727	783,104
Arrow Financial Corp.	9,042	289,525
Associated Banc-Corp.	86,517	1,712,171
Atlantic Capital Bancshares, Inc. (a)	16,350	267,650
Banc of California, Inc. (b)	17,172	228,559
BancFirst Corp.	7,116	355,088
Bancorp, Inc. (a)	27,663	220,197
BancorpSouth Bank	42,955	1,122,844
Bank of Commerce Holdings	9,114	99,889
Bank of Hawaii Corp.	17,864	1,202,604
Bank of Marin Bancorp	3,787	156,176
BankUnited, Inc.	52,137	1,560,982
Banner Corp.	17,691	946,115
Bar Harbor Bankshares	4,280	96,000
BCB Bancorp, Inc.	7,158	74,944
Berkshire Hills Bancorp, Inc.	24,045	648,494
Blue Hills Bancorp, Inc.	14,209	303,220
Boston Private Financial Holdings, Inc.	40,455	427,609
Bridge Bancorp, Inc.	8,004	204,022
Brookline Bancorp, Inc.	47,437	655,579
Bryn Mawr Bank Corp.	12,585	432,924
C&F Financial Corp.	1,978	105,249
Cadence BanCorp	15,381	258,093
Camden National Corp.	9,731	350,024
Capital City Bank Group, Inc.	4,216	97,853
Capstar Financial Holdings, Inc.	4,329	63,766
Carolina Financial Corp.	11,498	340,226
Cathay General Bancorp	34,907	1,170,432
CenterState Bank Corp.	43,145	907,771
Central Pacific Financial Corp.	9,214	224,361

1

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Central Valley Community Bancorp	6,372	$ 120,240
Chemical Financial Corp.	37,355	1,367,567
Chemung Financial Corp.	2,078	85,842
Citizens & Northern Corp.	8,351	220,717
City Holding Co.	8,269	558,902
Civista Bancshares, Inc.	5,318	92,640
CNB Financial Corp.	8,227	188,810
Codorus Valley Bancorp, Inc.	6,347	134,874
Columbia Banking System, Inc.	32,433	1,176,994
Community Bank System, Inc.	26,040	1,518,132
Community Bankers Trust Corp. (a)	13,243	95,614
Community Financial Corp.	2,078	60,761
Community Trust Bancorp, Inc.	7,400	293,114
ConnectOne Bancorp, Inc.	13,334	246,279
County Bancorp, Inc.	2,965	51,502
Customers Bancorp, Inc. (a)	16,820	306,124
CVB Financial Corp.	63,922	1,293,142
DNB Financial Corp.	1,978	53,406
Eagle Bancorp, Inc. (a)	14,904	725,974
Enterprise Bancorp, Inc.	5,150	165,624
Enterprise Financial Services Corp.	13,719	516,246
Evans Bancorp, Inc.	2,965	96,392
Farmers National Banc Corp.	16,287	207,496
FB Financial Corp.	8,079	282,927
FCB Financial Holdings, Inc. Class A (a)	24,121	809,983
Fidelity Southern Corp.	13,983	363,838
Financial Institutions, Inc.	8,579	220,480
First BanCorp	110,473	950,068
First Bancorp, Inc.	4,732	124,452
First Bancorp/Southern Pines	18,126	591,995
First Bancshares, Inc.	7,265	219,766
First Busey Corp.	24,331	597,083
First Business Financial Services, Inc.	5,218	101,803
First Citizens BancShares, Inc. Class A	3,372	1,271,413
First Commonwealth Financial Corp.	34,416	415,745
First Community Bankshares, Inc.	8,887	279,763
First Financial Bancorp	38,623	916,138
First Financial Bankshares, Inc.	25,126	1,449,519
First Financial Corp.	7,208	289,401
First Financial Northwest, Inc.	5,218	80,722
First Foundation, Inc. (a)	12,324	158,487
First Guaranty Bancshares, Inc. (b)	2,959	68,678
First Hawaiian, Inc.	28,616	644,146
First Internet Bancorp	4,229	86,441
First Interstate BancSystem, Inc. Class A	19,996	731,054
First Merchants Corp.	25,802	884,235
First Mid-Illinois Bancshares, Inc.	5,210	166,303
First Midwest Bancorp, Inc.	59,496	1,178,616
First Northwest Bancorp	5,507	81,669
First of Long Island Corp.	11,511	229,644
Security Description	Shares	Value
Flushing Financial Corp.	14,861	$ 319,957
FNB Corp.	157,725	1,552,014
Franklin Financial Network, Inc. (a)	2,295	60,519
Fulton Financial Corp.	82,891	1,283,153
German American Bancorp, Inc.	11,935	331,435
Glacier Bancorp, Inc.	41,754	1,654,294
Great Southern Bancorp, Inc.	6,763	311,301
Great Western Bancorp, Inc.	32,495	1,015,469
Green Bancorp, Inc.	11,384	195,122
Guaranty Bancorp	16,123	334,552
Hancock Whitney Corp.	43,754	1,516,076
Hanmi Financial Corp.	11,182	220,285
HarborOne Bancorp, Inc. (a)	11,644	185,023
Heartland Financial USA, Inc.	17,195	755,720
Heritage Commerce Corp.	21,220	240,635
Heritage Financial Corp.	13,435	399,288
Hilltop Holdings, Inc.	34,779	620,110
Home BancShares, Inc.	85,192	1,392,037
HomeTrust Bancshares, Inc.	10,959	286,907
Hope Bancorp, Inc.	64,526	765,278
Horizon Bancorp, Inc.	23,242	366,759
Howard Bancorp, Inc. (a)	5,218	74,617
IBERIABANK Corp.	28,178	1,811,282
Independent Bank Corp.	13,282	279,188
Independent Bank Corp. (Massachusetts)	13,893	976,817
Independent Bank Group, Inc.	11,063	506,354
International Bancshares Corp.	23,487	807,953
Investar Holding Corp.	5,118	126,926
Investors Bancorp, Inc.	134,778	1,401,691
Lakeland Bancorp, Inc.	20,285	300,421
Lakeland Financial Corp.	13,682	549,469
LCNB Corp.	2,901	43,950
LegacyTexas Financial Group, Inc.	20,998	673,826
Live Oak Bancshares, Inc. (b)	9,056	134,119
Macatawa Bank Corp.	18,868	181,510
MB Financial, Inc.	39,193	1,553,219
MBT Financial Corp.	12,395	115,274
Mercantile Bank Corp.	10,251	289,693
Middlefield Banc Corp.	1,878	79,684
Midland States Bancorp, Inc.	1,839	41,083
MidSouth Bancorp, Inc.	7,096	75,218
MidWestOne Financial Group, Inc.	4,333	107,588
MutualFirst Financial, Inc.	3,227	85,741
National Bank Holdings Corp. Class A	18,130	559,673
National Bankshares, Inc.	3,794	138,215
National Commerce Corp. (a)	9,003	324,108
NBT Bancorp, Inc.	21,477	742,889
Nicolet Bankshares, Inc. (a)	4,887	238,486
Northeast Bancorp	3,796	63,507
Northrim BanCorp, Inc.	4,335	142,491
Norwood Financial Corp.	2,965	97,845
OFG Bancorp	17,832	293,515
Ohio Valley Banc Corp.	1,978	70,001

2

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Old Line Bancshares, Inc.	6,314	$ 166,184
Old National Bancorp	78,800	1,213,520
Old Point Financial Corp.	2,078	45,363
Old Second Bancorp, Inc.	18,173	236,249
Opus Bank	17,060	334,205
Orrstown Financial Services, Inc.	4,329	78,831
Pacific Mercantile Bancorp (a)	9,114	65,165
Pacific Premier Bancorp, Inc. (a)	24,381	622,203
Park National Corp.	8,823	749,514
Parke Bancorp, Inc.	4,401	82,365
Peapack Gladstone Financial Corp.	7,145	179,911
Penns Woods Bancorp, Inc.	2,078	83,619
Peoples Bancorp of North Carolina, Inc.	2,817	68,904
Peoples Bancorp, Inc.	9,217	277,432
People's Utah Bancorp	9,711	292,787
Popular, Inc.	51,506	2,432,113
Preferred Bank	6,311	273,582
Premier Financial Bancorp, Inc.	4,705	70,152
QCR Holdings, Inc.	3,782	121,364
Renasant Corp.	29,663	895,229
Republic Bancorp, Inc. Class A	6,300	243,936
Republic First Bancorp, Inc. (a)	32,297	192,813
S&T Bancorp, Inc.	17,261	653,156
Sandy Spring Bancorp, Inc.	17,778	557,163
SB One Bancorp	2,867	58,601
Seacoast Banking Corp. of Florida (a)	28,421	739,514
ServisFirst Bancshares, Inc.	25,100	799,937
Shore Bancshares, Inc.	8,385	121,918
Sierra Bancorp	8,042	193,249
Simmons First National Corp. Class A	48,618	1,173,152
SmartFinancial, Inc. (a)	4,229	77,264
South State Corp.	18,815	1,127,959
Southern First Bancshares, Inc. (a)	4,317	138,446
Southern National Bancorp of Virginia, Inc.	7,963	105,271
Southside Bancshares, Inc.	19,407	616,172
State Bank Financial Corp.	19,072	411,764
Sterling Bancorp	114,954	1,897,891
Stock Yards Bancorp, Inc.	8,028	263,318
Summit Financial Group, Inc.	4,273	82,512
TCF Financial Corp.	80,778	1,574,363
Texas Capital Bancshares, Inc. (a)	18,680	954,361
Tompkins Financial Corp.	8,161	612,157
Towne Bank	31,796	761,514
TriCo Bancshares	12,849	434,168
TriState Capital Holdings, Inc. (a)	14,211	276,546
Triumph Bancorp, Inc. (a)	11,337	336,709
Trustmark Corp.	22,699	645,333
Two River Bancorp	2,349	35,846
UMB Financial Corp.	23,024	1,403,773
Umpqua Holdings Corp.	105,205	1,672,760
Union Bankshares Corp.	37,053	1,046,006
United Bankshares, Inc. (b)	51,472	1,601,294
Security Description	Shares	Value
United Community Banks, Inc.	42,039	$ 902,157
Unity Bancorp, Inc.	4,329	89,870
Univest Corp. of Pennsylvania	15,245	328,835
Valley National Bancorp	159,811	1,419,122
Veritex Holdings, Inc. (a) (b)	13,328	284,953
Washington Trust Bancorp, Inc.	6,331	300,912
WesBanco, Inc.	31,276	1,147,516
West Bancorp, Inc.	8,732	166,694
Westamerica Bancorporation	15,032	836,982
Wintrust Financial Corp.	29,037	1,930,670
		102,586,424
BEVERAGES — 0.1%
Castle Brands, Inc. (a) (b)	62,249	52,943
Coca-Cola Bottling Co. Consolidated	1,930	342,343
Craft Brew Alliance, Inc. (a)	6,291	90,024
MGP Ingredients, Inc. (b)	6,117	348,975
National Beverage Corp.	6,311	452,940
New Age Beverages Corp. (a) (b)	12,400	64,480
Primo Water Corp. (a)	17,155	240,342
		1,592,047
BIOTECHNOLOGY — 5.6%
Abeona Therapeutics, Inc. (a) (b)	18,142	129,534
ACADIA Pharmaceuticals, Inc. (a) (b)	66,698	1,078,507
Acceleron Pharma, Inc. (a) (b)	22,717	989,325
Achaogen, Inc. (a) (b)	17,688	21,756
Achillion Pharmaceuticals, Inc. (a)	88,084	140,054
Acorda Therapeutics, Inc. (a)	28,923	450,620
Adamas Pharmaceuticals, Inc. (a) (b)	12,341	105,392
ADMA Biologics, Inc. (a) (b)	18,180	43,450
Aduro Biotech, Inc. (a)	29,520	77,933
Adverum Biotechnologies, Inc. (a)	21,588	68,002
Agenus, Inc. (a) (b)	56,531	134,544
AgeX Therapeutics, Inc. (a) (b)	9,111	27,242
Agios Pharmaceuticals, Inc. (a) (b)	27,154	1,252,071
Aimmune Therapeutics, Inc. (a) (b)	15,049	359,972
Akebia Therapeutics, Inc. (a) (b)	47,947	265,147
Albireo Pharma, Inc. (a)	2,078	50,973
Alder Biopharmaceuticals, Inc. (a) (b)	37,733	386,763
Aldeyra Therapeutics, Inc. (a)	9,214	76,476
Allena Pharmaceuticals, Inc. (a)	4,225	23,026
AMAG Pharmaceuticals, Inc. (a) (b)	21,214	322,241
Amicus Therapeutics, Inc. (a) (b)	114,524	1,097,140
AnaptysBio, Inc. (a) (b)	11,203	714,639
Anavex Life Sciences Corp. (a) (b)	30,426	47,465
Apellis Pharmaceuticals, Inc. (a)	16,143	212,926
Aptinyx, Inc. (a)	5,980	98,909
Arcus Biosciences, Inc. (a)	10,966	118,104
Ardelyx, Inc. (a)	20,432	36,573
Arena Pharmaceuticals, Inc. (a)	26,057	1,014,920
ArQule, Inc. (a) (b)	66,894	185,296

3

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Array BioPharma, Inc. (a) (b)	114,560	$ 1,632,480
Arrowhead Pharmaceuticals, Inc. (a) (b)	56,933	707,108
Atara Biotherapeutics, Inc. (a)	20,537	713,455
Athenex, Inc. (a) (b)	9,815	124,552
Athersys, Inc. (a) (b)	70,672	101,768
Audentes Therapeutics, Inc. (a)	18,432	392,970
AVEO Pharmaceuticals, Inc. (a) (b)	72,669	116,270
Avid Bioservices, Inc. (a)	25,770	105,657
Avrobio, Inc. (a)	6,080	101,232
Bellicum Pharmaceuticals, Inc. (a)	19,529	57,025
BioCryst Pharmaceuticals, Inc. (a) (b)	62,438	503,875
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	10,241	378,712
BioSpecifics Technologies Corp. (a)	2,275	137,865
BioTime, Inc. (a) (b)	85,787	78,324
Blueprint Medicines Corp. (a)	22,302	1,202,301
Calithera Biosciences, Inc. (a)	27,895	111,859
Cara Therapeutics, Inc. (a) (b)	17,037	221,481
CareDx, Inc. (a)	17,990	452,269
CASI Pharmaceuticals, Inc. (a) (b)	22,604	90,868
Catalyst Pharmaceuticals, Inc. (a) (b)	39,113	75,097
Cellular Biomedicine Group, Inc. (a) (b)	7,096	125,315
CEL-SCI Corp. (a) (b)	18,180	52,177
ChemoCentryx, Inc. (a)	19,117	208,566
Clovis Oncology, Inc. (a) (b)	25,270	453,849
Coherus Biosciences, Inc. (a) (b)	30,541	276,396
Conatus Pharmaceuticals, Inc. (a) (b)	18,142	31,386
Concert Pharmaceuticals, Inc. (a)	6,229	78,174
ContraFect Corp. (a) (b)	42,586	65,157
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	30,555	178,441
Corvus Pharmaceuticals, Inc. (a) (b)	9,214	33,815
CTI BioPharma Corp. (a)	24,235	17,779
Cytokinetics, Inc. (a)	34,921	220,701
CytomX Therapeutics, Inc. (a)	21,922	331,022
Deciphera Pharmaceuticals, Inc. (a)	8,825	185,237
Denali Therapeutics, Inc. (a) (b)	33,187	685,643
Dicerna Pharmaceuticals, Inc. (a)	20,823	222,598
Dynavax Technologies Corp. (a) (b)	37,613	344,159
Eagle Pharmaceuticals, Inc. (a) (b)	7,051	284,085
Editas Medicine, Inc. (a) (b)	22,531	512,580
Eidos Therapeutics, Inc. (a) (b)	6,088	83,771
Emergent BioSolutions, Inc. (a)	23,060	1,366,997
Enanta Pharmaceuticals, Inc. (a)	7,152	506,576
Epizyme, Inc. (a)	30,717	189,217
Esperion Therapeutics, Inc. (a) (b)	14,402	662,492
Fate Therapeutics, Inc. (a) (b)	32,491	416,860
FibroGen, Inc. (a)	40,981	1,896,601
Five Prime Therapeutics, Inc. (a)	21,465	199,625
Flexion Therapeutics, Inc. (a) (b)	19,715	223,174
Security Description	Shares	Value
Forty Seven, Inc. (a) (b)	6,896	$ 108,405
G1 Therapeutics, Inc. (a) (b)	13,960	267,334
Galectin Therapeutics, Inc. (a)	20,900	71,687
Genomic Health, Inc. (a)	18,130	1,167,753
Geron Corp. (a) (b)	87,568	87,568
Global Blood Therapeutics, Inc. (a) (b)	27,235	1,117,997
GlycoMimetics, Inc. (a) (b)	18,228	172,619
Halozyme Therapeutics, Inc. (a)	78,773	1,152,449
Heron Therapeutics, Inc. (a) (b)	38,365	995,188
Homology Medicines, Inc. (a)	10,972	245,334
Idera Pharmaceuticals, Inc. (a)	14,358	39,772
Immune Design Corp. (a)	17,199	22,359
ImmunoGen, Inc. (a)	83,706	401,789
Immunomedics, Inc. (a) (b)	85,474	1,219,714
Inovio Pharmaceuticals, Inc. (a) (b)	35,933	143,732
Insmed, Inc. (a) (b)	47,303	620,615
Insys Therapeutics, Inc. (a) (b)	12,687	44,405
Intellia Therapeutics, Inc. (a)	16,248	221,785
Intercept Pharmaceuticals, Inc. (a) (b)	12,560	1,265,922
Intrexon Corp. (a) (b)	43,657	285,517
Invitae Corp. (a)	38,044	420,767
Iovance Biotherapeutics, Inc. (a) (b)	51,068	451,952
Ironwood Pharmaceuticals, Inc. (a) (b)	77,210	799,896
Jounce Therapeutics, Inc. (a)	9,214	31,051
Kadmon Holdings, Inc. (a) (b)	48,134	100,119
KalVista Pharmaceuticals, Inc. (a)	4,500	88,875
Karyopharm Therapeutics, Inc. (a) (b)	31,121	291,604
Kezar Life Sciences, Inc. (a) (b)	5,348	126,213
Kindred Biosciences, Inc. (a)	16,210	177,500
Krystal Biotech, Inc. (a) (b)	1,980	41,144
Kura Oncology, Inc. (a) (b)	15,210	213,548
La Jolla Pharmaceutical Co. (a) (b)	14,155	133,482
Lexicon Pharmaceuticals, Inc. (a) (b)	70,913	470,862
Loxo Oncology, Inc. (a) (b)	13,673	1,915,177
MacroGenics, Inc. (a)	22,826	289,890
Madrigal Pharmaceuticals, Inc. (a) (b)	4,080	459,898
MannKind Corp. (a) (b)	66,716	70,719
MediciNova, Inc. (a) (b)	17,261	141,022
MEI Pharma, Inc. (a)	21,640	57,130
MeiraGTx Holdings PLC (a) (b)	7,450	71,818
MiMedx Group, Inc. (a) (b)	85	152
Minerva Neurosciences, Inc. (a)	18,152	122,344
Miragen Therapeutics, Inc. (a)	5,318	16,114
Mirati Therapeutics, Inc. (a) (b)	17,535	743,835
Molecular Templates, Inc. (a) (b)	6,107	24,672
Momenta Pharmaceuticals, Inc. (a)	47,694	526,542
Myriad Genetics, Inc. (a) (b)	36,917	1,073,177
NantKwest, Inc. (a)	7,030	8,155
Natera, Inc. (a)	21,396	298,688
Neon Therapeutics, Inc. (a) (b)	8,300	41,749

4

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Novavax, Inc. (a) (b)	183,122	$ 336,945
OPKO Health, Inc. (a) (b)	182,303	548,732
Organovo Holdings, Inc. (a) (b)	16,830	16,108
PDL BioPharma, Inc. (a)	59,121	171,451
Pieris Pharmaceuticals, Inc. (a)	31,431	83,606
Pluristem Therapeutics, Inc. (a) (b)	40,191	31,675
PolarityTE, Inc. (a) (b)	6,917	93,310
Portola Pharmaceuticals, Inc. (a) (b)	38,610	753,667
Progenics Pharmaceuticals, Inc. (a) (b)	46,041	193,372
Protagonist Therapeutics, Inc. (a)	5,118	34,444
PTC Therapeutics, Inc. (a)	27,103	930,175
Puma Biotechnology, Inc. (a) (b)	20,044	407,895
Ra Pharmaceuticals, Inc. (a)	10,229	186,168
Radius Health, Inc. (a) (b)	26,762	441,305
Recro Pharma, Inc. (a)	9,014	63,999
REGENXBIO, Inc. (a)	18,565	778,802
Repligen Corp. (a) (b)	18,332	966,830
Retrophin, Inc. (a) (b)	17,333	392,246
Rhythm Pharmaceuticals, Inc. (a)	9,722	261,327
Rigel Pharmaceuticals, Inc. (a) (b)	66,494	152,936
Rocket Pharmaceuticals, Inc. (a) (b)	22,317	330,738
Sangamo Therapeutics, Inc. (a) (b)	57,241	657,127
Savara, Inc. (a)	10,992	83,209
Scholar Rock Holding Corp. (a) (b)	8,800	202,136
Selecta Biosciences, Inc. (a) (b)	9,957	26,486
Seres Therapeutics, Inc. (a) (b)	18,812	85,030
Sesen Bio, Inc. (a) (b)	50,214	71,304
Solid Biosciences, Inc. (a) (b)	13,915	372,922
Sorrento Therapeutics, Inc. (a) (b)	49,670	119,208
Spark Therapeutics, Inc. (a) (b)	20,638	807,771
Spectrum Pharmaceuticals, Inc. (a) (b)	49,675	434,656
Spring Bank Pharmaceuticals, Inc. (a) (b)	6,307	65,530
Stemline Therapeutics, Inc. (a) (b)	18,142	172,349
Surface Oncology, Inc. (a)	6,080	25,779
Syndax Pharmaceuticals, Inc. (a)	9,014	40,112
Synergy Pharmaceuticals, Inc. (a) (b)	182,173	20,750
Synlogic, Inc. (a) (b)	6,207	43,511
Syros Pharmaceuticals, Inc. (a) (b)	12,347	68,773
T2 Biosystems, Inc. (a) (b)	21,773	65,537
TESARO, Inc. (a) (b)	20,549	1,525,763
TG Therapeutics, Inc. (a) (b)	39,253	160,937
Tocagen, Inc. (a)	10,537	86,509
Translate Bio, Inc. (a) (b)	11,960	89,700
Trevena, Inc. (a)	67,415	28,988
Ultragenyx Pharmaceutical, Inc. (a) (b)	28,053	1,219,744
UNITY Biotechnology, Inc. (a) (b)	9,140	148,616
Vanda Pharmaceuticals, Inc. (a)	30,527	797,671
Veracyte, Inc. (a)	12,454	156,671
Verastem, Inc. (a) (b)	39,177	131,635
Vericel Corp. (a)	23,132	402,497
Security Description	Shares	Value
Viking Therapeutics, Inc. (a) (b)	37,316	$ 285,467
Voyager Therapeutics, Inc. (a)	11,125	104,575
XBiotech, Inc. (a)	9,214	46,807
Xencor, Inc. (a)	33,925	1,226,728
Zafgen, Inc. (a)	16,422	81,289
ZIOPHARM Oncology, Inc. (a) (b)	84,674	158,340
		62,736,458
BUILDING PRODUCTS — 1.2%
AAON, Inc.	25,904	908,194
Advanced Drainage Systems, Inc.	24,636	597,423
American Woodmark Corp. (a)	6,985	388,925
Apogee Enterprises, Inc.	15,072	449,899
Armstrong Flooring, Inc. (a)	16,177	191,536
Armstrong World Industries, Inc.	28,184	1,640,591
Builders FirstSource, Inc. (a)	70,394	767,999
Continental Building Products, Inc. (a)	23,534	598,940
CSW Industrials, Inc. (a)	9,910	479,149
Gibraltar Industries, Inc. (a)	19,892	707,956
Griffon Corp.	24,173	252,608
Insteel Industries, Inc.	11,537	280,118
JELD-WEN Holding, Inc. (a) (b)	40,082	569,565
Masonite International Corp. (a)	14,670	657,656
NCI Building Systems, Inc. (a)	25,884	187,659
Patrick Industries, Inc. (a)	10,958	324,466
PGT Innovations, Inc. (a)	31,097	492,888
Quanex Building Products Corp.	19,889	270,292
Simpson Manufacturing Co., Inc.	22,294	1,206,774
Trex Co., Inc. (a)	33,111	1,965,469
Universal Forest Products, Inc.	26,392	685,136
		13,623,243
CAPITAL MARKETS — 1.3%
Arlington Asset Investment Corp. Class A (b)	955	6,914
Artisan Partners Asset Management, Inc. Class A	25,979	574,396
B. Riley Financial, Inc.	10,792	153,246
BGC Partners, Inc. Class A	118,010	610,112
Blucora, Inc. (a)	27,648	736,543
Cohen & Steers, Inc.	9,972	342,239
Cowen, Inc. (a) (b)	17,259	230,235
Diamond Hill Investment Group, Inc.	2,010	300,394
Donnelley Financial Solutions, Inc. (a)	23,142	324,682
Evercore, Inc. Class A	21,387	1,530,454
GAIN Capital Holdings, Inc. (b)	6,112	37,650
GAMCO Investors, Inc. Class A	5,318	89,821
Greenhill & Co., Inc. (b)	8,846	215,842
Hamilton Lane, Inc. Class A	6,215	229,955
Hennessy Advisors, Inc.	2,867	28,699
Houlihan Lokey, Inc.	15,277	562,194
INTL. FCStone, Inc. (a)	9,201	336,573
Investment Technology Group, Inc.	13,831	418,249

5

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ladenburg Thalmann Financial Services, Inc.	61,102	$ 142,368
Legg Mason, Inc.	45,036	1,148,868
Moelis & Co. Class A	17,307	595,015
Morningstar, Inc.	10,003	1,098,729
Piper Jaffray Cos.	4,970	327,225
PJT Partners, Inc. Class A	7,120	275,971
Pzena Investment Management, Inc. Class A	11,026	95,375
Safeguard Scientifics, Inc. (a)	4,779	41,195
Silvercrest Asset Management Group, Inc. Class A	3,340	44,188
Stifel Financial Corp.	37,222	1,541,735
Virtu Financial, Inc. Class A (b)	25,997	669,683
Virtus Investment Partners, Inc.	1,056	83,878
Waddell & Reed Financial, Inc. Class A	35,599	643,630
Westwood Holdings Group, Inc.	5,302	180,268
WisdomTree Investments, Inc.	78,002	518,713
		14,135,039
CHEMICALS — 2.7%
Advanced Emissions Solutions, Inc. (b)	11,115	117,263
AdvanSix, Inc. (a)	17,164	417,772
AgroFresh Solutions, Inc. (a)	27,182	103,020
American Vanguard Corp.	10,973	166,680
Amyris, Inc. (a) (b)	7,360	24,582
Ashland Global Holdings, Inc.	33,335	2,365,452
Balchem Corp.	17,172	1,345,426
Cabot Corp.	34,518	1,482,203
Chase Corp.	4,498	450,025
Ferro Corp. (a)	38,623	605,609
Flotek Industries, Inc. (a) (b)	21,032	22,925
FutureFuel Corp.	19,711	312,616
GCP Applied Technologies, Inc. (a)	42,688	1,047,990
Hawkins, Inc.	2,081	85,217
HB Fuller Co.	23,291	993,827
Ingevity Corp. (a)	21,353	1,787,033
Innophos Holdings, Inc.	13,281	325,783
Innospec, Inc.	15,381	949,931
Intrepid Potash, Inc. (a)	59,813	155,514
Koppers Holdings, Inc. (a)	8,201	139,745
Kraton Corp. (a)	13,409	292,853
LSB Industries, Inc. (a)	3,570	19,706
Minerals Technologies, Inc.	18,977	974,279
NewMarket Corp.	3,660	1,508,249
Olin Corp.	68,980	1,387,188
OMNOVA Solutions, Inc. (a)	22,336	163,723
Platform Specialty Products Corp. (a)	157,299	1,624,899
PolyOne Corp.	41,520	1,187,472
Quaker Chemical Corp.	7,065	1,255,521
Rayonier Advanced Materials, Inc.	31,648	337,051
Scotts Miracle-Gro Co.	14,180	871,503
Sensient Technologies Corp.	22,191	1,239,367
Stepan Co.	10,697	791,578
Security Description	Shares	Value
Trecora Resources (a)	12,879	$ 100,456
Tredegar Corp.	19,530	309,746
Trinseo SA	23,734	1,086,542
Tronox, Ltd. Class A	41,054	319,400
Valvoline, Inc.	81,580	1,578,573
WR Grace & Co.	36,140	2,345,847
		30,292,566
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	32,515	1,044,057
ACCO Brands Corp.	55,765	378,087
Advanced Disposal Services, Inc. (a)	37,859	906,344
Brink's Co.	26,429	1,708,635
Casella Waste Systems, Inc. Class A (a)	18,160	517,378
CECO Environmental Corp. (a)	11,382	76,828
Civeo Corp. (a)	83,218	119,002
Clean Harbors, Inc. (a)	27,920	1,377,852
Covanta Holding Corp.	69,918	938,299
Deluxe Corp.	24,945	958,886
Ennis, Inc.	16,082	309,578
Essendant, Inc.	15,530	195,367
Healthcare Services Group, Inc. (b)	34,077	1,369,214
Heritage-Crystal Clean, Inc. (a)	7,119	163,808
Herman Miller, Inc.	32,008	968,242
HNI Corp.	24,327	861,906
Interface, Inc.	28,619	407,821
Kimball International, Inc. Class B	20,001	283,814
Knoll, Inc.	30,791	507,436
LSC Communications, Inc.	12,413	86,891
Matthews International Corp. Class A	16,869	685,219
McGrath RentCorp	11,503	592,174
Mobile Mini, Inc.	24,033	763,048
MSA Safety, Inc.	18,770	1,769,448
Multi-Color Corp.	9,772	342,899
PICO Holdings, Inc. (a)	8,136	74,363
Pitney Bowes, Inc.	98,943	584,753
Quad/Graphics, Inc.	19,285	237,591
RR Donnelley & Sons Co.	25,560	101,218
SP Plus Corp. (a)	14,204	419,586
Steelcase, Inc. Class A	44,082	653,736
Team, Inc. (a) (b)	10,084	147,731
Tetra Tech, Inc.	27,919	1,445,367
UniFirst Corp.	7,585	1,085,186
US Ecology, Inc.	13,694	862,448
Viad Corp.	9,141	457,873
VSE Corp.	3,846	115,034
		23,517,119
COMMUNICATIONS EQUIPMENT — 1.7%
Acacia Communications, Inc. (a)	16,958	644,404
ADTRAN, Inc.	35,548	381,786
Applied Optoelectronics, Inc. (a) (b)	12,333	190,298

6

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ARRIS International PLC (a)	86,456	$ 2,642,960
CalAmp Corp. (a)	14,300	186,043
Calix, Inc. (a)	18,328	178,698
Ciena Corp. (a)	75,871	2,572,786
Comtech Telecommunications Corp.	11,424	278,060
Digi International, Inc. (a)	5,471	55,202
EchoStar Corp. Class A (a)	24,335	893,581
EMCORE Corp. (a)	8,109	34,058
Extreme Networks, Inc. (a)	71,536	436,370
Finisar Corp. (a)	61,077	1,319,263
Harmonic, Inc. (a)	31,104	146,811
Infinera Corp. (a)	92,604	369,490
Inseego Corp. (a) (b)	18,880	78,352
InterDigital, Inc.	18,650	1,238,919
KVH Industries, Inc. (a)	8,225	84,635
Lumentum Holdings, Inc. (a) (b)	39,188	1,646,288
NETGEAR, Inc. (a)	19,652	1,022,494
NetScout Systems, Inc. (a)	45,642	1,078,520
Plantronics, Inc.	20,840	689,804
Quantenna Communications, Inc. (a)	6,034	86,588
Ribbon Communications, Inc. (a)	38,876	187,382
ViaSat, Inc. (a) (b)	29,841	1,759,127
Viavi Solutions, Inc. (a)	114,055	1,146,253
		19,348,172
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	20,269	330,790
Ameresco, Inc. Class A (a)	10,103	142,452
Argan, Inc.	6,949	262,950
Comfort Systems USA, Inc.	16,600	725,088
Dycom Industries, Inc. (a)	16,056	867,666
EMCOR Group, Inc.	28,610	1,707,731
Granite Construction, Inc.	23,156	932,724
Great Lakes Dredge & Dock Corp. (a)	20,322	134,532
HC2 Holdings, Inc. (a) (b)	6,287	16,598
IES Holdings, Inc. (a)	11,981	186,304
KBR, Inc.	75,560	1,147,001
MasTec, Inc. (a) (b)	35,032	1,420,898
MYR Group, Inc. (a)	8,704	245,192
Northwest Pipe Co. (a)	6,107	142,232
NV5 Global, Inc. (a)	3,792	229,605
Orion Group Holdings, Inc. (a)	14,332	61,484
Primoris Services Corp.	26,172	500,670
Sterling Construction Co., Inc. (a)	16,257	177,039
Tutor Perini Corp. (a) (b)	20,372	325,341
Valmont Industries, Inc.	11,223	1,245,192
Willscot Corp. (a)	12,810	120,670
		10,922,159
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	23,272	1,420,290
Forterra, Inc. (a) (b)	10,003	37,611
Summit Materials, Inc. Class A (a) (b)	59,959	743,492
Security Description	Shares	Value
US Concrete, Inc. (a) (b)	10,537	$ 371,745
		2,573,138
CONSUMER FINANCE — 0.8%
Elevate Credit, Inc. (a)	5,318	23,825
Encore Capital Group, Inc. (a) (b)	11,015	258,852
Enova International, Inc. (a)	15,484	301,319
FirstCash, Inc.	24,355	1,762,084
Green Dot Corp. Class A (a)	24,367	1,937,664
LendingClub Corp. (a)	224,867	591,400
Navient Corp.	139,708	1,230,827
Nelnet, Inc. Class A	9,087	475,614
OneMain Holdings, Inc. (a)	31,431	763,459
PRA Group, Inc. (a) (b)	27,971	681,653
Regional Management Corp. (a)	7,117	171,164
World Acceptance Corp. (a)	5,318	543,819
		8,741,680
CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	48,516	2,226,884
Graphic Packaging Holding Co. (b)	164,150	1,746,556
Greif, Inc. Class A	2,879	106,840
Myers Industries, Inc.	17,296	261,343
Owens-Illinois, Inc. (a)	86,023	1,483,036
Silgan Holdings, Inc.	41,475	979,639
UFP Technologies, Inc. (a)	3,340	100,334
		6,904,632
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	23,657	550,025
Weyco Group, Inc.	3,796	110,730
		660,755
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	32,015	1,514,950
American Public Education, Inc. (a)	9,924	282,437
Bridgepoint Education, Inc. (a)	7,428	52,070
Career Education Corp. (a)	43,344	494,989
Carriage Services, Inc.	3,354	51,987
Chegg, Inc. (a)	50,031	1,421,881
Collectors Universe, Inc.	5,118	58,141
Graham Holdings Co. Class B	2,022	1,295,253
Grand Canyon Education, Inc. (a)	23,904	2,298,131
Houghton Mifflin Harcourt Co. (a)	76,490	677,701
K12, Inc. (a)	19,513	483,727
Laureate Education, Inc. Class A (a)	22,008	335,402
Regis Corp. (a)	29,456	499,279
Sotheby's (a) (b)	32,464	1,290,119
Strategic Education, Inc.	10,122	1,148,037
Weight Watchers International, Inc. (a)	34,335	1,323,614
		13,227,718

7

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	36,140	$ 618,717
Marlin Business Services Corp.	7,246	161,803
On Deck Capital, Inc. (a)	16,332	96,359
		876,879
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	5,839	417,664
Bandwidth, Inc. Class A (a)	4,490	182,968
Cincinnati Bell, Inc. (a)	31,245	243,086
Cogent Communications Holdings, Inc.	20,071	907,410
Consolidated Communications Holdings, Inc.	36,286	358,506
Frontier Communications Corp. (b)	45,656	108,661
Iridium Communications, Inc. (a) (b)	57,518	1,061,207
Ooma, Inc. (a)	9,214	127,890
ORBCOMM, Inc. (a)	44,247	365,480
pdvWireless, Inc. (a)	4,725	176,668
Vonage Holdings Corp. (a)	130,336	1,137,833
Windstream Holdings, Inc. (a) (b)	15,316	32,010
		5,119,383
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	22,902	1,745,590
El Paso Electric Co.	18,331	918,933
Hawaiian Electric Industries, Inc.	41,442	1,517,606
MGE Energy, Inc.	16,982	1,018,241
Otter Tail Corp.	20,306	1,007,990
PNM Resources, Inc.	36,835	1,513,550
Portland General Electric Co.	40,602	1,861,602
		9,583,512
ELECTRICAL EQUIPMENT — 0.8%
Allied Motion Technologies, Inc.	4,229	188,994
Atkore International Group, Inc. (a)	29,986	594,922
AZZ, Inc.	16,068	648,504
Babcock & Wilcox Enterprises, Inc. (a)	41,350	16,143
Encore Wire Corp.	12,784	641,501
Energous Corp. (a) (b)	11,586	67,083
EnerSys	23,059	1,789,609
Enphase Energy, Inc. (a) (b)	43,163	204,161
Generac Holdings, Inc. (a)	27,233	1,353,480
LSI Industries, Inc.	17,100	54,207
Plug Power, Inc. (a) (b)	144,293	178,923
Preformed Line Products Co.	1,089	59,078
Regal Beloit Corp.	25,424	1,780,951
Sunrun, Inc. (a) (b)	48,800	531,432
Thermon Group Holdings, Inc. (a)	11,042	223,932
TPI Composites, Inc. (a)	7,236	177,861
Ultralife Corp. (a)	5,118	34,547
Vicor Corp. (a)	11,088	419,016
		8,964,344
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Akoustis Technologies, Inc. (a) (b)	8,025	$ 39,884
Anixter International, Inc. (a)	19,560	1,062,303
AVX Corp.	30,184	460,306
Badger Meter, Inc.	18,028	887,158
Bel Fuse, Inc. Class B	1,924	35,440
Belden, Inc. (b)	21,484	897,387
Benchmark Electronics, Inc.	27,205	576,202
Coherent, Inc. (a)	13,276	1,403,406
Control4 Corp. (a)	15,402	271,075
CTS Corp.	15,382	398,240
Daktronics, Inc.	27,903	206,482
Dolby Laboratories, Inc. Class A	33,930	2,098,231
Electro Scientific Industries, Inc. (a)	19,800	593,208
ePlus, Inc. (a)	5,335	379,692
FARO Technologies, Inc. (a)	10,559	429,118
Fitbit, Inc. Class A (a)	145,570	723,483
ID Systems, Inc. (a)	8,225	45,978
II-VI, Inc. (a)	33,989	1,103,283
Insight Enterprises, Inc. (a)	22,863	931,667
Iteris, Inc. (a)	16,210	60,463
Itron, Inc. (a)	24,221	1,145,411
Jabil, Inc.	67,025	1,661,550
KEMET Corp.	24,453	428,906
Kimball Electronics, Inc. (a)	15,187	235,247
Knowles Corp. (a)	59,300	789,283
Littelfuse, Inc.	14,331	2,457,480
Maxwell Technologies, Inc. (a) (b)	18,947	39,220
Mesa Laboratories, Inc.	1,590	331,340
Methode Electronics, Inc.	17,149	399,400
MTS Systems Corp.	11,728	470,645
Napco Security Technologies, Inc. (a)	6,307	99,335
nLight, Inc. (a) (b)	7,532	133,919
Novanta, Inc. (a)	18,362	1,156,806
OSI Systems, Inc. (a)	11,102	813,777
PAR Technology Corp. (a)	6,207	135,002
Park Electrochemical Corp.	7,085	128,026
PC Connection, Inc.	7,438	221,132
Plexus Corp. (a)	15,260	779,481
Rogers Corp. (a)	10,933	1,083,023
Sanmina Corp. (a)	44,594	1,072,932
ScanSource, Inc. (a)	16,259	558,984
SYNNEX Corp.	11,658	942,433
Tech Data Corp. (a)	17,918	1,465,871
TTM Technologies, Inc. (a)	65,810	640,331
Vishay Intertechnology, Inc. (b)	62,401	1,123,842
Vishay Precision Group, Inc. (a)	7,490	226,423
		31,142,805
ENERGY EQUIPMENT & SERVICES — 1.1%
Apergy Corp. (a)	28,660	776,113
Archrock, Inc.	44,506	333,350
Basic Energy Services, Inc. (a)	16,302	62,600
Bristow Group, Inc. (a) (b)	19,580	47,579

8

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
C&J Energy Services, Inc. (a)	40,453	$ 546,115
Cactus, Inc. Class A (a)	7,596	208,206
CARBO Ceramics, Inc. (a)	10,414	36,241
Diamond Offshore Drilling, Inc. (a) (b)	80,824	762,979
Dril-Quip, Inc. (a)	23,470	704,804
Era Group, Inc. (a)	16,059	140,356
Exterran Corp. (a)	21,847	386,692
Forum Energy Technologies, Inc. (a)	52,530	216,949
Gulf Island Fabrication, Inc.	8,225	59,385
Helix Energy Solutions Group, Inc. (a)	70,722	382,606
Hornbeck Offshore Services, Inc. (a) (b)	20,539	29,576
Independence Contract Drilling, Inc. (a)	22,457	70,066
ION Geophysical Corp. (a)	6,307	32,670
Key Energy Services, Inc. (a)	8,225	17,026
KLX Energy Services Holdings, Inc. (a)	1	23
Mammoth Energy Services, Inc. (b)	20,377	366,378
Matrix Service Co. (a)	16,400	294,216
McDermott International, Inc. (a) (b)	76,951	503,260
Natural Gas Services Group, Inc. (a)	2,837	46,640
Newpark Resources, Inc. (a)	55,647	382,295
Nine Energy Service, Inc. (a)	13,268	299,061
Oceaneering International, Inc. (a)	59,765	723,156
Oil States International, Inc. (a)	33,577	479,480
Patterson-UTI Energy, Inc.	115,447	1,194,876
PHI, Inc. NVDR (a) (b)	6,240	11,544
Pioneer Energy Services Corp. (a)	51,999	63,959
ProPetro Holding Corp. (a) (b)	27,974	344,640
RigNet, Inc. (a)	6,185	78,178
Rowan Cos. PLC Class A (a)	64,834	543,957
RPC, Inc. (b)	31,435	310,263
SEACOR Holdings, Inc. (a)	5,134	189,958
Select Energy Services, Inc. Class A (a)	29,589	187,002
Smart Sand, Inc. (a) (b)	12,454	27,648
Superior Energy Services, Inc. (a)	87,776	294,050
TETRA Technologies, Inc. (a)	78,294	131,534
Tidewater, Inc. (a) (b)	14,364	274,783
Unit Corp. (a)	27,377	390,944
US Silica Holdings, Inc. (b)	43,394	441,751
		12,392,909
ENTERTAINMENT — 0.7%
AMC Entertainment Holdings, Inc. Class A	23,246	285,461
Cinemark Holdings, Inc.	42,840	1,533,672
Eros International PLC (a) (b)	13,979	115,886
Global Eagle Entertainment, Inc. (a) (b)	46,267	103,175
Security Description	Shares	Value
Glu Mobile, Inc. (a)	64,762	$ 522,629
Marcus Corp.	6,380	252,010
Pandora Media, Inc. (a)	150,535	1,217,828
Rosetta Stone, Inc. (a)	9,943	163,065
World Wrestling Entertainment, Inc. Class A	22,989	1,717,738
Zynga, Inc. Class A (a)	376,194	1,478,443
		7,389,907
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.4%
Acadia Realty Trust REIT	42,866	1,018,496
Agree Realty Corp. REIT	15,579	921,030
Alexander & Baldwin, Inc.	37,851	695,701
Alexander's, Inc. REIT	989	301,388
American Assets Trust, Inc. REIT	21,605	867,873
Americold Realty Trust REIT (b)	40,701	1,039,504
Apple Hospitality REIT, Inc.	102,866	1,466,869
Armada Hoffler Properties, Inc. REIT	28,661	402,974
Ashford Hospitality Trust, Inc. REIT	57,760	231,040
Bluerock Residential Growth REIT, Inc. (b)	2,886	26,032
Braemar Hotels & Resorts, Inc. REIT	7,614	67,993
Brandywine Realty Trust REIT	82,605	1,063,126
CareTrust REIT, Inc.	42,164	778,347
CatchMark Timber Trust, Inc. Class A REIT	22,349	158,678
CBL & Associates Properties, Inc. REIT (b)	91,084	174,881
Cedar Realty Trust, Inc. REIT	74,182	232,931
Chatham Lodging Trust REIT	18,369	324,764
Chesapeake Lodging Trust REIT	27,735	675,347
City Office REIT, Inc.	12,340	126,485
Clipper Realty, Inc. REIT	9,014	117,813
Colony Capital, Inc. REIT (b)	183,770	860,044
Columbia Property Trust, Inc. REIT	66,593	1,288,575
Community Healthcare Trust, Inc. REIT	8,964	258,432
CoreCivic, Inc. REIT	61,482	1,096,224
CoreSite Realty Corp. REIT	19,625	1,711,889
Corporate Office Properties Trust REIT	56,152	1,180,877
Cousins Properties, Inc. REIT	221,337	1,748,562
DiamondRock Hospitality Co. REIT	126,540	1,148,983
Easterly Government Properties, Inc. REIT	28,210	442,333
EastGroup Properties, Inc. REIT	18,764	1,721,222
Empire State Realty Trust, Inc. Class A REIT	76,298	1,085,721
EPR Properties REIT	35,432	2,268,711
Equity Commonwealth REIT	54,102	1,623,601
Farmland Partners, Inc. REIT (b)	7,770	35,276

9

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	63,951	$ 1,845,626
Four Corners Property Trust, Inc. REIT	27,423	718,483
Franklin Street Properties Corp. REIT	55,681	346,893
Front Yard Residential Corp. REIT	17,930	156,529
GEO Group, Inc. REIT	63,680	1,254,496
Getty Realty Corp. REIT	20,924	615,375
Gladstone Commercial Corp. REIT	19,581	350,892
Gladstone Land Corp. REIT	6,207	71,256
Global Medical REIT, Inc.	11,981	106,511
Global Net Lease, Inc. REIT (b)	40,820	719,248
Government Properties Income Trust REIT	57,128	392,469
Healthcare Realty Trust, Inc. REIT	65,351	1,858,582
Hersha Hospitality Trust REIT	10,353	181,592
Hospitality Properties Trust REIT	84,945	2,028,487
Independence Realty Trust, Inc. REIT	51,096	469,061
Industrial Logistics Properties Trust REIT (b)	24,339	478,753
InfraREIT, Inc. (a)	17,250	362,595
Innovative Industrial Properties, Inc. REIT (b)	2,050	93,050
Investors Real Estate Trust REIT	3,998	196,162
iStar, Inc. REIT (b)	19,242	176,449
JBG SMITH Properties REIT	45,922	1,598,545
Jernigan Capital, Inc. REIT	1,900	37,658
Lexington Realty Trust REIT	116,619	957,442
Life Storage, Inc. REIT	24,724	2,299,085
LTC Properties, Inc. REIT	21,170	882,366
Mack-Cali Realty Corp. REIT	46,590	912,698
MedEquities Realty Trust, Inc. REIT	4,283	29,296
MGM Growth Properties LLC Class A	31,675	836,537
Monmouth Real Estate Investment Corp. REIT	30,861	382,676
National Health Investors, Inc. REIT	22,158	1,673,815
National Storage Affiliates Trust REIT	28,601	756,782
New Senior Investment Group, Inc. REIT	26,596	109,576
NexPoint Residential Trust, Inc. REIT	9,578	335,709
NorthStar Realty Europe Corp. REIT	26,617	387,011
One Liberty Properties, Inc. REIT	10,035	243,048
Outfront Media, Inc. REIT	74,742	1,354,325
Paramount Group, Inc. REIT	102,791	1,291,055
Pebblebrook Hotel Trust REIT (b)	70,679	2,000,922
Pennsylvania Real Estate Investment Trust (b)	43,311	257,267
Physicians Realty Trust REIT	95,608	1,532,596
Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	57,527	$ 980,260
PotlatchDeltic Corp. REIT	35,087	1,110,153
Preferred Apartment Communities, Inc. Class A REIT	19,129	268,954
PS Business Parks, Inc. REIT	9,666	1,266,246
QTS Realty Trust, Inc. Class A REIT	28,795	1,066,855
Rayonier, Inc. REIT	73,233	2,027,822
Retail Opportunity Investments Corp. REIT	59,545	945,575
Retail Properties of America, Inc. Class A REIT	113,710	1,233,753
Retail Value, Inc. REIT	7,391	189,136
Rexford Industrial Realty, Inc. REIT	44,054	1,298,271
RLJ Lodging Trust REIT	93,115	1,527,086
RPT Realty REIT	52,473	627,052
Ryman Hospitality Properties, Inc. REIT	26,792	1,786,758
Sabra Health Care REIT, Inc.	94,982	1,565,303
Saul Centers, Inc. REIT	8,847	417,755
Select Income REIT	33,967	249,997
Senior Housing Properties Trust REIT	121,177	1,420,194
Seritage Growth Properties Class A REIT (b)	18,197	588,309
SITE Centers Corp. REIT	81,323	900,246
Spirit Realty Capital, Inc. REIT	48,223	1,699,875
STAG Industrial, Inc. REIT	60,642	1,508,773
Summit Hotel Properties, Inc. REIT	64,080	623,498
Sunstone Hotel Investors, Inc. REIT	120,876	1,572,597
Tanger Factory Outlet Centers, Inc. REIT	54,417	1,100,312
Taubman Centers, Inc. REIT	35,512	1,615,441
Terreno Realty Corp. REIT	33,593	1,181,466
Tier REIT, Inc.	23,235	479,338
UMH Properties, Inc. REIT	24,054	284,799
Uniti Group, Inc. REIT (a)	85,606	1,332,885
Universal Health Realty Income Trust REIT	6,944	426,153
Urban Edge Properties REIT	59,125	982,657
Urstadt Biddle Properties, Inc. Class A REIT	5,244	100,790
Washington Prime Group, Inc. REIT (b)	100,064	486,311
Washington Real Estate Investment Trust	44,198	1,016,554
Weingarten Realty Investors REIT	64,656	1,604,115
Whitestone REIT	11,068	135,694
Xenia Hotels & Resorts, Inc. REIT	54,804	942,629
		94,026,252
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	15,500	463,295

10

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a) (b)	18,694	$ 414,259
Casey's General Stores, Inc.	18,847	2,415,055
Chefs' Warehouse, Inc. (a)	14,309	457,602
Ingles Markets, Inc. Class A	5,397	146,906
Performance Food Group Co. (a)	54,411	1,755,843
PriceSmart, Inc.	11,991	708,668
Rite Aid Corp. (a) (b)	614,399	435,179
Smart & Final Stores, Inc. (a)	47,843	226,776
SpartanNash Co.	17,054	292,988
Sprouts Farmers Market, Inc. (a)	64,283	1,511,293
United Natural Foods, Inc. (a)	27,492	291,140
Village Super Market, Inc. Class A	879	23,504
Weis Markets, Inc.	8,009	382,670
		9,525,178
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	34,718	1,003,697
Calavo Growers, Inc. (b)	7,226	527,209
Cal-Maine Foods, Inc.	12,982	549,138
Darling Ingredients, Inc. (a)	86,537	1,664,972
Dean Foods Co.	32,772	124,861
Farmer Brothers Co. (a)	6,097	142,243
Flowers Foods, Inc.	86,038	1,589,122
Fresh Del Monte Produce, Inc.	13,577	383,822
Freshpet, Inc. (a)	15,285	491,566
Hain Celestial Group, Inc. (a)	54,382	862,498
Hostess Brands, Inc. (a)	50,255	549,790
J&J Snack Foods Corp.	7,129	1,030,782
John B Sanfilippo & Son, Inc.	1,798	100,077
Lancaster Colony Corp.	8,800	1,556,368
Landec Corp. (a)	16,976	200,996
Limoneira Co.	5,265	102,931
Sanderson Farms, Inc.	10,284	1,021,098
Simply Good Foods Co. (a)	30,712	580,457
Tootsie Roll Industries, Inc. (b)	2,452	81,897
TreeHouse Foods, Inc. (a)	29,368	1,489,251
		14,052,775
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	8,113	659,587
New Jersey Resources Corp.	41,502	1,895,396
Northwest Natural Holding Co.	13,254	801,337
ONE Gas, Inc.	23,399	1,862,560
RGC Resources, Inc.	3,340	100,066
South Jersey Industries, Inc. (b)	43,327	1,204,491
Southwest Gas Holdings, Inc.	22,672	1,734,408
Spire, Inc.	21,246	1,573,904
		9,831,749
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Accuray, Inc. (a)	30,044	102,450
AngioDynamics, Inc. (a)	22,823	459,427
Anika Therapeutics, Inc. (a)	10,159	341,444
Antares Pharma, Inc. (a) (b)	96,682	262,975
Apyx Medical Corp. (a)	15,186	98,405
Security Description	Shares	Value
AtriCure, Inc. (a)	20,660	$ 632,196
Atrion Corp.	902	668,454
Avanos Medical, Inc. (a)	23,321	1,044,548
AxoGen, Inc. (a)	14,760	301,547
BioLife Solutions, Inc. (a)	6,180	74,345
Cantel Medical Corp.	20,009	1,489,670
Cardiovascular Systems, Inc. (a)	19,021	541,908
Cerus Corp. (a)	84,652	429,186
CONMED Corp.	17,362	1,114,640
Corindus Vascular Robotics, Inc. (a) (b)	80,683	67,774
CryoLife, Inc. (a)	15,903	451,327
CryoPort, Inc. (a) (b)	19,550	215,637
Cutera, Inc. (a)	8,257	140,534
CytoSorbents Corp. (a) (b)	15,221	122,986
Endologix, Inc. (a)	27,947	20,010
FONAR Corp. (a)	3,796	76,831
GenMark Diagnostics, Inc. (a)	22,229	108,033
Glaukos Corp. (a) (b)	20,016	1,124,299
Globus Medical, Inc. Class A (a)	37,816	1,636,677
Heska Corp. (a)	2,882	248,140
Inogen, Inc. (a)	10,988	1,364,380
Integer Holdings Corp. (a)	14,623	1,115,150
IntriCon Corp. (a)	4,070	107,367
Invacare Corp. (b)	20,546	88,348
iRadimed Corp. (a) (b)	2,078	50,828
iRhythm Technologies, Inc. (a)	10,680	742,046
Lantheus Holdings, Inc. (a)	24,228	379,168
LeMaitre Vascular, Inc.	9,820	232,145
Meridian Bioscience, Inc.	14,016	243,318
Merit Medical Systems, Inc. (a)	27,456	1,532,319
Natus Medical, Inc. (a)	20,313	691,251
Neogen Corp. (a)	25,686	1,464,102
Neuronetics, Inc. (a)	2,080	40,248
Nevro Corp. (a)	17,104	665,175
NuVasive, Inc. (a)	27,268	1,351,402
Nuvectra Corp. (a)	5,218	85,262
NxStage Medical, Inc. (a)	33,794	967,184
OraSure Technologies, Inc. (a)	37,426	437,136
Orthofix Medical, Inc. (a)	9,270	486,582
Penumbra, Inc. (a) (b)	16,292	1,990,882
Quidel Corp. (a)	18,846	920,062
Rockwell Medical, Inc. (a) (b)	38,811	87,713
RTI Surgical, Inc. (a)	36,069	133,455
SeaSpine Holdings Corp. (a)	5,318	97,000
Senseonics Holdings, Inc. (a) (b)	46,300	119,917
Sientra, Inc. (a)	9,014	114,568
STAAR Surgical Co. (a)	26,227	836,904
Surmodics, Inc. (a)	8,174	386,303
Tactile Systems Technology, Inc. (a)	7,242	329,873
Tandem Diabetes Care, Inc. (a)	30,702	1,165,755
TransEnterix, Inc. (a) (b)	100,301	226,680
Utah Medical Products, Inc.	2,063	171,394
Varex Imaging Corp. (a)	23,215	549,731

11

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ViewRay, Inc. (a) (b)	23,584	$ 143,155
		31,090,246
HEALTH CARE PROVIDERS & SERVICES — 2.1%
AAC Holdings, Inc. (a) (b)	8,225	11,515
Acadia Healthcare Co., Inc. (a) (b)	42,305	1,087,662
Addus HomeCare Corp. (a)	7,137	484,460
Amedisys, Inc. (a)	17,670	2,069,334
American Renal Associates Holdings, Inc. (a)	20,377	234,743
AMN Healthcare Services, Inc. (a)	25,383	1,438,201
Apollo Medical Holdings, Inc. (a)	12,132	240,820
BioScrip, Inc. (a)	81,146	289,691
BioTelemetry, Inc. (a)	19,812	1,183,173
Brookdale Senior Living, Inc. (a)	94,939	636,091
Capital Senior Living Corp. (a)	19,671	133,763
Chemed Corp.	8,414	2,383,518
Civitas Solutions, Inc. (a)	13,828	242,128
Community Health Systems, Inc. (a) (b)	83,665	235,935
CorVel Corp. (a)	5,241	323,474
Cross Country Healthcare, Inc. (a)	22,590	165,585
Diplomat Pharmacy, Inc. (a) (b)	32,209	433,533
Ensign Group, Inc.	23,488	911,099
Hanger, Inc. (a)	10,236	193,972
LHC Group, Inc. (a)	11,576	1,086,755
Magellan Health, Inc. (a)	11,896	676,763
MEDNAX, Inc. (a)	49,377	1,629,441
National HealthCare Corp.	856	67,153
National Research Corp. Class A	1,734	66,135
Owens & Minor, Inc. (b)	39,734	251,516
Patterson Cos., Inc. (b)	43,776	860,636
PetIQ, Inc. (a) (b)	5,997	140,750
Premier, Inc. Class A (a)	27,182	1,015,248
Providence Service Corp. (a)	8,077	484,782
Psychemedics Corp.	3,340	53,006
Quorum Health Corp. (a)	16,053	46,393
R1 RCM, Inc. (a)	43,776	348,019
RadNet, Inc. (a)	24,540	249,572
Select Medical Holdings Corp. (a)	64,178	985,132
Surgery Partners, Inc. (a)	13,682	133,947
Tenet Healthcare Corp. (a)	54,836	939,889
Tivity Health, Inc. (a)	21,474	532,770
Triple-S Management Corp. Class B (a)	13,571	236,000
US Physical Therapy, Inc.	5,257	538,054
		23,040,658
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	95,840	923,898
Castlight Health, Inc. Class B (a)	48,516	105,280
Computer Programs & Systems, Inc.	2,079	52,183
Evolent Health, Inc. Class A (a) (b)	39,659	791,197
HealthStream, Inc.	16,287	393,331
Security Description	Shares	Value
HMS Holdings Corp. (a)	45,258	$ 1,273,108
Inovalon Holdings, Inc. Class A (a) (b)	39,785	564,151
Inspire Medical Systems, Inc. (a)	3,460	146,185
Medidata Solutions, Inc. (a)	30,709	2,070,401
NextGen Healthcare, Inc. (a)	30,410	460,712
Omnicell, Inc. (a)	18,752	1,148,372
Simulations Plus, Inc.	5,118	101,848
Tabula Rasa HealthCare, Inc. (a) (b)	7,708	491,462
Vocera Communications, Inc. (a) (b)	13,024	512,494
		9,034,622
HOTELS, RESTAURANTS & LEISURE — 3.2%
BBX Capital Corp.	32,382	185,549
Biglari Holdings, Inc. Class B (a)	1,163	132,093
BJ's Restaurants, Inc.	9,326	471,616
Bloomin' Brands, Inc.	48,794	872,925
Bojangles', Inc. (a)	11,465	184,357
Boyd Gaming Corp.	40,298	837,392
Brinker International, Inc. (b)	21,348	938,885
Carrols Restaurant Group, Inc. (a)	24,446	240,549
Century Casinos, Inc. (a)	13,343	98,605
Cheesecake Factory, Inc.	24,091	1,048,199
Choice Hotels International, Inc.	20,377	1,458,586
Churchill Downs, Inc.	6,262	1,527,552
Chuy's Holdings, Inc. (a)	6,081	107,877
Cracker Barrel Old Country Store, Inc. (b)	11,802	1,886,668
Dave & Buster's Entertainment, Inc.	21,721	967,888
Del Frisco's Restaurant Group, Inc. (a)	6,839	48,899
Del Taco Restaurants, Inc. (a)	22,342	223,197
Denny's Corp. (a)	25,301	410,129
Dine Brands Global, Inc. (b)	8,616	580,201
Drive Shack, Inc. (a)	34,518	135,310
El Pollo Loco Holdings, Inc. (a)	4,005	60,756
Eldorado Resorts, Inc. (a) (b)	31,875	1,154,194
Fiesta Restaurant Group, Inc. (a)	13,524	209,757
Golden Entertainment, Inc. (a) (b)	6,991	111,996
Habit Restaurants, Inc. Class A (a)	8,962	94,101
Hilton Grand Vacations, Inc. (a)	54,156	1,429,177
Hyatt Hotels Corp. Class A	26,313	1,778,759
Inspired Entertainment, Inc. (a) (b)	7,096	34,061
International Speedway Corp. Class A	3,331	146,098
J Alexander's Holdings, Inc. (a)	8,225	67,692
Jack in the Box, Inc.	14,474	1,123,617
Lindblad Expeditions Holdings, Inc. (a)	13,469	181,293
Marriott Vacations Worldwide Corp.	23,728	1,673,061
Monarch Casino & Resort, Inc. (a)	6,202	236,544
Nathan's Famous, Inc.	1,888	125,458

12

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Noodles & Co. (a)	16,310	$ 114,007
Papa John's International, Inc.	11,350	451,843
Penn National Gaming, Inc. (a)	53,734	1,011,811
Planet Fitness, Inc. Class A (a)	47,304	2,536,440
Playa Hotels & Resorts NV (a)	46,991	337,865
Potbelly Corp. (a)	19,936	160,485
RCI Hospitality Holdings, Inc.	5,118	114,285
Red Lion Hotels Corp. (a)	9,214	75,555
Red Robin Gourmet Burgers, Inc. (a)	8,144	217,608
Red Rock Resorts, Inc. Class A	43,435	882,165
Ruth's Hospitality Group, Inc.	12,917	293,603
Scientific Games Corp. Class A (a) (b)	31,764	567,940
SeaWorld Entertainment, Inc. (a)	41,435	915,299
Shake Shack, Inc. Class A (a)	14,240	646,781
Speedway Motorsports, Inc.	7,793	126,792
Texas Roadhouse, Inc.	36,110	2,155,767
Town Sports International Holdings, Inc. (a)	15,221	97,414
Wendy's Co.	111,744	1,744,324
Wingstop, Inc.	15,137	971,644
Wyndham Destinations, Inc.	54,290	1,945,754
		36,150,423
HOUSEHOLD DURABLES — 1.5%
Bassett Furniture Industries, Inc.	5,144	103,086
Beazer Homes USA, Inc. (a)	19,814	187,837
Cavco Industries, Inc. (a)	4,241	552,942
Century Communities, Inc. (a)	10,991	189,705
CSS Industries, Inc.	1,253	11,239
Ethan Allen Interiors, Inc.	18,432	324,219
Flexsteel Industries, Inc.	6,235	137,669
GoPro, Inc. Class A (a) (b)	73,349	311,000
Hamilton Beach Brands Holding Co. Class A	5,159	121,030
Helen of Troy, Ltd. (a)	14,470	1,898,175
Hooker Furniture Corp.	6,096	160,569
Hovnanian Enterprises, Inc. Class A (a) (b)	36,936	25,260
Installed Building Products, Inc. (a)	13,755	463,406
iRobot Corp. (a) (b)	17,120	1,433,629
KB Home	43,612	832,989
La-Z-Boy, Inc.	29,776	825,093
LGI Homes, Inc. (a) (b)	9,215	416,702
Libbey, Inc.	11,465	44,484
Lifetime Brands, Inc.	7,158	71,795
M/I Homes, Inc. (a)	11,023	231,703
MDC Holdings, Inc.	21,655	608,722
Meritage Homes Corp. (a)	16,362	600,813
New Home Co., Inc. (a) (b)	7,236	37,844
Roku, Inc. (a) (b)	37,695	1,154,975
Skyline Champion Corp.	25,172	369,777
Taylor Morrison Home Corp. Class A (a)	46,591	740,797
Tempur Sealy International, Inc. (a) (b)	30,542	1,264,439
Security Description	Shares	Value
TopBuild Corp. (a)	18,079	$ 813,555
TRI Pointe Group, Inc. (a)	69,396	758,498
Tupperware Brands Corp.	27,241	859,998
Turtle Beach Corp. (a) (b)	3,760	53,655
Universal Electronics, Inc. (a)	8,893	224,815
Vuzix Corp. (a) (b)	10,240	49,254
William Lyon Homes Class A (a)	18,633	199,187
ZAGG, Inc. (a)	17,189	168,108
		16,246,969
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a) (b)	6,307	217,276
Energizer Holdings, Inc.	31,725	1,432,384
Oil-Dri Corp. of America	2,943	77,989
Spectrum Brands Holdings, Inc.	21,745	918,726
WD-40 Co. (b)	8,302	1,521,425
		4,167,800
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	10,953	185,325
Clearway Energy, Inc. Class C	3,780	65,205
Ormat Technologies, Inc.	26,949	1,409,432
Pattern Energy Group, Inc. Class A (b)	53,142	989,504
TerraForm Power, Inc. Class A	81,677	916,416
		3,565,882
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	18,953	685,909
INSURANCE — 2.5%
Ambac Financial Group, Inc. (a)	22,809	393,227
American Equity Investment Life Holding Co.	44,321	1,238,329
American National Insurance Co.	6,800	865,232
AMERISAFE, Inc.	8,394	475,856
Atlas Financial Holdings, Inc. (a)	6,107	49,406
Citizens, Inc. (a)	28,164	211,793
CNO Financial Group, Inc.	78,500	1,168,080
Crawford & Co. Class B	6,207	55,863
eHealth, Inc. (a)	10,339	397,224
EMC Insurance Group, Inc.	1,500	47,775
Employers Holdings, Inc.	15,223	638,909
FBL Financial Group, Inc. Class A	4,354	285,840
FedNat Holding Co.	4,737	94,361
Genworth Financial, Inc. Class A (a)	244,389	1,138,853
Goosehead Insurance, Inc. Class A (a) (b)	4,636	121,880
Hallmark Financial Services, Inc. (a)	6,615	70,714
Hanover Insurance Group, Inc.	23,005	2,686,294
HCI Group, Inc.	1,013	51,471
Health Insurance Innovations, Inc. Class A (a) (b)	6,940	185,506
Heritage Insurance Holdings, Inc.	9,063	133,407
Horace Mann Educators Corp.	22,898	857,530

13

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Independence Holding Co.	2,965	$ 104,368
Investors Title Co.	859	151,768
Kemper Corp.	27,721	1,840,120
Kingstone Cos., Inc.	5,318	94,075
Kinsale Capital Group, Inc.	9,066	503,707
MBIA, Inc. (a)	47,932	427,554
Mercury General Corp.	12,157	628,639
National General Holdings Corp.	35,868	868,364
National Western Life Group, Inc. Class A	852	256,196
Navigators Group, Inc.	10,716	744,655
Primerica, Inc.	23,008	2,248,112
ProAssurance Corp.	24,702	1,001,913
RLI Corp.	22,973	1,584,907
Safety Insurance Group, Inc.	8,453	691,540
Selective Insurance Group, Inc.	26,536	1,617,104
State Auto Financial Corp.	7,048	239,914
Stewart Information Services Corp.	11,315	468,441
Trupanion, Inc. (a) (b)	14,262	363,111
United Fire Group, Inc.	10,787	598,139
United Insurance Holdings Corp.	15,160	251,959
Universal Insurance Holdings, Inc.	19,990	758,021
White Mountains Insurance Group, Ltd.	1,192	1,022,367
		27,632,524
INTERACTIVE MEDIA & SERVICES — 0.6%
Actua Corp. (a) (c)	2,667	2,667
ANGI Homeservices, Inc. Class A (a)	32,862	528,092
Care.com, Inc. (a)	15,627	301,757
Cargurus, Inc. (a) (b)	31,306	1,055,952
Cars.com, Inc. (a)	36,140	777,010
Liberty TripAdvisor Holdings, Inc. Class A (a)	38,226	607,411
Match Group, Inc.	26,565	1,136,185
Meet Group, Inc. (a)	32,051	148,396
QuinStreet, Inc. (a)	20,539	333,348
TrueCar, Inc. (a)	45,130	408,878
Yelp, Inc. (a)	41,268	1,443,967
		6,743,663
INTERNET & DIRECT MARKETING RETAIL — 0.7%
1-800-Flowers.com, Inc. Class A (a)	8,942	109,361
Duluth Holdings, Inc. Class B (a) (b)	11,104	280,154
Gaia, Inc. (a) (b)	6,107	63,269
Groupon, Inc. (a)	271,601	869,123
Lands' End, Inc. (a)	7,245	102,951
Liberty Expedia Holdings, Inc. Class A (a)	31,739	1,241,312
Liquidity Services, Inc. (a)	15,221	93,914
Nutrisystem, Inc.	18,728	821,785
Overstock.com, Inc. (a) (b)	9,828	133,464
PetMed Express, Inc. (b)	8,004	186,173
Security Description	Shares	Value
Quotient Technology, Inc. (a)	48,510	$ 518,087
Shutterfly, Inc. (a) (b)	17,198	692,391
Shutterstock, Inc.	11,675	420,417
Stamps.com, Inc. (a)	8,788	1,367,764
Stitch Fix, Inc. Class A (a)	32,220	550,640
		7,450,805
IT SERVICES — 1.8%
Brightcove, Inc. (a)	20,597	145,003
CACI International, Inc. Class A (a)	11,881	1,711,220
Carbonite, Inc. (a)	10,921	275,864
Cardtronics PLC Class A (a)	23,350	607,100
Cass Information Systems, Inc.	7,702	407,590
Conduent, Inc. (a)	121,710	1,293,777
CoreLogic, Inc. (a)	44,789	1,496,848
CSG Systems International, Inc.	20,690	657,321
Endurance International Group Holdings, Inc. (a)	48,700	323,855
Everi Holdings, Inc. (a)	35,574	183,206
EVERTEC, Inc.	32,770	940,499
Evo Payments, Inc. Class A (a)	7,540	186,012
ExlService Holdings, Inc. (a)	15,325	806,402
GreenSky, Inc. Class A (a) (b)	20,622	197,353
GTT Communications, Inc. (a) (b)	19,349	457,797
Hackett Group, Inc.	15,204	243,416
Information Services Group, Inc. (a)	16,053	68,065
Internap Corp. (a) (b)	14,144	58,698
Limelight Networks, Inc. (a)	68,359	159,960
ManTech International Corp. Class A	16,314	853,141
MAXIMUS, Inc.	34,719	2,259,860
MoneyGram International, Inc. (a)	8,999	17,998
MongoDB, Inc. (a) (b)	16,238	1,359,770
Net 1 UEPS Technologies, Inc. (a)	22,425	105,173
NIC, Inc.	42,276	527,604
Perficient, Inc. (a)	21,503	478,657
Perspecta, Inc.	59,528	1,025,072
PFSweb, Inc. (a)	9,114	46,755
Presidio, Inc.	9,699	126,572
PRGX Global, Inc. (a)	11,104	105,155
Science Applications International Corp.	22,491	1,432,677
ServiceSource International, Inc. (a)	5,181	5,595
StarTek, Inc. (a)	7,236	48,119
Switch, Inc. Class A (b)	15,455	108,185
Sykes Enterprises, Inc. (a)	25,216	623,592
TTEC Holdings, Inc.	7,067	201,904
Tucows, Inc. Class A (a) (b)	4,209	252,793
Unisys Corp. (a) (b)	24,292	282,516
Virtusa Corp. (a)	14,631	623,134
		20,704,258

14

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	11,986	$ 252,545
American Outdoor Brands Corp. (a)	37,714	485,002
Callaway Golf Co.	48,805	746,716
Clarus Corp.	13,243	134,019
Escalade, Inc.	6,207	71,070
Johnson Outdoors, Inc. Class A	5,224	306,858
Malibu Boats, Inc. Class A (a)	9,086	316,193
MasterCraft Boat Holdings, Inc. (a)	11,437	213,872
Nautilus, Inc. (a)	18,973	206,806
Sturm Ruger & Co., Inc.	10,788	574,137
Vista Outdoor, Inc. (a)	26,859	304,850
		3,612,068
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (a) (b)	20,313	233,600
Bruker Corp.	55,253	1,644,882
Cambrex Corp. (a)	18,892	713,362
Champions Oncology, Inc. (a)	4,200	32,802
ChromaDex Corp. (a) (b)	16,210	55,600
Codexis, Inc. (a) (b)	25,107	419,287
Enzo Biochem, Inc. (a)	28,039	77,948
Fluidigm Corp. (a)	7,187	61,952
Harvard Bioscience, Inc. (a)	19,550	62,169
Luminex Corp.	25,960	599,936
Medpace Holdings, Inc. (a)	11,596	613,776
NanoString Technologies, Inc. (a)	9,877	146,476
NeoGenomics, Inc. (a)	37,110	467,957
Pacific Biosciences of California, Inc. (a)	81,636	604,106
Syneos Health, Inc. (a)	30,462	1,198,680
		6,932,533
MACHINERY — 3.5%
Actuant Corp. Class A	33,694	707,237
Alamo Group, Inc.	4,327	334,564
Albany International Corp. Class A	16,704	1,042,831
Altra Industrial Motion Corp.	17,989	452,423
Astec Industries, Inc.	13,069	394,553
Barnes Group, Inc.	23,410	1,255,244
Blue Bird Corp. (a)	7,088	128,931
Briggs & Stratton Corp.	17,304	226,336
Chart Industries, Inc. (a)	12,404	806,632
CIRCOR International, Inc.	10,170	216,621
Colfax Corp. (a)	45,631	953,688
Columbus McKinnon Corp.	12,723	383,471
Commercial Vehicle Group, Inc. (a)	15,221	86,760
DMC Global, Inc.	8,005	281,136
Douglas Dynamics, Inc.	10,776	386,751
Eastern Co.	3,340	80,761
Energy Recovery, Inc. (a) (b)	21,500	144,695
EnPro Industries, Inc.	9,165	550,817
ESCO Technologies, Inc.	14,437	952,120
Security Description	Shares	Value
Evoqua Water Technologies Corp. (a) (b)	36,713	$ 352,445
ExOne Co. (a) (b)	6,207	41,090
Federal Signal Corp.	33,987	676,341
Franklin Electric Co., Inc.	21,041	902,238
FreightCar America, Inc. (a)	6,056	40,515
Global Brass & Copper Holdings, Inc.	13,552	340,833
Gorman-Rupp Co.	11,292	365,974
Graham Corp.	6,252	142,796
Greenbrier Cos., Inc.	16,717	660,990
Harsco Corp. (a)	50,763	1,008,153
Hillenbrand, Inc.	32,103	1,217,667
Hurco Cos., Inc.	3,316	118,381
Hyster-Yale Materials Handling, Inc.	3,199	198,210
ITT, Inc.	49,725	2,400,226
John Bean Technologies Corp.	15,955	1,145,729
Kadant, Inc.	5,290	430,923
Kennametal, Inc.	37,640	1,252,659
LB Foster Co. Class A (a)	5,118	81,376
Lindsay Corp.	5,172	497,805
Lydall, Inc. (a)	11,949	242,684
Manitex International, Inc. (a)	8,125	46,150
Manitowoc Co., Inc (a)	21,726	320,893
Meritor, Inc. (a)	42,280	714,955
Milacron Holdings Corp. (a)	43,155	513,113
Miller Industries, Inc.	7,116	192,132
Mueller Industries, Inc.	29,521	689,611
Mueller Water Products, Inc. Class A	77,275	703,202
Navistar International Corp. (a)	46,262	1,200,499
NN, Inc.	18,518	124,256
Omega Flex, Inc.	1,868	101,003
Park-Ohio Holdings Corp.	2,105	64,602
Proto Labs, Inc. (a)	13,445	1,516,462
RBC Bearings, Inc. (a)	10,939	1,434,103
REV Group, Inc. (b)	20,526	154,150
Rexnord Corp. (a)	55,895	1,282,790
Spartan Motors, Inc.	16,180	116,981
SPX Corp. (a)	23,667	662,913
SPX FLOW, Inc. (a)	25,408	772,911
Standex International Corp.	6,253	420,077
Sun Hydraulics Corp.	12,348	409,830
Tennant Co.	11,086	577,691
Terex Corp.	39,588	1,091,441
Timken Co.	40,589	1,514,781
Titan International, Inc.	30,516	142,205
TriMas Corp. (a)	21,350	582,641
Twin Disc, Inc. (a)	3,796	55,991
Wabash National Corp.	34,779	454,909
Watts Water Technologies, Inc. Class A	16,869	1,088,557
Welbilt, Inc. (a)	75,489	838,683
		39,290,138

15

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MARINE — 0.2%
Genco Shipping & Trading, Ltd. (a)	16,053	$ 126,658
Kirby Corp. (a)	28,124	1,894,433
Matson, Inc.	22,524	721,218
		2,742,309
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	25,868	1,419,636
Cable One, Inc.	2,524	2,069,932
Clear Channel Outdoor Holdings, Inc. Class A	24,435	126,818
Entercom Communications Corp. Class A (b)	64,900	370,579
Entravision Communications Corp. Class A	48,134	140,070
EW Scripps Co. Class A	30,734	483,446
Gannett Co., Inc. (b)	71,797	612,428
Gray Television, Inc. (a)	43,845	646,275
Hemisphere Media Group, Inc. (a)	10,992	133,443
Lee Enterprises, Inc. (a) (b)	28,664	60,481
Liberty Latin America, Ltd. Class A (a)	24,451	354,051
Loral Space & Communications, Inc. (a)	13,330	496,543
Marchex, Inc. Class B	19,117	50,660
MDC Partners, Inc. Class A (a)	40,353	105,321
Meredith Corp. (b)	20,856	1,083,261
MSG Networks, Inc. Class A (a)	30,805	725,766
National CineMedia, Inc.	36,308	235,276
New Media Investment Group, Inc.	18,146	209,949
New York Times Co. Class A	69,627	1,551,986
Nexstar Media Group, Inc. Class A (b)	24,663	1,939,498
Scholastic Corp.	18,183	732,048
Sinclair Broadcast Group, Inc. Class A	38,959	1,026,180
TechTarget, Inc. (a)	13,443	164,139
TEGNA, Inc.	116,266	1,263,811
Townsquare Media, Inc. Class A	5,118	20,881
Tribune Media Co. Class A	44,444	2,016,869
Tribune Publishing Co. (a)	7,245	82,158
		18,121,505
METALS & MINING — 1.0%
AK Steel Holding Corp. (a) (b)	197,083	443,437
Allegheny Technologies, Inc. (a) (b)	58,517	1,273,915
Carpenter Technology Corp.	23,319	830,390
Century Aluminum Co. (a)	31,455	229,936
Cleveland-Cliffs, Inc. (a) (b)	170,735	1,312,952
Coeur Mining, Inc. (a)	111,214	497,126
Commercial Metals Co.	69,034	1,105,925
Compass Minerals International, Inc.	15,379	641,150
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Gold Resource Corp.	35,079	140,316
Security Description	Shares	Value
Haynes International, Inc.	7,990	$ 210,936
Hecla Mining Co.	251,465	593,457
Kaiser Aluminum Corp.	8,172	729,678
Materion Corp.	9,827	442,117
McEwen Mining, Inc. (b)	122,078	222,182
Olympic Steel, Inc.	6,207	88,574
Ryerson Holding Corp. (a)	10,992	69,689
Schnitzer Steel Industries, Inc. Class A	14,165	305,256
SunCoke Energy, Inc. (a)	23,133	197,787
Synalloy Corp.	3,796	62,976
TimkenSteel Corp. (a)	22,809	199,351
Universal Stainless & Alloy Products, Inc. (a)	3,796	61,533
Warrior Met Coal, Inc. (b)	22,437	540,956
Worthington Industries, Inc.	22,652	789,196
		10,988,835
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
AG Mortgage Investment Trust, Inc. REIT	2,631	41,912
Anworth Mortgage Asset Corp. REIT	25,572	103,311
Apollo Commercial Real Estate Finance, Inc. REIT	53,543	892,026
Arbor Realty Trust, Inc. REIT (b)	28,564	287,639
Ares Commercial Real Estate Corp. REIT	7,195	93,823
ARMOUR Residential REIT, Inc.	13,235	271,318
Blackstone Mortgage Trust, Inc. Class A REIT (b)	46,961	1,496,177
Capstead Mortgage Corp. REIT	41,043	273,757
Cherry Hill Mortgage Investment Corp. REIT	4,641	81,403
Chimera Investment Corp. REIT	76,800	1,368,576
Colony Credit Real Estate, Inc. REIT	33,580	530,228
Ellington Residential Mortgage REIT	2,496	25,534
Exantas Capital Corp. REIT (b)	4,729	47,385
Granite Point Mortgage Trust, Inc. REIT	19,550	352,486
Great Ajax Corp. REIT	820	9,881
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	23,210	442,150
Invesco Mortgage Capital, Inc. REIT	31,932	462,375
KKR Real Estate Finance Trust, Inc. REIT	7,020	134,433
Ladder Capital Corp. REIT	41,521	642,330
MFA Financial, Inc. REIT	191,679	1,280,416
New York Mortgage Trust, Inc. REIT	55,235	325,334
Orchid Island Capital, Inc. REIT (b)	2,943	18,806

16

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Owens Realty Mortgage, Inc. REIT (b)	3,341	$ 62,777
PennyMac Mortgage Investment Trust REIT	31,217	581,261
Ready Capital Corp.	18,228	252,093
Redwood Trust, Inc. REIT	31,657	477,071
TPG RE Finance Trust, Inc. REIT	21,192	387,390
Two Harbors Investment Corp. REIT	110,627	1,420,451
Western Asset Mortgage Capital Corp. REIT	2,846	23,736
		12,386,079
MULTI-UTILITIES — 0.4%
Avista Corp.	26,306	1,117,479
Black Hills Corp.	23,068	1,448,209
NorthWestern Corp.	22,311	1,326,166
Unitil Corp.	7,242	366,735
		4,258,589
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	18,704	540,920
Dillard's, Inc. Class A (b)	10,917	658,404
JC Penney Co., Inc. (a) (b)	155,000	161,200
Tuesday Morning Corp. (a)	25,324	43,051
		1,403,575
OIL, GAS & CONSUMABLE FUELS — 2.4%
Abraxas Petroleum Corp. (a)	59,384	64,729
Adams Resources & Energy, Inc.	1,089	42,155
Approach Resources, Inc. (a) (b)	29,683	25,884
Arch Coal, Inc. Class A	10,171	844,091
Bonanza Creek Energy, Inc. (a)	10,857	224,414
California Resources Corp. (a) (b)	26,149	445,579
Callon Petroleum Co. (a) (b)	108,245	702,510
Carrizo Oil & Gas, Inc. (a)	41,270	465,938
Chesapeake Energy Corp. (a) (b)	447,721	940,214
Clean Energy Fuels Corp. (a)	51,279	88,200
Cloud Peak Energy, Inc. (a)	43,971	16,107
CNX Resources Corp. (a)	83,205	950,201
Comstock Resources, Inc. (a) (b)	35,532	160,960
CONSOL Energy, Inc. (a)	17,962	569,575
CVR Energy, Inc.	45,975	1,585,218
Delek US Holdings, Inc.	44,020	1,431,090
Denbury Resources, Inc. (a) (b)	240,466	411,197
Dorian LPG, Ltd. (a)	14,114	82,285
Evolution Petroleum Corp.	7,609	51,893
Extraction Oil & Gas, Inc. (a) (b)	57,348	246,023
Gran Tierra Energy, Inc. (a)	205,375	445,664
Green Plains, Inc. (b)	24,427	320,238
Gulfport Energy Corp. (a)	78,724	515,642
Halcon Resources Corp. (a) (b)	98,748	167,872
Hallador Energy Co.	9,114	46,208
HighPoint Resources Corp. (a)	84,409	210,178
International Seaways, Inc. (a)	11,980	201,743
Laredo Petroleum, Inc. (a)	94,043	340,436
Lilis Energy, Inc. (a) (b)	10,217	13,997
Security Description	Shares	Value
Magnolia Oil & Gas Corp. (a) (b)	21,100	$ 236,531
Matador Resources Co. (a) (b)	52,295	812,141
Midstates Petroleum Co., Inc. (a)	15,321	115,061
NACCO Industries, Inc. Class A	1,905	64,580
Northern Oil and Gas, Inc. (a) (b)	69,120	156,211
Oasis Petroleum, Inc. (a)	159,689	883,080
Panhandle Oil and Gas, Inc. Class A	7,159	110,965
Par Pacific Holdings, Inc. (a)	24,445	346,630
PDC Energy, Inc. (a)	34,283	1,020,262
Peabody Energy Corp.	62,897	1,917,101
Penn Virginia Corp. (a)	8,974	485,134
QEP Resources, Inc. (a)	121,929	686,460
Range Resources Corp. (b)	124,366	1,190,183
Renewable Energy Group, Inc. (a) (b)	16,708	429,396
Resolute Energy Corp. (a) (b)	11,728	339,877
REX American Resources Corp. (a)	3,644	248,193
Ring Energy, Inc. (a)	35,387	179,766
Sanchez Energy Corp. (a) (b)	57,450	15,512
SandRidge Energy, Inc. (a)	21,368	162,610
SemGroup Corp. Class A (b)	32,009	441,084
SilverBow Resources, Inc. (a)	6,307	149,097
SM Energy Co.	55,552	859,945
Southwestern Energy Co. (a) (b)	272,888	930,548
SRC Energy, Inc. (a) (b)	141,867	666,775
Talos Energy, Inc. (a)	12,553	204,865
Tellurian, Inc. (a) (b)	46,744	324,871
Ultra Petroleum Corp. (a)	89,273	67,856
Uranium Energy Corp. (a) (b)	101,861	127,326
W&T Offshore, Inc. (a)	57,348	236,274
Whiting Petroleum Corp. (a) (b)	49,403	1,120,954
WildHorse Resource Development Corp. (a)	10,666	150,497
World Fuel Services Corp.	33,578	718,905
		27,008,931
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co.	24,223	577,719
Clearwater Paper Corp. (a)	10,176	247,989
Domtar Corp.	36,298	1,275,149
Louisiana-Pacific Corp.	76,110	1,691,164
Mercer International, Inc.	21,211	221,443
Neenah, Inc.	9,146	538,882
PH Glatfelter Co.	24,413	238,271
Resolute Forest Products, Inc.	46,451	368,356
Schweitzer-Mauduit International, Inc.	18,137	454,332
Verso Corp. Class A (a)	14,332	321,037
		5,934,342
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc. (a)	270,311	410,873
Edgewell Personal Care Co. (a)	28,916	1,080,013
elf Beauty, Inc. (a)	18,145	157,136
Inter Parfums, Inc.	8,993	589,671

17

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Medifast, Inc.	6,600	$ 825,132
Nu Skin Enterprises, Inc. Class A	29,453	1,806,352
USANA Health Sciences, Inc. (a)	7,418	873,321
		5,742,498
PHARMACEUTICALS — 1.3%
AcelRx Pharmaceuticals, Inc. (a)	28,671	66,230
Aclaris Therapeutics, Inc. (a) (b)	5,126	37,881
Adamis Pharmaceuticals Corp. (a) (b)	16,310	36,698
Aerie Pharmaceuticals, Inc. (a) (b)	19,644	709,148
Akorn, Inc. (a)	77,497	262,715
Amneal Pharmaceuticals, Inc. (a) (b)	36,120	488,704
Amphastar Pharmaceuticals, Inc. (a)	22,226	442,297
ANI Pharmaceuticals, Inc. (a)	2,073	93,326
Aratana Therapeutics, Inc. (a)	31,426	192,641
Assembly Biosciences, Inc. (a)	13,475	304,804
Assertio Therapeutics, Inc. (a)	39,756	143,519
BioDelivery Sciences International, Inc. (a) (b)	30,712	113,634
Clearside Biomedical, Inc. (a)	12,354	13,219
Collegium Pharmaceutical, Inc. (a) (b)	14,609	250,837
Corcept Therapeutics, Inc. (a) (b)	64,064	855,895
Cymabay Therapeutics, Inc. (a)	22,457	176,737
Dermira, Inc. (a)	10,907	78,421
Dova Pharmaceuticals, Inc. (a) (b)	3,415	25,886
Durect Corp. (a)	104,551	50,509
Eloxx Pharmaceuticals, Inc. (a)	6,320	75,903
Evolus, Inc. (a) (b)	4,300	51,170
Innoviva, Inc. (a)	43,737	763,211
Intersect ENT, Inc. (a)	17,766	500,646
Intra-Cellular Therapies, Inc. (a)	25,977	295,878
Lannett Co., Inc. (a) (b)	21,533	106,804
Marinus Pharmaceuticals, Inc. (a) (b)	17,261	49,539
Medicines Co. (a) (b)	42,288	809,392
MyoKardia, Inc. (a) (b)	19,724	963,715
Neos Therapeutics, Inc. (a) (b)	10,992	18,137
Odonate Therapeutics, Inc. (a) (b)	9,221	129,832
Omeros Corp. (a) (b)	34,074	379,584
Pacira Pharmaceuticals, Inc. (a)	22,051	948,634
Paratek Pharmaceuticals, Inc. (a) (b)	18,176	93,243
Phibro Animal Health Corp. Class A	12,410	399,106
Prestige Consumer Healthcare, Inc. (a) (b)	27,598	852,226
Reata Pharmaceuticals, Inc. Class A (a) (b)	13,051	732,161
Revance Therapeutics, Inc. (a)	16,288	327,877
SIGA Technologies, Inc. (a)	45,752	361,441
Strongbridge Biopharma PLC (a) (b)	19,359	86,728
Supernus Pharmaceuticals, Inc. (a)	28,228	937,734
Security Description	Shares	Value
Tetraphase Pharmaceuticals, Inc. (a)	35,562	$ 40,185
TherapeuticsMD, Inc. (a) (b)	108,644	413,934
Tricida, Inc. (a) (b)	11,696	275,792
Xeris Pharmaceuticals, Inc. (a) (b)	8,084	137,428
Zogenix, Inc. (a) (b)	22,636	825,309
Zynerba Pharmaceuticals, Inc. (a) (b)	5,218	15,497
		14,934,207
PROFESSIONAL SERVICES — 1.6%
Acacia Research Corp. (a)	31,431	93,664
ASGN, Inc. (a)	28,380	1,546,710
Barrett Business Services, Inc.	4,458	255,220
BG Staffing, Inc.	4,229	87,329
CBIZ, Inc. (a)	33,254	655,104
CRA International, Inc.	5,206	221,515
Dun & Bradstreet Corp.	18,558	2,648,969
Exponent, Inc.	24,049	1,219,525
Forrester Research, Inc.	4,753	212,459
Franklin Covey Co. (a)	6,207	138,602
FTI Consulting, Inc. (a)	20,627	1,374,583
GP Strategies Corp. (a)	10,979	138,445
Heidrick & Struggles International, Inc.	11,851	369,633
Huron Consulting Group, Inc. (a)	11,380	583,908
ICF International, Inc.	9,695	628,042
InnerWorkings, Inc. (a)	29,527	110,431
Insperity, Inc.	22,997	2,147,000
Kelly Services, Inc. Class A	2,562	52,470
Kforce, Inc.	14,564	450,319
Korn/Ferry International	29,938	1,183,749
Mistras Group, Inc. (a)	11,865	170,619
Navigant Consulting, Inc.	28,868	694,275
Resources Connection, Inc.	12,628	179,318
TriNet Group, Inc. (a)	26,257	1,101,481
TrueBlue, Inc. (a)	25,896	576,186
WageWorks, Inc. (a)	21,447	582,501
Willdan Group, Inc. (a)	2,278	79,684
		17,501,741
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Consolidated-Tomoka Land Co.	3,314	173,985
FRP Holdings, Inc. (a)	4,430	203,824
HFF, Inc. Class A	18,437	611,371
Kennedy-Wilson Holdings, Inc.	71,716	1,303,080
Marcus & Millichap, Inc. (a)	3,790	130,111
Maui Land & Pineapple Co., Inc. (a)	3,340	33,133
Newmark Group, Inc. Class A	59,364	476,099
RE/MAX Holdings, Inc. Class A	6,327	194,555
Realogy Holdings Corp.	69,631	1,022,183
Redfin Corp. (a) (b)	26,543	382,219
RMR Group, Inc. Class A	3,814	202,447
St. Joe Co. (a)	41,281	543,671

18

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Tejon Ranch Co. (a)	16,269	$ 269,740
		5,546,418
ROAD & RAIL — 0.8%
ArcBest Corp.	15,972	547,201
Avis Budget Group, Inc. (a)	41,287	928,132
Covenant Transportation Group, Inc. Class A (a)	7,868	151,066
Daseke, Inc. (a)	13,243	48,734
Heartland Express, Inc.	20,811	380,841
Hertz Global Holdings, Inc. (a) (b)	44,568	608,353
Landstar System, Inc.	23,005	2,200,888
Marten Transport, Ltd.	20,985	339,747
PAM Transportation Services, Inc. (a)	989	38,977
Ryder System, Inc.	26,707	1,285,942
Saia, Inc. (a)	16,073	897,195
Schneider National, Inc. Class B	24,719	461,504
Universal Logistics Holdings, Inc.	5,387	97,451
USA Truck, Inc. (a)	3,340	50,000
Werner Enterprises, Inc.	20,258	598,421
YRC Worldwide, Inc. (a)	23,448	73,861
		8,708,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ACM Research, Inc. Class A (a) (b)	5,590	60,819
Adesto Technologies Corp. (a) (b)	8,025	35,310
Advanced Energy Industries, Inc. (a)	18,140	778,750
Alpha & Omega Semiconductor, Ltd. (a)	6,082	61,976
Ambarella, Inc. (a)	17,193	601,411
Amkor Technology, Inc. (a)	67,932	445,634
Axcelis Technologies, Inc. (a)	14,190	252,582
AXT, Inc. (a)	26,584	115,640
Brooks Automation, Inc.	35,541	930,463
Cabot Microelectronics Corp.	13,817	1,317,451
CEVA, Inc. (a)	14,354	317,080
Cirrus Logic, Inc. (a)	34,103	1,131,538
Cohu, Inc.	24,318	390,790
Cree, Inc. (a) (b)	48,738	2,084,768
CyberOptics Corp. (a) (b)	5,118	90,230
Diodes, Inc. (a)	17,133	552,711
DSP Group, Inc. (a)	12,384	138,701
Entegris, Inc.	68,433	1,908,939
Everspin Technologies, Inc. (a) (b)	5,318	29,834
FormFactor, Inc. (a)	34,324	483,625
GSI Technology, Inc. (a)	9,014	46,332
Ichor Holdings, Ltd. (a) (b)	10,107	164,744
Impinj, Inc. (a)	13,774	200,412
Inphi Corp. (a) (b)	26,035	837,025
Kopin Corp. (a) (b)	41,657	41,615
Kulicke & Soffa Industries, Inc.	41,532	841,854
Lattice Semiconductor Corp. (a)	66,685	461,460
MACOM Technology Solutions Holdings, Inc. (a) (b)	28,528	413,941
Security Description	Shares	Value
MagnaChip Semiconductor Corp. (a) (b)	22,279	$ 138,353
MaxLinear, Inc. (a) (b)	38,641	680,082
Mellanox Technologies, Ltd. (a)	25,424	2,348,669
MKS Instruments, Inc.	23,142	1,495,205
Monolithic Power Systems, Inc.	18,511	2,151,904
Nanometrics, Inc. (a)	14,282	390,327
NeoPhotonics Corp. (a)	25,432	164,799
NVE Corp.	2,814	246,338
PDF Solutions, Inc. (a)	21,531	181,506
Photronics, Inc. (a)	38,752	375,119
Pixelworks, Inc. (a)	15,321	44,431
Power Integrations, Inc.	18,245	1,112,580
Rambus, Inc. (a)	48,157	369,364
Rudolph Technologies, Inc. (a)	19,361	396,320
Semtech Corp. (a)	38,077	1,746,592
Silicon Laboratories, Inc. (a)	19,577	1,542,863
SMART Global Holdings, Inc. (a) (b)	4,625	137,362
SolarEdge Technologies, Inc. (a) (b)	19,117	671,007
SunPower Corp. (a) (b)	40,034	198,969
Synaptics, Inc. (a) (b)	21,768	809,987
Ultra Clean Holdings, Inc. (a) (b)	24,179	204,796
Veeco Instruments, Inc. (a)	30,342	224,834
Versum Materials, Inc.	62,248	1,725,515
Xperi Corp.	31,095	571,837
		32,664,394
SOFTWARE — 5.7%
2U, Inc. (a) (b)	28,248	1,404,491
8x8, Inc. (a)	56,916	1,026,765
A10 Networks, Inc. (a)	36,020	224,765
ACI Worldwide, Inc. (a)	55,097	1,524,534
Agilysys, Inc. (a)	13,343	191,339
Alarm.com Holdings, Inc. (a)	18,368	952,748
Altair Engineering, Inc. Class A (a)	16,112	444,369
Alteryx, Inc. Class A (a) (b)	15,895	945,276
Amber Road, Inc. (a)	13,343	109,813
American Software, Inc. Class A	2,912	30,430
Appfolio, Inc. Class A (a)	6,953	411,757
Appian Corp. (a) (b)	13,750	367,262
Apptio, Inc. Class A (a)	21,045	798,868
Asure Software, Inc. (a) (b)	7,158	36,363
Avalara, Inc. (a) (b)	17,440	543,256
Avaya Holdings Corp. (a)	60,213	876,701
Benefitfocus, Inc. (a) (b)	14,342	655,716
Blackbaud, Inc.	30,412	1,912,915
Blackline, Inc. (a) (b)	23,113	946,477
Bottomline Technologies DE, Inc. (a)	24,790	1,189,920
Box, Inc. Class A (a)	70,662	1,192,775
Carbon Black, Inc. (a) (b)	14,280	191,638
ChannelAdvisor Corp. (a)	9,218	104,624
Cision, Ltd. (a)	23,066	269,872
Cloudera, Inc. (a) (b)	70,060	774,864
CommVault Systems, Inc. (a)	22,362	1,321,371

19

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Cornerstone OnDemand, Inc. (a)	33,075	$ 1,667,972
Coupa Software, Inc. (a) (b)	31,110	1,955,575
Digimarc Corp. (a) (b)	8,006	116,087
Dropbox, Inc. Class A (a) (b)	45,332	926,133
Ebix, Inc. (b)	14,302	608,693
eGain Corp. (a)	11,622	76,357
Ellie Mae, Inc. (a) (b)	18,044	1,133,704
Envestnet, Inc. (a)	23,588	1,160,294
Everbridge, Inc. (a)	14,264	809,625
FireEye, Inc. (a)	104,843	1,699,505
Five9, Inc. (a)	30,048	1,313,699
ForeScout Technologies, Inc. (a)	11,362	295,298
Hortonworks, Inc. (a)	35,096	506,084
Ideanomics, Inc. (a)	20,377	24,452
Imperva, Inc. (a)	15,435	859,575
Instructure, Inc. (a) (b)	16,009	600,498
j2 Global, Inc.	25,057	1,738,455
LivePerson, Inc. (a)	35,079	661,590
LogMeIn, Inc.	25,916	2,113,968
Manhattan Associates, Inc. (a)	37,578	1,592,180
MicroStrategy, Inc. Class A (a)	5,171	660,595
MINDBODY, Inc. Class A (a)	19,543	711,365
Mitek Systems, Inc. (a)	24,224	261,861
MobileIron, Inc. (a)	40,934	187,887
Model N, Inc. (a)	14,477	191,531
Monotype Imaging Holdings, Inc.	25,944	402,651
New Relic, Inc. (a)	23,644	1,914,455
OneSpan, Inc. (a)	19,590	253,690
Park City Group, Inc. (a)	8,225	49,103
Paylocity Holding Corp. (a)	18,457	1,111,296
Pegasystems, Inc.	22,327	1,067,900
Pivotal Software, Inc. Class A (a) (b)	20,900	341,715
Progress Software Corp.	22,337	792,740
PROS Holdings, Inc. (a)	17,832	559,925
Q2 Holdings, Inc. (a)	20,481	1,014,834
QAD, Inc. Class A	1,157	45,505
Qualys, Inc. (a)	19,572	1,462,811
Rapid7, Inc. (a)	16,286	507,472
RealNetworks, Inc. (a)	11,981	27,676
Rubicon Project, Inc. (a)	21,162	78,934
SailPoint Technologies Holding, Inc. (a)	42,175	990,691
SendGrid, Inc. (a)	14,930	644,528
SharpSpring, Inc. (a)	3,660	46,592
ShotSpotter, Inc. (a) (b)	5,457	170,149
Smartsheet, Inc. Class A (a)	4,940	122,808
SPS Commerce, Inc. (a)	10,788	888,715
Synchronoss Technologies, Inc. (a)	14,903	91,504
Telaria, Inc. (a)	13,243	36,153
Teradata Corp. (a)	64,578	2,477,212
TiVo Corp.	65,809	619,263
Trade Desk, Inc. Class A (a) (b)	20,208	2,345,340
Upland Software, Inc. (a)	6,107	165,988
Varonis Systems, Inc. (a)	15,222	805,244
Verint Systems, Inc. (a)	36,435	1,541,565
Security Description	Shares	Value
VirnetX Holding Corp. (a) (b)	24,367	$ 58,481
Workiva, Inc. (a)	13,973	501,491
Yext, Inc. (a)	23,254	345,322
Zix Corp. (a)	34,887	199,902
Zscaler, Inc. (a) (b)	26,918	1,055,455
Zuora, Inc. Class A (a)	30,440	552,182
		63,611,184
SPECIALTY RETAIL — 2.8%
Aaron's, Inc.	37,126	1,561,148
Abercrombie & Fitch Co. Class A	41,094	823,935
American Eagle Outfitters, Inc.	87,233	1,686,214
America's Car-Mart, Inc. (a)	2,075	150,334
Asbury Automotive Group, Inc. (a)	12,103	806,786
Ascena Retail Group, Inc. (a)	77,468	194,445
At Home Group, Inc. (a) (b)	21,211	395,797
AutoNation, Inc. (a) (b)	38,084	1,359,599
Barnes & Noble Education, Inc. (a)	7,170	28,752
Barnes & Noble, Inc.	17,880	126,769
Bed Bath & Beyond, Inc. (b)	70,531	798,411
Boot Barn Holdings, Inc. (a)	11,059	188,335
Buckle, Inc. (b)	17,874	345,683
Build-A-Bear Workshop, Inc. (a)	10,003	39,512
Caleres, Inc.	26,277	731,289
Camping World Holdings, Inc. Class A (b)	14,469	165,959
Carvana Co. (a) (b)	18,121	592,738
Cato Corp. Class A	10,112	144,298
Chico's FAS, Inc.	79,671	447,751
Children's Place, Inc. (b)	8,165	735,585
Citi Trends, Inc.	5,173	105,477
Conn's, Inc. (a) (b)	14,190	267,623
Container Store Group, Inc. (a)	10,992	52,432
Dick's Sporting Goods, Inc. (b)	40,322	1,258,046
DSW, Inc. Class A	43,601	1,076,945
Express, Inc. (a)	28,035	143,259
Floor & Decor Holdings, Inc. Class A (a) (b)	40,740	1,055,166
GameStop Corp. Class A (b)	52,272	659,673
Genesco, Inc. (a)	8,008	354,754
GNC Holdings, Inc. Class A (a) (b)	52,199	123,712
Group 1 Automotive, Inc.	10,721	565,211
Guess?, Inc.	34,371	713,886
Haverty Furniture Cos., Inc.	12,878	241,849
Hibbett Sports, Inc. (a)	6,349	90,791
J. Jill, Inc. (a)	15,582	83,052
Kirkland's, Inc. (a)	8,125	77,431
Lithia Motors, Inc. Class A (b)	11,608	886,039
Lumber Liquidators Holdings, Inc. (a)	17,806	169,513
MarineMax, Inc. (a)	15,519	284,153
Michaels Cos., Inc. (a) (b)	53,374	722,684
Monro, Inc. (b)	17,800	1,223,750
Murphy USA, Inc. (a)	17,048	1,306,559
National Vision Holdings, Inc. (a)	18,266	514,553
Office Depot, Inc.	301,210	777,122
Penske Automotive Group, Inc. (b)	18,459	744,267

20

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Rent-A-Center, Inc. (a)	22,564	$ 365,311
RH (a)	11,038	1,322,573
RTW RetailWinds, Inc. (a)	17,199	48,673
Sally Beauty Holdings, Inc. (a) (b)	62,384	1,063,647
Shoe Carnival, Inc. (b)	4,891	163,897
Sleep Number Corp. (a)	18,200	577,486
Sonic Automotive, Inc. Class A (b)	12,327	169,619
Sportsman's Warehouse Holdings, Inc. (a) (b)	23,446	102,693
Tailored Brands, Inc.	21,917	298,948
Tile Shop Holdings, Inc.	1,891	10,363
Tilly's, Inc. Class A	7,158	77,736
TravelCenters of America LLC (a)	19,117	71,880
Urban Outfitters, Inc. (a)	37,629	1,249,283
Vitamin Shoppe, Inc. (a)	16,094	76,285
Winmark Corp.	1,656	263,304
Zumiez, Inc. (a)	11,733	224,922
		30,907,907
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)	64,386	654,806
Avid Technology, Inc. (a)	12,905	61,299
Cray, Inc. (a)	25,196	543,982
Diebold Nixdorf, Inc. (b)	48,401	120,518
Eastman Kodak Co. (a) (b)	15,510	39,550
Electronics For Imaging, Inc. (a)	26,400	654,720
Immersion Corp. (a)	12,814	114,813
NCR Corp. (a) (b)	63,315	1,461,310
Pure Storage, Inc. Class A (a)	102,324	1,645,370
Stratasys, Ltd. (a)	31,785	572,448
USA Technologies, Inc. (a)	29,631	115,265
		5,984,081
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	18,880	1,540,986
Crocs, Inc. (a)	32,611	847,234
Culp, Inc.	7,727	146,040
Deckers Outdoor Corp. (a)	16,930	2,166,193
Delta Apparel, Inc. (a)	3,796	65,405
Fossil Group, Inc. (a) (b)	23,140	363,992
G-III Apparel Group, Ltd. (a)	26,262	732,447
Lakeland Industries, Inc. (a)	3,796	39,630
Movado Group, Inc.	9,690	306,398
Oxford Industries, Inc.	10,112	718,356
Sequential Brands Group, Inc. (a) (b)	25,424	20,342
Skechers U.S.A., Inc. Class A (a)	68,739	1,573,436
Steven Madden, Ltd.	36,197	1,095,321
Superior Group of Cos., Inc.	4,329	76,407
Unifi, Inc. (a)	6,313	144,189
Vera Bradley, Inc. (a)	13,243	113,493
Wolverine World Wide, Inc.	49,630	1,582,701
		11,532,570
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.0%
Axos Financial, Inc. (a) (b)	28,575	$ 719,518
BankFinancial Corp.	9,890	147,855
Beneficial Bancorp, Inc.	38,326	547,679
BSB Bancorp, Inc. (a)	5,614	157,529
Capitol Federal Financial, Inc.	43,481	555,252
Dime Community Bancshares, Inc.	10,022	170,174
Entegra Financial Corp. (a)	3,796	78,767
Federal Agricultural Mortgage Corp. Class C	647	39,105
First Defiance Financial Corp.	12,518	306,816
Flagstar Bancorp, Inc. (a)	12,405	327,492
FS Bancorp, Inc.	1,878	80,529
Home Bancorp, Inc.	2,860	101,244
HomeStreet, Inc. (a)	9,925	210,708
Kearny Financial Corp.	43,728	560,593
LendingTree, Inc. (a) (b)	4,350	955,129
Meridian Bancorp, Inc.	25,565	366,091
Meta Financial Group, Inc.	16,330	316,639
MGIC Investment Corp. (a)	191,942	2,007,713
MMA Capital Management LLC (a)	1,827	46,040
Mr Cooper Group, Inc. (a)	451,847	5,273,054
NMI Holdings, Inc. Class A (a)	35,594	635,353
Northfield Bancorp, Inc.	27,777	376,378
Northwest Bancshares, Inc.	55,173	934,631
OceanFirst Financial Corp.	25,196	567,162
Ocwen Financial Corp. (a)	36,076	48,342
Oritani Financial Corp.	13,756	202,901
PennyMac Financial Services, Inc.	12,427	264,198
Provident Financial Holdings, Inc.	420	6,510
Provident Financial Services, Inc.	23,385	564,280
Prudential Bancorp, Inc.	4,630	81,488
Radian Group, Inc.	114,666	1,875,936
Riverview Bancorp, Inc.	11,981	87,222
SI Financial Group, Inc.	7,103	90,421
Southern Missouri Bancorp, Inc.	6,757	229,062
Timberland Bancorp, Inc.	3,796	84,651
TrustCo Bank Corp. NY	44,531	305,483
United Community Financial Corp.	31,404	277,925
United Financial Bancorp, Inc.	31,598	464,491
Walker & Dunlop, Inc.	13,210	571,332
Washington Federal, Inc.	44,441	1,187,019
Western New England Bancorp, Inc.	17,354	174,234
WSFS Financial Corp.	17,903	678,703
		22,675,649
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	56,291	140,164
Turning Point Brands, Inc.	10,003	272,282
Universal Corp.	11,259	609,675
Vector Group, Ltd. (b)	48,195	468,937
		1,491,058

21

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	51,306	$ 1,549,954
Aircastle, Ltd.	29,992	517,062
Applied Industrial Technologies, Inc.	21,020	1,133,819
Beacon Roofing Supply, Inc. (a)	38,489	1,220,871
BlueLinx Holdings, Inc. (a) (b)	3,515	86,856
BMC Stock Holdings, Inc. (a)	37,324	577,775
CAI International, Inc. (a)	7,229	167,930
DXP Enterprises, Inc. (a)	5,484	152,675
Foundation Building Materials, Inc. (a)	11,115	92,366
GATX Corp. (b)	19,670	1,392,833
General Finance Corp. (a)	6,307	63,764
GMS, Inc. (a)	15,329	227,789
H&E Equipment Services, Inc.	20,133	411,116
Herc Holdings, Inc. (a)	15,279	397,101
Huttig Building Products, Inc. (a) (b)	13,343	24,017
Kaman Corp.	13,245	742,912
Lawson Products, Inc. (a)	3,796	119,954
MRC Global, Inc. (a)	55,350	676,930
MSC Industrial Direct Co., Inc. Class A	26,571	2,043,841
Nexeo Solutions, Inc. (a) (b)	31,461	270,250
NOW, Inc. (a)	56,637	659,255
Rush Enterprises, Inc. Class A	754	25,998
Rush Enterprises, Inc. Class B	1,978	70,417
SiteOne Landscape Supply, Inc. (a) (b)	22,311	1,233,129
Systemax, Inc.	8,204	195,993
Titan Machinery, Inc. (a)	11,836	155,643
Univar, Inc. (a)	69,064	1,225,195
Veritiv Corp. (a)	4,633	115,686
WESCO International, Inc. (a)	26,313	1,263,024
		16,814,155
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	44,521	1,627,688
WATER UTILITIES — 0.4%
American States Water Co.	18,133	1,215,636
AquaVenture Holdings, Ltd. (a)	7,236	136,688
Cadiz, Inc. (a) (b)	16,484	169,785
California Water Service Group	23,009	1,096,609
Connecticut Water Service, Inc.	2,976	199,005
Global Water Resources, Inc.	4,329	43,896
Middlesex Water Co.	7,244	386,468
Pure Cycle Corp. (a)	12,454	123,668
SJW Group	8,005	445,238
York Water Co.	4,507	144,495
		3,961,488
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc. (a)	18,116	372,646
Security Description	Shares	Value
Gogo, Inc. (a)	34,957	$ 104,522
NII Holdings, Inc. (a) (b)	46,793	206,357
Shenandoah Telecommunications Co.	21,823	965,668
Spok Holdings, Inc.	11,839	156,985
Telephone & Data Systems, Inc.	46,820	1,523,523
United States Cellular Corp. (a)	8,125	422,256
		3,751,957
TOTAL COMMON STOCKS (Cost $1,374,296,093)		1,112,795,787
LIMITED PARTNERSHIPS — 0.0%(e)
CAPITAL MARKETS — 0.0% (e)
JMP Group LLC	6,307	24,597
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
Fortress Transportation & Infrastructure Investors LLC	33,525	480,749
TOTAL LIMITED PARTNERSHIPS (Cost $626,110)		505,346
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (c)	740	8,710
		8,710
CHEMICALS — 0.0% (e)
A Schulman, Inc. (CVR) (a) (c)	18,665	37,330
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (c)	4,067	1,055
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (c)	10,713	1,071
PHARMACEUTICALS — 0.0% (e)
Corium International, Inc. (CVR) (a) (c)	21,972	3,955
TOTAL RIGHTS (Cost $40,705)		52,121
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	10,125,535	10,125,535

22

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	20,867,197	$ 20,867,197
TOTAL SHORT-TERM INVESTMENTS (Cost $30,992,732)		30,992,732
TOTAL INVESTMENTS — 102.3% (Cost $1,405,955,640)		1,144,345,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(26,076,824)
NET ASSETS — 100.0%		$ 1,118,269,162
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $54,788 representing 0.0% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	03/15/2019	$1,290,153	$1,214,100	$(76,053)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,112,793,120	$ 2,667	$ 0(a)	$1,112,795,787
Limited Partnerships	505,346	—	—	505,346
Rights	—	52,121	0(a)	52,121
Short-Term Investments	30,992,732	—	—	30,992,732
TOTAL INVESTMENTS	$1,144,291,198	$54,788	$ 0	$1,144,345,986
23

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ (76,053)	$ —	$—	$ (76,053)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (76,053)	$ —	$—	$ (76,053)
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,425,039	$ 3,425,039	$ 46,459,521	$ 39,759,025	$—	$—	10,125,535	$10,125,535	$ 38,730	$—
State Street Navigator Securities Lending Government Money Market Portfolio	27,139,654	27,139,654	68,579,615	74,852,072	—	—	20,867,197	20,867,197	441,524	—
Total		$30,564,693	$115,039,136	$114,611,097	$—	$—		$30,992,732	$480,254	$—
24	SARSPSM

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	3,602	$ 134,499
Aerojet Rocketdyne Holdings, Inc. (a)	8,681	305,832
Aerovironment, Inc. (a)	1,891	128,493
Arconic, Inc.	49,312	831,400
Astronics Corp. (a)	2,123	64,645
Axon Enterprise, Inc. (a)	5,337	233,494
Boeing Co.	59,687	19,249,058
BWX Technologies, Inc.	10,362	396,139
Cubic Corp.	3,279	176,213
Curtiss-Wright Corp.	4,691	479,045
Ducommun, Inc. (a)	1,589	57,712
Engility Holdings, Inc. (a)	1,833	52,167
Esterline Technologies Corp. (a)	1,684	204,522
General Dynamics Corp.	32,432	5,098,635
Harris Corp.	12,202	1,642,999
HEICO Corp.	4,726	366,170
HEICO Corp. Class A	1,605	101,115
Hexcel Corp.	10,365	594,329
Huntington Ingalls Industries, Inc.	4,996	950,789
KeyW Holding Corp. (a)	42	281
Kratos Defense & Security Solutions, Inc. (a) (b)	10,251	144,437
L3 Technologies, Inc.	8,770	1,522,998
Lockheed Martin Corp.	30,593	8,010,471
Mercury Systems, Inc. (a)	5,224	247,043
Moog, Inc. Class A	2,035	157,672
National Presto Industries, Inc.	108	12,627
Northrop Grumman Corp.	18,935	4,637,182
Raytheon Co.	31,037	4,759,524
Sparton Corp. (a)	1,570	28,558
Spirit AeroSystems Holdings, Inc. Class A	13,156	948,416
Teledyne Technologies, Inc. (a)	3,516	728,058
Textron, Inc.	27,521	1,265,691
TransDigm Group, Inc. (a)	5,274	1,793,476
Triumph Group, Inc. (b)	1,697	19,516
United Technologies Corp.	94,298	10,040,851
Vectrus, Inc. (a)	1,620	34,960
Wesco Aircraft Holdings, Inc. (a)	85	672
		65,419,689
AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	6,838	155,975
Atlas Air Worldwide Holdings, Inc. (a)	3,540	149,353
C.H. Robinson Worldwide, Inc.	15,820	1,330,304
Echo Global Logistics, Inc. (a)	1,881	38,241
Expeditors International of Washington, Inc.	19,887	1,354,106
FedEx Corp.	27,216	4,390,757
Forward Air Corp.	3,457	189,616
Hub Group, Inc. Class A (a)	3,556	131,821
Radiant Logistics, Inc. (a)	3,560	15,130
Security Description	Shares	Value
United Parcel Service, Inc. Class B	71,101	$ 6,934,480
XPO Logistics, Inc. (a)	12,315	702,448
		15,392,231
AIRLINES — 0.5%
Alaska Air Group, Inc.	13,800	839,730
Allegiant Travel Co.	1,691	169,472
American Airlines Group, Inc.	52,528	1,686,674
Delta Air Lines, Inc.	79,968	3,990,403
Hawaiian Holdings, Inc.	6,777	178,981
JetBlue Airways Corp. (a)	35,291	566,773
SkyWest, Inc.	5,197	231,111
Southwest Airlines Co.	66,536	3,092,593
Spirit Airlines, Inc. (a)	7,136	413,317
United Continental Holdings, Inc. (a)	32,242	2,699,623
		13,868,677
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	8,718	96,770
Autoliv, Inc.	8,800	618,024
BorgWarner, Inc.	24,207	840,951
Cooper Tire & Rubber Co. (b)	6,849	221,428
Cooper-Standard Holdings, Inc. (a)	1,791	111,257
Dana, Inc.	17,061	232,542
Dorman Products, Inc. (a)	3,460	311,469
Fox Factory Holding Corp. (a)	3,399	200,099
Gentex Corp.	33,376	674,529
Gentherm, Inc. (a)	5,034	201,259
Goodyear Tire & Rubber Co.	29,977	611,831
Horizon Global Corp. (a) (b)	1,893	2,707
LCI Industries	1,799	120,173
Lear Corp.	7,158	879,432
Modine Manufacturing Co. (a)	5,091	55,034
Motorcar Parts of America, Inc. (a) (b)	21	350
Shiloh Industries, Inc. (a)	1,710	9,969
Standard Motor Products, Inc.	1,559	75,502
Stoneridge, Inc. (a)	1,899	46,810
Strattec Security Corp.	80	2,304
Superior Industries International, Inc.	1,904	9,158
Tenneco, Inc. Class A	5,351	146,564
Tower International, Inc.	1,824	43,411
Veoneer, Inc. (a)	8,310	195,867
Visteon Corp. (a) (b)	3,615	217,912
VOXX International Corp. (a)	3,320	13,147
		5,938,499
AUTOMOBILES — 0.6%
Ford Motor Co.	441,793	3,379,716
General Motors Co.	140,170	4,688,686
Harley-Davidson, Inc.	22,999	784,726
Tesla, Inc. (a)	14,107	4,694,810
Thor Industries, Inc.	5,130	266,760

25

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	3,357	$ 81,273
		13,895,971
BANKS — 6.1%
1st Source Corp.	1,645	66,359
Access National Corp.	1,680	35,834
ACNB Corp.	160	6,280
Allegiance Bancshares, Inc. (a)	1,600	51,792
American National Bankshares, Inc.	1,560	45,724
Ameris Bancorp	3,758	119,016
Arrow Financial Corp.	1,692	54,178
Associated Banc-Corp.	18,539	366,887
Atlantic Capital Bancshares, Inc. (a)	3,320	54,348
Banc of California, Inc.	5,120	68,147
BancFirst Corp.	1,848	92,215
Bancorp, Inc. (a)	114	907
BancorpSouth Bank	10,228	267,360
Bank of America Corp.	1,028,909	25,352,318
Bank of Commerce Holdings	1,710	18,742
Bank of Hawaii Corp.	5,097	343,130
Bank of Marin Bancorp	324	13,362
Bank OZK	14,006	319,757
BankUnited, Inc.	12,115	362,723
Bankwell Financial Group, Inc.	130	3,732
Banner Corp.	3,522	188,357
Bar Harbor Bankshares	1,710	38,355
BB&T Corp.	80,345	3,480,545
BCB Bancorp, Inc.	1,630	17,066
Berkshire Hills Bancorp, Inc.	3,599	97,065
Blue Hills Bancorp, Inc.	1,850	39,479
BOK Financial Corp.	2,392	175,405
Boston Private Financial Holdings, Inc.	8,804	93,058
Bridge Bancorp, Inc.	1,758	44,811
Brookline Bancorp, Inc.	8,574	118,493
Bryn Mawr Bank Corp.	1,668	57,379
C&F Financial Corp.	70	3,725
Camden National Corp.	1,719	61,832
Capital City Bank Group, Inc.	1,610	37,368
Capstar Financial Holdings, Inc.	170	2,504
Carolina Financial Corp.	1,780	52,670
Cathay General Bancorp	8,550	286,681
CenterState Bank Corp.	10,832	227,905
Central Pacific Financial Corp.	3,424	83,374
Central Valley Community Bancorp	1,600	30,192
Chemical Financial Corp.	7,069	258,796
CIT Group, Inc.	7,698	294,602
Citigroup, Inc.	263,537	13,719,736
Citizens & Northern Corp.	1,629	43,054
Citizens Financial Group, Inc.	50,065	1,488,432
City Holding Co.	1,738	117,471
Civista Bancshares, Inc.	1,560	27,175
CNB Financial Corp.	1,785	40,966
Codorus Valley Bancorp, Inc.	1,499	31,854
Security Description	Shares	Value
Columbia Banking System, Inc.	8,500	$ 308,465
Comerica, Inc.	19,207	1,319,329
Commerce Bancshares, Inc.	12,620	711,389
Community Bank System, Inc.	5,272	307,358
Community Bankers Trust Corp. (a)	1,870	13,501
Community Financial Corp.	90	2,632
Community Trust Bancorp, Inc.	1,727	68,406
ConnectOne Bancorp, Inc.	3,360	62,059
County Bancorp, Inc.	110	1,911
Cullen/Frost Bankers, Inc.	6,774	595,706
Customers Bancorp, Inc. (a)	3,485	63,427
CVB Financial Corp.	11,982	242,396
DNB Financial Corp.	80	2,160
Eagle Bancorp, Inc. (a)	3,602	175,453
East West Bancorp, Inc.	15,759	685,989
Enterprise Bancorp, Inc.	1,550	49,848
Enterprise Financial Services Corp.	1,871	70,406
Evans Bancorp, Inc.	110	3,576
Farmers National Banc Corp.	1,900	24,206
FB Financial Corp.	1,640	57,433
FCB Financial Holdings, Inc. Class A (a)	5,090	170,922
Fidelity Southern Corp.	1,900	49,438
Fifth Third Bancorp	70,601	1,661,242
Financial Institutions, Inc.	1,688	43,382
First BanCorp	22,545	193,887
First Bancorp, Inc.	1,570	41,291
First Bancorp/Southern Pines	1,737	56,730
First Busey Corp.	3,617	88,761
First Business Financial Services, Inc.	1,550	30,241
First Citizens BancShares, Inc. Class A	1,117	421,165
First Commonwealth Financial Corp.	10,435	126,055
First Community Bankshares, Inc.	1,692	53,264
First Financial Bancorp	8,811	208,997
First Financial Bankshares, Inc. (b)	6,849	395,119
First Financial Corp.	1,598	64,160
First Financial Northwest, Inc.	1,550	23,979
First Foundation, Inc. (a)	3,310	42,567
First Hawaiian, Inc.	5,343	120,271
First Horizon National Corp.	37,700	496,132
First Internet Bancorp	160	3,270
First Interstate BancSystem, Inc. Class A	3,471	126,900
First Merchants Corp.	5,217	178,787
First Mid-Illinois Bancshares, Inc.	1,560	49,795
First Midwest Bancorp, Inc.	12,004	237,799
First Northwest Bancorp	1,590	23,580
First of Long Island Corp.	1,803	35,970
First Republic Bank	18,299	1,590,183
Flushing Financial Corp.	3,393	73,051
FNB Corp.	38,847	382,254
Franklin Financial Network, Inc. (a)	1,650	43,510

26

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Fulton Financial Corp.	20,094	$ 311,055
German American Bancorp, Inc.	4,741	131,658
Glacier Bancorp, Inc.	8,694	344,456
Great Southern Bancorp, Inc.	1,926	88,654
Great Western Bancorp, Inc.	6,821	213,156
Green Bancorp, Inc.	1,850	31,709
Guaranty Bancorp	1,890	39,217
Hancock Whitney Corp.	8,764	303,673
Hanmi Financial Corp.	3,484	68,635
HarborOne Bancorp, Inc. (a)	1,670	26,536
Heartland Financial USA, Inc.	3,370	148,111
Heritage Commerce Corp.	3,530	40,030
Heritage Financial Corp.	3,378	100,394
Hilltop Holdings, Inc.	8,551	152,464
Home BancShares, Inc.	19,179	313,385
HomeTrust Bancshares, Inc.	1,824	47,752
Hope Bancorp, Inc.	13,798	163,644
Horizon Bancorp, Inc.	3,020	47,656
Howard Bancorp, Inc. (a) (b)	1,560	22,308
Huntington Bancshares, Inc.	116,405	1,387,548
IBERIABANK Corp.	6,254	402,007
Independent Bank Corp. (c)	1,830	38,467
Independent Bank Corp. (Massachusetts) (c)	3,388	238,210
Independent Bank Group, Inc.	2,015	92,227
International Bancshares Corp.	5,358	184,315
Investar Holding Corp.	180	4,464
Investors Bancorp, Inc.	31,802	330,741
JPMorgan Chase & Co.	341,116	33,299,744
KeyCorp	111,874	1,653,498
Lakeland Bancorp, Inc.	5,070	75,087
Lakeland Financial Corp.	3,287	132,006
LCNB Corp.	1,570	23,786
LegacyTexas Financial Group, Inc.	5,112	164,044
Live Oak Bancshares, Inc. (b)	1,790	26,510
M&T Bank Corp.	14,112	2,019,851
Macatawa Bank Corp.	3,310	31,842
MB Financial, Inc.	8,690	344,385
MBT Financial Corp.	1,770	16,461
Mercantile Bank Corp.	1,700	48,042
Middlefield Banc Corp.	60	2,546
Midland States Bancorp, Inc.	1,650	36,861
MidSouth Bancorp, Inc.	1,630	17,278
MidWestOne Financial Group, Inc.	1,570	38,983
MutualFirst Financial, Inc.	130	3,454
National Bank Holdings Corp. Class A	3,504	108,168
National Bankshares, Inc.	1,434	52,241
National Commerce Corp. (a)	1,620	58,320
NBT Bancorp, Inc.	5,037	174,230
Nicolet Bankshares, Inc. (a)	180	8,784
Northrim BanCorp, Inc.	150	4,931
Norwood Financial Corp.	130	4,290
OFG Bancorp	142	2,337
Ohio Valley Banc Corp.	80	2,831
Old Line Bancshares, Inc.	1,570	41,322
Security Description	Shares	Value
Old National Bancorp	14,136	$ 217,694
Old Second Bancorp, Inc.	3,300	42,900
Opus Bank	3,280	64,255
Orrstown Financial Services, Inc.	170	3,096
Pacific Premier Bancorp, Inc. (a)	3,559	90,826
PacWest Bancorp	14,893	495,639
Park National Corp.	1,747	148,408
Peapack Gladstone Financial Corp.	1,710	43,058
Penns Woods Bancorp, Inc.	90	3,622
Peoples Bancorp, Inc.	1,749	52,645
People's United Financial, Inc.	41,465	598,340
People's Utah Bancorp	1,700	51,255
Pinnacle Financial Partners, Inc.	8,410	387,701
PNC Financial Services Group, Inc.	47,241	5,522,945
Popular, Inc.	11,954	564,468
Premier Financial Bancorp, Inc.	1,833	27,330
Prosperity Bancshares, Inc.	8,244	513,601
QCR Holdings, Inc.	1,610	51,665
Regions Financial Corp.	122,141	1,634,247
Renasant Corp.	5,214	157,359
Republic Bancorp, Inc. Class A	158	6,118
S&T Bancorp, Inc.	3,488	131,986
Sandy Spring Bancorp, Inc.	1,867	58,512
Seacoast Banking Corp. of Florida (a)	3,610	93,932
ServisFirst Bancshares, Inc. (b)	5,048	160,880
Shore Bancshares, Inc.	1,640	23,846
Sierra Bancorp	1,600	38,448
Signature Bank	5,275	542,323
Simmons First National Corp. Class A	8,129	196,153
SmartFinancial, Inc. (a)	150	2,741
South State Corp.	3,549	212,763
Southern First Bancshares, Inc. (a)	150	4,811
Southern National Bancorp of Virginia, Inc.	1,870	24,721
Southside Bancshares, Inc.	3,354	106,489
State Bank Financial Corp.	4,785	103,308
Sterling Bancorp	20,765	342,830
Stock Yards Bancorp, Inc.	1,870	61,336
Summit Financial Group, Inc.	1,570	30,317
SunTrust Banks, Inc.	49,491	2,496,326
SVB Financial Group (a)	5,325	1,011,324
Synovus Financial Corp.	11,995	383,720
TCF Financial Corp.	17,517	341,406
Texas Capital Bancshares, Inc. (a)	5,222	266,792
Tompkins Financial Corp.	1,621	121,591
Towne Bank	6,743	161,495
TriCo Bancshares	3,956	133,673
TriState Capital Holdings, Inc. (a)	1,860	36,196
Triumph Bancorp, Inc. (a)	1,760	52,272
Trustmark Corp.	6,961	197,901
UMB Financial Corp.	5,106	311,313
Umpqua Holdings Corp.	26,508	421,477
Union Bankshares Corp.	7,304	206,192

27

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
United Bankshares, Inc.	13,664	$ 425,087
United Community Banks, Inc.	7,079	151,915
Univest Corp. of Pennsylvania	3,355	72,367
US Bancorp	158,181	7,228,872
Valley National Bancorp	30,103	267,315
Veritex Holdings, Inc. (a) (b)	1,860	39,767
Washington Trust Bancorp, Inc.	1,718	81,657
Webster Financial Corp.	10,244	504,927
Wells Fargo & Co.	484,440	22,322,995
WesBanco, Inc.	4,729	173,507
West Bancorp, Inc.	3,106	59,294
Westamerica Bancorporation	3,386	188,532
Western Alliance Bancorp (a)	10,454	412,828
Wintrust Financial Corp.	5,367	356,852
Zions Bancorp	19,862	809,178
		156,313,156
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	6,857	326,256
Castle Brands, Inc. (a) (b)	10,530	8,956
Coca-Cola Bottling Co. Consolidated	86	15,255
Coca-Cola Co.	438,423	20,759,329
Constellation Brands, Inc. Class A	16,268	2,616,220
Craft Brew Alliance, Inc. (a)	1,580	22,610
MGP Ingredients, Inc. (b)	1,630	92,991
Molson Coors Brewing Co. Class B	19,140	1,074,902
Monster Beverage Corp. (a)	45,771	2,252,849
National Beverage Corp. (b)	1,894	135,932
PepsiCo, Inc.	150,990	16,681,375
Primo Water Corp. (a)	3,380	47,354
		44,034,029
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	159,052	14,663,004
Abeona Therapeutics, Inc. (a) (b)	1,890	13,495
ACADIA Pharmaceuticals, Inc. (a) (b)	15,408	249,147
Acceleron Pharma, Inc. (a) (b)	3,551	154,646
Achaogen, Inc. (a) (b)	3,530	4,342
Achillion Pharmaceuticals, Inc. (a)	1,669	2,654
Acorda Therapeutics, Inc. (a)	5,090	79,302
Adamas Pharmaceuticals, Inc. (a) (b)	1,810	15,457
Aduro Biotech, Inc. (a)	24,273	64,081
Adverum Biotechnologies, Inc. (a)	3,430	10,805
Agenus, Inc. (a) (b)	10,340	24,609
AgeX Therapeutics, Inc. (a) (b)	1,411	4,219
Agios Pharmaceuticals, Inc. (a) (b)	5,065	233,547
Aimmune Therapeutics, Inc. (a) (b)	1,800	43,056
Akebia Therapeutics, Inc. (a) (b)	10,304	56,981
Albireo Pharma, Inc. (a)	80	1,962
Alder Biopharmaceuticals, Inc. (a) (b)	1,676	17,179
Aldeyra Therapeutics, Inc. (a)	1,730	14,359
Alexion Pharmaceuticals, Inc. (a)	25,094	2,443,152
Alnylam Pharmaceuticals, Inc. (a)	8,741	637,306
Security Description	Shares	Value
AMAG Pharmaceuticals, Inc. (a)	42	$ 638
Amgen, Inc.	68,896	13,411,984
Amicus Therapeutics, Inc. (a) (b)	19,208	184,013
AnaptysBio, Inc. (a) (b)	3,020	192,646
Anavex Life Sciences Corp. (a) (b)	5,010	7,816
Ardelyx, Inc. (a)	3,490	6,247
Arena Pharmaceuticals, Inc. (a)	5,089	198,217
ArQule, Inc. (a) (b)	32,480	89,970
Array BioPharma, Inc. (a) (b)	28,191	401,722
Arrowhead Pharmaceuticals, Inc. (a) (b)	19,603	243,469
Atara Biotherapeutics, Inc. (a)	4,308	149,660
Athersys, Inc. (a) (b)	12,210	17,582
Audentes Therapeutics, Inc. (a)	1,890	40,295
AVEO Pharmaceuticals, Inc. (a) (b)	14,051	22,482
Avid Bioservices, Inc. (a)	3,460	14,186
Bellicum Pharmaceuticals, Inc. (a)	3,510	10,249
BioCryst Pharmaceuticals, Inc. (a) (b)	13,776	111,172
Biogen, Inc. (a)	21,967	6,610,310
BioMarin Pharmaceutical, Inc. (a)	18,137	1,544,366
BioSpecifics Technologies Corp. (a)	130	7,878
BioTime, Inc. (a) (b)	15,380	14,042
Bluebird Bio, Inc. (a) (b)	5,144	510,285
Blueprint Medicines Corp. (a)	3,569	192,405
Calithera Biosciences, Inc. (a)	3,340	13,393
Cara Therapeutics, Inc. (a) (b)	3,430	44,590
CareDx, Inc. (a)	5,587	140,457
Catalyst Pharmaceuticals, Inc. (a) (b)	6,930	13,306
Celgene Corp. (a)	77,889	4,991,906
Cellular Biomedicine Group, Inc. (a) (b)	1,610	28,433
CEL-SCI Corp. (a) (b)	15,475	44,413
ChemoCentryx, Inc. (a)	3,483	38,000
Chimerix, Inc. (a)	127	326
Clovis Oncology, Inc. (a) (b)	5,276	94,757
Coherus Biosciences, Inc. (a) (b)	42	380
Conatus Pharmaceuticals, Inc. (a) (b)	3,410	5,899
Concert Pharmaceuticals, Inc. (a)	1,760	22,088
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	5,110	29,842
Corvus Pharmaceuticals, Inc. (a) (b)	1,720	6,312
CTI BioPharma Corp. (a) (b)	3,630	2,663
Cytokinetics, Inc. (a)	5,361	33,882
CytomX Therapeutics, Inc. (a)	3,340	50,434
Dicerna Pharmaceuticals, Inc. (a)	1,800	19,242
Dynavax Technologies Corp. (a) (b)	6,960	63,684
Eagle Pharmaceuticals, Inc. (a) (b)	1,603	64,585
Editas Medicine, Inc. (a) (b)	3,430	78,032
Emergent BioSolutions, Inc. (a)	3,518	208,547
Enanta Pharmaceuticals, Inc. (a)	1,747	123,740
Epizyme, Inc. (a) (b)	5,350	32,956
Esperion Therapeutics, Inc. (a) (b)	1,894	87,124

28

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a) (b)	12,288	$ 775,373
Exelixis, Inc. (a)	35,062	689,670
Fate Therapeutics, Inc. (a) (b)	14,403	184,790
FibroGen, Inc. (a)	8,590	397,545
Five Prime Therapeutics, Inc. (a)	3,323	30,904
Flexion Therapeutics, Inc. (a) (b)	3,380	38,262
Fortress Biotech, Inc. (a) (b)	2,903	2,497
Galectin Therapeutics, Inc. (a)	33,280	114,150
Genomic Health, Inc. (a)	3,501	225,499
Geron Corp. (a) (b)	19,128	19,128
Gilead Sciences, Inc.	136,979	8,568,036
Global Blood Therapeutics, Inc. (a) (b)	6,806	279,386
GlycoMimetics, Inc. (a)	3,430	32,482
Halozyme Therapeutics, Inc. (a)	13,959	204,220
Heron Therapeutics, Inc. (a) (b)	6,770	175,614
Idera Pharmaceuticals, Inc. (a)	4,859	13,459
Immune Design Corp. (a)	3,380	4,394
ImmunoGen, Inc. (a)	17,600	84,480
Immunomedics, Inc. (a) (b)	19,115	272,771
Incyte Corp. (a)	24,261	1,542,757
Inovio Pharmaceuticals, Inc. (a) (b)	126	504
Insmed, Inc. (a) (b)	10,299	135,123
Insys Therapeutics, Inc. (a) (b)	21	74
Intellia Therapeutics, Inc. (a) (b)	1,710	23,342
Intercept Pharmaceuticals, Inc. (a) (b)	1,571	158,341
Intrexon Corp. (a) (b)	63	412
Invitae Corp. (a)	5,070	56,074
Ionis Pharmaceuticals, Inc. (a) (b)	13,203	713,754
Iovance Biotherapeutics, Inc. (a) (b)	6,990	61,862
Ironwood Pharmaceuticals, Inc. (a) (b)	15,448	160,041
Jounce Therapeutics, Inc. (a)	1,720	5,796
Kadmon Holdings, Inc. (a) (b)	6,750	14,040
Karyopharm Therapeutics, Inc. (a) (b)	3,520	32,982
Kindred Biosciences, Inc. (a)	3,330	36,464
Kura Oncology, Inc. (a)	1,880	26,395
La Jolla Pharmaceutical Co. (a) (b)	1,870	17,634
Lexicon Pharmaceuticals, Inc. (a) (b)	14,055	93,325
Ligand Pharmaceuticals, Inc. (a) (b)	2,098	284,699
Loxo Oncology, Inc. (a) (b)	3,304	462,791
MacroGenics, Inc. (a)	3,470	44,069
Madrigal Pharmaceuticals, Inc. (a) (b)	939	105,844
MannKind Corp. (a) (b)	3,600	3,816
MediciNova, Inc. (a) (b)	3,390	27,696
MiMedx Group, Inc. (a) (b)	7	13
Minerva Neurosciences, Inc. (a)	5,030	33,902
Miragen Therapeutics, Inc. (a)	1,580	4,787
Mirati Therapeutics, Inc. (a) (b)	3,858	163,656
Molecular Templates, Inc. (a) (b)	1,590	6,424
Momenta Pharmaceuticals, Inc. (a)	10,292	113,624
Security Description	Shares	Value
Myriad Genetics, Inc. (a) (b)	8,515	$ 247,531
NantKwest, Inc. (a)	3,440	3,990
Natera, Inc. (a) (b)	3,560	49,698
Neurocrine Biosciences, Inc. (a)	10,454	746,520
NewLink Genetics Corp. (a)	112	170
Novavax, Inc. (a) (b)	3,376	6,212
OPKO Health, Inc. (a) (b)	38,924	117,161
Organovo Holdings, Inc. (a) (b)	147	141
PDL BioPharma, Inc. (a)	3,688	10,695
Pieris Pharmaceuticals, Inc. (a)	5,270	14,018
Pluristem Therapeutics, Inc. (a) (b)	6,970	5,493
PolarityTE, Inc. (a) (b)	110	1,484
Portola Pharmaceuticals, Inc. (a) (b)	8,476	165,452
Progenics Pharmaceuticals, Inc. (a)	9,305	39,081
Protagonist Therapeutics, Inc. (a)	180	1,211
PTC Therapeutics, Inc. (a)	3,770	129,386
Puma Biotechnology, Inc. (a) (b)	3,457	70,350
Ra Pharmaceuticals, Inc. (a) (b)	1,580	28,756
Radius Health, Inc. (a) (b)	5,200	85,748
Recro Pharma, Inc. (a)	1,710	12,141
Regeneron Pharmaceuticals, Inc. (a)	8,827	3,296,884
REGENXBIO, Inc. (a)	3,390	142,210
Repligen Corp. (a) (b)	3,534	186,383
Retrophin, Inc. (a)	5,010	113,376
Rigel Pharmaceuticals, Inc. (a) (b)	8,726	20,070
Sage Therapeutics, Inc. (a) (b)	5,009	479,812
Sangamo Therapeutics, Inc. (a) (b)	9,914	113,813
Sarepta Therapeutics, Inc. (a) (b)	8,039	877,296
Savara, Inc. (a) (b)	1,800	13,626
Seattle Genetics, Inc. (a) (b)	17,560	994,950
Selecta Biosciences, Inc. (a) (b)	1,590	4,229
Seres Therapeutics, Inc. (a) (b)	3,470	15,684
Sesen Bio, Inc. (a) (b)	92,949	131,988
Sorrento Therapeutics, Inc. (a) (b)	3,350	8,040
Spark Therapeutics, Inc. (a) (b)	3,492	136,677
Spectrum Pharmaceuticals, Inc. (a) (b)	6,841	59,859
Spring Bank Pharmaceuticals, Inc. (a) (b)	1,610	16,728
Stemline Therapeutics, Inc. (a) (b)	1,881	17,870
Syndax Pharmaceuticals, Inc. (a)	1,710	7,610
Synergy Pharmaceuticals, Inc. (a) (b)	31,587	3,598
Synlogic, Inc. (a) (b)	1,580	11,076
Syros Pharmaceuticals, Inc. (a) (b)	1,610	8,968
T2 Biosystems, Inc. (a) (b)	28,723	86,456
TESARO, Inc. (a) (b)	5,111	379,492
TG Therapeutics, Inc. (a) (b)	8,690	35,629
Trevena, Inc. (a)	7,060	3,036
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,196	225,922
United Therapeutics Corp. (a)	5,101	555,499
Vanda Pharmaceuticals, Inc. (a)	5,329	139,247
Veracyte, Inc. (a)	1,850	23,273
Verastem, Inc. (a) (b)	32,126	107,943

29

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vericel Corp. (a)	17,652	$ 307,145
Vertex Pharmaceuticals, Inc. (a)	28,544	4,730,026
Viking Therapeutics, Inc. (a) (b)	10,074	77,066
Voyager Therapeutics, Inc. (a)	1,640	15,416
XBiotech, Inc. (a)	1,730	8,788
Xencor, Inc. (a)	5,320	192,371
ZIOPHARM Oncology, Inc. (a) (b)	19,039	35,603
		80,715,726
BUILDING PRODUCTS — 0.3%
AAON, Inc.	3,580	125,515
Advanced Drainage Systems, Inc.	5,011	121,517
American Woodmark Corp. (a)	1,678	93,431
AO Smith Corp.	3,716	158,673
Apogee Enterprises, Inc.	3,408	101,729
Armstrong Flooring, Inc. (a)	3,370	39,901
Armstrong World Industries, Inc.	5,311	309,153
Builders FirstSource, Inc. (a)	10,491	114,457
Continental Building Products, Inc. (a)	3,600	91,620
CSW Industrials, Inc. (a)	1,690	81,711
Fortune Brands Home & Security, Inc.	13,729	521,565
Gibraltar Industries, Inc. (a)	1,864	66,340
Griffon Corp.	5,069	52,971
Insteel Industries, Inc.	1,771	43,000
JELD-WEN Holding, Inc. (a) (b)	5,300	75,313
Lennox International, Inc.	4,557	997,345
Masco Corp.	33,314	974,101
Masonite International Corp. (a)	3,126	140,139
NCI Building Systems, Inc. (a)	3,634	26,346
Owens Corning	12,108	532,510
Patrick Industries, Inc. (a)	3,327	98,512
PGT Innovations, Inc. (a)	5,293	83,894
Quanex Building Products Corp.	3,579	48,639
Simpson Manufacturing Co., Inc.	5,053	273,519
Trex Co., Inc. (a)	7,012	416,232
Universal Forest Products, Inc.	3,390	88,004
USG Corp.	13,783	587,983
		6,264,120
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	6,650	647,976
Ameriprise Financial, Inc.	15,611	1,629,320
Arlington Asset Investment Corp. Class A (b)	21	152
Artisan Partners Asset Management, Inc. Class A	1,598	35,332
B. Riley Financial, Inc. (b)	1,730	24,566
Bank of New York Mellon Corp.	106,956	5,034,419
BGC Partners, Inc. Class A	22,576	116,718
BlackRock, Inc.	16,904	6,640,229
Blucora, Inc. (a)	5,105	135,997
Cboe Global Markets, Inc.	10,945	1,070,749
Charles Schwab Corp.	124,579	5,173,766
CME Group, Inc.	33,442	6,291,109
Cohen & Steers, Inc.	1,759	60,369
Security Description	Shares	Value
Cowen, Inc. (a) (b)	3,473	$ 46,330
Diamond Hill Investment Group, Inc.	96	14,347
Donnelley Financial Solutions, Inc. (a)	3,499	49,091
E*TRADE Financial Corp.	28,859	1,266,333
Evercore, Inc. Class A	3,644	260,765
FactSet Research Systems, Inc.	3,607	721,869
Franklin Resources, Inc.	36,505	1,082,738
GAIN Capital Holdings, Inc. (b)	3,082	18,985
GAMCO Investors, Inc. Class A	82	1,385
Goldman Sachs Group, Inc.	38,073	6,360,095
Greenhill & Co., Inc. (b)	109	2,660
Hamilton Lane, Inc. Class A	1,570	58,090
Hennessy Advisors, Inc.	100	1,001
Houlihan Lokey, Inc.	1,840	67,712
Intercontinental Exchange, Inc.	59,591	4,488,990
INTL. FCStone, Inc. (a)	1,733	63,393
Invesco, Ltd.	45,780	766,357
Investment Technology Group, Inc.	3,482	105,296
Ladenburg Thalmann Financial Services, Inc.	10,367	24,155
Lazard, Ltd. Class A	7,016	258,961
Legg Mason, Inc.	10,347	263,952
LPL Financial Holdings, Inc.	10,234	625,093
MarketAxess Holdings, Inc.	3,626	766,210
Moelis & Co. Class A	5,083	174,753
Moody's Corp.	20,787	2,911,011
Morgan Stanley	142,632	5,655,359
Morningstar, Inc.	1,719	188,815
MSCI, Inc.	9,989	1,472,678
Nasdaq, Inc.	13,153	1,072,890
Northern Trust Corp.	22,962	1,919,394
Piper Jaffray Cos.	1,763	116,076
PJT Partners, Inc. Class A	1,730	67,055
Pzena Investment Management, Inc. Class A	1,690	14,618
Raymond James Financial, Inc.	14,098	1,049,032
S&P Global, Inc.	27,273	4,634,774
Safeguard Scientifics, Inc. (a)	84	724
SEI Investments Co.	14,133	652,945
Silvercrest Asset Management Group, Inc. Class A	130	1,720
State Street Corp. (d)	40,988	2,585,113
Stifel Financial Corp.	7,079	293,212
T Rowe Price Group, Inc.	26,427	2,439,741
TD Ameritrade Holding Corp.	56,286	2,755,762
Virtu Financial, Inc. Class A (b)	5,189	133,669
Virtus Investment Partners, Inc.	150	11,914
Waddell & Reed Financial, Inc. Class A (b)	1,774	32,074
Westwood Holdings Group, Inc.	182	6,188
WisdomTree Investments, Inc.	11,995	79,767
		72,443,794

30

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.0%
Advanced Emissions Solutions, Inc. (b)	1,790	$ 18,884
AdvanSix, Inc. (a)	3,357	81,709
AgroFresh Solutions, Inc. (a)	5,300	20,087
Air Products & Chemicals, Inc.	24,209	3,874,650
Albemarle Corp. (b)	12,213	941,256
American Vanguard Corp.	159	2,415
Ashland Global Holdings, Inc.	6,936	492,179
Axalta Coating Systems, Ltd. (a)	27,996	655,666
Balchem Corp.	3,468	271,718
Cabot Corp.	6,823	292,980
Celanese Corp. Series A	15,196	1,367,184
CF Industries Holdings, Inc.	25,970	1,129,955
Chase Corp.	160	16,008
Chemours Co.	20,744	585,396
DowDuPont, Inc.	255,246	13,650,556
Eastman Chemical Co.	15,852	1,158,940
Ecolab, Inc.	31,068	4,577,870
Ferro Corp. (a)	8,674	136,008
Flotek Industries, Inc. (a) (b)	42	46
FMC Corp.	14,118	1,044,167
FutureFuel Corp.	3,334	52,877
GCP Applied Technologies, Inc. (a)	8,626	211,768
Hawkins, Inc.	1,588	65,029
HB Fuller Co.	5,307	226,450
Huntsman Corp.	21,125	407,501
Ingevity Corp. (a)	5,131	429,413
Innophos Holdings, Inc.	1,849	45,356
Innospec, Inc.	3,340	206,278
International Flavors & Fragrances, Inc.	8,599	1,154,588
Intrepid Potash, Inc. (a)	11,990	31,174
Koppers Holdings, Inc. (a)	1,849	31,507
Kraton Corp. (a)	3,444	75,217
Linde PLC	30,564	4,769,207
LSB Industries, Inc. (a)	1,840	10,157
Minerals Technologies, Inc.	3,526	181,025
Mosaic Co.	39,972	1,167,582
NewMarket Corp.	1,300	535,717
Olin Corp.	17,556	353,051
OMNOVA Solutions, Inc. (a)	5,082	37,251
Platform Specialty Products Corp. (a)	28,397	293,341
PolyOne Corp.	10,355	296,153
PPG Industries, Inc.	28,245	2,887,486
Quaker Chemical Corp.	1,691	300,508
Rayonier Advanced Materials, Inc. (b)	1,668	17,764
RPM International, Inc.	14,093	828,387
Scotts Miracle-Gro Co. (b)	5,057	310,803
Sensient Technologies Corp.	5,187	289,694
Sherwin-Williams Co.	9,391	3,694,983
Stepan Co.	1,853	137,122
Trecora Resources (a)	1,830	14,274
Tredegar Corp.	5,282	83,773
Security Description	Shares	Value
Trinseo SA	5,125	$ 234,622
Tronox, Ltd. Class A	5,302	41,250
Valvoline, Inc.	23,006	445,166
Westlake Chemical Corp.	3,596	237,947
WR Grace & Co.	8,420	546,542
		50,968,637
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	6,964	223,614
ACCO Brands Corp.	11,979	81,218
Advanced Disposal Services, Inc. (a)	6,810	163,031
Brink's Co.	6,425	415,376
Casella Waste Systems, Inc. Class A (a)	3,630	103,419
CECO Environmental Corp. (a)	21	142
Cintas Corp.	9,748	1,637,567
Civeo Corp. (a)	19,089	27,297
Clean Harbors, Inc. (a)	6,428	317,222
Copart, Inc. (a)	22,884	1,093,398
Covanta Holding Corp.	14,030	188,283
Deluxe Corp.	5,250	201,810
Ennis, Inc.	3,348	64,449
Essendant, Inc.	42	528
Healthcare Services Group, Inc. (b)	8,540	343,137
Heritage-Crystal Clean, Inc. (a)	1,700	39,117
Herman Miller, Inc.	6,890	208,422
HNI Corp.	6,398	226,681
Interface, Inc.	6,841	97,484
KAR Auction Services, Inc.	15,772	752,640
Kimball International, Inc. Class B	3,540	50,233
Knoll, Inc.	5,131	84,559
LSC Communications, Inc.	21	147
Matthews International Corp. Class A	3,452	140,220
McGrath RentCorp	3,340	171,943
Mobile Mini, Inc.	5,132	162,941
MSA Safety, Inc.	3,538	333,527
Multi-Color Corp.	1,668	58,530
PICO Holdings, Inc. (a)	184	1,682
Pitney Bowes, Inc.	1,612	9,527
Quad/Graphics, Inc.	3,441	42,393
Republic Services, Inc.	34,460	2,484,221
Rollins, Inc.	13,302	480,202
RR Donnelley & Sons Co.	84	333
SP Plus Corp. (a)	1,868	55,181
Steelcase, Inc. Class A	10,224	151,622
Stericycle, Inc. (a)	8,870	325,440
Team, Inc. (a) (b)	70	1,025
Tetra Tech, Inc.	6,849	354,573
UniFirst Corp.	1,631	233,347
US Ecology, Inc.	1,873	117,962
Viad Corp.	1,859	93,117
VSE Corp.	156	4,666

31

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	44,613	$ 3,970,111
		15,512,337
COMMUNICATIONS EQUIPMENT — 1.2%
Acacia Communications, Inc. (a)	1,800	68,400
ADTRAN, Inc.	5,351	57,470
Aerohive Networks, Inc. (a)	3,460	11,280
Applied Optoelectronics, Inc. (a) (b)	3,434	52,987
Arista Networks, Inc. (a)	5,276	1,111,653
ARRIS International PLC (a)	19,904	608,465
CalAmp Corp. (a)	3,562	46,342
Calix, Inc. (a)	5,045	49,189
Ciena Corp. (a)	18,324	621,367
Cisco Systems, Inc.	499,804	21,656,507
Clearfield, Inc. (a)	1,630	16,170
CommScope Holding Co., Inc. (a)	22,610	370,578
Comtech Telecommunications Corp.	50	1,217
DASAN Zhone Solutions, Inc. (a)	140	1,947
Digi International, Inc. (a)	3,361	33,913
EchoStar Corp. Class A (a)	5,273	193,625
EMCORE Corp. (a)	3,320	13,944
Extreme Networks, Inc. (a)	12,316	75,128
F5 Networks, Inc. (a)	7,094	1,149,441
Finisar Corp. (a)	14,724	318,038
Harmonic, Inc. (a)	126	595
Infinera Corp. (a)	126	503
Inseego Corp. (a) (b)	39,496	163,908
InterDigital, Inc.	3,602	239,281
Juniper Networks, Inc.	42,842	1,152,878
KVH Industries, Inc. (a)	1,703	17,524
Lumentum Holdings, Inc. (a)	6,918	290,625
Motorola Solutions, Inc.	18,255	2,100,055
NETGEAR, Inc. (a)	3,612	187,932
NetScout Systems, Inc. (a)	10,532	248,871
Plantronics, Inc.	3,654	120,947
Quantenna Communications, Inc. (a)	1,900	27,265
Resonant, Inc. (a) (b)	44,883	59,694
Ribbon Communications, Inc. (a)	170	819
TESSCO Technologies, Inc.	100	1,200
ViaSat, Inc. (a) (b)	5,362	316,090
Viavi Solutions, Inc. (a)	26,305	264,365
		31,650,213
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	18,455	489,057
Aegion Corp. (a)	3,612	58,948
Ameresco, Inc. Class A (a)	1,750	24,675
Arcosa, Inc. (a)	5,836	161,599
Argan, Inc.	1,698	64,252
Comfort Systems USA, Inc.	3,506	153,142
Dycom Industries, Inc. (a)	3,444	186,114
EMCOR Group, Inc.	6,958	415,323
Fluor Corp.	16,728	538,642
Granite Construction, Inc.	5,392	217,190
Security Description	Shares	Value
Great Lakes Dredge & Dock Corp. (a)	1,602	$ 10,605
HC2 Holdings, Inc. (a) (b)	4,663	12,310
IES Holdings, Inc. (a)	1,810	28,146
Jacobs Engineering Group, Inc.	13,684	799,967
KBR, Inc.	6,905	104,818
MasTec, Inc. (a) (b)	7,081	287,205
MYR Group, Inc. (a)	1,817	51,185
Northwest Pipe Co. (a)	1,570	36,565
NV5 Global, Inc. (a)	170	10,294
Orion Group Holdings, Inc. (a)	91	390
Primoris Services Corp.	3,316	63,435
Quanta Services, Inc.	14,124	425,132
Sterling Construction Co., Inc. (a)	3,300	35,937
Tutor Perini Corp. (a) (b)	3,983	63,609
Valmont Industries, Inc.	1,881	208,697
		4,447,237
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,249	320,346
Forterra, Inc. (a) (b)	1,740	6,542
Martin Marietta Materials, Inc. (b)	6,903	1,186,419
Summit Materials, Inc. Class A (a) (b)	14,929	185,120
United States Lime & Minerals, Inc.	40	2,840
US Concrete, Inc. (a) (b)	1,711	60,364
Vulcan Materials Co.	14,096	1,392,685
		3,154,316
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	49,320	1,117,591
American Express Co.	92,095	8,778,495
Capital One Financial Corp.	50,275	3,800,287
Credit Acceptance Corp. (a)	1,659	633,340
Discover Financial Services	36,110	2,129,768
Elevate Credit, Inc. (a)	1,570	7,034
Encore Capital Group, Inc. (a) (b)	3,302	77,597
Enova International, Inc. (a)	84	1,635
FirstCash, Inc.	5,183	374,990
Green Dot Corp. Class A (a)	5,021	399,270
LendingClub Corp. (a)	1,759	4,626
Navient Corp.	30,562	269,251
Nelnet, Inc. Class A	1,789	93,636
OneMain Holdings, Inc. (a)	8,178	198,644
PRA Group, Inc. (a)	5,264	128,284
Regional Management Corp. (a)	1,590	38,239
Santander Consumer USA Holdings, Inc.	3,568	62,761
SLM Corp. (a)	52,592	437,040
Synchrony Financial	85,792	2,012,680
World Acceptance Corp. (a)	1,558	159,321
		20,724,489
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	5,230	491,986
Avery Dennison Corp.	8,735	784,665

32

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ball Corp.	37,682	$ 1,732,618
Bemis Co., Inc.	10,451	479,701
Berry Global Group, Inc. (a)	12,009	570,788
Crown Holdings, Inc. (a)	14,149	588,174
Graphic Packaging Holding Co. (b)	33,515	356,600
Greif, Inc. Class A	1,487	55,183
International Paper Co.	45,856	1,850,748
Myers Industries, Inc.	3,359	50,754
Owens-Illinois, Inc. (a)	19,197	330,956
Packaging Corp. of America	10,328	861,975
Sealed Air Corp.	19,168	667,813
Silgan Holdings, Inc.	11,640	274,937
Sonoco Products Co.	10,435	554,412
UFP Technologies, Inc. (a)	130	3,905
WestRock Co.	28,904	1,091,415
		10,746,630
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,129	119,249
Genuine Parts Co.	15,952	1,531,711
LKQ Corp. (a)	33,653	798,586
Pool Corp.	4,639	689,587
Weyco Group, Inc.	150	4,376
		3,143,509
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	6,917	327,312
American Public Education, Inc. (a)	1,741	49,549
Bridgepoint Education, Inc. (a)	1,841	12,905
Bright Horizons Family Solutions, Inc. (a)	5,209	580,543
Career Education Corp. (a)	7,054	80,557
Carriage Services, Inc.	1,738	26,939
Chegg, Inc. (a)	10,888	309,437
Collectors Universe, Inc.	180	2,045
Graham Holdings Co. Class B	86	55,090
Grand Canyon Education, Inc. (a)	5,251	504,831
H&R Block, Inc.	23,597	598,656
Houghton Mifflin Harcourt Co. (a)	126	1,116
K12, Inc. (a)	99	2,454
Laureate Education, Inc. Class A (a)	3,490	53,188
Liberty Tax, Inc.	1,175	13,783
Regis Corp. (a)	5,102	86,479
Service Corp. International	21,444	863,335
ServiceMaster Global Holdings, Inc. (a)	15,751	578,692
Sotheby's (a) (b)	5,202	206,727
Strategic Education, Inc.	3,075	348,767
Weight Watchers International, Inc. (a)	6,752	260,290
		4,962,695
DIVERSIFIED FINANCIAL SERVICES — 0.6%
AXA Equitable Holdings, Inc.	6,816	113,350
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	68,179	$ 13,920,788
Cannae Holdings, Inc. (a)	3,539	60,588
Jefferies Financial Group, Inc.	35,053	608,520
Marlin Business Services Corp.	1,620	36,174
On Deck Capital, Inc. (a)	5,020	29,618
Voya Financial, Inc.	19,426	779,760
		15,548,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	748,457	21,360,963
ATN International, Inc.	1,628	116,451
CenturyLink, Inc.	113,439	1,718,601
Cincinnati Bell, Inc. (a)	6,224	48,423
Cogent Communications Holdings, Inc.	5,158	233,193
Consolidated Communications Holdings, Inc. (b)	126	1,245
Frontier Communications Corp. (b)	105	250
IDT Corp. Class B (a)	1,668	10,325
Iridium Communications, Inc. (a) (b)	8,492	156,677
Ooma, Inc. (a)	1,740	24,151
ORBCOMM, Inc. (a)	6,920	57,159
pdvWireless, Inc. (a)	180	6,730
Verizon Communications, Inc.	414,308	23,292,396
Vonage Holdings Corp. (a)	23,120	201,837
Windstream Holdings, Inc. (a) (b)	280	585
Zayo Group Holdings, Inc. (a)	20,876	476,808
		47,705,794
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	5,349	407,701
Alliant Energy Corp.	26,343	1,112,992
American Electric Power Co., Inc.	45,233	3,380,714
Duke Energy Corp.	67,338	5,811,269
Edison International	32,914	1,868,528
El Paso Electric Co.	3,642	182,573
Entergy Corp.	19,911	1,713,740
Evergy, Inc.	28,797	1,634,806
Eversource Energy	32,016	2,082,321
Exelon Corp.	97,688	4,405,729
FirstEnergy Corp.	49,193	1,847,197
Hawaiian Electric Industries, Inc.	13,742	503,232
IDACORP, Inc.	5,247	488,286
MGE Energy, Inc.	5,012	300,520
NextEra Energy, Inc.	44,795	7,786,267
OGE Energy Corp.	22,505	881,971
Otter Tail Corp.	4,758	236,187
PG&E Corp. (a)	52,191	1,239,536
Pinnacle West Capital Corp.	12,128	1,033,306
PNM Resources, Inc.	8,604	353,538
Portland General Electric Co.	10,266	470,696
PPL Corp.	65,846	1,865,417
Southern Co.	96,288	4,228,969
Spark Energy, Inc. Class A (b)	1,640	12,185

33

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	51,290	$ 2,527,058
		46,374,738
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	4,796	551,300
Allied Motion Technologies, Inc.	160	7,150
AMETEK, Inc.	25,449	1,722,897
Atkore International Group, Inc. (a)	3,480	69,043
AZZ, Inc.	3,370	136,013
Babcock & Wilcox Enterprises, Inc. (a)	3,795	1,482
Emerson Electric Co.	69,506	4,152,983
Encore Wire Corp.	1,859	93,285
Energous Corp. (a) (b)	1,860	10,769
EnerSys	5,091	395,113
Enphase Energy, Inc. (a) (b)	8,408	39,770
Generac Holdings, Inc. (a)	6,940	344,918
Hubbell, Inc.	5,213	517,859
LSI Industries, Inc.	3,290	10,429
Plug Power, Inc. (a) (b)	24,341	30,183
Powell Industries, Inc.	38	950
Preformed Line Products Co.	50	2,713
Regal Beloit Corp.	5,131	359,427
Rockwell Automation, Inc.	14,066	2,116,652
Sunrun, Inc. (a)	7,050	76,775
Thermon Group Holdings, Inc. (a)	3,349	67,918
TPI Composites, Inc. (a)	1,660	40,803
Vicor Corp. (a)	1,780	67,266
		10,815,698
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	1,660	8,250
Amphenol Corp. Class A	33,377	2,704,205
Anixter International, Inc. (a)	3,638	197,580
Arrow Electronics, Inc. (a)	10,468	721,769
Avnet, Inc.	13,963	504,064
AVX Corp.	5,182	79,025
Badger Meter, Inc.	3,495	171,989
Bel Fuse, Inc. Class B	40	737
Belden, Inc. (b)	5,077	212,066
Benchmark Electronics, Inc.	6,776	143,516
CDW Corp.	15,601	1,264,461
Cognex Corp.	17,413	673,361
Coherent, Inc. (a) (b)	3,046	321,993
Control4 Corp. (a)	3,280	57,728
Corning, Inc.	95,950	2,898,649
CTS Corp.	3,463	89,657
Daktronics, Inc.	3,602	26,655
Dolby Laboratories, Inc. Class A	6,800	420,512
Electro Scientific Industries, Inc. (a)	3,300	98,868
ePlus, Inc. (a)	1,706	121,416
FARO Technologies, Inc. (a)	1,761	71,567
Fitbit, Inc. Class A (a) (b)	1,733	8,613
FLIR Systems, Inc.	15,412	671,038
ID Systems, Inc. (a)	1,690	9,447
Security Description	Shares	Value
II-VI, Inc. (a)	5,347	$ 173,564
Insight Enterprises, Inc. (a)	3,377	137,613
IPG Photonics Corp. (a)	3,514	398,101
Iteris, Inc. (a) (b)	3,320	12,384
Itron, Inc. (a)	3,632	171,757
Jabil, Inc.	17,846	442,402
KEMET Corp.	3,550	62,267
Keysight Technologies, Inc. (a)	20,770	1,289,402
Kimball Electronics, Inc. (a)	3,310	51,272
Knowles Corp. (a)	20,808	276,954
Littelfuse, Inc.	1,910	327,527
Maxwell Technologies, Inc. (a) (b)	3,420	7,079
Mesa Laboratories, Inc. (b)	70	14,587
Methode Electronics, Inc.	3,506	81,655
MTS Systems Corp.	1,768	70,950
Napco Security Technologies, Inc. (a)	1,610	25,358
National Instruments Corp.	12,313	558,764
Novanta, Inc. (a)	3,463	218,169
OSI Systems, Inc. (a)	1,849	135,532
PAR Technology Corp. (a)	1,600	34,800
Park Electrochemical Corp.	164	2,963
PC Connection, Inc.	1,630	48,460
Plexus Corp. (a)	3,506	179,086
Rogers Corp. (a)	1,763	174,643
Sanmina Corp. (a)	8,647	208,047
ScanSource, Inc. (a)	3,338	114,760
SYNNEX Corp.	4,774	385,930
Tech Data Corp. (a)	3,570	292,062
Trimble, Inc. (a)	26,518	872,707
TTM Technologies, Inc. (a)	10,260	99,830
Vishay Intertechnology, Inc.	13,839	249,240
Vishay Precision Group, Inc. (a)	1,679	50,756
Zebra Technologies Corp. Class A (a)	5,320	847,104
		19,492,891
ENERGY EQUIPMENT & SERVICES — 0.5%
Apergy Corp. (a)	7,204	195,084
Archrock, Inc.	8,581	64,272
Baker Hughes a GE Co.	47,626	1,023,959
Basic Energy Services, Inc. (a)	3,430	13,171
Bristow Group, Inc. (a) (b)	92	224
C&J Energy Services, Inc. (a)	8,577	115,789
CARBO Ceramics, Inc. (a) (b)	21	73
Diamond Offshore Drilling, Inc. (a) (b)	14,959	141,213
Dril-Quip, Inc. (a)	63	1,892
Era Group, Inc. (a)	124	1,084
Exterran Corp. (a)	3,587	63,490
Forum Energy Technologies, Inc. (a)	11,904	49,163
Geospace Technologies Corp. (a)	33	340
Gulf Island Fabrication, Inc.	1,680	12,130
Halliburton Co.	94,635	2,515,398
Helix Energy Solutions Group, Inc. (a)	1,609	8,705

34

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	11,884	$ 569,719
Hornbeck Offshore Services, Inc. (a) (b)	3,500	5,040
Independence Contract Drilling, Inc. (a)	3,580	11,170
ION Geophysical Corp. (a)	1,590	8,236
Key Energy Services, Inc. (a)	1,670	3,457
Mammoth Energy Services, Inc.	3,490	62,750
Matrix Service Co. (a)	3,391	60,834
McDermott International, Inc. (a) (b)	18,214	119,119
National Oilwell Varco, Inc.	42,875	1,101,887
Natural Gas Services Group, Inc. (a)	1,638	26,929
Newpark Resources, Inc. (a)	10,326	70,940
Oceaneering International, Inc. (a)	10,404	125,888
Oil States International, Inc. (a)	6,315	90,178
Patterson-UTI Energy, Inc.	25,969	268,779
PHI, Inc. NVDR (a) (b)	21	39
Pioneer Energy Services Corp. (a)	11,507	14,154
ProPetro Holding Corp. (a) (b)	5,150	63,448
RigNet, Inc. (a)	19	240
Rowan Cos. PLC Class A (a) (b)	15,319	128,526
RPC, Inc. (b)	6,979	68,883
Schlumberger, Ltd.	144,749	5,222,544
SEACOR Holdings, Inc. (a)	1,849	68,413
Smart Sand, Inc. (a) (b)	1,850	4,107
Superior Energy Services, Inc. (a)	19,242	64,461
TETRA Technologies, Inc. (a)	1,673	2,811
Tidewater, Inc. (a) (b)	3,360	64,277
Unit Corp. (a)	6,897	98,489
US Silica Holdings, Inc. (b)	10,354	105,404
		12,636,709
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	82,198	3,827,961
AMC Entertainment Holdings, Inc. Class A (b)	21	258
Cinemark Holdings, Inc.	12,044	431,175
Electronic Arts, Inc. (a)	34,016	2,684,203
Global Eagle Entertainment, Inc. (a) (b)	147	328
Glu Mobile, Inc. (a)	3,650	29,455
Liberty Media Corp.-Liberty Braves Class A (a)	82	2,045
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,308	98,314
Lions Gate Entertainment Corp. Class A	8,603	138,508
Live Nation Entertainment, Inc. (a)	15,768	776,574
Madison Square Garden Co. Class A (a)	1,803	482,663
Marcus Corp.	1,821	71,929
Netflix, Inc. (a)	48,454	12,969,198
Pandora Media, Inc. (a)	18,602	150,490
Rosetta Stone, Inc. (a)	1,880	30,832
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	11,991	$ 1,234,354
Twenty-First Century Fox, Inc. Class B	52,556	2,511,126
Viacom, Inc. Class B	1,780	45,746
Walt Disney Co.	157,782	17,300,796
World Wrestling Entertainment, Inc. Class A (b)	3,529	263,687
Zynga, Inc. Class A (a)	87,902	345,455
		43,395,097
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Acadia Realty Trust REIT	8,794	208,945
Agree Realty Corp. REIT	3,394	200,653
Alexander & Baldwin, Inc.	6,255	114,967
Alexandria Real Estate Equities, Inc. REIT	10,337	1,191,236
American Assets Trust, Inc. REIT	6,893	276,892
American Campus Communities, Inc. REIT	15,862	656,528
American Homes 4 Rent Class A REIT	26,525	526,521
American Tower Corp. REIT	45,914	7,263,136
Americold Realty Trust REIT	8,215	209,811
Apartment Investment & Management Co. Class A REIT	17,529	769,173
Apple Hospitality REIT, Inc.	24,244	345,719
Armada Hoffler Properties, Inc. REIT	5,134	72,184
Ashford Hospitality Trust, Inc. REIT	10,250	41,000
AvalonBay Communities, Inc. REIT	14,640	2,548,092
Bluerock Residential Growth REIT, Inc. (b)	1,900	17,138
Boston Properties, Inc. REIT	17,503	1,969,963
Braemar Hotels & Resorts, Inc. REIT	84	750
Brandywine Realty Trust REIT	19,319	248,636
Brixmor Property Group, Inc. REIT	33,223	488,046
Camden Property Trust REIT	10,379	913,871
CareTrust REIT, Inc.	10,324	190,581
CatchMark Timber Trust, Inc. Class A REIT	3,610	25,631
CBL & Associates Properties, Inc. REIT (b)	189	363
Cedar Realty Trust, Inc. REIT	25,092	78,789
Chatham Lodging Trust REIT	9,911	175,226
Chesapeake Lodging Trust REIT	8,683	211,431
City Office REIT, Inc.	3,410	34,952
Clipper Realty, Inc. REIT	1,700	22,219
Colony Capital, Inc. REIT (b)	38,413	179,773
Columbia Property Trust, Inc. REIT	14,007	271,035
Community Healthcare Trust, Inc. REIT	1,750	50,452

35

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CoreCivic, Inc. REIT	14,055	$ 250,601
CoreSite Realty Corp. REIT	3,551	309,754
Corporate Office Properties Trust REIT	12,038	253,159
Cousins Properties, Inc. REIT	49,022	387,274
Crown Castle International Corp. REIT	44,222	4,803,836
CubeSmart REIT	23,116	663,198
CyrusOne, Inc. REIT	10,256	542,337
DiamondRock Hospitality Co. REIT	22,688	206,007
Digital Realty Trust, Inc. REIT	21,956	2,339,412
Douglas Emmett, Inc. REIT	17,421	594,579
Duke Realty Corp. REIT	40,627	1,052,239
Easterly Government Properties, Inc. REIT	4,645	72,834
EastGroup Properties, Inc. REIT	3,528	323,623
Empire State Realty Trust, Inc. Class A REIT	14,151	201,369
EPR Properties REIT	8,561	548,161
Equinix, Inc. REIT	8,644	3,047,529
Equity Commonwealth REIT	4,373	131,234
Equity LifeStyle Properties, Inc. REIT	8,704	845,419
Equity Residential REIT	37,266	2,459,929
Essex Property Trust, Inc. REIT	7,001	1,716,715
Extra Space Storage, Inc. REIT	14,008	1,267,444
Farmland Partners, Inc. REIT (b)	3,460	15,708
Federal Realty Investment Trust REIT	8,595	1,014,554
First Industrial Realty Trust, Inc. REIT	13,680	394,805
Four Corners Property Trust, Inc. REIT	10,106	264,777
Franklin Street Properties Corp. REIT	20,983	130,724
Front Yard Residential Corp. REIT	63	550
Gaming and Leisure Properties, Inc. REIT	23,197	749,495
GEO Group, Inc. REIT	14,119	278,144
Getty Realty Corp. REIT	5,199	152,903
Gladstone Commercial Corp. REIT	3,399	60,910
Gladstone Land Corp. REIT (b)	1,600	18,368
Global Medical REIT, Inc.	1,820	16,180
Global Net Lease, Inc. REIT (b)	8,552	150,686
Government Properties Income Trust REIT	8,810	60,525
HCP, Inc. REIT	45,059	1,258,498
Healthcare Realty Trust, Inc. REIT	13,857	394,093
Healthcare Trust of America, Inc. Class A REIT	23,006	582,282
Hersha Hospitality Trust REIT	5,870	102,960
Highwoods Properties, Inc. REIT	12,035	465,634
Hospitality Properties Trust REIT	10,649	254,298
Host Hotels & Resorts, Inc. REIT	80,496	1,341,868
Hudson Pacific Properties, Inc. REIT	17,442	506,865
Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	8,670	$ 79,591
Industrial Logistics Properties Trust REIT	4,426	87,067
InfraREIT, Inc. (a)	3,627	76,240
Investors Real Estate Trust REIT	3,005	147,446
Invitation Homes, Inc. REIT	33,452	671,716
Iron Mountain, Inc. REIT	28,200	913,962
iStar, Inc. REIT (b)	8,705	79,825
JBG SMITH Properties REIT	4,587	159,673
Jernigan Capital, Inc. REIT	1,660	32,901
Kilroy Realty Corp. REIT	10,498	660,114
Kimco Realty Corp. REIT	45,569	667,586
Lamar Advertising Co. Class A REIT	8,800	608,784
Lexington Realty Trust REIT	6,980	57,306
Liberty Property Trust REIT	15,788	661,201
Life Storage, Inc. REIT	5,230	486,338
LTC Properties, Inc. REIT	5,036	209,900
Macerich Co. REIT	15,777	682,829
Mack-Cali Realty Corp. REIT	10,344	202,639
MedEquities Realty Trust, Inc. REIT	3,440	23,530
Medical Properties Trust, Inc. REIT	38,100	612,648
MGM Growth Properties LLC Class A	7,080	186,983
Mid-America Apartment Communities, Inc. REIT	13,049	1,248,789
Monmouth Real Estate Investment Corp. REIT	10,456	129,654
National Health Investors, Inc. REIT	5,038	380,571
National Retail Properties, Inc. REIT	17,416	844,850
National Storage Affiliates Trust REIT	6,422	169,926
New Senior Investment Group, Inc. REIT	84	346
NexPoint Residential Trust, Inc. REIT	1,790	62,739
NorthStar Realty Europe Corp. REIT	5,282	76,800
Omega Healthcare Investors, Inc. REIT	22,511	791,262
One Liberty Properties, Inc. REIT	5,498	133,162
Outfront Media, Inc. REIT	17,243	312,443
Paramount Group, Inc. REIT	23,171	291,028
Park Hotels & Resorts, Inc. REIT	21,128	548,905
Pebblebrook Hotel Trust REIT	14,761	417,884
Pennsylvania Real Estate Investment Trust (b)	7,746	46,011
Physicians Realty Trust REIT	20,846	334,161
Piedmont Office Realty Trust, Inc. Class A REIT	17,413	296,718
PotlatchDeltic Corp. REIT	7,273	230,118
Preferred Apartment Communities, Inc. Class A REIT	3,390	47,663

36

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	69,375	$ 4,073,700
PS Business Parks, Inc. REIT	1,830	239,730
Public Storage REIT	14,592	2,953,567
QTS Realty Trust, Inc. Class A REIT	5,148	190,733
Rayonier, Inc. REIT	13,788	381,790
Realty Income Corp. REIT	30,050	1,894,352
Regency Centers Corp. REIT	17,290	1,014,577
Retail Opportunity Investments Corp. REIT	12,202	193,768
Retail Properties of America, Inc. Class A REIT	25,317	274,689
Retail Value, Inc. REIT	1,547	39,588
Rexford Industrial Realty, Inc. REIT	7,096	209,119
RLJ Lodging Trust REIT	19,440	318,816
RPT Realty REIT (b)	10,550	126,072
Ryman Hospitality Properties, Inc. REIT	5,226	348,522
Sabra Health Care REIT, Inc. (b)	20,893	344,317
Saul Centers, Inc. REIT	1,828	86,318
SBA Communications Corp. REIT (a)	13,203	2,137,434
Select Income REIT	8,762	64,488
Senior Housing Properties Trust REIT	28,299	331,664
Seritage Growth Properties Class A REIT (b)	3,391	109,631
Simon Property Group, Inc. REIT	30,635	5,146,374
SITE Centers Corp. REIT	16,450	182,101
SL Green Realty Corp. REIT	10,339	817,608
Spirit Realty Capital, Inc. REIT	9,926	349,891
STAG Industrial, Inc. REIT	10,390	258,503
STORE Capital Corp. REIT	21,508	608,891
Summit Hotel Properties, Inc. REIT	15,597	151,759
Sun Communities, Inc. REIT	8,566	871,248
Sunstone Hotel Investors, Inc. REIT	25,654	333,759
Tanger Factory Outlet Centers, Inc. REIT	10,317	208,610
Taubman Centers, Inc. REIT	7,089	322,479
Terreno Realty Corp. REIT	6,851	240,950
Tier REIT, Inc.	5,170	106,657
UDR, Inc. REIT	30,076	1,191,611
UMH Properties, Inc. REIT	3,430	40,611
Uniti Group, Inc. REIT (a)	17,560	273,409
Universal Health Realty Income Trust REIT	3,295	202,214
Urban Edge Properties REIT	12,155	202,016
Urstadt Biddle Properties, Inc. Class A REIT	6,736	129,466
Ventas, Inc. REIT	36,646	2,147,089
VEREIT, Inc.	110,749	791,855
VICI Properties, Inc. REIT	25,235	473,913
Vornado Realty Trust REIT	18,860	1,169,886
Security Description	Shares	Value
Washington Prime Group, Inc. REIT (b)	210	$ 1,021
Washington Real Estate Investment Trust	8,670	199,410
Weingarten Realty Investors REIT	13,844	343,470
Welltower, Inc. REIT	40,982	2,844,561
Weyerhaeuser Co. REIT	83,121	1,817,025
Whitestone REIT	10,399	127,492
WP Carey, Inc. REIT (b)	6,653	434,707
Xenia Hotels & Resorts, Inc. REIT	11,971	205,901
		100,733,864
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	42	1,255
Casey's General Stores, Inc.	3,602	461,560
Chefs' Warehouse, Inc. (a)	1,838	58,779
Costco Wholesale Corp.	47,692	9,715,337
Ingles Markets, Inc. Class A	6,386	173,827
Kroger Co.	86,901	2,389,778
Natural Grocers by Vitamin Cottage, Inc. (a)	22	337
Performance Food Group Co. (a)	10,208	329,412
PriceSmart, Inc.	1,873	110,694
Rite Aid Corp. (a)	5,235	3,708
Smart & Final Stores, Inc. (a)	10,210	48,395
SpartanNash Co.	42	722
Sprouts Farmers Market, Inc. (a)	15,726	369,718
Sysco Corp.	56,200	3,521,492
United Natural Foods, Inc. (a)	5,347	56,625
US Foods Holding Corp. (a)	23,446	741,832
Village Super Market, Inc. Class A	52	1,391
Weis Markets, Inc.	1,678	80,175
Walmart, Inc.	144,699	13,478,712
Walgreens Boots Alliance, Inc.	88,775	6,065,996
		37,609,745
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	57,216	2,344,139
B&G Foods, Inc. (b)	8,810	254,697
Bunge, Ltd.	15,747	841,520
Calavo Growers, Inc. (b)	1,808	131,912
Cal-Maine Foods, Inc.	3,398	143,735
Campbell Soup Co. (b)	19,721	650,596
Conagra Brands, Inc.	44,508	950,691
Darling Ingredients, Inc. (a)	17,557	337,797
Dean Foods Co. (b)	105	400
Farmer Brothers Co. (a)	1,600	37,328
Flowers Foods, Inc.	20,881	385,672
Fresh Del Monte Produce, Inc.	3,450	97,531
Freshpet, Inc. (a)	1,870	60,139
General Mills, Inc.	60,829	2,368,681
Hain Celestial Group, Inc. (a)	12,321	195,411
Hershey Co.	15,171	1,626,028
Hormel Foods Corp. (b)	28,124	1,200,332
Hostess Brands, Inc. (a)	12,063	131,969
Ingredion, Inc.	7,104	649,306
J&J Snack Foods Corp.	2,010	290,626

37

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
J.M. Smucker Co.	12,324	$ 1,152,171
John B Sanfilippo & Son, Inc.	180	10,019
Kellogg Co.	36,576	2,085,198
Kraft Heinz Co.	93,474	4,023,121
Lamb Weston Holdings, Inc.	15,459	1,137,164
Lancaster Colony Corp.	1,597	282,445
Landec Corp. (a)	3,331	39,439
Limoneira Co.	1,629	31,847
McCormick & Co., Inc.	1,294	180,177
Mondelez International, Inc. Class A	147,139	5,889,974
Post Holdings, Inc. (a)	7,077	630,773
Sanderson Farms, Inc. (b)	1,881	186,764
Seneca Foods Corp. Class A (a)	162	4,572
Tootsie Roll Industries, Inc. (b)	1,684	56,246
TreeHouse Foods, Inc. (a)	6,215	315,163
Tyson Foods, Inc. Class A	28,956	1,546,250
		30,269,833
GAS UTILITIES — 0.2%
Atmos Energy Corp.	11,994	1,112,084
Chesapeake Utilities Corp.	1,737	141,218
National Fuel Gas Co.	8,696	445,061
New Jersey Resources Corp.	8,815	402,581
Northwest Natural Holding Co.	3,406	205,927
ONE Gas, Inc.	5,299	421,800
RGC Resources, Inc.	130	3,895
South Jersey Industries, Inc. (b)	8,761	243,556
Southwest Gas Holdings, Inc.	5,181	396,346
Spire, Inc.	5,150	381,512
UGI Corp.	19,320	1,030,722
		4,784,702
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	189,052	13,674,131
ABIOMED, Inc. (a)	4,940	1,605,698
Accuray, Inc. (a)	8,515	29,036
Align Technology, Inc. (a)	9,329	1,953,772
AngioDynamics, Inc. (a)	3,561	71,683
Anika Therapeutics, Inc. (a)	1,728	58,078
Antares Pharma, Inc. (a) (b)	26,295	71,522
AtriCure, Inc. (a)	3,504	107,222
Atrion Corp.	40	29,643
Avanos Medical, Inc. (a)	5,235	234,476
AxoGen, Inc. (a)	3,290	67,215
Baxter International, Inc.	59,643	3,925,702
Becton Dickinson and Co.	29,030	6,541,040
BioLife Solutions, Inc. (a) (b)	11,003	132,366
Boston Scientific Corp. (a)	151,038	5,337,683
Cantel Medical Corp.	4,607	342,991
Cardiovascular Systems, Inc. (a)	3,544	100,969
Cerus Corp. (a)	11,965	60,663
CONMED Corp.	3,398	218,152
Cooper Cos., Inc.	5,275	1,342,487
Corindus Vascular Robotics, Inc. (a) (b)	14,089	11,835
Security Description	Shares	Value
CryoLife, Inc. (a)	3,470	$ 98,479
CryoPort, Inc. (a)	3,460	38,164
Cutera, Inc. (a)	1,680	28,594
CytoSorbents Corp. (a)	3,300	26,664
Danaher Corp.	68,514	7,065,164
DENTSPLY SIRONA, Inc.	25,571	951,497
DexCom, Inc. (a)	10,384	1,244,003
Edwards Lifesciences Corp. (a)	26,417	4,046,292
Endologix, Inc. (a)	1,658	1,187
FONAR Corp. (a)	130	2,631
GenMark Diagnostics, Inc. (a)	6,911	33,587
Glaukos Corp. (a) (b)	4,242	238,273
Globus Medical, Inc. Class A (a)	7,044	304,864
Haemonetics Corp. (a)	5,287	528,964
Heska Corp. (a)	140	12,054
Hill-Rom Holdings, Inc.	7,103	628,971
Hologic, Inc. (a)	31,748	1,304,843
ICU Medical, Inc. (a)	1,731	397,490
IDEXX Laboratories, Inc. (a)	10,113	1,881,220
Inogen, Inc. (a)	1,877	233,067
Insulet Corp. (a) (b)	6,736	534,300
Integer Holdings Corp. (a)	3,400	259,284
Integra LifeSciences Holdings Corp. (a)	7,059	318,361
IntriCon Corp. (a)	3,258	85,946
Intuitive Surgical, Inc. (a)	12,940	6,197,225
Invacare Corp. (b)	3,533	15,192
iRadimed Corp. (a) (b)	80	1,957
iRhythm Technologies, Inc. (a)	1,750	121,590
Lantheus Holdings, Inc. (a)	3,470	54,305
LeMaitre Vascular, Inc.	1,690	39,952
Masimo Corp. (a)	5,226	561,116
Meridian Bioscience, Inc.	169	2,934
Merit Medical Systems, Inc. (a)	5,327	297,300
Natus Medical, Inc. (a)	3,448	117,335
Neogen Corp. (a)	5,490	312,930
Nevro Corp. (a)	3,427	133,276
NuVasive, Inc. (a)	5,254	260,388
Nuvectra Corp. (a)	8,576	140,132
NxStage Medical, Inc. (a)	7,011	200,655
OraSure Technologies, Inc. (a)	3,530	41,230
Penumbra, Inc. (a) (b)	3,391	414,380
Quidel Corp. (a)	3,399	165,939
ResMed, Inc.	15,711	1,789,012
Rockwell Medical, Inc. (a) (b)	63	142
RTI Surgical, Inc. (a)	6,746	24,960
SeaSpine Holdings Corp. (a)	1,580	28,819
Senseonics Holdings, Inc. (a) (b)	5,320	13,779
Sientra, Inc. (a)	1,710	21,734
STAAR Surgical Co. (a)	3,642	116,216
Stryker Corp.	38,561	6,044,437
Surmodics, Inc. (a)	1,668	78,830
Tactile Systems Technology, Inc. (a)	1,610	73,335
Tandem Diabetes Care, Inc. (a)	7,645	290,281
Teleflex, Inc.	5,042	1,303,256

38

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TransEnterix, Inc. (a) (b)	60,876	$ 137,580
Utah Medical Products, Inc.	299	24,841
Varex Imaging Corp. (a)	3,615	85,603
Varian Medical Systems, Inc. (a)	10,464	1,185,676
ViewRay, Inc. (a) (b)	3,420	20,759
West Pharmaceutical Services, Inc.	8,484	831,686
Zimmer Biomet Holdings, Inc.	22,521	2,335,878
		79,664,923
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AAC Holdings, Inc. (a)	1,681	2,352
Acadia Healthcare Co., Inc. (a) (b)	9,903	254,606
Addus HomeCare Corp. (a)	1,630	110,644
Amedisys, Inc. (a)	3,628	424,875
American Renal Associates Holdings, Inc. (a)	3,510	40,435
AmerisourceBergen Corp.	16,807	1,250,441
AMN Healthcare Services, Inc. (a)	5,311	300,921
Anthem, Inc.	27,266	7,160,870
BioScrip, Inc. (a)	42	150
BioTelemetry, Inc. (a)	3,540	211,409
Brookdale Senior Living, Inc. (a)	189	1,266
Capital Senior Living Corp. (a)	3,389	23,045
Cardinal Health, Inc.	34,294	1,529,512
Centene Corp. (a)	20,962	2,416,919
Chemed Corp.	1,753	496,590
Cigna Corp.	38,842	7,376,959
Civitas Solutions, Inc. (a)	1,720	30,117
Community Health Systems, Inc. (a) (b)	126	355
CorVel Corp. (a)	3,089	190,653
Cross Country Healthcare, Inc. (a)	3,540	25,948
CVS Health Corp.	134,217	8,793,898
DaVita, Inc. (a)	16,867	867,976
Diplomat Pharmacy, Inc. (a) (b)	94	1,265
Encompass Health Corp.	10,671	658,401
Ensign Group, Inc.	5,188	201,243
HCA Healthcare, Inc.	29,256	3,640,909
HealthEquity, Inc. (a)	6,891	411,048
Henry Schein, Inc. (a)	15,391	1,208,501
Humana, Inc.	14,715	4,215,553
Laboratory Corp. of America Holdings (a)	11,586	1,464,007
LHC Group, Inc. (a)	1,837	172,458
Magellan Health, Inc. (a)	3,348	190,468
McKesson Corp.	21,964	2,426,363
MEDNAX, Inc. (a)	10,499	346,467
Molina Healthcare, Inc. (a)	5,200	604,344
National HealthCare Corp.	1,558	122,225
Owens & Minor, Inc. (b)	84	532
Patterson Cos., Inc. (b)	14,206	279,290
Premier, Inc. Class A (a)	42	1,569
Providence Service Corp. (a)	1,582	94,952
Psychemedics Corp.	120	1,904
Quest Diagnostics, Inc.	14,918	1,242,222
Quorum Health Corp. (a)	3,320	9,595
Security Description	Shares	Value
R1 RCM, Inc. (a)	8,720	$ 69,324
RadNet, Inc. (a)	3,620	36,815
Select Medical Holdings Corp. (a)	14,078	216,097
Surgery Partners, Inc. (a) (b)	5,220	51,104
Tenet Healthcare Corp. (a)	13,687	234,595
Tivity Health, Inc. (a)	5,013	124,373
Triple-S Management Corp. Class B (a)	1,911	33,232
UnitedHealth Group, Inc.	99,190	24,710,213
Universal Health Services, Inc. Class B	194	22,613
US Physical Therapy, Inc.	1,608	164,579
WellCare Health Plans, Inc. (a)	5,121	1,209,017
		75,675,219
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	20,868	201,167
athenahealth, Inc. (a)	4,647	613,079
Castlight Health, Inc. Class B (a)	7,060	15,320
Cerner Corp. (a)	31,284	1,640,533
Computer Programs & Systems, Inc.	28	703
Evolent Health, Inc. Class A (a)	84	1,676
HealthStream, Inc.	3,344	80,758
HMS Holdings Corp. (a)	9,505	267,376
HTG Molecular Diagnostics, Inc. (a) (b)	36,738	93,314
Inovalon Holdings, Inc. Class A (a) (b)	10,530	149,315
Medidata Solutions, Inc. (a)	6,823	460,007
NextGen Healthcare, Inc. (a)	5,285	80,068
Omnicell, Inc. (a)	3,536	216,545
Simulations Plus, Inc.	1,610	32,039
Tabula Rasa HealthCare, Inc. (a)	1,570	100,103
Teladoc Health, Inc. (a) (b)	9,043	448,261
Veeva Systems, Inc. Class A (a)	15,240	1,361,237
Vocera Communications, Inc. (a)	3,374	132,767
		5,894,268
HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	23,788	689,138
BBX Capital Corp.	5,310	30,426
Biglari Holdings, Inc. Class B (a)	49	5,565
BJ's Restaurants, Inc.	90	4,551
Bloomin' Brands, Inc.	147	2,630
Bojangles', Inc. (a)	1,800	28,944
Boyd Gaming Corp.	8,665	180,059
Brinker International, Inc. (b)	5,372	236,261
Caesars Entertainment Corp. (a) (b)	57,571	390,907
Carrols Restaurant Group, Inc. (a)	3,480	34,243
Century Casinos, Inc. (a)	1,870	13,819
Cheesecake Factory, Inc.	5,248	228,341
Chipotle Mexican Grill, Inc. (a)	3,184	1,374,819
Choice Hotels International, Inc.	3,538	253,250
Churchill Downs, Inc.	1,557	379,815

39

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chuy's Holdings, Inc. (a)	81	$ 1,437
Cracker Barrel Old Country Store, Inc. (b)	1,911	305,492
Darden Restaurants, Inc.	13,770	1,375,072
Dave & Buster's Entertainment, Inc.	4,533	201,991
Del Frisco's Restaurant Group, Inc. (a)	1,879	13,435
Del Taco Restaurants, Inc. (a)	3,630	36,264
Denny's Corp. (a)	10,225	165,747
Dine Brands Global, Inc. (b)	83	5,589
Domino's Pizza, Inc.	4,865	1,206,471
Drive Shack, Inc. (a)	6,770	26,538
Dunkin' Brands Group, Inc.	9,098	583,364
El Pollo Loco Holdings, Inc. (a)	1,900	28,823
Eldorado Resorts, Inc. (a) (b)	5,340	193,361
Fiesta Restaurant Group, Inc. (a)	21	326
Habit Restaurants, Inc. Class A (a)	1,860	19,530
Hilton Grand Vacations, Inc. (a)	10,288	271,500
Hilton Worldwide Holdings, Inc.	28,925	2,076,815
Hyatt Hotels Corp. Class A	5,079	343,340
Inspired Entertainment, Inc. (a) (b)	1,630	7,824
International Speedway Corp. Class A	1,429	62,676
J Alexander's Holdings, Inc. (a)	1,680	13,826
Jack in the Box, Inc.	3,587	278,459
Las Vegas Sands Corp.	40,165	2,090,588
Lindblad Expeditions Holdings, Inc. (a)	1,890	25,439
Marriott International, Inc. Class A	33,272	3,612,008
Marriott Vacations Worldwide Corp.	3,436	242,272
McDonald's Corp.	79,803	14,170,619
MGM Resorts International	57,372	1,391,845
Monarch Casino & Resort, Inc. (a)	1,590	60,643
Nathan's Famous, Inc.	60	3,987
Noodles & Co. (a)	3,360	23,486
Norwegian Cruise Line Holdings, Ltd. (a)	19,197	813,761
Papa John's International, Inc. (b)	3,408	135,672
Penn National Gaming, Inc. (a)	10,960	206,377
Planet Fitness, Inc. Class A (a)	10,294	551,964
Playa Hotels & Resorts NV (a)	8,640	62,122
Potbelly Corp. (a)	3,290	26,485
RCI Hospitality Holdings, Inc.	180	4,019
Red Lion Hotels Corp. (a)	1,730	14,186
Red Robin Gourmet Burgers, Inc. (a)	46	1,229
Red Rock Resorts, Inc. Class A	7,050	143,186
Royal Caribbean Cruises, Ltd.	19,096	1,867,398
Ruth's Hospitality Group, Inc.	3,482	79,146
Scientific Games Corp. Class A (a) (b)	6,733	120,386
SeaWorld Entertainment, Inc. (a)	84	1,856
Shake Shack, Inc. Class A (a)	1,830	83,119
Six Flags Entertainment Corp. (b)	8,629	480,031
Speedway Motorsports, Inc.	1,639	26,667
Security Description	Shares	Value
Starbucks Corp.	139,048	$ 8,954,691
Texas Roadhouse, Inc.	6,971	416,169
Town Sports International Holdings, Inc. (a)	3,300	21,120
Vail Resorts, Inc.	4,734	998,022
Wendy's Co.	26,526	414,071
Wingstop, Inc.	3,380	216,962
Wyndham Destinations, Inc.	10,814	387,574
Wyndham Hotels & Resorts, Inc.	10,814	490,631
Wynn Resorts, Ltd.	8,804	870,804
Yum China Holdings, Inc.	40,191	1,347,604
Yum! Brands, Inc.	33,816	3,108,367
		54,535,154
HOUSEHOLD DURABLES — 0.4%
Bassett Furniture Industries, Inc.	1,580	31,663
Beazer Homes USA, Inc. (a)	3,431	32,526
Cavco Industries, Inc. (a)	1,249	162,845
Century Communities, Inc. (a)	1,780	30,723
CSS Industries, Inc.	162	1,453
D.R. Horton, Inc.	37,172	1,288,382
Ethan Allen Interiors, Inc.	3,370	59,278
Flexsteel Industries, Inc.	180	3,974
GoPro, Inc. Class A (a) (b)	105	445
Helen of Troy, Ltd. (a)	3,444	451,784
Hooker Furniture Corp.	1,620	42,671
Hovnanian Enterprises, Inc. Class A (a)	1,753	1,199
Installed Building Products, Inc. (a)	1,902	64,078
iRobot Corp. (a)	3,498	292,923
KB Home	7,071	135,056
La-Z-Boy, Inc.	5,264	145,865
Leggett & Platt, Inc.	14,126	506,276
Lennar Corp. Class A	28,040	1,097,766
Lennar Corp. Class B	360	11,279
LGI Homes, Inc. (a) (b)	1,690	76,422
Libbey, Inc.	21	81
Lifetime Brands, Inc.	1,630	16,349
M/I Homes, Inc. (a)	1,901	39,959
MDC Holdings, Inc.	5,022	141,168
Meritage Homes Corp. (a)	3,555	130,540
Mohawk Industries, Inc. (a)	6,831	798,954
New Home Co., Inc. (a) (b)	1,650	8,629
Newell Brands, Inc. (b)	54,389	1,011,091
NVR, Inc. (a)	249	606,810
PulteGroup, Inc.	29,290	761,247
Roku, Inc. (a) (b)	4,387	134,418
Skyline Champion Corp.	160	2,350
Taylor Morrison Home Corp. Class A (a)	7,144	113,590
Tempur Sealy International, Inc. (a)	5,361	221,945
Toll Brothers, Inc.	15,777	519,537
TopBuild Corp. (a)	3,566	160,470
TRI Pointe Group, Inc. (a) (b)	13,807	150,911
Tupperware Brands Corp.	5,294	167,132
Universal Electronics, Inc. (a)	31	784
Vuzix Corp. (a) (b)	1,770	8,514

40

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Whirlpool Corp.	8,094	$ 865,006
William Lyon Homes Class A (a)	3,338	35,683
ZAGG, Inc. (a)	3,350	32,763
		10,364,539
HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. (a) (b)	1,610	55,464
Church & Dwight Co., Inc.	27,529	1,810,307
Clorox Co.	13,549	2,088,443
Colgate-Palmolive Co.	87,358	5,199,548
Energizer Holdings, Inc.	7,097	320,430
Kimberly-Clark Corp.	36,411	4,148,669
Oil-Dri Corp. of America	120	3,180
Procter & Gamble Co.	254,848	23,425,628
Spectrum Brands Holdings, Inc.	9,500	401,375
WD-40 Co. (b)	1,691	309,893
		37,762,937
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	65,433	946,161
Clearway Energy, Inc. Class A	7,091	119,980
Clearway Energy, Inc. Class C	6,618	114,161
NRG Energy, Inc.	31,397	1,243,321
Ormat Technologies, Inc.	3,536	184,933
Pattern Energy Group, Inc. Class A	42	782
TerraForm Power, Inc. Class A	190	2,132
Vistra Energy Corp. (a)	38,960	891,794
		3,503,264
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	60,589	11,544,628
Carlisle Cos., Inc.	6,859	689,467
General Electric Co.	757,428	5,733,730
Honeywell International, Inc.	81,703	10,794,600
Raven Industries, Inc.	3,542	128,185
Roper Technologies, Inc.	11,261	3,001,282
		31,891,892
INSURANCE — 2.0%
Aflac, Inc.	71,130	3,240,683
Alleghany Corp.	1,663	1,036,581
Allstate Corp.	32,825	2,712,330
Ambac Financial Group, Inc. (a)	9,129	157,384
American Equity Investment Life Holding Co.	8,729	243,888
American Financial Group, Inc.	7,104	643,125
American International Group, Inc.	87,767	3,458,897
American National Insurance Co.	690	87,796
AMERISAFE, Inc.	1,793	101,645
Arthur J Gallagher & Co.	19,216	1,416,219
Assurant, Inc.	5,594	500,327
Atlas Financial Holdings, Inc. (a)	1,580	12,782
Brighthouse Financial, Inc. (a)	13,104	399,410
Brown & Brown, Inc.	24,378	671,858
Cincinnati Financial Corp.	17,391	1,346,411
Citizens, Inc. (a) (b)	5,051	37,984
CNO Financial Group, Inc.	20,783	309,251
Security Description	Shares	Value
Crawford & Co. Class B	1,600	$ 14,400
eHealth, Inc. (a)	1,822	70,001
EMC Insurance Group, Inc.	1,560	49,686
Employers Holdings, Inc.	3,474	145,804
FBL Financial Group, Inc. Class A	1,582	103,858
FedNat Holding Co.	1,620	32,270
Fidelity National Financial, Inc.	31,437	988,379
First American Financial Corp.	10,540	470,506
Genworth Financial, Inc. Class A (a)	1,948	9,078
Hallmark Financial Services, Inc. (a)	1,780	19,028
Hanover Insurance Group, Inc.	5,075	592,608
Hartford Financial Services Group, Inc.	34,521	1,534,458
HCI Group, Inc.	108	5,488
Health Insurance Innovations, Inc. Class A (a) (b)	180	4,811
Heritage Insurance Holdings, Inc.	1,830	26,938
Horace Mann Educators Corp.	3,602	134,895
Independence Holding Co.	110	3,872
Kemper Corp.	6,921	459,416
Kingstone Cos., Inc.	1,560	27,596
Kinsale Capital Group, Inc.	1,760	97,786
Lincoln National Corp.	22,444	1,151,602
Loews Corp.	30,591	1,392,502
Markel Corp. (a)	1,461	1,516,591
Marsh & McLennan Cos., Inc.	53,743	4,286,004
MBIA, Inc. (a)	10,261	91,528
Mercury General Corp.	3,390	175,297
MetLife, Inc.	79,965	3,283,363
National General Holdings Corp.	6,791	164,410
National Western Life Group, Inc. Class A	96	28,867
Navigators Group, Inc.	1,889	131,267
Old Republic International Corp.	28,348	583,118
Primerica, Inc.	5,355	523,237
Principal Financial Group, Inc.	31,585	1,395,109
ProAssurance Corp.	6,763	274,307
Progressive Corp.	62,398	3,764,471
Protective Insurance Corp. Class B	158	2,631
Prudential Financial, Inc.	41,562	3,389,381
Reinsurance Group of America, Inc.	7,006	982,451
RLI Corp.	5,067	349,572
Safety Insurance Group, Inc.	1,681	137,523
Selective Insurance Group, Inc.	5,374	327,492
State Auto Financial Corp.	1,668	56,779
Stewart Information Services Corp.	1,904	78,826
Torchmark Corp.	12,180	907,775
Travelers Cos., Inc.	28,173	3,373,717
Trupanion, Inc. (a) (b)	1,810	46,083
United Fire Group, Inc.	1,849	102,527
United Insurance Holdings Corp.	1,900	31,578
Universal Insurance Holdings, Inc.	3,439	130,407
Unum Group	25,118	737,967

41

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	64	$ 54,892
WR Berkley Corp.	10,227	755,878
		51,394,601
INTERACTIVE MEDIA & SERVICES — 2.9%
Actua Corp. (a) (e)	1,285	1,285
Alphabet, Inc. Class A (a)	33,567	35,076,172
ANGI Homeservices, Inc. Class A (a)	5,230	84,046
Care.com, Inc. (a)	1,830	35,337
Cargurus, Inc. (a) (b)	3,258	109,892
Cars.com, Inc. (a)	7,052	151,618
Facebook, Inc. Class (a)	262,658	34,431,837
IAC/InterActiveCorp (a)	8,042	1,472,008
Liberty TripAdvisor Holdings, Inc. Class A (a)	105	1,668
Match Group, Inc. (b)	3,560	152,261
Meet Group, Inc. (a)	40,890	189,321
QuinStreet, Inc. (a)	4,603	74,707
Rhythmone PLC (a)	1,198	2,899
TripAdvisor, Inc. (a)	9,725	524,567
TrueCar, Inc. (a)	84	761
Twitter, Inc. (a)	73,836	2,122,047
Yelp, Inc. (a) (b)	5,140	179,849
Zillow Group, Inc. Class A (a) (b)	5,277	165,856
		74,776,131
INTERNET & DIRECT MARKETING RETAIL — 3.5%
1-800-Flowers.com, Inc. Class A (a)	3,310	40,481
Amazon.com, Inc. (a)	47,168	70,844,921
Booking Holdings, Inc. (a)	5,252	9,046,150
Duluth Holdings, Inc. Class B (a) (b)	1,760	44,405
eBay, Inc. (a)	107,796	3,025,834
Etsy, Inc. (a)	15,812	752,177
Expedia Group, Inc.	13,772	1,551,416
Gaia, Inc. (a) (b)	1,570	16,265
Groupon, Inc. (a) (b)	54,254	173,613
GrubHub, Inc. (a) (b)	8,674	666,250
Lands' End, Inc. (a) (b)	21	298
Liberty Expedia Holdings, Inc. Class A (a)	4,962	194,064
Liquidity Services, Inc. (a)	21	129
MercadoLibre, Inc.	4,589	1,343,889
Nutrisystem, Inc.	3,467	152,132
Overstock.com, Inc. (a) (b)	1,609	21,850
PetMed Express, Inc. (b)	1,824	42,426
Quotient Technology, Inc. (a)	7,006	74,824
Qurate Retail, Inc. (a)	33,480	653,529
Shutterfly, Inc. (a) (b)	3,612	145,419
Shutterstock, Inc.	119	4,285
Stamps.com, Inc. (a)	1,581	246,067
Stitch Fix, Inc. Class A (a) (b)	5,487	93,773
Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	5,333	$ 480,397
		89,614,594
IT SERVICES — 4.7%
Akamai Technologies, Inc. (a)	17,519	1,070,061
Alliance Data Systems Corp.	5,325	799,176
Amdocs, Ltd.	16,465	964,520
Automatic Data Processing, Inc.	48,669	6,381,479
Black Knight, Inc. (a)	13,706	617,592
Booz Allen Hamilton Holding Corp.	15,888	716,072
Brightcove, Inc. (a)	3,471	24,436
Broadridge Financial Solutions, Inc.	12,141	1,168,571
CACI International, Inc. Class A (a)	2,979	429,065
Carbonite, Inc. (a)	1,850	46,731
Cardtronics PLC Class A (a)	63	1,638
Cass Information Systems, Inc.	1,885	99,754
Cognizant Technology Solutions Corp. Class A	64,782	4,112,361
Conduent, Inc. (a)	25,026	266,026
CoreLogic, Inc. (a)	7,078	236,547
CSG Systems International, Inc.	3,494	111,004
DXC Technology Co.	31,609	1,680,651
Endurance International Group Holdings, Inc. (a)	1,603	10,660
EPAM Systems, Inc. (a)	5,238	607,660
Euronet Worldwide, Inc. (a)	5,267	539,236
Everi Holdings, Inc. (a)	6,930	35,690
EVERTEC, Inc.	84	2,411
ExlService Holdings, Inc. (a)	3,484	183,328
Fidelity National Information Services, Inc.	35,311	3,621,143
First Data Corp. Class A (a)	50,897	860,668
Fiserv, Inc. (a)	46,328	3,404,645
FleetCor Technologies, Inc. (a)	10,026	1,862,029
Gartner, Inc. (a)	10,020	1,280,957
Global Payments, Inc.	15,837	1,633,270
GoDaddy, Inc. Class A (a)	19,534	1,281,821
GTT Communications, Inc. (a) (b)	3,370	79,734
Hackett Group, Inc.	1,900	30,419
Helios & Matheson Analytics, Inc. (a)	1	—
Information Services Group, Inc. (a)	3,320	14,077
Internap Corp. (a) (b)	1,807	7,499
International Business Machines Corp.	100,399	11,412,354
Jack Henry & Associates, Inc.	8,684	1,098,700
Leidos Holdings, Inc.	15,877	837,035
Limelight Networks, Inc. (a)	13,352	31,244
ManTech International Corp. Class A	3,340	174,665
Mastercard, Inc. Class A	103,368	19,500,373
MAXIMUS, Inc.	6,940	451,725
MoneyGram International, Inc. (a)	45	90

42

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MongoDB, Inc. (a) (b)	3,458	$ 289,573
NIC, Inc.	7,009	87,472
Okta, Inc. (a)	9,939	634,108
Paychex, Inc.	35,371	2,304,421
PayPal Holdings, Inc. (a)	129,551	10,893,944
Perficient, Inc. (a)	3,543	78,867
Perspecta, Inc.	15,609	268,787
PFSweb, Inc. (a)	1,710	8,772
PRGX Global, Inc. (a)	1,800	17,046
Sabre Corp.	22,586	488,761
Science Applications International Corp.	4,607	293,466
ServiceSource International, Inc. (a)	63	68
Square, Inc. Class A (a)	36,206	2,030,795
StarTek, Inc. (a)	1,650	10,973
Sykes Enterprises, Inc. (a)	5,042	124,689
Total System Services, Inc.	19,735	1,604,258
TTEC Holdings, Inc.	1,734	49,540
Twilio, Inc. Class A (a)	10,040	896,572
Unisys Corp. (a)	140	1,628
VeriSign, Inc. (a)	14,029	2,080,360
Virtusa Corp. (a)	3,337	142,123
Visa, Inc. Class A	198,653	26,210,277
Western Union Co.	52,386	893,705
WEX, Inc. (a)	4,851	679,431
Worldpay, Inc. Class A (a)	30,388	2,322,555
		120,099,308
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	1,850	38,979
American Outdoor Brands Corp. (a)	1,689	21,721
Brunswick Corp.	10,514	488,375
Callaway Golf Co.	10,354	158,416
Clarus Corp.	1,860	18,823
Escalade, Inc.	1,590	18,206
Hasbro, Inc.	12,999	1,056,169
Johnson Outdoors, Inc. Class A	180	10,573
Malibu Boats, Inc. Class A (a)	1,810	62,988
MasterCraft Boat Holdings, Inc. (a)	1,730	32,351
Mattel, Inc. (a) (b)	49,097	490,479
Nautilus, Inc. (a)	173	1,886
Polaris Industries, Inc.	6,859	525,948
Sturm Ruger & Co., Inc.	1,763	93,827
Vista Outdoor, Inc. (a)	84	953
		3,019,694
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	3,620	41,630
Agilent Technologies, Inc.	36,768	2,480,369
Bio-Rad Laboratories, Inc. Class A (a)	215	49,927
Bio-Techne Corp.	3,587	519,111
Bruker Corp.	10,519	313,151
Security Description	Shares	Value
Cambrex Corp. (a)	3,578	$ 135,105
Charles River Laboratories International, Inc. (a)	5,503	622,830
ChromaDex Corp. (a) (b)	3,340	11,456
Codexis, Inc. (a) (b)	3,540	59,118
Enzo Biochem, Inc. (a)	5,100	14,178
Fluidigm Corp. (a)	61	526
Harvard Bioscience, Inc. (a)	3,460	11,003
Illumina, Inc. (a)	17,975	5,391,242
IQVIA Holdings, Inc. (a)	18,361	2,132,997
Luminex Corp.	5,058	116,890
Mettler-Toledo International, Inc. (a)	2,970	1,679,773
NanoString Technologies, Inc. (a)	3,510	52,053
NeoGenomics, Inc. (a)	8,520	107,437
Pacific Biosciences of California, Inc. (a) (b)	13,730	101,602
PerkinElmer, Inc.	12,014	943,700
PRA Health Sciences, Inc. (a)	5,163	474,790
Syneos Health, Inc. (a)	7,501	295,164
Thermo Fisher Scientific, Inc.	44,018	9,850,788
Waters Corp. (a)	8,508	1,605,034
		27,009,874
MACHINERY — 2.0%
Actuant Corp. Class A	7,024	147,434
AGCO Corp.	8,335	464,009
Alamo Group, Inc.	1,622	125,413
Albany International Corp. Class A	3,418	213,386
Allison Transmission Holdings, Inc.	15,736	690,968
Altra Industrial Motion Corp.	5,019	126,228
Astec Industries, Inc.	1,909	57,633
Barnes Group, Inc.	5,034	269,923
Blue Bird Corp. (a) (b)	1,612	29,322
Briggs & Stratton Corp.	5,091	66,590
Caterpillar, Inc.	65,337	8,302,373
Chart Industries, Inc. (a)	1,720	111,852
CIRCOR International, Inc.	1,763	37,552
Colfax Corp. (a)	9,850	205,865
Columbus McKinnon Corp.	1,851	55,789
Commercial Vehicle Group, Inc. (a)	3,290	18,753
Crane Co.	5,236	377,934
Cummins, Inc.	17,457	2,332,954
Deere & Co.	34,167	5,096,691
DMC Global, Inc.	1,650	57,948
Donaldson Co., Inc.	15,422	669,161
Douglas Dynamics, Inc.	1,854	66,540
Dover Corp.	17,556	1,245,598
Eastern Co.	130	3,143
Energy Recovery, Inc. (a) (b)	3,520	23,690
EnPro Industries, Inc.	3,382	203,258
ESCO Technologies, Inc.	3,340	220,273
Evoqua Water Technologies Corp. (a) (b)	7,152	68,659
ExOne Co. (a) (b)	1,600	10,592
Federal Signal Corp.	6,881	136,932

43

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Flowserve Corp.	15,419	$ 586,230
Fortive Corp.	32,702	2,212,617
Franklin Electric Co., Inc.	5,091	218,302
FreightCar America, Inc. (a)	1,639	10,965
Gardner Denver Holdings, Inc. (a)	8,115	165,952
Gencor Industries, Inc. (a)	1,550	17,004
Global Brass & Copper Holdings, Inc.	1,840	46,276
Gorman-Rupp Co.	1,800	58,338
Graco, Inc.	17,236	721,327
Graham Corp.	29	662
Greenbrier Cos., Inc.	3,380	133,645
Harsco Corp. (a)	8,697	172,722
Hillenbrand, Inc.	6,914	262,248
Hurco Cos., Inc.	162	5,783
Hyster-Yale Materials Handling, Inc.	1,597	98,950
IDEX Corp.	8,600	1,085,836
Illinois Tool Works, Inc.	36,355	4,605,815
ITT, Inc.	8,802	424,873
John Bean Technologies Corp.	3,413	245,088
Kadant, Inc.	1,598	130,173
Kennametal, Inc.	8,554	284,677
LB Foster Co. Class A (a)	1,560	24,804
Lincoln Electric Holdings, Inc.	6,850	540,123
Lindsay Corp.	1,681	161,796
Lydall, Inc. (a)	1,753	35,603
Manitex International, Inc. (a)	1,680	9,542
Manitowoc Co., Inc (a)	3,559	52,566
Meritor, Inc. (a)	10,365	175,272
Middleby Corp. (a) (b)	6,332	650,486
Milacron Holdings Corp. (a)	5,330	63,374
Miller Industries, Inc.	1,600	43,200
Mueller Industries, Inc.	6,794	158,708
Mueller Water Products, Inc. Class A	19,010	172,991
Navistar International Corp. (a)	8,815	228,749
NN, Inc.	1,900	12,749
Nordson Corp.	5,586	666,689
Omega Flex, Inc.	70	3,785
Oshkosh Corp.	8,543	523,771
PACCAR, Inc.	38,957	2,226,003
Parker-Hannifin Corp.	14,968	2,232,328
Park-Ohio Holdings Corp.	132	4,051
Proto Labs, Inc. (a)	1,903	214,639
RBC Bearings, Inc. (a)	1,909	250,270
REV Group, Inc. (b)	1,790	13,443
Rexnord Corp. (a)	11,949	274,230
Snap-on, Inc.	5,365	779,481
Spartan Motors, Inc.	1,840	13,303
SPX Corp. (a)	5,138	143,915
SPX FLOW, Inc. (a)	1,758	53,478
Standex International Corp.	1,681	112,930
Stanley Black & Decker, Inc.	17,244	2,064,797
Sun Hydraulics Corp.	1,899	63,028
Tennant Co.	1,753	91,349
Security Description	Shares	Value
Terex Corp.	8,393	$ 231,395
Timken Co.	7,103	265,084
Titan International, Inc.	6,820	31,781
Toro Co.	8,792	491,297
TriMas Corp. (a)	1,817	49,586
Trinity Industries, Inc.	17,384	357,937
Twin Disc, Inc. (a)	150	2,213
Wabash National Corp.	6,940	90,775
WABCO Holdings, Inc. (a)	5,322	571,263
Wabtec Corp. (b)	10,228	718,517
Watts Water Technologies, Inc. Class A	3,406	219,789
Welbilt, Inc. (a)	17,247	191,614
Woodward, Inc.	6,940	515,573
Xylem, Inc.	19,287	1,286,829
		50,009,052
MARINE — 0.0% (f)
Genco Shipping & Trading, Ltd. (a)	3,330	26,274
Kirby Corp. (a)	5,355	360,713
Matson, Inc.	5,107	163,526
		550,513
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	5,396	296,132
Cable One, Inc.	276	226,348
CBS Corp. Class B	1,209	52,857
Charter Communications, Inc. Class A (a)	18,424	5,250,287
Clear Channel Outdoor Holdings, Inc. Class A	42	218
Comcast Corp. Class A	31,649	1,077,648
Discovery, Inc. Class A (a)	16,414	406,082
Discovery, Inc. Class C (a) (b)	1,439	33,212
DISH Network Corp. Class A (a)	25,087	626,422
Entercom Communications Corp. Class A (b)	9,623	54,947
Entravision Communications Corp. Class A	8,480	24,677
EW Scripps Co. Class A	6,935	109,088
Gannett Co., Inc. (b)	12,471	106,378
GCI Liberty, Inc. Class A (a) (b)	4,487	184,685
Gray Television, Inc. (a)	6,994	103,092
Hemisphere Media Group, Inc. (a)	1,770	21,488
Interpublic Group of Cos., Inc.	45,742	943,657
John Wiley & Sons, Inc. Class A	1,236	58,055
Lee Enterprises, Inc. (a) (b)	5,180	10,930
Liberty Broadband Corp. Class A (a)	3,402	244,298
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,543	387,982
Loral Space & Communications, Inc. (a)	88	3,278
Marchex, Inc. Class B	3,450	9,143
MDC Partners, Inc. Class A (a)	109	285
Meredith Corp.	5,026	261,050
MSG Networks, Inc. Class A (a)	6,927	163,200

44

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
National CineMedia, Inc.	63	$ 408
New Media Investment Group, Inc.	1,697	19,634
New York Times Co. Class A (b)	13,781	307,179
News Corp. Class B	12,195	140,852
Nexstar Media Group, Inc. Class A (b)	5,084	399,806
Omnicom Group, Inc.	22,761	1,667,016
Scholastic Corp.	3,430	138,092
Sinclair Broadcast Group, Inc. Class A	8,610	226,787
Sirius XM Holdings, Inc. (b)	149,278	852,377
TechTarget, Inc. (a)	3,177	38,791
TEGNA, Inc.	25,872	281,229
Townsquare Media, Inc. Class A	1,550	6,324
Tribune Media Co. Class A	9,499	431,065
Tribune Publishing Co. (a)	1,670	18,938
		15,183,937
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	33,516	75,411
Alcoa Corp. (a)	20,198	536,863
Allegheny Technologies, Inc. (a) (b)	13,521	294,352
Carpenter Technology Corp.	5,151	183,427
Century Aluminum Co. (a)	5,369	39,247
Cleveland-Cliffs, Inc. (a) (b)	15,268	117,411
Coeur Mining, Inc. (a)	1,590	7,107
Commercial Metals Co.	16,968	271,827
Compass Minerals International, Inc.	3,524	146,916
Ferroglobe Representation & Warranty Insurance Trust (a) (g)	929	—
Freeport-McMoRan, Inc.	159,878	1,648,342
Gold Resource Corp.	5,360	21,440
Haynes International, Inc.	1,638	43,243
Hecla Mining Co.	44,571	105,188
Kaiser Aluminum Corp.	1,773	158,311
Materion Corp.	1,817	81,747
McEwen Mining, Inc. (b)	26,281	47,832
Newmont Mining Corp.	55,785	1,932,950
Nucor Corp.	35,683	1,848,736
Olympic Steel, Inc.	1,590	22,689
Reliance Steel & Aluminum Co.	8,302	590,853
Royal Gold, Inc.	7,010	600,407
Ryerson Holding Corp. (a)	1,780	11,285
Schnitzer Steel Industries, Inc. Class A	1,626	35,040
Steel Dynamics, Inc.	23,119	694,495
SunCoke Energy, Inc. (a)	1,875	16,031
Synalloy Corp.	160	2,655
TimkenSteel Corp. (a) (b)	1,616	14,124
United States Steel Corp.	19,884	362,684
Universal Stainless & Alloy Products, Inc. (a)	150	2,432
Warrior Met Coal, Inc. (b)	3,540	85,350
Worthington Industries, Inc.	5,199	181,133
		10,179,528
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	3,379	$ 53,827
AGNC Investment Corp. REIT	45,626	800,280
Annaly Capital Management, Inc. REIT	131,375	1,290,102
Anworth Mortgage Asset Corp. REIT	10,311	41,656
Apollo Commercial Real Estate Finance, Inc. REIT (b)	11,874	197,821
Arbor Realty Trust, Inc. REIT	5,170	52,062
Ares Commercial Real Estate Corp. REIT	3,320	43,293
ARMOUR Residential REIT, Inc.	1,577	32,329
Blackstone Mortgage Trust, Inc. Class A REIT (b)	9,687	308,628
Capstead Mortgage Corp. REIT	17,456	116,432
Cherry Hill Mortgage Investment Corp. REIT	1,630	28,590
Chimera Investment Corp. REIT	21,095	375,913
Dynex Capital, Inc. REIT	1,600	9,152
Ellington Residential Mortgage REIT	1,620	16,573
Exantas Capital Corp. REIT (b)	42	421
Granite Point Mortgage Trust, Inc. REIT	42	757
Great Ajax Corp. REIT (b)	1,720	20,726
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	8,589	163,620
Invesco Mortgage Capital, Inc. REIT	13,961	202,155
Ladder Capital Corp. REIT	8,480	131,186
MFA Financial, Inc. REIT	45,839	306,205
New Residential Investment Corp. REIT	35,002	497,378
New York Mortgage Trust, Inc. REIT (b)	12,112	71,340
Orchid Island Capital, Inc. REIT (b)	4,646	29,688
Owens Realty Mortgage, Inc. REIT (b)	1,580	29,688
PennyMac Mortgage Investment Trust REIT	1,587	29,550
Ready Capital Corp.	3,430	47,437
Redwood Trust, Inc. REIT	1,629	24,549
Two Harbors Investment Corp. REIT	26,802	344,138
Western Asset Mortgage Capital Corp. REIT	42	350
Starwood Property Trust, Inc. REIT	27,299	538,063
		5,803,909
MULTI-UTILITIES — 0.9%
Ameren Corp.	26,266	1,713,331
Avista Corp.	1,342	57,008
Black Hills Corp.	6,788	426,151
CenterPoint Energy, Inc.	47,439	1,339,203

45

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	28,705	$ 1,425,203
Consolidated Edison, Inc.	27,464	2,099,898
Dominion Energy, Inc.	59,690	4,265,448
DTE Energy Co.	19,298	2,128,569
MDU Resources Group, Inc.	20,889	497,994
NiSource, Inc.	37,075	939,851
NorthWestern Corp.	5,355	318,301
Public Service Enterprise Group, Inc.	46,248	2,407,208
SCANA Corp.	16,632	794,677
Sempra Energy (b)	28,374	3,069,783
Unitil Corp.	1,745	88,367
Vectren Corp.	4,691	337,658
WEC Energy Group, Inc.	31,981	2,215,004
		24,123,654
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	5,311	153,594
Dillard's, Inc. Class A (b)	1,893	114,167
Dollar General Corp.	28,588	3,089,791
Dollar Tree, Inc. (a)	25,026	2,260,348
JC Penney Co., Inc. (a) (b)	1,717	1,786
Kohl's Corp.	18,875	1,252,167
Macy's, Inc.	34,833	1,037,327
Nordstrom, Inc. (b)	14,148	659,438
Ollie's Bargain Outlet Holdings, Inc. (a)	5,227	347,648
Target Corp.	56,855	3,757,547
Tuesday Morning Corp. (a) (b)	5,050	8,585
		12,682,398
OIL, GAS & CONSUMABLE FUELS — 4.5%
Abraxas Petroleum Corp. (a)	16,854	18,371
Adams Resources & Energy, Inc.	44	1,703
Anadarko Petroleum Corp.	52,903	2,319,268
Antero Resources Corp. (a)	26,595	249,727
Apache Corp.	43,315	1,137,019
Approach Resources, Inc. (a) (b)	5,080	4,430
Arch Coal, Inc. Class A (b)	2,129	176,686
Bonanza Creek Energy, Inc. (a)	1,820	37,619
Cabot Oil & Gas Corp.	49,693	1,110,639
California Resources Corp. (a) (b)	157	2,675
Callon Petroleum Co. (a) (b)	23,054	149,620
Carrizo Oil & Gas, Inc. (a)	10,251	115,734
Centennial Resource Development, Inc. Class A (a) (b)	14,072	155,073
Cheniere Energy, Inc. (a)	34,429	2,037,853
Chesapeake Energy Corp. (a) (b)	97,428	204,599
Chevron Corp.	196,450	21,371,796
Cimarex Energy Co.	10,493	646,893
Clean Energy Fuels Corp. (a)	84	145
Cloud Peak Energy, Inc. (a)	6,860	2,513
CNX Resources Corp. (a)	10,074	115,045
Concho Resources, Inc. (a)	20,741	2,131,967
ConocoPhillips	124,749	7,778,100
CONSOL Energy, Inc. (a)	3,461	109,748
CVR Energy, Inc.	8,758	301,976
Security Description	Shares	Value
Delek US Holdings, Inc.	9,162	$ 297,857
Denbury Resources, Inc. (a) (b)	1,801	3,080
Devon Energy Corp.	57,704	1,300,648
Diamondback Energy, Inc. (b)	17,757	1,646,074
Dorian LPG, Ltd. (a)	3,515	20,492
Enbridge, Inc.	28	875
EOG Resources, Inc.	60,767	5,299,490
EQT Corp. (b)	28,404	536,552
Equitrans Midstream Corp. (a)	22,795	456,356
Evolution Petroleum Corp.	3,450	23,529
Extraction Oil & Gas, Inc. (a) (b)	13,703	58,786
Exxon Mobil Corp.	429,107	29,260,806
Gran Tierra Energy, Inc. (a)	41,327	89,680
Green Plains, Inc. (b)	5,091	66,743
Gulfport Energy Corp. (a)	1,900	12,445
Halcon Resources Corp. (a) (b)	17,399	29,578
Hallador Energy Co.	1,710	8,670
Hess Corp.	29,410	1,191,105
HighPoint Resources Corp. (a)	8,574	21,349
HollyFrontier Corp.	19,926	1,018,617
International Seaways, Inc. (a)	3,370	56,751
Kinder Morgan, Inc.	195,016	2,999,346
Laredo Petroleum, Inc. (a)	21,455	77,667
Lilis Energy, Inc. (a) (b)	3,420	4,685
Marathon Oil Corp.	97,336	1,395,798
Marathon Petroleum Corp.	47,676	2,813,361
Matador Resources Co. (a) (b)	10,527	163,484
Midstates Petroleum Co., Inc. (a)	3,310	24,858
Murphy Oil Corp.	19,037	445,275
NACCO Industries, Inc. Class A	145	4,916
Newfield Exploration Co. (a)	23,150	339,379
Noble Energy, Inc.	55,815	1,047,089
Oasis Petroleum, Inc. (a)	30,956	171,187
Occidental Petroleum Corp.	84,069	5,160,155
ONEOK, Inc.	43,986	2,373,045
Panhandle Oil and Gas, Inc. Class A	5,080	78,740
Par Pacific Holdings, Inc. (a)	5,130	72,743
Parsley Energy, Inc. Class A (a)	27,728	443,093
PBF Energy, Inc. Class A	11,978	391,321
PDC Energy, Inc. (a)	7,061	210,135
Peabody Energy Corp.	13,504	411,602
Penn Virginia Corp. (a)	1,680	90,821
Phillips 66	48,257	4,157,341
Pioneer Natural Resources Co.	17,245	2,268,062
QEP Resources, Inc. (a)	25,669	144,517
Range Resources Corp. (b)	26,733	255,835
Renewable Energy Group, Inc. (a) (b)	3,614	92,880
Resolute Energy Corp. (a) (b)	1,810	52,454
REX American Resources Corp. (a) (b)	142	9,672
Ring Energy, Inc. (a)	6,840	34,747
Sanchez Energy Corp. (a) (b)	63	17
SandRidge Energy, Inc. (a)	3,470	26,407
SemGroup Corp. Class A	167	2,301

46

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SilverBow Resources, Inc. (a)	1,610	$ 38,060
SM Energy Co.	12,092	187,184
Southwestern Energy Co. (a) (b)	63,511	216,573
SRC Energy, Inc. (a) (b)	29,952	140,774
Talos Energy, Inc. (a)	1,850	30,192
Targa Resources Corp.	23,787	856,808
Tellurian, Inc. (a) (b)	6,940	48,233
Uranium Energy Corp. (a) (b)	18,665	23,331
Valero Energy Corp.	45,661	3,423,205
W&T Offshore, Inc. (a)	10,350	42,642
Whiting Petroleum Corp. (a) (b)	9,941	225,561
Williams Cos., Inc.	111,246	2,452,974
World Fuel Services Corp.	84	1,798
WPX Energy, Inc. (a)	43,788	496,994
		115,525,944
PAPER & FOREST PRODUCTS — 0.0% (f)
Boise Cascade Co.	3,609	86,075
Clearwater Paper Corp. (a)	21	512
Domtar Corp.	6,966	244,715
Louisiana-Pacific Corp.	15,808	351,254
Mercer International, Inc.	3,520	36,749
Neenah, Inc.	1,761	103,758
PH Glatfelter Co.	5,137	50,137
Resolute Forest Products, Inc.	8,570	67,960
Schweitzer-Mauduit International, Inc.	3,444	86,272
Verso Corp. Class A (a)	1,895	42,448
		1,069,880
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	49,082	74,605
Coty, Inc. Class A (a) (b)	52,667	345,495
Edgewell Personal Care Co. (a)	5,573	208,152
elf Beauty, Inc. (a) (b)	1,850	16,021
Estee Lauder Cos., Inc. Class A	24,311	3,162,861
Herbalife Nutrition, Ltd. (a)	16,830	992,128
Inter Parfums, Inc.	1,741	114,157
Medifast, Inc.	1,678	209,784
Natural Health Trends Corp. (b)	1,560	28,844
Nu Skin Enterprises, Inc. Class A	5,355	328,422
USANA Health Sciences, Inc. (a)	1,757	206,852
		5,687,321
PHARMACEUTICALS — 4.4%
AcelRx Pharmaceuticals, Inc. (a) (b)	9,691	22,386
Aclaris Therapeutics, Inc. (a) (b)	1,830	13,524
Adamis Pharmaceuticals Corp. (a) (b)	3,330	7,493
Aerie Pharmaceuticals, Inc. (a) (b)	3,451	124,581
Akorn, Inc. (a)	10,446	35,412
Amneal Pharmaceuticals, Inc. (a) (b)	8,540	115,546
Amphastar Pharmaceuticals, Inc. (a)	3,510	69,849
ANI Pharmaceuticals, Inc. (a)	180	8,104
Aratana Therapeutics, Inc. (a)	5,080	31,140
Security Description	Shares	Value
Assembly Biosciences, Inc. (a)	1,740	$ 39,359
Assertio Therapeutics, Inc. (a)	63	227
BioDelivery Sciences International, Inc. (a) (b)	5,250	19,425
Bristol-Myers Squibb Co.	174,341	9,062,245
Catalent, Inc. (a)	14,134	440,698
Clearside Biomedical, Inc. (a)	1,830	1,958
Collegium Pharmaceutical, Inc. (a) (b)	1,770	30,391
Corcept Therapeutics, Inc. (a) (b)	12,421	165,945
Cymabay Therapeutics, Inc. (a)	3,580	28,175
Dermira, Inc. (a) (b)	11,841	85,137
Durect Corp. (a)	35,272	17,040
Eli Lilly & Co.	92,879	10,747,958
Innoviva, Inc. (a)	1,592	27,780
Intersect ENT, Inc. (a)	3,390	95,530
Intra-Cellular Therapies, Inc. (a)	5,058	57,611
Johnson & Johnson	274,906	35,476,619
Lannett Co., Inc. (a) (b)	1,891	9,379
Marinus Pharmaceuticals, Inc. (a) (b)	3,390	9,729
Medicines Co. (a) (b)	13,546	259,270
Melinta Therapeutics, Inc. (a) (b)	21	17
Merck & Co., Inc.	275,579	21,056,991
Mylan NV (a)	52,482	1,438,007
MyoKardia, Inc. (a) (b)	1,900	92,834
Nektar Therapeutics (a)	17,751	583,475
Neos Therapeutics, Inc. (a) (b)	1,780	2,937
Ocular Therapeutix, Inc. (a) (b)	1,900	7,562
Omeros Corp. (a) (b)	7,056	78,604
Pacira Pharmaceuticals, Inc. (a)	5,167	222,284
Paratek Pharmaceuticals, Inc. (a) (b)	1,953	10,019
Pfizer, Inc.	595,271	25,983,579
Phibro Animal Health Corp. Class A	1,831	58,885
Prestige Consumer Healthcare, Inc. (a) (b)	5,653	174,565
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,710	95,931
Revance Therapeutics, Inc. (a)	3,291	66,248
Strongbridge Biopharma PLC (a) (b)	3,300	14,784
Supernus Pharmaceuticals, Inc. (a)	5,247	174,305
Teligent, Inc. (a) (b)	36,608	50,153
Tetraphase Pharmaceuticals, Inc. (a)	42	48
TherapeuticsMD, Inc. (a) (b)	30,158	114,902
Zoetis, Inc.	51,321	4,389,998
Zogenix, Inc. (a) (b)	1,830	66,722
Zynerba Pharmaceuticals, Inc. (a) (b)	1,560	4,633
		111,689,994
PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	124	370
ASGN, Inc. (a)	5,181	282,364

47

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Barrett Business Services, Inc.	162	$ 9,275
BG Staffing, Inc.	160	3,304
CBIZ, Inc. (a)	3,565	70,230
CoStar Group, Inc. (a)	3,507	1,183,051
CRA International, Inc.	169	7,191
Dun & Bradstreet Corp.	3,610	515,291
Equifax, Inc.	13,825	1,287,522
Exponent, Inc.	6,678	338,641
Forrester Research, Inc.	1,678	75,007
Franklin Covey Co. (a)	1,600	35,728
FTI Consulting, Inc. (a)	3,602	240,037
GP Strategies Corp. (a)	1,750	22,068
Heidrick & Struggles International, Inc.	3,306	103,114
Huron Consulting Group, Inc. (a)	99	5,080
ICF International, Inc.	1,783	115,503
InnerWorkings, Inc. (a)	5,221	19,527
Insperity, Inc.	4,929	460,171
Kelly Services, Inc. Class A	1,909	39,096
Kforce, Inc.	1,899	58,717
Korn/Ferry International	5,277	208,653
ManpowerGroup, Inc.	7,067	457,942
Mistras Group, Inc. (a)	1,748	25,136
Navigant Consulting, Inc.	5,287	127,152
Nielsen Holdings PLC	40,216	938,239
Resources Connection, Inc.	3,330	47,286
Robert Half International, Inc.	14,130	808,236
TransUnion	20,407	1,159,118
TriNet Group, Inc. (a)	5,041	211,470
TrueBlue, Inc. (a)	5,012	111,517
Verisk Analytics, Inc. (a)	18,324	1,998,049
WageWorks, Inc. (a)	5,087	138,163
Willdan Group, Inc. (a)	1,550	54,219
		11,156,467
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	36,936	1,478,918
Consolidated-Tomoka Land Co.	162	8,505
FRP Holdings, Inc. (a)	172	7,914
HFF, Inc. Class A	3,534	117,187
Howard Hughes Corp. (a)	3,642	355,532
Jones Lang LaSalle, Inc.	5,197	657,940
Kennedy-Wilson Holdings, Inc.	12,288	223,273
Marcus & Millichap, Inc. (a)	131	4,497
Maui Land & Pineapple Co., Inc. (a)	130	1,290
Newmark Group, Inc. Class A	9,557	76,647
RE/MAX Holdings, Inc. Class A	2,013	61,900
Realogy Holdings Corp.	13,798	202,555
RMR Group, Inc. Class A	129	6,847
St. Joe Co. (a)	8,554	112,656
Tejon Ranch Co. (a)	4,795	79,501
		3,395,162
ROAD & RAIL — 1.1%
AMERCO	1,349	442,620
Security Description	Shares	Value
ArcBest Corp.	3,322	$ 113,812
Avis Budget Group, Inc. (a)	8,842	198,768
Covenant Transportation Group, Inc. Class A (a)	1,630	31,296
CSX Corp.	95,181	5,913,596
Daseke, Inc. (a)	1,850	6,808
Genesee & Wyoming, Inc. Class A (a)	6,926	512,663
Heartland Express, Inc.	5,251	96,093
Hertz Global Holdings, Inc. (a) (b)	1,609	21,963
JB Hunt Transport Services, Inc.	9,907	921,747
Kansas City Southern	11,633	1,110,370
Knight-Swift Transportation Holdings, Inc. (b)	13,604	341,052
Landstar System, Inc.	5,082	486,195
Marten Transport, Ltd.	3,642	58,964
Norfolk Southern Corp.	30,840	4,611,814
Old Dominion Freight Line, Inc.	7,014	866,159
PAM Transportation Services, Inc. (a)	40	1,576
Ryder System, Inc.	5,367	258,421
Saia, Inc. (a)	3,340	186,439
Schneider National, Inc. Class B	8,315	155,241
Union Pacific Corp.	80,258	11,094,063
Universal Logistics Holdings, Inc.	180	3,256
USA Truck, Inc. (a)	140	2,096
Werner Enterprises, Inc.	5,161	152,456
YRC Worldwide, Inc. (a)	182	573
		27,588,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Adesto Technologies Corp. (a) (b)	1,660	7,304
Advanced Energy Industries, Inc. (a)	3,522	151,199
Advanced Micro Devices, Inc. (a) (b)	124,537	2,298,953
Alpha & Omega Semiconductor, Ltd. (a)	1,770	18,036
Ambarella, Inc. (a) (b)	3,527	123,374
Amkor Technology, Inc. (a)	16,543	108,522
Analog Devices, Inc.	40,672	3,490,878
Applied Materials, Inc.	115,328	3,775,839
Axcelis Technologies, Inc. (a)	1,903	33,873
AXT, Inc. (a)	3,580	15,573
Broadcom, Inc.	44,447	11,301,983
Brooks Automation, Inc.	5,270	137,969
Cabot Microelectronics Corp.	2,128	202,905
CEVA, Inc. (a)	1,817	40,138
Cirrus Logic, Inc. (a)	6,964	231,066
Cohu, Inc.	4,019	64,585
Cree, Inc. (a) (b)	10,398	444,774
CyberOptics Corp. (a)	1,550	27,327
Cypress Semiconductor Corp.	35,292	448,914
Diodes, Inc. (a)	3,426	110,523
DSP Group, Inc. (a)	1,850	20,720
Entegris, Inc.	14,090	393,041

48

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Everspin Technologies, Inc. (a) (b)	1,570	$ 8,808
First Solar, Inc. (a)	8,604	365,283
FormFactor, Inc. (a)	7,080	99,757
GSI Technology, Inc. (a)	1,700	8,738
Ichor Holdings, Ltd. (a) (b)	1,740	28,362
Impinj, Inc. (a)	1,790	26,045
Inphi Corp. (a) (b)	5,250	168,788
Integrated Device Technology, Inc. (a)	13,834	669,981
Intel Corp.	499,954	23,462,841
KLA-Tencor Corp.	17,394	1,556,589
Kopin Corp. (a) (b)	8,546	8,537
Kulicke & Soffa Industries, Inc.	7,010	142,093
Lam Research Corp.	18,014	2,452,966
Lattice Semiconductor Corp. (a)	12,020	83,178
MACOM Technology Solutions Holdings, Inc. (a)	5,293	76,801
MagnaChip Semiconductor Corp. (a) (b)	3,550	22,046
Maxim Integrated Products, Inc.	29,952	1,523,059
MaxLinear, Inc. (a) (b)	7,433	130,821
Mellanox Technologies, Ltd. (a)	5,089	470,122
Microchip Technology, Inc. (b)	25,458	1,830,939
Micron Technology, Inc. (a)	122,763	3,895,270
MKS Instruments, Inc.	5,117	330,609
Monolithic Power Systems, Inc.	3,506	407,572
Nanometrics, Inc. (a)	1,839	50,260
NeoPhotonics Corp. (a)	3,400	22,032
NVE Corp.	92	8,054
NVIDIA Corp.	64,648	8,630,508
ON Semiconductor Corp. (a)	47,352	781,782
PDF Solutions, Inc. (a) (b)	3,361	28,333
Photronics, Inc. (a)	6,972	67,489
Pixelworks, Inc. (a)	3,300	9,570
Power Integrations, Inc.	3,408	207,820
Qorvo, Inc. (a)	14,206	862,730
QUALCOMM, Inc. (b)	161,701	9,202,404
Rambus, Inc. (a)	6,972	53,475
Rudolph Technologies, Inc. (a)	3,403	69,659
Semtech Corp. (a)	6,940	318,338
Sigma Designs, Inc.	82	12
Silicon Laboratories, Inc. (a)	3,587	282,691
Skyworks Solutions, Inc.	20,511	1,374,647
SolarEdge Technologies, Inc. (a) (b)	3,450	121,095
SunPower Corp. (a) (b)	42	209
Synaptics, Inc. (a)	42	1,563
Teradyne, Inc.	19,231	603,469
Texas Instruments, Inc.	107,419	10,151,095
Ultra Clean Holdings, Inc. (a) (b)	3,560	30,153
Universal Display Corp. (b)	5,042	471,780
Veeco Instruments, Inc. (a)	63	467
Versum Materials, Inc.	10,270	284,684
Xilinx, Inc.	27,528	2,344,560
Xperi Corp.	63	1,159
		97,196,739
Security Description	Shares	Value
SOFTWARE — 7.1%
2U, Inc. (a) (b)	5,170	$ 257,052
8x8, Inc. (a)	10,466	188,807
A10 Networks, Inc. (a)	5,240	32,698
ACI Worldwide, Inc. (a)	12,108	335,028
Adobe, Inc. (a)	56,327	12,743,420
Agilysys, Inc. (a)	1,870	26,816
Alarm.com Holdings, Inc. (a)	1,870	96,997
Alteryx, Inc. Class A (a) (b)	9,505	565,262
Amber Road, Inc. (a)	1,870	15,390
American Software, Inc. Class A	5,096	53,253
ANSYS, Inc. (a)	9,591	1,370,938
Appfolio, Inc. Class A (a)	2,229	132,001
Appian Corp. (a) (b)	5,788	154,597
Apptio, Inc. Class A (a) (b)	1,860	70,606
Aspen Technology, Inc. (a)	8,262	678,971
Asure Software, Inc. (a) (b)	1,630	8,280
Autodesk, Inc. (a)	24,287	3,123,551
Avalara, Inc. (a) (b)	4,287	133,540
Avaya Holdings Corp. (a) (b)	11,941	173,861
Benefitfocus, Inc. (a) (b)	4,000	182,880
Blackbaud, Inc.	5,091	320,224
Blackline, Inc. (a) (b)	3,310	135,544
Bottomline Technologies DE, Inc. (a)	3,622	173,856
Box, Inc. Class A (a)	10,353	174,759
Cadence Design Systems, Inc. (a)	29,360	1,276,573
Carbon Black, Inc. (a)	10,374	139,219
CDK Global, Inc.	14,067	673,528
ChannelAdvisor Corp. (a)	84	953
Citrix Systems, Inc.	15,214	1,558,826
Cloudera, Inc. (a) (b)	8,404	92,948
CommVault Systems, Inc. (a)	5,281	312,054
Cornerstone OnDemand, Inc. (a)	7,032	354,624
Coupa Software, Inc. (a) (b)	11,345	713,147
Digimarc Corp. (a)	1,620	23,490
DocuSign, Inc. (a) (b)	16,290	652,903
Dropbox, Inc. Class A (a) (b)	11,500	234,945
Ebix, Inc. (b)	2,812	119,679
eGain Corp. (a)	35,287	231,836
Ellie Mae, Inc. (a) (b)	3,470	218,020
Envestnet, Inc. (a)	5,110	251,361
Everbridge, Inc. (a)	8,776	498,126
Fair Isaac Corp. (a)	3,506	655,622
Finjan Holdings, Inc. (a)	42,354	106,309
FireEye, Inc. (a)	19,661	318,705
Five9, Inc. (a)	5,343	233,596
ForeScout Technologies, Inc. (a)	5,916	153,757
Fortinet, Inc. (a)	15,465	1,089,200
Guidewire Software, Inc. (a)	8,616	691,262
Hortonworks, Inc. (a)	15,184	218,953
HubSpot, Inc. (a) (b)	5,078	638,457
Ideanomics, Inc. (a)	18,994	22,793
Imperva, Inc. (a)	3,479	193,746
Instructure, Inc. (a) (b)	1,810	67,893
Intuit, Inc.	26,827	5,280,895

49

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
j2 Global, Inc.	5,201	$ 360,845
LivePerson, Inc. (a)	3,491	65,840
LogMeIn, Inc.	5,246	427,916
Manhattan Associates, Inc. (a)	7,143	302,649
Microsoft Corp.	828,787	84,179,896
MicroStrategy, Inc. Class A (a)	55	7,026
MINDBODY, Inc. Class A (a)	3,390	123,396
Mitek Systems, Inc. (a)	3,490	37,727
MobileIron, Inc. (a)	6,790	31,166
Model N, Inc. (a)	1,870	24,740
Monotype Imaging Holdings, Inc.	3,602	55,903
New Relic, Inc. (a)	3,581	289,954
Nuance Communications, Inc. (a)	33,472	442,835
Nutanix, Inc. Class A (a)	17,235	716,804
OneSpan, Inc. (a)	3,429	44,406
Oracle Corp.	298,351	13,470,548
Palo Alto Networks, Inc. (a)	10,221	1,925,125
Park City Group, Inc. (a)	1,700	10,149
Paycom Software, Inc. (a) (b)	6,358	778,537
Paylocity Holding Corp. (a)	1,902	114,519
Pegasystems, Inc.	3,327	159,130
Pivotal Software, Inc. Class A (a) (b)	8,845	144,616
Progress Software Corp.	5,264	186,819
Proofpoint, Inc. (a)	5,068	424,749
PROS Holdings, Inc. (a)	3,334	104,688
PTC, Inc. (a)	12,209	1,012,126
Q2 Holdings, Inc. (a)	3,511	173,970
Qualys, Inc. (a)	3,625	270,932
Rapid7, Inc. (a)	12,074	376,226
RealNetworks, Inc. (a)	1,820	4,204
RealPage, Inc. (a)	6,988	336,752
Red Hat, Inc. (a)	19,549	3,433,586
RingCentral, Inc. Class A (a)	10,168	838,250
Rubicon Project, Inc. (a)	62,902	234,624
SailPoint Technologies Holding, Inc. (a)	20,148	473,277
salesforce.com, Inc. (a)	84,680	11,598,620
SecureWorks Corp. Class A (a) (b)	9,474	160,016
SendGrid, Inc. (a)	11,803	509,535
ServiceNow, Inc. (a)	19,016	3,385,799
SharpSpring, Inc. (a) (b)	13,532	172,262
ShotSpotter, Inc. (a) (b)	8,445	263,315
Smartsheet, Inc. Class A (a)	12,832	319,004
Splunk, Inc. (a)	15,745	1,650,863
SPS Commerce, Inc. (a)	42	3,460
SS&C Technologies Holdings, Inc.	19,928	898,952
Symantec Corp.	69,098	1,305,607
Synopsys, Inc. (a)	16,580	1,396,699
Tableau Software, Inc. Class A (a)	6,832	819,840
Telaria, Inc. (a)	1,860	5,078
Telenav, Inc. (a)	3,530	14,332
Teradata Corp. (a)	13,134	503,820
TiVo Corp.	1,612	15,169
Trade Desk, Inc. Class A (a) (b)	6,708	778,530
Tyler Technologies, Inc. (a)	3,480	646,654
Security Description	Shares	Value
Ultimate Software Group, Inc. (a)	3,388	$ 829,620
Upland Software, Inc. (a)	6,116	166,233
Varonis Systems, Inc. (a)	3,241	171,449
Verint Systems, Inc. (a)	6,907	292,235
VirnetX Holding Corp. (a) (b)	138	331
VMware, Inc. Class A	7,019	962,515
Workday, Inc. Class A (a)	17,452	2,786,735
Workiva, Inc. (a)	1,830	65,679
Yext, Inc. (a)	13,832	205,405
Zendesk, Inc. (a)	10,499	612,827
Zix Corp. (a)	5,302	30,380
Zscaler, Inc. (a) (b)	10,274	402,844
Zuora, Inc. Class A (a) (b)	19,048	345,531
		181,075,020
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	8,536	358,939
Abercrombie & Fitch Co. Class A	199	3,990
Advance Auto Parts, Inc.	8,502	1,338,725
American Eagle Outfitters, Inc.	19,231	371,735
America's Car-Mart, Inc. (a)	172	12,461
Asbury Automotive Group, Inc. (a)	2,187	145,785
Ascena Retail Group, Inc. (a)	189	474
At Home Group, Inc. (a) (b)	3,510	65,497
AutoNation, Inc. (a)	10,286	367,210
AutoZone, Inc. (a)	2,754	2,308,788
Barnes & Noble Education, Inc. (a)	21	84
Barnes & Noble, Inc. (b)	6,805	48,247
Bed Bath & Beyond, Inc. (b)	14,995	169,743
Best Buy Co., Inc.	28,532	1,511,055
Big 5 Sporting Goods Corp. (b)	21	54
Boot Barn Holdings, Inc. (a)	1,670	28,440
Buckle, Inc.	127	2,456
Build-A-Bear Workshop, Inc. (a)	1,740	6,873
Burlington Stores, Inc. (a)	7,265	1,181,798
Caleres, Inc.	5,077	141,293
Camping World Holdings, Inc. Class A (b)	1,870	21,449
CarMax, Inc. (a)	20,304	1,273,670
Carvana Co. (a) (b)	3,558	116,382
Cato Corp. Class A	3,937	56,181
Chico's FAS, Inc.	189	1,062
Children's Place, Inc. (b)	1,859	167,477
Citi Trends, Inc.	1,662	33,888
Conn's, Inc. (a)	184	3,470
Container Store Group, Inc. (a)	1,780	8,491
Dick's Sporting Goods, Inc. (b)	8,541	266,479
DSW, Inc. Class A	8,584	212,025
Express, Inc. (a) (b)	1,574	8,043
Five Below, Inc. (a)	5,344	546,798
Floor & Decor Holdings, Inc. Class A (a) (b)	8,015	207,589
Foot Locker, Inc.	11,380	605,416
Francesca's Holdings Corp. (a) (b)	42	41
GameStop Corp. Class A	147	1,855
Gap, Inc.	25,317	652,166
Genesco, Inc. (a)	21	930

50

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
GNC Holdings, Inc. Class A (a) (b)	105	$ 249
Group 1 Automotive, Inc.	1,859	98,007
Guess?, Inc.	1,681	34,914
Haverty Furniture Cos., Inc.	1,824	34,255
Hibbett Sports, Inc. (a) (b)	42	601
Home Depot, Inc.	125,638	21,587,121
J. Jill, Inc. (a)	3,350	17,856
Kirkland's, Inc. (a)	58	553
L Brands, Inc.	26,671	684,645
Lithia Motors, Inc. Class A (b)	3,309	252,576
Lowe's Cos., Inc.	91,238	8,426,742
Lumber Liquidators Holdings, Inc. (a) (b)	99	942
MarineMax, Inc. (a)	1,901	34,807
Michaels Cos., Inc. (a) (b)	12,150	164,511
Monro, Inc. (b)	3,604	247,775
Murphy USA, Inc. (a)	4,940	378,602
Office Depot, Inc.	3,455	8,914
O'Reilly Automotive, Inc. (a)	8,506	2,928,871
Penske Automotive Group, Inc. (b)	3,587	144,628
Pier 1 Imports, Inc. (b)	105	32
Rent-A-Center, Inc. (a)	170	2,752
RH (a)	1,634	195,786
Ross Stores, Inc.	39,714	3,304,205
RTW RetailWinds, Inc. (a)	3,370	9,537
Sally Beauty Holdings, Inc. (a) (b)	13,493	230,056
Shoe Carnival, Inc. (b)	1,668	55,895
Sleep Number Corp. (a)	5,355	169,914
Sonic Automotive, Inc. Class A (b)	3,602	49,564
Sportsman's Warehouse Holdings, Inc. (a) (b)	4,647	20,354
Tailored Brands, Inc. (b)	1,570	21,415
Tiffany & Co.	13,751	1,107,093
Tile Shop Holdings, Inc.	21	115
Tilly's, Inc. Class A	1,640	17,810
TJX Cos., Inc.	134,688	6,025,941
Tractor Supply Co.	13,773	1,149,219
TravelCenters of America LLC (a)	3,460	13,010
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,529	1,598,560
Urban Outfitters, Inc. (a)	8,196	272,107
Vitamin Shoppe, Inc. (a)	42	199
Williams-Sonoma, Inc. (b)	8,750	441,438
Winmark Corp.	60	9,540
Zumiez, Inc. (a)	94	1,802
		61,989,972
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
3D Systems Corp. (a) (b)	8,671	88,184
Apple, Inc.	512,307	80,811,306
Avid Technology, Inc. (a)	3,620	17,195
Cray, Inc. (a)	42	907
Dell Technologies, Inc. Class C (a)	13,492	659,319
Diebold Nixdorf, Inc. (b)	8,464	21,075
Eastman Kodak Co. (a) (b)	5,010	12,775
Electronics For Imaging, Inc. (a)	5,211	129,233
Security Description	Shares	Value
Hewlett Packard Enterprise Co.	165,655	$ 2,188,302
HP, Inc.	175,310	3,586,843
Immersion Corp. (a)	21	188
Intevac, Inc. (a)	1,860	9,728
NCR Corp. (a) (b)	13,632	314,627
NetApp, Inc.	30,135	1,798,155
Pure Storage, Inc. Class A (a)	10,332	166,139
Stratasys, Ltd. (a)	63	1,135
USA Technologies, Inc. (a)	5,150	20,033
Western Digital Corp.	31,869	1,178,197
Xerox Corp.	27,671	546,779
		91,550,120
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	5,193	423,853
Columbia Sportswear Co.	3,418	287,420
Crocs, Inc. (a)	8,835	229,533
Culp, Inc.	1,610	30,429
Deckers Outdoor Corp. (a)	3,516	449,872
Delta Apparel, Inc. (a)	140	2,412
Fossil Group, Inc. (a) (b)	63	991
G-III Apparel Group, Ltd. (a)	5,126	142,964
Hanesbrands, Inc. (b)	40,499	507,452
Lakeland Industries, Inc. (a)	150	1,566
Lululemon Athletica, Inc. (a)	10,896	1,325,063
Movado Group, Inc.	1,741	55,050
NIKE, Inc. Class B	141,335	10,478,577
Oxford Industries, Inc.	1,741	123,681
PVH Corp.	8,609	800,207
Ralph Lauren Corp.	6,203	641,762
Sequential Brands Group, Inc. (a) (b)	5,060	4,048
Skechers U.S.A., Inc. Class A (a)	12,213	279,556
Steven Madden, Ltd.	10,030	303,508
Superior Group of Cos., Inc.	180	3,177
Tapestry, Inc.	31,861	1,075,309
Under Armour, Inc. Class A (a)	19,966	352,799
Unifi, Inc. (a)	1,738	39,696
Vera Bradley, Inc. (a)	21	180
VF Corp.	43,191	3,081,246
Wolverine World Wide, Inc.	10,391	331,369
		20,971,720
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	7,012	176,562
Beneficial Bancorp, Inc.	6,904	98,658
Capitol Federal Financial, Inc.	15,485	197,743
Dime Community Bancshares, Inc.	3,463	58,802
ESSA Bancorp, Inc.	1,580	24,664
Federal Agricultural Mortgage Corp. Class C	158	9,549
First Defiance Financial Corp.	3,156	77,353
Flagstar Bancorp, Inc. (a)	1,824	48,154
Home Bancorp, Inc.	130	4,602
HomeStreet, Inc. (a)	3,302	70,101

51

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Impac Mortgage Holdings, Inc. (a) (b)	1,660	$ 6,275
Kearny Financial Corp.	10,511	134,751
LendingTree, Inc. (a) (b)	1,182	259,532
Meridian Bancorp, Inc.	5,300	75,896
Meta Financial Group, Inc.	540	10,471
MGIC Investment Corp. (a)	43,695	457,050
Mr Cooper Group, Inc. (a) (b)	76,704	895,136
New York Community Bancorp, Inc. (b)	55,939	526,386
NMI Holdings, Inc. Class A (a)	5,210	92,998
Northfield Bancorp, Inc.	5,355	72,560
Northwest Bancshares, Inc.	10,425	176,599
OceanFirst Financial Corp.	3,922	88,284
Ocwen Financial Corp. (a)	3,477	4,659
Oritani Financial Corp.	5,091	75,092
PennyMac Financial Services, Inc.	1,853	39,395
Provident Financial Holdings, Inc.	130	2,015
Provident Financial Services, Inc.	6,851	165,315
Prudential Bancorp, Inc.	1,550	27,280
Radian Group, Inc.	21,472	351,282
Riverview Bancorp, Inc.	1,820	13,250
SI Financial Group, Inc.	1,620	20,623
Southern Missouri Bancorp, Inc.	150	5,085
Territorial Bancorp, Inc.	158	4,105
Timberland Bancorp, Inc.	130	2,899
TrustCo Bank Corp. NY	10,328	70,850
United Community Financial Corp.	5,180	45,843
United Financial Bancorp, Inc.	6,393	93,977
Walker & Dunlop, Inc.	3,351	144,931
Washington Federal, Inc.	10,451	279,146
Waterstone Financial, Inc.	1,900	31,844
Western New England Bancorp, Inc.	3,380	33,935
WSFS Financial Corp.	3,436	130,259
		5,103,911
TOBACCO — 0.8%
22nd Century Group, Inc. (a) (b)	10,300	25,647
Altria Group, Inc.	179,027	8,842,144
Philip Morris International, Inc.	148,771	9,931,952
Turning Point Brands, Inc.	1,750	47,635
Universal Corp.	3,340	180,861
		19,028,239
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	10,455	315,845
Aircastle, Ltd.	6,940	119,646
Applied Industrial Technologies, Inc.	4,607	248,502
Beacon Roofing Supply, Inc. (a)	6,967	220,993
BMC Stock Holdings, Inc. (a)	7,000	108,360
CAI International, Inc. (a)	1,672	38,840
DXP Enterprises, Inc. (a)	29	807
Fastenal Co. (b)	31,671	1,656,077
Security Description	Shares	Value
Foundation Building Materials, Inc. (a)	1,790	$ 14,875
GATX Corp. (b)	5,101	361,202
General Finance Corp. (a)	1,620	16,378
GMS, Inc. (a)	3,390	50,375
H&E Equipment Services, Inc.	3,449	70,429
HD Supply Holdings, Inc. (a)	20,922	784,993
Herc Holdings, Inc. (a)	3,441	89,432
Huttig Building Products, Inc. (a) (b)	1,870	3,366
Kaman Corp.	3,364	188,687
Lawson Products, Inc. (a)	150	4,740
MRC Global, Inc. (a)	1,629	19,923
MSC Industrial Direct Co., Inc. Class A	5,121	393,907
Nexeo Solutions, Inc. (a) (b)	5,280	45,355
NOW, Inc. (a)	126	1,467
Rush Enterprises, Inc. Class A	2,127	73,339
Rush Enterprises, Inc. Class B	80	2,848
SiteOne Landscape Supply, Inc. (a) (b)	3,559	196,706
Systemax, Inc.	1,630	38,941
Titan Machinery, Inc. (a)	1,821	23,946
United Rentals, Inc. (a)	9,604	984,698
Univar, Inc. (a)	12,316	218,486
Veritiv Corp. (a)	1,616	40,351
W.W. Grainger, Inc.	5,300	1,496,508
Watsco, Inc.	3,450	480,033
WESCO International, Inc. (a)	5,137	246,576
Willis Lease Finance Corp. (a)	70	2,422
		8,559,053
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
Macquarie Infrastructure Corp.	10,224	373,789
WATER UTILITIES — 0.1%
American States Water Co.	3,648	244,562
American Water Works Co., Inc.	14,762	1,339,947
Aqua America, Inc.	17,424	595,727
AquaVenture Holdings, Ltd. (a)	1,650	31,168
Cadiz, Inc. (a) (b)	1,860	19,158
California Water Service Group	5,298	252,503
Connecticut Water Service, Inc.	1,521	101,709
Middlesex Water Co.	1,680	89,628
Pure Cycle Corp. (a)	1,850	18,371
SJW Group	1,860	103,453
York Water Co.	1,640	52,578
		2,848,804
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	3,560	73,229
Gogo, Inc. (a)	63	189
Shenandoah Telecommunications Co.	5,264	232,932
Spok Holdings, Inc.	1,834	24,319
Telephone & Data Systems, Inc.	10,437	339,620

52

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
T-Mobile US, Inc. (a)	33,405	$ 2,124,892
United States Cellular Corp. (a)	1,688	87,724
		2,882,905
TOTAL COMMON STOCKS (Cost $2,760,677,811)		2,540,396,294
LIMITED PARTNERSHIPS — 0.0%(f)
CAPITAL MARKETS — 0.0% (f)
JMP Group LLC	1,620	6,318
TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
Fortress Transportation & Infrastructure Investors LLC	6,990	100,237
TOTAL LIMITED PARTNERSHIPS (Cost $129,585)		106,555
PREFERRED STOCKS — 0.0% (f)
MEDIA — 0.0% (f)
GCI Liberty, Inc. 7.00% (Cost $14)	1	24
RIGHTS — 0.0% (f)
CHEMICALS — 0.0% (f)
A Schulman, Inc. (CVR) (a) (e)	2,701	5,402
DIVERSIFIED FINANCIAL SERVICES — 0.0% (f)
NewStar Financial, Inc. (CVR) (a) (e)	875	227
MEDIA — 0.0% (f)
Media General, Inc. (CVR) (a) (e)	1,318	132
PHARMACEUTICALS — 0.0% (f)
Corium International, Inc. (CVR) (a) (e)	3,134	564
TOTAL RIGHTS (Cost $5,950)		6,325
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	15,784,948	15,784,948
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	7,227,711	$ 7,227,711
TOTAL SHORT-TERM INVESTMENTS (Cost $23,012,659)		23,012,659
TOTAL INVESTMENTS — 100.1% (Cost $2,783,826,019)		2,563,521,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,858,189)
NET ASSETS — 100.0%		$ 2,560,663,668
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $7,610 representing 0.0% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	128	03/15/2019	$16,275,967	$16,033,280	$(242,687)
E-Mini S&P MidCap 400 Index (long)	2	03/15/2019	343,314	332,440	$ (10,874)
E-Mini Russell 2000 Index (long)	19	03/15/2019	1,308,224	1,281,550	$ (26,674)
53

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Total unrealized depreciation on open futures contracts purchased					$(280,235)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,540,395,009	$1,285	$ 0(a)	$2,540,396,294
Limited Partnerships	106,555	—	—	106,555
Preferred Stocks	24	—	—	24
Rights	—	6,325	—	6,325
Short-Term Investments	23,012,659	—	—	23,012,659
TOTAL INVESTMENTS	$2,563,514,247	$7,610	$ 0	$2,563,521,857
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(280,235)	—	—	(280,235)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (280,235)	$ —	$—	$ (280,235)
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	31,091	$ 2,894,261	$ 933,960	$ 185,211	$16,369	$(1,074,266)	40,988	$ 2,585,113	$ 35,440	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,071,013	4,071,013	42,577,116	30,863,181	—	—	15,784,948	15,784,948	142,875	—
State Street Navigator Securities Lending Government Money Market Portfolio	10,078,060	10,078,060	23,630,644	26,480,993	—	—	7,227,711	7,227,711	87,879	—
Total		$17,043,334	$67,141,720	$57,529,385	$16,369	$(1,074,266)		$25,597,772	$266,194	$—
54	SARSPTM

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.3%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$ 5,812,000	$ 1,073,418
Lamar Media Corp. 5.38%, 1/15/2024	4,598,000	4,618,461
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	8,412,000	7,662,575
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	5,256,000	5,236,395
5.63%, 2/15/2024	4,614,000	4,555,356
		23,146,205
AEROSPACE & DEFENSE — 1.6%
Arconic, Inc. 5.13%, 10/1/2024 (b)	11,883,000	11,442,616
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	4,045,000	3,819,977
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	12,066,000	11,313,806
7.50%, 12/1/2024 (a) (b)	9,394,000	8,925,145
7.50%, 3/15/2025 (a) (b)	14,915,000	14,057,387
8.75%, 12/1/2021 (a)	12,957,000	13,345,710
TransDigm UK Holdings PLC 6.88%, 5/15/2026 (a)	4,901,000	4,691,776
TransDigm, Inc.:
6.00%, 7/15/2022	11,619,000	11,371,051
6.38%, 6/15/2026	9,901,000	9,225,158
6.50%, 7/15/2024	12,489,000	12,147,426
6.50%, 5/15/2025	7,310,837	6,981,630
		107,321,682
AGRICULTURE — 0.2%
JBS Investments II GmbH 7.00%, 1/15/2026 (a) (b)	5,080,000	5,004,562
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	8,682,000	7,370,844
		12,375,406
AIRLINES — 0.1%
American Airlines Group, Inc. 4.63%, 3/1/2020 (a)	4,711,000	4,692,344
APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	8,837,000	8,278,590
4.88%, 5/15/2026 (a) (b)	9,395,000	8,475,511
Under Armour, Inc. 3.25%, 6/15/2026	5,211,000	4,331,696
		21,085,797
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	$ 8,601,000	$ 8,265,217
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	6,993,000	7,204,049
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	14,761,000	14,791,408
5.25%, 4/15/2023 (b)	12,460,820	12,208,987
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	3,112,000	3,019,480
4.25%, 11/15/2019 (a)	2,630,000	2,600,544
4.50%, 10/1/2027 (a) (b)	4,824,000	3,599,138
Navistar International Corp. 6.63%, 11/1/2025 (a)	11,407,000	11,023,839
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	17,094,625	14,870,785
		77,583,447
AUTO PARTS & EQUIPMENT — 0.9%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	8,574,000	6,539,990
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	7,001,000	6,369,370
Delphi Technologies PLC 5.00%, 10/1/2025 (a) (b)	8,620,000	7,241,145
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	6,761,000	5,972,329
5.00%, 5/31/2026 (b)	10,284,000	9,265,987
5.13%, 11/15/2023 (b)	7,787,000	7,630,170
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	5,369,749	5,116,780
4.50%, 9/15/2023 (a)	5,659,630	5,147,490
4.75%, 9/15/2026 (a)	5,229,000	4,563,714
Tenneco, Inc. 5.00%, 7/15/2026	4,892,000	3,755,246
		61,602,221
BANKS — 1.9%
Barclays PLC:
4.38%, 9/11/2024	12,655,000	11,937,082
4.84%, 5/9/2028	17,506,000	16,038,297
5.20%, 5/12/2026	20,921,000	20,146,505
CIT Group, Inc.:
4.13%, 3/9/2021	4,472,000	4,416,234
4.75%, 2/16/2024	5,779,000	5,562,461
5.25%, 3/7/2025	4,523,000	4,434,982
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	14,287,000	12,495,267
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	9,954,000	7,799,457
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	6,937,000	5,955,692

55

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	$ 19,662,000	$ 17,789,195
5.71%, 1/15/2026 (a) (b)	13,001,000	11,849,891
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	8,792,000	7,760,347
		126,185,410
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	7,283,000	6,885,421
BUILDING MATERIALS — 1.3%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	7,488,000	6,947,067
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	5,050,000	4,184,935
Griffon Corp. 5.25%, 3/1/2022	9,834,000	8,950,612
Masonite International Corp. 5.63%, 3/15/2023 (a)	4,652,000	4,509,695
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a)	6,299,000	5,763,585
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a) (b)	4,078,000	4,012,507
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	9,595,000	8,009,906
5.00%, 2/15/2027 (a) (b)	5,897,000	5,187,355
5.38%, 11/15/2024 (a)	10,240,000	9,641,062
5.50%, 2/15/2023 (a) (b)	3,800,000	3,721,606
6.00%, 10/15/2025 (a)	10,774,000	10,349,720
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	4,972,000	4,910,347
US Concrete, Inc. 6.38%, 6/1/2024	5,427,000	5,004,400
USG Corp. 4.88%, 6/1/2027 (a)	3,864,000	3,891,937
		85,084,734
CHEMICALS — 2.1%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a) (b)	5,316,000	5,023,620
Blue Cube Spinco LLC:
9.75%, 10/15/2023 (b)	4,543,500	4,999,213
10.00%, 10/15/2025	4,590,000	5,208,227
Chemours Co.:
5.38%, 5/15/2027	7,041,000	6,343,800
6.63%, 5/15/2023	7,142,000	7,213,420
7.00%, 5/15/2025	6,649,000	6,747,738
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	5,067,000	4,833,259
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,001,000	6,226,097
Security Description	Principal Amount	Value
Hexion, Inc. 10.38%, 2/1/2022 (a)	$ 5,759,000	$ 4,550,186
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	5,019,000	4,454,112
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	105,000	105,002
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	9,625,000	10,233,492
OCI NV 6.63%, 4/15/2023 (a)	7,370,000	7,284,803
Olin Corp.:
5.00%, 2/1/2030	6,990,000	6,114,153
5.13%, 9/15/2027 (b)	5,674,000	5,243,911
Platform Specialty Products Corp.:
5.88%, 12/1/2025 (a) (b)	8,898,000	8,314,113
6.50%, 2/1/2022 (a)	10,948,000	11,000,003
PQ Corp. 6.75%, 11/15/2022 (a)	5,288,000	5,415,388
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	5,500,000	5,044,985
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	4,924,000	4,277,774
SPCM SA 4.88%, 9/15/2025 (a)	4,927,000	4,379,167
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	5,670,000	5,275,595
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	5,024,000	4,397,256
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	5,940,000	4,948,733
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	6,476,000	6,432,611
		144,066,658
COAL — 0.2%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	4,753,000	4,652,427
6.38%, 3/31/2025 (a)	5,186,000	4,843,309
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	7,093,000	6,703,807
		16,199,543
COMMERCIAL SERVICES — 4.3%
ADT Security Corp.:
4.88%, 7/15/2032 (a)	7,732,000	5,777,582
6.25%, 10/15/2021	10,399,000	10,546,458
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	6,208,000	4,972,360

56

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
APTIM Corp. 7.75%, 6/15/2025 (a) (b)	$ 4,319,000	$ 3,275,271
APX Group, Inc. 7.88%, 12/1/2022	9,637,000	9,102,147
Brink's Co. 4.63%, 10/15/2027 (a)	3,146,000	2,864,307
Cenveo Corp. 6.00%, 8/1/2019 (a) (d)	2,175,000	563,347
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a) (b)	12,615,000	12,141,055
8.25%, 11/15/2026 (a)	15,481,000	14,146,847
Garda World Security Corp. 8.75%, 5/15/2025 (a)	6,740,000	6,147,891
Gartner, Inc. 5.13%, 4/1/2025 (a)	9,379,000	9,121,546
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	8,029,000	5,882,447
6.25%, 10/15/2022	693,000	597,941
7.63%, 6/1/2022 (a)	12,447,500	11,762,763
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	11,562,000	11,059,631
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	5,110,000	4,341,967
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	8,238,000	8,464,051
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	4,612,000	4,363,137
5.50%, 10/1/2021 (a)	32,500	32,305
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	22,932,500	22,013,365
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a) (b)	26,648,000	27,474,887
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	4,301,000	4,211,066
Service Corp. International:
4.63%, 12/15/2027	4,551,000	4,307,203
5.38%, 5/15/2024	8,171,000	8,100,729
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	8,553,000	8,080,703
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	8,590,000	7,015,281
United Rentals North America, Inc.:
4.63%, 7/15/2023	8,612,000	8,460,946
4.63%, 10/15/2025	7,293,000	6,545,468
4.88%, 1/15/2028	16,112,000	14,143,758
5.50%, 7/15/2025	7,672,000	7,250,884
5.50%, 5/15/2027	9,678,000	8,975,280
5.75%, 11/15/2024	8,402,000	8,107,930
5.88%, 9/15/2026	9,667,000	9,193,510
6.50%, 12/15/2026 (b)	10,380,000	10,224,300
Security Description	Principal Amount	Value
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	$ 11,098,000	$ 10,430,233
		289,698,596
COMPUTERS — 1.5%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	14,257,000	13,047,151
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	150,000	173,481
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	15,071,000	15,085,167
7.13%, 6/15/2024 (a)	15,287,000	15,556,968
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	9,731,000	9,390,415
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a) (b)	7,641,000	6,895,086
9.25%, 3/1/2021 (a) (b)	6,839,500	6,059,865
NCR Corp. 6.38%, 12/15/2023 (b)	5,593,000	5,414,695
West Corp. 8.50%, 10/15/2025 (a)	12,022,000	9,677,951
Western Digital Corp. 4.75%, 2/15/2026	25,075,000	21,752,061
		103,052,840
COSMETICS/PERSONAL CARE — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	4,848,000	4,752,155
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	6,143,000	5,309,764
		10,061,919
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	3,656,000	3,478,977
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a) (d)	3,724,000	570,405
Core & Main L.P. 6.13%, 8/15/2025 (a)	5,962,000	5,276,966
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	9,343,000	8,561,178
HD Supply, Inc. 5.38%, 10/15/2026 (a)	5,043,000	4,891,710
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	9,296,000	8,389,640
		31,168,876
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc.:
3.75%, 11/18/2019	70,000	69,853

57

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/30/2020	$ 7,666,500	$ 7,573,965
4.13%, 2/13/2022	6,185,000	5,985,781
4.25%, 4/15/2021	6,329,000	6,204,066
4.63%, 3/30/2025	4,899,000	4,763,592
5.13%, 9/30/2024	6,954,000	6,927,714
5.75%, 11/20/2025 (b)	8,374,000	8,329,785
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	4,679,000	2,482,350
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	7,350,000	5,731,677
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	5,102,000	4,817,002
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	12,176,000	11,933,819
6.25%, 2/1/2022	12,346,000	12,314,024
6.38%, 12/15/2025 (b)	8,281,000	8,016,588
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a) (b)	4,423,000	4,358,999
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	4,558,000	4,421,260
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	4,965,000	4,878,261
LPL Holdings, Inc. 5.75%, 9/15/2025 (a) (b)	7,256,000	6,802,500
Navient Corp.:
5.00%, 10/26/2020	5,242,000	5,032,320
5.88%, 3/25/2021	6,804,000	6,514,830
5.88%, 10/25/2024	4,736,000	3,969,715
6.50%, 6/15/2022	10,469,000	9,760,249
6.63%, 7/26/2021	7,310,000	7,060,656
6.75%, 6/25/2025 (b)	4,622,000	3,955,415
6.75%, 6/15/2026 (b)	5,014,000	4,162,021
7.25%, 9/25/2023	5,429,000	4,981,108
Series MTN, 6.13%, 3/25/2024 (b)	8,270,000	7,076,308
NFP Corp. 6.88%, 7/15/2025 (a)	7,135,000	6,439,409
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	7,326,000	6,574,865
5.75%, 5/1/2025 (a)	13,391,000	12,515,630
Springleaf Finance Corp.:
5.25%, 12/15/2019	5,495,000	5,505,990
5.63%, 3/15/2023	9,552,000	8,749,154
6.13%, 5/15/2022	6,681,000	6,477,029
6.88%, 3/15/2025	12,852,000	11,473,366
7.13%, 3/15/2026	15,583,000	13,921,229
7.75%, 10/1/2021	1,666,000	1,679,395
8.25%, 12/15/2020	7,577,475	7,829,199
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a) (b)	6,658,000	6,271,170
Security Description	Principal Amount	Value
Travelport Corporate Finance PLC 6.00%, 3/15/2026 (a)	$ 7,606,000	$ 7,674,378
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	3,469,000	3,161,543
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	5,122,000	4,971,464
Wand Merger Corp.:
8.13%, 7/15/2023 (a)	8,035,000	7,840,392
9.13%, 7/15/2026 (a)	8,374,000	8,101,929
		277,310,000
ELECTRIC — 2.6%
AES Corp.:
4.00%, 3/15/2021	4,749,000	4,668,314
4.50%, 3/15/2023	4,778,000	4,658,072
5.13%, 9/1/2027	4,646,000	4,488,965
5.50%, 4/15/2025	5,508,000	5,479,634
6.00%, 5/15/2026	4,673,000	4,765,432
Calpine Corp.:
5.25%, 6/1/2026 (a) (b)	12,171,000	11,106,038
5.38%, 1/15/2023	12,159,000	11,387,025
5.50%, 2/1/2024 (b)	6,680,000	6,111,866
5.75%, 1/15/2025 (b)	14,095,000	12,872,682
6.00%, 1/15/2022 (a)	681,000	675,259
Clearway Energy Operating LLC:
5.38%, 8/15/2024	4,725,000	4,493,286
5.75%, 10/15/2025 (a)	5,742,000	5,484,644
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	5,772,000	5,310,471
4.50%, 9/15/2027 (a)	5,104,000	4,535,261
NRG Energy, Inc.:
5.75%, 1/15/2028 (a)	840	808
5.75%, 1/15/2028 (b)	8,480,000	8,157,760
6.25%, 5/1/2024 (b)	8,282,000	8,406,230
6.63%, 1/15/2027	12,286,000	12,436,749
7.25%, 5/15/2026	10,895,000	11,353,135
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	6,735,000	4,805,557
10.50%, 1/15/2026 (a)	6,511,000	5,514,752
Vistra Energy Corp.:
7.38%, 11/1/2022	17,395,000	17,956,163
7.63%, 11/1/2024	11,873,000	12,558,784
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	9,593,000	9,313,076
		176,539,963
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026 (a) (b)	5,022,000	4,606,731

58

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a) (b)	$ 5,689,000	$ 5,152,641
WESCO Distribution, Inc. 5.38%, 12/15/2021	795,000	785,420
		10,544,792
ELECTRONICS — 0.2%
Ingram Micro, Inc. 5.45%, 12/15/2024	5,386,000	5,064,025
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	6,664,000	6,279,354
		11,343,379
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a) (b)	4,766,125	4,460,807
5.00%, 1/31/2028 (a)	6,104,000	5,417,300
		9,878,107
ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	11,349,000	9,712,134
5.88%, 10/15/2024	7,328,000	7,197,195
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	9,326,000	7,918,054
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	4,722,000	4,398,826
		29,226,209
ENTERTAINMENT — 2.3%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	5,769,000	5,115,142
5.88%, 11/15/2026	7,031,330	6,025,920
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	4,976,000	4,702,818
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	2,814,000	2,546,107
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	16,503,000	14,413,060
Delta Merger Sub, Inc. 6.00%, 9/15/2026 (a) (b)	4,203,000	3,971,331
Eldorado Resorts, Inc. 6.00%, 4/1/2025 (b)	10,488,000	10,122,493
International Game Technology PLC:
6.25%, 2/15/2022 (a)	15,672,500	15,706,039
6.25%, 1/15/2027 (a)	7,026,000	6,738,707
6.50%, 2/15/2025 (a)	11,741,000	11,646,485
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	5,751,000	5,714,941
Security Description	Principal Amount	Value
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	$ 5,968,000	$ 5,678,731
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	5,803,000	5,402,999
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a) (b)	11,856,000	10,619,419
10.00%, 12/1/2022	23,130,000	23,436,472
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	9,068,000	8,588,212
5.50%, 4/15/2027 (a) (b)	4,616,000	4,368,675
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	9,495,000	9,227,241
		154,024,792
ENVIRONMENTAL CONTROL — 0.1%
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	5,661,000	5,389,668
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,978,000	4,589,318
		9,978,986
FOOD — 2.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75%, 3/15/2025	12,159,000	10,639,125
6.63%, 6/15/2024	13,323,000	12,436,088
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	8,546,000	7,952,651
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	5,523,000	4,349,363
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	6,660,000	5,363,298
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	7,867,000	5,651,495
JBS Investments GmbH 7.25%, 4/3/2024 (a) (b)	5,408,000	5,486,416
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	11,280,000	10,795,637
5.88%, 7/15/2024 (a)	5,029,000	4,907,097
6.75%, 2/15/2028 (a)	9,235,000	9,021,394
7.25%, 1/30/2019 (a) (b)	131,000	132,469
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	7,935,000	7,734,165
4.88%, 11/1/2026 (a)	6,025,000	5,809,425
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a) (b)	7,622,000	7,166,967
5.88%, 9/30/2027 (a) (b)	7,693,000	7,013,093
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	18,380,000	16,744,548
5.50%, 3/1/2025 (a)	9,397,000	9,028,356
5.63%, 1/15/2028 (a)	9,050,000	8,334,416

59

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 3/1/2027 (a)	$ 12,823,000	$ 12,017,844
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	4,967,000	4,298,243
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	2,689,000	1,912,363
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	4,785,500	4,737,645
US Foods, Inc. 5.88%, 6/15/2024 (a)	6,152,000	5,982,820
		167,514,918
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	4,659,000	4,385,377
5.00%, 4/1/2025 (a)	4,501,000	4,428,219
5.00%, 2/1/2028 (a)	12,378,000	11,576,277
5.13%, 1/15/2024	8,564,000	8,491,120
		28,880,993
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	6,567,000	6,010,184
5.63%, 5/20/2024	5,580,000	5,285,488
5.75%, 5/20/2027	5,129,000	4,581,274
5.88%, 8/20/2026	6,867,000	6,266,824
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	5,905,000	5,686,338
		27,830,108
HEALTH CARE PRODUCTS — 1.4%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	14,098,000	13,846,492
9.00%, 10/1/2025 (a) (b)	19,428,000	19,416,926
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	8,762,000	9,018,288
Hologic, Inc. 4.38%, 10/15/2025 (a)	9,115,000	8,504,022
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	4,727,825	4,789,429
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	6,841,000	6,624,824
5.50%, 4/15/2025 (a) (b)	7,461,000	5,148,090
5.63%, 10/15/2023 (a) (b)	7,969,000	6,054,766
5.75%, 8/1/2022 (a) (b)	8,443,000	7,255,070
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	13,566,750	12,122,569
Security Description	Principal Amount	Value
Teleflex, Inc. 4.63%, 11/15/2027	$ 4,962,000	$ 4,618,630
		97,399,106
HEALTH CARE SERVICES — 7.0%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	6,640,000	6,253,286
Centene Corp.:
4.75%, 5/15/2022	8,944,000	8,877,278
4.75%, 1/15/2025	11,472,000	10,967,003
5.63%, 2/15/2021	13,298,000	13,423,400
6.13%, 2/15/2024	9,212,000	9,443,129
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	16,110,000	15,731,576
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	4,684,000	4,625,591
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	9,271,000	8,623,699
6.25%, 3/31/2023	30,695,000	27,921,400
6.88%, 2/1/2022	25,186,000	11,242,275
8.13%, 6/30/2024 (a) (b)	14,201,000	10,244,317
11.00%, 6/30/2023 (a) (b) (e)	17,087,771	13,262,673
Community Health Systems, Inc. 8.63%, 1/15/2024 (a)	9,724,000	9,639,693
DaVita, Inc.:
5.00%, 5/1/2025	14,019,000	12,720,140
5.13%, 7/15/2024 (b)	18,804,000	17,627,246
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	5,640,000	5,411,411
Envision Helthcare Corp. 8.75%, 10/15/2026 (a) (b)	12,637,000	10,940,609
HCA, Inc.:
4.50%, 2/15/2027	12,448,000	11,843,401
5.00%, 3/15/2024	19,665,000	19,516,529
5.25%, 4/15/2025	13,826,000	13,797,518
5.25%, 6/15/2026	13,854,500	13,757,518
5.38%, 2/1/2025	25,498,000	24,989,570
5.38%, 9/1/2026	11,190,000	10,885,856
5.63%, 9/1/2028	10,053,000	9,717,933
5.88%, 2/15/2026	14,144,000	14,194,070
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	7,769,000	7,633,897
6.25%, 1/15/2027 (a) (b)	5,078,000	4,901,895
Molina Healthcare, Inc. 5.38%, 11/15/2022	6,497,000	6,280,845
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	16,771,000	15,639,125
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	13,151,171	12,013,332
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	8,487,000	8,572,549

60

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	$ 14,598,000	$ 13,902,697
Tenet Healthcare Corp.:
4.63%, 7/15/2024	18,536,000	17,266,099
5.13%, 5/1/2025	11,265,000	10,513,962
6.75%, 6/15/2023 (b)	19,401,000	18,213,077
7.00%, 8/1/2025 (b)	3,380,000	3,139,648
7.50%, 1/1/2022 (a) (b)	7,194,000	7,302,126
8.13%, 4/1/2022 (b)	3,705,000	3,709,742
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	13,180,000	12,688,254
5.38%, 8/15/2026 (a)	6,882,000	6,654,481
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a) (b)	7,621,000	6,744,890
		470,833,740
HOLDING COMPANIES-DIVERS — 0.1%
Stena AB 7.00%, 2/1/2024 (a) (b)	4,344,000	3,976,975
HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	6,495,000	6,476,814
Lennar Corp.:
4.13%, 1/15/2022	5,107,000	4,916,100
4.50%, 11/15/2019	454,740	454,345
4.50%, 4/30/2024 (b)	5,886,000	5,574,160
4.75%, 4/1/2021	5,490,000	5,430,543
4.75%, 5/30/2025 (b)	3,481,000	3,280,912
4.75%, 11/29/2027	9,282,000	8,425,364
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	4,073,000	3,701,991
PulteGroup, Inc.:
4.25%, 3/1/2021	7,719,928	7,678,086
5.00%, 1/15/2027	6,624,000	6,027,840
5.50%, 3/1/2026	6,666,000	6,432,690
		58,398,845
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	5,632,000	5,124,444
HOUSEHOLD PRODUCTS & WARES — 0.4%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	9,378,000	7,292,708
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	5,728,000	5,532,904
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	8,215,000	8,345,372
Security Description	Principal Amount	Value
Spectrum Brands, Inc. 5.75%, 7/15/2025	$ 8,564,000	$ 8,135,458
		29,306,442
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	9,219,000	7,842,603
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	6,609,000	6,547,801
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	3,544,000	3,428,040
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	5,137,000	4,350,731
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	4,666,000	4,215,544
CNO Financial Group, Inc. 5.25%, 5/30/2025	4,621,000	4,410,560
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	5,184,000	4,977,521
HUB International, Ltd. 7.00%, 5/1/2026 (a)	10,651,000	9,623,285
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	6,488,000	5,967,922
		51,364,007
INTERNET — 1.8%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	10,142,000	9,262,283
4.88%, 4/15/2028	16,380,000	14,946,422
5.50%, 2/15/2022 (b)	7,156,500	7,189,778
5.88%, 2/15/2025	7,605,000	7,686,906
5.88%, 11/15/2028 (a)	18,890,000	18,384,881
6.38%, 5/15/2029 (a) (b)	7,057,000	7,003,437
Symantec Corp. 5.00%, 4/15/2025 (a)	11,640,000	10,891,082
VeriSign, Inc.:
4.75%, 7/15/2027 (b)	5,323,000	5,040,083
5.25%, 4/1/2025	4,054,000	4,052,906
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	16,366,000	14,565,085
6.00%, 4/1/2023	13,796,000	13,062,329
6.38%, 5/15/2025 (b)	9,539,000	8,871,270
		120,956,462
IRON/STEEL — 0.7%
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	147,000	150,003
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	5,604,000	5,022,585

61

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	$ 6,634,000	$ 6,668,232
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (b)	10,495,000	9,432,381
Steel Dynamics, Inc.:
5.13%, 10/1/2021	6,120,500	6,155,448
5.50%, 10/1/2024 (b)	4,694,780	4,685,860
United States Steel Corp.:
6.25%, 3/15/2026	6,302,000	5,569,519
6.88%, 8/15/2025 (b)	8,224,000	7,603,499
		45,287,527
LEISURE TIME — 0.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	4,768,000	4,519,540
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	5,678,000	5,667,780
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	4,162,000	4,113,096
5.38%, 4/15/2023 (a)	5,625,000	5,614,369
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	6,225,000	6,578,331
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	7,308,000	6,824,137
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	5,771,000	5,351,737
		38,668,990
LODGING — 2.4%
Boyd Gaming Corp.:
6.00%, 8/15/2026	5,954,000	5,606,167
6.38%, 4/1/2026	7,575,000	7,312,753
6.88%, 5/15/2023 (b)	8,508,000	8,591,804
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	5,072,000	4,836,152
10.75%, 9/1/2024 (a) (b)	5,567,000	4,992,430
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	9,067,000	8,576,747
5.13%, 5/1/2026 (a)	13,753,000	13,187,889
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	8,894,000	8,497,150
4.88%, 4/1/2027	5,915,000	5,553,594
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	6,476,000	6,534,478
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	8,556,000	8,250,380
MGM Resorts International:
4.63%, 9/1/2026	4,474,000	4,020,963
5.25%, 3/31/2020 (b)	4,368,000	4,387,263
5.75%, 6/15/2025	9,205,000	8,892,766
6.00%, 3/15/2023	11,592,500	11,630,292
Security Description	Principal Amount	Value
Station Casinos LLC 5.00%, 10/1/2025 (a)	$ 4,588,000	$ 4,162,463
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	7,714,000	7,888,799
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	2,744,000	2,603,041
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	8,270,000	7,299,102
5.50%, 3/1/2025 (a) (b)	20,645,000	19,399,694
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a) (b)	6,258,000	5,664,554
5.50%, 10/1/2027 (a)	6,399,000	5,667,466
		163,555,947
MACHINERY, CONSTRUCTION & MINING — 0.3%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	5,314,000	4,922,571
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	8,197,000	7,417,957
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	5,020,000	4,656,803
		16,997,331
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	5,600,000	5,768,728
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	3,569,000	3,271,559
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	7,047,000	6,068,172
		15,108,459
MEDIA — 10.5%
Altice Financing SA:
6.63%, 2/15/2023 (a)	20,434,500	19,665,550
7.50%, 5/15/2026 (a) (b)	27,264,000	24,905,119
Altice France SA:
6.25%, 5/15/2024 (a)	14,944,000	13,928,107
7.38%, 5/1/2026 (a)	51,291,000	47,044,105
8.13%, 2/1/2027 (a)	17,611,000	16,598,367
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	15,041,000	11,279,998
7.75%, 5/15/2022 (a) (b)	30,022,000	27,373,459
AMC Networks, Inc.:
4.75%, 8/1/2025	7,633,000	6,981,981
5.00%, 4/1/2024	9,916,000	9,416,234
Block Communications, Inc. 6.88%, 2/15/2025 (a)	3,738,000	3,775,492
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	5,121,000	4,784,858
5.00%, 2/1/2028 (a)	24,224,000	22,283,900

62

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 5/1/2023 (a)	$ 10,707,000	$ 10,440,074
5.13%, 5/1/2027 (a)	31,617,000	29,430,052
5.38%, 5/1/2025 (a)	7,824,000	7,503,764
5.50%, 5/1/2026 (a)	14,031,000	13,504,837
5.75%, 2/15/2026 (a)	23,696,000	23,230,374
5.88%, 4/1/2024 (a)	15,938,000	15,848,588
5.88%, 5/1/2027 (a)	8,107,000	7,888,922
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	6,419,000	4,368,129
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	500,000	522,345
CSC Holdings LLC:
5.25%, 6/1/2024	8,116,000	7,449,514
5.38%, 7/15/2023 (a)	10,999,000	10,744,703
5.38%, 2/1/2028 (a)	9,937,000	9,152,176
5.50%, 5/15/2026 (a)	15,354,000	14,550,218
5.50%, 4/15/2027 (a)	13,559,000	12,677,665
6.63%, 10/15/2025 (a) (b)	11,211,000	11,369,075
7.50%, 4/1/2028 (a) (b)	10,137,350	10,105,316
7.75%, 7/15/2025 (a) (b)	6,045,250	6,143,425
10.13%, 1/15/2023 (a)	16,597,000	17,866,338
10.88%, 10/15/2025 (a)	18,290,000	20,527,416
Series 144S, 5.13%, 12/15/2021 (a)	1,868,000	1,830,621
DISH DBS Corp.:
5.88%, 11/15/2024 (b)	19,394,000	15,606,740
7.75%, 7/1/2026 (b)	20,878,000	17,272,161
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	7,122,000	6,933,694
Gray Television, Inc.:
5.13%, 10/15/2024 (a) (b)	5,599,000	5,163,230
5.88%, 7/15/2026 (a)	7,016,000	6,547,331
Meredith Corp. 6.88%, 2/1/2026 (a)	13,527,000	13,302,452
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	5,992,000	6,171,760
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a) (b)	7,656,000	7,154,226
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	6,022,000	5,656,344
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (b)	9,843,000	9,425,165
5.00%, 8/1/2027 (a) (b)	15,767,000	14,400,001
5.38%, 4/15/2025 (a)	9,912,000	9,376,950
5.38%, 7/15/2026 (a)	10,501,000	9,924,705
6.00%, 7/15/2024 (a) (b)	13,239,000	13,325,980
TEGNA, Inc. 6.38%, 10/15/2023	603,340	604,239
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	10,800,000	9,790,308
Security Description	Principal Amount	Value
Tribune Media Co. 5.88%, 7/15/2022	$ 11,112,000	$ 11,176,005
Unitymedia GmbH 6.13%, 1/15/2025 (a)	9,293,000	9,352,754
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a)	5,595,000	5,483,492
Univision Communications, Inc. 5.13%, 2/15/2025 (a) (b)	15,138,000	13,382,900
UPC Holding B.V. 5.50%, 1/15/2028 (a)	5,623,000	5,104,391
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	11,059,000	10,409,837
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	7,090,000	6,412,763
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	4,799,000	4,436,052
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	4,686,000	4,455,730
5.38%, 6/15/2024 (a)	5,078,000	5,092,574
Virgin Media Finance PLC 6.00%, 10/15/2024 (a)	5,585,000	5,380,980
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	8,920,000	8,170,185
5.50%, 8/15/2026 (a)	4,957,000	4,608,919
Ziggo B.V. 5.50%, 1/15/2027 (a)	19,472,000	17,524,800
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a) (b)	4,290,000	3,719,816
		708,557,206
METAL FABRICATE & HARDWARE — 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	8,556,000	8,272,711
Novelis Corp.:
5.88%, 9/30/2026 (a)	15,339,000	13,507,830
6.25%, 8/15/2024 (a)	11,208,000	10,561,411
		32,341,952
MINING — 1.4%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a)	5,610,000	5,375,783
6.75%, 9/30/2024 (a)	6,579,000	6,709,988
7.00%, 9/30/2026 (a)	5,530,000	5,668,250
Constellium NV:
5.88%, 2/15/2026 (a)	4,635,000	4,130,758
6.63%, 3/1/2025 (a) (b)	7,417,000	6,867,919
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	7,705,000	7,320,675

63

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 3/15/2023 (a) (b)	$ 4,391,000	$ 4,155,994
5.13%, 5/15/2024 (a) (b)	8,055,000	7,471,657
Freeport-McMoRan, Inc.:
4.00%, 11/14/2021	6,366,000	6,188,261
4.55%, 11/14/2024	7,135,000	6,618,283
6.88%, 2/15/2023	7,834,000	8,090,642
Hecla Mining Co. 6.88%, 5/1/2021	2,012,000	1,979,406
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a) (b)	6,004,000	5,863,326
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	7,818,000	7,876,166
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	4,388,000	4,341,882
Teck Resources, Ltd. 8.50%, 6/1/2024 (a)	5,550,000	5,953,929
		94,612,919
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	4,740,000	4,615,622
FXI Holdings, Inc. 7.88%, 11/1/2024 (a) (b)	4,924,000	4,234,739
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	5,583,575	5,441,082
Koppers, Inc. 6.00%, 2/15/2025 (a) (b)	5,451,000	4,829,041
		19,120,484
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	4,390,000	4,320,331
5.00%, 9/1/2025	4,841,000	4,651,571
5.50%, 12/1/2024 (b)	6,390,000	6,324,950
Pitney Bowes, Inc.:
3.88%, 10/1/2021 (b)	6,373,000	5,974,560
4.63%, 3/15/2024 (b)	5,045,000	4,165,909
Xerox Corp.:
3.63%, 3/15/2023	5,390,000	4,841,675
3.80%, 5/15/2024	2,000,000	1,641,740
		31,920,736
OIL & GAS — 8.6%
Aker BP ASA 5.88%, 3/31/2025 (a) (b)	3,084,000	3,073,113
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (b)	4,800,000	3,044,880
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	4,961,500	4,491,348
5.13%, 12/1/2022	10,696,000	10,053,705
5.38%, 11/1/2021	1,094,000	1,060,370
5.63%, 6/1/2023	5,938,000	5,655,886
Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	$ 5,018,000	$ 4,541,290
10.00%, 4/1/2022 (a) (b)	10,256,960	10,509,794
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	6,276,000	5,582,816
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	22,209,000	15,016,837
Callon Petroleum Co. 6.13%, 10/1/2024	5,578,000	5,211,525
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021 (b)	8,001,000	6,680,835
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	6,172,000	5,703,422
Chesapeake Energy Corp.:
7.00%, 10/1/2024 (b)	8,029,000	6,952,873
8.00%, 1/15/2025 (b)	12,439,000	11,005,281
8.00%, 6/15/2027 (b)	12,746,000	10,727,798
CNX Resources Corp. 5.88%, 4/15/2022	12,192,500	11,800,511
Comstock Escrow Corp. 9.75%, 8/15/2026 (a)	8,035,000	6,789,575
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	6,389,000	5,572,933
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	9,466,000	8,597,968
Denbury Resources, Inc.:
5.50%, 5/1/2022	396,000	263,289
9.00%, 5/15/2021 (a)	5,982,000	5,593,170
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	5,631,000	4,674,631
Diamondback Energy, Inc.:
4.75%, 11/1/2024	5,329,000	5,144,030
4.75%, 11/1/2024 (a)	7,660,000	7,394,121
5.38%, 5/31/2025	7,475,000	7,292,909
Eclipse Resources Corp. 8.88%, 7/15/2023	5,485,000	4,702,839
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	5,338,000	5,419,191
5.75%, 1/30/2028 (a)	4,738,000	4,832,950
Ensco PLC:
4.50%, 10/1/2024 (b)	6,715,000	4,381,873
5.20%, 3/15/2025 (b)	6,029,000	4,022,730
7.75%, 2/1/2026	10,172,000	7,511,920
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	569,000	167,827
7.75%, 5/15/2026 (a)	9,771,000	8,665,314
8.00%, 11/29/2024 (a) (b)	4,935,000	3,597,270
8.00%, 2/15/2025 (a)	8,718,000	3,599,749
9.38%, 5/1/2024 (a)	11,324,000	4,996,036

64

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	$ 6,637,000	$ 4,956,180
Gulfport Energy Corp.:
6.00%, 10/15/2024	7,049,000	6,238,365
6.38%, 5/15/2025	5,994,000	5,334,660
Halcon Resources Corp.:
6.75%, 2/15/2025 (a)	450,000	448,967
6.75%, 2/15/2025 (b)	5,471,000	3,993,885
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a) (b)	7,509,000	7,300,625
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	4,925,000	4,376,010
5.75%, 10/1/2025 (a)	4,905,000	4,370,698
6.25%, 11/1/2028 (a)	5,727,000	5,035,465
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	6,224,000	5,360,296
Jagged Peak Energy LLC 5.88%, 5/1/2026 (a)	4,233,000	3,928,944
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a) (b)	4,289,000	2,760,486
Matador Resources Co. 5.88%, 9/15/2026 (b)	12,419,000	11,432,683
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	7,105,000	7,211,575
7.00%, 3/31/2024 (a)	584,000	557,720
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	7,089,000	6,132,056
Murphy Oil Corp.:
5.75%, 8/15/2025	5,085,000	4,768,001
6.88%, 8/15/2024 (b)	5,327,000	5,287,048
Murphy Oil USA, Inc. 6.00%, 8/15/2023	5,686,000	5,718,524
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	7,221,520	5,721,466
5.75%, 2/1/2025	6,829,000	5,153,710
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	4,949,000	4,592,721
Newfield Exploration Co. 5.38%, 1/1/2026	6,607,000	6,539,741
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	7,239,000	5,538,052
7.88%, 2/1/2026 (a) (b)	7,348,000	6,286,728
Pacific Drilling SA 8.38%, 10/1/2023 (a)	7,138,000	6,785,169
Parkland Fuel Corp. 6.00%, 4/1/2026 (a)	5,698,000	5,346,661
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a) (b)	5,558,000	5,143,373
5.63%, 10/15/2027 (a)	7,134,000	6,497,861
Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	$ 7,667,000	$ 7,275,830
PDC Energy, Inc. 5.75%, 5/15/2026	5,982,000	5,301,906
Puma International Financing SA:
5.00%, 1/24/2026 (a)	7,706,000	6,061,000
5.13%, 10/6/2024 (a)	6,834,000	5,487,839
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	5,236,000	4,353,682
Range Resources Corp.:
4.88%, 5/15/2025 (b)	8,072,000	6,633,247
5.00%, 8/15/2022 (b)	7,155,000	6,406,015
5.00%, 3/15/2023 (b)	7,362,000	6,499,763
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	6,328,000	5,093,660
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	3,917,000	933,421
7.38%, 11/1/2021 (a)	4,255,190	936,269
Sanchez Energy Corp.:
6.13%, 1/15/2023	9,721,000	1,723,242
7.25%, 2/15/2023 (a) (b)	4,897,000	3,991,055
7.75%, 6/15/2021	1,825,000	425,152
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	6,319,000	5,745,045
SM Energy Co.:
5.63%, 6/1/2025 (b)	4,237,000	3,686,190
6.13%, 11/15/2022 (b)	590,000	557,550
6.63%, 1/15/2027 (b)	4,492,000	3,975,465
6.75%, 9/15/2026 (b)	5,388,000	4,816,656
Southwestern Energy Co.:
6.20%, 1/23/2025 (b)	10,207,000	9,166,498
7.50%, 4/1/2026 (b)	6,491,000	6,137,111
7.75%, 10/1/2027 (b)	4,879,000	4,648,175
SRC Energy, Inc. 6.25%, 12/1/2025	5,579,000	4,671,241
Sunoco L.P./Finance Corp. 5.50%, 2/15/2026 (a)	5,000	4,718
Sunoco L.P./Sunoco Finance Corp.:
Series WI, 4.88%, 1/15/2023	9,990,000	9,759,730
Series WI, 5.50%, 2/15/2026	7,496,000	7,073,226
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	7,982,000	7,659,447
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	4,615,000	4,446,922
Transocean, Inc.:
7.25%, 11/1/2025 (a)	8,046,000	7,100,836
7.50%, 1/15/2026 (a)	8,761,000	7,700,744
9.00%, 7/15/2023 (a) (b)	12,192,000	12,128,114
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	3,723,000	1,316,229
7.13%, 4/15/2025 (a)	1,421,000	445,327

65

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a) (b)	$ 5,567,000	$ 4,352,002
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	6,505,000	5,691,875
Whiting Petroleum Corp. 6.63%, 1/15/2026 (b)	10,315,000	8,821,388
WildHorse Resource Development Corp. 6.88%, 2/1/2025	6,794,000	6,418,699
WPX Energy, Inc.:
5.25%, 9/15/2024	5,950,620	5,403,163
5.75%, 6/1/2026	4,911,000	4,475,640
8.25%, 8/1/2023	4,997,000	5,250,598
		579,724,949
OIL & GAS SERVICES — 0.9%
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	7,258,000	5,481,242
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a) (b)	4,789,000	3,812,283
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a) (b)	12,590,000	10,612,614
Oceaneering International, Inc. 4.65%, 11/15/2024	4,407,000	3,459,451
PHI, Inc. 5.25%, 3/15/2019	1,023,000	702,392
SESI LLC 7.75%, 9/15/2024 (b)	5,014,380	3,986,683
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	801,238	798,450
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	4,656,800	4,501,496
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026 (a) (b)	6,351,000	6,094,356
Weatherford International LLC 9.88%, 3/1/2025 (a)	6,097,000	3,680,637
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	7,420,000	5,577,911
8.25%, 6/15/2023	7,193,500	4,289,052
9.88%, 2/15/2024 (b)	7,134,000	4,363,796
		57,360,363
PACKAGING & CONTAINERS — 2.7%
ARD Finance SA PIK 7.13%, 9/15/2023	7,722,000	6,994,896
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	7,257,500	6,872,780
4.63%, 5/15/2023 (a)	8,391,000	7,921,524
6.00%, 2/15/2025 (a)	17,125,000	15,822,815
Security Description	Principal Amount	Value
7.25%, 5/15/2024 (a)	$ 17,078,500	$ 16,926,331
Ball Corp.:
4.38%, 12/15/2020	9,834,000	9,896,151
4.88%, 3/15/2026	7,595,000	7,429,201
5.25%, 7/1/2025	9,778,000	9,850,064
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	4,855,000	4,465,338
5.13%, 7/15/2023	6,756,000	6,689,859
5.50%, 5/15/2022	4,831,000	4,806,797
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	14,176,000	13,347,271
7.25%, 4/15/2025 (a) (b)	12,979,000	11,679,672
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a) (b)	8,284,000	7,839,646
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a) (b)	5,871,000	5,233,351
7.88%, 7/15/2026 (a) (b)	5,593,000	5,047,682
Multi-Color Corp. 4.88%, 11/1/2025 (a)	5,212,000	4,480,704
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	5,490,500	5,434,881
5.88%, 8/15/2023 (a)	5,253,000	5,302,010
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	5,133,000	4,591,007
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	15,720,800	14,958,027
7.00%, 7/15/2024 (a)	9,606,000	9,077,766
		184,667,773
PHARMACEUTICALS — 2.9%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a) (b)	8,263,000	7,546,019
5.50%, 11/1/2025 (a)	13,468,000	12,585,442
5.63%, 12/1/2021 (a) (b)	6,819,000	6,740,172
5.88%, 5/15/2023 (a)	27,979,340	25,810,382
6.13%, 4/15/2025 (a)	26,027,000	22,621,107
6.50%, 3/15/2022 (a)	12,306,000	12,371,345
7.00%, 3/15/2024 (a)	15,304,000	15,501,728
9.00%, 12/15/2025 (a) (b)	11,870,000	11,837,239
Elanco Animal Health, Inc.:
3.91%, 8/27/2021 (a)	4,000,000	4,022,360
4.27%, 8/28/2023 (a)	9,243,000	9,211,574
4.90%, 8/28/2028 (a) (b)	6,685,000	6,712,007
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	16,093,000	12,264,314
6.00%, 2/1/2025 (a)	11,281,500	8,094,476
Endo Finance LLC 5.75%, 1/15/2022 (a)	6,636,000	5,524,868

66

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	$ 7,493,000	$ 5,644,252
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	4,998,000	4,444,272
Valeant Pharmaceuticals International 9.25%, 4/1/2026 (a)	13,486,000	13,528,751
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	6,597,000	6,391,371
Vizient, Inc. 10.38%, 3/1/2024 (a)	6,345,000	6,721,639
		197,573,318
PIPELINES — 3.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	4,390,000	4,241,662
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	6,190,000	5,778,303
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	8,186,000	7,891,713
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027 (b)	14,125,000	13,300,947
5.88%, 3/31/2025	14,112,000	14,063,314
7.00%, 6/30/2024 (b)	11,791,000	12,499,167
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025 (b)	14,192,000	13,221,267
5.63%, 10/1/2026 (a)	11,010,000	10,358,208
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025	5,072,000	4,704,077
6.25%, 4/1/2023	7,121,000	6,832,600
DCP Midstream Operating L.P. 5.38%, 7/15/2025 (b)	4,868,000	4,764,020
Energy Transfer L.P.:
4.25%, 3/15/2023 (b)	9,542,000	9,202,114
5.50%, 6/1/2027	10,684,000	10,436,238
5.88%, 1/15/2024	7,705,000	7,852,011
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	7,648,000	6,883,429
4.40%, 4/1/2024	7,043,000	6,567,950
4.85%, 7/15/2026	5,461,000	4,910,422
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	5,723,000	5,051,177
6.75%, 8/1/2022	7,486,000	7,335,531
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	4,032,000	3,949,465
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	6,616,000	6,473,558
Security Description	Principal Amount	Value
4.88%, 8/15/2027 (a)	$ 6,803,000	$ 6,454,550
NuStar Logistics L.P. 5.63%, 4/28/2027	4,331,000	4,028,913
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	4,683,000	4,594,304
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	5,045,000	4,565,876
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	4,681,000	4,526,059
5.50%, 9/15/2024 (a)	7,433,000	7,297,273
5.50%, 1/15/2028 (a)	7,105,000	6,850,144
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	1,511,000	1,503,249
5.00%, 1/15/2028 (b)	7,128,000	6,460,392
5.13%, 2/1/2025	3,602,000	3,379,288
5.38%, 2/1/2027 (b)	5,604,000	5,258,513
5.88%, 4/15/2026 (a)	10,653,000	10,372,720
6.75%, 3/15/2024	5,587,000	5,687,566
		237,296,020
REAL ESTATE — 0.8%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	5,141,000	4,956,129
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,781,000	2,673,848
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	9,693,000	9,170,063
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	6,757,000	5,784,938
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	10,688,000	10,034,215
Newmark Group, Inc. 6.13%, 11/15/2023 (a)	5,170,000	4,965,268
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	4,302,000	3,752,118
5.25%, 12/1/2021 (a) (b)	5,239,000	4,991,143
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	7,454,000	6,613,040
		52,940,762
REAL ESTATE INVESTMENT TRUSTS — 2.5%
CBL & Associates L.P. 5.95%, 12/15/2026 (b)	6,206,640	4,761,920
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	6,509,000	6,379,471

67

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Equinix, Inc.:
5.38%, 1/1/2022	$ 7,405,000	$ 7,526,146
5.38%, 5/15/2027	9,094,000	8,991,510
5.75%, 1/1/2025	5,902,000	5,950,337
5.88%, 1/15/2026	11,110,000	11,260,763
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	13,807,000	12,989,764
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	4,956,000	4,906,341
4.88%, 9/15/2027 (a)	10,509,000	9,169,838
5.25%, 3/15/2028 (a)	8,354,000	7,374,828
iStar, Inc. 5.00%, 7/1/2019	325	324
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	3,467,000	3,141,310
5.63%, 5/1/2024	11,782,000	11,661,352
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	13,174,000	12,026,808
5.25%, 8/1/2026	4,830,000	4,557,105
6.38%, 3/1/2024	5,390,000	5,566,846
SBA Communications Corp.:
4.00%, 10/1/2022	6,691,000	6,376,590
4.88%, 7/15/2022	7,282,500	7,174,865
4.88%, 9/1/2024	10,786,000	10,231,168
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	4,002,000	3,851,285
4.75%, 3/15/2025	70,000	63,000
5.00%, 12/15/2021	7,096,000	6,981,470
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	5,601,000	4,597,637
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	5,600,800	5,096,728
8.25%, 10/15/2023 (b)	10,932,000	9,512,808
		170,150,214
RETAIL — 3.0%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a) (b)	13,949,000	12,809,785
4.63%, 1/15/2022 (a)	13,684,000	13,240,912
5.00%, 10/15/2025 (a)	26,305,000	24,199,811
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	5,472,000	5,283,325
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	10,270,000	9,035,238
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	13,732,000	12,940,076
8.75%, 10/1/2025 (a) (b)	7,736,000	7,425,632
Security Description	Principal Amount	Value
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (b)	$ 6,161,000	$ 5,833,851
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	6,312,000	5,838,663
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	4,648,000	3,714,170
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	7,721,000	7,185,085
5.00%, 6/1/2024 (a)	9,629,000	9,299,303
5.25%, 6/1/2026 (a)	9,791,000	9,454,288
L Brands, Inc.:
5.25%, 2/1/2028	4,649,000	3,973,686
5.63%, 10/15/2023 (b)	407,000	399,540
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	4,217,000	4,207,723
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	5,424,000	4,932,803
Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	4,675,000	4,347,656
PetSmart, Inc.:
5.88%, 6/1/2025 (a) (b)	12,338,000	8,942,459
7.13%, 3/15/2023 (a)	18,398,000	10,691,078
8.88%, 6/1/2025 (a) (b)	6,538,000	3,812,765
Rite Aid Corp. 6.13%, 4/1/2023 (a)	18,635,000	14,724,445
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	7,082,600	6,536,036
Staples, Inc. 8.50%, 9/15/2025 (a) (b)	9,424,000	8,479,621
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	5,259,000	4,897,391
		202,205,342
SEMICONDUCTORS — 0.3%
Entegris, Inc. 4.63%, 2/10/2026 (a)	3,503,000	3,243,253
NXP B.V./NXP Funding LLC 3.88%, 9/1/2022 (a)	566,000	549,416
Qorvo, Inc. 5.50%, 7/15/2026 (a)	7,356,000	7,014,093
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	7,334,000	7,403,526
		18,210,288
SOFTWARE — 3.5%
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	4,485,000	4,338,789
CDK Global, Inc.:
4.88%, 6/1/2027	5,449,000	5,117,973
5.00%, 10/15/2024	4,446,000	4,372,997
5.88%, 6/15/2026	5,165,000	5,159,215

68

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	$ 9,832,000	$ 9,181,908
First Data Corp.:
5.00%, 1/15/2024 (a)	18,109,000	17,469,571
5.38%, 8/15/2023 (a)	11,564,000	11,346,365
5.75%, 1/15/2024 (a)	22,229,000	21,663,494
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	6,884,000	7,211,196
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	7,471,000	7,263,007
Infor US, Inc.:
5.75%, 8/15/2020 (a)	5,082,000	5,097,043
6.50%, 5/15/2022	17,037,000	16,443,261
Informatica LLC 7.13%, 7/15/2023 (a)	7,104,000	6,924,553
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	7,071,000	6,940,328
5.00%, 10/15/2026 (a)	9,604,000	9,242,601
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	5,395,000	5,284,834
MSCI, Inc.:
4.75%, 8/1/2026 (a)	5,199,000	4,931,251
5.25%, 11/15/2024 (a) (b)	6,935,000	6,935,347
5.38%, 5/15/2027 (a)	5,290,000	5,175,366
5.75%, 8/15/2025 (a) (b)	6,401,500	6,460,010
Nuance Communications, Inc. 5.63%, 12/15/2026	5,874,360	5,595,622
Open Text Corp.:
5.63%, 1/15/2023 (a)	6,923,000	6,938,231
5.88%, 6/1/2026 (a)	8,309,000	8,227,738
PTC, Inc. 6.00%, 5/15/2024	3,525,000	3,534,271
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	11,680,000	9,108,181
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	1,621,000	1,168,336
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	19,892,000	21,184,980
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)	9,955,000	10,430,152
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	8,842,000	5,755,258
		238,501,878
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	5,445,000	5,083,888
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 7.9%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	$ 2,053,873	$ 1,355,556
C&W Senior Financing DAC 7.50%, 10/15/2026 (a)	5,125,000	4,951,980
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	6,610,000	6,092,768
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	5,028,000	4,430,271
Series W, 6.75%, 12/1/2023 (b)	1,059,000	1,020,198
Series Y, 7.50%, 4/1/2024 (b)	10,540,000	10,211,679
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	6,218,000	5,155,220
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,006,000	7,301,254
6.00%, 6/15/2025 (a)	12,739,000	11,609,178
CommScope, Inc.:
5.00%, 6/15/2021 (a)	5,518,000	5,467,786
5.50%, 6/15/2024 (a)	7,880,000	7,210,752
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	5,878,000	5,151,773
Frontier Communications Corp.:
6.88%, 1/15/2025 (b)	7,511,000	3,820,470
7.63%, 4/15/2024	1,149,000	590,310
8.50%, 4/1/2026 (a)	16,966,000	14,844,571
10.50%, 9/15/2022 (b)	21,857,000	15,159,578
11.00%, 9/15/2025 (b)	35,359,000	22,033,607
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	7,462,000	7,986,504
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	6,171,000	5,345,073
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	8,332,000	7,639,194
6.63%, 8/1/2026	6,666,000	6,123,921
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	10,349,000	9,777,528
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	13,788,000	11,866,504
Intelsat Jackson Holdings SA:
8.00%, 2/15/2024 (a)	11,433,000	11,785,479
8.50%, 10/15/2024 (a)	28,352,000	27,359,680
9.75%, 7/15/2025 (a)	14,659,000	14,767,037
Intelsat Luxembourg SA 7.75%, 6/1/2021	1,746,000	1,588,109
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (c)	220,000	225,170
Level 3 Financing, Inc.:
5.13%, 5/1/2023	7,651,000	7,382,067

69

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/15/2026	$ 8,585,000	$ 7,968,168
5.38%, 8/15/2022	8,115,000	7,953,187
5.38%, 1/15/2024	8,907,000	8,483,918
5.38%, 5/1/2025	7,176,000	6,728,505
5.63%, 2/1/2023	4,883,000	4,801,307
6.13%, 1/15/2021	634,225	635,151
Level 3 Parent LLC 5.75%, 12/1/2022	5,995,000	5,885,831
Nokia Oyj:
3.38%, 6/12/2022 (b)	4,516,000	4,290,019
4.38%, 6/12/2027	4,631,000	4,309,238
Plantronics, Inc. 5.50%, 5/31/2023 (a)	4,749,000	4,456,794
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	1,829,000	1,877,469
Sprint Corp.:
7.13%, 6/15/2024	13,661,000	13,516,740
7.63%, 2/15/2025	15,399,000	15,544,213
7.63%, 3/1/2026	14,157,000	14,131,659
7.88%, 9/15/2023	42,186,000	43,283,258
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a) (b)	13,784,000	13,072,056
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	5,142,000	5,350,045
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	4,427,000	4,306,497
4.50%, 2/1/2026	9,412,000	8,693,394
4.75%, 2/1/2028 (b)	13,302,000	12,242,097
5.13%, 4/15/2025	5,573,000	5,384,187
5.38%, 4/15/2027 (b)	2,292,000	2,227,984
6.00%, 3/1/2023	13,631,000	13,708,288
6.00%, 4/15/2024 (b)	9,598,000	9,601,359
6.38%, 3/1/2025	16,702,000	16,878,707
6.50%, 1/15/2024	2,218,000	2,269,968
6.50%, 1/15/2026 (b)	17,952,000	18,323,786
ViaSat, Inc. 5.63%, 9/15/2025 (a)	5,335,000	4,899,611
Wind Tre SpA 5.00%, 1/20/2026 (a)	18,955,000	15,532,296
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	942,000	373,588
8.63%, 10/31/2025 (a)	6,571,000	5,845,562
9.00%, 6/30/2025 (a)	6,651,000	4,504,656
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	6,430,000	6,245,073
		531,577,828
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 6.75%, 12/31/2025 (a) (b)	16,062,000	14,358,143
Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	$ 918,000	$ 694,293
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	3,212,000	2,012,896
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (b)	6,941,000	6,530,023
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	5,954,000	5,743,288
6.50%, 6/15/2022 (a)	11,287,000	11,177,178
		26,157,678
TRUCKING & LEASING — 0.9%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	3,761,000	3,657,761
Avolon Holdings Funding, Ltd.:
5.13%, 10/1/2023 (a)	7,733,000	7,427,082
5.50%, 1/15/2023 (a)	5,880,000	5,687,783
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	5,518,000	5,509,668
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	10,914,000	10,236,350
5.25%, 8/15/2022 (a)	16,426,000	15,943,897
5.50%, 2/15/2024 (a) (b)	12,417,000	12,001,527
		60,464,068
TOTAL CORPORATE BONDS & NOTES (Cost $7,323,674,580)		6,603,087,430
	Shares
COMMON STOCKS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (g)	9,671,825	307,335
OIL, GAS & CONSUMABLE FUELS — 0.1%
Amplify Energy Corp. (b) (g)	145,784	1,268,321
PHARMACEUTICALS — 0.0% (f)
Advanz Pharma Corp. (g)	37,536	714,685
TOTAL COMMON STOCKS (Cost $13,313,792)		2,290,341

70

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.0% (f)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (f)
Ditech Holding Corp. Zero Coupon, 2/9/2023 (Cost $1,865,662)	1,299	$ 130
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	13,768,170	13,768,170
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	500,220,408	500,220,408
TOTAL SHORT-TERM INVESTMENTS (Cost $513,988,578)		513,988,578
TOTAL INVESTMENTS — 105.6% (Cost $7,852,842,612)		7,119,366,479
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(375,657,870)
NET ASSETS — 100.0%		$ 6,743,708,609

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 58.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,603,087,430	$—	$6,603,087,430
Common Stocks	2,290,341	—	—	2,290,341
Convertible Preferred Stocks	—	130	—	130
Short-Term Investments	513,988,578	—	—	513,988,578
TOTAL INVESTMENTS	$516,278,919	$6,603,087,560	$—	$7,119,366,479
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,654,278	$ 11,654,278	$ 951,638,672	$ 949,524,780	$—	$—	13,768,170	$ 13,768,170	$ 469,504	$—
State Street Navigator Securities Lending Government Money Market Portfolio	633,602,775	633,602,775	1,100,077,394	1,233,459,761	—	—	500,220,408	500,220,408	3,323,013	—
Total		$645,257,053	$2,051,716,066	$2,182,984,541	$—	$—		$513,988,578	$3,792,517	$—
71	SARJNK

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.4%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$ 4,582,000	$ 846,249
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	3,374,197	2,561,555
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	2,856,000	2,913,520
Lamar Media Corp. 5.00%, 5/1/2023	536,000	533,792
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. 6 month USD LIBOR + 0.14%, 14.00%, 7/1/2024 (b)	1,428,627	1,407,198
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	1,955,000	1,947,708
		10,210,022
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc.:
5.40%, 4/15/2021	8,211,000	8,293,110
5.87%, 2/23/2022	2,723,000	2,759,025
6.15%, 8/15/2020	5,638,000	5,752,113
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	3,652,000	3,424,992
6.00%, 10/15/2022 (a) (c)	6,597,000	6,185,743
6.13%, 1/15/2023 (a)	5,932,000	5,558,640
7.75%, 3/15/2020 (a)	4,140,000	4,202,514
8.75%, 12/1/2021 (a)	7,985,000	8,224,550
TransDigm, Inc.:
5.50%, 10/15/2020 (c)	1,268,000	1,258,173
6.00%, 7/15/2022	6,140,000	6,008,973
6.50%, 7/15/2024	22,925	22,298
Triumph Group, Inc. 4.88%, 4/1/2021	1,457,000	1,301,057
		52,991,188
AGRICULTURE — 0.1%
Pyxus International, Inc. 9.88%, 7/15/2021	3,862,900	2,935,263
AIRLINES — 0.7%
Air Canada 7.75%, 4/15/2021 (a) (c)	1,114,000	1,178,412
Allegiant Travel Co. 5.50%, 7/15/2019 (c)	1,424,000	1,424,968
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (c)	3,875,000	3,859,655
5.50%, 10/1/2019 (a)	2,662,000	2,671,157
United Continental Holdings, Inc. 4.25%, 10/1/2022	1,734,900	1,681,222
Virgin Australia Holdings, Ltd.:
Security Description	Principal Amount	Value
7.88%, 10/15/2021 (a)	$ 3,261,000	$ 3,189,682
8.50%, 11/15/2019 (a)	1,976,000	1,990,603
		15,995,699
APPAREL — 0.1%
William Carter Co. 5.25%, 8/15/2021	2,029,000	2,017,272
AUTO MANUFACTURERS — 1.3%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (c)	4,672,000	4,440,596
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	3,954,000	4,073,332
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (c)	8,384,000	8,401,271
5.25%, 4/15/2023 (c)	8,050,000	7,887,309
Jaguar Land Rover Automotive PLC:
4.25%, 11/15/2019 (a)	4,205,000	4,157,904
5.63%, 2/1/2023 (a) (c)	3,117,000	2,908,255
		31,868,667
AUTO PARTS & EQUIPMENT — 0.5%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	2,497,000	2,470,157
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (c)	2,615,000	2,356,141
5.13%, 11/15/2023 (c)	842,000	825,042
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	3,682,000	3,508,541
4.50%, 9/15/2023 (a)	2,712,000	2,466,591
Titan International, Inc. 6.50%, 11/30/2023	1,764,000	1,573,894
		13,200,366
BANKS — 0.7%
CIT Group, Inc.:
4.13%, 3/9/2021	1,542,000	1,522,771
4.75%, 2/16/2024	19,000	18,288
5.00%, 8/15/2022	10,117,000	9,978,195
5.00%, 8/1/2023	2,970,000	2,910,600
Royal Bank of Scotland Group PLC:
6.10%, 6/10/2023	1,405,000	1,426,890
6.13%, 12/15/2022	233,000	236,900
		16,093,644
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	3,153,000	2,163,872
BIOTECHNOLOGY — 0.1%
Sotera Health Topco, Inc. PIK 8.13%, 11/1/2021 (a)	2,557,000	2,384,863

72

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.7%
Griffon Corp. 5.25%, 3/1/2022	$ 4,950,000	$ 4,505,342
Masonite International Corp. 5.63%, 3/15/2023 (a)	3,871,000	3,752,586
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	1,853,000	1,917,095
Standard Industries, Inc. 5.50%, 2/15/2023 (a)	3,234,000	3,167,283
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	3,099,000	3,060,572
		16,402,878
CHEMICALS — 3.3%
Ashland LLC 4.75%, 8/15/2022	5,261,000	5,171,247
Blue Cube Spinco LLC 9.75%, 10/15/2023	1,421,000	1,563,526
CF Industries, Inc.:
3.45%, 6/1/2023 (c)	3,010,000	2,787,230
7.13%, 5/1/2020	4,184,000	4,304,960
Chemours Co. 6.63%, 5/15/2023	5,967,000	6,026,670
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	4,011,000	4,161,453
Hexion, Inc.:
6.63%, 4/15/2020	9,560,000	7,633,087
10.38%, 2/1/2022 (a)	2,912,000	2,300,771
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	2,319,000	1,032,790
Huntsman International LLC:
4.88%, 11/15/2020	3,566,000	3,576,520
5.13%, 11/15/2022	2,731,000	2,752,766
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	4,966,000	4,966,099
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a) (c)	2,139,000	2,142,102
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	7,583,000	8,062,397
OCI NV 6.63%, 4/15/2023 (a)	3,254,000	3,216,384
Perstorp Holding AB:
8.50%, 6/30/2021 (a)	721,000	743,740
11.00%, 9/30/2021 (a)	1,325,000	1,408,475
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	7,008,000	7,041,288
PolyOne Corp. 5.25%, 3/15/2023 (c)	2,047,000	1,979,081
PQ Corp. 6.75%, 11/15/2022 (a)	2,857,000	2,925,825
Security Description	Principal Amount	Value
TPC Group, Inc. 8.75%, 12/15/2020 (a)	$ 2,231,000	$ 2,127,035
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	5,978,000	5,937,947
		81,861,393
COAL — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	2,282,000	1,945,474
Peabody Energy Corp. 6.00%, 3/31/2022 (a) (c)	2,704,000	2,646,783
		4,592,257
COMMERCIAL SERVICES — 4.5%
ADT Security Corp.:
3.50%, 7/15/2022	5,806,000	5,371,015
4.13%, 6/15/2023 (c)	3,509,000	3,210,735
6.25%, 10/15/2021	4,758,000	4,825,468
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	2,789,000	2,233,877
APX Group, Inc.:
7.88%, 12/1/2022	6,186,000	5,842,677
8.75%, 12/1/2020 (c)	3,660,000	3,485,089
APX GROUP, Inc. 7.63%, 9/1/2023 (c)	1,554,000	1,259,579
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	3,060,000	2,960,428
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (c)	2,079,000	2,016,588
Cenveo Corp. 6.00%, 8/1/2019 (a) (d)	1,066,000	276,105
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	3,396,000	3,544,575
Hertz Corp.:
5.88%, 10/15/2020 (c)	3,244,000	3,151,449
6.25%, 10/15/2022 (c)	942,000	812,786
7.38%, 1/15/2021	2,099,000	2,040,207
7.63%, 6/1/2022 (a)	8,520,500	8,051,787
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	4,424,000	4,231,777
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	2,058,000	1,748,683
LSC Communications, Inc. 8.75%, 10/15/2023 (a)	2,885,000	3,014,883
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	2,238,000	2,035,483
Monitronics International, Inc. 9.13%, 4/1/2020 (c)	3,392,000	845,524
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	3,416,000	3,395,504

73

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	$ 4,562,000	$ 4,504,245
5.00%, 4/15/2022 (a)	14,539,000	13,956,277
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	16,081,000	16,579,993
RR Donnelley & Sons Co. 7.88%, 3/15/2021	932,000	934,246
Service Corp. International 5.38%, 1/15/2022	771,750	772,939
United Rentals North America, Inc. 4.63%, 7/15/2023 (c)	5,237,000	5,145,143
WEX, Inc. 4.75%, 2/1/2023 (a)	2,843,000	2,732,407
		108,979,469
COMPUTERS — 2.2%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	10,399,000	10,408,775
Dell, Inc.:
4.63%, 4/1/2021	121,000	117,722
5.88%, 6/15/2019 (c)	2,828,000	2,844,459
EMC Corp.:
2.65%, 6/1/2020 (c)	14,646,000	14,064,847
3.38%, 6/1/2023	5,364,000	4,692,105
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	5,522,000	5,328,730
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	3,613,000	3,260,299
9.25%, 3/1/2021 (a)	2,899,000	2,568,543
Leidos Holdings, Inc. 4.45%, 12/1/2020	3,275,360	3,240,019
NCR Corp.:
4.63%, 2/15/2021	1,712,000	1,677,315
5.00%, 7/15/2022	1,725,000	1,626,589
5.88%, 12/15/2021	2,324,000	2,286,165
6.38%, 12/15/2023	1,912,000	1,851,046
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	1,424,000	285,711
		54,252,325
COSMETICS/PERSONAL CARE — 0.7%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	2,788,000	2,732,881
Avon Products, Inc.:
6.60%, 3/15/2020 (c)	3,478,000	3,460,610
7.00%, 3/15/2023 (c)	2,503,000	2,115,035
Edgewell Personal Care Co. 4.70%, 5/24/2022	4,155,000	4,006,376
Security Description	Principal Amount	Value
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	$ 3,944,000	$ 3,816,688
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (c)	2,381,000	1,742,344
		17,873,934
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023 (a)	1,832,000	1,816,593
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a) (d)	4,446,000	680,994
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	1,640,000	1,554,129
LKQ Corp. 4.75%, 5/15/2023	3,547,000	3,362,024
Univar USA, Inc. 6.75%, 7/15/2023 (a) (c)	380,000	369,398
		7,783,138
DIVERSIFIED FINANCIAL SERVICES — 6.3%
Aircastle, Ltd. 5.00%, 4/1/2023	573,000	572,221
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	5,836,000	5,685,198
5.88%, 11/1/2021 (a)	885,000	883,274
Ally Financial, Inc.:
3.50%, 1/27/2019	1,988,000	1,986,966
3.75%, 11/18/2019	4,718,000	4,708,092
4.13%, 3/30/2020	4,335,000	4,282,677
4.13%, 2/13/2022	5,286,000	5,115,738
4.25%, 4/15/2021	2,321,000	2,275,183
4.63%, 5/19/2022	1,124,000	1,106,454
7.50%, 9/15/2020	3,230,000	3,355,324
8.00%, 3/15/2020	7,572,000	7,840,957
Avation Capital SA 6.50%, 5/15/2021 (a)	2,504,000	2,504,000
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	2,650,000	2,501,971
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	2,744,000	2,714,749
4.88%, 11/1/2020	1,509,000	1,525,478
goeasy Ltd. 7.88%, 11/1/2022 (a)	2,904,000	2,944,714
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	6,843,000	6,706,893
6.00%, 8/1/2020	8,811,075	8,797,242
6.25%, 2/1/2022	6,023,000	6,007,400
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a) (c)	1,074,000	1,058,459

74

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	$ 3,637,000	$ 3,523,344
7.38%, 4/1/2020 (a)	2,654,000	2,644,738
7.50%, 4/15/2021 (a)	1,648,000	1,640,090
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	1,580,000	1,612,548
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	2,281,162	2,232,984
Navient Corp.:
5.00%, 10/26/2020	2,562,000	2,459,520
5.50%, 1/25/2023	5,459,000	4,785,960
5.88%, 3/25/2021	3,419,000	3,273,692
6.50%, 6/15/2022	6,380,000	5,948,074
6.63%, 7/26/2021	3,258,000	3,146,870
Series MTN, 4.88%, 6/17/2019	3,284,500	3,276,650
Series MTN, 6.13%, 3/25/2024 (c)	1,821,000	1,558,157
Series MTN, 7.25%, 1/25/2022	4,200,000	4,057,788
Series MTN, 8.00%, 3/25/2020	10,654,000	10,835,544
Springleaf Finance Corp.:
5.25%, 12/15/2019	3,766,000	3,773,532
5.63%, 3/15/2023	6,141,000	5,624,849
6.13%, 5/15/2022	3,899,000	3,779,964
7.75%, 10/1/2021	4,995,000	5,035,160
8.25%, 12/15/2020	5,149,525	5,320,592
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (c)	2,230,000	1,804,360
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	2,168,000	2,104,282
Wand Merger Corp. 8.13%, 7/15/2023 (a)	3,332,000	3,251,299
		154,262,987
ELECTRIC — 1.8%
AES Corp.:
4.00%, 3/15/2021	409,000	402,051
4.50%, 3/15/2023	2,586,000	2,521,091
4.88%, 5/15/2023	3,867,000	3,781,617
Calpine Corp.:
5.38%, 1/15/2023	5,393,000	5,050,598
6.00%, 1/15/2022 (a)	4,019,000	3,985,120
DPL, Inc. 7.25%, 10/15/2021	6,602,000	6,895,063
InterGen NV 7.00%, 6/30/2023 (a)	2,228,000	1,890,480
Talen Energy Supply LLC 9.50%, 7/15/2022 (a)	3,212,000	3,233,264
Vistra Energy Corp.:
5.88%, 6/1/2023	3,620,000	3,626,950
Security Description	Principal Amount	Value
7.38%, 11/1/2022	$ 11,956,000	$ 12,341,701
		43,727,935
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
WESCO Distribution, Inc. 5.38%, 12/15/2021	2,748,000	2,714,887
ELECTRONICS — 0.2%
Sanmina Corp. 4.38%, 6/1/2019 (a)	1,730,000	1,729,170
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	2,320,000	2,250,469
		3,979,639
ENERGY-ALTERNATE SOURCES — 0.1%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	1,851,000	1,899,108
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	759,875	711,197
		2,610,305
ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU PIK 1.50%, 3/31/2023 (a)	4,292,681	19,618
MasTec, Inc. 4.88%, 3/15/2023	1,556,000	1,509,553
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	1,056,000	1,127,618
		2,656,789
ENTERTAINMENT — 1.5%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022 (c)	2,883,000	2,788,005
Cinemark USA, Inc.:
4.88%, 6/1/2023	3,376,000	3,240,960
5.13%, 12/15/2022	681,000	669,546
Eldorado Resorts, Inc. 7.00%, 8/1/2023	2,061,000	2,117,389
International Game Technology PLC 6.25%, 2/15/2022 (a)	8,896,500	8,915,538
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	894,000	888,395
National CineMedia LLC 6.00%, 4/15/2022	2,952,000	2,959,911
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	1,876,000	1,825,911

75

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc. 10.00%, 12/1/2022	$ 12,013,000	$ 12,172,172
		35,577,827
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.13%, 6/1/2021	4,898,000	4,872,580
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	2,059,000	1,821,000
5.63%, 5/1/2022 (a) (c)	1,028,000	953,018
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	2,134,000	2,031,717
		9,678,315
FOOD — 1.0%
B&G Foods, Inc. 4.63%, 6/1/2021	2,332,075	2,280,746
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (c)	3,263,000	3,133,720
Darling Ingredients, Inc. 5.38%, 1/15/2022	2,290,000	2,281,458
Dean Foods Co. 6.50%, 3/15/2023 (a)	3,789,000	3,051,282
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	4,345,000	3,121,361
Ingles Markets, Inc. 5.75%, 6/15/2023	4,342,000	4,291,242
JBS Investments GmbH:
6.25%, 2/5/2023 (c)	2,952,000	2,924,871
6.25%, 2/5/2023 (a)	1,322,000	1,309,851
TreeHouse Foods, Inc. 4.88%, 3/15/2022	2,910,000	2,873,712
		25,268,243
FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc.:
5.50%, 7/15/2022 (a)	3,670,000	3,586,654
5.75%, 7/15/2023 (a)	345,000	333,318
Resolute Forest Products, Inc. 5.88%, 5/15/2023	989,000	983,551
		4,903,523
GAS — 0.6%
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	2,186,000	2,021,941
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	2,439,000	2,428,390
7.50%, 11/1/2023	3,361,000	3,236,542
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	3,166,000	2,990,382
Security Description	Principal Amount	Value
Southern Star Central Corp. 5.13%, 7/15/2022 (a) (c)	$ 2,785,000	$ 2,673,600
		13,350,855
HEALTH CARE PRODUCTS — 1.4%
Agiliti Health, Inc. 7.63%, 8/15/2020	3,227,000	3,209,251
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	5,122,000	5,271,818
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	995,000	995,647
Immucor, Inc. 11.13%, 2/15/2022 (a) (c)	1,424,000	1,435,663
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a) (c)	1,988,000	2,013,904
12.50%, 11/1/2021 (a)	2,353,000	2,509,992
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (c)	2,769,000	1,857,057
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (c)	3,842,000	3,720,593
5.50%, 4/15/2025 (a) (c)	1,092,000	753,480
5.63%, 10/15/2023 (a) (c)	2,435,000	1,850,089
5.75%, 8/1/2022 (a) (c)	4,127,000	3,546,331
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (c)	7,076,000	6,322,760
Sotera Health Holdings LLC 6.50%, 5/15/2023 (a)	1,786,000	1,710,095
		35,196,680
HEALTH CARE SERVICES — 7.5%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	3,203,000	3,016,457
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (c)	2,054,000	1,735,651
Centene Corp.:
4.75%, 5/15/2022	4,664,000	4,629,207
5.63%, 2/15/2021	8,601,000	8,682,107
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (c)	4,461,000	4,149,533
6.25%, 3/31/2023	17,594,000	16,004,206
6.88%, 2/1/2022	14,201,000	6,338,900
11.00%, 6/30/2023 (a) (c) (e)	10,322,000	8,011,420
DaVita, Inc. 5.75%, 8/15/2022	6,798,000	6,784,268
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	2,788,000	2,675,002

76

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HCA Healthcare, Inc. 6.25%, 2/15/2021	$ 4,902,000	$ 5,013,619
HCA, Inc.:
4.25%, 10/15/2019	2,968,000	2,962,391
4.75%, 5/1/2023	6,447,000	6,349,135
5.88%, 3/15/2022	6,914,000	7,111,464
5.88%, 5/1/2023	4,399,000	4,461,114
6.50%, 2/15/2020	14,988,000	15,363,449
7.50%, 2/15/2022	10,325,000	10,967,835
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	1,340,000	1,316,697
Molina Healthcare, Inc. 5.38%, 11/15/2022	2,248,000	2,173,209
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	7,175,000	6,554,219
Quorum Health Corp. 11.63%, 4/15/2023 (c)	2,852,000	2,737,521
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	4,301,000	4,344,354
Select Medical Corp. 6.38%, 6/1/2021	1,899,000	1,897,462
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a) (c)	922,000	918,367
Tenet Healthcare Corp.:
4.38%, 10/1/2021	4,759,000	4,607,711
4.50%, 4/1/2021	5,529,000	5,412,117
4.75%, 6/1/2020	4,985,000	4,981,162
5.50%, 3/1/2019	2,099,000	2,100,175
6.00%, 10/1/2020	7,817,000	7,881,803
6.75%, 6/15/2023 (c)	7,305,000	6,857,715
7.50%, 1/1/2022 (a) (c)	4,068,000	4,129,142
8.13%, 4/1/2022 (c)	14,285,000	14,303,285
		184,470,697
HOME BUILDERS — 2.6%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	2,285,000	2,278,602
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	3,349,000	3,344,244
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	2,036,000	1,919,011
Century Communities, Inc. 6.88%, 5/15/2022	3,681,000	3,557,098
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a)	2,332,000	2,046,120
KB Home:
4.75%, 5/15/2019	1,555,000	1,551,719
7.00%, 12/15/2021	2,415,000	2,460,378
7.50%, 9/15/2022	2,524,000	2,601,310
8.00%, 3/15/2020	1,587,000	1,639,768
Lennar Corp.:
2.95%, 11/29/2020	2,190,000	2,123,205
4.13%, 1/15/2022	3,790,000	3,648,330
Security Description	Principal Amount	Value
4.50%, 6/15/2019	$ 3,059,000	$ 3,053,555
4.50%, 11/15/2019	1,107,000	1,106,037
4.75%, 4/1/2021	4,123,000	4,078,348
4.75%, 11/15/2022	3,397,000	3,324,236
4.88%, 12/15/2023	195,000	187,957
8.38%, 1/15/2021	3,138,000	3,336,949
Mattamy Group Corp. 6.88%, 12/15/2023 (a)	1,653,000	1,544,315
PulteGroup, Inc. 4.25%, 3/1/2021	3,283,785	3,265,987
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	2,137,000	1,940,161
Taylor Morrison Communities, Inc. 6.63%, 5/15/2022	645,000	645,697
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.25%, 4/15/2021 (a)	1,788,000	1,770,120
5.88%, 4/15/2023 (a)	3,163,000	3,068,110
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	209,660	198,137
5.88%, 2/15/2022 (c)	3,002,000	3,015,779
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	3,171,000	3,144,744
William Lyon Homes, Inc. 6.00%, 9/1/2023 (c)	1,655,000	1,489,500
		62,339,417
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.63%, 10/15/2023	1,328,000	1,279,236
HOUSEHOLD PRODUCTS & WARES — 0.6%
Central Garden & Pet Co. 6.13%, 11/15/2023	2,742,000	2,741,753
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a) (c)	4,403,000	3,423,949
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	996,000	976,080
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	4,930,000	5,008,239
Spectrum Brands, Inc. 6.63%, 11/15/2022	3,481,000	3,551,769
		15,701,790
HOUSEWARES — 0.1%
Scotts Miracle-Gro Co 6.00%, 10/15/2023	2,842,000	2,834,895

77

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	$ 1,658,000	$ 1,642,647
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	2,806,000	2,376,514
Genworth Holdings, Inc.:
7.20%, 2/15/2021	2,516,000	2,461,202
7.63%, 9/24/2021	3,971,000	3,881,772
7.70%, 6/15/2020 (c)	2,322,000	2,324,902
Series ., 4.90%, 8/15/2023	2,471,000	2,055,847
MGIC Investment Corp. 5.75%, 8/15/2023	3,164,000	3,148,433
		17,891,317
INTERNET — 1.0%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	3,407,000	3,387,648
Netflix, Inc.:
5.38%, 2/1/2021	2,013,000	2,044,946
5.50%, 2/15/2022 (c)	3,599,000	3,615,735
Symantec Corp.:
3.95%, 6/15/2022	1,629,000	1,560,436
4.20%, 9/15/2020	4,210,000	4,184,235
VeriSign, Inc. 4.63%, 5/1/2023	2,072,000	2,040,920
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	8,238,000	7,799,903
		24,633,823
IRON/STEEL — 0.5%
AK Steel Corp.:
7.50%, 7/15/2023	1,305,000	1,296,308
7.63%, 10/1/2021 (c)	1,768,000	1,601,879
Allegheny Technologies, Inc.:
5.95%, 1/15/2021 (c)	1,236,000	1,216,867
7.88%, 8/15/2023 (c)	2,639,000	2,692,915
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	1,003,000	932,790
Steel Dynamics, Inc.:
5.13%, 10/1/2021 (c)	2,924,000	2,940,696
5.25%, 4/15/2023	2,090,000	2,061,973
		12,743,428
LEISURE TIME — 0.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c)	2,891,000	2,740,350
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,935,000	1,962,225
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	3,241,000	3,235,166
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	3,082,000	3,076,175
Security Description	Principal Amount	Value
Vista Outdoor, Inc. 5.88%, 10/1/2023 (c)	$ 3,280,000	$ 2,991,393
		14,005,309
LODGING — 2.5%
Boyd Gaming Corp. 6.88%, 5/15/2023	3,632,000	3,667,775
Choice Hotels International, Inc. 5.75%, 7/1/2022	1,718,000	1,778,628
Diamond Resorts International, Inc. 7.75%, 9/1/2023 (a) (c)	2,544,000	2,425,704
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	4,680,000	4,722,260
Marriott Ownership Resorts, Inc. 5.63%, 4/15/2023 (a)	2,347,000	2,291,446
MGM Resorts International:
5.25%, 3/31/2020	1,419,000	1,425,258
6.00%, 3/15/2023	6,933,000	6,955,602
6.63%, 12/15/2021	6,686,000	6,844,726
6.75%, 10/1/2020	4,302,000	4,425,295
7.75%, 3/15/2022	7,394,000	7,858,935
8.63%, 2/1/2019	3,666,000	3,672,196
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (a)	1,727,000	1,726,206
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,371,000	2,404,597
7.25%, 11/30/2021 (a)	4,938,000	5,049,895
Wyndham Destinations, Inc. 4.25%, 3/1/2022 (c)	1,420,000	1,359,025
Wyndham Worldwide Corp. 3.90%, 3/1/2023	2,398,000	2,202,851
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a) (c)	1,706,000	1,609,167
		60,419,566
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	3,152,000	2,923,953
MACHINERY-DIVERSIFIED — 0.1%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	2,603,000	2,545,708
MEDIA — 8.7%
Altice Financing SA 6.63%, 2/15/2023 (a)	11,492,000	11,059,556
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (c)	16,679,000	15,207,579
AMC Networks, Inc. 4.75%, 12/15/2022	1,238,000	1,206,443

78

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cable One, Inc. 5.75%, 6/15/2022 (a)	$ 3,746,000	$ 3,765,217
Cablevision Systems Corp.:
5.88%, 9/15/2022	2,278,000	2,241,803
8.00%, 4/15/2020	2,891,000	2,970,502
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	2,805,000	2,620,880
5.13%, 2/15/2023	7,174,000	6,994,650
5.13%, 5/1/2023 (a)	8,093,000	7,891,242
5.25%, 3/15/2021	2,316,000	2,316,185
5.25%, 9/30/2022	6,116,000	6,091,964
5.75%, 9/1/2023	2,512,000	2,502,078
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/2021 (a)	500	499
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	3,230,000	3,223,088
Series B, 6.50%, 11/15/2022	8,959,000	8,989,371
Series B, 7.63%, 3/15/2020	11,079,000	10,928,658
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	4,166,000	4,069,682
6.75%, 11/15/2021	7,619,000	7,841,246
8.63%, 2/15/2019	2,662,000	2,670,252
10.13%, 1/15/2023 (a)	6,097,000	6,563,299
5.13%, 12/15/2021	4,385,000	4,303,658
Series 144S, 5.13%, 12/15/2021 (a)	3,171,000	3,107,548
DISH DBS Corp.:
5.00%, 3/15/2023 (c)	4,384,000	3,610,838
5.13%, 5/1/2020	6,547,000	6,501,171
5.88%, 7/15/2022 (c)	11,969,000	10,963,125
6.75%, 6/1/2021	11,531,000	11,426,414
7.88%, 9/1/2019	8,626,000	8,816,635
iHeartCommunications, Inc. 9.00%, 12/15/2019 (d)	2,788,000	1,874,791
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	2,469,000	2,514,602
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	3,501,000	3,606,030
Nexstar Broadcasting, Inc. 5.88%, 11/15/2022	952,000	949,810
Quebecor Media, Inc. 5.75%, 1/15/2023	4,280,000	4,313,855
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	2,612,000	2,603,485
6.13%, 10/1/2022	2,562,950	2,581,531
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	4,494,000	4,303,230
4.63%, 5/15/2023 (a)	2,368,000	2,268,733
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	2,708,000	2,681,624
Security Description	Principal Amount	Value
5.13%, 7/15/2020	$ 2,234,500	$ 2,232,109
6.38%, 10/15/2023 (c)	5,667,000	5,675,444
Tribune Media Co. 5.88%, 7/15/2022	4,734,000	4,761,268
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	6,249,000	5,618,101
6.75%, 9/15/2022 (a)	2,142,000	2,142,621
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,114,000	1,998,153
Videotron, Ltd. 5.00%, 7/15/2022	3,027,000	3,025,063
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	2,299,000	2,259,066
		213,293,099
METAL FABRICATE & HARDWARE — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	2,836,000	2,742,100
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	2,589,000	2,722,800
		5,464,900
MINING — 2.5%
Aleris International, Inc. 10.75%, 7/15/2023 (a) (c)	1,642,000	1,677,024
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (c)	2,081,000	2,035,946
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	2,869,000	2,618,880
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a) (c)	2,310,000	1,893,853
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	4,297,000	4,082,666
5.13%, 3/15/2023 (a) (c)	1,310,000	1,239,889
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	4,564,000	4,461,356
3.55%, 3/1/2022	11,577,000	10,958,557
3.88%, 3/15/2023	11,588,000	10,695,260
4.00%, 11/14/2021	2,739,000	2,662,527
6.88%, 2/15/2023	3,839,000	3,964,766
Hecla Mining Co. 6.88%, 5/1/2021	3,319,000	3,265,232
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	2,724,000	2,693,028
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	4,422,000	4,454,900
Kinross Gold Corp. 5.13%, 9/1/2021	80,000	80,522
New Gold, Inc. 6.25%, 11/15/2022 (a)	2,064,000	1,723,708

79

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	$ 3,578,000	$ 3,540,395
		62,048,509
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	3,243,000	3,157,904
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	2,559,000	2,493,694
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (c)	2,304,000	2,302,963
		7,954,561
OFFICE & BUSINESS EQUIPMENT — 1.0%
CDW LLC/CDW Finance Corp. 5.00%, 9/1/2023	2,185,000	2,150,324
Pitney Bowes, Inc.:
3.88%, 10/1/2021 (c)	1,696,000	1,589,966
4.38%, 5/15/2022	3,009,000	2,708,371
4.70%, 4/1/2023	2,037,000	1,798,834
Xerox Corp.:
2.75%, 9/1/2020	2,000,000	1,920,220
3.50%, 8/20/2020	2,000,000	1,939,920
3.63%, 3/15/2023	3,135,000	2,816,076
3.80%, 5/15/2024	2,000,000	1,641,740
4.50%, 5/15/2021	5,889,000	5,740,774
5.63%, 12/15/2019	2,212,000	2,230,382
		24,536,607
OIL & GAS — 8.1%
Aker BP ASA 6.00%, 7/1/2022 (a) (c)	1,429,000	1,432,830
Antero Resources Corp.:
5.13%, 12/1/2022	8,755,000	8,229,262
5.38%, 11/1/2021	7,239,000	7,016,473
5.63%, 6/1/2023	1,821,000	1,734,484
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a) (c)	5,144,000	5,270,800
Athabasca Oil Corp. 9.88%, 2/24/2022 (a) (c)	2,471,000	2,273,320
Baytex Energy Corp.:
5.13%, 6/1/2021 (a) (c)	1,051,000	1,009,212
5.63%, 6/1/2024 (a)	1,176,000	1,018,581
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	3,329,000	2,961,312
California Resources Corp.:
5.00%, 1/15/2020	474,000	430,629
8.00%, 12/15/2022 (a) (c)	11,956,000	8,084,169
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (c)	2,120,000	1,770,200
Security Description	Principal Amount	Value
7.63%, 1/15/2022 (c)	$ 3,857,000	$ 3,072,062
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	3,348,000	2,918,083
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (c)	2,310,000	2,134,625
Chesapeake Energy Corp.:
4.88%, 4/15/2022	3,459,000	3,013,239
6.13%, 2/15/2021	475,000	452,148
6.63%, 8/15/2020	2,688,000	2,607,414
CNX Resources Corp. 5.88%, 4/15/2022	6,382,500	6,177,303
Continental Resources, Inc. 5.00%, 9/15/2022	2,430,000	2,410,730
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	2,207,000	2,173,895
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	460,000	430,100
9.25%, 3/31/2022 (a)	4,726,000	4,368,573
Eclipse Resources Corp. 8.88%, 7/15/2023	2,835,000	2,430,729
Energen Corp. 4.63%, 9/1/2021	1,751,000	1,702,252
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	2,005,000	591,375
9.38%, 5/1/2020	900,000	658,440
Gulfport Energy Corp. 6.63%, 5/1/2023	2,623,000	2,491,614
HighPoint Operating Corp. 7.00%, 10/15/2022	721,000	657,300
Jones Energy Holdings LLC/Jones Energy Finance Corp.:
6.75%, 4/1/2022	2,991,000	604,212
9.25%, 3/15/2023 (a) (c)	1,576,000	1,377,786
Laredo Petroleum, Inc.:
5.63%, 1/15/2022 (c)	2,437,000	2,189,279
6.25%, 3/15/2023 (c)	1,672,000	1,503,161
MEG Energy Corp. 6.38%, 1/30/2023 (a)	4,627,000	4,389,589
Murphy Oil Corp.:
4.00%, 6/1/2022 (c)	1,335,000	1,244,087
4.45%, 12/1/2022	4,178,000	3,932,166
Murphy Oil USA, Inc. 6.00%, 8/15/2023 (c)	3,820,000	3,841,850
Nabors Industries, Inc.:
4.63%, 9/15/2021 (c)	3,380,000	3,041,358
5.00%, 9/15/2020	4,826,000	4,614,718
5.50%, 1/15/2023 (c)	2,955,000	2,341,187
Newfield Exploration Co. 5.75%, 1/30/2022	4,453,000	4,519,795
Northern Oil and Gas, Inc. PIK 9.50%, 5/15/2023	785,000	757,454
Oasis Petroleum, Inc.:
6.88%, 3/15/2022 (c)	5,843,000	5,533,730
6.88%, 1/15/2023	1,100,000	1,016,125

80

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Pacific Drilling SA 8.38%, 10/1/2023 (a) (c)	$ 3,424,000	$ 3,254,752
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	2,221,000	2,122,166
Precision Drilling Corp. 7.75%, 12/15/2023	2,000,000	1,847,360
QEP Resources, Inc.:
5.25%, 5/1/2023	4,141,000	3,679,568
5.38%, 10/1/2022	2,150,000	1,968,927
6.88%, 3/1/2021	1,977,000	1,993,389
Range Resources Corp.:
5.00%, 8/15/2022	4,457,000	3,990,441
5.00%, 3/15/2023 (c)	4,532,000	4,001,212
5.75%, 6/1/2021	906,000	867,966
Resolute Energy Corp. 8.50%, 5/1/2020	2,492,000	2,461,772
Rowan Cos., Inc. 4.88%, 6/1/2022	3,267,000	2,717,458
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	3,641,500	867,769
7.38%, 11/1/2021 (a)	3,426,000	753,823
13.00%, 11/30/2020 (a)	1,627,000	1,691,722
Sanchez Energy Corp.:
6.13%, 1/15/2023	7,895,000	1,399,547
7.25%, 2/15/2023 (a) (c)	2,288,000	1,864,720
7.75%, 6/15/2021	2,367,000	551,416
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a)	3,150,000	3,117,272
6.88%, 6/30/2023 (a)	583,000	577,875
SM Energy Co. 6.13%, 11/15/2022 (c)	2,778,000	2,625,210
Southwestern Energy Co. 4.10%, 3/15/2022	89,000	81,108
Sunoco L.P./Sunoco Finance Corp. Series WI, 4.88%, 1/15/2023	4,957,500	4,843,230
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	3,155,000	3,067,575
Transocean, Inc.:
5.80%, 10/15/2022	1,448,000	1,276,658
9.00%, 7/15/2023 (a) (c)	5,981,000	5,949,660
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	2,708,000	957,386
Unit Corp. 6.63%, 5/15/2021	3,636,000	3,341,593
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,544,000	1,988,772
9.75%, 4/15/2023 (a)	1,292,000	1,039,982
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	3,003,000	2,627,625
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (c)	5,517,000	5,248,708
6.25%, 4/1/2023	645,100	587,880
Security Description	Principal Amount	Value
WPX Energy, Inc.:
6.00%, 1/15/2022	$ 2,827,000	$ 2,758,728
8.25%, 8/1/2023	1,814,920	1,907,027
		198,457,948
OIL & GAS SERVICES — 1.3%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 4/1/2021	3,343,000	3,242,944
Bristow Group, Inc.:
6.25%, 10/15/2022	1,499,000	527,483
8.75%, 3/1/2023 (a) (c)	2,125,000	1,525,134
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	2,204,000	1,988,912
FTS International, Inc. 6.25%, 5/1/2022	2,459,000	2,183,543
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a) (c)	3,018,000	2,421,583
9.63%, 4/1/2023 (a)	2,925,000	2,303,116
9.88%, 4/1/2022 (a) (c)	2,272,000	1,808,625
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,383,000	2,259,418
PHI, Inc. 5.25%, 3/15/2019 (c)	2,498,000	1,715,127
SESI LLC 7.13%, 12/15/2021	4,223,000	3,588,916
Weatherford International, Ltd.:
4.50%, 4/15/2022	4,428,000	2,601,538
5.13%, 9/15/2020	2,572,000	1,997,904
7.75%, 6/15/2021 (c)	2,189,000	1,645,559
8.25%, 6/15/2023	4,029,000	2,402,251
		32,212,053
PACKAGING & CONTAINERS — 3.3%
ARD Finance SA PIK 7.13%, 9/15/2023	3,894,000	3,527,341
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	4,418,000	4,183,802
4.63%, 5/15/2023 (a)	4,499,000	4,247,281
Ball Corp.:
4.00%, 11/15/2023	2,415,000	2,349,457
4.38%, 12/15/2020	6,906,000	6,949,646
5.00%, 3/15/2022	5,056,000	5,125,368
Berry Global, Inc.:
5.13%, 7/15/2023	2,034,000	2,014,087
5.50%, 5/15/2022	2,706,000	2,692,443
6.00%, 10/15/2022	2,780,000	2,805,131
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	4,042,000	3,942,890
Graphic Packaging International, Inc. 4.75%, 4/15/2021	3,108,000	3,066,073

81

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	$ 2,690,000	$ 2,662,750
5.88%, 8/15/2023 (a)	2,704,000	2,729,228
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	9,509,000	9,047,624
5.75%, 10/15/2020	18,283,186	18,235,467
Sealed Air Corp.:
4.88%, 12/1/2022 (a) (c)	4,123,000	4,088,903
5.25%, 4/1/2023 (a)	1,984,000	1,984,000
6.50%, 12/1/2020 (a)	1,843,000	1,908,740
		81,560,231
PHARMACEUTICALS — 2.4%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	6,167,000	5,631,889
5.63%, 12/1/2021 (a) (c)	4,932,000	4,874,986
5.88%, 5/15/2023 (a)	18,486,000	17,052,965
6.50%, 3/15/2022 (a)	7,645,000	7,685,595
Elanco Animal Health, Inc.:
3.91%, 8/27/2021 (a)	3,012,000	3,028,837
4.27%, 8/28/2023 (a)	2,814,000	2,804,432
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	8,356,000	6,368,024
Endo Finance LLC 5.75%, 1/15/2022 (a)	5,214,000	4,340,968
Endo Finance LLC/Endo Finco, Inc.:
5.38%, 1/15/2023 (a)	4,080,000	3,073,342
7.25%, 1/15/2022 (a)	2,644,000	2,312,707
Horizon Pharma, Inc. 6.63%, 5/1/2023 (c)	1,835,000	1,763,270
		58,937,015
PIPELINES — 3.2%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,031,000	1,904,672
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	4,605,000	4,439,450
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	3,880,000	3,722,860
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (c)	1,889,000	1,775,207
4.75%, 9/30/2021 (a)	5,997,000	5,941,588
5.35%, 3/15/2020 (a)	2,665,000	2,674,541
Energy Transfer L.P.:
4.25%, 3/15/2023 (c)	6,198,000	5,977,227
Security Description	Principal Amount	Value
7.50%, 10/15/2020	$ 9,601,000	$ 10,033,045
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	2,514,000	2,499,218
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.00%, 5/15/2023	524,000	486,361
6.75%, 8/1/2022	3,771,000	3,695,203
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,644,000	2,511,800
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	3,076,000	3,009,774
NuStar Logistics L.P. 4.80%, 9/1/2020	3,108,000	3,043,540
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	2,368,000	2,323,150
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	4,369,000	4,418,588
6.00%, 1/15/2019 (a)	912,000	910,240
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	1,438,000	1,355,315
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 4.75%, 10/1/2023 (a)	3,199,000	3,093,113
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	4,500,000	4,476,915
4.25%, 11/15/2023	2,736,340	2,539,761
5.25%, 5/1/2023	1,591,000	1,564,112
Williams Cos., Inc.:
3.70%, 1/15/2023	5,665,000	5,527,510
7.88%, 9/1/2021	826,000	902,867
		78,826,057
REAL ESTATE — 0.4%
Newmark Group, Inc. 6.13%, 11/15/2023 (a)	3,107,000	2,983,963
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a)	3,665,000	3,657,890
4.88%, 6/1/2023 (a) (c)	2,620,000	2,285,111
5.25%, 12/1/2021 (a) (c)	1,416,000	1,349,009
		10,275,973
REAL ESTATE INVESTMENT TRUSTS — 1.9%
CBL & Associates L.P. 5.25%, 12/1/2023 (c)	1,190,000	936,911
Equinix, Inc.:
5.38%, 1/1/2022	3,745,000	3,806,268
5.38%, 4/1/2023	7,382,000	7,351,955
Iron Mountain, Inc.:

82

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/1/2021 (a)	$ 439,000	$ 434,601
6.00%, 8/15/2023 (c)	3,067,000	3,103,160
iStar, Inc.:
4.63%, 9/15/2020	1,195,000	1,166,942
5.00%, 7/1/2019	1,426,675	1,421,454
5.25%, 9/15/2022 (c)	1,406,000	1,313,260
6.00%, 4/1/2022	2,822,000	2,695,010
RHP Hotel Properties L.P./RHP Finance Corp.:
5.00%, 4/15/2021	2,402,000	2,391,335
5.00%, 4/15/2023	2,606,000	2,547,052
SBA Communications Corp.:
4.00%, 10/1/2022	3,282,680	3,128,427
4.88%, 7/15/2022	3,466,000	3,414,773
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	2,568,000	2,471,289
5.00%, 12/15/2021	1,676,000	1,648,949
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	3,085,000	2,807,350
8.25%, 10/15/2023 (c)	5,784,000	5,033,121
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	1,156,000	1,243,278
		46,915,135
RETAIL — 3.4%
1011778 BC ULC/New Red Finance, Inc. 4.63%, 1/15/2022 (a) (c)	7,125,000	6,894,292
Carvana Co. 8.88%, 10/1/2023 (a)	2,097,000	1,929,764
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a) (c)	2,351,000	2,356,125
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (c)	3,024,000	2,495,042
6.75%, 1/15/2022 (c)	2,617,000	2,158,894
6.75%, 6/15/2023 (c)	3,077,000	2,547,479
GameStop Corp.:
5.50%, 10/1/2019 (a)	538,000	536,849
6.75%, 3/15/2021 (a) (c)	3,801,000	3,798,757
Gap, Inc. 5.95%, 4/12/2021	6,773,000	6,928,305
Group 1 Automotive, Inc. 5.00%, 6/1/2022	3,573,000	3,383,274
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	3,680,000	3,404,037
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (c)	2,941,000	2,350,124
KGA Escrow LLC 7.50%, 8/15/2023 (a)	2,628,000	2,601,720
L Brands, Inc.:
5.63%, 2/15/2022	2,876,000	2,872,779
Security Description	Principal Amount	Value
5.63%, 10/15/2023 (c)	$ 1,861,000	$ 1,826,888
6.63%, 4/1/2021	3,193,000	3,282,883
6.69%, 1/15/2027 (c)	5,166,000	4,818,225
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	3,694,000	3,685,873
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a)	6,036,500	2,496,757
Party City Holdings, Inc. 6.13%, 8/15/2023 (a) (c)	2,030,000	1,990,760
Penske Automotive Group, Inc. 5.75%, 10/1/2022	2,462,000	2,452,078
PetSmart, Inc. 7.13%, 3/15/2023 (a)	10,608,000	6,164,309
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	1,827,000	1,866,116
Rite Aid Corp. 6.13%, 4/1/2023 (a)	9,708,000	7,670,776
Yum! Brands, Inc.:
3.75%, 11/1/2021	1,610,000	1,570,313
3.88%, 11/1/2020	1,183,000	1,167,491
		83,249,910
SEMICONDUCTORS — 0.5%
Amkor Technology, Inc. 6.38%, 10/1/2022	4,361,000	4,354,851
NXP B.V./NXP Funding LLC:
4.13%, 6/15/2020 (a)	3,003,000	2,989,216
4.63%, 6/15/2022 (a)	2,289,000	2,276,456
STATS ChipPAC Pte, Ltd. 8.50%, 11/24/2020 (a)	2,804,000	2,900,542
		12,521,065
SOFTWARE — 1.8%
Blackboard, Inc. 9.75%, 10/15/2021 (a) (c)	2,269,000	1,550,453
First Data Corp. 5.38%, 8/15/2023 (a)	6,228,000	6,110,789
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	4,002,000	3,890,584
Infor US, Inc.:
5.75%, 8/15/2020 (a)	2,810,000	2,818,318
6.50%, 5/15/2022	8,786,000	8,479,808
Informatica LLC 7.13%, 7/15/2023 (a)	3,543,000	3,453,504
IQVIA, Inc. 4.88%, 5/15/2023 (a)	3,293,000	3,232,146
Open Text Corp. 5.63%, 1/15/2023 (a)	3,551,000	3,558,812
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (c)	2,160,000	1,556,820
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	478,000	482,493
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)	5,999,000	6,285,332

83

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 2/1/2023 (a)	$ 2,275,000	$ 1,853,238
		43,272,297
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	2,732,000	2,550,814
TELECOMMUNICATIONS — 8.9%
Anixter, Inc.:
5.13%, 10/1/2021	2,135,000	2,133,014
5.50%, 3/1/2023	2,646,000	2,662,035
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,544,529	1,019,389
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	5,820,000	5,796,836
Series T, 5.80%, 3/15/2022	10,964,000	10,529,716
Series V, 5.63%, 4/1/2020	4,921,000	4,911,109
Series W, 6.75%, 12/1/2023 (c)	1,960,000	1,888,186
CommScope, Inc. 5.00%, 6/15/2021 (a)	2,788,000	2,762,629
Consolidated Communications, Inc. 6.50%, 10/1/2022 (c)	2,425,000	2,125,391
DKT Finance ApS 9.38%, 6/17/2023 (a)	2,517,000	2,541,591
Frontier Communications Corp.:
7.13%, 3/15/2019	1,232,000	1,192,465
7.13%, 1/15/2023	4,387,000	2,493,571
8.50%, 4/1/2026 (a)	1,434,000	1,254,693
8.75%, 4/15/2022 (c)	2,772,000	1,764,184
10.50%, 9/15/2022 (c)	9,592,000	6,652,819
11.00%, 9/15/2025	1,527,000	951,535
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (c)	4,466,000	4,779,915
HC2 Holdings, Inc. 11.50%, 12/1/2021 (a)	2,089,000	1,951,042
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	7,814,000	7,890,186
7.63%, 6/15/2021	3,674,000	3,822,246
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	6,576,000	6,212,873
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	6,780,000	5,835,139
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	10,923,000	9,601,099
9.50%, 9/30/2022 (a)	3,054,000	3,482,995
Intelsat Luxembourg SA:
7.75%, 6/1/2021	2,903,000	2,640,482
8.13%, 6/1/2023	5,538,000	4,280,542
Security Description	Principal Amount	Value
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	$ 2,556,000	$ 2,712,427
Level 3 Financing, Inc.:
5.13%, 5/1/2023	3,638,000	3,510,124
5.38%, 8/15/2022	5,266,000	5,160,996
5.63%, 2/1/2023	3,907,000	3,841,636
6.13%, 1/15/2021	3,621,000	3,626,287
Level 3 Parent LLC 5.75%, 12/1/2022	3,862,000	3,791,673
Nokia Oyj:
3.38%, 6/12/2022 (c)	1,056,500	1,003,633
5.38%, 5/15/2019	3,857,000	3,865,678
Plantronics, Inc. 5.50%, 5/31/2023 (a)	3,132,000	2,939,288
Qwest Corp. 6.75%, 12/1/2021	3,382,000	3,452,413
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	2,978,000	3,056,917
Sprint Capital Corp. 6.90%, 5/1/2019	7,331,000	7,382,830
Sprint Communications, Inc.:
6.00%, 11/15/2022	9,817,000	9,645,006
7.00%, 3/1/2020 (a)	3,127,000	3,209,303
7.00%, 8/15/2020	6,225,000	6,365,374
11.50%, 11/15/2021	3,045,000	3,454,857
Sprint Corp.:
7.13%, 6/15/2024	2,496,000	2,469,642
7.25%, 9/15/2021	6,926,000	7,082,874
7.88%, 9/15/2023	12,220,000	12,537,842
Telecom Italia Capital SA 7.18%, 6/18/2019	4,994,000	5,054,927
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	5,566,000	5,491,917
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (c)	4,311,000	4,193,655
6.00%, 3/1/2023	5,462,000	5,492,970
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	2,742,000	2,606,819
Windstream Services LLC/Windstream Finance Corp.:
9.00%, 6/30/2025 (a)	709,000	480,199
10.50%, 6/30/2024 (a)	294,000	222,314
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	4,775,000	4,637,671
		218,464,954
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 8/15/2021 (c)	2,056,000	1,800,624
TRANSPORTATION — 1.2%
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	2,313,000	1,098,744

84

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/1/2020	$ 1,929,000	$ 999,511
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	2,250,000	2,155,455
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	3,737,000	2,826,331
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	5,196,000	3,256,229
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	3,379,000	2,948,313
Teekay Corp. 8.50%, 1/15/2020 (c)	2,975,000	2,864,687
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (c)	3,803,000	3,577,824
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	1,114,000	1,114,780
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	2,640,000	2,546,571
6.50%, 6/15/2022 (a)	7,045,000	6,976,452
		30,364,897
TRUCKING & LEASING — 1.0%
Avolon Holdings Funding, Ltd.:
5.13%, 10/1/2023 (a)	290,000	278,528
5.50%, 1/15/2023 (a)	4,629,000	4,477,678
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	2,052,000	2,048,901
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a)	253,000	244,681
4.50%, 3/15/2023 (a)	8,582,000	8,049,144
5.25%, 8/15/2022 (a)	9,025,000	8,760,116
		23,859,048
TOTAL CORPORATE BONDS & NOTES (Cost $2,592,314,200)		2,413,889,071
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa SA Class A (g)	1,017,249	18,606
Abengoa SA Class B (g)	10,518,618	12,024
		30,630
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (g)	8,448,041	$ 268,448
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (f)
Mood Media Corp. (g) (h)	822,357	328,943
OIL, GAS & CONSUMABLE FUELS — 0.1%
Amplify Energy Corp. (g)	50,013	435,113
Vanguard Natural Resources, Inc. (h)	67,569	97,975
Vanguard Natural Resources, Inc. (g)	12,052	17,475
		550,563
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
Erickson, Inc. (h)	7,423	185,575
TOTAL COMMON STOCKS (Cost $16,671,184)		1,364,159
WARRANTS — 0.0% (f)
ADVERTISING SERVICES — 0.0% (f)
Affinion Group, Inc. (expiring 11/20/22) (c) (g) (i) (Cost $0)	11,802	—
CONVERTIBLE PREFERRED STOCKS — 0.0% (f)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (f)
Ditech Holding Corp. Zero Coupon, 2/9/2023 (Cost $932,170)	608	61
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (j) (k)	8,899,790	8,899,790
State Street Navigator Securities Lending Government Money Market Portfolio (j) (l)	192,441,474	192,441,474
TOTAL SHORT-TERM INVESTMENTS (Cost $201,341,264)		201,341,264
TOTAL INVESTMENTS — 106.8% (Cost $2,811,258,818)		2,616,594,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(166,600,731)
NET ASSETS — 100.0%		$ 2,449,993,824

85

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.5% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $612,493 representing 0.0% of net assets.
(i)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2018.
(l)	Investment of cash collateral for securities loaned.
CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,413,889,071	$—	$2,413,889,071
Common Stocks	751,666	612,493	—	1,364,159
Convertible Preferred Stocks	—	61	—	61
Warrants	—	—	0(a)	0
Short-Term Investments	201,341,264	—	—	201,341,264
TOTAL INVESTMENTS	$202,092,930	$2,414,501,625	$ 0	$2,616,594,555
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
86

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,031,007	$ 22,031,007	$442,670,550	$455,801,767	$—	$—	8,899,790	$ 8,899,790	$ 250,703	$—
State Street Navigator Securities Lending Government Money Market Portfolio	271,547,946	271,547,946	363,601,471	442,707,943	—	—	192,441,474	192,441,474	1,375,929	—
Total		$293,578,953	$806,272,021	$898,509,710	$—	$—		$201,341,264	$1,626,632	$—
87	SARSJNK

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 1.1%
Alabama Federal Aid Highway Finance Authority Series A, 5.00%, 9/1/2025	$ 300,000	$ 352,587
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	330,000	380,629
5.00%, 9/1/2027	485,000	557,454
Series A, 5.00%, 9/1/2020	50,000	52,564
Series A, 5.00%, 9/1/2024	100,000	115,689
Series A, 5.00%, 9/1/2030	190,000	226,127
Series A, 5.00%, 9/1/2032	215,000	253,319
Series A, 5.00%, 9/1/2033	1,025,000	1,190,209
Series A, 5.00%, 9/1/2034	1,095,000	1,266,565
Series A, 5.00%, 9/1/2036	1,615,000	1,871,766
Series B, 5.00%, 9/1/2025	465,000	546,510
Series B, 5.00%, 9/1/2026	335,000	399,749
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2023	150,000	167,973
Series A, 5.00%, 2/1/2025	285,000	323,136
Series B, 5.00%, 1/1/2019	125,000	125,000
Series B, 5.00%, 1/1/2022	245,000	267,231
Series B, 5.00%, 1/1/2024	85,000	96,933
Series B, 5.00%, 1/1/2025	495,000	568,295
Series B, 5.00%, 1/1/2026	170,000	195,077
Series C, 5.00%, 9/1/2019	120,000	122,550
Series C, 5.00%, 9/1/2020	125,000	131,535
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	101,859
Series A, 5.00%, 8/1/2024	135,000	156,196
Series A, 5.00%, 8/1/2025	175,000	201,777
Series C, 5.00%, 8/1/2027	110,000	131,219
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	319,386
Series A, 4.00%, 6/1/2041	1,775,000	1,834,800
Series A, 5.00%, 6/1/2028	260,000	305,833
Series A, 5.00%, 6/1/2037	2,310,000	2,682,187
Series A, 5.00%, 6/1/2038	1,455,000	1,680,409
Series A, 5.00%, 6/1/2043	2,000,000	2,288,740
Series A, 5.00%, 6/1/2048	1,000,000	1,140,010
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	106,819
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	243,465
Series A, 4.00%, 1/1/2038	145,000	149,711
Series A, 4.00%, 1/1/2041	1,190,000	1,220,309
Series A, 5.00%, 1/1/2028	125,000	147,915
Series A, 5.00%, 1/1/2032	100,000	115,893
Series A, 5.00%, 1/1/2042	255,000	280,587
Series B, 3.00%, 1/1/2043	165,000	141,596
Security Description	Principal Amount	Value
Series B, 4.00%, 1/1/2036	$ 250,000	$ 259,358
Series B, 5.00%, 1/1/2030	205,000	238,540
Series B, 5.00%, 1/1/2036	1,000,000	1,135,140
Series B, 5.00%, 1/1/2043	1,585,000	1,771,808
Series B, 5.00%, 1/1/2045	250,000	274,655
Birmingham-Jefferson, AL, Civic Center Authority, Special Tax Series A, 5.00%, 7/1/2048	2,265,000	2,521,964
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	353,241
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	150,117
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	281,510
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	1,004,629
Series B, 5.00%, 7/1/2025	120,000	137,166
Series D-2, 5.00%, 10/1/2037	240,000	264,866
		30,852,603
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	102,572
Series B, 5.00%, 8/1/2026	245,000	284,514
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	255,000	260,434
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	286,395
Series B, 5.00%, 5/1/2037	500,000	568,840
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	265,000	269,118
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	249,490
		2,021,363
ARIZONA — 1.9%
Arizona School Facilities Board Series A, 5.00%, 9/1/2020	150,000	157,665
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	374,296
5.00%, 6/1/2027	2,280,000	2,692,110
5.00%, 6/1/2028	205,000	240,531
5.00%, 6/1/2029	420,000	491,240
5.00%, 6/1/2032	385,000	444,948
5.00%, 6/1/2033	270,000	311,062
5.00%, 6/1/2038	230,000	260,684

88

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Salt River Project Agricultural Improvement & Power District:
Series A, 5.00%, 1/1/2021	$ 190,000	$ 201,782
Series A, 5.00%, 1/1/2027	400,000	480,720
Series A, 5.00%, 1/1/2029	575,000	684,083
Arizona, Salt River Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2024	170,000	194,213
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 1/1/2020	260,000	268,242
Series A, 5.00%, 12/1/2034	300,000	340,551
Series A, 5.00%, 12/1/2036	510,000	575,096
Series A, 5.00%, 12/1/2045	465,000	516,285
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2022	200,000	218,330
Arizona, State 5.00%, 9/1/2022	100,000	110,575
Arizona, State 5.00%, 10/1/2022	145,000	160,669
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2020	250,000	261,745
5.00%, 7/1/2024	120,000	138,373
5.00%, 7/1/2025	320,000	367,920
5.00%, 7/1/2026	540,000	617,846
5.00%, 7/1/2027	310,000	366,851
5.00%, 7/1/2028	395,000	465,061
5.00%, 7/1/2029	110,000	125,004
5.00%, 7/1/2031	350,000	395,234
5.00%, 7/1/2035	5,000,000	5,739,000
Series A, 5.00%, 7/1/2022	125,000	138,130
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	210,000	219,866
5.00%, 7/1/2022	130,000	143,796
5.00%, 7/1/2023	415,000	469,788
5.00%, 7/1/2024	125,000	144,491
Arizona, State University Revenue:
Series B, 5.00%, 7/1/2022	390,000	430,412
Series B, 5.00%, 7/1/2041	200,000	222,572
Series B, 5.00%, 7/1/2042	2,990,000	3,399,451
Series C, 5.00%, 7/1/2042	390,000	439,214
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	234,378
5.00%, 7/1/2026	150,000	178,075
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	174,036
Security Description	Principal Amount	Value
Chandler, AZ, General Obligation:
4.00%, 7/1/2021	$ 125,000	$ 131,648
4.00%, 7/1/2022	1,190,000	1,275,359
5.00%, 7/1/2026	175,000	201,304
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	443,377
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	259,730
5.00%, 7/1/2024	225,000	259,450
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation 5.00%, 7/1/2030	510,000	601,050
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,018,514
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	73,289
5.00%, 7/1/2024	160,000	184,229
5.00%, 7/1/2026	100,000	118,868
5.00%, 7/1/2029	455,000	533,656
Series A, 5.00%, 7/1/2025	145,000	169,828
Series A, 5.00%, 7/1/2026	235,000	274,153
Series A, 5.00%, 7/1/2037	390,000	453,679
Series A, 5.00%, 7/1/2039	1,565,000	1,747,651
Series B, 5.00%, 7/1/2020	550,000	575,921
Series B, 5.00%, 7/1/2021	100,000	107,670
Series B, 5.00%, 7/1/2024	3,145,000	3,626,531
Series B, 5.00%, 7/1/2026	6,715,000	7,975,008
Series B, 5.00%, 7/1/2027	1,420,000	1,621,555
Series B, 5.00%, 7/1/2037	500,000	573,285
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	355,000	380,091
4.00%, 7/1/2026	460,000	515,232
5.00%, 7/1/2025	205,000	241,053
5.00%, 7/1/2026	300,000	357,060
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2023	2,835,000	3,196,236
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	110,156
5.00%, 6/1/2025	385,000	431,970
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	236,980

89

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	$ 100,000	$ 115,816
Regional, CO, Public Transportation Authority Revenue 5.25%, 7/1/2021	110,000	119,049
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	176,469
4.00%, 7/1/2019	215,000	217,382
4.00%, 7/1/2024	200,000	220,278
		53,937,852
ARKANSAS — 0.2%
Arkansas, State General Obligation:
5.00%, 10/1/2019	250,000	255,957
5.00%, 4/1/2020	1,175,000	1,221,483
5.00%, 4/1/2021	175,000	187,140
5.00%, 10/1/2021	275,000	297,993
5.00%, 4/1/2024	165,000	189,258
5.00%, 4/1/2026	270,000	310,422
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,131,270
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	238,685
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	355,306
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	241,531
University of Arkansas, Revenue 5.00%, 9/15/2035	470,000	538,700
		5,967,745
CALIFORNIA — 20.0%
Alameda County, CA, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	152,503
Series A, 5.00%, 12/1/2031	150,000	169,448
Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2020	480,000	499,258
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	570,815
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	400,000	433,780
5.00%, 10/1/2032	590,000	639,165
5.00%, 10/1/2034	135,000	145,797
Security Description	Principal Amount	Value
5.00%, 10/1/2035	$ 245,000	$ 264,252
5.00%, 10/1/2036	395,000	425,379
5.00%, 10/1/2041	1,300,000	1,394,224
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2031	540,000	607,792
Series A, 5.00%, 5/1/2034	245,000	272,908
Series A, 5.00%, 5/1/2039	2,870,000	3,166,930
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,454,713
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	354,024
3.25%, 8/1/2037	240,000	229,946
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	179,328
Series A, 5.00%, 9/15/2029	2,750,000	3,221,542
Series A, 5.00%, 9/15/2031	1,000,000	1,052,450
Series A, 5.00%, 9/15/2032	2,100,000	2,209,053
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	105,323
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	346,546
2.13%, 4/1/2053 (a)	575,000	566,858
2.63%, 4/1/2045 (a)	8,000,000	8,141,360
5.00%, 4/1/2024	250,000	291,220
Series F-1, 5.00%, 4/1/2054	1,670,000	1,811,466
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.95%, 4/1/2047 (a)	1,225,000	1,266,699
4.00%, 4/1/2042	125,000	128,534
Series C, 1.38%, 4/1/2053 (a)	1,400,000	1,392,874
California, Bay Area Water Supply & Conservation Agency Revenue Series A, 4.00%, 10/1/2019	120,000	122,210
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	355,319
5.00%, 10/1/2026	300,000	365,012
5.00%, 10/1/2027	295,000	354,841
5.00%, 10/1/2028	490,000	584,653
5.00%, 10/1/2029	115,000	141,798
5.00%, 10/1/2031	410,000	488,617
5.00%, 10/1/2032	3,185,000	3,730,240
5.00%, 10/1/2033	3,810,000	4,445,660
5.00%, 10/1/2034	2,400,000	2,786,616
5.00%, 10/1/2035	2,225,000	2,575,437

90

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2045	$ 3,425,000	$ 3,559,020
Series A, 5.00%, 10/1/2041	400,000	456,980
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	4,917,057
Series A, 4.00%, 10/1/2040	4,000,000	4,115,680
Series A, 5.00%, 10/1/2025	145,000	172,415
Series A, 5.00%, 6/1/2042	250,000	283,145
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	100,000	109,692
Series AS, 5.00%, 12/1/2024	335,000	395,675
Series AW, 4.00%, 12/1/2020	2,790,000	2,921,437
Series AW, 5.00%, 12/1/2028	330,000	401,023
Series AW, 5.00%, 12/1/2029	285,000	344,026
Series AW, 5.00%, 12/1/2032	255,000	301,099
Series AX, 5.00%, 12/1/2019	345,000	356,040
Series AX, 5.00%, 12/1/2029	300,000	368,721
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	138,581
Series AS, 5.00%, 12/1/2026	220,000	259,305
Series AS, 5.00%, 12/1/2029	205,000	239,620
Series AX, 5.00%, 12/1/2032	100,000	120,035
Series O, 5.00%, 5/1/2022	575,000	637,307
California, State Educational Facilities, Authority Revenue Series U-6, 5.00%, 5/1/2045	100,000	129,124
California, State General Obligation:
3.00%, 12/1/2019	100,000	101,288
3.00%, 10/1/2027	100,000	102,658
3.25%, 3/1/2032	250,000	251,523
3.50%, 8/1/2027	175,000	190,549
3.63%, 10/1/2047	200,000	193,902
3.75%, 12/1/2034	100,000	101,109
4.00%, 5/1/2023	225,000	244,829
4.00%, 11/1/2023	160,000	175,349
4.00%, 12/1/2032	305,000	319,677
4.00%, 8/1/2033	205,000	218,655
4.00%, 9/1/2033	1,035,000	1,104,604
4.00%, 11/1/2036	30,000	31,761
4.00%, 11/1/2044	210,000	215,372
4.00%, 9/1/2046	225,000	231,275
4.50%, 8/1/2020	3,000,000	3,134,970
5.00%, 10/1/2019	200,000	205,052
5.00%, 11/1/2019	160,000	164,493
5.00%, 8/1/2020	1,215,000	1,279,091
5.00%, 9/1/2020	150,000	158,324
5.00%, 11/1/2020	1,285,000	1,363,128
5.00%, 8/1/2021	2,000,000	2,163,640
5.00%, 9/1/2021	3,415,000	3,703,192
5.00%, 12/1/2021	280,000	305,631
5.00%, 8/1/2022	375,000	416,396
Security Description	Principal Amount	Value
5.00%, 9/1/2022	$ 2,025,000	$ 2,252,793
5.00%, 10/1/2022	2,845,000	3,172,061
5.00%, 11/1/2022	110,000	122,874
5.00%, 3/1/2023	300,000	337,545
5.00%, 8/1/2023	600,000	681,456
5.00%, 9/1/2023	545,000	620,008
5.00%, 10/1/2023	640,000	729,274
5.00%, 11/1/2023	3,745,000	4,276,153
5.00%, 3/1/2024	1,920,000	2,208,192
5.00%, 8/1/2024	4,260,000	4,941,046
5.00%, 9/1/2024	720,000	836,726
5.00%, 12/1/2024	650,000	741,754
5.00%, 3/1/2025	435,000	509,729
5.00%, 8/1/2025	455,000	537,196
5.00%, 9/1/2025	235,000	277,791
5.00%, 10/1/2025	420,000	486,805
5.00%, 12/1/2025	625,000	710,400
5.00%, 3/1/2026	1,345,000	1,570,126
5.00%, 8/1/2026	1,595,000	1,905,766
5.00%, 10/1/2026	1,455,000	1,716,816
5.00%, 11/1/2026	320,000	365,822
5.00%, 12/1/2026	200,000	226,728
5.00%, 8/1/2027	4,430,000	5,190,902
5.00%, 9/1/2027	165,000	177,672
5.00%, 10/1/2027	170,000	200,586
5.00%, 11/1/2027	400,000	466,628
5.00%, 12/1/2027	355,000	400,671
5.00%, 8/1/2028	1,545,000	1,806,278
5.00%, 9/1/2028	2,120,000	2,306,099
5.00%, 10/1/2028	660,000	755,357
5.00%, 8/1/2029	765,000	895,832
5.00%, 9/1/2029	1,705,000	1,856,815
5.00%, 10/1/2029	750,000	860,858
5.00%, 8/1/2030	1,930,000	2,222,202
5.00%, 9/1/2030	1,055,000	1,193,145
5.00%, 11/1/2030	500,000	595,835
5.00%, 5/1/2031	300,000	337,185
5.00%, 9/1/2031	1,915,000	2,212,421
5.00%, 3/1/2032	280,000	317,848
5.00%, 8/1/2032	2,255,000	2,553,092
5.00%, 10/1/2032	1,295,000	1,464,231
5.00%, 8/1/2033	2,175,000	2,443,033
5.00%, 9/1/2033	50,000	55,489
5.00%, 10/1/2033	570,000	642,213
5.00%, 8/1/2034	2,350,000	2,669,153
5.00%, 9/1/2034	290,000	334,570
5.00%, 10/1/2034	155,000	174,110
5.00%, 8/1/2035	3,405,000	3,862,766
5.00%, 9/1/2035	230,000	264,663
5.00%, 10/1/2035	435,000	497,340
5.00%, 8/1/2036	1,370,000	1,568,444
5.00%, 9/1/2036	1,390,000	1,593,301
5.00%, 10/1/2037	90,000	100,385
5.00%, 10/1/2039	990,000	1,109,545
5.00%, 12/1/2043	1,740,000	1,914,470

91

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2044	$ 3,095,000	$ 3,427,867
5.00%, 3/1/2045	1,420,000	1,572,721
5.00%, 8/1/2045	3,530,000	3,932,914
5.00%, 9/1/2045	200,000	225,584
4.00%, 12/1/2030 (a)	135,000	140,933
Series B, 5.00%, 9/1/2023	2,900,000	3,299,127
Series B, 5.00%, 9/1/2025	100,000	118,209
Series C, 5.00%, 9/1/2032	1,350,000	1,546,060
Series C, 5.00%, 9/1/2034	155,000	176,292
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	173,163
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	110,659
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	475,000	488,447
Series B, 4.00%, 8/1/2050 (b)	100,000	102,297
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	258,813
Series B, 5.00%, 8/1/2020	100,000	105,388
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,088,303
Series A, 4.00%, 8/1/2042	500,000	521,015
Series A, 4.00%, 8/1/2047	320,000	331,520
City of Pomona CA 4.00%, 5/1/2042	990,000	1,015,364
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	479,667
5.00%, 8/1/2033	145,000	167,524
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	308,977
Series B, 5.00%, 3/1/2026	2,400,000	2,892,312
Series B, 5.00%, 3/1/2028	3,000,000	3,646,800
Contra Costa, CA, Water District Revenue Series R, 5.00%, 10/1/2019	160,000	164,187
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,000,000	5,703,150
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	155,931
Security Description	Principal Amount	Value
Cupertino, CA, Union School District, General Obligation:
Series B, 4.00%, 8/1/2037	$ 200,000	$ 209,046
Series B, 5.00%, 8/1/2035	175,000	198,520
Series B, 5.00%, 8/1/2036	300,000	339,819
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,680,820
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	416,527
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	267,640
Series A, 5.00%, 6/1/2028	1,725,000	2,028,100
Series A, 5.00%, 6/1/2029	350,000	401,460
Series A, 5.00%, 6/1/2032	100,000	113,607
Series A, 5.00%, 6/1/2033	120,000	135,937
Series A, 5.00%, 6/1/2035	760,000	882,887
Series A, 5.00%, 6/1/2037	7,160,000	8,136,910
Series B, 5.00%, 6/1/2022	195,000	216,510
Series B, 5.00%, 6/1/2030	160,000	182,734
Series B, 5.00%, 6/1/2034	100,000	118,108
Series C, 5.00%, 6/1/2044	2,500,000	2,776,975
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	148,920
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series B, 5.00%, 7/1/2032	230,000	269,417
Series D, 5.00%, 7/1/2047	2,500,000	2,876,525
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,134,060
Series A, 5.00%, 7/1/2045	315,000	356,552
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	454,666
Series C, 5.00%, 3/1/2035	570,000	658,435
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	94,137
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	113,811

92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	$ 715,000	$ 744,272
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	121,097
Series A, 5.00%, 10/1/2029	100,000	120,307
Series A, 5.00%, 10/1/2031	340,000	402,567
Series A, 5.00%, 10/1/2032	250,000	295,150
Foothill-De Anza Community College District, General Obligation:
2.13%, 8/1/2040 (a)	2,570,000	2,316,341
5.00%, 8/1/2027	230,000	272,950
5.00%, 8/1/2028	140,000	165,859
5.00%, 8/1/2035	1,005,000	1,147,398
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2022	175,000	195,479
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	340,000	369,434
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	250,000	278,935
Grossmont-Cuyamaca, CA, Community College District General Obligation 4.00%, 8/1/2020	100,000	103,835
Grossmont-Cuyamaca, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2044	4,420,000	5,135,068
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,945,000	5,556,795
Series C, 5.00%, 11/1/2030	135,000	156,780
Series C, 5.00%, 11/1/2036	100,000	113,628
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	2,215,000	2,591,417
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	193,329
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	4,827,642
Security Description	Principal Amount	Value
Long Beach, CA, Harbor Revenue:
Series A, 5.00%, 12/15/2020	$ 735,000	$ 782,635
Series C, 5.00%, 5/15/2047	685,000	777,543
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2027	300,000	363,456
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	521,240
5.00%, 8/1/2036	430,000	497,037
Series A, 4.00%, 8/1/2027	250,000	283,113
Series A, 5.00%, 8/1/2021	100,000	108,763
Series A, 5.00%, 8/1/2023	235,000	269,794
Series A, 5.00%, 8/1/2026	215,000	250,484
Series A, 5.00%, 8/1/2028	515,000	594,387
Series A, 5.00%, 8/1/2029	670,000	770,996
Series A, 5.00%, 8/1/2030	3,570,000	4,089,935
Series A, 5.00%, 8/1/2031	3,000,000	3,426,750
Series G, 4.00%, 8/1/2039	350,000	361,298
Series I, 4.00%, 8/1/2034	170,000	179,906
Series J, 4.00%, 8/1/2025	250,000	283,973
Series J, 4.00%, 8/1/2036	400,000	420,760
Series J, 4.00%, 8/1/2039	480,000	497,640
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	465,000	524,553
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	141,894
Series A, 5.00%, 7/1/2023	875,000	1,001,472
Series A, 5.00%, 7/1/2024	250,000	292,388
Series A, 5.00%, 7/1/2027	150,000	179,237
Series A, 5.00%, 7/1/2028	250,000	303,715
Series A, 5.00%, 7/1/2030	520,000	598,515
Series A, 5.00%, 7/1/2031	390,000	462,115
Series A, 5.00%, 7/1/2032	715,000	847,613
Series A, 5.00%, 7/1/2034	275,000	312,070
Series A, 5.00%, 7/1/2036	3,000,000	3,469,830
Series A, 5.00%, 7/1/2039	1,420,000	1,587,276
Series A, 5.00%, 7/1/2040	1,670,000	1,879,318
Series A, 5.00%, 7/1/2043	1,000,000	1,152,380
Series A, 5.00%, 7/1/2044	3,000,000	3,409,980
Series A, 5.00%, 7/1/2046	2,950,000	3,303,970
Series A, 5.00%, 7/1/2048	1,000,000	1,144,760
Series B, 5.00%, 7/1/2020	365,000	383,747
Series B, 5.00%, 7/1/2021	140,000	151,988
Series B, 5.00%, 7/1/2025	100,000	119,193
Series B, 5.00%, 7/1/2026	100,000	113,479
Series B, 5.00%, 7/1/2027	100,000	113,248
Series B, 5.00%, 7/1/2028	320,000	381,450
Series B, 5.00%, 7/1/2029	100,000	118,274
Series B, 5.00%, 7/1/2030	105,000	117,851
Series B, 5.00%, 7/1/2032	950,000	1,070,849

93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2034	$ 555,000	$ 637,773
Series B, 5.00%, 7/1/2036	100,000	114,023
Series B, 5.00%, 7/1/2037	100,000	114,888
Series B, 5.00%, 7/1/2042	230,000	258,366
Series B, 5.00%, 7/1/2043	210,000	231,292
Series B, 5.00%, 7/1/2045	2,455,000	2,751,196
Series C, 5.00%, 7/1/2027	175,000	202,386
Series C, 5.00%, 7/1/2034	100,000	117,106
Series C, 5.00%, 7/1/2042	595,000	679,335
Series D, 4.00%, 7/1/2023	445,000	490,119
Series D, 5.00%, 7/1/2022	300,000	334,857
Series D, 5.00%, 7/1/2027	100,000	115,649
Series D, 5.00%, 7/1/2029	135,000	155,141
Series D, 5.00%, 7/1/2030	305,000	349,481
Series D, 5.00%, 7/1/2032	180,000	205,051
Series D, 5.00%, 7/1/2033	1,235,000	1,402,775
Series D, 5.00%, 7/1/2039	2,970,000	3,319,866
Series D, 5.00%, 7/1/2044	130,000	144,122
Series E, 5.00%, 7/1/2035	145,000	163,820
Series E, 5.00%, 7/1/2039	310,000	346,518
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2033	250,000	295,173
5.00%, 12/1/2035	1,405,000	1,644,342
5.00%, 12/1/2037	350,000	406,038
5.00%, 12/1/2038	1,925,000	2,224,337
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	125,000	141,591
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
4.00%, 7/1/2030	7,525,000	8,125,194
Series A, 4.00%, 6/1/2034	110,000	118,015
Series A, 5.00%, 6/1/2020	175,000	183,342
Series A, 5.00%, 6/1/2021	165,000	178,500
Series A, 5.00%, 7/1/2022	100,000	111,438
Series A, 5.00%, 7/1/2023	325,000	372,128
Series A, 5.00%, 6/1/2026	100,000	121,566
Series A, 5.00%, 6/1/2029	250,000	298,568
Series A, 5.00%, 7/1/2030	100,000	120,640
Series A, 5.00%, 6/1/2033	350,000	409,885
Series A, 5.00%, 6/1/2034	245,000	285,837
Series A, 5.00%, 6/1/2037	405,000	468,650
Series A, 5.00%, 6/1/2038	850,000	980,500
Series B, 5.00%, 7/1/2030	140,000	157,774
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2034	215,000	229,293
Series D, 4.00%, 12/1/2036	665,000	700,265
Series D, 4.00%, 12/1/2040	325,000	336,304
Series D, 5.00%, 12/1/2028	1,975,000	2,323,568
Series D, 5.00%, 12/1/2029	100,000	116,881
Series D, 5.00%, 12/1/2030	330,000	381,605
Series D, 5.00%, 12/1/2039	715,000	805,104
Security Description	Principal Amount	Value
Series D, 5.00%, 12/1/2045	$ 2,610,000	$ 2,916,310
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series A-LONG BEACH PROJ AREA, 4.00%, 8/1/2040	220,000	226,670
Series C, 5.00%, 12/1/2027 (b)	225,000	260,008
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,128,469
Los Angeles, CA, Sanitation Districts Financing Authority Revenue 5.00%, 10/1/2029	100,000	117,321
Los Angeles, CA, Solid Waste Resources Revenue:
Series A, 4.00%, 2/1/2032	405,000	443,714
Series A, 5.50%, 2/1/2020	105,000	109,414
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	160,370
Series A, 4.00%, 7/1/2021	185,000	195,395
Series A, 4.00%, 7/1/2040	2,035,000	2,094,849
Series A, 5.00%, 7/1/2020	225,000	236,286
Series A, 5.00%, 7/1/2021	2,685,000	2,901,196
Series A, 5.00%, 7/1/2022	775,000	859,460
Series A, 5.00%, 7/1/2023	3,565,000	4,052,122
Series A, 5.00%, 7/1/2024	310,000	359,913
Series A, 5.00%, 7/1/2025	350,000	413,885
Series A, 5.00%, 7/1/2026	265,000	318,239
Series A, 5.00%, 7/1/2027	270,000	328,984
Series A, 5.00%, 7/1/2028	180,000	193,759
Series A, 5.00%, 7/1/2029	225,000	242,143
Series A, 5.00%, 7/1/2030	385,000	435,557
Series A, 5.00%, 7/1/2031	645,000	693,485
Series A, 5.00%, 7/1/2032	460,000	494,229
Series A, 5.00%, 7/1/2040	375,000	422,021
Series B, 3.00%, 7/1/2031	520,000	522,085
Series B, 3.00%, 7/1/2032	185,000	184,390
Series B, 5.00%, 7/1/2020	100,000	105,016
Series B, 5.00%, 7/1/2021	2,520,000	2,722,910
Series B, 5.00%, 7/1/2022	250,000	277,245
Series B, 5.00%, 7/1/2024	130,000	150,931
Series B, 5.00%, 7/1/2028	250,000	298,313
Series B-1, 5.00%, 7/1/2027	485,000	590,953
Series B-1, 5.00%, 7/1/2029	250,000	304,108
Series B-1, 5.00%, 7/1/2032	300,000	359,277
Series B-1, 5.00%, 7/1/2033	255,000	304,253
Series B-1, 5.00%, 7/1/2034	270,000	320,720
Series B-1, 5.00%, 7/1/2036	1,000,000	1,177,340
Series B-1, 5.00%, 7/1/2037	500,000	586,495
Series C, 5.00%, 7/1/2021	2,530,000	2,733,716
Series C, 5.00%, 7/1/2022	350,000	388,143
Series C, 5.00%, 7/1/2023	155,000	176,179

94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2024	$ 195,000	$ 226,397
Series C, 5.00%, 7/1/2025	205,000	237,080
Series C, 5.00%, 7/1/2026	300,000	346,104
Series C, 5.00%, 7/1/2027	635,000	731,514
Series C, 5.00%, 7/1/2030	320,000	364,534
Series D, 5.00%, 7/1/2021	2,700,000	2,917,404
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	286,805
Series B, 5.00%, 6/1/2034	1,110,000	1,269,884
Series B, 5.00%, 6/1/2039	240,000	278,345
Series D, 5.00%, 6/1/2023	1,215,000	1,386,351
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	266,248
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	370,000	383,198
Marin, CA, Healthcare District, General Obligation:
Series A, 3.00%, 8/1/2037	325,000	302,513
Series A, 4.00%, 8/1/2047	3,600,000	3,694,680
Metropolitan Water District of Southern California Revenue:
Series A, 2.25%, 7/1/2024	845,000	863,472
Series A, 2.50%, 7/1/2025	250,000	259,125
Series A, 4.00%, 7/1/2045	500,000	512,950
Series A, 5.00%, 7/1/2034	140,000	162,331
Series B, 5.00%, 8/1/2023	135,000	154,765
Series B, 5.00%, 8/1/2024	150,000	175,775
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	160,000	178,419
5.00%, 9/1/2023	440,000	502,669
5.00%, 9/1/2027	385,000	451,181
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2027	205,000	163,906
Zero Coupon, 8/1/2029	240,000	176,316
Zero Coupon, 8/1/2030	300,000	211,068
Zero Coupon, 8/1/2031	160,000	107,326
Mount San Antonio, CA, Community College District, General Obligation Series 2013A, 5.00%, 8/1/2034	280,000	315,000
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,332,287
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	45,833
Zero Coupon, 8/1/2043	5,000,000	1,922,400
Security Description	Principal Amount	Value
Zero Coupon, 8/1/2044	$ 4,500,000	$ 1,657,575
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	185,000	194,729
5.00%, 8/1/2022 (b)	350,000	387,607
5.00%, 8/1/2023 (b)	100,000	113,341
5.00%, 8/1/2025	515,000	604,574
5.00%, 8/1/2025 (b)	150,000	176,090
5.00%, 8/1/2027	625,000	742,681
5.00%, 8/1/2027 (b)	330,000	384,971
6.63%, 8/1/2038	210,000	236,485
Series A, 5.00%, 8/1/2030	175,000	202,300
Series A, 5.00%, 8/1/2031	150,000	173,105
Series A, 5.00%, 8/1/2032	150,000	172,908
Series A, 5.00%, 8/1/2040	100,000	113,195
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (b)	750,000	845,722
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	141,564
Series A, 5.00%, 2/1/2035	1,955,000	2,213,392
Series A, 5.00%, 2/1/2037	300,000	338,982
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	152,694
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	399,462
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	144,686
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	115,244
Series A, 5.00%, 8/1/2029	120,000	137,952
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,589,432
Rancho Cucamonga Redevelopment Agency Successor Agency 5.00%, 9/1/2028 (b)	425,000	487,029
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	162,848
Series A, 5.00%, 6/1/2036	4,055,000	4,745,810
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,464,899

95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	$ 375,000	$ 424,395
Series A, 5.00%, 12/1/2032	260,000	293,826
Series A, 5.00%, 12/1/2033	690,000	776,781
Series A, 5.00%, 12/1/2034	840,000	942,035
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	380,000	446,074
Series D, 5.00%, 8/15/2023	2,740,000	3,142,424
Series E, 5.00%, 8/15/2028	145,000	181,298
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	105,000	110,315
Series F, 5.00%, 8/15/2024	170,000	199,529
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	196,107
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	739,586
5.00%, 10/15/2027	515,000	611,099
5.00%, 10/15/2028	255,000	302,050
5.00%, 10/15/2029	250,000	293,705
5.00%, 10/15/2031	345,000	400,128
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	224,688
5.00%, 5/15/2023	160,000	182,635
5.00%, 5/15/2027	175,000	206,348
Series A, 4.00%, 5/15/2021	590,000	624,161
Series A, 5.00%, 5/15/2027	320,000	385,933
Series A, 5.00%, 5/15/2029	185,000	220,738
Series A, 5.00%, 5/15/2034	3,020,000	3,513,981
Series A, 5.00%, 5/15/2039	100,000	114,693
Series B, 5.00%, 8/1/2022	330,000	368,861
Series B, 5.00%, 8/1/2029	100,000	119,367
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	517,351
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	430,000	472,381
Series A, 5.00%, 4/1/2026	185,000	213,993
Series A, 5.00%, 4/1/2027	270,000	325,377
Series A, 5.00%, 4/1/2028	125,000	143,646
Series A, 5.00%, 4/1/2030	120,000	141,767
Series A, 5.00%, 4/1/2032	145,000	169,402
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2033	$ 125,000	$ 145,225
Series A, 5.00%, 4/1/2034	100,000	113,106
Series A, 5.00%, 4/1/2037	375,000	422,962
Series A, 5.00%, 4/1/2039	155,000	174,497
Series A, 5.00%, 4/1/2041	125,000	141,513
Series A, 5.00%, 4/1/2048	2,140,000	2,409,319
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	411,061
Series B, 5.00%, 5/1/2035	4,000,000	4,630,840
Series B, 5.00%, 5/1/2036	100,000	115,267
Series B, 5.00%, 5/1/2037	100,000	114,908
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	242,471
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,183,165
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	108,876
Series A, 5.00%, 9/1/2025	110,000	131,467
San Diego, CA Series A, 5.00%, 10/15/2027	220,000	254,698
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	195,708
4.00%, 8/1/2029	400,000	442,052
5.00%, 8/1/2027	160,000	193,843
5.00%, 8/1/2029	235,000	280,874
5.00%, 8/1/2031	220,000	256,874
5.00%, 8/1/2041	190,000	218,078
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	100,000	108,106
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2040	1,225,000	1,395,716
Series F, 5.00%, 7/1/2045	150,000	170,330
Series I, Zero Coupon, 7/1/2034	220,000	121,506
Series I, Zero Coupon, 7/1/2036	2,865,000	1,440,006
Series I, Zero Coupon, 7/1/2037	405,000	193,841
Series I, Zero Coupon, 7/1/2039	310,000	134,990
Series I, 4.00%, 7/1/2047	1,000,000	1,029,790
Series I, 5.00%, 7/1/2047	400,000	457,984
Series R-3, 5.00%, 7/1/2020	150,000	157,776
Series R-3, 5.00%, 7/1/2022	195,000	216,883
Series R-4, 5.00%, 7/1/2024	235,000	274,978
Series R-4, 5.00%, 7/1/2028	250,000	294,965

96

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series R-5, 5.00%, 7/1/2029	$ 260,000	$ 310,640
Series SENIOR-1, 4.00%, 7/1/2033	100,000	106,529
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series A, 5.00%, 8/1/2047	105,000	121,034
Series C, 5.00%, 8/1/2029	120,000	136,122
Series C, 5.00%, 8/1/2031	110,000	124,366
Series D, 5.00%, 8/1/2029	160,000	188,043
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue Series A, 5.00%, 7/1/2031	70,000	77,830
San Francisco, CA, City & County:
4.00%, 4/1/2038	530,000	554,862
4.00%, 4/1/2045	115,000	117,291
5.00%, 4/1/2020	110,000	114,643
Series R1, 4.00%, 9/1/2039	535,000	549,638
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	552,527
Series A, 5.00%, 10/1/2029	100,000	117,732
Series C, 2.13%, 10/1/2048 (a)	3,000,000	3,005,430
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2034	1,990,000	2,103,709
Series A, 4.00%, 6/15/2035	1,350,000	1,418,782
Series A, 5.00%, 6/15/2023	200,000	222,378
Series R1, 4.00%, 6/15/2030	650,000	694,492
Series R1, 5.00%, 6/15/2020	400,000	419,884
Series R1, 5.00%, 6/15/2027	325,000	368,537
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	114,881
5.00%, 11/1/2019	125,000	128,636
5.00%, 11/1/2020	160,000	169,846
5.00%, 11/1/2024	235,000	277,136
5.00%, 11/1/2028	170,000	205,137
5.00%, 11/1/2032	100,000	114,860
5.00%, 11/1/2033	680,000	791,751
5.00%, 11/1/2034	335,000	387,491
Series A, 5.00%, 11/1/2045	675,000	751,626
Series B, 5.00%, 11/1/2041	1,400,000	1,562,106
Series B, 5.00%, 11/1/2042	350,000	390,327
Series B, 5.00%, 11/1/2043	1,070,000	1,192,686
Series B, 5.00%, 11/1/2044	2,675,000	2,980,191
Series B, 5.00%, 11/1/2045	6,500,000	7,237,880
Series B, 5.00%, 11/1/2047	6,840,000	7,608,679
Series D, 5.00%, 11/1/2033	260,000	307,354
Series D, 5.00%, 11/1/2034	330,000	387,268
Security Description	Principal Amount	Value
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	$ 1,845,000	$ 1,749,687
San Francisco, CA, Unified School District, General Obligation:
Series B, 5.00%, 6/15/2021	135,000	145,984
Series F&C, 5.00%, 6/15/2028	100,000	115,864
San Joaquin, CA 4.00%, 11/15/2030 (b)	125,000	135,475
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	165,764
Series A, 5.00%, 8/1/2027	270,000	317,866
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	209,419
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	152,521
Series A, 5.00%, 9/1/2028	220,000	254,008
Series C, 5.00%, 9/1/2040	350,000	392,570
San Jose, Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2026	3,785,000	4,579,699
Series B, 5.00%, 8/1/2027	1,075,000	1,320,422
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	208,860
5.00%, 8/1/2035	350,000	407,767
5.00%, 8/1/2036	350,000	404,306
Series C, 5.00%, 8/1/2040	150,000	165,965
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	150,471
5.00%, 9/1/2033	300,000	345,162
5.00%, 9/1/2034	100,000	114,824
Series A, 2.50%, 9/1/2040 (a)	100,000	100,608
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	280,000	327,580
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	270,866
Series A, 5.00%, 6/1/2029	130,000	151,483
Series A, 5.00%, 6/1/2030	160,000	185,507

97

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	$ 4,520,000	$ 4,363,066
Series A, 3.50%, 4/1/2041	600,000	573,108
Series Q, 2.50%, 5/15/2029	140,000	136,241
Series Q, 4.00%, 5/15/2031	1,815,000	1,947,731
Series Q, 4.00%, 5/15/2033	300,000	318,513
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	247,536
Series C, 3.25%, 8/1/2039	150,000	141,993
Series C, 5.00%, 8/1/2030	125,000	152,113
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	235,000
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,474,221
Series A, 5.00%, 8/1/2043	1,750,000	2,033,115
Series D, 5.00%, 8/1/2043	1,025,000	1,144,105
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	227,440
5.00%, 7/1/2027	150,000	180,480
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	260,000	294,076
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	293,974
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2023	3,725,000	4,023,968
Series A, 5.00%, 7/1/2025	545,000	587,494
Series A, 5.00%, 7/1/2027	130,000	139,542
Series C, 5.00%, 7/1/2027	110,000	128,555
Southwestern, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2047	130,000	133,129
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	118,638
Torrance, CA, Unified School District, General Obligation 5.00%, 8/1/2038	200,000	224,256
University of California Series AK, 5.00%, 5/15/2042	2,065,000	2,353,770
Security Description	Principal Amount	Value
University of California, Revenue:
Series A, 3.00%, 11/1/2033	$ 250,000	$ 241,255
Series A, 3.13%, 11/1/2036	225,000	215,026
Series A, 3.20%, 11/1/2037	270,000	258,530
Series A, 4.00%, 11/1/2035	300,000	315,957
Series A, 4.00%, 11/1/2037	555,000	577,883
Series A, 4.00%, 11/1/2038	1,580,000	1,634,747
Series A, 4.00%, 11/1/2043	430,000	443,468
Series A, 4.00%, 11/1/2045	1,050,000	1,074,759
Series A, 5.00%, 11/1/2020	345,000	366,362
Series A, 5.00%, 11/1/2021	3,180,000	3,476,758
Series A, 5.00%, 11/1/2025	250,000	300,288
Series A, 5.00%, 11/1/2028	120,000	143,338
Series A, 5.00%, 11/1/2029	270,000	312,250
Series A, 5.00%, 11/1/2030	3,040,000	3,522,584
Series A, 5.00%, 11/1/2031	205,000	243,476
Series A, 5.00%, 11/1/2032	1,300,000	1,487,365
Series A, 5.00%, 11/1/2033	350,000	399,000
Series A, 5.00%, 11/1/2034	555,000	631,085
Series A, 5.00%, 11/1/2035	5,450,000	6,434,320
Series A, 5.00%, 11/1/2036	1,340,000	1,543,532
Series A, 5.00%, 11/1/2037	400,000	452,736
Series A, 5.00%, 11/1/2038	165,000	185,990
Series A, 5.00%, 11/1/2041	1,940,000	2,186,652
Series A, 5.00%, 11/1/2043	220,000	246,110
Series A, 5.00%, 11/1/2045	3,300,000	3,705,735
Series AM, 5.00%, 5/15/2023	130,000	148,214
Series AM, 5.00%, 5/15/2025	250,000	290,468
Series AM, 5.00%, 5/15/2026	450,000	522,589
Series AM, 5.00%, 5/15/2027	200,000	231,266
Series AM, 5.00%, 5/15/2028	675,000	777,175
Series AM, 5.00%, 5/15/2029	210,000	241,097
Series AM, 5.25%, 5/15/2030	100,000	115,631
Series AM, 5.25%, 5/15/2031	150,000	172,953
Series AO, 5.00%, 5/15/2021	395,000	426,829
Series AO, 5.00%, 5/15/2025	2,195,000	2,608,428
Series AO, 5.00%, 5/15/2026	110,000	130,356
Series AO, 5.00%, 5/15/2028	425,000	498,635
Series AO, 5.00%, 5/15/2032	100,000	115,391
Series AO, 5.00%, 5/15/2040	110,000	124,499
Series AR, 4.00%, 5/15/2037	570,000	593,615
Series AR, 5.00%, 5/15/2030	580,000	681,251
Series AR, 5.00%, 5/15/2032	120,000	139,541
Series AR, 5.00%, 5/15/2041	495,000	557,543
Series AR, 5.00%, 5/15/2046	1,300,000	1,457,872
Series AT, 1.40%, 5/15/2046 (a)	115,000	113,360

98

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series AV, 4.00%, 5/15/2045	$ 2,030,000	$ 2,083,714
Series AV, 5.25%, 5/15/2047	2,500,000	2,901,350
Series AY, 4.00%, 5/15/2035	100,000	105,829
Series AZ, 5.00%, 5/15/2043	5,200,000	5,970,328
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,339
Series B-3, 4.00%, 11/1/2051 (a)	350,000	378,875
Series I, 4.00%, 5/15/2045	200,000	204,624
Series I, 5.00%, 5/15/2022	605,000	672,361
Series I, 5.00%, 5/15/2027	145,000	170,690
Series I, 5.00%, 5/15/2028	655,000	765,505
Series I, 5.00%, 5/15/2030	180,000	207,819
Series I, 5.00%, 5/15/2031	335,000	384,426
Series I, 5.00%, 5/15/2032	145,000	166,026
Series K, 4.00%, 5/15/2036	265,000	275,979
Series K, 4.00%, 5/15/2046	315,000	319,813
Series K, 5.00%, 5/15/2031	460,000	535,242
Series K, 5.00%, 5/15/2033	300,000	346,239
Series K, 5.00%, 5/15/2051	645,000	717,949
Series M, 5.00%, 5/15/2028	100,000	121,118
Series M, 5.00%, 5/15/2030	200,000	237,698
Series M, 5.00%, 5/15/2032	295,000	346,708
Series M, 5.00%, 5/15/2036	250,000	288,345
Series M, 5.00%, 5/15/2042	530,000	601,603
Series M, 5.00%, 5/15/2047	260,000	293,901
Series M, 5.00%, 5/15/2052	900,000	1,012,428
Series O, 4.00%, 5/15/2048	250,000	254,295
Series O, 5.00%, 5/15/2039	2,200,000	2,541,352
Series O, 5.00%, 5/15/2048	100,000	114,117
Series O, 5.00%, 5/15/2058	250,000	281,848
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	293,184
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	479,664
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	271,783
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	194,651
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	233,052
Series A, 5.00%, 8/1/2031	295,000	343,162
Series A, 5.00%, 8/1/2035	265,000	305,296
Series A, 5.00%, 8/1/2042	100,000	111,758
Series C, 4.00%, 8/1/2054	100,000	102,499
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,970,000	2,041,412
Security Description	Principal Amount	Value
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	$ 250,000	$ 265,740
Series C, 4.00%, 8/1/2032	5,000,000	5,431,950
Series C, 4.00%, 8/1/2034	3,065,000	3,273,451
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	230,227
		570,526,761
COLORADO — 1.8%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,343,909
Series A, 5.00%, 12/1/2031	485,000	566,980
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	311,666
Adams, CO, 12 Five Star Schools, General Obligation:
Series B, 5.00%, 12/15/2027	1,920,000	2,283,917
Series B, 5.00%, 12/15/2029	190,000	224,202
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	400,022
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	1,805,000	1,593,364
5.00%, 8/1/2036	125,000	142,649
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	163,073
Series C, 5.00%, 12/15/2028	1,800,000	2,126,862
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,370,522
Series A, 5.00%, 12/1/2042	245,000	279,033
Series B, 4.00%, 12/1/2027	130,000	145,860
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2044	110,000	122,627
Series A-1, 5.00%, 11/15/2023	530,000	603,898
Series A-2, 5.00%, 11/15/2039	100,000	111,995
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	589,295
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	4,975,584
Series A, 5.00%, 12/15/2030	5,000,000	5,963,800

99

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2037	$ 650,000	$ 751,419
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 4.00%, 3/1/2040	1,150,000	1,181,337
Series A, 4.00%, 3/1/2044	500,000	511,755
Colorado, State Building Excellent Schools Today:
Series K, 5.00%, 3/15/2031	275,000	320,576
Series L, 5.00%, 3/15/2025	150,000	174,686
Series M, 5.00%, 3/15/2029	1,000,000	1,196,120
Series M, 5.00%, 3/15/2030	190,000	225,893
Series M, 5.00%, 3/15/2031	500,000	591,770
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2020	125,000	132,019
Series A, 5.00%, 11/1/2024	190,000	218,272
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	350,000	358,039
Series A, 5.00%, 8/1/2022	300,000	331,578
Series A, 5.00%, 8/1/2024	360,000	414,673
Series A, 5.00%, 8/1/2027	150,000	176,530
Series A, 5.00%, 8/1/2042	1,025,000	1,151,926
Series A-2, Zero Coupon, 8/1/2038	3,000,000	1,348,140
Series A-2, Zero Coupon, 8/1/2039	3,000,000	1,285,620
Series A-2, 5.00%, 8/1/2048	500,000	557,630
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,225,000	1,448,085
5.00%, 12/1/2029	255,000	301,701
Series A, 5.50%, 12/1/2024	260,000	309,371
Series A, 5.50%, 12/1/2028	100,000	124,735
El Paso, CO, County School District No. 20 Academy, General Obligation:
5.00%, 12/15/2029	115,000	134,796
5.00%, 12/15/2031	1,130,000	1,313,060
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	239,186
5.00%, 12/1/2030	160,000	190,506
5.25%, 12/1/2032	100,000	120,514
5.25%, 12/1/2033	250,000	300,185
5.50%, 12/1/2035	160,000	194,419
5.50%, 12/1/2037	500,000	600,995
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	394,877
Regional, CO, Transportation District:
Security Description	Principal Amount	Value
4.00%, 6/1/2040	$ 230,000	$ 236,148
5.00%, 6/1/2023	320,000	334,016
Series A, 5.00%, 6/1/2025	150,000	166,694
Series A, 5.00%, 6/1/2032	205,000	225,106
Series A, 5.00%, 6/1/2039	185,000	201,454
Series A, COPs, 5.00%, 6/1/2025	140,000	155,581
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	600,000	633,798
Series B, 5.00%, 11/1/2034	100,000	116,842
University of California, Revenue Series A, 5.00%, 6/1/2035	275,000	316,192
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	163,682
Series A, 5.00%, 6/1/2038	265,000	304,694
Series A, 5.00%, 6/1/2039	235,000	270,201
Series A-2, 3.00%, 6/1/2033	75,000	72,435
Series A-2, 3.25%, 6/1/2037	340,000	327,185
Series A-2, 4.00%, 6/1/2035	2,500,000	2,659,275
Series A-2, 4.00%, 6/1/2038	505,000	530,048
Series A-2, 4.00%, 6/1/2043	310,000	322,329
Series A-2, 5.00%, 6/1/2023	275,000	310,530
Series A-2, 5.00%, 6/1/2026	450,000	537,421
Series A-2, 5.00%, 6/1/2027	250,000	302,412
Series B-1, 2.25%, 6/1/2027	2,000,000	1,953,320
Series B-1, 2.50%, 6/1/2028	175,000	171,392
Series B-1, 2.75%, 6/1/2029	320,000	318,272
Series B-1, 4.00%, 6/1/2036	105,000	111,427
Series B-1, 4.00%, 6/1/2038	415,000	433,675
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	115,358
		51,209,158
CONNECTICUT — 0.3%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 3/1/2029	50,000	58,024
Series B, 5.00%, 6/1/2026	2,080,000	2,482,501
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	800,000	882,896
Series A-3-REMK 0, 1.80%, 7/1/2049 (a)	355,000	353,981
Series A-REMK 07/26/17, 1.30%, 7/1/2048 (a)	960,000	953,338
Series B-1, 5.00%, 7/1/2029 (a)	485,000	507,344

100

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 11/1/2042	$ 1,000,000	$ 1,088,860
South Central Connecticut Regional Water Authority Revenue:
Series A, 5.00%, 8/1/2043	180,000	194,344
Series B, 4.00%, 8/1/2026	600,000	663,078
Series B, 4.00%, 8/1/2036	295,000	310,762
Series B, 5.00%, 8/1/2029	500,000	583,165
		8,078,293
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,042,452
3.00%, 3/1/2032	50,000	49,999
3.13%, 3/1/2033	345,000	338,204
3.25%, 3/1/2035	385,000	377,854
3.25%, 3/1/2037	135,000	130,311
5.00%, 3/1/2021	145,000	154,853
5.00%, 3/1/2022	100,000	109,691
Series A, 5.00%, 3/1/2022	150,000	164,537
Series A, 5.00%, 1/1/2025	75,000	87,605
Series A, 5.00%, 2/1/2029	495,000	603,019
Series A, 5.00%, 2/1/2032	300,000	359,760
Series A, 5.00%, 2/1/2036	1,000,000	1,179,640
Series B, 5.00%, 7/1/2020	2,000,000	2,093,340
Series B, 5.00%, 7/1/2024	400,000	462,824
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	379,651
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	295,000	304,829
5.00%, 10/1/2021	1,030,000	1,116,983
5.00%, 10/1/2027	595,000	696,840
5.00%, 10/1/2038	170,000	192,945
		9,845,337
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	236,484
Series A, 4.00%, 6/1/2037	285,000	296,987
Series A, 4.00%, 6/1/2041	325,000	335,520
Series A, 5.00%, 6/1/2020	500,000	522,400
Series A, 5.00%, 6/1/2022	625,000	688,475
Series A, 5.00%, 6/1/2023	1,155,000	1,304,226
Series A, 5.00%, 6/1/2024	195,000	219,578
Series A, 5.00%, 6/1/2025	195,000	219,227
Series A, 5.00%, 6/1/2030	100,000	118,108
Series A, 5.00%, 6/1/2032	330,000	386,489
Series A, 5.00%, 6/1/2033	300,000	350,127
Series A, 5.00%, 6/1/2034	225,000	261,313
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2035	$ 2,280,000	$ 2,636,889
Series A, 5.00%, 6/1/2037	2,435,000	2,788,413
Series A, 5.00%, 6/1/2038	500,000	561,325
Series A, 5.00%, 6/1/2041	285,000	321,206
Series D, 4.00%, 6/1/2034	400,000	421,312
Series D, 5.00%, 6/1/2021	310,000	333,070
Series D, 5.00%, 6/1/2022	320,000	352,499
Series D, 5.00%, 6/1/2023	100,000	112,920
Series D, 5.00%, 6/1/2032	505,000	591,446
Series D, 5.00%, 6/1/2035	1,000,000	1,156,530
Series D, 5.00%, 6/1/2036	2,555,000	2,941,284
Series D, 5.00%, 6/1/2038	1,000,000	1,142,880
Series D, 5.00%, 6/1/2041	500,000	566,185
Series E, 5.00%, 6/1/2020	125,000	130,600
Series E, 5.00%, 6/1/2021	190,000	204,140
Series E, 5.00%, 6/1/2025	170,000	199,646
Series E, 5.00%, 6/1/2032	145,000	168,947
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	173,605
Series A, 5.00%, 10/1/2032	300,000	343,203
Series A, 5.00%, 10/1/2034	120,000	136,354
Series A, 5.00%, 10/1/2035	675,000	764,633
Series A, 5.00%, 10/1/2036	470,000	530,451
Series A, 5.00%, 10/1/2039	485,000	542,026
Series B, 5.00%, 10/1/2034	290,000	328,761
Series B, 5.00%, 10/1/2043	550,000	627,242
Series B, 5.25%, 10/1/2044	120,000	137,315
Series C, 5.00%, 10/1/2022	125,000	138,460
Series C, 5.00%, 10/1/2025	110,000	126,468
Series C, 5.00%, 10/1/2030	250,000	284,245
Series C, 5.00%, 10/1/2031	455,000	516,543
Series C, 5.00%, 10/1/2039	2,235,000	2,506,754
Series C, 5.00%, 10/1/2044	265,000	295,427
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	295,000	308,812
Series A-1, 5.00%, 7/1/2024	170,000	195,458
Series A-1, 5.00%, 7/1/2026	250,000	296,413
Series A-1, 5.00%, 7/1/2031	140,000	164,412
Series A-2, 5.00%, 7/1/2033	1,100,000	1,281,819
Series B, 5.00%, 7/1/2020	90,000	94,214
Series B, 5.00%, 7/1/2024	280,000	321,930
Series B, 5.00%, 7/1/2029	150,000	178,161
Series B, 5.00%, 7/1/2030	350,000	413,070
Series B, 5.00%, 7/1/2033	1,680,000	1,957,687
Series B, 5.00%, 7/1/2035	2,900,000	3,353,241
Series B, 5.00%, 7/1/2037	500,000	572,880
		36,157,810
FLORIDA — 4.0%
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	255,253

101

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Florida, State Board of Education, General Obligation Series A, 5.00%, 7/1/2023	$ 340,000	$ 385,043
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	106,688
Series A, 5.00%, 7/1/2020	125,000	130,929
Series A, 5.00%, 7/1/2021	385,000	415,115
Series A, 5.00%, 7/1/2023	335,000	379,689
Series A, 5.00%, 7/1/2024	740,000	856,639
Series A, 5.00%, 7/1/2025	430,000	506,480
Series A, 5.00%, 7/1/2026	245,000	292,907
Series A, 5.00%, 7/1/2028	220,000	269,984
Series B, 5.00%, 7/1/2020	140,000	146,640
Series B, 5.00%, 7/1/2021	470,000	506,763
Series B, 5.00%, 7/1/2023	485,000	549,699
Series B, 5.00%, 7/1/2024	355,000	410,955
Series B, 5.00%, 7/1/2025	320,000	376,915
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	155,000	162,234
5.00%, 7/1/2021	205,000	220,723
5.00%, 7/1/2026	130,000	148,164
Series A, 5.00%, 7/1/2023	270,000	304,652
Series A, 5.00%, 7/1/2025	105,000	122,771
Series A, 5.00%, 7/1/2026	350,000	405,107
Series A, 5.00%, 7/1/2027	545,000	655,161
Series A, 5.00%, 7/1/2028	275,000	334,342
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2021	380,000	409,093
Series A, 5.00%, 8/1/2023	195,000	219,738
Series A, 5.00%, 8/1/2025	170,000	198,999
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 9/1/2019	220,000	224,719
Series A, 5.00%, 9/1/2025	160,000	188,046
Florida, State General Obligation:
5.00%, 7/1/2020	200,000	209,486
5.00%, 7/1/2021	575,000	619,683
5.00%, 7/1/2024	425,000	491,270
Series A, 3.00%, 6/1/2026	365,000	377,631
Series A, 3.50%, 7/1/2043	160,000	155,629
Series A, 4.00%, 6/1/2037	225,000	239,335
Series A, 4.00%, 6/1/2038	475,000	502,094
Series A, 5.00%, 6/1/2022	105,000	115,701
Series A, 5.00%, 6/1/2023	130,000	146,973
Series A, 5.00%, 6/1/2024	170,000	196,313
Series A, 5.00%, 6/1/2027	500,000	584,255
Series A, 5.00%, 7/1/2027	125,000	148,775
Series B, 4.00%, 6/1/2044	1,325,000	1,371,242
Series B, 4.00%, 6/1/2048	340,000	348,578
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2019	$ 100,000	$ 101,340
Series B, 5.00%, 6/1/2020	250,000	261,200
Series B, 5.00%, 6/1/2022	517,000	569,687
Series B, 5.00%, 6/1/2023	195,000	220,459
Series B, 5.00%, 6/1/2024	550,000	635,129
Series B, 5.00%, 6/1/2027	100,000	114,593
Series B, 5.00%, 6/1/2028	170,000	194,528
Series B, 5.00%, 6/1/2030	135,000	160,569
Series C, 2.63%, 6/1/2037	300,000	258,141
Series C, 3.00%, 6/1/2031	110,000	109,885
Series C, 4.00%, 6/1/2025	10,000	10,619
Series C, 4.00%, 6/1/2031	650,000	707,646
Series C, 5.00%, 6/1/2020	350,000	365,680
Series C, 5.00%, 6/1/2021	1,200,000	1,290,780
Series C, 5.00%, 6/1/2023	100,000	113,056
Series C, 5.00%, 6/1/2025	60,000	69,054
Series C, 5.00%, 6/1/2026	175,000	200,925
Series E, 2.38%, 6/1/2031	295,000	271,760
Series E, 5.00%, 6/1/2019	100,000	101,340
Series E, 5.00%, 6/1/2021	480,000	516,312
Series E, 5.00%, 6/1/2022	100,000	110,191
Series E, 5.00%, 6/1/2024	225,000	259,825
Series F, 5.00%, 6/1/2024	110,000	127,026
Series F, 5.00%, 6/1/2027	135,000	159,704
Series F, 5.00%, 6/1/2029	125,000	146,850
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	100,000	104,698
Series B, 5.00%, 7/1/2021	185,000	199,284
Series B, 5.00%, 7/1/2024	225,000	259,072
Series C, 5.00%, 7/1/2024	305,000	342,884
Series C, 5.00%, 7/1/2030	300,000	349,407
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	336,547
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	124,650
Series A, 5.00%, 10/1/2024	125,000	144,590
Series A, 5.00%, 10/1/2026	260,000	310,344
Series A, 5.00%, 10/1/2027	2,820,000	3,407,491
Series A, 5.00%, 10/1/2030	665,000	791,383
Series A, 5.00%, 10/1/2031	145,000	171,808
Series A, 5.00%, 10/1/2032	270,000	318,991
Series A, 5.00%, 10/1/2034	250,000	293,022
Series A, 5.00%, 10/1/2035	500,000	583,930
Series A, 5.00%, 10/1/2036	500,000	580,985
Series A, 5.00%, 10/1/2037	500,000	578,475
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	324,698
Hillsborough County, FL, School Board 5.00%, 7/1/2020	1,300,000	1,359,293

102

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hillsborough County, FL, Utility Revenue 3.00%, 8/1/2046	$ 350,000	$ 301,875
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	730,000	842,070
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	305,437
Series A, 5.00%, 10/1/2030	270,000	308,864
Series A, 5.25%, 10/1/2047	515,000	585,267
Series B, 5.00%, 10/1/2024	580,000	660,782
Series B, 5.00%, 10/1/2025	245,000	281,640
Series B, 5.00%, 10/1/2027	795,000	927,773
Series B, 5.00%, 10/1/2029	400,000	458,472
Series C, 5.25%, 10/1/2030	250,000	282,720
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	258,123
3.25%, 10/1/2032	795,000	785,412
5.00%, 10/1/2024	430,000	493,124
5.00%, 10/1/2027	395,000	457,517
5.00%, 10/1/2029	685,000	788,360
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	1,655,000	1,880,825
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	545,000	531,113
Series A, 4.00%, 10/1/2020	240,000	249,022
Series A, 5.00%, 10/1/2033	100,000	112,074
Series A, 5.00%, 10/1/2039	165,000	181,092
Series B, 5.00%, 10/1/2029	215,000	247,312
Series B, 5.00%, 10/1/2030	125,000	143,064
Series D, 5.00%, 10/1/2019	225,000	229,957
Series III B, 3.38%, 10/1/2034	150,000	143,180
Series III B, 5.00%, 10/1/2026	265,000	305,126
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,593
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	98,093
Series A, 3.38%, 10/1/2037	535,000	525,124
Series A, 3.38%, 10/1/2041	615,000	584,422
Series A, 4.00%, 10/1/2039	425,000	441,197
Series A, 4.00%, 10/1/2040	415,000	424,445
Series A, 5.00%, 10/1/2019	230,000	235,117
Series A, 5.00%, 10/1/2023	35,000	38,809
Series A, 5.00%, 10/1/2026	360,000	409,468
Series A, 5.00%, 10/1/2028	185,000	216,522
Series A, 5.00%, 10/1/2029	295,000	344,020
Lakeland, FL, Department of Electric Utilities Revenue:
Security Description	Principal Amount	Value
2.88%, 10/1/2029	$ 610,000	$ 601,368
5.00%, 10/1/2021	230,000	248,844
5.00%, 10/1/2025	125,000	146,139
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	395,000	402,860
Miami Beach, FL, Water & Sewer Revenue:
4.00%, 9/1/2042	475,000	489,012
5.00%, 9/1/2047	2,090,000	2,340,633
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2029	130,000	149,960
5.00%, 7/1/2045	100,000	111,557
Series A, 3.38%, 7/1/2035	5,710,000	5,692,071
Series A, 3.38%, 7/1/2036	2,510,000	2,482,164
Series A, 5.00%, 7/1/2023	200,000	225,484
Series A, 5.00%, 7/1/2024	580,000	667,505
Series A, 5.00%, 7/1/2025	605,000	707,396
Series A, 5.00%, 7/1/2029	210,000	245,521
Series B, 4.00%, 7/1/2035	100,000	104,053
Series B, 5.00%, 7/1/2020	550,000	575,921
Series B, 5.00%, 7/1/2025	625,000	716,494
Series B, 5.00%, 7/1/2026	1,070,000	1,231,431
Series B, 5.00%, 7/1/2027	1,470,000	1,686,840
Series B, 5.00%, 7/1/2028	1,490,000	1,714,796
Series B, 5.00%, 7/1/2029	405,000	464,968
Series D, 5.00%, 7/1/2034	515,000	588,872
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	217,838
Series B, 5.00%, 4/1/2020	250,000	259,575
Series B, 5.00%, 4/1/2021	135,000	144,180
Series B, 5.00%, 4/1/2022	320,000	350,426
Series B, 5.00%, 4/1/2025	280,000	326,388
Series B, 5.00%, 4/1/2028	565,000	660,903
Series B, 5.00%, 4/1/2029	450,000	524,106
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	268,472
5.00%, 3/15/2030	250,000	294,042
5.00%, 3/15/2036	225,000	254,713
5.00%, 3/15/2041	115,000	128,291
5.00%, 3/15/2046	300,000	333,447
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	152,219
3.13%, 7/1/2029	130,000	132,133
4.00%, 7/1/2036	125,000	130,524
4.00%, 7/1/2038	2,155,000	2,205,492
5.00%, 7/1/2024	295,000	339,341
5.00%, 7/1/2025	420,000	491,917
Orange County, FL, School Board:

103

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.38%, 8/1/2034	$ 420,000	$ 420,412
Series C, 5.00%, 8/1/2028	500,000	574,065
Series C, 5.00%, 8/1/2029	500,000	571,790
Series C, 5.00%, 8/1/2033	450,000	513,864
Series C, 5.00%, 8/1/2034	175,000	199,453
Series D, 5.00%, 8/1/2029	310,000	354,510
Series D, 5.00%, 8/1/2031	450,000	510,246
Series D, 5.00%, 8/1/2032	110,000	124,444
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	810,000	854,153
5.00%, 10/1/2021	550,000	595,677
5.00%, 10/1/2022	2,090,000	2,318,249
5.00%, 10/1/2028	100,000	115,357
5.00%, 10/1/2029	345,000	418,206
5.00%, 10/1/2030	280,000	342,538
Series A, 4.00%, 10/1/2033	1,730,000	1,820,565
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	359,817
Series A, 5.25%, 11/1/2030	250,000	290,175
Series A, 5.25%, 11/1/2031	75,000	87,053
Series A, 5.25%, 11/1/2033	215,000	249,550
Series A, 5.25%, 11/1/2034	385,000	446,869
Series B, 5.00%, 10/1/2041	620,000	700,315
Series B, 5.00%, 10/1/2046	695,000	783,050
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2019	130,000	133,089
Series A, 5.00%, 10/1/2032	65,000	74,016
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	177,101
Series A, 5.00%, 8/1/2027	230,000	274,337
Series B, 5.00%, 8/1/2021	175,000	188,491
Series B, 5.00%, 8/1/2022	370,000	408,406
Series B, 5.00%, 8/1/2023	115,000	129,804
Series B, 5.00%, 8/1/2024	695,000	797,394
Series B, 5.00%, 8/1/2028	500,000	602,565
Series C, 5.00%, 8/1/2029	250,000	299,872
Series D, 5.00%, 8/1/2025	350,000	407,841
Series D, 5.00%, 8/1/2028	100,000	115,010
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	450,229
5.00%, 5/1/2038	450,000	509,107
Series D, 5.00%, 12/1/2045	325,000	369,635
Pompano Beach, FL, General Obligation 4.00%, 7/1/2048	3,605,000	3,696,747
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	376,622
3.00%, 7/1/2041	1,100,000	975,689
3.25%, 7/1/2045	125,000	111,456
Security Description	Principal Amount	Value
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	$ 500,000	$ 534,610
Series A, 4.00%, 6/1/2035	375,000	394,132
Series A, 5.00%, 6/1/2026	125,000	139,746
Series A, 5.00%, 6/1/2033	500,000	580,695
Series A, 5.00%, 6/1/2036	500,000	571,840
Series A, 5.00%, 6/1/2037	450,000	512,865
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	623,655
South Florida Water Management District:
3.00%, 10/1/2031	315,000	308,763
5.00%, 10/1/2020	250,000	263,095
5.00%, 10/1/2022	660,000	729,307
5.00%, 10/1/2027	165,000	192,649
5.00%, 10/1/2031	175,000	200,449
5.00%, 10/1/2032	300,000	342,147
5.00%, 10/1/2035	105,000	118,578
5.00%, 10/1/2036	370,000	416,305
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	257,508
5.00%, 10/1/2031	220,000	247,073
5.00%, 10/1/2032	195,000	224,034
5.00%, 10/1/2036	100,000	113,827
Series A, 5.00%, 10/1/2037	1,560,000	1,750,554
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	254,531
5.00%, 10/1/2036	600,000	674,310
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	143,834
Series A, 5.00%, 10/1/2037	2,715,000	3,115,924
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	499,495
4.00%, 10/1/2034	110,000	116,999
5.00%, 10/1/2023	125,000	141,768
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,528,991
		115,104,624
GEORGIA — 2.2%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	151,528
Atlanta, GA, Department of Aviation Revenue Series A, 5.00%, 1/1/2027	130,000	146,996
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	132,480
5.00%, 12/1/2022	1,550,000	1,730,885

104

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2031	$ 105,000	$ 120,021
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	244,820
5.00%, 11/1/2032	100,000	113,791
5.00%, 11/1/2040	325,000	361,205
5.00%, 11/1/2043	270,000	299,422
Series A, 5.00%, 11/1/2034	425,000	497,305
Series A, 5.00%, 11/1/2037	5,000,000	5,770,300
Series B, 3.50%, 11/1/2043	225,000	214,205
Series B, 5.00%, 11/1/2023	115,000	130,572
Series B, 5.00%, 11/1/2028	560,000	673,708
Series B, 5.00%, 11/1/2033	3,000,000	3,528,330
Series C, 4.00%, 11/1/2038	3,140,000	3,277,658
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	113,463
Forsyth, NC, General Obligation 5.00%, 3/1/2027	250,000	302,233
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	108,390
Series A, 5.00%, 2/1/2020	250,000	258,660
Series A, 5.00%, 2/1/2025	485,000	567,566
Series A, 5.00%, 7/1/2026	295,000	353,360
Series A, 5.00%, 2/1/2027	2,650,000	3,116,677
Series A, 5.00%, 7/1/2031	165,000	199,671
Series A-1, 5.00%, 2/1/2019	100,000	100,257
Series A-1, 5.00%, 2/1/2022	1,000,000	1,094,750
Series A-1, 5.00%, 2/1/2026	215,000	255,805
Series A-2, 5.00%, 2/1/2025	250,000	285,908
Series A-2, 5.00%, 2/1/2031	505,000	598,440
Series A-2, 5.00%, 2/1/2033	410,000	482,250
Series C, 5.00%, 7/1/2021	495,000	533,595
Series C, 5.00%, 7/1/2025	2,800,000	3,301,732
Series C, 5.00%, 7/1/2030	510,000	611,347
Series C-1, 4.00%, 1/1/2025	300,000	333,555
Series C-1, 4.00%, 7/1/2025	1,805,000	2,016,835
Series D, 5.00%, 2/1/2022	125,000	136,844
Series E, 5.00%, 12/1/2025	360,000	427,338
Series F, 5.00%, 1/1/2024	545,000	624,297
Series F, 5.00%, 1/1/2027	1,005,000	1,213,527
Series F, 5.00%, 7/1/2027	430,000	517,475
Series F, 5.00%, 1/1/2028	4,000,000	4,800,720
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	2,145,000	2,423,593
Series B, 3.00%, 10/1/2043	155,000	136,065
Series B, 4.00%, 10/1/2038	315,000	329,947
Series B, 5.00%, 10/1/2038	2,600,000	2,968,446
Gwinnett County, GA, School District, General Obligation:
4.00%, 2/1/2020	325,000	332,911
5.00%, 8/1/2020	1,000,000	1,050,510
5.00%, 2/1/2021	2,400,000	2,556,912
Security Description	Principal Amount	Value
5.00%, 8/1/2021	$ 350,000	$ 378,084
5.00%, 8/1/2022	2,115,000	2,344,583
5.00%, 2/1/2031	2,455,000	2,836,360
5.00%, 2/1/2035	3,385,000	3,864,418
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	113,064
Paulding, GA, Water & Sewerage Revenue 3.00%, 12/1/2048	100,000	82,948
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,465,275
		61,631,037
HAWAII — 1.4%
City & County of Honolulu, HI, General Obligation Series A, 5.00%, 10/1/2019	125,000	127,951
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	35,000	38,068
Series DZ, 5.00%, 12/1/2026	85,000	92,075
Series DZ-2016, 5.00%, 12/1/2024	65,000	70,758
Series DZ-2016, 5.00%, 12/1/2026	115,000	125,194
Series EH, 5.00%, 8/1/2020	105,000	110,168
Series EH, 5.00%, 8/1/2030	110,000	122,681
Series EO, 5.00%, 8/1/2019	100,000	101,847
Series EO, 5.00%, 8/1/2020	100,000	104,922
Series EO, 5.00%, 8/1/2026	185,000	212,571
Series EO, 5.00%, 8/1/2030	215,000	243,417
Series EO, 5.00%, 8/1/2032	100,000	112,661
Series EP, 5.00%, 8/1/2021	110,000	118,768
Series ET, 4.00%, 10/1/2021	300,000	317,340
Series EY, 5.00%, 10/1/2020	190,000	200,289
Series EY, 5.00%, 10/1/2022	200,000	222,300
Series EY, 5.00%, 10/1/2026	640,000	751,731
Series EY, 5.00%, 10/1/2027	675,000	790,074
Series EZ, 5.00%, 10/1/2024	1,060,000	1,229,229
Series FB, 4.00%, 4/1/2029	495,000	538,768
Series FE, 5.00%, 10/1/2019	190,000	194,486
Series FE, 5.00%, 10/1/2024	260,000	301,509
Series FE, 5.00%, 10/1/2026	450,000	538,546
Series FG, 4.00%, 10/1/2032	300,000	321,657
Series FG, 5.00%, 10/1/2022	110,000	122,265
Series FG, 5.00%, 10/1/2029	395,000	464,729
Series FH, 4.00%, 10/1/2031	285,000	306,392
Series FH, 5.00%, 10/1/2023	2,050,000	2,328,984
Series FH, 5.00%, 10/1/2027	370,000	440,774
Series FK, 4.00%, 5/1/2020	300,000	308,616
Series FK, 4.00%, 5/1/2023	110,000	119,265
Series FK, 5.00%, 5/1/2034	480,000	557,554
Series FN, 5.00%, 10/1/2022	300,000	333,450

105

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series FN, 5.00%, 10/1/2025	$ 335,000	$ 394,864
Series FT, 4.00%, 1/1/2037	100,000	104,932
Series FT, 5.00%, 1/1/2027	115,000	138,114
Series FT, 5.00%, 1/1/2029	1,000,000	1,202,040
Series FT, 5.00%, 1/1/2031	1,145,000	1,361,096
Series FT, 5.00%, 1/1/2036	250,000	290,443
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	140,950
Series A, 5.00%, 1/1/2034	535,000	601,222
Series B, 5.00%, 1/1/2025	200,000	231,532
Series B, 5.00%, 1/1/2027	215,000	255,078
Series B, 5.00%, 1/1/2029	265,000	311,407
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	73,687
Honolulu, HI, City & County Wastewater System Revenue:
4.00%, 7/1/2032	5,000,000	5,277,950
5.00%, 7/1/2021	60,000	64,571
Series A, 4.00%, 7/1/2042	305,000	314,302
Series A, 5.00%, 7/1/2035	500,000	580,460
Series A, 5.00%, 7/1/2036	255,000	289,736
Series A, 5.00%, 7/1/2037	2,115,000	2,435,486
Series A, 5.00%, 7/1/2040	525,000	587,197
Series B, 4.00%, 7/1/2032	560,000	595,403
Series B, 4.00%, 7/1/2033	1,810,000	1,918,202
Series B, 5.00%, 7/1/2022	100,000	110,326
Series B, 5.00%, 7/1/2024	170,000	195,553
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	531,880
Series A, 5.00%, 10/1/2021	335,000	363,009
Series A, 5.00%, 10/1/2025	260,000	306,462
Series A, 5.00%, 10/1/2028	150,000	174,350
Series A, 5.00%, 10/1/2029	635,000	735,501
Series A, 5.00%, 9/1/2032	1,000,000	1,193,470
Series A, 5.00%, 10/1/2032	185,000	211,683
Series A, 5.00%, 9/1/2034	1,750,000	2,068,972
Series A, 5.00%, 10/1/2036	590,000	666,535
Series A, 5.00%, 10/1/2038	440,000	494,494
Series A, 5.00%, 10/1/2039	120,000	134,550
Series B, 5.00%, 10/1/2029	530,000	613,883
Series B, 5.00%, 10/1/2030	210,000	241,687
Series C, 5.00%, 10/1/2029	205,000	252,369
Series D, 5.00%, 9/1/2023	320,000	362,512
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	609,651
		38,404,598
IDAHO — 0.0% (c)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	94,931
Security Description	Principal Amount	Value
5.00%, 8/1/2030	$ 250,000	$ 295,253
		390,184
ILLINOIS — 1.8%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	105,656
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	389,199
Series B, 5.00%, 1/1/2024	300,000	327,348
Chicago, IL, Wastewater Transmission Revenue Series A, 4.00%, 1/1/2052 (b)	1,000,000	1,002,040
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (b)	250,000	288,093
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	701,323
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	295,796
4.00%, 1/1/2025	350,000	386,235
4.00%, 7/1/2025	385,000	427,219
5.00%, 1/1/2020	1,000,000	1,031,300
5.00%, 7/1/2020	435,000	455,236
5.00%, 1/1/2021	490,000	519,689
5.00%, 1/1/2022	170,000	184,958
5.00%, 7/1/2022	285,000	313,819
5.00%, 1/1/2023	1,020,000	1,136,086
5.00%, 7/1/2023	165,000	185,873
5.00%, 1/1/2024	455,000	517,717
5.00%, 7/1/2024	1,720,000	1,976,607
5.00%, 7/1/2025	150,000	175,982
5.00%, 1/1/2026	545,000	644,201
5.00%, 7/1/2026	390,000	464,474
5.00%, 1/1/2027	1,660,000	1,965,403
5.00%, 7/1/2027	565,000	668,124
5.00%, 1/1/2028	250,000	294,638
5.00%, 7/1/2028	125,000	145,026
5.00%, 7/1/2029	165,000	190,176
5.00%, 1/1/2030	350,000	401,957
5.00%, 7/1/2033	155,000	178,315
5.00%, 7/1/2036	125,000	142,653
Series A, 5.00%, 10/1/2022	200,000	221,766
Series A, 5.00%, 10/1/2026	355,000	404,853
Series A, 5.00%, 10/1/2029	125,000	141,835
Series A, 5.00%, 10/1/2033	100,000	112,954
Series A, 5.00%, 10/1/2038	380,000	427,709
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2022	150,000	159,507
Series C, 4.00%, 6/15/2021	130,000	133,450
Series C, 4.00%, 6/15/2027	665,000	673,545

106

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/15/2022	$ 205,000	$ 217,993
Series D, 3.00%, 6/15/2032	365,000	309,411
Series D, 5.00%, 6/15/2023	570,000	610,276
Illinois, State Toll Highway Authority Revenue:
Series A, 4.00%, 12/1/2031	2,210,000	2,318,599
Series A, 5.00%, 12/1/2019	260,000	267,267
Series A, 5.00%, 12/1/2020	325,000	343,564
Series A, 5.00%, 12/1/2021	260,000	282,178
Series A, 5.00%, 12/1/2022	310,000	344,320
Series A, 5.00%, 12/1/2031	250,000	282,345
Series A, 5.00%, 12/1/2032	60,000	67,642
Series A, 5.00%, 1/1/2035	480,000	549,082
Series A, 5.00%, 1/1/2037	1,000,000	1,116,600
Series B, 5.00%, 1/1/2032	605,000	672,294
Series B, 5.00%, 1/1/2036	445,000	496,520
Series B, 5.00%, 1/1/2037	445,000	491,041
Series B, 5.00%, 1/1/2038	2,050,000	2,265,868
Series B, 5.00%, 1/1/2039	1,065,000	1,169,327
Series B, 5.00%, 1/1/2040	335,000	369,214
Series C, 5.00%, 1/1/2028	315,000	359,528
Series C, 5.00%, 1/1/2036	215,000	238,680
Series D, 5.00%, 1/1/2021	100,000	105,998
Series D, 5.00%, 1/1/2022	185,000	201,110
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	420,655
Series D, 5.00%, 1/1/2026	185,000	205,946
Series D, 5.00%, 1/1/2029	1,600,000	1,750,512
Series D, 5.00%, 1/1/2032	410,000	446,777
Series D, 5.00%, 1/1/2035	485,000	526,167
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	521,586
5.00%, 1/1/2027	300,000	339,015
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation:
4.00%, 2/1/2032	510,000	524,239
5.00%, 2/1/2031	165,000	185,564
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	339,528
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	201,548
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	536,406
Series A, 5.00%, 12/1/2025	635,000	734,301
Series A, 5.00%, 12/1/2026	500,000	567,400
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2028	$ 350,000	$ 402,685
Series A, 5.00%, 12/1/2029	1,580,000	1,810,617
Series A, 5.00%, 12/1/2030	570,000	650,170
Series B, 5.00%, 12/1/2039	190,000	209,464
Series D, 5.00%, 12/1/2019	100,000	102,739
Series D, 5.00%, 12/1/2020	520,000	548,595
Sales Tax Securitization Corp., Revenue:
5.00%, 1/1/2028	1,250,000	1,421,512
5.00%, 1/1/2030	1,950,000	2,202,934
Series A, 5.00%, 1/1/2029	375,000	425,827
Series A, 5.00%, 1/1/2036	500,000	548,545
Series A, 5.00%, 1/1/2038	1,015,000	1,105,447
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	253,130
Will, IL, General Obligation 5.00%, 11/15/2045	3,525,000	3,892,657
		51,743,585
INDIANA — 0.6%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,447,761
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	310,305
5.00%, 2/1/2027	110,000	131,473
Series A, 5.00%, 6/1/2028	145,000	175,469
Series A, 5.00%, 6/1/2035	145,000	169,129
Series B, 5.00%, 2/1/2021	445,000	473,907
Series B, 5.00%, 2/1/2022	100,000	109,381
Series C, 5.00%, 12/1/2023	145,000	165,103
Series C, 5.00%, 12/1/2024	380,000	441,412
Series C, 5.00%, 12/1/2025	385,000	454,839
Series C, 5.00%, 6/1/2027	225,000	269,066
Series C, 5.00%, 6/1/2028	270,000	320,946
Series C, 5.00%, 2/1/2029	400,000	483,648
Series C, 5.00%, 6/1/2029	1,600,000	1,964,640
Series C, 5.00%, 2/1/2030	2,310,000	2,782,626
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	100,932
Series A, 4.00%, 6/1/2042	1,525,000	1,578,161
Series A, 5.00%, 6/1/2023	100,000	112,875
Series A, 5.00%, 6/1/2041	2,510,000	2,853,795
Series W-2, 5.00%, 8/1/2026	340,000	391,636
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	670,000	701,457
		17,438,561
IOWA — 0.1%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	113,481
5.00%, 8/1/2024	625,000	723,131
5.00%, 8/1/2026	110,000	131,219

107

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2034	$ 225,000	$ 260,100
5.00%, 8/1/2037	350,000	405,167
Iowa, Higher Education Loan Authority Revenue:
5.00%, 12/1/2041	400,000	455,656
5.00%, 12/1/2046	1,115,000	1,265,101
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	112,621
Series A, 5.00%, 6/1/2021	115,000	123,446
Series A, 5.00%, 6/1/2028	100,000	117,036
		3,706,958
KANSAS — 0.6%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	402,455
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2034	210,000	221,180
Series B, 4.00%, 9/1/2035	1,200,000	1,259,736
Series B, 4.00%, 9/1/2036	575,000	600,840
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	157,716
Series B, 5.00%, 9/1/2023	200,000	226,190
Series C, 5.00%, 9/1/2027	125,000	134,499
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation:
Series A, 4.00%, 10/1/2035	200,000	212,374
Series B, 4.00%, 10/1/2036	420,000	445,536
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	279,254
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	512,430
5.00%, 9/1/2026	490,000	574,564
5.00%, 9/1/2027	390,000	454,939
5.00%, 9/1/2030	660,000	760,208
5.00%, 9/1/2034	270,000	308,324
5.00%, 9/1/2035	1,365,000	1,555,185
Series A, 3.00%, 9/1/2024	150,000	157,742
Series A, 5.00%, 9/1/2021	265,000	286,643
Series A, 5.00%, 9/1/2026	1,700,000	2,033,863
Series A, 5.00%, 9/1/2027	365,000	441,982
Series A, 5.00%, 9/1/2028	300,000	360,402
Series A, 5.00%, 9/1/2029	290,000	331,827
Series A, 5.00%, 9/1/2030	260,000	308,992
Series A, 5.00%, 9/1/2032	100,000	117,738
Series A, 5.00%, 9/1/2035	1,280,000	1,484,518
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2037	$ 275,000	$ 316,440
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	115,980
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	1,735,000	1,756,323
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	1,875,000	1,980,187
		17,798,067
KENTUCKY — 0.4%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	300,000	321,717
Series A, 5.00%, 7/1/2023	355,000	398,285
Series A, 5.00%, 7/1/2024	385,000	438,580
Series A, 5.00%, 7/1/2025	460,000	528,246
Series A, 5.00%, 7/1/2026	505,000	585,184
Series A, 5.00%, 7/1/2029	145,000	166,325
Series A, 5.00%, 7/1/2030	145,000	160,580
Series A, 5.00%, 7/1/2031	100,000	110,610
Series B, 5.00%, 7/1/2021	195,000	209,116
Series B, 5.00%, 7/1/2022	320,000	351,450
Series B, 5.00%, 7/1/2023	125,000	140,299
Series B, 5.00%, 7/1/2024	125,000	142,396
Series B, 5.00%, 7/1/2025	230,000	264,123
Series B, 5.00%, 7/1/2026	120,000	139,054
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
Series A, 3.00%, 5/15/2046	1,470,000	1,277,753
Series A, 5.00%, 5/15/2020	100,000	104,340
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	341,068
Series A, 3.25%, 4/1/2039	255,000	241,182
Series A, 5.00%, 10/1/2026	150,000	176,878
Series B, 5.00%, 10/1/2021	1,305,000	1,412,649
Series D, 5.00%, 10/1/2021	2,600,000	2,814,474
Series D, 5.25%, 10/1/2019	250,000	256,360
		10,580,669
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	4,295,000	4,731,286
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	339,608

108

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (b)	$ 100,000	$ 100,952
5.00%, 10/1/2035	125,000	139,352
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	196,490
Series B, 5.00%, 5/1/2023	265,000	297,211
Series B, 5.00%, 5/1/2025	635,000	738,437
Series B, 5.00%, 5/1/2026	100,000	117,814
Series B, 5.00%, 5/1/2027	475,000	539,457
Series B, 5.00%, 5/1/2028	460,000	522,174
Series B, 5.00%, 5/1/2030	350,000	395,619
Series B, 5.00%, 5/1/2033	115,000	129,498
Series B, 5.00%, 5/1/2036	160,000	179,662
Series C, 5.00%, 5/1/2028	250,000	296,612
Series C, 5.00%, 5/1/2030	405,000	475,284
Series C, 5.00%, 5/1/2034	1,395,000	1,609,914
Series C, 5.00%, 5/1/2037	325,000	371,007
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	107,000
Series A, 4.00%, 9/1/2021	570,000	599,691
Series A, 5.00%, 2/1/2027	250,000	282,297
Series B, 4.00%, 10/1/2034	285,000	301,815
Series B, 4.00%, 10/1/2035	230,000	242,491
Series B, 4.00%, 10/1/2036	250,000	262,025
Series B, 5.00%, 8/1/2027	280,000	328,045
Series C, 5.00%, 7/15/2023	185,000	208,595
Series C, 5.00%, 8/1/2023	210,000	236,935
Series C, 5.00%, 8/1/2024	1,165,000	1,337,968
Series C, 5.00%, 7/15/2026	165,000	184,678
Series D, 5.00%, 9/1/2029	390,000	452,275
Series D-1, 5.00%, 12/1/2024	1,425,000	1,646,716
Series D-1, 5.00%, 12/1/2028	350,000	400,071
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2022	180,000	197,471
Series A, 5.00%, 6/15/2025	505,000	578,079
Series A, 5.00%, 6/15/2031	70,000	78,485
Series A, 5.00%, 6/15/2034	510,000	568,798
		19,193,812
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue:
Series C, 5.00%, 11/1/2020	130,000	137,444
Series C, 5.00%, 11/1/2027	130,000	149,650
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	130,624
Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2028	$ 3,435,000	$ 4,163,941
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2047	1,330,000	1,515,335
Series C, 5.00%, 11/1/2037	155,000	179,530
		6,276,524
MARYLAND — 3.3%
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2038	155,000	171,782
Series A, 5.00%, 7/1/2046	230,000	257,793
Series B, 4.00%, 7/1/2035	330,000	348,015
Series C, 5.00%, 7/1/2043	120,000	132,284
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,476,384
Series B, 5.00%, 10/15/2024	250,000	289,873
Series B, 5.00%, 10/15/2025	2,290,000	2,699,818
Series B, 5.00%, 10/15/2026	500,000	598,445
Series B, 5.00%, 10/15/2027	100,000	120,917
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2021	105,000	111,968
Series A, 5.00%, 2/15/2024	280,000	321,390
Series A, 5.00%, 2/15/2031	4,000,000	4,803,400
Series B, 5.00%, 2/15/2028	120,000	143,960
Series D, 5.00%, 2/15/2029	500,000	607,695
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	209,383
5.00%, 5/1/2031	4,925,000	5,813,273
5.00%, 5/1/2034	2,000,000	2,326,800
5.00%, 5/1/2037	1,920,000	2,201,722
5.00%, 5/1/2038	200,000	228,306
5.00%, 5/1/2041	450,000	501,583
5.00%, 5/1/2047	370,000	416,335
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,402,830
3.00%, 12/15/2030	2,365,000	2,360,270
3.50%, 10/1/2033	3,220,000	3,243,828
4.00%, 9/1/2025	445,000	496,411
4.00%, 12/15/2025	290,000	316,202
4.00%, 5/1/2028	1,225,000	1,339,403
4.00%, 11/1/2029	1,020,000	1,103,038
5.00%, 9/1/2020	225,000	236,725
5.00%, 2/15/2023	1,565,000	1,755,539
5.00%, 12/15/2023	175,000	199,890
5.00%, 2/1/2024	345,000	386,048
5.00%, 6/1/2024	150,000	165,024
5.00%, 11/1/2026	105,000	121,430
5.00%, 5/1/2027	1,435,000	1,670,168
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	109,777
4.00%, 6/1/2027	1,060,000	1,150,047

109

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2028	$ 1,245,000	$ 1,344,189
4.00%, 6/1/2030	100,000	107,075
5.00%, 6/1/2020	150,000	156,720
5.00%, 6/1/2026	2,100,000	2,406,453
Series A, 3.00%, 3/1/2026	565,000	576,289
Series A, 4.00%, 3/1/2027	2,900,000	3,137,655
Series A, 4.00%, 3/15/2030	1,760,000	1,927,235
Series A, 5.00%, 3/15/2022	100,000	109,806
Series A, 5.00%, 3/1/2023	450,000	505,741
Series A, 5.00%, 8/1/2023	1,390,000	1,576,746
Series A, 5.00%, 3/1/2024	545,000	611,343
Series A, 5.00%, 8/1/2024	835,000	952,411
Series A, 5.00%, 3/1/2025	210,000	235,563
Series A, 5.00%, 3/15/2025	315,000	369,234
Series A, 5.00%, 8/1/2025	360,000	424,793
Series A, 5.00%, 3/1/2026	225,000	252,389
Series A, 5.00%, 8/1/2027	4,160,000	5,058,685
Series B, 3.00%, 8/1/2028	1,410,000	1,422,873
Series B, 4.00%, 8/1/2025	180,000	200,439
Series B, 5.00%, 8/1/2021	225,000	242,993
Series B, 5.00%, 8/1/2022	360,000	398,945
Series B, 5.00%, 8/1/2026	2,030,000	2,247,393
Series C, 5.00%, 8/1/2020	135,000	141,731
Series C, 5.00%, 8/1/2021	1,615,000	1,744,152
Series C, 5.00%, 8/1/2022	120,000	132,982
Series C, 5.00%, 8/1/2023	240,000	272,244
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	110,433
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	144,933
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,398,497
5.00%, 3/1/2021	50,000	53,343
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2019	120,000	123,188
Series A, 5.00%, 11/1/2022	3,100,000	3,455,539
Series A, 5.00%, 11/1/2025	1,660,000	1,964,524
Series A, 5.00%, 11/1/2028	575,000	661,233
Series B, 4.00%, 12/1/2025	355,000	387,355
Series B, 5.00%, 12/1/2020	170,000	180,107
Series B, 5.00%, 12/1/2024	105,000	119,663
Series B, 5.00%, 11/1/2025	1,890,000	2,191,360
Series B, 5.00%, 11/1/2027	305,000	351,644
Series C, 4.00%, 10/1/2030	410,000	450,250
Prince George's County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	135,000	148,620
Series A, 4.00%, 9/1/2026	1,000,000	1,094,740
Series A, 5.00%, 7/1/2023	500,000	566,240
Series A, 5.00%, 7/1/2024	1,015,000	1,173,837
Security Description	Principal Amount	Value
Series A, 5.00%, 9/15/2026	$ 140,000	$ 168,171
Series A, 5.00%, 7/15/2028	7,000,000	8,596,140
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	505,035
3.00%, 6/1/2029	1,310,000	1,320,428
3.00%, 6/15/2034	285,000	273,041
4.00%, 6/1/2020	1,900,000	1,959,033
5.00%, 6/1/2020	175,000	182,866
5.00%, 6/1/2021	420,000	451,567
5.00%, 6/15/2024	200,000	231,168
		94,656,790
MASSACHUSETTS — 4.8%
Boston, MA, General Obligation Series A, 5.00%, 5/1/2023	3,000,000	3,391,230
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	660,000	643,196
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	100,000	111,665
5.00%, 6/1/2047	3,370,000	3,806,179
5.00%, 6/1/2048	3,000,000	3,422,670
5.25%, 6/1/2043	3,000,000	3,520,230
Series A, 3.00%, 6/1/2030	145,000	144,165
Series A, 4.00%, 6/1/2036	450,000	476,991
Series A, 5.00%, 6/1/2022	1,650,000	1,820,445
Series A, 5.00%, 6/1/2023	335,000	378,436
Series A, 5.00%, 6/1/2024	120,000	138,440
Series A, 5.00%, 6/1/2026	105,000	125,319
Series A, 5.00%, 6/1/2027	160,000	182,821
Series A, 5.00%, 6/1/2032	275,000	309,290
Series A, 5.00%, 6/1/2040	3,380,000	3,771,505
Series A, 5.00%, 6/1/2043	105,000	119,637
Series B, 4.00%, 6/1/2046	450,000	461,605
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	450,525
Series A, Zero Coupon, 7/1/2029	2,500,000	1,780,550
Series A, Zero Coupon, 7/1/2032	7,000,000	4,403,420
Series A, 2.00%, 7/1/2028	140,000	130,103
Series A, 4.00%, 7/1/2035	380,000	397,016
Series A, 5.00%, 7/1/2040	115,000	128,265
Series A, 5.00%, 7/1/2045	295,000	327,376
Series A1, 5.00%, 7/1/2044	2,500,000	2,822,475
Series A-2, 5.00%, 7/1/2042	2,295,000	2,596,494
Series A-2, 5.00%, 7/1/2044	2,400,000	2,709,576
Series A-2, 5.00%, 7/1/2045	200,000	225,640
Series B, 5.00%, 7/1/2025	2,090,000	2,458,948
Series B, 5.00%, 7/1/2026	250,000	292,643

110

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2030	$ 145,000	$ 166,794
Massachusetts, Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2019	100,000	101,476
Series A, 5.00%, 6/15/2024	260,000	299,939
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	200,683
5.00%, 8/1/2024	20,000	20,968
5.00%, 8/1/2025	1,065,000	1,256,679
5.00%, 2/1/2026	170,000	189,803
5.00%, 2/1/2031	250,000	290,660
Series 20, 5.00%, 2/1/2042	50,000	56,048
Massachusetts, State College Building Authority Revenue:
5.00%, 5/1/2044	500,000	550,690
Series A, 4.00%, 5/1/2027	1,200,000	1,310,592
Series A, 4.00%, 5/1/2029	1,975,000	2,132,921
Series A, 5.00%, 5/1/2037	250,000	280,758
Series B, 5.00%, 5/1/2039	415,000	459,015
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	153,035
Series A, 5.00%, 7/15/2027	100,000	119,570
Series A, 5.00%, 7/15/2028	115,000	136,802
Series A, 5.00%, 7/15/2030	140,000	165,582
Series A, 5.00%, 7/15/2033	1,135,000	1,336,394
Series T, 4.00%, 7/1/2042	100,000	103,647
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,433,223
4.00%, 5/1/2045	300,000	303,555
Series A, 3.00%, 9/1/2046	110,000	92,858
Series A, 5.00%, 5/1/2020	2,350,000	2,449,757
Series A, 5.00%, 7/1/2029	4,250,000	4,994,260
Series A, 5.00%, 12/1/2031	435,000	473,785
Series A, 5.00%, 3/1/2032	1,215,000	1,359,925
Series A, 5.00%, 4/1/2033	1,675,000	1,949,901
Series A, 5.00%, 4/1/2034	100,000	115,853
Series A, 5.00%, 7/1/2035	2,000,000	2,254,560
Series A, 5.00%, 3/1/2036	1,130,000	1,253,238
Series A, 5.00%, 4/1/2036	190,000	218,162
Series A, 5.00%, 7/1/2036	2,000,000	2,245,740
Series A, 5.00%, 1/1/2037	100,000	115,493
Series A, 5.00%, 3/1/2037	110,000	121,829
Series A, 5.00%, 4/1/2037	150,000	171,527
Series A, 5.00%, 3/1/2038	100,000	110,551
Series A, 5.00%, 3/1/2041	1,190,000	1,310,142
Series A, 5.00%, 1/1/2042	135,000	153,862
Series A, 5.00%, 4/1/2042	250,000	282,758
Series A, 5.00%, 3/1/2046	660,000	724,970
Series B, 4.00%, 7/1/2026	100,000	112,007
Series B, 5.00%, 7/1/2023	150,000	169,734
Series B, 5.00%, 7/1/2025	1,120,000	1,316,224
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2027	$ 115,000	$ 139,130
Series B, 5.00%, 1/1/2028	5,000,000	6,086,700
Series B, 5.00%, 7/1/2028	330,000	404,029
Series B, 5.00%, 7/1/2029	300,000	352,536
Series B, 5.00%, 7/1/2030	250,000	309,285
Series B, 5.00%, 7/1/2033	1,045,000	1,205,554
Series B, 5.00%, 7/1/2036	100,000	114,199
Series B, 5.00%, 4/1/2037	110,000	125,786
Series C, 4.00%, 7/1/2031	25,000	26,035
Series C, 4.00%, 6/1/2043	65,000	65,474
Series C, 5.00%, 8/1/2020	400,000	420,008
Series C, 5.00%, 10/1/2021	2,535,000	2,749,791
Series C, 5.00%, 8/1/2022	665,000	736,700
Series C, 5.00%, 7/1/2024	340,000	375,595
Series C, 5.00%, 7/1/2025	2,480,000	2,739,631
Series C, 5.00%, 7/1/2027	293,000	323,674
Series C, 5.00%, 10/1/2027	350,000	425,075
Series D, 3.13%, 9/1/2034	180,000	172,751
Series D, 5.00%, 7/1/2027	250,000	302,457
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,910,473
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	349,767
Series E, 3.00%, 4/1/2044	180,000	153,682
Series E, 3.25%, 9/1/2040	1,325,000	1,227,294
Series E, 4.00%, 9/1/2039	2,750,000	2,812,892
Series E, 4.00%, 9/1/2041	4,000,000	4,074,840
Series E, 4.00%, 4/1/2042	1,980,000	2,011,660
Series E, 4.00%, 4/1/2046	3,500,000	3,548,160
Series E, 5.00%, 9/1/2022	100,000	110,986
Series E, 5.00%, 8/1/2023	145,000	156,291
Series E, 5.00%, 9/1/2023	205,000	226,984
Series E, 5.00%, 9/1/2025	110,000	122,002
Series E, 5.00%, 9/1/2027	360,000	399,280
Series E, 5.00%, 11/1/2027	105,000	127,623
Series E, 5.00%, 9/1/2029	380,000	416,518
Series E, 5.00%, 9/1/2030	385,000	421,429
Series F, 3.00%, 11/1/2028	100,000	100,646
Series F, 5.00%, 11/1/2025	100,000	111,351
Series F, 5.00%, 11/1/2026	525,000	584,593
Series H, 5.00%, 12/1/2022	195,000	217,757
Series I, 5.00%, 12/1/2034	395,000	456,881
Series J, 4.00%, 12/1/2039	225,000	230,987
Series J, 4.00%, 12/1/2045	150,000	152,543
Series J, 5.00%, 12/1/2036	110,000	126,390
Series J, 5.00%, 12/1/2037	2,710,000	3,103,492
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	273,873
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	122,960
Series A, 5.00%, 2/15/2035	200,000	222,548
Series A, 5.00%, 2/15/2036	1,655,000	1,837,398
Series A, 5.00%, 2/15/2037	1,555,000	1,724,028

111

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2045	$ 150,000	$ 167,501
Series A, 5.25%, 2/15/2048	2,000,000	2,316,760
Series B, 4.00%, 2/15/2040	400,000	406,092
Series B, 5.00%, 11/15/2029	125,000	147,188
Series C, 5.00%, 8/15/2025	135,000	158,973
Series C, 5.00%, 11/15/2034	420,000	484,819
Series C, 5.00%, 8/15/2037	1,065,000	1,197,369
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	165,389
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,424,330
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,760,773
Series F, 5.00%, 8/1/2026	2,750,000	3,159,832
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series A, 5.00%, 1/1/2028	2,000,000	2,429,240
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	161,804
Series 1, 5.00%, 11/1/2032	170,000	195,713
Series 1, 5.00%, 11/1/2039	210,000	233,959
Series 1, 5.00%, 11/1/2040	130,000	146,110
Series 1, 5.00%, 11/1/2044	135,000	149,714
		136,728,129
MICHIGAN — 0.8%
Jackson, MI, Public Schools, General Obligation:
5.00%, 5/1/2042	1,710,000	1,924,143
5.00%, 5/1/2048	3,000,000	3,350,280
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	389,394
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2040	1,300,000	1,456,598
Series I, 4.00%, 4/15/2040	135,000	138,464
Series I, 5.00%, 10/15/2021	140,000	151,787
Series I, 5.00%, 10/15/2028	100,000	117,116
Series I, 5.00%, 10/15/2030	390,000	452,576
Series I, 5.00%, 4/15/2031	545,000	623,654
Series I, 5.00%, 10/15/2032	255,000	293,979
Series I, 5.00%, 10/15/2033	330,000	379,200
Series I, 5.00%, 4/15/2036	1,080,000	1,228,900
Series I, 5.00%, 4/15/2038	295,000	331,919
Series I, 5.00%, 4/15/2041	130,000	144,583
Series I, 5.00%, 10/15/2045	500,000	559,965
Series I, 5.00%, 10/15/2046	3,000,000	3,314,880
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2025	230,000	271,257
5.00%, 11/1/2034	285,000	331,085
Security Description	Principal Amount	Value
5.00%, 11/1/2036	$ 250,000	$ 288,363
Series B, 5.00%, 10/1/2028	250,000	295,680
Series I, 4.00%, 10/15/2035	225,000	234,938
Series I, 5.00%, 4/15/2022	295,000	323,966
Series I, 5.00%, 4/15/2030	155,000	178,199
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	252,790
Series A, 5.00%, 12/1/2020	100,000	105,984
Series A, 5.00%, 12/1/2021	110,000	119,775
Series B, 5.00%, 11/1/2022	150,000	167,085
Michigan, State Trunk Line Revenue 5.00%, 11/15/2021	100,000	108,724
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	168,813
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	317,787
5.00%, 4/1/2040	465,000	524,483
Series A, 5.00%, 4/1/2023	1,610,000	1,812,554
Series A, 5.00%, 4/1/2025	225,000	263,855
Series A, 5.00%, 4/1/2034	450,000	526,023
Series A, 5.00%, 4/1/2042	545,000	622,357
Series A, 5.00%, 4/1/2048	2,000,000	2,301,580
		24,072,736
MINNESOTA — 1.0%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	121,906
Series A, 4.00%, 2/1/2028	100,000	105,418
Series A, 5.00%, 2/1/2026	500,000	564,010
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,624,026
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	595,691
5.00%, 12/15/2029	225,000	254,054
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	371,966
Series C, 5.00%, 3/1/2025	125,000	145,844
Minneapolis, St. Paul Metropolitan Airports Commission Revenue Series C, 5.00%, 1/1/2036	100,000	115,042
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2020	585,000	611,126
Series A, 5.00%, 6/1/2027	105,000	117,480
Minnesota, State General Obligation:

112

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2019	$ 450,000	$ 458,442
Series A, 5.00%, 8/1/2020	610,000	640,512
Series A, 5.00%, 10/1/2021	315,000	341,602
Series A, 5.00%, 8/1/2028	150,000	174,888
Series A, 5.00%, 10/1/2028	205,000	247,349
Series B, 3.00%, 8/1/2030	120,000	120,797
Series B, 3.38%, 8/1/2035	200,000	199,366
Series B, 5.00%, 8/1/2019	115,000	117,157
Series B, 5.00%, 8/1/2022	1,215,000	1,346,001
Series B, 5.00%, 8/1/2023	185,000	209,768
Series B, 5.00%, 8/1/2025	140,000	164,914
Series D, 5.00%, 8/1/2020	115,000	120,752
Series D, 5.00%, 8/1/2022	3,490,000	3,866,291
Series D, 5.00%, 8/1/2023	595,000	674,659
Series D, 5.00%, 8/1/2025	530,000	624,319
Series E, 3.00%, 8/1/2021	140,000	144,068
Series E, 3.00%, 8/1/2023	185,000	193,134
Series E, 3.00%, 8/1/2024	140,000	146,899
Series E, 4.00%, 10/1/2020	390,000	404,797
Series E, 5.00%, 10/1/2027	100,000	121,627
Series F, 5.00%, 10/1/2020	100,000	105,504
Series F, 5.00%, 10/1/2022	225,000	250,261
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,425,000	1,465,955
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	104,216
Series B, 4.00%, 3/1/2026	130,000	145,149
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	325,000	390,231
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	175,000	203,595
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	351,397
University of Minnesota, Revenue:
5.00%, 8/1/2027	1,185,000	1,379,257
Series A, 5.00%, 9/1/2040	485,000	554,903
Series A, 5.00%, 4/1/2041	350,000	395,504
Series A, 5.00%, 9/1/2041	200,000	228,500
Series B, 4.00%, 1/1/2044	2,635,000	2,674,341
Series B, 5.00%, 12/1/2027	2,965,000	3,603,987
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	1,000,000	1,102,860
		27,899,565
MISSISSIPPI — 0.3%
5.00%, 8/1/2027	665,000	775,862
Security Description	Principal Amount	Value
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	$ 330,000	$ 385,357
Series A, 5.00%, 10/1/2031	2,850,000	3,357,414
Series A, 5.00%, 10/1/2032	415,000	487,471
Series A, 5.00%, 10/1/2034	135,000	156,979
Series B, 5.00%, 12/1/2026	110,000	131,632
Series B, 5.00%, 12/1/2028	250,000	295,392
Series B, 5.00%, 12/1/2031	150,000	174,657
Series B, 5.00%, 12/1/2032	1,235,000	1,435,132
Series B, 5.00%, 12/1/2033	120,000	133,722
Series B, 5.00%, 12/1/2034	100,000	115,282
Series B, 5.00%, 12/1/2036	100,000	114,520
Series C, 5.00%, 10/1/2020	125,000	131,703
Series C, 5.00%, 10/1/2024	300,000	346,839
Series C, 5.00%, 10/1/2026	1,050,000	1,229,004
Series C, 5.00%, 10/1/2027	195,000	227,711
Series F, 5.00%, 11/1/2029	150,000	174,114
Mississippi, State University Educational Building Corp., Revenue:
4.00%, 8/1/2043	135,000	138,551
Series A, 4.00%, 8/1/2041	100,000	102,206
		9,913,548
MISSOURI — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	260,000	266,178
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	634,500
Series A, 5.00%, 2/1/2028	225,000	272,052
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	210,121
Series A, 4.00%, 1/1/2040	320,000	331,386
Series A, 5.00%, 1/1/2029	120,000	137,539
Series A, 5.00%, 1/1/2032	100,000	117,647
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	366,311
Series A, 5.00%, 5/1/2037	350,000	404,299
Series A, 5.00%, 5/1/2042	4,865,000	5,542,500
Series B, 5.00%, 5/1/2033	100,000	114,356
Series B, 5.00%, 5/1/2034	220,000	250,892
Series B, 5.00%, 5/1/2036	170,000	192,280
Series C, 4.00%, 5/1/2041	1,790,000	1,850,860
Series C, 5.00%, 5/1/2046	1,050,000	1,179,832
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2025	115,000	133,974

113

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	$ 150,000	$ 164,313
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2021	250,000	268,152
Series A, 5.00%, 5/1/2024	1,095,000	1,259,009
Series A, 5.00%, 5/1/2025	405,000	465,438
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	27,052
Springfield, MO, School District No. R-12, General Obligation Series B, 5.00%, 3/1/2022	315,000	344,916
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	101,865
5.00%, 8/1/2020	100,000	104,970
5.00%, 8/1/2023	200,000	225,838
University of Missouri Revenue Series A, 5.00%, 11/1/2020	200,000	211,488
		15,177,768
NEBRASKA — 0.8%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	139,983
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	144,150
5.00%, 9/1/2030	2,000,000	2,357,280
5.00%, 9/1/2032	310,000	362,148
5.00%, 9/1/2034	310,000	358,459
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,478,568
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	177,182
Series A, 5.00%, 2/1/2028	465,000	544,580
Series B, 5.00%, 2/1/2020	50,000	51,700
Series B, 5.00%, 2/1/2021	1,070,000	1,138,833
Series BB, 4.00%, 2/1/2042	160,000	160,442
Series C, 5.00%, 2/1/2043	4,720,000	5,257,466
Series CC, 4.00%, 2/1/2038	175,000	179,363
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	166,510
3.25%, 12/15/2034	315,000	310,744
4.00%, 12/15/2038	500,000	519,585
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	6,012,100
Series A, 4.00%, 7/15/2024	2,500,000	2,749,650
Security Description	Principal Amount	Value
Series A, 4.00%, 7/15/2030	$ 500,000	$ 546,450
		22,655,193
NEVADA — 1.1%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	105,721
3.00%, 7/1/2035	200,000	188,752
4.00%, 7/1/2031	150,000	161,291
5.00%, 6/1/2021	355,000	381,156
5.00%, 6/1/2022	300,000	330,153
5.00%, 6/1/2025	430,000	501,337
5.00%, 6/1/2026	150,000	177,561
5.00%, 6/1/2027	110,000	131,849
5.00%, 11/1/2028	145,000	166,730
5.00%, 11/1/2032	1,475,000	1,674,744
Series A, 5.00%, 7/1/2019	100,000	101,603
Series A, 5.00%, 11/1/2020	155,000	163,818
Series A, 5.00%, 11/1/2022	290,000	322,350
Series A, 5.00%, 11/1/2023	195,000	221,501
Series A, 5.00%, 11/1/2024	180,000	208,487
Series A, 5.00%, 11/1/2026	420,000	495,436
Series A, 5.00%, 6/1/2027	140,000	167,808
Series A, 5.00%, 6/1/2031	2,165,000	2,580,312
Series A, 5.00%, 5/1/2048	5,000,000	5,674,050
Series B, 5.00%, 11/1/2023	110,000	124,949
Series B, 5.00%, 11/1/2024	170,000	196,904
Series B, 5.00%, 11/1/2025	100,000	117,520
Series B, 5.00%, 11/1/2026	180,000	214,344
Series B, 5.00%, 11/1/2028	120,000	141,485
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	120,371
5.00%, 7/1/2036	125,000	143,019
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	113,043
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	146,684
5.00%, 7/1/2025	250,000	292,808
5.00%, 7/1/2026	200,000	237,434
5.00%, 7/1/2027	200,000	235,924
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	4,135,000	4,620,160
Series A, 5.00%, 6/1/2027	175,000	206,763
Series A, 5.00%, 6/1/2031	125,000	144,645
Series A, 5.00%, 6/1/2032	100,000	115,353
Series A, 5.00%, 6/1/2037	200,000	226,968
Series A, 5.00%, 6/1/2041	2,675,000	2,990,382
Series B, 5.00%, 12/1/2025	150,000	174,983
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	309,225
Series C, 4.00%, 9/1/2037	140,000	143,858

114

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	$ 750,000	$ 736,822
4.00%, 12/1/2032	910,000	975,083
5.00%, 12/1/2020	450,000	476,662
5.00%, 12/1/2021	320,000	348,054
5.00%, 12/1/2022	295,000	328,836
5.00%, 12/1/2026	310,000	366,959
5.00%, 12/1/2028	560,000	655,402
5.00%, 12/1/2030	185,000	218,193
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	134,429
5.00%, 7/1/2031	105,000	121,672
5.00%, 7/1/2034	145,000	165,799
5.00%, 7/1/2037	500,000	566,310
		29,865,702
NEW HAMPSHIRE — 0.1%
New Hampshire Municipal Bond Bank, Revenue:
Series D, 4.00%, 8/15/2039	650,000	675,961
Series D, 4.00%, 8/15/2046	755,000	778,307
		1,454,268
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	109,317
5.00%, 10/15/2022	160,000	178,082
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	558,700
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	191,282
Series A, 5.00%, 9/1/2032	120,000	137,551
Series A, 5.00%, 9/1/2036	1,335,000	1,510,633
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	611,352
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	120,373
Series A, 5.00%, 7/1/2024	540,000	625,417
Series A, 5.00%, 7/1/2026	410,000	472,086
Series A, 5.00%, 7/1/2044	135,000	151,563
Series B, 5.00%, 7/1/2020	250,000	262,010
Series B, 5.00%, 7/1/2030	2,615,000	3,134,653
Series B, 5.00%, 7/1/2031	1,030,000	1,230,314
Series D, 4.00%, 7/1/2045	220,000	227,764
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	249,065
Rutgers, NJ, University Revenue Series J, 5.00%, 5/1/2025	195,000	217,930
Security Description	Principal Amount	Value
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	$ 1,410,000	$ 1,450,354
		11,438,446
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	150,667
5.00%, 7/1/2022	555,000	612,509
Series A, 5.00%, 7/1/2020	450,000	471,141
Series A, 5.00%, 7/1/2023	125,000	141,158
Series B, 5.00%, 7/1/2023	165,000	185,571
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	241,893
Series 2017, 5.00%, 8/1/2025	230,000	269,696
Series 2017, 5.00%, 8/1/2027	145,000	171,418
Series B, 5.00%, 8/1/2020	115,000	120,642
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	131,452
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,240,000	1,356,969
5.00%, 3/1/2024	255,000	291,791
Series A, 5.00%, 3/1/2020	100,000	103,694
Series A, 5.00%, 3/1/2021	135,000	143,995
Series A, 5.00%, 3/1/2022	100,000	109,497
New Mexico, State Severance Tax Permanent Fund:
Series B, 4.00%, 7/1/2021	120,000	126,170
Series B, 4.00%, 7/1/2022	340,000	363,433
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2021	140,000	150,595
Series A, 5.00%, 7/1/2023	365,000	411,340
Series A, 5.00%, 7/1/2025	645,000	755,869
Series B, 4.00%, 7/1/2020	240,000	247,788
Series B, 4.00%, 7/1/2024	200,000	219,186
Series B, 5.00%, 7/1/2026	100,000	118,717
State of New Mexico Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2019	200,000	203,196
Series A, 5.00%, 7/1/2020	460,000	473,954
Series A, 5.00%, 7/1/2022	170,000	172,759
Series A, 5.00%, 7/1/2024	175,000	177,840
Series A, 5.00%, 7/1/2025	120,000	140,627
Series B, 4.00%, 7/1/2023	100,000	108,242

115

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
University of New Mexico, Revenue:
Series A, 2.25%, 6/1/2027	$ 455,000	$ 441,687
Series A, 4.00%, 6/1/2046	290,000	299,004
		8,912,500
NEW YORK — 16.7%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2028	120,000	136,486
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	139,820
Series A, 3.00%, 2/1/2023	100,000	104,616
Series A, 3.00%, 2/1/2025	250,000	259,740
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	258,544
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2047	100,000	113,384
Series A, 5.00%, 11/15/2035	2,700,000	3,116,286
Series A, 5.00%, 11/15/2045	230,000	249,118
Series A, 5.25%, 11/15/2035	250,000	292,775
Series B, 5.00%, 11/15/2027	250,000	301,630
Series B, 5.00%, 11/15/2034	7,615,000	8,876,577
Series B, 5.25%, 11/15/2037	120,000	133,350
Series B-1, 5.00%, 11/15/2036	350,000	398,454
Series B2, 4.00%, 11/15/2033	330,000	354,717
Series B2, 4.00%, 11/15/2034	1,000,000	1,070,080
Series B2, 5.00%, 11/15/2025	2,520,000	2,995,625
Series B2, 5.00%, 11/15/2026	5,045,000	6,064,191
Series C-2, Zero Coupon, 11/15/2033	7,900,000	4,600,644
Series D, 5.00%, 11/15/2043	110,000	117,371
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	159,273
Series A, 3.88%, 7/1/2042	200,000	200,936
Series A, 5.00%, 7/1/2030	205,000	242,454
Series A, 5.00%, 7/1/2031	250,000	283,580
Series A, 5.00%, 7/1/2043	195,000	221,192
Series C, 5.00%, 7/1/2028	200,000	239,236
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,106,535
New York & New Jersey, Port Authority Revenue:
Security Description	Principal Amount	Value
4.00%, 12/15/2036	$ 3,770,000	$ 3,902,515
4.00%, 12/15/2038	100,000	102,810
4.00%, 6/15/2044	180,000	183,532
5.00%, 7/15/2030	500,000	600,275
5.00%, 7/15/2032	1,625,000	1,929,769
5.00%, 7/15/2033	1,915,000	2,263,587
5.00%, 7/15/2035	360,000	422,244
5.00%, 9/1/2039	1,815,000	2,015,612
5.00%, 10/15/2041	3,995,000	4,463,733
5.00%, 10/15/2047	100,000	112,769
5.00%, 11/15/2047	100,000	113,549
5.00%, 5/15/2057	790,000	886,024
Series 189, 5.00%, 5/1/2045	4,055,000	4,491,967
Series 190, 5.00%, 5/1/2032	1,075,000	1,115,441
Series 190, 5.00%, 5/1/2035	1,375,000	1,425,614
Series 198, 5.00%, 11/15/2036	145,000	165,183
Series 198, 5.00%, 11/15/2041	160,000	179,765
Series 205, 5.00%, 11/15/2032	5,510,000	6,479,429
Series 205, 5.00%, 11/15/2035	160,000	185,963
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.50%, 6/15/2039	115,000	122,125
5.00%, 6/15/2046	2,015,000	2,232,257
Series AA, 3.00%, 6/15/2046	385,000	330,511
Series AA, 4.00%, 6/15/2044	4,310,000	4,366,849
Series BB-2, 5.00%, 6/15/2031	530,000	621,542
Series BB-2, 5.00%, 6/15/2032	310,000	361,761
Series CC, 5.00%, 6/15/2023	235,000	255,943
Series CC1, 4.00%, 6/15/2033	1,250,000	1,323,287
Series CC-1, 4.00%, 6/15/2037	250,000	257,595
Series DD, 5.00%, 6/15/2036	1,130,000	1,260,877
Series DD, 5.25%, 6/15/2047	3,080,000	3,524,721
Series EE, 5.00%, 6/15/2036	460,000	513,277
Series EE, 5.00%, 6/15/2040	175,000	199,490
Series EE, 5.00%, 6/15/2045	4,545,000	4,984,456
Series FF, 5.00%, 6/15/2029	1,710,000	1,760,479
Series FF, 5.00%, 6/15/2031	335,000	383,954
Series FF, 5.00%, 6/15/2034	1,750,000	2,051,840
Series FF, 5.00%, 6/15/2039	2,500,000	2,875,425
Series GG, 5.00%, 6/15/2037	190,000	213,077
Series GG, 5.00%, 6/15/2039	350,000	390,117
Series HH, 5.00%, 6/15/2037	3,850,000	4,317,621

116

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series HH, 5.00%, 6/15/2039	$ 155,000	$ 172,766
Sub-Series CC1, 5.00%, 6/15/2038	145,000	164,716
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series 1, 5.00%, 7/15/2045	275,000	312,007
Series S-, 5.00%, 7/15/2021	365,000	394,361
Series S1, 4.00%, 7/15/2040	1,760,000	1,793,510
Series S1, 5.00%, 7/15/2022	145,000	160,605
Series S1, 5.00%, 7/15/2043	1,885,000	2,084,659
Series S-1, 4.00%, 7/15/2036	255,000	265,481
Series S-1, 5.00%, 7/15/2021	60,000	64,749
Series S-1, 5.00%, 7/15/2022	100,000	110,762
Series S-1, 5.00%, 7/15/2028	160,000	182,368
Series S-1, 5.00%, 7/15/2033	5,000,000	5,864,500
Series S-1, 5.00%, 7/15/2040	1,535,000	1,691,677
Series S-1, 5.00%, 7/15/2043	220,000	241,949
Series S-2, 4.00%, 7/15/2044	500,000	508,920
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2035	3,000,000	3,488,850
Series S-3-SUBSERIES S-3A, 5.00%, 7/15/2036	8,205,000	9,497,780
Series S-4A, 5.00%, 7/15/2033	250,000	293,225
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	150,000	166,910
5.00%, 2/1/2027	100,000	112,715
5.00%, 5/1/2034	250,000	284,602
5.00%, 5/1/2036	245,000	277,181
5.00%, 5/1/2040	1,545,000	1,729,597
5.00%, 11/1/2042	125,000	136,741
5.25%, 8/1/2037	4,000,000	4,737,000
Series A-1, 4.00%, 8/1/2039	270,000	276,094
Series A-1, 5.00%, 8/1/2021	175,000	189,042
Series A-1, 5.00%, 8/1/2023	5,880,000	6,656,160
Series A-1, 5.00%, 8/1/2027	400,000	461,530
Series A-1, 5.00%, 8/1/2029	520,000	591,107
Series A-1, 5.00%, 8/1/2031	150,000	168,909
Series A-1, 5.00%, 8/1/2032	350,000	393,732
Series A-1, 5.00%, 8/1/2033	2,915,000	3,437,018
Series A-1, 5.00%, 8/1/2034	1,200,000	1,408,296
Series A-1, 5.00%, 11/1/2034	125,000	137,868
Series A-1, 5.00%, 8/1/2036	2,000,000	2,327,180
Series A-2, 5.00%, 8/1/2036	1,640,000	1,883,737
Series B, 5.00%, 8/1/2038	11,095,000	12,508,725
Series B1, 5.00%, 11/1/2034	270,000	301,039
Series B1, 5.00%, 11/1/2037	445,000	491,734
Series B-1, 3.38%, 8/1/2045	200,000	186,170
Series B-1, 4.00%, 8/1/2037	105,000	109,255
Series B-1, 5.00%, 8/1/2029	1,060,000	1,200,046
Series B-1, 5.00%, 8/1/2030	295,000	341,867
Security Description	Principal Amount	Value
Series B-1, 5.00%, 8/1/2031	$ 175,000	$ 197,061
Series B-1, 5.00%, 8/1/2032	1,225,000	1,378,064
Series B-1, 5.00%, 8/1/2034	3,975,000	4,472,686
Series B-1, 5.00%, 8/1/2035	515,000	573,967
Series B-1, 5.00%, 11/1/2035	160,000	180,883
Series B-1, 5.00%, 8/1/2036	520,000	579,254
Series B-1, 5.00%, 8/1/2039	4,555,000	5,036,828
Series B-1, 5.00%, 8/1/2040	3,800,000	4,267,818
Series B-1, 5.00%, 8/1/2042	3,105,000	3,411,650
Series B-1, 5.00%, 8/1/2045	100,000	112,926
Series C, 5.00%, 11/1/2020	595,000	629,070
Series C, 5.00%, 11/1/2022	100,000	111,273
Series C, 5.00%, 11/1/2023	125,000	142,234
Series C, 5.00%, 11/1/2024	150,000	171,977
Series C, 5.00%, 11/1/2025	395,000	464,082
Series C, 5.00%, 11/1/2026	120,000	139,205
Series C, 5.00%, 11/1/2027	150,000	173,145
Series D1, 5.00%, 2/1/2037	150,000	165,143
Series D-1, 5.00%, 2/1/2026	100,000	113,176
Series E-1, 4.00%, 2/1/2041	110,000	112,655
Series E-1, 5.00%, 2/1/2030	3,370,000	3,888,311
Series E-1, 5.00%, 2/1/2041	670,000	736,893
Series F-1, 5.00%, 5/1/2032	5,500,000	6,401,945
Series F-1, 5.00%, 5/1/2036	3,500,000	4,006,765
Series F-1, 5.00%, 5/1/2039	115,000	130,472
Series I, 5.00%, 5/1/2021	100,000	107,284
Series I, 5.00%, 5/1/2024	135,000	151,111
Series I, 5.00%, 5/1/2026	140,000	155,788
Series I, 5.00%, 5/1/2029	145,000	160,090
Series I, 5.00%, 5/1/2031	255,000	279,888
Series I, 5.00%, 5/1/2034	270,000	295,080
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	200,000	204,676
Series A, 5.00%, 8/1/2020	360,000	377,950
Series A, 5.00%, 8/1/2023	5,000,000	5,650,650
Series A, 5.00%, 8/1/2024	3,500,000	4,031,545
Series A, 5.00%, 8/1/2026	125,000	146,156
Series B, 5.00%, 8/1/2022	200,000	220,978
Series B, 5.00%, 8/1/2025	150,000	172,271
Series B, 5.00%, 12/1/2031	160,000	185,435
Series B-1, 5.00%, 10/1/2036	400,000	459,788
Series B-1, 5.00%, 10/1/2037	4,730,000	5,413,532
Series B-1, 5.00%, 12/1/2037	500,000	567,310
Series B-1, 5.00%, 10/1/2038	300,000	342,120
Series B-1, 5.00%, 12/1/2038	3,095,000	3,500,043
Series C, 5.00%, 8/1/2020	235,000	246,718
Series C, 5.00%, 4/15/2023	1,390,000	1,572,535
Series C, 5.00%, 8/1/2024	100,000	115,187
Series C, 5.00%, 8/1/2025	425,000	493,132

117

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2026	$ 405,000	$ 478,240
Series C, 5.00%, 8/1/2027	120,000	140,111
Series C, 5.00%, 8/1/2028	1,460,000	1,726,273
Series C, 5.00%, 8/1/2034	3,365,000	3,772,030
Series D1, 4.00%, 12/1/2043	3,500,000	3,606,890
Series D-1, 5.00%, 8/1/2033	250,000	276,642
Series E, 4.00%, 8/1/2026	250,000	279,582
Series E, 5.00%, 8/1/2020	215,000	225,720
Series E, 5.00%, 8/1/2021	575,000	619,626
Series E, 5.00%, 8/1/2022	260,000	287,271
Series E, 5.00%, 8/1/2028	160,000	187,574
Series E, 5.00%, 8/1/2030	280,000	325,525
Series E-1, 4.00%, 3/1/2041	500,000	515,470
Series E-1, 5.00%, 3/1/2040	4,000,000	4,560,800
Series F-1, 5.00%, 6/1/2026	165,000	192,374
Series G, 4.00%, 8/1/2029	100,000	106,667
Series G, 5.00%, 8/1/2021	130,000	140,089
Series I, 5.00%, 3/1/2022	60,000	65,621
Series I, 5.00%, 8/1/2022	215,000	237,551
Series J, 5.00%, 8/1/2020	1,365,000	1,433,059
Series J-7, 5.00%, 8/1/2020	350,000	367,451
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	302,187
Series A, 5.25%, 11/15/2034	560,000	657,546
Series B2, 4.00%, 11/15/2038	255,000	266,552
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2032	4,415,000	4,730,054
Series A, 5.00%, 10/15/2020	245,000	259,137
Series A, 5.00%, 10/15/2021	1,735,000	1,885,511
Series A, 5.00%, 10/15/2025	175,000	203,221
Series A, 5.00%, 10/15/2026	4,445,000	5,148,688
Series A, 5.00%, 10/15/2029	565,000	648,140
Series A, 5.00%, 10/15/2030	1,110,000	1,269,451
Series A, 5.00%, 10/15/2031	1,945,000	2,220,995
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,551,965
4.00%, 4/1/2030	400,000	439,924
4.00%, 4/1/2031	230,000	250,762
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	122,747
5.00%, 11/15/2022	240,000	266,940
5.00%, 11/15/2033	1,545,000	1,753,884
5.00%, 11/15/2045	410,000	455,424
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Security Description	Principal Amount	Value
5.00%, 10/1/2023	$ 200,000	$ 226,828
5.00%, 10/1/2030	3,500,000	4,072,320
5.00%, 10/1/2031	3,000,000	3,472,350
5.00%, 10/1/2032	3,500,000	4,035,255
5.00%, 10/1/2033	5,000,000	5,745,850
5.00%, 10/1/2045	3,250,000	4,233,287
Series 1, 5.00%, 1/15/2029	400,000	477,908
Series 1, 5.00%, 1/15/2030	250,000	296,257
Series 1, 5.00%, 1/15/2031	500,000	589,880
Series A, 2.13%, 7/1/2041 (a)	565,000	546,824
Series A, 2.50%, 7/1/2041 (a)	530,000	526,539
Series A, 3.00%, 7/1/2029	315,000	317,970
Series A, 4.00%, 7/1/2034	100,000	106,598
Series A, 4.00%, 7/1/2043	1,350,000	1,384,303
Series A, 5.00%, 7/1/2021	190,000	204,765
Series A, 5.00%, 7/1/2026	1,640,000	1,966,950
Series A, 5.00%, 10/1/2028 (b)	205,000	244,137
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,581,242
Series A, 5.00%, 7/1/2032	125,000	145,586
Series A, 5.00%, 7/1/2034	5,040,000	5,844,132
Series A, 5.00%, 7/1/2035	100,000	115,364
Series A, 5.00%, 7/1/2040	200,000	227,228
Series A-2, 5.00%, 10/1/2046	105,000	119,678
Series B, 5.00%, 10/1/2021	225,000	244,886
Series B, 5.00%, 10/1/2030	260,000	306,589
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (b)	200,000	210,796
Series A, 5.00%, 10/1/2021 (b)	200,000	216,554
Series A, 5.00%, 7/1/2024	100,000	115,087
Series A, 5.00%, 10/1/2026 (b)	125,000	142,266
Series A, 5.00%, 10/1/2047	2,300,000	3,017,163
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	92,017
Series A, 5.00%, 2/15/2021	250,000	266,430
Series A, 5.00%, 2/15/2022	3,265,000	3,569,820
Series A, 5.00%, 3/15/2022	190,000	208,136
Series A, 5.00%, 2/15/2023	355,000	397,028
Series A, 5.00%, 2/15/2025	3,280,000	3,813,033
Series A, 5.00%, 3/15/2026	245,000	283,779
Series A, 5.00%, 2/15/2029	155,000	171,345
Series A, 5.00%, 3/15/2029	1,380,000	1,581,232
Series A, 5.00%, 2/15/2036	5,500,000	6,278,525
Series B, 5.00%, 3/15/2027	110,000	124,648
Series B, 5.00%, 3/15/2028	170,000	192,369

118

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 3/15/2031	$ 500,000	$ 561,875
Series B, 5.00%, 3/15/2032	425,000	476,714
Series B, 5.00%, 2/15/2039	200,000	221,960
Series B, 5.00%, 2/15/2041	1,430,000	1,581,952
Series B, 5.00%, 2/15/2045	1,575,000	1,738,674
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	456,420
Series C, 5.00%, 3/15/2037	105,000	116,746
Series C, 5.00%, 3/15/2038	270,000	299,929
Series C, 5.00%, 3/15/2042	600,000	664,050
Series C, 5.00%, 3/15/2044	625,000	690,762
Series D, 5.00%, 2/15/2020	220,000	227,795
Series D, 5.00%, 2/15/2021	120,000	127,886
Series D, 5.00%, 2/15/2022	2,260,000	2,470,994
Series D, 5.00%, 2/15/2026	235,000	277,274
Series D, 5.00%, 2/15/2027	100,000	118,610
Series D, 5.00%, 2/15/2028	165,000	194,319
Series E, 5.00%, 3/15/2021	395,000	421,959
Series E, 5.00%, 3/15/2022	110,000	120,500
Series E, 5.00%, 3/15/2023	180,000	201,722
Series E, 5.00%, 3/15/2024	415,000	474,420
Series E, 5.00%, 3/15/2036	1,745,000	1,967,749
Series E, 5.25%, 3/15/2033	2,300,000	2,661,744
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2028	200,000	236,198
5.00%, 3/15/2030	655,000	765,027
Series A, 4.00%, 3/15/2021	125,000	130,959
Series A, 5.00%, 3/15/2019	125,000	125,844
Series A, 5.00%, 3/15/2020	1,525,000	1,582,081
Series A, 5.00%, 3/15/2021	1,370,000	1,464,722
Series A, 5.00%, 3/15/2022	210,000	230,320
Series A, 5.00%, 3/15/2023	2,860,000	3,213,725
Series A, 5.00%, 3/15/2024	475,000	539,955
Series A, 5.00%, 3/15/2025	3,355,000	3,912,478
Series A, 5.00%, 3/15/2026	4,450,000	5,142,074
Series A, 5.00%, 3/15/2028	300,000	364,590
Series A, 5.00%, 3/15/2030	705,000	831,345
Series A, 5.00%, 3/15/2031	160,000	180,384
Series A, 5.00%, 3/15/2032	1,210,000	1,391,441
Series A, 5.00%, 3/15/2033	575,000	643,178
Series A, 5.00%, 3/15/2037	2,365,000	2,623,642
Series A, 5.00%, 3/15/2038	140,000	153,398
Series A, 5.00%, 3/15/2039	100,000	114,758
Series A, 5.00%, 3/15/2044	3,505,000	3,840,043
Series A-GROUP B, 5.00%, 3/15/2037	160,000	182,478
Series A-GROUP C, 5.00%, 3/15/2043	300,000	338,202
Series B-B, 5.00%, 3/15/2027	270,000	315,201
Series B-B, 5.00%, 3/15/2029	40,000	46,212
Security Description	Principal Amount	Value
Series B-B, 5.00%, 3/15/2033	$ 350,000	$ 398,104
Series B-B, 5.00%, 3/15/2034	275,000	311,715
Series C, 5.00%, 3/15/2042	270,000	301,501
Series E, 5.00%, 3/15/2034	5,000,000	5,882,050
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	474,300
4.00%, 6/15/2046	3,740,000	3,861,662
5.00%, 6/15/2028	550,000	649,896
5.00%, 11/15/2039	505,000	565,600
5.00%, 6/15/2041	3,940,000	4,459,725
Series A, 5.00%, 6/15/2031	220,000	244,985
Series A, 5.00%, 6/15/2040	320,000	359,667
Series B, 5.00%, 8/15/2041	1,210,000	1,372,769
Series E, 5.00%, 6/15/2034	3,200,000	3,734,304
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2031	100,000	110,832
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	50,000	54,838
5.00%, 3/15/2033	225,000	252,729
5.00%, 3/15/2034	1,845,000	2,066,621
5.00%, 3/15/2044	370,000	410,633
Series A, 5.00%, 3/15/2021	1,580,000	1,687,835
Series A, 5.00%, 3/15/2022	410,000	449,672
Series A, 5.00%, 3/15/2023	2,005,000	2,246,963
Series A, 5.00%, 3/15/2024	4,595,000	5,252,912
Series A, 5.00%, 3/15/2025	285,000	331,723
Series A, 5.00%, 3/15/2026	6,295,000	7,439,557
Series A, 5.00%, 3/15/2027	565,000	664,033
Series A-, 5.00%, 3/15/2023	100,000	112,068
Series A-, 5.00%, 3/15/2024	440,000	502,999
Series A-, 5.00%, 3/15/2028	225,000	260,548
Series A-, 5.00%, 3/15/2029	525,000	605,488
Series A-, 5.00%, 3/15/2033	3,610,000	4,099,047
Series A-, 5.00%, 3/15/2038	105,000	117,588
Series A-, 5.00%, 3/15/2039	530,000	592,519
Series A-, 5.00%, 3/15/2042	380,000	423,119
Series A-1, 5.00%, 3/15/2020	120,000	124,492
Series C, 5.00%, 3/15/2021	225,000	240,356
Series C, 5.00%, 3/15/2030	160,000	177,195
Series C, 5.00%, 3/15/2031	275,000	303,974
Series C, 5.00%, 3/15/2032	230,000	253,554
Series C-, 5.00%, 3/15/2027	100,000	119,739
Series C-, 5.00%, 3/15/2031	4,250,000	4,996,045
Series D, 5.00%, 3/15/2020	225,000	233,422
Series D, 5.00%, 3/15/2024	140,000	156,355
Series E, 5.00%, 3/15/2021	130,000	138,873
Series E, 5.00%, 3/15/2030	130,000	143,971
Series E, 5.00%, 3/15/2033	120,000	132,138

119

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2035	$ 125,000	$ 137,329
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (b)	115,000	117,805
4.00%, 8/1/2029 (b)	385,000	403,430
4.00%, 8/1/2031 (b)	255,000	266,585
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	988,812
Series B, 4.00%, 6/1/2040	370,000	379,405
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2023	200,000	228,186
5.00%, 11/15/2036	1,000,000	1,175,290
Series A, 5.00%, 11/15/2030	305,000	344,863
Series A, 5.00%, 11/15/2039	285,000	318,442
Series A, 5.00%, 11/15/2040	435,000	487,204
Series A, 5.00%, 11/15/2041	350,000	394,467
Series A, 5.00%, 11/15/2050	550,000	612,964
Series B, 5.00%, 11/15/2029	5,000,000	6,182,900
Series B, 5.00%, 11/15/2044	385,000	428,139
Series C-1, 5.00%, 11/15/2025	1,050,000	1,243,746
Series C-2, 5.00%, 11/15/2042	2,915,000	3,319,573
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	504,252
4.00%, 12/15/2037	195,000	205,271
5.00%, 12/15/2025	1,940,000	2,210,999
5.00%, 6/15/2027	425,000	494,802
5.00%, 12/15/2032	605,000	695,938
5.00%, 12/15/2033	3,900,000	4,467,567
5.00%, 12/15/2036	250,000	283,500
5.00%, 12/15/2037	4,170,000	4,720,357
5.00%, 12/15/2038	200,000	231,700
5.00%, 12/15/2040	300,000	346,785
Series A, 5.00%, 12/15/2026	350,000	407,554
Series A, 5.00%, 6/15/2028	255,000	300,551
Series A, 5.00%, 12/15/2032	260,000	301,249
Series A, 5.00%, 12/15/2033	500,000	577,130
Series A, 5.00%, 12/15/2034	2,335,000	2,685,016
Series A, 5.00%, 12/15/2035	1,975,000	2,265,325
Series B, 5.00%, 12/15/2023	280,000	304,699
Series B, 5.00%, 6/15/2024	480,000	528,274
Series B, 5.00%, 12/15/2024	1,070,000	1,191,327
Series B, 5.00%, 12/15/2025	315,000	359,002
Series TE, 5.00%, 12/15/2033	200,000	223,042
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,755,767
		474,217,809
Security Description	Principal Amount	Value
NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	$ 1,940,000	$ 2,273,234
5.00%, 6/1/2026	100,000	116,590
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	108,945
Charlotte, NC, Water & Sewer System Revenue:
4.00%, 7/1/2047	1,250,000	1,292,962
5.00%, 7/1/2027	5,000,000	6,075,000
5.00%, 7/1/2028	165,000	191,949
5.00%, 7/1/2044	125,000	145,635
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,138,881
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,230,379
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	173,242
Series A, 5.00%, 9/1/2023	110,000	124,982
Series A, 5.00%, 4/1/2027	550,000	666,902
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	188,956
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	250,000	255,957
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	242,489
4.00%, 1/1/2038	200,000	209,228
4.00%, 1/1/2039	570,000	594,761
5.00%, 1/1/2028	130,000	153,841
5.00%, 1/1/2043	3,000,000	3,434,280
Series B, 4.00%, 10/1/2039	245,000	256,797
Series B, 5.00%, 10/1/2041	1,415,000	1,587,488
Series B, 5.00%, 10/1/2055	3,195,000	3,547,377
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	156,784
5.00%, 6/1/2021	1,705,000	1,833,557
5.00%, 6/1/2027	360,000	429,937
Series A, 3.00%, 6/1/2034	380,000	364,086
Series A, 5.00%, 6/1/2020	100,000	104,523
Series A, 5.00%, 6/1/2021	260,000	279,604
Series A, 5.00%, 6/1/2023	100,000	113,101
Series C, 3.75%, 5/1/2019	125,000	125,848
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2020	3,970,000	4,139,043
Series B, 5.00%, 5/1/2025	2,530,000	2,962,554
Series B, 5.00%, 5/1/2027	215,000	258,942

120

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 5/1/2021	$ 2,725,000	$ 2,921,554
Series C, 5.00%, 5/1/2025	240,000	275,424
Series C, 5.00%, 5/1/2027	100,000	114,001
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	237,436
Series A, 4.00%, 3/1/2041	100,000	103,447
Wake, NC, General Obligation:
3.00%, 9/1/2025	245,000	255,109
Series A, 5.00%, 3/1/2024	100,000	114,904
Series A, 5.00%, 3/1/2026	400,000	476,740
Wake, NC, Limited Obligation Revenue:
Series A, 3.13%, 8/1/2034	150,000	145,928
Series A, 5.00%, 12/1/2020	360,000	381,542
Series A, 5.00%, 12/1/2035	2,030,000	2,354,272
		42,158,211
NORTH DAKOTA — 0.0% (c)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,198,670
OHIO — 2.0%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2020	800,000	847,872
Series A, 4.00%, 12/1/2023	150,000	163,085
Series A, 5.00%, 12/1/2021	125,000	135,848
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	515,000	530,435
Columbus, OH, General Obligation:
Series 1, 5.00%, 2/15/2019	100,000	100,384
Series 1, 5.00%, 7/1/2025	165,000	193,580
Series 2017-1, 4.00%, 4/1/2023	510,000	552,162
Series 2017-1, 5.00%, 4/1/2024	1,000,000	1,149,700
Series A, 3.00%, 8/15/2023	555,000	579,603
Series A, 3.00%, 2/15/2026	300,000	308,322
Series A, 3.00%, 7/1/2029	1,400,000	1,419,852
Series A, 3.00%, 8/15/2031	350,000	349,993
Series A, 3.10%, 7/1/2030	535,000	541,607
Series A, 5.00%, 2/15/2020	350,000	362,519
Series A, 5.00%, 8/15/2022	145,000	160,798
Series A, 5.00%, 2/15/2025	110,000	125,454
Series A, 5.00%, 4/1/2025	5,000,000	5,850,650
Series A, 5.00%, 8/15/2027	160,000	181,291
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	237,882
5.00%, 6/1/2028	1,815,000	2,088,702
5.00%, 6/1/2030	100,000	116,594
Security Description	Principal Amount	Value
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	$ 100,000	$ 114,901
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	2,942,213
5.00%, 12/1/2027	400,000	471,704
5.00%, 12/1/2028	300,000	351,996
5.00%, 12/1/2029	1,015,000	1,186,423
5.00%, 12/1/2037	600,000	680,472
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	327,053
Euclid, OH, School District, General Obligation 4.00%, 1/15/2052	100,000	100,915
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	142,218
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2031	285,000	324,592
Series A, 5.00%, 12/1/2038	195,000	216,822
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2020	215,000	221,686
Miami, OH, Valley Career Technology Center, General Obligation 5.00%, 12/1/2044	2,000,000	2,273,080
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	387,994
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	94,296
4.00%, 11/15/2043	250,000	260,307
4.00%, 11/15/2049	2,795,000	2,837,288
5.00%, 11/15/2039	430,000	478,379
5.00%, 11/15/2044	245,000	270,754
Ohio, State Adult Correctional Capital Facilities Revenue Series A, 5.00%, 10/1/2037	1,435,000	1,641,181
Ohio, State General Obligation:
5.00%, 9/1/2021	115,000	124,361
Series A, 5.00%, 9/15/2021	145,000	156,971
Series A, 5.00%, 12/15/2022	410,000	457,810
Series A, 5.00%, 9/1/2023	150,000	170,142
Series A, 5.00%, 12/15/2023	320,000	365,187
Series A, 5.00%, 9/1/2024	505,000	584,522
Series A, 5.00%, 9/15/2024	100,000	115,849
Series A, 5.00%, 9/15/2025	350,000	412,639
Series A, 5.00%, 5/1/2027	100,000	109,880
Series A, 5.00%, 9/1/2027	260,000	314,382
Series A, 5.00%, 5/1/2028	265,000	291,182

121

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2031	$ 440,000	$ 494,226
Series A, 5.00%, 3/15/2033	135,000	150,868
Series A, 5.00%, 3/15/2035	200,000	222,684
Series B, 5.00%, 6/15/2025	165,000	177,474
Series B, 5.00%, 6/15/2027	200,000	220,396
Series B, 5.00%, 9/1/2032	175,000	194,009
Series B, 5.00%, 9/1/2034	170,000	188,039
Series B, 5.00%, 6/15/2035	200,000	217,810
Series C, 5.00%, 11/1/2030	140,000	160,538
Series C, 5.00%, 11/1/2033	400,000	454,664
Series R, 5.00%, 5/1/2020	110,000	114,610
Series R, 5.00%, 5/1/2025	110,000	126,596
Series S, 5.00%, 5/1/2021	245,000	262,613
Series S, 5.00%, 5/1/2029	1,835,000	2,151,097
Series S, 5.00%, 5/1/2030	1,350,000	1,575,639
Series S, 5.00%, 5/1/2031	1,200,000	1,395,336
Series T, 5.00%, 11/1/2028	400,000	478,068
Series T, 5.00%, 5/1/2031	250,000	295,685
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	105,926
Series 1A, 5.00%, 12/15/2021	115,000	125,041
Series 2016-1, 5.00%, 12/15/2021	170,000	184,843
Ohio, State Revenue:
5.00%, 12/1/2038	5,000,000	5,759,100
Series C, 5.00%, 12/1/2030	165,000	192,890
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	271,398
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2021	100,000	107,467
Series A, 5.00%, 6/1/2028	175,000	206,241
Series A, 5.00%, 12/1/2028	825,000	971,050
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	200,000	202,680
5.00%, 6/1/2020	100,000	104,480
5.00%, 6/1/2025	75,000	88,178
Series B, 5.00%, 12/1/2020	1,330,000	1,409,840
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	413,910
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 12/1/2022	100,000	111,630
Series B, 5.00%, 12/1/2033	115,000	133,904
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
Series A, 5.00%, 12/1/2029	240,000	285,655
Series A, 5.00%, 12/1/2031	500,000	590,125
Series B, 5.00%, 6/1/2026	500,000	591,055
Security Description	Principal Amount	Value
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	$ 150,000	$ 166,269
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	312,073
Series C, 5.00%, 6/1/2039	100,000	111,733
Willoughby-Eastlake, OH, School District, General Obligation 4.00%, 12/1/2050	275,000	278,476
		56,027,848
OKLAHOMA — 0.4%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	249,995
Edmond, OK, Public Work Authority Revenue:
4.00%, 7/1/2047	250,000	256,157
5.00%, 7/1/2047	1,250,000	1,410,250
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
5.00%, 7/1/2027	160,000	187,421
5.00%, 7/1/2029	2,000,000	2,329,380
Series A, 3.00%, 7/1/2024	145,000	150,896
Series A, 5.00%, 7/1/2024	190,000	218,240
Series A, 5.00%, 7/1/2025	280,000	320,835
Series A, 5.00%, 7/1/2027	265,000	301,292
Series A, 5.00%, 7/1/2028	200,000	227,058
Series A, 5.00%, 7/1/2030	170,000	191,507
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	124,162
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	276,970
Series C, 4.00%, 1/1/2042	1,585,000	1,627,589
Series C, 5.00%, 1/1/2037	125,000	142,844
Series C, 5.00%, 1/1/2047	100,000	112,533
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	122,924
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	66,210
5.00%, 9/1/2024	110,000	126,244
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	335,345
3.00%, 6/1/2027	250,000	256,015
4.00%, 10/1/2027	1,075,000	1,176,759
		10,210,626

122

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 1.4%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	$ 200,000	$ 231,416
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2022	100,000	110,268
5.00%, 6/15/2023	100,000	112,757
5.00%, 6/15/2026	75,000	85,771
5.00%, 6/15/2027	660,000	752,961
Series A, Zero Coupon, 6/15/2036	115,000	57,683
Series A, Zero Coupon, 6/15/2038	300,000	136,050
Series A, Zero Coupon, 6/15/2042	440,000	163,451
Series B, 5.00%, 6/15/2037	1,770,000	2,038,173
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,724,714
5.00%, 6/15/2037	100,000	115,151
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	160,450
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	257,008
Series C, 5.00%, 4/1/2026	510,000	593,196
Oregon, State Department of Authority Services Lottery Revenue:
Series B, 5.00%, 4/1/2019	100,000	100,791
Series C, 5.00%, 4/1/2022	510,000	559,501
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	145,282
Series A, 5.00%, 11/15/2028	290,000	333,422
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	225,000	250,789
Series A, 5.00%, 11/15/2029	2,750,000	3,149,382
Series A, 5.00%, 11/15/2030	530,000	606,850
Series B, 5.00%, 11/15/2019	125,000	128,444
Series B, 5.00%, 11/15/2020	150,000	158,712
Series C, 5.00%, 11/15/2025	170,000	200,891
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,206,847
Security Description	Principal Amount	Value
Series F, 5.00%, 5/1/2028	$ 180,000	$ 212,197
Series F, 5.00%, 5/1/2030	145,000	169,235
Series F, 5.00%, 5/1/2035	100,000	114,694
Series F, 5.00%, 5/1/2039	200,000	224,360
Series I, 5.00%, 8/1/2024	125,000	144,483
Series I, 5.00%, 8/1/2029	195,000	233,756
Series L, 5.00%, 8/1/2029	3,370,000	4,039,787
Series L, 5.00%, 8/1/2030	1,250,000	1,490,962
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	160,484
Series B, 5.00%, 7/1/2033	400,000	459,412
Series B, 5.00%, 7/1/2035	1,335,000	1,523,595
Series B, 5.00%, 7/1/2036	235,000	267,181
Series B, 5.00%, 7/1/2037	1,185,000	1,343,008
Series B, 5.00%, 7/1/2038	285,000	321,982
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	211,550
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	250,942
5.00%, 6/15/2025	430,000	504,850
5.00%, 6/15/2027	1,440,000	1,708,042
5.00%, 6/15/2029	500,000	587,825
5.00%, 6/15/2030	660,000	772,002
5.00%, 6/15/2031	500,000	582,635
5.00%, 6/15/2032	500,000	580,790
5.00%, 6/15/2033	500,000	578,960
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	294,671
Series A, 5.00%, 6/1/2020	50,000	52,219
Series A, 5.00%, 8/1/2020	165,000	173,121
Series A, 5.00%, 6/1/2021	310,000	332,996
Series A, 5.00%, 6/1/2024	125,000	144,070
Series B, 5.00%, 6/15/2023	100,000	112,893
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	647,486
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	774,423
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	145,000	159,736
5.00%, 6/15/2027	120,000	136,902
Series B, Zero Coupon, 6/15/2029	200,000	140,960
Series B, Zero Coupon, 6/15/2032	200,000	121,240
Series B, Zero Coupon, 6/15/2034	330,000	180,190

123

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Washington County, OR, School District No. 1, General Obligation 5.00%, 6/15/2035	$ 390,000	$ 452,568
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,555,000	2,903,630
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	209,042
		38,698,839
PENNSYLVANIA — 1.6%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	564,473
Allegheny, PA, General Obligation Series C-73, 5.00%, 12/1/2019	165,000	169,732
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	151,633
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	202,483
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	119,789
Series A, 5.00%, 10/1/2042	295,000	331,607
Series A, 5.00%, 10/1/2046	300,000	335,847
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	423,701
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	219,132
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,158,019
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	123,076
Series A, 5.00%, 12/1/2030	160,000	185,435
Series A, 5.00%, 12/1/2048	525,000	589,522
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	311,455
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	482,625
4.00%, 2/1/2030	400,000	425,068
4.00%, 3/1/2038	4,085,000	4,185,736
5.00%, 2/1/2019	250,000	250,645
5.00%, 3/15/2020	120,000	124,404
5.00%, 9/15/2020	1,145,000	1,203,670
Security Description	Principal Amount	Value
5.00%, 10/15/2020	$ 100,000	$ 105,353
5.00%, 7/1/2022	150,000	164,583
5.00%, 9/15/2022	2,500,000	2,755,775
5.00%, 3/15/2023	120,000	133,507
5.00%, 8/15/2023	1,275,000	1,430,282
5.00%, 9/15/2023	600,000	674,034
5.00%, 10/15/2023	265,000	298,120
5.00%, 3/15/2024	375,000	424,343
5.00%, 6/15/2024	285,000	324,045
5.00%, 7/1/2024	340,000	386,750
5.00%, 9/15/2024	175,000	199,799
5.00%, 10/15/2024	100,000	111,632
5.00%, 3/15/2025	325,000	373,601
5.00%, 8/15/2025	275,000	318,131
5.00%, 9/15/2025	270,000	312,657
5.00%, 2/1/2027	2,000,000	2,307,040
5.00%, 3/15/2028	270,000	306,048
5.00%, 10/15/2029	125,000	138,408
Series REF, 5.00%, 1/15/2020	195,000	201,176
Series REF, 5.00%, 1/15/2022	1,185,000	1,286,566
Series REF, 5.00%, 1/15/2025	1,250,000	1,433,037
Series REF, 5.00%, 1/15/2027	4,760,000	5,590,906
Series REF, 5.00%, 1/15/2028	2,410,000	2,800,324
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.25%, 8/15/2041 (a)	430,000	413,196
Series A, 2.50%, 10/1/2045 (a)	1,025,000	1,010,332
Series A, 4.00%, 8/15/2033	190,000	202,580
Series A, 4.00%, 8/15/2034	145,000	153,790
Series A, 4.00%, 8/15/2035	470,000	496,527
Series AQ, 5.00%, 6/15/2020	575,000	600,202
Series AQ, 5.00%, 6/15/2021	150,000	160,706
Series AT-1, 5.00%, 6/15/2024	200,000	227,620
Series AT-1, 5.00%, 6/15/2025	100,000	115,385
Series AT-1, 5.00%, 6/15/2030	100,000	113,978
Series B, 4.00%, 10/1/2038	210,000	218,171
Series B, 5.00%, 10/1/2025	200,000	236,152
Series B, 5.00%, 10/1/2035	1,150,000	1,314,335
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2023	1,385,000	1,568,997
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	170,502
Series A, 5.00%, 9/1/2042	270,000	309,798

124

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2047	$ 535,000	$ 611,237
Series B, 4.00%, 9/1/2036	490,000	515,411
Series B, 5.00%, 9/1/2019	220,000	224,675
Series B, 5.00%, 9/1/2020	1,440,000	1,515,283
West View, PA, Municipal Authority Water Revenue 5.00%, 11/15/2039	2,030,000	2,361,824
		46,174,870
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	521,811
Series A, 5.00%, 5/15/2027	270,000	312,787
Rhode Island, Health & Educational Building Corp. Revenue 4.00%, 5/15/2020 (b)	295,000	303,555
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	287,543
Rhode Island, State & Providence Plantations, General Obligation:
Series A, 5.00%, 11/1/2019	280,000	287,392
Series B, 5.00%, 8/1/2031	1,195,000	1,412,203
Series D, 5.00%, 8/1/2020	115,000	120,605
Rhode Island, State General Obligation:
5.00%, 8/1/2019	125,000	127,324
5.00%, 8/1/2021	135,000	145,442
Series D, 5.00%, 8/1/2027	2,025,000	2,306,232
		5,824,894
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	532,719
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,037,640
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	113,414
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	408,107
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	104,123
Security Description	Principal Amount	Value
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	$ 100,000	$ 109,308
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	112,888
Series C, 3.00%, 3/1/2038	325,000	293,969
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	2,750,000	3,129,802
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,282,887
Series A, 5.00%, 10/1/2019	125,000	127,989
Series A, 5.00%, 4/1/2030	120,000	144,264
York, SC, General Obligation 5.00%, 4/1/2027	280,000	318,920
		8,716,030
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	451,413
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,336,408
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	97,071
Memphis, TN, General Obligation:
4.00%, 6/1/2043	2,425,000	2,484,364
Series A, 5.00%, 4/1/2026	320,000	373,014
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	400,223
4.00%, 7/1/2031	750,000	812,895
5.00%, 7/1/2024	110,000	126,966
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 5/15/2020	100,000	104,340
Series A, 5.00%, 7/1/2042	540,000	615,676
Series A, 5.00%, 7/1/2046	250,000	284,235
Series B, 5.00%, 5/15/2026	345,000	411,647
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,207,179
5.00%, 7/1/2021	135,000	145,423
5.00%, 1/1/2024	105,000	119,955
5.00%, 1/1/2025	535,000	623,270
5.00%, 1/1/2026	170,000	201,428

125

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2027	$ 100,000	$ 119,096
Series A, 5.00%, 1/1/2020	100,000	103,180
Series C, 5.00%, 7/1/2020	200,000	209,426
Series C, 5.00%, 7/1/2023	115,000	130,024
Series C, 5.00%, 7/1/2027	1,605,000	1,867,145
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	214,102
Series A, 5.00%, 4/1/2025	285,000	333,487
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	2,170,000	2,201,595
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	166,282
Series A, 5.00%, 2/1/2026	160,000	190,366
Series A, 5.00%, 8/1/2027	245,000	293,204
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2021	295,000	320,565
5.00%, 11/1/2022	100,000	111,390
5.00%, 11/1/2025	105,000	123,833
5.00%, 11/1/2026	250,000	288,675
5.00%, 11/1/2027	255,000	309,034
5.00%, 11/1/2032	125,000	147,983
Series A, 5.00%, 11/1/2034	3,610,000	4,239,584
Series A, 5.00%, 11/1/2035	520,000	608,910
Series A, 5.00%, 11/1/2037	435,000	505,679
Series B, 5.00%, 11/1/2045	585,000	654,808
		23,933,875
TEXAS — 12.6%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	148,646
5.00%, 8/15/2027	575,000	692,720
5.00%, 8/15/2028	640,000	763,866
5.00%, 8/15/2038	1,000,000	1,144,300
Alamo, TX, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	100,000	110,967
5.00%, 6/15/2041	1,180,000	1,303,605
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	100,000	103,520
5.00%, 2/15/2021 (b)	255,000	271,539
5.00%, 2/15/2022 (b)	3,030,000	3,310,002
5.00%, 2/15/2023 (b)	100,000	111,755
5.00%, 2/15/2024 (b)	220,000	250,908
5.00%, 2/15/2026 (b)	150,000	173,352
5.00%, 2/15/2029 (b)	300,000	343,386
Allen, TX, Independent School District, General Obligation:
4.00%, 2/15/2034 (b)	185,000	197,016
5.00%, 2/15/2027 (b)	320,000	375,494
Security Description	Principal Amount	Value
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	$ 345,000	$ 404,337
Series A, 4.00%, 2/15/2039 (b)	255,000	265,575
Series A, 5.00%, 2/15/2030 (b)	165,000	190,922
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,391,920
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	75,000	86,909
Series A, 5.00%, 2/15/2026 (b)	225,000	250,976
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,049,620
5.00%, 8/1/2035	550,000	621,516
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	289,158
Series A, 5.00%, 11/15/2021	100,000	108,607
Series A, 5.00%, 11/15/2022	100,000	111,225
Austin, TX, General Obligation:
5.00%, 9/1/2020	1,650,000	1,736,542
5.00%, 9/1/2021	115,000	124,299
5.00%, 9/1/2032	640,000	726,118
5.00%, 9/1/2034	420,000	474,382
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (b)	1,000,000	1,173,100
Series B, 5.00%, 8/1/2019	150,000	152,850
Series B, 5.00%, 8/1/2031 (b)	125,000	144,766
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	319,256
5.00%, 11/15/2031	285,000	326,542
5.00%, 11/15/2032	200,000	231,632
5.00%, 11/15/2034	375,000	419,797
5.00%, 11/15/2039	4,230,000	4,679,480
5.00%, 11/15/2043	100,000	110,155
Series A, 5.00%, 5/15/2021	145,000	155,386
Series A, 5.00%, 5/15/2022	600,000	659,544
Series A, 5.00%, 5/15/2026	300,000	352,002
Bexar County, TX, General Obligation:
4.00%, 6/15/2033	150,000	158,375
4.00%, 6/15/2041	350,000	360,227
5.00%, 6/15/2026	80,000	93,086
5.00%, 6/15/2027	355,000	410,994
Series B, 5.00%, 6/15/2028	100,000	112,711
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2032	115,000	121,035

126

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/2036	$ 300,000	$ 310,134
4.00%, 2/15/2043	3,755,000	3,820,037
5.00%, 2/15/2021	250,000	265,410
5.00%, 2/15/2023	125,000	138,961
5.00%, 2/15/2026	140,000	163,680
5.00%, 2/15/2027	265,000	308,126
5.00%, 2/15/2029	130,000	150,240
5.00%, 2/15/2032	3,000,000	3,377,550
5.00%, 2/15/2048	2,360,000	2,632,887
Birdville, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	550,000	631,559
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,477
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,165,020
5.00%, 2/15/2033 (b)	1,085,000	1,259,761
5.00%, 2/15/2034 (b)	1,000,000	1,155,570
5.00%, 2/15/2037 (b)	2,555,000	2,918,653
5.00%, 2/15/2041 (b)	1,000,000	1,131,560
Cleburne, TX, Independent School District, General Obligation 5.00%, 2/15/2041 (b)	1,400,000	1,567,720
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	250,000	277,263
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2020	1,280,000	1,325,069
4.00%, 8/15/2031	495,000	535,060
4.00%, 8/15/2032	280,000	301,336
4.00%, 8/15/2034	190,000	202,542
5.00%, 8/15/2025	390,000	457,154
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	576,400
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	395,000	450,505
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	350,000	406,441
Series A, 5.00%, 2/15/2025 (b)	205,000	238,058
Series A, 5.00%, 2/15/2027 (b)	45,000	47,928
Security Description	Principal Amount	Value
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	$ 1,000,000	$ 1,153,330
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	146,255
Series B, 5.00%, 8/1/2036 (b)	100,000	112,747
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	245,655
4.00%, 2/15/2041 (b)	100,000	102,678
5.00%, 2/15/2020 (b)	1,560,000	1,614,912
5.00%, 2/15/2023 (b)	150,000	167,318
5.00%, 2/15/2028 (b)	435,000	500,041
5.00%, 2/15/2029 (b)	165,000	189,064
Series B-1, 3.00%, 2/15/2036 (a) (b)	170,000	171,035
Series C, 5.00%, 2/15/2023 (b)	450,000	501,952
Series C, 5.00%, 2/15/2024 (b)	130,000	147,993
Series C, 5.00%, 2/15/2028 (b)	120,000	134,874
Series C, 5.00%, 2/15/2044 (b)	2,245,000	2,462,024
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	117,151
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2020	175,000	185,369
Series A, 5.00%, 12/1/2021	230,000	249,959
Series A, 5.00%, 12/1/2028	295,000	342,147
Series A, 5.00%, 12/1/2029	255,000	294,701
Series A, 5.00%, 12/1/2030	160,000	184,253
Series A, 5.00%, 12/1/2033	100,000	112,486
Series A, 5.00%, 12/1/2034	175,000	199,035
Series A, 5.00%, 12/1/2035	810,000	908,784
Series A, 5.00%, 12/1/2036	295,000	332,054
Series A, 5.00%, 12/1/2041	1,065,000	1,189,988
Series A, 5.00%, 12/1/2046	2,570,000	2,863,160
Series B, 5.00%, 12/1/2019	100,000	102,887
Series B, 5.00%, 12/1/2020	155,000	164,184
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	116,898
5.00%, 2/15/2022	2,445,000	2,663,949
5.00%, 2/15/2023	350,000	389,819
5.00%, 2/15/2024	1,650,000	1,874,944
5.00%, 2/15/2025	210,000	237,000
5.00%, 2/15/2026	1,000,000	1,126,520
5.00%, 2/15/2027	250,000	280,988
5.00%, 2/15/2030	275,000	310,599

127

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (b)	$ 160,000	$ 169,888
5.00%, 2/15/2036 (a) (b)	310,000	336,976
Series A, 3.00%, 2/15/2036 (b)	345,000	319,135
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,182,661
Series A, 4.00%, 2/15/2031 (b)	255,000	271,937
Series A, 5.00%, 8/15/2021 (b)	355,000	383,240
Series A, 5.00%, 8/15/2024 (b)	210,000	241,742
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,207,686
Series A, 5.00%, 8/15/2027 (b)	875,000	998,296
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,132,460
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 4.00%, 10/1/2034	300,000	317,808
Series A, 5.00%, 10/1/2027	110,000	127,707
Series A, 5.00%, 10/1/2028	300,000	347,079
Series A, 5.00%, 10/1/2029	100,000	117,346
Series A, 5.00%, 10/1/2033	410,000	474,247
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	372,229
4.00%, 2/15/2045	345,000	351,934
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	335,147
5.00%, 8/15/2028 (b)	175,000	200,309
5.00%, 8/15/2030 (b)	115,000	132,742
5.00%, 8/15/2043 (b)	2,225,000	2,526,243
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	360,000	408,517
5.00%, 2/15/2027 (b)	1,355,000	1,535,513
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	143,848
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (b)	150,000	150,534
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	214,983
5.00%, 8/15/2023	1,000,000	1,126,470
El Paso, TX, Water & Sewer Revenue:
4.00%, 3/1/2019	190,000	190,701
5.00%, 3/1/2026	165,000	187,161
Security Description	Principal Amount	Value
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	$ 125,000	$ 143,699
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	163,227
Series B, 5.00%, 3/1/2026	250,000	288,250
Series B, 5.00%, 3/1/2028	520,000	606,965
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (b)	275,000	299,005
Series C-GREEN BOND, 1.35%, 8/1/2042 (a) (b)	200,000	197,776
Fort Smith, TX, School District No 100 General Obligation Series A, 4.00%, 2/1/2049	440,000	445,870
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2020	2,000,000	2,072,460
Series A, 5.00%, 3/1/2023	50,000	55,621
Series A, 5.00%, 3/1/2026	110,000	126,422
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	200,000	200,768
5.00%, 2/15/2020 (b)	100,000	103,520
5.00%, 2/15/2021 (b)	355,000	378,025
5.00%, 2/15/2022 (b)	675,000	737,802
5.00%, 2/15/2023 (b)	50,000	55,941
5.00%, 2/15/2025 (b)	195,000	226,569
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2027	400,000	453,908
5.00%, 2/15/2028	130,000	147,050
Series A, 5.00%, 2/15/2020	325,000	336,586
Series A, 5.00%, 2/15/2023	1,860,000	2,078,643
Series A, 5.00%, 2/15/2027	140,000	161,192
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	142,758
Series A, 5.00%, 2/15/2021	130,000	138,403
Series A, 5.00%, 2/15/2024	150,000	171,309
Series A, 5.00%, 2/15/2026	260,000	300,960
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2022 (b)	300,000	331,245
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	403,159
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	240,000	274,562
5.00%, 2/15/2030 (b)	260,000	296,491

128

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	$ 110,000	$ 124,379
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	107,893
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (b)	500,000	573,155
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	411,768
4.00%, 11/15/2037	335,000	347,663
5.00%, 11/15/2025	275,000	319,819
5.00%, 11/15/2030	350,000	409,776
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2027	285,000	331,662
Series A, 5.00%, 10/1/2029	530,000	632,555
Series A, 5.00%, 10/1/2030	1,000,000	1,187,460
Series A, 5.00%, 10/1/2032	455,000	536,008
Series A, 5.00%, 10/1/2033	250,000	293,445
Series A, 5.00%, 10/1/2034	500,000	583,930
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,753,772
Series A, 5.00%, 10/1/2027	530,000	615,314
Series A, 5.00%, 10/1/2029	3,090,000	3,564,531
Series A, 5.00%, 10/1/2034	440,000	500,522
Series A, 5.00%, 10/1/2035	155,000	176,841
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2020	115,000	121,585
5.00%, 11/1/2026	150,000	173,918
5.00%, 11/1/2027	130,000	150,729
5.00%, 11/1/2028	120,000	137,644
Series A, 5.00%, 11/1/2024	245,000	284,065
Series A, 5.00%, 11/1/2026	380,000	454,305
Series A, 5.00%, 11/1/2028	200,000	235,030
Series A, 5.00%, 11/1/2029	300,000	351,384
Series B, 5.00%, 11/1/2024	225,000	260,876
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	321,797
5.00%, 8/15/2028	190,000	218,922
5.00%, 8/15/2033	160,000	182,469
5.00%, 8/15/2034	160,000	182,261
Series A, 5.00%, 8/15/2024	375,000	431,467
Series A, 5.00%, 8/15/2026	185,000	219,854
Series A, 5.00%, 8/15/2027	195,000	229,353
Series A, 5.00%, 8/15/2030	480,000	557,323
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2032	$ 540,000	$ 622,166
Series A, 5.00%, 8/15/2035	490,000	559,139
Series A, 5.00%, 8/15/2036	270,000	306,912
Series A, 5.00%, 8/15/2047	1,370,000	1,533,509
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	313,041
Series A, 5.00%, 8/15/2022	195,000	215,379
Series A, 5.00%, 8/15/2032	1,635,000	1,913,996
Series A, 5.00%, 8/15/2033	245,000	285,736
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	738,132
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	282,555
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	258,870
Series B, 5.00%, 11/15/2019	240,000	246,590
Series B, 5.00%, 11/15/2025	200,000	235,226
Series B, 5.00%, 11/15/2026	300,000	357,501
Series B, 5.00%, 11/15/2029	1,190,000	1,412,756
Series B, 5.00%, 11/15/2032	275,000	317,441
Series B, 5.00%, 11/15/2034	180,000	206,003
Series B, 5.00%, 11/15/2035	1,090,000	1,244,170
Series B, 5.00%, 11/15/2036	555,000	631,412
Series C, 4.00%, 5/15/2021	200,000	209,718
Series C, 5.00%, 5/15/2020	395,000	411,815
Series C, 5.00%, 5/15/2021	175,000	187,535
Series C, 5.00%, 5/15/2022	355,000	390,109
Series C, 5.00%, 5/15/2025	650,000	741,988
Series C, 5.00%, 5/15/2026	530,000	602,419
Series C, 5.00%, 5/15/2028	375,000	425,021
Series D, 5.00%, 11/15/2020	2,775,000	2,933,008
Series D, 5.00%, 11/15/2021	100,000	108,578
Series D, 5.00%, 11/15/2022	200,000	222,372
Series D, 5.00%, 11/15/2028	130,000	148,927
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	803,571
Series A, 4.00%, 3/1/2036	395,000	411,724
Series A, 5.00%, 3/1/2019	170,000	170,887
Series A, 5.00%, 3/1/2020	2,225,000	2,306,391
Series A, 5.00%, 3/1/2021	1,525,000	1,625,268
Series A, 5.00%, 3/1/2022	185,000	202,212
Series A, 5.00%, 3/1/2024	1,300,000	1,482,247
Series A, 5.00%, 3/1/2025	925,000	1,073,214
Series A, 5.00%, 3/1/2026	780,000	918,294
Series A, 5.00%, 3/1/2029	135,000	150,895
Series A, 5.00%, 3/1/2030	250,000	287,908
Series A, 5.00%, 3/1/2031	100,000	114,601

129

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	$ 2,730,000	$ 2,876,028
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	690,000	714,288
5.00%, 2/15/2022 (b)	100,000	109,304
5.00%, 2/15/2023 (b)	665,000	744,009
5.00%, 2/15/2024 (b)	650,000	742,339
5.00%, 2/15/2025 (b)	3,100,000	3,603,781
5.00%, 2/15/2026 (b)	1,565,000	1,846,528
5.00%, 2/15/2027 (b)	500,000	598,195
5.00%, 2/15/2042 (b)	315,000	356,923
Series A, 4.00%, 2/15/2040 (b)	130,000	133,071
Series A, 5.00%, 2/15/2020 (b)	195,000	201,864
Series A, 5.00%, 2/15/2022 (b)	390,000	426,286
Series A, 5.00%, 2/15/2027 (b)	555,000	650,854
Series A, 5.00%, 2/15/2030 (b)	395,000	457,888
Series A, 5.00%, 2/15/2031 (b)	445,000	513,655
Series A-2-REMK 06/01, 3.00%, 6/1/2039 (a) (b)	105,000	105,400
Series C, 5.00%, 2/15/2019	50,000	50,195
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	110,000	131,012
Series B, 5.00%, 2/15/2020 (b)	200,000	207,040
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	167,336
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	256,018
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	195,645
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	305,739
5.00%, 2/1/2025 (b)	225,000	260,514
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	194,553
5.00%, 2/15/2042 (b)	230,000	260,611
5.00%, 2/15/2043 (b)	1,285,000	1,470,978
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2027 (b)	$ 635,000	$ 733,469
Series A, 5.00%, 2/15/2028 (b)	1,015,000	1,169,260
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,489,227
Series D, 5.00%, 2/15/2025 (b)	405,000	469,557
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	565,000	575,848
Series A, 5.00%, 8/15/2027 (b)	145,000	169,422
Klein, TX, Independent School District, General Obligation:
4.00%, 8/1/2046 (b)	100,000	102,430
Series A, 4.00%, 8/1/2045 (b)	600,000	612,870
Series A, 5.00%, 8/1/2020 (b)	1,700,000	1,783,402
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	5,745,835
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (b)	140,000	142,122
5.00%, 2/15/2021 (b)	600,000	638,916
5.00%, 2/15/2022 (b)	110,000	120,234
Series A, 4.00%, 2/15/2029 (b)	1,700,000	1,837,751
Leander, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2036 (b)	335,000	160,817
2.50%, 8/15/2040 (a) (b)	100,000	98,362
Series A, Zero Coupon, 8/16/2044 (b)	100,000	35,790
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	142,436
Series A, 5.00%, 8/15/2026 (b)	640,000	749,338
Series A, 5.00%, 8/15/2038 (b)	100,000	112,174
Series A, 5.00%, 8/15/2040 (b)	355,000	395,956
Series D, Zero Coupon, 8/15/2020 (b)	335,000	324,705
Series D, Zero Coupon, 8/15/2023 (b)	100,000	90,268
Series D, Zero Coupon, 8/15/2024 (b)	130,000	114,140
Series D, Zero Coupon, 8/15/2036 (b)	160,000	76,981

130

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, Zero Coupon, 8/15/2037 (b)	$ 150,000	$ 68,689
Series D, Zero Coupon, 8/15/2039 (b)	585,000	240,201
Series D, Zero Coupon, 8/15/2040 (b)	615,000	239,709
Series D, Zero Coupon, 8/15/2041 (b)	1,860,000	714,955
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	96,731
5.00%, 8/15/2023 (b)	300,000	338,646
5.00%, 8/15/2024 (b)	135,000	155,251
5.00%, 8/15/2026 (b)	300,000	355,830
Series A, 4.00%, 8/15/2026 (b)	180,000	197,404
Series A, 4.00%, 8/15/2027 (b)	110,000	120,354
Series A, 5.00%, 8/15/2021 (b)	105,000	113,240
Series B, 5.00%, 8/15/2028	525,000	609,782
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	3,000,000	3,441,870
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	457,524
Series B, 5.00%, 2/15/2021	585,000	622,440
Series B, 5.00%, 2/15/2023	290,000	323,968
Series B, 5.00%, 2/15/2024	295,000	336,445
Series B, 5.00%, 2/15/2025	355,000	412,027
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	770,000	797,542
5.00%, 2/15/2022	160,000	174,430
5.00%, 2/15/2024	410,000	466,748
5.00%, 2/15/2025	2,575,000	2,985,455
5.00%, 2/15/2029	100,000	121,623
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	355,000	360,137
Montgomery Independent School District 5.00%, 2/15/2028 (b)	245,000	281,032
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	485,591
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	337,215
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	414,360
Security Description	Principal Amount	Value
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	$ 230,000	$ 245,047
5.00%, 8/1/2024 (b)	370,000	425,352
5.00%, 8/1/2043 (b)	5,000,000	5,674,350
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	640,000	730,946
5.00%, 9/1/2027	1,300,000	1,532,947
5.00%, 9/1/2028	4,020,000	4,649,050
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	194,659
4.00%, 8/15/2045 (b)	275,000	280,767
5.00%, 8/1/2021 (b)	250,000	269,338
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	133,878
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	275,000	314,603
5.00%, 2/15/2042 (b)	380,000	425,524
Series A, 5.00%, 2/15/2025 (b)	55,000	63,665
Series B, 5.00%, 2/15/2023 (b)	230,000	256,747
Series B, 5.00%, 2/15/2026 (b)	260,000	300,638
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (b)	100,000	100,609
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	566,288
Pflugerville, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (b)	250,000	285,123
5.00%, 2/15/2028 (b)	135,000	152,566
Pharr San Juan Alamo, TX, Independent School District, General Obligation 3.25%, 2/1/2032 (b)	100,000	99,998
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	735,000	782,826
Series A, 5.00%, 2/15/2020 (b)	4,900,000	5,072,480
Series A, 5.00%, 2/15/2022 (b)	125,000	136,710

131

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2028 (b)	$ 200,000	$ 233,970
Series B, 5.00%, 2/15/2019 (b)	150,000	150,576
Series B, 5.00%, 2/15/2021 (b)	525,000	559,162
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,320,000	1,342,876
Series A, 5.00%, 2/15/2045 (b)	165,000	182,922
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	150,000	177,785
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	3,890,000	4,021,793
5.00%, 2/1/2024	280,000	319,491
5.00%, 2/1/2025	125,000	145,349
5.00%, 2/1/2026	2,645,000	3,122,210
5.00%, 2/1/2027	375,000	443,891
5.00%, 2/1/2028	515,000	606,479
5.00%, 2/1/2041	260,000	295,485
Series D, VRN, 3.00%, 12/1/2045 (a)	1,675,000	1,702,453
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	350,000	362,012
5.00%, 2/1/2025	170,000	194,154
5.00%, 2/1/2027	925,000	1,064,758
5.00%, 8/1/2037	320,000	372,928
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	335,000	365,957
5.00%, 2/15/2023 (b)	2,080,000	2,323,630
5.00%, 2/15/2024 (b)	315,000	359,091
5.00%, 2/15/2027 (b)	510,000	588,453
5.00%, 8/15/2043 (b)	620,000	691,529
5.00%, 8/15/2048 (b)	1,975,000	2,194,126
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	297,132
Series A, 5.00%, 5/15/2024	255,000	289,162
Series A, 5.00%, 5/15/2029	210,000	243,737
Series A, 5.00%, 5/15/2030	500,000	577,425
Series B, 5.00%, 5/15/2035	200,000	225,738
Series C, 4.00%, 5/15/2037	130,000	135,340
Series C, 5.00%, 5/15/2026	200,000	236,098
Series C, 5.00%, 5/15/2030	160,000	186,166
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	527,164
Security Description	Principal Amount	Value
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	$ 110,000	$ 113,779
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	630,536
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	221,050
5.00%, 8/15/2025 (b)	280,000	328,401
5.00%, 8/15/2026 (b)	550,000	640,282
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	130,000	134,787
5.00%, 3/1/2024	240,000	273,365
5.00%, 3/1/2025	250,000	289,963
5.00%, 3/1/2026	580,000	671,269
5.00%, 3/1/2049	140,000	153,290
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	271,500
Series B, 5.00%, 5/15/2029	150,000	168,791
Series C, 5.00%, 5/15/2025	220,000	257,116
Series D, 5.00%, 5/15/2024	265,000	298,197
Series D, 5.00%, 5/15/2026	140,000	157,538
Series E, 4.00%, 5/15/2057	550,000	563,354
Series E, 5.00%, 5/15/2027	160,000	192,435
Texas, State General Obligation:
5.00%, 4/1/2019	150,000	151,202
5.00%, 10/1/2019	100,000	102,368
5.00%, 4/1/2020	195,000	202,664
5.00%, 10/1/2020	1,820,000	1,918,881
5.00%, 4/1/2023	375,000	420,712
5.00%, 10/1/2023	825,000	935,270
5.00%, 4/1/2025	685,000	799,792
5.00%, 4/1/2026	410,000	471,689
5.00%, 4/1/2028	160,000	180,970
5.00%, 10/1/2029	100,000	119,177
5.00%, 4/1/2033	1,025,000	1,184,244
5.00%, 10/1/2033	360,000	421,038
5.00%, 4/1/2043	1,450,000	1,628,466
Series A, 4.00%, 10/1/2033	130,000	140,033
Series A, 5.00%, 10/1/2019	185,000	189,381
Series A, 5.00%, 10/1/2021	200,000	216,442
Series A, 5.00%, 10/1/2022	560,000	621,158
Series A, 5.00%, 10/1/2023	1,400,000	1,587,124
Series A, 5.00%, 10/1/2024	355,000	410,842
Series A, 5.00%, 4/1/2025	160,000	186,813
Series A, 5.00%, 10/1/2025	1,105,000	1,275,579
Series A, 5.00%, 10/1/2026	400,000	465,807
Series A, 5.00%, 10/1/2027	280,000	327,734
Series A, 5.00%, 10/1/2028	445,000	508,266
Series A, 5.00%, 4/1/2029	100,000	116,974

132

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2030	$ 3,055,000	$ 3,473,429
Series A, 5.00%, 10/1/2032	200,000	234,926
Series A, 5.00%, 4/1/2044	500,000	560,160
Series A, 5.00%, 10/1/2044	1,660,000	1,833,918
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	248,973
5.00%, 10/1/2023	240,000	272,078
5.00%, 10/1/2024	265,000	306,531
5.00%, 10/1/2025	2,160,000	2,538,562
Series A, 3.00%, 10/1/2021	100,000	102,926
Series A, 5.00%, 4/1/2020	565,000	587,278
Series A, 5.00%, 4/1/2022	520,000	569,956
Series A, 5.00%, 4/1/2023	155,000	173,895
Series A, 5.00%, 10/1/2024	545,000	630,412
Series A, 5.00%, 10/1/2025	635,000	746,290
Series A, 5.00%, 10/1/2026	275,000	327,387
Series A, 5.00%, 4/1/2033	260,000	293,527
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2021	125,000	133,308
Series A, 5.00%, 3/15/2022	250,000	273,373
Series A, 5.00%, 3/15/2023	200,000	223,792
Series A, 5.00%, 3/15/2026	735,000	858,903
Series A, 5.00%, 3/15/2027	1,175,000	1,399,202
Series A, 5.00%, 3/15/2028	1,245,000	1,473,420
Series A, 5.00%, 3/15/2029	140,000	165,117
Series A, 5.00%, 3/15/2030	2,335,000	2,736,947
Series A, 5.00%, 3/15/2031	3,395,000	3,957,653
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	158,015
4.00%, 10/15/2036	2,925,000	3,072,625
4.00%, 10/15/2037	180,000	188,676
4.00%, 10/15/2040	115,000	118,651
4.00%, 10/15/2052	125,000	127,690
5.00%, 4/15/2020	100,000	104,052
5.00%, 10/15/2020	130,000	137,218
5.00%, 4/15/2021	100,000	107,008
5.00%, 4/15/2024	220,000	252,215
5.00%, 4/15/2026	135,000	160,106
5.00%, 4/15/2027	2,990,000	3,552,838
5.00%, 4/15/2029	340,000	401,084
5.00%, 10/15/2029	125,000	144,551
5.00%, 10/15/2038	2,020,000	2,352,795
5.00%, 10/15/2041	3,265,000	3,693,335
5.00%, 10/15/2046	235,000	264,965
Series A, 4.00%, 10/15/2033	2,020,000	2,149,462
Series A, 4.00%, 10/15/2047	2,790,000	2,862,707
Series A, 5.00%, 4/15/2026	135,000	157,860
Series A, 5.00%, 4/15/2027	120,000	144,005
Series A, 5.00%, 10/15/2031	575,000	661,836
Series A, 5.00%, 10/15/2040	600,000	675,486
Series A, 5.00%, 10/15/2045	3,615,000	4,057,982
Security Description	Principal Amount	Value
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	$ 115,000	$ 133,689
5.00%, 2/15/2043 (b)	2,400,000	2,662,104
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	134,353
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	225,789
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	339,636
5.00%, 8/1/2025	335,000	391,699
5.00%, 8/1/2029	4,115,000	4,880,308
5.00%, 8/1/2030	100,000	117,923
5.00%, 8/1/2037	595,000	685,369
Tyler, TX, Independent School District, General Obligation 4.00%, 2/15/2047 (b)	500,000	509,715
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	475,000	529,995
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	291,834
Series A, 5.00%, 2/15/2024	1,300,000	1,484,002
Series A, 5.00%, 2/15/2025	380,000	440,808
Series A, 5.00%, 2/15/2030	175,000	201,999
Series C, 4.00%, 2/15/2039	1,025,000	1,059,624
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	232,434
Series A, 5.00%, 4/15/2027	1,250,000	1,485,550
Series A, 5.00%, 4/15/2029	285,000	334,969
Series A, 5.00%, 4/15/2030	120,000	140,262
Series A, 5.00%, 4/15/2031	115,000	133,861
Series A, 5.00%, 4/15/2045	375,000	422,216
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2029	145,000	166,794
Series A, 5.00%, 7/1/2030	120,000	137,494
Series A, 5.00%, 7/1/2032	120,000	136,800
Series A, 5.25%, 7/1/2029	85,000	100,440
Series A, 5.50%, 7/1/2025	180,000	216,247
Series A, 5.50%, 7/1/2026	125,000	150,508
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	373,065
Series B, 4.00%, 7/1/2034	300,000	319,380
Series B, 5.00%, 7/1/2021	150,000	161,352
Series B, 5.00%, 7/1/2024	175,000	201,304
Series B, 5.00%, 7/1/2025	265,000	304,239
Series B, 5.00%, 7/1/2027	60,000	68,516

133

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
University of Texas, Revenue:
Series A, 5.00%, 8/15/2037	$ 545,000	$ 615,970
Series B, 2.50%, 8/15/2036 (a)	535,000	496,095
Series B, 2.50%, 8/15/2046 (a)	455,000	443,215
Series B, 4.00%, 8/15/2036	350,000	368,140
Series B, 5.00%, 8/15/2026	340,000	405,365
Series B, 5.00%, 8/15/2027	405,000	463,446
Series C, 3.00%, 8/15/2035	470,000	446,274
Series C, 5.00%, 8/15/2027	100,000	120,733
Series E, 5.00%, 8/15/2026	140,000	166,915
Series E, 5.00%, 8/15/2027	100,000	120,733
Series F, 2.00%, 8/15/2041 (a)	3,745,000	3,269,160
Series H, 5.00%, 8/15/2019	210,000	214,204
Series H, 5.00%, 8/15/2020	115,000	120,893
Series H, 5.00%, 8/15/2022	255,000	282,311
Series I, 5.00%, 8/15/2023	110,000	124,533
Series I, 5.00%, 8/15/2024	3,055,000	3,525,501
Series J, 5.00%, 8/15/2024	315,000	363,513
Series J, 5.00%, 8/15/2025	260,000	305,292
Series J, 5.00%, 8/15/2026	200,000	238,450
Series J, 5.00%, 8/15/2027	425,000	503,765
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	209,680
5.00%, 7/15/2026	280,000	330,319
5.00%, 7/15/2028	505,000	591,956
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	161,710
5.00%, 2/1/2024	125,000	142,243
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	170,000	172,577
Ysleta, TX, Independent School District, General Obligation:
5.00%, 8/15/2027 (b)	300,000	342,105
5.00%, 8/15/2045 (b)	1,385,000	1,534,289
5.00%, 8/15/2047 (b)	2,865,000	3,190,550
		359,393,745
UTAH — 0.4%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	114,637
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2037	1,250,000	1,319,838
Series B, 5.00%, 10/1/2027	145,000	175,463
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,806,829
Series B-1, 5.00%, 8/1/2023	170,000	192,360
Series B-1, 5.00%, 8/1/2028	100,000	119,875
Security Description	Principal Amount	Value
Utah, State General Obligation:
5.00%, 7/1/2023	$ 145,000	$ 164,276
5.00%, 7/1/2025	30,000	35,356
5.00%, 7/1/2026	1,850,000	2,214,561
5.00%, 7/1/2027	360,000	433,235
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	2,585,000	3,073,203
Series A, 5.00%, 6/15/2028	160,000	185,030
Series A, 5.00%, 6/15/2038	505,000	565,706
		11,400,369
VIRGINIA — 2.4%
Arlington County, VA, General Obligation Series B, 5.00%, 8/15/2027	165,000	197,488
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	1,715,000	1,809,394
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	392,208
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	553,945
Series A, 4.00%, 10/1/2036	305,000	325,740
Series A, 5.00%, 10/1/2025	185,000	214,754
Series A, 5.00%, 10/1/2032	100,000	116,684
Series B, 4.00%, 10/1/2025	400,000	447,820
Series B, 5.00%, 10/1/2022	240,000	266,854
Series B, 5.00%, 10/1/2025	200,000	235,012
Series C, 5.00%, 10/1/2020	100,000	105,539
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,509,170
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	772,929
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	330,000	373,567
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	237,402
Series A, 3.00%, 8/1/2036	250,000	234,945
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,179,960
Series A, 5.00%, 7/1/2036	1,000,000	1,166,070
Series A, 5.00%, 7/1/2038	650,000	752,368
Series A, 5.00%, 7/1/2042	2,495,000	2,862,513
Series A, 5.00%, 7/1/2052	1,000,000	1,139,720

134

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Henrico, VA, Water & Sewer Revenue 4.00%, 5/1/2046	$ 1,565,000	$ 1,624,235
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	164,147
Richmond, VA, General Obligation Series A, 5.00%, 3/1/2025	105,000	117,827
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	312,699
Series A, 5.00%, 1/15/2019	100,000	100,110
University of Virginia, Revenue:
Series A, 4.00%, 4/1/2045	1,200,000	1,234,704
Series A, 5.00%, 4/1/2042	500,000	573,720
Series A, 5.00%, 4/1/2047	2,225,000	2,540,816
Series A-2, 5.00%, 4/1/2045	300,000	337,557
Series B, 5.00%, 4/1/2044	5,000,000	5,729,300
Series B, 5.00%, 4/1/2046	5,000,000	5,709,700
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	435,750
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	266,967
4.00%, 5/15/2038	3,680,000	3,860,323
5.00%, 9/15/2019	100,000	102,242
5.00%, 3/15/2020	270,000	280,303
5.00%, 3/15/2021	130,000	138,930
5.00%, 5/15/2021	200,000	214,712
5.00%, 3/15/2022	150,000	164,562
5.00%, 5/15/2022	200,000	220,192
5.00%, 9/15/2023	1,800,000	2,042,766
5.00%, 3/15/2025	2,875,000	3,360,875
5.00%, 9/15/2025	200,000	224,650
5.00%, 9/15/2027	2,425,000	2,882,670
5.00%, 9/15/2028	250,000	295,632
5.00%, 9/15/2031	1,155,000	1,348,139
5.00%, 3/15/2032	130,000	153,815
Series A, 5.00%, 5/15/2020	150,000	156,489
Series A, 5.00%, 5/15/2029	100,000	120,474
Series A, 5.00%, 5/15/2032	100,000	118,285
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	165,000	165,424
5.00%, 2/1/2020	145,000	149,960
5.00%, 2/1/2022	100,000	109,349
5.00%, 2/1/2024	320,000	366,294
5.00%, 2/1/2025	155,000	180,809
5.00%, 2/1/2031	410,000	482,250
Series A, 5.00%, 2/1/2020	290,000	299,921
Series A, 5.00%, 2/1/2021	480,000	511,282
Series A, 5.00%, 2/1/2022	305,000	333,515
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2023	$ 150,000	$ 168,036
Series A, 5.00%, 2/1/2024	160,000	183,147
Series A, 5.00%, 2/1/2025	1,735,000	2,023,895
Series A, 5.00%, 9/1/2028	1,835,000	2,168,419
Series A, 5.00%, 2/1/2031	500,000	583,565
Series D, 5.00%, 2/1/2020	50,000	51,711
Series D, 5.00%, 2/1/2022	330,000	360,852
Series D, 5.00%, 2/1/2023	250,000	280,060
Series D, 5.00%, 2/1/2024	210,000	240,381
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	150,000	165,810
Series B, 5.00%, 6/1/2026	200,000	235,142
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2029	490,000	497,811
Series A, 3.00%, 8/1/2032	210,000	204,496
Series A, 5.00%, 8/1/2025	100,000	117,393
Series A, 5.00%, 8/1/2029	150,000	178,660
Series B, 5.00%, 8/1/2022	485,000	537,647
Series C, 4.00%, 8/1/2025	415,000	454,691
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	100,000	101,316
5.00%, 8/1/2025	175,000	205,789
5.00%, 8/1/2027	1,105,000	1,288,342
Series A, 5.00%, 8/1/2021	270,000	291,381
Series A, 5.00%, 8/1/2023	225,000	254,594
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	295,535
5.00%, 10/1/2027	515,000	607,736
5.00%, 11/1/2040	2,500,000	2,876,425
5.00%, 11/1/2045	160,000	183,338
Series B, 5.00%, 11/1/2023	20,000	21,739
		68,903,388
WASHINGTON — 4.1%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	179,126
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	185,000	218,568
Series S1, 5.00%, 11/1/2035	335,000	385,200
Series S1, 5.00%, 11/1/2046	2,005,000	2,575,182
Series S-1, 5.00%, 11/1/2025	160,000	189,032
Series S-1, 5.00%, 11/1/2027	85,000	99,422
Series S-1, 5.00%, 11/1/2030	385,000	444,275
Series S-1, 5.00%, 11/1/2035	105,000	119,402
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:

135

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series S-1, 5.00%, 11/1/2036	$ 2,825,000	$ 3,201,205
Series S-1, 5.00%, 11/1/2045	3,270,000	3,660,209
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2022	130,000	143,471
5.00%, 7/1/2025	180,000	211,178
5.00%, 7/1/2026	535,000	625,196
5.00%, 7/1/2028	145,000	176,701
Series A, 5.00%, 7/1/2025	205,000	240,508
Series A, 5.00%, 7/1/2026	930,000	996,151
Series A, 5.00%, 7/1/2027	3,290,000	3,597,638
Series A, 5.00%, 7/1/2028	860,000	983,992
Series A, 5.00%, 7/1/2030	195,000	203,453
Series A, 5.00%, 7/1/2031	295,000	333,288
Series A, 5.00%, 7/1/2033	545,000	635,083
Series A, 5.00%, 7/1/2038	175,000	195,843
Series C, 5.00%, 7/1/2025	605,000	695,260
Series C, 5.00%, 7/1/2027	125,000	142,673
Series C, 5.00%, 7/1/2030	290,000	349,035
Series C-COLUMBIA GENERATING, 5.00%, 7/1/2031	1,725,000	1,975,366
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	211,178
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	543,394
Energy Northwest, WA, Electricity Revenue 5.00%, 7/1/2021	360,000	387,428
King & Snohomish Counties School District No 417 Northshore, General Obligation 4.00%, 12/1/2019	100,000	102,024
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,529,080
5.00%, 12/1/2036	3,000,000	3,512,850
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	466,057
4.00%, 12/1/2035	1,300,000	1,372,150
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	155,669
5.00%, 12/1/2029	300,000	354,234
King County, School District No. 411 Issaquah, General Obligation:
5.00%, 12/1/2028	100,000	118,789
5.00%, 12/1/2031	100,000	118,803
5.00%, 12/1/2032	300,000	356,934
Security Description	Principal Amount	Value
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	$ 110,000	$ 122,594
4.00%, 12/1/2030	2,500,000	2,706,450
5.00%, 12/1/2019	200,000	205,846
5.00%, 12/1/2022	1,040,000	1,159,288
5.00%, 12/1/2030	2,665,000	3,143,154
5.00%, 12/1/2031	2,035,000	2,386,709
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	110,469
5.00%, 7/1/2025	170,000	197,321
5.00%, 7/1/2027	160,000	185,128
5.00%, 7/1/2029	560,000	641,514
5.00%, 7/1/2031	225,000	255,598
Series E, 5.00%, 12/1/2027	1,740,000	2,053,200
Series E, 5.00%, 12/1/2028	225,000	263,140
Series E, 5.00%, 12/1/2029	305,000	355,218
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	1,984,706
5.00%, 7/1/2042	200,000	228,028
5.00%, 7/1/2047	345,000	380,607
Series A, 4.00%, 7/1/2035	1,765,000	1,852,862
Series B, 5.00%, 7/1/2027	125,000	142,811
Series B, 5.00%, 7/1/2039	3,525,000	3,864,422
Series B, 5.00%, 7/1/2041	100,000	112,976
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	140,424
5.00%, 12/1/2034	100,000	113,187
5.00%, 12/1/2039	180,000	202,315
5.25%, 12/1/2038	500,000	575,705
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	495,000	583,813
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 4/1/2041	200,000	205,696
4.00%, 7/1/2047	100,000	102,463
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	114,814
5.00%, 1/1/2038	2,040,000	2,334,331
Series A, 5.00%, 6/1/2020	135,000	141,048
Series A, 5.00%, 6/1/2023	100,000	112,920
Series A, 5.00%, 6/1/2024	225,000	259,452
Series A, 5.00%, 6/1/2025	1,760,000	2,061,171
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	178,029
Seattle, WA, Water System Revenue:

136

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/2031	$ 115,000	$ 124,049
5.00%, 5/1/2021	635,000	680,650
5.00%, 5/1/2024	100,000	114,923
5.00%, 8/1/2030	200,000	235,722
Snohomish County, School District No 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	2,920,300
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	215,000	244,700
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	344,864
Series A, 5.00%, 12/1/2032	360,000	418,619
University of Washington Revenue Series A, 4.00%, 1/1/2048	255,000	259,822
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	311,964
Series A, 5.25%, 12/1/2046	585,000	673,066
Series B, 5.00%, 6/1/2027	120,000	139,675
Series B, 5.00%, 6/1/2037	3,090,000	3,515,493
Washington, State:
5.00%, 7/1/2020	105,000	109,853
5.00%, 7/1/2021	250,000	268,730
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	113,153
5.00%, 8/1/2033	255,000	297,934
Series 201, 5.00%, 8/1/2040	3,080,000	3,439,313
Series 2016A, 5.00%, 7/1/2021	165,000	177,781
Series 2016A, 5.00%, 7/1/2024	165,000	190,171
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,040,146
Series A, 5.00%, 8/1/2019	125,000	127,331
Series A, 5.00%, 8/1/2027	225,000	261,661
Series A, 5.00%, 8/1/2031	430,000	494,401
Series A, 5.00%, 8/1/2034	300,000	344,556
Series A, 5.00%, 8/1/2035	1,245,000	1,432,051
Series A, 5.00%, 8/1/2037	310,000	356,832
Series A, 5.00%, 8/1/2043	3,700,000	4,248,858
Series A-1, 5.00%, 8/1/2024	370,000	427,035
Series A-1, 5.00%, 8/1/2033	120,000	136,530
Series A-1, 5.00%, 8/1/2034	300,000	340,164
Series A-1, 5.00%, 8/1/2036	550,000	620,108
Series A-1, 5.00%, 8/1/2040	300,000	334,998
Series B, 5.00%, 7/1/2023	135,000	152,512
Series B, 5.00%, 7/1/2024	355,000	409,155
Series B, 5.00%, 2/1/2028	600,000	688,818
Series B, 5.00%, 2/1/2029	135,000	154,409
Series B, 5.00%, 7/1/2029	530,000	615,282
Series B, 5.00%, 7/1/2031	355,000	407,945
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2033	$ 285,000	$ 325,550
Series B, 5.00%, 2/1/2037	500,000	557,820
Series C, 5.00%, 2/1/2020	220,000	227,599
Series C, 5.00%, 2/1/2023	100,000	111,898
Series C, 5.00%, 2/1/2032	105,000	120,462
Series C, 5.00%, 2/1/2035	1,990,000	2,255,793
Series C, 5.00%, 2/1/2039	3,000,000	3,369,810
Series D, 5.00%, 2/1/2021	325,000	346,112
Series D, 5.00%, 2/1/2025	250,000	284,873
Series D, 5.00%, 2/1/2027	185,000	209,279
Series D, 5.00%, 2/1/2029	250,000	291,012
Series D, 5.00%, 2/1/2031	390,000	436,613
Series D, 5.00%, 2/1/2033	625,000	697,169
Series D, 5.00%, 2/1/2034	135,000	150,385
Series D, 5.00%, 2/1/2037	100,000	112,938
Series D, 5.00%, 2/1/2041	1,000,000	1,131,010
Series E, 5.00%, 2/1/2026	400,000	453,936
Series E, 5.00%, 2/1/2032	505,000	564,080
Series R, 5.00%, 7/1/2026	120,000	138,628
Series R-2015, 4.00%, 7/1/2026	450,000	490,486
Series R-2015-C, 5.00%, 7/1/2021	100,000	107,746
Series R-2015-C, 5.00%, 7/1/2031	4,490,000	5,084,566
Series R-2015-D, 5.00%, 7/1/2027	335,000	385,176
Series R-2015E, 5.00%, 7/1/2021	125,000	134,683
Series R-2015E, 5.00%, 7/1/2024	175,000	201,696
Series R-2015E, 5.00%, 7/1/2025	315,000	365,431
Series R-2015E, 5.00%, 7/1/2026	65,000	75,090
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,853,109
Series R-2017A, 4.00%, 8/1/2019	110,000	111,422
Series R-2017A, 5.00%, 8/1/2022	255,000	282,122
Series R-2017A, 5.00%, 8/1/2023	100,000	113,153
Series R-2017A, 5.00%, 8/1/2027	500,000	592,235
Series R-2017C, 5.00%, 8/1/2022	460,000	508,926
Series R-2017C, 5.00%, 8/1/2024	350,000	403,952
Series R-2017C, 5.00%, 8/1/2025	135,000	158,481
Series R-2018D, 5.00%, 8/1/2029	290,000	345,164
Series R-H, 5.00%, 7/1/2026	110,000	127,075
Series R-H, 5.00%, 7/1/2030	2,165,000	2,459,418
		118,040,928

137

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.2%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	$ 2,000,000	$ 2,287,000
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2022	225,000	247,851
Series A, 5.00%, 11/1/2022	680,000	756,391
Series A, 5.00%, 6/1/2024	140,000	160,817
Series A, 5.00%, 6/1/2025	230,000	268,608
Series A, 5.00%, 6/1/2026	130,000	154,081
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	487,749
		4,362,497
WISCONSIN — 1.6%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	120,012
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	212,632
Series N2, 4.00%, 3/1/2025	100,000	109,350
Series N2, 4.00%, 3/1/2026	125,000	139,215
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	142,775
Series N4 & B5 CORP, 5.00%, 4/1/2026	200,000	236,130
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,069,570
Public Finance Authority, WI, Lease Development Revenue:
5.00%, 3/1/2029	300,000	343,803
5.00%, 3/1/2030	180,000	205,277
5.00%, 3/1/2046	675,000	734,596
Wisconsin, Revenue:
Series B, 5.00%, 5/1/2031	105,000	121,484
Series B, 5.00%, 5/1/2032	550,000	633,969
Series B, 5.00%, 5/1/2033	115,000	132,144
Series B, 5.00%, 5/1/2034	275,000	315,015
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	535,000	613,661
5.00%, 6/1/2029	1,610,000	1,846,718
5.00%, 6/1/2030	1,785,000	2,047,449
5.00%, 6/1/2031	1,330,000	1,525,550
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2035	100,000	112,541
Series 1, 5.00%, 7/1/2019	145,000	147,324
Series 1, 5.00%, 7/1/2022	315,000	320,112
Series 1, 5.00%, 7/1/2024	205,000	236,734
Series 1, 5.00%, 7/1/2026	1,270,000	1,514,450
Series 1, 5.00%, 7/1/2031	235,000	259,602
Series 2, 5.00%, 7/1/2030	100,000	118,522
Series 2, 5.00%, 7/1/2032	120,000	140,826
Series A, 5.00%, 7/1/2031	320,000	363,293
Security Description	Principal Amount	Value
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2019	$ 235,000	$ 238,158
Series A, 5.00%, 6/1/2026	140,000	163,957
Series A, 5.00%, 6/1/2027	330,000	385,394
Series A, 5.00%, 6/1/2029	185,000	214,972
Series A, 5.00%, 6/1/2030	150,000	173,817
Series A, 5.00%, 6/1/2031	220,000	254,221
Series A, 5.00%, 6/1/2034	185,000	212,709
Series A, 5.00%, 6/1/2035	100,000	114,786
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	99,477
5.00%, 5/1/2027	135,000	156,865
5.00%, 11/1/2028	205,000	245,180
5.00%, 5/1/2029	160,000	184,080
Series 1, 5.00%, 5/1/2020	350,000	364,574
Series 1, 5.00%, 11/1/2022	435,000	484,716
Series 1, 5.00%, 5/1/2024	110,000	124,149
Series 1, 5.00%, 11/1/2025	290,000	339,393
Series 1, 5.00%, 11/1/2027	275,000	318,483
Series 2, 5.00%, 11/1/2022	500,000	557,145
Series 2, 5.00%, 11/1/2024	1,145,000	1,329,620
Series 2, 5.00%, 11/1/2025	1,550,000	1,829,093
Series 2, 5.00%, 11/1/2026	1,295,000	1,551,306
Series 2, 5.00%, 11/1/2027	1,780,000	2,140,806
Series 2, 5.00%, 11/1/2028	575,000	687,700
Series 3, 5.00%, 11/1/2021	210,000	228,562
Series 3, 5.00%, 11/1/2022	195,000	217,287
Series 3, 5.00%, 11/1/2023	180,000	199,868
Series 3, 5.00%, 11/1/2025	335,000	371,193
Series 3, 5.00%, 11/1/2031	530,000	624,679
Series 4, 5.00%, 5/1/2025	375,000	434,348
Series 4, 5.00%, 5/1/2026	645,000	744,782
Series A, 4.00%, 5/1/2034	100,000	106,328
Series A, 5.00%, 5/1/2023	190,000	208,772
Series A, 5.00%, 5/1/2024	1,595,000	1,778,748
Series A, 5.00%, 5/1/2026	355,000	406,581
Series A, 5.00%, 5/1/2027	4,045,000	4,582,895
Series A, 5.00%, 5/1/2028	1,545,000	1,783,394
Series A, 5.00%, 5/1/2035	130,000	147,766
Series B, 4.00%, 5/1/2023	355,000	385,516
Series B, 5.00%, 5/1/2023	1,340,000	1,395,262
Series B, 5.00%, 5/1/2025	550,000	572,682
Series B, 5.00%, 5/1/2028	100,000	109,880
Series B, 5.00%, 5/1/2029	160,000	175,808
Series B, 5.00%, 5/1/2030	2,900,000	3,186,520
Series C, 5.00%, 5/1/2029	300,000	345,261
Series D, 4.00%, 5/1/2029	105,000	112,482
Series D, 5.00%, 5/1/2032	120,000	134,810
Series D, 5.00%, 5/1/2033	1,240,000	1,391,069
		45,577,848
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,810,648,161)		2,808,480,633

138

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $4,365,568)	4,365,568	$ 4,365,568
TOTAL INVESTMENTS — 98.8% (Cost $2,815,013,729)		2,812,846,201
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		34,692,517
NET ASSETS — 100.0%		$ 2,847,538,718
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.5%
Assured Guaranty Municipal Corp.	0.5%
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.

VRN	= Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,808,480,633	$—	$2,808,480,633
Short-Term Investment	4,365,568	—	—	4,365,568
TOTAL INVESTMENTS	$4,365,568	$2,808,480,633	$—	$2,812,846,201
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,567,027	$1,567,027	$170,693,139	$167,894,598	$—	$—	4,365,568	$4,365,568	$70,644	$—
139	SARTFI

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$ 275,000	$ 289,099
Series A, 5.00%, 9/1/2021	205,000	221,576
Series A, 5.00%, 9/1/2022	3,090,000	3,423,689
Series A, 5.00%, 9/1/2023	3,950,000	4,476,654
Series B, 5.00%, 9/1/2023	5,000,000	5,666,650
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	7,725,000	7,971,428
Series B, 5.00%, 1/1/2021	405,000	430,276
Series B, 5.00%, 1/1/2022	1,735,000	1,892,434
Series B, 5.00%, 1/1/2023	250,000	279,370
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2021	320,000	345,590
Series A, 5.00%, 8/1/2022	1,675,000	1,854,979
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	2,150,000	2,390,757
		29,242,502
ALASKA — 0.1%
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2020	5,100,000	5,361,477
Series C, 5.00%, 9/1/2019	100,000	102,131
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	215,000	218,341
		5,681,949
ARIZONA — 2.8%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	270,013
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,669,698
Series B, 5.00%, 7/1/2023	8,000,000	9,037,760
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	261,745
Series A, 5.00%, 7/1/2021	100,000	107,619
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 1/1/2020	305,000	314,669
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	1,000,000	1,091,650
Series A, 5.00%, 1/1/2023	4,355,000	4,868,367
Arizona, State:
Security Description	Principal Amount	Value
5.00%, 9/1/2020	$ 250,000	$ 262,775
5.00%, 10/1/2021	6,015,000	6,511,177
5.00%, 9/1/2022	185,000	204,564
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2023	7,625,000	8,610,607
Series A, 5.00%, 7/1/2021	205,000	220,619
Series A, 5.00%, 7/1/2022	165,000	182,332
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	470,000	492,081
5.00%, 7/1/2021	265,000	285,392
5.00%, 7/1/2022	3,195,000	3,534,053
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	110,362
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	85,000	85,525
4.00%, 7/1/2022	1,100,000	1,178,903
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,101,131
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,944,800
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2020	675,000	706,813
5.00%, 7/1/2021	290,000	312,243
5.00%, 7/1/2022	355,000	391,785
Maricopa County, AZ, Special Health Care District, General Obligation 5.00%, 7/1/2022	250,000	274,570
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	85,000	85,983
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2020	18,550,000	19,427,044
Series B, 5.00%, 7/1/2021	285,000	306,860
Phoenix, AZ, General Obligation:
4.00%, 7/1/2020	200,000	206,460
4.00%, 7/1/2021	415,000	436,758
4.00%, 7/1/2022	115,000	123,128
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,438,416
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2020	190,000	198,377

140

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	$ 175,000	$ 183,167
5.00%, 7/1/2021	1,280,000	1,376,550
5.00%, 7/1/2023	4,900,000	5,524,358
Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2023	210,000	234,755
Scottsdale, AZ, General Obligation 4.00%, 7/1/2020	11,150,000	11,511,817
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	570,000	596,779
Tucson, AZ, Water System Revenue 5.00%, 7/1/2020	750,000	785,348
		106,467,053
ARKANSAS — 0.2%
Arkansas, State General Obligation:
3.25%, 6/15/2022	4,800,000	4,941,552
4.25%, 6/1/2023	1,305,000	1,427,213
5.00%, 4/1/2020	650,000	675,714
5.00%, 10/1/2020	125,000	131,835
5.00%, 10/1/2021	100,000	108,361
		7,284,675
CALIFORNIA — 18.0%
Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2021	320,000	343,510
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2020	1,020,000	1,079,150
Series A, 5.00%, 9/15/2021	100,000	109,086
Beverly Hills, CA, Unified School District, General Obligation:
3.00%, 8/1/2020	1,250,000	1,277,937
3.00%, 8/1/2021	3,000,000	3,107,940
California Educational Facilities Authority Revenue Series U-5, 5.00%, 5/1/2021	350,000	376,659
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2019	160,000	164,187
5.00%, 10/1/2020	21,050,000	22,302,054
5.00%, 10/1/2021	12,430,000	13,581,142
California Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2022	155,000	174,136
Security Description	Principal Amount	Value
California Municipal Finance Authority Revenue:
5.00%, 10/1/2020	$ 320,000	$ 338,691
5.00%, 10/1/2022	245,000	273,920
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.25%, 4/1/2045 (a)	28,000,000	28,155,680
4.00%, 4/1/2020	75,000	77,321
5.00%, 4/1/2019	260,000	262,262
2.10%, 4/1/2045 (a)	15,085,000	15,112,907
Series D, 1.88%, 4/1/2034 (a)	1,750,000	1,751,330
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2023	125,000	137,279
Series B, 5.00%, 6/1/2021	165,000	178,052
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	1,635,000	1,793,464
Series AW, 5.00%, 12/1/2021	2,025,000	2,221,263
Series AW, 5.00%, 12/1/2022	375,000	423,300
Series AX, 5.00%, 12/1/2022	3,000,000	3,386,400
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	177,676
Series O, 5.00%, 5/1/2021	3,640,000	3,921,590
Series O, 5.00%, 5/1/2022	1,305,000	1,446,410
California, State General Obligation:
4.00%, 9/1/2021	150,000	158,775
4.00%, 9/1/2022	1,100,000	1,184,942
4.00%, 11/1/2023	3,655,000	4,005,624
5.00%, 8/1/2019	250,000	254,940
5.00%, 9/1/2019	200,000	204,504
5.00%, 10/1/2019	200,000	205,052
5.00%, 2/1/2020	255,000	264,308
5.00%, 3/1/2020	175,000	181,876
5.00%, 8/1/2020	54,445,000	57,316,972
5.00%, 9/1/2020	450,000	474,970
5.00%, 10/1/2020	10,000,000	10,580,600
5.00%, 12/1/2020	380,000	404,141
5.00%, 3/1/2021	355,000	379,591
5.00%, 8/1/2021	10,100,000	10,926,382
5.00%, 9/1/2021	20,540,000	22,273,371
5.00%, 10/1/2021	1,685,000	1,831,073
5.00%, 11/1/2021	105,000	114,372
5.00%, 12/1/2021	250,000	272,885
5.00%, 5/1/2022	415,000	457,840
5.00%, 8/1/2022	2,870,000	3,186,819
5.00%, 9/1/2022	5,885,000	6,547,003
5.00%, 10/1/2022	110,000	122,646
5.00%, 11/1/2022	32,235,000	36,007,784

141

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2022	$ 1,745,000	$ 1,953,545
5.00%, 3/1/2023	1,905,000	2,143,411
5.00%, 8/1/2023	4,125,000	4,685,010
5.00%, 9/1/2023	325,000	369,730
5.00%, 10/1/2023	250,000	284,872
5.00%, 12/1/2023	500,000	571,840
4.00%, 12/1/2030 (a)	14,115,000	14,735,354
Series A, 5.00%, 9/1/2022	8,000,000	8,899,920
Series B, 5.00%, 9/1/2019	150,000	153,378
Series B, 5.00%, 9/1/2020	20,005,000	21,115,077
Series B, 5.00%, 9/1/2021	3,400,000	3,686,926
California, State University Revenue:
Series A, 4.00%, 11/1/2019	160,000	163,210
Series A, 4.00%, 11/1/2020	2,150,000	2,244,535
Series A, 5.00%, 11/1/2020	6,045,000	6,419,307
Series A, 5.00%, 11/1/2021	4,095,000	4,477,145
Series A, 5.00%, 11/1/2022	4,460,000	5,008,402
Series A, 5.00%, 11/1/2023	1,000,000	1,151,810
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	265,548
Chabot-Las Positas, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2020	2,700,000	2,803,545
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	125,000	126,976
Series A, 5.00%, 6/15/2022	2,030,000	2,262,191
Contra Costa, CA, Transportation Authority Revenue:
Series B, 5.00%, 3/1/2019	250,000	251,420
Series B, 5.00%, 3/1/2025	100,000	103,965
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2021	325,000	348,660
Series B, 5.00%, 3/1/2024	100,000	103,965
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,370,916
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	976,344
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 11/1/2022	2,425,000	2,715,515
Security Description	Principal Amount	Value
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	$ 390,000	$ 433,021
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	205,000	208,715
Series A, 5.00%, 10/1/2022	4,300,000	4,825,890
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	175,000	190,150
Grossmont-Cuyamaca, CA, Community College District General Obligation:
4.00%, 8/1/2020	100,000	103,835
5.00%, 8/1/2023	3,750,000	4,283,850
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2023	3,675,000	4,206,184
Series A, 5.00%, 7/1/2020	11,625,000	12,211,714
Series A, 5.00%, 7/1/2021	400,000	433,844
Series A, 5.00%, 7/1/2023	2,485,000	2,845,350
Series B, 5.00%, 7/1/2022	300,000	334,638
Los Angeles, CA, Community College District, General Obligation:
3.00%, 8/1/2023	250,000	263,125
Series A, 5.00%, 8/1/2021	325,000	353,480
Series A, 5.00%, 8/1/2022	845,000	945,445
Series C, 5.00%, 8/1/2020	3,055,000	3,218,626
Series C, 5.00%, 8/1/2022	1,000,000	1,118,870
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	325,689
Series A, 5.00%, 7/1/2023	2,360,000	2,701,114
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	1,720,000	1,968,609
Series B, 5.00%, 7/1/2020	50,000	52,600
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	232,591
Los Angeles, CA, Solid Waste Resources Revenue Series A, 5.50%, 2/1/2020	3,500,000	3,647,140
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,900,000	8,063,846
Series A, 5.00%, 7/1/2020	15,420,000	16,193,467
Series A, 5.00%, 7/1/2021	1,340,000	1,447,897
Series A, 5.00%, 7/1/2022	27,455,000	30,447,045

142

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$ 20,450,000	$ 23,244,288
Series B, 5.00%, 7/1/2021	140,000	151,273
Series D, 5.00%, 7/1/2020	250,000	262,540
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2020	125,000	131,103
Series B, 5.00%, 6/1/2022	1,570,000	1,743,187
Series D, 5.00%, 6/1/2020	3,660,000	3,838,169
Milpitas, CA, Redevelopment Agency Successor 5.00%, 9/1/2020	765,000	807,710
Miracosta, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	120,000	121,733
Oakland Alameda County, CA, Unified School District, General Obligation 5.00%, 8/1/2020	230,000	242,096
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,515,000	3,641,013
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	131,574
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	272,958
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,290,000	2,405,920
Series D, 5.00%, 8/15/2021	2,420,000	2,630,637
Series E, 5.00%, 8/15/2019	125,000	127,658
Series E, 5.00%, 8/15/2020	90,000	94,908
Series E, 5.00%, 8/15/2022	3,860,000	4,313,550
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	5,270,000	5,575,133
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,414,000
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	170,000	171,991
5.00%, 5/1/2020	1,555,000	1,627,090
Series S1, 3.00%, 5/1/2021	3,260,000	3,350,367
Series S1, 5.00%, 5/1/2021	28,285,000	30,374,130
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2019	150,000	153,408
Series A, 5.00%, 9/1/2020	1,060,000	1,119,360
Security Description	Principal Amount	Value
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 5.00%, 5/15/2020	$ 300,000	$ 314,313
Series A, 5.00%, 5/15/2021	3,510,000	3,794,521
San Diego, CA, Unified School District, General Obligation:
5.00%, 7/1/2020	9,200,000	9,676,928
Series H-2, 5.00%, 7/1/2019	100,000	101,753
San Francisco Unified School District, General Obligation Series F&C, 5.00%, 6/15/2020	1,035,000	1,085,539
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 4.00%, 8/1/2019	285,000	289,081
Series C, 5.00%, 8/1/2020	100,000	105,356
Series D, 3.00%, 8/1/2022	615,000	645,037
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,300,540
Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,027,150
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2020	295,000	313,154
5.00%, 11/1/2023	3,280,000	3,779,577
San Francisco, CA, City & County, General Obligation Series R1, 5.00%, 6/15/2020	135,000	141,711
San Francisco, CA, Public Utilities Commission Water Revenue:
5.00%, 11/1/2021	100,000	109,361
5.00%, 11/1/2023	2,170,000	2,500,513
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	275,000	281,322
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	325,893
Series B, 5.00%, 8/1/2022	3,260,000	3,639,073
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	310,000	326,551
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2019	155,000	157,238
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 4.00%, 6/15/2019	100,000	101,134

143

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
San Mateo County, CA, Transportation Authority Revenue Series A, 5.00%, 6/1/2020	$ 750,000	$ 786,292
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	5,215,608
Series A, 5.00%, 6/1/2023	4,385,000	5,005,434
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,330,000	1,446,229
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2020	1,080,000	1,136,473
Series A, 5.00%, 7/1/2021	10,010,000	10,854,343
Series B, 4.00%, 8/1/2023	255,000	280,508
Series B, 5.00%, 8/1/2022	12,150,000	13,561,708
Series E, 5.00%, 7/1/2021	210,000	227,821
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	149,912
Series A, 5.00%, 7/1/2022	415,000	448,943
Southwestern Community College District, General Obligation Series A, 4.00%, 8/1/2020	2,550,000	2,645,344
University of California, Revenue:
Series A, 5.00%, 11/1/2020	2,040,000	2,166,317
Series A, 5.00%, 11/1/2021	5,180,000	5,663,398
Series A, 5.00%, 11/1/2023	7,260,000	8,362,140
Series AK, 5.00%, 5/15/2048 (a)	10,000,000	11,301,900
Series AO, 5.00%, 5/15/2019	150,000	151,959
Series AO, 5.00%, 5/15/2020	6,145,000	6,437,318
Series AO, 5.00%, 5/15/2021	230,000	248,533
Series AT, 1.40%, 5/15/2046 (a)	3,260,000	3,213,512
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,339
Series I, 5.00%, 5/15/2019	230,000	232,935
Series I, 5.00%, 5/15/2020	8,355,000	8,739,664
Series I, 5.00%, 5/15/2021	385,000	415,742
Series I, 5.00%, 5/15/2022	25,000	27,784
		685,764,765
COLORADO — 0.9%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,260,000	2,286,400
Colorado Springs, CO, Utilities System Revenue:
Security Description	Principal Amount	Value
Series A-1, 5.00%, 11/15/2023	$ 1,500,000	$ 1,709,145
Series A-3, 5.00%, 11/15/2022	8,700,000	9,693,801
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2020	750,000	787,395
Series A, 5.00%, 8/1/2021	100,000	107,997
Series B, 5.00%, 8/1/2023	10,825,000	11,368,383
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	5,720,000	6,224,847
Series B, 4.00%, 12/1/2020	120,000	124,959
Platte River, CO, Power Authority Revenue Series JJ, 5.00%, 6/1/2020	420,000	438,757
University of Colorado, Revenue:
5.25%, 6/1/2036	100,000	108,029
Series A-2, 5.00%, 6/1/2022	810,000	893,390
		33,743,103
CONNECTICUT — 1.9%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-1, 5.00%, 7/1/2042 (a)	1,150,000	1,269,163
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	15,036,822
Series A-REMK, 2.05%, 7/1/2035 (a)	1,385,000	1,389,072
Series A-REMK 07/26/17, 1.30%, 7/1/2048 (a)	2,665,000	2,646,505
Series B-1, 5.00%, 7/1/2029 (a)	105,000	109,837
Series B-2, 5.00%, 7/1/2037 (a)	13,000,000	13,598,910
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,845,834
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,230,549
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	131,233
		73,257,925
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	805,000	859,700
5.00%, 2/1/2022	375,000	410,531
5.00%, 3/1/2022	4,000,000	4,387,640
Series A, 5.00%, 3/1/2022	145,000	159,052
Series A, 5.00%, 2/1/2023	1,750,000	1,963,342

144

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2022	$ 3,615,000	$ 3,997,770
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2020	7,765,000	8,129,800
5.00%, 7/1/2021	2,005,000	2,156,739
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	284,265
		22,348,839
DISTRICT OF COLUMBIA — 0.9%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2019	250,000	253,370
Series A, 5.00%, 6/1/2020	2,925,000	3,056,040
Series A, 5.00%, 6/1/2021	1,740,000	1,869,490
Series A, 5.00%, 6/1/2023	7,950,000	8,977,140
Series D, 5.00%, 6/1/2020	100,000	104,480
Series D, 5.00%, 6/1/2021	305,000	327,698
Series D, 5.00%, 6/1/2022	3,030,000	3,337,727
Series D, 5.00%, 6/1/2023	2,325,000	2,625,390
Series E, 5.00%, 6/1/2019	300,000	304,044
Series E, 5.00%, 6/1/2020	275,000	287,320
District of Columbia, Income Tax Revenue Series A, 5.00%, 12/1/2022	2,100,000	2,342,550
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2022	1,630,000	1,805,519
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	52,341
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,313,890
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	279,677
Series A-1, 5.00%, 7/1/2022	2,980,000	3,285,599
Series B, 5.00%, 7/1/2022	2,500,000	2,756,375
		34,978,650
FLORIDA — 3.3%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	16,630,000	17,375,024
Series A, 5.00%, 6/1/2023	3,845,000	4,347,003
Series A, 5.00%, 7/1/2023	2,000,000	2,264,960
Series B, 5.00%, 6/1/2020	180,000	188,064
Series B, 5.00%, 6/1/2022	300,000	330,573
Series C, 5.00%, 6/1/2020	150,000	156,720
Series C, 5.00%, 6/1/2021	100,000	107,565
Series D, 5.00%, 6/1/2021	475,000	510,934
Florida, State Board of Education, Lottery Revenue:
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2019	$ 210,000	$ 213,377
Series A, 5.00%, 7/1/2021	1,140,000	1,229,171
Series B, 5.00%, 7/1/2019	175,000	177,814
Series B, 5.00%, 7/1/2020	330,000	345,652
Series B, 5.00%, 7/1/2021	8,355,000	9,008,528
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,640,000	1,716,539
Series A, 5.00%, 7/1/2020	4,595,000	4,809,449
Series A, 5.00%, 7/1/2021	8,115,000	8,737,420
Series A, 5.00%, 7/1/2022	200,000	220,652
Series A, 5.00%, 7/1/2022 (b)	2,500,000	2,753,950
Florida, State Department of Management Services:
Series A, 5.00%, 9/1/2020	7,000,000	7,367,150
Series A, 5.00%, 8/1/2021	240,000	258,374
Series A, 5.00%, 9/1/2022	13,315,000	14,752,887
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2019	225,000	229,826
Florida, State General Obligation:
5.00%, 7/1/2020	7,175,000	7,515,310
Series B, 5.00%, 6/1/2022	545,000	600,541
Series B, 5.00%, 6/1/2023	5,160,000	5,833,690
Series E, 5.00%, 6/1/2019	275,000	278,685
Series E, 5.00%, 6/1/2021	195,000	209,752
Series E, 5.00%, 6/1/2022	125,000	137,739
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2020	165,000	172,752
Series B, 5.00%, 7/1/2019	100,000	101,588
Series B, 5.00%, 7/1/2022	150,000	165,650
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	185,000	193,691
Series B, 5.00%, 7/1/2021	125,000	134,651
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,625,000	2,910,679
Hillsborough County, FL, Investment Tax Revenue 5.00%, 11/1/2020	1,140,000	1,202,951
Hillsborough County, FL, School Board 5.00%, 7/1/2022	275,000	302,417
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	100,000	102,278
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	285,000	288,329
Series A, 4.00%, 10/1/2020	160,000	166,014
Series A, 5.00%, 10/1/2021	830,000	890,391

145

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 10/1/2020	$ 105,000	$ 109,909
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2020	200,000	209,426
Series A, 5.00%, 7/1/2021	3,560,000	3,829,421
Series B, 5.00%, 7/1/2020	220,000	230,369
Miami-Dade County, FL, Transit System Revenue:
5.00%, 7/1/2020	180,000	188,129
5.00%, 7/1/2022	200,000	220,366
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	127,875
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2019	180,000	180,000
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	358,533
5.00%, 10/1/2022	125,000	138,651
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (a)	100,000	101,583
Series A, 5.00%, 10/1/2019	220,000	225,227
Series A, 5.00%, 10/1/2021	2,160,000	2,338,783
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	113,094
Palm Beach County, School District:
5.00%, 8/1/2023	12,045,000	13,595,553
Series B, 5.00%, 8/1/2019	215,000	218,984
Series B, 5.00%, 8/1/2021	100,000	107,709
Series B, 5.00%, 8/1/2022	695,000	767,141
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	371,596
South Florida Water Management District:
5.00%, 10/1/2019	160,000	163,717
5.00%, 10/1/2020	2,025,000	2,131,069
5.00%, 10/1/2023	2,350,000	2,652,750
		126,688,625
GEORGIA — 2.6%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,839,289
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	305,000	322,406
DeKalb County, GA, General Obligation:
4.00%, 10/1/2020	250,000	259,485
5.00%, 12/1/2020	4,220,000	4,469,233
Security Description	Principal Amount	Value
Georgia, State General Obligation:
5.00%, 2/1/2023	$ 5,350,000	$ 6,002,219
Series A, 5.00%, 2/1/2022	2,750,000	3,010,562
Series A-1, 5.00%, 2/1/2021	225,000	239,711
Series A-1, 5.00%, 2/1/2022	10,905,000	11,938,248
Series A-1, 5.00%, 2/1/2023	150,000	168,287
Series C, 5.00%, 7/1/2020	325,000	340,464
Series C, 5.00%, 7/1/2021	1,175,000	1,266,615
Series C, 5.00%, 7/1/2022	11,700,000	12,941,604
Series C-1, 5.00%, 1/1/2023	4,000,000	4,478,080
Series C-1, 5.00%, 7/1/2023	10,000,000	11,329,400
Gwinnett County, GA, School District, General Obligation:
5.00%, 8/1/2020	305,000	320,406
5.00%, 2/1/2021	5,600,000	5,966,128
5.00%, 2/1/2022	8,515,000	9,321,796
5.00%, 8/1/2022	2,640,000	2,926,572
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,628,500
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	4,890,000	5,302,960
		100,071,965
HAWAII — 1.4%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	255,902
Series A, 5.00%, 10/1/2022	2,285,000	2,538,041
Series C, 5.00%, 10/1/2022	2,000,000	2,221,480
Series D, 5.00%, 9/1/2022	4,710,000	5,222,165
Hawaii, State General Obligation:
Series EH, 5.00%, 8/1/2019	150,000	152,771
Series EH, 5.00%, 8/1/2020	305,000	320,012
Series EH-2017, 5.00%, 8/1/2021	135,000	145,761
Series EL, 4.00%, 8/1/2020	125,000	129,218
Series EP, 5.00%, 8/1/2021	200,000	215,942
Series EP, 5.00%, 8/1/2022	1,000,000	1,107,090
Series ET, 4.00%, 10/1/2022	1,770,000	1,903,688
Series EY, 5.00%, 10/1/2020	5,540,000	5,839,991
Series EY, 5.00%, 10/1/2021	140,000	151,823
Series EY, 5.00%, 10/1/2023	7,000,000	7,952,630
Series EZ, 5.00%, 10/1/2019	240,000	245,666
Series EZ, 5.00%, 10/1/2020	6,000,000	6,324,900
Series EZ, 5.00%, 10/1/2022	150,000	166,725
Series FB, 5.00%, 4/1/2020	285,000	296,166
Series FB, 5.00%, 4/1/2021	5,380,000	5,756,869
Series FB, 5.00%, 4/1/2022	110,000	120,787
Series FE, 5.00%, 10/1/2019	270,000	276,375
Series FE, 5.00%, 10/1/2022	120,000	133,380
Series FG, 5.00%, 10/1/2022	2,260,000	2,511,990

146

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series FH, 3.00%, 10/1/2021	$ 3,500,000	$ 3,609,060
Series FK, 4.00%, 5/1/2022	3,250,000	3,471,195
Series FN, 5.00%, 10/1/2022	700,000	778,050
		51,847,677
ILLINOIS — 1.0%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	8,021,513
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2020	1,435,000	1,479,916
5.00%, 7/1/2020	950,000	994,194
5.00%, 1/1/2021	245,000	259,845
5.00%, 7/1/2021	1,530,000	1,643,847
5.00%, 1/1/2022	395,000	429,756
5.00%, 7/1/2022	1,200,000	1,321,344
5.00%, 1/1/2024	805,000	915,961
Series A, 5.00%, 10/1/2020	380,000	399,973
Series A, 5.00%, 10/1/2021	805,000	871,179
Series A, 5.00%, 10/1/2023	5,020,000	5,690,973
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	10,070,937
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2022	150,000	159,507
Series C, 5.00%, 6/15/2022	180,000	191,408
Series D, 5.00%, 6/15/2023	100,000	107,066
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	256,988
Series A, 5.00%, 12/1/2020	650,000	687,128
Series A, 5.00%, 12/1/2021	670,000	727,151
Series A, 5.00%, 1/1/2024 (b)	2,000,000	2,263,520
Series D, 5.00%, 1/1/2020	165,000	170,031
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	132,383
5.00%, 2/1/2023	250,000	277,360
		37,071,980
INDIANA — 0.5%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	397,909
Indiana, Finance Authority Revenue Series B, 5.00%, 2/1/2022	1,205,000	1,318,041
Indiana, State Finance Authority Revenue:
Series A, 5.00%, 12/1/2022	125,000	138,939
Series B, 5.00%, 2/1/2020	250,000	258,635
Security Description	Principal Amount	Value
Series B, 5.00%, 2/1/2021	$ 3,070,000	$ 3,269,427
Series B, 5.00%, 2/1/2022	1,000,000	1,093,810
Series C, 5.00%, 12/1/2021	3,540,000	3,849,290
Indiana, University Revenue Series A, 5.00%, 6/1/2023	6,625,000	7,477,969
		17,804,020
IOWA — 0.5%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2022	4,455,000	4,933,690
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	231,563
5.00%, 6/15/2023	2,255,000	2,539,604
Series A, 5.00%, 6/1/2021	935,000	1,003,666
Series A, 5.00%, 6/1/2023	9,025,000	10,150,327
		18,858,850
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2021	345,000	373,083
Series A, 5.00%, 9/1/2023	7,500,000	8,489,250
Johnson County, Unified School District No. 233, General Obligation:
5.00%, 9/1/2021	1,620,000	1,750,118
Series B, 5.00%, 9/1/2022	1,630,000	1,804,198
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2023	2,400,000	2,723,424
Series A, 5.00%, 9/1/2021	3,295,000	3,564,103
Series B, 5.00%, 9/1/2019	220,000	224,675
		18,928,851
KENTUCKY — 0.0% (c)
Series A, 5.00%, 7/1/2023	200,000	224,432
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	250,000	260,850
University of Kentucky, General Receipts Revenue Series D, 5.00%, 10/1/2021	1,000,000	1,082,490
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	258,923
		1,826,695
LOUISIANA — 0.2%
Louisiana, State General Obligation:
5.00%, 5/1/2019	250,000	252,645
Series B, 5.00%, 10/1/2021	7,000,000	7,571,550
Series B, 5.00%, 8/1/2022	160,000	176,608
Series C, 5.00%, 8/1/2020	280,000	293,647

147

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2023	$ 125,000	$ 141,032
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2020	120,000	125,171
		8,560,653
MAINE — 0.3%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	230,000	243,170
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	1,455,000	1,519,980
Series B, 5.00%, 6/1/2021	2,635,000	2,829,147
Series B, 5.00%, 6/1/2022	175,000	192,712
Series B, 5.00%, 6/1/2023	50,000	56,348
Series D, 5.00%, 6/1/2023	4,250,000	4,789,537
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	275,637
		9,906,531
MARYLAND — 6.5%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2019	300,000	302,409
5.00%, 4/1/2020	13,975,000	14,531,344
Baltimore County, MD, General Obligation 5.00%, 8/1/2019	100,000	101,870
Baltimore MD, General Obligation Series B, 5.00%, 10/15/2022	555,000	617,077
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,563,300
Howard County, MD, General Obligation 5.00%, 2/15/2020	1,200,000	1,242,924
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	323,010
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	11,618,913
Maryland, State Department of Transportation:
5.00%, 12/15/2020	13,925,000	14,772,197
5.00%, 5/1/2023	135,000	152,185
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,225,440
5.00%, 12/1/2019	115,000	118,373
5.00%, 2/1/2020	265,000	274,095
5.00%, 6/1/2020	155,000	161,901
5.00%, 9/1/2020	100,000	105,211
Security Description	Principal Amount	Value
5.00%, 2/1/2021	$ 1,625,000	$ 1,730,560
5.00%, 9/1/2021	875,000	946,942
5.00%, 5/1/2022	9,705,000	10,683,652
5.00%, 9/1/2022	15,010,000	16,658,999
5.00%, 2/15/2023	480,000	538,440
5.00%, 5/1/2023	8,105,000	9,136,766
5.00%, 6/1/2023	2,410,000	2,722,481
5.00%, 11/1/2023	5,005,000	5,702,497
Maryland, State General Obligation:
5.00%, 8/1/2020	3,465,000	3,637,765
5.00%, 8/1/2021	155,000	167,395
5.00%, 6/1/2022	14,200,000	15,671,830
5.00%, 3/1/2023	100,000	106,751
5.00%, 3/15/2023	300,000	337,494
5.00%, 6/1/2023	13,535,000	15,302,130
5.00%, 3/1/2024	100,000	106,751
5.00%, 3/15/2024	10,000,000	11,495,700
Series A, 5.00%, 3/1/2020	415,000	430,426
Series A, 5.00%, 8/1/2020	135,000	141,731
Series A, 5.00%, 3/1/2021	13,030,000	13,912,522
Series A, 5.00%, 8/1/2021	1,535,000	1,657,754
Series A, 5.00%, 3/1/2022	5,075,000	5,566,818
Series A, 5.00%, 3/15/2022	200,000	219,612
Series A, 5.00%, 8/1/2022	5,015,000	5,557,523
Series A, 5.00%, 3/1/2023	1,420,000	1,595,895
Series A, 5.00%, 8/1/2023	1,200,000	1,361,220
Series B, 4.50%, 8/1/2021	185,000	197,380
Series B, 5.00%, 8/1/2021	630,000	680,381
Series B, 5.00%, 8/1/2022	10,000,000	11,081,800
Series B, 5.00%, 8/1/2024	1,170,000	1,295,295
Series C, 5.00%, 8/1/2020	100,000	104,986
Series C, 5.00%, 8/1/2021	640,000	691,181
Series C, 5.00%, 8/1/2022	1,690,000	1,872,824
Series C, 5.00%, 8/1/2023	250,000	283,587
Series E -REF, 5.00%, 8/1/2019	115,000	117,171
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	274,362
5.00%, 5/1/2023	1,500,000	1,681,665
Montgomery County, MD, General Obligation:
5.00%, 11/1/2021	500,000	543,620
Series A, 5.00%, 11/1/2020	365,000	385,765
Series A, 5.00%, 11/1/2023	15,765,000	17,977,618
Series A, 5.00%, 12/1/2023	1,110,000	1,267,798
Series B, 5.00%, 11/1/2020	4,800,000	5,073,072
Series B, 5.00%, 11/1/2021	125,000	135,905
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,126,303
Series A, 5.00%, 9/15/2020	255,000	268,727
Series A, 5.00%, 9/1/2021	730,000	790,218
Series A, 5.00%, 7/15/2023	10,020,000	11,358,371
Series A, 5.00%, 9/15/2023	5,000,000	5,686,400

148

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/15/2020	$ 40,000	$ 41,350
Series B, 4.00%, 7/15/2022	105,000	112,575
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2019	260,000	261,407
4.00%, 6/1/2020	210,000	216,525
5.00%, 6/1/2020	390,000	407,530
5.00%, 6/1/2021	200,000	215,032
5.00%, 6/1/2023	3,000,000	3,391,680
		247,040,431
MASSACHUSETTS — 4.5%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	155,682
Series A, 5.00%, 4/1/2022	1,685,000	1,854,713
Series A, 5.00%, 5/1/2023	3,000,000	3,391,230
Massachusetts, Bay Transportation Authority, Revenue 4.00%, 12/1/2021	1,390,000	1,473,483
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	3,998,590
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2022	13,995,000	15,508,979
Series 20, 5.00%, 2/1/2022	1,050,000	1,149,151
Series 2017, 5.00%, 8/1/2021	100,000	107,997
Series 2017, 5.00%, 8/1/2022	1,545,000	1,712,138
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2021	7,000,000	7,323,260
5.00%, 6/15/2022	150,000	161,152
Series A, 5.00%, 6/15/2020	140,000	146,444
Series A, 5.00%, 6/15/2021	6,000,000	6,277,080
Series A, 5.00%, 6/15/2022	9,675,000	10,394,336
Series A, 5.00%, 6/15/2023	925,000	1,019,979
Massachusetts, State General Obligation:
Series A, 5.00%, 5/1/2020	1,655,000	1,725,255
Series A, 5.00%, 3/1/2021	10,135,000	10,819,214
Series A, 5.00%, 7/1/2021	5,000,000	5,387,300
Series A, 5.00%, 7/1/2022	2,875,000	3,178,025
Series B, 5.00%, 8/1/2019	135,000	137,533
Series C, 5.00%, 8/1/2020	150,000	157,503
Series C, 5.00%, 10/1/2021	10,000,000	10,847,300
Series C, 5.00%, 7/1/2022	250,000	276,350
Series C, 5.00%, 8/1/2022	210,000	232,642
Series C, 5.00%, 10/1/2022	7,930,000	8,820,301
Series C, 5.00%, 2/1/2023	6,725,000	7,536,371
Series D, 5.00%, 4/1/2022	1,780,000	1,955,722
Series D, 5.00%, 4/1/2023	3,040,000	3,419,818
Security Description	Principal Amount	Value
Series D-1-R, 1.05%, 8/1/2043 (a)	$ 185,000	$ 182,184
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,202,484
Series E, 4.00%, 9/1/2021	200,000	211,218
Series E, 5.00%, 11/1/2019	200,000	205,330
Series E, 5.00%, 11/1/2022	9,690,000	10,797,470
Series E, 5.00%, 9/1/2028	7,805,000	8,656,604
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	175,000	182,891
5.00%, 6/1/2021	2,290,000	2,461,544
Series A, 5.00%, 6/1/2023	5,780,000	6,529,435
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	125,000	127,324
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,045,474
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	294,931
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	150,000	153,935
Series 2, 5.00%, 11/1/2021	6,055,000	6,577,970
Series 2, 5.00%, 11/1/2022	1,735,000	1,931,940
		169,728,282
MICHIGAN — 0.6%
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2020	3,215,000	3,344,436
Series I, 5.00%, 10/15/2021	1,520,000	1,647,969
Series I-A, 5.00%, 10/15/2022	200,000	222,292
Michigan, State Finance Authority Revenue:
5.00%, 1/1/2019	275,000	275,000
5.00%, 10/1/2019	245,000	250,912
5.00%, 10/1/2021	2,575,000	2,793,180
Series A, 5.00%, 5/1/2019	225,000	227,162
Series I, 5.00%, 4/15/2022	50,000	54,909
Series I, 5.00%, 4/15/2023	150,000	168,445
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2019	120,000	123,497
Series A, 5.00%, 12/1/2020	2,890,000	3,062,938
Series A, 5.00%, 12/1/2021	3,000,000	3,266,580
Michigan, State Trunk Line Revenue 5.00%, 11/15/2020	150,000	158,683
University of Michigan, Revenue:

149

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2020	$ 1,345,000	$ 1,398,370
Series A, 5.00%, 4/1/2020	1,735,000	1,803,845
Series A, 5.00%, 4/1/2021	1,935,000	2,070,547
Series A, 5.00%, 4/1/2022	1,420,000	1,560,651
Series A, 5.00%, 4/1/2023	1,325,000	1,491,698
		23,921,114
MINNESOTA — 1.7%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	110,000	113,727
Minnesota, State 911 Services Revenue 5.00%, 6/1/2021	210,000	225,473
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2020	155,000	161,922
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2020	1,275,000	1,338,775
Series A, 5.00%, 8/1/2021	300,000	323,913
Series A, 5.00%, 10/1/2021	100,000	108,445
Series A, 5.00%, 8/1/2022	13,070,000	14,479,207
Series A, 5.00%, 8/1/2023	350,000	396,858
Series B, 5.00%, 8/1/2022	130,000	144,017
Series D, 5.00%, 10/1/2019	330,000	337,913
Series D, 5.00%, 8/1/2021	5,060,000	5,463,333
Series D, 5.00%, 8/1/2022	3,390,000	3,755,509
Series E, 2.50%, 8/1/2020	125,000	126,413
Series E, 3.00%, 8/1/2021	125,000	128,632
Series E, 4.00%, 10/1/2020	1,835,000	1,904,620
Series E, 5.00%, 10/1/2023	3,685,000	4,191,835
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,636,473
Series B, 3.00%, 3/1/2021	4,585,000	4,702,009
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	240,000	248,290
Series A, 5.00%, 2/1/2021	5,000,000	5,321,650
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,675,000	1,728,114
Series A, 5.00%, 2/1/2021	4,835,000	5,119,540
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,139,221
Western Minnesota Municipal Power Agency Series A, 4.00%, 1/1/2019	265,000	265,000
		65,360,889
MISSISSIPPI — 0.0% (c)
Mississippi, State General Obligation:
Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2019	$ 70,000	$ 71,631
Series C, 5.00%, 10/1/2020	265,000	279,209
		350,840
MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	147,458
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	188,582
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2021	8,445,000	9,058,191
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2020	650,000	677,677
Series A, 5.00%, 5/1/2022	820,000	903,246
Series B, 5.00%, 5/1/2023	6,000,000	6,755,820
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	101,865
5.00%, 8/1/2020	6,930,000	7,274,421
5.00%, 8/1/2021	225,000	242,404
University of Missouri, Revenue Series A, 5.00%, 11/1/2021	245,000	266,374
		25,616,038
NEBRASKA — 0.3%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	217,356
5.00%, 12/1/2022	200,000	222,700
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2020	1,595,000	1,649,214
Series B, 5.00%, 2/1/2021	2,985,000	3,177,025
University of Nebraska Facilities Corp., Revenue 5.00%, 7/15/2023	5,500,000	6,216,760
		11,483,055
NEVADA — 0.7%
Clark County, NV, General Obligation:
5.00%, 11/1/2019	300,000	307,947
5.00%, 6/1/2020	330,000	344,642
5.00%, 11/1/2020	380,000	401,618
5.00%, 11/1/2021	415,000	450,487
5.00%, 6/1/2022	120,000	132,061
Series A, 5.00%, 11/1/2023	260,000	295,334
Clark County, NV, Revenue:
5.00%, 7/1/2020	280,000	292,983

150

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2021	$ 270,000	$ 290,366
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,061,520
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	170,000	175,187
Series A, 5.00%, 6/1/2020	125,000	130,546
Series A, 5.00%, 6/1/2021	3,525,000	3,789,058
Nevada, State General Obligation Series D, 5.00%, 4/1/2020	9,010,000	9,363,012
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2020	575,000	609,069
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	118,680
		25,762,510
NEW JERSEY — 0.2%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	1,505,000	1,645,221
5.00%, 10/15/2020	205,000	216,605
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	110,044
Series B, 4.00%, 7/1/2019	80,000	80,910
Series B, 5.00%, 7/1/2022	5,095,000	5,639,299
New Jersey, Infrastructure Bank Revenue 5.00%, 9/1/2020	1,155,000	1,216,746
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2020	190,000	197,987
Series J, 5.00%, 5/1/2021	145,000	155,391
		9,262,203
NEW MEXICO — 0.7%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	99,463
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,633,300
Series D, 5.00%, 6/1/2019	185,000	187,510
Series D, 5.00%, 6/1/2022	250,000	275,563
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,090,000	1,192,820
Series A, 5.00%, 3/1/2022	100,000	109,497
Series B, 5.00%, 3/1/2022	6,750,000	7,391,047
New Mexico, State Severance Tax Permanent Fund:
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2021	$ 150,000	$ 152,435
Series B, 4.00%, 7/1/2021	135,000	141,942
Series B, 4.00%, 7/1/2022	335,000	358,088
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2020	750,000	785,347
5.00%, 7/1/2021	1,405,000	1,511,330
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2021	1,435,000	1,543,601
Series A, 5.00%, 7/1/2022	8,160,000	8,996,808
State of New Mexico Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2022	135,000	137,191
Series B, 4.00%, 7/1/2023	130,000	140,715
		28,656,657
NEW YORK — 13.4%
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	101,091
5.00%, 5/1/2021	3,275,000	3,513,551
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2019	120,000	123,348
Series A, 5.00%, 11/15/2021	215,000	234,071
Series A, 5.00%, 11/15/2022	6,095,000	6,803,300
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	3,850,000	4,343,493
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,315,000	1,393,374
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2019	150,000	153,867
5.00%, 10/15/2021	155,000	168,403
Series 180, 5.00%, 6/1/2021	125,000	134,456
Series 189, 5.00%, 5/1/2020	3,490,000	3,638,150
New York City Water & Sewer System Revenue:
4.00%, 6/15/2021	100,000	105,372
Series A, 5.00%, 6/15/2023	140,000	158,882
Series DD, 5.00%, 6/15/2023	200,000	226,974
Series DD-2-BLOCK 1, 5.00%, 6/15/2021	1,215,000	1,309,588
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	118,183
Series A, 5.00%, 4/1/2020	125,000	129,991

151

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2022	$ 160,000	$ 177,219
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2020	85,000	89,201
Series S-, 5.00%, 7/15/2022	40,000	44,377
Series S-1, 5.00%, 7/15/2020	265,000	277,887
Series S-1, 5.00%, 7/15/2021	1,450,000	1,564,767
Series S-1, 5.00%, 7/15/2022	200,000	220,872
Series S-2, 5.00%, 7/15/2020	1,500,000	1,572,960
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 2/1/2020	400,000	413,816
5.00%, 11/1/2020	150,000	158,589
5.00%, 11/1/2022	15,000,000	16,690,950
5.00%, 8/1/2023	3,000,000	3,396,000
5.00%, 11/1/2023	5,000,000	5,689,350
Series A-1, 5.00%, 8/1/2020	1,145,000	1,202,090
Series A-1, 5.00%, 8/1/2021	355,000	383,485
Series A-1, 5.00%, 8/1/2022	100,000	110,636
Series A-1, 5.00%, 8/1/2023	6,120,000	6,927,840
Series B, 5.00%, 11/1/2020	130,000	137,444
Series C, 5.00%, 11/1/2020	8,790,000	9,293,315
Series C, 5.00%, 11/1/2021	5,025,000	5,464,838
Series C, 5.00%, 11/1/2022	3,695,000	4,111,537
Series C, 5.00%, 11/1/2023	4,060,000	4,619,752
Series C-1, 5.00%, 5/1/2020	105,000	109,443
Series C-1, 5.00%, 5/1/2023	16,000,000	18,015,520
Series E, 5.00%, 11/1/2019	150,000	154,023
Series I, 5.00%, 5/1/2021	290,000	311,124
New York, NY, General Obligation:
Series 1-I, 5.00%, 3/1/2021	5,500,000	5,861,625
Series A, 2.00%, 8/1/2021	100,000	100,200
Series A, 5.00%, 8/1/2020	90,000	94,487
Series A, 5.00%, 8/1/2021	760,000	818,984
Series A, 5.00%, 8/1/2022	14,530,000	16,054,051
Series A, 5.00%, 8/1/2023	21,715,000	24,540,773
Series A-1, 3.00%, 8/1/2020	5,350,000	5,451,061
Series A-1, 4.00%, 8/1/2020	10,525,000	10,886,849
Series A-1, 5.00%, 8/1/2021	3,360,000	3,620,770
Series B, 5.00%, 8/1/2020	180,000	188,975
Series B, 5.00%, 8/1/2022	1,130,000	1,248,526
Series C, 3.00%, 8/1/2019	150,000	151,089
Series C, 5.00%, 8/1/2020	935,000	981,619
Series C, 5.00%, 8/1/2022	15,360,000	16,971,109
Series C, 5.00%, 8/1/2023	1,395,000	1,576,531
Series D, 5.00%, 8/1/2019	190,000	193,553
Series D, 5.00%, 8/1/2020	180,000	188,975
Series E, 5.00%, 8/1/2020	275,000	288,712
Series E, 5.00%, 8/1/2021	11,180,000	12,047,680
Series E, 5.00%, 8/1/2022	150,000	165,734
Security Description	Principal Amount	Value
Series G, 5.00%, 8/1/2020	$ 120,000	$ 125,983
Series G, 5.00%, 8/1/2021	150,000	161,642
Series G, 5.00%, 8/1/2022	750,000	828,667
Series I, 5.00%, 8/1/2020	10,265,000	10,776,813
Series J, 5.00%, 8/1/2020	4,195,000	4,404,163
Series J, 5.00%, 8/1/2021	225,000	242,462
Series J, 5.00%, 8/1/2023	4,705,000	5,317,262
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	8,033,816
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2023	100,000	109,365
Series A, 5.00%, 10/15/2020	2,225,000	2,353,382
Series A, 5.00%, 10/15/2021	150,000	163,013
Series A, 5.00%, 10/15/2022	325,000	362,612
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	195,151
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	182,644
5.00%, 10/1/2020	100,000	105,398
5.00%, 10/1/2023	4,585,000	5,200,032
Series A, 5.00%, 7/1/2020	170,000	178,140
Series A, 5.00%, 7/1/2022	1,220,000	1,350,333
Series A, 5.00%, 7/1/2023	1,195,000	1,352,764
Series B, 5.00%, 10/1/2020	2,790,000	2,946,519
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	3,881,527
Series A, 5.00%, 7/1/2020	1,325,000	1,388,441
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (d)	125,000	131,748
Series A, 5.00%, 10/1/2021 (d)	215,000	232,796
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2020	370,000	383,109
Series A, 5.00%, 3/15/2020	5,430,000	5,633,245
Series A, 5.00%, 2/15/2021	4,865,000	5,184,728
Series A, 5.00%, 2/15/2022	19,320,000	21,123,715
Series A, 5.00%, 3/15/2022	330,000	361,498
Series A, 5.00%, 3/15/2023	4,930,000	5,524,952
Series A, 5.00%, 3/15/2024	5,000,000	5,715,900
Series B, 5.00%, 3/15/2021	100,000	106,825
Series B, 5.00%, 2/15/2022	3,600,000	3,936,096
Series C, 5.00%, 3/15/2020	2,280,000	2,365,340
Series C, 5.00%, 6/15/2020	6,125,000	6,399,706
Series C, 5.00%, 3/15/2023	1,000,000	1,120,680

152

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.00%, 2/15/2019	$ 325,000	$ 325,907
Series D, 4.00%, 2/15/2021	1,215,000	1,269,736
Series D, 5.00%, 2/15/2020	715,000	740,332
Series D, 5.00%, 2/15/2021	5,255,000	5,600,359
Series D, 5.00%, 2/15/2022	13,275,000	14,514,354
Series D, 5.00%, 2/15/2023	8,900,000	9,953,671
Series E, 5.00%, 2/15/2020	5,025,000	5,203,036
Series E, 5.00%, 3/15/2020	1,065,000	1,104,863
Series E, 5.00%, 3/15/2021	760,000	811,870
Series E, 5.00%, 2/15/2022	5,220,000	5,707,339
Series E, 5.00%, 2/15/2023	5,510,000	6,162,329
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2019	145,000	145,979
Series A, 5.00%, 3/15/2020	8,005,000	8,304,627
Series A, 5.00%, 3/15/2021	15,345,000	16,405,953
Series A, 5.00%, 3/15/2022	8,520,000	9,344,395
Series A, 5.00%, 3/15/2023	2,915,000	3,275,527
Series C, 5.00%, 3/15/2023	255,000	286,538
New York, State Environmental Facilities Corp., Revenue:
5.00%, 3/15/2020	210,000	218,295
5.00%, 6/15/2020	580,000	607,463
5.00%, 6/15/2021	1,110,000	1,196,968
5.00%, 6/15/2022	6,220,000	6,889,459
Series A, 5.00%, 6/15/2021	470,000	506,825
Series A, 5.00%, 6/15/2023	3,655,000	4,144,624
New York, State General Obligation:
Series C, 5.00%, 4/15/2020	8,485,000	8,838,740
Series E, 5.00%, 12/15/2019	325,000	335,091
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2020	15,000,000	15,561,450
5.00%, 3/15/2022	15,475,000	16,972,361
Series A, 5.00%, 3/15/2020	1,185,000	1,229,355
Series A, 5.00%, 3/15/2021	375,000	400,594
Series A, 5.00%, 3/15/2022	14,740,000	16,166,242
Series A, 5.00%, 3/15/2023	5,075,000	5,687,451
Series A-, 5.00%, 3/15/2021	10,140,000	10,832,055
Series A-, 5.00%, 3/15/2023	4,105,000	4,600,391
Series A-1, 5.00%, 3/15/2020	300,000	311,229
Series C, 5.00%, 3/15/2020	100,000	103,743
Series D, 5.00%, 3/15/2022	1,520,000	1,667,562
Series E, 5.00%, 3/15/2020	125,000	129,679
Series E, 5.00%, 3/15/2022	4,500,000	4,935,420
Series E, 5.00%, 3/15/2023	125,000	140,085
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2019	200,000	205,616
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2023	1,000,000	1,074,350
Security Description	Principal Amount	Value
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	$ 3,020,000	$ 3,214,609
		508,231,371
NORTH CAROLINA — 1.9%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	272,362
Guilford County, NC, General Obligation:
4.00%, 3/1/2021	1,975,000	2,067,509
Series A, 5.00%, 2/1/2021	1,285,000	1,369,013
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,432,175
Series A, 5.00%, 9/1/2019	200,000	204,250
Series A, 5.00%, 10/1/2021	280,000	303,489
Series A, 5.00%, 9/1/2022	3,345,000	3,714,990
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,334,294
North Carolina, Municipal Power Agency No. 1 Series A, 4.00%, 1/1/2019	355,000	355,000
North Carolina, Revenue:
Series A, 5.00%, 5/1/2019	140,000	141,513
Series A, 5.00%, 5/1/2020	135,000	140,748
Series B, 5.00%, 11/1/2020	150,000	158,673
Series B, 5.00%, 6/1/2021	195,000	209,561
Series B, 5.00%, 6/1/2022	115,000	126,759
Series C, 5.00%, 5/1/2019	300,000	303,243
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,416,000
Series A, 5.00%, 6/1/2020	250,000	261,308
Series A, 5.00%, 6/1/2021	225,000	241,965
Series A, 5.00%, 6/1/2022	6,000,000	6,624,000
Series A, 5.00%, 6/1/2023	15,000,000	16,965,150
Series C, 3.75%, 5/1/2019	125,000	125,848
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2019	120,000	121,297
Series C, 5.00%, 5/1/2021	100,000	107,213
Series C, 5.00%, 5/1/2023	8,000,000	9,011,280
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	157,205
5.00%, 10/1/2022	1,800,000	2,000,700
5.00%, 10/1/2023	1,250,000	1,421,325
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	105,245
Series A, 5.00%, 12/1/2021	1,665,000	1,812,452
Series A, 5.00%, 12/1/2022	125,000	139,488
Series A, 5.00%, 8/1/2023	5,000,000	5,662,350
		72,306,405

153

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 2.9%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2019	$ 100,000	$ 102,914
5.00%, 12/1/2020	250,000	264,960
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	288,002
Series A, 4.00%, 4/1/2022	1,735,000	1,849,649
Series A, 5.00%, 2/15/2024	3,740,000	4,284,993
Franklin, OH, General Obligation 5.00%, 6/1/2022	415,000	457,147
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	111,191
Miami University, OH, Revenue 5.00%, 9/1/2022	1,250,000	1,382,650
Ohio, State General Obligation:
4.00%, 5/1/2022	250,000	262,363
5.00%, 9/1/2020	6,380,000	6,711,377
5.00%, 9/1/2021	200,000	216,280
Series A, 5.00%, 5/1/2020	145,000	151,077
Series A, 5.00%, 9/15/2021	7,715,000	8,351,951
Series A, 5.00%, 3/15/2022	5,535,000	6,068,740
Series A, 5.00%, 9/15/2022	125,000	138,731
Series A, 5.00%, 9/1/2023	325,000	368,641
Series A, 5.00%, 5/1/2025	305,000	335,134
Series A, 5.00%, 3/1/2026	950,000	1,039,614
Series B, 5.00%, 6/15/2019	120,000	121,760
Series B, 5.00%, 9/15/2019	20,000	20,447
Series B, 5.00%, 6/15/2023	6,875,000	7,767,650
Series B, 5.00%, 8/1/2023	130,000	147,221
Series B, 5.00%, 6/15/2026	4,415,000	4,865,242
Series C, 3.00%, 11/1/2020	8,460,000	8,638,506
Series C, 4.00%, 11/1/2021	1,975,000	2,090,301
Series C, 5.00%, 11/1/2022	6,475,000	7,207,452
Series R, 5.00%, 5/1/2022	9,315,000	10,251,157
Series R, 5.00%, 5/1/2023	1,900,000	2,141,870
Series S, 5.00%, 5/1/2021	2,260,000	2,422,471
Series S, 5.00%, 5/1/2022	600,000	660,300
Series S, 5.00%, 5/1/2023	105,000	118,367
Series V, 5.00%, 5/1/2023	5,725,000	6,453,792
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	320,000	338,963
Series 1, 4.00%, 12/15/2019	125,000	127,554
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,772,641
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,706,152
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	125,000	126,675
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2020	$ 100,000	$ 104,480
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	250,000	253,350
5.00%, 6/1/2020	125,000	130,600
5.00%, 12/1/2022	2,635,000	2,941,451
5.00%, 12/1/2023	300,000	342,348
Series B, 5.00%, 12/1/2020	1,680,000	1,780,850
Series B, 5.00%, 6/1/2022	7,070,000	7,797,856
		108,714,870
OKLAHOMA — 0.3%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	165,275
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2020	100,000	102,199
Series D, 4.00%, 1/1/2023	125,000	134,551
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,185,284
5.00%, 4/1/2023	4,315,000	4,846,608
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	176,562
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	232,231
		9,842,710
OREGON — 1.4%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine, General Obligation:
5.00%, 6/15/2019	195,000	197,853
Series B, 4.00%, 6/15/2019	325,000	328,305
Oregon, State Department of Authority Services Lottery Revenue:
Series C, 5.00%, 4/1/2022	250,000	274,265
Series C, 5.00%, 4/1/2023	1,315,000	1,477,008
Series D, 5.00%, 4/1/2020	85,000	88,330
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019	140,000	143,857
Series A, 5.00%, 11/15/2021	125,000	135,978
Series A, 5.00%, 11/15/2022	2,895,000	3,226,825
Oregon, State General Obligation:
5.00%, 5/1/2020	2,185,000	2,276,267
Series A, 5.00%, 5/1/2022	8,830,000	9,720,417
Series D, 4.00%, 5/1/2021	6,085,000	6,387,303

154

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Portland, OR, Community College District, General Obligation:
5.00%, 6/15/2020	$ 390,000	$ 407,780
5.00%, 6/15/2022	5,500,000	6,070,570
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2019	150,000	151,992
Series A, 5.00%, 4/1/2020	9,205,000	9,567,953
Series A, 5.00%, 6/1/2020	100,000	104,437
Series A, 5.00%, 6/1/2021	6,870,000	7,379,617
Series A, 5.00%, 6/15/2021	120,000	129,042
Series B, 5.00%, 6/15/2022	4,250,000	4,686,390
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	129,618
		52,883,807
PENNSYLVANIA — 2.1%
Pennsylvania, State General Obligation:
5.00%, 2/1/2019	325,000	325,838
5.00%, 9/15/2019	120,000	122,647
5.00%, 9/15/2020	265,000	278,579
5.00%, 10/15/2020	10,000	10,535
5.00%, 3/15/2021	230,000	244,874
5.00%, 7/1/2021	10,400,000	11,158,160
5.00%, 9/15/2021	15,565,000	16,785,919
5.00%, 8/15/2022	7,070,000	7,780,323
5.00%, 8/15/2023	7,330,000	8,222,721
5.00%, 4/1/2028	5,000,000	5,620,350
Series D, 5.00%, 8/15/2019	125,000	127,455
Series D, 5.00%, 8/15/2022	200,000	220,094
Series REF, 5.00%, 7/1/2019	275,000	279,381
Series REF, 5.00%, 1/15/2021	12,620,000	13,373,161
Series REF, 5.00%, 1/15/2023	9,500,000	10,528,945
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	307,964
Pennsylvania, State University Revenue:
Series B, 5.00%, 9/1/2021	1,675,000	1,810,893
Series B, 5.00%, 9/1/2023	895,000	1,013,901
		78,211,740
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,203,208
Rhode Island, State General Obligation:
5.00%, 8/1/2019	270,000	275,019
Security Description	Principal Amount	Value
5.00%, 8/1/2021	$ 4,000,000	$ 4,309,400
		7,787,627
SOUTH CAROLINA — 0.2%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	250,000	273,500
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	2,225,000	2,308,749
Series A, 5.00%, 3/1/2021	205,000	218,794
Series A, 5.00%, 3/1/2023	1,000,000	1,121,730
Series A, 5.00%, 3/1/2024	1,610,000	1,844,835
Charleston Educational Excellence Finance Corp., Revenue 5.00%, 12/1/2019	100,000	102,896
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	2,480,000	2,646,334
South Carolina, State General Obligation Series A, 5.00%, 10/1/2020	150,000	158,202
		8,675,040
TENNESSEE — 1.0%
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,941,840
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,005,000	5,240,886
5.00%, 7/1/2022	4,665,000	5,153,379
Series A, 5.00%, 1/1/2021	165,000	175,265
Series A, 5.00%, 7/1/2021	150,000	161,582
Series C, 5.00%, 7/1/2021	145,000	156,195
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	1,200,000	1,353,000
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	146,958
Series A, 5.00%, 8/1/2021	3,735,000	4,034,696
Series A, 5.00%, 8/1/2022	6,430,000	7,127,976
Series A, 5.00%, 2/1/2023	4,970,000	5,575,893
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2019	165,000	169,397
5.00%, 11/1/2020	1,330,000	1,405,412
5.00%, 11/1/2021	285,000	309,698
5.00%, 11/1/2022	1,465,000	1,631,863
		36,584,040

155

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 12.5%
5.00%, 2/15/2021 (d)	$ 1,205,000	$ 1,283,157
Alvin, TX, Independent School District, General Obligation:
Series C, 3.00%, 2/15/2020 (d)	3,750,000	3,799,500
Series C, 5.00%, 2/15/2021 (d)	2,400,000	2,552,568
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	352,973
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,136,301
5.00%, 9/1/2021	1,375,000	1,486,182
5.00%, 9/1/2023	5,000,000	5,657,100
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (d)	280,000	285,236
5.00%, 8/1/2020 (d)	4,600,000	4,825,676
Series B, 5.00%, 8/1/2019	110,000	112,090
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,965,435
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	179,202
5.00%, 11/15/2023	3,315,000	3,767,332
Series A, 5.00%, 11/15/2020	1,660,000	1,756,728
Series A, 5.00%, 11/15/2023	4,880,000	5,545,876
Bexar County, TX, Hospital District, General Obligation 5.00%, 2/15/2021	4,040,000	4,289,026
Birdville, Independent School District, General Obligation:
5.00%, 2/15/2024 (d)	2,590,000	2,953,869
Series A, 5.00%, 2/15/2022 (d)	245,000	267,640
Series A, 5.00%, 2/15/2023 (d)	5,000,000	5,585,650
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	99,477
Clear Creek, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2032 (a) (d)	250,000	251,515
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	105,361
5.00%, 8/15/2022	1,000,000	1,106,360
5.00%, 8/15/2023	8,955,000	10,129,717
County of Dallas, TX, General Obligation 5.00%, 8/15/2021	5,025,000	5,419,362
Security Description	Principal Amount	Value
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	$ 260,000	$ 269,152
Series B-2, 1.40%, 2/15/2040 (a) (d)	200,000	197,872
Series B-3, 4.00%, 2/15/2040 (a) (d)	150,000	151,827
Series C, 5.00%, 2/15/2020 (d)	1,335,000	1,381,992
Series C, 5.00%, 2/15/2023 (d)	1,380,000	1,539,321
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,179,400
Dallas, TX, Area Rapid Transit Revenue:
Series B, 5.00%, 12/1/2021	2,840,000	3,086,455
Series B, 5.00%, 12/1/2022	1,200,000	1,336,200
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2020	3,025,000	3,204,231
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,900,000	8,174,525
5.00%, 2/15/2021	4,475,000	4,755,627
5.00%, 2/15/2022	250,000	272,388
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	350,000	377,842
Denton, TX, Independent School District, General Obligation 0.00%, 8/15/2022 (d)	115,000	107,014
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	279,265
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,691,901
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2020	1,990,000	2,062,098
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	755,000	781,576
5.00%, 2/15/2021 (d)	135,000	143,756
5.00%, 2/15/2022 (d)	2,560,000	2,798,183
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	165,642
Series A, 5.00%, 2/15/2021	3,640,000	3,875,290
Series A, 5.00%, 2/15/2023	1,000,000	1,117,550

156

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Frisco, TX, General Obligation:
4.00%, 2/15/2019	$ 100,000	$ 100,278
Series A, 5.00%, 2/15/2023	2,650,000	2,961,507
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,612,037
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	360,000	369,548
5.00%, 11/1/2020	275,000	290,747
5.00%, 11/1/2021	105,000	114,038
Series A, 5.00%, 8/15/2020	100,000	105,091
Series B, 5.00%, 11/1/2020	5,210,000	5,508,325
Series B, 5.00%, 11/1/2023	1,475,000	1,678,358
Harris County, TX, Toll Road Authority Revenue Series A, 5.00%, 8/15/2019	325,000	331,364
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	2,991,762
Houston, TX, Combined Utility System Revenue:
Series B, 5.00%, 11/15/2019	20,000	20,549
Series C, 5.00%, 5/15/2020	160,000	166,811
Series D, 5.00%, 11/15/2020	200,000	211,388
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	5,690,000	5,898,140
Series A, 5.00%, 3/1/2021	12,665,000	13,497,724
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	2,870,000	3,023,516
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	11,795,000	12,210,184
5.00%, 2/15/2021 (d)	400,000	425,944
5.00%, 2/15/2022 (d)	10,995,000	12,017,975
5.00%, 2/15/2023 (d)	10,735,000	12,010,425
5.00%, 2/15/2024 (d)	4,165,000	4,756,680
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,515,006
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,437,611
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2020	115,000	121,548
Series D, 5.00%, 11/15/2019	210,000	215,767
Security Description	Principal Amount	Value
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	$ 1,505,000	$ 1,718,018
Irving, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (d)	145,000	158,399
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (d)	230,000	230,616
5.00%, 2/15/2020 (d)	100,000	103,520
Series A, 5.00%, 2/15/2020 (d)	3,000,000	3,105,600
Series A, 5.00%, 2/15/2021 (d)	330,000	350,836
Series A, 5.00%, 2/15/2022 (d)	3,130,000	3,413,265
Series D, 5.00%, 2/15/2020 (d)	150,000	155,246
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2021 (d)	1,200,000	1,278,864
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	2,845,000	2,945,144
5.00%, 2/15/2022 (d)	170,000	185,817
5.00%, 2/15/2023 (d)	4,000,000	4,473,560
Lewisville, TX, Independent School District, General Obligation:
3.00%, 8/15/2019 (d)	325,000	327,519
Series A, 5.00%, 8/15/2019 (d)	290,000	295,786
Series A, 5.00%, 8/15/2021 (d)	210,000	226,481
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,725,106
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	128,470
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	145,000	150,187
5.00%, 2/15/2023	1,400,000	1,561,042
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2021	130,000	140,407
5.00%, 9/1/2022	400,000	442,596
Northside, TX, Independent School District, General Obligation 5.00%, 8/1/2021 (d)	2,670,000	2,876,524

157

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (d)	$ 2,120,000	$ 2,256,125
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (d)	110,000	110,670
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	385,000	398,552
5.00%, 2/15/2021 (d)	320,000	340,823
5.00%, 2/15/2022 (d)	640,000	699,955
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,950,336
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,566,907
Series B, 5.00%, 2/15/2020 (d)	11,035,000	11,423,432
Series B, 5.00%, 2/15/2021 (d)	300,000	319,521
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	185,485
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	2,930,000	3,117,520
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	2,460,000	2,543,344
5.00%, 2/1/2021	505,000	537,057
5.00%, 2/1/2022	4,410,000	4,814,000
5.00%, 2/1/2023	5,300,000	5,921,796
Series B-REMK 9/, 2.00%, 2/1/2033 (a)	375,000	371,846
Series D, VRN, 3.00%, 12/1/2045 (a)	16,375,000	16,643,386
San Antonio, TX, General Obligation:
5.00%, 2/1/2021	380,000	403,963
5.00%, 2/1/2022	4,000,000	4,363,920
San Antonio, TX, Water Revenue:
2.00%, 5/1/2043 (a)	885,000	879,442
Series A, 5.00%, 5/15/2020	1,125,000	1,172,891
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (d)	1,285,000	1,349,571
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	147,343
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	158,177
Security Description	Principal Amount	Value
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	$ 315,000	$ 328,586
Series C, 5.00%, 5/15/2021	1,000,000	1,072,110
Series C, 5.00%, 5/15/2022	6,815,000	7,491,321
Series D, 5.00%, 5/15/2021	160,000	171,538
Texas, State General Obligation:
5.00%, 4/1/2019	165,000	166,322
5.00%, 4/1/2020	12,935,000	13,443,345
5.00%, 10/1/2020	1,435,000	1,512,964
5.00%, 4/1/2021	8,130,000	8,684,710
5.00%, 10/1/2021	8,175,000	8,847,067
5.00%, 4/1/2022	50,000	54,804
5.00%, 4/1/2023	1,050,000	1,177,995
5.00%, 10/1/2023	3,660,000	4,149,196
Series A, 4.00%, 10/1/2019	230,000	233,754
Series A, 4.00%, 10/1/2021	7,125,000	7,521,150
Series A, 5.00%, 10/1/2020	1,610,000	1,697,472
Series A, 5.00%, 10/1/2021	1,630,000	1,764,002
Series A, 5.00%, 10/1/2022	1,360,000	1,508,526
Series A, 5.00%, 10/1/2023	5,000,000	5,668,300
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	455,000	479,802
5.00%, 10/1/2021	5,090,000	5,509,874
5.00%, 10/1/2023	3,300,000	3,741,078
Series A, 3.00%, 10/1/2021	3,025,000	3,113,511
Series A, 5.00%, 4/1/2020	6,445,000	6,699,126
Series A, 5.00%, 4/1/2021	170,000	181,638
Series A, 5.00%, 10/1/2021	4,065,000	4,400,322
Series A, 5.00%, 4/1/2022	190,000	208,253
Series A, 5.00%, 4/1/2023	14,710,000	16,503,149
Series B, 4.00%, 4/1/2026 (a)	3,035,000	3,190,422
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2020	1,755,000	1,822,392
Series A, 5.00%, 3/15/2022	2,450,000	2,679,050
Series A, 5.00%, 3/15/2023	135,000	151,060
Texas, State Water Development Board Revenue:
4.00%, 4/15/2020	2,350,000	2,415,541
5.00%, 10/15/2020	1,240,000	1,308,845
5.00%, 4/15/2021	380,000	406,630
5.00%, 4/15/2023	1,000,000	1,122,530
5.00%, 8/1/2023	3,750,000	4,236,225
Series A, 5.00%, 10/15/2020	110,000	116,107
Series B, 5.00%, 10/15/2023	2,000,000	2,268,440
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2020 (d)	3,000,000	3,105,600
Trinity River, TX, Authority Regional Wastewater System Revenue:

158

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2020	$ 420,000	$ 441,076
5.00%, 8/1/2021	240,000	258,754
5.00%, 8/1/2022	160,000	176,842
University of North Texas, Revenue:
Series A, 5.00%, 4/15/2020	1,685,000	1,751,962
Series A, 5.00%, 4/15/2022	1,295,000	1,420,421
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	220,510
Series B, 5.00%, 7/1/2021	1,740,000	1,871,683
University of Texas, Revenue:
5.00%, 8/15/2021	2,230,000	2,407,396
5.00%, 7/1/2022	1,165,000	1,284,471
Series C, 5.00%, 8/15/2021	5,050,000	5,451,727
Series C, 5.00%, 8/15/2022	150,000	166,065
Series D, 5.00%, 8/15/2020	120,000	126,149
Series D, 5.00%, 8/15/2021	135,000	145,739
Series D, 5.00%, 8/15/2022	1,725,000	1,909,747
Series E, 5.00%, 8/15/2020	195,000	204,992
Series E, 5.00%, 8/15/2022	415,000	459,446
Series H, 5.00%, 8/15/2020	2,960,000	3,111,670
Series H, 5.00%, 8/15/2021	2,500,000	2,698,875
Series H, 5.00%, 8/15/2022	5,770,000	6,387,967
Series H, 5.00%, 8/15/2023	1,800,000	2,037,816
Series I, 5.00%, 8/15/2021	7,470,000	8,064,238
Series J, 5.00%, 8/15/2020	3,090,000	3,248,332
		477,122,463
UTAH — 0.6%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2021	365,000	392,685
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	254,594
Utah, State General Obligation:
5.00%, 7/1/2019	100,000	101,613
5.00%, 7/1/2020	100,000	104,758
5.00%, 7/1/2021	3,000,000	3,234,660
5.00%, 7/1/2022	15,815,000	17,498,823
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	167,317
		21,754,450
VIRGINIA — 3.6%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,024,958
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,805,518
Fairfax County, VA, General Obligation:
4.00%, 10/1/2023	250,000	272,993
Security Description	Principal Amount	Value
5.00%, 10/1/2021	$ 3,915,000	$ 4,245,622
Series A, 4.00%, 10/1/2019	100,000	101,677
Series A, 4.00%, 10/1/2020	7,580,000	7,870,238
Series A, 5.00%, 10/1/2021	5,520,000	5,986,164
Series A, 5.00%, 10/1/2022	640,000	711,609
Series B, 4.00%, 10/1/2021	105,000	111,069
Series B, 5.00%, 10/1/2022	1,500,000	1,667,835
Series C, 5.00%, 10/1/2021	175,000	189,779
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	1,030,000	1,165,981
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	212,006
Series A, 5.00%, 12/1/2023	395,000	450,956
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2027	5,000,000	5,610,800
Series B, 5.00%, 7/15/2022	10,965,000	12,133,101
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	195,678
Virginia, Commonwealth Transportation Board Revenue 5.00%, 5/15/2021	2,260,000	2,426,246
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	195,000	195,501
5.00%, 2/1/2020	3,180,000	3,288,788
5.00%, 2/1/2022	12,925,000	14,133,358
Series A, 5.00%, 2/1/2020	5,425,000	5,610,589
Series A, 5.00%, 2/1/2021	235,000	250,315
Series A, 5.00%, 2/1/2022	60,000	65,609
Series A, 5.00%, 2/1/2023	16,915,000	18,948,860
Series B, 5.00%, 9/1/2022	1,260,000	1,397,478
Series B, 5.00%, 2/1/2023	6,020,000	6,743,845
Series D, 5.00%, 2/1/2022	130,000	142,154
Series E, 5.00%, 2/1/2023	5,000,000	5,601,200
Virginia, State Commonwealth Transportation Board General Obligation:
Series B, 5.00%, 6/1/2021	5,000,000	5,381,950
Series B, 5.00%, 6/1/2023	515,000	583,407
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 5/15/2020	140,000	146,056
5.00%, 9/15/2022	100,000	110,985
Series C, 5.00%, 5/15/2023	250,000	281,762
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	9,055,000	10,009,397
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	110,855

159

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2023	$ 3,830,000	$ 4,339,160
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2020	665,000	698,157
Series A, 5.00%, 8/1/2022	1,000,000	1,108,550
Series C, 5.00%, 8/1/2021	1,570,000	1,696,385
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	289,591
		137,316,182
WASHINGTON — 2.9%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	223,598
Energy Northwest, WA, Electric Revenue 5.00%, 7/1/2022	3,065,000	3,382,595
Energy Northwest, WA, Electricity Revenue:
5.00%, 7/1/2020	150,000	157,160
5.00%, 7/1/2022	710,000	783,570
Series A, 5.00%, 7/1/2021	330,000	355,143
Series A, 5.00%, 7/1/2023	10,850,000	12,247,480
King County, School District No. 414, Lake Washington, General Obligation 5.00%, 12/1/2019	255,000	262,454
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,327,113
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	280,908
5.00%, 12/1/2021	7,230,000	7,863,854
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	205,828
5.00%, 12/1/2020	3,650,000	3,868,416
Seattle, WA, General Obligation:
Series A, 5.00%, 6/1/2020	1,200,000	1,253,760
Series A, 5.00%, 4/1/2022	1,250,000	1,372,987
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2020	105,000	110,437
Series B, 5.00%, 4/1/2021	8,825,000	9,435,160
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	1,725,000	1,849,010
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	105,984
Security Description	Principal Amount	Value
Spokane, WA, Water & Wastewater Revenue 5.00%, 12/1/2020	$ 2,210,000	$ 2,342,246
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2020	265,000	270,827
Washington, State:
5.00%, 7/1/2021	1,110,000	1,193,161
5.00%, 7/1/2022	275,000	302,517
Washington, State General Obligation:
4.00%, 7/1/2022	2,390,000	2,558,065
5.00%, 7/1/2022	100,000	110,397
5.00%, 7/1/2023	2,030,000	2,293,332
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,684,328
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,916,526
Series B, 5.00%, 8/1/2021	1,490,000	1,608,768
Series B, 5.00%, 7/1/2022	500,000	551,985
Series B, 5.00%, 8/1/2022	2,225,000	2,461,651
Series B, 5.00%, 7/1/2023	2,000,000	2,259,440
Series C, 5.00%, 2/1/2020	150,000	155,181
Series D, 5.00%, 2/1/2021	40,000	42,598
Series E, 5.00%, 2/1/2021	535,000	569,754
Series E, 5.00%, 2/1/2022	100,000	109,286
Series R-2015, 5.00%, 7/1/2021	1,580,000	1,702,387
Series R-2015-C, 5.00%, 7/1/2021	1,280,000	1,379,149
Series R-2015-C, 5.00%, 7/1/2022	255,000	281,512
Series R-2015E, 5.00%, 7/1/2020	850,000	890,188
Series R-2017A, 5.00%, 8/1/2020	270,000	283,333
Series R-2017A, 5.00%, 8/1/2021	7,000,000	7,557,970
Series R-2017A, 5.00%, 8/1/2022	1,140,000	1,261,250
Series R-C, 5.00%, 7/1/2019	235,000	238,767
Series R-C, 5.00%, 7/1/2020	210,000	219,929
Series R-F, 5.00%, 7/1/2021	100,000	107,746
		110,437,750
WEST VIRGINIA — 0.0% (c)
West Virginia, State General Obligation:
5.00%, 12/1/2021	250,000	272,140
Series A, 5.00%, 6/1/2020	1,650,000	1,722,749
		1,994,889
WISCONSIN — 3.2%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	100,000	99,415
Series A, 3.00%, 10/1/2019	100,000	100,904

160

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2023	$ 125,000	$ 136,377
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	448,964
Series N4, 5.00%, 4/1/2021	11,765,000	12,578,432
Series N4, 5.00%, 4/1/2022	110,000	120,714
Series N4 & B5 CORP, 5.00%, 4/1/2022	1,200,000	1,316,880
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2019	150,000	151,998
Series 1, 5.00%, 6/1/2020	300,000	313,140
Series 1, 5.00%, 6/1/2021	190,000	203,674
Series 1, 5.00%, 6/1/2022	2,795,000	3,072,040
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2022	100,000	101,623
Series 1, 5.00%, 7/1/2028	100,000	110,469
Series 2, 5.00%, 7/1/2020	375,000	392,557
Series 2, 5.00%, 7/1/2021	145,000	156,232
Series 2, 5.00%, 7/1/2022	65,000	71,851
Series A, 5.00%, 7/1/2022	4,525,000	5,001,935
Series A, 5.00%, 7/1/2023	1,245,000	1,409,365
Wisconsin, State General Obligation:
5.00%, 5/1/2022	1,000,000	1,100,840
5.00%, 5/1/2023	2,700,000	3,043,710
Series 1, 5.00%, 5/1/2019	125,000	126,330
Series 1, 5.00%, 5/1/2021	90,000	96,620
Series 1, 5.00%, 11/1/2021	185,000	201,352
Series 1, 5.00%, 11/1/2022	250,000	278,572
Series 1, 5.00%, 11/1/2023	2,500,000	2,848,400
Series 2, 5.00%, 5/1/2020	225,000	234,369
Series 2, 5.00%, 11/1/2021	5,225,000	5,686,838
Series 2, 5.00%, 11/1/2022	14,070,000	15,678,060
Series 2, 5.00%, 11/1/2023	13,745,000	15,660,504
Series 3, 5.00%, 11/1/2020	1,605,000	1,695,715
Series 3, 5.00%, 11/1/2021	5,435,000	5,915,400
Series 3, 5.00%, 11/1/2022	5,680,000	6,329,167
Series A, 5.00%, 5/1/2020	205,000	213,536
Series A, 5.00%, 5/1/2022	125,000	137,605
Series A, 5.00%, 5/1/2023	810,000	907,840
Series A, 5.00%, 5/1/2023 (b)	8,500,000	9,538,105
Series A, 5.00%, 5/1/2024	130,000	142,844
Series A, 5.00%, 5/1/2025	590,000	663,278
Series A, 5.00%, 5/1/2027	2,500,000	2,810,500
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2020	$ 5,045,000	$ 5,255,074
Series B, 5.00%, 5/1/2021	175,000	187,871
Series B, 5.00%, 5/1/2022	770,000	801,755
Series B, 5.00%, 5/1/2023	130,000	139,223
Series B, 5.00%, 5/1/2026	195,000	203,042
Series B, 5.00%, 5/1/2027	2,500,000	2,747,000
Series B, 5.00%, 5/1/2028	125,000	137,350
Series C, 5.00%, 5/1/2021	5,000,000	5,367,750
Series D, 5.00%, 5/1/2021	8,065,000	8,658,181
		122,593,401
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,776,026,468)		3,751,974,072
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f) (Cost $13,652,628)	13,652,628	13,652,628
TOTAL INVESTMENTS — 99.0% (Cost $3,789,679,096)		3,765,626,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		37,782,785
NET ASSETS — 100.0%		$ 3,803,409,485
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.8%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
VRN	= Variable Rate Note

161

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,751,974,072	$—	$3,751,974,072
Short-Term Investment	13,652,628	—	—	13,652,628
TOTAL INVESTMENTS	$13,652,628	$3,751,974,072	$—	$3,765,626,700
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,594,151	$7,594,151	$267,632,611	$261,574,134	$—	$—	13,652,628	$13,652,628	$97,232	$—
162	SARSHM

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023 (a)	$ 249,000	$ 243,970
4.20%, 4/15/2024	230,000	226,934
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	286,000	271,174
3.63%, 5/1/2022	421,000	415,346
4.45%, 8/15/2020	169,000	171,882
WPP Finance 2010:
3.63%, 9/7/2022	300,000	291,630
3.75%, 9/19/2024	256,000	238,653
		1,859,589
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	146,531
1.88%, 6/15/2023	300,000	284,142
2.13%, 3/1/2022	100,000	96,975
2.80%, 3/1/2023	100,000	98,474
2.80%, 3/1/2027	188,000	178,307
2.85%, 10/30/2024	145,000	141,846
3.25%, 3/1/2028	95,000	93,047
3.45%, 11/1/2028	150,000	148,350
3.55%, 3/1/2038	65,000	60,628
3.63%, 3/1/2048	35,000	32,083
3.65%, 3/1/2047	100,000	91,989
3.85%, 11/1/2048	50,000	47,639
6.13%, 2/15/2033	15,000	18,658
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	400,000	404,648
5.40%, 2/1/2027	535,000	552,350
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	47,056
2.13%, 8/15/2026	50,000	45,116
2.25%, 11/15/2022	154,000	149,318
2.38%, 11/15/2024	125,000	118,238
3.38%, 5/15/2023	200,000	201,220
3.50%, 5/15/2025	279,000	279,460
3.75%, 5/15/2028	110,000	110,968
Harris Corp.:
2.70%, 4/27/2020	302,000	299,841
4.85%, 4/27/2035	100,000	99,948
5.05%, 4/27/2045	595,000	605,573
L3 Technologies, Inc.:
3.85%, 6/15/2023	105,000	105,130
3.95%, 5/28/2024	124,000	123,384
4.40%, 6/15/2028	150,000	150,385
4.95%, 2/15/2021	249,000	255,312
Lockheed Martin Corp.:
2.50%, 11/23/2020	295,000	291,572
2.90%, 3/1/2025	350,000	335,601
Security Description	Principal Amount	Value
3.10%, 1/15/2023	$ 100,000	$ 99,162
3.35%, 9/15/2021	143,000	143,971
3.55%, 1/15/2026	720,000	713,585
3.60%, 3/1/2035	25,000	23,199
4.07%, 12/15/2042	125,000	119,438
4.70%, 5/15/2046	236,000	246,327
Northrop Grumman Corp.:
2.08%, 10/15/2020	200,000	196,232
2.93%, 1/15/2025	250,000	237,127
3.20%, 2/1/2027	477,000	447,374
3.25%, 8/1/2023	205,000	201,591
3.25%, 1/15/2028	224,000	209,285
3.85%, 4/15/2045	320,000	282,394
4.03%, 10/15/2047	460,000	417,988
4.75%, 6/1/2043	200,000	201,550
5.05%, 11/15/2040	20,000	20,886
Raytheon Co.:
2.50%, 12/15/2022	224,000	218,550
3.13%, 10/15/2020	417,000	418,076
4.20%, 12/15/2044	20,000	20,324
4.40%, 2/15/2020	10,000	10,150
Rockwell Collins, Inc.:
2.80%, 3/15/2022	103,000	99,857
3.20%, 3/15/2024	140,000	134,607
3.50%, 3/15/2027	296,000	278,610
3.70%, 12/15/2023	100,000	99,666
4.35%, 4/15/2047	250,000	228,710
4.80%, 12/15/2043	407,000	405,722
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	22,974
4.60%, 6/15/2028	100,000	95,427
United Technologies Corp.:
1.95%, 11/1/2021	346,000	332,402
2.30%, 5/4/2022	200,000	191,460
2.65%, 11/1/2026	507,000	455,828
3.10%, 6/1/2022	220,000	214,579
3.13%, 5/4/2027	360,000	333,047
3.35%, 8/16/2021	164,000	163,515
3.65%, 8/16/2023	110,000	109,584
3.75%, 11/1/2046	237,000	202,732
3.95%, 8/16/2025	75,000	74,483
4.05%, 5/4/2047	200,000	176,974
4.13%, 11/16/2028	280,000	277,444
4.15%, 5/15/2045	360,000	322,128
4.45%, 11/16/2038	60,000	57,885
4.50%, 4/15/2020	357,000	362,330
4.50%, 6/1/2042	293,000	278,461
4.63%, 11/16/2048	100,000	96,621
5.70%, 4/15/2040	195,000	213,229
6.05%, 6/1/2036	100,000	111,953
7.50%, 9/15/2029	85,000	106,876
		15,288,102
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	166,000	164,471

163

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 8/9/2022	$ 717,000	$ 687,969
2.95%, 5/2/2023	150,000	142,620
4.00%, 1/31/2024	473,000	464,812
4.75%, 5/5/2021	110,000	112,323
5.38%, 1/31/2044	275,000	256,426
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	331,000	302,120
3.38%, 3/15/2022	60,000	60,246
3.75%, 9/15/2047	115,000	103,695
4.48%, 3/1/2021	200,000	205,600
4.50%, 3/15/2049	70,000	71,677
4.54%, 3/26/2042	50,000	50,757
BAT Capital Corp.:
2.30%, 8/14/2020	139,000	135,728
2.76%, 8/15/2022	131,000	123,663
3.22%, 8/15/2024	432,000	397,358
3.56%, 8/15/2027	470,000	416,580
4.39%, 8/15/2037	511,000	419,940
4.54%, 8/15/2047	867,000	693,799
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	116,670
3.25%, 8/15/2026	40,000	35,012
3.50%, 11/24/2020	75,000	74,677
3.75%, 9/25/2027	70,000	62,233
4.35%, 3/15/2024	150,000	147,790
Philip Morris International, Inc.:
1.88%, 2/25/2021	222,000	214,934
2.13%, 5/10/2023	97,000	91,035
2.38%, 8/17/2022	167,000	160,429
2.50%, 11/2/2022	259,000	248,459
2.63%, 2/18/2022	50,000	48,480
2.75%, 2/25/2026	71,000	65,826
2.90%, 11/15/2021	315,000	310,634
3.13%, 3/2/2028 (a)	150,000	140,388
3.25%, 11/10/2024	374,000	362,357
3.38%, 8/11/2025	830,000	805,922
4.13%, 3/4/2043	124,000	110,167
4.25%, 11/10/2044	620,000	563,555
Reynolds American, Inc.:
3.25%, 6/12/2020	225,000	223,245
4.00%, 6/12/2022	100,000	98,738
4.45%, 6/12/2025	906,000	871,427
5.85%, 8/15/2045	125,000	115,290
6.88%, 5/1/2020	155,000	161,234
		9,838,286
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	116,620	118,744
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	77,775	75,130
American Airlines 2015-1 Pass Through Trust, Class A Series A, 3.38%, 11/1/2028	476,148	452,598
Security Description	Principal Amount	Value
American Airlines 2015-2 Pass Through Trust, Class AA Series AA, 3.60%, 3/22/2029	$ 88,161	$ 85,097
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	45,219	43,525
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	22,487	21,060
American Airlines 2016-3 Pass Through Trust, Class AA Series AA, 3.00%, 4/15/2030	239,765	222,934
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	72,930	72,863
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	14,969	14,928
Delta Air Lines, Inc.:
2.60%, 12/4/2020	490,000	480,161
3.40%, 4/19/2021	45,000	44,501
3.80%, 4/19/2023	60,000	58,330
4.38%, 4/19/2028	210,000	199,500
Latam Airlines 2015-1 Pass Through Trust A 4.20%, 8/15/2029	126,212	121,237
Southwest Airlines Co. 2.65%, 11/5/2020	95,000	93,721
United Airlines 2013-1 Pass Through Trust Class A Series A, 4.30%, 2/15/2027	80,249	80,568
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	381,496	376,575
United Airlines 2016-1 Pass Through Trust Class A Series AA, 3.10%, 1/7/2030	341,003	322,306
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	35,995	34,261
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	45,000	42,922
		2,960,961
APPAREL — 0.0% (b)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	377,181
2.38%, 11/1/2026	156,000	143,790
3.38%, 11/1/2046	65,000	57,008
3.88%, 11/1/2045	57,000	54,580
Ralph Lauren Corp. 3.75%, 9/15/2025	250,000	247,545
		880,104

164

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	$ 213,000	$ 204,672
Series GMTN, 2.65%, 2/12/2021	100,000	98,982
Series GMTN, 3.00%, 6/16/2020	200,000	199,600
Series GMTN, 3.45%, 7/14/2023 (a)	200,000	200,218
Series GMTN, 3.50%, 2/15/2028	100,000	98,345
Series MTN, 1.65%, 7/12/2021	202,000	194,625
Series MTN, 2.00%, 2/14/2020	100,000	98,827
Series MTN, 2.90%, 2/16/2024	100,000	97,113
Series MTN, 3.38%, 12/10/2021	100,000	100,566
Series MTN, 3.63%, 10/10/2023	150,000	151,198
Daimler Finance North America LLC 8.50%, 1/18/2031	175,000	237,447
Ford Motor Co.:
4.35%, 12/8/2026	110,000	98,170
5.29%, 12/8/2046	187,000	153,512
7.40%, 11/1/2046	171,000	174,659
7.45%, 7/16/2031	275,000	284,883
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020	100,000	97,169
2.68%, 1/9/2020	220,000	216,300
3.10%, 5/4/2023	279,000	252,615
3.16%, 8/4/2020	170,000	166,581
3.20%, 1/15/2021	200,000	193,950
3.34%, 3/18/2021	557,000	539,098
3.47%, 4/5/2021	100,000	97,213
3.66%, 9/8/2024	134,000	120,252
3.81%, 10/12/2021	200,000	194,218
3.82%, 11/2/2027	530,000	448,698
4.13%, 8/4/2025	399,000	359,319
4.14%, 2/15/2023	422,000	401,107
4.25%, 9/20/2022	250,000	240,542
4.38%, 8/6/2023	483,000	458,836
4.69%, 6/9/2025	200,000	186,108
5.75%, 2/1/2021	500,000	510,160
5.88%, 8/2/2021	370,000	379,413
Series GMTN, 4.39%, 1/8/2026	420,000	376,866
General Motors Co.:
4.20%, 10/1/2027	100,000	90,521
4.88%, 10/2/2023	260,000	260,816
5.00%, 10/1/2028	250,000	237,147
5.15%, 4/1/2038	165,000	142,712
Security Description	Principal Amount	Value
5.40%, 4/1/2048	$ 110,000	$ 96,471
5.95%, 4/1/2049	150,000	135,705
6.25%, 10/2/2043	150,000	140,778
6.60%, 4/1/2036	307,000	296,835
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	236,000	229,755
2.65%, 4/13/2020	85,000	83,609
3.20%, 7/13/2020	690,000	682,921
3.20%, 7/6/2021	258,000	251,929
3.25%, 1/5/2023	650,000	612,703
3.45%, 1/14/2022	425,000	411,302
3.45%, 4/10/2022	225,000	217,537
3.50%, 11/7/2024	200,000	183,040
3.70%, 11/24/2020	60,000	59,638
3.70%, 5/9/2023	170,000	162,707
3.85%, 1/5/2028	458,000	401,158
3.95%, 4/13/2024	308,000	291,519
4.00%, 1/15/2025	250,000	233,565
4.00%, 10/6/2026	253,000	227,857
4.20%, 3/1/2021	50,000	50,116
4.20%, 11/6/2021	200,000	200,008
4.30%, 7/13/2025	329,000	310,879
4.35%, 4/9/2025	200,000	190,294
4.35%, 1/17/2027	205,000	188,418
PACCAR Financial Corp.:
3.15%, 8/9/2021	100,000	99,927
Series MTN, 1.95%, 2/27/2020	60,000	59,260
Series MTN, 2.30%, 8/10/2022	150,000	144,942
Series MTN, 2.80%, 3/1/2021	85,000	84,303
Toyota Motor Corp.:
3.18%, 7/20/2021	100,000	100,195
3.42%, 7/20/2023 (a)	150,000	150,229
3.67%, 7/20/2028	105,000	106,268
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,551
Series GMTN, 1.90%, 4/8/2021	110,000	107,248
Series GMTN, 2.20%, 1/10/2020	550,000	545,127
Series GMTN, 2.70%, 1/11/2023	308,000	299,425
Series GMTN, 2.80%, 7/13/2022	75,000	74,012
Series GMTN, 3.05%, 1/11/2028	508,000	487,944
Series MTN, 2.15%, 3/12/2020	134,000	132,527
Series MTN, 2.15%, 9/8/2022 (a)	125,000	120,016
Series MTN, 2.25%, 10/18/2023	100,000	94,763
Series MTN, 2.60%, 1/11/2022	217,000	213,485

165

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.63%, 1/10/2023	$ 125,000	$ 121,430
Series MTN, 2.75%, 5/17/2021	300,000	297,711
Series MTN, 2.95%, 4/13/2021	275,000	274,546
Series MTN, 3.30%, 1/12/2022	192,000	192,828
Series MTN, 3.40%, 4/14/2025	150,000	148,991
		17,974,930
AUTO PARTS & EQUIPMENT — 0.0% (b)
Aptiv Corp. 4.15%, 3/15/2024	140,000	139,562
Aptiv PLC:
3.15%, 11/19/2020	50,000	49,794
4.40%, 10/1/2046	110,000	97,439
Lear Corp. 5.25%, 1/15/2025	100,000	102,432
Magna International, Inc. 3.63%, 6/15/2024	100,000	98,732
		487,959
BANKS — 5.5%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	111,000	110,549
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	306,405
Series MTN, 2.25%, 11/9/2020	250,000	245,655
Series MTN, 2.30%, 6/1/2021	300,000	293,097
Banco Santander SA:
3.13%, 2/23/2023	332,000	314,055
3.80%, 2/23/2028	399,000	355,337
4.25%, 4/11/2027	420,000	389,949
4.38%, 4/12/2028	203,000	189,076
5.18%, 11/19/2025	200,000	198,190
Bancolombia SA 5.95%, 6/3/2021	355,000	369,608
Bank of America Corp.:
4.10%, 7/24/2023	825,000	838,472
5.70%, 1/24/2022	106,000	112,468
6.22%, 9/15/2026	100,000	109,704
7.75%, 5/14/2038	427,000	550,194
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	696,000	684,050
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	405,000	399,686
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	1,000,000	969,700
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	$ 184,000	$ 175,884
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	935,000	907,726
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	970,000	903,342
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	155,000	137,970
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	271,000	259,642
Series GMTN, 2.63%, 4/19/2021	243,000	239,617
Series GMTN, 3.30%, 1/11/2023	1,040,000	1,024,702
Series GMTN, 3.50%, 4/19/2026	843,000	810,814
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	180,000	176,944
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	713,000	689,621
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	251,000	238,154
Series L, 2.25%, 4/21/2020	300,000	296,637
Series L, 3.95%, 4/21/2025	191,000	185,104
Series L, 4.75%, 4/21/2045	40,000	39,216
Series MTN, 2.50%, 10/21/2022	536,000	514,522
Series MTN, 2.63%, 10/19/2020	100,000	98,897
Series MTN, 3.25%, 10/21/2027	581,000	537,843
Series MTN, 3.88%, 8/1/2025	497,000	491,901
Series MTN, 4.00%, 4/1/2024	142,000	142,834
Series MTN, 4.00%, 1/22/2025	200,000	195,264
Series MTN, 4.13%, 1/22/2024	362,000	366,724
Series MTN, 4.20%, 8/26/2024	467,000	463,787
Series MTN, 4.25%, 10/22/2026	257,000	250,004
Series MTN, 4.45%, 3/3/2026	220,000	217,444
Series MTN, 4.88%, 4/1/2044	612,000	627,380
Series MTN, 5.00%, 1/21/2044	200,000	206,770
Series MTN, 5.88%, 2/7/2042	41,000	47,405
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	354,000	346,389

166

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	$ 1,000,000	$ 999,660
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	400,000	399,372
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	613,000	596,314
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	154,000	145,596
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	430,000	427,764
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	439,000	424,776
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	291,000	281,083
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	341,000	317,225
Series D, 3.10%, 4/13/2021	90,000	90,008
Series MTN, 1.90%, 8/27/2021	1,013,000	981,293
Series MTN, 2.35%, 9/11/2022	470,000	453,776
Series MTN, 3.10%, 7/13/2020 (a)	150,000	150,039
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	263,000	261,601
3.55%, 9/23/2021	213,000	215,611
Series G, 2.15%, 2/24/2020	120,000	118,926
Series G, 3.00%, 2/24/2025	268,000	258,025
Series MTN, 2.05%, 5/3/2021	101,000	98,531
Series MTN, 2.45%, 11/27/2020	368,000	363,643
Series MTN, 2.45%, 8/17/2026	212,000	194,133
Series MTN, 2.50%, 4/15/2021	154,000	151,898
Series MTN, 2.60%, 8/17/2020	200,000	198,498
Series MTN, 2.80%, 5/4/2026	133,000	124,581
Series MTN, 3.00%, 10/30/2028	119,000	108,992
Series MTN, 3.25%, 9/11/2024	200,000	196,544
Series MTN, 3.30%, 8/23/2029	155,000	145,565
Series MTN, 3.45%, 8/11/2023	250,000	250,880
Series MTN, 3.85%, 4/28/2028	200,000	201,516
Security Description	Principal Amount	Value
Series MTN, 3.95%, 11/18/2025	$ 150,000	$ 152,096
Series MTN, 4.15%, 2/1/2021	330,000	336,778
Series MTN, 4.60%, 1/15/2020	309,000	314,114
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	368,000	358,719
Bank of Nova Scotia:
1.85%, 4/14/2020	211,000	208,333
2.35%, 10/21/2020	400,000	394,908
2.70%, 3/7/2022 (a)	1,313,000	1,284,902
2.80%, 7/21/2021	150,000	148,470
Series BKNT, 2.15%, 7/14/2020	100,000	98,607
Series BKNT, 2.45%, 3/22/2021	107,000	105,287
Series BKNT, 2.45%, 9/19/2022	33,000	31,838
Series BKNT, 2.50%, 1/8/2021	650,000	642,375
Series BKNT, 3.13%, 4/20/2021	150,000	149,744
BankUnited, Inc. 4.88%, 11/17/2025	100,000	101,811
Barclays Bank PLC:
2.65%, 1/11/2021	592,000	579,959
5.14%, 10/14/2020	175,000	176,752
Barclays PLC:
3.25%, 1/12/2021	480,000	471,221
3.65%, 3/16/2025	184,000	171,024
3.68%, 1/10/2023	329,000	315,843
4.34%, 1/10/2028	450,000	416,106
4.38%, 1/12/2026	660,000	630,412
4.95%, 1/10/2047	604,000	535,839
5.25%, 8/17/2045	395,000	364,419
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	300,000	292,068
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	50,000	48,940
Series MTN, 2.45%, 1/15/2020	139,000	138,083
Series MTN, 2.63%, 6/29/2020	139,000	137,723
Series MTN, 2.75%, 4/1/2022	154,000	151,156
Series MTN, 2.85%, 10/26/2024	207,000	198,852
Series MTN, 3.75%, 12/6/2023	200,000	201,766
Series MTN, 3.95%, 3/22/2022	345,000	348,591
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	579,000	598,055
Series MTN, 3.25%, 3/3/2023	152,000	149,148

167

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/15/2024	$ 100,000	$ 98,683
BPCE SA:
4.00%, 4/15/2024	112,000	112,811
Series BKNT, 2.65%, 2/3/2021	272,000	266,878
Series MTN, 2.75%, 12/2/2021	100,000	97,403
Series MTN, 3.38%, 12/2/2026	123,000	115,951
Branch Banking & Trust Co.:
2.10%, 1/15/2020	279,000	276,115
3.80%, 10/30/2026	250,000	248,228
Series BKNT, 2.25%, 6/1/2020	1,050,000	1,036,990
Series BKNT, 3.63%, 9/16/2025	255,000	250,550
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	139,000	135,169
2.70%, 2/2/2021	475,000	470,259
Series BKNT, 3.50%, 9/13/2023	150,000	150,371
Capital One Financial Corp.:
2.50%, 5/12/2020	97,000	95,795
3.20%, 1/30/2023	259,000	251,701
3.20%, 2/5/2025	108,000	100,870
3.30%, 10/30/2024	238,000	224,798
3.75%, 7/28/2026	483,000	441,462
3.75%, 3/9/2027	420,000	390,163
3.80%, 1/31/2028	350,000	324,310
4.20%, 10/29/2025	482,000	463,356
4.75%, 7/15/2021	303,000	310,560
Capital One NA Series BKNT, 2.35%, 1/31/2020	450,000	444,613
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	240,000	235,918
Series BKNT, 2.13%, 10/20/2020	200,000	195,954
Series BKNT, 2.85%, 2/12/2021	1,000,000	991,250
Series BKNT, 3.40%, 7/23/2021	300,000	300,402
Citigroup, Inc.:
2.35%, 8/2/2021	166,000	161,345
2.40%, 2/18/2020	266,000	263,319
2.45%, 1/10/2020	860,000	852,767
2.65%, 10/26/2020	658,000	649,031
2.70%, 3/30/2021	280,000	275,596
2.70%, 10/27/2022	298,000	287,186
2.75%, 4/25/2022	438,000	425,307
2.90%, 12/8/2021	530,000	520,492
3.20%, 10/21/2026	295,000	272,217
3.38%, 3/1/2023	100,000	98,459
Security Description	Principal Amount	Value
3.40%, 5/1/2026	$ 485,000	$ 456,429
3.70%, 1/12/2026	275,000	264,580
3.75%, 6/16/2024	100,000	99,318
3.88%, 3/26/2025	199,000	190,881
4.13%, 7/25/2028	236,000	221,255
4.30%, 11/20/2026	26,000	25,034
4.40%, 6/10/2025	249,000	244,638
4.45%, 9/29/2027	444,000	427,980
4.50%, 1/14/2022	678,000	693,465
4.60%, 3/9/2026	300,000	295,821
4.65%, 7/30/2045	134,000	130,591
4.65%, 7/23/2048	500,000	488,895
4.75%, 5/18/2046	176,000	163,196
5.30%, 5/6/2044	288,000	284,973
5.88%, 1/30/2042	946,000	1,066,672
6.00%, 10/31/2033	100,000	108,710
6.63%, 6/15/2032	100,000	115,830
8.13%, 7/15/2039	601,000	833,894
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	169,000	165,914
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	273,000	263,928
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	150,000	150,131
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	784,000	700,998
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	205,000	199,256
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	344,000	325,558
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	292,000	281,257
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	1,036,000	966,412
Citizens Bank NA 2.65%, 5/26/2022	163,000	158,174
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	380,000	371,735
Comerica Bank Series BKNT, 2.50%, 6/2/2020	103,000	101,812
Comerica, Inc. 3.70%, 7/31/2023	300,000	299,931
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	287,394
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	715,000	692,134

168

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 4/26/2021	$ 250,000	$ 249,022
3.88%, 2/8/2022	1,778,000	1,795,620
4.50%, 1/11/2021	105,000	107,535
4.63%, 12/1/2023	210,000	213,289
5.25%, 8/4/2045	190,000	195,630
Series BKNT, 3.75%, 7/21/2026	350,000	327,859
Series GMTN, 2.50%, 1/19/2021	176,000	172,924
Series MTN, 5.25%, 5/24/2041	190,000	208,934
Credit Suisse AG:
3.00%, 10/29/2021	219,000	215,930
5.40%, 1/14/2020	277,000	280,809
Series MTN, 3.63%, 9/9/2024	461,000	452,149
Series MTN, 4.38%, 8/5/2020	261,000	265,275
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	500,000	494,890
3.13%, 12/10/2020	475,000	470,763
3.45%, 4/16/2021	388,000	386,755
3.75%, 3/26/2025	417,000	398,273
3.80%, 9/15/2022	255,000	253,756
3.80%, 6/9/2023	175,000	171,876
4.88%, 5/15/2045	388,000	382,801
Deutsche Bank AG:
2.70%, 7/13/2020	197,000	191,068
2.95%, 8/20/2020	860,000	833,564
3.13%, 1/13/2021	222,000	213,628
3.15%, 1/22/2021	209,000	201,723
3.30%, 11/16/2022	456,000	422,593
3.38%, 5/12/2021	383,000	368,802
3.95%, 2/27/2023	225,000	212,416
4.10%, 1/13/2026	260,000	234,156
4.25%, 2/4/2021	500,000	491,835
Discover Bank:
4.20%, 8/8/2023	359,000	359,334
Series BKNT, 3.10%, 6/4/2020	150,000	148,941
Series BKNT, 3.20%, 8/9/2021	292,000	288,952
Series BKNT, 3.35%, 2/6/2023	200,000	194,220
Series BKNT, 3.45%, 7/27/2026	143,000	131,438
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	500,000	496,975
Fifth Third Bancorp:
3.50%, 3/15/2022	558,000	558,681
3.95%, 3/14/2028	205,000	203,196
4.30%, 1/16/2024	174,000	176,521
8.25%, 3/1/2038	422,000	560,572
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	200,000	196,050
Security Description	Principal Amount	Value
Series BKNT, 3.35%, 7/26/2021	$ 200,000	$ 200,348
Series BKNT, 3.85%, 3/15/2026	200,000	196,772
Series BKNT, 3.95%, 7/28/2025	200,000	202,192
First Republic Bank Series BKNT, 4.63%, 2/13/2047	355,000	339,639
Goldman Sachs Capital I 6.35%, 2/15/2034	775,000	866,837
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	997,000	960,560
2.60%, 4/23/2020	577,000	571,328
2.60%, 12/27/2020	689,000	676,274
2.63%, 4/25/2021	245,000	238,963
2.75%, 9/15/2020	308,000	304,517
2.88%, 2/25/2021	366,000	360,316
3.00%, 4/26/2022	277,000	269,319
3.20%, 2/23/2023	280,000	271,116
3.50%, 1/23/2025	360,000	340,729
3.50%, 11/16/2026	872,000	808,710
3.63%, 1/22/2023	250,000	245,988
3.75%, 5/22/2025	260,000	248,573
3.75%, 2/25/2026	233,000	220,493
3.85%, 1/26/2027	356,000	335,452
4.00%, 3/3/2024	698,000	689,247
4.25%, 10/21/2025	473,000	452,150
5.15%, 5/22/2045	222,000	209,188
5.25%, 7/27/2021	1,262,000	1,309,060
5.75%, 1/24/2022	850,000	889,984
5.95%, 1/15/2027	337,000	354,730
6.45%, 5/1/2036	100,000	110,132
6.75%, 10/1/2037	1,244,000	1,409,066
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	368,000	350,255
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	547,000	522,976
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	487,000	453,572
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	682,000	657,073
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	549,000	482,340
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	500,000	461,600
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	253,000	235,247

169

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	$ 359,000	$ 348,043
Series GMTN, 5.38%, 3/15/2020	175,000	178,838
Series MTN, 3.85%, 7/8/2024	525,000	511,486
Series MTN, 4.80%, 7/8/2044	404,000	384,519
HSBC Holdings PLC:
2.95%, 5/25/2021	1,334,000	1,315,337
3.40%, 3/8/2021	227,000	226,303
3.60%, 5/25/2023	169,000	166,953
3.90%, 5/25/2026	228,000	218,476
4.00%, 3/30/2022	328,000	331,680
4.30%, 3/8/2026	642,000	632,486
4.38%, 11/23/2026	636,000	616,825
5.10%, 4/5/2021	468,000	483,355
5.25%, 3/14/2044	304,000	302,255
6.10%, 1/14/2042	340,000	397,596
6.50%, 5/2/2036	346,000	394,257
6.50%, 9/15/2037	1,398,000	1,598,012
6.80%, 6/1/2038	570,000	672,970
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	248,548
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	724,000	708,745
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	500,000	491,255
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	300,000	297,423
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	231,000	223,211
HSBC USA, Inc. 2.35%, 3/5/2020	125,000	123,776
Huntington Bancshares, Inc. 3.15%, 3/14/2021	307,000	305,637
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	625,000	604,019
Series BKNT, 2.88%, 8/20/2020	150,000	148,977
Series BKNT, 3.55%, 10/6/2023	250,000	249,070
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	242,745
2.96%, 11/8/2022	200,000	195,692
ING Groep NV:
3.15%, 3/29/2022	169,000	166,019
3.95%, 3/29/2027	128,000	122,427
4.10%, 10/2/2023	355,000	355,025
4.55%, 10/2/2028	500,000	494,730
Security Description	Principal Amount	Value
Intesa Sanpaolo SpA 5.25%, 1/12/2024	$ 120,000	$ 117,838
JPMorgan Chase & Co.:
2.25%, 1/23/2020	574,000	568,283
2.40%, 6/7/2021	605,000	591,962
2.55%, 10/29/2020	506,000	500,105
2.70%, 5/18/2023	388,000	372,627
2.75%, 6/23/2020	200,000	198,626
2.95%, 10/1/2026	536,000	494,707
3.13%, 1/23/2025	1,559,000	1,486,132
3.20%, 1/25/2023	214,000	210,940
3.20%, 6/15/2026	1,293,000	1,217,799
3.25%, 9/23/2022	318,000	315,698
3.30%, 4/1/2026	466,000	443,422
3.63%, 5/13/2024	457,000	453,262
3.63%, 12/1/2027	87,000	81,143
3.88%, 2/1/2024	272,000	273,507
3.88%, 9/10/2024	98,000	96,656
3.90%, 7/15/2025	180,000	178,632
4.13%, 12/15/2026	358,000	349,276
4.25%, 10/15/2020	583,000	592,824
4.25%, 10/1/2027	159,000	156,369
4.35%, 8/15/2021	663,000	678,494
4.40%, 7/22/2020	993,000	1,010,963
4.50%, 1/24/2022	233,000	240,002
4.63%, 5/10/2021	225,000	231,415
4.85%, 2/1/2044	580,000	593,218
4.95%, 6/1/2045	355,000	361,468
5.50%, 10/15/2040	150,000	165,771
5.60%, 7/15/2041	310,000	350,334
5.63%, 8/16/2043	118,000	128,096
6.40%, 5/15/2038	267,000	326,335
8.75%, 9/1/2030	25,000	32,144
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	750,000	751,132
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	565,000	559,310
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	450,000	450,189
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	488,000	472,960
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	552,000	520,249
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	250,000	251,830
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	654,000	641,626
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	200,000	193,268

170

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	$ 440,000	$ 386,417
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	450,000	448,398
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	750,000	762,112
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	149,000	144,473
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	139,000	125,819
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	305,000	290,394
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	512,000	454,118
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	150,000	139,166
Series MTN, 2.30%, 8/15/2021	342,000	333,060
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (c)	440,000	436,929
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	250,000	249,285
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	242,168
Series BKNT, 2.50%, 11/22/2021	100,000	98,017
Series BKNT, 3.35%, 6/15/2021	250,000	250,732
Series BKNT, 3.38%, 3/7/2023	805,000	804,058
Series BKNT, 6.95%, 2/1/2028	146,000	173,363
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	229,723
Series GMTN, 1.75%, 7/27/2026	200,000	185,634
Lloyds Bank PLC:
2.40%, 3/17/2020	200,000	197,984
3.30%, 5/7/2021	200,000	198,628
Lloyds Banking Group PLC:
3.00%, 1/11/2022	240,000	232,018
3.10%, 7/6/2021	300,000	294,270
3.75%, 1/11/2027	695,000	636,259
4.05%, 8/16/2023	250,000	246,645
4.34%, 1/9/2048	685,000	538,218
Security Description	Principal Amount	Value
4.38%, 3/22/2028	$ 303,000	$ 287,541
4.45%, 5/8/2025	200,000	197,454
4.55%, 8/16/2028	200,000	192,420
4.58%, 12/10/2025	492,000	463,336
5.30%, 12/1/2045	402,000	367,436
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	617,000	583,441
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	238,000	212,360
M&T Bank Corp. 3.55%, 7/26/2023	450,000	452,592
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	207,000	200,306
2.76%, 9/13/2026	150,000	138,573
2.95%, 3/1/2021	218,000	215,918
3.00%, 2/22/2022 (a)	105,000	103,509
3.29%, 7/25/2027 (a)	140,000	133,567
3.46%, 3/2/2023	322,000	320,442
3.54%, 7/26/2021	115,000	115,352
3.68%, 2/22/2027	153,000	150,194
3.76%, 7/26/2023	400,000	402,040
3.78%, 3/2/2025	200,000	199,710
3.85%, 3/1/2026	419,000	416,897
3.96%, 3/2/2028	350,000	350,675
4.05%, 9/11/2028 (a)	250,000	252,322
4.29%, 7/26/2038	155,000	155,208
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	285,000	279,582
3.17%, 9/11/2027	371,000	349,575
3.55%, 3/5/2023	200,000	199,494
4.02%, 3/5/2028	202,000	203,953
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	300,000	303,246
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	300,000	303,981
Morgan Stanley:
2.65%, 1/27/2020	723,000	717,917
2.75%, 5/19/2022	595,000	578,316
2.80%, 6/16/2020	416,000	413,125
3.95%, 4/23/2027	566,000	533,002
4.30%, 1/27/2045	863,000	815,699
4.38%, 1/22/2047	327,000	309,718
4.88%, 11/1/2022	876,000	901,325
5.00%, 11/24/2025	225,000	228,839
5.75%, 1/25/2021	750,000	783,232
6.38%, 7/24/2042	220,000	268,781
7.25%, 4/1/2032	193,000	243,595
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	155,000	153,653

171

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	$ 394,000	$ 372,432
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	243,440
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	145,000	132,217
Series F, 3.88%, 4/29/2024	116,000	115,500
Series GMTN, 2.50%, 4/21/2021	873,000	854,667
Series GMTN, 3.13%, 1/23/2023	870,000	850,495
Series GMTN, 3.75%, 2/25/2023	189,000	188,671
Series GMTN, 3.88%, 1/27/2026	681,000	662,599
Series GMTN, 4.00%, 7/23/2025	413,000	407,590
Series GMTN, 4.35%, 9/8/2026	306,000	296,808
Series GMTN, 5.50%, 1/26/2020	215,000	219,878
Series GMTN, 5.50%, 7/24/2020	372,000	383,722
Series GMTN, 5.50%, 7/28/2021	201,000	210,505
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	915,000	875,335
Series MTN, 2.63%, 11/17/2021	279,000	272,095
Series MTN, 3.13%, 7/27/2026	1,050,000	967,848
Series MTN, 4.10%, 5/22/2023	205,000	205,463
National Australia Bank, Ltd.:
2.50%, 1/12/2021	550,000	541,557
2.80%, 1/10/2022	265,000	260,264
2.88%, 4/12/2023	250,000	243,693
3.38%, 9/20/2021	100,000	100,051
3.70%, 11/4/2021	250,000	252,205
Series BKNT, 2.50%, 7/12/2026	500,000	456,280
Series GMTN, 2.50%, 5/22/2022	344,000	333,628
Series GMTN, 2.63%, 1/14/2021	250,000	246,735
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	142,894
3.65%, 8/3/2028	250,000	250,815
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	58,859
Security Description	Principal Amount	Value
Oesterreichische Kontrollbank AG 2.88%, 9/7/2021	$ 75,000	$ 75,467
PNC Bank NA:
2.95%, 2/23/2025	121,000	116,240
3.80%, 7/25/2023	163,000	163,453
Series BKNT, 2.15%, 4/29/2021	122,000	118,939
Series BKNT, 2.45%, 11/5/2020	450,000	443,988
Series BKNT, 2.45%, 7/28/2022	251,000	243,111
Series BKNT, 2.50%, 1/22/2021	370,000	364,794
Series BKNT, 2.55%, 12/9/2021	128,000	124,882
Series BKNT, 2.70%, 11/1/2022	157,000	152,469
Series BKNT, 3.10%, 10/25/2027	300,000	285,912
Series BKNT, 3.25%, 1/22/2028	258,000	249,721
Series BKNT, 4.05%, 7/26/2028	250,000	250,885
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	425,000	405,662
3.90%, 4/29/2024	308,000	305,357
4.38%, 8/11/2020	529,000	538,697
5.13%, 2/8/2020	196,000	200,118
RBC USA Holdco Corp. 5.25%, 9/15/2020	100,000	103,021
Regions Bank Series BKNT, 6.45%, 6/26/2037	50,000	58,058
Regions Financial Corp.:
2.75%, 8/14/2022	175,000	168,980
3.20%, 2/8/2021	53,000	52,668
3.80%, 8/14/2023	400,000	400,224
Royal Bank of Canada:
1.88%, 2/5/2020	58,000	57,400
2.30%, 3/22/2021	400,000	394,888
Series GMTN, 2.13%, 3/2/2020	215,000	212,863
Series GMTN, 2.15%, 3/6/2020	412,000	407,967
Series GMTN, 3.20%, 4/30/2021	980,000	980,755
Series GMTN, 3.70%, 10/5/2023	250,000	250,985
Series GMTN, 4.65%, 1/27/2026 (a)	190,000	194,896
Series MTN, 2.35%, 10/30/2020	260,000	256,727
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	426,000	408,342

172

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 4/5/2026	$ 240,000	$ 234,014
5.13%, 5/28/2024	555,000	538,555
6.00%, 12/19/2023	325,000	328,919
6.10%, 6/10/2023	165,000	167,571
6.13%, 12/15/2022	520,000	528,705
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	216,000	207,187
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	500,000	489,915
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	352,000	338,504
3.70%, 3/28/2022	640,000	628,506
4.40%, 7/13/2027	145,000	136,877
4.50%, 7/17/2025	220,000	217,536
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	305,000	291,830
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	200,000	198,422
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	150,000	141,941
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	134,000	120,995
Santander UK PLC:
2.13%, 11/3/2020	100,000	97,341
2.50%, 1/5/2021	450,000	439,371
3.40%, 6/1/2021	500,000	496,735
4.00%, 3/13/2024	253,000	250,214
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (c)	250,000	247,644
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	384,000	369,454
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	685,000	679,356
2.51%, 1/17/2020	453,000	449,648
3.20%, 7/18/2022	280,000	277,640
3.95%, 7/19/2023	250,000	254,750
Series GMTN, 3.65%, 7/23/2025	250,000	248,982
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	122,000	118,119
2.44%, 10/19/2021	181,000	176,272
2.63%, 7/14/2026	164,000	150,242
2.78%, 7/12/2022	284,000	276,647
2.85%, 1/11/2022	253,000	248,107
2.93%, 3/9/2021	311,000	307,899
3.10%, 1/17/2023	380,000	373,407
3.36%, 7/12/2027	134,000	128,600
3.45%, 1/11/2027	213,000	205,884
Security Description	Principal Amount	Value
3.54%, 1/17/2028	$ 332,000	$ 322,694
3.75%, 7/19/2023	150,000	150,959
3.78%, 3/9/2026	783,000	777,104
3.94%, 7/19/2028	150,000	150,390
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	201,000	198,576
Series BKNT, 2.45%, 8/1/2022	100,000	96,203
Series BKNT, 2.75%, 5/1/2023	200,000	193,170
Series BKNT, 3.00%, 2/2/2023	200,000	196,078
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (c)	250,000	247,700
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	200,000	198,816
SunTrust Banks, Inc.:
2.70%, 1/27/2022	222,000	216,403
2.90%, 3/3/2021	171,000	169,553
4.00%, 5/1/2025	125,000	125,278
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	261,000	251,231
Series BKNT, 3.90%, 11/20/2023	300,000	302,604
Series GMTN, 2.40%, 10/1/2020	525,000	516,437
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	250,000	232,683
Series BKNT, 3.65%, 5/24/2021	300,000	295,005
Synovus Financial Corp. 3.13%, 11/1/2022	365,000	346,516
Toronto-Dominion Bank:
1.80%, 7/13/2021	217,000	209,989
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (c)	326,000	307,861
Series GMTN, 1.85%, 9/11/2020	65,000	63,792
Series GMTN, 2.50%, 12/14/2020	181,000	179,063
Series GMTN, 2.55%, 1/25/2021	1,150,000	1,138,856
Series GMTN, 3.50%, 7/19/2023	150,000	150,965
Series MTN, 2.13%, 4/7/2021	476,000	465,899
UBS AG Series GMTN, 2.35%, 3/26/2020	110,000	108,890
US Bancorp:
Series MTN, 2.35%, 1/29/2021	391,000	385,268

173

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.95%, 7/15/2022	$ 193,000	$ 189,972
Series MTN, 3.10%, 4/27/2026	450,000	425,938
Series MTN, 3.70%, 1/30/2024	209,000	212,001
Series MTN, 3.90%, 4/26/2028	250,000	253,755
Series MTN, 4.13%, 5/24/2021	100,000	102,281
Series V, 2.38%, 7/22/2026	158,000	143,978
Series V, 2.63%, 1/24/2022	296,000	291,234
Series X, 3.15%, 4/27/2027	171,000	164,134
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	375,000	371,205
Series BKNT, 2.35%, 1/23/2020	500,000	496,335
Series BKNT, 2.85%, 1/23/2023	263,000	257,595
Series BKNT, 3.40%, 7/24/2023	250,000	249,837
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (c)	250,000	249,925
Wachovia Corp. 7.57%, 8/1/2026 (d)	575,000	677,039
Wells Fargo & Co.:
2.10%, 7/26/2021	513,000	496,543
2.50%, 3/4/2021	513,000	503,838
3.00%, 4/22/2026	598,000	557,115
3.00%, 10/23/2026	659,000	610,043
3.07%, 1/24/2023	451,000	438,007
3.90%, 5/1/2045	204,000	187,225
4.48%, 1/16/2024	175,000	177,167
5.38%, 11/2/2043	826,000	861,336
5.61%, 1/15/2044	1,108,000	1,201,183
Series GMTN, 2.60%, 7/22/2020	330,000	326,654
Series GMTN, 4.30%, 7/22/2027	191,000	187,850
Series GMTN, 4.90%, 11/17/2045	300,000	292,203
Series M, 3.45%, 2/13/2023	185,000	181,361
Series MTN, 2.55%, 12/7/2020	548,000	540,114
Series MTN, 2.63%, 7/22/2022	551,000	531,401
Series MTN, 3.00%, 2/19/2025	165,000	156,052
Series MTN, 3.30%, 9/9/2024	520,000	502,861
Series MTN, 3.50%, 3/8/2022	637,000	633,879
Series MTN, 3.55%, 9/29/2025	695,000	672,677
Series MTN, 4.10%, 6/3/2026	980,000	955,794
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	$ 449,000	$ 431,130
Series N, 2.15%, 1/30/2020	777,000	768,764
Wells Fargo Bank NA:
Series BKNT, 2.40%, 1/15/2020	553,000	548,205
Series BKNT, 2.60%, 1/15/2021	480,000	473,760
Series BKNT, 3.55%, 8/14/2023	350,000	348,638
Series BKNT, 5.85%, 2/1/2037	207,000	233,697
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (c)	1,004,000	1,002,002
Wells Fargo Capital X 5.95%, 12/1/2086	355,000	365,025
Westpac Banking Corp.:
2.10%, 5/13/2021	84,000	81,764
2.15%, 3/6/2020	100,000	98,971
2.30%, 5/26/2020	235,000	232,147
2.60%, 11/23/2020	267,000	263,938
2.70%, 8/19/2026	400,000	369,192
2.75%, 1/11/2023	968,000	939,492
2.80%, 1/11/2022	185,000	181,664
2.85%, 5/13/2026	515,000	480,773
3.35%, 3/8/2027	150,000	144,530
3.40%, 1/25/2028 (a)	250,000	240,908
3.65%, 5/15/2023	200,000	201,180
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a) (c)	517,000	488,198
		198,626,610
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026 (e)	1,802,000	1,702,818
4.70%, 2/1/2036 (e)	1,076,000	992,782
4.90%, 2/1/2046 (e)	1,160,000	1,073,325
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	1,979,000	1,945,218
3.30%, 2/1/2023	1,702,000	1,656,880
3.70%, 2/1/2024	138,000	135,332
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	538,000	513,526
3.50%, 1/12/2024	392,000	381,149
3.75%, 1/15/2022	60,000	60,014
3.75%, 7/15/2042	610,000	476,178
4.00%, 4/13/2028	690,000	660,047
4.38%, 4/15/2038	65,000	58,172
4.44%, 10/6/2048	234,000	201,881
4.60%, 4/15/2048	115,000	102,911

174

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 1/15/2042	$ 395,000	$ 368,432
8.20%, 1/15/2039	570,000	742,072
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	59,720
4.00%, 4/15/2038	55,000	53,801
4.50%, 7/15/2045	40,000	42,244
Coca-Cola Co.:
1.55%, 9/1/2021	150,000	145,731
2.20%, 5/25/2022	70,000	67,963
2.25%, 9/1/2026	250,000	228,698
2.55%, 6/1/2026	300,000	282,237
2.88%, 10/27/2025	332,000	320,536
2.90%, 5/25/2027 (a)	408,000	390,305
3.15%, 11/15/2020	99,000	99,493
3.20%, 11/1/2023	247,000	247,877
3.30%, 9/1/2021	250,000	252,687
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	150,000	151,818
Constellation Brands, Inc.:
2.25%, 11/6/2020	100,000	97,883
3.20%, 2/15/2023	100,000	97,155
3.50%, 5/9/2027	91,000	84,288
3.60%, 2/15/2028	450,000	415,836
3.70%, 12/6/2026	220,000	207,403
3.75%, 5/1/2021	30,000	30,208
4.10%, 2/15/2048	110,000	92,546
4.25%, 5/1/2023	265,000	267,941
4.50%, 5/9/2047	320,000	286,710
5.25%, 11/15/2048	65,000	65,174
Diageo Capital PLC:
2.63%, 4/29/2023	469,000	454,156
3.88%, 4/29/2043	136,000	131,489
Diageo Investment Corp.:
4.25%, 5/11/2042	150,000	151,371
7.45%, 4/15/2035	180,000	247,390
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	310,000	296,620
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	320,000	276,979
3.43%, 6/15/2027	85,000	77,893
4.06%, 5/25/2023 (e)	400,000	398,796
4.42%, 5/25/2025 (e)	275,000	271,799
4.42%, 12/15/2046	150,000	131,789
4.50%, 11/15/2045	250,000	219,648
4.60%, 5/25/2028 (e)	400,000	398,644
4.99%, 5/25/2038 (e)	50,000	48,419
5.09%, 5/25/2048 (e)	100,000	96,298
Molson Coors Brewing Co.:
2.10%, 7/15/2021	180,000	173,416
2.25%, 3/15/2020	250,000	246,347
3.00%, 7/15/2026	376,000	335,486
4.20%, 7/15/2046	345,000	286,695
5.00%, 5/1/2042	175,000	165,307
PepsiCo, Inc.:
Security Description	Principal Amount	Value
1.70%, 10/6/2021	$ 424,000	$ 409,779
1.85%, 4/30/2020	435,000	429,080
2.00%, 4/15/2021	124,000	121,603
2.38%, 10/6/2026	137,000	125,714
2.75%, 3/5/2022	266,000	263,263
2.75%, 3/1/2023	238,000	233,861
2.75%, 4/30/2025	126,000	120,719
2.85%, 2/24/2026	38,000	36,263
3.00%, 10/15/2027	536,000	512,561
3.10%, 7/17/2022	83,000	82,991
3.45%, 10/6/2046	325,000	290,862
3.60%, 3/1/2024	679,000	689,124
3.60%, 8/13/2042	70,000	64,686
4.25%, 10/22/2044	170,000	172,479
4.45%, 4/14/2046	312,000	326,096
4.50%, 1/15/2020	100,000	101,628
4.60%, 7/17/2045	160,000	171,226
		23,619,468
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	250,744
2.13%, 5/1/2020	100,000	98,676
2.20%, 5/11/2020	163,000	160,993
2.25%, 8/19/2023	100,000	94,547
2.60%, 8/19/2026	158,000	143,571
2.65%, 5/11/2022	442,000	432,117
3.13%, 5/1/2025	170,000	163,268
3.20%, 11/2/2027	250,000	234,987
3.45%, 10/1/2020	220,000	220,882
3.63%, 5/15/2022	500,000	503,185
3.63%, 5/22/2024	240,000	239,251
3.88%, 11/15/2021	175,000	177,307
4.10%, 6/15/2021	180,000	183,294
4.40%, 5/1/2045	425,000	398,199
4.50%, 3/15/2020	50,000	50,801
4.56%, 6/15/2048	245,000	234,999
4.66%, 6/15/2051	465,000	440,369
5.65%, 6/15/2042	100,000	110,909
5.75%, 3/15/2040	55,000	61,406
Baxalta, Inc.:
2.88%, 6/23/2020	31,000	30,662
4.00%, 6/23/2025	303,000	295,458
5.25%, 6/23/2045	62,000	65,613
Biogen, Inc.:
2.90%, 9/15/2020	105,000	104,329
3.63%, 9/15/2022	65,000	65,070
4.05%, 9/15/2025	900,000	897,111
5.20%, 9/15/2045	218,000	223,459
Celgene Corp.:
2.75%, 2/15/2023	54,000	51,814
2.88%, 8/15/2020	289,000	286,856
2.88%, 2/19/2021	105,000	103,864
3.25%, 8/15/2022	255,000	249,920
3.25%, 2/20/2023	100,000	97,838
3.45%, 11/15/2027	150,000	136,556

175

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 8/15/2022	$ 132,000	$ 130,503
3.63%, 5/15/2024	295,000	287,823
3.88%, 8/15/2025	832,000	802,422
3.90%, 2/20/2028	250,000	234,925
4.35%, 11/15/2047	271,000	229,486
4.55%, 2/20/2048	250,000	217,272
5.00%, 8/15/2045	256,000	236,357
Genzyme Corp. 5.00%, 6/15/2020	300,000	308,541
Gilead Sciences, Inc.:
1.95%, 3/1/2022	45,000	43,308
2.35%, 2/1/2020	182,000	180,828
2.55%, 9/1/2020	1,227,000	1,216,914
3.25%, 9/1/2022	187,000	186,549
3.50%, 2/1/2025	422,000	412,235
3.65%, 3/1/2026	610,000	598,697
3.70%, 4/1/2024	290,000	289,852
4.50%, 4/1/2021	111,000	113,943
4.50%, 2/1/2045	1,093,000	1,051,641
4.60%, 9/1/2035	155,000	154,823
4.75%, 3/1/2046	413,000	409,936
4.80%, 4/1/2044	141,000	140,776
		14,054,886
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	180,344
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	100,000	99,345
Johnson Controls International PLC:
3.90%, 2/14/2026	270,000	264,570
4.25%, 3/1/2021	60,000	61,165
4.50%, 2/15/2047	144,000	132,661
5.13%, 9/14/2045	200,000	202,692
Lennox International, Inc. 3.00%, 11/15/2023	25,000	23,462
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	388,000	354,966
4.25%, 7/2/2024	130,000	131,576
4.25%, 12/15/2047	500,000	408,760
Masco Corp.:
3.50%, 11/15/2027	30,000	27,620
4.38%, 4/1/2026	330,000	328,023
4.50%, 5/15/2047	50,000	43,037
Owens Corning:
4.20%, 12/15/2022	159,000	157,701
4.40%, 1/30/2048	350,000	267,991
Vulcan Materials Co.:
3.90%, 4/1/2027	64,000	60,719
4.50%, 4/1/2025	350,000	347,770
4.50%, 6/15/2047	50,000	42,339
4.70%, 3/1/2048	100,000	86,006
		3,220,747
Security Description	Principal Amount	Value
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	$ 100,000	$ 97,896
3.35%, 7/31/2024	156,000	155,969
Cabot Corp. 3.70%, 7/15/2022	100,000	100,063
Celanese US Holdings LLC:
4.63%, 11/15/2022	106,000	108,643
5.88%, 6/15/2021	40,000	42,156
Dow Chemical Co.:
4.13%, 11/15/2021	500,000	507,890
4.25%, 11/15/2020	259,000	262,579
4.25%, 10/1/2034	440,000	398,539
4.38%, 11/15/2042	580,000	510,133
4.63%, 10/1/2044	640,000	579,187
5.25%, 11/15/2041	351,000	344,549
9.40%, 5/15/2039	74,000	105,943
DowDuPont, Inc.:
3.77%, 11/15/2020	140,000	141,292
4.21%, 11/15/2023	300,000	306,735
4.49%, 11/15/2025	250,000	257,205
4.73%, 11/15/2028	500,000	517,890
5.32%, 11/15/2038	265,000	273,265
5.42%, 11/15/2048	260,000	270,767
Eastman Chemical Co.:
3.50%, 12/1/2021	70,000	70,333
3.60%, 8/15/2022	215,000	214,815
4.65%, 10/15/2044	327,000	293,708
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	608,000	603,732
International Flavors & Fragrances, Inc.:
3.40%, 9/25/2020	200,000	200,112
4.38%, 6/1/2047	155,000	142,502
4.45%, 9/26/2028	125,000	126,620
LYB International Finance B.V.:
4.00%, 7/15/2023	405,000	403,971
4.88%, 3/15/2044 (a)	125,000	113,728
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	58,431
LyondellBasell Industries NV:
4.63%, 2/26/2055	405,000	341,383
5.75%, 4/15/2024	275,000	293,400
6.00%, 11/15/2021	283,000	299,536
Methanex Corp. 5.65%, 12/1/2044	100,000	90,159
Mosaic Co.:
3.25%, 11/15/2022	200,000	194,262
4.05%, 11/15/2027 (a)	108,000	103,866
4.25%, 11/15/2023	237,000	238,304
5.63%, 11/15/2043	210,000	212,132
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	92,922
3.15%, 10/1/2022	295,000	285,109
3.63%, 3/15/2024	140,000	136,279
4.13%, 3/15/2035	255,000	231,469

176

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 12/1/2036	$ 50,000	$ 54,226
6.13%, 1/15/2041	20,000	21,869
PPG Industries, Inc.:
3.20%, 3/15/2023	100,000	98,525
3.75%, 3/15/2028	100,000	96,425
Praxair, Inc.:
3.00%, 9/1/2021	550,000	550,093
3.20%, 1/30/2026	215,000	209,010
RPM International, Inc.:
3.75%, 3/15/2027	108,000	102,749
4.25%, 1/15/2048	850,000	723,375
5.25%, 6/1/2045	550,000	552,524
Sasol Financing International, Ltd. 4.50%, 11/14/2022	280,000	271,869
SASOL Financing USA LLC:
5.88%, 3/27/2024	200,000	199,582
6.50%, 9/27/2028	200,000	200,002
Sherwin-Williams Co.:
2.25%, 5/15/2020	305,000	300,221
2.75%, 6/1/2022	326,000	315,102
3.13%, 6/1/2024	25,000	23,862
3.45%, 6/1/2027	206,000	191,765
4.00%, 12/15/2042	88,000	74,074
4.50%, 6/1/2047	29,000	26,148
Syngenta Finance NV 3.13%, 3/28/2022	859,000	819,658
Westlake Chemical Corp.:
3.60%, 8/15/2026	235,000	216,054
4.38%, 11/15/2047	350,000	290,531
5.00%, 8/15/2046	250,000	228,490
		15,293,628
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	141,000	139,900
3.38%, 9/15/2025	50,000	49,745
Block Financial LLC:
5.25%, 10/1/2025	200,000	201,382
5.50%, 11/1/2022	100,000	103,145
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	45,000	43,927
Ecolab, Inc.:
2.38%, 8/10/2022	160,000	154,205
2.70%, 11/1/2026	85,000	79,172
3.25%, 12/1/2027	170,000	163,377
4.35%, 12/8/2021	150,000	154,263
5.50%, 12/8/2041	128,000	146,527
Equifax, Inc. 2.30%, 6/1/2021	181,000	176,146
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	51,827
Security Description	Principal Amount	Value
Series 2018, 4.13%, 9/15/2048	$ 200,000	$ 199,932
IHS Markit, Ltd.:
4.13%, 8/1/2023	120,000	118,816
4.75%, 8/1/2028	310,000	302,579
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	36,435
5.60%, 7/1/2111	119,000	153,684
Moody's Corp.:
2.63%, 1/15/2023	527,000	503,691
2.75%, 12/15/2021	50,000	49,000
3.25%, 1/15/2028	35,000	33,158
4.25%, 2/1/2029	100,000	101,949
4.50%, 9/1/2022	95,000	97,526
4.88%, 2/15/2024	177,000	185,793
4.88%, 12/17/2048	100,000	102,935
Northwestern University Series 2017, 3.66%, 12/1/2057	25,000	24,098
President and Fellows of Harvard College:
3.15%, 7/15/2046	125,000	111,839
3.30%, 7/15/2056	200,000	175,388
Princeton University 5.70%, 3/1/2039	100,000	126,694
RELX Capital, Inc. 3.50%, 3/16/2023	115,000	113,804
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	94,256
3.30%, 8/14/2020	50,000	50,084
4.00%, 6/15/2025	211,000	214,754
4.40%, 2/15/2026	182,000	187,544
4.50%, 5/15/2048	300,000	295,476
Total System Services, Inc. 4.45%, 6/1/2028	735,000	723,012
University of Chicago 4.00%, 10/1/2053	60,000	58,099
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	675,000	639,637
University of Southern California:
3.03%, 10/1/2039	100,000	90,801
Series 2017, 3.84%, 10/1/2047	55,000	55,876
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	105,423
Western Union Co.:
3.60%, 3/15/2022	50,000	49,990
6.20%, 11/17/2036	105,000	100,763
		6,566,652
COMPUTERS — 0.6%
Apple, Inc.:
1.55%, 8/4/2021	300,000	290,418
1.80%, 5/11/2020	335,000	330,960

177

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.90%, 2/7/2020	$ 118,000	$ 116,988
2.00%, 5/6/2020	323,000	319,948
2.00%, 11/13/2020	700,000	690,676
2.10%, 9/12/2022	183,000	177,184
2.25%, 2/23/2021	1,601,000	1,582,797
2.30%, 5/11/2022	225,000	219,704
2.40%, 1/13/2023	682,000	662,474
2.40%, 5/3/2023	449,000	434,313
2.45%, 8/4/2026	318,000	293,896
2.50%, 2/9/2022	272,000	268,143
2.50%, 2/9/2025	383,000	361,812
2.70%, 5/13/2022	406,000	401,684
2.75%, 1/13/2025	282,000	271,467
2.85%, 5/6/2021	488,000	488,161
2.85%, 2/23/2023	440,000	434,601
2.85%, 5/11/2024	262,000	255,398
2.90%, 9/12/2027	171,000	161,043
3.00%, 2/9/2024	120,000	118,260
3.00%, 6/20/2027	168,000	159,687
3.00%, 11/13/2027	231,000	219,667
3.20%, 5/13/2025	467,000	459,850
3.20%, 5/11/2027	436,000	420,888
3.25%, 2/23/2026	240,000	234,062
3.35%, 2/9/2027	329,000	321,380
3.45%, 5/6/2024	358,000	359,872
3.75%, 9/12/2047	103,000	95,170
3.75%, 11/13/2047	193,000	178,344
3.85%, 5/4/2043	290,000	275,491
3.85%, 8/4/2046	274,000	257,738
4.25%, 2/9/2047	166,000	166,143
4.38%, 5/13/2045	135,000	137,604
4.50%, 2/23/2036	425,000	448,014
4.65%, 2/23/2046	364,000	384,857
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (e)	920,000	919,273
5.45%, 6/15/2023 (e)	697,000	710,250
6.02%, 6/15/2026 (e)	420,000	421,991
8.10%, 7/15/2036 (e)	459,000	496,560
8.35%, 7/15/2046 (e)	823,000	891,614
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	671,000	672,711
4.40%, 10/15/2022	210,000	214,696
4.90%, 10/15/2025	480,000	484,781
6.20%, 10/15/2035	115,000	112,088
6.35%, 10/15/2045	250,000	233,947
HP, Inc. 4.05%, 9/15/2022	264,000	268,087
IBM Credit LLC:
1.80%, 1/20/2021	100,000	97,209
2.20%, 9/8/2022	100,000	95,310
2.65%, 2/5/2021	100,000	98,844
International Business Machines Corp.:
1.88%, 8/1/2022	750,000	708,157
Security Description	Principal Amount	Value
1.90%, 1/27/2020	$ 106,000	$ 104,671
2.25%, 2/19/2021	114,000	111,672
2.88%, 11/9/2022	1,150,000	1,120,916
3.45%, 2/19/2026	463,000	450,786
3.63%, 2/12/2024	125,000	124,283
4.00%, 6/20/2042	250,000	226,542
5.88%, 11/29/2032	70,000	81,786
7.13%, 12/1/2096	500,000	641,595
NetApp, Inc. 3.38%, 6/15/2021	60,000	59,764
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	192,000	184,320
4.75%, 1/1/2025 (a)	220,000	195,807
4.88%, 3/1/2024	301,000	273,886
4.88%, 6/1/2027	230,000	194,803
5.75%, 12/1/2034	90,000	69,840
		22,264,883
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	123,913
Series MTN, 1.95%, 2/1/2023	100,000	95,663
Series MTN, 2.30%, 5/3/2022	225,000	219,384
Series MTN, 3.70%, 8/1/2047	55,000	52,253
Series MTN, 4.00%, 8/15/2045	120,000	119,683
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,430
3.15%, 3/15/2027	163,000	157,531
4.15%, 3/15/2047	65,000	65,100
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	48,494
1.85%, 2/2/2021	50,000	49,056
1.90%, 10/23/2020	235,000	231,275
2.30%, 2/6/2022	225,000	221,355
2.45%, 11/3/2026	147,000	137,580
2.70%, 2/2/2026	63,000	60,564
3.10%, 8/15/2023	200,000	201,642
3.50%, 10/25/2047	450,000	423,540
Unilever Capital Corp.:
1.38%, 7/28/2021	440,000	422,189
2.00%, 7/28/2026	150,000	134,504
2.20%, 5/5/2022	238,000	229,984
2.75%, 3/22/2021	200,000	198,992
3.00%, 3/7/2022	150,000	148,846
3.13%, 3/22/2023	100,000	99,258
3.25%, 3/7/2024	120,000	119,374
3.38%, 3/22/2025	100,000	99,605
3.50%, 3/22/2028 (a)	300,000	296,883
4.25%, 2/10/2021	155,000	158,858
5.90%, 11/15/2032	178,000	217,488
		4,352,444

178

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc.:
3.75%, 5/15/2046	$ 100,000	$ 88,690
4.20%, 5/15/2047	250,000	238,232
4.60%, 6/15/2045	270,000	277,660
		604,582
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	484,000	459,127
3.50%, 1/15/2025	400,000	363,524
3.65%, 7/21/2027 (a)	245,000	212,062
3.95%, 2/1/2022	237,000	232,331
4.45%, 10/1/2025	252,000	238,699
4.50%, 5/15/2021	445,000	445,828
4.63%, 10/30/2020	196,000	197,380
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	96,983
Air Lease Corp.:
2.50%, 3/1/2021	460,000	447,879
2.63%, 7/1/2022	256,000	243,651
2.75%, 1/15/2023	100,000	94,598
3.25%, 3/1/2025	300,000	275,709
3.38%, 6/1/2021	166,000	164,171
3.50%, 1/15/2022	100,000	98,651
3.75%, 2/1/2022	125,000	123,411
3.88%, 4/1/2021	75,000	75,026
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	80,039
5.00%, 4/1/2023	85,000	84,884
5.13%, 3/15/2021	85,000	86,337
5.50%, 2/15/2022	85,000	87,082
7.63%, 4/15/2020	50,000	52,294
American Express Co.:
2.20%, 10/30/2020	286,000	280,658
2.50%, 8/1/2022	136,000	131,300
2.65%, 12/2/2022	144,000	139,257
3.00%, 10/30/2024	207,000	198,047
3.38%, 5/17/2021	200,000	200,250
3.40%, 2/27/2023	367,000	364,358
3.63%, 12/5/2024	100,000	97,749
3.70%, 11/5/2021	185,000	186,804
3.70%, 8/3/2023	500,000	501,760
4.05%, 12/3/2042	465,000	439,876
4.20%, 11/6/2025	250,000	254,942
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	125,000	123,669
Series MTN, 2.20%, 3/3/2020	165,000	163,241
Series MTN, 2.25%, 5/5/2021	270,000	263,955
Series MTN, 2.70%, 3/3/2022	135,000	132,347
Series MTN, 3.30%, 5/3/2027	254,000	246,847
Ameriprise Financial, Inc.:
Security Description	Principal Amount	Value
2.88%, 9/15/2026	$ 50,000	$ 46,576
3.70%, 10/15/2024	150,000	149,725
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	114,000	129,570
BGC Partners, Inc. 5.38%, 7/24/2023	100,000	101,347
BlackRock, Inc.:
3.20%, 3/15/2027	306,000	297,450
3.38%, 6/1/2022	517,000	520,769
3.50%, 3/18/2024	275,000	278,047
4.25%, 5/24/2021	25,000	25,724
Brookfield Finance LLC 4.00%, 4/1/2024	125,000	123,505
Brookfield Finance, Inc.:
3.90%, 1/25/2028	308,000	289,147
4.25%, 6/2/2026	300,000	294,711
4.70%, 9/20/2047	185,000	169,980
Capital One Bank USA NA 3.38%, 2/15/2023	586,000	566,076
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	96,648
3.20%, 3/2/2027	218,000	209,934
3.20%, 1/25/2028	250,000	239,110
3.45%, 2/13/2026	35,000	34,671
3.55%, 2/1/2024	275,000	275,885
4.45%, 7/22/2020	160,000	163,373
CME Group, Inc.:
3.00%, 3/15/2025	227,000	220,869
3.75%, 6/15/2028	300,000	303,879
4.15%, 6/15/2048	85,000	86,067
Credit Suisse USA, Inc. 7.13%, 7/15/2032	145,000	181,769
Discover Financial Services:
4.10%, 2/9/2027	395,000	368,424
5.20%, 4/27/2022	100,000	103,443
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	250,779
3.80%, 8/24/2027	100,000	93,883
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	173,446
Franklin Resources, Inc. 2.85%, 3/30/2025	350,000	330,610
GE Capital International Funding Co.:
2.34%, 11/15/2020	1,045,000	1,008,101
3.37%, 11/15/2025	291,000	258,443
4.42%, 11/15/2035	1,216,000	1,019,130
Genpact Luxembourg Sarl 3.70%, 4/1/2022	340,000	323,962
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 4/15/2021	145,000	143,454
4.88%, 11/1/2020	250,000	252,730
5.25%, 6/1/2025	75,000	74,699
5.38%, 11/1/2023	75,000	76,060
5.38%, 4/15/2026	145,000	142,084

179

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/1/2028	$ 75,000	$ 74,564
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	100,000	96,678
3.10%, 9/15/2027	100,000	95,177
3.45%, 9/21/2023	146,000	146,524
3.75%, 12/1/2025	90,000	90,474
3.75%, 9/21/2028	105,000	104,607
4.00%, 10/15/2023	252,000	258,247
4.25%, 9/21/2048	150,000	147,861
International Lease Finance Corp.:
4.63%, 4/15/2021	80,000	80,507
8.25%, 12/15/2020	201,000	215,687
Invesco Finance PLC 3.75%, 1/15/2026	250,000	242,105
Janus Capital Group, Inc. 4.88%, 8/1/2025	430,000	417,173
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	450,000	457,897
Jefferies Group LLC:
6.25%, 1/15/2036	179,000	176,872
6.45%, 6/8/2027	28,000	29,126
6.50%, 1/20/2043	200,000	195,640
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	580,000	497,199
Lazard Group LLC:
3.63%, 3/1/2027	50,000	46,961
3.75%, 2/13/2025	340,000	328,236
4.25%, 11/14/2020	11,000	11,147
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	111,685
Mastercard, Inc.:
2.95%, 11/21/2026	105,000	101,345
3.38%, 4/1/2024	351,000	353,917
3.50%, 2/26/2028	30,000	30,020
3.80%, 11/21/2046	130,000	126,045
3.95%, 2/26/2048	30,000	29,842
Nasdaq, Inc.:
3.85%, 6/30/2026	128,000	123,706
5.55%, 1/15/2020	141,000	144,053
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	132,000	130,741
2.70%, 2/15/2023	716,000	699,675
2.85%, 1/27/2025	51,000	49,125
2.95%, 2/7/2024	60,000	58,854
3.40%, 2/7/2028	171,000	167,395
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	365,000	345,695
Series C, 8.00%, 3/1/2032	110,000	150,327
Series MTN, 2.30%, 9/15/2022	150,000	144,457
Series MTN, 2.90%, 3/15/2021	70,000	69,675
Security Description	Principal Amount	Value
Series MTN, 3.25%, 11/1/2025	$ 120,000	$ 117,712
Nomura Holdings, Inc. 6.70%, 3/4/2020	196,000	203,617
ORIX Corp.:
2.90%, 7/18/2022	50,000	48,751
3.25%, 12/4/2024	200,000	193,008
3.70%, 7/18/2027	58,000	55,798
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	195,344
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	96,660
Stifel Financial Corp. 4.25%, 7/18/2024	453,000	457,086
Synchrony Financial:
3.70%, 8/4/2026	340,000	289,690
3.75%, 8/15/2021	200,000	194,020
3.95%, 12/1/2027	319,000	267,772
4.25%, 8/15/2024	125,000	114,671
4.50%, 7/23/2025	181,000	164,288
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	211,000	208,808
3.30%, 4/1/2027	275,000	262,837
3.75%, 4/1/2024	219,000	222,046
Visa, Inc.:
2.20%, 12/14/2020	672,000	664,037
2.75%, 9/15/2027 (a)	90,000	85,000
2.80%, 12/14/2022	247,000	244,127
3.15%, 12/14/2025	593,000	582,445
4.15%, 12/14/2035	543,000	562,429
4.30%, 12/14/2045	394,000	408,011
		29,496,202
ELECTRIC — 1.7%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	112,804
AEP Transmission Co. LLC 3.75%, 12/1/2047	115,000	105,002
Alabama Power Co.:
4.30%, 1/2/2046	155,000	154,425
6.00%, 3/1/2039	112,000	134,995
Series 17A, 2.45%, 3/30/2022	350,000	340,298
Ameren Corp. 3.65%, 2/15/2026	230,000	226,256
Ameren Illinois Co. 3.70%, 12/1/2047	215,000	197,987
American Electric Power Co., Inc. 2.15%, 11/13/2020	106,000	103,781
Appalachian Power Co. 7.00%, 4/1/2038	36,000	45,454
Arizona Public Service Co.:
2.95%, 9/15/2027	108,000	101,465
3.15%, 5/15/2025	600,000	583,782
3.75%, 5/15/2046	100,000	90,339
4.20%, 8/15/2048	100,000	97,637

180

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Avangrid, Inc. 3.15%, 12/1/2024	$ 300,000	$ 289,365
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	50,000	45,781
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	505,000	495,688
2.80%, 1/15/2023	235,000	230,288
3.75%, 11/15/2023	210,000	213,503
3.80%, 7/15/2048	205,000	183,344
4.45%, 1/15/2049 (e)	155,000	153,242
6.13%, 4/1/2036	402,000	479,461
Black Hills Corp.:
3.15%, 1/15/2027	50,000	46,656
4.20%, 9/15/2046	50,000	46,243
4.25%, 11/30/2023	250,000	252,167
4.35%, 5/1/2033	55,000	55,101
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	146,086
2.25%, 8/1/2022	100,000	96,467
3.95%, 3/1/2048	100,000	96,716
4.50%, 4/1/2044	100,000	105,239
Series AA, 3.00%, 2/1/2027	445,000	425,073
Series Z, 2.40%, 9/1/2026	50,000	45,934
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	100,000	95,571
3.60%, 11/1/2021	30,000	29,978
3.85%, 2/1/2024	75,000	74,957
4.25%, 11/1/2028	275,000	277,794
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	308,000	293,318
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	102,992
4.88%, 3/1/2044	145,000	152,540
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	46,843
3.40%, 9/1/2021	330,000	332,861
3.65%, 6/15/2046	50,000	45,457
3.70%, 8/15/2028	45,000	45,435
4.00%, 8/1/2020	358,000	363,012
4.00%, 3/1/2048	310,000	298,645
4.35%, 11/15/2045	200,000	201,768
5.90%, 3/15/2036	214,000	253,051
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	87,387
4.00%, 4/1/2048	100,000	98,333
4.30%, 4/15/2044	140,000	142,776
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	60,000	54,932
4.45%, 6/15/2020	100,000	102,013
4.45%, 3/15/2044	105,000	104,991
4.50%, 12/1/2045	250,000	251,477
4.50%, 5/15/2058	100,000	96,374
Series 09-C, 5.50%, 12/1/2039	274,000	309,628
Security Description	Principal Amount	Value
Series 12-A, 4.20%, 3/15/2042	$ 100,000	$ 96,583
Series 2017, 3.88%, 6/15/2047	120,000	109,986
Series B, 3.13%, 11/15/2027	158,000	151,892
Series C, 4.30%, 12/1/2056	200,000	185,996
Series D, 4.00%, 12/1/2028 (a)	100,000	102,644
Series E, 4.65%, 12/1/2048	100,000	103,854
Consolidated Edison, Inc.:
2.00%, 5/15/2021	68,000	65,891
Series A, 2.00%, 3/15/2020	502,000	494,445
Consumers Energy Co.:
2.85%, 5/15/2022	210,000	207,383
3.25%, 8/15/2046	50,000	42,964
3.95%, 5/15/2043	100,000	96,989
4.05%, 5/15/2048	100,000	98,698
Delmarva Power & Light Co.:
3.50%, 11/15/2023	130,000	130,733
4.15%, 5/15/2045	100,000	97,553
Dominion Energy, Inc.:
2.58%, 7/1/2020	45,000	44,323
3.90%, 10/1/2025	125,000	124,225
4.10%, 4/1/2021 (d)	780,000	789,688
4.25%, 6/1/2028	300,000	302,325
4.70%, 12/1/2044	100,000	99,662
7.00%, 6/15/2038	625,000	779,162
3 month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	150,000	146,011
Series B, 2.75%, 1/15/2022	100,000	97,413
Series C, 2.00%, 8/15/2021	20,000	19,349
Series C, 4.90%, 8/1/2041	150,000	151,957
Series D, 2.85%, 8/15/2026	80,000	73,738
Series F, 5.25%, 8/1/2033	200,000	214,856
DPL, Inc. 7.25%, 10/15/2021	200,000	208,878
DTE Electric Co.:
3.65%, 3/15/2024	152,000	154,154
3.70%, 6/1/2046	100,000	93,026
3.75%, 8/15/2047	100,000	93,742
Series A, 4.05%, 5/15/2048	100,000	98,879
DTE Energy Co.:
2.85%, 10/1/2026	410,000	377,323
6.38%, 4/15/2033	150,000	177,669
Series D, 3.70%, 8/1/2023	100,000	99,603
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	50,000	48,303
2.95%, 12/1/2026	222,000	212,678
3.05%, 3/15/2023	400,000	396,396
3.70%, 12/1/2047	350,000	322,143
3.75%, 6/1/2045	100,000	92,270
3.95%, 3/15/2048	100,000	95,662
4.00%, 9/30/2042	231,000	221,986
4.25%, 12/15/2041	270,000	269,428
4.30%, 6/15/2020	200,000	203,828

181

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 2/15/2040	$ 261,000	$ 296,248
6.05%, 4/15/2038	150,000	182,563
6.10%, 6/1/2037	150,000	180,762
Duke Energy Corp.:
1.80%, 9/1/2021	232,000	221,706
2.40%, 8/15/2022	250,000	239,872
2.65%, 9/1/2026	536,000	487,326
3.05%, 8/15/2022	318,000	311,767
3.15%, 8/15/2027	150,000	140,252
3.55%, 9/15/2021	56,000	56,151
3.75%, 4/15/2024	277,000	277,460
4.80%, 12/15/2045	159,000	162,040
Duke Energy Florida LLC:
3.20%, 1/15/2027	175,000	170,156
3.80%, 7/15/2028	200,000	202,044
4.20%, 7/15/2048	200,000	199,002
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	242,808
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	28,000	25,269
3.80%, 9/1/2023	60,000	61,076
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	49,249
3.60%, 9/15/2047	100,000	89,445
4.20%, 8/15/2045	325,000	322,757
Edison International:
2.95%, 3/15/2023	150,000	140,960
4.13%, 3/15/2028	200,000	189,648
El Paso Electric Co. 5.00%, 12/1/2044	150,000	154,045
Emera US Finance L.P.:
3.55%, 6/15/2026	132,000	124,707
4.75%, 6/15/2046	264,000	253,799
Enel Americas SA 4.00%, 10/25/2026	80,000	74,768
Enel Chile SA 4.88%, 6/12/2028	410,000	408,446
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	49,197
Entergy Arkansas LLC 3.50%, 4/1/2026	157,000	154,577
Entergy Corp.:
2.95%, 9/1/2026	30,000	27,654
5.13%, 9/15/2020	205,000	209,073
Entergy Louisiana LLC:
3.12%, 9/1/2027	100,000	95,488
4.00%, 3/15/2033	95,000	95,722
4.95%, 1/15/2045	85,000	86,267
Entergy Mississippi LLC 2.85%, 6/1/2028	620,000	573,314
Evergy, Inc. 4.85%, 6/1/2021	120,000	122,413
Eversource Energy:
2.50%, 3/15/2021	350,000	343,850
2.80%, 5/1/2023	100,000	97,169
Series L, 2.90%, 10/1/2024	108,000	103,507
Security Description	Principal Amount	Value
Series M, 3.30%, 1/15/2028	$ 500,000	$ 474,220
Series N, 3.80%, 12/1/2023	45,000	45,499
Series O, 4.25%, 4/1/2029	75,000	76,421
Exelon Corp.:
2.45%, 4/15/2021	155,000	150,581
3.40%, 4/15/2026	198,000	187,651
3.95%, 6/15/2025	110,000	108,603
4.45%, 4/15/2046	324,000	308,584
5.10%, 6/15/2045	168,000	172,877
Exelon Generation Co. LLC:
2.95%, 1/15/2020	815,000	808,879
3.40%, 3/15/2022	100,000	98,576
4.00%, 10/1/2020	200,000	200,798
4.25%, 6/15/2022	530,000	543,144
5.60%, 6/15/2042	284,000	278,468
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	150,000	145,881
Series B, 3.90%, 7/15/2027	109,000	105,586
Series B, 4.25%, 3/15/2023	191,000	193,819
Series C, 4.85%, 7/15/2047	128,000	127,533
Series C, 7.38%, 11/15/2031	385,000	486,771
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	99,054
3.95%, 3/1/2048	115,000	112,498
4.05%, 6/1/2042	55,000	54,690
4.05%, 10/1/2044	145,000	144,073
5.69%, 3/1/2040	150,000	182,898
5.96%, 4/1/2039	100,000	123,978
Fortis, Inc.:
3.06%, 10/4/2026	275,000	251,850
2.10%, 10/4/2021	65,000	62,388
Georgia Power Co.:
2.00%, 3/30/2020	102,000	100,344
4.30%, 3/15/2042	835,000	769,636
Series C, 2.00%, 9/8/2020	200,000	195,002
Gulf Power Co. Series A, 3.30%, 5/30/2027	50,000	48,682
Iberdrola International B.V. 6.75%, 7/15/2036	275,000	328,553
Indiana Michigan Power Co.:
3.85%, 5/15/2028	100,000	100,694
4.25%, 8/15/2048	160,000	157,994
6.05%, 3/15/2037	130,000	151,138
Series K, 4.55%, 3/15/2046	306,000	313,023
Interstate Power & Light Co.:
3.70%, 9/15/2046	60,000	54,537
6.25%, 7/15/2039	50,000	61,654
ITC Holdings Corp.:
2.70%, 11/15/2022	200,000	192,620
3.25%, 6/30/2026	30,000	28,875
3.35%, 11/15/2027	108,000	103,414
3.65%, 6/15/2024	25,000	24,743
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	49,926
4.20%, 6/15/2047	315,000	304,687

182

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 3/15/2048	$ 100,000	$ 96,963
Kentucky Utilities Co. 5.13%, 11/1/2040	100,000	112,436
LG&E & KU Energy LLC 3.75%, 11/15/2020	101,000	101,388
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	96,878
3.50%, 10/15/2024	150,000	151,933
4.25%, 5/1/2046	70,000	70,635
4.80%, 9/15/2043	150,000	163,515
Nevada Power Co.:
Series BB, 2.75%, 4/15/2020	575,000	572,976
Series N, 6.65%, 4/1/2036	100,000	127,957
Series R, 6.75%, 7/1/2037	15,000	19,424
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	145,193
3.55%, 5/1/2027	283,000	270,576
4.50%, 6/1/2021	170,000	174,578
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	330,000	275,210
Series H, 3.34%, 9/1/2020	375,000	375,109
Northern States Power Co.:
2.15%, 8/15/2022	135,000	129,897
6.25%, 6/1/2036	150,000	187,516
NSTAR Electric Co. 3.20%, 5/15/2027	200,000	193,510
Oglethorpe Power Corp. 5.05%, 10/1/2048 (e)	200,000	203,552
Ohio Power Co. 4.15%, 4/1/2048	100,000	98,515
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	147,127
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (e)	150,000	150,600
3.80%, 9/30/2047	100,000	94,236
4.10%, 11/15/2048 (e)	150,000	149,112
5.30%, 6/1/2042	50,000	57,864
7.00%, 9/1/2022	429,000	483,015
7.00%, 5/1/2032	190,000	246,257
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (a)	200,000	177,228
3.25%, 6/15/2023	225,000	199,820
3.30%, 12/1/2027	1,086,000	890,987
3.50%, 6/15/2025	773,000	664,795
3.75%, 2/15/2024	150,000	133,481
4.00%, 12/1/2046	187,000	141,112
4.25%, 3/15/2046	150,000	116,966
4.75%, 2/15/2044	130,000	107,262
6.05%, 3/1/2034	467,000	436,337
PacifiCorp:
3.85%, 6/15/2021	290,000	293,793
4.10%, 2/1/2042	50,000	48,781
4.13%, 1/15/2049	250,000	246,397
Security Description	Principal Amount	Value
PECO Energy Co.:
3.15%, 10/15/2025	$ 150,000	$ 146,713
3.90%, 3/1/2048	380,000	362,330
4.15%, 10/1/2044	100,000	98,933
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	99,822
Potomac Electric Power Co. 3.60%, 3/15/2024	150,000	151,497
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	450,000	421,924
3.50%, 12/1/2022	200,000	197,042
5.00%, 3/15/2044	755,000	774,622
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	60,000	59,299
4.15%, 10/1/2045	100,000	99,663
6.25%, 5/15/2039	250,000	312,722
Progress Energy, Inc. 7.75%, 3/1/2031	348,000	459,544
PSEG Power LLC:
3.00%, 6/15/2021	211,000	207,257
5.13%, 4/15/2020	80,000	81,608
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,242
3.70%, 6/15/2028	400,000	404,052
3.80%, 6/15/2047	100,000	94,182
4.10%, 6/15/2048	185,000	183,827
4.30%, 3/15/2044	100,000	101,242
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,405
Series MTN, 2.25%, 9/15/2026	189,000	172,884
Series MTN, 2.38%, 5/15/2023	100,000	96,608
Series MTN, 3.00%, 5/15/2027	50,000	47,993
Series MTN, 3.60%, 12/1/2047	615,000	563,697
Series MTN, 3.70%, 5/1/2028	175,000	177,592
Series MTN, 3.80%, 3/1/2046	390,000	369,720
Series MTN, 3.95%, 5/1/2042	40,000	38,840
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	155,000	149,451
Puget Energy, Inc.:
3.65%, 5/15/2025	125,000	121,439
5.63%, 7/15/2022	300,000	317,124
6.00%, 9/1/2021	100,000	105,833
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	123,782
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	83,000	77,051
3.00%, 8/15/2021	74,000	73,680
Series RRR, 3.75%, 6/1/2047	160,000	145,635
Sempra Energy:

183

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 2/1/2020	$ 295,000	$ 291,056
2.85%, 11/15/2020	56,000	55,227
2.88%, 10/1/2022	238,000	230,070
2.90%, 2/1/2023	535,000	520,084
3.40%, 2/1/2028	344,000	314,781
3.75%, 11/15/2025	50,000	48,268
3.80%, 2/1/2038	152,000	130,846
4.00%, 2/1/2048	163,000	137,577
6.00%, 10/15/2039	205,000	227,556
Sierra Pacific Power Co. 2.60%, 5/1/2026	195,000	181,463
South Carolina Electric & Gas Co.:
3.50%, 8/15/2021	55,000	55,140
4.10%, 6/15/2046	105,000	99,636
4.25%, 8/15/2028 (a)	65,000	67,370
4.35%, 2/1/2042	400,000	394,896
4.50%, 6/1/2064	135,000	126,464
4.60%, 6/15/2043	150,000	152,475
5.45%, 2/1/2041	120,000	134,964
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	70,562
4.00%, 4/1/2047	190,000	174,439
4.65%, 10/1/2043	150,000	149,292
5.50%, 3/15/2040	450,000	487,638
5.63%, 2/1/2036	200,000	217,944
6.00%, 1/15/2034	100,000	111,744
Series 05-E, 5.35%, 7/15/2035	190,000	198,922
Series 06-E, 5.55%, 1/15/2037	100,000	108,488
Series 13-A, 3.90%, 3/15/2043	210,000	190,638
Series A, 2.90%, 3/1/2021	485,000	478,680
Series B, 3.65%, 3/1/2028	225,000	219,726
Series C, 3.50%, 10/1/2023	100,000	98,649
Series C, 3.60%, 2/1/2045	145,000	124,625
Series C, 4.13%, 3/1/2048	150,000	141,651
Series E, 3.70%, 8/1/2025	60,000	59,582
Southern Co.:
2.75%, 6/15/2020	200,000	197,774
2.95%, 7/1/2023	315,000	304,407
3.25%, 7/1/2026	374,000	349,739
4.25%, 7/1/2036	702,000	656,700
4.40%, 7/1/2046	348,000	320,692
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	100,000	96,351
Southern Power Co.:
4.15%, 12/1/2025	100,000	98,791
Series E, 2.50%, 12/15/2021	50,000	48,489
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	200,000	178,024
Series K, 2.75%, 10/1/2026	190,000	174,967
Series L, 3.85%, 2/1/2048	660,000	583,691
Southwestern Public Service Co.:
Security Description	Principal Amount	Value
3.30%, 6/15/2024	$ 50,000	$ 49,310
6.00%, 10/1/2036	50,000	59,415
Series 6, 4.40%, 11/15/2048	200,000	201,734
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	72,615
4.30%, 6/15/2048	200,000	193,536
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	144,005
4.85%, 12/1/2048	200,000	208,154
Union Electric Co.:
2.95%, 6/15/2027	155,000	147,791
3.65%, 4/15/2045	60,000	54,980
4.00%, 4/1/2048	200,000	193,380
Virginia Electric & Power Co.:
2.95%, 1/15/2022	200,000	197,464
6.35%, 11/30/2037	160,000	200,470
Series A, 3.15%, 1/15/2026	176,000	170,731
Series B, 2.95%, 11/15/2026	50,000	47,581
Series B, 3.80%, 9/15/2047	100,000	91,760
Series B, 4.20%, 5/15/2045	150,000	146,751
Series C, 2.75%, 3/15/2023	293,000	285,918
Series C, 4.00%, 11/15/2046	110,000	104,191
WEC Energy Group, Inc. 3.38%, 6/15/2021	202,000	201,507
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	240,787
4.10%, 4/1/2043	100,000	96,034
4.25%, 12/1/2045	50,000	49,045
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	249,210
4.30%, 10/15/2048	135,000	138,615
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	200,000	190,648
6.38%, 8/15/2037	140,000	177,507
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	98,334
4.00%, 6/15/2028	200,000	201,222
4.70%, 5/15/2020	109,000	110,344
		61,958,702
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co. 2.63%, 2/15/2023	27,000	26,265
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	137,389
3.35%, 3/1/2026	50,000	47,006
		210,660
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	204,660
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	47,500
3.55%, 10/1/2027	192,000	176,976

184

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Amphenol Corp. 3.20%, 4/1/2024	$ 100,000	$ 95,534
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	46,584
3.50%, 4/1/2022	100,000	98,467
3.88%, 1/12/2028	50,000	45,517
Avnet, Inc.:
4.63%, 4/15/2026	25,000	24,372
4.88%, 12/1/2022	105,000	107,216
Corning, Inc.:
4.25%, 8/15/2020	575,000	584,401
4.38%, 11/15/2057	250,000	209,815
5.85%, 11/15/2068	150,000	153,874
Flex, Ltd.:
4.63%, 2/15/2020	165,000	165,876
4.75%, 6/15/2025	50,000	48,345
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	221,895
Fortive Corp.:
2.35%, 6/15/2021	50,000	48,675
3.15%, 6/15/2026	998,000	929,707
4.30%, 6/15/2046	525,000	497,742
Honeywell International, Inc.:
1.85%, 11/1/2021	705,000	681,615
2.50%, 11/1/2026	250,000	232,390
3.81%, 11/21/2047	100,000	95,158
4.25%, 3/1/2021	64,000	65,567
Jabil, Inc. 3.95%, 1/12/2028	1,463,000	1,298,822
Tech Data Corp.:
3.70%, 2/15/2022	193,000	188,935
4.95%, 2/15/2027	183,000	171,769
Trimble, Inc. 4.75%, 12/1/2024	230,000	234,048
Tyco Electronics Group SA:
3.13%, 8/15/2027	258,000	239,545
3.70%, 2/15/2026	148,000	144,735
		7,059,740
ENGINEERING & CONSTRUCTION — 0.0% (b)
Fluor Corp. 4.25%, 9/15/2028	100,000	96,695
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	95,000	89,401
3.20%, 3/15/2025	125,000	120,824
3.38%, 11/15/2027	145,000	139,043
4.75%, 5/15/2023	216,000	226,039
5.00%, 3/1/2020	200,000	203,844
Waste Connections, Inc. 4.25%, 12/1/2028	55,000	55,990
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	95,946
Security Description	Principal Amount	Value
2.90%, 9/15/2022	$ 141,000	$ 138,792
3.15%, 11/15/2027	183,000	174,090
3.50%, 5/15/2024	150,000	149,265
3.90%, 3/1/2035	250,000	242,000
4.10%, 3/1/2045	200,000	190,976
		1,826,210
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	100,000	99,442
3.30%, 3/19/2025	50,000	46,152
3.65%, 3/15/2023	150,000	146,614
3.80%, 8/2/2042	50,000	36,750
3.95%, 3/15/2025	100,000	95,714
4.15%, 3/15/2028 (a)	150,000	139,624
4.25%, 4/15/2021	240,000	243,588
4.80%, 3/15/2048 (a)	40,000	33,902
Conagra Brands, Inc.:
3.20%, 1/25/2023	247,000	241,072
3.80%, 10/22/2021	103,000	103,002
4.30%, 5/1/2024	65,000	64,665
4.60%, 11/1/2025	105,000	105,129
4.85%, 11/1/2028	216,000	212,363
5.30%, 11/1/2038	95,000	89,975
5.40%, 11/1/2048	105,000	96,823
7.00%, 10/1/2028	300,000	338,808
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	101,113
General Mills, Inc.:
3.20%, 4/16/2021	285,000	283,415
3.20%, 2/10/2027 (a)	100,000	91,231
3.70%, 10/17/2023	260,000	258,796
4.00%, 4/17/2025	104,000	102,499
4.20%, 4/17/2028	279,000	273,292
4.55%, 4/17/2038	1,050,000	961,033
4.70%, 4/17/2048 (a)	250,000	227,537
Hershey Co.:
2.30%, 8/15/2026	61,000	56,172
3.38%, 8/15/2046	50,000	44,531
4.13%, 12/1/2020	400,000	408,112
Ingredion, Inc. 4.63%, 11/1/2020	368,000	375,676
JM Smucker Co.:
3.38%, 12/15/2027 (a)	295,000	274,427
3.50%, 3/15/2025	258,000	247,817
4.25%, 3/15/2035	100,000	91,404
4.38%, 3/15/2045	25,000	21,748
Kellogg Co.:
3.13%, 5/17/2022	100,000	98,357
3.25%, 4/1/2026	205,000	192,313
3.40%, 11/15/2027	408,000	380,019
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	31,000	32,980
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	204,000	202,395
3.00%, 6/1/2026	405,000	361,394

185

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/6/2022	$ 906,000	$ 897,674
3.50%, 7/15/2022	239,000	235,876
3.95%, 7/15/2025	170,000	164,247
4.38%, 6/1/2046	610,000	504,714
5.00%, 7/15/2035	275,000	258,668
5.00%, 6/4/2042	367,000	326,905
5.20%, 7/15/2045	704,000	635,747
Kroger Co.:
2.65%, 10/15/2026	246,000	219,385
3.70%, 8/1/2027	73,000	69,508
3.88%, 10/15/2046	25,000	19,946
4.45%, 2/1/2047 (a)	244,000	213,986
4.65%, 1/15/2048 (a)	250,000	225,455
5.40%, 7/15/2040	360,000	356,029
6.15%, 1/15/2020	100,000	102,806
6.90%, 4/15/2038	246,000	283,303
McCormick & Co., Inc.:
3.40%, 8/15/2027	358,000	339,262
4.20%, 8/15/2047	150,000	138,916
Mondelez International, Inc.:
4.13%, 5/7/2028	200,000	198,808
4.63%, 5/7/2048	426,000	405,492
Sysco Corp.:
2.50%, 7/15/2021	70,000	68,361
2.60%, 10/1/2020	201,000	198,494
2.60%, 6/12/2022	30,000	28,916
3.25%, 7/15/2027	600,000	561,378
3.30%, 7/15/2026	180,000	170,635
3.55%, 3/15/2025	182,000	178,564
3.75%, 10/1/2025	38,000	37,128
4.45%, 3/15/2048	100,000	94,728
4.50%, 4/1/2046	100,000	94,702
4.85%, 10/1/2045	35,000	35,079
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	33,879
3.55%, 6/2/2027	128,000	119,516
3.90%, 9/28/2023	400,000	399,264
4.50%, 6/15/2022	70,000	71,597
4.55%, 6/2/2047	185,000	162,709
4.88%, 8/15/2034	70,000	66,853
5.15%, 8/15/2044	487,000	465,557
		15,563,971
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	108,000	99,306
4.50%, 8/1/2024	100,000	99,203
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	58,000	54,793
5.50%, 1/17/2027	118,000	118,658
Georgia-Pacific LLC 7.75%, 11/15/2029	225,000	299,408
International Paper Co.:
3.00%, 2/15/2027 (a)	456,000	417,181
Security Description	Principal Amount	Value
3.80%, 1/15/2026	$ 447,000	$ 440,545
4.40%, 8/15/2047	172,000	145,751
5.15%, 5/15/2046	175,000	165,002
6.00%, 11/15/2041	67,000	70,151
7.50%, 8/15/2021	102,000	112,795
		2,022,793
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	345,000	328,664
4.13%, 10/15/2044	130,000	126,387
4.15%, 1/15/2043	100,000	97,187
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	100,000	100,472
4.00%, 4/1/2028	125,000	125,503
National Fuel Gas Co.:
3.75%, 3/1/2023	163,000	159,023
4.75%, 9/1/2028	450,000	442,269
5.20%, 7/15/2025	50,000	50,362
NiSource, Inc.:
2.65%, 11/17/2022	170,000	163,946
3.49%, 5/15/2027	85,000	81,360
3.65%, 6/15/2023 (e)	500,000	501,290
3.95%, 3/30/2048	235,000	206,255
4.38%, 5/15/2047	436,000	408,122
4.80%, 2/15/2044	141,000	136,630
ONE Gas, Inc. 4.50%, 11/1/2048	130,000	134,176
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	43,563
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	211,000	197,614
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	165,000	155,308
Southwest Gas Corp.:
3.70%, 4/1/2028	350,000	347,760
3.80%, 9/29/2046	100,000	87,895
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	32,679
		3,926,465
HAND & MACHINE TOOLS — 0.0% (b)
Kennametal, Inc. 4.63%, 6/15/2028	327,000	322,599
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	44,285
4.10%, 3/1/2048	85,000	82,406
Stanley Black & Decker, Inc.:
3.40%, 12/1/2021	310,000	310,124
4.25%, 11/15/2028	150,000	154,135
4.85%, 11/15/2048	250,000	255,930
		1,169,479

186

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.90%, 11/30/2021	$ 603,000	$ 597,314
3.40%, 11/30/2023	79,000	78,667
3.75%, 11/30/2026	346,000	341,938
3.88%, 9/15/2025	40,000	40,201
4.75%, 11/30/2036	746,000	779,227
4.90%, 11/30/2046	414,000	435,213
6.00%, 4/1/2039	275,000	330,918
6.15%, 11/30/2037	165,000	200,166
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	47,932
2.60%, 8/15/2026	250,000	228,312
3.50%, 8/15/2046	210,000	174,090
Becton Dickinson and Co.:
2.40%, 6/5/2020	183,000	180,469
2.89%, 6/6/2022	230,000	222,668
3.13%, 11/8/2021	311,000	306,130
3.25%, 11/12/2020	300,000	298,311
3.36%, 6/6/2024	267,000	255,634
3.70%, 6/6/2027	265,000	250,987
3.73%, 12/15/2024	181,000	175,013
4.67%, 6/6/2047	130,000	122,329
5.00%, 11/12/2040	494,000	495,650
Boston Scientific Corp.:
4.00%, 3/1/2028	300,000	291,909
6.00%, 1/15/2020	130,000	133,254
Covidien International Finance SA 4.20%, 6/15/2020	216,000	219,177
Danaher Corp.:
3.35%, 9/15/2025	65,000	64,041
4.38%, 9/15/2045	110,000	114,392
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	128,661
Life Technologies Corp. 6.00%, 3/1/2020	394,000	405,016
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (a)	284,000	278,590
Medtronic, Inc.:
2.50%, 3/15/2020	260,000	258,879
3.13%, 3/15/2022	460,000	458,445
3.15%, 3/15/2022	708,000	706,308
3.50%, 3/15/2025	1,515,000	1,510,637
4.50%, 3/15/2042	280,000	288,644
4.63%, 3/15/2045	670,000	704,478
Stryker Corp.:
2.63%, 3/15/2021	270,000	266,420
3.38%, 11/1/2025	130,000	125,105
3.50%, 3/15/2026	209,000	201,409
3.65%, 3/7/2028	100,000	96,661
4.10%, 4/1/2043	435,000	400,139
4.63%, 3/15/2046	240,000	241,356
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	381,000	351,991
Security Description	Principal Amount	Value
3.00%, 4/15/2023	$ 164,000	$ 159,498
3.15%, 1/15/2023	158,000	155,090
3.20%, 8/15/2027	215,000	199,905
3.65%, 12/15/2025	100,000	98,653
4.10%, 8/15/2047	110,000	101,740
4.50%, 3/1/2021	234,000	239,396
5.30%, 2/1/2044	100,000	110,276
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	778,000	768,788
3.55%, 4/1/2025	257,000	245,443
3.70%, 3/19/2023	300,000	295,671
		15,181,141
HEALTH CARE SERVICES — 0.5%
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	35,000	36,037
4.27%, 8/15/2048	30,000	29,973
Aetna, Inc.:
2.75%, 11/15/2022	125,000	119,769
2.80%, 6/15/2023	105,000	99,713
4.50%, 5/15/2042	241,000	217,683
4.75%, 3/15/2044	170,000	162,785
6.63%, 6/15/2036	151,000	176,274
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	27,918
Anthem, Inc.:
2.50%, 11/21/2020	177,000	174,531
2.95%, 12/1/2022	107,000	104,388
3.30%, 1/15/2023	350,000	344,379
3.35%, 12/1/2024	100,000	97,058
3.50%, 8/15/2024	229,000	224,505
3.65%, 12/1/2027	521,000	497,331
4.10%, 3/1/2028	200,000	196,460
4.38%, 12/1/2047	65,000	60,493
4.55%, 3/1/2048	160,000	152,933
4.63%, 5/15/2042	236,000	222,633
4.65%, 1/15/2043	283,000	275,186
4.65%, 8/15/2044	10,000	9,695
Ascension Health 3.95%, 11/15/2046	155,000	148,532
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	48,042
4.19%, 11/15/2045	365,000	362,967
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	243,977
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	64,182
Cigna Corp.:
3.20%, 9/17/2020 (e)	250,000	249,050
3.40%, 9/17/2021 (e)	200,000	199,592
3.75%, 7/15/2023 (e)	191,000	190,532
4.13%, 11/15/2025 (e)	90,000	89,808
4.38%, 10/15/2028 (e)	200,000	200,946
4.80%, 8/15/2038 (e)	620,000	609,875

187

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 12/15/2048 (e)	$ 645,000	$ 630,707
Cigna Holding Co.:
3.05%, 10/15/2027	349,000	317,995
3.25%, 4/15/2025	301,000	286,392
3.88%, 10/15/2047	170,000	142,514
4.00%, 2/15/2022	84,000	84,915
4.50%, 3/15/2021	427,000	434,519
5.38%, 2/15/2042	125,000	130,741
Coventry Health Care, Inc. 5.45%, 6/15/2021	162,000	167,749
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	97,309
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	97,408
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	39,818
4.50%, 7/1/2057	50,000	52,354
Humana, Inc.:
2.50%, 12/15/2020	225,000	221,992
2.90%, 12/15/2022	303,000	293,449
3.85%, 10/1/2024	110,000	109,018
3.95%, 3/15/2027	50,000	48,738
4.63%, 12/1/2042	665,000	659,221
4.95%, 10/1/2044	29,000	29,889
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	55,307
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	33,971
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	260,000	249,987
4.15%, 5/1/2047	162,000	161,767
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	266,000	263,630
3.25%, 9/1/2024	296,000	283,485
3.60%, 9/1/2027	218,000	205,378
4.63%, 11/15/2020	150,000	153,304
4.70%, 2/1/2045	365,000	339,662
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	49,834
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	65,406
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	64,266
Mercy Health Series 2018, 4.30%, 7/1/2028	25,000	25,477
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	46,775
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	24,305
Security Description	Principal Amount	Value
Northwell Healthcare, Inc. 3.98%, 11/1/2046	$ 160,000	$ 144,648
NYU Langone Hospitals 4.37%, 7/1/2047	65,000	65,079
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	42,726
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	18,085
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	105,727
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	66,449
Series H, 2.75%, 10/1/2026	50,000	46,581
Series I, 3.74%, 10/1/2047	50,000	46,391
Quest Diagnostics, Inc. 4.70%, 4/1/2021	180,000	185,238
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	46,365
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	190,000	191,875
Stanford Health Care Series 2018, 3.80%, 11/15/2048	1,015,000	969,792
Sutter Health:
Series 2018, 3.70%, 8/15/2028	100,000	100,225
Series 2018, 4.09%, 8/15/2048	100,000	95,798
Trinity Health Corp. 4.13%, 12/1/2045	25,000	24,113
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	475,000	466,440
2.13%, 3/15/2021	137,000	134,159
2.38%, 10/15/2022	153,000	148,257
2.70%, 7/15/2020	256,000	255,040
2.95%, 10/15/2027	219,000	207,728
3.10%, 3/15/2026	415,000	400,857
3.35%, 7/15/2022	475,000	477,199
3.38%, 4/15/2027	204,000	200,022
3.45%, 1/15/2027	108,000	106,646
3.50%, 2/15/2024	40,000	40,306
3.70%, 12/15/2025	40,000	40,568
3.75%, 7/15/2025	979,000	989,348
3.75%, 10/15/2047	130,000	119,399
3.88%, 10/15/2020	100,000	101,222
3.88%, 12/15/2028	50,000	50,694
3.95%, 10/15/2042	145,000	138,200
4.20%, 1/15/2047	33,000	32,803
4.25%, 4/15/2047	140,000	138,884
4.45%, 12/15/2048	45,000	46,352
4.75%, 7/15/2045	466,000	492,814
5.95%, 2/15/2041	125,000	151,524
6.88%, 2/15/2038	234,000	305,681
		18,697,764

188

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.0% (b)
DR Horton, Inc.:
2.55%, 12/1/2020	$ 200,000	$ 194,900
4.00%, 2/15/2020	70,000	70,130
4.75%, 2/15/2023	190,000	192,499
		457,529
HOME FURNISHINGS — 0.0% (b)
Leggett & Platt, Inc. 3.50%, 11/15/2027	408,000	381,529
Whirlpool Corp.:
3.70%, 5/1/2025	200,000	191,110
4.00%, 3/1/2024	60,000	59,437
4.50%, 6/1/2046	765,000	633,137
Series MTN, 4.85%, 6/15/2021	200,000	205,478
		1,470,691
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Avery Dennison Corp. 4.88%, 12/6/2028	100,000	101,287
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	180,484
Clorox Co.:
3.50%, 12/15/2024	116,000	115,507
3.90%, 5/15/2028	200,000	200,622
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	100,000	97,233
2.75%, 2/15/2026	50,000	47,586
3.95%, 11/1/2028	55,000	56,566
6.63%, 8/1/2037	231,000	302,869
		1,102,154
HOUSEWARES — 0.0% (b)
Newell Brands, Inc.:
3.85%, 4/1/2023	354,000	349,384
4.20%, 4/1/2026	235,000	228,469
5.38%, 4/1/2036	216,000	209,436
		787,289
INSURANCE — 0.8%
Aflac, Inc.:
3.63%, 11/15/2024	365,000	364,281
4.75%, 1/15/2049	300,000	306,117
Alleghany Corp.:
4.90%, 9/15/2044	125,000	125,524
4.95%, 6/27/2022	50,000	52,266
Allstate Corp.:
3.28%, 12/15/2026 (a)	100,000	97,411
4.20%, 12/15/2046	140,000	136,027
5.95%, 4/1/2036	15,000	17,683
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	1,150,000	1,180,222
Security Description	Principal Amount	Value
American Financial Group, Inc.:
3.50%, 8/15/2026	$ 85,000	$ 79,674
4.50%, 6/15/2047	185,000	163,383
American International Group, Inc.:
3.30%, 3/1/2021	521,000	519,114
3.38%, 8/15/2020	8,000	8,003
3.75%, 7/10/2025	207,000	198,227
3.88%, 1/15/2035	360,000	309,240
4.13%, 2/15/2024	260,000	261,004
4.50%, 7/16/2044	295,000	262,228
4.70%, 7/10/2035	179,000	169,087
4.75%, 4/1/2048	100,000	91,520
4.88%, 6/1/2022	973,000	1,008,505
3 month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	200,000	237,600
Aon Corp.:
4.50%, 12/15/2028	350,000	354,231
5.00%, 9/30/2020	22,000	22,629
Aon PLC:
2.80%, 3/15/2021	130,000	128,270
3.50%, 6/14/2024	150,000	146,836
4.00%, 11/27/2023	105,000	106,120
4.60%, 6/14/2044	70,000	66,980
Arch Capital Finance LLC:
4.01%, 12/15/2026	130,000	130,238
5.03%, 12/15/2046	100,000	103,401
Arch Capital Group US, Inc. 5.14%, 11/1/2043	275,000	287,037
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	250,000	250,332
Assurant, Inc.:
4.00%, 3/15/2023	200,000	200,482
4.20%, 9/27/2023	125,000	125,009
4.90%, 3/27/2028	100,000	99,747
Athene Holding, Ltd. 4.13%, 1/12/2028	938,000	851,610
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023 (e)	121,000	119,301
4.35%, 4/20/2028 (e)	235,000	222,296
5.00%, 4/20/2048 (e)	350,000	309,057
AXA SA 8.60%, 12/15/2030	191,000	236,066
AXIS Specialty Finance PLC 4.00%, 12/6/2027	180,000	172,715
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	261,000	260,233
4.20%, 8/15/2048	200,000	198,596
4.25%, 1/15/2021	81,000	83,509
4.30%, 5/15/2043	150,000	150,966
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	75,000	73,968
2.75%, 3/15/2023	513,000	503,453
3.13%, 3/15/2026	656,000	635,894

189

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 8/15/2021	$ 112,000	$ 114,120
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	385,000	325,252
4.70%, 6/22/2047	490,000	364,036
Chubb Corp. 6.00%, 5/11/2037	276,000	331,771
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	127,000	125,131
2.70%, 3/13/2023	100,000	97,318
3.15%, 3/15/2025	200,000	194,892
3.35%, 5/3/2026	350,000	342,335
4.35%, 11/3/2045	600,000	613,866
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	116,795
CNA Financial Corp.:
3.45%, 8/15/2027	340,000	316,237
4.50%, 3/1/2026	205,000	204,818
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (e)	160,000	153,168
Fidelity National Financial, Inc. 5.50%, 9/1/2022	345,000	363,927
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	49,490
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	300,000	279,159
5.50%, 3/30/2020	10,000	10,255
Kemper Corp. 4.35%, 2/15/2025	70,000	69,146
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	48,539
3.63%, 12/12/2026	260,000	250,611
3.80%, 3/1/2028	170,000	163,771
4.00%, 9/1/2023	230,000	233,383
4.35%, 3/1/2048	145,000	131,805
6.15%, 4/7/2036	200,000	231,382
6.30%, 10/9/2037	100,000	119,183
Loews Corp.:
3.75%, 4/1/2026	60,000	59,287
4.13%, 5/15/2043	250,000	230,247
Manulife Financial Corp.:
4.15%, 3/4/2026	717,000	723,761
5.38%, 3/4/2046	50,000	54,510
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	108,000	101,738
Markel Corp.:
3.50%, 11/1/2027	150,000	141,231
4.30%, 11/1/2047	135,000	117,131
5.00%, 4/5/2046	200,000	199,138
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	130,000	127,299
3.30%, 3/14/2023	100,000	98,615
3.50%, 6/3/2024	75,000	73,896
3.50%, 3/10/2025	85,000	83,115
3.75%, 3/14/2026	171,000	168,922
Security Description	Principal Amount	Value
4.20%, 3/1/2048	$ 100,000	$ 91,448
4.35%, 1/30/2047	250,000	234,562
4.80%, 7/15/2021	189,000	194,662
Mercury General Corp. 4.40%, 3/15/2027	245,000	236,668
MetLife, Inc.:
3.60%, 4/10/2024	138,000	138,658
3.60%, 11/13/2025 (a)	138,000	136,279
4.60%, 5/13/2046	227,000	226,886
4.88%, 11/13/2043	203,000	210,355
5.70%, 6/15/2035	205,000	232,423
5.88%, 2/6/2041	279,000	324,703
6.40%, 12/15/2066	339,000	343,360
6.50%, 12/15/2032	243,000	299,753
10.75%, 8/1/2069	500,000	755,975
Series D, 4.37%, 9/15/2023	110,000	114,186
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	101,602
Old Republic International Corp. 4.88%, 10/1/2024	100,000	103,890
Primerica, Inc. 4.75%, 7/15/2022	250,000	256,117
Principal Financial Group, Inc.:
3.10%, 11/15/2026	100,000	93,425
3.40%, 5/15/2025	90,000	87,892
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	200,000	192,758
Progressive Corp.:
4.00%, 3/1/2029	100,000	102,814
4.13%, 4/15/2047	155,000	150,911
4.20%, 3/15/2048	180,000	177,865
4.35%, 4/25/2044	253,000	254,632
Prudential Financial, Inc.:
3.91%, 12/7/2047	346,000	309,002
3.94%, 12/7/2049	197,000	175,990
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	300,000	276,111
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	220,000	205,099
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	500,000	502,500
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	310,000	263,779
Series MTN, 3.50%, 5/15/2024	60,000	60,214
Series MTN, 3.88%, 3/27/2028	200,000	201,270
Series MTN, 4.42%, 3/27/2048	200,000	194,280
Series MTN, 5.38%, 6/21/2020	14,000	14,417

190

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	$ 60,000	$ 58,690
Series MTN, 4.70%, 9/15/2023	200,000	207,702
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	78,000	74,276
Torchmark Corp. 4.55%, 9/15/2028	300,000	304,743
Travelers Cos., Inc.:
3.90%, 11/1/2020	116,000	117,648
4.00%, 5/30/2047	166,000	159,885
4.05%, 3/7/2048	300,000	291,225
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	49,595
4.40%, 3/15/2026	100,000	99,645
Unum Group:
4.00%, 3/15/2024	100,000	99,116
5.75%, 8/15/2042	50,000	52,750
Voya Financial, Inc.:
3.65%, 6/15/2026	432,000	408,642
4.80%, 6/15/2046	30,000	28,694
5.70%, 7/15/2043	100,000	109,156
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,695
4.50%, 9/15/2028	100,000	97,648
5.05%, 9/15/2048	100,000	96,707
WR Berkley Corp.:
4.63%, 3/15/2022	260,000	266,916
4.75%, 8/1/2044	50,000	49,607
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	129,250
5.50%, 3/31/2045	320,000	330,950
		29,201,398
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	250,000	241,482
3.13%, 11/28/2021	50,000	49,592
3.40%, 12/6/2027	316,000	292,537
3.60%, 11/28/2024 (a)	237,000	232,580
4.00%, 12/6/2037	250,000	224,392
4.20%, 12/6/2047	560,000	497,314
4.40%, 12/6/2057	933,000	836,518
Alphabet, Inc.:
3.38%, 2/25/2024	235,000	238,318
3.63%, 5/19/2021	687,000	700,816
Amazon.com, Inc.:
1.90%, 8/21/2020	175,000	172,420
2.40%, 2/22/2023	135,000	130,650
3.15%, 8/22/2027	698,000	673,382
3.30%, 12/5/2021 (a)	349,000	353,198
3.80%, 12/5/2024	370,000	378,791
3.88%, 8/22/2037	461,000	448,429
4.05%, 8/22/2047	330,000	323,407
4.25%, 8/22/2057	99,000	97,686
Security Description	Principal Amount	Value
4.80%, 12/5/2034	$ 424,000	$ 457,492
4.95%, 12/5/2044	272,000	302,423
5.20%, 12/3/2025	300,000	329,331
Baidu, Inc.:
2.88%, 7/6/2022	200,000	194,688
3.00%, 6/30/2020	100,000	99,562
3.50%, 11/28/2022	200,000	198,302
3.88%, 9/29/2023	485,000	483,341
4.38%, 3/29/2028	400,000	393,244
4.88%, 11/14/2028	200,000	204,114
Booking Holdings, Inc.:
2.75%, 3/15/2023	100,000	96,458
3.55%, 3/15/2028	100,000	94,083
3.60%, 6/1/2026	103,000	99,727
eBay, Inc.:
2.15%, 6/5/2020	65,000	64,109
2.60%, 7/15/2022	233,000	224,985
2.75%, 1/30/2023	100,000	96,193
3.45%, 8/1/2024	208,000	199,283
3.60%, 6/5/2027	254,000	237,315
3.80%, 3/9/2022	60,000	60,325
4.00%, 7/15/2042	220,000	164,657
Expedia Group, Inc.:
4.50%, 8/15/2024	212,000	212,286
3.80%, 2/15/2028	309,000	280,479
JD.com, Inc.:
3.13%, 4/29/2021	250,000	242,322
3.88%, 4/29/2026	268,000	240,702
		10,866,933
INVESTMENT COMPANY SECURITY — 0.0% (b)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	94,722
3.63%, 1/19/2022	100,000	97,190
3.88%, 1/15/2020	74,000	74,117
4.25%, 3/1/2025	630,000	596,944
FS KKR Capital Corp. 4.25%, 1/15/2020	61,000	61,016
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	100,000	100,014
		1,024,003
IRON/STEEL — 0.1%
ArcelorMittal:
5.25%, 8/5/2020	170,000	171,870
5.50%, 3/1/2021 (a)	115,000	118,758
6.13%, 6/1/2025 (a)	80,000	83,726
6.25%, 2/25/2022	105,000	110,951
7.00%, 10/15/2039	119,000	124,598
Nucor Corp.:
3.95%, 5/1/2028	250,000	247,453
4.40%, 5/1/2048	250,000	238,900
Vale Overseas, Ltd.:
4.38%, 1/11/2022	365,000	371,690
6.88%, 11/21/2036	505,000	576,922

191

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 11/10/2039 (a)	$ 538,000	$ 621,557
8.25%, 1/17/2034	183,000	226,322
		2,892,747
LEISURE TIME — 0.0% (b)
Carnival Corp. 3.95%, 10/15/2020	297,000	301,517
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	47,669
4.63%, 7/28/2045	50,000	46,482
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	500,000	461,405
5.25%, 11/15/2022	200,000	209,924
		1,066,997
LODGING — 0.0% (b)
Hyatt Hotels Corp.:
4.38%, 9/15/2028	223,000	216,714
4.85%, 3/15/2026	25,000	25,410
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	124,149
3.75%, 10/1/2025	150,000	144,822
Series R, 3.13%, 6/15/2026	200,000	181,656
Series X, 4.00%, 4/15/2028 (a)	300,000	287,193
Series Z, 4.15%, 12/1/2023	200,000	200,290
Sands China, Ltd.:
4.60%, 8/8/2023 (e)	200,000	198,970
5.40%, 8/8/2028 (e)	200,000	193,270
		1,572,474
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	45,000	44,827
2.88%, 5/8/2022	67,000	65,947
3.38%, 4/3/2023	100,000	99,946
3.80%, 4/3/2028	100,000	100,916
4.38%, 5/8/2042	145,000	149,034
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	254,021
Series MTN, 2.00%, 3/5/2020	180,000	177,851
Series MTN, 2.10%, 1/10/2020	33,000	32,675
Series MTN, 2.40%, 6/6/2022	125,000	121,773
Series MTN, 2.90%, 3/15/2021	100,000	99,557
Series MTN, 3.15%, 9/7/2021	275,000	275,707
Series MTN, 3.25%, 12/1/2024	100,000	99,044
Series MTN, 3.30%, 6/9/2024	125,000	124,441
Series MTN, 3.35%, 12/7/2020	400,000	401,832
Series MTN, 3.65%, 12/7/2023	400,000	405,344
Security Description	Principal Amount	Value
Caterpillar, Inc.:
2.60%, 6/26/2022	$ 140,000	$ 136,878
3.80%, 8/15/2042	552,000	514,276
6.05%, 8/15/2036	165,000	199,143
Oshkosh Corp. 4.60%, 5/15/2028	150,000	149,015
		3,452,227
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	20,000	19,882
4.20%, 1/15/2024	231,000	228,653
4.38%, 11/6/2020	48,000	48,266
4.38%, 4/5/2022	48,000	48,260
4.88%, 4/1/2021	237,000	238,960
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	168,481
Cummins, Inc. 4.88%, 10/1/2043	100,000	109,032
Deere & Co.:
2.60%, 6/8/2022	185,000	181,230
3.90%, 6/9/2042 (a)	105,000	101,647
5.38%, 10/16/2029	75,000	85,795
Dover Corp. 4.30%, 3/1/2021	100,000	102,045
Flowserve Corp. 4.00%, 11/15/2023	43,000	42,740
John Deere Capital Corp.:
Series DMTN, 2.35%, 1/8/2021	800,000	789,848
Series MTN, 2.05%, 3/10/2020	93,000	92,074
Series MTN, 2.15%, 9/8/2022	50,000	47,982
Series MTN, 2.38%, 7/14/2020	150,000	148,509
Series MTN, 2.65%, 6/24/2024	380,000	364,697
Series MTN, 2.70%, 1/6/2023	208,000	202,898
Series MTN, 2.80%, 3/4/2021	175,000	174,120
Series MTN, 2.80%, 3/6/2023	293,000	286,428
Series MTN, 2.80%, 9/8/2027 (a)	58,000	54,438
Series MTN, 3.05%, 1/6/2028	608,000	579,552
Nvent Finance Sarl:
3.95%, 4/15/2023	50,000	49,688
4.55%, 4/15/2028	50,000	49,093
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	96,006
Roper Technologies, Inc.:
2.80%, 12/15/2021	150,000	147,303
3.00%, 12/15/2020	50,000	49,664
3.65%, 9/15/2023	225,000	224,885
3.80%, 12/15/2026	441,000	428,229
3.85%, 12/15/2025	25,000	25,062
4.20%, 9/15/2028	65,000	64,666

192

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Wabtec Corp. 3.45%, 11/15/2026	$ 50,000	$ 44,638
Xylem, Inc.:
3.25%, 11/1/2026	285,000	270,853
4.38%, 11/1/2046	25,000	24,599
		5,590,223
MEDIA — 0.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	457,000	452,307
3.70%, 9/15/2024	108,000	109,296
3.70%, 10/15/2025	155,000	155,677
4.50%, 2/15/2021	155,000	159,001
4.75%, 9/15/2044	112,000	118,863
4.75%, 11/15/2046	25,000	26,689
4.95%, 10/15/2045	46,000	50,585
6.15%, 3/1/2037	215,000	261,963
6.15%, 2/15/2041	112,000	138,162
6.20%, 12/15/2034	525,000	636,704
6.40%, 12/15/2035	800,000	997,560
6.65%, 11/15/2037	144,000	185,227
CBS Corp.:
2.50%, 2/15/2023	330,000	310,646
2.90%, 6/1/2023	100,000	95,266
3.38%, 2/15/2028	175,000	158,072
4.85%, 7/1/2042	160,000	147,549
4.90%, 8/15/2044	709,000	654,230
7.88%, 7/30/2030	254,000	317,073
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	179,000	178,775
4.20%, 3/15/2028	104,000	97,029
4.46%, 7/23/2022	361,000	364,476
4.91%, 7/23/2025	517,000	513,179
5.38%, 4/1/2038	750,000	692,003
5.38%, 5/1/2047	175,000	157,374
5.75%, 4/1/2048	510,000	477,161
6.38%, 10/23/2035	193,000	197,675
6.48%, 10/23/2045	867,000	880,803
6.83%, 10/23/2055	50,000	50,716
4.50%, 2/1/2024	400,000	398,324
Comcast Corp.:
1.63%, 1/15/2022	219,000	209,495
2.35%, 1/15/2027	549,000	490,954
2.75%, 3/1/2023	493,000	479,832
3.00%, 2/1/2024	175,000	170,401
3.13%, 7/15/2022	235,000	233,954
3.15%, 3/1/2026	1,409,000	1,345,201
3.15%, 2/15/2028	454,000	426,020
3.20%, 7/15/2036	247,000	211,518
3.30%, 10/1/2020	375,000	376,680
3.30%, 2/1/2027	335,000	320,696
3.38%, 8/15/2025	66,000	64,310
3.45%, 10/1/2021	168,000	169,710
Security Description	Principal Amount	Value
3.55%, 5/1/2028	$ 325,000	$ 313,765
3.70%, 4/15/2024	430,000	432,541
3.90%, 3/1/2038	150,000	138,911
3.95%, 10/15/2025	300,000	303,318
3.97%, 11/1/2047	488,000	438,170
4.00%, 8/15/2047	200,000	181,156
4.00%, 3/1/2048	206,000	187,332
4.00%, 11/1/2049	716,000	643,562
4.05%, 11/1/2052	67,000	59,988
4.15%, 10/15/2028	350,000	355,257
4.20%, 8/15/2034	364,000	351,471
4.25%, 10/15/2030	130,000	131,409
4.25%, 1/15/2033	254,000	252,611
4.40%, 8/15/2035	161,000	158,337
4.50%, 1/15/2043	335,000	322,809
4.60%, 10/15/2038	240,000	242,784
4.60%, 8/15/2045	190,000	187,541
4.65%, 7/15/2042	346,000	346,197
4.70%, 10/15/2048	190,000	192,259
4.95%, 10/15/2058	205,000	208,682
5.15%, 3/1/2020	340,000	348,082
5.65%, 6/15/2035	300,000	328,803
6.40%, 5/15/2038	7,000	8,247
6.45%, 3/15/2037	100,000	119,180
Discovery Communications LLC:
2.95%, 3/20/2023	176,000	168,425
3.50%, 6/15/2022 (e)	100,000	98,682
3.80%, 3/13/2024	466,000	455,329
3.90%, 11/15/2024 (e)	68,000	66,280
3.95%, 3/20/2028	275,000	254,884
4.38%, 6/15/2021	128,000	130,181
4.90%, 3/11/2026 (a)	120,000	120,502
5.00%, 9/20/2037	220,000	203,201
5.20%, 9/20/2047	160,000	147,366
6.35%, 6/1/2040	275,000	288,357
Grupo Televisa SAB 6.63%, 1/15/2040	230,000	247,574
NBCUniversal Media LLC:
2.88%, 1/15/2023	162,000	158,893
4.38%, 4/1/2021	359,000	368,682
5.15%, 4/30/2020	155,000	159,089
5.95%, 4/1/2041	740,000	846,242
6.40%, 4/30/2040	100,000	119,612
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	201,990
5.85%, 4/15/2040	560,000	616,011
Time Warner Cable LLC:
4.00%, 9/1/2021	206,000	204,486
4.13%, 2/15/2021	141,000	141,935
4.50%, 9/15/2042	449,000	356,870
5.50%, 9/1/2041	605,000	536,877
5.88%, 11/15/2040	297,000	275,132
6.55%, 5/1/2037	575,000	581,273
6.75%, 6/15/2039	486,000	492,799

193

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.30%, 7/1/2038	$ 150,000	$ 160,569
Viacom, Inc.:
3.88%, 12/15/2021	354,000	356,032
4.25%, 9/1/2023	97,000	96,668
4.38%, 3/15/2043	874,000	706,279
Walt Disney Co.:
2.75%, 8/16/2021	102,000	101,335
3.00%, 2/13/2026	214,000	206,703
4.38%, 8/16/2041	450,000	457,119
Series GMTN, 2.15%, 9/17/2020	120,000	118,598
Series GMTN, 4.13%, 6/1/2044	230,000	227,638
Series MTN, 1.85%, 7/30/2026	230,000	204,355
Series MTN, 2.35%, 12/1/2022	237,000	230,001
Series MTN, 2.95%, 6/15/2027 (a)	200,000	191,198
Series MTN, 3.00%, 7/30/2046 (a)	120,000	97,891
Series MTN, 3.75%, 6/1/2021	267,000	271,587
Warner Media LLC:
2.95%, 7/15/2026	102,000	90,872
3.55%, 6/1/2024	636,000	615,871
3.60%, 7/15/2025	230,000	218,206
3.80%, 2/15/2027	497,000	466,897
3.88%, 1/15/2026	175,000	167,204
4.00%, 1/15/2022	183,000	184,724
4.70%, 1/15/2021	100,000	102,438
4.75%, 3/29/2021	250,000	256,360
4.85%, 7/15/2045	630,000	568,411
4.90%, 6/15/2042	100,000	91,231
7.70%, 5/1/2032	60,000	76,399
		33,238,826
METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	97,022
Timken Co.:
3.88%, 9/1/2024	70,000	69,263
4.50%, 12/15/2028	270,000	265,567
Valmont Industries, Inc. 5.25%, 10/1/2054	100,000	88,655
		520,507
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	155,000	155,205
Barrick North America Finance LLC:
5.70%, 5/30/2041	431,000	454,989
5.75%, 5/1/2043	170,000	180,135
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	125,000	133,472
Security Description	Principal Amount	Value
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	$ 654,000	$ 648,448
4.13%, 2/24/2042	575,000	549,378
Goldcorp, Inc.:
3.70%, 3/15/2023	100,000	99,059
5.45%, 6/9/2044	200,000	198,900
Kinross Gold Corp.:
5.13%, 9/1/2021	100,000	100,652
5.95%, 3/15/2024	500,000	501,415
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	128,693
4.88%, 3/15/2042	236,000	223,133
5.88%, 4/1/2035	175,000	188,183
6.25%, 10/1/2039	171,000	186,344
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	128,000	123,363
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	520,000	521,170
Southern Copper Corp.:
3.88%, 4/23/2025 (a)	570,000	549,964
5.25%, 11/8/2042	295,000	279,982
5.38%, 4/16/2020	300,000	306,792
Yamana Gold, Inc. 4.63%, 12/15/2027	158,000	146,068
		5,675,345
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	113,000	108,399
Series MTN, 2.00%, 6/26/2022	106,000	102,411
Series MTN, 3.00%, 9/14/2021 (a)	200,000	201,338
Series MTN, 3.00%, 8/7/2025	175,000	171,013
Series MTN, 3.25%, 2/14/2024	50,000	50,292
Series MTN, 3.88%, 6/15/2044	50,000	49,418
Carlisle Cos., Inc.:
3.50%, 12/1/2024	468,000	447,679
3.75%, 11/15/2022	150,000	148,013
Crane Co.:
4.20%, 3/15/2048	100,000	92,593
4.45%, 12/15/2023	50,000	51,443
Eaton Corp.:
3.10%, 9/15/2027	358,000	337,769
3.92%, 9/15/2047	50,000	44,630
4.00%, 11/2/2032	270,000	264,408
4.15%, 11/2/2042	257,000	236,967
General Electric Co.:
2.70%, 10/9/2022	765,000	710,348
3.38%, 3/11/2024	346,000	320,133
4.13%, 10/9/2042	307,000	239,810
4.50%, 3/11/2044	225,000	183,168
5.30%, 2/11/2021 (a)	408,000	408,767

194

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.75%, 3/15/2032	$ 545,000	$ 568,190
Series GMTN, 2.20%, 1/9/2020	449,000	442,750
Series GMTN, 3.10%, 1/9/2023	130,000	121,152
Series GMTN, 3.45%, 5/15/2024	175,000	160,620
Series GMTN, 4.63%, 1/7/2021	298,000	298,912
Series GMTN, 6.15%, 8/7/2037	257,000	251,128
Series GMTN, 6.88%, 1/10/2039	125,000	130,755
Series MTN, 4.65%, 10/17/2021	523,000	524,736
Series MTN, 5.88%, 1/14/2038	811,000	774,910
Hexcel Corp.:
3.95%, 2/15/2027	100,000	97,172
4.70%, 8/15/2025	25,000	25,616
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	405,000	376,751
3.90%, 9/1/2042	131,000	128,376
4.88%, 9/15/2041	100,000	109,610
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	100,000	98,870
3.75%, 8/21/2028	150,000	146,963
4.30%, 2/21/2048	100,000	94,354
5.75%, 6/15/2043	200,000	226,802
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	200,000	198,096
Parker-Hannifin Corp.:
3.25%, 3/1/2027	198,000	189,686
4.10%, 3/1/2047	115,000	110,410
Series MTN, 4.20%, 11/21/2034	71,000	70,720
Textron, Inc.:
3.65%, 3/15/2027	150,000	142,109
3.88%, 3/1/2025	55,000	53,687
4.00%, 3/15/2026	50,000	48,706
		9,559,680
OIL & GAS — 1.6%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	232,252
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	40,000	40,849
5.55%, 3/15/2026 (a)	115,000	120,460
6.20%, 3/15/2040	350,000	365,617
6.45%, 9/15/2036	385,000	409,355
6.60%, 3/15/2046	505,000	557,232
Apache Corp.:
3.25%, 4/15/2022	280,000	273,608
4.25%, 1/15/2044	200,000	160,584
4.38%, 10/15/2028 (a)	200,000	186,684
Security Description	Principal Amount	Value
4.75%, 4/15/2043	$ 271,000	$ 233,965
5.10%, 9/1/2040	120,000	108,385
6.00%, 1/15/2037	101,000	102,510
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	1,054,000	1,023,223
2.75%, 5/10/2023	250,000	242,987
3.12%, 5/4/2026	201,000	191,143
3.22%, 11/28/2023	130,000	128,275
3.25%, 5/6/2022	134,000	133,142
3.79%, 2/6/2024	110,000	111,395
4.23%, 11/6/2028	210,000	214,975
4.50%, 10/1/2020	304,000	310,594
4.74%, 3/11/2021	200,000	206,224
BP Capital Markets PLC:
2.32%, 2/13/2020	553,000	548,587
3.06%, 3/17/2022	200,000	198,214
3.25%, 5/6/2022 (a)	250,000	248,600
3.28%, 9/19/2027	876,000	832,866
3.51%, 3/17/2025	150,000	147,093
3.54%, 11/4/2024	251,000	249,085
3.56%, 11/1/2021	125,000	125,894
3.72%, 11/28/2028	77,000	75,618
3.81%, 2/10/2024	300,000	303,111
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	70,000	66,934
3.45%, 11/15/2021	312,000	308,640
3.85%, 6/1/2027	488,000	461,702
6.25%, 3/15/2038	165,000	180,093
6.50%, 2/15/2037	250,000	283,555
Series GMTN, 4.95%, 6/1/2047	65,000	62,542
Cenovus Energy, Inc.:
3.00%, 8/15/2022 (a)	99,000	93,843
4.25%, 4/15/2027 (a)	212,000	193,045
4.45%, 9/15/2042	125,000	95,948
5.25%, 6/15/2037	139,000	121,236
5.40%, 6/15/2047	365,000	314,568
6.75%, 11/15/2039	500,000	491,480
Chevron Corp.:
1.96%, 3/3/2020	518,000	512,732
2.10%, 5/16/2021	256,000	250,980
2.36%, 12/5/2022	72,000	69,744
2.41%, 3/3/2022	50,000	48,846
2.42%, 11/17/2020	150,000	148,627
2.43%, 6/24/2020	211,000	209,477
2.57%, 5/16/2023	260,000	252,824
2.90%, 3/3/2024	305,000	298,095
2.95%, 5/16/2026	321,000	309,107
3.19%, 6/24/2023	252,000	251,577
3.33%, 11/17/2025	150,000	148,483
Cimarex Energy Co. 3.90%, 5/15/2027	88,000	82,013
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	360,000	348,599

195

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	$ 150,000	$ 143,193
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	194,574
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	235,000	238,946
Concho Resources, Inc.:
3.75%, 10/1/2027	398,000	375,123
4.30%, 8/15/2028	110,000	107,617
4.38%, 1/15/2025	130,000	127,802
4.85%, 8/15/2048	75,000	71,336
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	150,000	177,580
ConocoPhillips Co.:
4.95%, 3/15/2026 (a)	375,000	401,010
5.90%, 10/15/2032	133,000	154,477
6.50%, 2/1/2039	495,000	612,543
ConocoPhillips Holding Co. 6.95%, 4/15/2029	695,000	849,943
Continental Resources, Inc.:
3.80%, 6/1/2024	245,000	231,523
4.38%, 1/15/2028	145,000	136,693
4.50%, 4/15/2023	310,000	304,311
4.90%, 6/1/2044	165,000	146,583
5.00%, 9/15/2022	228,000	226,192
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	461,000	449,157
4.75%, 5/15/2042	449,000	386,926
Ecopetrol SA:
4.13%, 1/16/2025	370,000	352,455
5.38%, 6/26/2026	375,000	377,797
5.88%, 9/18/2023	500,000	522,145
5.88%, 5/28/2045 (a)	200,000	188,750
7.38%, 9/18/2043 (a)	380,000	419,493
Encana Corp.:
3.90%, 11/15/2021	692,000	691,813
6.50%, 8/15/2034	325,000	344,890
7.38%, 11/1/2031	200,000	228,036
EOG Resources, Inc.:
3.90%, 4/1/2035	830,000	782,408
4.10%, 2/1/2021	100,000	101,341
4.15%, 1/15/2026	50,000	50,997
EQT Corp.:
3.00%, 10/1/2022	285,000	270,089
3.90%, 10/1/2027	250,000	216,190
Equinor ASA:
2.45%, 1/17/2023	474,000	459,169
2.75%, 11/10/2021	200,000	198,376
2.90%, 11/8/2020	711,000	710,886
3.15%, 1/23/2022	485,000	484,185
3.25%, 11/10/2024	204,000	202,707
3.70%, 3/1/2024	211,000	214,545
Security Description	Principal Amount	Value
4.80%, 11/8/2043	$ 450,000	$ 487,854
5.10%, 8/17/2040	166,000	183,827
Exxon Mobil Corp.:
1.91%, 3/6/2020	151,000	149,396
2.22%, 3/1/2021	889,000	877,736
2.71%, 3/6/2025	206,000	198,362
2.73%, 3/1/2023	88,000	86,532
3.04%, 3/1/2026	160,000	155,971
3.18%, 3/15/2024	260,000	260,068
3.57%, 3/6/2045	460,000	427,119
4.11%, 3/1/2046	255,000	258,907
Hess Corp.:
4.30%, 4/1/2027	330,000	302,511
5.60%, 2/15/2041	710,000	624,914
5.80%, 4/1/2047	227,000	204,025
7.13%, 3/15/2033	500,000	531,445
7.88%, 10/1/2029	100,000	112,872
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	101,901
Husky Energy, Inc. 3.95%, 4/15/2022	251,000	251,457
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	98,362
2.80%, 11/1/2022	246,000	230,795
4.40%, 7/15/2027	105,000	99,570
6.60%, 10/1/2037	120,000	128,824
6.80%, 3/15/2032 (a)	250,000	274,712
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (e)	190,000	178,454
4.50%, 4/1/2048 (e)	1,175,000	994,449
5.13%, 3/1/2021	103,000	105,924
5.13%, 12/15/2026 (e)	50,000	51,045
6.50%, 3/1/2041	434,000	466,936
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	230,968
6.40%, 5/15/2037	791,000	968,500
7.50%, 7/30/2039	125,000	173,337
Noble Energy, Inc.:
3.90%, 11/15/2024	415,000	400,346
4.15%, 12/15/2021	300,000	300,765
4.95%, 8/15/2047	150,000	130,447
5.25%, 11/15/2043	250,000	222,642
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	47,461
3.13%, 2/15/2022	409,000	407,012
3.40%, 4/15/2026	152,000	148,724
4.10%, 2/15/2047	460,000	432,727
4.20%, 3/15/2048	300,000	286,485
4.40%, 4/15/2046	300,000	291,900
4.63%, 6/15/2045	250,000	250,715
Series 1, 4.10%, 2/1/2021	250,000	254,137
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	863,000	784,484
Petro-Canada 6.80%, 5/15/2038	220,000	259,090

196

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Petroleos Mexicanos:
2.38%, 4/15/2025	$ 61,750	$ 59,366
3.50%, 7/23/2020	425,000	416,368
3.50%, 1/30/2023	395,000	358,530
4.25%, 1/15/2025	310,000	271,904
4.50%, 1/23/2026 (a)	275,000	237,990
4.63%, 9/21/2023	350,000	328,727
4.88%, 1/24/2022	570,000	555,630
4.88%, 1/18/2024	275,000	256,894
5.35%, 2/12/2028	115,000	100,619
5.50%, 1/21/2021	802,000	799,803
5.50%, 6/27/2044	204,000	154,922
5.63%, 1/23/2046	530,000	401,523
6.00%, 3/5/2020	457,000	465,569
6.35%, 2/12/2048	471,000	376,263
6.38%, 2/4/2021	235,000	238,039
6.38%, 1/23/2045	140,000	113,203
6.50%, 3/13/2027	718,000	676,579
6.50%, 1/23/2029	270,000	251,848
6.50%, 6/2/2041	1,125,000	937,001
6.63%, 6/15/2035	228,000	199,197
6.75%, 9/21/2047	349,000	289,195
6.88%, 8/4/2026	1,060,000	1,031,772
Phillips 66:
3.90%, 3/15/2028	204,000	196,293
4.30%, 4/1/2022	174,000	178,700
4.88%, 11/15/2044	185,000	180,373
5.88%, 5/1/2042	350,000	382,791
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	150,465
4.45%, 1/15/2026	50,000	50,535
Shell International Finance B.V.:
1.75%, 9/12/2021	202,000	195,128
1.88%, 5/10/2021	218,000	211,955
2.13%, 5/11/2020	360,000	356,098
2.25%, 11/10/2020	126,000	124,477
2.50%, 9/12/2026	274,000	254,921
2.88%, 5/10/2026	241,000	230,673
3.25%, 5/11/2025	542,000	534,374
3.40%, 8/12/2023	138,000	138,963
3.50%, 11/13/2023 (a)	175,000	176,944
3.63%, 8/21/2042	220,000	199,179
3.75%, 9/12/2046	168,000	155,647
3.88%, 11/13/2028	250,000	256,815
4.00%, 5/10/2046	215,000	208,243
4.13%, 5/11/2035	424,000	422,206
4.38%, 5/11/2045	650,000	666,113
4.55%, 8/12/2043	140,000	145,429
6.38%, 12/15/2038	560,000	704,799
Suncor Energy, Inc.:
3.60%, 12/1/2024	208,000	203,559
4.00%, 11/15/2047	406,000	359,996
6.50%, 6/15/2038	500,000	576,645
Total Capital International SA:
2.75%, 6/19/2021	100,000	99,200
Security Description	Principal Amount	Value
2.88%, 2/17/2022	$ 83,000	$ 82,161
3.70%, 1/15/2024	114,000	116,093
3.75%, 4/10/2024	370,000	375,946
Total Capital SA:
3.88%, 10/11/2028 (a)	100,000	102,671
4.45%, 6/24/2020	920,000	937,977
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	93,423
6.13%, 2/1/2020	460,000	473,368
6.63%, 6/15/2037	390,000	429,842
7.50%, 4/15/2032	100,000	121,572
		57,887,242
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	42,596
5.13%, 9/15/2040	101,000	98,326
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	450,000	433,039
3.34%, 12/15/2027	571,000	525,229
4.08%, 12/15/2047	250,000	205,922
Halliburton Co.:
3.50%, 8/1/2023	360,000	355,165
3.80%, 11/15/2025	207,000	200,718
4.85%, 11/15/2035	106,000	104,314
5.00%, 11/15/2045	577,000	566,216
7.45%, 9/15/2039	325,000	405,502
National Oilwell Varco, Inc. 2.60%, 12/1/2022	232,000	219,017
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	295,623
		3,451,667
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	101,923
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,288
3.40%, 12/15/2027	185,000	172,968
3.65%, 9/15/2024	100,000	98,540
4.50%, 11/1/2023	200,000	205,418
Sonoco Products Co. 5.75%, 11/1/2040	100,000	111,748
WestRock RKT Co.:
3.50%, 3/1/2020	100,000	99,962
4.90%, 3/1/2022	200,000	205,094
WRKCo, Inc.:
3.00%, 9/15/2024 (e)	330,000	310,223
3.38%, 9/15/2027 (e)	450,000	413,397
3.75%, 3/15/2025 (e)	100,000	97,540
		1,851,101

197

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.50%, 5/14/2020	$ 1,699,000	$ 1,680,957
2.90%, 11/6/2022	747,000	728,355
3.20%, 11/6/2022	107,000	105,553
3.38%, 11/14/2021	300,000	299,919
3.60%, 5/14/2025	1,097,000	1,054,546
4.25%, 11/14/2028	156,000	151,936
4.40%, 11/6/2042	375,000	330,675
4.45%, 5/14/2046	180,000	158,216
4.50%, 5/14/2035	986,000	912,356
4.70%, 5/14/2045	349,000	319,052
4.88%, 11/14/2048	183,000	170,785
Allergan Finance LLC 3.25%, 10/1/2022	308,000	300,010
Allergan Funding SCS:
3.00%, 3/12/2020	790,000	786,943
3.80%, 3/15/2025	508,000	495,559
3.85%, 6/15/2024	266,000	262,345
4.55%, 3/15/2035	705,000	670,843
4.75%, 3/15/2045 (a)	339,000	321,999
4.85%, 6/15/2044	299,000	281,867
Allergan, Inc. 2.80%, 3/15/2023	260,000	247,757
AmerisourceBergen Corp.:
3.40%, 5/15/2024	104,000	101,444
3.45%, 12/15/2027	258,000	239,925
4.30%, 12/15/2047	791,000	673,995
AstraZeneca PLC:
2.38%, 11/16/2020	110,000	108,154
2.38%, 6/12/2022	468,000	448,115
3.13%, 6/12/2027	212,000	197,756
3.38%, 11/16/2025	395,000	382,569
3.50%, 8/17/2023	100,000	99,046
4.00%, 1/17/2029	115,000	114,227
4.00%, 9/18/2042	146,000	132,367
4.38%, 11/16/2045	165,000	156,960
4.38%, 8/17/2048	85,000	80,635
6.45%, 9/15/2037	330,000	395,010
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	50,226
3.25%, 2/27/2027	116,000	113,213
3.25%, 8/1/2042	105,000	91,672
4.50%, 3/1/2044	254,000	268,008
Cardinal Health, Inc.:
2.62%, 6/15/2022	315,000	303,821
3.08%, 6/15/2024	410,000	387,286
4.50%, 11/15/2044	325,000	276,425
4.90%, 9/15/2045	200,000	181,278
CVS Health Corp.:
2.13%, 6/1/2021	190,000	183,513
2.80%, 7/20/2020	969,000	960,366
2.88%, 6/1/2026	225,000	204,779
3.35%, 3/9/2021	405,000	403,777
Security Description	Principal Amount	Value
3.38%, 8/12/2024	$ 190,000	$ 183,696
3.70%, 3/9/2023	1,106,000	1,095,139
3.88%, 7/20/2025	627,000	611,457
4.00%, 12/5/2023	154,000	154,554
4.10%, 3/25/2025	1,298,000	1,284,747
4.30%, 3/25/2028	2,055,000	2,011,146
4.78%, 3/25/2038	955,000	917,860
4.88%, 7/20/2035	108,000	104,913
5.05%, 3/25/2048	835,000	814,651
5.13%, 7/20/2045	600,000	585,066
5.30%, 12/5/2043	435,000	437,292
Eli Lilly & Co.:
2.35%, 5/15/2022	90,000	88,280
2.75%, 6/1/2025	150,000	144,305
3.10%, 5/15/2027	280,000	272,269
3.95%, 5/15/2047	51,000	49,882
5.50%, 3/15/2027	100,000	111,882
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	144,296
3.05%, 11/30/2022	150,000	146,132
3.40%, 3/1/2027	276,000	256,084
3.90%, 2/15/2022	285,000	286,080
4.50%, 2/25/2026	209,000	211,949
4.75%, 11/15/2021	300,000	308,655
4.80%, 7/15/2046	90,000	85,895
6.13%, 11/15/2041	175,000	199,759
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	160,000	157,981
3.13%, 5/14/2021	374,000	374,486
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	450,000	452,250
3.63%, 5/15/2025	110,000	110,628
3.88%, 5/15/2028 (a)	200,000	203,384
4.20%, 3/18/2043	115,000	115,406
6.38%, 5/15/2038	533,000	670,162
Johnson & Johnson:
1.65%, 3/1/2021	120,000	117,085
1.95%, 11/10/2020	221,000	218,070
2.25%, 3/3/2022	181,000	177,910
2.63%, 1/15/2025	154,000	148,245
2.90%, 1/15/2028	205,000	195,927
2.95%, 3/3/2027	215,000	206,800
3.40%, 1/15/2038	1,089,000	1,016,581
3.50%, 1/15/2048	433,000	398,092
3.55%, 5/15/2021	250,000	254,120
3.63%, 3/3/2037	185,000	177,835
3.70%, 3/1/2046	641,000	609,956
3.75%, 3/3/2047	104,000	99,715
4.85%, 5/15/2041	100,000	112,062
McKesson Corp.:
2.85%, 3/15/2023	150,000	144,921
3.95%, 2/16/2028 (a)	220,000	211,563
4.75%, 5/30/2029	200,000	201,456
6.00%, 3/1/2041	100,000	110,981
Mead Johnson Nutrition Co.:

198

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/15/2020	$ 78,000	$ 77,762
4.13%, 11/15/2025	130,000	133,108
Medco Health Solutions, Inc. 4.13%, 9/15/2020	350,000	353,836
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	99,078
2.35%, 2/10/2022	143,000	140,173
2.75%, 2/10/2025	199,000	192,560
2.80%, 5/18/2023	535,000	527,831
3.60%, 9/15/2042	50,000	47,554
3.88%, 1/15/2021	205,000	209,047
4.15%, 5/18/2043	404,000	410,080
Mylan NV:
3.15%, 6/15/2021	461,000	451,845
3.75%, 12/15/2020	50,000	49,872
3.95%, 6/15/2026	212,000	191,307
5.25%, 6/15/2046	332,000	273,213
Mylan, Inc.:
4.55%, 4/15/2028 (e)	110,000	102,550
5.20%, 4/15/2048 (e)	500,000	425,640
5.40%, 11/29/2043	250,000	214,348
Novartis Capital Corp.:
1.80%, 2/14/2020	111,000	109,576
2.40%, 5/17/2022	155,000	151,111
2.40%, 9/21/2022	269,000	262,603
3.00%, 11/20/2025	266,000	257,836
3.10%, 5/17/2027	500,000	485,280
3.40%, 5/6/2024	400,000	401,300
4.00%, 11/20/2045	150,000	150,770
4.40%, 5/6/2044	445,000	473,938
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	525,000	458,666
Pfizer, Inc.:
1.95%, 6/3/2021	135,000	132,320
2.75%, 6/3/2026	259,000	245,770
3.00%, 9/15/2021	110,000	110,806
3.00%, 6/15/2023	500,000	498,005
3.00%, 12/15/2026	107,000	103,276
3.20%, 9/15/2023	200,000	200,514
3.40%, 5/15/2024	376,000	378,485
3.60%, 9/15/2028 (a)	300,000	301,113
4.00%, 12/15/2036	165,000	163,606
4.10%, 9/15/2038	150,000	150,627
4.13%, 12/15/2046	155,000	155,578
4.20%, 9/15/2048	125,000	126,974
4.40%, 5/15/2044	301,000	313,218
7.20%, 3/15/2039	380,000	529,363
Pharmacia LLC 6.60%, 12/1/2028	180,000	219,899
Sanofi:
3.38%, 6/19/2023	200,000	201,198
3.63%, 6/19/2028	200,000	201,644
4.00%, 3/29/2021	175,000	178,805
Shire Acquisitions Investments Ireland DAC:
Security Description	Principal Amount	Value
2.40%, 9/23/2021	$ 430,000	$ 415,470
2.88%, 9/23/2023	474,000	447,892
3.20%, 9/23/2026	818,000	745,640
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (e)	200,000	202,278
5.00%, 11/26/2028 (e)	250,000	255,390
Wyeth LLC:
5.95%, 4/1/2037	517,000	622,835
6.45%, 2/1/2024	300,000	343,302
Zoetis, Inc.:
3.00%, 9/12/2027	135,000	124,664
3.25%, 8/20/2021	25,000	24,917
3.25%, 2/1/2023	54,000	53,233
3.45%, 11/13/2020	100,000	100,286
3.90%, 8/20/2028	110,000	108,698
3.95%, 9/12/2047	101,000	91,840
4.45%, 8/20/2048	50,000	49,017
4.50%, 11/13/2025	225,000	231,440
4.70%, 2/1/2043	175,000	177,511
		47,682,343
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	175,000	169,445
4.25%, 12/1/2027	135,000	127,204
5.20%, 12/1/2047	375,000	337,174
5.25%, 1/15/2025	203,000	202,740
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	345,823
4.45%, 7/15/2027	78,000	72,074
5.95%, 6/1/2026	85,000	87,383
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	35,162
4.13%, 12/1/2027	100,000	89,623
4.15%, 7/1/2023	105,000	101,872
4.88%, 2/1/2021	588,000	594,668
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	198,803
5.80%, 6/1/2045	50,000	52,486
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	95,181
4.40%, 3/15/2027	203,000	186,723
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	141,201
5.88%, 10/15/2025	365,000	395,755
Series B, 7.50%, 4/15/2038	115,000	143,440
Enbridge, Inc.:
2.90%, 7/15/2022	100,000	96,724
3.70%, 7/15/2027	415,000	393,150
4.25%, 12/1/2026	225,000	221,998
5.50%, 12/1/2046 (a)	106,000	113,297
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	60,000	58,142
4.05%, 3/15/2025	503,000	473,343
4.15%, 10/1/2020	132,000	132,446

199

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 4/15/2027	$ 110,000	$ 103,006
4.75%, 1/15/2026	650,000	630,636
5.15%, 3/15/2045	341,000	296,094
5.30%, 4/15/2047	260,000	230,274
6.05%, 6/1/2041	300,000	288,255
6.13%, 12/15/2045	372,000	360,687
6.50%, 2/1/2042	128,000	129,076
7.50%, 7/1/2038	257,000	285,432
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	234,000	243,383
Enterprise Products Operating LLC:
2.80%, 2/15/2021	414,000	409,409
2.85%, 4/15/2021	70,000	69,220
3.35%, 3/15/2023	192,000	189,565
3.50%, 2/1/2022	100,000	100,065
3.70%, 2/15/2026	257,000	251,081
3.75%, 2/15/2025	169,000	167,040
3.95%, 2/15/2027	240,000	237,242
4.05%, 2/15/2022	161,000	163,351
4.15%, 10/16/2028	150,000	149,148
4.25%, 2/15/2048	51,000	45,629
4.45%, 2/15/2043	400,000	365,420
4.80%, 2/1/2049	150,000	145,142
4.90%, 5/15/2046	480,000	467,664
4.95%, 10/15/2054	364,000	352,083
5.20%, 9/1/2020	162,000	166,766
5.70%, 2/15/2042	50,000	53,046
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	155,000	127,607
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	808,000	670,123
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	400,000	333,384
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	58,519
Series 30Y, 6.50%, 7/15/2048	150,000	148,341
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	245,000	240,637
Series 5Y, 4.75%, 7/15/2023	100,000	99,475
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	150,000	149,498
3.95%, 9/1/2022	842,000	841,874
4.25%, 9/1/2024	250,000	248,672
5.00%, 3/1/2043	200,000	183,596
5.50%, 3/1/2044	475,000	462,792
5.63%, 9/1/2041	50,000	49,242
5.80%, 3/1/2021	300,000	314,502
5.80%, 3/15/2035	350,000	360,461
6.50%, 9/1/2039	244,000	261,651
Security Description	Principal Amount	Value
Series MTN, 6.95%, 1/15/2038	$ 512,000	$ 580,731
Kinder Morgan, Inc.:
3.15%, 1/15/2023	377,000	365,615
4.30%, 6/1/2025	231,000	229,796
4.30%, 3/1/2028	155,000	151,843
5.20%, 3/1/2048	102,000	97,466
5.55%, 6/1/2045	880,000	876,718
6.50%, 9/15/2020	150,000	156,931
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	143,000	128,779
4.25%, 2/1/2021	169,000	171,364
5.00%, 3/1/2026	50,000	52,138
MPLX L.P.:
3.38%, 3/15/2023	50,000	48,565
4.00%, 2/15/2025	200,000	193,006
4.00%, 3/15/2028	146,000	137,001
4.13%, 3/1/2027	271,000	258,228
4.50%, 4/15/2038	185,000	162,469
4.70%, 4/15/2048	80,000	69,090
4.88%, 12/1/2024	912,000	929,738
4.90%, 4/15/2058	25,000	21,092
5.20%, 3/1/2047	240,000	222,840
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	50,127
4.90%, 3/15/2025	220,000	222,981
6.13%, 2/1/2041	300,000	314,232
ONEOK, Inc.:
4.00%, 7/13/2027	295,000	282,495
4.25%, 2/1/2022	184,000	185,408
4.55%, 7/15/2028	426,000	420,253
5.20%, 7/15/2048	100,000	95,563
7.50%, 9/1/2023	100,000	112,938
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	46,561
4.90%, 10/1/2046	50,000	46,079
3.75%, 3/1/2028	230,000	212,456
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	500,000	469,660
4.30%, 1/31/2043	175,000	137,947
4.50%, 12/15/2026	225,000	216,346
4.65%, 10/15/2025	294,000	287,938
5.15%, 6/1/2042	135,000	118,349
5.75%, 1/15/2020	146,000	148,923
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	220,000	209,323
5.00%, 3/15/2027	175,000	176,148
5.63%, 2/1/2021	651,000	670,231
5.63%, 4/15/2023	150,000	156,948
5.63%, 3/1/2025	350,000	364,675
5.75%, 5/15/2024	426,000	445,055
5.88%, 6/30/2026	191,000	202,569
6.25%, 3/15/2022	39,000	40,989

200

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Spectra Energy Partners L.P. 3.38%, 10/15/2026	$ 381,000	$ 356,963
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	210,445
4.00%, 10/1/2027	250,000	229,035
4.25%, 4/1/2024	63,000	61,708
4.40%, 4/1/2021	50,000	50,439
4.65%, 2/15/2022	125,000	126,413
5.30%, 4/1/2044	200,000	176,582
5.35%, 5/15/2045	257,000	226,903
5.40%, 10/1/2047	550,000	495,863
5.95%, 12/1/2025	200,000	209,106
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	37,929
4.38%, 3/13/2025	75,000	74,208
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	234,660
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	678,000	651,097
3.80%, 10/1/2020	11,000	11,083
4.63%, 3/1/2034	470,000	451,195
4.88%, 1/15/2026	214,000	221,364
6.10%, 6/1/2040	275,000	301,298
6.20%, 10/15/2037	100,000	109,939
7.25%, 8/15/2038	25,000	30,120
7.63%, 1/15/2039	638,000	801,239
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	210,000	202,870
4.60%, 3/15/2048	150,000	138,291
Valero Energy Partners L.P. 4.38%, 12/15/2026	158,000	155,251
Western Gas Partners L.P.:
4.00%, 7/1/2022	200,000	197,344
4.50%, 3/1/2028	40,000	37,492
4.65%, 7/1/2026	50,000	48,173
4.75%, 8/15/2028	160,000	152,926
5.30%, 3/1/2048	100,000	86,240
5.38%, 6/1/2021	106,000	109,204
5.45%, 4/1/2044	150,000	132,240
5.50%, 8/15/2048	60,000	53,027
Williams Cos., Inc.:
3.35%, 8/15/2022	502,000	487,256
3.60%, 3/15/2022	282,000	277,099
3.70%, 1/15/2023	65,000	63,422
3.75%, 6/15/2027	303,000	284,881
3.90%, 1/15/2025	69,000	66,964
4.00%, 11/15/2021	75,000	75,233
4.00%, 9/15/2025	205,000	198,301
4.30%, 3/4/2024	323,000	321,178
4.55%, 6/24/2024	245,000	247,325
4.85%, 3/1/2048	115,000	104,501
4.90%, 1/15/2045	120,000	108,794
5.10%, 9/15/2045	377,000	350,346
5.25%, 3/15/2020	88,000	89,743
Security Description	Principal Amount	Value
5.75%, 6/24/2044	$ 95,000	$ 94,162
6.30%, 4/15/2040	42,000	44,563
7.88%, 9/1/2021	370,000	404,432
		35,401,396
REAL ESTATE — 0.0% (b)
CBRE Services, Inc. 4.88%, 3/1/2026	229,000	234,837
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	152,037
3.95%, 1/15/2027	50,000	48,419
4.30%, 1/15/2026	50,000	49,978
4.50%, 7/30/2029	65,000	64,773
4.70%, 7/1/2030	135,000	136,704
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	100,000	99,646
4.13%, 7/1/2024	50,000	50,148
American Tower Corp.:
2.25%, 1/15/2022	100,000	95,934
2.80%, 6/1/2020	204,000	202,415
3.00%, 6/15/2023	750,000	719,475
3.13%, 1/15/2027	90,000	82,110
3.45%, 9/15/2021	168,000	167,787
3.50%, 1/31/2023	110,000	108,218
3.60%, 1/15/2028	210,000	196,247
4.00%, 6/1/2025	346,000	339,291
4.70%, 3/15/2022	193,000	198,211
5.00%, 2/15/2024	234,000	242,665
5.90%, 11/1/2021	100,000	105,456
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	47,346
Series GMTN, 3.45%, 6/1/2025	100,000	98,422
Series GMTN, 3.50%, 11/15/2024	100,000	99,957
Series MTN, 3.20%, 1/15/2028	235,000	223,243
Series MTN, 3.35%, 5/15/2027	50,000	48,197
Series MTN, 4.15%, 7/1/2047	100,000	94,938
Series MTN, 4.35%, 4/15/2048	200,000	197,824
Boston Properties L.P.:
2.75%, 10/1/2026	179,000	162,178
3.65%, 2/1/2026	127,000	123,100
4.13%, 5/15/2021	200,000	202,864
4.50%, 12/1/2028	350,000	357,507
5.63%, 11/15/2020	195,000	201,753
Brixmor Operating Partnership L.P.:

201

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 9/15/2023	$ 100,000	$ 96,545
3.85%, 2/1/2025	250,000	240,757
3.88%, 8/15/2022	30,000	29,916
3.90%, 3/15/2027	100,000	94,788
4.13%, 6/15/2026	70,000	67,726
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	77,000	76,214
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	46,964
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	58,201
3.70%, 6/15/2021	50,000	49,618
5.00%, 7/1/2025	345,000	352,445
Crown Castle International Corp.:
2.25%, 9/1/2021	65,000	62,712
3.15%, 7/15/2023	505,000	485,138
3.20%, 9/1/2024	270,000	255,479
3.40%, 2/15/2021	250,000	249,417
3.65%, 9/1/2027	236,000	219,572
3.70%, 6/15/2026	196,000	186,269
3.80%, 2/15/2028	858,000	805,653
4.00%, 3/1/2027	103,000	99,465
4.75%, 5/15/2047	183,000	174,205
4.88%, 4/15/2022	250,000	258,370
5.25%, 1/15/2023	160,000	166,242
CubeSmart L.P. 4.38%, 12/15/2023	65,000	66,522
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	143,227
3.40%, 10/1/2020	200,000	199,656
3.63%, 10/1/2022	100,000	98,877
3.70%, 8/15/2027	130,000	123,205
4.45%, 7/15/2028	300,000	298,491
5.88%, 2/1/2020	18,000	18,362
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	28,503
3.38%, 12/15/2027	1,005,000	953,835
3.75%, 12/1/2024	125,000	123,860
EPR Properties:
4.50%, 6/1/2027	100,000	96,465
5.75%, 8/15/2022	100,000	104,784
ERP Operating L.P.:
2.85%, 11/1/2026	130,000	121,867
3.00%, 4/15/2023	104,000	102,358
3.38%, 6/1/2025	100,000	98,204
3.50%, 3/1/2028	150,000	145,899
4.00%, 8/1/2047	100,000	92,665
4.50%, 7/1/2044	200,000	201,254
4.50%, 6/1/2045	110,000	111,057
4.75%, 7/15/2020	124,000	126,367
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	96,366
3.88%, 5/1/2024	75,000	75,110
Security Description	Principal Amount	Value
4.50%, 3/15/2048	$ 330,000	$ 318,641
Federal Realty Investment Trust:
3.25%, 7/15/2027	158,000	149,479
4.50%, 12/1/2044	160,000	160,611
HCP, Inc.:
3.88%, 8/15/2024	316,000	310,141
4.00%, 6/1/2025	150,000	146,794
4.20%, 3/1/2024	70,000	70,022
4.25%, 11/15/2023	250,000	250,455
6.75%, 2/1/2041	250,000	306,827
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	247,000	231,313
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	220,000	214,036
3.38%, 7/15/2021	250,000	248,375
3.50%, 8/1/2026	40,000	37,598
Highwoods Realty L.P.:
3.88%, 3/1/2027	260,000	253,097
4.13%, 3/15/2028	345,000	338,531
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	151,428
4.38%, 2/15/2030	300,000	274,851
4.50%, 6/15/2023	100,000	100,517
4.50%, 3/15/2025	300,000	291,852
5.00%, 8/15/2022	178,000	181,612
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	300,000	305,781
Series E, 4.00%, 6/15/2025	96,000	93,113
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	96,494
4.75%, 12/15/2028	100,000	101,701
Kimco Realty Corp.:
3.20%, 5/1/2021	200,000	198,280
3.80%, 4/1/2027	108,000	103,948
4.45%, 9/1/2047	210,000	190,982
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	46,840
4.13%, 6/15/2022	100,000	101,872
4.40%, 2/15/2024	63,000	64,638
Life Storage L.P.:
3.50%, 7/1/2026	50,000	46,867
3.88%, 12/15/2027	158,000	150,190
Mid-America Apartments L.P.:
3.60%, 6/1/2027	108,000	103,914
3.75%, 6/15/2024	100,000	99,215
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	49,028
3.60%, 12/15/2026	270,000	259,249
3.80%, 10/15/2022	200,000	201,152
4.00%, 11/15/2025	65,000	64,396
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	49,188
4.50%, 4/1/2027 (a)	158,000	151,437

202

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/15/2028 (a)	$ 372,000	$ 362,975
5.25%, 1/15/2026	100,000	100,888
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	142,246
4.30%, 3/15/2027	58,000	56,306
Prologis L.P.:
3.88%, 9/15/2028	100,000	101,259
4.25%, 8/15/2023	90,000	92,885
4.38%, 9/15/2048	75,000	75,624
Public Storage:
2.37%, 9/15/2022	25,000	24,147
3.09%, 9/15/2027	88,000	82,354
Rayonier, Inc. 3.75%, 4/1/2022	170,000	168,033
Realty Income Corp.:
3.25%, 10/15/2022	155,000	153,357
3.65%, 1/15/2028	150,000	145,002
3.88%, 7/15/2024	60,000	60,199
3.88%, 4/15/2025	50,000	49,912
4.13%, 10/15/2026	125,000	125,566
4.65%, 3/15/2047	215,000	217,920
Regency Centers L.P.:
3.60%, 2/1/2027	240,000	229,164
4.13%, 3/15/2028	100,000	98,585
4.40%, 2/1/2047	135,000	126,037
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	100,000	100,678
Select Income REIT:
3.60%, 2/1/2020	214,000	212,793
4.25%, 5/15/2024	490,000	474,291
Senior Housing Properties Trust 4.75%, 2/15/2028	240,000	223,723
Simon Property Group L.P.:
2.35%, 1/30/2022	257,000	250,182
2.50%, 9/1/2020	146,000	144,390
2.63%, 6/15/2022	432,000	420,915
2.75%, 6/1/2023	150,000	145,593
3.30%, 1/15/2026	120,000	115,643
3.38%, 10/1/2024	805,000	789,681
3.38%, 6/15/2027 (a)	100,000	95,879
3.38%, 12/1/2027	113,000	108,209
3.50%, 9/1/2025	50,000	49,030
4.13%, 12/1/2021	401,000	410,748
4.25%, 11/30/2046	100,000	96,086
SITE Centers Corp. 4.70%, 6/1/2027	135,000	135,925
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	33,818
SL Green Realty Corp. 4.50%, 12/1/2022	381,000	386,429
STORE Capital Corp. 4.50%, 3/15/2028	50,000	48,620
UDR, Inc.:
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 1/15/2028	$ 700,000	$ 663,593
Series MTN, 2.95%, 9/1/2026	269,000	249,955
Series MTN, 4.00%, 10/1/2025	100,000	99,761
Ventas Realty L.P.:
3.25%, 10/15/2026	265,000	246,484
3.75%, 5/1/2024	250,000	247,015
3.85%, 4/1/2027	375,000	360,322
4.00%, 3/1/2028	100,000	96,828
4.13%, 1/15/2026	63,000	62,306
4.40%, 1/15/2029	110,000	109,536
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	284,000	281,708
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	295,000	273,881
4.13%, 6/1/2021	25,000	25,208
4.60%, 2/6/2024	49,000	49,447
4.88%, 6/1/2026	115,000	114,870
Vornado Realty L.P. 5.00%, 1/15/2022	257,000	265,512
Weingarten Realty Investors 3.50%, 4/15/2023	100,000	98,306
Welltower, Inc.:
3.95%, 9/1/2023	50,000	50,071
4.00%, 6/1/2025	125,000	122,911
4.25%, 4/1/2026	95,000	94,504
4.25%, 4/15/2028	530,000	524,536
4.95%, 9/1/2048	50,000	49,049
5.25%, 1/15/2022	250,000	260,067
6.50%, 3/15/2041	195,000	227,376
Weyerhaeuser Co.:
3.25%, 3/15/2023	135,000	131,756
4.63%, 9/15/2023	150,000	154,629
7.38%, 3/15/2032	171,000	208,759
WP Carey, Inc. 4.25%, 10/1/2026	275,000	268,026
		30,925,446
RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	71,596
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	24,722
3.80%, 11/15/2027	218,000	194,397
4.50%, 10/1/2025	270,000	259,726
5.50%, 2/1/2020	200,000	203,694
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	96,991
3.13%, 4/21/2026	25,000	23,223
3.75%, 6/1/2027	100,000	96,622
Best Buy Co., Inc. 4.45%, 10/1/2028	200,000	191,142
Costco Wholesale Corp.:

203

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 5/18/2022	$ 394,000	$ 385,249
3.00%, 5/18/2027	237,000	228,331
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	143,000	137,433
Dollar General Corp.:
3.88%, 4/15/2027	108,000	103,764
4.13%, 5/1/2028	145,000	141,059
Dollar Tree, Inc.:
3.70%, 5/15/2023	815,000	798,741
4.00%, 5/15/2025	250,000	240,285
4.20%, 5/15/2028	115,000	108,919
Home Depot, Inc.:
2.00%, 4/1/2021	125,000	122,571
2.63%, 6/1/2022	458,000	452,825
2.70%, 4/1/2023	326,000	322,280
2.80%, 9/14/2027	368,000	346,461
3.00%, 4/1/2026 (a)	80,000	77,325
3.25%, 3/1/2022	130,000	131,313
3.50%, 9/15/2056	110,000	92,393
3.90%, 12/6/2028	75,000	76,727
4.20%, 4/1/2043	345,000	339,894
4.25%, 4/1/2046	435,000	434,334
4.40%, 4/1/2021	310,000	319,480
4.40%, 3/15/2045	65,000	65,989
4.50%, 12/6/2048	200,000	206,610
4.88%, 2/15/2044	50,000	53,753
5.88%, 12/16/2036	514,000	617,114
5.95%, 4/1/2041	150,000	183,543
Kohl's Corp.:
4.25%, 7/17/2025 (a)	230,000	227,001
5.55%, 7/17/2045	150,000	140,112
Lowe's Cos., Inc.:
2.50%, 4/15/2026	350,000	311,251
3.10%, 5/3/2027 (a)	210,000	191,917
4.05%, 5/3/2047	300,000	258,669
4.38%, 9/15/2045	210,000	189,271
4.63%, 4/15/2020	370,000	373,685
4.65%, 4/15/2042	120,000	113,196
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	484,000	449,742
3.45%, 1/15/2021	53,000	52,535
4.38%, 9/1/2023	115,000	112,876
4.50%, 12/15/2034	20,000	16,158
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	314,000	310,427
Series MTN, 2.63%, 1/15/2022	279,000	273,504
Series MTN, 2.75%, 12/9/2020	315,000	312,685
Series MTN, 3.35%, 4/1/2023	180,000	179,228
Series MTN, 3.38%, 5/26/2025	115,000	112,230
Series MTN, 3.50%, 3/1/2027	129,000	124,782
Series MTN, 3.70%, 1/30/2026	278,000	273,091
Security Description	Principal Amount	Value
Series MTN, 3.80%, 4/1/2028	$ 225,000	$ 220,563
Series MTN, 4.45%, 3/1/2047	150,000	143,358
Series MTN, 4.45%, 9/1/2048	50,000	47,686
Series MTN, 4.70%, 12/9/2035	220,000	220,405
Series MTN, 4.88%, 12/9/2045	60,000	60,476
Series MTN, 6.30%, 10/15/2037	100,000	116,748
Series MTN, 6.30%, 3/1/2038	325,000	379,990
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	101,124
4.00%, 3/15/2027 (a)	310,000	293,207
5.00%, 1/15/2044	100,000	85,961
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	95,821
3.60%, 9/1/2027	108,000	102,047
4.63%, 9/15/2021	310,000	318,199
QVC, Inc.:
4.45%, 2/15/2025	165,000	151,737
5.13%, 7/2/2022	125,000	125,201
5.45%, 8/15/2034	175,000	153,428
Starbucks Corp.:
2.10%, 2/4/2021	160,000	155,978
2.20%, 11/22/2020	120,000	118,026
2.45%, 6/15/2026	100,000	90,042
2.70%, 6/15/2022	64,000	62,625
3.10%, 3/1/2023	100,000	98,432
3.50%, 3/1/2028	100,000	95,446
3.75%, 12/1/2047	300,000	250,158
3.80%, 8/15/2025	250,000	247,002
4.00%, 11/15/2028	150,000	148,375
4.30%, 6/15/2045	35,000	31,603
4.50%, 11/15/2048	85,000	79,257
Tapestry, Inc. 4.13%, 7/15/2027	807,000	752,366
Target Corp.:
2.50%, 4/15/2026 (a)	486,000	453,555
2.90%, 1/15/2022	337,000	336,545
3.63%, 4/15/2046	393,000	345,101
4.00%, 7/1/2042	270,000	254,729
6.50%, 10/15/2037	330,000	403,933
TJX Cos., Inc. 2.50%, 5/15/2023	130,000	125,921
Walgreen Co.:
3.10%, 9/15/2022	220,000	214,812
4.40%, 9/15/2042	112,000	98,002
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	100,000	99,494
3.45%, 6/1/2026	223,000	209,691
3.80%, 11/18/2024	437,000	430,314
4.65%, 6/1/2046	120,000	108,330
4.80%, 11/18/2044	355,000	324,321
Walmart, Inc.:
2.35%, 12/15/2022	678,000	660,019
2.55%, 4/11/2023	278,000	271,375

204

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 12/15/2024	$ 1,026,000	$ 992,101
2.85%, 6/23/2020	400,000	400,684
3.13%, 6/23/2021	375,000	377,726
3.40%, 6/26/2023	750,000	758,527
3.55%, 6/26/2025	180,000	181,757
3.63%, 12/15/2047	245,000	226,760
3.70%, 6/26/2028	600,000	608,568
3.95%, 6/28/2038	105,000	104,337
4.05%, 6/29/2048	265,000	263,285
4.30%, 4/22/2044	421,000	430,199
5.88%, 4/5/2027	140,000	162,134
6.50%, 8/15/2037	45,000	58,638
		24,816,985
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
3.13%, 12/5/2023	70,000	67,834
3.50%, 12/5/2026	654,000	624,747
3.90%, 12/15/2025	135,000	132,720
5.30%, 12/15/2045	50,000	52,836
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	49,624
3.30%, 4/1/2027	251,000	241,214
3.90%, 10/1/2025	63,000	63,449
4.35%, 4/1/2047 (a)	53,000	51,837
5.10%, 10/1/2035	190,000	204,735
5.85%, 6/15/2041	360,000	423,443
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	448,000	437,817
2.38%, 1/15/2020	440,000	434,702
2.65%, 1/15/2023	441,000	408,723
3.00%, 1/15/2022	377,000	362,508
3.13%, 1/15/2025	398,000	357,157
3.50%, 1/15/2028	207,000	178,494
3.63%, 1/15/2024	519,000	490,777
3.88%, 1/15/2027	683,000	612,405
Intel Corp.:
1.70%, 5/19/2021	590,000	573,273
1.85%, 5/11/2020	450,000	444,866
2.45%, 7/29/2020	93,000	92,542
2.60%, 5/19/2026	115,000	107,976
2.70%, 12/15/2022	384,000	377,829
2.88%, 5/11/2024	366,000	356,960
3.15%, 5/11/2027	100,000	97,509
3.30%, 10/1/2021	300,000	303,108
3.70%, 7/29/2025	406,000	409,812
3.73%, 12/8/2047	326,000	302,505
4.00%, 12/15/2032	86,000	88,713
4.10%, 5/19/2046	106,000	104,115
4.10%, 5/11/2047	164,000	160,157
KLA-Tencor Corp. 4.13%, 11/1/2021	89,000	90,318
Lam Research Corp.:
2.75%, 3/15/2020	144,000	143,119
2.80%, 6/15/2021	50,000	49,305
Security Description	Principal Amount	Value
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	$ 325,000	$ 324,542
4.88%, 6/22/2028	50,000	49,155
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	92,585
Micron Technology, Inc. 5.50%, 2/1/2025	235,000	230,530
NVIDIA Corp.:
2.20%, 9/16/2021	233,000	227,625
3.20%, 9/16/2026	100,000	95,016
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (e)	100,000	100,673
5.35%, 3/1/2026 (e)	100,000	102,018
5.55%, 12/1/2028 (e)	65,000	66,619
QUALCOMM, Inc.:
2.60%, 1/30/2023	118,000	113,483
2.90%, 5/20/2024	214,000	203,683
3.00%, 5/20/2022	563,000	554,634
3.25%, 5/20/2027	450,000	418,671
3.45%, 5/20/2025	200,000	192,366
4.30%, 5/20/2047	173,000	153,996
4.65%, 5/20/2035	265,000	256,448
4.80%, 5/20/2045	236,000	225,323
Texas Instruments, Inc.:
1.75%, 5/1/2020	230,000	226,720
4.15%, 5/15/2048	250,000	249,590
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	47,738
3.00%, 3/15/2021	100,000	99,652
		12,928,196
SHIPBUILDING — 0.0% (b)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	147,619
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	60,000	58,395
2.60%, 6/15/2022	197,000	190,732
3.40%, 9/15/2026	164,000	154,111
3.40%, 6/15/2027	65,000	60,609
4.50%, 6/15/2047	30,000	26,906
Adobe, Inc. 3.25%, 2/1/2025	115,000	113,140
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	99,659
3.50%, 6/15/2027	383,000	357,174
4.38%, 6/15/2025	225,000	225,983
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	83,000	78,529
CA, Inc.:
3.60%, 8/15/2022	220,000	214,887
4.70%, 3/15/2027	180,000	171,272
Citrix Systems, Inc. 4.50%, 12/1/2027	544,000	518,068

205

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Electronic Arts, Inc.:
3.70%, 3/1/2021	$ 50,000	$ 50,380
4.80%, 3/1/2026	150,000	154,056
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	344,000	316,146
3.50%, 4/15/2023	209,000	207,357
3.63%, 10/15/2020	49,000	49,143
4.50%, 10/15/2022	33,000	33,958
4.50%, 8/15/2046	200,000	181,460
5.00%, 10/15/2025	726,000	754,532
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	71,399
3.80%, 10/1/2023	100,000	100,468
3.85%, 6/1/2025	247,000	245,419
Microsoft Corp.:
1.55%, 8/8/2021	586,000	569,264
1.85%, 2/6/2020	254,000	252,105
1.85%, 2/12/2020	376,000	372,823
2.00%, 11/3/2020	706,000	698,283
2.00%, 8/8/2023	238,000	228,216
2.13%, 11/15/2022	166,000	161,654
2.38%, 2/12/2022	400,000	395,160
2.38%, 5/1/2023	375,000	366,559
2.40%, 2/6/2022	395,000	390,544
2.40%, 8/8/2026	450,000	419,760
2.65%, 11/3/2022	374,000	371,251
2.70%, 2/12/2025	372,000	360,516
2.88%, 2/6/2024	309,000	305,650
3.00%, 10/1/2020	444,000	446,957
3.13%, 11/3/2025	932,000	922,372
3.30%, 2/6/2027	626,000	620,447
3.45%, 8/8/2036	710,000	674,131
3.50%, 2/12/2035	286,000	274,643
3.50%, 11/15/2042	157,000	145,829
3.63%, 12/15/2023	224,000	230,617
3.70%, 8/8/2046	249,000	239,060
3.75%, 2/12/2045	214,000	207,173
3.95%, 8/8/2056	285,000	276,547
4.00%, 2/12/2055	302,000	297,395
4.10%, 2/6/2037	464,000	476,690
4.20%, 11/3/2035	162,000	169,055
4.45%, 11/3/2045	192,000	206,559
4.50%, 2/6/2057	301,000	324,012
4.75%, 11/3/2055	265,000	296,458
Series 30Y, 4.25%, 2/6/2047	305,000	320,098
Oracle Corp.:
1.90%, 9/15/2021	368,000	355,981
2.40%, 9/15/2023	485,000	465,586
2.50%, 5/15/2022	203,000	198,638
2.50%, 10/15/2022	234,000	227,691
2.63%, 2/15/2023	380,000	370,504
2.65%, 7/15/2026	983,000	912,558
2.95%, 11/15/2024	465,000	451,915
2.95%, 5/15/2025	420,000	404,044
Security Description	Principal Amount	Value
3.25%, 11/15/2027	$ 676,000	$ 651,968
3.40%, 7/8/2024	433,000	432,121
3.80%, 11/15/2037	554,000	517,575
3.85%, 7/15/2036	521,000	492,220
3.90%, 5/15/2035	379,000	362,608
4.00%, 7/15/2046	668,000	623,084
4.00%, 11/15/2047	531,000	494,361
4.13%, 5/15/2045	219,000	207,601
4.30%, 7/8/2034	189,000	189,747
4.38%, 5/15/2055	234,000	228,534
4.50%, 7/8/2044	200,000	200,920
5.38%, 7/15/2040	5,000	5,583
6.13%, 7/8/2039	173,000	209,249
salesforce.com, Inc.:
3.25%, 4/11/2023	75,000	75,299
3.70%, 4/11/2028	75,000	75,329
VMware, Inc.:
2.30%, 8/21/2020	110,000	107,729
2.95%, 8/21/2022	368,000	351,087
3.90%, 8/21/2027	179,000	158,891
		24,224,434
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
3.13%, 7/16/2022	466,000	456,736
4.38%, 7/16/2042 (a)	100,000	95,917
5.00%, 3/30/2020	616,000	626,731
6.13%, 11/15/2037	200,000	233,366
AT&T, Inc.:
2.45%, 6/30/2020	363,000	358,684
3.00%, 2/15/2022	97,000	95,307
3.00%, 6/30/2022	1,196,000	1,167,404
3.20%, 3/1/2022	614,000	605,766
3.40%, 5/15/2025	291,000	274,131
3.80%, 3/1/2024	116,000	114,772
3.88%, 8/15/2021	200,000	201,754
3.95%, 1/15/2025	128,000	124,972
4.10%, 2/15/2028	1,849,000	1,777,610
4.13%, 2/17/2026	353,000	345,192
4.25%, 3/1/2027	315,000	308,199
4.30%, 2/15/2030	894,000	847,440
4.30%, 12/15/2042	232,000	197,671
4.35%, 6/15/2045	823,000	698,529
4.45%, 4/1/2024	813,000	824,910
4.50%, 5/15/2035	542,000	491,301
4.50%, 3/9/2048	75,000	64,489
4.55%, 3/9/2049	317,000	273,089
4.75%, 5/15/2046	628,000	558,229
4.80%, 6/15/2044	282,000	252,951
5.00%, 3/1/2021	1,515,000	1,566,616
5.15%, 3/15/2042	161,000	150,390
5.15%, 11/15/2046	764,000	711,360
5.25%, 3/1/2037	435,000	426,509
5.35%, 9/1/2040	262,000	253,472
5.45%, 3/1/2047 (a)	370,000	360,783

206

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 3/1/2057	$ 260,000	$ 256,786
6.00%, 8/15/2040	180,000	183,998
6.38%, 3/1/2041	179,000	190,750
Bell Canada, Inc. 4.46%, 4/1/2048	500,000	487,745
British Telecommunications PLC 9.63%, 12/15/2030	600,000	812,748
Cisco Systems, Inc.:
2.20%, 2/28/2021	310,000	305,914
2.45%, 6/15/2020	961,000	955,436
2.50%, 9/20/2026	200,000	186,264
2.60%, 2/28/2023	175,000	171,447
2.90%, 3/4/2021	75,000	75,037
3.00%, 6/15/2022	146,000	145,851
3.50%, 6/15/2025	45,000	45,179
3.63%, 3/4/2024	178,000	181,553
4.45%, 1/15/2020	291,000	295,423
5.90%, 2/15/2039	934,000	1,154,097
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	533,000	700,197
Juniper Networks, Inc.:
3.30%, 6/15/2020	200,000	200,616
4.50%, 3/15/2024	230,000	231,490
5.95%, 3/15/2041	120,000	118,682
Koninklijke KPN NV 8.38%, 10/1/2030	50,000	64,792
Motorola Solutions, Inc.:
3.75%, 5/15/2022	318,000	314,922
4.60%, 2/23/2028	200,000	193,762
Orange SA:
4.13%, 9/14/2021	445,000	454,007
9.00%, 3/1/2031	339,000	467,881
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	129,881
4.10%, 10/1/2023	226,000	230,131
4.30%, 2/15/2048	267,000	253,824
4.50%, 3/15/2043	183,000	180,493
5.00%, 3/15/2044	38,000	39,489
Telefonica Emisiones SA:
4.10%, 3/8/2027	100,000	96,611
4.57%, 4/27/2023	130,000	133,491
4.67%, 3/6/2038	153,000	137,519
4.90%, 3/6/2048	154,000	136,727
5.21%, 3/8/2047	1,002,000	916,790
7.05%, 6/20/2036	399,000	456,213
Telefonica Emisiones SAU:
5.13%, 4/27/2020	139,000	142,055
5.46%, 2/16/2021	290,000	300,510
TELUS Corp.:
2.80%, 2/16/2027	50,000	46,072
3.70%, 9/15/2027	100,000	97,889
4.60%, 11/16/2048	100,000	99,324
Verizon Communications, Inc.:
1.75%, 8/15/2021	200,000	193,322
2.63%, 8/15/2026	293,000	265,405
Security Description	Principal Amount	Value
2.95%, 3/15/2022	$ 250,000	$ 247,262
3.38%, 2/15/2025 (e)	85,000	82,453
3.38%, 2/15/2025	736,000	713,942
3.85%, 11/1/2042	353,000	304,876
4.13%, 3/16/2027	512,000	512,758
4.13%, 8/15/2046	152,000	134,868
4.27%, 1/15/2036	305,000	286,688
4.33%, 9/21/2028	3,922,000	3,936,355
4.50%, 8/10/2033	560,000	553,302
4.52%, 9/15/2048	933,000	873,904
4.60%, 4/1/2021	100,000	103,207
4.81%, 3/15/2039	929,000	913,848
5.01%, 8/21/2054	405,000	390,894
5.15%, 9/15/2023	250,000	266,305
5.25%, 3/16/2037	1,077,000	1,127,554
5.50%, 3/16/2047	357,000	381,815
6.55%, 9/15/2043	645,000	757,714
Vodafone Group PLC:
2.95%, 2/19/2023	374,000	359,896
3.75%, 1/16/2024	390,000	383,542
4.13%, 5/30/2025	75,000	74,099
4.38%, 5/30/2028	175,000	169,634
4.38%, 2/19/2043	264,000	222,805
5.00%, 5/30/2038	80,000	74,787
5.25%, 5/30/2048	290,000	271,733
6.15%, 2/27/2037	232,000	243,178
7.88%, 2/15/2030	172,000	213,865
		40,115,887
TEXTILES — 0.0% (b)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	49,153
3.25%, 6/1/2022	470,000	466,701
3.70%, 4/1/2027	58,000	56,542
		572,396
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc.:
3.15%, 5/15/2021	238,000	236,550
3.50%, 9/15/2027	30,000	27,380
5.10%, 5/15/2044	230,000	207,435
		471,365
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	203,000	197,058
3.05%, 9/1/2022	301,000	299,414
3.25%, 6/15/2027 (a)	358,000	352,200
3.40%, 9/1/2024	100,000	100,056
3.45%, 9/15/2021	150,000	151,172
3.65%, 9/1/2025	150,000	151,169
3.90%, 8/1/2046	35,000	32,814
4.05%, 6/15/2048	75,000	71,901
4.13%, 6/15/2047	200,000	194,208

207

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 4/1/2045	$ 306,000	$ 298,142
4.15%, 12/15/2048	30,000	29,281
4.38%, 9/1/2042	100,000	100,304
4.55%, 9/1/2044	430,000	448,688
4.70%, 9/1/2045	200,000	210,038
4.90%, 4/1/2044	330,000	355,763
4.95%, 9/15/2041	100,000	107,798
7.00%, 12/15/2025	51,000	61,387
Canadian National Railway Co.:
2.40%, 2/3/2020	290,000	288,245
2.75%, 3/1/2026	50,000	47,862
2.85%, 12/15/2021	100,000	99,291
3.20%, 8/2/2046	200,000	171,096
3.65%, 2/3/2048	150,000	138,936
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	450,000	455,206
4.80%, 9/15/2035	166,000	174,124
4.80%, 8/1/2045	50,000	52,425
6.13%, 9/15/2115	71,000	82,447
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	100,000	99,757
CSX Corp.:
2.60%, 11/1/2026	150,000	135,680
3.25%, 6/1/2027	150,000	141,744
3.80%, 3/1/2028	200,000	196,152
3.80%, 11/1/2046	245,000	216,881
3.95%, 5/1/2050	75,000	66,255
4.25%, 6/1/2021	35,000	35,775
4.25%, 3/15/2029	125,000	127,001
4.25%, 11/1/2066	210,000	181,089
4.30%, 3/1/2048	100,000	95,729
4.50%, 8/1/2054	150,000	142,031
4.65%, 3/1/2068	100,000	92,124
6.00%, 10/1/2036	125,000	143,970
6.15%, 5/1/2037	135,000	158,880
FedEx Corp.:
2.63%, 8/1/2022	361,000	350,805
3.20%, 2/1/2025	100,000	96,100
3.25%, 4/1/2026	337,000	320,207
3.40%, 2/15/2028	100,000	94,305
4.05%, 2/15/2048	100,000	84,398
4.10%, 2/1/2045	311,000	267,177
4.40%, 1/15/2047	80,000	71,583
4.55%, 4/1/2046	260,000	237,247
4.75%, 11/15/2045	440,000	413,213
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	49,647
Kansas City Southern:
3.00%, 5/15/2023	230,000	223,728
4.95%, 8/15/2045	100,000	100,915
Kirby Corp. 4.20%, 3/1/2028	200,000	193,556
Norfolk Southern Corp.:
2.90%, 2/15/2023	154,000	151,191
2.90%, 6/15/2026	860,000	809,638
Security Description	Principal Amount	Value
3.15%, 6/1/2027	$ 408,000	$ 387,225
4.15%, 2/28/2048	100,000	93,843
4.45%, 6/15/2045	241,000	236,652
4.65%, 1/15/2046	249,000	252,244
4.84%, 10/1/2041	100,000	103,970
5.10%, 8/1/2118	60,000	57,866
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	179,026
Series MTN, 2.50%, 9/1/2022	65,000	62,329
Series MTN, 2.65%, 3/2/2020	100,000	99,186
Series MTN, 2.80%, 3/1/2022	60,000	58,364
Series MTN, 3.40%, 3/1/2023	100,000	98,592
Series MTN, 3.45%, 11/15/2021	25,000	24,923
Series MTN, 3.50%, 6/1/2021	50,000	49,956
Series MTN, 3.75%, 6/9/2023	150,000	149,184
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,353
2.75%, 3/1/2026	75,000	69,935
3.00%, 4/15/2027	163,000	154,139
3.25%, 8/15/2025	145,000	140,438
3.35%, 8/15/2046	50,000	40,850
3.38%, 2/1/2035	90,000	78,854
3.50%, 6/8/2023	100,000	100,261
3.60%, 9/15/2037	40,000	35,781
3.65%, 2/15/2024	180,000	180,873
3.75%, 7/15/2025	250,000	252,222
3.80%, 10/1/2051	294,000	251,382
3.95%, 9/10/2028	365,000	364,788
4.05%, 11/15/2045	185,000	169,488
4.05%, 3/1/2046	30,000	27,508
4.10%, 9/15/2067	270,000	227,008
4.16%, 7/15/2022	528,000	540,925
4.38%, 9/10/2038	50,000	49,260
4.38%, 11/15/2065	280,000	249,718
4.50%, 9/10/2048	90,000	88,959
6.63%, 2/1/2029	100,000	120,946
United Parcel Service, Inc.:
2.05%, 4/1/2021	300,000	294,276
2.35%, 5/16/2022	50,000	48,736
2.40%, 11/15/2026	50,000	45,737
2.45%, 10/1/2022	151,000	147,384
2.50%, 4/1/2023	400,000	389,276
2.80%, 11/15/2024	193,000	186,158
3.05%, 11/15/2027	200,000	190,402
3.40%, 11/15/2046	50,000	42,325
3.75%, 11/15/2047	450,000	406,026
4.88%, 11/15/2040	20,000	21,272
6.20%, 1/15/2038	100,000	122,390
		16,907,833
TRUCKING & LEASING — 0.0% (b)
GATX Corp.:
3.50%, 3/15/2028	125,000	114,206
3.85%, 3/30/2027	20,000	18,957

208

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 2/15/2024	$ 150,000	$ 151,577
4.85%, 6/1/2021	100,000	102,922
		387,662
WATER — 0.0% (b)
American Water Capital Corp.:
2.95%, 9/1/2027	135,000	127,228
3.75%, 9/1/2028	150,000	150,290
3.75%, 9/1/2047	318,000	284,689
4.00%, 12/1/2046	40,000	38,218
4.20%, 9/1/2048	100,000	97,438
4.30%, 12/1/2042	185,000	183,716
6.59%, 10/15/2037	195,000	251,302
		1,132,881
TOTAL CORPORATE BONDS & NOTES (Cost $930,990,707)		902,721,966
ASSET-BACKED SECURITIES — 0.5%
ASSET-BACKED - OTHER — 0.0% (b)
Ally Master Owner Trust:
Series 2018-1, Class A2, Class A2, 2.70%, 1/17/2023	150,000	148,929
Series 2018-2, Class A, Class A, 3.29%, 5/15/2023	500,000	502,649
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	294,492
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, Class A1, 2.16%, 9/15/2022	575,000	566,810
		1,512,880
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2018-1, Class A3, Class A3, 2.35%, 6/15/2022	250,000	247,960
Series 2018-2, Class A3, Class A3, 2.92%, 11/15/2022	145,000	144,765
Americredit Automobile Receivables Trust:
Series 2018-3, Class A3, Class A3, 3.38%, 7/18/2023	400,000	403,562
Series 2018-1, Class C, Class C, 3.50%, 1/18/2024	225,000	225,391
Drive Auto Receivables Trust Series 2018-2, Class D, Class D, 4.14%, 8/15/2024	350,000	352,982
Security Description	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2018-B, Class A3, Class A3, 3.19%, 12/15/2021	$ 160,001	$ 160,048
Ford Credit Auto Owner Trust:
Series 2017-B, Class A3, Class A3, 1.69%, 11/15/2021	145,000	143,055
Series 2017-C, Class A3, Class A3, 2.01%, 3/15/2022	325,000	321,180
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A4, Class A4, 2.18%, 6/21/2021	325,000	321,762
Series 2018-3, Class A3, Class A3, 3.18%, 6/21/2021	150,000	150,169
Honda Auto Receivables Owner Trust:
Series 2017-4, Class A3, Class A3, 2.05%, 11/22/2021	300,000	297,013
Series 2018-1I, Class A3, Class A3, 2.60%, 2/15/2022	225,000	223,598
Series 2018-4, Class A3, Class A3, 3.16%, 1/17/2023	200,000	200,811
Hyundai Auto Receivables Trust Series 2018-A, Class A3, Class A3, 2.79%, 7/15/2022	200,000	199,138
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, Class A3, 2.41%, 2/16/2021	150,000	149,124
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, Class A4, 1.46%, 12/15/2022	200,000	196,001
Nissan Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, Class A3, 1.75%, 10/15/2021	290,000	286,459
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, Class A3, 3.06%, 3/15/2023	115,000	115,136
Santander Drive Auto Receivables Trust:
Series 2018-3, Class A3, Class A3, 3.03%, 2/15/2022	125,000	124,884
Series 2018-2, Class B, Class B, 3.03%, 9/15/2022	210,000	209,606
Series 2018-1, Class D, Class D, 3.32%, 3/15/2024	115,000	113,950
Series 2018-4, Class C, Class C, 3.56%, 7/15/2024	300,000	301,486

209

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Toyota Auto Receivables Owner Trust:
Series 2017-D, Class A3, Class A3, 1.93%, 1/18/2022	$ 250,000	$ 246,321
Series 2018-A, Class A4, Class A4, 2.52%, 5/15/2023	350,000	346,245
Series 2018-B, Class A3, Class A3, 2.96%, 9/15/2022	500,000	500,217
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3, Class A3, 3.02%, 11/21/2022	150,000	150,025
World Omni Auto Receivables Trust:
Series 2018-A, Class A3, Class A3, 2.50%, 4/17/2023	270,000	268,097
Series 2018-D, Class A3, Class A3, 3.33%, 4/15/2024	150,000	151,287
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, Class A3, 3.19%, 12/15/2021	200,000	200,247
		6,750,519
CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2017-1, Class A, Class A, 1.93%, 9/15/2022	800,000	790,882
Series 2017-6, Class A, Class A, 2.04%, 5/15/2023	500,000	492,561
Series 2018-4, Class A, Class A, 2.99%, 12/15/2023	250,000	250,629
Series 2018-8, Class A, Class A, 3.18%, 4/15/2024	137,000	138,002
BA Credit Card Trust:
Series 2017-A1, Class A1, Class A1, 1.95%, 8/15/2022	200,000	197,638
Series 2018-A1, Class A1, Class A1, 2.70%, 7/17/2023	300,000	298,765
Series 2018-A2, Class A2, Class A2, 3.00%, 9/15/2023	500,000	501,329
Capital One Multi-Asset Execution Trust:
Series 2015-A2, Class A2, Class A2, 2.08%, 3/15/2023	190,000	187,777
Security Description	Principal Amount	Value
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	$ 500,000	$ 489,283
Chase Issuance Trust Series 2015-A4, Class A4, Class A4, 1.84%, 4/15/2022	500,000	493,277
Citibank Credit Card Issuance Trust:
Series 2017-A8, Class A8, Class A8, 1.86%, 8/8/2022	500,000	490,406
Series 2017-A3, Class A3, Class A3, 1.92%, 4/7/2022	1,250,000	1,233,656
Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	317,930
Discover Card Execution Note Trust:
Series 2017-A6, Class A6, Class A6, 1.88%, 2/15/2023	350,000	344,347
Series 2018-A5, Class A5, Class A5, 3.32%, 3/15/2024	200,000	202,161
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, Class A, 2.21%, 5/15/2024	200,000	196,018
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,477,451
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	253,243
World Financial Network Credit Card Master Trust Series 2017-C, Class A, Class A, 2.31%, 8/15/2024	500,000	493,028
		8,848,383
TOTAL ASSET-BACKED SECURITIES (Cost $17,152,977)		17,111,782
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
AUSTRIA — 0.0% (b)
Oesterreichische Kontrollbank AG:
1.38%, 02/10/2020	725,000	715,241
1.50%, 10/21/2020	380,000	372,332
1.75%, 01/24/2020	280,000	277,542
		1,365,115
CANADA — 0.3%
Canada Government International Bond 2.00%, 11/15/2022	285,000	279,115
Export Development Canada:
1.63%, 01/17/2020	755,000	747,510
1.75%, 07/21/2020	779,000	768,834

210

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 01/24/2023	$ 200,000	$ 198,820
2.75%, 03/15/2023	150,000	150,476
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	143,090
Series IO, 8.05%, 07/07/2024	15,000	18,731
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	244,542
3.30%, 03/15/2028	400,000	403,920
3.35%, 11/01/2023	400,000	407,740
Province of British Columbia Canada 2.25%, 6/2/2026	344,000	329,125
Province of Manitoba Canada 3.05%, 5/14/2024	670,000	673,377
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	154,302
Province of Ontario Canada:
1.88%, 05/21/2020	80,000	79,098
2.20%, 10/03/2022	200,000	195,166
2.25%, 05/18/2022	150,000	147,074
2.40%, 02/08/2022	100,000	98,674
2.50%, 04/27/2026	345,000	333,101
2.55%, 02/12/2021	2,750,000	2,738,780
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	96,781
2.75%, 04/12/2027	350,000	341,404
3.50%, 07/29/2020	1,000,000	1,012,540
Series PD, 7.50%, 09/15/2029	405,000	562,618
Series QO, 2.88%, 10/16/2024	960,000	958,166
		11,082,984
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	350,000	337,655
3.13%, 03/27/2025	200,000	194,556
3.13%, 01/21/2026	700,000	676,914
3.25%, 09/14/2021	200,000	200,430
3.86%, 06/21/2047	350,000	326,813
		1,736,368
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	330,564
3.88%, 04/25/2027	200,000	191,372
4.00%, 02/26/2024	675,000	668,770
4.38%, 07/12/2021	750,000	762,060
5.00%, 06/15/2045	686,000	654,115
5.63%, 02/26/2044	300,000	309,876
6.13%, 01/18/2041	400,000	432,876
11.75%, 02/25/2020	625,000	685,225
		4,034,858
Security Description	Principal Amount	Value
FREE OF TAX — 0.0% (b)
European Investment Bank 2.88%, 12/15/2021	$ 240,000	$ 241,795
International Finance Corp. Series GMTN, 2.00%, 10/24/2022	200,000	195,554
		437,349
GERMANY — 0.5%
FMS Wertmanagement:
1.38%, 06/08/2021	350,000	339,801
1.75%, 01/24/2020	250,000	247,828
2.75%, 03/06/2023 (a)	300,000	300,705
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,225,000	695,236
Zero Coupon, 06/29/2037	125,000	68,268
1.50%, 04/20/2020	1,245,000	1,227,234
1.50%, 06/15/2021	550,000	535,595
1.63%, 05/29/2020	700,000	690,312
1.63%, 03/15/2021	1,000,000	979,480
1.75%, 03/31/2020	650,000	643,129
1.75%, 09/15/2021	200,000	195,562
1.88%, 06/30/2020	683,000	675,521
2.00%, 11/30/2021	200,000	196,558
2.00%, 09/29/2022	290,000	283,316
2.00%, 10/04/2022	125,000	122,134
2.00%, 05/02/2025	1,745,000	1,667,784
2.13%, 03/07/2022 (a)	800,000	787,696
2.13%, 01/17/2023	735,000	719,477
2.38%, 08/25/2021 (a)	1,292,000	1,284,351
2.50%, 11/20/2024	300,000	296,049
2.63%, 04/12/2021	400,000	400,212
2.63%, 01/25/2022 (a)	845,000	845,008
2.75%, 07/15/2020	640,000	641,261
2.88%, 04/03/2028 (a)	94,000	94,357
4.00%, 01/27/2020	300,000	304,380
Series GMTN, 2.75%, 09/08/2020	390,000	390,729
Series GMTN, 3.13%, 12/15/2021 (a)	2,000,000	2,028,440
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	150,000	146,396
3.13%, 11/14/2023	500,000	510,075
Series 36, 2.00%, 12/06/2021	100,000	98,228
Series 37, 2.50%, 11/15/2027	500,000	485,575
		17,900,697
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	170,000	180,579
5.38%, 03/25/2024	975,000	1,046,516
6.38%, 03/29/2021	723,000	764,218
7.63%, 03/29/2041	232,000	326,102
		2,317,415

211

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 0.0% (b)
Indonesia Government International Bond:
2.95%, 01/11/2023	$ 250,000	$ 239,240
3.50%, 01/11/2028	340,000	314,680
4.10%, 04/24/2028	250,000	243,598
4.35%, 01/11/2048	100,000	91,269
4.75%, 02/11/2029	300,000	305,355
5.35%, 02/11/2049	200,000	206,602
		1,400,744
ISRAEL — 0.0% (b)
Israel Government International Bond:
2.88%, 03/16/2026	200,000	193,698
3.25%, 01/17/2028	400,000	393,264
4.00%, 06/30/2022	100,000	102,495
4.13%, 01/17/2048	500,000	491,300
4.50%, 01/30/2043	225,000	233,069
		1,413,826
ITALY — 0.0% (b)
Italy Government International Bond 6.88%, 9/27/2023	653,000	716,550
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	183,798
2.13%, 06/01/2020	200,000	198,248
2.13%, 07/21/2020	250,000	247,483
2.13%, 11/16/2020	250,000	246,805
2.38%, 11/16/2022	1,250,000	1,225,400
2.75%, 11/16/2027	200,000	192,814
2.88%, 06/01/2027	500,000	488,640
2.88%, 07/21/2027	200,000	195,244
3.13%, 07/20/2021	240,000	241,906
3.25%, 07/20/2023	215,000	217,872
3.25%, 07/20/2028	400,000	400,640
3.38%, 10/31/2023	250,000	254,750
3.50%, 10/31/2028	250,000	255,620
Series DTC, 2.00%, 11/04/2021	200,000	195,366
Series DTC, 2.13%, 02/10/2025	350,000	332,503
Series DTC, 2.25%, 11/04/2026	263,000	247,822
Series DTC, 2.38%, 04/20/2026	160,000	152,854
Series DTC, 3.38%, 07/31/2023	200,000	203,780
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	280,000	286,110
Japan International Cooperation Agency:
Security Description	Principal Amount	Value
2.75%, 04/27/2027	$ 200,000	$ 193,758
3.38%, 06/12/2028	200,000	203,282
		6,164,695
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	930,000	889,666
3.63%, 03/15/2022	814,000	805,949
3.75%, 01/11/2028	1,000,000	936,840
4.00%, 10/02/2023	300,000	298,758
4.13%, 01/21/2026	200,000	195,748
4.15%, 03/28/2027	210,000	202,801
4.60%, 01/23/2046	370,000	327,550
4.60%, 02/10/2048	400,000	355,284
5.55%, 01/21/2045	113,000	114,409
6.05%, 01/11/2040	775,000	821,624
Series GMTN, 3.50%, 01/21/2021	460,000	458,229
Series GMTN, 5.75%, 10/12/2110	420,000	394,855
Series MTN, 4.75%, 03/08/2044	1,791,000	1,625,780
Series MTN, 8.30%, 08/15/2031	100,000	129,860
Series MTNA, 6.75%, 09/27/2034	126,000	143,935
Series MTNA, 8.00%, 09/24/2022	100,000	115,063
		7,816,351
PANAMA — 0.1%
Panama Government International Bond:
3.88%, 03/17/2028	200,000	197,546
4.00%, 09/22/2024	350,000	352,678
5.20%, 01/30/2020	820,000	837,564
6.70%, 01/26/2036	430,000	526,625
9.38%, 04/01/2029	200,000	279,772
		2,194,185
PERU — 0.1%
Peruvian Government International Bond:
4.13%, 08/25/2027	700,000	723,373
5.63%, 11/18/2050	100,000	117,335
6.55%, 03/14/2037	200,000	252,278
7.35%, 07/21/2025	245,000	298,241
8.75%, 11/21/2033	250,000	369,548
		1,760,775
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	300,000	283,986
3.70%, 02/02/2042	800,000	757,976
3.95%, 01/20/2040	402,000	392,597

212

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 01/15/2021	$ 500,000	$ 505,745
4.20%, 01/21/2024	700,000	720,006
5.00%, 01/13/2037	300,000	332,925
6.38%, 10/23/2034	300,000	376,245
6.50%, 01/20/2020	200,000	207,214
7.75%, 01/14/2031	200,000	269,748
9.50%, 02/02/2030	400,000	588,261
10.63%, 03/16/2025	235,000	324,465
		4,759,168
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	685,000	677,739
3.25%, 04/06/2026	345,000	338,724
4.00%, 01/22/2024	305,000	313,067
5.00%, 03/23/2022	620,000	653,995
5.13%, 04/21/2021	370,000	386,443
		2,369,968
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.50%, 11/01/2020	200,000	197,942
2.63%, 05/26/2026	200,000	186,306
3.25%, 11/10/2025	100,000	97,468
3.25%, 08/12/2026	100,000	97,096
3.50%, 11/27/2021	215,000	216,946
3.63%, 11/27/2023	500,000	503,505
4.00%, 01/14/2024	300,000	307,287
4.38%, 09/15/2021	450,000	463,788
5.00%, 04/11/2022	200,000	210,734
5.13%, 06/29/2020	55,000	56,689
Korea Development Bank:
2.50%, 01/13/2021	489,000	483,083
3.00%, 09/14/2022	430,000	425,778
3.38%, 09/16/2025	200,000	196,780
3.75%, 01/22/2024	150,000	151,974
Korea International Bond:
2.75%, 01/19/2027	200,000	192,460
3.88%, 09/11/2023	150,000	155,136
4.13%, 06/10/2044	311,000	326,814
		4,269,786
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 1.38%, 02/12/2020	600,000	592,014
Series GDIF, 2.13%, 11/16/2022	306,000	300,223
Series GDIF, 2.38%, 09/23/2021	60,000	59,633
Series GDIF, 2.63%, 03/22/2021	125,000	125,043
Series GMTN, 3.00%, 12/06/2021	545,000	550,548
Asian Development Bank:
2.88%, 11/27/2020	185,000	185,864
Security Description	Principal Amount	Value
5.82%, 06/16/2028	$ 111,000	$ 135,006
6.22%, 08/15/2027	175,000	215,255
Series GMTN, 1.50%, 01/22/2020	1,700,000	1,680,790
Series GMTN, 1.63%, 05/05/2020	214,000	211,286
Series GMTN, 1.63%, 08/26/2020	1,125,000	1,107,337
Series GMTN, 1.63%, 03/16/2021	325,000	318,409
Series GMTN, 1.75%, 01/10/2020	1,050,000	1,041,348
Series GMTN, 1.75%, 06/08/2021	280,000	274,504
Series GMTN, 1.75%, 09/13/2022	455,000	441,100
Series GMTN, 1.75%, 08/14/2026	100,000	92,951
Series GMTN, 2.00%, 02/16/2022	1,275,000	1,252,573
Series GMTN, 2.00%, 04/24/2026	400,000	379,920
Series GMTN, 2.75%, 03/17/2023	255,000	255,864
Series GMTN, 3.13%, 09/26/2028	250,000	255,420
Corp. Andina de Fomento:
2.13%, 09/27/2021	550,000	534,281
3.75%, 11/23/2023	175,000	177,903
4.38%, 06/15/2022	215,000	222,865
Council Of Europe Development Bank:
1.88%, 01/27/2020	350,000	347,242
2.63%, 02/13/2023	324,000	323,404
European Bank for Reconstruction & Development:
Series EMTN, 1.50%, 03/16/2020	200,000	197,434
Series GMTN, 1.13%, 08/24/2020	410,000	400,181
Series GMTN, 1.88%, 02/23/2022	600,000	586,200
Series GMTN, 2.13%, 03/07/2022	230,000	226,384
Series GMTN, 2.75%, 04/26/2021	200,000	200,640
Series GMTN, 2.75%, 03/07/2023	200,000	200,446
European Investment Bank:
1.38%, 06/15/2020 (a)	770,000	756,463
1.63%, 03/16/2020	600,000	593,172
1.63%, 08/14/2020	521,000	512,841
1.75%, 05/15/2020	1,130,000	1,116,994
1.88%, 02/10/2025	1,332,000	1,265,600
2.00%, 12/15/2022 (a)	400,000	390,564
2.13%, 10/15/2021 (a)	305,000	301,059

213

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 04/13/2026	$ 400,000	$ 382,580
2.25%, 03/15/2022	497,000	491,334
2.25%, 08/15/2022 (a)	1,785,000	1,761,545
2.38%, 06/15/2022	956,000	948,123
2.50%, 04/15/2021	200,000	199,576
2.50%, 03/15/2023	194,000	192,661
2.50%, 10/15/2024 (a)	900,000	889,596
3.25%, 01/29/2024	1,476,000	1,513,549
4.00%, 02/16/2021	450,000	463,091
Series GMTN, 2.38%, 05/13/2021	300,000	298,455
Series GMTN, 2.88%, 08/15/2023 (a)	1,800,000	1,815,048
Series GMTN, 3.13%, 12/14/2023	500,000	510,120
Inter-American Development Bank:
1.38%, 07/15/2020	400,000	392,536
1.88%, 03/15/2021	1,385,000	1,364,405
2.13%, 11/09/2020	250,000	247,798
2.13%, 01/15/2025	375,000	362,205
2.38%, 07/07/2027	240,000	231,458
3.00%, 10/04/2023	325,000	330,015
3.00%, 02/21/2024	479,000	486,401
4.38%, 01/24/2044	125,000	147,829
Series GMTN, 1.63%, 05/12/2020	1,335,000	1,317,738
Series GMTN, 1.75%, 04/14/2022	1,820,000	1,770,587
Series GMTN, 1.75%, 09/14/2022	650,000	629,857
Series GMTN, 2.63%, 04/19/2021	345,000	345,300
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,012,610
Series GMTN, 3.88%, 10/28/2041	191,000	209,840
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	241,095
2.00%, 01/26/2022	915,000	898,768
2.13%, 11/01/2020	200,000	198,292
2.13%, 02/13/2023	565,000	553,785
3.00%, 09/27/2023	250,000	253,900
Series gDIF, 1.88%, 04/21/2020	1,625,000	1,610,537
Series GDIF, 1.38%, 03/30/2020	1,073,000	1,057,366
Series GDIF, 1.38%, 05/24/2021	1,025,000	996,485
Series GDIF, 1.38%, 09/20/2021	200,000	193,728
Series GDIF, 1.63%, 09/04/2020	785,000	772,573
Series GDIF, 1.63%, 03/09/2021	765,000	749,769
Security Description	Principal Amount	Value
Series GDIF, 1.63%, 02/10/2022	$ 50,000	$ 48,534
Series GDIF, 2.13%, 03/03/2025	350,000	338,265
Series GDIF, 2.25%, 06/24/2021	1,035,000	1,027,144
Series GDIF, 2.50%, 11/25/2024	100,000	98,941
Series GDIF, 2.50%, 07/29/2025	1,195,000	1,177,756
Series GDIF, 3.13%, 11/20/2025	200,000	204,570
Series GMTN, 4.75%, 02/15/2035	850,000	1,023,187
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	340,000	327,855
Series GMTN, 1.63%, 07/16/2020	1,135,000	1,118,350
Series GMTN, 2.88%, 07/31/2023	160,000	161,586
Nordic Investment Bank:
2.25%, 02/01/2021 (a)	260,000	258,198
2.25%, 09/30/2021	150,000	148,506
2.50%, 04/28/2020	500,000	499,160
2.88%, 07/19/2023	300,000	302,913
		50,404,281
SWEDEN — 0.0% (b)
Svensk Exportkredit AB:
1.75%, 05/18/2020	130,000	128,398
Series GMTN, 1.75%, 08/28/2020	1,075,000	1,058,918
Series GMTN, 3.13%, 11/08/2021	200,000	202,310
Series MTN, 2.75%, 10/07/2020	200,000	200,180
		1,589,806
UNITED STATES — 0.0% (b)
Ukraine Government AID Bonds:
1.47%, 09/29/2021	200,000	194,348
1.85%, 05/29/2020	376,000	372,202
		566,550
URUGUAY — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/2045	150,000	134,182
4.38%, 10/27/2027	200,000	201,134
4.50%, 08/14/2024	395,000	404,496
4.98%, 04/20/2055	585,000	557,435
5.10%, 06/18/2050	356,000	349,905

214

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 03/21/2036	$ 200,000	$ 260,104
		1,907,256
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $127,285,166)		126,208,727
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Home Loan Bank:
1.13%, 7/14/2021	1,560,000	1,508,395
1.38%, 2/18/2021	500,000	488,010
1.75%, 6/12/2020	275,000	271,681
1.80%, 8/28/2020	400,000	394,116
1.88%, 3/13/2020	600,000	595,122
1.88%, 11/29/2021	250,000	245,577
2.13%, 3/10/2023	205,000	201,343
2.38%, 3/30/2020	1,650,000	1,646,452
2.63%, 5/28/2020	325,000	325,429
2.63%, 10/1/2020	1,000,000	1,000,140
2.63%, 12/10/2021	130,000	130,211
5.50%, 7/15/2036	1,240,000	1,596,897
1.38%, 9/28/2020	250,000	244,962
3.00%, 10/12/2021	400,000	405,076
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	195,000	188,335
1.38%, 4/20/2020	1,400,000	1,378,930
1.38%, 5/1/2020	725,000	713,806
1.50%, 1/17/2020	1,750,000	1,730,487
1.63%, 9/29/2020	1,000,000	984,210
2.38%, 2/16/2021	250,000	249,085
2.38%, 1/13/2022	2,270,000	2,260,693
2.50%, 9/1/2028	229,901	226,372
2.50%, 10/1/2029	600,434	589,588
2.50%, 1/1/2031	721,583	706,189
2.50%, 5/1/2031	2,237,198	2,184,699
2.50%, 6/1/2031	857,960	837,827
2.50%, 11/1/2032	2,155,925	2,103,955
2.50%, 12/1/2032	1,668,874	1,628,645
2.50%, 2/1/2033	3,458,829	3,375,452
3.00%, 11/1/2027	2,464,547	2,469,069
3.00%, 2/1/2029	410,168	411,060
3.00%, 7/1/2029	420,000	419,629
3.00%, 9/1/2029	662,710	662,125
3.00%, 4/1/2030	629,732	628,503
3.00%, 12/1/2030	1,599,907	1,596,785
3.00%, 5/1/2031	1,296,596	1,292,865
3.00%, 9/1/2032	3,865,576	3,852,414
3.00%, 5/1/2035	3,405,182	3,383,096
3.00%, 7/1/2035	661,549	657,259
3.00%, 4/1/2036	1,382,468	1,365,834
3.00%, 3/1/2043	1,048,540	1,029,390
3.00% 4/1/2043	1,947,221	1,911,657
Security Description	Principal Amount	Value
3.00% 7/1/2043	$ 703,838	$ 690,983
3.00%, 8/1/2043	312,748	307,036
3.00%, 9/1/2043	386,475	379,416
3.00%, 10/1/2043	319,512	313,676
3.00%, 6/1/2045	1,420,019	1,390,235
3.00% 8/1/2045	3,930,989	3,855,408
3.00%, 4/1/2046	2,458,491	2,398,039
3.00%, 9/1/2046	1,653,002	1,612,356
3.00%, 11/1/2046	1,570,524	1,531,907
3.00% 12/1/2046	6,562,560	6,401,194
3.00%, 2/1/2047	4,265,772	4,160,881
3.00%, 12/1/2047	11,653,351	11,363,469
3.00%, 1/1/2048	3,136,170	3,058,156
3.00%, 2/1/2048	7,131,113	6,953,723
3.00%, 3/1/2048	335,807	327,454
3.50%, 5/1/2026	619,623	628,980
3.50%, 1/1/2029	144,733	147,037
3.50%, 11/1/2029	456,476	464,229
3.50%, 2/1/2030	276,165	280,856
3.50%, 3/1/2032	519,605	528,926
3.50%, 6/1/2033	1,855,439	1,878,985
3.50%, 3/1/2038	1,871,185	1,892,924
3.50%, 5/1/2043	292,835	294,892
3.50% 8/1/2043	1,540,248	1,551,070
3.50%, 6/1/2044	416,718	418,677
3.50%, 8/1/2044	812,925	816,745
3.50%, 10/1/2044	472,249	474,468
3.50%, 11/1/2044	746,771	750,281
3.50%, 12/1/2044	771,375	775,001
3.50%, 1/1/2045	758,290	761,854
3.50%, 2/1/2045	1,040,101	1,044,989
3.50% 7/1/2045	1,749,534	1,754,747
3.50%, 10/1/2045	1,022,092	1,025,137
3.50% 12/1/2045	1,537,905	1,542,488
3.50%, 3/1/2046	2,194,011	2,198,829
3.50%, 5/1/2046	1,018,471	1,020,708
3.50%, 8/1/2046	5,352,145	5,368,092
3.50%, 12/1/2046	1,414,063	1,417,169
3.50%, 4/1/2047	213,251	213,215
3.50%, 9/1/2047	10,059,471	10,058,230
3.50%, 10/1/2047	1,383,262	1,383,092
3.50%, 11/1/2047	510,710	510,647
3.50%, 12/1/2047	1,209,446	1,209,243
3.50%, 1/1/2048	3,089,769	3,089,251
3.50%, 2/1/2048	8,352,022	8,350,621
3.50%, 5/1/2048	6,875,728	6,874,125
3.50%, 6/1/2048	4,860,917	4,860,324
3.50%, 7/1/2048	3,408,249	3,407,454
3.50%, 11/1/2048	8,563,846	8,561,850
4.00%, 4/1/2019	284	283
4.00%, 4/1/2024	56,503	57,825
4.00%, 5/1/2025	43,116	44,182
4.00%, 6/1/2025	97,909	100,330
4.00%, 8/1/2025	25,531	26,162
4.00%, 9/1/2025	21,343	21,871

215

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2026	$ 231,633	$ 237,380
4.00%, 10/1/2040	271,645	279,688
4.00%, 12/1/2041	849,035	873,666
4.00%, 4/1/2042	577,633	594,391
4.00%, 6/1/2042	1,194,128	1,228,215
4.00% 5/1/2044	730,518	749,186
4.00%, 7/1/2044	1,118,192	1,146,766
4.00%, 12/1/2044	384,394	394,217
4.00%, 4/1/2045	869,603	888,848
4.00%, 10/1/2045	1,348,450	1,378,293
4.00%, 1/1/2046	971,470	992,970
4.00%, 3/1/2046	676,647	695,847
4.00%, 9/1/2047	794,450	810,632
4.00%, 12/1/2047	1,826,290	1,863,489
4.00%, 1/1/2048	2,870,596	2,929,067
4.00%, 4/1/2048	4,767,488	4,863,474
4.00% 5/1/2048	9,100,370	9,280,097
4.00%, 7/1/2048	7,910,106	8,065,512
4.00%, 10/1/2048	5,922,370	6,041,607
4.00%, 12/1/2048	7,573,379	7,722,169
4.50%, 5/1/2019	7,379	7,382
4.50%, 9/1/2024	84	84
4.50%, 10/1/2024	48,242	49,205
4.50%, 2/1/2039	2,586	2,708
4.50%, 6/1/2039	197,768	207,054
4.50%, 12/1/2039	157,419	164,811
4.50%, 6/1/2040	3,734	3,907
4.50%, 12/1/2040	595,425	623,051
4.50%, 4/1/2041	7,223	7,554
4.50%, 7/1/2041	425,828	445,350
4.50%, 8/1/2041	30,352	31,744
4.50%, 9/1/2041	163,064	170,539
4.50%, 10/1/2041	1,147,469	1,200,708
4.50%, 10/1/2043	18,319	19,091
4.50%, 8/1/2044	23,369	24,311
4.50%, 9/1/2044	509,253	529,787
4.50%, 4/1/2047	283,337	293,439
4.50%, 10/1/2047	249,368	258,259
4.50%, 12/1/2047	777,945	805,682
4.50% 1/1/2048	2,780,394	2,879,528
4.50%, 7/1/2048	3,943,493	4,083,231
4.50%, 12/1/2048	3,264,769	3,380,456
5.00%, 11/1/2035	20,478	21,782
5.00% 12/1/2036	4,122	4,384
5.00% 2/1/2038	304,586	324,262
5.00% 3/1/2038	212,201	225,909
5.00%, 6/1/2038	52,002	55,363
5.00% 11/1/2038	428,153	455,809
5.00%, 1/1/2039	62,077	66,089
5.00%, 2/1/2039	142,566	151,780
5.00%, 3/1/2039	451,954	479,277
5.00%, 10/1/2039	42,875	45,646
5.00%, 7/1/2048	4,215,704	4,417,698
5.00%, 2/13/2049	2,000,000	2,092,224
5.50%, 2/1/2022	3,723	3,820
Security Description	Principal Amount	Value
5.50%, 11/1/2026	$ 46,729	$ 49,541
5.50%, 6/1/2027	12,421	13,174
5.50%, 4/1/2028	20,313	21,547
5.50%, 7/1/2028	29,322	31,103
5.50%, 7/1/2033	2,945	3,172
5.50% 1/1/2037	141,754	152,959
5.50%, 9/1/2037	1,399	1,507
5.50%, 11/1/2037	8,056	8,680
5.50%, 1/1/2038	70,322	75,762
5.50%, 4/1/2038	245,980	265,156
5.50% 7/1/2038	343,355	370,121
5.50%, 10/1/2038	6,292	6,782
5.50%, 11/1/2038	7,908	8,525
6.00%, 8/1/2031	9,171	10,061
6.00%, 3/1/2036	10,920	12,067
6.00%, 8/1/2036	64,290	71,097
6.00%, 1/1/2037	6,105	6,741
6.00%, 12/1/2037	5,847	6,454
6.00%, 10/1/2038	4,006	4,251
6.00%, 3/1/2040	3,734	4,131
6.00%, 5/1/2040	636,608	703,537
6.25%, 7/15/2032	1,855,000	2,481,990
6.50%, 11/1/2037	69,169	76,843
6.50%, 2/1/2038	10,128	10,802
6.50%, 9/1/2038	165,844	185,207
6.50%, 9/1/2039	90,433	101,450
6.75%, 3/15/2031	581,000	791,281
2.75%, 6/19/2023	645,000	649,283
Series GDIF, 6.75%, 9/15/2029	185,000	246,427
Series GMTN, 1.88%, 11/17/2020	150,000	148,134
Series K015, Class A2, Class A2, 3.23%, 7/25/2021	1,000,000	1,006,698
Series K025, Class A1, Class A1, 1.88%, 4/25/2022	369,403	362,277
Series K029, Class A1, Class A1, 2.84%, 10/25/2022	315,407	314,485
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,020,757
Series K040, Class A2, Class A2, 3.24%, 9/25/2024	700,000	707,144
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	754,624
Series K049, Class A2, Class A2, 3.01%, 7/25/2025	350,000	348,063
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	346,867

216

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	$ 1,000,000	$ 968,659
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	796,744
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	495,280
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,483,312
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,495,262
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,023,351
Series K078, Class A2, Class A2, 3.85%, 6/25/2028	1,000,000	1,037,340
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,199,432
Series K085, Class A2, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,317,605
Series K086, Class A2, Class A2, 3.86%, 11/25/2028 (c)	799,999	830,696
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	635,618
Series K730, Class A2, Class A2, 3.59%, 1/25/2025	1,000,000	1,024,820
TBA, 3.00%, 1/1/2034 (f)	13,475,000	13,426,234
TBA, 3.00%, 1/1/2049 (f)	6,000,000	5,849,268
TBA, 3.50%, 1/1/2034 (f)	5,400,000	5,467,338
TBA, 3.50%, 1/1/2049 (f)	9,225,000	9,220,212
TBA, 4.00%, 1/1/2049 (f)	9,000,000	9,173,610
TBA, 4.50%, 1/1/2049 (f)	8,425,000	8,719,454
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	1,000,000	1,011,406
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	666,667	685,129
Federal National Mortgage Association:
1.25%, 5/6/2021	450,000	436,851
1.25%, 8/17/2021	89,000	86,207
1.38%, 2/26/2021	881,000	859,407
1.50%, 6/22/2020	2,990,000	2,944,612
1.50%, 11/30/2020	150,000	147,048
1.63%, 1/21/2020	3,220,000	3,188,154
1.88%, 12/28/2020	250,000	246,835
Security Description	Principal Amount	Value
1.88%, 4/5/2022	$ 150,000	$ 146,913
1.88%, 9/24/2026	550,000	511,846
2.00%, 1/5/2022	1,350,000	1,329,412
2.00%, 10/5/2022	1,200,000	1,176,228
2.13%, 4/24/2026	424,000	404,509
2.50%, 7/1/2028	687,869	678,110
2.50% 8/1/2028	1,020,644	1,006,164
2.50%, 10/1/2028	471,490	464,801
2.50%, 3/1/2029	1,744,975	1,724,359
2.50%, 2/1/2030	784,135	770,883
2.50%, 5/1/2030	1,177,440	1,153,696
2.50%, 7/1/2030	404,950	396,784
2.50%, 2/1/2031	1,399,924	1,371,693
2.50%, 8/1/2031	3,305,245	3,231,576
2.50%, 12/1/2032	2,646,957	2,586,226
2.50%, 1/1/2033	3,932,068	3,841,852
2.50%, 10/1/2042	441,616	419,113
2.63%, 9/6/2024	2,840,000	2,827,902
2.75%, 6/22/2021	1,000,000	1,004,640
2.88%, 9/12/2023	1,100,000	1,112,815
3.00%, 8/1/2027	411,681	412,700
3.00%, 11/1/2028	786,107	789,170
3.00%, 6/1/2029	220,481	220,667
3.00% 8/1/2029	1,124,886	1,125,835
3.00%, 9/1/2029	440,442	440,814
3.00%, 6/1/2030	694,220	694,066
3.00%, 9/1/2030	118,168	118,142
3.00%, 11/1/2030	265,843	265,784
3.00%, 12/1/2030	948,729	948,519
3.00%, 6/1/2032	5,881,172	5,871,360
3.00%, 10/1/2032	1,708,810	1,705,959
3.00%, 1/1/2033	1,179,511	1,177,544
3.00%, 2/1/2033	2,698,222	2,693,721
3.00%, 2/1/2035	475,113	475,131
3.00%, 3/1/2035	381,706	379,345
3.00%, 2/1/2036	1,007,062	1,000,832
3.00%, 1/1/2037	2,519,521	2,489,962
3.00%, 9/1/2037	626,198	618,394
3.00%, 1/1/2038	3,772,117	3,725,105
3.00%, 12/1/2042	594,245	584,041
3.00%, 1/1/2043	1,113,887	1,094,760
3.00%, 3/1/2043	1,239,480	1,217,218
3.00%, 4/1/2043	307,650	302,125
3.00% 5/1/2043	3,315,912	3,256,360
3.00% 6/1/2043	2,327,196	2,285,399
3.00% 7/1/2043	2,146,356	2,107,807
3.00%, 8/1/2043	950,852	934,525
3.00%, 2/1/2044	9,427,213	9,257,898
3.00%, 5/1/2045	7,847,916	7,706,965
3.00%, 9/1/2045	1,069,497	1,047,393
3.00% 11/1/2045	2,450,922	2,400,267
3.00%, 5/1/2046	2,462,769	2,402,959
3.00%, 8/1/2046	2,708,911	2,643,123
3.00%, 9/1/2046	2,606,553	2,543,250
3.00%, 10/1/2046	951,945	928,827

217

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00% 11/1/2046	$ 7,651,405	$ 7,500,495
3.00% 1/1/2047	7,596,537	7,412,047
3.00%, 3/1/2047	505,444	493,169
3.00%, 7/1/2047	6,328,392	6,174,701
3.00%, 2/1/2048	8,439,382	8,232,175
3.50%, 10/1/2025	151,437	153,760
3.50%, 11/1/2025	177,678	180,405
3.50%, 3/1/2026	110,258	111,924
3.50%, 1/1/2027	584,622	593,593
3.50%, 5/1/2029	221,044	224,800
3.50%, 1/1/2030	382,474	388,972
3.50%, 6/1/2033	3,895,804	3,945,248
3.50%, 6/1/2034	844,509	856,498
3.50%, 7/1/2034	1,585,870	1,608,384
3.50%, 2/1/2037	806,510	816,385
3.50%, 4/1/2038	3,423,551	3,460,312
3.50%, 12/1/2040	915,764	924,278
3.50%, 5/1/2042	1,842,423	1,856,754
3.50%, 8/1/2042	699,087	704,524
3.50%, 10/1/2042	703,344	708,815
3.50%, 1/1/2043	257,844	259,850
3.50%, 5/1/2043	247,352	249,137
3.50%, 7/1/2043	916,491	923,106
3.50%, 1/1/2044	904,253	910,780
3.50%, 10/1/2044	663,688	666,935
3.50% 1/1/2045	1,127,881	1,133,400
3.50%, 2/1/2045	13,090,679	13,192,502
3.50%, 4/1/2045	1,266,168	1,270,186
3.50% 8/1/2045	2,660,383	2,668,825
3.50% 11/1/2045	7,656,190	7,680,488
3.50% 12/1/2045	5,825,405	5,843,893
3.50%, 1/1/2046	1,984,026	1,990,322
3.50% 2/1/2046	6,509,233	6,528,204
3.50%, 5/1/2047	6,466,092	6,481,556
3.50%, 7/1/2047	3,611,786	3,637,855
3.50%, 10/1/2047	911,831	911,858
3.50%, 11/1/2047	7,391,447	7,391,667
3.50% 1/1/2048	10,645,229	10,645,545
3.50% 2/1/2048	13,212,702	13,214,801
3.50%, 6/1/2048	6,930,383	6,930,143
3.50%, 8/1/2048	978,976	978,942
3.50%, 9/1/2048	2,955,261	2,955,300
4.00%, 1/1/2020	341	342
4.00%, 4/1/2024	89,314	91,433
4.00%, 1/1/2025	90,121	92,259
4.00%, 3/1/2026	64,986	66,619
4.00%, 12/1/2034	474,745	489,796
4.00%, 3/1/2037	1,504,827	1,547,980
4.00%, 3/1/2038	1,863,716	1,917,309
4.00%, 6/1/2038	1,437,807	1,479,120
4.00% 12/1/2040	1,264,128	1,301,670
4.00%, 3/1/2041	971,788	1,000,091
4.00%, 12/1/2041	1,048,245	1,078,775
4.00%, 2/1/2042	241,467	248,500
4.00%, 10/1/2043	701,785	721,751
Security Description	Principal Amount	Value
4.00%, 12/1/2043	$ 94,116	$ 96,794
4.00%, 5/1/2044	2,103,810	2,166,289
4.00%, 6/1/2044	647,697	664,304
4.00% 7/1/2044	675,542	692,862
4.00%, 9/1/2044	542,828	556,746
4.00% 10/1/2044	835,303	856,719
4.00%, 12/1/2044	736,794	755,685
4.00%, 1/1/2045	1,810,904	1,862,425
4.00%, 3/1/2045	602,807	616,200
4.00%, 5/1/2045	997,451	1,019,612
4.00%, 6/1/2045	1,597,759	1,638,725
4.00%, 7/1/2045	972,508	994,116
4.00%, 9/1/2045	1,420,111	1,451,663
4.00%, 12/1/2045	865,093	884,314
4.00%, 4/1/2046	1,167,083	1,192,179
4.00%, 11/1/2046	765,791	782,319
4.00%, 7/1/2047	420,921	429,532
4.00%, 8/1/2047	1,726,877	1,762,208
4.00%, 12/1/2047	16,269,006	16,601,858
4.00%, 1/1/2048	6,221,028	6,348,306
4.00%, 2/1/2048	2,775,711	2,832,500
4.00%, 5/1/2048	476,714	486,123
4.00%, 6/1/2048	6,720,240	6,852,882
4.00%, 7/1/2048	3,680,065	3,754,493
4.00%, 8/1/2048	7,086,792	7,226,669
4.00% 11/1/2048	6,957,340	7,096,311
4.50% 4/1/2023	186,839	190,981
4.50%, 8/1/2023	287	291
4.50%, 4/1/2031	262,545	274,929
4.50%, 4/1/2039	575,474	602,641
4.50%, 4/1/2040	529,496	554,177
4.50%, 10/1/2040	324,905	340,049
4.50%, 2/1/2041	662,279	692,778
4.50%, 5/1/2041	333,004	348,526
4.50%, 1/1/2042	1,123,130	1,174,852
4.50%, 9/1/2043	238,919	249,058
4.50% 12/1/2043	757,081	789,209
4.50%, 1/1/2044	199,607	208,078
4.50%, 2/1/2044	346,360	361,059
4.50% 6/1/2044	908,203	946,274
4.50%, 3/1/2046	1,301,437	1,362,099
4.50%, 9/1/2047	484,631	502,023
4.50%, 11/1/2047	3,478,881	3,603,730
4.50%, 4/1/2048	1,978,837	2,049,446
4.50% 8/1/2048	12,870,114	13,334,048
4.50%, 11/1/2048	2,973,685	3,080,879
5.00%, 7/1/2035	501,168	534,785
5.00%, 7/1/2040	229,585	243,733
5.00%, 1/1/2042	706,571	750,112
5.00%, 3/1/2042	641,187	680,698
5.00%, 12/1/2043	160,602	171,056
5.00%, 7/1/2044	532,454	561,411
5.00%, 6/1/2048	2,736,409	2,869,046
5.00%, 9/1/2048	3,684,643	3,863,312
5.50%, 7/1/2035	224,451	242,306

218

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.50% 6/1/2038	$ 82,074	$ 88,501
5.50%, 12/1/2038	227,630	245,344
5.50%, 12/1/2039	366,463	395,159
5.50%, 4/1/2040	321,268	346,909
5.50%, 9/1/2040	30,719	33,124
5.50%, 7/1/2041	402,909	434,970
5.50%, 5/1/2044	4,889,264	5,278,216
6.00%, 2/1/2037	214,588	237,518
6.00%, 10/1/2039	290,285	321,504
6.00%, 4/1/2040	394,005	435,666
6.25%, 5/15/2029	80,000	102,148
6.63%, 11/15/2030	1,960,000	2,633,201
7.13%, 1/15/2030	325,000	445,682
7.25%, 5/15/2030	735,000	1,023,510
1.50%, 2/28/2020	1,030,000	1,017,702
Series 2011-M4, Class A2, Class A2, 3.73%, 6/25/2021	929,810	945,267
Series 2013-M12, Class APT, Class APT, 2.40%, 3/25/2023 (c)	637,367	626,468
Series 2014-M3, Class A2, Class A2, 3.46%, 1/25/2024 (c)	400,000	407,545
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	270,292	262,190
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	333,416	329,818
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	600,000	587,595
Series 2018-M2, Class A2, Class A2, 2.90%, 1/25/2028 (c)	750,000	722,663
TBA, 3.00%, 1/1/2034 (f)	12,450,000	12,426,955
TBA, 3.00%, 1/1/2049 (f)	7,500,000	7,313,940
TBA, 3.50%, 1/1/2034 (f)	6,850,000	6,935,488
TBA, 3.50%, 1/1/2049 (f)	14,125,000	14,120,565
TBA, 4.00%, 1/1/2034 (f)	5,500,000	5,630,075
TBA, 4.00%, 1/1/2049 (f)	22,925,000	23,369,516
TBA, 4.50%, 1/1/2049 (f)	7,800,000	8,074,560
TBA, 5.00%, 1/1/2049 (f)	3,000,000	3,142,170
Series 2013-M14, Class APT, Class APT, VRN, 2.64%, 4/25/2023 (c)	456,793	452,562
Series 2014-M2, Class A2, Class A2, VRN, 3.51%, 12/25/2023 (c)	869,514	890,003
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.14%, 11/25/2027 (c)	700,000	687,932
Series 2018-M1, Class A2, Class A2, VRN, 2.99%, 12/25/2027 (c)	130,000	126,222
Security Description	Principal Amount	Value
Series 2018-M5, Class A2, Class A2, VRN, 3.56%, 9/25/2021 (c)	$ 249,092	$ 252,085
Government National Mortgage Association:
3.00% 12/15/2042	769,226	762,110
3.00% 12/20/2042	1,461,859	1,452,629
3.00%, 2/20/2043	1,355,119	1,346,563
3.00%, 4/20/2043	1,326,467	1,314,711
3.00%, 6/20/2043	911,459	903,381
3.00%, 12/20/2044	478,037	473,141
3.00%, 3/20/2045	541,483	535,232
3.00%, 4/20/2045	827,406	817,854
3.00%, 8/20/2045	1,171,171	1,157,651
3.00%, 1/20/2046	659,472	651,858
3.00%, 4/20/2046	1,312,188	1,293,833
3.00%, 5/20/2046	2,853,351	2,813,439
3.00%, 10/20/2046	8,928,953	8,804,058
3.00%, 11/20/2046	1,406,008	1,386,341
3.00%, 1/20/2047	2,430,605	2,396,607
3.00%, 6/20/2047	863,312	850,256
3.00%, 7/20/2047	7,741,385	7,624,309
3.00%, 10/20/2047	5,451,631	5,369,184
3.00%, 12/20/2047	3,164,813	3,116,950
3.00%, 1/20/2048	2,864,573	2,821,251
3.00%, 2/20/2048	3,344,126	3,293,551
3.00%, 3/20/2048	12,939,950	12,744,253
3.50%, 2/15/2042	846,969	858,340
3.50%, 6/20/2042	811,749	824,926
3.50%, 4/15/2043	206,544	208,760
3.50%, 4/20/2043	816,737	829,995
3.50%, 7/20/2043	2,026,549	2,056,686
3.50%, 10/20/2043	394,836	400,708
3.50%, 12/20/2043	175,598	178,209
3.50%, 1/20/2044	358,731	364,066
3.50%, 3/20/2044	338,504	343,538
3.50%, 10/20/2044	667,067	674,843
3.50%, 12/20/2044	509,687	515,629
3.50%, 2/20/2045	392,587	397,164
3.50%, 3/20/2045	469,731	474,760
3.50% 4/20/2045	2,941,316	2,972,807
3.50%, 6/20/2045	738,820	746,731
3.50%, 10/20/2045	8,504,620	8,595,674
3.50%, 11/20/2045	276,139	279,096
3.50%, 1/20/2046	3,596,649	3,635,156
3.50%, 3/20/2046	2,320,281	2,341,069
3.50%, 4/20/2046	2,026,807	2,044,965
3.50%, 5/20/2046	2,092,845	2,111,595
3.50%, 10/20/2046	1,267,031	1,278,382
3.50%, 2/20/2047	2,526,459	2,549,093
3.50%, 5/20/2047	1,415,516	1,426,038
3.50%, 6/20/2047	859,383	865,771
3.50%, 8/20/2047	1,256,311	1,265,649
3.50%, 9/20/2047	1,362,112	1,372,236
3.50%, 10/20/2047	873,788	880,283

219

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/20/2047	$ 4,435,356	$ 4,468,324
3.50%, 12/20/2047	6,143,984	6,189,653
3.50%, 1/20/2048	22,018,836	22,182,504
3.50%, 2/20/2048	5,487,363	5,528,151
3.50%, 3/20/2048	9,748,088	9,819,967
3.50%, 4/20/2048	5,755,020	5,797,456
3.50%, 6/20/2048	3,425,909	3,451,170
3.50%, 8/20/2048	2,614,429	2,633,707
4.00%, 4/15/2040	735,960	760,316
4.00%, 6/15/2040	47,678	49,256
4.00%, 3/20/2044	129,465	133,493
4.00%, 4/20/2044	194,275	200,320
4.00%, 6/20/2044	278,096	286,748
4.00%, 8/20/2044	289,606	298,616
4.00%, 9/20/2044	288,617	297,597
4.00%, 10/20/2044	264,285	272,507
4.00%, 12/20/2044	644,331	664,379
4.00%, 2/20/2045	458,139	472,394
4.00%, 5/15/2045	679,641	698,831
4.00%, 8/20/2045	467,507	481,101
4.00%, 9/20/2045	725,219	746,306
4.00%, 10/20/2045	672,533	692,088
4.00%, 11/20/2045	2,402,251	2,472,101
4.00%, 5/20/2046	157,465	161,829
4.00%, 3/20/2047	1,605,997	1,650,514
4.00%, 4/20/2047	633,114	649,094
4.00%, 6/20/2047	4,536,626	4,651,137
4.00%, 7/20/2047	1,272,583	1,304,705
4.00%, 8/20/2047	2,017,885	2,068,819
4.00%, 9/20/2047	850,299	871,762
4.00%, 12/20/2047	7,598,577	7,790,376
4.00%, 2/20/2048	7,184,735	7,366,088
4.00%, 7/20/2048	1,474,817	1,511,575
4.00%, 8/20/2048	11,585,163	11,873,911
4.00%, 9/20/2048	2,084,420	2,136,372
4.50%, 6/15/2039	36,690	38,361
4.50%, 7/15/2039	167,261	174,875
4.50%, 4/15/2040	573,851	600,627
4.50% 6/15/2040	366,764	383,876
4.50%, 3/15/2041	194,138	203,196
4.50%, 6/15/2041	172,920	180,397
4.50%, 9/20/2041	167,035	174,802
4.50%, 12/15/2041	37,866	39,503
4.50%, 1/15/2042	138,160	144,450
4.50%, 10/20/2043	112,777	117,534
4.50%, 4/20/2044	286,109	298,178
4.50%, 11/20/2044	633,259	660,248
4.50%, 12/20/2044	192,915	201,137
4.50%, 8/20/2045	362,828	378,291
4.50%, 9/20/2045	174,370	181,801
4.50%, 10/20/2045	644,750	672,229
4.50%, 4/20/2046	357,774	373,023
4.50%, 9/20/2047	435,365	451,384
4.50%, 11/20/2047	2,038,708	2,113,722
4.50%, 12/20/2047	1,811,428	1,878,079
Security Description	Principal Amount	Value
4.50%, 1/20/2048	$ 1,751,956	$ 1,816,418
4.50%, 6/20/2048	5,868,697	6,077,254
4.50%, 8/20/2048	3,955,870	4,096,451
5.00%, 12/15/2038	198,789	212,499
5.00% 4/15/2039	396,149	423,507
5.00%, 5/15/2039	58,313	62,340
5.00%, 11/20/2041	986,255	1,045,161
5.00%, 5/20/2044	186,391	197,588
5.00%, 11/20/2044	229,473	243,256
5.00%, 1/20/2048	1,966,400	2,047,159
5.00%, 5/20/2048	3,425,562	3,564,779
5.00%, 7/20/2048	489,779	510,767
5.00%, 9/20/2048	2,483,443	2,589,865
5.50%, 6/15/2038	230,283	250,410
5.50%, 7/15/2038	299,659	326,543
5.50%, 2/15/2039	50,413	55,048
5.50%, 5/20/2044	291,250	318,015
6.00%, 1/15/2038	33,791	37,715
6.00%, 4/15/2038	88,954	99,502
6.00%, 6/15/2041	137,042	152,659
TBA, 3.00%, 1/1/2049 (f)	2,000,000	1,969,004
TBA, 3.50%, 1/1/2049 (f)	16,275,000	16,387,297
TBA, 4.00%, 1/1/2049 (f)	14,900,000	15,260,580
TBA, 4.50%, 1/1/2049 (f)	10,500,000	10,860,255
TBA, 5.00%, 1/1/2049 (f)	3,000,000	3,120,900
Iraq Government AID Bond 2.15%, 1/18/2022	830,000	819,534
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	477,356
4.63%, 9/15/2060	14,000	16,967
5.25%, 9/15/2039	526,000	658,520
5.88%, 4/1/2036	128,000	167,410
7.13%, 5/1/2030	66,000	90,711
Series A, 2.88%, 2/1/2027	236,000	233,123
Series E, 6.75%, 11/1/2025	115,000	142,430
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,087,477,628)		1,082,228,209
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
2.25%, 8/15/2046	3,006,000	2,568,689
2.50%, 2/15/2045	3,399,000	3,078,917
2.50%, 2/15/2046	3,681,800	3,323,906
2.50%, 5/15/2046	2,850,000	2,570,318
2.75%, 8/15/2042	5,251,000	5,026,335
2.75%, 11/15/2042	19,282,000	18,434,311
2.75%, 8/15/2047	7,400,000	7,009,367
2.75%, 11/15/2047	17,200,000	16,281,610
2.88%, 5/15/2043	1,900,000	1,854,965
2.88%, 8/15/2045	3,700,000	3,603,469
2.88%, 11/15/2046	2,109,700	2,051,537
3.00%, 11/15/2044	1,464,000	1,461,179
3.00%, 5/15/2045	200,000	199,528
3.00%, 11/15/2045	2,900,000	2,893,013

220

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/2047	$ 6,450,000	$ 6,432,185
3.00%, 5/15/2047	10,200,000	10,157,687
3.00%, 2/15/2048	13,150,000	13,080,861
3.00%, 8/15/2048	18,500,000	18,414,434
3.13%, 11/15/2041	2,518,000	2,577,755
3.13%, 2/15/2042	2,197,000	2,248,902
3.13%, 2/15/2043	1,240,000	1,265,031
3.13%, 8/15/2044	2,078,000	2,120,630
3.13%, 5/15/2048	14,000,000	14,266,107
3.38%, 5/15/2044	2,164,000	2,303,731
3.38%, 11/15/2048	6,500,000	6,951,882
3.50%, 2/15/2039	700,000	765,598
3.63%, 8/15/2043	3,950,000	4,371,147
3.63%, 2/15/2044	1,940,000	2,149,178
3.75%, 8/15/2041	150,000	169,181
3.75%, 11/15/2043	3,762,000	4,248,276
3.88%, 8/15/2040	150,000	172,278
4.25%, 11/15/2040	400,000	483,412
4.38%, 2/15/2038	2,235,000	2,737,801
4.38%, 11/15/2039	500,000	613,029
4.38%, 5/15/2040	10,350,000	12,708,790
4.38%, 5/15/2041	1,500,000	1,846,096
4.50%, 2/15/2036	850,000	1,047,749
4.50%, 5/15/2038	5,000,000	6,223,027
4.63%, 2/15/2040	31,470,000	39,880,758
4.75%, 2/15/2037	546,000	695,741
4.75%, 2/15/2041	5,400,000	6,976,113
5.25%, 11/15/2028	700,000	852,679
5.25%, 2/15/2029	250,000	305,615
5.50%, 8/15/2028	452,000	558,414
6.13%, 11/15/2027	686,000	871,619
6.25%, 8/15/2023	300,000	348,530
6.50%, 11/15/2026	1,054,000	1,342,995
6.88%, 8/15/2025	50,000	62,971
7.13%, 2/15/2023	800,000	943,287
7.50%, 11/15/2024	6,100,000	7,734,060
7.88%, 2/15/2021	172,000	190,957
8.75%, 5/15/2020	38,000	41,138
8.75%, 8/15/2020	345,000	378,563
Treasury Notes:
1.13%, 4/30/2020	400,000	392,469
1.13%, 2/28/2021	6,700,000	6,507,858
1.13%, 6/30/2021	400,000	387,191
1.13%, 9/30/2021	999,600	964,207
1.25%, 1/31/2020	7,750,000	7,637,627
1.25%, 3/31/2021	4,105,600	3,997,326
1.25%, 10/31/2021	1,950,000	1,885,113
1.38%, 2/15/2020	9,100,000	8,975,384
1.38%, 2/29/2020	7,590,000	7,484,809
1.38%, 3/31/2020	3,650,000	3,596,557
1.38%, 4/30/2020	1,015,000	999,463
1.38%, 5/31/2020	400,000	393,518
1.38%, 8/31/2020	4,905,000	4,812,986
1.38%, 9/15/2020	5,850,000	5,739,615
1.38%, 1/31/2021	1,000,000	977,241
Security Description	Principal Amount	Value
1.38%, 4/30/2021	$ 3,624,000	$ 3,534,820
1.38%, 5/31/2021	600,000	584,657
1.38%, 6/30/2023	4,000,000	3,808,836
1.50%, 4/15/2020	4,225,000	4,168,888
1.50%, 5/15/2020	3,100,000	3,055,941
1.50%, 6/15/2020	3,100,000	3,053,869
1.50%, 7/15/2020	10,850,000	10,680,543
1.50%, 8/15/2020	7,125,000	7,008,355
1.50%, 1/31/2022	850,000	825,867
1.50%, 2/28/2023	23,770,000	22,838,979
1.50%, 3/31/2023	1,796,000	1,724,287
1.50%, 8/15/2026	2,392,000	2,206,911
1.63%, 3/15/2020	2,100,000	2,076,856
1.63%, 7/31/2020	250,000	246,464
1.63%, 10/15/2020	9,150,000	9,007,778
1.63%, 11/30/2020	2,000,000	1,967,089
1.63%, 8/15/2022	1,972,000	1,913,410
1.63%, 8/31/2022	9,000,000	8,731,115
1.63%, 11/15/2022	3,964,000	3,837,917
1.63%, 4/30/2023	1,100,000	1,060,872
1.63%, 5/31/2023	884,000	851,750
1.63%, 10/31/2023	4,730,000	4,540,034
1.63%, 2/15/2026	4,450,000	4,166,312
1.63%, 5/15/2026	300,000	280,188
1.75%, 10/31/2020	1,900,000	1,873,926
1.75%, 11/15/2020	9,825,000	9,688,278
1.75%, 12/31/2020	1,000,000	985,927
1.75%, 3/31/2022	500,000	488,897
1.75%, 5/15/2022	3,432,000	3,351,482
1.75%, 5/31/2022	3,650,000	3,563,559
1.75%, 6/30/2022	8,450,000	8,245,872
1.75%, 9/30/2022	2,470,000	2,405,018
1.75%, 1/31/2023	2,100,000	2,039,482
1.75%, 5/15/2023	3,610,000	3,498,448
1.88%, 12/15/2020	20,400,000	20,159,390
1.88%, 1/31/2022	5,399,600	5,303,689
1.88%, 2/28/2022	3,750,000	3,682,141
1.88%, 3/31/2022	2,600,000	2,551,617
1.88%, 4/30/2022	4,850,000	4,757,540
1.88%, 7/31/2022	8,200,000	8,031,157
1.88%, 8/31/2022	2,330,000	2,280,332
1.88%, 9/30/2022	14,900,000	14,577,694
1.88%, 10/31/2022	47,000	45,957
1.88%, 8/31/2024	2,150,000	2,075,537
2.00%, 1/31/2020	8,650,000	8,592,941
2.00%, 7/31/2020	634,000	628,750
2.00%, 9/30/2020	400,000	396,472
2.00%, 11/30/2020	3,300,000	3,269,486
2.00%, 1/15/2021	12,900,000	12,773,146
2.00%, 2/28/2021	518,000	512,637
2.00%, 5/31/2021	300,000	296,716
2.00%, 8/31/2021	1,913,600	1,890,156
2.00%, 10/31/2021	2,800,000	2,764,208
2.00%, 11/15/2021	1,103,800	1,089,636
2.00%, 12/31/2021	2,775,000	2,737,550

221

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 2/15/2022	$ 780,000	$ 769,060
2.00%, 10/31/2022	34,400,000	33,793,424
2.00%, 11/30/2022	5,045,000	4,953,996
2.00%, 2/15/2023	9,040,000	8,865,383
2.00%, 2/15/2025	456,000	441,186
2.00%, 8/15/2025	200,000	192,846
2.13%, 8/31/2020	994,000	987,325
2.13%, 1/31/2021	650,000	645,016
2.13%, 6/30/2021	1,000,000	991,890
2.13%, 8/15/2021	3,201,600	3,172,397
2.13%, 9/30/2021	475,000	470,555
2.13%, 12/31/2021	809,800	802,018
2.13%, 6/30/2022	500,000	494,086
2.13%, 12/31/2022	3,000,000	2,958,087
2.13%, 11/30/2023	2,000,000	1,964,214
2.13%, 2/29/2024	4,000,000	3,924,441
2.13%, 7/31/2024	2,600,000	2,543,890
2.13%, 9/30/2024	1,550,000	1,515,006
2.13%, 11/30/2024	7,000,000	6,834,160
2.13%, 5/15/2025	4,549,000	4,427,406
2.25%, 2/29/2020	12,400,000	12,350,212
2.25%, 3/31/2020	13,100,000	13,047,570
2.25%, 2/15/2021	7,400,000	7,361,277
2.25%, 3/31/2021	21,483,600	21,372,591
2.25%, 4/30/2021	1,000,000	995,439
2.25%, 7/31/2021	800,000	795,625
2.25%, 12/31/2023	1,854,000	1,830,815
2.25%, 1/31/2024	3,600,000	3,553,917
2.25%, 10/31/2024	10,000,000	9,835,110
2.25%, 11/15/2024	12,344,000	12,134,644
2.25%, 12/31/2024	30,000,000	29,478,889
2.25%, 11/15/2025	1,400,000	1,369,331
2.25%, 2/15/2027	9,176,000	8,911,836
2.25%, 8/15/2027	6,600,000	6,387,751
2.25%, 11/15/2027	19,050,000	18,402,816
2.38%, 4/30/2020	14,250,000	14,214,215
2.38%, 12/31/2020	2,542,000	2,536,455
2.38%, 3/15/2021	12,100,000	12,070,819
2.38%, 4/15/2021	6,925,000	6,908,281
2.38%, 1/31/2023	14,900,000	14,833,221
2.38%, 8/15/2024	2,955,000	2,928,462
2.38%, 5/15/2027	12,600,000	12,337,222
2.50%, 5/31/2020	17,775,000	17,759,922
2.50%, 6/30/2020	8,550,000	8,543,403
2.50%, 12/31/2020	22,600,000	22,601,222
2.50%, 3/31/2023	7,300,000	7,301,901
2.50%, 8/15/2023	2,308,000	2,307,713
2.50%, 5/15/2024	9,694,000	9,677,648
2.50%, 1/31/2025	15,650,000	15,591,418
2.63%, 7/31/2020	10,400,000	10,412,567
2.63%, 8/15/2020	4,374,000	4,379,976
2.63%, 8/31/2020	10,600,000	10,614,453
2.63%, 11/15/2020	11,696,000	11,716,995
2.63%, 5/15/2021	5,400,000	5,417,887
2.63%, 6/15/2021	3,850,000	3,863,573
Security Description	Principal Amount	Value
2.63%, 7/15/2021	$ 3,750,000	$ 3,763,645
2.63%, 12/15/2021	1,625,000	1,632,336
2.63%, 2/28/2023	14,050,000	14,123,635
2.63%, 6/30/2023	8,700,000	8,747,533
2.63%, 3/31/2025	3,210,000	3,219,685
2.63%, 12/31/2025	12,000,000	12,027,829
2.75%, 9/30/2020	21,250,000	21,330,562
2.75%, 11/30/2020	19,200,000	19,287,018
2.75%, 8/15/2021	6,350,000	6,393,465
2.75%, 9/15/2021	4,200,000	4,229,405
2.75%, 4/30/2023	17,000,000	17,178,421
2.75%, 5/31/2023	30,350,000	30,686,874
2.75%, 7/31/2023	2,550,000	2,577,681
2.75%, 8/31/2023	17,100,000	17,293,115
2.75%, 11/15/2023	10,383,000	10,498,207
2.75%, 2/15/2024	4,618,000	4,668,204
2.75%, 2/28/2025	10,000,000	10,102,868
2.75%, 6/30/2025	10,500,000	10,606,712
2.75%, 8/31/2025	6,600,000	6,665,187
2.75%, 2/15/2028	5,050,000	5,076,333
2.88%, 10/31/2020	36,300,000	36,526,976
2.88%, 10/15/2021	1,050,000	1,061,154
2.88%, 11/15/2021	10,000,000	10,111,867
2.88%, 9/30/2023	14,100,000	14,331,152
2.88%, 10/31/2023	6,750,000	6,863,200
2.88%, 11/30/2023	29,750,000	30,272,640
2.88%, 4/30/2025	2,100,000	2,136,615
2.88%, 5/31/2025	10,200,000	10,377,003
2.88%, 7/31/2025	1,050,000	1,068,505
2.88%, 11/30/2025	10,000,000	10,180,025
2.88%, 5/15/2028	28,300,000	28,735,087
2.88%, 8/15/2028	13,300,000	13,505,792
3.00%, 9/30/2025	5,200,000	5,333,925
3.00%, 10/31/2025	27,700,000	28,418,544
3.13%, 5/15/2021	348,400	353,592
3.13%, 11/15/2028	9,600,000	9,958,591
3.50%, 5/15/2020	1,455,000	1,472,891
3.63%, 2/15/2020	1,499,500	1,515,692
3.63%, 2/15/2021	11,356,000	11,618,829
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,400,926,641)		1,398,918,451
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	142,079
California, State General Obligation:
2.80%, 4/1/2021	135,000	134,881
3.38%, 4/1/2025	155,000	155,835
3.50%, 4/1/2028	200,000	199,674
4.50%, 4/1/2033	250,000	261,710
4.60%, 4/1/2038	150,000	154,703
7.30%, 10/1/2039	295,000	404,952

222

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.35%, 11/1/2039	$ 110,000	$ 151,854
7.50%, 4/1/2034	275,000	374,751
7.55%, 4/1/2039	297,000	425,467
7.63%, 3/1/2040	90,000	128,141
California, State University Series B, 3.90%, 11/1/2047	100,000	97,675
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	207,995
6.60%, 7/1/2050	260,000	366,948
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	177,497
Series RY, 6.76%, 7/1/2034	250,000	321,727
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F, 6.26%, 4/1/2049	235,000	319,830
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	164,143
University of California:
Series AD, 4.86%, 5/15/2112	450,000	472,374
Series AQ, 4.77%, 5/15/2115	75,000	77,114
Series AX, 3.06%, 7/1/2025	100,000	98,693
		4,838,043
CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	107,761
GEORGIA — 0.0% (b)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	185,017
6.66%, 4/1/2057	99,000	108,658
7.06%, 4/1/2057	300,000	336,978
		630,653
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.47%, 1/1/2049	500,000	507,255
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	89,425
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	90,158
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	98,510
Series B, 7.38%, 1/1/2033	35,000	38,484
Series B, 7.75%, 1/1/2042	50,000	53,528
Sales Tax Securitization Corp. Series B, 3.82%, 1/1/2048	100,000	90,867
State of Illinois:
4.95%, 6/1/2023	300,000	304,602
Security Description	Principal Amount	Value
5.10%, 6/1/2033	$ 670,000	$ 638,798
7.35%, 7/1/2035	500,000	554,215
		2,465,842
KANSAS — 0.0% (b)
Kansas Development Finance Authority Series H, 4.93%, 4/15/2045	50,000	54,917
MASSACHUSETTS — 0.0% (b)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	110,350
5.46%, 12/1/2039	400,000	484,648
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	60,984
		655,982
MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	113,760
MISSOURI — 0.0% (b)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	190,000	179,379
NEW JERSEY — 0.0% (b)
New Jersey Economic Development Authority:
Series A, 7.43%, 2/15/2029 (g)	275,000	333,099
Series B, Zero Coupon, 2/15/2020 (g)	120,000	115,200
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	103,387
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	443,973
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	241,687
		1,237,346
NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	269,044
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	117,422
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	100,141
Series A2, 5.21%, 10/1/2031	100,000	113,380

223

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	$ 150,000	$ 195,354
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	124,652
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	350,000	349,790
4.93%, 10/1/2051	220,000	251,812
Series 192, 4.81%, 10/15/2065	150,000	162,882
Series 20, 4.23%, 10/15/2057	125,000	125,549
		1,810,026
OHIO — 0.0% (b)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	115,714
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	317,834
		433,548
OREGON — 0.0% (b)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (g)	100,000	116,132
PENNSYLVANIA — 0.0% (b)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	92,076
State Public School Building Authority 5.00%, 9/15/2027	95,000	104,111
		196,187
SOUTH CAROLINA — 0.0% (b)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	94,893
TENNESSEE — 0.0% (b)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,230
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	690,494
6.29%, 3/1/2032	100,000	117,924
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	212,226
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	68,803
Security Description	Principal Amount	Value
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	$ 75,000	$ 97,925
Texas, State General Obligation 5.52%, 4/1/2039	100,000	124,138
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	124,950
University of Texas System Series A, 3.35%, 8/15/2047	100,000	90,547
		1,527,007
WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	232,168
WISCONSIN — 0.0% (b)
State of Wisconsin Series C, 3.15%, 5/1/2027	160,000	157,752
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,752,670)		14,861,626
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	426,490
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	289,134
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061	390,000	405,273
BANK 2018-BNK14 Series 2018-BN14, Class A4, Class A4, 4.23%, 9/15/2060	286,660	298,423
BANK 2018-BNK15 Series 2018-BN15, Class A4, Class A4, 4.41%, 11/15/2061	400,000	421,436
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, Class A5, 3.88%, 2/15/2051	695,000	707,481
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	313,386
CD Mortgage Trust Series 2017-CD6, Class A5, Class A5, 3.46%, 11/13/2050	255,000	250,033
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	355,636
Citigroup Commercial Mortgage Trust:

224

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2012-GC8, Class A4, Class A4, 3.02%, 9/10/2045	$ 500,000	$ 496,683
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	500,000	498,086
Series 2015-GC33, Class A4, Class A4, 3.78%, 9/10/2058	1,200,000	1,215,525
Series 2015-P1, Class A2, Class A2, 3.04%, 9/15/2048	1,021,250	1,019,003
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	491,819
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	490,105	481,886
Series 2012-LC4, Class AM, Class AM, 4.06%, 12/10/2044	1,500,000	1,524,064
Series 2013-CR8, Class A4, Class A4, 3.33%, 6/10/2046	346,967	347,559
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	508,894
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	502,189
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	455,000	454,250
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	639,840
Series 2018-COR3, Class A3, Class A3, 4.23%, 5/10/2051	1,000,000	1,033,303
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, Class A3, 3.96%, 2/10/2047	500,000	513,160
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	489,431
Series 2017-CX10, Class A5, Class A5, 3.46%, 11/15/2050 (c)	500,000	485,450
Series 2018-C14, Class A4, Class A4, 4.42%, 11/15/2051	500,000	526,242
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051	500,000	518,510
Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	$ 1,600,000	$ 1,590,347
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	984,167
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	490,109
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	490,445
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, Class ASB, 3.14%, 5/15/2045	176,747	176,528
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	500,000	495,956
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,033,099
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,262,688
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	500,000	502,968
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,522,730
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	490,979
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	496,932
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	499,664
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	500,000	512,726
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	496,653
Series 2015-C21, Class A2, Class A2, 2.93%, 3/15/2048	350,000	349,008
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	500,000	498,977

225

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	$ 1,000,000	$ 998,063
Series 2016-C29, Class A2, Class A2, 2.79%, 5/15/2049	450,000	445,573
Series 2013-C10, Class A3, Class A3, VRN, 3.97%, 7/15/2046 (c)	487,512	501,763
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	742,823
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	499,557
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	500,000	518,108
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	321,820
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	497,597
Series 2018-C10, Class A4, Class A4, 4.31%, 5/15/2051	500,000	522,521
Series 2018-C8, Class A4, Class A4, 3.98%, 2/15/2051	300,000	305,185
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, Class A4, 3.18%, 3/10/2046	400,000	397,061
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	503,453
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	543,000	548,509
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,355,958
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	491,438
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	295,352
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	486,112
Security Description	Principal Amount	Value
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	$ 500,000	$ 516,907
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, Class A4, 3.67%, 11/15/2044	320,000	323,805
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	198,875	195,618
Series 2013-C12, Class ASB, Class ASB, 2.84%, 3/15/2048	304,336	301,529
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	652,987
Series 2014-C20, Class A3, Class A3, 3.64%, 5/15/2047	500,000	503,000
Series 2013-C16, Class B, Class B, VRN, 5.04%, 9/15/2046 (c)	2,000,000	2,073,469
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	515,140
TOTAL MORTGAGE-BACKED SECURITIES (Cost $42,289,488)		41,620,510
	Shares
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	202,998,547	202,998,547
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	12,171,048	12,171,048
TOTAL SHORT-TERM INVESTMENTS (Cost $215,169,595)		215,169,595
TOTAL INVESTMENTS — 105.3% (Cost $3,836,044,872)		3,798,840,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(192,660,358)
NET ASSETS — 100.0%		$ 3,606,180,508

226

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
IO	= Interest Only
ISDA	= International Swaps and Derivatives Association
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust
VRN	= Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 902,721,966	$—	$ 902,721,966
Asset-Backed Securities	—	17,111,782	—	17,111,782
Foreign Government Obligations	—	126,208,727	—	126,208,727
U.S. Government Agency Obligations	—	1,082,228,209	—	1,082,228,209
U.S. Treasury Obligations	—	1,398,918,451	—	1,398,918,451
Municipal Bonds & Notes	—	14,861,626	—	14,861,626
Mortgage-Backed Securities	—	41,620,510	—	41,620,510
Short-Term Investments	215,169,595	—	—	215,169,595
TOTAL INVESTMENTS	$215,169,595	$3,583,671,271	$—	$3,798,840,866
227

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	257,454,873	$257,454,873	$319,766,609	$374,222,935	$—	$—	202,998,547	$202,998,547	$1,381,399	$—
State Street Navigator Securities Lending Government Money Market Portfolio	23,059,826	23,059,826	101,775,894	112,664,672	—	—	12,171,048	12,171,048	37,777	—
Total		$280,514,699	$421,542,503	$486,887,607	$—	$—		$215,169,595	$1,419,176	$—
228	SARSPAB

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020 (a)	$ 870,000	$ 870,609
3.75%, 10/1/2021	500,000	503,100
3.75%, 2/15/2023 (a)	1,677,000	1,643,124
4.20%, 4/15/2024	497,000	490,375
4.65%, 10/1/2028 (a)	625,000	617,219
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	2,543,000	2,411,171
3.63%, 5/1/2022	1,362,000	1,343,708
3.65%, 11/1/2024	720,000	698,710
4.45%, 8/15/2020	745,000	757,702
WPP Finance 2010:
3.63%, 9/7/2022	593,000	576,455
3.75%, 9/19/2024	940,500	876,772
4.75%, 11/21/2021	960,000	978,154
		11,767,099
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
1.65%, 10/30/2020	444,000	433,730
1.88%, 6/15/2023	2,148,000	2,034,457
2.13%, 3/1/2022	242,000	234,680
2.25%, 6/15/2026	283,000	259,794
2.35%, 10/30/2021	260,000	256,334
2.60%, 10/30/2025	250,000	237,023
2.80%, 3/1/2023	545,000	536,683
2.80%, 3/1/2027	587,000	556,734
2.85%, 10/30/2024	507,000	495,973
3.25%, 3/1/2028	675,000	661,122
3.45%, 11/1/2028	250,000	247,250
4.88%, 2/15/2020	421,000	430,228
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	2,062,000	2,085,960
5.40%, 2/1/2027	755,000	779,485
Embraer SA 5.15%, 6/15/2022 (a)	270,000	278,497
General Dynamics Corp.:
1.88%, 8/15/2023	636,000	598,546
2.13%, 8/15/2026	1,629,000	1,469,863
2.25%, 11/15/2022	1,353,000	1,311,869
2.38%, 11/15/2024	2,367,000	2,238,945
2.63%, 11/15/2027	486,000	449,356
2.88%, 5/11/2020	1,202,000	1,202,829
3.00%, 5/11/2021	1,545,000	1,546,560
3.38%, 5/15/2023	875,000	880,338
3.50%, 5/15/2025	939,000	940,549
3.75%, 5/15/2028	669,000	674,887
3.88%, 7/15/2021	89,000	90,799
Harris Corp.:
2.70%, 4/27/2020	832,000	826,051
Security Description	Principal Amount	Value
3.83%, 4/27/2025	$ 965,000	$ 944,088
4.40%, 6/15/2028	715,000	714,600
L3 Technologies, Inc.:
3.85%, 6/15/2023	796,000	796,987
3.85%, 12/15/2026	875,000	846,265
3.95%, 5/28/2024	399,000	397,017
4.40%, 6/15/2028	937,000	939,408
4.95%, 2/15/2021	565,000	579,323
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,577,000	1,558,675
2.90%, 3/1/2025	304,000	291,493
3.10%, 1/15/2023	932,000	924,190
3.35%, 9/15/2021	860,000	865,839
3.55%, 1/15/2026	1,340,000	1,328,061
Northrop Grumman Corp.:
2.08%, 10/15/2020	1,240,000	1,216,638
2.55%, 10/15/2022	1,675,000	1,622,221
2.93%, 1/15/2025	1,357,000	1,287,128
3.20%, 2/1/2027	1,169,000	1,096,393
3.25%, 8/1/2023	1,515,000	1,489,806
3.25%, 1/15/2028	2,003,000	1,871,423
3.50%, 3/15/2021 (a)	824,000	828,878
Raytheon Co.:
2.50%, 12/15/2022	1,868,000	1,822,552
3.13%, 10/15/2020	976,000	978,518
3.15%, 12/15/2024	345,000	343,396
4.40%, 2/15/2020	125,000	126,874
7.20%, 8/15/2027	155,000	194,089
Rockwell Collins, Inc.:
2.80%, 3/15/2022	1,689,000	1,637,469
3.20%, 3/15/2024	933,000	897,061
3.50%, 3/15/2027	1,456,000	1,370,460
3.70%, 12/15/2023	892,000	889,021
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	619,000	568,836
3.95%, 6/15/2023	1,190,000	1,192,487
4.60%, 6/15/2028	761,000	726,200
United Technologies Corp.:
1.90%, 5/4/2020	1,877,000	1,844,678
1.95%, 11/1/2021	1,044,000	1,002,971
2.30%, 5/4/2022	642,000	614,587
2.65%, 11/1/2026	2,086,000	1,875,460
2.80%, 5/4/2024	3,244,000	3,056,983
3.10%, 6/1/2022	2,753,000	2,685,166
3.13%, 5/4/2027	1,111,000	1,027,819
3.35%, 8/16/2021	880,000	877,395
3.65%, 8/16/2023	1,750,000	1,743,385
3.95%, 8/16/2025	671,000	666,370
4.13%, 11/16/2028	800,000	792,696
4.50%, 4/15/2020	1,315,000	1,334,633
6.70%, 8/1/2028	500,000	587,500
		70,213,581
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020	1,056,000	1,046,274

229

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 9/16/2026	$ 895,000	$ 777,683
2.85%, 8/9/2022	1,001,000	960,470
2.95%, 5/2/2023	200,000	190,160
4.00%, 1/31/2024	1,123,000	1,103,561
4.75%, 5/5/2021	3,265,000	3,333,957
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	527,000	481,019
3.38%, 3/15/2022	1,850,000	1,857,585
4.48%, 3/1/2021	162,000	166,536
BAT Capital Corp.:
2.30%, 8/14/2020	2,669,000	2,606,172
2.76%, 8/15/2022	2,203,000	2,079,610
3.22%, 8/15/2024	3,637,000	3,345,349
3.56%, 8/15/2027	3,040,000	2,694,474
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	1,113,000	1,064,373
3.25%, 8/15/2026	729,000	638,086
3.50%, 11/24/2020	453,000	451,048
3.75%, 9/25/2027	1,429,000	1,270,438
4.35%, 3/15/2024	2,135,000	2,103,551
Philip Morris International, Inc.:
1.88%, 2/25/2021	1,043,000	1,009,801
2.00%, 2/21/2020	621,000	613,455
2.13%, 5/10/2023	741,000	695,436
2.38%, 8/17/2022	850,000	816,553
2.50%, 8/22/2022	467,000	449,688
2.50%, 11/2/2022	686,000	658,080
2.63%, 2/18/2022	1,087,000	1,053,944
2.63%, 3/6/2023	370,000	354,527
2.75%, 2/25/2026	1,000,000	927,120
2.90%, 11/15/2021	756,000	745,522
3.13%, 8/17/2027	875,000	821,739
3.13%, 3/2/2028	25,000	23,398
3.25%, 11/10/2024	1,180,000	1,143,267
3.38%, 8/11/2025	950,000	922,440
3.60%, 11/15/2023	381,000	378,478
4.13%, 5/17/2021	987,000	1,004,411
4.50%, 3/26/2020	1,202,000	1,222,302
Reynolds American, Inc.:
3.25%, 6/12/2020	707,000	701,485
4.00%, 6/12/2022	1,238,000	1,222,376
4.45%, 6/12/2025	3,372,000	3,243,324
4.85%, 9/15/2023	742,000	748,982
6.88%, 5/1/2020	610,000	634,534
		45,561,208
AIRLINES — 0.5%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 1/15/2027	1,855,693	1,842,833
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	834,331	849,524
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	303,321	293,005
Security Description	Principal Amount	Value
American Airlines 2015-1 Pass Through Trust, Class A Series A, 3.38%, 11/1/2028	$ 604,501	$ 574,602
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	162,788	156,691
American Airlines 2016-3 Pass Through Trust, Class AA Series AA, 3.00%, 4/15/2030	868,687	807,705
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	454,485	438,133
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	717,056	676,872
Continental Airlines 2007-1 Pass Through Trust, Class A Series 071A, 5.98%, 10/19/2023	383,652	401,162
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	92,621	92,536
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	925,828	923,319
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	131,837	142,474
Delta Air Lines, Inc.:
2.60%, 12/4/2020	809,000	792,755
2.88%, 3/13/2020	893,000	886,070
3.40%, 4/19/2021	725,000	716,967
3.63%, 3/15/2022	1,529,000	1,474,201
3.80%, 4/19/2023	272,000	264,430
4.38%, 4/19/2028	296,000	281,200
Latam Airlines 2015-1 Pass Through Trust A 4.20%, 8/15/2029	26,925	25,864
Southwest Airlines Co.:
2.65%, 11/5/2020	226,000	222,958
2.75%, 11/16/2022	95,000	92,729
3.00%, 11/15/2026	1,037,000	959,941
3.45%, 11/16/2027	480,000	454,358
United Airlines 2013-1 Pass Through Trust Class A Series A, 4.30%, 2/15/2027	125,990	126,492
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	555,833	551,647
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	2,682,086	2,647,487
United Airlines 2016-1 Pass Through Trust Class A Series AA, 3.10%, 1/7/2030	492,560	465,553

230

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	$ 777,681	$ 740,220
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	122,837	121,554
		18,023,282
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	551,000	532,889
2.38%, 11/1/2026	768,000	707,889
Ralph Lauren Corp.:
2.63%, 8/18/2020	354,000	350,226
3.75%, 9/15/2025	700,000	693,126
VF Corp. 3.50%, 9/1/2021	421,000	424,035
		2,708,165
AUTO MANUFACTURERS — 2.5%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	297,000	293,582
Series GMTN, 1.70%, 9/9/2021	1,337,000	1,284,723
Series GMTN, 2.30%, 9/9/2026	636,000	577,736
Series GMTN, 2.65%, 2/12/2021	1,022,000	1,011,596
Series GMTN, 3.00%, 6/16/2020	1,326,000	1,323,348
Series GMTN, 3.45%, 7/14/2023	470,000	470,512
Series GMTN, 3.50%, 2/15/2028	197,000	193,740
Series MTN, 1.65%, 7/12/2021	569,000	548,226
Series MTN, 1.95%, 7/20/2020	873,000	857,434
Series MTN, 2.00%, 2/14/2020	820,000	810,381
Series MTN, 2.45%, 9/24/2020	807,000	797,211
Series MTN, 2.60%, 11/16/2022	322,000	313,477
Series MTN, 2.90%, 2/16/2024	1,067,000	1,036,196
Series MTN, 3.38%, 12/10/2021	800,000	804,528
Series MTN, 3.63%, 10/10/2023	600,000	604,794
Ford Motor Co. 4.35%, 12/8/2026	404,000	360,550
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	708,000	681,096
2.43%, 6/12/2020	317,000	308,026
2.46%, 3/27/2020	962,000	940,038
2.68%, 1/9/2020	1,595,000	1,568,172
Security Description	Principal Amount	Value
2.98%, 8/3/2022	$ 1,004,000	$ 927,254
3.10%, 5/4/2023	1,831,000	1,657,842
3.16%, 8/4/2020	1,007,000	986,749
3.20%, 1/15/2021	1,552,000	1,505,052
3.22%, 1/9/2022	491,000	460,578
3.34%, 3/18/2021	2,465,000	2,385,775
3.34%, 3/28/2022	1,747,000	1,648,766
3.47%, 4/5/2021	340,000	330,524
3.66%, 9/8/2024	1,366,000	1,225,848
3.81%, 10/12/2021	1,385,000	1,344,960
3.81%, 1/9/2024	1,345,000	1,232,625
3.82%, 11/2/2027	721,000	610,399
4.13%, 8/4/2025	890,000	801,490
4.14%, 2/15/2023	241,000	229,068
4.25%, 9/20/2022	1,201,000	1,155,566
4.38%, 8/6/2023	1,539,000	1,462,004
4.69%, 6/9/2025	3,050,000	2,838,147
5.75%, 2/1/2021	1,345,000	1,372,330
5.88%, 8/2/2021	2,404,000	2,465,158
8.13%, 1/15/2020	907,000	937,149
Series GMTN, 4.39%, 1/8/2026	1,368,000	1,227,506
General Motors Co.:
4.00%, 4/1/2025	140,000	130,736
4.20%, 10/1/2027	889,000	804,732
4.88%, 10/2/2023	791,000	793,484
5.00%, 10/1/2028	629,000	596,663
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	928,000	903,445
2.65%, 4/13/2020	792,000	779,035
3.15%, 1/15/2020	1,328,000	1,319,514
3.15%, 6/30/2022	523,000	498,424
3.20%, 7/13/2020	1,754,000	1,736,004
3.20%, 7/6/2021	1,373,000	1,340,693
3.25%, 1/5/2023	1,655,000	1,560,036
3.45%, 1/14/2022	1,422,000	1,376,169
3.45%, 4/10/2022	1,848,000	1,786,702
3.50%, 11/7/2024	505,000	462,176
3.55%, 4/9/2021	345,000	340,715
3.70%, 11/24/2020	585,000	581,467
3.70%, 5/9/2023	1,241,000	1,187,761
3.85%, 1/5/2028	739,000	647,283
3.95%, 4/13/2024	1,780,000	1,684,752
4.00%, 1/15/2025	1,332,000	1,244,434
4.00%, 10/6/2026	1,205,000	1,085,247
4.15%, 6/19/2023	2,361,000	2,296,734
4.20%, 3/1/2021	1,707,000	1,710,960
4.20%, 11/6/2021	1,910,000	1,910,076
4.25%, 5/15/2023	1,409,000	1,372,112
4.30%, 7/13/2025	1,085,000	1,025,238
4.35%, 4/9/2025	1,044,000	993,335
4.35%, 1/17/2027	1,343,000	1,234,365
4.38%, 9/25/2021	1,554,000	1,560,978
5.25%, 3/1/2026	1,966,000	1,929,688

231

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PACCAR Financial Corp.:
3.15%, 8/9/2021	$ 500,000	$ 499,635
3.40%, 8/9/2023	1,147,000	1,148,675
Series MTN, 1.95%, 2/27/2020	528,000	521,490
Series MTN, 2.05%, 11/13/2020	196,000	192,498
Series MTN, 2.30%, 8/10/2022	430,000	415,500
Series MTN, 2.80%, 3/1/2021	710,000	704,178
Series MTN, 3.10%, 5/10/2021	210,000	209,801
Toyota Motor Corp.:
3.18%, 7/20/2021	1,231,000	1,233,401
3.42%, 7/20/2023 (a)	629,000	629,962
3.67%, 7/20/2028	776,000	785,374
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	1,024,000	1,009,162
Series GMTN, 1.90%, 4/8/2021	1,000,000	974,980
Series GMTN, 2.20%, 1/10/2020	582,000	576,844
Series GMTN, 2.70%, 1/11/2023	882,000	857,445
Series GMTN, 2.80%, 7/13/2022	874,000	862,489
Series GMTN, 3.05%, 1/11/2028	1,185,000	1,138,216
Series GMTN, 3.45%, 9/20/2023	1,000,000	1,002,190
Series MTN, 2.15%, 9/8/2022 (a)	974,000	935,167
Series MTN, 2.25%, 10/18/2023	468,000	443,491
Series MTN, 2.60%, 1/11/2022	1,283,000	1,262,215
Series MTN, 2.63%, 1/10/2023	1,471,000	1,428,988
Series MTN, 2.75%, 5/17/2021	787,000	780,995
Series MTN, 2.90%, 4/17/2024	596,000	580,474
Series MTN, 2.95%, 4/13/2021	1,585,000	1,582,385
Series MTN, 3.20%, 1/11/2027	543,000	527,606
Series MTN, 3.30%, 1/12/2022	1,146,000	1,150,939
Series MTN, 3.40%, 9/15/2021	1,104,000	1,112,799
Series MTN, 3.40%, 4/14/2025	527,000	523,453
Series MTN, 4.25%, 1/11/2021	345,000	353,190
Series MTN, 4.50%, 6/17/2020	565,000	576,944
		100,503,600
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	$ 1,827,000	$ 1,821,282
Aptiv PLC:
3.15%, 11/19/2020	105,000	104,568
4.25%, 1/15/2026	637,000	619,718
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	326,000	316,823
Harman International Industries, Inc. 4.15%, 5/15/2025	558,000	559,540
Lear Corp.:
3.80%, 9/15/2027	2,044,000	1,855,032
5.25%, 1/15/2025	760,000	778,483
5.38%, 3/15/2024	960,000	978,432
Magna International, Inc.:
3.63%, 6/15/2024	325,000	320,879
4.15%, 10/1/2025	1,127,000	1,144,638
		8,499,395
BANKS — 28.2%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	550,000	547,767
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	955,000	934,878
2.63%, 5/19/2022	267,000	260,194
3.30%, 5/17/2021	1,145,000	1,145,492
Series MTN, 2.13%, 8/19/2020	700,000	688,667
Series MTN, 2.25%, 11/9/2020	937,000	920,715
Series MTN, 2.30%, 6/1/2021	1,574,000	1,537,782
Series MTN, 2.63%, 11/9/2022	1,200,000	1,163,868
Series MTN, 2.70%, 11/16/2020	982,000	971,905
Series MTN, 3.70%, 11/16/2025	1,057,000	1,051,905
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	987,000	974,396
Banco Santander SA:
3.13%, 2/23/2023	1,123,000	1,062,302
3.50%, 4/11/2022	987,000	967,023
3.80%, 2/23/2028	1,053,000	937,770
3.85%, 4/12/2023	700,000	680,204
4.25%, 4/11/2027	3,809,000	3,536,466
4.38%, 4/12/2028	1,075,000	1,001,266
5.18%, 11/19/2025	985,000	976,086
Bancolombia SA 5.95%, 6/3/2021	673,000	700,694
Bank of America Corp.:
4.10%, 7/24/2023	1,840,000	1,870,047
5.70%, 1/24/2022	981,000	1,040,861

232

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 1/5/2021	$ 620,000	$ 651,428
6.22%, 9/15/2026	368,000	403,711
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (b)	6,159,000	6,053,250
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	2,008,000	1,981,655
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	5,816,000	5,639,775
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	3,895,000	3,723,192
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	1,729,000	1,678,565
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	5,226,000	4,866,869
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	1,726,000	1,653,663
Series GMTN, 2.63%, 4/19/2021	3,240,000	3,194,899
Series GMTN, 3.30%, 1/11/2023	2,729,000	2,688,856
Series GMTN, 3.50%, 4/19/2026	3,066,000	2,948,940
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,011,000	2,959,873
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	4,130,000	3,994,577
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	1,244,000	1,180,332
Series L, 2.25%, 4/21/2020	3,327,000	3,289,704
Series L, 3.95%, 4/21/2025	2,307,000	2,235,783
Series L, 4.18%, 11/25/2027	2,421,000	2,324,644
Series MTN, 2.15%, 11/9/2020	2,940,000	2,883,346
Series MTN, 2.50%, 10/21/2022	2,652,000	2,545,734
Series MTN, 2.63%, 10/19/2020	2,583,000	2,554,510
Series MTN, 3.25%, 10/21/2027	2,669,000	2,470,747
Series MTN, 3.88%, 8/1/2025	1,471,000	1,455,908
Series MTN, 4.00%, 4/1/2024	2,628,000	2,643,426
Series MTN, 4.00%, 1/22/2025	3,180,000	3,104,698
Series MTN, 4.13%, 1/22/2024	2,114,000	2,141,588
Series MTN, 4.20%, 8/26/2024	2,432,000	2,415,268
Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/22/2026	$ 3,113,000	$ 3,028,264
Series MTN, 4.45%, 3/3/2026	2,713,000	2,681,475
Series MTN, 5.00%, 5/13/2021	1,426,000	1,479,047
Series MTN, 5.63%, 7/1/2020	3,277,000	3,392,121
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (b)	1,729,000	1,691,827
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	1,680,000	1,679,429
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	2,805,000	2,800,596
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	2,561,000	2,491,290
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	2,023,000	1,912,605
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	3,283,000	3,225,941
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	2,000,000	1,989,600
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	2,418,000	2,339,657
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	1,599,000	1,487,518
Series D, 3.10%, 4/13/2021	1,796,000	1,796,162
Series MTN, 1.90%, 8/27/2021	2,364,000	2,290,007
Series MTN, 2.10%, 6/15/2020	1,103,000	1,087,867
Series MTN, 2.35%, 9/11/2022	1,596,000	1,540,906
Series MTN, 2.55%, 11/6/2022	1,290,000	1,251,610
Series MTN, 3.10%, 7/13/2020 (a)	1,175,000	1,175,306
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	551,000	548,069
3.55%, 9/23/2021	1,293,000	1,308,852
Series 0012, 3.65%, 2/4/2024	681,000	683,431
Series G, 2.15%, 2/24/2020	836,000	828,518
Series G, 3.00%, 2/24/2025	967,000	931,008
Series MTN, 2.05%, 5/3/2021	1,139,000	1,111,151
Series MTN, 2.20%, 8/16/2023	705,000	668,932
Series MTN, 2.45%, 11/27/2020	813,000	803,374

233

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.45%, 8/17/2026	$ 1,341,000	$ 1,227,981
Series MTN, 2.50%, 4/15/2021	737,000	726,940
Series MTN, 2.60%, 8/17/2020	743,000	737,420
Series MTN, 2.60%, 2/7/2022	1,841,000	1,806,536
Series MTN, 2.80%, 5/4/2026	1,794,000	1,680,440
Series MTN, 2.95%, 1/29/2023	947,000	931,791
Series MTN, 3.00%, 10/30/2028	395,000	361,781
Series MTN, 3.25%, 9/11/2024	356,000	349,848
Series MTN, 3.25%, 5/16/2027	934,000	899,937
Series MTN, 3.40%, 1/29/2028	728,000	708,875
Series MTN, 3.45%, 8/11/2023	1,622,000	1,627,709
Series MTN, 3.50%, 4/28/2023	3,182,000	3,191,164
Series MTN, 3.85%, 4/28/2028	720,000	725,458
Series MTN, 3.95%, 11/18/2025	540,000	547,544
Series MTN, 4.15%, 2/1/2021	250,000	255,135
Series MTN, 4.60%, 1/15/2020	204,000	207,376
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	786,000	766,177
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	644,000	627,056
Bank of Nova Scotia:
2.35%, 10/21/2020	1,061,000	1,047,493
2.70%, 3/7/2022 (a)	4,512,000	4,415,443
2.80%, 7/21/2021	937,000	927,443
4.38%, 1/13/2021	431,000	441,340
4.50%, 12/16/2025	1,098,000	1,095,793
Series BKNT, 2.15%, 7/14/2020	1,293,000	1,274,989
Series BKNT, 2.45%, 3/22/2021	1,549,000	1,524,201
Series BKNT, 2.45%, 9/19/2022	849,000	819,098
Series BKNT, 2.50%, 1/8/2021	897,000	886,478
Series BKNT, 3.13%, 4/20/2021	1,314,000	1,311,753
Bank One Corp.:
7.63%, 10/15/2026	504,000	606,040
7.75%, 7/15/2025	45,000	53,860
8.00%, 4/29/2027	533,000	658,212
BankUnited, Inc. 4.88%, 11/17/2025	2,650,000	2,697,992
Security Description	Principal Amount	Value
Barclays Bank PLC:
2.65%, 1/11/2021	$ 2,018,000	$ 1,976,954
5.14%, 10/14/2020	821,000	829,218
Series BKNT, 3.75%, 5/15/2024	22,000	21,704
Series BKNT, 5.13%, 1/8/2020 (a)	300,000	304,677
Barclays PLC:
2.88%, 6/8/2020	1,109,000	1,089,958
3.20%, 8/10/2021	977,000	949,595
3.25%, 1/12/2021	1,582,000	1,553,065
3.65%, 3/16/2025	1,797,000	1,670,276
3.68%, 1/10/2023	1,778,000	1,706,898
4.34%, 1/10/2028	2,463,000	2,277,487
4.38%, 1/12/2026	2,309,000	2,205,488
4.61%, 2/15/2023 (b)	2,635,000	2,610,784
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	1,200,000	1,168,272
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	1,685,000	1,620,869
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	467,000	454,503
Series MTN, 2.15%, 2/1/2021	399,000	390,537
Series MTN, 2.45%, 1/15/2020	1,195,000	1,187,113
Series MTN, 2.63%, 6/29/2020	867,000	859,032
Series MTN, 2.75%, 4/1/2022	675,000	662,533
Series MTN, 2.85%, 10/26/2024	644,000	618,652
Series MTN, 3.20%, 9/3/2021	910,000	910,364
Series MTN, 3.70%, 6/5/2025 (a)	974,000	973,523
Series MTN, 3.75%, 12/6/2023	3,150,000	3,177,815
Series MTN, 3.95%, 3/22/2022	330,000	333,435
BNP Paribas SA:
2.38%, 5/21/2020	934,000	923,184
Series BKNT, 5.00%, 1/15/2021	1,381,000	1,426,449
Series MTN, 3.25%, 3/3/2023	3,473,000	3,407,847
Series MTN, 4.25%, 10/15/2024	901,000	889,134
BPCE SA:
4.00%, 4/15/2024	1,321,000	1,330,564
Series BKNT, 2.65%, 2/3/2021	794,000	779,049
Series MTN, 2.25%, 1/27/2020	794,000	784,782
Series MTN, 2.75%, 12/2/2021	2,130,000	2,074,684
Series MTN, 3.38%, 12/2/2026	1,057,000	996,423

234

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Branch Banking & Trust Co.:
2.10%, 1/15/2020	$ 2,994,000	$ 2,963,042
2.63%, 1/15/2022	884,000	866,682
3.80%, 10/30/2026	962,000	955,179
Series BKNT, 2.25%, 6/1/2020	373,000	368,379
Series BKNT, 2.85%, 4/1/2021	483,000	479,479
Series BKNT, 3.63%, 9/16/2025	944,000	927,527
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	1,188,000	1,155,259
2.70%, 2/2/2021	705,000	697,964
Series BKNT, 2.10%, 10/5/2020	1,109,000	1,087,652
Series BKNT, 3.50%, 9/13/2023	926,000	928,287
Capital One Financial Corp.:
2.40%, 10/30/2020	1,039,000	1,017,036
2.50%, 5/12/2020	1,358,000	1,341,134
3.05%, 3/9/2022	1,559,000	1,522,441
3.20%, 1/30/2023	1,307,000	1,270,169
3.20%, 2/5/2025	1,726,000	1,612,049
3.30%, 10/30/2024	2,922,000	2,759,917
3.45%, 4/30/2021	625,000	623,450
3.50%, 6/15/2023	516,000	507,471
3.75%, 4/24/2024	756,000	736,835
3.75%, 7/28/2026	3,111,000	2,843,454
3.75%, 3/9/2027	1,070,000	993,987
3.80%, 1/31/2028	1,342,000	1,243,497
4.20%, 10/29/2025	1,214,000	1,167,042
4.25%, 4/30/2025	480,000	474,091
4.75%, 7/15/2021	928,000	951,154
Capital One NA:
2.25%, 9/13/2021	3,169,000	3,052,729
Series BKNT, 2.35%, 1/31/2020	1,495,000	1,477,105
Series BKNT, 2.65%, 8/8/2022	1,075,000	1,033,871
Series BKNT, 2.95%, 7/23/2021	975,000	959,225
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	2,356,000	2,315,924
Series BKNT, 2.13%, 10/20/2020	3,080,000	3,017,692
Series BKNT, 2.85%, 2/12/2021	2,985,000	2,958,881
Series BKNT, 3.05%, 5/1/2020	3,330,000	3,322,874
Series BKNT, 3.40%, 7/23/2021	2,250,000	2,253,015
Citigroup, Inc.:
2.35%, 8/2/2021	2,177,000	2,115,957
2.40%, 2/18/2020	1,817,000	1,798,685
Security Description	Principal Amount	Value
2.45%, 1/10/2020	$ 1,747,000	$ 1,732,308
2.65%, 10/26/2020	2,569,000	2,533,985
2.70%, 3/30/2021	2,028,000	1,996,100
2.70%, 10/27/2022	2,135,000	2,057,521
2.75%, 4/25/2022	2,712,000	2,633,406
2.90%, 12/8/2021	1,587,000	1,558,529
3.20%, 10/21/2026	2,584,000	2,384,438
3.30%, 4/27/2025	1,343,000	1,274,735
3.38%, 3/1/2023	262,000	257,963
3.40%, 5/1/2026	1,972,000	1,855,829
3.50%, 5/15/2023	999,000	980,658
3.70%, 1/12/2026	2,228,000	2,143,581
3.75%, 6/16/2024	1,196,000	1,187,843
3.88%, 10/25/2023	747,000	750,085
3.88%, 3/26/2025	689,000	660,889
4.00%, 8/5/2024	737,000	726,218
4.05%, 7/30/2022	797,000	796,729
4.13%, 7/25/2028	600,000	562,512
4.30%, 11/20/2026	1,356,000	1,305,597
4.40%, 6/10/2025	2,645,000	2,598,660
4.45%, 9/29/2027	4,395,000	4,236,428
4.50%, 1/14/2022	3,863,000	3,951,115
4.60%, 3/9/2026	2,776,000	2,737,330
5.38%, 8/9/2020	1,017,000	1,047,195
5.50%, 9/13/2025	1,572,000	1,644,123
6.63%, 1/15/2028	13,000	14,966
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	2,781,000	2,730,219
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	2,628,000	2,540,672
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	3,590,000	3,593,123
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	1,350,000	1,312,173
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,159,000	2,989,646
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	2,481,000	2,389,724
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	3,802,000	3,546,620
Citizens Bank NA 2.65%, 5/26/2022	467,000	453,172
Citizens Bank NA/Providence RI:
Series BKNT, 2.20%, 5/26/2020	2,270,000	2,236,381
Series BKNT, 2.25%, 3/2/2020	613,000	605,987
Series BKNT, 2.25%, 10/30/2020	782,000	765,641

235

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.55%, 5/13/2021	$ 759,000	$ 742,492
Series BKNT, 3.70%, 3/29/2023	690,000	690,621
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	1,068,000	1,038,790
4.30%, 12/3/2025	1,469,000	1,444,629
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	98,847
Series BKNT, 4.00%, 7/27/2025	250,000	247,780
Comerica, Inc. 3.70%, 7/31/2023	1,503,000	1,502,654
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021	724,000	713,408
Series GMTN, 2.30%, 3/12/2020	1,021,000	1,011,882
Series GMTN, 2.40%, 11/2/2020	1,467,000	1,445,259
Compass Bank:
3.50%, 6/11/2021	601,000	596,739
Series BKNT, 2.88%, 6/29/2022	1,241,000	1,188,853
Series BKNT, 3.88%, 4/10/2025	619,000	594,964
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	2,061,000	2,018,956
2.75%, 1/10/2023	1,540,000	1,490,751
3.13%, 4/26/2021	2,301,000	2,292,003
3.88%, 2/8/2022	3,586,000	3,621,537
3.95%, 11/9/2022	1,633,000	1,629,113
4.38%, 8/4/2025	897,000	881,015
4.50%, 1/11/2021	1,145,000	1,172,640
4.63%, 12/1/2023	1,887,000	1,916,550
Series BKNT, 3.75%, 7/21/2026	1,387,000	1,299,258
Series GMTN, 2.50%, 1/19/2021	2,254,000	2,214,600
Series MTN, 2.25%, 1/14/2020	842,000	835,323
Series MTN, 3.38%, 5/21/2025	946,000	929,218
Credit Suisse AG:
3.00%, 10/29/2021	1,651,000	1,627,853
5.40%, 1/14/2020	1,440,000	1,459,800
Series MTN, 3.63%, 9/9/2024	3,491,000	3,423,973
Series MTN, 4.38%, 8/5/2020	1,435,000	1,458,505
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	840,000	831,415
3.13%, 12/10/2020	2,667,000	2,643,210
3.45%, 4/16/2021	1,956,000	1,949,721
3.75%, 3/26/2025	2,636,000	2,517,617
Security Description	Principal Amount	Value
3.80%, 9/15/2022	$ 1,958,000	$ 1,948,445
3.80%, 6/9/2023	2,619,000	2,572,251
4.55%, 4/17/2026	2,747,000	2,727,606
Deutsche Bank AG:
2.70%, 7/13/2020	1,110,000	1,076,578
2.95%, 8/20/2020	638,000	618,388
3.13%, 1/13/2021	1,112,000	1,070,066
3.15%, 1/22/2021	1,459,000	1,408,198
3.30%, 11/16/2022	1,977,000	1,832,165
3.38%, 5/12/2021	437,000	422,369
3.38%, 5/12/2021	1,317,000	1,268,179
3.70%, 5/30/2024	258,000	234,132
3.70%, 5/30/2024	3,363,000	3,051,822
3.95%, 2/27/2023	1,686,000	1,591,702
4.10%, 1/13/2026	50,000	45,594
4.10%, 1/13/2026 (a)	375,000	337,725
4.25%, 2/4/2021	1,500,000	1,475,505
4.25%, 10/14/2021	1,938,000	1,907,883
Discover Bank:
4.20%, 8/8/2023	1,195,000	1,196,111
7.00%, 4/15/2020	56,000	58,257
Series BKNT, 3.10%, 6/4/2020	1,142,000	1,133,937
Series BKNT, 3.20%, 8/9/2021	822,000	813,418
Series BKNT, 3.35%, 2/6/2023	860,000	835,146
Series BKNT, 3.45%, 7/27/2026	903,000	829,992
Series BKNT, 4.25%, 3/13/2026	884,000	861,246
Series BKNT, 4.65%, 9/13/2028	535,000	519,458
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (b)	4,850,000	4,820,657
Fifth Third Bancorp:
2.60%, 6/15/2022	507,000	493,311
2.88%, 7/27/2020	893,000	887,651
3.50%, 3/15/2022	791,000	791,965
3.95%, 3/14/2028	689,000	682,937
4.30%, 1/16/2024	1,007,000	1,021,591
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	710,000	695,978
Series BKNT, 2.25%, 6/14/2021	1,339,000	1,307,534
Series BKNT, 2.88%, 10/1/2021	983,000	971,342
Series BKNT, 3.35%, 7/26/2021	755,000	756,314
Series BKNT, 3.85%, 3/15/2026	932,000	916,958
Series BKNT, 3.95%, 7/28/2025	700,000	707,672

236

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
First Horizon National Corp. 3.50%, 12/15/2020	$ 345,000	$ 344,282
First Republic Bank 2.50%, 6/6/2022	421,000	407,553
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	2,480,000	2,473,428
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	2,294,000	2,210,154
2.60%, 4/23/2020	2,783,000	2,755,643
2.60%, 12/27/2020	1,854,000	1,819,757
2.63%, 4/25/2021	1,588,000	1,548,872
2.75%, 9/15/2020	1,796,000	1,775,687
2.88%, 2/25/2021	1,548,000	1,523,960
3.00%, 4/26/2022	4,643,000	4,514,250
3.20%, 2/23/2023 (a)	1,911,000	1,850,364
3.50%, 1/23/2025	2,332,000	2,207,168
3.50%, 11/16/2026	3,179,000	2,948,268
3.63%, 1/22/2023	3,250,000	3,197,838
3.75%, 5/22/2025	2,038,000	1,948,430
3.75%, 2/25/2026	2,180,000	2,062,978
3.85%, 1/26/2027	3,400,000	3,203,752
4.00%, 3/3/2024	2,122,000	2,095,390
4.25%, 10/21/2025	2,936,000	2,806,581
5.25%, 7/27/2021	4,678,000	4,852,443
5.75%, 1/24/2022	4,869,000	5,098,038
5.95%, 1/15/2027	1,759,000	1,851,541
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	2,490,000	2,369,932
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	1,813,000	1,733,373
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	100,000	93,136
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	2,845,000	2,741,015
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	2,355,000	2,189,750
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	3,740,000	3,625,855
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,532,000	3,304,045
Series D, 6.00%, 6/15/2020	2,755,000	2,851,094
Series GMTN, 5.38%, 3/15/2020	1,954,000	1,996,851
Series MTN, 3.85%, 7/8/2024	2,628,000	2,560,355
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	1,496,000	1,527,236
HSBC Holdings PLC:
2.65%, 1/5/2022	2,427,000	2,354,263
Security Description	Principal Amount	Value
2.95%, 5/25/2021	$ 2,640,000	$ 2,603,066
3.40%, 3/8/2021	3,741,000	3,729,515
3.60%, 5/25/2023	910,000	898,980
3.90%, 5/25/2026	1,646,000	1,577,247
4.00%, 3/30/2022	1,472,000	1,488,516
4.25%, 3/14/2024	2,704,000	2,699,484
4.25%, 8/18/2025	3,537,000	3,438,176
4.30%, 3/8/2026	1,917,000	1,888,590
4.38%, 11/23/2026	2,188,000	2,122,032
4.88%, 1/14/2022	746,000	771,454
5.10%, 4/5/2021	2,349,000	2,426,071
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	1,660,000	1,650,355
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	2,747,000	2,689,121
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	6,855,000	6,735,106
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	2,850,000	2,825,519
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,488,000	3,333,656
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	1,271,000	1,228,142
HSBC USA, Inc.:
2.35%, 3/5/2020	2,015,000	1,995,273
2.75%, 8/7/2020	1,402,000	1,388,064
3.50%, 6/23/2024	270,000	265,518
5.00%, 9/27/2020	673,000	687,920
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	724,000	699,131
3.15%, 3/14/2021	931,000	926,866
4.00%, 5/15/2025	974,000	977,341
7.00%, 12/15/2020	25,000	26,688
Huntington National Bank:
2.40%, 4/1/2020	497,000	492,055
3.25%, 5/14/2021	536,000	534,901
Series BKNT, 2.38%, 3/10/2020	1,232,000	1,220,247
Series BKNT, 2.50%, 8/7/2022	495,000	478,383
Series BKNT, 2.88%, 8/20/2020	250,000	248,295
Series BKNT, 3.55%, 10/6/2023	1,100,000	1,095,908
ING Groep NV:
3.15%, 3/29/2022	1,540,000	1,512,834
3.95%, 3/29/2027	1,232,000	1,178,359
4.10%, 10/2/2023	1,800,000	1,800,126
4.55%, 10/2/2028	1,650,000	1,632,609
Intesa Sanpaolo SpA 5.25%, 1/12/2024	2,282,000	2,240,878

237

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
2.25%, 1/23/2020	$ 3,739,000	$ 3,701,760
2.40%, 6/7/2021	1,537,000	1,503,878
2.55%, 10/29/2020	2,121,000	2,096,290
2.55%, 3/1/2021	4,501,000	4,434,205
2.70%, 5/18/2023	2,622,000	2,518,116
2.75%, 6/23/2020	2,186,000	2,170,982
2.95%, 10/1/2026	1,732,000	1,598,567
2.97%, 1/15/2023	1,006,000	980,196
3.13%, 1/23/2025	2,578,000	2,457,504
3.20%, 1/25/2023	1,902,000	1,874,801
3.20%, 6/15/2026	1,262,000	1,188,602
3.25%, 9/23/2022	3,330,000	3,305,891
3.30%, 4/1/2026	2,625,000	2,497,819
3.38%, 5/1/2023	978,000	956,777
3.63%, 5/13/2024	1,353,000	1,341,932
3.63%, 12/1/2027	163,000	152,027
3.88%, 2/1/2024	1,361,000	1,368,540
3.88%, 9/10/2024	3,929,000	3,875,133
3.90%, 7/15/2025	2,509,000	2,489,932
4.13%, 12/15/2026	2,486,000	2,425,416
4.25%, 10/15/2020	5,767,000	5,864,174
4.25%, 10/1/2027	1,381,000	1,358,144
4.35%, 8/15/2021	2,918,000	2,986,194
4.40%, 7/22/2020	2,303,000	2,344,661
4.50%, 1/24/2022	3,433,000	3,536,162
4.63%, 5/10/2021	1,961,000	2,016,908
4.95%, 3/25/2020	1,398,000	1,427,749
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	2,255,000	2,258,405
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	3,464,000	3,429,118
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	4,065,000	4,066,707
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	1,621,000	1,571,041
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,470,000	2,327,926
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	8,150,000	8,209,658
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	2,236,000	2,193,695
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	3,360,000	3,246,902
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	2,180,000	2,172,239
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	$ 5,000,000	$ 5,080,750
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	2,556,000	2,478,349
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	2,499,000	2,379,323
Series MTN, 2.30%, 8/15/2021	2,019,000	1,966,223
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (b)	935,000	928,474
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (b)	3,730,000	3,719,332
KeyBank NA:
3.30%, 6/1/2025	254,000	248,074
Series BKNT, 2.25%, 3/16/2020	778,000	769,566
Series BKNT, 2.30%, 9/14/2022	970,000	934,071
Series BKNT, 2.40%, 6/9/2022	494,000	478,523
Series BKNT, 2.50%, 11/22/2021	1,125,000	1,102,691
Series BKNT, 3.18%, 10/15/2027	400,000	395,620
Series BKNT, 3.35%, 6/15/2021	960,000	962,813
Series BKNT, 3.38%, 3/7/2023	825,000	824,035
Series BKNT, 6.95%, 2/1/2028	146,000	173,363
Series MTN, 3.40%, 5/20/2026	995,000	951,698
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	809,000	803,191
Series MTN, 4.10%, 4/30/2028	500,000	501,550
Series MTN, 4.15%, 10/29/2025	905,000	918,249
Series MTN, 5.10%, 3/24/2021	825,000	854,312
Lloyds Bank PLC:
2.40%, 3/17/2020	30,000	29,698
2.70%, 8/17/2020	1,087,000	1,073,326
3.30%, 5/7/2021	2,415,000	2,398,433
6.38%, 1/21/2021	522,000	550,799
Lloyds Banking Group PLC:
3.00%, 1/11/2022	2,710,000	2,619,865
3.10%, 7/6/2021	929,000	911,256
3.75%, 1/11/2027	1,765,000	1,615,822
4.05%, 8/16/2023	1,400,000	1,381,212

238

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/22/2028	$ 1,015,000	$ 963,215
4.45%, 5/8/2025	955,000	942,843
4.50%, 11/4/2024	1,142,000	1,101,413
4.55%, 8/16/2028	750,000	721,575
4.58%, 12/10/2025	3,006,000	2,830,870
4.65%, 3/24/2026	1,445,000	1,362,664
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	2,411,000	2,279,866
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,525,000	2,252,982
M&T Bank Corp. 3.55%, 7/26/2023	511,000	513,943
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	640,000	616,557
Series BKNT, 2.05%, 8/17/2020	745,000	730,845
Series BKNT, 2.10%, 2/6/2020	926,000	916,194
Series BKNT, 2.50%, 5/18/2022	942,000	915,841
Series BKNT, 2.63%, 1/25/2021	874,000	862,218
Series BKNT, 3.40%, 8/17/2027	460,000	448,946
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,542,000	1,492,132
2.53%, 9/13/2023 (a)	590,000	562,701
2.67%, 7/25/2022	1,838,000	1,785,543
2.76%, 9/13/2026	783,000	723,351
2.95%, 3/1/2021	2,367,000	2,344,395
3.00%, 2/22/2022 (a)	935,000	921,723
3.29%, 7/25/2027 (a)	935,000	892,037
3.46%, 3/2/2023	1,411,000	1,404,171
3.54%, 7/26/2021	797,000	799,439
3.68%, 2/22/2027	3,337,000	3,275,799
3.76%, 7/26/2023	2,125,000	2,135,838
3.78%, 3/2/2025	760,000	758,898
3.85%, 3/1/2026	2,778,000	2,764,054
3.96%, 3/2/2028 (a)	1,279,000	1,281,468
4.05%, 9/11/2028	1,255,000	1,266,659
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,503,000	1,456,467
2.60%, 9/11/2022	1,275,000	1,232,823
2.84%, 9/13/2026	705,000	654,677
2.95%, 2/28/2022	1,695,000	1,662,778
3.17%, 9/11/2027	723,000	681,247
3.55%, 3/5/2023	736,000	734,138
3.66%, 2/28/2027	750,000	737,423
4.02%, 3/5/2028	1,025,000	1,034,912
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	1,650,000	1,667,853
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	$ 1,600,000	$ 1,621,232
Morgan Stanley:
2.65%, 1/27/2020	2,093,000	2,078,286
2.75%, 5/19/2022	3,151,000	3,062,646
2.80%, 6/16/2020	2,926,000	2,905,781
3.63%, 1/20/2027	3,204,000	3,046,331
3.95%, 4/23/2027	2,690,000	2,533,173
4.88%, 11/1/2022	2,879,000	2,962,232
5.00%, 11/24/2025	2,325,000	2,364,665
5.75%, 1/25/2021	3,511,000	3,666,572
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	5,650,000	5,600,901
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,152,000	2,979,460
Series F, 3.88%, 4/29/2024	3,474,000	3,459,027
Series GMTN, 2.50%, 4/21/2021	2,350,000	2,300,650
Series GMTN, 3.13%, 1/23/2023	1,835,000	1,793,859
Series GMTN, 3.70%, 10/23/2024	5,145,000	5,064,687
Series GMTN, 3.75%, 2/25/2023	3,458,000	3,451,983
Series GMTN, 3.88%, 1/27/2026	2,263,000	2,201,854
Series GMTN, 4.00%, 7/23/2025	2,072,000	2,044,857
Series GMTN, 4.35%, 9/8/2026	2,938,000	2,849,742
Series GMTN, 5.50%, 1/26/2020	2,432,000	2,487,182
Series GMTN, 5.50%, 7/24/2020	2,347,000	2,420,954
Series GMTN, 5.50%, 7/28/2021	3,315,000	3,471,766
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	1,966,000	1,880,774
Series MTN, 2.63%, 11/17/2021	4,198,000	4,094,100
Series MTN, 3.13%, 7/27/2026	3,750,000	3,456,600
Series MTN, 4.10%, 5/22/2023	1,271,000	1,273,872
Series MTN, 6.25%, 8/9/2026	655,000	725,563
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	189,000	180,368
3.50%, 6/18/2022	70,000	69,981
National Australia Bank, Ltd.:
2.25%, 1/10/2020	637,000	631,388
2.50%, 1/12/2021	1,022,000	1,006,312
2.80%, 1/10/2022	947,000	930,077

239

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 4/12/2023	$ 1,400,000	$ 1,364,678
3.00%, 1/20/2023	746,000	732,542
3.38%, 9/20/2021	950,000	950,485
3.38%, 1/14/2026	779,000	756,518
3.63%, 6/20/2023	1,470,000	1,477,232
3.70%, 11/4/2021	1,170,000	1,180,319
Series BKNT, 1.88%, 7/12/2021	786,000	758,231
Series BKNT, 2.50%, 7/12/2026	869,000	793,015
Series BKNT, 2.63%, 7/23/2020	1,064,000	1,052,370
Series GMTN, 2.50%, 5/22/2022	939,000	910,689
Series GMTN, 2.63%, 1/14/2021	1,161,000	1,145,837
Series MTN, 2.13%, 5/22/2020	832,000	820,493
National Bank of Canada:
2.15%, 6/12/2020	1,147,000	1,130,311
Series BKNT, 2.20%, 11/2/2020	900,000	881,982
Natwest Markets PLC 5.63%, 8/24/2020	528,000	540,825
Northern Trust Corp.:
2.38%, 8/2/2022	697,000	677,533
3.38%, 8/23/2021	165,000	166,381
3.45%, 11/4/2020	285,000	287,388
3.65%, 8/3/2028	500,000	501,630
3.95%, 10/30/2025	833,000	848,344
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	937,000	875,411
People's United Bank NA 4.00%, 7/15/2024	25,000	24,919
PNC Bank NA:
2.95%, 2/23/2025	819,000	786,781
3.30%, 10/30/2024 (a)	369,000	365,443
3.80%, 7/25/2023	781,000	783,171
Series BKNT, 2.00%, 5/19/2020	715,000	703,717
Series BKNT, 2.15%, 4/29/2021	1,479,000	1,441,892
Series BKNT, 2.30%, 6/1/2020	822,000	811,955
Series BKNT, 2.45%, 11/5/2020	1,695,000	1,672,355
Series BKNT, 2.45%, 7/28/2022	510,000	493,971
Series BKNT, 2.50%, 1/22/2021	1,302,000	1,283,681
Series BKNT, 2.55%, 12/9/2021	995,000	970,762
Series BKNT, 2.60%, 7/21/2020	1,132,000	1,121,597
Series BKNT, 2.63%, 2/17/2022 (a)	1,099,000	1,074,470
Security Description	Principal Amount	Value
Series BKNT, 2.70%, 11/1/2022	$ 992,000	$ 963,371
Series BKNT, 2.95%, 1/30/2023	2,333,000	2,270,849
Series BKNT, 3.10%, 10/25/2027	1,365,000	1,300,900
Series BKNT, 3.25%, 1/22/2028 (a)	748,000	723,997
Series BKNT, 3.50%, 6/8/2023 (a)	770,000	770,293
Series BKNT, 4.05%, 7/26/2028	2,440,000	2,448,638
Series BKNT, 4.20%, 11/1/2025	1,330,000	1,356,294
Series MTN, 3.25%, 6/1/2025	850,000	828,750
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (c)	330,000	322,506
3.15%, 5/19/2027	786,000	750,237
3.30%, 3/8/2022	560,000	558,768
3.90%, 4/29/2024	1,141,000	1,131,210
4.38%, 8/11/2020	974,000	991,853
5.13%, 2/8/2020	974,000	994,464
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	257,553
Regions Bank:
Series BKNT, 2.75%, 4/1/2021	555,000	545,615
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (b)	850,000	846,005
Regions Financial Corp.:
2.75%, 8/14/2022	1,191,000	1,150,030
3.20%, 2/8/2021	932,000	926,156
3.80%, 8/14/2023	790,000	790,442
Royal Bank of Canada:
2.15%, 10/26/2020	1,630,000	1,604,376
Series GMTN, 2.13%, 3/2/2020	1,590,000	1,574,195
Series GMTN, 2.15%, 3/6/2020	551,000	545,606
Series GMTN, 2.50%, 1/19/2021	685,000	677,081
Series GMTN, 2.75%, 2/1/2022	897,000	883,088
Series GMTN, 3.20%, 4/30/2021	1,470,000	1,471,132
Series GMTN, 3.70%, 10/5/2023	4,024,000	4,039,855
Series GMTN, 4.65%, 1/27/2026 (a)	1,469,000	1,506,856
Series MTN, 2.35%, 10/30/2020	1,535,000	1,515,674
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	2,562,000	2,455,805
4.80%, 4/5/2026	839,000	818,075

240

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 5/28/2024	$ 4,581,000	$ 4,445,265
6.00%, 12/19/2023	2,429,000	2,458,294
6.10%, 6/10/2023	2,884,000	2,928,933
6.13%, 12/15/2022	1,642,000	1,669,487
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	1,119,000	1,073,345
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	985,000	965,133
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	1,950,000	1,862,523
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	970,000	957,633
3.40%, 1/18/2023	1,198,000	1,152,069
3.70%, 3/28/2022	917,000	900,531
4.40%, 7/13/2027	1,967,000	1,856,809
4.45%, 12/3/2021	1,015,000	1,029,301
4.50%, 7/17/2025	664,000	656,563
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	593,000	583,773
2.88%, 8/5/2021	1,608,000	1,557,187
3.13%, 1/8/2021	669,000	656,878
3.57%, 1/10/2023	1,020,000	975,956
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	2,500,000	2,480,275
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	1,641,000	1,552,829
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	989,000	893,018
Santander UK PLC:
2.13%, 11/3/2020	986,000	959,782
2.38%, 3/16/2020	612,000	604,638
2.50%, 1/5/2021	867,000	846,521
3.40%, 6/1/2021	1,220,000	1,212,033
3.75%, 11/15/2021	950,000	948,623
4.00%, 3/13/2024	1,072,000	1,060,197
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (b)	1,000,000	990,574
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	1,199,000	1,153,582
2.30%, 3/11/2020	821,000	812,601
2.63%, 3/15/2021	1,021,000	1,006,451
2.80%, 3/11/2022	530,000	520,248
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	807,000	800,350
2.51%, 1/17/2020	1,284,000	1,274,498
3.00%, 1/18/2023	250,000	245,558
3.20%, 7/18/2022	1,601,000	1,587,504
Security Description	Principal Amount	Value
3.95%, 7/19/2023	$ 265,000	$ 270,035
3.95%, 1/10/2024	580,000	589,002
Series BKNT, 2.45%, 10/20/2020	258,000	254,298
Series GMTN, 2.65%, 7/23/2020	1,061,000	1,050,655
Series GMTN, 3.40%, 7/11/2024	450,000	445,316
Series GMTN, 3.65%, 7/23/2025	600,000	597,558
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,538,000	1,489,076
2.44%, 10/19/2021	1,101,000	1,072,242
2.63%, 7/14/2026	1,398,000	1,280,722
2.78%, 7/12/2022	2,708,000	2,637,890
2.78%, 10/18/2022	1,039,000	1,009,014
2.85%, 1/11/2022	1,385,000	1,358,214
2.93%, 3/9/2021	1,765,000	1,747,403
3.01%, 10/19/2026	203,000	190,540
3.10%, 1/17/2023	1,949,000	1,915,185
3.35%, 10/18/2027	627,000	600,685
3.36%, 7/12/2027	1,171,000	1,123,809
3.45%, 1/11/2027	2,103,000	2,032,739
3.54%, 1/17/2028	332,000	322,694
3.75%, 7/19/2023	2,082,000	2,095,304
3.78%, 3/9/2026	1,618,000	1,605,816
3.94%, 10/16/2023	2,050,000	2,081,304
3.94%, 7/19/2028 (a)	2,300,000	2,305,980
4.31%, 10/16/2028 (a)	2,250,000	2,316,713
SunTrust Bank:
3.30%, 5/15/2026	400,000	378,952
Series BKNT, 2.25%, 1/31/2020	754,000	744,907
Series BKNT, 2.45%, 8/1/2022	1,015,000	976,460
Series BKNT, 2.75%, 5/1/2023	1,100,000	1,062,435
Series BKNT, 3.00%, 2/2/2023	484,000	474,509
Series BKNT, 4.05%, 11/3/2025	1,000,000	1,013,950
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (b)	745,000	738,146
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (b)	710,000	710,433
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (b)	990,000	986,099
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	1,315,000	1,307,215
SunTrust Banks, Inc.:
2.70%, 1/27/2022	689,000	671,630
2.90%, 3/3/2021	800,000	793,232

241

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/1/2025	$ 903,000	$ 905,005
SVB Financial Group:
3.50%, 1/29/2025 (a)	435,000	415,534
5.38%, 9/15/2020	155,000	159,931
Svenska Handelsbanken AB:
1.95%, 9/8/2020	1,092,000	1,068,347
Series BKNT, 1.88%, 9/7/2021	852,000	820,110
Series BKNT, 2.45%, 3/30/2021	1,012,000	991,446
Series BKNT, 3.35%, 5/24/2021	1,375,000	1,373,680
Series BKNT, 3.90%, 11/20/2023	2,850,000	2,874,738
Series GMTN, 2.40%, 10/1/2020	1,062,000	1,044,679
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	1,018,000	947,483
Series BKNT, 3.65%, 5/24/2021	385,000	378,590
Synovus Financial Corp. 3.13%, 11/1/2022	495,000	469,933
Toronto-Dominion Bank:
1.80%, 7/13/2021	1,381,000	1,336,380
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (b)	901,000	850,868
Series GMTN, 1.85%, 9/11/2020	1,181,000	1,159,057
Series GMTN, 2.50%, 12/14/2020	2,242,000	2,218,011
Series GMTN, 2.55%, 1/25/2021	850,000	841,764
Series GMTN, 3.15%, 9/17/2020	2,130,000	2,135,708
Series GMTN, 3.50%, 7/19/2023	1,560,000	1,570,031
Series MTN, 2.13%, 4/7/2021	1,752,000	1,714,823
Series MTN, 3.00%, 6/11/2020	1,020,000	1,020,836
Series MTN, 3.25%, 6/11/2021	1,720,000	1,726,398
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,518,000	1,502,683
Series GMTN, 4.88%, 8/4/2020	1,044,000	1,067,939
US Bancorp:
Series MTN, 2.35%, 1/29/2021	536,000	528,142
Series MTN, 2.95%, 7/15/2022	1,135,000	1,117,192
Series MTN, 3.00%, 3/15/2022	899,000	893,651
Series MTN, 3.10%, 4/27/2026	1,268,000	1,200,200
Security Description	Principal Amount	Value
Series MTN, 3.60%, 9/11/2024	$ 1,128,000	$ 1,122,868
Series MTN, 3.70%, 1/30/2024	614,000	622,817
Series MTN, 3.90%, 4/26/2028	1,009,000	1,024,155
Series MTN, 3.95%, 11/17/2025	1,450,000	1,484,496
Series MTN, 4.13%, 5/24/2021	461,000	471,515
Series V, 2.38%, 7/22/2026	1,354,000	1,233,833
Series V, 2.63%, 1/24/2022	1,257,000	1,236,762
Series X, 3.15%, 4/27/2027	1,615,000	1,550,158
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	926,000	916,629
Series BKNT, 2.05%, 10/23/2020	1,001,000	983,282
Series BKNT, 2.35%, 1/23/2020	964,000	956,934
Series BKNT, 2.80%, 1/27/2025	954,000	914,981
Series BKNT, 2.85%, 1/23/2023	958,000	938,313
Series BKNT, 3.05%, 7/24/2020	1,075,000	1,075,151
Series BKNT, 3.15%, 4/26/2021	615,000	615,510
Series BKNT, 3.40%, 7/24/2023	917,000	916,404
Series BKNT, 3.45%, 11/16/2021	1,950,000	1,964,586
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (b)	2,540,000	2,539,238
Wachovia Corp. 7.57%, 8/1/2026 (c)	903,000	1,063,246
Wells Fargo & Co.:
2.10%, 7/26/2021	3,545,000	3,431,276
2.50%, 3/4/2021	2,502,000	2,457,314
3.00%, 4/22/2026	5,587,000	5,205,017
3.00%, 10/23/2026	3,452,000	3,195,551
3.07%, 1/24/2023	2,609,000	2,533,835
4.13%, 8/15/2023	1,839,000	1,847,864
4.48%, 1/16/2024	633,000	640,837
Series GMTN, 2.60%, 7/22/2020	2,533,000	2,507,315
Series GMTN, 4.30%, 7/22/2027	2,449,000	2,408,616
Series M, 3.45%, 2/13/2023	2,473,000	2,424,356
Series MTN, 2.55%, 12/7/2020	4,685,000	4,617,583
Series MTN, 2.63%, 7/22/2022	3,867,000	3,729,451
Series MTN, 3.00%, 1/22/2021 (a)	1,008,000	1,002,900

242

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/19/2025	$ 2,225,000	$ 2,104,338
Series MTN, 3.30%, 9/9/2024	3,279,000	3,170,924
Series MTN, 3.50%, 3/8/2022	2,713,000	2,699,706
Series MTN, 3.55%, 9/29/2025	3,103,000	3,003,332
Series MTN, 4.10%, 6/3/2026	2,262,000	2,206,129
Series MTN, 4.60%, 4/1/2021	2,617,000	2,684,205
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,131,000	2,046,186
Series N, 2.15%, 1/30/2020	1,977,000	1,956,044
Wells Fargo Bank NA:
Series BKNT, 2.40%, 1/15/2020	1,705,000	1,690,218
Series BKNT, 2.60%, 1/15/2021	2,627,000	2,592,849
Series BKNT, 3.55%, 8/14/2023	3,620,000	3,605,918
Series BKNT, 3.63%, 10/22/2021	4,200,000	4,224,360
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (b)	2,543,000	2,537,939
Westpac Banking Corp.:
2.00%, 8/19/2021	763,000	737,874
2.10%, 5/13/2021	1,168,000	1,136,908
2.15%, 3/6/2020	1,359,000	1,345,016
2.30%, 5/26/2020	2,171,000	2,144,644
2.50%, 6/28/2022	1,793,000	1,736,646
2.60%, 11/23/2020	1,386,000	1,370,103
2.65%, 1/25/2021	1,278,000	1,263,201
2.70%, 8/19/2026	971,000	896,214
2.75%, 1/11/2023	1,066,000	1,034,606
2.80%, 1/11/2022	1,220,000	1,198,003
2.85%, 5/13/2026	476,000	444,365
3.05%, 5/15/2020	1,430,000	1,430,772
3.35%, 3/8/2027	2,013,000	1,939,586
3.40%, 1/25/2028 (a)	713,000	687,068
3.65%, 5/15/2023	2,180,000	2,192,862
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a) (b)	1,626,000	1,535,416
Zions Bancorp NA 3.50%, 8/27/2021	416,000	415,218
		1,129,223,336
BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026 (d)	9,822,000	9,281,397
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	2,049,000	1,949,132
2.65%, 2/1/2021	8,196,000	8,056,094
3.30%, 2/1/2023	10,268,000	9,995,795
Security Description	Principal Amount	Value
3.70%, 2/1/2024	$ 2,076,000	$ 2,035,871
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	3,408,000	3,252,970
3.50%, 1/12/2024	1,872,000	1,820,183
3.75%, 1/15/2022	2,499,000	2,499,575
4.00%, 4/13/2028 (a)	2,037,000	1,948,574
4.38%, 2/15/2021	186,000	189,463
Beam Suntory, Inc. 3.25%, 5/15/2022	454,000	448,797
Brown-Forman Corp. 3.50%, 4/15/2025	158,000	157,262
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	400,000	394,276
Coca-Cola Co.:
1.55%, 9/1/2021	377,000	366,271
1.88%, 10/27/2020	1,581,000	1,554,123
2.20%, 5/25/2022	568,000	551,471
2.25%, 9/1/2026	982,000	898,324
2.45%, 11/1/2020	1,722,000	1,709,808
2.50%, 4/1/2023	1,416,000	1,380,317
2.55%, 6/1/2026	314,000	295,408
2.88%, 10/27/2025	2,746,000	2,651,181
2.90%, 5/25/2027 (a)	507,000	485,011
3.15%, 11/15/2020	460,000	462,291
3.20%, 11/1/2023	2,111,000	2,118,494
3.30%, 9/1/2021	1,002,000	1,012,772
Coca-Cola European Partners PLC:
3.50%, 9/15/2020	485,000	484,307
4.50%, 9/1/2021	225,000	229,430
Coca-Cola Femsa SAB de CV:
3.88%, 11/26/2023	332,000	336,024
4.63%, 2/15/2020	25,000	25,417
Constellation Brands, Inc.:
2.25%, 11/6/2020	733,000	717,482
2.65%, 11/7/2022	201,000	192,663
2.70%, 5/9/2022	713,000	688,480
3.50%, 5/9/2027	525,000	486,276
3.60%, 2/15/2028	358,000	330,821
3.70%, 12/6/2026	1,018,000	959,709
3.75%, 5/1/2021	830,000	835,760
4.25%, 5/1/2023	818,000	827,080
4.40%, 11/15/2025	1,500,000	1,509,180
4.65%, 11/15/2028	980,000	981,793
4.75%, 11/15/2024	980,000	1,009,273
4.75%, 12/1/2025	168,000	170,769
Diageo Capital PLC:
2.63%, 4/29/2023	1,065,000	1,031,293
3.00%, 5/18/2020	1,170,000	1,168,842
3.50%, 9/18/2023	980,000	982,479
3.88%, 5/18/2028	755,000	766,597
4.83%, 7/15/2020	427,000	437,820
Diageo Investment Corp. 2.88%, 5/11/2022	1,416,000	1,399,900

243

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	$ 780,000	$ 746,335
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	995,000	861,232
3.13%, 12/15/2023	327,000	311,281
3.40%, 11/15/2025	596,000	554,757
3.43%, 6/15/2027	2,646,000	2,424,768
3.55%, 5/25/2021 (d)	1,400,000	1,398,096
4.06%, 5/25/2023 (d)	1,902,000	1,896,275
4.42%, 5/25/2025 (d)	1,975,000	1,952,011
4.60%, 5/25/2028 (d)	776,000	773,369
Molson Coors Brewing Co.:
2.10%, 7/15/2021	1,143,000	1,101,189
2.25%, 3/15/2020	1,660,000	1,635,747
3.00%, 7/15/2026	1,816,000	1,620,326
3.50%, 5/1/2022 (a)	105,000	103,832
PepsiCo, Inc.:
1.70%, 10/6/2021	1,105,000	1,067,938
1.85%, 4/30/2020	370,000	364,964
2.00%, 4/15/2021	1,305,000	1,279,774
2.15%, 10/14/2020	1,234,000	1,216,379
2.25%, 5/2/2022	929,000	905,227
2.38%, 10/6/2026	1,037,000	951,572
2.75%, 3/5/2022	1,593,000	1,576,608
2.75%, 3/1/2023	1,531,000	1,504,376
2.75%, 4/30/2025	683,000	654,376
2.85%, 2/24/2026	830,000	792,052
3.00%, 8/25/2021	615,000	615,923
3.00%, 10/15/2027	803,000	767,885
3.10%, 7/17/2022	853,000	852,906
3.13%, 11/1/2020	878,000	881,723
3.50%, 7/17/2025	158,000	158,164
3.60%, 3/1/2024	2,746,000	2,786,943
4.50%, 1/15/2020	948,000	963,433
		103,805,716
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.85%, 8/19/2021	1,083,000	1,044,445
2.13%, 5/1/2020	627,000	618,698
2.20%, 5/11/2020	671,000	662,740
2.25%, 8/19/2023	836,000	790,413
2.60%, 8/19/2026	1,378,000	1,252,161
2.65%, 5/11/2022	2,439,000	2,384,464
2.70%, 5/1/2022	226,000	220,897
3.13%, 5/1/2025	951,000	913,340
3.20%, 11/2/2027	721,000	677,704
3.45%, 10/1/2020	1,073,000	1,077,303
3.63%, 5/15/2022	651,000	655,147
3.63%, 5/22/2024	1,219,000	1,215,197
3.88%, 11/15/2021	2,170,000	2,198,601
4.10%, 6/15/2021	634,000	645,602
4.50%, 3/15/2020	485,000	492,770
Baxalta, Inc.:
2.88%, 6/23/2020	279,000	275,959
Security Description	Principal Amount	Value
4.00%, 6/23/2025	$ 2,084,000	$ 2,032,129
Biogen, Inc.:
2.90%, 9/15/2020	1,757,000	1,745,773
3.63%, 9/15/2022	1,103,000	1,104,191
4.05%, 9/15/2025	838,000	835,310
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	569,000	581,660
Celgene Corp.:
2.75%, 2/15/2023	127,000	121,859
2.88%, 8/15/2020	1,731,000	1,718,156
2.88%, 2/19/2021	1,120,000	1,107,882
3.25%, 8/15/2022	959,000	939,897
3.25%, 2/20/2023	1,214,000	1,187,753
3.45%, 11/15/2027	806,000	733,758
3.55%, 8/15/2022	1,230,000	1,216,052
3.63%, 5/15/2024	3,063,000	2,988,477
3.88%, 8/15/2025	3,131,000	3,019,693
3.90%, 2/20/2028	976,000	917,147
3.95%, 10/15/2020	420,000	423,923
4.00%, 8/15/2023	647,000	650,345
Genzyme Corp. 5.00%, 6/15/2020	470,000	483,381
Gilead Sciences, Inc.:
1.95%, 3/1/2022	738,000	710,244
2.35%, 2/1/2020	880,000	874,333
2.50%, 9/1/2023	665,000	639,517
2.55%, 9/1/2020	1,646,000	1,632,470
2.95%, 3/1/2027 (a)	929,000	863,626
3.25%, 9/1/2022	875,000	872,891
3.50%, 2/1/2025	2,158,000	2,108,064
3.65%, 3/1/2026	3,200,000	3,140,704
3.70%, 4/1/2024	2,896,000	2,894,523
4.40%, 12/1/2021	1,216,000	1,254,061
4.50%, 4/1/2021	1,167,000	1,197,937
		53,121,197
BUILDING MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	154,581
Eagle Materials, Inc. 4.50%, 8/1/2026	1,364,000	1,356,757
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	75,000	74,308
4.00%, 9/21/2023	760,000	755,022
4.00%, 6/15/2025	825,000	817,748
Johnson Controls International PLC:
3.75%, 12/1/2021	381,000	383,465
3.90%, 2/14/2026	171,000	167,561
4.25%, 3/1/2021	1,067,000	1,087,710
5.00%, 3/30/2020	187,000	190,918
3.63%, 7/2/2024 (c)	75,000	73,808
Lennox International, Inc. 3.00%, 11/15/2023	600,000	563,088

244

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	$ 439,000	$ 405,596
3.50%, 12/15/2027	515,000	471,153
4.25%, 7/2/2024	135,000	136,636
Masco Corp.:
3.50%, 4/1/2021	532,000	528,760
3.50%, 11/15/2027	425,000	391,285
4.38%, 4/1/2026	675,000	670,957
4.45%, 4/1/2025	727,000	725,648
5.95%, 3/15/2022	328,000	343,872
7.13%, 3/15/2020	26,000	27,032
Owens Corning:
3.40%, 8/15/2026	680,000	613,278
4.20%, 12/15/2022	1,414,000	1,402,448
4.20%, 12/1/2024	499,000	490,951
Vulcan Materials Co.:
3.90%, 4/1/2027	116,000	110,053
4.50%, 4/1/2025	1,065,000	1,058,216
		13,000,851
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	30,000	29,369
3.00%, 11/3/2021	206,000	205,497
3.35%, 7/31/2024	128,000	127,974
Airgas, Inc.:
2.38%, 2/15/2020	75,000	74,310
3.65%, 7/15/2024	330,000	329,287
Albemarle Corp. 4.15%, 12/1/2024	600,000	606,420
Braskem Finance, Ltd. 6.45%, 2/3/2024 (a)	491,000	516,223
Cabot Corp. 3.70%, 7/15/2022	200,000	200,126
Celanese US Holdings LLC:
4.63%, 11/15/2022	299,000	306,454
5.88%, 6/15/2021	737,000	776,724
Dow Chemical Co.:
3.00%, 11/15/2022	1,701,000	1,652,453
3.50%, 10/1/2024 (a)	580,000	558,963
4.13%, 11/15/2021	1,530,000	1,554,143
4.25%, 11/15/2020	1,331,000	1,349,394
4.55%, 11/30/2025 (d)	750,000	761,453
4.80%, 11/30/2028 (a) (d)	1,136,000	1,155,312
DowDuPont, Inc.:
3.77%, 11/15/2020	1,020,000	1,029,415
4.21%, 11/15/2023	2,350,000	2,402,758
4.49%, 11/15/2025	2,395,000	2,464,024
4.73%, 11/15/2028	2,836,000	2,937,472
Eastman Chemical Co.:
3.50%, 12/1/2021	550,000	552,618
3.60%, 8/15/2022	617,000	616,469
3.80%, 3/15/2025	1,093,000	1,053,444
4.50%, 12/1/2028 (a)	500,000	497,130
EI du Pont de Nemours & Co. 2.20%, 5/1/2020	1,487,000	1,476,561
Security Description	Principal Amount	Value
FMC Corp. 4.10%, 2/1/2024	$ 750,000	$ 753,405
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	50,000	49,381
3.40%, 9/25/2020	600,000	600,336
4.45%, 9/26/2028	1,035,000	1,048,414
LYB International Finance B.V. 4.00%, 7/15/2023	1,739,000	1,734,583
LYB International Finance II B.V. 3.50%, 3/2/2027	948,000	865,515
LyondellBasell Industries NV:
5.75%, 4/15/2024	842,000	898,338
6.00%, 11/15/2021	1,034,000	1,094,417
Methanex Corp. 4.25%, 12/1/2024	492,000	473,658
Mosaic Co.:
3.25%, 11/15/2022	728,000	707,114
3.75%, 11/15/2021	780,000	782,941
4.05%, 11/15/2027	667,000	641,467
4.25%, 11/15/2023	835,000	839,593
NewMarket Corp. 4.10%, 12/15/2022	100,000	101,659
Nutrien, Ltd.:
3.00%, 4/1/2025	493,000	458,105
3.15%, 10/1/2022	642,000	620,474
3.38%, 3/15/2025	681,000	641,461
3.50%, 6/1/2023	335,000	327,831
3.63%, 3/15/2024	984,000	957,845
4.00%, 12/15/2026	955,000	924,029
4.88%, 3/30/2020	159,000	161,887
PPG Industries, Inc.:
3.20%, 3/15/2023	758,000	746,820
3.60%, 11/15/2020	150,000	151,338
3.75%, 3/15/2028 (a)	492,000	474,411
Praxair, Inc.:
2.20%, 8/15/2022	646,000	624,120
2.25%, 9/24/2020	912,000	901,813
2.45%, 2/15/2022	793,000	775,332
2.65%, 2/5/2025	634,000	600,278
2.70%, 2/21/2023	764,000	749,232
3.00%, 9/1/2021	250,000	250,043
3.20%, 1/30/2026	559,000	543,426
4.05%, 3/15/2021	218,000	222,994
RPM International, Inc.:
3.45%, 11/15/2022	418,000	411,299
3.75%, 3/15/2027	567,000	539,432
Sasol Financing International, Ltd. 4.50%, 11/14/2022	140,000	135,934
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,360,000	1,357,158
6.50%, 9/27/2028	905,000	905,009
Sherwin-Williams Co.:
2.25%, 5/15/2020	1,338,000	1,317,034
2.75%, 6/1/2022	1,563,000	1,510,749

245

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 6/1/2024	$ 1,639,000	$ 1,564,409
3.45%, 8/1/2025	1,007,000	960,759
3.45%, 6/1/2027	383,000	356,535
3.95%, 1/15/2026	400,000	389,352
4.20%, 1/15/2022	440,000	444,321
Syngenta Finance NV 3.13%, 3/28/2022	568,000	541,986
Westlake Chemical Corp. 3.60%, 8/15/2026 (a)	1,451,000	1,334,020
		55,724,250
COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	883,000	876,113
3.38%, 9/15/2025	1,241,000	1,234,683
Block Financial LLC:
4.13%, 10/1/2020	369,000	371,439
5.25%, 10/1/2025	195,000	196,347
5.50%, 11/1/2022	2,278,000	2,349,643
Ecolab, Inc.:
2.25%, 1/12/2020	108,000	107,045
2.38%, 8/10/2022	635,000	612,000
2.70%, 11/1/2026	758,000	706,032
3.25%, 1/14/2023	375,000	372,911
3.25%, 12/1/2027	542,000	520,884
4.35%, 12/8/2021	1,193,000	1,226,905
Equifax, Inc.:
2.30%, 6/1/2021	322,000	313,364
3.30%, 12/15/2022	555,000	539,543
3.60%, 8/15/2021	190,000	189,419
3.95%, 6/15/2023	540,000	535,286
IHS Markit, Ltd.:
4.13%, 8/1/2023	411,000	406,943
4.75%, 8/1/2028	515,000	502,671
Moody's Corp.:
2.63%, 1/15/2023	1,190,000	1,137,366
2.75%, 12/15/2021	814,000	797,720
3.25%, 6/7/2021	470,000	468,238
3.25%, 1/15/2028	109,000	103,262
4.50%, 9/1/2022	239,000	245,355
4.88%, 2/15/2024	444,000	466,058
5.50%, 9/1/2020	307,000	317,791
RELX Capital, Inc.:
3.13%, 10/15/2022	571,000	560,037
3.50%, 3/16/2023	560,000	554,176
S&P Global, Inc.:
2.95%, 1/22/2027	480,000	452,429
3.30%, 8/14/2020	707,000	708,188
4.00%, 6/15/2025	714,000	726,702
4.40%, 2/15/2026	603,000	621,367
Total System Services, Inc.:
3.75%, 6/1/2023	1,394,000	1,378,778
3.80%, 4/1/2021	172,000	172,222
4.00%, 6/1/2023	950,000	948,470
4.45%, 6/1/2028	941,000	925,652
Security Description	Principal Amount	Value
4.80%, 4/1/2026	$ 1,044,000	$ 1,054,962
Verisk Analytics, Inc.:
4.00%, 6/15/2025	215,000	215,460
4.13%, 9/12/2022	404,000	413,486
5.80%, 5/1/2021	485,000	511,302
Western Union Co.:
3.60%, 3/15/2022	275,000	274,948
4.25%, 6/9/2023	435,000	437,097
5.25%, 4/1/2020	303,000	308,875
		24,861,169
COMPUTERS — 2.7%
Apple, Inc.:
1.55%, 2/7/2020	791,000	781,374
1.55%, 8/4/2021	1,678,000	1,624,405
1.80%, 5/11/2020	848,000	837,773
1.90%, 2/7/2020	1,152,000	1,142,116
2.00%, 5/6/2020	2,480,000	2,456,564
2.00%, 11/13/2020	1,146,000	1,130,735
2.10%, 9/12/2022	1,865,000	1,805,730
2.15%, 2/9/2022	3,090,000	3,011,885
2.25%, 2/23/2021	2,073,000	2,049,430
2.30%, 5/11/2022	1,445,000	1,410,985
2.40%, 1/13/2023 (a)	832,000	808,180
2.40%, 5/3/2023	4,673,000	4,520,146
2.45%, 8/4/2026	1,572,000	1,452,842
2.50%, 2/9/2022	1,212,000	1,194,814
2.50%, 2/9/2025	2,480,000	2,342,806
2.70%, 5/13/2022	1,354,000	1,339,607
2.75%, 1/13/2025	1,761,000	1,695,227
2.85%, 5/6/2021	3,076,000	3,077,015
2.85%, 2/23/2023	1,626,000	1,606,049
2.85%, 5/11/2024	2,734,000	2,665,103
2.90%, 9/12/2027	2,537,000	2,389,271
3.00%, 2/9/2024	2,402,000	2,367,171
3.00%, 6/20/2027	1,089,000	1,035,116
3.00%, 11/13/2027	1,331,000	1,265,701
3.20%, 5/13/2025	2,595,000	2,555,271
3.20%, 5/11/2027	2,548,000	2,459,686
3.25%, 2/23/2026	3,548,000	3,460,222
3.35%, 2/9/2027	2,504,000	2,446,007
3.45%, 5/6/2024	2,490,000	2,503,023
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (d)	5,220,000	5,215,876
5.45%, 6/15/2023 (d)	5,865,000	5,976,494
6.02%, 6/15/2026 (d)	3,962,000	3,980,780
DXC Technology Co.:
2.88%, 3/27/2020	251,000	249,128
4.25%, 4/15/2024	2,983,000	2,964,684
4.75%, 4/15/2027	1,598,000	1,588,220
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	550,000	551,040
3.60%, 10/15/2020	4,196,000	4,206,700
4.40%, 10/15/2022	756,000	772,904
4.90%, 10/15/2025	2,790,000	2,817,788

246

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
3.75%, 12/1/2020	$ 1,116,000	$ 1,126,479
4.05%, 9/15/2022	445,000	451,889
4.30%, 6/1/2021	385,000	393,073
4.38%, 9/15/2021	601,000	618,531
IBM Credit LLC:
1.80%, 1/20/2021	490,000	476,324
2.20%, 9/8/2022	540,000	514,674
2.65%, 2/5/2021	1,522,000	1,504,406
3.00%, 2/6/2023	428,000	418,015
International Business Machines Corp.:
1.63%, 5/15/2020	839,000	822,841
1.88%, 8/1/2022	1,363,000	1,286,958
1.90%, 1/27/2020	432,000	426,583
2.25%, 2/19/2021	905,000	886,520
2.50%, 1/27/2022	1,089,000	1,060,054
2.88%, 11/9/2022	551,000	537,065
2.90%, 11/1/2021	426,000	420,901
3.30%, 1/27/2027 (a)	504,000	484,445
3.38%, 8/1/2023	1,270,000	1,254,049
3.45%, 2/19/2026	1,720,000	1,674,626
3.63%, 2/12/2024	2,714,000	2,698,422
6.22%, 8/1/2027	1,012,000	1,161,796
6.50%, 1/15/2028	120,000	140,827
7.00%, 10/30/2025	579,000	682,687
NetApp, Inc.:
3.30%, 9/29/2024	498,000	472,597
3.38%, 6/15/2021	405,000	403,404
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	609,000	584,640
4.75%, 6/1/2023	612,000	575,525
4.75%, 1/1/2025 (a)	804,000	715,584
4.88%, 3/1/2024	546,000	496,816
4.88%, 6/1/2027	610,000	516,652
Western Digital Corp. 4.75%, 2/15/2026	1,560,000	1,353,269
		109,917,520
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	419,000	405,621
Series MTN, 1.95%, 2/1/2023	261,000	249,681
Series MTN, 2.10%, 5/1/2023	410,000	393,690
Series MTN, 2.30%, 5/3/2022	1,481,000	1,444,034
Series MTN, 2.45%, 11/15/2021	48,000	47,341
Series MTN, 3.25%, 3/15/2024	14,000	14,086
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	291,447
1.80%, 2/7/2020	401,000	396,565
3.15%, 3/15/2027	762,000	736,435
Procter & Gamble Co.:
Security Description	Principal Amount	Value
1.70%, 11/3/2021	$ 581,000	$ 563,495
1.85%, 2/2/2021	255,000	250,186
1.90%, 10/23/2020	772,000	759,764
2.15%, 8/11/2022	1,728,000	1,678,165
2.30%, 2/6/2022	1,039,000	1,022,168
2.45%, 11/3/2026	1,370,000	1,282,210
2.70%, 2/2/2026	841,000	808,479
2.85%, 8/11/2027	599,000	573,674
3.10%, 8/15/2023	752,000	758,174
Unilever Capital Corp.:
1.38%, 7/28/2021	218,000	209,175
1.80%, 5/5/2020	1,011,000	996,421
2.00%, 7/28/2026	520,000	466,279
2.10%, 7/30/2020	205,000	202,370
2.20%, 5/5/2022	1,151,000	1,112,234
2.60%, 5/5/2024	2,400,000	2,310,744
2.75%, 3/22/2021	1,000,000	994,960
2.90%, 5/5/2027	884,000	841,542
3.00%, 3/7/2022	1,000,000	992,310
3.10%, 7/30/2025	492,000	480,300
3.13%, 3/22/2023	795,000	789,101
3.25%, 3/7/2024	576,000	572,993
3.38%, 3/22/2025	400,000	398,420
3.50%, 3/22/2028	400,000	395,844
4.25%, 2/10/2021	1,197,000	1,226,793
		23,664,701
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	671,000	636,517
3.50%, 5/26/2022	490,000	474,428
3.50%, 1/15/2025	1,144,000	1,039,679
3.65%, 7/21/2027 (a)	4,071,000	3,523,695
3.88%, 1/23/2028 (a)	450,000	392,751
3.95%, 2/1/2022	860,000	843,058
4.13%, 7/3/2023	521,000	508,746
4.25%, 7/1/2020	561,000	562,161
4.45%, 10/1/2025	460,000	435,721
4.50%, 5/15/2021	882,000	883,641
4.63%, 10/30/2020	834,000	839,871
4.63%, 7/1/2022	540,000	540,162
5.00%, 10/1/2021	597,000	605,782
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	299,000	289,979
4.25%, 2/15/2024	100,000	101,829
Air Lease Corp.:
2.13%, 1/15/2020	398,000	392,273
2.50%, 3/1/2021	278,000	270,675
2.63%, 7/1/2022	541,000	514,902
2.75%, 1/15/2023	2,337,000	2,210,755
3.00%, 9/15/2023	430,000	404,002
3.25%, 3/1/2025	592,000	544,066
3.38%, 6/1/2021	801,000	792,173

247

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/15/2022	$ 1,075,000	$ 1,060,498
3.63%, 4/1/2027	524,000	468,225
3.63%, 12/1/2027	634,000	557,996
3.75%, 2/1/2022	687,000	678,268
3.88%, 4/1/2021	229,000	229,080
3.88%, 7/3/2023	845,000	828,759
4.25%, 9/15/2024	3,084,000	3,006,376
4.63%, 10/1/2028	395,000	373,678
4.75%, 3/1/2020	589,000	596,162
Aircastle, Ltd.:
4.13%, 5/1/2024	705,000	663,856
4.40%, 9/25/2023	955,000	939,386
5.00%, 4/1/2023	575,000	574,218
5.13%, 3/15/2021	844,000	857,276
5.50%, 2/15/2022	535,000	548,108
7.63%, 4/15/2020	224,000	234,277
American Express Co.:
2.20%, 10/30/2020	1,002,000	983,283
2.50%, 8/1/2022	2,461,000	2,375,948
2.65%, 12/2/2022	2,138,000	2,067,574
3.00%, 10/30/2024	1,498,000	1,433,211
3.38%, 5/17/2021	1,077,000	1,078,346
3.40%, 2/27/2023	1,356,000	1,346,237
3.63%, 12/5/2024	574,000	561,079
3.70%, 11/5/2021	1,695,000	1,711,526
3.70%, 8/3/2023	1,100,000	1,103,872
4.20%, 11/6/2025	1,970,000	2,008,947
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	1,600,000	1,582,960
Series MTN, 2.20%, 3/3/2020	1,755,000	1,736,292
Series MTN, 2.25%, 5/5/2021	1,593,000	1,557,333
Series MTN, 2.38%, 5/26/2020	2,195,000	2,171,470
Series MTN, 2.70%, 3/3/2022	2,496,000	2,446,954
Series MTN, 3.30%, 5/3/2027	2,012,000	1,955,342
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	507,000	472,281
3.70%, 10/15/2024	1,545,000	1,542,173
4.00%, 10/15/2023	559,000	573,092
5.30%, 3/15/2020	322,000	330,234
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	250,000	284,145
BGC Partners, Inc. 5.38%, 7/24/2023	895,000	907,056
BlackRock, Inc.:
3.20%, 3/15/2027	911,000	885,547
3.38%, 6/1/2022	585,000	589,265
3.50%, 3/18/2024	1,084,000	1,096,011
4.25%, 5/24/2021	638,000	656,476
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	569,000	558,678
Brookfield Finance LLC 4.00%, 4/1/2024	650,000	642,226
Brookfield Finance, Inc.:
3.90%, 1/25/2028	459,000	430,905
Security Description	Principal Amount	Value
4.25%, 6/2/2026	$ 885,000	$ 869,397
Capital One Bank USA NA 3.38%, 2/15/2023	1,807,000	1,745,562
Cboe Global Markets, Inc. 3.65%, 1/12/2027	389,000	377,770
Charles Schwab Corp.:
2.65%, 1/25/2023	968,000	943,103
3.00%, 3/10/2025	346,000	334,402
3.20%, 3/2/2027	376,000	362,088
3.20%, 1/25/2028	455,000	435,180
3.25%, 5/21/2021	2,115,000	2,123,650
3.45%, 2/13/2026	97,000	96,087
3.55%, 2/1/2024	1,220,000	1,223,928
3.85%, 5/21/2025	419,000	426,676
4.45%, 7/22/2020	235,000	239,954
CME Group, Inc.:
3.00%, 9/15/2022	726,000	723,757
3.00%, 3/15/2025	698,000	679,147
3.75%, 6/15/2028	716,000	725,258
Discover Financial Services:
3.75%, 3/4/2025	388,000	370,136
3.85%, 11/21/2022	409,000	405,495
3.95%, 11/6/2024	433,000	425,864
4.10%, 2/9/2027	1,191,000	1,110,870
5.20%, 4/27/2022	275,000	284,468
E*TRADE Financial Corp.:
2.95%, 8/24/2022	409,000	397,552
3.80%, 8/24/2027	800,000	751,064
4.50%, 6/20/2028	1,416,000	1,391,036
Eaton Vance Corp. 3.50%, 4/6/2027	497,000	478,904
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	297,327
2.85%, 3/30/2025	530,000	500,638
GE Capital International Funding Co.:
2.34%, 11/15/2020	6,077,000	5,862,421
3.37%, 11/15/2025	1,922,000	1,706,967
Genpact Luxembourg Sarl 3.70%, 4/1/2022	598,000	569,792
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	1,196,000	1,209,060
5.25%, 6/1/2025	1,227,000	1,222,067
5.38%, 11/1/2023	1,066,000	1,081,073
5.38%, 4/15/2026	589,000	577,155
5.75%, 6/1/2028	490,000	487,153
HSBC Finance Corp. 6.68%, 1/15/2021	423,000	442,369
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	880,000	850,766
2.75%, 12/1/2020	868,000	863,157
3.10%, 9/15/2027	299,000	284,579
3.45%, 9/21/2023	1,517,000	1,522,446
3.75%, 12/1/2025	810,000	814,269
3.75%, 9/21/2028	1,145,000	1,140,718

248

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/15/2023	$ 677,000	$ 693,783
International Lease Finance Corp.:
4.63%, 4/15/2021	299,000	300,896
5.88%, 8/15/2022	755,000	786,967
8.25%, 12/15/2020	1,019,000	1,093,458
8.63%, 1/15/2022	558,000	620,278
Invesco Finance PLC:
3.13%, 11/30/2022	680,000	665,611
3.75%, 1/15/2026	518,000	501,642
4.00%, 1/30/2024	870,000	868,791
Janus Capital Group, Inc. 4.88%, 8/1/2025	480,000	465,682
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	530,000	539,302
Jefferies Group LLC:
5.13%, 1/20/2023	467,000	479,478
6.45%, 6/8/2027	627,000	652,218
6.88%, 4/15/2021	460,000	489,058
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	1,274,000	1,210,797
Lazard Group LLC:
3.63%, 3/1/2027	980,000	920,426
3.75%, 2/13/2025	381,000	367,817
4.25%, 11/14/2020	367,000	371,892
4.50%, 9/19/2028	1,060,000	1,054,795
Legg Mason, Inc. 4.75%, 3/15/2026	130,000	131,992
Mastercard, Inc.:
2.00%, 11/21/2021	575,000	561,378
2.95%, 11/21/2026	1,150,000	1,109,968
3.38%, 4/1/2024	819,000	825,806
3.50%, 2/26/2028	448,000	448,291
Nasdaq, Inc.:
3.85%, 6/30/2026	433,000	418,473
4.25%, 6/1/2024	440,000	443,216
5.55%, 1/15/2020	519,000	530,236
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	450,000	445,707
2.30%, 11/1/2020	726,000	715,030
2.35%, 6/15/2020	355,000	351,418
2.40%, 4/25/2022	470,000	457,338
2.70%, 2/15/2023	407,000	397,720
2.85%, 1/27/2025	79,000	76,096
2.95%, 2/7/2024	567,000	556,170
3.05%, 2/15/2022	947,000	941,801
3.05%, 4/25/2027	300,000	287,967
3.40%, 2/7/2028	725,000	709,717
3.90%, 11/1/2028	450,000	456,080
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	321,000	304,022
Security Description	Principal Amount	Value
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	$ 570,000	$ 557,101
Series MTN, 2.30%, 9/15/2022	500,000	481,525
Series MTN, 2.90%, 3/15/2021	860,000	856,001
Series MTN, 3.25%, 11/1/2025	491,000	481,637
Nomura Holdings, Inc. 6.70%, 3/4/2020	588,000	610,850
ORIX Corp.:
2.90%, 7/18/2022	380,000	370,508
3.25%, 12/4/2024	815,000	786,508
3.70%, 7/18/2027	769,000	739,801
Raymond James Financial, Inc. 3.63%, 9/15/2026	252,000	237,666
Stifel Financial Corp.:
3.50%, 12/1/2020	85,000	84,728
4.25%, 7/18/2024	348,000	351,139
Synchrony Financial:
2.70%, 2/3/2020	333,000	327,319
3.70%, 8/4/2026	910,000	775,347
3.75%, 8/15/2021	397,000	385,130
3.95%, 12/1/2027	972,000	815,907
4.25%, 8/15/2024	2,849,000	2,613,587
4.50%, 7/23/2025	1,202,000	1,091,019
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	1,060,000	1,048,987
3.30%, 4/1/2027	1,036,000	990,178
3.75%, 4/1/2024	500,000	506,955
Visa, Inc.:
2.15%, 9/15/2022	1,322,000	1,280,754
2.20%, 12/14/2020	2,370,000	2,341,915
2.75%, 9/15/2027	979,000	924,607
2.80%, 12/14/2022	2,414,000	2,385,925
3.15%, 12/14/2025	3,739,000	3,672,446
		146,833,654
ELECTRIC — 4.4%
AEP Texas, Inc.:
2.40%, 10/1/2022	373,000	359,624
3.95%, 6/1/2028 (d)	453,000	453,675
AEP Transmission Co. LLC 3.10%, 12/1/2026	418,000	401,635
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	231,000	232,728
Series 17A, 2.45%, 3/30/2022	564,000	548,366
Ameren Corp.:
2.70%, 11/15/2020	429,000	423,213
3.65%, 2/15/2026	933,000	917,811
Ameren Illinois Co.:
2.70%, 9/1/2022	300,000	294,477
3.80%, 5/15/2028	586,000	594,919

249

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
2.15%, 11/13/2020	$ 711,000	$ 696,119
3.20%, 11/13/2027	631,000	597,159
Series F, 2.95%, 12/15/2022	600,000	586,428
Series I, 3.65%, 12/1/2021	335,000	337,817
Series J, 4.30%, 12/1/2028	500,000	509,075
Appalachian Power Co.:
3.40%, 6/1/2025	150,000	146,330
Series X, 3.30%, 6/1/2027	630,000	601,007
Arizona Public Service Co.:
2.95%, 9/15/2027	440,000	413,376
3.15%, 5/15/2025	975,000	948,646
Atlantic City Electric Co. 4.00%, 10/15/2028	836,000	858,622
Avangrid, Inc. 3.15%, 12/1/2024	744,000	717,625
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	344,000	316,019
3.35%, 7/1/2023	2,128,000	2,126,298
3.50%, 11/15/2021	344,000	345,651
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	738,000	724,391
2.40%, 2/1/2020	312,000	309,919
2.80%, 1/15/2023	766,000	750,642
3.25%, 4/15/2028	400,000	380,736
3.50%, 2/1/2025	50,000	49,484
3.75%, 11/15/2023	475,000	482,923
Black Hills Corp.:
3.15%, 1/15/2027	310,000	289,267
3.95%, 1/15/2026	463,000	461,810
4.25%, 11/30/2023	462,000	466,006
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	30,000	29,217
2.25%, 8/1/2022	76,000	73,315
Series AA, 3.00%, 2/1/2027	866,000	827,221
Series Z, 2.40%, 9/1/2026	375,000	344,501
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	803,000	767,435
3.60%, 11/1/2021	395,000	394,716
3.85%, 2/1/2024	786,000	785,544
4.25%, 11/1/2028	525,000	530,334
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	602,000	573,303
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	23,000	24,941
CMS Energy Corp.:
3.00%, 5/15/2026	385,000	360,002
3.45%, 8/15/2027	627,000	597,926
5.05%, 3/15/2022	300,000	312,864
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	285,739
3.40%, 9/1/2021	387,000	390,355
3.70%, 8/15/2028	605,000	610,844
Security Description	Principal Amount	Value
4.00%, 8/1/2020	$ 74,000	$ 75,036
Series 122, 2.95%, 8/15/2027	530,000	504,364
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	87,387
Series A, 3.20%, 3/15/2027	865,000	846,229
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	336,000	340,993
4.45%, 6/15/2020	65,000	66,308
Series B, 3.13%, 11/15/2027	603,000	579,688
Series D, 4.00%, 12/1/2028	450,000	461,898
Consolidated Edison, Inc.:
2.00%, 5/15/2021	587,000	568,791
Series A, 2.00%, 3/15/2020	563,000	554,527
Consumers Energy Co.:
2.85%, 5/15/2022	874,000	863,110
3.38%, 8/15/2023	200,000	201,280
3.80%, 11/15/2028	334,000	340,984
5.65%, 4/15/2020	35,000	36,125
Delmarva Power & Light Co. 3.50%, 11/15/2023	335,000	336,889
Dominion Energy, Inc.:
2.58%, 7/1/2020	828,000	815,547
3.90%, 10/1/2025	584,000	580,379
4.10%, 4/1/2021 (c)	699,000	707,682
4.25%, 6/1/2028	1,907,000	1,921,779
Series B, 2.75%, 1/15/2022	450,000	438,358
Series B, 2.75%, 9/15/2022	603,000	588,136
Series C, 2.00%, 8/15/2021	902,000	872,622
Series D, 2.85%, 8/15/2026	560,000	516,169
DPL, Inc. 7.25%, 10/15/2021	556,000	580,681
DTE Electric Co.:
3.45%, 10/1/2020	332,000	333,052
3.65%, 3/15/2024	462,000	468,547
DTE Energy Co.:
2.85%, 10/1/2026	513,000	472,114
3.80%, 3/15/2027	4,097,000	4,006,702
Series B, 3.30%, 6/15/2022	421,000	416,971
Series C, 3.50%, 6/1/2024	900,000	889,461
Series D, 3.70%, 8/1/2023	376,000	374,507
Series F, 3.85%, 12/1/2023	351,000	352,790
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	393,000	379,662
2.95%, 12/1/2026	490,000	469,425
3.05%, 3/15/2023	633,000	627,297
3.35%, 5/15/2022	1,105,000	1,114,404
3.90%, 6/15/2021	581,000	591,801
3.95%, 11/15/2028	1,350,000	1,381,941
4.30%, 6/15/2020	19,000	19,364
Duke Energy Corp.:
1.80%, 9/1/2021	875,000	836,176
2.40%, 8/15/2022	942,000	903,840
2.65%, 9/1/2026	941,000	855,548
3.05%, 8/15/2022	594,000	582,358

250

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 8/15/2027	$ 770,000	$ 719,958
3.55%, 9/15/2021	803,000	805,168
3.75%, 4/15/2024	800,000	801,328
3.95%, 10/15/2023	988,000	997,258
Duke Energy Florida LLC:
3.10%, 8/15/2021	204,000	203,971
3.20%, 1/15/2027	538,000	523,108
3.80%, 7/15/2028	337,000	340,444
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	230,452
Duke Energy Indiana LLC 3.75%, 7/15/2020	313,000	316,440
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	65,000	66,166
Duke Energy Progress LLC:
2.80%, 5/15/2022	215,000	211,437
3.00%, 9/15/2021	103,000	102,923
3.25%, 8/15/2025	766,000	754,495
3.38%, 9/1/2023	510,000	511,035
3.70%, 9/1/2028	474,000	475,782
Edison International:
2.13%, 4/15/2020	581,000	566,086
2.40%, 9/15/2022	933,000	873,810
2.95%, 3/15/2023	274,000	257,486
4.13%, 3/15/2028	522,000	494,981
Emera US Finance L.P.:
2.70%, 6/15/2021	994,000	968,404
3.55%, 6/15/2026	800,000	755,800
Enel Americas SA 4.00%, 10/25/2026	253,000	236,454
Enel Chile SA 4.88%, 6/12/2028	427,000	425,382
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	49,197
Entergy Arkansas LLC:
3.50%, 4/1/2026	1,326,000	1,305,540
3.70%, 6/1/2024	310,000	313,658
3.75%, 2/15/2021	200,000	202,016
Entergy Corp.:
2.95%, 9/1/2026	505,000	465,504
4.00%, 7/15/2022	908,000	913,285
5.13%, 9/15/2020	930,000	948,479
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	515,000	567,283
Entergy Louisiana LLC:
2.40%, 10/1/2026	593,000	543,093
3.12%, 9/1/2027	735,000	701,837
3.25%, 4/1/2028	575,000	552,247
4.05%, 9/1/2023	226,000	231,668
Evergy, Inc. 4.85%, 6/1/2021	641,000	653,891
Eversource Energy:
2.50%, 3/15/2021	727,000	714,227
2.80%, 5/1/2023	150,000	145,754
Security Description	Principal Amount	Value
Series H, 3.15%, 1/15/2025	$ 278,000	$ 267,125
Series K, 2.75%, 3/15/2022	498,000	486,870
Series L, 2.90%, 10/1/2024	952,000	912,397
Series M, 3.30%, 1/15/2028	595,000	564,322
Series N, 3.80%, 12/1/2023	450,000	454,986
Exelon Corp.:
2.45%, 4/15/2021	382,000	371,109
2.85%, 6/15/2020	421,000	417,363
3.40%, 4/15/2026	912,000	864,330
3.50%, 6/1/2022	477,000	466,120
3.95%, 6/15/2025	1,043,000	1,029,754
5.15%, 12/1/2020	709,000	724,151
Exelon Generation Co. LLC:
2.95%, 1/15/2020	830,000	823,767
3.40%, 3/15/2022	591,000	582,584
4.00%, 10/1/2020	509,000	511,031
4.25%, 6/15/2022	841,000	861,857
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	550,000	534,897
Series B, 3.90%, 7/15/2027	1,750,000	1,695,190
Series B, 4.25%, 3/15/2023	641,000	650,461
Florida Power & Light Co.:
2.75%, 6/1/2023	333,000	325,454
3.13%, 12/1/2025	477,000	472,488
3.25%, 6/1/2024	676,000	673,032
Fortis, Inc.:
3.06%, 10/4/2026	1,163,000	1,065,099
2.10%, 10/4/2021	559,000	536,534
Georgia Power Co.:
2.00%, 3/30/2020	782,000	769,300
2.40%, 4/1/2021	514,000	506,367
2.85%, 5/15/2022	915,000	897,359
3.25%, 4/1/2026	1,370,000	1,283,306
3.25%, 3/30/2027	347,000	323,623
Series C, 2.00%, 9/8/2020	527,000	513,830
Gulf Power Co. Series A, 3.30%, 5/30/2027	450,000	438,138
Iberdrola International B.V. 5.81%, 3/15/2025	10,000	10,849
Indiana Michigan Power Co. 3.85%, 5/15/2028	350,000	352,429
Interstate Power & Light Co.:
3.25%, 12/1/2024	869,000	854,661
4.10%, 9/26/2028	535,000	545,309
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	200,000	199,198
3.70%, 9/1/2024	148,000	144,637
ITC Holdings Corp.:
2.70%, 11/15/2022	636,000	612,532
3.25%, 6/30/2026	647,000	622,737
3.35%, 11/15/2027	1,297,000	1,241,929
3.65%, 6/15/2024	372,000	368,172
Kansas City Power & Light Co.:
3.15%, 3/15/2023	753,000	737,616
3.65%, 8/15/2025	809,000	807,795

251

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Kentucky Utilities Co. 3.25%, 11/1/2020	$ 4,000	$ 4,014
LG&E & KU Energy LLC 3.75%, 11/15/2020	819,000	822,145
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	800,000	784,624
MidAmerican Energy Co.:
3.10%, 5/1/2027	916,000	887,402
3.50%, 10/15/2024	649,000	657,366
Mississippi Power Co. 3.95%, 3/30/2028	560,000	547,008
Nevada Power Co. Series BB, 2.75%, 4/15/2020	805,000	802,166
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	1,067,000	1,032,803
3.55%, 5/1/2027	1,039,000	993,388
4.50%, 6/1/2021	580,000	595,619
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b)	737,000	614,636
Series H, 3.34%, 9/1/2020	500,000	500,145
Northern States Power Co.:
2.15%, 8/15/2022	526,000	506,117
2.20%, 8/15/2020	193,000	190,348
2.60%, 5/15/2023	431,000	418,954
NSTAR Electric Co.:
2.38%, 10/15/2022	655,000	633,018
3.20%, 5/15/2027	295,000	285,427
NV Energy, Inc. 6.25%, 11/15/2020	841,000	884,269
Ohio Power Co. Series M, 5.38%, 10/1/2021	440,000	465,476
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	775,000	774,271
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	345,000	335,682
3.70%, 11/15/2028 (d)	1,106,000	1,110,424
4.10%, 6/1/2022	170,000	174,519
7.00%, 9/1/2022	44,000	49,540
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (a)	818,000	724,863
2.95%, 3/1/2026	1,543,000	1,269,565
3.25%, 6/15/2023	834,000	740,667
3.30%, 3/15/2027	450,000	370,399
3.30%, 12/1/2027	997,000	817,969
3.40%, 8/15/2024	847,000	737,966
3.50%, 10/1/2020 (a)	715,000	684,598
3.50%, 6/15/2025	359,000	308,747
3.75%, 2/15/2024	394,000	350,609
3.85%, 11/15/2023	50,000	45,199
4.25%, 5/15/2021	25,000	24,050
4.25%, 8/1/2023 (d)	520,000	478,457
4.65%, 8/1/2028 (a) (d)	408,000	367,853
PacifiCorp:
Security Description	Principal Amount	Value
2.95%, 2/1/2022	$ 579,000	$ 573,471
2.95%, 6/1/2023	961,000	944,634
3.60%, 4/1/2024	365,000	368,146
3.85%, 6/15/2021	471,000	477,161
PECO Energy Co.:
2.38%, 9/15/2022	331,000	320,838
3.15%, 10/15/2025	375,000	366,784
Pinnacle West Capital Corp. 2.25%, 11/30/2020	391,000	383,110
PNM Resources, Inc. 3.25%, 3/9/2021	550,000	549,021
Potomac Electric Power Co. 3.60%, 3/15/2024	454,000	458,531
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	688,000	645,076
3.40%, 6/1/2023	405,000	396,977
3.50%, 12/1/2022	509,000	501,472
3.95%, 3/15/2024	948,000	946,749
4.20%, 6/15/2022	1,263,000	1,272,270
PPL Electric Utilities Corp. 3.00%, 9/15/2021	225,000	224,393
Progress Energy, Inc.:
3.15%, 4/1/2022	826,000	811,809
4.40%, 1/15/2021	924,000	941,574
PSEG Power LLC:
3.00%, 6/15/2021	659,000	647,309
3.85%, 6/1/2023	1,086,000	1,081,156
5.13%, 4/15/2020	415,000	423,341
Public Service Co. of Colorado:
2.25%, 9/15/2022	480,000	462,662
3.70%, 6/15/2028	400,000	404,052
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	206,185
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	225,000	219,643
Series MTN, 2.25%, 9/15/2026	701,000	641,226
Series MTN, 2.38%, 5/15/2023	125,000	120,760
Series MTN, 3.00%, 5/15/2025	541,000	525,663
Series MTN, 3.00%, 5/15/2027	400,000	383,944
Series MTN, 3.25%, 9/1/2023	690,000	693,319
Series MTN, 3.65%, 9/1/2028	286,000	287,501
Series MTN, 3.70%, 5/1/2028	650,000	659,626
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	693,000	663,686
2.65%, 11/15/2022	251,000	242,014
Puget Energy, Inc.:
3.65%, 5/15/2025	462,000	448,838
5.63%, 7/15/2022	660,000	697,673

252

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 9/1/2021	$ 876,000	$ 927,097
6.50%, 12/15/2020	250,000	264,165
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	607,000	563,490
3.00%, 8/15/2021	271,000	269,827
Series NNN, 3.60%, 9/1/2023	205,000	205,636
Sempra Energy:
2.40%, 2/1/2020	696,000	686,694
2.40%, 3/15/2020	758,000	748,889
2.85%, 11/15/2020	501,000	494,081
2.88%, 10/1/2022	863,000	834,245
2.90%, 2/1/2023	959,000	932,263
3.25%, 6/15/2027	854,000	783,895
3.40%, 2/1/2028	372,000	340,402
3.55%, 6/15/2024	416,000	404,244
3.75%, 11/15/2025	845,000	815,721
4.05%, 12/1/2023	726,000	728,795
Sierra Pacific Power Co. 2.60%, 5/1/2026	707,000	657,920
South Carolina Electric & Gas Co.:
3.50%, 8/15/2021	815,000	817,078
4.25%, 8/15/2028 (a)	760,000	787,710
Southern California Edison Co.:
3.88%, 6/1/2021	375,000	378,011
Series A, 2.90%, 3/1/2021	200,000	197,394
Series B, 2.40%, 2/1/2022	576,000	554,826
Series B, 3.65%, 3/1/2028 (a)	578,000	564,452
Series C, 3.50%, 10/1/2023	19,000	18,743
Series D, 3.40%, 6/1/2023	695,000	687,744
Series E, 3.70%, 8/1/2025	480,000	476,659
Southern Co.:
2.35%, 7/1/2021	393,000	381,312
2.75%, 6/15/2020	515,000	509,268
2.95%, 7/1/2023	1,313,000	1,268,844
3.25%, 7/1/2026	1,134,000	1,060,437
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b)	492,000	474,047
Southern Power Co.:
4.15%, 12/1/2025	586,000	578,915
Series 15B, 2.38%, 6/1/2020	849,000	835,535
Series E, 2.50%, 12/15/2021	267,000	258,929
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	589,000	542,398
Series M, 4.10%, 9/15/2028	626,000	627,064
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	164,695
TECO Finance, Inc. 5.15%, 3/15/2020	654,000	666,622
TransAlta Corp. 4.50%, 11/15/2022	424,000	411,623
Tucson Electric Power Co. 3.05%, 3/15/2025	162,000	155,525
UIL Holdings Corp. 4.63%, 10/1/2020	517,000	527,035
Security Description	Principal Amount	Value
Union Electric Co.:
2.95%, 6/15/2027	$ 440,000	$ 419,536
3.50%, 4/15/2024	211,000	212,042
Virginia Electric & Power Co.:
2.95%, 1/15/2022	120,000	118,478
3.45%, 9/1/2022	206,000	206,501
3.45%, 2/15/2024	403,000	402,871
Series A, 3.10%, 5/15/2025	468,000	456,230
Series A, 3.15%, 1/15/2026	629,000	610,168
Series A, 3.50%, 3/15/2027	744,000	732,178
Series A, 3.80%, 4/1/2028	380,000	381,463
Series B, 2.95%, 11/15/2026	1,595,000	1,517,818
Series C, 2.75%, 3/15/2023	773,000	754,317
WEC Energy Group, Inc.:
2.45%, 6/15/2020	289,000	285,396
3.38%, 6/15/2021	808,000	806,028
3.55%, 6/15/2025	330,000	320,790
Westar Energy, Inc.:
2.55%, 7/1/2026	433,000	402,534
3.10%, 4/1/2027	460,000	443,049
Wisconsin Electric Power Co. 2.95%, 9/15/2021	448,000	446,584
Wisconsin Power & Light Co. 3.05%, 10/15/2027	350,000	333,634
Wisconsin Public Service Corp. 3.35%, 11/21/2021 (a)	875,000	881,597
Xcel Energy, Inc.:
2.40%, 3/15/2021	521,000	512,320
2.60%, 3/15/2022	647,000	630,307
3.30%, 6/1/2025	748,000	729,083
3.35%, 12/1/2026	583,000	562,787
4.00%, 6/15/2028	625,000	628,819
4.70%, 5/15/2020	448,000	453,524
		174,508,933
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	711,000	701,188
2.63%, 2/15/2023	582,000	566,146
3.15%, 6/1/2025	173,000	169,485
4.25%, 11/15/2020	16,000	16,323
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	514,753
3.35%, 3/1/2026	388,000	364,767
3.50%, 2/15/2028	1,040,000	970,663
3.63%, 11/15/2022	20,000	19,986
		3,323,311
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	732,000	680,057
3.20%, 10/1/2022	927,000	910,731
3.88%, 7/15/2023	488,000	491,143
5.00%, 7/15/2020	582,000	595,561

253

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	$ 600,000	$ 569,994
3.55%, 10/1/2027	632,000	582,546
Amphenol Corp.:
2.20%, 4/1/2020	559,000	552,940
3.13%, 9/15/2021	420,000	419,752
3.20%, 4/1/2024	455,000	434,680
4.00%, 2/1/2022	142,000	144,624
Arrow Electronics, Inc.:
3.25%, 9/8/2024	1,839,000	1,713,359
3.50%, 4/1/2022	245,000	241,244
3.88%, 1/12/2028	750,000	682,755
4.00%, 4/1/2025	1,598,000	1,549,213
4.50%, 3/1/2023	110,000	111,390
Avnet, Inc.:
3.75%, 12/1/2021	225,000	226,046
4.63%, 4/15/2026 (a)	558,000	543,983
4.88%, 12/1/2022	1,400,000	1,429,540
5.88%, 6/15/2020	366,000	378,159
Corning, Inc.:
2.90%, 5/15/2022	673,000	662,959
4.25%, 8/15/2020	25,000	25,409
Flex, Ltd.:
4.63%, 2/15/2020	546,000	548,899
4.75%, 6/15/2025	731,000	706,797
5.00%, 2/15/2023	625,000	627,425
FLIR Systems, Inc. 3.13%, 6/15/2021	223,000	219,923
Fortive Corp.:
2.35%, 6/15/2021	1,174,000	1,142,877
3.15%, 6/15/2026	827,000	770,408
Honeywell International, Inc.:
1.85%, 11/1/2021	1,868,000	1,806,038
2.50%, 11/1/2026	1,495,000	1,389,692
3.35%, 12/1/2023 (a)	568,000	570,607
4.25%, 3/1/2021	810,000	829,837
Jabil, Inc.:
3.95%, 1/12/2028	1,374,000	1,219,810
4.70%, 9/15/2022	739,000	740,382
5.63%, 12/15/2020	82,000	84,119
Keysight Technologies, Inc.:
4.55%, 10/30/2024	346,000	352,221
4.60%, 4/6/2027	549,000	548,144
Legrand France SA 8.50%, 2/15/2025	375,000	463,039
PerkinElmer, Inc. 5.00%, 11/15/2021	711,000	733,190
Tech Data Corp.:
3.70%, 2/15/2022	655,000	641,206
4.95%, 2/15/2027	655,000	614,803
Trimble, Inc.:
4.15%, 6/15/2023	670,000	671,380
4.75%, 12/1/2024	474,000	482,342
4.90%, 6/15/2028	691,000	673,573
Tyco Electronics Group SA:
Security Description	Principal Amount	Value
3.13%, 8/15/2027	$ 1,078,000	$ 1,000,891
3.45%, 8/1/2024	327,000	318,534
3.50%, 2/3/2022	134,000	133,842
3.70%, 2/15/2026	835,000	816,580
		31,052,644
ENGINEERING & CONSTRUCTION — 0.0% (e)
Fluor Corp.:
3.50%, 12/15/2024	812,000	783,905
4.25%, 9/15/2028	1,000,000	966,950
		1,750,855
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	475,000	447,003
3.20%, 3/15/2025	768,000	742,341
3.38%, 11/15/2027	1,312,000	1,258,103
3.55%, 6/1/2022	733,000	735,617
3.95%, 5/15/2028	770,000	772,141
4.75%, 5/15/2023	748,000	782,767
5.00%, 3/1/2020	798,000	813,338
5.25%, 11/15/2021	113,000	119,262
Waste Connections, Inc. 4.25%, 12/1/2028	570,000	580,260
Waste Management Holdings, Inc. 7.10%, 8/1/2026	100,000	119,323
Waste Management, Inc.:
2.40%, 5/15/2023	2,758,000	2,646,191
2.90%, 9/15/2022	122,000	120,089
3.13%, 3/1/2025	492,000	478,012
3.15%, 11/15/2027	947,000	900,891
3.50%, 5/15/2024	156,000	155,236
4.60%, 3/1/2021	210,000	215,372
4.75%, 6/30/2020	724,000	740,304
7.00%, 7/15/2028	10,000	12,072
		11,638,322
FOOD — 1.6%
Campbell Soup Co.:
2.50%, 8/2/2022	480,000	455,563
3.30%, 3/15/2021	370,000	367,935
3.30%, 3/19/2025	544,000	502,128
3.65%, 3/15/2023	1,393,000	1,361,560
3.95%, 3/15/2025	957,000	915,983
4.15%, 3/15/2028	663,000	617,140
4.25%, 4/15/2021	865,000	877,932
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,039,000	1,014,064
3.80%, 10/22/2021	580,000	580,012
4.30%, 5/1/2024	1,145,000	1,139,092
4.60%, 11/1/2025	1,575,000	1,576,937
4.85%, 11/1/2028	1,556,000	1,529,797
7.00%, 10/1/2028	219,000	247,330

254

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Flowers Foods, Inc.:
3.50%, 10/1/2026	$ 457,000	$ 435,398
4.38%, 4/1/2022	180,000	182,003
General Mills, Inc.:
2.60%, 10/12/2022	888,000	854,052
3.15%, 12/15/2021	1,104,000	1,094,594
3.20%, 4/16/2021	640,000	636,442
3.20%, 2/10/2027 (a)	879,000	801,920
3.65%, 2/15/2024	919,000	910,839
3.70%, 10/17/2023	716,000	712,685
4.00%, 4/17/2025	683,000	673,144
4.20%, 4/17/2028 (a)	400,000	391,816
Hershey Co.:
2.30%, 8/15/2026	304,000	279,941
2.90%, 5/15/2020	795,000	794,420
3.10%, 5/15/2021	300,000	300,999
3.20%, 8/21/2025	290,000	286,157
3.38%, 5/15/2023	341,000	343,755
4.13%, 12/1/2020	80,000	81,622
Ingredion, Inc.:
3.20%, 10/1/2026	780,000	720,938
4.63%, 11/1/2020	755,000	770,749
JM Smucker Co.:
2.50%, 3/15/2020	697,000	689,905
3.00%, 3/15/2022	632,000	617,312
3.38%, 12/15/2027	640,000	595,366
3.50%, 10/15/2021	305,000	305,409
3.50%, 3/15/2025	555,000	533,094
Kellogg Co.:
2.65%, 12/1/2023	763,000	721,272
3.13%, 5/17/2022	500,000	491,785
3.25%, 5/14/2021	875,000	868,980
3.25%, 4/1/2026	834,000	782,384
3.40%, 11/15/2027	866,000	806,610
4.00%, 12/15/2020	810,000	817,873
4.30%, 5/15/2028	650,000	645,489
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	1,587,000	1,574,510
3.00%, 6/1/2026	4,693,000	4,187,705
3.38%, 6/15/2021	606,000	604,237
3.50%, 6/6/2022	1,068,000	1,058,185
3.50%, 7/15/2022	534,000	527,021
3.95%, 7/15/2025	1,322,000	1,277,264
4.00%, 6/15/2023	1,591,000	1,587,532
5.38%, 2/10/2020	996,000	1,017,812
Kroger Co.:
2.60%, 2/1/2021	405,000	397,957
2.65%, 10/15/2026	526,000	469,092
2.80%, 8/1/2022	297,000	287,900
2.95%, 11/1/2021	730,000	718,181
3.30%, 1/15/2021	596,000	593,342
3.40%, 4/15/2022	664,000	657,971
3.50%, 2/1/2026	573,000	547,238
3.70%, 8/1/2027	652,000	620,808
3.85%, 8/1/2023	412,000	413,393
Security Description	Principal Amount	Value
4.00%, 2/1/2024	$ 1,599,000	$ 1,602,710
6.15%, 1/15/2020	564,000	579,826
McCormick & Co., Inc.:
2.70%, 8/15/2022	582,000	564,121
3.15%, 8/15/2024	761,000	734,730
3.40%, 8/15/2027	605,000	573,334
Mondelez International, Inc.:
3.00%, 5/7/2020	1,400,000	1,394,568
3.63%, 5/7/2023	720,000	721,310
4.00%, 2/1/2024	321,000	322,997
4.13%, 5/7/2028 (a)	520,000	516,901
5.38%, 2/10/2020	300,000	306,435
Sysco Corp.:
2.50%, 7/15/2021	557,000	543,955
2.60%, 10/1/2020	683,000	674,483
2.60%, 6/12/2022	938,000	904,091
3.25%, 7/15/2027	611,000	571,670
3.30%, 7/15/2026	1,037,000	983,045
3.55%, 3/15/2025	730,000	716,218
3.75%, 10/1/2025	1,254,000	1,225,221
Tyson Foods, Inc.:
2.25%, 8/23/2021	1,033,000	999,923
3.55%, 6/2/2027	1,144,000	1,068,176
3.90%, 9/28/2023	1,080,000	1,078,013
3.95%, 8/15/2024	637,000	632,815
4.50%, 6/15/2022	1,571,000	1,606,834
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	42,367
		64,236,317
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	497,000	456,991
4.50%, 8/1/2024	700,000	694,421
Domtar Corp. 4.40%, 4/1/2022	1,039,000	1,042,792
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	987,000	932,419
5.25%, 5/12/2024	205,000	208,608
5.50%, 1/17/2027	683,000	686,811
Georgia-Pacific LLC 8.00%, 1/15/2024	107,000	128,471
International Paper Co.:
3.00%, 2/15/2027 (a)	1,261,000	1,153,651
3.65%, 6/15/2024 (a)	647,000	649,911
3.80%, 1/15/2026	18,000	17,740
4.75%, 2/15/2022	515,000	535,791
7.50%, 8/15/2021	619,000	684,509
		7,192,115
GAS — 0.3%
Atmos Energy Corp. 3.00%, 6/15/2027	670,000	638,276

255

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	$ 385,000	$ 386,817
4.00%, 4/1/2028	415,000	416,668
4.50%, 1/15/2021	260,000	265,080
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	827,000	816,216
3.60%, 12/15/2024	443,000	438,056
National Fuel Gas Co.:
3.75%, 3/1/2023	561,000	547,312
3.95%, 9/15/2027	515,000	473,965
4.75%, 9/1/2028	1,100,000	1,081,102
4.90%, 12/1/2021	282,000	287,183
5.20%, 7/15/2025	325,000	327,353
NiSource, Inc.:
2.65%, 11/17/2022	442,000	426,260
3.49%, 5/15/2027	678,000	648,968
3.65%, 6/15/2023 (d)	790,000	792,038
ONE Gas, Inc. 3.61%, 2/1/2024	503,000	503,035
Southern California Gas Co.:
3.15%, 9/15/2024	505,000	505,788
3.20%, 6/15/2025	384,000	376,666
Series TT, 2.60%, 6/15/2026	1,141,000	1,068,615
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	818,000	769,951
3.25%, 6/15/2026	862,000	806,263
3.50%, 9/15/2021	868,000	869,397
Southwest Gas Corp. 3.70%, 4/1/2028	635,000	630,936
		13,075,945
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	675,000	665,914
Snap-on, Inc. 3.25%, 3/1/2027	455,000	447,770
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	814,000	800,252
3.40%, 12/1/2021	390,000	390,156
4.25%, 11/15/2028 (a)	736,000	756,292
		3,060,384
HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories:
2.55%, 3/15/2022	1,790,000	1,743,997
2.80%, 9/15/2020	1,298,000	1,288,654
2.90%, 11/30/2021	2,145,000	2,124,773
2.95%, 3/15/2025	944,000	903,106
3.40%, 11/30/2023	929,000	925,080
3.75%, 11/30/2026	1,844,000	1,822,352
3.88%, 9/15/2025	679,000	682,415
Baxter International, Inc.:
1.70%, 8/15/2021	440,000	421,797
Security Description	Principal Amount	Value
2.60%, 8/15/2026	$ 978,000	$ 893,159
Becton Dickinson and Co.:
2.40%, 6/5/2020	1,422,000	1,402,334
2.89%, 6/6/2022	2,835,000	2,744,620
3.13%, 11/8/2021	1,516,000	1,492,259
3.25%, 11/12/2020	581,000	577,729
3.36%, 6/6/2024	1,458,000	1,395,933
3.70%, 6/6/2027	1,608,000	1,522,969
3.73%, 12/15/2024	2,295,000	2,219,081
Boston Scientific Corp.:
2.85%, 5/15/2020	627,000	621,827
3.38%, 5/15/2022	567,000	561,137
3.85%, 5/15/2025	525,000	516,422
4.00%, 3/1/2028	728,000	708,366
4.13%, 10/1/2023	376,000	381,644
6.00%, 1/15/2020	915,000	937,903
Covidien International Finance SA:
2.95%, 6/15/2023	218,000	213,679
3.20%, 6/15/2022	987,000	983,980
4.20%, 6/15/2020	708,000	718,415
Danaher Corp.:
2.40%, 9/15/2020	482,000	476,852
3.35%, 9/15/2025	359,000	353,705
Edwards Lifesciences Corp. 4.30%, 6/15/2028	653,000	656,703
Life Technologies Corp.:
5.00%, 1/15/2021	434,000	444,776
6.00%, 3/1/2020	694,000	713,404
Medtronic Global Holdings SCA 3.35%, 4/1/2027	1,008,000	988,798
Medtronic, Inc.:
2.50%, 3/15/2020	1,724,000	1,716,570
2.75%, 4/1/2023	365,000	357,350
3.13%, 3/15/2022	961,000	957,752
3.15%, 3/15/2022	2,199,000	2,193,744
3.50%, 3/15/2025	5,489,000	5,473,192
3.63%, 3/15/2024	989,000	998,138
4.13%, 3/15/2021	538,000	548,808
Stryker Corp.:
2.63%, 3/15/2021	830,000	818,994
3.38%, 5/15/2024	2,873,000	2,836,254
3.38%, 11/1/2025	1,235,000	1,188,502
3.50%, 3/15/2026	674,000	649,520
3.65%, 3/7/2028	525,000	507,470
4.38%, 1/15/2020	120,000	121,427
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	2,099,000	1,939,182
3.00%, 4/15/2023 (a)	1,359,000	1,321,696
3.15%, 1/15/2023	555,000	544,777
3.20%, 8/15/2027	1,220,000	1,134,344
3.30%, 2/15/2022	316,000	313,598
3.60%, 8/15/2021	752,000	754,677
3.65%, 12/15/2025	655,000	646,177
4.15%, 2/1/2024	1,210,000	1,227,932

256

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/1/2021	$ 1,086,000	$ 1,111,043
4.70%, 5/1/2020	300,000	305,214
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	2,169,000	2,143,319
3.15%, 4/1/2022	888,000	867,381
3.38%, 11/30/2021	233,000	231,483
3.55%, 4/1/2025	2,345,000	2,239,545
3.70%, 3/19/2023	590,000	581,486
		65,167,444
HEALTH CARE SERVICES — 1.7%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	250,000	257,405
Aetna, Inc.:
2.75%, 11/15/2022	831,000	796,223
2.80%, 6/15/2023	1,160,000	1,101,594
3.50%, 11/15/2024	622,000	600,603
4.13%, 6/1/2021	664,000	673,256
Anthem, Inc.:
2.50%, 11/21/2020	1,099,000	1,083,669
2.95%, 12/1/2022	754,000	735,595
3.13%, 5/15/2022	1,171,000	1,154,489
3.30%, 1/15/2023	823,000	809,783
3.35%, 12/1/2024	736,000	714,347
3.50%, 8/15/2024	806,000	790,178
3.65%, 12/1/2027	1,530,000	1,460,492
3.70%, 8/15/2021	620,000	624,018
4.10%, 3/1/2028 (a)	1,302,000	1,278,955
4.35%, 8/15/2020	826,000	840,546
Catholic Health Initiatives 2.95%, 11/1/2022	358,000	347,267
Cigna Corp.:
3.20%, 9/17/2020 (d)	3,530,000	3,516,586
3.40%, 9/17/2021 (d)	1,549,000	1,545,840
3.75%, 7/15/2023 (d)	2,686,000	2,679,419
4.13%, 11/15/2025 (d)	2,445,000	2,439,792
4.38%, 10/15/2028 (d)	1,500,000	1,507,095
Cigna Holding Co.:
3.05%, 10/15/2027	1,773,000	1,615,487
3.25%, 4/15/2025	1,079,000	1,026,636
4.00%, 2/15/2022	885,000	894,638
4.50%, 3/15/2021	275,000	279,843
5.13%, 6/15/2020	1,030,000	1,053,896
Coventry Health Care, Inc. 5.45%, 6/15/2021	1,007,000	1,042,738
Dignity Health 3.13%, 11/1/2022	493,000	487,814
Humana, Inc.:
2.50%, 12/15/2020	769,000	758,718
2.90%, 12/15/2022	936,000	906,497
3.15%, 12/1/2022	96,000	94,439
3.85%, 10/1/2024	902,000	893,945
3.95%, 3/15/2027	775,000	755,439
Kaiser Foundation Hospitals:
Security Description	Principal Amount	Value
3.15%, 5/1/2027	$ 1,071,000	$ 1,029,756
3.50%, 4/1/2022	820,000	833,366
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	203,000	201,191
3.20%, 2/1/2022	793,000	786,608
3.25%, 9/1/2024	1,432,000	1,371,455
3.60%, 2/1/2025	614,000	589,931
3.60%, 9/1/2027	592,000	557,723
3.75%, 8/23/2022	985,000	990,063
4.00%, 11/1/2023	325,000	327,493
4.63%, 11/15/2020	534,000	545,764
Mercy Health Series 2018, 4.30%, 7/1/2028	175,000	178,339
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	390,000	363,332
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	325,000	322,533
3.45%, 6/1/2026	1,316,000	1,259,504
3.50%, 3/30/2025	706,000	685,194
4.25%, 4/1/2024	21,000	21,306
4.70%, 4/1/2021	249,000	256,246
4.75%, 1/30/2020	262,000	265,571
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	895,000	903,834
Series A, 3.82%, 6/1/2027	523,000	518,455
Toledo Hospital Series B, 5.33%, 11/15/2028	1,000,000	1,003,680
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	744,000	730,593
2.13%, 3/15/2021	945,000	925,401
2.38%, 10/15/2022	875,000	847,875
2.70%, 7/15/2020	876,000	872,715
2.75%, 2/15/2023	742,000	727,219
2.88%, 12/15/2021	634,000	630,557
2.88%, 3/15/2022	920,000	912,447
2.88%, 3/15/2023	1,136,000	1,116,858
2.95%, 10/15/2027	811,000	769,258
3.10%, 3/15/2026	2,908,000	2,808,895
3.15%, 6/15/2021	1,890,000	1,891,909
3.35%, 7/15/2022	589,000	591,727
3.38%, 11/15/2021	969,000	976,035
3.38%, 4/15/2027	545,000	534,372
3.45%, 1/15/2027	523,000	516,442
3.50%, 6/15/2023	719,000	724,285
3.50%, 2/15/2024	340,000	342,604
3.70%, 12/15/2025	340,000	344,825
3.75%, 7/15/2025	2,017,000	2,038,320
3.85%, 6/15/2028	687,000	696,625
3.88%, 10/15/2020	240,000	242,933
3.88%, 12/15/2028	425,000	430,895
4.70%, 2/15/2021	275,000	283,005
		67,734,381

257

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	$ 401,000	$ 390,775
4.00%, 2/15/2020	1,084,000	1,086,016
4.38%, 9/15/2022	200,000	201,542
4.75%, 2/15/2023	221,000	223,906
5.75%, 8/15/2023	115,000	120,927
NVR, Inc. 3.95%, 9/15/2022	906,000	889,411
		2,912,577
HOME FURNISHINGS — 0.0% (e)
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	98,848
3.50%, 11/15/2027	367,000	343,189
3.80%, 11/15/2024	57,000	56,441
Whirlpool Corp.:
3.70%, 5/1/2025	1,071,000	1,023,394
4.00%, 3/1/2024	310,000	307,092
Series MTN, 4.85%, 6/15/2021	88,000	90,410
		1,919,374
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	1,000,000	1,012,870
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	525,000	506,893
2.88%, 10/1/2022	365,000	357,065
3.15%, 8/1/2027	475,000	443,963
Clorox Co.:
3.05%, 9/15/2022	614,000	606,577
3.10%, 10/1/2027	648,000	611,407
3.50%, 12/15/2024	125,000	124,469
3.80%, 11/15/2021	226,000	229,474
3.90%, 5/15/2028	920,000	922,861
Kimberly-Clark Corp.:
2.40%, 3/1/2022	27,000	26,253
2.75%, 2/15/2026	550,000	523,446
3.05%, 8/15/2025	490,000	478,480
3.95%, 11/1/2028	605,000	622,230
		6,465,988
HOUSEWARES — 0.2%
Newell Brands, Inc.:
3.85%, 4/1/2023	2,248,000	2,218,686
4.00%, 12/1/2024	425,000	415,582
4.20%, 4/1/2026	3,226,000	3,136,349
4.70%, 8/15/2020	3,000	3,053
Tupperware Brands Corp. 4.75%, 6/1/2021	464,000	473,354
		6,247,024
Security Description	Principal Amount	Value
INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	$ 220,000	$ 229,464
Aflac, Inc.:
3.25%, 3/17/2025	300,000	292,020
3.63%, 6/15/2023	472,000	473,982
3.63%, 11/15/2024	1,668,000	1,664,714
4.00%, 2/15/2022	69,000	70,349
Alleghany Corp.:
4.95%, 6/27/2022	857,000	895,839
5.63%, 9/15/2020	15,000	15,516
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	191,000	185,310
Allstate Corp.:
3.15%, 6/15/2023	652,000	650,996
3.28%, 12/15/2026 (a)	617,000	601,026
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	339,202
Alterra Finance LLC 6.25%, 9/30/2020	35,000	36,467
American Financial Group, Inc. 3.50%, 8/15/2026	940,000	881,100
American International Group, Inc.:
3.30%, 3/1/2021	1,478,000	1,472,650
3.38%, 8/15/2020	617,000	617,216
3.75%, 7/10/2025	1,435,000	1,374,185
3.90%, 4/1/2026	1,794,000	1,723,245
4.13%, 2/15/2024	1,878,000	1,885,249
4.20%, 4/1/2028	740,000	712,191
4.88%, 6/1/2022	1,776,000	1,840,806
6.40%, 12/15/2020	676,000	713,363
Aon Corp.:
4.50%, 12/15/2028	500,000	506,045
5.00%, 9/30/2020	480,000	493,728
8.21%, 1/1/2027	260,000	308,074
Aon PLC:
2.80%, 3/15/2021	377,000	371,982
3.50%, 6/14/2024	1,007,000	985,762
3.88%, 12/15/2025	451,000	444,767
4.00%, 11/27/2023	562,000	567,997
Arch Capital Finance LLC 4.01%, 12/15/2026	490,000	490,897
Assurant, Inc.:
4.00%, 3/15/2023	690,000	691,663
4.20%, 9/27/2023	805,000	805,056
4.90%, 3/27/2028	2,240,000	2,234,333
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	404,000	420,722
Athene Holding, Ltd. 4.13%, 1/12/2028	777,000	705,438
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023 (d)	1,021,000	1,006,665

258

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/20/2028 (d)	$ 1,566,000	$ 1,481,342
AXIS Specialty Finance LLC 5.88%, 6/1/2020	78,000	80,361
AXIS Specialty Finance PLC 4.00%, 12/6/2027	546,000	523,903
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	354,000	354,871
3.00%, 5/15/2022	783,000	780,698
4.25%, 1/15/2021	769,000	792,816
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,176,000	1,159,818
2.75%, 3/15/2023	2,157,000	2,116,858
3.00%, 2/11/2023	267,000	265,310
3.13%, 3/15/2026	2,070,000	2,006,554
3.40%, 1/31/2022	1,364,000	1,378,636
3.75%, 8/15/2021	174,000	177,294
Brighthouse Financial, Inc. 3.70%, 6/22/2027	1,468,000	1,240,181
Brown & Brown, Inc. 4.20%, 9/15/2024	557,000	552,934
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	817,000	804,974
2.70%, 3/13/2023	3,002,000	2,921,486
2.88%, 11/3/2022	936,000	928,596
3.15%, 3/15/2025	1,075,000	1,047,544
3.35%, 5/15/2024	738,000	733,188
3.35%, 5/3/2026	1,647,000	1,610,931
Cincinnati Financial Corp. 6.92%, 5/15/2028	1,010,000	1,211,465
CNA Financial Corp.:
3.45%, 8/15/2027	250,000	232,527
3.95%, 5/15/2024	1,670,000	1,647,338
4.50%, 3/1/2026	1,328,000	1,326,818
5.75%, 8/15/2021	100,000	105,526
5.88%, 8/15/2020	530,000	549,631
Enstar Group, Ltd. 4.50%, 3/10/2022	543,000	546,540
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (d)	640,000	612,672
Fidelity National Financial, Inc.:
4.50%, 8/15/2028 (d)	850,000	849,158
5.50%, 9/1/2022	460,000	485,236
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	344,000	340,491
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	655,000	687,036
5.50%, 3/30/2020	498,000	510,679
Kemper Corp. 4.35%, 2/15/2025	1,250,000	1,234,750
Lincoln National Corp.:
3.35%, 3/9/2025	524,000	508,689
3.63%, 12/12/2026	847,000	816,415
3.80%, 3/1/2028 (a)	155,000	149,321
4.00%, 9/1/2023	552,000	560,120
Security Description	Principal Amount	Value
4.20%, 3/15/2022	$ 50,000	$ 50,957
4.85%, 6/24/2021	185,000	190,813
6.25%, 2/15/2020	5,000	5,155
Loews Corp.:
2.63%, 5/15/2023	779,000	751,112
3.75%, 4/1/2026	1,090,000	1,077,040
Manulife Financial Corp.:
4.15%, 3/4/2026	778,000	785,337
4.90%, 9/17/2020	56,000	57,441
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (b)	906,000	853,470
Markel Corp.:
3.50%, 11/1/2027	1,022,000	962,254
4.90%, 7/1/2022	30,000	30,886
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	464,000	459,170
2.75%, 1/30/2022	606,000	593,407
3.30%, 3/14/2023	466,000	459,546
3.50%, 6/3/2024	1,170,000	1,152,778
3.50%, 3/10/2025	487,000	476,198
3.75%, 3/14/2026	636,000	628,273
4.80%, 7/15/2021	809,000	833,238
Mercury General Corp. 4.40%, 3/15/2027	904,000	873,255
MetLife, Inc.:
3.00%, 3/1/2025	396,000	379,451
3.60%, 4/10/2024	912,000	916,350
3.60%, 11/13/2025 (a)	327,000	322,922
4.75%, 2/8/2021	586,000	603,381
3.05%, 12/15/2022	519,000	512,113
Series D, 4.37%, 9/15/2023	738,000	766,081
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	482,076
4.88%, 10/1/2024	725,000	753,202
PartnerRe Finance B LLC 5.50%, 6/1/2020	254,000	261,125
Primerica, Inc. 4.75%, 7/15/2022	1,772,000	1,815,361
Principal Financial Group, Inc.:
3.10%, 11/15/2026	523,000	488,613
3.30%, 9/15/2022	180,000	178,205
3.40%, 5/15/2025	380,000	371,100
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (b)	150,000	144,569
Progressive Corp.:
2.45%, 1/15/2027	258,000	236,163
3.75%, 8/23/2021	597,000	604,636
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	4,000,000	3,681,480

259

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	$ 966,000	$ 900,573
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	671,000	629,264
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	904,000	888,876
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b)	967,000	971,835
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b)	742,000	631,368
Series MTN, 3.50%, 5/15/2024	306,000	307,089
Series MTN, 3.88%, 3/27/2028	770,000	774,889
Series MTN, 4.50%, 11/15/2020	452,000	462,057
Series MTN, 4.50%, 11/16/2021	320,000	330,230
Series MTN, 5.38%, 6/21/2020	553,000	569,490
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	579,000	566,360
5.00%, 6/1/2021	405,000	419,398
Series MTN, 4.70%, 9/15/2023	27,000	28,040
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	487,000	463,751
3.70%, 4/1/2025	50,000	49,029
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	52,028
Swiss Re America Holding Corp. 7.00%, 2/15/2026	304,000	359,486
Torchmark Corp.:
3.80%, 9/15/2022	75,000	75,434
4.55%, 9/15/2028	572,000	581,043
Travelers Cos., Inc. 3.90%, 11/1/2020	348,000	352,945
Trinity Acquisition PLC:
3.50%, 9/15/2021	547,000	542,564
4.40%, 3/15/2026	2,866,000	2,855,826
Unum Group:
3.00%, 5/15/2021	430,000	423,907
4.00%, 3/15/2024	152,000	150,656
5.63%, 9/15/2020	226,000	233,876
Voya Financial, Inc.:
3.13%, 7/15/2024	606,000	570,985
3.65%, 6/15/2026	679,000	642,286
Willis North America, Inc.:
3.60%, 5/15/2024	376,000	366,183
4.50%, 9/15/2028	472,000	460,899
Security Description	Principal Amount	Value
Willis Towers Watson PLC 5.75%, 3/15/2021	$ 287,000	$ 300,156
WR Berkley Corp.:
4.63%, 3/15/2022	135,000	138,591
5.38%, 9/15/2020	15,000	15,447
XLIT, Ltd.:
4.45%, 3/31/2025	450,000	447,403
6.25%, 5/15/2027	324,000	368,401
		99,728,249
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	1,680,000	1,622,762
3.13%, 11/28/2021	2,904,000	2,880,274
3.40%, 12/6/2027	1,902,000	1,760,776
3.60%, 11/28/2024 (a)	1,579,000	1,549,552
Alphabet, Inc.:
2.00%, 8/15/2026	2,105,000	1,912,624
3.38%, 2/25/2024	905,000	917,779
3.63%, 5/19/2021	920,000	938,501
Amazon.com, Inc.:
1.90%, 8/21/2020	1,380,000	1,359,659
2.40%, 2/22/2023	1,172,000	1,134,238
2.50%, 11/29/2022	1,057,000	1,032,034
2.80%, 8/22/2024	2,643,000	2,568,732
3.15%, 8/22/2027	3,678,000	3,548,277
3.30%, 12/5/2021 (a)	1,082,000	1,095,016
3.80%, 12/5/2024	1,565,000	1,602,184
5.20%, 12/3/2025	789,000	866,141
Baidu, Inc.:
2.88%, 7/6/2022	650,000	632,736
3.00%, 6/30/2020	430,000	428,117
3.50%, 11/28/2022	357,000	353,969
3.63%, 7/6/2027	945,000	882,866
3.88%, 9/29/2023	1,050,000	1,046,409
4.13%, 6/30/2025	370,000	365,460
4.38%, 5/14/2024	1,400,000	1,412,026
4.38%, 3/29/2028	690,000	678,346
4.88%, 11/14/2028	1,265,000	1,291,021
Booking Holdings, Inc.:
2.75%, 3/15/2023	536,000	517,015
3.55%, 3/15/2028	984,000	925,777
3.60%, 6/1/2026	1,118,000	1,082,470
3.65%, 3/15/2025	488,000	476,454
eBay, Inc.:
2.15%, 6/5/2020	638,000	629,253
2.60%, 7/15/2022	1,812,000	1,749,667
2.75%, 1/30/2023	723,000	695,475
2.88%, 8/1/2021	843,000	832,260
3.25%, 10/15/2020	467,000	466,752
3.45%, 8/1/2024	707,000	677,370
3.60%, 6/5/2027	670,000	625,988
3.80%, 3/9/2022	505,000	507,737
Expedia Group, Inc.:
4.50%, 8/15/2024	433,000	433,585
5.00%, 2/15/2026	1,644,000	1,656,544

260

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 8/15/2020	$ 483,000	$ 499,383
3.80%, 2/15/2028	464,000	421,173
JD.com, Inc.:
3.13%, 4/29/2021	920,000	891,747
3.88%, 4/29/2026	452,000	405,959
		45,374,108
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	80,000	77,712
Ares Capital Corp.:
3.50%, 2/10/2023	436,000	412,988
3.63%, 1/19/2022	1,273,000	1,237,229
3.88%, 1/15/2020	511,000	511,807
4.25%, 3/1/2025	1,425,000	1,350,230
FS KKR Capital Corp. 4.25%, 1/15/2020	303,000	303,082
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	1,436,000	1,436,201
		5,329,249
IRON/STEEL — 0.2%
ArcelorMittal:
5.13%, 6/1/2020	74,000	75,204
5.25%, 8/5/2020	872,000	881,592
5.50%, 3/1/2021	467,000	482,262
6.13%, 6/1/2025	505,000	528,523
6.25%, 2/25/2022	790,000	834,777
Nucor Corp.:
3.95%, 5/1/2028	715,000	707,714
4.00%, 8/1/2023	1,405,000	1,421,902
4.13%, 9/15/2022	572,000	588,851
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	768,000	772,477
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	1,106,000	1,126,273
6.25%, 8/10/2026	2,017,000	2,184,411
		9,603,986
IT SERVICES — 0.1%
HP, Inc. 4.65%, 12/9/2021	226,000	233,745
IBM Credit LLC:
3.45%, 11/30/2020	1,750,000	1,758,768
3.60%, 11/30/2021	850,000	856,817
		2,849,330
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	100,000	101,521
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	1,051,000	1,002,013
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	318,000	312,022
3.70%, 3/15/2028	352,000	324,829
5.25%, 11/15/2022	818,000	858,589
Security Description	Principal Amount	Value
7.50%, 10/15/2027	$ 544,000	$ 636,654
		3,235,628
LODGING — 0.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	1,000,000	1,035,290
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	122,439
4.38%, 9/15/2028	190,000	184,644
4.85%, 3/15/2026	1,021,000	1,037,755
Marriott International, Inc.:
2.30%, 1/15/2022	226,000	216,646
2.88%, 3/1/2021	210,000	206,988
3.25%, 9/15/2022	2,950,000	2,923,361
3.38%, 10/15/2020	742,000	736,947
3.75%, 3/15/2025	580,000	557,954
3.75%, 10/1/2025	50,000	48,274
Series AA, 4.65%, 12/1/2028	825,000	820,735
Series N, 3.13%, 10/15/2021	435,000	429,928
Series R, 3.13%, 6/15/2026	346,000	314,265
Series X, 4.00%, 4/15/2028 (a)	522,000	499,716
Series Z, 4.15%, 12/1/2023	875,000	876,269
Sands China, Ltd.:
4.60%, 8/8/2023 (d)	1,115,000	1,109,258
5.13%, 8/8/2025 (d)	870,000	861,056
5.40%, 8/8/2028 (d)	1,110,000	1,072,648
		13,054,173
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	320,000	318,771
2.88%, 5/8/2022	1,485,000	1,461,656
3.38%, 4/3/2023	448,000	447,758
3.80%, 4/3/2028	410,000	413,756
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	1,052,000	1,012,234
1.93%, 10/1/2021	362,000	350,416
2.40%, 8/9/2026	270,000	247,606
Series GMTN, 1.85%, 9/4/2020	521,000	510,408
Series MTN, 2.00%, 3/5/2020	252,000	248,991
Series MTN, 2.10%, 1/10/2020	470,000	465,375
Series MTN, 2.40%, 6/6/2022	977,000	951,774
Series MTN, 2.55%, 11/29/2022	1,147,000	1,113,657
Series MTN, 2.63%, 3/1/2023	515,000	499,874
Series MTN, 2.85%, 6/1/2022	281,000	277,527
Series MTN, 2.90%, 3/15/2021	387,000	385,286
Series MTN, 2.95%, 5/15/2020	625,000	624,500
Series MTN, 3.15%, 9/7/2021	1,294,000	1,297,326

261

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.25%, 12/1/2024	$ 924,000	$ 915,167
Series MTN, 3.30%, 6/9/2024	385,000	383,279
Series MTN, 3.35%, 12/7/2020	1,500,000	1,506,870
Series MTN, 3.45%, 5/15/2023	850,000	853,544
Series MTN, 3.65%, 12/7/2023	1,900,000	1,925,384
Series MTN, 3.75%, 11/24/2023	413,000	419,909
Caterpillar, Inc.:
2.60%, 6/26/2022	434,000	424,322
3.40%, 5/15/2024	1,089,000	1,092,572
3.90%, 5/27/2021	578,000	588,433
Oshkosh Corp. 4.60%, 5/15/2028	2,387,000	2,371,317
		21,107,712
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	491,000	488,098
4.20%, 1/15/2024	950,000	940,348
4.38%, 11/6/2020	452,000	454,504
4.38%, 4/5/2022	938,000	943,084
4.88%, 4/1/2021	649,000	654,367
CNH Industrial NV:
4.50%, 8/15/2023	597,000	600,934
Series MTN, 3.85%, 11/15/2027	354,000	325,914
Cummins, Inc. 3.65%, 10/1/2023	280,000	285,104
Deere & Co. 2.60%, 6/8/2022	792,000	775,859
Dover Corp.:
3.15%, 11/15/2025	680,000	653,106
4.30%, 3/1/2021	439,000	447,978
Flowserve Corp.:
3.50%, 9/15/2022	401,000	396,172
4.00%, 11/15/2023	53,000	52,680
IDEX Corp. 4.20%, 12/15/2021	44,000	44,605
John Deere Capital Corp.:
1.70%, 1/15/2020	199,000	196,811
2.55%, 1/8/2021	400,000	396,140
2.80%, 1/27/2023	726,000	710,231
3.65%, 10/12/2023	1,100,000	1,112,969
Series 0014, 2.45%, 9/11/2020	150,000	148,248
Series DMTN, 2.35%, 1/8/2021	872,000	860,934
Series GMTN, 3.45%, 6/7/2023	395,000	396,825
Series MTN, 1.95%, 6/22/2020	517,000	509,695
Security Description	Principal Amount	Value
Series MTN, 2.05%, 3/10/2020	$ 275,000	$ 272,261
Series MTN, 2.15%, 9/8/2022	783,000	751,398
Series MTN, 2.20%, 3/13/2020	683,000	677,645
Series MTN, 2.38%, 7/14/2020	436,000	431,666
Series MTN, 2.65%, 1/6/2022	726,000	713,854
Series MTN, 2.65%, 6/24/2024	993,000	953,012
Series MTN, 2.65%, 6/10/2026	370,000	347,426
Series MTN, 2.70%, 1/6/2023	462,000	450,667
Series MTN, 2.75%, 3/15/2022	534,000	525,659
Series MTN, 2.80%, 3/4/2021	321,000	319,385
Series MTN, 2.80%, 3/6/2023	2,029,000	1,983,490
Series MTN, 2.80%, 9/8/2027 (a)	555,000	520,917
Series MTN, 2.88%, 3/12/2021	550,000	547,960
Series MTN, 3.05%, 1/6/2028	565,000	538,564
Series MTN, 3.13%, 9/10/2021	190,000	190,120
Series MTN, 3.15%, 10/15/2021	502,000	502,532
Series MTN, 3.35%, 6/12/2024	590,000	588,218
Series MTN, 3.40%, 9/11/2025	375,000	371,303
Series MTN, 3.45%, 3/13/2025	1,282,000	1,278,898
Series MTN, 3.90%, 7/12/2021	70,000	71,396
Nvent Finance Sarl:
3.95%, 4/15/2023	1,125,000	1,117,980
4.55%, 4/15/2028	769,000	755,050
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	318,049
2.88%, 3/1/2025	25,000	24,002
Roper Technologies, Inc.:
2.80%, 12/15/2021	474,000	465,477
3.00%, 12/15/2020	536,000	532,398
3.13%, 11/15/2022	547,000	537,701
3.65%, 9/15/2023	835,000	834,574
3.80%, 12/15/2026	737,000	715,656
3.85%, 12/15/2025	1,075,000	1,077,688
4.20%, 9/15/2028	1,210,000	1,203,781
Wabtec Corp.:
3.45%, 11/15/2026	1,285,000	1,147,209
4.15%, 3/15/2024	1,046,000	1,008,219
4.70%, 9/15/2028	2,700,000	2,538,540
Xylem, Inc.:
3.25%, 11/1/2026	964,000	916,147
4.88%, 10/1/2021	573,000	590,832
		37,214,280

262

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 2.8%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	$ 521,000	$ 515,649
3.38%, 11/15/2026	2,643,000	2,606,976
3.70%, 9/15/2024	323,000	326,876
3.70%, 10/15/2025	650,000	652,840
4.00%, 10/1/2023	375,000	384,608
4.50%, 2/15/2021	928,000	951,952
5.65%, 8/15/2020	47,000	48,852
CBS Corp.:
2.50%, 2/15/2023	3,591,000	3,380,388
2.90%, 6/1/2023	490,000	466,803
2.90%, 1/15/2027	1,047,000	925,579
3.38%, 3/1/2022	804,000	798,517
3.38%, 2/15/2028	640,000	578,093
3.50%, 1/15/2025	1,145,000	1,085,048
3.70%, 8/15/2024	2,143,000	2,086,725
3.70%, 6/1/2028	1,070,000	994,768
4.00%, 1/15/2026	593,000	572,636
4.30%, 2/15/2021	102,000	103,655
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	2,823,000	2,819,443
3.75%, 2/15/2028	306,000	276,645
4.20%, 3/15/2028	751,000	700,660
4.46%, 7/23/2022	3,939,000	3,976,933
4.91%, 7/23/2025	5,540,000	5,499,059
4.50%, 2/1/2024	1,225,000	1,219,867
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,007,000	1,224,774
Comcast Corp.:
1.63%, 1/15/2022	616,000	589,266
2.35%, 1/15/2027	1,013,000	905,896
2.75%, 3/1/2023	1,262,000	1,228,292
2.85%, 1/15/2023	1,449,000	1,419,542
3.00%, 2/1/2024	996,000	969,825
3.13%, 7/15/2022	1,257,000	1,251,406
3.15%, 3/1/2026	1,162,000	1,109,385
3.15%, 2/15/2028	2,149,000	2,016,557
3.30%, 10/1/2020	1,750,000	1,757,840
3.30%, 2/1/2027	2,219,000	2,124,249
3.38%, 2/15/2025	680,000	665,516
3.38%, 8/15/2025	1,225,000	1,193,640
3.45%, 10/1/2021	1,250,000	1,262,725
3.55%, 5/1/2028	850,000	820,615
3.60%, 3/1/2024	1,556,000	1,557,727
3.70%, 4/15/2024	1,920,000	1,931,347
3.95%, 10/15/2025	6,162,000	6,230,152
4.15%, 10/15/2028	2,095,000	2,126,467
5.15%, 3/1/2020	2,317,000	2,372,075
Discovery Communications LLC:
2.80%, 6/15/2020 (d)	701,000	695,806
Security Description	Principal Amount	Value
2.95%, 3/20/2023	$ 1,810,000	$ 1,732,098
3.25%, 4/1/2023	822,000	791,052
3.30%, 5/15/2022	562,000	551,013
3.45%, 3/15/2025	798,000	745,492
3.50%, 6/15/2022 (d)	83,000	81,906
3.80%, 3/13/2024	406,000	396,703
3.90%, 11/15/2024 (d)	749,000	730,058
3.95%, 6/15/2025 (d)	972,000	939,749
3.95%, 3/20/2028	200,000	185,370
4.38%, 6/15/2021	355,000	361,049
4.90%, 3/11/2026 (a)	914,000	917,821
5.05%, 6/1/2020	491,000	501,144
Grupo Televisa SAB 6.63%, 3/18/2025	290,000	318,426
NBCUniversal Media LLC:
2.88%, 1/15/2023	1,177,000	1,154,425
4.38%, 4/1/2021	2,321,000	2,383,597
5.15%, 4/30/2020	4,409,000	4,525,309
TCI Communications, Inc.:
7.13%, 2/15/2028	1,059,000	1,294,003
7.88%, 2/15/2026	70,000	85,586
Thomson Reuters Corp.:
3.35%, 5/15/2026	490,000	460,350
4.30%, 11/23/2023	867,000	893,487
Time Warner Cable LLC:
4.00%, 9/1/2021	1,606,000	1,594,196
4.13%, 2/15/2021	706,000	710,681
5.00%, 2/1/2020	1,750,000	1,775,445
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,877,000	2,140,568
Viacom, Inc.:
3.88%, 12/15/2021	979,000	984,619
3.88%, 4/1/2024	621,000	608,915
4.25%, 9/1/2023 (a)	1,043,000	1,039,433
4.50%, 3/1/2021	494,000	504,774
Walt Disney Co.:
2.30%, 2/12/2021	169,000	166,838
2.75%, 8/16/2021	766,000	761,006
3.00%, 2/13/2026	825,000	796,867
Series GMTN, 2.15%, 9/17/2020	458,000	452,651
Series GMTN, 3.15%, 9/17/2025 (a)	1,219,000	1,190,256
Series MTN, 1.80%, 6/5/2020	918,000	904,028
Series MTN, 1.85%, 7/30/2026	1,057,000	939,144
Series MTN, 1.95%, 3/4/2020	513,000	508,085
Series MTN, 2.35%, 12/1/2022	1,031,000	1,000,555
Series MTN, 2.45%, 3/4/2022	966,000	949,124
Series MTN, 2.55%, 2/15/2022	607,000	597,913
Series MTN, 2.95%, 6/15/2027 (a)	1,300,000	1,242,787
Series MTN, 3.75%, 6/1/2021	443,000	450,611

263

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Warner Media LLC:
2.95%, 7/15/2026	$ 1,218,000	$ 1,085,116
3.40%, 6/15/2022	1,659,000	1,637,715
3.55%, 6/1/2024	1,031,000	998,369
3.60%, 7/15/2025	1,747,000	1,657,414
3.80%, 2/15/2027	1,133,000	1,064,374
3.88%, 1/15/2026	1,648,000	1,574,582
4.00%, 1/15/2022	799,000	806,527
4.05%, 12/15/2023	10,000	10,024
4.70%, 1/15/2021	832,000	852,284
4.75%, 3/29/2021	1,495,000	1,533,033
		114,012,246
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	471,000	466,106
2.50%, 1/15/2023	1,383,000	1,341,814
3.25%, 6/15/2025	916,000	895,079
Timken Co. 3.88%, 9/1/2024	2,520,000	2,493,465
		5,196,464
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	670,000	679,112
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	1,623,000	1,609,221
3.25%, 11/21/2021	550,000	552,827
6.42%, 3/1/2026	55,000	63,770
Goldcorp, Inc.:
3.63%, 6/9/2021	636,000	634,944
3.70%, 3/15/2023	747,000	739,971
Kinross Gold Corp.:
4.50%, 7/15/2027	411,000	352,901
5.13%, 9/1/2021	150,000	150,978
5.95%, 3/15/2024	816,000	818,309
Newmont Mining Corp. 3.50%, 3/15/2022	464,000	459,337
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	1,628,000	1,631,663
Southern Copper Corp.:
3.50%, 11/8/2022	1,849,000	1,804,143
3.88%, 4/23/2025	168,000	162,095
5.38%, 4/16/2020	370,000	378,377
Yamana Gold, Inc. 4.63%, 12/15/2027	987,000	912,462
		10,950,110
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
2.88%, 10/15/2027	607,000	582,283
Series MTN, 1.63%, 9/19/2021	462,000	445,973
Series MTN, 2.00%, 8/7/2020	91,000	89,891
Security Description	Principal Amount	Value
Series MTN, 2.00%, 6/26/2022	$ 906,000	$ 875,323
Series MTN, 2.25%, 3/15/2023	642,000	621,456
Series MTN, 2.25%, 9/19/2026	550,000	508,492
Series MTN, 3.00%, 9/14/2021 (a)	560,000	563,746
Series MTN, 3.00%, 8/7/2025	186,000	181,763
Series MTN, 3.25%, 2/14/2024 (a)	1,500,000	1,508,760
Series MTN, 3.63%, 9/14/2028 (a)	883,000	897,693
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,054,000	1,008,235
3.75%, 11/15/2022	50,000	49,338
3.75%, 12/1/2027	472,000	443,892
Crane Co. 4.45%, 12/15/2023	39,000	40,126
Eaton Corp.:
2.75%, 11/2/2022	1,544,000	1,503,733
3.10%, 9/15/2027	707,000	667,047
General Electric Co.:
2.70%, 10/9/2022	2,799,000	2,599,039
3.38%, 3/11/2024	751,000	694,855
5.30%, 2/11/2021 (a)	1,564,000	1,566,940
Series GMTN, 2.20%, 1/9/2020	1,060,000	1,045,245
Series GMTN, 3.10%, 1/9/2023	1,070,000	997,176
Series GMTN, 3.15%, 9/7/2022	4,027,000	3,805,757
Series GMTN, 3.45%, 5/15/2024	1,343,000	1,232,646
Series GMTN, 4.63%, 1/7/2021	953,000	955,916
Series GMTN, 5.50%, 1/8/2020	1,349,000	1,365,255
Series MTN, 4.38%, 9/16/2020	1,168,000	1,166,587
Series MTN, 4.65%, 10/17/2021	1,162,000	1,165,858
Series MTN, 5.55%, 5/4/2020	704,000	715,208
Hexcel Corp.:
3.95%, 2/15/2027	175,000	170,051
4.70%, 8/15/2025	553,000	566,626
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,825,000	1,697,706
3.38%, 9/15/2021	347,000	349,967
3.50%, 3/1/2024	463,000	469,755
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	1,054,000	1,042,090
3.75%, 8/21/2028	715,000	700,521
4.25%, 6/15/2023	257,000	262,921
Ingersoll-Rand Luxembourg Finance SA:

264

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 5/1/2020	$ 219,000	$ 216,803
3.55%, 11/1/2024	468,000	463,545
Pall Corp. 5.00%, 6/15/2020	11,000	11,315
Parker-Hannifin Corp.:
3.25%, 3/1/2027	980,000	938,850
Series MTN, 3.30%, 11/21/2024	495,000	487,248
Series MTN, 3.50%, 9/15/2022	540,000	541,382
Textron, Inc.:
3.65%, 3/15/2027	509,000	482,222
3.88%, 3/1/2025	541,000	528,086
4.00%, 3/15/2026	491,000	478,288
4.30%, 3/1/2024	569,000	578,058
		37,283,667
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 4.07%, 3/17/2022	158,000	145,046
OIL & GAS — 4.2%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	500,000	476,020
4.85%, 3/15/2021	640,000	653,587
5.55%, 3/15/2026 (a)	743,000	778,278
Apache Corp.:
2.63%, 1/15/2023	3,661,000	3,452,726
3.25%, 4/15/2022	1,104,000	1,078,796
3.63%, 2/1/2021	383,000	382,483
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	1,042,000	1,011,574
2.52%, 9/19/2022	1,069,000	1,031,040
2.75%, 5/10/2023	1,076,000	1,045,818
3.02%, 1/16/2027	2,875,000	2,698,762
3.12%, 5/4/2026	1,183,000	1,124,986
3.22%, 11/28/2023	1,322,000	1,304,457
3.22%, 4/14/2024	945,000	922,972
3.25%, 5/6/2022	1,705,000	1,694,088
3.59%, 4/14/2027	800,000	774,616
3.79%, 2/6/2024	930,000	941,792
3.80%, 9/21/2025	935,000	938,459
3.94%, 9/21/2028	875,000	876,172
4.23%, 11/6/2028	1,500,000	1,535,535
4.50%, 10/1/2020	1,638,000	1,673,528
4.74%, 3/11/2021	1,738,000	1,792,087
BP Capital Markets PLC:
2.32%, 2/13/2020	1,556,000	1,543,583
2.50%, 11/6/2022	1,182,000	1,143,951
2.52%, 1/15/2020	1,191,000	1,183,247
2.75%, 5/10/2023	100,000	97,043
3.06%, 3/17/2022	1,275,000	1,263,614
3.25%, 5/6/2022 (a)	700,000	696,080
3.28%, 9/19/2027	758,000	720,676
3.51%, 3/17/2025	1,477,000	1,448,376
Security Description	Principal Amount	Value
3.54%, 11/4/2024	$ 1,103,000	$ 1,094,584
3.56%, 11/1/2021	1,004,000	1,011,179
3.72%, 11/28/2028	600,000	589,230
3.81%, 2/10/2024	1,711,000	1,728,743
3.99%, 9/26/2023	385,000	393,659
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	963,000	920,821
3.45%, 11/15/2021	604,000	597,495
3.80%, 4/15/2024	1,048,000	1,026,862
3.85%, 6/1/2027 (a)	1,484,000	1,404,027
3.90%, 2/1/2025	579,000	561,647
Cenovus Energy, Inc.:
3.00%, 8/15/2022	503,000	476,799
3.80%, 9/15/2023	500,000	481,425
4.25%, 4/15/2027 (a)	1,701,000	1,548,914
Chevron Corp.:
1.96%, 3/3/2020	2,221,000	2,198,412
1.99%, 3/3/2020	375,000	371,363
2.10%, 5/16/2021	1,078,000	1,056,860
2.36%, 12/5/2022	2,296,000	2,224,043
2.41%, 3/3/2022	1,126,000	1,100,001
2.42%, 11/17/2020	992,000	982,923
2.43%, 6/24/2020	487,000	483,484
2.50%, 3/3/2022	931,000	913,460
2.57%, 5/16/2023	1,191,000	1,158,128
2.90%, 3/3/2024	1,675,000	1,637,078
2.95%, 5/16/2026	2,335,000	2,248,488
3.19%, 6/24/2023	2,401,000	2,396,966
3.33%, 11/17/2025	916,000	906,739
Cimarex Energy Co.:
3.90%, 5/15/2027 (a)	439,000	409,135
4.38%, 6/1/2024	849,000	843,312
Concho Resources, Inc.:
3.75%, 10/1/2027	1,170,000	1,102,748
4.30%, 8/15/2028	380,000	371,769
4.38%, 1/15/2025	930,000	914,274
ConocoPhillips Co.:
2.40%, 12/15/2022	650,000	627,867
4.95%, 3/15/2026 (a)	1,924,000	2,057,449
Continental Resources, Inc.:
3.80%, 6/1/2024	806,000	761,662
4.38%, 1/15/2028	813,000	766,423
4.50%, 4/15/2023	1,737,000	1,705,126
5.00%, 9/15/2022	1,296,000	1,285,723
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	811,000	790,165
4.00%, 7/15/2021	313,000	313,685
5.85%, 12/15/2025	1,084,000	1,142,818
Encana Corp. 3.90%, 11/15/2021	689,000	688,814
Eni USA, Inc. 7.30%, 11/15/2027	525,000	616,487
EOG Resources, Inc.:
2.45%, 4/1/2020	731,000	723,054

265

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 3/15/2023	$ 1,503,000	$ 1,445,465
3.15%, 4/1/2025	571,000	549,650
4.10%, 2/1/2021	1,119,000	1,134,006
4.15%, 1/15/2026	594,000	605,838
4.40%, 6/1/2020	216,000	219,184
EQT Corp.:
2.50%, 10/1/2020	837,000	815,790
3.00%, 10/1/2022	976,000	924,936
3.90%, 10/1/2027	1,417,000	1,225,365
4.88%, 11/15/2021 (a)	486,000	492,580
Exxon Mobil Corp.:
1.91%, 3/6/2020	1,325,000	1,310,928
2.22%, 3/1/2021	2,805,000	2,769,461
2.40%, 3/6/2022	1,822,000	1,787,637
2.71%, 3/6/2025	2,252,000	2,168,496
2.73%, 3/1/2023	1,627,000	1,599,862
3.04%, 3/1/2026	1,784,000	1,739,079
3.18%, 3/15/2024	1,191,000	1,191,310
Helmerich & Payne, Inc. 4.65%, 3/15/2025 (d)	573,000	588,952
Hess Corp.:
3.50%, 7/15/2024	1,002,000	929,125
4.30%, 4/1/2027	851,000	780,112
HollyFrontier Corp. 5.88%, 4/1/2026	1,461,000	1,488,774
Husky Energy, Inc.:
3.95%, 4/15/2022	669,000	670,218
4.00%, 4/15/2024	277,000	272,513
Kerr-McGee Corp. 6.95%, 7/1/2024	1,461,000	1,621,915
Marathon Oil Corp.:
2.70%, 6/1/2020	308,000	302,955
2.80%, 11/1/2022	1,121,000	1,051,711
3.85%, 6/1/2025	620,000	581,312
4.40%, 7/15/2027	771,000	731,132
Marathon Petroleum Corp.:
3.40%, 12/15/2020	447,000	446,660
3.63%, 9/15/2024	573,000	557,076
3.80%, 4/1/2028 (d)	1,090,000	1,023,761
4.75%, 12/15/2023 (d)	900,000	923,616
5.13%, 3/1/2021	1,048,000	1,077,753
5.13%, 4/1/2024 (d)	34,000	34,765
5.13%, 12/15/2026 (d)	926,000	945,344
5.38%, 10/1/2022 (d)	464,000	467,842
Noble Energy, Inc.:
3.85%, 1/15/2028	796,000	723,222
3.90%, 11/15/2024	836,000	806,481
4.15%, 12/15/2021	1,448,000	1,451,692
Occidental Petroleum Corp.:
2.60%, 4/15/2022	1,193,000	1,166,038
2.70%, 2/15/2023	1,429,000	1,386,144
3.00%, 2/15/2027 (a)	496,000	470,808
3.13%, 2/15/2022	907,000	902,592
3.40%, 4/15/2026	1,839,000	1,799,370
3.50%, 6/15/2025	412,000	407,155
Security Description	Principal Amount	Value
Series 1, 4.10%, 2/1/2021	$ 1,312,000	$ 1,333,714
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	967,000	879,022
Phillips 66:
3.90%, 3/15/2028	560,000	538,843
4.30%, 4/1/2022	2,039,000	2,094,073
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	759,000	756,313
3.95%, 7/15/2022	935,000	937,263
4.45%, 1/15/2026	582,000	588,227
7.50%, 1/15/2020	319,000	331,323
Shell International Finance B.V.:
1.75%, 9/12/2021	461,000	445,317
1.88%, 5/10/2021	2,006,000	1,950,374
2.13%, 5/11/2020	1,790,000	1,770,596
2.25%, 11/10/2020	1,097,000	1,083,737
2.25%, 1/6/2023	2,019,000	1,945,549
2.38%, 8/21/2022 (a)	1,493,000	1,450,554
2.50%, 9/12/2026	1,276,000	1,187,152
2.88%, 5/10/2026	1,129,000	1,080,622
3.25%, 5/11/2025	2,703,000	2,664,969
3.40%, 8/12/2023	1,760,000	1,772,285
3.50%, 11/13/2023 (a)	900,000	909,999
3.88%, 11/13/2028	1,750,000	1,797,705
4.38%, 3/25/2020	1,630,000	1,658,753
Suncor Energy, Inc. 3.60%, 12/1/2024	1,199,000	1,173,401
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,622,000	1,578,028
Total Capital International SA:
2.70%, 1/25/2023	1,478,000	1,445,100
2.75%, 6/19/2021	1,903,000	1,887,776
2.88%, 2/17/2022	1,377,000	1,363,079
3.70%, 1/15/2024	1,115,000	1,135,471
3.75%, 4/10/2024	1,389,000	1,411,321
Total Capital SA:
3.88%, 10/11/2028 (a)	463,000	475,367
4.13%, 1/28/2021	426,000	434,707
4.25%, 12/15/2021	751,000	773,725
4.45%, 6/24/2020	1,079,000	1,100,084
Valero Energy Corp.:
3.40%, 9/15/2026	830,000	761,351
3.65%, 3/15/2025	1,901,000	1,820,131
4.35%, 6/1/2028	811,000	790,684
6.13%, 2/1/2020	465,000	478,513
		166,311,940
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	301,000	298,171
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,353,000	1,302,005
3.34%, 12/15/2027	1,451,000	1,334,688

266

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Halliburton Co.:
3.25%, 11/15/2021	$ 851,000	$ 848,906
3.50%, 8/1/2023	781,000	770,511
3.80%, 11/15/2025	2,229,000	2,161,350
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,669,000	1,575,603
Schlumberger Investment SA 3.65%, 12/1/2023	1,675,000	1,684,246
TechnipFMC PLC 3.45%, 10/1/2022	512,000	495,903
		10,471,383
PACKAGING & CONTAINERS — 0.3%
Bemis Co., Inc.:
3.10%, 9/15/2026	2,085,000	1,891,470
4.50%, 10/15/2021	475,000	484,134
Packaging Corp. of America:
2.45%, 12/15/2020	771,000	755,326
3.40%, 12/15/2027	555,000	518,903
3.65%, 9/15/2024	796,000	784,378
3.90%, 6/15/2022	20,000	20,174
4.50%, 11/1/2023	1,356,000	1,392,734
Westrock Co. 4.65%, 3/15/2026 (d)	1,050,000	1,063,534
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	54,979
4.00%, 3/1/2023 (a)	1,467,000	1,464,051
4.90%, 3/1/2022	285,000	292,259
WRKCo, Inc.:
3.00%, 9/15/2024 (d)	850,000	799,060
3.38%, 9/15/2027 (d)	400,000	367,464
3.75%, 3/15/2025 (d)	440,000	429,176
4.00%, 3/15/2028 (a) (d)	950,000	903,327
		11,220,969
PHARMACEUTICALS — 5.2%
AbbVie, Inc.:
2.30%, 5/14/2021	1,762,000	1,719,765
2.50%, 5/14/2020	4,576,000	4,527,403
2.85%, 5/14/2023	1,421,000	1,368,480
2.90%, 11/6/2022	1,786,000	1,741,421
3.20%, 11/6/2022	905,000	892,764
3.20%, 5/14/2026	1,941,000	1,797,832
3.38%, 11/14/2021	1,035,000	1,034,721
3.60%, 5/14/2025	5,211,000	5,009,334
3.75%, 11/14/2023	2,313,000	2,299,423
4.25%, 11/14/2028	1,343,000	1,308,015
Allergan Finance LLC 3.25%, 10/1/2022	1,737,000	1,691,942
Allergan Funding SCS:
3.00%, 3/12/2020	3,255,000	3,242,403
3.45%, 3/15/2022	2,672,000	2,629,889
3.80%, 3/15/2025	3,424,000	3,340,146
3.85%, 6/15/2024	1,550,000	1,528,703
Security Description	Principal Amount	Value
Allergan, Inc.:
2.80%, 3/15/2023	$ 510,000	$ 485,984
3.38%, 9/15/2020	889,000	887,471
AmerisourceBergen Corp.:
3.25%, 3/1/2025	508,000	480,050
3.40%, 5/15/2024	346,000	337,495
3.45%, 12/15/2027	547,000	508,677
3.50%, 11/15/2021	606,000	606,600
AstraZeneca PLC:
2.38%, 11/16/2020	2,187,000	2,150,302
2.38%, 6/12/2022	1,933,000	1,850,867
3.13%, 6/12/2027	1,110,000	1,035,419
3.38%, 11/16/2025	1,376,000	1,332,697
3.50%, 8/17/2023	1,023,000	1,013,241
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	1,273,000	1,224,002
3.25%, 11/1/2023	408,000	409,844
3.25%, 2/27/2027	665,000	649,020
7.15%, 6/15/2023	186,000	215,529
Cardinal Health, Inc.:
2.62%, 6/15/2022	694,000	669,370
3.08%, 6/15/2024	1,233,000	1,164,692
3.20%, 3/15/2023 (a)	1,114,000	1,083,955
3.41%, 6/15/2027	1,259,000	1,144,041
3.50%, 11/15/2024	378,000	365,692
3.75%, 9/15/2025	307,000	297,710
4.63%, 12/15/2020	488,000	499,839
CVS Health Corp.:
2.13%, 6/1/2021	2,385,000	2,303,576
2.75%, 12/1/2022	2,764,000	2,656,923
2.80%, 7/20/2020	2,552,000	2,529,262
2.88%, 6/1/2026	1,912,000	1,740,169
3.13%, 3/9/2020	1,729,000	1,725,611
3.35%, 3/9/2021	3,048,000	3,038,795
3.38%, 8/12/2024	2,219,000	2,145,374
3.50%, 7/20/2022	1,666,000	1,655,921
3.70%, 3/9/2023	6,463,000	6,399,533
3.88%, 7/20/2025	3,485,000	3,398,607
4.00%, 12/5/2023	2,234,000	2,242,042
4.10%, 3/25/2025	4,138,000	4,095,751
4.13%, 5/15/2021	1,001,000	1,012,321
4.30%, 3/25/2028	8,236,000	8,060,244
4.75%, 12/1/2022	714,000	733,599
6.25%, 6/1/2027	1,820,000	2,021,146
Eli Lilly & Co.:
2.35%, 5/15/2022	1,035,000	1,015,221
2.75%, 6/1/2025	955,000	918,739
3.10%, 5/15/2027	466,000	453,134
5.50%, 3/15/2027	730,000	816,739
Express Scripts Holding Co.:
2.60%, 11/30/2020	529,000	520,520
3.00%, 7/15/2023	2,838,000	2,730,071
3.05%, 11/30/2022	906,000	882,634
3.30%, 2/25/2021	755,000	751,980
3.40%, 3/1/2027	1,813,000	1,682,174

267

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/15/2024	$ 305,000	$ 296,033
3.90%, 2/15/2022	1,098,000	1,102,161
4.50%, 2/25/2026	731,000	741,314
4.75%, 11/15/2021	1,229,000	1,264,457
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	2,907,000	2,870,314
3.13%, 5/14/2021	756,000	756,983
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,498,000	1,470,871
3.38%, 5/15/2023	1,475,000	1,482,375
3.63%, 5/15/2025	1,280,000	1,287,309
3.88%, 5/15/2028 (a)	1,225,000	1,245,727
Johnson & Johnson:
1.65%, 3/1/2021	1,315,000	1,283,059
1.95%, 11/10/2020	545,000	537,773
2.05%, 3/1/2023	549,000	529,274
2.25%, 3/3/2022	967,000	950,493
2.45%, 12/5/2021	32,000	31,645
2.45%, 3/1/2026	2,397,000	2,250,304
2.63%, 1/15/2025	1,644,000	1,582,564
2.90%, 1/15/2028	1,552,000	1,483,308
2.95%, 9/1/2020	320,000	321,312
2.95%, 3/3/2027	1,480,000	1,423,553
3.38%, 12/5/2023	822,000	838,613
3.55%, 5/15/2021	100,000	101,648
McKesson Corp.:
2.70%, 12/15/2022	180,000	174,321
2.85%, 3/15/2023	880,000	850,203
3.65%, 11/30/2020	900,000	903,681
3.80%, 3/15/2024	953,000	940,439
3.95%, 2/16/2028 (a)	941,000	904,913
4.75%, 5/30/2029	1,250,000	1,259,100
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	850,000	847,408
4.13%, 11/15/2025	586,000	600,011
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	162,765
Merck & Co., Inc.:
1.85%, 2/10/2020	2,574,000	2,550,268
2.35%, 2/10/2022	1,729,000	1,694,818
2.40%, 9/15/2022	1,587,000	1,548,388
2.75%, 2/10/2025	2,743,000	2,654,237
2.80%, 5/18/2023 (a)	1,214,000	1,197,732
3.88%, 1/15/2021	826,000	842,305
Mylan NV:
3.15%, 6/15/2021	2,453,000	2,404,283
3.75%, 12/15/2020	518,000	516,669
3.95%, 6/15/2026	2,581,000	2,329,069
Mylan, Inc.:
4.20%, 11/29/2023	1,183,000	1,153,709
4.55%, 4/15/2028 (d)	1,636,000	1,525,194
Novartis Capital Corp.:
1.80%, 2/14/2020	890,000	878,581
2.40%, 5/17/2022	1,928,000	1,879,626
2.40%, 9/21/2022	1,413,000	1,379,399
Security Description	Principal Amount	Value
3.00%, 11/20/2025	$ 2,739,000	$ 2,654,940
3.10%, 5/17/2027	653,000	633,776
3.40%, 5/6/2024	1,792,000	1,797,824
4.40%, 4/24/2020	638,000	650,384
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	914,000	877,632
3.90%, 12/15/2024	864,000	828,680
4.38%, 3/15/2026	509,000	460,243
Pfizer, Inc.:
1.95%, 6/3/2021	1,403,000	1,375,150
2.20%, 12/15/2021	922,000	906,520
2.75%, 6/3/2026	2,727,000	2,587,705
3.00%, 9/15/2021	1,120,000	1,128,210
3.00%, 6/15/2023	864,000	860,553
3.00%, 12/15/2026	1,095,000	1,056,894
3.20%, 9/15/2023	2,050,000	2,055,268
3.40%, 5/15/2024	975,000	981,445
3.60%, 9/15/2028	1,029,000	1,032,818
5.80%, 8/12/2023	650,000	718,946
Sanofi:
3.38%, 6/19/2023	1,429,000	1,437,560
3.63%, 6/19/2028	813,000	819,683
4.00%, 3/29/2021	1,779,000	1,817,675
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	3,821,000	3,691,888
2.88%, 9/23/2023	1,631,000	1,541,165
3.20%, 9/23/2026	3,161,000	2,881,378
Takeda Pharmaceutical Co., Ltd.:
3.80%, 11/26/2020 (d)	645,000	649,657
4.00%, 11/26/2021 (d)	695,000	703,722
4.40%, 11/26/2023 (d)	2,075,000	2,098,634
5.00%, 11/26/2028 (d)	2,000,000	2,043,120
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	415,000	403,675
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,057,000	1,039,908
Wyeth LLC 6.45%, 2/1/2024	526,000	601,923
Zoetis, Inc.:
3.00%, 9/12/2027	932,000	860,646
3.25%, 8/20/2021	455,000	453,489
3.25%, 2/1/2023	1,463,000	1,442,225
3.45%, 11/13/2020	162,000	162,463
3.90%, 8/20/2028	1,270,000	1,254,963
4.50%, 11/13/2025	973,000	1,000,847
		206,634,642
PIPELINES — 3.4%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	1,234,000	1,194,833
4.25%, 12/1/2027	1,116,000	1,051,551
5.25%, 1/15/2025	111,000	110,858

268

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 5/1/2024	$ 463,000	$ 480,779
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	103,000	98,944
4.45%, 7/15/2027	667,000	616,328
4.95%, 12/15/2024	705,000	707,390
5.95%, 6/1/2026	1,027,000	1,055,787
Buckeye Partners L.P.:
3.95%, 12/1/2026	1,124,000	988,063
4.13%, 12/1/2027	530,000	475,002
4.15%, 7/1/2023	205,000	198,893
4.35%, 10/15/2024	2,464,000	2,464,936
4.88%, 2/1/2021	597,000	603,770
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	788,000	785,471
4.50%, 6/1/2025	1,186,000	1,184,826
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	834,000	793,810
4.40%, 3/15/2027	1,131,000	1,040,316
4.95%, 5/15/2028	900,000	860,787
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	1,007,000	1,017,322
4.38%, 10/15/2020	730,000	736,263
5.20%, 3/15/2020	408,000	416,066
5.88%, 10/15/2025	388,000	420,693
Enbridge, Inc.:
2.90%, 7/15/2022	476,009	460,415
3.50%, 6/10/2024	1,080,000	1,045,559
3.70%, 7/15/2027	597,000	565,568
4.00%, 10/1/2023	1,196,000	1,194,373
4.25%, 12/1/2026	899,000	887,007
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	977,000	946,742
4.05%, 3/15/2025	1,146,000	1,078,432
4.15%, 10/1/2020	1,519,000	1,524,134
4.20%, 4/15/2027	1,150,000	1,076,883
4.75%, 1/15/2026	550,000	533,615
Energy Transfer Partners L.P.:
4.65%, 6/1/2021	704,000	713,884
4.90%, 2/1/2024	317,000	318,861
4.95%, 6/15/2028	983,000	964,274
5.20%, 2/1/2022	1,177,000	1,208,944
Series 5Y, 4.20%, 9/15/2023	320,000	316,077
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	770,000	768,098
5.00%, 10/1/2022	1,082,000	1,103,369
5.75%, 9/1/2020	518,000	530,686
5.88%, 3/1/2022	648,000	673,985
Enterprise Products Operating LLC:
2.80%, 2/15/2021	1,105,000	1,092,746
2.85%, 4/15/2021	630,000	622,982
3.35%, 3/15/2023	2,833,000	2,797,078
3.50%, 2/1/2022	718,000	718,467
Security Description	Principal Amount	Value
3.70%, 2/15/2026	$ 615,000	$ 600,837
3.75%, 2/15/2025	1,291,000	1,276,024
3.90%, 2/15/2024	170,000	170,955
3.95%, 2/15/2027	162,000	160,139
4.05%, 2/15/2022	937,000	950,680
4.15%, 10/16/2028	800,000	795,456
5.20%, 9/1/2020	1,182,000	1,216,774
5.25%, 1/31/2020	385,000	392,126
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	745,000	613,336
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	1,172,000	972,010
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	691,000	575,921
EQM Midstream Partners L.P. 4.13%, 12/1/2026	781,000	703,126
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	557,000	530,916
Series 10Y, 5.50%, 7/15/2028	690,000	677,711
Series 5Y, 4.75%, 7/15/2023	1,468,000	1,460,293
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	950,000	928,587
3.50%, 3/1/2021	851,000	848,149
3.50%, 9/1/2023	977,000	951,705
3.95%, 9/1/2022	1,144,000	1,143,828
4.15%, 3/1/2022	481,000	484,781
4.15%, 2/1/2024	1,004,000	998,036
4.25%, 9/1/2024	664,000	660,474
4.30%, 5/1/2024	722,000	725,726
5.00%, 10/1/2021	1,054,000	1,085,704
5.30%, 9/15/2020	702,000	721,579
5.80%, 3/1/2021	1,000,000	1,048,340
6.50%, 4/1/2020	886,000	915,929
6.85%, 2/15/2020	957,000	991,251
Kinder Morgan, Inc.:
3.15%, 1/15/2023	589,000	571,212
4.30%, 6/1/2025	1,576,000	1,567,789
4.30%, 3/1/2028	875,000	857,176
6.50%, 9/15/2020	421,000	440,454
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	279,000	282,903
5.00%, 3/1/2026	496,000	517,204
MPLX L.P.:
3.38%, 3/15/2023	579,000	562,383
4.00%, 2/15/2025	721,000	695,787
4.00%, 3/15/2028	810,000	760,072
4.13%, 3/1/2027	1,624,000	1,547,461
4.50%, 7/15/2023	771,000	779,851
4.88%, 12/1/2024	961,000	979,691
4.88%, 6/1/2025	2,110,000	2,128,526
ONEOK Partners L.P.:

269

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 10/1/2022	$ 1,052,000	$ 1,031,055
3.80%, 3/15/2020	85,000	85,216
4.90%, 3/15/2025	863,000	874,694
5.00%, 9/15/2023	100,000	102,951
ONEOK, Inc.:
4.00%, 7/13/2027	764,000	731,614
4.25%, 2/1/2022	875,000	881,694
4.55%, 7/15/2028	1,101,000	1,086,148
7.50%, 9/1/2023	452,000	510,480
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	74,324
3.55%, 10/1/2026	475,000	442,329
3.61%, 2/15/2025	478,000	456,600
3.75%, 3/1/2028	596,000	550,537
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	934,000	877,325
3.60%, 11/1/2024	1,037,000	983,346
3.65%, 6/1/2022	1,016,000	995,528
3.85%, 10/15/2023	822,000	794,948
4.50%, 12/15/2026	689,000	662,501
4.65%, 10/15/2025	908,000	889,277
5.00%, 2/1/2021	848,000	864,205
5.75%, 1/15/2020	369,000	376,387
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,688,000	1,606,081
5.00%, 3/15/2027	2,128,000	2,141,960
5.63%, 2/1/2021	2,107,000	2,169,241
5.63%, 4/15/2023	2,487,000	2,602,198
5.63%, 3/1/2025	2,873,000	2,993,465
5.75%, 5/15/2024	1,949,000	2,036,179
5.88%, 6/30/2026	1,036,000	1,098,751
6.25%, 3/15/2022	699,000	734,649
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	358,000	364,423
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,474,000	1,381,005
3.50%, 3/15/2025	374,000	356,706
4.75%, 3/15/2024	875,000	896,446
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	447,000	431,078
3.90%, 7/15/2026	713,000	652,381
4.00%, 10/1/2027 (a)	992,000	908,811
4.25%, 4/1/2024	737,000	721,884
4.40%, 4/1/2021	702,000	708,164
4.65%, 2/15/2022	451,000	456,096
5.95%, 12/1/2025	645,000	674,367
TC PipeLines L.P.:
3.90%, 5/25/2027	580,000	549,973
4.38%, 3/13/2025	350,000	346,304
4.65%, 6/15/2021	500,000	507,955
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	575,000	658,519
Security Description	Principal Amount	Value
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	$ 1,088,000	$ 1,044,828
3.75%, 10/16/2023	991,000	987,740
3.80%, 10/1/2020	962,000	969,215
4.25%, 5/15/2028	1,150,000	1,138,224
4.88%, 1/15/2026	644,000	666,160
9.88%, 1/1/2021	855,000	954,000
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	4,935,000	4,767,457
7.85%, 2/1/2026	505,000	606,535
Valero Energy Partners L.P.:
4.38%, 12/15/2026	1,140,000	1,120,164
4.50%, 3/15/2028	500,000	492,350
Western Gas Partners L.P.:
3.95%, 6/1/2025	918,000	853,428
4.00%, 7/1/2022	351,000	346,339
4.50%, 3/1/2028	604,000	566,129
4.65%, 7/1/2026	851,000	819,896
4.75%, 8/15/2028	475,000	454,000
5.38%, 6/1/2021	358,000	368,822
Williams Cos., Inc.:
3.35%, 8/15/2022	870,000	844,448
3.60%, 3/15/2022	1,191,000	1,170,300
3.70%, 1/15/2023	1,012,000	987,439
3.75%, 6/15/2027	774,000	727,715
3.90%, 1/15/2025	241,000	233,888
4.00%, 11/15/2021	471,000	472,460
4.00%, 9/15/2025	878,000	849,307
4.13%, 11/15/2020	718,000	723,385
4.30%, 3/4/2024	834,000	829,296
4.50%, 11/15/2023	874,000	879,716
4.55%, 6/24/2024	1,222,000	1,233,597
5.25%, 3/15/2020	637,000	649,619
7.88%, 9/1/2021	100,000	109,306
		136,869,327
REAL ESTATE — 0.0%
CBRE Services, Inc.:
4.88%, 3/1/2026	561,000	575,300
5.25%, 3/15/2025	601,000	626,098
		1,201,398
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Alexandria Real Estate Equities, Inc.:
2.75%, 1/15/2020	204,000	202,397
3.45%, 4/30/2025	575,000	553,300
3.90%, 6/15/2023	579,000	581,710
3.95%, 1/15/2027	106,000	102,648
3.95%, 1/15/2028	179,000	172,391
4.00%, 1/15/2024	491,000	496,121
4.30%, 1/15/2026	594,000	593,733
4.60%, 4/1/2022	750,000	771,660

270

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	$ 679,000	$ 676,596
3.63%, 11/15/2027	483,000	452,595
3.75%, 4/15/2023	169,000	167,962
4.13%, 7/1/2024	456,000	457,345
American Homes 4 Rent L.P. 4.25%, 2/15/2028	750,000	721,852
American Tower Corp.:
2.25%, 1/15/2022	1,245,000	1,194,378
2.80%, 6/1/2020	773,000	766,994
3.00%, 6/15/2023	807,000	774,155
3.13%, 1/15/2027	849,000	774,568
3.30%, 2/15/2021	828,000	823,777
3.38%, 10/15/2026	974,000	907,456
3.45%, 9/15/2021	578,000	577,266
3.50%, 1/31/2023	483,000	475,175
3.55%, 7/15/2027	697,000	654,218
4.00%, 6/1/2025	1,953,000	1,915,131
4.40%, 2/15/2026	566,000	562,921
4.70%, 3/15/2022	934,000	959,218
5.00%, 2/15/2024	868,000	900,142
5.05%, 9/1/2020	585,000	599,327
5.90%, 11/1/2021	544,000	573,681
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	196,774
Series GMTN, 2.95%, 5/11/2026	1,025,000	970,593
Series GMTN, 3.45%, 6/1/2025	1,116,000	1,098,390
Series GMTN, 3.50%, 11/15/2024	375,000	374,839
Series GMTN, 3.50%, 11/15/2025	200,000	197,052
Series GMTN, 3.63%, 10/1/2020	165,000	165,855
Series GMTN, 4.20%, 12/15/2023	130,000	133,580
Series MTN, 2.90%, 10/15/2026	225,000	211,757
Series MTN, 3.20%, 1/15/2028	315,000	299,241
Series MTN, 3.35%, 5/15/2027	1,037,000	999,606
Boston Properties L.P.:
2.75%, 10/1/2026	1,024,000	927,764
3.13%, 9/1/2023	3,062,000	2,960,556
3.20%, 1/15/2025	800,000	764,064
3.65%, 2/1/2026	1,227,000	1,189,319
3.80%, 2/1/2024	558,000	555,110
3.85%, 2/1/2023	487,000	487,657
4.13%, 5/15/2021	291,000	295,167
5.63%, 11/15/2020	589,000	609,397
Brandywine Operating Partnership L.P.:
Security Description	Principal Amount	Value
3.95%, 2/15/2023	$ 253,000	$ 252,066
3.95%, 11/15/2027	350,000	335,353
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	716,000	691,262
3.65%, 6/15/2024	1,042,000	1,009,271
3.85%, 2/1/2025	818,000	787,759
3.88%, 8/15/2022	170,000	169,522
3.90%, 3/15/2027	10,000	9,479
4.13%, 6/15/2026	614,000	594,057
Camden Property Trust:
2.95%, 12/15/2022	350,000	342,895
4.10%, 10/15/2028	390,000	395,031
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,074,000	1,063,034
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	281,781
4.15%, 4/1/2025	50,000	49,084
Corporate Office Properties L.P.:
3.60%, 5/15/2023	781,000	757,578
3.70%, 6/15/2021	150,000	148,854
5.00%, 7/1/2025	524,000	535,308
Crown Castle International Corp.:
2.25%, 9/1/2021	1,159,000	1,118,203
3.15%, 7/15/2023	435,000	417,891
3.20%, 9/1/2024	983,000	930,134
3.40%, 2/15/2021	1,246,000	1,243,097
3.65%, 9/1/2027	1,373,000	1,277,425
3.70%, 6/15/2026	890,000	845,811
3.80%, 2/15/2028	2,528,000	2,373,767
4.00%, 3/1/2027	1,082,000	1,044,866
4.45%, 2/15/2026	611,000	609,216
4.88%, 4/15/2022	1,013,000	1,046,915
5.25%, 1/15/2023	1,988,000	2,065,552
CubeSmart L.P.:
3.13%, 9/1/2026	220,000	206,578
4.00%, 11/15/2025	1,575,000	1,549,737
4.38%, 12/15/2023	319,000	326,468
Digital Realty Trust L.P.:
2.75%, 2/1/2023	540,000	515,619
3.40%, 10/1/2020	149,000	148,744
3.63%, 10/1/2022	864,000	854,297
3.70%, 8/15/2027	825,000	781,877
3.95%, 7/1/2022	972,000	976,899
4.45%, 7/15/2028	713,000	709,414
4.75%, 10/1/2025	607,000	621,501
5.25%, 3/15/2021	787,000	812,294
5.88%, 2/1/2020	4,000	4,080
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	332,532
3.38%, 12/15/2027	545,000	517,254
3.75%, 12/1/2024	351,000	347,799
3.88%, 10/15/2022	285,000	287,716

271

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/15/2028	$ 700,000	$ 695,184
4.38%, 6/15/2022	289,000	296,112
EPR Properties:
4.50%, 4/1/2025	160,000	157,886
4.50%, 6/1/2027	605,000	583,613
4.75%, 12/15/2026	169,000	167,359
4.95%, 4/15/2028	921,000	911,781
5.75%, 8/15/2022	475,000	497,724
ERP Operating L.P.:
2.85%, 11/1/2026	372,000	348,728
3.00%, 4/15/2023	418,000	411,400
3.25%, 8/1/2027	553,000	529,155
3.38%, 6/1/2025	299,000	293,630
3.50%, 3/1/2028	690,000	671,135
4.15%, 12/1/2028	1,900,000	1,936,556
4.63%, 12/15/2021	946,000	978,069
4.75%, 7/15/2020	112,000	114,138
Essex Portfolio L.P.:
3.25%, 5/1/2023	1,035,000	1,012,375
3.38%, 4/15/2026	500,000	477,590
3.50%, 4/1/2025	226,000	220,307
3.63%, 8/15/2022	40,000	40,008
3.63%, 5/1/2027	45,000	43,365
3.88%, 5/1/2024	627,000	627,915
Federal Realty Investment Trust 3.25%, 7/15/2027	197,000	186,376
Government Properties Income Trust 4.00%, 7/15/2022	440,000	432,876
HCP, Inc.:
2.63%, 2/1/2020	1,092,000	1,084,127
3.15%, 8/1/2022	810,000	789,434
3.40%, 2/1/2025	1,011,000	956,042
3.88%, 8/15/2024	682,000	669,356
4.00%, 12/1/2022	901,000	898,775
4.00%, 6/1/2025	200,000	195,726
4.20%, 3/1/2024	599,000	599,192
4.25%, 11/15/2023	683,000	684,243
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	350,000	327,772
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	467,000	454,340
3.38%, 7/15/2021	100,000	99,350
3.50%, 8/1/2026	1,110,000	1,043,356
3.70%, 4/15/2023	500,000	493,580
3.75%, 7/1/2027	408,000	389,269
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	287,477
3.88%, 3/1/2027	200,000	194,690
4.13%, 3/15/2028	535,000	524,969
Hospitality Properties Trust:
3.95%, 1/15/2028	323,000	290,790
4.25%, 2/15/2021	440,000	444,189
4.38%, 2/15/2030	745,000	682,547
4.50%, 6/15/2023	556,000	558,875
Security Description	Principal Amount	Value
4.50%, 3/15/2025	$ 1,320,000	$ 1,284,149
4.65%, 3/15/2024	883,000	881,269
4.95%, 2/15/2027	402,000	392,593
5.00%, 8/15/2022	1,071,000	1,092,731
5.25%, 2/15/2026	375,000	378,821
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	271,000	266,873
5.25%, 3/15/2022	1,130,000	1,167,527
Series C, 4.75%, 3/1/2023	440,000	448,479
Series D, 3.75%, 10/15/2023	310,000	302,328
Series E, 4.00%, 6/15/2025	836,000	810,861
Series F, 4.50%, 2/1/2026	139,000	138,071
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	2,634,000	2,441,665
Kilroy Realty L.P.:
3.45%, 12/15/2024	1,092,000	1,053,714
4.38%, 10/1/2025	100,000	100,178
4.75%, 12/15/2028	395,000	401,719
Kimco Realty Corp.:
2.70%, 3/1/2024	431,000	406,524
2.80%, 10/1/2026	1,263,000	1,136,751
3.13%, 6/1/2023	400,000	387,124
3.20%, 5/1/2021	77,000	76,338
3.30%, 2/1/2025	982,000	934,530
3.40%, 11/1/2022	110,000	108,510
3.80%, 4/1/2027	447,000	430,229
Kite Realty Group L.P. 4.00%, 10/1/2026	1,150,000	1,057,494
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	281,040
3.38%, 6/15/2023	385,000	378,597
3.75%, 4/1/2025	515,000	507,115
4.13%, 6/15/2022	125,000	127,340
4.40%, 2/15/2024	200,000	205,200
4.75%, 10/1/2020	962,000	980,403
Life Storage L.P.:
3.50%, 7/1/2026	245,000	229,648
3.88%, 12/15/2027	510,000	484,791
Mid-America Apartments L.P.:
3.60%, 6/1/2027	803,000	772,623
3.75%, 6/15/2024	473,000	469,287
4.00%, 11/15/2025	700,000	698,215
4.20%, 6/15/2028	500,000	501,530
4.30%, 10/15/2023	660,000	673,807
National Retail Properties, Inc.:
3.30%, 4/15/2023	375,000	367,706
3.50%, 10/15/2027	500,000	473,580
3.60%, 12/15/2026	85,000	81,615
3.80%, 10/15/2022	400,000	402,304
3.90%, 6/15/2024	407,000	406,577
4.00%, 11/15/2025	352,000	348,730
4.30%, 10/15/2028	555,000	556,487
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	897,000	898,776

272

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/15/2025	$ 1,347,000	$ 1,325,111
4.50%, 4/1/2027 (a)	811,000	777,311
4.75%, 1/15/2028 (a)	5,000	4,879
4.95%, 4/1/2024	470,000	476,965
5.25%, 1/15/2026	266,000	268,362
Physicians Realty L.P.:
3.95%, 1/15/2028	500,000	474,155
4.30%, 3/15/2027	402,000	390,258
Piedmont Operating Partnership L.P.:
3.40%, 6/1/2023	644,000	628,950
4.45%, 3/15/2024	582,000	589,671
Prologis L.P.:
3.75%, 11/1/2025	587,000	589,659
4.25%, 8/15/2023	658,000	679,095
Public Storage:
2.37%, 9/15/2022	476,000	459,749
3.09%, 9/15/2027	1,387,000	1,298,010
Rayonier, Inc. 3.75%, 4/1/2022	238,000	235,246
Realty Income Corp.:
3.00%, 1/15/2027	837,000	776,979
3.25%, 10/15/2022	932,000	922,121
3.65%, 1/15/2028	110,000	106,335
3.88%, 7/15/2024	358,000	359,189
3.88%, 4/15/2025	754,000	752,673
4.13%, 10/15/2026	1,234,000	1,239,590
4.65%, 8/1/2023	224,000	232,996
Regency Centers Corp. 3.75%, 11/15/2022	70,000	69,982
Regency Centers L.P.:
3.60%, 2/1/2027	903,000	862,230
4.13%, 3/15/2028	1,100,000	1,084,435
Sabra Health Care L.P. 5.13%, 8/15/2026	749,000	688,706
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	422,000	424,861
Select Income REIT:
3.60%, 2/1/2020	648,000	644,345
4.15%, 2/1/2022	73,000	72,329
4.25%, 5/15/2024	2,740,000	2,652,156
4.50%, 2/1/2025	432,000	408,741
Senior Housing Properties Trust 4.75%, 2/15/2028	1,815,000	1,691,907
Simon Property Group L.P.:
2.35%, 1/30/2022	369,000	359,210
2.50%, 9/1/2020	458,000	452,948
2.50%, 7/15/2021	235,000	231,094
2.63%, 6/15/2022	612,000	596,296
2.75%, 2/1/2023	1,599,000	1,551,334
2.75%, 6/1/2023	845,000	820,174
3.25%, 11/30/2026	505,000	482,204
3.30%, 1/15/2026	819,000	789,262
3.38%, 3/15/2022	739,000	739,879
3.38%, 10/1/2024	895,000	877,968
Security Description	Principal Amount	Value
3.38%, 6/15/2027 (a)	$ 550,000	$ 527,335
3.38%, 12/1/2027	908,000	869,501
3.50%, 9/1/2025	621,000	608,953
3.75%, 2/1/2024	775,000	779,665
4.13%, 12/1/2021	1,035,000	1,060,161
4.38%, 3/1/2021	827,000	845,086
SITE Centers Corp.:
3.63%, 2/1/2025	510,000	488,050
4.25%, 2/1/2026 (a)	1,164,000	1,143,397
4.63%, 7/15/2022	108,000	110,667
4.70%, 6/1/2027	235,000	236,610
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	627,000	605,826
SL Green Realty Corp. 4.50%, 12/1/2022	557,000	564,937
Spirit Realty L.P. 4.45%, 9/15/2026	425,000	411,965
STORE Capital Corp. 4.50%, 3/15/2028	735,000	714,707
Tanger Properties L.P.:
3.13%, 9/1/2026	290,000	261,455
3.88%, 7/15/2027	398,000	373,157
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	350,000	359,359
Series GMTN, 3.50%, 1/15/2028	555,000	526,134
Series MTN, 2.95%, 9/1/2026	1,070,000	994,244
Series MTN, 3.50%, 7/1/2027	1,025,000	970,880
Series MTN, 3.75%, 7/1/2024	25,000	24,886
Series MTN, 4.00%, 10/1/2025	150,000	149,642
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	375,240
3.13%, 6/15/2023	617,000	600,033
3.25%, 10/15/2026	985,000	916,178
3.50%, 2/1/2025	617,000	591,931
3.75%, 5/1/2024	857,000	846,767
3.85%, 4/1/2027	550,000	528,473
4.00%, 3/1/2028	1,105,000	1,069,949
4.13%, 1/15/2026	915,000	904,926
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	267,000	264,845
3.25%, 8/15/2022	521,000	514,790
4.25%, 3/1/2022	447,000	455,690
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	520,000	482,773
4.13%, 6/1/2021	200,000	201,666
4.60%, 2/6/2024	250,000	252,280
4.63%, 11/1/2025	2,425,000	2,427,764
4.88%, 6/1/2026	397,000	396,551
Vornado Realty L.P.:
3.50%, 1/15/2025	813,000	782,789

273

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/15/2022	$ 2,065,000	$ 2,133,393
Washington Prime Group L.P. 5.95%, 8/15/2024 (a)	1,049,000	924,882
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	100,567
Weingarten Realty Investors:
3.38%, 10/15/2022	950,000	937,412
3.50%, 4/15/2023	1,000,000	983,060
Welltower, Inc.:
3.75%, 3/15/2023	815,000	811,993
3.95%, 9/1/2023	1,115,000	1,116,583
4.00%, 6/1/2025	1,289,000	1,267,461
4.25%, 4/1/2026	595,000	591,894
4.25%, 4/15/2028	621,000	614,597
4.50%, 1/15/2024	100,000	102,515
4.95%, 1/15/2021	420,000	429,925
5.25%, 1/15/2022	776,000	807,250
6.13%, 4/15/2020	483,000	498,586
Weyerhaeuser Co.:
3.25%, 3/15/2023	693,000	676,347
4.63%, 9/15/2023	271,000	279,363
4.70%, 3/15/2021	577,000	589,642
6.95%, 10/1/2027	277,000	324,309
WP Carey, Inc.:
4.00%, 2/1/2025	650,000	635,128
4.25%, 10/1/2026	300,000	292,392
4.60%, 4/1/2024	665,000	674,802
		176,197,416
RETAIL — 2.6%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	452,000	458,355
4.50%, 12/1/2023	151,000	154,443
5.75%, 5/1/2020	150,000	153,845
AutoNation, Inc.:
3.35%, 1/15/2021	77,000	76,142
3.50%, 11/15/2024	850,000	785,885
3.80%, 11/15/2027 (a)	327,000	291,596
4.50%, 10/1/2025	150,000	144,293
5.50%, 2/1/2020	320,000	325,910
AutoZone, Inc.:
2.88%, 1/15/2023	670,000	646,108
3.13%, 7/15/2023	783,000	759,440
3.13%, 4/21/2026	682,000	633,523
3.25%, 4/15/2025	247,000	234,504
3.70%, 4/15/2022	405,000	407,001
3.75%, 6/1/2027	302,000	291,798
4.00%, 11/15/2020	514,000	517,829
Best Buy Co., Inc.:
4.45%, 10/1/2028	1,100,000	1,051,281
5.50%, 3/15/2021	449,000	463,566
Costco Wholesale Corp.:
2.15%, 5/18/2021	1,312,000	1,290,050
2.25%, 2/15/2022	671,000	656,835
2.30%, 5/18/2022	866,000	846,766
Security Description	Principal Amount	Value
2.75%, 5/18/2024	$ 786,000	$ 764,110
3.00%, 5/18/2027	1,684,000	1,622,399
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	905,000	869,768
Dollar General Corp.:
3.25%, 4/15/2023	1,316,000	1,288,680
3.88%, 4/15/2027	706,000	678,311
4.13%, 5/1/2028	606,000	589,529
4.15%, 11/1/2025	952,000	949,772
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,355,000	1,327,968
4.00%, 5/15/2025	2,579,000	2,478,780
4.20%, 5/15/2028	835,000	790,845
Home Depot, Inc.:
1.80%, 6/5/2020	974,000	959,595
2.00%, 4/1/2021	1,418,000	1,390,448
2.13%, 9/15/2026	620,000	557,851
2.63%, 6/1/2022	855,000	845,339
2.70%, 4/1/2023	969,000	957,944
2.80%, 9/14/2027	1,848,000	1,739,837
3.00%, 4/1/2026	955,000	923,065
3.25%, 3/1/2022	970,000	979,797
3.35%, 9/15/2025	1,363,000	1,346,521
3.75%, 2/15/2024	1,273,000	1,301,923
3.90%, 12/6/2028	960,000	982,099
3.95%, 9/15/2020	170,000	172,552
4.40%, 4/1/2021	685,000	705,947
Kohl's Corp.:
3.25%, 2/1/2023	1,077,000	1,049,946
4.00%, 11/1/2021	402,000	413,618
4.25%, 7/17/2025 (a)	510,000	503,350
Lowe's Cos., Inc.:
2.50%, 4/15/2026	1,552,000	1,380,178
3.10%, 5/3/2027	1,623,000	1,483,243
3.12%, 4/15/2022	1,002,000	985,347
3.13%, 9/15/2024	568,000	546,109
3.38%, 9/15/2025	1,430,000	1,357,499
3.80%, 11/15/2021	694,000	700,794
3.88%, 9/15/2023	325,000	326,086
4.63%, 4/15/2020	86,000	86,857
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	417,000	387,485
3.45%, 1/15/2021	358,000	354,857
3.63%, 6/1/2024 (a)	670,000	619,080
3.88%, 1/15/2022	440,000	434,711
4.38%, 9/1/2023	955,000	937,361
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	694,000	686,102
Series MTN, 2.63%, 1/15/2022	1,687,000	1,653,766
Series MTN, 2.75%, 12/9/2020	1,040,000	1,032,356
Series MTN, 3.25%, 6/10/2024	247,000	243,628
Series MTN, 3.35%, 4/1/2023	2,112,000	2,102,940

274

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.38%, 5/26/2025	$ 781,000	$ 762,186
Series MTN, 3.50%, 7/15/2020	220,000	221,725
Series MTN, 3.50%, 3/1/2027	776,000	750,625
Series MTN, 3.63%, 5/20/2021	802,000	811,800
Series MTN, 3.70%, 1/30/2026	1,927,000	1,892,969
Series MTN, 3.80%, 4/1/2028	1,049,000	1,028,314
Nordstrom, Inc.:
4.00%, 10/15/2021	824,000	833,262
4.00%, 3/15/2027	152,000	143,766
4.75%, 5/1/2020	268,000	272,524
6.95%, 3/15/2028 (a)	465,000	513,695
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	420,000	402,448
3.60%, 9/1/2027	456,000	430,865
3.80%, 9/1/2022	331,000	332,830
3.85%, 6/15/2023	509,000	511,362
4.35%, 6/1/2028	945,000	943,053
4.63%, 9/15/2021	417,000	428,030
4.88%, 1/14/2021	149,000	152,957
QVC, Inc.:
4.38%, 3/15/2023	426,000	409,007
4.45%, 2/15/2025	349,000	320,947
4.85%, 4/1/2024	960,000	928,685
5.13%, 7/2/2022	198,000	198,319
Starbucks Corp.:
2.10%, 2/4/2021	977,000	952,438
2.20%, 11/22/2020	738,000	725,860
2.45%, 6/15/2026	450,000	405,189
2.70%, 6/15/2022	894,000	874,797
3.10%, 3/1/2023	605,000	595,514
3.50%, 3/1/2028	926,000	883,830
3.80%, 8/15/2025	1,150,000	1,136,211
3.85%, 10/1/2023	816,000	827,163
4.00%, 11/15/2028	900,000	890,253
Tapestry, Inc.:
3.00%, 7/15/2022	709,000	687,773
4.13%, 7/15/2027	786,000	732,788
4.25%, 4/1/2025	493,000	475,819
Target Corp.:
2.50%, 4/15/2026 (a)	829,000	773,656
2.90%, 1/15/2022	1,413,000	1,411,092
3.50%, 7/1/2024	1,032,000	1,042,619
3.88%, 7/15/2020	870,000	882,467
TJX Cos., Inc.:
2.25%, 9/15/2026	781,000	708,531
2.50%, 5/15/2023	455,000	440,722
2.75%, 6/15/2021	853,000	845,988
Walgreen Co. 3.10%, 9/15/2022	754,000	736,221
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	1,313,000	1,306,356
3.45%, 6/1/2026	1,239,000	1,165,056
Security Description	Principal Amount	Value
3.80%, 11/18/2024	$ 1,748,000	$ 1,721,256
Walmart, Inc.:
1.90%, 12/15/2020	2,213,000	2,177,636
2.35%, 12/15/2022	1,076,000	1,047,464
2.55%, 4/11/2023	2,091,000	2,041,171
2.65%, 12/15/2024	813,000	786,138
2.85%, 6/23/2020	950,000	951,624
3.13%, 6/23/2021	2,500,000	2,518,175
3.25%, 10/25/2020	75,000	75,648
3.30%, 4/22/2024	1,582,000	1,585,385
3.40%, 6/26/2023	3,168,000	3,204,020
3.55%, 6/26/2025	1,930,000	1,948,837
3.63%, 7/8/2020	19,000	19,209
3.70%, 6/26/2028	2,652,000	2,689,871
5.88%, 4/5/2027	795,000	920,690
		104,174,399
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	480,000	476,064
SEMICONDUCTORS — 1.8%
Altera Corp. 4.10%, 11/15/2023	316,000	327,417
Analog Devices, Inc.:
2.50%, 12/5/2021	499,000	486,315
2.85%, 3/12/2020	367,000	365,609
2.88%, 6/1/2023	397,000	385,570
2.95%, 1/12/2021	558,000	552,989
3.13%, 12/5/2023	910,000	881,845
3.50%, 12/5/2026	1,082,000	1,033,602
3.90%, 12/15/2025	650,000	639,022
Applied Materials, Inc.:
2.63%, 10/1/2020	419,000	415,849
3.30%, 4/1/2027	1,696,000	1,629,873
3.90%, 10/1/2025	880,000	886,274
4.30%, 6/15/2021	905,000	932,231
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	743,000	726,112
2.38%, 1/15/2020	2,837,000	2,802,843
2.65%, 1/15/2023	3,561,000	3,300,370
3.00%, 1/15/2022	2,497,000	2,401,015
3.13%, 1/15/2025	305,000	273,701
3.50%, 1/15/2028	1,290,000	1,112,354
3.63%, 1/15/2024	3,210,000	3,035,440
3.88%, 1/15/2027	5,972,000	5,354,734
Intel Corp.:
1.70%, 5/19/2021	1,053,000	1,023,147
1.85%, 5/11/2020	1,110,000	1,097,335
2.35%, 5/11/2022	965,000	943,616
2.45%, 7/29/2020	1,467,000	1,459,782
2.60%, 5/19/2026	1,111,000	1,043,140
2.70%, 12/15/2022	1,238,000	1,218,105
2.88%, 5/11/2024	4,452,000	4,342,036
3.10%, 7/29/2022	353,000	353,307

275

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 5/11/2027 (a)	$ 735,000	$ 716,691
3.30%, 10/1/2021	1,667,000	1,684,270
3.70%, 7/29/2025	1,979,000	1,997,583
KLA-Tencor Corp.:
4.13%, 11/1/2021	921,000	934,640
4.65%, 11/1/2024	827,000	846,914
Lam Research Corp.:
2.75%, 3/15/2020	310,000	308,103
2.80%, 6/15/2021	955,000	941,726
3.80%, 3/15/2025	94,000	93,287
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	426,000	425,399
4.88%, 6/22/2028	576,000	566,260
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	270,000	265,542
3.45%, 6/15/2027	1,343,000	1,243,417
Micron Technology, Inc. 5.50%, 2/1/2025	573,000	562,102
NVIDIA Corp.:
2.20%, 9/16/2021	1,039,000	1,015,030
3.20%, 9/16/2026	1,456,000	1,383,433
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (d)	1,350,000	1,359,086
5.35%, 3/1/2026 (d)	1,250,000	1,275,225
5.55%, 12/1/2028 (d)	665,000	681,559
QUALCOMM, Inc.:
2.25%, 5/20/2020	2,624,000	2,587,159
2.60%, 1/30/2023	1,208,000	1,161,758
2.90%, 5/20/2024	1,861,000	1,771,281
3.00%, 5/20/2022	2,524,000	2,486,493
3.25%, 5/20/2027	1,617,000	1,504,424
3.45%, 5/20/2025	1,929,000	1,855,370
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (d)	250,000	250,130
Texas Instruments, Inc.:
1.75%, 5/1/2020	308,000	303,608
1.85%, 5/15/2022	780,000	751,780
2.25%, 5/1/2023	611,000	588,888
2.63%, 5/15/2024	398,000	384,408
2.75%, 3/12/2021	297,000	295,904
2.90%, 11/3/2027	633,000	602,224
Xilinx, Inc.:
2.95%, 6/1/2024	1,450,000	1,384,388
3.00%, 3/15/2021	231,000	230,196
		71,481,911
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	1,053,000	983,818
SOFTWARE — 2.5%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	557,000	542,100
2.60%, 6/15/2022	798,000	772,608
3.40%, 9/15/2026	890,000	836,333
Security Description	Principal Amount	Value
3.40%, 6/15/2027	$ 1,095,000	$ 1,021,033
Adobe, Inc.:
3.25%, 2/1/2025	724,000	712,293
4.75%, 2/1/2020	1,028,000	1,048,550
Autodesk, Inc.:
3.50%, 6/15/2027	896,000	835,583
3.60%, 12/15/2022	202,000	200,065
4.38%, 6/15/2025	1,405,000	1,411,140
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	482,000	456,035
3.95%, 9/1/2020	539,000	544,158
CA, Inc.:
3.60%, 8/1/2020	238,000	237,431
3.60%, 8/15/2022	2,960,000	2,891,210
4.70%, 3/15/2027	570,000	542,361
Cadence Design Systems, Inc. 4.38%, 10/15/2024	369,000	371,063
Citrix Systems, Inc. 4.50%, 12/1/2027	743,000	707,581
Electronic Arts, Inc.:
3.70%, 3/1/2021	625,000	629,750
4.80%, 3/1/2026	600,000	616,224
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	954,000	920,410
3.00%, 8/15/2026	1,300,000	1,194,739
3.50%, 4/15/2023	472,000	468,290
3.63%, 10/15/2020	673,000	674,958
3.88%, 6/5/2024	302,000	301,716
4.50%, 10/15/2022	1,148,000	1,181,326
5.00%, 10/15/2025	544,000	565,379
Series 10Y, 4.25%, 5/15/2028	580,000	576,642
Fiserv, Inc.:
2.70%, 6/1/2020	853,000	845,877
3.50%, 10/1/2022	828,000	823,256
3.80%, 10/1/2023	375,000	376,755
3.85%, 6/1/2025	1,179,000	1,171,454
4.20%, 10/1/2028	1,280,000	1,277,798
4.75%, 6/15/2021	500,000	514,860
Microsoft Corp.:
1.55%, 8/8/2021	4,943,000	4,801,828
1.85%, 2/6/2020	2,393,000	2,375,148
1.85%, 2/12/2020	1,167,000	1,157,139
2.00%, 11/3/2020	1,493,000	1,476,682
2.00%, 8/8/2023	2,132,000	2,044,354
2.13%, 11/15/2022	270,000	262,931
2.38%, 2/12/2022	2,297,000	2,269,206
2.38%, 5/1/2023	1,063,000	1,039,072
2.40%, 2/6/2022	3,085,000	3,050,201
2.40%, 8/8/2026	1,997,000	1,862,802
2.65%, 11/3/2022	2,558,000	2,539,199
2.70%, 2/12/2025	1,693,000	1,640,737
2.88%, 2/6/2024	2,227,000	2,202,859
3.00%, 10/1/2020	741,000	745,935

276

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 11/3/2025	$ 3,444,000	$ 3,408,424
3.30%, 2/6/2027	4,118,000	4,081,473
3.63%, 12/15/2023	2,071,000	2,132,177
4.00%, 2/8/2021	462,000	475,675
Oracle Corp.:
1.90%, 9/15/2021	4,762,000	4,606,473
2.40%, 9/15/2023	1,995,000	1,915,140
2.50%, 5/15/2022	2,649,000	2,592,073
2.50%, 10/15/2022	2,358,000	2,294,428
2.63%, 2/15/2023	2,261,000	2,204,498
2.65%, 7/15/2026	4,991,000	4,633,345
2.80%, 7/8/2021	1,353,000	1,347,142
2.95%, 11/15/2024	2,456,000	2,386,888
2.95%, 5/15/2025	2,754,000	2,649,376
3.25%, 11/15/2027	1,383,000	1,333,834
3.40%, 7/8/2024	2,275,000	2,270,382
3.63%, 7/15/2023	993,000	1,008,034
3.88%, 7/15/2020	1,000,000	1,014,990
salesforce.com, Inc.:
3.25%, 4/11/2023	765,000	768,052
3.70%, 4/11/2028	1,303,000	1,308,720
VMware, Inc.:
2.30%, 8/21/2020	1,566,000	1,533,662
2.95%, 8/21/2022	1,611,000	1,536,958
3.90%, 8/21/2027	1,040,000	923,166
		99,161,981
TELECOMMUNICATIONS — 2.9%
America Movil SAB de CV:
3.13%, 7/16/2022	2,339,000	2,292,501
5.00%, 3/30/2020	1,396,000	1,420,318
AT&T, Inc.:
2.45%, 6/30/2020	3,178,000	3,140,214
2.63%, 12/1/2022	1,690,000	1,622,958
2.80%, 2/17/2021	1,449,000	1,430,424
3.00%, 2/15/2022	948,000	931,457
3.00%, 6/30/2022	2,781,000	2,714,506
3.20%, 3/1/2022	1,475,000	1,455,220
3.40%, 5/15/2025	5,305,000	4,997,469
3.60%, 2/17/2023	1,045,000	1,038,302
3.80%, 3/15/2022	531,000	533,246
3.80%, 3/1/2024	1,343,000	1,328,778
3.88%, 8/15/2021	1,112,000	1,121,752
3.90%, 3/11/2024 (a)	2,034,000	2,021,450
3.95%, 1/15/2025	1,435,000	1,401,048
4.10%, 2/15/2028	2,297,000	2,208,313
4.13%, 2/17/2026	3,587,000	3,507,656
4.25%, 3/1/2027	1,781,000	1,742,548
4.45%, 5/15/2021	1,354,000	1,384,655
4.45%, 4/1/2024	929,000	942,610
4.60%, 2/15/2021	854,000	872,156
5.00%, 3/1/2021	1,564,000	1,617,285
5.20%, 3/15/2020	1,164,000	1,190,015
7.13%, 3/15/2026	151,000	175,305
Security Description	Principal Amount	Value
British Telecommunications PLC:
4.50%, 12/4/2023	$ 750,000	$ 759,142
5.13%, 12/4/2028	1,000,000	1,004,960
Cisco Systems, Inc.:
1.85%, 9/20/2021	1,970,000	1,915,569
2.20%, 2/28/2021	3,105,000	3,064,076
2.20%, 9/20/2023	814,000	779,910
2.45%, 6/15/2020	2,632,000	2,616,761
2.50%, 9/20/2026	1,327,000	1,235,862
2.60%, 2/28/2023	752,000	736,734
2.90%, 3/4/2021	224,000	224,110
2.95%, 2/28/2026	576,000	556,122
3.00%, 6/15/2022	374,000	373,619
3.50%, 6/15/2025	82,000	82,326
3.63%, 3/4/2024	999,000	1,018,940
4.45%, 1/15/2020	2,090,000	2,121,768
Juniper Networks, Inc.:
3.30%, 6/15/2020	50,000	50,154
4.35%, 6/15/2025	307,000	309,950
4.50%, 3/15/2024	839,000	844,437
4.60%, 3/15/2021	115,000	118,301
Motorola Solutions, Inc.:
3.50%, 9/1/2021	413,000	410,890
3.50%, 3/1/2023	488,000	471,535
3.75%, 5/15/2022	925,000	916,046
4.00%, 9/1/2024	442,000	430,172
4.60%, 2/23/2028	1,088,000	1,054,065
7.50%, 5/15/2025	635,000	717,715
Orange SA 4.13%, 9/14/2021	850,000	867,204
Rogers Communications, Inc.:
2.90%, 11/15/2026	825,000	765,369
3.00%, 3/15/2023 (a)	781,000	765,770
3.63%, 12/15/2025	697,000	679,714
4.10%, 10/1/2023	972,000	989,768
Telefonica Emisiones SA:
4.10%, 3/8/2027	779,000	752,600
4.57%, 4/27/2023	649,000	666,426
Telefonica Emisiones SAU:
5.13%, 4/27/2020	1,484,000	1,516,618
5.46%, 2/16/2021	1,934,000	2,004,088
TELUS Corp.:
2.80%, 2/16/2027	222,000	204,557
3.70%, 9/15/2027	755,000	739,062
Verizon Communications, Inc.:
2.45%, 11/1/2022	1,611,000	1,560,463
2.63%, 2/21/2020	4,898,000	4,879,241
2.63%, 8/15/2026	2,168,000	1,963,818
2.95%, 3/15/2022	1,795,000	1,775,345
3.00%, 11/1/2021	100,000	99,500
3.13%, 3/16/2022	2,184,000	2,171,180
3.38%, 2/15/2025	3,543,000	3,436,816
3.45%, 3/15/2021	2,042,000	2,056,396
3.50%, 11/1/2021	374,000	377,927

277

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2024	$ 3,015,000	$ 2,975,292
4.13%, 3/16/2027	3,748,000	3,753,547
4.15%, 3/15/2024	100,000	102,249
4.33%, 9/21/2028	3,982,000	3,996,574
4.60%, 4/1/2021	839,000	865,907
5.15%, 9/15/2023	4,176,000	4,448,359
Vodafone Group PLC:
2.50%, 9/26/2022	864,000	826,727
2.95%, 2/19/2023	2,915,000	2,805,075
3.75%, 1/16/2024	2,281,000	2,243,227
4.13%, 5/30/2025	1,104,000	1,090,741
4.38%, 3/16/2021	545,000	556,837
4.38%, 5/30/2028	839,000	813,276
		115,653,023
TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	1,562,000	1,535,540
3.25%, 6/1/2022	165,000	163,842
3.70%, 4/1/2027	504,000	491,334
Mohawk Industries, Inc. 3.85%, 2/1/2023	233,000	232,800
		2,423,516
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc.:
3.15%, 5/15/2021	400,000	397,564
3.50%, 9/15/2027	575,000	524,780
		922,344
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	412,000	444,927
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	347,000	344,401
3.00%, 4/1/2025	1,727,000	1,676,451
3.05%, 3/15/2022	712,000	711,124
3.05%, 9/1/2022	1,084,000	1,078,287
3.25%, 6/15/2027	567,000	557,815
3.40%, 9/1/2024	619,000	619,347
3.45%, 9/15/2021	471,000	474,679
3.65%, 9/1/2025	674,000	679,250
3.75%, 4/1/2024	1,000,000	1,025,390
3.85%, 9/1/2023	987,000	1,015,169
Canadian National Railway Co.:
2.40%, 2/3/2020	792,000	787,208
2.75%, 3/1/2026	517,000	494,893
2.85%, 12/15/2021	544,000	540,143
2.95%, 11/21/2024	430,000	417,741
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	1,796,000	1,719,472
4.00%, 6/1/2028	105,000	106,215
4.45%, 3/15/2023	199,000	205,790
Security Description	Principal Amount	Value
4.50%, 1/15/2022	$ 60,000	$ 62,087
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	990,000	987,594
CSX Corp.:
2.60%, 11/1/2026	864,000	781,514
3.25%, 6/1/2027	964,000	910,941
3.35%, 11/1/2025	732,000	708,137
3.40%, 8/1/2024	478,000	475,605
3.70%, 10/30/2020	604,000	609,370
3.70%, 11/1/2023	802,000	811,303
3.80%, 3/1/2028	350,000	343,266
4.25%, 6/1/2021	542,000	554,005
FedEx Corp.:
2.30%, 2/1/2020	530,000	526,046
2.63%, 8/1/2022	597,000	580,141
3.20%, 2/1/2025	682,000	655,402
3.25%, 4/1/2026	407,000	386,719
3.30%, 3/15/2027	921,000	869,212
3.40%, 2/15/2028	954,000	899,670
4.00%, 1/15/2024	287,000	291,506
4.20%, 10/17/2028 (a)	861,000	856,471
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	204,000	202,558
Kansas City Southern 3.00%, 5/15/2023	211,000	205,246
Kirby Corp. 4.20%, 3/1/2028	737,000	713,254
Norfolk Southern Corp.:
2.90%, 2/15/2023	661,000	648,943
2.90%, 6/15/2026	1,837,000	1,729,425
3.00%, 4/1/2022	360,000	357,448
3.15%, 6/1/2027	565,000	536,230
3.25%, 12/1/2021	574,000	575,165
3.65%, 8/1/2025	630,000	631,871
3.80%, 8/1/2028	515,000	512,543
3.85%, 1/15/2024	100,000	101,276
Norfolk Southern Railway Co. 9.75%, 6/15/2020	240,000	262,603
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	442,000	427,728
Series MTN, 2.50%, 5/11/2020	225,000	222,257
Series MTN, 2.50%, 9/1/2022	290,000	278,084
Series MTN, 2.65%, 3/2/2020	331,000	328,306
Series MTN, 2.80%, 3/1/2022	590,000	573,911
Series MTN, 2.88%, 9/1/2020	268,000	265,599
Series MTN, 3.40%, 3/1/2023	1,095,000	1,079,582
Series MTN, 3.45%, 11/15/2021	50,000	49,847
Series MTN, 3.50%, 6/1/2021	485,000	484,568
Series MTN, 3.75%, 6/9/2023 (a)	858,000	853,333
Series MTN, 3.88%, 12/1/2023	750,000	752,085
Union Pacific Corp.:
2.75%, 4/15/2023	340,000	331,371

278

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 3/1/2026	$ 778,000	$ 725,462
2.95%, 1/15/2023	1,325,000	1,297,082
3.00%, 4/15/2027	549,000	519,156
3.20%, 6/8/2021	485,000	486,761
3.25%, 1/15/2025	420,000	408,509
3.25%, 8/15/2025	950,000	920,113
3.50%, 6/8/2023	725,000	726,892
3.65%, 2/15/2024	415,000	417,013
3.75%, 3/15/2024	633,000	639,026
3.75%, 7/15/2025	386,000	389,432
3.95%, 9/10/2028	406,000	405,765
4.00%, 2/1/2021	202,000	205,432
4.16%, 7/15/2022	779,000	798,070
United Parcel Service of America, Inc. 8.38%, 4/1/2020	400,000	426,164
United Parcel Service, Inc.:
2.05%, 4/1/2021	744,000	729,804
2.35%, 5/16/2022	767,000	747,610
2.40%, 11/15/2026	553,000	505,851
2.45%, 10/1/2022	994,000	970,194
2.50%, 4/1/2023	726,000	706,536
2.80%, 11/15/2024	1,262,000	1,217,262
3.05%, 11/15/2027	614,000	584,534
3.13%, 1/15/2021	1,182,000	1,191,172
		51,348,364
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.60%, 3/30/2020	179,000	176,899
3.25%, 3/30/2025	200,000	187,520
3.25%, 9/15/2026	250,000	229,010
3.50%, 3/15/2028	1,780,000	1,626,297
3.85%, 3/30/2027	1,040,000	985,764
4.35%, 2/15/2024	940,000	949,879
4.85%, 6/1/2021	175,000	180,113
		4,335,482
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	713,000	671,953
3.40%, 3/1/2025	540,000	534,443
3.75%, 9/1/2028	707,000	708,365
3.85%, 3/1/2024	595,000	604,675
United Utilities PLC 6.88%, 8/15/2028 (a)	443,000	520,086
		3,039,522
TOTAL CORPORATE BONDS & NOTES (Cost $4,016,453,294)		3,945,706,085

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	16,085,239	$ 16,085,239
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	13,883,733	13,883,733
TOTAL SHORT-TERM INVESTMENTS (Cost $29,968,972)		29,968,972
TOTAL INVESTMENTS — 99.3% (Cost $4,046,422,266)		3,975,675,057
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		28,017,906
NET ASSETS — 100.0%		$ 4,003,692,963
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
ISDA	= International Swaps and Derivatives Association
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

279

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,945,706,085	$—	$3,945,706,085
Short-Term Investments	29,968,972	—	—	29,968,972
TOTAL INVESTMENTS	$29,968,972	$3,945,706,085	$—	$3,975,675,057
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,998,714	$14,998,714	$194,674,581	$193,588,056	$—	$—	16,085,239	$16,085,239	$ 59,869	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,583,198	18,583,198	72,003,071	76,702,536	—	—	13,883,733	13,883,733	53,780	—
Total		$33,581,912	$266,677,652	$270,290,592	$—	$—		$29,968,972	$113,649	$—
280	SARSPIB

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 110,000	$ 105,048
WPP Finance 2010:
5.13%, 9/7/2042	180,000	165,330
5.63%, 11/15/2043	158,000	154,408
		424,786
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
3.38%, 6/15/2046	37,000	32,565
3.55%, 3/1/2038	100,000	93,274
3.63%, 3/1/2048	55,000	50,416
3.65%, 3/1/2047	14,000	12,878
3.85%, 11/1/2048	75,000	71,459
6.13%, 2/15/2033	154,000	191,554
6.63%, 2/15/2038	231,000	302,816
General Dynamics Corp. 3.60%, 11/15/2042	95,000	89,887
Harris Corp.:
4.85%, 4/27/2035	200,000	199,896
5.05%, 4/27/2045	150,000	152,666
6.15%, 12/15/2040	50,000	57,140
Lockheed Martin Corp.:
3.60%, 3/1/2035	41,000	38,046
3.80%, 3/1/2045	139,000	127,310
4.07%, 12/15/2042	172,000	164,346
4.09%, 9/15/2052	383,000	358,622
4.50%, 5/15/2036	64,000	65,535
4.70%, 5/15/2046	290,000	302,690
5.72%, 6/1/2040	25,000	29,154
Series B, 6.15%, 9/1/2036	420,000	506,457
Northrop Grumman Corp.:
3.85%, 4/15/2045	119,000	105,015
4.03%, 10/15/2047	356,000	323,487
4.75%, 6/1/2043	278,000	280,155
5.05%, 11/15/2040	196,000	204,685
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	58,000	76,339
Raytheon Co.:
4.20%, 12/15/2044	42,000	42,681
4.70%, 12/15/2041	160,000	174,605
4.88%, 10/15/2040	147,000	161,981
7.20%, 8/15/2027	30,000	37,566
Rockwell Collins, Inc.:
4.35%, 4/15/2047	210,000	192,116
4.80%, 12/15/2043	175,000	174,451
United Technologies Corp.:
3.75%, 11/1/2046	5,000	4,277
4.05%, 5/4/2047	130,000	115,033
4.45%, 11/16/2038	75,000	72,356
4.50%, 6/1/2042	401,000	381,102
4.63%, 11/16/2048	615,000	594,219
Security Description	Principal Amount	Value
5.40%, 5/1/2035	$ 301,000	$ 318,175
5.70%, 4/15/2040	373,000	407,868
6.05%, 6/1/2036	263,000	294,436
6.13%, 7/15/2038	237,000	268,412
6.70%, 8/1/2028	50,000	58,750
7.50%, 9/15/2029	280,000	352,064
		7,486,484
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.88%, 9/16/2046	241,000	183,767
4.25%, 8/9/2042	443,000	357,023
4.50%, 5/2/2043	181,000	150,623
5.38%, 1/31/2044	294,000	274,143
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	249,000	224,523
4.02%, 4/16/2043	86,000	81,149
4.50%, 3/15/2049	235,000	240,631
4.54%, 3/26/2042	40,000	40,606
5.38%, 9/15/2035	215,000	241,460
BAT Capital Corp.:
4.39%, 8/15/2037	331,000	272,016
4.54%, 8/15/2047	567,000	453,730
Philip Morris International, Inc.:
3.88%, 8/21/2042	63,000	53,966
4.13%, 3/4/2043	163,000	144,816
4.25%, 11/10/2044	179,000	162,704
4.38%, 11/15/2041	100,000	91,127
4.50%, 3/20/2042	176,000	163,559
4.88%, 11/15/2043	280,000	275,276
6.38%, 5/16/2038	498,000	573,173
Reynolds American, Inc.:
5.70%, 8/15/2035	170,000	165,787
5.85%, 8/15/2045	398,000	367,083
6.15%, 9/15/2043	476,000	456,684
7.25%, 6/15/2037	50,000	54,226
		5,028,072
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	10,888	10,518
American Airlines 2015-2 Pass Through Trust, Class AA Series AA, 3.60%, 3/22/2029	1,763	1,702
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	93,151	89,662
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	33,281	31,169
American Airlines 2016-3 Pass Through Trust, Class AA Series AA, 3.00%, 4/15/2030	43,342	40,300
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	121,935	117,548

281

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	$ 7,784	$ 7,347
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	58,806	58,363
United Airlines 2014-2 Pass Through Trust Class A Series A, 3.75%, 3/3/2028	43,955	43,388
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	115,000	109,689
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	6,465	6,398
		516,084
APPAREL — 0.2%
NIKE, Inc.:
3.38%, 11/1/2046	155,000	135,943
3.63%, 5/1/2043	313,000	288,889
3.88%, 11/1/2045	83,000	79,476
VF Corp. 6.45%, 11/1/2037	51,000	62,618
		566,926
AUTO MANUFACTURERS — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	305,000	413,836
Ford Motor Co.:
4.75%, 1/15/2043	423,000	327,884
5.29%, 12/8/2046	48,000	39,404
6.63%, 10/1/2028	269,000	272,798
7.40%, 11/1/2046	223,000	227,772
General Motors Co.:
5.00%, 4/1/2035	248,000	219,981
5.15%, 4/1/2038	158,000	136,658
5.20%, 4/1/2045	159,000	131,840
5.40%, 4/1/2048	83,000	72,792
5.95%, 4/1/2049	250,000	226,175
6.25%, 10/2/2043	521,000	488,969
6.60%, 4/1/2036	192,000	185,643
6.75%, 4/1/2046	400,000	387,708
		3,131,460
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	214,000	189,563
BorgWarner, Inc. 4.38%, 3/15/2045	314,000	284,839
		474,402
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	271,000	297,851
Security Description	Principal Amount	Value
7.75%, 5/14/2038	$ 567,000	$ 730,585
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a)	390,000	347,151
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (a)	353,000	334,679
Series L, 4.75%, 4/21/2045	158,000	154,905
Series MTN, 4.88%, 4/1/2044	155,000	158,895
Series MTN, 5.00%, 1/21/2044	385,000	398,032
Series MTN, 5.88%, 2/7/2042	299,000	345,710
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (a)	326,000	314,890
Bank of America NA Series BKNT, 6.00%, 10/15/2036	755,000	868,069
Bank of New York Mellon Corp. Series MTN, 3.30%, 8/23/2029	152,000	142,748
Bank One Corp.:
7.63%, 10/15/2026	51,000	61,325
8.00%, 4/29/2027	73,000	90,149
Barclays PLC:
4.95%, 1/10/2047	367,000	325,584
5.25%, 8/17/2045	231,000	213,116
Citigroup, Inc.:
4.65%, 7/30/2045	166,000	161,777
4.65%, 7/23/2048	450,000	440,005
4.75%, 5/18/2046	353,000	327,319
5.30%, 5/6/2044	143,000	141,497
5.88%, 2/22/2033	231,000	249,316
5.88%, 1/30/2042	44,000	49,613
6.00%, 10/31/2033	272,000	295,691
6.13%, 8/25/2036	250,000	273,625
6.63%, 6/15/2032	192,000	222,394
6.68%, 9/13/2043	710,000	831,055
8.13%, 7/15/2039	571,000	792,268
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (a)	150,000	134,119
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (a)	9,000	8,397
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	520,000	535,408
5.75%, 12/1/2043	151,000	165,682
Series MTN, 5.25%, 5/24/2041	372,000	409,070
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	351,000	346,297
Fifth Third Bancorp 8.25%, 3/1/2038	250,000	332,092
First Republic Bank Series BKNT, 4.38%, 8/1/2046	37,000	34,421
Goldman Sachs Capital I 6.35%, 2/15/2034	450,000	503,325
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	282,000	268,281
5.15%, 5/22/2045	292,000	275,149
6.25%, 2/1/2041	668,000	760,324
6.45%, 5/1/2036	296,000	325,991

282

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 10/1/2037	$ 703,000	$ 796,281
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (a)	91,000	79,951
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	535,000	493,912
Series MTN, 4.80%, 7/8/2044	1,159,000	1,103,113
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	300,000	325,632
Series BKNT, 5.88%, 11/1/2034	279,000	312,011
Series BKNT, 7.00%, 1/15/2039	292,000	368,262
HSBC Holdings PLC:
5.25%, 3/14/2044	214,000	212,772
6.50%, 5/2/2036	266,000	303,099
6.50%, 9/15/2037	708,000	809,294
6.80%, 6/1/2038	369,000	435,660
7.63%, 5/17/2032	71,000	88,688
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	110,497
JPMorgan Chase & Co.:
4.85%, 2/1/2044	373,000	381,501
4.95%, 6/1/2045	297,000	302,411
5.40%, 1/6/2042	385,000	423,781
5.50%, 10/15/2040	196,000	216,607
5.60%, 7/15/2041	635,000	717,620
5.63%, 8/16/2043	443,000	480,903
6.40%, 5/15/2038	360,000	440,003
8.75%, 9/1/2030	25,000	32,143
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (a)	643,000	564,695
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (a)	360,000	325,861
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (a)	434,000	384,936
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (a)	560,000	502,085
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (a)	211,000	195,759
Lloyds Banking Group PLC:
4.34%, 1/9/2048	366,000	287,573
5.30%, 12/1/2045	242,000	221,193
Mitsubishi UFJ Financial Group, Inc. 4.29%, 7/26/2038	140,000	140,188
Morgan Stanley:
4.30%, 1/27/2045	373,000	352,556
4.38%, 1/22/2047	864,000	818,338
6.38%, 7/24/2042	668,000	816,116
7.25%, 4/1/2032	185,000	233,498
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (a)	436,000	424,559
Regions Financial Corp. 7.38%, 12/10/2037	65,000	81,728
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (a)	350,000	337,932
Wachovia Corp.:
5.50%, 8/1/2035	157,000	167,081
Security Description	Principal Amount	Value
7.50%, 4/15/2035	$ 130,000	$ 163,111
7.57%, 8/1/2026 (b)	38,000	44,743
Wells Fargo & Co.:
3.90%, 5/1/2045	325,000	298,275
5.38%, 2/7/2035	150,000	165,672
5.38%, 11/2/2043	405,000	422,326
5.61%, 1/15/2044	501,000	543,134
Series GMTN, 4.90%, 11/17/2045	593,000	577,588
Series MTN, 4.40%, 6/14/2046	332,000	305,988
Series MTN, 4.65%, 11/4/2044	498,000	470,530
Series MTN, 4.75%, 12/7/2046	610,000	588,723
Wells Fargo Bank NA:
5.95%, 8/26/2036	159,000	183,176
Series BKNT, 5.85%, 2/1/2037	405,000	457,233
Series BKNT, 6.60%, 1/15/2038	110,000	135,439
Wells Fargo Capital X 5.95%, 12/1/2086	328,000	337,263
		31,648,245
BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036 (c)	522,000	481,629
4.90%, 2/1/2046 (c)	1,964,000	1,817,250
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	115,000	93,815
4.63%, 2/1/2044	1,020,000	908,116
4.70%, 2/1/2036	250,000	229,428
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 4/15/2038	445,000	398,257
4.44%, 10/6/2048	380,000	327,841
4.60%, 4/15/2048	682,000	610,308
4.75%, 4/15/2058	257,000	223,498
4.95%, 1/15/2042	449,000	418,800
5.88%, 6/15/2035	140,000	150,724
8.00%, 11/15/2039	342,000	433,441
8.20%, 1/15/2039	646,000	841,015
Brown-Forman Corp.:
4.00%, 4/15/2038	96,000	93,907
4.50%, 7/15/2045	126,000	133,067
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	125,254
Constellation Brands, Inc.:
4.50%, 5/9/2047	30,000	26,879
5.25%, 11/15/2048	295,000	295,788
Diageo Capital PLC:
3.88%, 4/29/2043	51,000	49,308
5.88%, 9/30/2036	101,000	121,312
Diageo Investment Corp.:
4.25%, 5/11/2042	100,000	100,914
7.45%, 4/15/2035	183,000	251,513

283

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	$ 73,000	$ 69,869
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	176,000	154,632
4.50%, 11/15/2045	177,000	155,510
4.99%, 5/25/2038 (c)	100,000	96,838
Molson Coors Brewing Co.:
4.20%, 7/15/2046	392,000	325,752
5.00%, 5/1/2042	315,000	297,552
PepsiCo, Inc.:
3.45%, 10/6/2046	278,000	248,799
3.60%, 8/13/2042	150,000	138,612
4.00%, 5/2/2047 (d)	173,000	168,985
4.25%, 10/22/2044	435,000	441,342
4.45%, 4/14/2046	220,000	229,940
4.60%, 7/17/2045	221,000	236,505
		10,696,400
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	351,000	328,866
4.56%, 6/15/2048	250,000	239,795
4.66%, 6/15/2051	718,000	679,968
4.95%, 10/1/2041	176,000	178,035
5.15%, 11/15/2041	222,000	228,795
5.65%, 6/15/2042	336,000	372,654
5.75%, 3/15/2040	150,000	167,470
6.40%, 2/1/2039	51,000	60,845
6.90%, 6/1/2038	81,000	101,461
Baxalta, Inc. 5.25%, 6/23/2045	247,000	261,393
Biogen, Inc. 5.20%, 9/15/2045	347,000	355,689
Celgene Corp.:
4.35%, 11/15/2047	451,000	381,911
4.55%, 2/20/2048	207,000	179,902
4.63%, 5/15/2044	350,000	309,099
5.00%, 8/15/2045	264,000	243,743
5.25%, 8/15/2043	230,000	220,926
Genentech, Inc. 5.25%, 7/15/2035	153,000	174,487
Gilead Sciences, Inc.:
4.00%, 9/1/2036	161,000	148,432
4.15%, 3/1/2047	540,000	495,817
4.50%, 2/1/2045	444,000	427,199
4.60%, 9/1/2035	435,000	434,504
4.75%, 3/1/2046	512,000	508,201
4.80%, 4/1/2044	209,000	208,668
5.65%, 12/1/2041	148,000	164,054
		6,871,914
BUILDING MATERIALS — 0.4%
Johnson Controls International PLC:
4.50%, 2/15/2047	179,000	164,906
Security Description	Principal Amount	Value
4.63%, 7/2/2044 (b)	$ 35,000	$ 32,877
4.95%, 7/2/2064 (b)	73,000	67,559
6.00%, 1/15/2036	129,000	146,756
Lafarge SA 7.13%, 7/15/2036	274,000	321,769
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	300,000	245,256
Masco Corp. 7.75%, 8/1/2029	19,000	22,357
Owens Corning:
4.30%, 7/15/2047	422,000	315,188
7.00%, 12/1/2036	51,000	57,122
		1,373,790
CHEMICALS — 1.7%
Albemarle Corp. 5.45%, 12/1/2044	107,000	106,525
Dow Chemical Co 5.55%, 11/30/2048 (c)	300,000	304,968
Dow Chemical Co.:
4.25%, 10/1/2034	100,000	90,577
4.38%, 11/15/2042	225,000	197,896
4.63%, 10/1/2044	294,000	266,064
5.25%, 11/15/2041	150,000	147,243
7.38%, 11/1/2029	425,000	514,471
9.40%, 5/15/2039	313,000	448,110
DowDuPont, Inc.:
5.32%, 11/15/2038	265,000	273,265
5.42%, 11/15/2048	375,000	390,529
Eastman Chemical Co.:
4.65%, 10/15/2044	136,000	122,154
4.80%, 9/1/2042	179,000	165,530
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	192,000	176,519
5.00%, 9/26/2048	65,000	64,661
Lubrizol Corp. 6.50%, 10/1/2034	246,000	310,595
LYB International Finance B.V. 5.25%, 7/15/2043	214,000	205,673
LyondellBasell Industries NV 4.63%, 2/26/2055	324,000	273,106
Methanex Corp. 5.65%, 12/1/2044	221,000	199,251
Mosaic Co.:
4.88%, 11/15/2041	120,000	110,833
5.45%, 11/15/2033	62,000	63,732
Nutrien, Ltd.:
4.13%, 3/15/2035	194,000	176,098
4.90%, 6/1/2043	115,000	110,297
5.25%, 1/15/2045	128,000	129,741
6.13%, 1/15/2041	222,000	242,750
7.13%, 5/23/2036	15,000	18,050
Praxair, Inc. 3.55%, 11/7/2042	151,000	139,506

284

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Rohm & Haas Co. 7.85%, 7/15/2029	$ 160,000	$ 199,456
RPM International, Inc.:
4.25%, 1/15/2048	182,000	154,887
5.25%, 6/1/2045	150,000	150,688
Sherwin-Williams Co.:
4.00%, 12/15/2042	87,000	73,232
4.50%, 6/1/2047	135,000	121,724
4.55%, 8/1/2045	286,000	261,607
Westlake Chemical Corp.:
4.38%, 11/15/2047	180,000	149,416
5.00%, 8/15/2046	107,000	97,794
		6,456,948
COMMERCIAL SERVICES — 1.3%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	77,000	75,164
Boston University Series CC, 4.06%, 10/1/2048	25,000	24,782
California Institute of Technology:
4.32%, 8/1/2045	60,000	62,408
4.70%, 11/1/2111	84,000	87,147
Cleveland Clinic Foundation 4.86%, 1/1/2114	130,000	133,657
Ecolab, Inc.:
3.95%, 12/1/2047	50,000	46,952
5.50%, 12/8/2041	226,000	258,711
George Washington University:
4.87%, 9/15/2045	156,000	173,302
Series 2014, 4.30%, 9/15/2044	10,000	10,366
Series 2018, 4.13%, 9/15/2048	276,000	275,906
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	61,000	59,448
Massachusetts Institute of Technology:
3.89%, 7/1/2116	107,000	97,463
4.68%, 7/1/2114	161,000	179,019
5.60%, 7/1/2111	361,000	466,217
Moody's Corp.:
4.25%, 2/1/2029	100,000	101,949
4.88%, 12/17/2048	150,000	154,403
5.25%, 7/15/2044	346,000	375,846
Northwestern University Series 2017, 3.66%, 12/1/2057	197,000	189,896
President & Fellows of Harvard College 4.88%, 10/15/2040	117,000	134,481
President and Fellows of Harvard College 3.30%, 7/15/2056	169,000	148,203
Princeton University 5.70%, 3/1/2039	106,000	134,296
S&P Global, Inc. 6.55%, 11/15/2037	192,000	236,675
Security Description	Principal Amount	Value
University of Chicago 4.00%, 10/1/2053	$ 60,000	$ 58,099
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	50,269
Series 2017, 3.39%, 2/15/2048	271,000	256,802
University of Pennsylvania 4.67%, 9/1/2112	14,000	14,411
University of Southern California:
3.03%, 10/1/2039	419,000	380,456
Series 2017, 3.84%, 10/1/2047	42,000	42,669
Verisk Analytics, Inc. 5.50%, 6/15/2045	251,000	260,387
Western Union Co. 6.20%, 11/17/2036	266,000	255,267
William Marsh Rice University 3.57%, 5/15/2045	137,000	131,262
		4,875,913
COMPUTERS — 1.6%
Apple, Inc.:
3.45%, 2/9/2045	313,000	277,309
3.75%, 9/12/2047	379,000	350,188
3.75%, 11/13/2047	231,000	213,458
3.85%, 5/4/2043	594,000	564,282
3.85%, 8/4/2046	299,000	281,254
4.25%, 2/9/2047	443,000	443,381
4.38%, 5/13/2045	570,000	580,995
4.45%, 5/6/2044	182,000	187,784
4.50%, 2/23/2036	130,000	137,039
4.65%, 2/23/2046	903,000	954,742
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (c)	306,000	331,040
8.35%, 7/15/2046 (c)	278,000	301,177
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	407,000	380,867
HP, Inc. 6.00%, 9/15/2041	203,000	201,792
International Business Machines Corp.:
4.00%, 6/20/2042	219,000	198,451
4.70%, 2/19/2046 (d)	120,000	119,795
5.60%, 11/30/2039	165,000	182,714
5.88%, 11/29/2032	154,000	179,929
6.22%, 8/1/2027	30,000	34,441
6.50%, 1/15/2028	30,000	35,207
7.13%, 12/1/2096	200,000	256,638
		6,212,483
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (d)	30,000	28,502
Series MTN, 4.00%, 8/15/2045	173,000	172,543
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	150,000	155,092
6.00%, 5/15/2037	180,000	219,744
Procter & Gamble Co.:

285

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/25/2047	$ 54,000	$ 50,825
5.50%, 2/1/2034	77,000	90,988
5.55%, 3/5/2037 (d)	265,000	322,569
5.80%, 8/15/2034	40,000	48,987
Unilever Capital Corp. 5.90%, 11/15/2032	207,000	252,921
		1,342,171
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
4.20%, 5/15/2047	150,000	142,940
4.60%, 6/15/2045	244,000	250,922
		393,862
DIVERSIFIED FINANCIAL SERVICES — 1.2%
American Express Co. 4.05%, 12/3/2042	207,000	195,816
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	73,000	82,970
Brookfield Finance, Inc. 4.70%, 9/20/2047	192,000	176,412
Charles Schwab Corp 4.00%, 2/1/2029	200,000	203,432
CME Group, Inc.:
4.15%, 6/15/2048	75,000	75,941
5.30%, 9/15/2043	219,000	253,265
Credit Suisse USA, Inc. 7.13%, 7/15/2032	214,000	268,266
GE Capital International Funding Co. 4.42%, 11/15/2035	697,000	584,156
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	250,000	246,435
Invesco Finance PLC 5.38%, 11/30/2043	169,000	179,502
Jefferies Group LLC 6.50%, 1/20/2043	300,000	293,460
Legg Mason, Inc. 5.63%, 1/15/2044	97,000	95,628
Mastercard, Inc.:
3.80%, 11/21/2046	212,000	205,551
3.95%, 2/26/2048	45,000	44,762
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	37,000	37,942
4.40%, 11/1/2048	75,000	77,442
Series C, 8.00%, 3/1/2032	81,000	110,695
Raymond James Financial, Inc. 4.95%, 7/15/2046	265,000	256,149
Visa, Inc.:
3.65%, 9/15/2047	135,000	127,140
4.15%, 12/14/2035	329,000	340,772
4.30%, 12/14/2045	586,000	606,838
		4,462,574
Security Description	Principal Amount	Value
ELECTRIC — 11.5%
AEP Transmission Co. LLC:
3.75%, 12/1/2047	$ 164,000	$ 149,742
4.25%, 9/15/2048	35,000	35,066
Alabama Power Co.:
3.75%, 3/1/2045	51,000	46,487
3.85%, 12/1/2042	150,000	140,457
4.15%, 8/15/2044	140,000	136,437
4.30%, 1/2/2046	30,000	29,889
6.13%, 5/15/2038	223,000	271,155
Series A, 4.30%, 7/15/2048	30,000	30,113
Series B, 3.70%, 12/1/2047	150,000	137,402
Ameren Illinois Co.:
4.15%, 3/15/2046	152,000	151,977
4.50%, 3/15/2049	150,000	157,812
Appalachian Power Co.:
4.40%, 5/15/2044	150,000	144,995
7.00%, 4/1/2038	231,000	291,665
Arizona Public Service Co.:
4.20%, 8/15/2048	100,000	97,637
4.35%, 11/15/2045	142,000	144,628
4.50%, 4/1/2042	203,000	205,263
5.05%, 9/1/2041	64,000	69,114
Avista Corp. 4.35%, 6/1/2048	100,000	102,579
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	313,000	277,487
4.25%, 9/15/2048	100,000	99,182
6.35%, 10/1/2036	300,000	369,447
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	180,000	160,985
4.45%, 1/15/2049 (c)	550,000	543,763
4.50%, 2/1/2045	108,000	107,964
5.15%, 11/15/2043	98,000	105,320
5.95%, 5/15/2037	275,000	320,950
6.13%, 4/1/2036	208,000	248,080
Black Hills Corp.:
4.20%, 9/15/2046	137,000	126,704
4.35%, 5/1/2033	150,000	150,274
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	15,000	13,685
3.95%, 3/1/2048	125,000	120,895
Series K2, 6.95%, 3/15/2033	150,000	196,674
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	210,000	208,687
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	118,000	132,416
CMS Energy Corp. 4.88%, 3/1/2044	113,000	118,876
Commonwealth Edison Co.:
3.65%, 6/15/2046	40,000	36,366
3.70%, 3/1/2045	30,000	27,695
3.80%, 10/1/2042	141,000	133,368
4.00%, 3/1/2048	120,000	115,604
4.35%, 11/15/2045	195,000	196,724

286

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 8/15/2043	$ 74,000	$ 77,735
4.70%, 1/15/2044	139,000	148,052
5.90%, 3/15/2036	150,000	177,372
6.45%, 1/15/2038	83,000	104,816
Series 123, 3.75%, 8/15/2047	174,000	161,016
Connecticut Light & Power Co.:
4.00%, 4/1/2048	50,000	49,167
4.30%, 4/15/2044	186,000	189,688
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	250,000	228,882
4.45%, 3/15/2044	200,000	199,982
4.63%, 12/1/2054	193,000	188,416
5.70%, 6/15/2040	180,000	208,836
Series 05-A, 5.30%, 3/1/2035	236,000	257,436
Series 06-A, 5.85%, 3/15/2036	294,000	341,528
Series 09-C, 5.50%, 12/1/2039	100,000	113,003
Series 12-A, 4.20%, 3/15/2042	294,000	283,954
Series C, 4.00%, 11/15/2057	215,000	190,015
Series C, 4.30%, 12/1/2056	82,000	76,258
Series E, 4.65%, 12/1/2048	450,000	467,343
Consumers Energy Co.:
3.95%, 5/15/2043	51,000	49,464
3.95%, 7/15/2047	137,000	132,786
4.05%, 5/15/2048	100,000	98,698
4.35%, 4/15/2049	165,000	171,227
Delmarva Power & Light Co. 4.15%, 5/15/2045	173,000	168,767
Dominion Energy, Inc.:
4.70%, 12/1/2044	75,000	74,747
7.00%, 6/15/2038	138,000	172,039
Series C, 4.05%, 9/15/2042	330,000	298,775
Series C, 4.90%, 8/1/2041	47,000	47,613
Series E, 6.30%, 3/15/2033	25,000	29,566
Series F, 5.25%, 8/1/2033	190,000	204,113
DTE Electric Co.:
3.70%, 3/15/2045	76,000	70,638
3.70%, 6/1/2046	107,000	99,538
4.30%, 7/1/2044	109,000	111,158
Series A, 4.05%, 5/15/2048	300,000	296,637
DTE Energy Co. 6.38%, 4/15/2033	22,000	26,058
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	130,000	119,653
3.75%, 6/1/2045	93,000	85,811
3.88%, 3/15/2046	441,000	415,726
4.00%, 9/30/2042	99,000	95,137
6.05%, 4/15/2038	104,000	126,577
6.10%, 6/1/2037	190,000	228,965
6.45%, 10/15/2032	401,000	501,082
Series A, 6.00%, 12/1/2028	86,000	100,770
Duke Energy Corp.:
3.75%, 9/1/2046	55,000	47,809
3.95%, 8/15/2047	147,000	132,203
4.80%, 12/15/2045	222,000	226,245
Security Description	Principal Amount	Value
Duke Energy Florida LLC:
3.40%, 10/1/2046	$ 243,000	$ 211,546
3.85%, 11/15/2042	90,000	84,670
4.20%, 7/15/2048	150,000	149,252
5.65%, 4/1/2040	66,000	78,336
6.35%, 9/15/2037	86,000	107,646
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	46,091
Duke Energy Indiana LLC:
3.75%, 5/15/2046	37,000	33,966
6.12%, 10/15/2035	211,000	256,162
6.35%, 8/15/2038	148,000	186,344
6.45%, 4/1/2039	154,000	194,768
Series WWW, 4.90%, 7/15/2043	161,000	174,355
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	12,635
Duke Energy Progress LLC:
3.60%, 9/15/2047	25,000	22,361
3.70%, 10/15/2046	290,000	263,810
4.10%, 3/15/2043	275,000	267,605
4.15%, 12/1/2044	275,000	268,243
4.20%, 8/15/2045	25,000	24,828
4.38%, 3/30/2044	63,000	63,690
6.30%, 4/1/2038	165,000	205,174
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	37,998
6.00%, 5/15/2035	21,000	23,946
Emera US Finance L.P. 4.75%, 6/15/2046	304,000	292,253
Entergy Louisiana LLC:
4.00%, 3/15/2033	160,000	161,216
4.20%, 9/1/2048	200,000	197,380
Eversource Energy Series O, 4.25%, 4/1/2029	125,000	127,368
Exelon Corp.:
4.45%, 4/15/2046	25,000	23,811
4.95%, 6/15/2035	77,000	77,561
5.10%, 6/15/2045	101,000	103,932
5.63%, 6/15/2035	266,000	289,017
Exelon Generation Co. LLC 5.75%, 10/1/2041	235,000	232,728
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	169,000	168,383
Series C, 7.38%, 11/15/2031	416,000	525,965
Florida Power & Light Co.:
3.80%, 12/15/2042	135,000	128,579
3.95%, 3/1/2048	215,000	210,322
4.05%, 6/1/2042	116,000	115,346
4.13%, 2/1/2042	103,000	103,634
4.13%, 6/1/2048	327,000	328,465
4.95%, 6/1/2035	150,000	163,965
5.25%, 2/1/2041	111,000	128,159
5.63%, 4/1/2034	140,000	162,792
5.69%, 3/1/2040	134,000	163,389
5.95%, 2/1/2038	117,000	144,123

287

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.96%, 4/1/2039	$ 150,000	$ 185,967
Georgia Power Co.:
4.30%, 3/15/2042	367,000	338,271
Series 10-C, 4.75%, 9/1/2040	220,000	214,656
Iberdrola International B.V. 6.75%, 7/15/2036	61,000	72,879
Indiana Michigan Power Co.:
4.25%, 8/15/2048	50,000	49,373
6.05%, 3/15/2037	67,000	77,894
Series K, 4.55%, 3/15/2046	212,000	216,865
Series L, 3.75%, 7/1/2047	147,000	132,785
ITC Holdings Corp. 5.30%, 7/1/2043	100,000	108,975
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	81,953
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	14,497	15,508
Kansas City Power & Light Co.:
4.20%, 6/15/2047	209,000	202,157
Series B, 6.05%, 11/15/2035	30,000	35,988
Kentucky Utilities Co. 5.13%, 11/1/2040	176,000	197,887
MidAmerican Energy Co.:
3.65%, 8/1/2048	166,000	153,108
3.95%, 8/1/2047	95,000	92,117
4.25%, 5/1/2046	150,000	151,360
4.40%, 10/15/2044	165,000	169,859
4.80%, 9/15/2043	41,000	44,694
6.75%, 12/30/2031	37,000	47,762
Series MTN, 5.75%, 11/1/2035	266,000	316,112
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	315,000	291,057
National Grid USA 5.80%, 4/1/2035	238,000	269,464
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	129,000	165,065
Series R, 6.75%, 7/1/2037	324,000	419,561
Northern States Power Co.:
3.40%, 8/15/2042	150,000	135,896
4.00%, 8/15/2045	180,000	175,210
4.13%, 5/15/2044	30,000	29,843
5.35%, 11/1/2039	84,000	97,012
6.20%, 7/1/2037	333,000	418,634
6.25%, 6/1/2036	39,000	48,754
NorthWestern Corp. 4.18%, 11/15/2044	101,000	99,288
NSTAR Electric Co.:
4.40%, 3/1/2044	59,000	60,420
5.50%, 3/15/2040	122,000	140,032
Oglethorpe Power Corp.:
5.05%, 10/1/2048 (c)	210,000	213,730
5.38%, 11/1/2040	239,000	268,175
5.95%, 11/1/2039	175,000	207,511
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	232,000	227,557
Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	$ 174,000	$ 163,971
4.10%, 11/15/2048 (c)	50,000	49,704
4.55%, 12/1/2041	246,000	257,670
5.30%, 6/1/2042	241,000	278,902
7.25%, 1/15/2033	112,000	148,901
7.50%, 9/1/2038	64,000	89,261
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	13,426
4.00%, 12/1/2046	242,000	182,616
4.25%, 3/15/2046	254,000	198,062
4.45%, 4/15/2042	143,000	114,657
4.60%, 6/15/2043	150,000	122,148
4.75%, 2/15/2044	73,000	60,232
5.13%, 11/15/2043	96,000	82,973
5.40%, 1/15/2040	288,000	254,399
5.80%, 3/1/2037	128,000	118,627
6.05%, 3/1/2034	587,000	548,458
6.25%, 3/1/2039	44,000	41,323
6.35%, 2/15/2038	210,000	201,764
PacifiCorp:
4.13%, 1/15/2049	100,000	98,559
5.25%, 6/15/2035	50,000	55,396
5.75%, 4/1/2037	350,000	412,653
6.00%, 1/15/2039	25,000	30,691
6.10%, 8/1/2036	147,000	177,570
6.25%, 10/15/2037	83,000	103,105
6.35%, 7/15/2038	195,000	245,640
PECO Energy Co.:
3.70%, 9/15/2047	52,000	47,723
3.90%, 3/1/2048	125,000	119,188
4.15%, 10/1/2044	76,000	75,189
Potomac Electric Power Co.:
4.15%, 3/15/2043	166,000	162,718
7.90%, 12/15/2038	76,000	108,493
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	10,000	8,856
4.70%, 6/1/2043	308,000	301,202
5.00%, 3/15/2044	200,000	205,198
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	164,000	158,686
4.13%, 6/15/2044	10,000	9,883
4.15%, 10/1/2045	20,000	19,933
4.15%, 6/15/2048	50,000	49,858
6.25%, 5/15/2039	30,000	37,527
Progress Energy, Inc.:
6.00%, 12/1/2039	325,000	382,528
7.00%, 10/30/2031	219,000	276,682
7.75%, 3/1/2031	43,000	56,783
Public Service Co. of Colorado:
3.80%, 6/15/2047	187,000	176,120
4.10%, 6/15/2048	65,000	64,588
Series 17, 6.25%, 9/1/2037	51,000	64,532
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	255,000	233,728

288

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/1/2042	$ 15,000	$ 13,951
Series MTN, 3.80%, 1/1/2043	66,000	62,892
Series MTN, 3.95%, 5/1/2042	92,000	89,333
Series MTN, 4.15%, 11/1/2045	156,000	153,529
Series MTN, 5.50%, 3/1/2040	150,000	176,704
Series MTN, 5.80%, 5/1/2037	51,000	60,967
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	151,000	154,008
4.30%, 5/20/2045	93,000	92,809
5.64%, 4/15/2041	42,000	49,046
5.76%, 10/1/2039	100,000	121,680
5.80%, 3/15/2040	34,000	41,514
6.27%, 3/15/2037	180,000	228,190
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	195,000	199,397
6.00%, 6/1/2039	47,000	56,432
Series RRR, 3.75%, 6/1/2047	170,000	154,737
Sempra Energy:
3.80%, 2/1/2038	170,000	146,341
4.00%, 2/1/2048	188,000	158,678
6.00%, 10/15/2039	235,000	260,857
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	87,000	82,555
4.35%, 2/1/2042	254,000	250,759
4.60%, 6/15/2043	217,000	220,580
5.10%, 6/1/2065	175,000	180,484
5.45%, 2/1/2041	104,000	116,969
6.05%, 1/15/2038	135,000	158,957
6.63%, 2/1/2032	50,000	60,537
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	744	744
Southern California Edison Co.:
4.05%, 3/15/2042	185,000	171,926
4.50%, 9/1/2040	79,000	77,248
5.50%, 3/15/2040	222,000	240,568
6.00%, 1/15/2034	101,000	112,861
6.05%, 3/15/2039	85,000	96,915
6.65%, 4/1/2029	277,000	306,777
Series 04-G, 5.75%, 4/1/2035	13,000	14,260
Series 05-B, 5.55%, 1/15/2036	55,000	57,995
Series 06-E, 5.55%, 1/15/2037	67,000	72,687
Series 08-A, 5.95%, 2/1/2038	250,000	282,115
Series 13-A, 3.90%, 3/15/2043	210,000	190,638
Series C, 3.60%, 2/1/2045	25,000	21,487
Series C, 4.13%, 3/1/2048	269,000	254,027
Southern Co. 4.40%, 7/1/2046	209,000	192,600
Southern Power Co.:
5.15%, 9/15/2041	317,000	306,200
5.25%, 7/15/2043	250,000	242,992
Series F, 4.95%, 12/15/2046 (d)	340,000	315,989
Southwestern Electric Power Co.:
6.20%, 3/15/2040	115,000	135,410
Series L, 3.85%, 2/1/2048	150,000	132,657
Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.70%, 8/15/2047	$ 62,000	$ 56,361
4.50%, 8/15/2041	31,000	31,459
Series 6, 4.40%, 11/15/2048	100,000	100,867
Tampa Electric Co.:
4.10%, 6/15/2042	290,000	280,778
4.35%, 5/15/2044	150,000	148,983
4.45%, 6/15/2049	100,000	98,314
Toledo Edison Co. 6.15%, 5/15/2037	17,000	20,248
Tucson Electric Power Co. 4.85%, 12/1/2048	275,000	286,212
Union Electric Co.:
3.65%, 4/15/2045	72,000	65,976
4.00%, 4/1/2048	100,000	96,690
5.30%, 8/1/2037	145,000	162,370
8.45%, 3/15/2039	54,000	79,867
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	191,198
4.45%, 2/15/2044	170,000	172,088
4.60%, 12/1/2048	235,000	245,648
8.88%, 11/15/2038	224,000	338,088
Series A, 6.00%, 5/15/2037	42,000	50,269
Series B, 6.00%, 1/15/2036	112,000	133,436
Series C, 4.00%, 11/15/2046	229,000	216,907
Westar Energy, Inc.:
4.10%, 4/1/2043	67,000	64,343
4.13%, 3/1/2042	55,000	53,621
4.25%, 12/1/2045	80,000	78,472
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	70,000	71,875
5.70%, 12/1/2036	152,000	179,158
Wisconsin Power & Light Co. 6.38%, 8/15/2037	212,000	268,797
Wisconsin Public Service Corp. 4.75%, 11/1/2044	146,000	157,170
Xcel Energy, Inc. 6.50%, 7/1/2036	250,000	310,360
		43,571,738
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	38,196
6.13%, 4/15/2039	62,000	75,658
		113,854
ELECTRONICS — 0.3%
Corning, Inc.:
4.38%, 11/15/2057	141,000	118,336
4.70%, 3/15/2037	100,000	95,536
5.75%, 8/15/2040	244,000	264,032
5.85%, 11/15/2068	100,000	102,583
Fortive Corp. 4.30%, 6/15/2046	157,000	148,848
Honeywell International, Inc.:

289

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.81%, 11/21/2047	$ 138,000	$ 131,318
5.70%, 3/15/2037	111,000	132,412
Series 30, 5.38%, 3/1/2041	145,000	169,640
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	127,427
		1,290,132
ENTERTAINMENT — 0.0% (e)
GLP Capital L.P./GLP Financing II, Inc. 5.30%, 1/15/2029	65,000	63,769
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	100,000	117,522
6.20%, 3/1/2040	100,000	122,714
Waste Connections, Inc. 4.25%, 12/1/2028	115,000	117,070
Waste Management, Inc.:
3.90%, 3/1/2035	128,000	123,904
4.10%, 3/1/2045	299,000	285,509
6.13%, 11/30/2039	30,000	35,922
		802,641
FOOD — 1.8%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	74,927
Campbell Soup Co. 4.80%, 3/15/2048 (d)	262,000	222,055
Conagra Brands, Inc.:
5.30%, 11/1/2038	75,000	71,033
5.40%, 11/1/2048	125,000	115,265
7.00%, 10/1/2028	174,000	196,509
8.25%, 9/15/2030	68,000	86,155
General Mills, Inc.:
4.15%, 2/15/2043	205,000	172,395
4.55%, 4/17/2038	75,000	68,645
4.70%, 4/17/2048 (d)	80,000	72,812
5.40%, 6/15/2040 (d)	206,000	205,518
Hershey Co. 3.38%, 8/15/2046	111,000	98,858
JM Smucker Co. 4.38%, 3/15/2045 (d)	279,000	242,702
Kellogg Co.:
4.50%, 4/1/2046	171,000	155,733
Series B, 7.45%, 4/1/2031	19,000	24,100
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	97,000	103,194
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	395,000	326,823
4.63%, 1/30/2029	250,000	247,070
5.00%, 7/15/2035	182,000	171,191
5.00%, 6/4/2042	436,000	388,367
5.20%, 7/15/2045	914,000	825,388
6.50%, 2/9/2040	218,000	231,158
6.75%, 3/15/2032	50,000	56,264
Security Description	Principal Amount	Value
6.88%, 1/26/2039	$ 371,000	$ 414,051
Kroger Co.:
3.88%, 10/15/2046	50,000	39,893
4.45%, 2/1/2047 (d)	377,000	330,625
4.65%, 1/15/2048 (d)	150,000	135,273
5.00%, 4/15/2042	160,000	150,658
5.15%, 8/1/2043	250,000	237,207
6.90%, 4/15/2038	108,000	124,377
McCormick & Co., Inc. 4.20%, 8/15/2047	70,000	64,828
Mondelez International, Inc. 4.63%, 5/7/2048	240,000	228,446
Sysco Corp.:
4.45%, 3/15/2048	200,000	189,456
4.85%, 10/1/2045	93,000	93,210
5.38%, 9/21/2035	230,000	249,143
Tyson Foods, Inc.:
4.55%, 6/2/2047	250,000	219,878
5.10%, 9/28/2048	65,000	62,558
5.15%, 8/15/2044	303,000	289,659
		6,985,424
FOREST PRODUCTS & PAPER — 0.6%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	115,000	108,477
Georgia-Pacific LLC:
7.75%, 11/15/2029	138,000	183,637
8.88%, 5/15/2031	73,000	106,616
International Paper Co.:
4.35%, 8/15/2048	213,000	179,269
4.40%, 8/15/2047	120,000	101,687
4.80%, 6/15/2044	109,000	97,976
5.00%, 9/15/2035	270,000	264,106
5.15%, 5/15/2046	225,000	212,146
6.00%, 11/15/2041	315,000	329,814
7.30%, 11/15/2039	293,000	345,330
Suzano Austria GmbH 6.00%, 1/15/2029 (c)	200,000	204,388
		2,133,446
GAS — 0.9%
Atmos Energy Corp.:
4.15%, 1/15/2043	116,000	112,737
4.30%, 10/1/2048	200,000	199,174
5.50%, 6/15/2041	226,000	259,507
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	121,000	111,084
5.85%, 1/15/2041	73,000	84,000
6.63%, 11/1/2037	51,000	61,916
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	150,000	147,972
4.80%, 11/1/2043	153,000	157,939
NiSource, Inc.:

290

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/30/2048	$ 168,000	$ 147,450
4.38%, 5/15/2047	136,000	127,304
4.80%, 2/15/2044	235,000	227,717
5.25%, 2/15/2043	150,000	156,156
5.65%, 2/1/2045	142,000	154,154
5.95%, 6/15/2041	111,000	124,095
ONE Gas, Inc.:
4.50%, 11/1/2048	110,000	113,533
4.66%, 2/1/2044	109,000	115,490
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	350,000	304,938
Southern California Gas Co.:
3.75%, 9/15/2042	30,000	28,049
Series VV, 4.30%, 1/15/2049	150,000	153,069
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	145,000	126,237
4.40%, 6/1/2043	36,000	33,915
4.40%, 5/30/2047	112,000	104,275
Southwest Gas Corp. 3.80%, 9/29/2046	157,000	137,995
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	167,000	155,925
		3,344,631
HAND & MACHINE TOOLS — 0.2%
Snap-on, Inc. 4.10%, 3/1/2048	231,000	223,950
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	200,000	204,744
5.20%, 9/1/2040	181,000	194,595
		623,289
HEALTH CARE PRODUCTS — 1.8%
Abbott Laboratories:
4.75%, 11/30/2036	150,000	156,681
4.75%, 4/15/2043	149,000	152,446
4.90%, 11/30/2046	631,000	663,332
5.30%, 5/27/2040	131,000	142,941
6.00%, 4/1/2039	187,000	225,025
6.15%, 11/30/2037	307,000	372,431
Baxter International, Inc. 3.50%, 8/15/2046	59,000	48,911
Becton Dickinson and Co.:
4.67%, 6/6/2047	202,000	190,080
4.69%, 12/15/2044	266,000	250,317
5.00%, 11/12/2040	158,000	158,528
Boston Scientific Corp.:
7.00%, 11/15/2035	135,000	170,224
7.38%, 1/15/2040	130,000	174,065
Covidien International Finance SA 6.55%, 10/15/2037	119,000	148,869
Danaher Corp. 4.38%, 9/15/2045	127,000	132,071
Koninklijke Philips NV:
5.00%, 3/15/2042	120,000	126,901
Security Description	Principal Amount	Value
6.88%, 3/11/2038	$ 193,000	$ 248,316
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	81,255
4.38%, 3/15/2035	313,000	320,424
4.50%, 3/15/2042	766,000	789,646
4.63%, 3/15/2044	460,000	477,029
4.63%, 3/15/2045	594,000	624,567
5.55%, 3/15/2040	254,000	295,725
6.50%, 3/15/2039	53,000	66,986
Stryker Corp.:
4.10%, 4/1/2043	40,000	36,794
4.38%, 5/15/2044	40,000	38,118
4.63%, 3/15/2046	236,000	237,333
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	126,000	116,539
5.30%, 2/1/2044	130,000	143,359
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	129,000	118,134
		6,707,047
HEALTH CARE SERVICES — 3.8%
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	30,000	29,973
Aetna, Inc.:
4.13%, 11/15/2042	353,000	305,073
4.50%, 5/15/2042	193,000	174,327
6.63%, 6/15/2036	153,000	178,609
6.75%, 12/15/2037	213,000	256,305
AHS Hospital Corp. 5.02%, 7/1/2045	107,000	119,490
Anthem, Inc.:
4.38%, 12/1/2047	156,000	145,183
4.63%, 5/15/2042	646,000	609,411
4.65%, 1/15/2043	340,000	330,613
4.65%, 8/15/2044	128,000	124,100
5.10%, 1/15/2044	132,000	134,260
5.85%, 1/15/2036	2,000	2,242
5.95%, 12/15/2034	154,000	174,189
6.38%, 6/15/2037	200,000	235,178
Ascension Health:
3.95%, 11/15/2046	200,000	191,654
4.85%, 11/15/2053	101,000	109,397
Baylor Scott & White Holdings:
3.97%, 11/15/2046	37,000	35,551
4.19%, 11/15/2045	106,000	105,410
Catholic Health Initiatives 4.35%, 11/1/2042	216,000	191,633
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	77,000	76,031
Children's Hospital Medical Center 4.27%, 5/15/2044	170,000	171,742
Cigna Corp.:
4.80%, 8/15/2038 (c)	235,000	231,162
4.90%, 12/15/2048 (c)	895,000	875,167

291

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cigna Holding Co. 3.88%, 10/15/2047	$ 285,000	$ 238,921
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	147,925
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	97,309
Dignity Health 5.27%, 11/1/2064	146,000	142,019
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	60,393
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	95,000	94,568
4.50%, 7/1/2057	437,000	457,570
Humana, Inc.:
4.63%, 12/1/2042	104,000	103,096
4.80%, 3/15/2047	65,000	64,524
4.95%, 10/1/2044	412,000	424,636
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	55,307
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	91,000	88,325
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	514,000	513,260
4.88%, 4/1/2042	124,000	138,813
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	219,000	203,797
Mayo Clinic:
3.77%, 11/15/2043	170,000	166,267
Series 2013, 4.00%, 11/15/2047	51,000	49,648
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	65,406
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	12,000	11,905
Series 2015, 4.20%, 7/1/2055	222,000	222,923
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	70,000	67,723
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	46,774
New York and Presbyterian Hospital:
4.02%, 8/1/2045	121,000	117,636
4.06%, 8/1/2056	187,000	179,701
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	395,000	357,100
4.26%, 11/1/2047	87,000	82,198
NYU Langone Hospitals:
4.37%, 7/1/2047	37,000	37,045
4.78%, 7/1/2044	126,000	132,575
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	61,716
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	113,000	109,276
Series 2017, 3.77%, 7/1/2048	40,000	36,170
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	105,727
Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	$ 150,000	$ 142,390
Series I, 3.74%, 10/1/2047	195,000	180,925
Quest Diagnostics, Inc. 4.70%, 3/30/2045	81,000	77,746
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	262,000	242,950
Stanford Health Care Series 2018, 3.80%, 11/15/2048	95,000	90,769
Sutter Health Series 2018, 4.09%, 8/15/2048	50,000	47,899
Texas Health Resources 4.33%, 11/15/2055	43,000	42,358
Toledo Hospital:
5.75%, 11/15/2038	100,000	105,627
6.02%, 11/15/2048 (d)	100,000	101,226
Trinity Health Corp. 4.13%, 12/1/2045	200,000	192,906
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	178,000	163,484
3.95%, 10/15/2042	221,000	210,635
4.20%, 1/15/2047	204,000	202,782
4.25%, 3/15/2043	111,000	109,950
4.25%, 4/15/2047	238,000	236,103
4.25%, 6/15/2048	350,000	349,811
4.45%, 12/15/2048	70,000	72,103
4.63%, 7/15/2035	50,000	52,931
4.63%, 11/15/2041	50,000	52,541
4.75%, 7/15/2045	249,000	263,327
5.70%, 10/15/2040	86,000	101,071
5.80%, 3/15/2036	448,000	523,309
5.95%, 2/15/2041	189,000	229,104
6.50%, 6/15/2037	242,000	308,932
6.63%, 11/15/2037	201,000	257,839
6.88%, 2/15/2038	270,000	352,709
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	100,000	103,416
		14,301,796
HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.50%, 6/1/2046	286,000	236,702
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	102,000	92,047
Kimberly-Clark Corp.:
3.20%, 7/30/2046	105,000	89,129
3.90%, 5/4/2047	87,000	83,480
5.30%, 3/1/2041	244,000	280,612
6.63%, 8/1/2037	111,000	145,535
		690,803
HOUSEWARES — 0.1%
Newell Brands, Inc. 5.38%, 4/1/2036	219,000	212,345

292

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 4.3%
ACE Capital Trust II 9.70%, 4/1/2030	$ 240,000	$ 316,452
Aflac, Inc.:
4.00%, 10/15/2046	87,000	79,938
4.75%, 1/15/2049	175,000	178,568
Alleghany Corp. 4.90%, 9/15/2044	323,000	324,353
Allstate Corp.:
4.20%, 12/15/2046	252,000	244,848
4.50%, 6/15/2043	242,000	246,489
5.55%, 5/9/2035	124,000	140,477
5.95%, 4/1/2036	23,000	27,114
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (a)	93,000	95,444
American Financial Group, Inc. 4.50%, 6/15/2047	177,000	156,318
American International Group, Inc.:
3.88%, 1/15/2035	297,000	255,123
4.38%, 1/15/2055	364,000	299,001
4.50%, 7/16/2044	147,000	130,670
4.70%, 7/10/2035	264,000	249,380
4.75%, 4/1/2048	203,000	185,786
4.80%, 7/10/2045	268,000	248,053
6.25%, 5/1/2036	306,000	332,806
3 month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (a)	120,000	142,560
Aon Corp. 6.25%, 9/30/2040	12,000	14,105
Aon PLC:
4.45%, 5/24/2043	51,000	46,437
4.75%, 5/15/2045	250,000	245,972
Arch Capital Group US, Inc. 5.14%, 11/1/2043	126,000	131,515
Arch Capital Group, Ltd. 7.35%, 5/1/2034	200,000	252,984
Assurant, Inc. 6.75%, 2/15/2034	46,000	52,746
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048 (c)	205,000	181,019
AXA SA 8.60%, 12/15/2030	108,000	133,483
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	550,000	546,139
4.40%, 5/15/2042	125,000	127,539
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	244,000	253,409
Brighthouse Financial, Inc. 4.70%, 6/22/2047	338,000	251,110
Chubb Corp.:
6.00%, 5/11/2037	147,000	176,704
Series 1, 6.50%, 5/15/2038	255,000	325,482
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	25,000	24,761
4.35%, 11/3/2045	164,000	167,790
6.70%, 5/15/2036	60,000	77,002
Security Description	Principal Amount	Value
Cincinnati Financial Corp. 6.13%, 11/1/2034	$ 151,000	$ 176,360
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	120,000	139,702
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	50,415
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	50,000	46,313
4.40%, 3/15/2048	110,000	102,358
5.95%, 10/15/2036	275,000	310,494
6.10%, 10/1/2041	28,000	33,076
Lincoln National Corp.:
4.35%, 3/1/2048	90,000	81,810
6.15%, 4/7/2036	34,000	39,335
6.30%, 10/9/2037	81,000	96,538
7.00%, 6/15/2040	151,000	190,811
Loews Corp.:
4.13%, 5/15/2043	193,000	177,751
6.00%, 2/1/2035	89,000	101,011
Manulife Financial Corp. 5.38%, 3/4/2046	185,000	201,687
Markel Corp.:
4.30%, 11/1/2047	100,000	86,764
5.00%, 4/5/2046	187,000	186,194
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	75,000	68,586
4.35%, 1/30/2047	32,000	30,024
5.88%, 8/1/2033	294,000	338,911
MetLife, Inc.:
4.05%, 3/1/2045	50,000	46,180
4.60%, 5/13/2046	196,000	195,902
4.88%, 11/13/2043	397,000	411,383
5.70%, 6/15/2035	321,000	363,940
5.88%, 2/6/2041	131,000	152,459
6.38%, 6/15/2034	133,000	160,905
6.40%, 12/15/2066	219,000	221,816
6.50%, 12/15/2032	197,000	243,009
10.75%, 8/1/2069	351,000	530,694
Series 20441215, Class MetLife Inc, 4.72%, 12/15/2044	194,000	197,985
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	116,000	117,858
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	34,296
4.35%, 5/15/2043	110,000	102,880
4.63%, 9/15/2042	60,000	58,752
6.05%, 10/15/2036	216,000	250,575
Progressive Corp 3.70%, 1/26/2045	10,000	9,126
Progressive Corp.:
4.00%, 3/1/2029	100,000	102,814
4.13%, 4/15/2047	234,000	227,827
4.20%, 3/15/2048	220,000	217,391
4.35%, 4/25/2044	135,000	135,871
6.25%, 12/1/2032	99,000	122,290

293

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 3/1/2029	$ 15,000	$ 18,258
Prudential Financial, Inc.:
3.91%, 12/7/2047	339,000	302,751
3.94%, 12/7/2049	212,000	189,390
Series B, 5.75%, 7/15/2033	100,000	114,159
Series MTN, 4.60%, 5/15/2044	198,000	197,525
Series MTN, 5.70%, 12/14/2036	87,000	98,139
Series MTN, 6.63%, 12/1/2037	71,000	85,864
Series MTN, 6.63%, 6/21/2040	30,000	36,707
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	23,000	31,418
Travelers Cos., Inc.:
3.75%, 5/15/2046	132,000	121,321
4.00%, 5/30/2047	334,000	321,695
4.60%, 8/1/2043	110,000	115,202
5.35%, 11/1/2040	80,000	91,108
6.75%, 6/20/2036	264,000	340,291
Series MTN, 6.25%, 6/15/2037	187,000	232,708
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	42,607
Unum Group 5.75%, 8/15/2042	195,000	205,723
Voya Financial, Inc. 5.70%, 7/15/2043	202,000	220,495
Willis North America, Inc. 5.05%, 9/15/2048	100,000	96,707
WR Berkley Corp. 4.75%, 8/1/2044	42,000	41,669
XLIT, Ltd.:
5.25%, 12/15/2043	10,000	10,797
5.50%, 3/31/2045	135,000	139,620
		16,077,824
INTERNET — 0.9%
Alibaba Group Holding, Ltd.:
4.20%, 12/6/2047	447,000	396,963
4.40%, 12/6/2057	455,000	407,948
4.50%, 11/28/2034	99,000	96,053
Amazon.com, Inc.:
3.88%, 8/22/2037	452,000	439,674
4.05%, 8/22/2047	658,000	644,853
4.25%, 8/22/2057	711,000	701,565
4.80%, 12/5/2034	431,000	465,045
4.95%, 12/5/2044	213,000	236,824
eBay, Inc. 4.00%, 7/15/2042	143,000	107,027
		3,495,952
IRON/STEEL — 0.6%
ArcelorMittal:
6.75%, 3/1/2041	204,000	213,665
7.00%, 10/15/2039	150,000	157,056
Nucor Corp.:
4.40%, 5/1/2048	250,000	238,900
5.20%, 8/1/2043	324,000	344,810
6.40%, 12/1/2037	93,000	111,935
Security Description	Principal Amount	Value
Vale Overseas, Ltd.:
6.88%, 11/21/2036	$ 468,000	$ 534,653
6.88%, 11/10/2039 (d)	328,000	378,942
8.25%, 1/17/2034	224,000	277,027
Vale SA 5.63%, 9/11/2042 (d)	123,000	124,256
		2,381,244
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 4.63%, 7/28/2045	148,000	137,585
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 4.38%, 5/8/2042	252,000	259,011
Caterpillar, Inc.:
3.80%, 8/15/2042	232,000	216,145
4.30%, 5/15/2044 (d)	191,000	194,281
4.75%, 5/15/2064	229,000	234,860
5.20%, 5/27/2041	172,000	192,253
5.30%, 9/15/2035	150,000	166,713
6.05%, 8/15/2036	187,000	225,696
		1,488,959
MACHINERY-DIVERSIFIED — 0.3%
Cummins, Inc. 4.88%, 10/1/2043	46,000	50,155
Deere & Co.:
3.90%, 6/9/2042 (d)	234,000	226,528
5.38%, 10/16/2029	140,000	160,152
7.13%, 3/3/2031	51,000	67,317
Dover Corp.:
5.38%, 10/15/2035	107,000	118,528
5.38%, 3/1/2041	232,000	255,745
Xylem, Inc. 4.38%, 11/1/2046	157,000	154,480
		1,032,905
MEDIA — 5.8%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	245,000	260,014
4.75%, 11/15/2046	39,000	41,634
4.95%, 10/15/2045	72,000	79,177
5.40%, 10/1/2043	256,000	295,583
6.15%, 3/1/2037	200,000	243,686
6.15%, 2/15/2041	462,000	569,919
6.20%, 12/15/2034	276,000	334,725
6.40%, 12/15/2035	100,000	124,695
6.55%, 3/15/2033	94,000	117,879
6.65%, 11/15/2037	367,000	472,072
6.90%, 8/15/2039	134,000	174,357
7.75%, 12/1/2045	300,000	438,993
7.85%, 3/1/2039	132,000	187,557
8.15%, 10/17/2036	87,000	124,246
CBS Corp.:

294

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 1/15/2045	$ 158,000	$ 140,400
4.85%, 7/1/2042	279,000	257,288
5.50%, 5/15/2033	84,000	87,594
5.90%, 10/15/2040	150,000	156,189
7.88%, 7/30/2030	162,000	202,228
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.38%, 4/1/2038	305,000	281,414
5.38%, 5/1/2047	856,000	769,784
5.75%, 4/1/2048	195,000	182,444
6.38%, 10/23/2035	79,000	80,913
6.48%, 10/23/2045	644,000	654,252
6.83%, 10/23/2055	316,000	320,525
Comcast Corp.:
3.20%, 7/15/2036	188,000	160,994
3.40%, 7/15/2046	292,000	241,291
3.97%, 11/1/2047	326,000	292,712
4.00%, 8/15/2047	157,000	142,207
4.00%, 3/1/2048	316,000	287,364
4.00%, 11/1/2049	522,000	469,189
4.05%, 11/1/2052	705,000	631,222
4.20%, 8/15/2034	300,000	289,674
4.25%, 10/15/2030	165,000	166,789
4.40%, 8/15/2035	250,000	245,865
4.50%, 1/15/2043	344,000	331,482
4.60%, 10/15/2038	280,000	283,248
4.60%, 8/15/2045	249,000	245,778
4.65%, 7/15/2042	424,000	424,242
4.70%, 10/15/2048	280,000	283,329
4.75%, 3/1/2044	150,000	151,578
4.95%, 10/15/2058	1,020,000	1,038,319
6.40%, 5/15/2038	276,000	325,167
6.40%, 3/1/2040	35,000	41,920
6.45%, 3/15/2037	439,000	523,200
6.50%, 11/15/2035	303,000	361,934
6.55%, 7/1/2039	185,000	225,465
6.95%, 8/15/2037	255,000	315,440
7.05%, 3/15/2033	120,000	151,402
Discovery Communications LLC:
4.88%, 4/1/2043	115,000	101,082
4.95%, 5/15/2042	250,000	222,463
5.20%, 9/20/2047	542,000	499,204
6.35%, 6/1/2040	127,000	133,168
Grupo Televisa SAB:
5.00%, 5/13/2045	157,000	137,232
6.13%, 1/31/2046	308,000	315,293
8.50%, 3/11/2032	2,000	2,495
Historic TW, Inc. 6.63%, 5/15/2029	148,000	173,173
NBCUniversal Media LLC:
4.45%, 1/15/2043	463,000	445,091
5.95%, 4/1/2041	379,000	433,413
Thomson Reuters Corp.:
Security Description	Principal Amount	Value
5.65%, 11/23/2043	$ 200,000	$ 215,284
5.85%, 4/15/2040	165,000	181,503
Time Warner Cable LLC:
4.50%, 9/15/2042	401,000	318,719
5.50%, 9/1/2041	197,000	174,818
5.88%, 11/15/2040	380,000	352,021
6.55%, 5/1/2037	203,000	205,215
6.75%, 6/15/2039	237,000	240,316
7.30%, 7/1/2038	476,000	509,539
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	317,000	376,418
Viacom, Inc.:
4.38%, 3/15/2043	305,000	246,471
5.25%, 4/1/2044	51,000	45,871
6.88%, 4/30/2036	317,000	344,303
Walt Disney Co Series MTN, 3.70%, 12/1/2042	100,000	92,298
Walt Disney Co.:
4.38%, 8/16/2041	130,000	132,057
Series B, 7.00%, 3/1/2032	123,000	162,830
Series E, 4.13%, 12/1/2041	217,000	214,643
Series GMTN, 4.13%, 6/1/2044	4,000	3,959
Series MTN, 3.00%, 7/30/2046 (d)	136,000	110,943
Warner Media LLC:
4.85%, 7/15/2045	27,000	24,360
4.90%, 6/15/2042	273,000	249,061
5.35%, 12/15/2043	100,000	95,940
5.38%, 10/15/2041	1,000	959
6.10%, 7/15/2040	185,000	191,279
6.20%, 3/15/2040	100,000	105,626
6.25%, 3/29/2041	270,000	283,252
6.50%, 11/15/2036	110,000	117,579
7.63%, 4/15/2031	174,000	216,468
		21,901,725
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	32,994
4.38%, 6/15/2045	189,000	188,815
Timken Co. 4.50%, 12/15/2028	70,000	68,851
Valmont Industries, Inc. 5.25%, 10/1/2054	150,000	132,982
		423,642
MINING — 1.3%
Barrick Gold Corp. 6.45%, 10/15/2035	285,000	332,718
Barrick North America Finance LLC:
5.70%, 5/30/2041	100,000	105,566
5.75%, 5/1/2043	58,000	61,458
7.50%, 9/15/2038	237,000	289,974

295

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	$ 300,000	$ 320,334
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (d)	488,000	466,255
5.00%, 9/30/2043	311,000	339,746
Goldcorp, Inc. 5.45%, 6/9/2044	306,000	304,317
Newmont Mining Corp.:
5.88%, 4/1/2035	253,000	272,059
6.25%, 10/1/2039	266,000	289,868
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	268,000	305,850
6.13%, 12/15/2033	65,000	77,938
7.25%, 3/15/2031	51,000	64,981
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (d)	268,000	258,290
4.75%, 3/22/2042	180,000	188,239
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	149,000	164,837
Southern Copper Corp.:
5.25%, 11/8/2042	303,000	287,574
5.88%, 4/23/2045	258,000	262,303
6.75%, 4/16/2040	136,000	150,061
7.50%, 7/27/2035	330,000	385,351
		4,927,719
MISCELLANEOUS MANUFACTURER — 1.7%
3M Co.:
Series MTN, 3.88%, 6/15/2044	248,000	245,111
Series MTN, 4.00%, 9/14/2048	150,000	148,885
Series MTN, 5.70%, 3/15/2037	183,000	222,054
Crane Co. 4.20%, 3/15/2048	143,000	132,408
Eaton Corp.:
3.92%, 9/15/2047	247,000	220,472
4.00%, 11/2/2032	81,000	79,322
4.15%, 11/2/2042	189,000	174,267
General Electric Co.:
4.13%, 10/9/2042	417,000	325,735
4.50%, 3/11/2044	530,000	431,462
Series A, 6.75%, 3/15/2032	1,061,000	1,106,146
Series GMTN, 6.15%, 8/7/2037	804,000	785,629
Series GMTN, 6.88%, 1/10/2039	671,000	701,893
Series MTN, 5.88%, 1/14/2038	773,000	738,601
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (d)	267,000	261,652
4.88%, 9/15/2041	37,000	40,556
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	50,000	47,177
5.75%, 6/15/2043	181,000	205,256
Parker-Hannifin Corp.:
4.10%, 3/1/2047	40,000	38,404
Series MTN, 4.20%, 11/21/2034	156,000	155,384
Security Description	Principal Amount	Value
Series MTN, 4.45%, 11/21/2044	$ 35,000	$ 35,565
Series MTN, 6.25%, 5/15/2038	167,000	204,064
		6,300,043
OIL & GAS — 5.5%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	517,000	600,371
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	59,000	50,749
6.20%, 3/15/2040	100,000	104,462
6.45%, 9/15/2036	302,000	321,104
6.60%, 3/15/2046	227,000	250,479
7.95%, 6/15/2039	150,000	177,021
Apache Corp.:
4.25%, 1/15/2044	58,000	46,569
4.75%, 4/15/2043	529,000	456,707
5.10%, 9/1/2040	370,000	334,188
6.00%, 1/15/2037	135,000	137,018
7.75%, 12/15/2029	50,000	59,308
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	404,000	440,954
6.50%, 2/15/2037	213,000	241,589
6.75%, 2/1/2039	150,000	175,603
7.20%, 1/15/2032	138,000	163,340
Series GMTN, 4.95%, 6/1/2047	225,000	216,493
Cenovus Energy, Inc.:
4.45%, 9/15/2042	160,000	122,813
5.20%, 9/15/2043	49,000	41,653
5.25%, 6/15/2037	328,000	286,082
5.40%, 6/15/2047	133,000	114,623
6.75%, 11/15/2039	200,000	196,592
Concho Resources, Inc.:
4.85%, 8/15/2048	100,000	95,114
4.88%, 10/1/2047	69,000	65,840
Conoco Funding Co. 7.25%, 10/15/2031	372,000	475,312
ConocoPhillips 5.90%, 5/15/2038	325,000	376,425
ConocoPhillips Canada Funding Co. I 7.20%, 8/15/2031	68,000	86,433
ConocoPhillips Co.:
4.30%, 11/15/2044	399,000	393,526
5.90%, 10/15/2032	199,000	231,134
5.95%, 3/15/2046	166,000	201,557
6.50%, 2/1/2039	367,000	454,148
Continental Resources, Inc. 4.90%, 6/1/2044	195,000	173,234
Devon Energy Corp.:
4.75%, 5/15/2042	147,000	126,677
5.00%, 6/15/2045	273,000	241,449
5.60%, 7/15/2041	413,000	391,483
7.95%, 4/15/2032	65,000	77,355
Encana Corp.:
6.50%, 8/15/2034	309,000	327,911
6.50%, 2/1/2038	127,000	134,708

296

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 8/15/2037	$ 253,000	$ 269,875
EOG Resources, Inc. 3.90%, 4/1/2035	100,000	94,266
Exxon Mobil Corp.:
3.57%, 3/6/2045	329,000	305,483
4.11%, 3/1/2046	308,000	312,719
Hess Corp.:
5.60%, 2/15/2041	240,000	211,238
5.80%, 4/1/2047	262,000	235,483
6.00%, 1/15/2040	86,000	78,846
7.13%, 3/15/2033	37,000	39,327
7.30%, 8/15/2031	110,000	118,693
7.88%, 10/1/2029	125,000	141,090
Husky Energy, Inc. 6.80%, 9/15/2037	130,000	151,471
Kerr-McGee Corp. 7.88%, 9/15/2031	398,000	472,629
Marathon Oil Corp.:
5.20%, 6/1/2045	51,000	47,226
6.60%, 10/1/2037	187,000	200,750
6.80%, 3/15/2032 (d)	113,000	124,170
Marathon Petroleum Corp.:
4.50%, 4/1/2048 (c)	150,000	126,951
4.75%, 9/15/2044	355,000	312,514
6.50%, 3/1/2041	251,000	270,048
Noble Energy, Inc.:
4.95%, 8/15/2047	137,000	119,142
5.05%, 11/15/2044	417,000	363,115
5.25%, 11/15/2043	173,000	154,069
6.00%, 3/1/2041	185,000	180,723
Occidental Petroleum Corp.:
4.10%, 2/15/2047	148,000	139,225
4.20%, 3/15/2048	250,000	238,737
4.40%, 4/15/2046	264,000	256,872
4.63%, 6/15/2045	160,000	160,458
Petro-Canada:
5.35%, 7/15/2033	51,000	55,661
5.95%, 5/15/2035	254,000	276,949
6.80%, 5/15/2038	360,000	423,965
Phillips 66:
4.65%, 11/15/2034	168,000	163,795
4.88%, 11/15/2044	317,000	309,072
5.88%, 5/1/2042	476,000	520,596
Shell International Finance B.V.:
3.63%, 8/21/2042	94,000	85,104
3.75%, 9/12/2046	168,000	155,647
4.00%, 5/10/2046	645,000	624,728
4.13%, 5/11/2035	367,000	365,448
4.38%, 5/11/2045	661,000	677,386
4.55%, 8/12/2043	133,000	138,158
5.50%, 3/25/2040	343,000	397,393
6.38%, 12/15/2038	760,000	956,513
Suncor Energy, Inc.:
4.00%, 11/15/2047	76,000	67,388
5.95%, 12/1/2034	200,000	218,292
Security Description	Principal Amount	Value
6.50%, 6/15/2038	$ 114,000	$ 131,475
6.85%, 6/1/2039	439,000	522,612
7.15%, 2/1/2032	100,000	121,416
Valero Energy Corp.:
4.90%, 3/15/2045	85,000	79,410
6.63%, 6/15/2037	304,000	335,057
7.50%, 4/15/2032	194,000	235,850
10.50%, 3/15/2039	51,000	76,029
XTO Energy, Inc. 6.75%, 8/1/2037	162,000	205,601
		20,658,689
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	298,000	290,109
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	307,000	252,873
Halliburton Co.:
4.50%, 11/15/2041	56,000	51,116
4.85%, 11/15/2035	182,000	179,104
5.00%, 11/15/2045	660,000	647,665
6.70%, 9/15/2038	221,000	260,236
7.45%, 9/15/2039	133,000	165,944
National Oilwell Varco, Inc. 3.95%, 12/1/2042	219,000	173,264
		2,020,311
PACKAGING & CONTAINERS — 0.2%
Sonoco Products Co. 5.75%, 11/1/2040	89,000	99,456
Westrock Co. 4.90%, 3/15/2029 (c)	500,000	514,825
WestRock MWV LLC 7.95%, 2/15/2031	166,000	210,800
		825,081
PHARMACEUTICALS — 5.8%
AbbVie, Inc.:
4.30%, 5/14/2036	427,000	387,763
4.40%, 11/6/2042	114,000	100,525
4.45%, 5/14/2046	280,000	246,114
4.50%, 5/14/2035	553,000	511,696
4.70%, 5/14/2045	878,000	802,659
4.88%, 11/14/2048	500,000	466,625
Allergan Finance LLC 4.63%, 10/1/2042	545,000	499,705
Allergan Funding SCS:
4.55%, 3/15/2035	483,000	459,599
4.75%, 3/15/2045 (d)	318,000	302,052
AmerisourceBergen Corp. 4.30%, 12/15/2047	164,000	139,741
AstraZeneca PLC:
4.00%, 1/17/2029	175,000	173,824
4.38%, 11/16/2045	122,000	116,055
4.38%, 8/17/2048	250,000	237,163

297

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 9/15/2037	$ 719,000	$ 860,643
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	150,000	130,961
4.50%, 3/1/2044	150,000	158,273
Cardinal Health, Inc.:
4.37%, 6/15/2047	137,000	116,509
4.50%, 11/15/2044	148,000	125,880
4.60%, 3/15/2043	186,000	167,854
CVS Health Corp.:
4.78%, 3/25/2038	724,000	695,844
4.88%, 7/20/2035	347,000	337,083
5.05%, 3/25/2048	1,427,000	1,392,224
5.13%, 7/20/2045	925,000	901,977
5.30%, 12/5/2043	436,000	438,298
6.13%, 9/15/2039	175,000	192,747
Eli Lilly & Co.:
3.70%, 3/1/2045	225,000	211,727
3.95%, 5/15/2047	201,000	196,592
5.55%, 3/15/2037	230,000	271,697
Express Scripts Holding Co.:
4.80%, 7/15/2046	266,000	253,868
6.13%, 11/15/2041	223,000	254,550
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	70,000	70,247
5.38%, 4/15/2034	226,000	256,711
6.38%, 5/15/2038	495,000	622,383
Johnson & Johnson:
3.40%, 1/15/2038	5,000	4,668
3.55%, 3/1/2036	179,000	170,789
3.63%, 3/3/2037	232,000	223,015
3.70%, 3/1/2046	681,000	648,019
3.75%, 3/3/2047	138,000	132,314
4.38%, 12/5/2033	200,000	214,912
4.50%, 9/1/2040	251,000	268,673
4.50%, 12/5/2043	30,000	32,158
4.85%, 5/15/2041	248,000	277,914
4.95%, 5/15/2033	236,000	266,545
5.85%, 7/15/2038	219,000	271,426
5.95%, 8/15/2037	148,000	186,289
6.95%, 9/1/2029	73,000	94,910
McKesson Corp. 4.88%, 3/15/2044	150,000	143,894
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	121,000	124,020
5.90%, 11/1/2039	135,000	159,862
Merck & Co., Inc.:
3.60%, 9/15/2042	250,000	237,767
3.70%, 2/10/2045	203,000	194,220
4.15%, 5/18/2043	518,000	525,796
6.55%, 9/15/2037	15,000	19,906
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	177,000	215,986
Mylan NV 5.25%, 6/15/2046	439,000	361,266
Mylan, Inc.:
Security Description	Principal Amount	Value
5.20%, 4/15/2048 (c)	$ 173,000	$ 147,271
5.40%, 11/29/2043	172,000	147,471
Novartis Capital Corp.:
3.70%, 9/21/2042	224,000	216,617
4.00%, 11/20/2045	178,000	178,913
4.40%, 5/6/2044	399,000	424,947
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	276,000	241,127
Pfizer, Inc.:
4.00%, 12/15/2036	113,000	112,045
4.10%, 9/15/2038	150,000	150,627
4.13%, 12/15/2046	177,000	177,660
4.20%, 9/15/2048	215,000	218,395
4.30%, 6/15/2043	319,000	325,396
4.40%, 5/15/2044	204,000	212,280
7.20%, 3/15/2039	667,000	929,171
Pharmacia LLC 6.60%, 12/1/2028	40,000	48,866
Wyeth LLC:
5.95%, 4/1/2037	246,000	296,359
6.00%, 2/15/2036	396,000	481,857
6.50%, 2/1/2034	248,000	308,909
Zoetis, Inc.:
3.95%, 9/12/2047	156,000	141,852
4.45%, 8/20/2048	100,000	98,034
4.70%, 2/1/2043	205,000	207,942
		21,939,677
PIPELINES — 4.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.20%, 12/1/2047	121,000	108,795
Buckeye Partners L.P. 5.60%, 10/15/2044	221,000	190,374
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	75,000	78,728
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	51,000	62,773
Enable Midstream Partners L.P. 5.00%, 5/15/2044	103,000	83,679
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	200,000	205,486
7.38%, 10/15/2045	150,000	187,117
Series B, 7.50%, 4/15/2038	51,000	63,612
Enbridge, Inc.:
4.50%, 6/10/2044	251,000	232,875
5.50%, 12/1/2046 (d)	96,000	102,609
Energy Transfer Operating L.P.:
5.15%, 2/1/2043	300,000	258,939
5.15%, 3/15/2045	176,000	152,823
5.30%, 4/15/2047	155,000	137,279
5.95%, 10/1/2043	255,000	239,907
6.05%, 6/1/2041	395,000	379,536
6.13%, 12/15/2045	125,000	121,199
6.50%, 2/1/2042	182,000	183,531
6.63%, 10/15/2036	219,000	226,426

298

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 30Y, 6.00%, 6/15/2048	$ 150,000	$ 145,912
Enterprise Products Operating LLC:
4.25%, 2/15/2048	125,000	111,836
4.45%, 2/15/2043	238,000	217,425
4.80%, 2/1/2049	300,000	290,283
4.85%, 8/15/2042	180,000	174,206
4.85%, 3/15/2044	150,000	145,090
4.95%, 10/15/2054	295,000	285,342
5.10%, 2/15/2045	447,000	444,823
5.70%, 2/15/2042	187,000	198,390
5.95%, 2/1/2041	120,000	131,887
6.13%, 10/15/2039	103,000	115,517
6.45%, 9/1/2040	205,000	237,376
Series D, 6.88%, 3/1/2033	32,000	38,758
Series H, 6.65%, 10/15/2034	211,000	243,716
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	150,000	148,341
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	137,000	125,763
5.40%, 9/1/2044	314,000	302,417
5.50%, 3/1/2044	214,000	208,500
5.63%, 9/1/2041	201,000	197,953
6.38%, 3/1/2041	151,000	160,889
6.50%, 2/1/2037	251,000	271,569
6.55%, 9/15/2040	150,000	162,130
7.30%, 8/15/2033	238,000	277,963
7.40%, 3/15/2031	159,000	184,922
7.50%, 11/15/2040	232,000	270,825
Series MTN, 6.95%, 1/15/2038	350,000	396,984
Kinder Morgan, Inc.:
5.05%, 2/15/2046	448,000	416,528
5.20%, 3/1/2048	50,000	47,777
5.55%, 6/1/2045	163,000	162,392
Series GMTN, 7.80%, 8/1/2031	60,000	72,419
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	45,120
4.20%, 10/3/2047	107,000	96,359
4.25%, 9/15/2046	52,000	47,361
5.15%, 10/15/2043	200,000	199,558
MPLX L.P.:
4.50%, 4/15/2038	382,000	335,476
4.70%, 4/15/2048	297,000	256,495
4.80%, 2/15/2029	145,000	144,584
4.90%, 4/15/2058	75,000	63,274
5.20%, 3/1/2047	346,000	321,261
5.50%, 2/15/2049	440,000	426,444
ONEOK Partners L.P.:
6.13%, 2/1/2041	201,000	210,535
6.65%, 10/1/2036	73,000	80,737
6.85%, 10/15/2037	80,000	89,702
ONEOK, Inc.:
4.95%, 7/13/2047	237,000	218,213
5.20%, 7/15/2048	100,000	95,563
6.00%, 6/15/2035	202,000	208,668
Phillips 66 Partners L.P.:
Security Description	Principal Amount	Value
4.68%, 2/15/2045	$ 236,000	$ 209,955
4.90%, 10/1/2046	37,000	34,098
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	20,000	15,765
4.70%, 6/15/2044	246,000	205,228
4.90%, 2/15/2045	1,000	858
5.15%, 6/1/2042	266,000	233,192
6.65%, 1/15/2037	131,000	135,010
Spectra Energy Partners L.P. 5.95%, 9/25/2043	141,000	153,521
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	156,000	137,734
5.35%, 5/15/2045	230,000	203,065
5.40%, 10/1/2047	53,000	47,783
6.10%, 2/15/2042	228,000	219,977
6.85%, 2/15/2040	81,000	84,016
Tennessee Gas Pipeline Co. LLC:
7.00%, 10/15/2028	10,000	11,453
7.63%, 4/1/2037	237,000	283,772
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	201,000	235,833
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	213,000	204,478
5.00%, 10/16/2043	118,000	116,106
5.10%, 3/15/2049	225,000	224,586
5.60%, 3/31/2034	234,000	243,304
5.85%, 3/15/2036	213,000	226,404
6.20%, 10/15/2037	592,000	650,839
7.25%, 8/15/2038	161,000	193,973
7.63%, 1/15/2039	266,000	334,059
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	134,000	120,956
4.60%, 3/15/2048	166,000	153,042
5.40%, 8/15/2041	77,000	78,635
Western Gas Partners L.P.:
5.30%, 3/1/2048	255,000	219,912
5.45%, 4/1/2044	167,000	147,227
5.50%, 8/15/2048	60,000	53,027
Williams Cos., Inc.:
4.85%, 3/1/2048	82,000	74,513
4.90%, 1/15/2045	280,000	253,854
5.10%, 9/15/2045	100,000	92,930
5.40%, 3/4/2044	20,000	19,165
5.75%, 6/24/2044	383,000	379,622
6.30%, 4/15/2040	232,000	246,157
		18,287,020
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	50,000	49,825
AvalonBay Communities, Inc.:
Series MTN, 4.15%, 7/1/2047	52,000	49,368

299

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.35%, 4/15/2048	$ 150,000	$ 148,368
Boston Properties L.P. 4.50%, 12/1/2028	105,000	107,252
Crown Castle International Corp. 4.75%, 5/15/2047	230,000	218,946
ERP Operating L.P.:
4.00%, 8/1/2047	37,000	34,286
4.15%, 12/1/2028	200,000	203,848
4.50%, 7/1/2044	183,000	184,147
4.50%, 6/1/2045	37,000	37,356
Essex Portfolio L.P. 4.50%, 3/15/2048	100,000	96,558
Federal Realty Investment Trust 4.50%, 12/1/2044	169,000	169,646
HCP, Inc. 6.75%, 2/1/2041	180,000	220,916
Hospitality Properties Trust 4.38%, 2/15/2030	105,000	96,198
Kilroy Realty L.P. 4.25%, 8/15/2029	58,000	56,562
Kimco Realty Corp.:
4.13%, 12/1/2046	37,000	32,023
4.25%, 4/1/2045	25,000	22,170
4.45%, 9/1/2047	187,000	170,065
National Retail Properties, Inc. 4.80%, 10/15/2048	60,000	58,206
Prologis L.P. 4.38%, 9/15/2048	50,000	50,416
Realty Income Corp. 4.65%, 3/15/2047	127,000	128,725
Regency Centers L.P. 4.40%, 2/1/2047	52,000	48,548
Simon Property Group L.P.:
4.25%, 10/1/2044	48,000	46,117
4.25%, 11/30/2046	174,000	167,190
4.75%, 3/15/2042	15,000	15,498
6.75%, 2/1/2040	302,000	386,038
UDR, Inc. Series MTN, 4.40%, 1/26/2029	100,000	100,606
Ventas Realty L.P.:
4.38%, 2/1/2045	61,000	55,884
4.40%, 1/15/2029	150,000	149,367
5.70%, 9/30/2043	51,000	55,484
Welltower, Inc.:
4.95%, 9/1/2048	100,000	98,098
6.50%, 3/15/2041	100,000	116,603
Weyerhaeuser Co. 7.38%, 3/15/2032	185,000	225,850
		3,600,164
RETAIL — 3.2%
Darden Restaurants, Inc. 4.55%, 2/15/2048	57,000	52,000
Home Depot, Inc.:
3.50%, 9/15/2056	246,000	206,625
4.20%, 4/1/2043	159,000	156,647
4.25%, 4/1/2046	325,000	324,503
Security Description	Principal Amount	Value
4.40%, 3/15/2045	$ 245,000	$ 248,726
4.50%, 12/6/2048	350,000	361,568
4.88%, 2/15/2044	455,000	489,152
5.40%, 9/15/2040	250,000	289,253
5.88%, 12/16/2036	517,000	620,715
5.95%, 4/1/2041	178,000	217,804
Kohl's Corp. 5.55%, 7/17/2045	96,000	89,672
Lowe's Cos., Inc.:
3.70%, 4/15/2046	251,000	204,954
4.05%, 5/3/2047	326,000	281,087
4.25%, 9/15/2044	245,000	217,183
4.65%, 4/15/2042	193,000	182,057
5.50%, 10/15/2035	224,000	234,441
Macy's Retail Holdings, Inc. 4.50%, 12/15/2034	12,000	9,695
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	113,000	95,732
Series MTN, 3.70%, 2/15/2042	353,000	304,321
Series MTN, 4.45%, 3/1/2047	185,000	176,808
Series MTN, 4.45%, 9/1/2048	50,000	47,686
Series MTN, 4.60%, 5/26/2045	263,000	255,967
Series MTN, 4.88%, 12/9/2045	64,000	64,508
Series MTN, 5.70%, 2/1/2039	150,000	166,914
Series MTN, 6.30%, 10/15/2037	351,000	409,785
Series MTN, 6.30%, 3/1/2038	191,000	223,317
Nordstrom, Inc. 5.00%, 1/15/2044	201,000	172,782
QVC, Inc. 5.45%, 8/15/2034	124,000	108,715
Starbucks Corp.:
3.75%, 12/1/2047	265,000	220,973
4.30%, 6/15/2045	292,000	263,656
Target Corp.:
3.63%, 4/15/2046	310,000	272,217
3.90%, 11/15/2047	443,000	407,449
4.00%, 7/1/2042	303,000	285,862
6.50%, 10/15/2037	135,000	165,245
Walgreen Co. 4.40%, 9/15/2042	90,000	78,752
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	190,000	178,026
4.65%, 6/1/2046	254,000	229,299
4.80%, 11/18/2044	310,000	283,210
Walmart, Inc.:
3.63%, 12/15/2047	275,000	254,526
3.95%, 6/28/2038	150,000	149,054
4.00%, 4/11/2043	369,000	361,616
4.05%, 6/29/2048	570,000	566,312
4.30%, 4/22/2044	393,000	401,587
4.88%, 7/8/2040 (d)	300,000	331,998
5.25%, 9/1/2035	310,000	356,615
5.63%, 4/1/2040	322,000	386,873
5.63%, 4/15/2041	270,000	327,780
6.20%, 4/15/2038	243,000	307,568
6.50%, 8/15/2037	112,000	145,943

300

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.55%, 2/15/2030	$ 15,000	$ 20,221
		12,207,399
SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 5.30%, 12/15/2045	328,000	346,601
Applied Materials, Inc.:
4.35%, 4/1/2047 (d)	114,000	111,499
5.10%, 10/1/2035	149,000	160,555
5.85%, 6/15/2041	221,000	259,947
Intel Corp.:
3.73%, 12/8/2047	178,000	165,171
4.00%, 12/15/2032	163,000	168,142
4.10%, 5/19/2046	235,000	230,822
4.10%, 5/11/2047	433,000	422,855
4.80%, 10/1/2041	285,000	309,490
4.90%, 7/29/2045	206,000	226,213
QUALCOMM, Inc.:
4.30%, 5/20/2047	225,000	200,284
4.65%, 5/20/2035	372,000	359,995
4.80%, 5/20/2045	238,000	227,233
Texas Instruments, Inc. 4.15%, 5/15/2048	350,000	349,426
		3,538,233
SOFTWARE — 3.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	147,000	131,840
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	175,000	158,778
Series 30Y, 4.75%, 5/15/2048	300,000	281,310
Microsoft Corp.:
3.45%, 8/8/2036	277,000	263,006
3.50%, 2/12/2035	312,000	299,610
3.50%, 11/15/2042	308,000	286,086
3.70%, 8/8/2046	498,000	478,120
3.75%, 5/1/2043	190,000	184,100
3.75%, 2/12/2045	387,000	374,655
3.95%, 8/8/2056	557,000	540,479
4.00%, 2/12/2055	769,000	757,273
4.10%, 2/6/2037	357,000	366,764
4.20%, 11/3/2035	356,000	371,504
4.45%, 11/3/2045	578,000	621,830
4.50%, 10/1/2040	360,000	386,086
4.50%, 2/6/2057	381,000	410,127
4.75%, 11/3/2055	130,000	145,432
4.88%, 12/15/2043	275,000	310,318
5.20%, 6/1/2039	315,000	367,208
5.30%, 2/8/2041	335,000	397,756
Series 30Y, 4.25%, 2/6/2047	613,000	643,343
Oracle Corp.:
3.25%, 5/15/2030	230,000	217,069
3.85%, 7/15/2036	455,000	429,866
3.90%, 5/15/2035	222,000	212,398
4.00%, 7/15/2046	523,000	487,833
Security Description	Principal Amount	Value
4.00%, 11/15/2047	$ 241,000	$ 224,371
4.13%, 5/15/2045	424,000	401,931
4.30%, 7/8/2034	340,000	341,343
4.38%, 5/15/2055	493,000	481,484
4.50%, 7/8/2044	406,000	407,868
5.38%, 7/15/2040	626,000	698,985
6.13%, 7/8/2039	385,000	465,669
6.50%, 4/15/2038	308,000	385,419
		12,529,861
TELECOMMUNICATIONS — 8.0%
America Movil SAB de CV:
4.38%, 7/16/2042 (d)	418,000	400,933
6.13%, 11/15/2037	65,000	75,844
6.13%, 3/30/2040	311,000	366,569
6.38%, 3/1/2035	202,000	238,164
AT&T, Inc.:
4.30%, 2/15/2030	435,000	412,345
4.30%, 12/15/2042	524,000	446,464
4.35%, 6/15/2045	707,000	600,073
4.50%, 5/15/2035	346,000	313,635
4.50%, 3/9/2048	732,000	629,410
4.55%, 3/9/2049	864,000	744,319
4.75%, 5/15/2046	647,000	575,118
4.80%, 6/15/2044	757,000	679,021
4.90%, 8/15/2037	158,000	147,975
5.15%, 3/15/2042	446,000	416,609
5.15%, 11/15/2046	288,000	268,157
5.15%, 2/15/2050	155,000	143,555
5.25%, 3/1/2037	211,000	206,881
5.35%, 9/1/2040	497,000	480,823
5.45%, 3/1/2047 (d)	502,000	489,495
5.55%, 8/15/2041	587,000	572,055
5.65%, 2/15/2047	578,000	577,983
5.70%, 3/1/2057	270,000	266,663
6.00%, 8/15/2040	150,000	153,332
6.15%, 9/15/2034	476,000	507,797
6.30%, 1/15/2038	197,000	212,795
6.35%, 3/15/2040	317,000	336,410
6.38%, 3/1/2041	155,000	165,174
6.50%, 9/1/2037	285,000	317,826
6.55%, 2/15/2039	200,000	222,200
Bell Canada, Inc. 4.46%, 4/1/2048	165,000	160,956
British Telecommunications PLC 9.63%, 12/15/2030	476,000	644,780
Cisco Systems, Inc.:
5.50%, 1/15/2040	571,000	674,083
5.90%, 2/15/2039	573,000	708,027
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	629,000	826,311
9.25%, 6/1/2032	86,000	121,982
Juniper Networks, Inc. 5.95%, 3/15/2041	226,000	223,519

301

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke KPN NV 8.38%, 10/1/2030	$ 136,000	$ 176,233
Motorola Solutions, Inc. 5.50%, 9/1/2044	175,000	160,221
Orange SA:
5.38%, 1/13/2042	178,000	186,765
5.50%, 2/6/2044	140,000	149,507
9.00%, 3/1/2031	753,000	1,039,276
Rogers Communications, Inc.:
4.30%, 2/15/2048	322,000	306,109
4.50%, 3/15/2043	53,000	52,274
5.00%, 3/15/2044	252,000	261,873
5.45%, 10/1/2043	110,000	118,932
7.50%, 8/15/2038	25,000	34,007
Telefonica Emisiones SA:
4.67%, 3/6/2038	100,000	89,882
4.90%, 3/6/2048	155,000	137,615
5.21%, 3/8/2047	275,000	251,614
7.05%, 6/20/2036	480,000	548,827
Telefonica Europe B.V. 8.25%, 9/15/2030	711,000	905,551
TELUS Corp. 4.60%, 11/16/2048	200,000	198,648
Verizon Communications, Inc.:
3.85%, 11/1/2042	484,000	418,016
4.13%, 8/15/2046	429,000	380,647
4.27%, 1/15/2036	598,000	562,096
4.40%, 11/1/2034	444,000	428,558
4.50%, 8/10/2033	832,000	822,049
4.52%, 9/15/2048	832,000	779,301
4.67%, 3/15/2055	100,000	92,055
4.75%, 11/1/2041	436,000	422,937
4.81%, 3/15/2039	188,000	184,934
4.86%, 8/21/2046	1,000,000	983,940
5.01%, 8/21/2054	1,675,000	1,616,660
5.25%, 3/16/2037	595,000	622,929
5.50%, 3/16/2047	1,048,000	1,120,847
5.85%, 9/15/2035	300,000	332,973
6.40%, 2/15/2038	200,000	233,124
6.55%, 9/15/2043	533,000	626,142
Vodafone Group PLC:
4.38%, 2/19/2043	382,000	322,393
5.00%, 5/30/2038	265,000	247,733
5.25%, 5/30/2048	561,000	525,663
6.15%, 2/27/2037	327,000	342,755
6.25%, 11/30/2032	221,000	242,216
7.88%, 2/15/2030	139,000	172,833
		30,425,418
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	51,000	45,996
6.35%, 3/15/2040	177,000	186,077
		232,073
Security Description	Principal Amount	Value
TRANSPORTATION — 3.7%
Burlington Northern Santa Fe LLC:
4.05%, 6/15/2048	$ 142,000	$ 136,133
4.13%, 6/15/2047	382,000	370,937
4.15%, 4/1/2045	148,000	144,199
4.15%, 12/15/2048	340,000	331,850
4.40%, 3/15/2042	437,000	440,509
4.45%, 3/15/2043	106,000	107,409
4.55%, 9/1/2044	233,000	243,126
4.70%, 9/1/2045	109,000	114,471
4.90%, 4/1/2044	91,000	98,104
5.05%, 3/1/2041	150,000	163,757
5.15%, 9/1/2043	264,000	291,789
5.40%, 6/1/2041	250,000	282,345
5.75%, 5/1/2040	15,000	17,537
6.15%, 5/1/2037	220,000	266,974
6.20%, 8/15/2036	232,000	282,734
Canadian National Railway Co.:
3.20%, 8/2/2046	130,000	111,212
3.65%, 2/3/2048	100,000	92,624
4.45%, 1/20/2049	100,000	106,174
6.25%, 8/1/2034	201,000	248,945
6.38%, 11/15/2037	10,000	12,590
Canadian Pacific Railway Co.:
5.75%, 3/15/2033	30,000	34,416
5.75%, 1/15/2042	61,000	69,867
5.95%, 5/15/2037	239,000	278,280
6.13%, 9/15/2115	448,000	520,227
7.13%, 10/15/2031	25,000	31,982
CSX Corp.:
4.25%, 3/15/2029	95,000	96,521
4.25%, 11/1/2066	138,000	119,002
4.30%, 3/1/2048	150,000	143,594
4.40%, 3/1/2043	149,000	143,441
4.50%, 8/1/2054	112,000	106,049
4.65%, 3/1/2068	100,000	92,124
4.75%, 5/30/2042	2,000	2,015
4.75%, 11/15/2048	95,000	96,391
5.50%, 4/15/2041	161,000	177,383
6.00%, 10/1/2036	369,000	424,999
6.15%, 5/1/2037	198,000	233,024
6.22%, 4/30/2040	575,000	681,703
FedEx Corp.:
3.88%, 8/1/2042	194,000	163,094
3.90%, 2/1/2035	412,000	373,157
4.10%, 2/1/2045	138,000	118,554
4.40%, 1/15/2047	146,000	130,639
4.55%, 4/1/2046	330,000	301,122
4.75%, 11/15/2045	254,000	238,536
4.90%, 1/15/2034	272,000	275,732
4.95%, 10/17/2048	100,000	96,707
5.10%, 1/15/2044	360,000	354,650
Kansas City Southern:
4.30%, 5/15/2043	19,000	18,262
4.70%, 5/1/2048	150,000	146,676

302

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 8/15/2045	$ 165,000	$ 166,510
Norfolk Southern Corp.:
3.95%, 10/1/2042	187,000	171,213
4.05%, 8/15/2052	105,000	94,183
4.15%, 2/28/2048	100,000	93,843
4.65%, 1/15/2046	280,000	283,648
4.84%, 10/1/2041	187,000	194,424
5.10%, 8/1/2118	280,000	270,040
Union Pacific Corp.:
3.35%, 8/15/2046	150,000	122,549
3.38%, 2/1/2035	46,000	40,303
3.60%, 9/15/2037	252,000	225,422
3.80%, 10/1/2051	191,000	163,313
4.00%, 4/15/2047	99,000	90,981
4.05%, 11/15/2045	203,000	185,978
4.05%, 3/1/2046	233,000	213,647
4.10%, 9/15/2067	52,000	43,720
4.15%, 1/15/2045	220,000	204,283
4.25%, 4/15/2043	310,000	293,672
4.30%, 6/15/2042	144,000	139,228
4.38%, 11/15/2065	164,000	146,263
4.50%, 9/10/2048	210,000	207,570
4.75%, 9/15/2041	300,000	304,224
4.80%, 9/10/2058	100,000	99,774
4.82%, 2/1/2044	37,000	37,840
6.63%, 2/1/2029	25,000	30,237
United Parcel Service, Inc.:
3.40%, 11/15/2046	470,000	397,850
4.88%, 11/15/2040	206,000	219,104
6.20%, 1/15/2038	222,000	271,706
		14,043,091
TRUCKING & LEASING — 0.0% (e)
GATX Corp. 5.20%, 3/15/2044 (d)	116,000	116,158
WATER — 0.3%
American Water Capital Corp.:
3.75%, 9/1/2047	101,000	90,420
4.00%, 12/1/2046	62,000	59,238
4.20%, 9/1/2048	135,000	131,541
4.30%, 12/1/2042	228,000	226,418
4.30%, 9/1/2045	150,000	151,034
United Utilities PLC 6.88%, 8/15/2028	121,000	142,055
Veolia Environnement SA 6.75%, 6/1/2038	191,000	232,227
		1,032,933
TOTAL CORPORATE BONDS & NOTES (Cost $394,998,100)		372,663,837

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	592,743	$ 592,743
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	1,512,328	1,512,328
TOTAL SHORT-TERM INVESTMENTS (Cost $2,105,071)		2,105,071
TOTAL INVESTMENTS — 99.1% (Cost $397,103,171)		374,768,908
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,504,119
NET ASSETS — 100.0%		$ 378,273,027
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at December 31, 2018.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

303

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$372,663,837	$—	$372,663,837
Short-Term Investments	2,105,071	—	—	2,105,071
TOTAL INVESTMENTS	$2,105,071	$372,663,837	$—	$374,768,908
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	106,469	$106,469	$17,530,620	$17,044,346	$—	$—	592,743	$ 592,743	$7,211	$—
State Street Navigator Securities Lending Government Money Market Portfolio	581,483	581,483	5,350,853	4,420,008	—	—	1,512,328	1,512,328	2,281	—
Total		$687,952	$22,881,473	$21,464,354	$—	$—		$2,105,071	$9,492	$—
304	SARSPLB

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 7, 2019